UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: 1-866-746-2602

Date of fiscal year end: March 31

Date of reporting period: September 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant has filed this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. The initial submission of the Certified Shareholder Report on Form N-CSR (accession #0001193125-11-333433) provides the information required by Item 1 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission provides the information required by Item 1 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission. Apart from Item 1, this submission is identical in all material respects to the initial submission.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under the previously filed companion submission on Form N-CSR:

•	PIMCO Funds—Asset Allocation Funds

•	PIMCO Funds—Tax-Efficient Strategy Funds

•	PIMCO Funds—Equity-Related Strategy Funds

•	PIMCO Funds—Short Duration Strategy Funds

•	PIMCO Funds—Long Duration Strategy Funds

•	PIMCO Funds—Credit Bond Funds

Filed under this submission on Form N-CSR:

•	PIMCO Funds—Real Return Strategy Funds

•	PIMCO Funds—International Bond Funds

•	PIMCO Funds—PIMCO Total Return Fund

•	PIMCO Funds—PIMCO Real Return Fund

•	PIMCO Funds—Private Account Portfolio Series

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2011

Real Return Strategy Funds

PIMCO Real Income™ 2019 Fund

PIMCO Real Income™ 2029 Fund

PIMCO Real Return Asset Fund

PIMCO RealEstateRealReturn Strategy Fund

PIMCO CommoditiesPLUS™ Short Strategy Fund

PIMCO CommoditiesPLUS™ Strategy Fund

PIMCO CommodityRealReturn Strategy Fund®

PIMCO Inflation Response Multi-Asset Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		14
Benchmark Descriptions		16
Financial Highlights		18
Statements of Assets and Liabilities		26
Consolidated Statements of Assets and Liabilities		28
Statements of Operations		30
Consolidated Statements of Operations		31
Statements of Changes in Net Assets		32
Consolidated Statements of Changes in Net Assets		33
Statement of Cash Flows		34
Notes to Financial Statements		93
Glossary		109
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements		110

FUND	Fund Summary	Schedule of Investments

PIMCO Real IncomeTM 2019 Fund	6	35
PIMCO Real IncomeTM 2029 Fund	7	36
PIMCO Real Return Asset Fund	8	37
PIMCO RealEstateRealReturn Strategy Fund	9	47
PIMCO CommoditiesPLUSTM Short Strategy Fund	10	57
PIMCO CommoditiesPLUSTM Strategy Fund	11	61
PIMCO CommodityRealReturn Strategy Fund®	12	72
PIMCO Inflation Response Multi-Asset Fund	13	90

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Over the six-month reporting period, a number of events caused heightened investor nervousness and market volatility, which weighed on financial markets globally. In particular, the U.S. Congress flirted with possible default in what turned out to be political theater over the new debt ceiling, and at its end, the U.S. lost its prized AAA credit rating for long-term debt from Standard & Poor’s. In fact, polarization in Washington is high, including the divide in ideologies and in economic vision for the role and efficacy of fiscal policy. Within Europe, mounting concern about debt restructurings in peripheral European countries, amplified by the potential default of Greece and contagion to the rest of the region and to the global banking sector, increased speculation of a possible breakup of the Eurozone. A number of European economies are suffering from a significant loss of competitiveness, high debt loads and negative demographics. And in the Middle East and North Africa, ongoing social unrest and political uncertainty have increased concern over stability in the region.

In sum, these events weighed heavily on global investor sentiment and are clear indicators of significant structural re-alignments—social, political and economic—taking place at once throughout the world. Governments worldwide will be required to work together in a coordinated effort to address these growing issues of economic power and decline. In this fluid market environment being prepared for, and vigilant to, multiple scenarios is crucial to first managing the heightened risks and second in finding attractive investment opportunities throughout the global marketplace.

Included below are highlights of the financial markets during our six-month reporting period:

■

U.S. Treasury yields declined across the yield curve as prices rose during the reporting period due to the flight-to-quality brought on primarily by growing investor concern over the European sovereign debt crisis, a slowing global economy, and the downgrade of the U.S. credit rating by Standard & Poor’s in August. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25% and announced a new “Operation Twist” policy initiative, repeated from 1961, again designed to replace short-term debt with longer-term U.S. Treasuries to try to support the economy by reducing long-term interest rates. The Bank of England held its key lending rate at 0.50%, while the European Central Bank raised its main policy rate to 1.50% during the first part of the period in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 1.92% at the end of the reporting period, or 1.55% lower than on March 31, 2011. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 6.20% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 8.33%. The gains were driven by the rally in longer-term TIPS due to an investor flight-to-quality and slower global growth prospects amid heightened sovereign risk concerns in the U.S. and Europe. Shorter-maturity TIPS, however, sold-off given lower commodity prices in addition to upcoming negative inflation seasonality. Despite strong overall gains, TIPS underperformed their nominal U.S. Treasury counterparts as breakeven inflation levels, also a measure of market inflation expectations, narrowed dramatically for all maturities as the investor flight-to-quality bid favored nominal U.S. Treasury debt over TIPS. Also, investor inflation expectations softened as a direct result of slowing global economic growth.

■

Agency mortgage-backed securities (“MBS”) underperformed like-duration U.S. Treasury securities amid the flight-to-quality and speculation regarding a widespread government induced refinancing program.

2	PIMCO REAL RETURN STRATEGY FUNDS

The Federal Reserve announced that it would continue to re-invest pay-downs (or the principal returned on a security to the investor) on its Agency MBS and Agency debt into Agency MBS, which helped support Agency MBS asset prices. Non-Agency MBS and commercial MBS also underperformed like-duration U.S. Treasury securities due to increased risk aversion and broad market volatility during the reporting period.

■

Municipal Bonds, including both tax-exempt and taxable Build America Bonds (“BABs”), posted positive returns but underperformed like-duration U.S. Treasury securities due to the flight-to-quality rally in U.S. Treasuries during the period. Municipal bond yields declined across the municipal yield curve as default worries eased and technical factors, such as low new issue supply, supported municipal bond prices. Demand for BABs (taxable municipal bonds) was strong as the securities provided attractive risk-adjusted yields versus similarly rated corporate bonds.

■

Emerging market (“EM”) fixed income assets underperformed U.S. Treasury securities due to general risk aversion and increased market volatility related to global factors. EM spread widening was larger in lower quality EM countries, which generally underperformed the broader EM external debt market. In EM local currency instruments, EM currencies depreciated against the U.S. dollar amid a flight to the U.S. dollar’s perceived better safety. The weakness in EM currencies also affected the performance of EM local currency denominated debt.

■

Equity markets worldwide generally posted negative returns due to increased risk aversion and heightened market volatility brought on by global macroeconomic events. U.S. equities, as measured by the S&P 500 Index, declined 13.78% and global equities, as represented by the MSCI World Index, declined 16.22%. Emerging market equities, as measured by the MSCI Emerging Markets Index, declined 23.45% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-866-746-2602. We also invite you to visit our website at www.pimco.com/investments, or our investment manager’s website at www.pimco.com, to learn more about our views and for expanded market commentary.

Sincerely, Brent R. Harris Chairman of the Board and President, PIMCO Funds November 15, 2011

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2011	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: allocation risk, acquired fund risk, value investing risk, interest rate risk, credit risk, high yield and distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, small-cap and mid-cap company risk, arbitrage risk, management risk, short sale risk, convertible securities risk, commodity risk, tax risk and subsidiary risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in foreign (non-U.S.) securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

On each individual Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The

Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any CDSC that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a contingent deferred sales charge (“CDSC”), which declines from 3.5% (or 5% for certain Funds) in the first year to 0% at the end of the sixth year. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on each individual Fund summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments.

The PIMCO CommoditiesPLUS™ Short Strategy Fund, PIMCO CommoditiesPLUS™ Strategy Fund and PIMCO CommodityRealReturn Strategy Fund® are intended for long-term investors and an investment in the Funds should be no more than a small part of a typical diversified portfolio. Each Fund’s share price is expected to be more volatile than that of other funds. Each Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by changes in overall market movements, changes in interest rates, and

4	PIMCO REAL RETURN STRATEGY FUNDS

other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

The PIMCO Real Income™ 2019 Fund and PIMCO Real Income™ 2029 Fund are designed to represent the portion of a retiree’s portfolio devoted to meeting required spending needs not covered by Social Security or defined benefit plans. The PIMCO Real Income™ 2019 Fund’s and PIMCO Real Income™ 2029 Fund’s portfolios are composed of mostly Treasury Inflation-Protected Securities (TIPS), with maturities structured over a predetermined time frame to generate systematic, inflation-adjusted distributions. These distributions are a combination of interest and principal, both of which are automatically adjusted to the rate of inflation; they are paid out monthly until the Fund reaches its final maturity date (either 2019 or 2029).

The PIMCO Inflation Response Multi-Asset Fund (“PIMCO Fund of Funds”) may invest its assets in Underlying PIMCO Funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative	Class D	Class A	Class B	Class C	Class R
PIMCO Real Income™ 2019 Fund	10/30/09	10/30/09	10/30/09	—	10/30/09	10/30/09	—	10/30/09	—
PIMCO Real Income™ 2029 Fund	10/30/09	10/30/09	10/30/09	—	10/30/09	10/30/09	—	10/30/09	—
PIMCO Real Return Asset Fund	11/12/01	11/12/01	11/19/10	—	—	—	—	—	—
PIMCO RealEstateRealReturn Strategy Fund	10/30/03	10/30/03	04/30/08	—	10/30/03	10/30/03	10/30/03	10/30/03	—
PIMCO CommoditiesPLUS™ Short Strategy Fund	08/17/10	08/17/10	08/17/10	—	08/17/10	09/30/10	—	09/30/10	—
PIMCO CommoditiesPLUSTM Strategy Fund	05/28/10	05/28/10	05/28/10	—	05/28/10	05/28/10	—	05/28/10	05/28/10
PIMCO CommodityRealReturn Strategy Fund®	06/28/02	06/28/02	04/30/08	02/14/03	11/29/02	11/29/02	11/29/02	11/29/02	03/12/10
PIMCO Inflation Response Multi-Asset Fund	08/31/11	08/31/11	08/31/11	—	08/31/11	08/31/11	—	08/31/11	08/31/11

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, respectively.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (866) 746-2602, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (866) 746-2602 and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO advised Funds are distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019, www.pimco.com/investments, (888) 87-PIMCO.

Semiannual Report	September 30, 2011	5

PIMCO Real IncomeTM 2019 Fund

Institutional Class - PRIFX	Class A - PCIAX
Class P - PICPX	Class C - PRLCX
Class D - PRLDX

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

U.S. Treasury Obligations	91.6%
Short-Term Instruments	8.4%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	Fund Inception (10/30/2009)
PIMCO Real Income™ 2019 Fund Institutional Class	3.78%	5.81%	6.11%
PIMCO Real Income™ 2019 Fund Class P	3.75%	5.75%	6.06%
PIMCO Real Income™ 2019 Fund Class D	3.55%	5.25%	5.72%
PIMCO Real Income™ 2019 Fund Class A	3.55%	5.57%	5.88%
PIMCO Real Income™ 2019 Fund Class A (adjusted)	-0.32%	1.66%	3.78%
PIMCO Real Income™ 2019 Fund Class C	3.30%	4.74%	5.37%
PIMCO Real Income™ 2019 Fund Class C (adjusted)	2.32%	3.80%	5.37%
Barclays Capital US TIPS Real Income 2019 Index	4.01%	6.42%	6.27%	**
Lipper Retirement Income Funds Average	-6.68%	0.39%	5.11%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.PIMCO.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1% CDSC on Class C shares. The Fund’s total annual operating expense ratios are 0.39% for Institutional Class shares, 0.49% for Class P shares, 0.79% for Class D shares, 0.79% for Class A shares, and 1.29% for Class C shares.

Portfolio Insights

»

The PIMCO Real Income™ 2019 Fund seeks to provide consistent real (inflation-adjusted) distributions through its maturity date in 2019, by investing under normal circumstances at least 90% of its net assets in inflation-indexed bonds issued by the U.S. Treasury. The Fund also may invest in the following: U.S. Treasury bills, notes, bonds, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government and futures contracts on U.S. Treasury securities. Inflation-indexed bonds are fixed-income securities that are structured to provide protection from inflation.

»

The Fund is primarily used by retirees as a liquid source of baseline income to meet required spending needs not covered by Social Security or pensions. However, the Fund can also be used to satisfy other needs for systematic, inflation-adjusted income for a defined term.

»

The Fund’s positioning in U.S. Treasury Inflation-Protected Securities (“TIPS”) maturing in 2019 or sooner, as represented by the Barclays Capital U.S. TIPS Real Income 2019 Index, benefited total return performance as the Index returned 4.01% for the reporting period.

»	The distribution per share of the Fund was adjusted up to 3.08% during the reporting period due to a rise in the non-seasonally adjusted Consumer Price Index.

6	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO Real IncomeTM 2029 Fund

Institutional Class - PRIIX	Class A - POIAX
Class P - PRQCX	Class C - PORCX
Class D - PORDX

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

U.S. Treasury Obligations	97.3%
Short-Term Instruments	2.7%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	Fund Inception (10/30/2009)
PIMCO Real Income™ 2029 Fund Institutional Class	9.79%	10.28%	10.26%
PIMCO Real Income™ 2029 Fund Class P	9.66%	10.13%	10.16%
PIMCO Real Income™ 2029 Fund Class D	9.60%	9.87%	9.89%
PIMCO Real Income™ 2029 Fund Class A	9.50%	9.77%	9.83%
PIMCO Real Income™ 2029 Fund Class A (adjusted)	5.44%	5.70%	7.66%
PIMCO Real Income™ 2029 Fund Class C	9.30%	9.33%	9.31%
PIMCO Real Income™ 2029 Fund Class C (adjusted)	8.30%	8.33%	9.31%
Barclays Capital US TIPS Real Income 2029 Index	9.79%	10.62%	10.02%	**
Lipper Retirement Income Funds Average	-6.68%	0.39%	5.11%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.PIMCO.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1% CDSC on Class C shares. The Fund’s total annual operating expense ratios are 0.39% for Institutional Class shares, 0.49% for Class P shares, 0.79% for Class D shares, 0.79% for Class A shares, and 1.29% for Class C shares.

Portfolio Insights

»

The PIMCO Real Income™ 2029 Fund seeks to provide consistent real (inflation-adjusted) distributions through its maturity date in 2029, by investing under normal circumstances at least 90% of its net assets in inflation-indexed bonds issued by the U.S. Treasury. The Fund also may invest in the following: U.S. Treasury bills, notes, bonds, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government and futures contracts on U.S. Treasury securities. Inflation-indexed bonds are fixed-income securities that are structured to provide protection from inflation.

»

The Fund is primarily used by retirees as a liquid source of baseline income to meet required spending needs not covered by Social Security or pensions. However, the Fund can also be used to satisfy other needs for systematic, inflation-adjusted income for a defined term.

»

The Fund’s positioning in U.S. Treasury Inflation-Protected Securities (“TIPS”) maturing in 2029 or sooner, as represented by the Barclays Capital U.S. TIPS Real Income 2029 Index, benefited total return performance as the Index returned 9.79% for the reporting period.

»	The distribution per share of the Fund was adjusted up to 3.08% during the reporting period due to a rise in the non-seasonally adjusted Consumer Price Index.

Semiannual Report	September 30, 2011	7

PIMCO Real Return Asset Fund

Institutional Class - PRAIX
Class P - PRTPX

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

U.S. Treasury Obligations	67.5%
Short-Term Instruments	10.4%
Corporate Bonds & Notes	9.0%
Asset-Backed Securities	3.9%
Sovereign Issues	3.3%
Other	5.9%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	5 Years	Fund Inception (11/12/2001)
PIMCO Real Return Asset Fund Institutional Class	14.94%	13.98%	9.06%	9.31%
PIMCO Real Return Asset Fund Class P	14.88%	13.86%	8.97%	9.26%
Barclays Capital U.S. Treasury Inflation Notes: 10+ Year Index	16.99%	15.92%	8.70%	8.89%	**
Lipper Treasury Inflation-Protected Securities Funds Average	6.57%	7.78%	5.90%	6.24%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/2001.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.PIMCO.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratios are 0.56% for Institutional Class shares and 0.66% for Class P shares.

Portfolio Insights

»

The PIMCO Real Return Asset Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and corporations. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

»	Exposure to U.S. nominal duration (or sensitivity to changes in market interest rates) added to performance as nominal yields rallied during the reporting period.

»	Exposure to Australian real duration contributed to performance as Australian real yields declined during the reporting period.

»	An underweight to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from returns as U.S. real yields rallied across most maturities during the reporting period.

»	Holdings of Italian inflation-linked bonds detracted from returns as Italian real yields rose during the reporting period.

»	Exposure to select corporate securities detracted from returns as spreads over U.S. Treasuries widened during the reporting period.

»

Exposure to a basket of select emerging market currencies detracted from returns as these currencies depreciated against the U.S. dollar; however, short exposure to the euro somewhat limited the downside.

8	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO RealEstateRealReturn Strategy Fund

Institutional Class - PRRSX	Class A - PETAX
Class P - PETPX	Class B - PETBX
Class D - PETDX	Class C - PETCX

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

U.S. Treasury Obligations	63.0%
Short-Term Instruments	16.0%
Corporate Bonds & Notes	10.4%
Sovereign Issues	3.6%
Mortgage-Backed Securities	2.9%
Other	4.1%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	5 Years	Fund Inception (10/30/2003)
PIMCO RealEstateRealReturn Strategy Fund Institutional Class	-2.31%	11.66%	2.23%	11.56%
PIMCO RealEstateRealReturn Strategy Fund Class P	-2.35%	11.58%	2.15%	11.46%
PIMCO RealEstateRealReturn Strategy Fund Class D	-2.50%	11.10%	1.83%	11.07%
PIMCO RealEstateRealReturn Strategy Fund Class A	-2.54%	11.13%	1.79%	11.06%
PIMCO RealEstateRealReturn Strategy Fund Class A (adjusted)	-7.90%	5.02%	0.65%	10.27%
PIMCO RealEstateRealReturn Strategy Fund Class B	-2.82%	10.35%	1.01%	10.20%
PIMCO RealEstateRealReturn Strategy Fund Class B (adjusted)	-7.38%	5.54%	0.84%	10.20%
PIMCO RealEstateRealReturn Strategy Fund Class C	-2.77%	10.48%	1.04%	10.22%
PIMCO RealEstateRealReturn Strategy Fund Class C (adjusted)	-3.69%	9.52%	1.04%	10.22%
Dow Jones U.S. Select REIT Total Return Index	-11.15%	1.86%	-3.22%	7.19%	**
Lipper Real Estate Funds Average	-11.79%	0.48%	-2.84%	6.85%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/2003.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.PIMCO.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares, 5% CDSC on Class B shares one- and five-year returns, and 1% CDSC on Class C shares. The Fund’s total annual operating expense ratios are 0.76% for Institutional Class shares, 0.86% for Class P shares, 1.16% for Class D shares, 1.16% for Class A shares, 1.91% for Class B shares, and 1.91% for Class C shares.

Portfolio Insights

»

The PIMCO RealEstateRealReturn Strategy Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes.

»

The portfolio’s construction, which primarily uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, benefited performance as U.S. TIPS outperformed the one-month LIBOR financing rate that is assumed in real estate investment trust (“REIT”) index-linked derivatives.

»	An underweight to U.S. TIPS during the majority of the reporting period detracted from returns as U.S. real yields rallied across most maturities.

»	Holdings of Italian inflation-linked bonds detracted from returns as Italian real yields rose during the reporting period.

»	Exposure to select corporate securities detracted from returns as spreads over U.S. Treasuries widened during the reporting period.

»

Exposure to a basket of select emerging market currencies detracted from returns as these currencies depreciated against the U.S. dollar; however, short exposure to the euro somewhat limited the downside.

»	Exposure to U.S. nominal duration (or sensitivity to changes in market interest rates) added to performance as nominal yields rallied during the reporting period.

»	Exposure to Australian real duration contributed to performance as Australian real yields declined during the reporting period.

Semiannual Report	September 30, 2011	9

PIMCO CommoditiesPLUSTM Short Strategy Fund

Institutional Class - PCPIX	Class A - PCCAX
Class P - PCSPX	Class C - PPSCX
Class D - PCSDX

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

Short-Term Instruments	67.8%
Corporate Bonds & Notes	17.6%
Mortgage-Backed Securities	8.6%
U.S. Government Agencies	4.7%
Asset-Backed Securities	1.3%
Other	0.0%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	Fund Inception (08/17/2010)
PIMCO CommoditiesPLUS™ Short Strategy Fund Institutional Class	16.82%	-4.01%	-8.07%
PIMCO CommoditiesPLUS™ Short Strategy Fund Class P	16.82%	-4.01%	-8.07%
PIMCO CommoditiesPLUS™ Short Strategy Fund Class D	16.45%	-4.43%	-8.43%
PIMCO CommoditiesPLUS™ Short Strategy Fund Class A	16.58%	-4.32%	-8.39%
PIMCO CommoditiesPLUS™ Short Strategy Fund Class A (adjusted)	10.21%	-9.57%	-12.89%
PIMCO CommoditiesPLUS™ Short Strategy Fund Class C	16.00%	-5.17%	-9.19%
PIMCO CommoditiesPLUS™ Short Strategy Fund Class C (adjusted)	15.00%	-6.12%	-10.00%
Dow Jones-UBS Commodity Index Total Return	-17.30%	0.02%	4.92%
Inverse of the Dow Jones-UBS Commodity Index Total Return	18.63%	-3.49%	-7.76%
Lipper Dedicated Short-Bias Fund Average	27.72%	-8.62%	-22.13%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 08/31/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.PIMCO.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1% CDSC on Class C shares. The Fund’s total annual operating expense ratios are 0.91% for Institutional Class shares, 1.01% for Class P shares, 1.16% for Administrative Class shares, 1.41% for Class D shares, 0.1.41% for Class A shares, and 2.16% for Class C shares.

Portfolio Insights

»

The PIMCO CommoditiesPLUS™ Short Strategy Fund seeks total return which exceeds that of the inverse return of its benchmark, consistent with prudent investment management, by investing under normal circumstances in short positions with respect to the Dow Jones-UBS Commodity Index Total Return (the “Index”), including commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments, such that the Fund’s net asset value may vary inversely with the value of the Index on a daily basis, subject to certain limitations as outlined in the Fund’s prospectus. The Fund will maintain short positions through the use of a combination of commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide short exposure to the investment returns of the commodities futures markets.

»	The Fund’s positive absolute performance was driven by the negative returns of the Dow Jones-UBS Commodity Index Total Return.

»	Exposure to U.S. nominal duration (or sensitivity to changes in market interest rates) during the majority of the reporting period added to performance as nominal yields rallied.

»	Exposure to select corporate securities detracted from returns as spreads over U.S. Treasuries widened during the reporting period.

10	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO CommoditiesPLUSTM Strategy Fund

Institutional Class - PCLIX	Class A - PCLAX
Class P - PCLPX	Class C - PCPCX
Class D - PCLDX	Class R - PCPRX

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

Short-Term Instruments	51.5%
Corporate Bonds & Notes	21.1%
Mortgage-Backed Securities	8.3%
U.S. Treasury Obligations	7.6%
Asset-Backed Securities	5.7%
Other	5.8%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	Fund Inception (05/28/2010)
PIMCO CommoditiesPLUS™ Strategy Fund Institutional Class	-17.83%	6.81%	14.66%
PIMCO CommoditiesPLUS™ Strategy Fund Class P	-17.85%	6.63%	14.51%
PIMCO CommoditiesPLUS™ Strategy Fund Class D	-18.06%	6.16%	14.07%
PIMCO CommoditiesPLUS™ Strategy Fund Class A	-18.03%	6.30%	14.10%
PIMCO CommoditiesPLUS™ Strategy Fund Class A (adjusted)	-22.54%	0.45%	9.39%
PIMCO CommoditiesPLUS™ Strategy Fund Class C	-18.38%	5.40%	13.23%
PIMCO CommoditiesPLUS™ Strategy Fund Class C (adjusted)	-19.11%	4.46%	12.52%
PIMCO CommoditiesPLUS™ Strategy Fund Class R	-18.15%	5.87%	13.75%
Credit Suisse Commodity Benchmark Index	-17.68%	5.35%	12.20%	**
Lipper Commodities General Funds Average	-15.77%	2.85%	9.74%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 05/31/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.PIMCO.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1% CDSC on Class C shares. The Fund’s total annual operating expense ratios are 0.86% for Institutional Class shares, 0.96% for Class P shares, 1.11% for Administrative Class shares, 1.36% for Class D shares, 1.36% for Class A shares, 2.11% for Class C shares, and 1.61% for Class R shares.

Portfolio Insights

»

The PIMCO CommoditiesPLUS™ Strategy Fund seeks total return which exceeds that of its benchmark, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments. The Fund invests in commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide exposure to the investment returns of the commodities futures markets.

»

The Fund seeks to outperform the Credit Suisse Commodity Benchmark Index by actively managing its commodity exposure and by actively managing the collateral portfolio that backs the commodity-linked derivative instruments.

»

Active commodity strategies designed to combat the effects of contango (a condition in commodity futures markets where the forward price of a contract is greater than the current spot price) by holding futures contracts further out on the futures curves, added value as the deferred contract indexes outperformed front-month contract indexes.

»	Exposure to select corporate securities detracted from returns as spreads over U.S. Treasuries widened during the reporting period.

»

Exposure to a basket of select emerging market currencies detracted from returns as these currencies depreciated against the U.S. dollar; however, short exposure to the euro somewhat limited the downside.

»	Exposure to U.S. nominal duration (or sensitivity to changes in market interest rates) added to performance as nominal yields rallied during the reporting period.

Semiannual Report	September 30, 2011	11

PIMCO CommodityRealReturn Strategy Fund®

Institutional Class - PCRIX	Class A - PCRAX
Class P - PCRPX	Class B - PCRBX
Administrative Class - PCRRX	Class C - PCRCX
Class D - PCRDX	Class R - PCSRX

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

U.S. Treasury Obligations	70.6%
Corporate Bonds & Notes	9.9%
Short-Term Instruments	8.5%
Sovereign Issues	4.2%
Mortgage-Backed Securities	3.2%
Other	3.6%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	5 Years	Fund Inception (06/28/2002)
PIMCO CommodityRealReturn Strategy Fund® Institutional Class	-15.63%	4.38%	2.45%	10.00%
PIMCO CommodityRealReturn Strategy Fund® Class P	-15.68%	4.30%	2.37%	9.90%
PIMCO CommodityRealReturn Strategy Fund® Administrative Class	-15.81%	3.93%	2.18%	9.71%
PIMCO CommodityRealReturn Strategy Fund® Class D	-15.82%	3.85%	1.94%	9.46%
PIMCO CommodityRealReturn Strategy Fund® Class A	-15.85%	3.86%	1.93%	9.45%
PIMCO CommodityRealReturn Strategy Fund® Class A (adjusted)	-20.48%	-1.85%	0.79%	8.78%
PIMCO CommodityRealReturn Strategy Fund® Class B	-16.22%	3.00%	1.14%	8.75%
PIMCO CommodityRealReturn Strategy Fund® Class B (adjusted)	-20.02%	-1.47%	0.94%	8.75%
PIMCO CommodityRealReturn Strategy Fund® Class C	-16.24%	2.96%	1.16%	8.64%
PIMCO CommodityRealReturn Strategy Fund® Class C (adjusted)	-17.00%	2.07%	1.16%	8.64%
PIMCO CommodityRealReturn Strategy Fund® Class R	-15.90%	3.64%	1.44%	8.86%
Dow Jones-UBS Commodity Index Total Return	-17.30%	0.02%	-1.10%	5.76%	**
Lipper Commodities General Funds Average	-15.77%	2.85%	-2.84%	2.84%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 06/30/2002.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.PIMCO.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares, 5% CDSC on Class B shares one- and five-year returns, and 1% CDSC on Class C shares. The Fund’s total annual operating expense ratios are 0.89% for Institutional Class shares, 0.99% for Class P shares, 1.14% for Administrative Class shares, 1.34% for Class D shares, 1.34% for Class A shares, 2.09% for Class B shares, 2.09% for Class C shares, and 1.59% for Class R shares.

Portfolio Insights

»

The PIMCO CommodityRealReturn Strategy Fund® seeks maximum real return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

»

The Fund seeks to outperform the Dow Jones-UBS Commodity Index Total Return by actively managing its commodity exposure, by holding U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral and by actively managing this collateral portfolio.

»

Active commodity strategies designed to combat the effects of contango (a condition in commodity futures markets where the forward price of a contract is greater than the current spot price) by holding futures contracts further out on the futures curves, added value as the deferred contract indexes held within the Fund outperformed the Dow Jones-UBS Commodity Index Total Return, which holds front-month futures contracts.

»	An underweight to U.S. TIPS detracted from returns as U.S. real yields rallied across most maturities during the reporting period.

»	Holdings of Italian inflation-linked bonds detracted from returns as Italian real yields rose during the reporting period.

»	Exposure to select corporate securities detracted from returns as spreads over U.S. Treasuries widened during the reporting period.

»

Exposure to a basket of select emerging market currencies detracted from returns as these currencies depreciated against the U.S. dollar; however, short exposure to the euro somewhat limited the downside.

»

The portfolio’s construction, which uses primarily U.S. TIPS as collateral, benefited performance as U.S. TIPS outperformed the Treasury bill collateral rate embedded in the Dow Jones-UBS Commodity Index Total Return.

»	Exposure to U.S. nominal duration (or sensitivity to changes in market interest rates) added to performance as nominal yields rallied during the reporting period.

»	Exposure to Australian real duration contributed to performance as Australian real yields declined during the reporting period.

12	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO Inflation Response Multi-Asset Fund

Institutional Class - PIRMX	Class A - PZRMX
Class P - PPRMX	Class C - PCRMX
Class D - PRDMX	Class R - PQRMX

Portfolio Insights

Allocation Breakdown‡
Short-Term Instruments	46.8%
U.S. Treasury Obligations	35.1%
Mutual Funds	14.1%
Sovereign Issues	2.8%
Real Estate Investment Trusts	0.9%
Other	0.3%
‡	% of Total Investments as of 09/30/11

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended September 30, 2011
Fund Inception (08/31/2011)
PIMCO Inflation Response Multi-Asset Fund Institutional Class	-5.20%
PIMCO Inflation Response Multi-Asset Fund Class P	-5.20%
PIMCO Inflation Response Multi-Asset Fund Class D	-5.20%
PIMCO Inflation Response Multi-Asset Fund Class A	-5.40%
PIMCO Inflation Response Multi-Asset Fund Class A (adjusted)	-10.59%
PIMCO Inflation Response Multi-Asset Fund Class C	-5.30%
PIMCO Inflation Response Multi-Asset Fund Class C (adjusted)	-6.25%
PIMCO Inflation Response Multi-Asset Fund Class R	-5.30%
45% Barclays Capital U.S. TIPS Index, 20% Dow Jones-UBS Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Dow Jones-UBS Gold Subindex Total Return Index	-6.42%
Lipper Flexible Portfolio Funds Average	-5.46%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.PIMCO.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratios are 1.24% for Institutional Class shares, 1.34% for Class P shares, 1.69% for Class D shares, 1.69% for Class A shares, 2.44% for Class C shares, and 1.94% for Class R shares.

»

The PIMCO Inflation Response Multi-Asset Fund seeks total return which exceeds that of its benchmark, by investing under normal circumstances in a combination of Fixed Income Instruments of varying maturities, equity securities, affiliated and unaffiliated investment companies, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), forwards and derivatives, such as options, futures contracts or swap agreements, of various asset classes in seeking to mitigate the negative effects of inflation. Such asset classes include, but are not limited to, inflation-linked bonds, commodities, emerging market currencies and real estate-related instruments.

»	The Fund commenced operations on August 31, 2011.

»

The Fund’s blended benchmark index is comprised of 45% Barclays Capital U.S. TIPS Index, 20% Dow Jones-UBS Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, and 10% Dow Jones-UBS Gold Total Return Index.

»	On an absolute basis, both the index and the Fund declined in value as most real asset classes sold off as investor inflation expectations softened amid slowing global economic growth.

»

For the period since the Fund’s inception to the end of the reporting period, an underweight to commodities benefited relative returns as the Dow Jones-UBS Commodity Index Total Return declined over this period.

»

For the period since the Fund’s inception to the end of the reporting period, an underweight to U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited relative performance as the Barclays Capital U.S. TIPS Index declined over this period.

»

For the period since the Fund’s inception to the end of the reporting period, an underweight to real estate investment trusts (“REITs”) benefited relative returns as the asset class posted negative returns over this period.

»

For the period since the Fund’s inception to the end of the reporting period, an overweight to gold benefited relative returns as the Dow Jones-UBS Commodity Gold Total Return Index posted positive returns over this period.

Semiannual Report	September 30, 2011	13

Expense Examples

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”). Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2011 to September 30, 2011 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

14	PIMCO REAL RETURN STRATEGY FUNDS

	Actual Performance				Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/11)		Ending Account Value (09/30/11)	Expenses Paid During Period *	Beginning Account Value (04/01/11)	Ending Account Value (09/30/11)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO Real IncomeTM 2019 Fund
Institutional Class	$1,000.00		$1,037.76	$1.99	$1,000.00	$1,023.05	$1.97	0.39%
Class P	1,000.00		1,037.46	2.50	1,000.00	1,022.55	2.48	0.49
Class D	1,000.00		1,035.54	4.02	1,000.00	1,021.05	3.99	0.79
Class A	1,000.00		1,035.47	4.02	1,000.00	1,021.05	3.99	0.79
Class C	1,000.00		1,033.01	6.56	1,000.00	1,018.55	6.51	1.29
PIMCO Real IncomeTM 2029 Fund
Institutional Class	$1,000.00		$1,097.88	$2.05	$1,000.00	$1,023.05	$1.97	0.39%
Class P	1,000.00		1,096.61	2.57	1,000.00	1,022.55	2.48	0.49
Class D	1,000.00		1,095.96	4.14	1,000.00	1,021.05	3.99	0.79
Class A	1,000.00		1,094.95	4.14	1,000.00	1,021.05	3.99	0.79
Class C	1,000.00		1,092.98	6.75	1,000.00	1,018.55	6.51	1.29
PIMCO Real Return Asset Fund
Institutional Class	$1,000.00		$1,149.37	$3.06	$1,000.00	$1,022.15	$2.88	0.57%
Class P	1,000.00		1,148.83	3.60	1,000.00	1,021.65	3.39	0.67
PIMCO RealEstateRealReturn Strategy Fund
Institutional Class	$1,000.00		$976.91	$3.81	$1,000.00	$1,021.15	$3.89	0.77%
Class P	1,000.00		976.50	4.30	1,000.00	1,020.65	4.39	0.87
Class D	1,000.00		974.99	5.78	1,000.00	1,019.15	5.91	1.17
Class A	1,000.00		974.64	5.83	1,000.00	1,019.10	5.96	1.18
Class B	1,000.00		971.83	9.51	1,000.00	1,015.35	9.72	1.93
Class C	1,000.00		972.25	9.52	1,000.00	1,015.35	9.72	1.93
PIMCO CommoditiesPLUSTM Short Strategy Fund
Institutional Class	$1,000.00		$1,168.16	$4.28	$1,000.00	$1,021.05	$3.99	0.79%
Class P	1,000.00		1,168.16	4.82	1,000.00	1,020.55	4.50	0.89
Class D	1,000.00		1,164.52	6.98	1,000.00	1,018.55	6.51	1.29
Class A	1,000.00		1,165.81	6.98	1,000.00	1,018.55	6.51	1.29
Class C	1,000.00		1,160.00	11.02	1,000.00	1,014.80	10.28	2.04
PIMCO CommoditiesPLUSTM Strategy Fund
Institutional Class	$1,000.00		$821.69	$3.37	$1,000.00	$1,021.30	$3.74	0.74%
Class P	1,000.00		821.53	3.83	1,000.00	1,020.80	4.24	0.84
Class D	1,000.00		819.37	5.64	1,000.00	1,018.80	6.26	1.24
Class A	1,000.00		819.72	5.64	1,000.00	1,018.80	6.26	1.24
Class C	1,000.00		816.25	9.04	1,000.00	1,015.05	10.02	1.99
Class R	1,000.00		818.51	6.77	1,000.00	1,017.55	7.52	1.49
PIMCO CommodityRealReturn Strategy Fund®
Institutional Class	$1,000.00		$843.72	$3.50	$1,000.00	$1,021.20	$3.84	0.76%
Class P	1,000.00		843.17	3.96	1,000.00	1,020.70	4.34	0.86
Administrative Class	1,000.00		841.93	4.65	1,000.00	1,019.95	5.10	1.01
Class D	1,000.00		841.82	5.62	1,000.00	1,018.90	6.16	1.22
Class A	1,000.00		841.52	5.62	1,000.00	1,018.90	6.16	1.22
Class B	1,000.00		837.76	9.05	1,000.00	1,015.15	9.92	1.97
Class C	1,000.00		837.63	9.05	1,000.00	1,015.15	9.92	1.97
Class R	1,000.00		841.01	6.77	1,000.00	1,017.65	7.42	1.47
PIMCO Inflation Response Multi-Asset Fund
Institutional Class	$1,000.00	[a]	$948.00	$0.53	$1,000.00	$1,021.65	$3.39	0.67%
Class P	1,000.00	[a]	948.00	0.61	1,000.00	1,021.15	3.89	0.77
Class D	1,000.00	[a]	948.00	0.89	1,000.00	1,019.40	5.65	1.12
Class A	1,000.00	[a]	946.00	0.89	1,000.00	1,019.40	5.65	1.12
Class C	1,000.00	[a]	947.00	1.49	1,000.00	1,015.65	9.42	1.87
Class R	1,000.00	[a]	947.00	1.09	1,000.00	1,018.15	6.91	1.37

* Expenses are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period) and 30/366 for the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO Inflation Response Multi-Asset Fund (to reflect the period since the inception date of 08/31/11). The hypothetical expenses reflect an amount as if the classes had been operational for the entire fiscal half year.

** The net annualized expense ratio is reflective of any applicable waivers related to contractual agreements for fund of funds, voluntary fee waivers, organizational or trustees' fees, and special purpose vehicles. Details regarding any fee waivers can be found in the Fund's prospectus filed July 31, 2011 as supplemented to date.

a The Beginning Account Value is reflective as of 08/31/11 for Actual Performance.

Semiannual Report	September 30, 2011	15

Benchmark Descriptions

Index	Descriptions

45% Barclays Capital U.S. TIPS Index, 20% Dow Jones-UBS Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Dow Jones-UBS Gold Subindex Total Return Index	The benchmark is a blend of 45% Barclays Capital U.S. TIPS Index, 20% Dow Jones-UBS Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Spot Gold. Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index. Dow Jones-UBS Gold Subindex Total Return Index reflects the return on fully collateralized positions in the underlying commodity futures. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Treasury Inflation Notes: 10+ Year Index	Barclays Capital U.S. Treasury Inflation Notes: 10+ Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Protected securities with maturities of over 10 years. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Barclays Capital US TIPS Real Income 2019 Index	The Barclays Capital US TIPS Real Income 2019 Index is designed to track the performance of a US TIPS based investment solution that provides investors with an explicit hedge against inflation by offering a stream of constant real cash flows until October 31, 2019. It is not possible to invest directly in an unmanaged index.

Barclays Capital US TIPS Real Income 2029 Index	The Barclays Capital US TIPS Real Income 2029 Index is designed to track the performance of a US TIPS based investment solution that provides investors with an explicit hedge against inflation by offering a stream of constant real cash flows until October 31, 2029. It is not possible to invest directly in an unmanaged index.

Credit Suisse Commodity Benchmark Index	The Credit Suisse Commodity Benchmark Index is an unmanaged index composed of futures contracts on 30 physical commodities. The objective of the benchmark is to gain exposure to the broad commodity universe while maintaining sufficient liquidity. Commodities were chosen based on world production levels, sufficient open interest, and volume of trading. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to directly invest into an unmanaged index.

Dow Jones U.S. Select REIT Total Return Index	The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. It is not possible to invest directly in the index. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

16	PIMCO REAL RETURN STRATEGY FUNDS

Index	Descriptions

Inverse of the Dow Jones-UBS Commodity Index Total Return	Inverse of the Dow Jones-UBS Commodity Index Total Return is the negative equivalent of the return of the Dow Jones-UBS Commodity Index Total Return. Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of exchange-traded futures contracts on 19 physical commodities, which are weighted to account for economic significance and market liquidity. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index	The MSCI (Morgan Stanley Capital International) Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging market equity performance. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI (Morgan Stanley Capital International) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2011	17

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Real IncomeTM 2019 Fund
Institutional Class
04/01/2011 - 09/30/2011+	$9.27	$0.20	$0.15	$0.35	$(0.54)	$0.00	$0.00
03/31/2011	9.71	0.15	0.45	0.60	(0.26)	0.00	(0.78)
10/30/2009 - 3/31/2010	10.00	0.05	0.09	0.14	(0.12)	0.00	(0.31)
Class P
04/01/2011 - 09/30/2011+	9.27	0.18	0.16	0.34	(0.53)	0.00	0.00
03/31/2011	9.71	0.19	0.41	0.60	(0.26)	0.00	(0.78)
10/30/2009 - 3/31/2010	10.00	0.07	0.07	0.14	(0.12)	0.00	(0.31)
Class D
04/01/2011 - 09/30/2011+	9.25	0.13	0.20	0.33	(0.53)	0.00	0.00
03/31/2011	9.70	0.15	0.42	0.57	(0.24)	0.00	(0.78)
10/30/2009 - 3/31/2010	10.00	0.03	0.09	0.12	(0.11)	0.00	(0.31)
Class A
04/01/2011 - 09/30/2011+	9.28	0.15	0.18	0.33	(0.53)	0.00	0.00
03/31/2011	9.72	0.12	0.46	0.58	(0.24)	0.00	(0.78)
10/30/2009 - 3/31/2010	10.00	0.04	0.10	0.14	(0.11)	0.00	(0.31)
Class C
04/01/2011 - 09/30/2011+	9.25	0.14	0.16	0.30	(0.51)	0.00	0.00
03/31/2011	9.72	0.06	0.47	0.53	(0.22)	0.00	(0.78)
10/30/2009 - 3/31/2010	10.00	0.04	0.09	0.13	(0.10)	0.00	(0.31)

PIMCO Real IncomeTM 2029 Fund
Institutional Class
04/01/2011 - 09/30/2011+	$10.15	$0.25	$0.73	$0.98	$(0.29)	$0.00	$0.00
03/31/2011	9.87	0.22	0.63	0.85	(0.39)	0.00	(0.18)
10/30/2009 - 3/31/2010	10.00	0.08	0.03	0.11	(0.14)	0.00	(0.10)
Class P
04/01/2011 - 09/30/2011+	10.15	0.24	0.73	0.97	(0.29)	0.00	0.00
03/31/2011	9.86	0.33	0.53	0.86	(0.39)	0.00	(0.18)
10/30/2009 - 3/31/2010	10.00	0.11	(0.02)	0.09	(0.13)	0.00	(0.10)
Class D
04/01/2011 - 09/30/2011+	10.13	0.17	0.79	0.96	(0.28)	0.00	0.00
03/31/2011	9.86	0.21	0.61	0.82	(0.37)	0.00	(0.18)
10/30/2009 - 3/31/2010	10.00	0.07	0.02	0.09	(0.13)	0.00	(0.10)
Class A
04/01/2011 - 09/30/2011+	10.13	0.19	0.76	0.95	(0.28)	0.00	0.00
03/31/2011	9.86	0.19	0.63	0.82	(0.37)	0.00	(0.18)
10/30/2009 - 3/31/2010	10.00	0.06	0.03	0.09	(0.13)	0.00	(0.10)
Class C
04/01/2011 - 09/30/2011+	10.09	0.15	0.78	0.93	(0.27)	0.00	0.00
03/31/2011	9.85	0.11	0.65	0.76	(0.34)	0.00	(0.18)
10/30/2009 - 3/31/2010	10.00	0.05	0.02	0.07	(0.12)	0.00	(0.10)

PIMCO Real Return Asset Fund
Institutional Class
04/01/2011 - 09/30/2011+	$11.27	$0.29	$1.37	$1.66	$(0.29)	$0.00	$0.00
03/31/2011	10.98	0.36	0.97	1.33	(0.33)	(0.71)	0.00
03/31/2010	10.26	0.41	0.79	1.20	(0.36)	(0.12)	0.00
03/31/2009	12.05	0.25	(1.12)	(0.87)	(0.29)	(0.63)	0.00
03/31/2008	11.19	0.61	1.05	1.66	(0.60)	(0.20)	0.00
03/31/2007	11.24	0.47	(0.04)	0.43	(0.42)	(0.06)	0.00
Class P
04/01/2011 - 09/30/2011+	11.27	0.19	1.47	1.66	(0.29)	0.00	0.00
11/19/2010 - 03/31/2011	12.29	0.16	(0.35)	(0.19)	(0.12)	(0.71)	0.00

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Fund’s advisory fee was reduced to 0.30%.

18	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.54)	$9.08	3.78%	$4,140	0.39	%*	0.39	%*	0.39	%*	0.39	%*	4.35	%*	47%
(1.04)	9.27	6.48	6,280	0.39		0.48		0.39		0.48		1.62		193
(0.43)	9.71	1.41	3,491	0.39	*	1.89	*	0.39	*	1.89	*	1.20	*	445

(0.53)	9.08	3.75	2,023	0.49	*	0.49	*	0.49	*	0.49	*	3.79	*	47
(1.04)	9.27	6.42	871	0.49		0.57		0.49		0.57		2.02		193
(0.43)	9.71	1.39	35	0.49	*	4.36	*	0.49	*	4.36	*	1.69	*	445

(0.53)	9.05	3.55	2,833	0.79	*	0.79	*	0.79	*	0.79	*	2.74	*	47
(1.02)	9.25	6.15	972	0.79		0.87		0.79		0.87		1.57		193
(0.42)	9.70	1.22	100	0.79	*	2.92	*	0.79	*	2.92	*	0.84	*	445

(0.53)	9.08	3.55	9,107	0.79	*	0.79	*	0.79	*	0.79	*	3.25	*	47
(1.02)	9.28	6.24	6,245	0.79		0.87		0.79		0.87		1.28		193
(0.42)	9.72	1.42	1,874	0.79	*	3.52	*	0.79	*	3.52	*	0.87	*	445

(0.51)	9.04	3.30	4,151	1.29	*	1.29	*	1.29	*	1.29	*	3.02	*	47
(1.00)	9.25	5.64	2,773	1.29		1.37		1.29		1.37		0.65		193
(0.41)	9.72	1.32	1,146	1.29	*	4.63	*	1.29	*	4.63	*	1.03	*	445

$(0.29)	$10.84	9.79%	$5,407	0.39	%*	0.39	%*	0.39	%*	0.39	%*	4.64	%*	13%
(0.57)	10.15	8.72	4,585	0.39		0.39		0.39		0.39		2.15		262
(0.24)	9.87	1.04	3,849	0.39	*	3.31	*	0.39	*	3.31	*	1.83	*	445

(0.29)	10.83	9.66	897	0.49	*	0.49	*	0.49	*	0.49	*	4.55	*	13
(0.57)	10.15	8.78	739	0.49		0.49		0.49		0.49		3.25		262
(0.23)	9.86	0.92	41	0.49	*	6.82	*	0.49	*	6.82	*	2.70	*	445

(0.28)	10.81	9.60	2,451	0.79	*	0.79	*	0.79	*	0.79	*	3.24	*	13
(0.55)	10.13	8.40	771	0.79		0.79		0.79		0.79		2.09		262
(0.23)	9.86	0.85	60	0.79	*	3.43	*	0.79	*	3.43	*	1.71	*	445

(0.28)	10.80	9.50	1,863	0.79	*	0.79	*	0.79	*	0.79	*	3.67	*	13
(0.55)	10.13	8.40	662	0.79		0.79		0.79		0.79		1.82		262
(0.23)	9.86	0.85	169	0.79	*	5.05	*	0.79	*	5.05	*	1.44	*	445

(0.27)	10.75	9.30	574	1.29	*	1.29	*	1.29	*	1.29	*	2.88	*	13
(0.52)	10.09	7.83	85	1.29		1.29		1.29		1.29		1.09		262
(0.22)	9.85	0.64	40	1.29	*	3.31	*	1.29	*	3.31	*	1.28	*	445

$(0.29)	$12.64	14.94%	$2,920,590	0.57	%*	0.57	%*	0.55	%*	0.55	%*	4.84	%*	123	%**
(1.04)	11.27	12.29	2,727,648	0.56		0.56		0.55		0.55		3.12		335	**
(0.48)	10.98	11.83	4,189,326	0.59		0.59		0.55		0.55		3.82		467
(0.92)	10.26	(6.80)	3,081,472	0.73	(b)	0.73	(b)	0.57	(b)	0.57	(b)	2.32		936
(0.80)	12.05	15.55	2,261,394	0.61		0.61		0.60		0.60		5.44		874
(0.48)	11.19	3.90	1,362,843	0.60		0.60		0.60		0.60		4.20		489

(0.29)	12.64	14.88	6,458	0.67	*	0.67	*	0.65	*	0.65	*	3.10	*	123	**
(0.83)	11.27	(1.40)	944	0.66	*	0.66	*	0.65	*	0.65	*	4.11	*	335	**

Semiannual Report	September 30, 2011	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO RealEstateRealReturn Strategy Fund
Institutional Class
04/01/2011 - 09/30/2011+	$4.76	$0.10	$(0.18)	$(0.08)	$(0.31)	$0.00	$0.00
03/31/2011	4.38	0.09	1.34	1.43	(1.05)	0.00	0.00
03/31/2010	2.08	0.19	2.83	3.02	(0.72)	0.00	0.00
03/31/2009	6.05	0.14	(4.11)	(3.97)	0.00	0.00	0.00
03/31/2008	7.61	0.28	(1.05)	(0.77)	(0.79)	0.00	0.00
03/31/2007	9.19	0.29	1.32	1.61	(3.19)	0.00	0.00
Class P
04/01/2011 - 09/30/2011+	4.75	0.10	(0.19)	(0.09)	(0.30)	0.00	0.00
03/31/2011	4.37	0.09	1.34	1.43	(1.05)	0.00	0.00
03/31/2010	2.08	0.14	2.88	3.02	(0.73)	0.00	0.00
04/30/2008 - 03/31/2009	6.29	0.14	(4.35)	(4.21)	0.00	0.00	0.00
Class D
04/01/2011 - 09/30/2011+	4.61	0.09	(0.18)	(0.09)	(0.30)	0.00	0.00
03/31/2011	4.27	0.05	1.33	1.38	(1.04)	0.00	0.00
03/31/2010	2.04	0.15	2.80	2.95	(0.72)	0.00	0.00
03/31/2009	5.96	0.18	(4.10)	(3.92)	0.00	0.00	0.00
03/31/2008	7.52	0.33	(1.13)	(0.80)	(0.76)	0.00	0.00
03/31/2007	9.11	0.25	1.30	1.55	(3.14)	0.00	0.00
Class A
04/01/2011 - 09/30/2011+	4.60	0.09	(0.18)	(0.09)	(0.30)	0.00	0.00
03/31/2011	4.26	0.06	1.31	1.37	(1.03)	0.00	0.00
03/31/2010	2.04	0.13	2.81	2.94	(0.72)	0.00	0.00
03/31/2009	5.95	0.15	(4.06)	(3.91)	0.00	0.00	0.00
03/31/2008	7.51	0.32	(1.12)	(0.80)	(0.76)	0.00	0.00
03/31/2007	9.12	0.24	1.30	1.54	(3.15)	0.00	0.00
Class B
04/01/2011 - 09/30/2011+	4.37	0.07	(0.17)	(0.10)	(0.28)	0.00	0.00
03/31/2011	4.10	0.03	1.24	1.27	(1.00)	0.00	0.00
03/31/2010	1.98	0.12	2.71	2.83	(0.71)	0.00	0.00
03/31/2009	5.84	0.12	(3.98)	(3.86)	0.00	0.00	0.00
03/31/2008	7.39	0.28	(1.11)	(0.83)	(0.72)	0.00	0.00
03/31/2007	9.02	0.16	1.30	1.46	(3.09)	0.00	0.00
Class C
04/01/2011 - 09/30/2011+	4.37	0.07	(0.17)	(0.10)	(0.28)	0.00	0.00
03/31/2011	4.10	0.03	1.25	1.28	(1.01)	0.00	0.00
03/31/2010	1.98	0.11	2.72	2.83	(0.71)	0.00	0.00
03/31/2009	5.84	0.11	(3.97)	(3.86)	0.00	0.00	0.00
03/31/2008	7.39	0.28	(1.11)	(0.83)	(0.72)	0.00	0.00
03/31/2007	9.02	0.16	1.30	1.46	(3.09)	0.00	0.00

PIMCO CommoditiesPLUSTM Short Strategy Fund
Institutional Class
04/01/2011 - 09/30/2011+	$7.79	$0.00	$1.31	$1.31	$0.00	$0.00	$0.00
08/17/2010 - 03/31/2011	10.00	(0.01)	(2.20)	(2.21)	0.00	0.00	0.00
Class P
04/01/2011 - 09/30/2011+	7.79	(0.01)	1.32	1.31	0.00	0.00	0.00
08/17/2010 - 03/31/2011	10.00	(0.01)	(2.20)	(2.21)	0.00	0.00	0.00
Class D
04/01/2011 - 09/30/2011+	7.78	(0.03)	1.31	1.28	0.00	0.00	0.00
08/17/2010 - 03/31/2011	10.00	0.21	(2.43)	(2.22)	0.00	0.00	0.00
Class A
04/01/2011 - 09/30/2011+	7.78	(0.02)	1.31	1.29	0.00	0.00	0.00
09/30/2010 - 03/31/2011	10.00	0.07	(2.29)	(2.22)	0.00	0.00	0.00
Class C
04/01/2011 - 09/30/2011+	7.75	(0.05)	1.29	1.24	0.00	0.00	0.00
09/30/2010 - 03/31/2011	10.00	(0.01)	(2.24)	(2.25)	0.00	0.00	0.00

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.

20	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.31)	$4.37	(2.31)%	$1,383,429	0.77	%*	0.77	%*	0.74	%*	0.74	%*	4.19	%*	143	%**
(1.05)	4.76	36.32	1,311,829	0.76		0.76		0.74		0.74		2.02		344	**
(0.72)	4.38	144.95	109,277	0.94		0.94		0.74		0.74		5.74		863
0.00	2.08	(65.62)	154,135	0.88		0.88		0.74		0.74		3.40		1,288
(0.79)	6.05	(9.66)	427,882	0.75		0.75		0.74		0.74		4.60		900
(3.19)	7.61	20.17	96,685	0.74		0.74		0.74		0.74		3.31		538

(0.30)	4.36	(2.35)	16,051	0.87	*	0.87	*	0.84	*	0.84	*	4.05	*	143	**
(1.05)	4.75	36.29	13,449	0.86		0.86		0.84		0.84		1.96		344	**
(0.73)	4.37	144.53	3,062	0.87		0.87		0.84		0.84		3.25		863
0.00	2.08	(66.93)	3	1.00	*	1.00	*	0.84	*	0.84	*	3.62	*	1,288

(0.30)	4.22	(2.50)	70,384	1.17	*	1.17	*	1.14	*	1.14	*	3.57	*	143	**
(1.04)	4.61	35.81	33,225	1.16		1.16		1.14		1.14		1.18		344	**
(0.72)	4.27	144.23	10,943	1.27		1.27		1.14		1.14		4.23		863
0.00	2.04	(65.77)	5,263	1.27	(b)	1.27	(b)	1.18	(b)	1.18	(b)	3.77		1,288
(0.76)	5.96	(10.14)	7,106	1.20		1.20		1.19		1.19		5.08		900
(3.14)	7.52	19.69	9,471	1.19		1.19		1.19		1.19		2.85		538

(0.30)	4.21	(2.54)	88,219	1.18	*(c)	1.18	*(c)	1.15	*(c)	1.15	*(c)	3.55	*	143	**
(1.03)	4.60	35.83	60,241	1.21		1.21		1.19		1.19		1.44		344	**
(0.72)	4.26	143.69	33,965	1.28		1.28		1.19		1.19		3.42		863
0.00	2.04	(65.71)	6,874	1.30		1.30		1.19		1.19		3.43		1,288
(0.76)	5.95	(10.18)	23,420	1.20		1.20		1.19		1.19		5.03		900
(3.15)	7.51	19.57	39,649	1.19		1.19		1.19		1.19		2.71		538

(0.28)	3.99	(2.82)	2,681	1.93	*(c)	1.93	*(c)	1.90	*(c)	1.90	*(c)	3.15	*	143	**
(1.00)	4.37	34.52	3,218	1.96		1.96		1.94		1.94		0.62		344	**
(0.71)	4.10	142.66	3,325	2.06		2.06		1.94		1.94		3.33		863
0.00	1.98	(66.10)	1,926	2.06		2.06		1.94		1.94		2.67		1,288
(0.72)	5.84	(10.81)	6,843	1.95		1.95		1.94		1.94		4.42		900
(3.09)	7.39	18.73	15,348	1.94		1.94		1.94		1.94		1.90		538

(0.28)	3.99	(2.77)	32,952	1.93	*(c)	1.93	*(c)	1.90	*(c)	1.90	*(c)	3.03	*	143	**
(1.01)	4.37	34.68	30,460	1.96		1.96		1.94		1.94		0.70		344	**
(0.71)	4.10	142.61	11,173	2.04		2.04		1.94		1.94		2.96		863
0.00	1.98	(66.10)	4,009	2.06		2.06		1.94		1.94		2.65		1,288
(0.72)	5.84	(10.79)	13,271	1.95		1.95		1.94		1.94		4.35		900
(3.09)	7.39	18.72	27,610	1.94		1.94		1.94		1.94		1.89		538

$0.00	$9.10	16.82%	$5,224	0.79	%*	0.92	%*	0.79	%*	0.92	%*	(0.01	)%*	25	%**
0.00	7.79	(22.10)	3,399	0.79	*	1.36	*	0.79	*	1.36	*	(0.20	)*	94	**

0.00	9.10	16.82	10	0.89	*	1.02	*	0.89	*	1.02	*	(0.25	)*	25	**
0.00	7.79	(22.10)	8	0.89	*	1.66	*	0.89	*	1.66	*	(0.11	)*	94	**

0.00	9.06	16.45	2,938	1.29	*	1.42	*	1.29	*	1.42	*	(0.80	)*	25	**
0.00	7.78	(22.20)	1,284	1.29	*	10.39	*	1.29	*	10.39	*	4.26	*	94	**

0.00	9.07	16.58	318	1.29	*	1.42	*	1.29	*	1.42	*	(0.38	)*	25	**
0.00	7.78	(17.93)	152	1.29	*	5.33	*	1.29	*	5.33	*	1.64	*	94	**

0.00	8.99	16.00	42	2.04	*	2.17	*	2.04	*	2.17	*	(1.22	)*	25	**
0.00	7.75	(18.25)	32	2.04	*	3.79	*	2.04	*	3.79	*	(0.32	)*	94	**

(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.40%.
(c)	Effective May 1, 2011, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.40%.

Semiannual Report	September 30, 2011	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO CommoditiesPLUSTM Strategy Fund
Institutional Class
04/01/2011 - 09/30/2011+	$14.55	$0.04	$(2.45)	$(2.41)	$(1.45)	$0.00	$0.00
05/28/2010 - 03/31/2011	10.00	0.04	4.58	4.62	(0.03)	(0.04)	0.00
Class P
04/01/2011 - 09/30/2011+	14.53	0.03	(2.44)	(2.41)	(1.45)	0.00	0.00
05/28/2010 - 03/31/2011	10.00	0.03	4.57	4.60	(0.03)	(0.04)	0.00
Class D
04/01/2011 - 09/30/2011+	14.50	0.01	(2.45)	(2.44)	(1.42)	0.00	0.00
05/28/2010 - 03/31/2011	10.00	(0.01)	4.57	4.56	(0.02)	(0.04)	0.00
Class A
04/01/2011 - 09/30/2011+	14.50	0.00	(2.43)	(2.43)	(1.43)	0.00	0.00
05/28/2010 - 03/31/2011	10.00	(0.02)	4.58	4.56	(0.02)	(0.04)	0.00
Class C
04/01/2011 - 09/30/2011+	14.43	(0.04)	(2.43)	(2.47)	(1.39)	0.00	0.00
05/28/2010 - 03/31/2011	10.00	(0.10)	4.57	4.47	0.00 ^	(0.04)	0.00
Class R
04/01/2011 - 09/30/2011+	14.48	(0.01)	(2.44)	(2.45)	(1.41)	0.00	0.00
05/28/2010 - 03/31/2011	10.00	(0.04)	4.56	4.52	0.00 ^	(0.04)	0.00

PIMCO CommodityRealReturn Strategy Fund®
Institutional Class
04/01/2011 - 09/30/2011+	$9.69	$0.14	$(1.54)	$(1.40)	$(0.90)	$0.00	$0.00
03/31/2011	7.82	0.14	2.62	2.76	(0.89)	0.00	0.00
03/31/2010	6.26	0.26	2.02	2.28	(0.62)	(0.10)	0.00
03/31/2009	18.32	0.34	(9.60)	(9.26)	(0.71)	(2.09)	0.00
03/31/2008	14.60	0.72	4.06	4.78	(1.06)	0.00	0.00
03/31/2007	14.03	0.42	0.73	1.15	(0.58)	0.00	0.00
Class P
04/01/2011 - 09/30/2011+	9.68	0.13	(1.54)	(1.41)	(0.89)	0.00	0.00
03/31/2011	7.82	0.13	2.61	2.74	(0.88)	0.00	0.00
03/31/2010	6.27	0.25	2.01	2.26	(0.61)	(0.10)	0.00
04/30/2008 - 03/31/2009	18.65	0.16	(9.73)	(9.57)	(0.72)	(2.09)	0.00
Administrative Class
04/01/2011 - 09/30/2011+	9.58	0.13	(1.53)	(1.40)	(0.89)	0.00	0.00
03/31/2011	7.75	0.12	2.58	2.70	(0.87)	0.00	0.00
03/31/2010	6.21	0.24	2.00	2.24	(0.60)	(0.10)	0.00
03/31/2009	18.21	0.31	(9.54)	(9.23)	(0.68)	(2.09)	0.00
03/31/2008	14.52	0.67	4.05	4.72	(1.03)	0.00	0.00
03/31/2007	13.96	0.41	0.70	1.11	(0.55)	0.00	0.00
Class D
04/01/2011 - 09/30/2011+	9.56	0.12	(1.52)	(1.40)	(0.88)	0.00	0.00
03/31/2011	7.74	0.09	2.58	2.67	(0.85)	0.00	0.00
03/31/2010	6.20	0.22	2.00	2.22	(0.58)	(0.10)	0.00
03/31/2009	18.19	0.34	(9.59)	(9.25)	(0.65)	(2.09)	0.00
03/31/2008	14.51	0.63	4.04	4.67	(0.99)	0.00	0.00
03/31/2007	13.94	0.35	0.73	1.08	(0.51)	0.00	0.00
Class A
04/01/2011 - 09/30/2011+	9.54	0.12	(1.52)	(1.40)	(0.88)	0.00	0.00
03/31/2011	7.72	0.09	2.58	2.67	(0.85)	0.00	0.00
03/31/2010	6.19	0.22	1.99	2.21	(0.58)	(0.10)	0.00
03/31/2009	18.17	0.32	(9.56)	(9.24)	(0.65)	(2.09)	0.00
03/31/2008	14.50	0.63	4.03	4.66	(0.99)	0.00	0.00
03/31/2007	13.93	0.36	0.72	1.08	(0.51)	0.00	0.00

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective May 1, 2011, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.45%.

22	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(1.45)	$10.69	(17.83)%	$1,884,895	0.74	%*	0.89	%*	0.74	%*	0.89	%*	0.58	%*	45	%**
(0.07)	14.55	46.24	2,144,665	0.74	*	0.86	*	0.74	*	0.86	*	0.35	*	82	**

(1.45)	10.67	(17.85)	25,717	0.84	*	0.99	*	0.84	*	0.99	*	0.50	*	45	**
(0.07)	14.53	46.01	3,389	0.84	*	0.96	*	0.84	*	0.96	*	0.27	*	82	**

(1.42)	10.64	(18.06)	39,508	1.24	*	1.39	*	1.24	*	1.39	*	0.09	*	45	**
(0.06)	14.50	45.63	34,671	1.24	*	1.36	*	1.24	*	1.36	*	(0.12	)*	82	**

(1.43)	10.64	(18.03)	29,453	1.24	*	1.39	*	1.24	*	1.39	*	0.07	*	45	**
(0.06)	14.50	45.63	10,128	1.24	*	1.36	*	1.24	*	1.36	*	(0.13	)*	82	**

(1.39)	10.57	(18.38)	8,379	1.99	*	2.14	*	1.99	*	2.14	*	(0.65	)*	45	**
(0.04)	14.43	44.75	8,842	1.99	*	2.11	*	1.99	*	2.11	*	(0.88	)*	82	**

(1.41)	10.62	(18.15)	114	1.49	*	1.64	*	1.49	*	1.64	*	(0.11	)*	45	**
(0.04)	14.48	45.25	35	1.49	*	1.61	*	1.49	*	1.61	*	(0.39	)*	82	**

$(0.90)	$7.39	(15.63)%	$15,858,485	0.76	%*	0.89	%*	0.74	%*	0.87	%*	3.01	%*	91	%**
(0.89)	9.69	37.43	19,050,186	0.76		0.89		0.74		0.87		1.61		198	**
(0.72)	7.82	36.58	11,302,566	0.79		0.89		0.74		0.84		3.31		397
(2.80)	6.26	(50.88)	4,443,754	1.12		1.21		0.74		0.83		2.83		979
(1.06)	18.32	34.08	7,532,238	0.75		0.79		0.74		0.78		4.59		697
(0.58)	14.60	8.46	6,740,635	0.74		0.75		0.74		0.75		2.91		603

(0.89)	7.38	(15.68)	1,510,839	0.86	*	0.99	*	0.84	*	0.97	*	2.90	*	91	**
(0.88)	9.68	37.20	1,694,106	0.86		0.99		0.84		0.97		1.52		198	**
(0.71)	7.82	36.32	694,385	0.87		0.97		0.84		0.94		3.17		397
(2.81)	6.27	(51.66)	17,049	1.45	*	1.54	*	0.84	*	0.93	*	2.30	*	979

(0.89)	7.29	(15.81)	1,015,305	1.01	*	1.14	*	0.99	*	1.12	*	2.81	*	91	**
(0.87)	9.58	36.94	1,253,863	1.01		1.14		0.99		1.12		1.45		198	**
(0.70)	7.75	36.27	1,159,140	1.04		1.14		0.99		1.09		3.08		397
(2.77)	6.21	(50.97)	564,524	1.40		1.49		0.99		1.08		2.55		979
(1.03)	18.21	33.76	1,172,140	1.00		1.04		0.99		1.03		4.25		697
(0.55)	14.52	8.17	816,554	0.99		1.00		0.99		1.00		2.84		603

(0.88)	7.28	(15.82)	1,057,079	1.22	*(b)	1.35	*(b)	1.20	*(b)	1.33	*(b)	2.60	*	91	**
(0.85)	9.56	36.55	1,334,588	1.26		1.39		1.24		1.37		1.12		198	**
(0.68)	7.74	36.01	827,575	1.29		1.39		1.24		1.34		2.91		397
(2.74)	6.20	(51.12)	426,678	1.59		1.68		1.24		1.33		2.57		979
(0.99)	18.19	33.40	1,332,737	1.25		1.29		1.24		1.28		4.03		697
(0.51)	14.51	7.93	1,035,496	1.24		1.25		1.24		1.25		2.44		603

(0.88)	7.26	(15.85)	2,306,433	1.22	*(b)	1.35	*(b)	1.20	*(b)	1.33	*(b)	2.60	*	91	**
(0.85)	9.54	36.65	2,886,760	1.26		1.39		1.24		1.37		1.12		198	**
(0.68)	7.72	35.92	1,782,541	1.29		1.39		1.24		1.34		2.91		397
(2.74)	6.19	(51.10)	1,011,097	1.60		1.69		1.24		1.33		2.49		979
(0.99)	18.17	33.35	2,493,012	1.25		1.29		1.24		1.28		4.04		697
(0.51)	14.50	7.95	1,987,771	1.24		1.25		1.24		1.25		2.49		603

Semiannual Report	September 30, 2011	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO CommodityRealReturn Strategy Fund® (Cont.)
Class B
04/01/2011 - 09/30/2011+	$9.38	$0.08	$(1.49)	$(1.41)	$(0.85)	$0.00	$0.00
03/31/2011	7.60	0.03	2.54	2.57	(0.79)	0.00	0.00
03/31/2010	6.11	0.17	1.94	2.11	(0.52)	(0.10)	0.00
03/31/2009	18.01	0.22	(9.48)	(9.26)	(0.55)	(2.09)	0.00
03/31/2008	14.37	0.51	4.00	4.51	(0.87)	0.00	0.00
03/31/2007	13.81	0.24	0.72	0.96	(0.40)	0.00	0.00
Class C
04/01/2011 - 09/30/2011+	9.36	0.08	(1.49)	(1.41)	(0.85)	0.00	0.00
03/31/2011	7.59	0.03	2.53	2.56	(0.79)	0.00	0.00
03/31/2010	6.10	0.16	1.96	2.12	(0.53)	(0.10)	0.00
03/31/2009	17.98	0.22	(9.45)	(9.23)	(0.56)	(2.09)	0.00
03/31/2008	14.35	0.51	3.99	4.50	(0.87)	0.00	0.00
03/31/2007	13.79	0.24	0.72	0.96	(0.40)	0.00	0.00
Class R
04/01/2011 - 09/30/2011+	9.48	0.09	(1.49)	(1.40)	(0.87)	0.00	0.00
03/31/2011	7.70	0.12	2.52	2.64	(0.86)	0.00	0.00
03/12/10 - 03/31/2010	7.93	0.00	(0.03)	(0.03)	(0.20)	0.00	0.00

PIMCO Inflation Response Multi-Asset Fund
Institutional Class
08/31/2011 - 09/30/2011+	$10.00	$0.00	$(0.52)	$(0.52)	$0.00	$0.00	$0.00
Class P
08/31/2011 - 09/30/2011+	10.00	0.00	(0.52)	(0.52)	0.00	0.00	0.00
Class D
08/31/2011 - 09/30/2011+	10.00	0.00	(0.52)	(0.52)	0.00	0.00	0.00
Class A
08/31/2011 - 09/30/2011+	10.00	(0.01)	(0.53)	(0.54)	0.00	0.00	0.00
Class C
08/31/2011 - 09/30/2011+	10.00	(0.01)	(0.52)	(0.53)	0.00	0.00	0.00
Class R
08/31/2011 - 09/30/2011+	10.00	(0.01)	(0.52)	(0.53)	0.00	0.00	0.00

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective May 1, 2011, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.45%.

24	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.85)	$7.12	(16.22)%	$69,092	1.97	%*(b)	2.10	%*(b)	1.95	%*(b)	2.08	%*(b)	1.90	%*	91	%**
(0.79)	9.38	35.69	100,191	2.01		2.14		1.99		2.12		0.41		198	**
(0.62)	7.60	34.76	102,718	2.04		2.14		1.99		2.09		2.32		397
(2.64)	6.11	(51.50)	84,196	2.35		2.44		1.99		2.08		1.75		979
(0.87)	18.01	32.48	245,252	2.00		2.04		1.99		2.03		3.32		697
(0.40)	14.37	7.11	228,623	1.99		2.00		1.99		2.00		1.70		603

(0.85)	7.10	(16.24)	956,282	1.97	*(b)	2.10	*(b)	1.95	*(b)	2.08	*(b)	1.84	*	91	**
(0.79)	9.36	35.71	1,167,646	2.01		2.14		1.99		2.12		0.39		198	**
(0.63)	7.59	34.89	751,143	2.04		2.14		1.99		2.09		2.17		397
(2.65)	6.10	(51.47)	429,408	2.35		2.44		1.99		2.08		1.73		979
(0.87)	17.98	32.45	1,143,836	2.00		2.04		1.99		2.03		3.33		697
(0.40)	14.35	7.11	1,053,975	1.99		2.00		1.99		2.00		1.69		603

(0.87)	7.21	(15.90)	7,197	1.47	*(b)	1.60	*(b)	1.45	*(b)	1.58	*(b)	2.10	*	91	**
(0.86)	9.48	36.32	4,596	1.51		1.64		1.49		1.62		1.27		198	**
(0.20)	7.70	(0.42)	10	1.50	*	1.60	*	1.49	*	1.59	*	3.63	*	397

$0.00	$9.48	(5.20)%	$2,939	0.67	%*	0.90	%*	0.67	%*	0.90	%*	(0.22	)%*	93	%**

0.00	9.48	(5.20)	10	0.77	*	1.00	*	0.77	*	1.00	*	(0.33	)*	93	**

0.00	9.48	(5.20)	148	1.12	*	1.35	*	1.12	*	1.35	*	(0.55	)*	93	**

0.00	9.46	(5.40)	14	1.12	*	1.35	*	1.12	*	1.35	*	(0.68	)*	93	**

0.00	9.47	(5.30)	9	1.87	*	2.10	*	1.87	*	2.10	*	(1.51	)*	93	**

0.00	9.47	(5.30)	9	1.37	*	1.60	*	1.37	*	1.60	*	(0.95	)*	93	**

Semiannual Report	September 30, 2011	25

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Real IncomeTM 2019 Fund	PIMCO Real IncomeTM 2029 Fund	PIMCO Real Return Asset Fund	PIMCO RealEstate- RealReturn Strategy Fund

Assets:
Investments, at value	$21,973	$10,962	$3,732,929	$2,148,030
Investments in Affiliates, at value	0	0	404,996	346,464
Repurchase agreements, at value	160	103	2,461	2,549
Cash	160	103	724	0
Deposits with counterparty	0	0	16	10
Foreign currency, at value	0	0	1,018	831
Receivable for investments sold	0	0	117,683	61,493
Receivable for Fund shares sold	215	110	268	8,735
Interest and dividends receivable	80	53	23,979	9,755
Dividends receivable from Affiliates	0	0	61	68
Variation margin receivable on financial derivative instruments	0	0	347	172
OTC swap premiums paid	0	0	5,495	1,477
Unrealized appreciation on foreign currency contracts	0	0	11,881	7,374
Unrealized appreciation on OTC swap agreements	0	0	7,028	978
	22,588	11,331	4,308,886	2,587,936

Liabilities:
Payable for reverse repurchase agreements	$0	$0	$676,203	$444,184
Payable for investments purchased	160	103	133,433	10,778
Payable for investments in Affiliates purchased	0	0	61	68
Payable for investments purchased on a delayed-delivery basis	0	0	528,457	279,292
Payable for short sales	0	0	0	38,449
Deposits from counterparty	0	0	12,810	7,704
Payable for Fund shares redeemed	89	25	2,981	1,231
Dividends payable	70	5	32	0
Overdraft due to custodian	0	0	0	463
Written options outstanding	0	0	6,020	3,773
Accrued investment advisory fees	3	2	825	694
Accrued supervisory and administrative fees	7	3	688	398
Accrued distribution fees	2	0	0	26
Accrued servicing fees	3	1	0	30
Variation margin payable on financial derivative instruments	0	0	159	0
OTC swap premiums received	0	0	1,742	471
Unrealized depreciation on foreign currency contracts	0	0	13,064	6,985
Unrealized depreciation on OTC swap agreements	0	0	4,861	199,674
Other liabilities	0	0	502	0
	334	139	1,381,838	994,220

Net Assets	$22,254	$11,192	$2,927,048	$1,593,716

Net Assets Consist of:
Paid in capital	$22,360	$10,487	$2,564,539	$1,672,783
Undistributed (overdistributed) net investment income	(853)	(56)	329	107,884
Accumulated undistributed net realized gain	151	30	241,465	10,592
Net unrealized appreciation (depreciation)	596	731	120,715	(197,543)
	$22,254	$11,192	$2,927,048	$1,593,716

Cost of Investments	$21,377	$10,231	$3,617,978	$2,148,481
Cost of Investments in Affiliates	$0	$0	$405,067	$346,550
Cost of Repurchase Agreements	$160	$103	$2,461	$2,549
Cost of Foreign Currency Held	$0	$0	$1,043	$843
Proceeds Received on Short Sales	$0	$0	$0	$38,805
Premiums Received on Written Options	$0	$0	$6,237	$1,726

26	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

(Amounts in thousands, except per share amounts)	PIMCO Real IncomeTM 2019 Fund	PIMCO Real IncomeTM 2029 Fund	PIMCO Real Return Asset Fund	PIMCO RealEstate- RealReturn Strategy Fund

Net Assets:
Institutional Class	$4,140	$5,407	$2,920,590	$1,383,429
Class P	2,023	897	6,458	16,051
Class D	2,833	2,451	NA	70,384
Class A	9,107	1,863	NA	88,219
Class B	NA	NA	NA	2,681
Class C	4,151	574	NA	32,952

Shares Issued and Outstanding:
Institutional Class	456	499	231,125	316,332
Class P	223	83	511	3,682
Class D	313	227	NA	16,676
Class A	1,003	172	NA	20,946
Class B	NA	NA	NA	672
Class C	459	53	NA	8,262

Net Asset Value and Redemption Price* Per Share (Net Asset Value Per Share Outstanding):
Institutional Class	$9.08	$10.84	$12.64	$4.37
Class P	9.08	10.83	12.64	4.36
Class D	9.05	10.81	NA	4.22
Class A	9.08	10.80	NA	4.21
Class B	NA	NA	NA	3.99
Class C	9.04	10.75	NA	3.99

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

Semiannual Report	September 30, 2011	27

Consolidated Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Commodities- PLUSTM Short Strategy Fund	PIMCO Commodities- PLUSTM Strategy Fund	PIMCO Commodity- RealReturn Strategy Fund®	PIMCO Inflation Response Multi-Asset Fund

Assets:
Investments, at value	$5,425	$1,420,948	$32,647,116	$1,819
Investments in Affiliates, at value	2,004	565,805	933,480	1,141
Repurchase agreements, at value	1,307	67,033	45,464	163
Cash	408	5,568	20,939	215
Deposits with counterparty	12	226	0	3
Foreign currency, at value	15	3,156	9,251	1
Receivable for investments sold	3	27,456	1,098,442	0
Receivable for investments sold on a delayed-delivery basis	0	0	18,241	0
Receivable for Fund shares sold	154	11,488	554,520	0
Interest and dividends receivable	11	3,897	136,250	3
Dividends receivable from Affiliates	0	118	62	0
Variation margin receivable on financial derivative instruments	0	2,635	5,563	1
Manager reimbursement receivable	1	230	2,479	0
OTC swap premiums paid	0	1,285	56,748	0
Unrealized appreciation on foreign currency contracts	9	5,382	121,235	2
Unrealized appreciation on OTC swap agreements	173	37,686	78,641	1
	9,522	2,152,913	35,728,431	3,349

Liabilities:
Payable for reverse repurchase agreements	$0	$0	$6,636,594	$0
Payable for investments purchased	409	43,115	1,350,801	163
Payable for investments in Affiliates purchased	1	118	62	0
Payable for investments purchased on a delayed-delivery basis	0	0	3,451,671	0
Payable for short sales	0	600	328,143	0
Deposits from counterparty	535	14,365	243,854	0
Payable for Fund shares redeemed	0	766	62,136	0
Dividends payable	0	0	4	0
Written options outstanding	5	11,892	78,420	0
Accrued investment advisory fees	4	1,042	12,850	1
Accrued supervisory and administrative fees	3	544	7,687	1
Accrued distribution fees	0	6	975	0
Accrued servicing fees	0	9	845	0
Variation margin payable on financial derivative instruments	0	1,747	838	1
OTC swap premiums received	12	510	14,566	0
Unrealized depreciation on foreign currency contracts	0	8,841	151,070	0
Unrealized depreciation on OTC swap agreements	21	81,292	607,195	54
Other liabilities	0	0	8	0
	990	164,847	12,947,719	220

Net Assets	$8,532	1,988,066	$22,780,712	$3,129

Net Assets Consist of:
Paid in capital	$7,531	$2,160,158	$24,112,714	$3,299
Undistributed (overdistributed) net investment income	89	136,317	2,352,030	(1)
Accumulated undistributed net realized gain (loss)	801	(249,632)	(3,314,074)	(75)
Net unrealized appreciation (depreciation)	111	(58,777)	(369,958)	(94)
	$8,532	$1,988,066	$22,780,712	$3,129

Cost of Investments	$5,490	$1,437,362	$32,469,434	$1,821
Cost of Investments in Affiliates	$2,004	$566,032	$933,487	$1,180
Cost of Repurchase Agreements	$1,307	$67,033	$45,464	$163
Cost of Foreign Currency Held	$16	$3,195	$9,295	$1
Proceeds Received on Short Sales	$0	$600	$326,749	$0
Premiums Received on Written Options	$13	$14,001	$77,872	$0

28	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

(Amounts in thousands, except per share amounts)	PIMCO Commodities- PLUSTM Short Strategy Fund	PIMCO Commodities- PLUSTM Strategy Fund	PIMCO Commodity- RealReturn Strategy Fund®	PIMCO Inflation Response Multi-Asset Fund

Net Assets:
Institutional Class	$5,224	$1,884,895	$15,858,485	$2,939
Class P	10	25,717	1,510,839	10
Administrative Class	NA	NA	1,015,305	NA
Class D	2,938	39,508	1,057,079	148
Class A	318	29,453	2,306,433	14
Class B	NA	NA	69,092	NA
Class C	42	8,379	956,282	9
Class R	NA	114	7,197	9

Shares Issued and Outstanding:
Institutional Class	574	176,322	2,146,815	310
Class P	1	2,410	204,781	1
Administrative Class	NA	NA	139,185	NA
Class D	324	3,711	145,181	16
Class A	35	2,768	317,682	1
Class B	NA	NA	9,697	NA
Class C	5	792	134,610	1
Class R	NA	11	998	1

Net Asset Value and Redemption Price* Per Share (Net Asset Value Per Share Outstanding):
Institutional Class	$9.10	$10.69	$7.39	$9.48
Class P	9.10	10.67	7.38	9.48
Administrative Class	NA	NA	7.29	NA
Class D	9.06	10.64	7.28	9.48
Class A	9.07	10.64	7.26	9.46
Class B	NA	NA	7.12	NA
Class C	8.99	10.57	7.10	9.47
Class R	NA	10.62	7.21	9.47

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

Semiannual Report	September 30, 2011	29

Statements of Operations

Six Months Ended September 30, 2011 (Unaudited)
(Amounts in thousands)	PIMCO Real IncomeTM 2019 Fund	PIMCO Real IncomeTM 2029 Fund	PIMCO Real Return Asset Fund	PIMCO RealEstate- RealReturn Strategy Fund

Investment Income:
Interest	$440	$208	$83,368	$35,723
Dividends	0	0	64	11
Dividends from Affiliate investments	0	0	107	166
Miscellaneous income	0	0	1	1
Total Income	440	208	83,540	35,901

Expenses:
Investment advisory fees	20	8	4,668	3,594
Supervisory and administrative fees	34	13	3,891	2,048
Distribution fees - Class B	0	0	0	12
Distribution fees - Class C	9	1	0	135
Servicing fees - Class A	9	2	0	108
Servicing fees - Class B	0	0	0	4
Servicing fees - Class C	4	0	0	45
Trustees’ fees	0	0	4	2
Interest expense	0	0	307	249
Miscellaneous expense	0	0	2	1
Total Expenses	76	24	8,872	6,198

Net Investment Income	364	184	74,668	29,703

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	153	31	325,850	103,014
Net realized gain (loss) on Affiliate investments	0	0	(16)	1
Net realized gain (loss) on futures contracts, written options and swaps	0	0	(21,182)	2,392
Net realized gain on foreign currency transactions	0	0	6,040	3,400
Net change in unrealized appreciation (depreciation) on investments	152	518	59,967	(4,162)
Net change in unrealized (depreciation) on Affiliate investments	0	0	(71)	(86)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	0	5,421	(176,787)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	(161)	462
Net Gain (Loss)	305	549	375,848	(71,766)

Net Increase (Decrease) in Net Assets Resulting from Operations	$669	$733	$450,516	$(42,063)

30	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Operations

Six Months Ended September 30, 2011 (Unaudited)
(Amounts in thousands)	PIMCO Commodities- PLUSTM Short Strategy Fund	PIMCO Commodities- PLUSTM Strategy Fund	PIMCO Commodity- RealReturn Strategy Fund®	PIMCO Inflation Response Multi-Asset Fund (1)

Investment Income:
Interest, net of foreign taxes*	$28	$11,110	$500,069	$1
Dividends	0	0	1,103	0
Dividends from Affiliate investments	3	534	148	0
Miscellaneous income	0	1	8	0
Total Income	31	11,645	501,328	1

Expenses:
Investment advisory fees	30	5,286	77,196	2
Supervisory and administrative fees	27	2,744	46,388	1
Distribution and/or servicing fees - Administrative Class	0	0	1,556	0
Distribution fees - Class B	0	0	335	0
Distribution fees - Class C	0	36	4,332	0
Distribution fees - Class R	0	0	8	0
Servicing fees - Class A	0	31	3,600	0
Servicing fees - Class B	0	0	112	0
Servicing fees - Class C	0	12	1,444	0
Servicing fees - Class R	0	0	9	0
Trustees’ fees	0	3	40	0
Interest expense	0	22	2,187	0
Miscellaneous expense	1	9	14	0
Total Expenses	58	8,143	137,221	3
Waiver by PIMCO	(6)	(1,339)	(16,475)	(1)
Net Expenses	52	6,804	120,746	2

Net Investment Income (Loss)	(21)	4,841	380,582	(1)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(8)	1,503	490,299	11
Net realized gain (loss) on Affiliate investments	(1)	100	35	0
Net realized gain (loss) on futures contracts, written options and swaps	820	(254,160)	(3,734,168)	(94)
Net realized gain on foreign currency transactions	4	3,402	49,257	8
Net change in unrealized (depreciation) on investments	(70)	(24,061)	(338,966)	(2)
Net change in unrealized (depreciation) on Affiliate investments	0	(263)	(7)	(39)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	279	(77,686)	(1,068,955)	(55)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	8	(3,989)	(24,408)	2
Net Gain (Loss)	1,032	(355,154)	(4,626,913)	(169)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,011	$(350,313)	$(4,246,331)	$(170)

* Foreign tax withholdings	$0	$0	$174	$0

(1)	Period from August 31, 2011 to September 30, 2011.

Semiannual Report	September 30, 2011	31

Statements of Changes in Net Assets

	PIMCO Real IncomeTM 2019 Fund		PIMCO Real IncomeTM 2029 Fund		PIMCO Real Return Asset Fund		PIMCO RealEstateRealReturn Strategy Fund

(Amounts in thousands)	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$364	$155	$184	$124	$74,668	$82,337	$29,703	$11,264
Net realized gain	153	105	31	99	310,708	277,160	108,806	204,414
Net realized gain (loss) on Affiliate investments	0	0	0	0	(16)	46	1	28
Net change in unrealized appreciation (depreciation)	152	443	518	228	65,227	2,303	(180,487)	(29,250)
Net change in unrealized (depreciation) on Affiliate investments	0	0	0	0	(71)	(4)	(86)	0
Net increase (decrease) resulting from operations	669	703	733	451	450,516	361,842	(42,063)	186,456

Distributions to Shareholders:
From net investment income
Institutional Class	(356)	(133)	(137)	(184)	(73,223)	(77,150)	(74,669)	(103,473)
Class P	(104)	(9)	(22)	(7)	(37)	(5)	(960)	(1,428)
Class D	(108)	(10)	(36)	(12)	0	0	(3,833)	(8,699)
Class A	(406)	(97)	(33)	(15)	0	0	(5,624)	(9,561)
Class B	0	0	0	0	0	0	(189)	(752)
Class C	(194)	(52)	(9)	(5)	0	0	(2,226)	(4,110)
Class R	0	0	0	0	0	0	0	0
From net realized capital gains
Institutional Class	0	0	0	0	0	(131,377)	0	0
Class P	0	0	0	0	0	0	0	0
Class D	0	0	0	0	0	0	0	0
Class A	0	0	0	0	0	0	0	0
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Class R	0	0	0	0	0	0	0	0
Tax basis return of capital
Institutional Class	0	(397)	0	(82)	0	0	0	0
Class P	0	(24)	0	(3)	0	0	0	0
Class D	0	(35)	0	(6)	0	0	0	0
Class A	0	(315)	0	(8)	0	0	0	0
Class B	0	0	0	0	0	0	0	0
Class C	0	(195)	0	(2)	0	0	0	0
Class R	0	0	0	0	0	0	0	0

Total Distributions	(1,168)	(1,267)	(237)	(324)	(73,260)	(208,532)	(87,501)	(128,023)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	5,612	11,059	3,854	2,556	(178,800)	(1,614,044)	270,858	1,222,244

Total Increase (Decrease) in Net Assets	5,113	10,495	4,350	2,683	198,456	(1,460,734)	141,294	1,280,677

Net Assets:
Beginning of period	17,141	6,646	6,842	4,159	2,728,592	4,189,326	1,452,422	171,745
End of period*	$22,254	$17,141	$11,192	$6,842	$2,927,048	$2,728,592	$1,593,716	$1,452,422

*Including undistributed (overdistributed) net investment income of:	$(853)	$(49)	$(56)	$(3)	$329	$(1,079)	$107,884	$165,682

**	See note 12 in the Notes to Financial Statements.

32	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO CommoditesPLUSTM Short Strategy Fund		PIMCO CommoditesPLUSTM Strategy Fund		PIMCO CommodityRealReturn Strategy Fund®		PIMCO Inflation Response Multi-Asset Fund

(Amounts in thousands)	Six Months Ended September 30, 2011 (Unaudited)	Period from August 17, 2010 to March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Period from May 28, 2010 to March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Period from August 31, 2011 to September 30, 2011 (Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$(21)	$(3)	$4,841	$2,431	$380,582	$294,614	$(1)
Net realized gain (loss)	816	(1,514)	(249,255)	302,595	(3,194,612)	5,694,135	(75)
Net realized gain (loss) on Affiliate investments	(1)	(1)	100	70	35	12	0
Net change in unrealized appreciation (depreciation)	217	(106)	(105,736)	47,186	(1,432,329)	677,160	(55)
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	(263)	36	(7)	(3)	(39)
Net increase (decrease) resulting from operations	1,011	(1,624)	(350,313)	352,318	(4,246,331)	6,665,918	(170)

Distributions to Shareholders:
From net investment income
Institutional Class	0	0	(160,158)	(2,634)	(1,764,341)	(1,512,128)	0
Class P	0	0	(796)	(2)	(171,964)	(113,635)	0
Administrative Class	0	0	0	0	(119,700)	(109,917)	0
Class D	0	0	(4,233)	(9)	(125,075)	(99,783)	0
Class A	0	0	(2,807)	(3)	(276,255)	(220,219)	0
Class B	0	0	0	0	(8,119)	(9,004)	0
Class C	0	0	(990)	0	(108,831)	(85,187)	0
Class R	0	0	(15)	0	(708)	(124)	0
From net realized capital gains
Institutional Class	0	0	0	(2,440)	0	0	0
Class P	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0
Class D	0	0	0	(5)	0	0	0
Class A	0	0	0	(2)	0	0	0
Class B	0	0	0	0	0	0	0
Class C	0	0	0	(4)	0	0	0
Class R	0	0	0	0	0	0	0

Total Distributions	0	0	(168,999)	(5,099)	(2,574,993)	(2,149,997)	0

Fund Share Transactions:
Net increase resulting from Fund share transactions**	2,646	6,499	305,648	1,854,511	2,110,100	6,355,937	3,299

Total Increase (Decrease) in Net Assets	3,657	4,875	(213,664)	2,201,730	(4,711,224)	10,871,858	3,129

Net Assets:
Beginning of period	4,875	0	2,201,730	0	27,491,936	16,620,078	0
End of period*	$8,532	$4,875	$1,988,066	$2,201,730	$22,780,712	$27,491,936	$3,129

*Including undistributed (overdistributed) net investment income of:	$89	$110	$136,317	$300,475	$2,352,030	$4,546,441	$(1)

**	See note 12 in the Notes to Financial Statements.

Semiannual Report	September 30, 2011	33

Statement of Cash Flows

Six Months Ended September 30, 2011 (Unaudited)
(Amounts in thousands)	PIMCO RealEstateRealReturn Strategy Fund

Cash flows (used for) operating activities:

Net (decrease) in net assets resulting from operations	$(42,063)

Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(3,127,330)
Proceeds from sales of long-term securities	2,788,214
Purchases of short-term portfolio investments, net	(239,931)
Increase in deposits with counterparty	(10)
Increase in receivable for investments sold	(54,337)
Increase in interest and dividends receivable	(2,093)
Decrease in swap premiums paid	510
Decrease in payable for investments purchased	(57,898)
Increase in accrued investment advisory fees	186
Increase in accrued supervisory and administrative fees	112
Increase in accrued distribution fees	6
Increase in accrued servicing fees	12
Decrease in other liabilities	(5)
Proceeds from financial derivative instruments transactions	3,007
Proceeds from currency transactions	3,378
Proceeds from short sale transactions	38,807
Unrealized depreciation on investments, futures contracts, written options, and swaps	180,573
Net realized gain on investments	(107,447)
Net premium on investments	5,575
Net cash used for operating activities	(610,734)

Cash flows received from financing activities:
Proceeds from shares sold	772,006
Payment on shares redeemed	(586,214)
Cash dividend paid*	(1,991)
Net borrowing of reverse repurchase agreements	420,418
Increase in overdraft due to custodian	463
Increase in payable to counterparty	6,064
Net cash received from financing activities	610,746

Net Increase in Cash and Foreign Currency	12

Cash and Foreign Currency:
Beginning of year	819
End of period	$831

* Reinvestment of dividends	$85,510

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$249

34	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Real IncomeTM 2019 Fund

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 91.1%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016	$1,581	$1,634
0.500% due 04/15/2015	646	673
0.625% due 04/15/2013	253	258
0.625% due 07/15/2021	261	272
1.125% due 01/15/2021	227	248
1.250% due 04/15/2014	128	134
1.250% due 07/15/2020	622	687
1.375% due 07/15/2018	786	872
1.375% due 01/15/2020	327	365
1.625% due 01/15/2015	567	610
1.625% due 01/15/2018	744	834
1.875% due 07/15/2013	1,870	1,958
1.875% due 07/15/2015	941	1,033
1.875% due 07/15/2019	984	1,134
2.000% due 04/15/2012	134	135
2.000% due 01/15/2014	532	565
2.000% due 07/15/2014	1,456	1,567
2.000% due 01/15/2016	131	146
2.125% due 01/15/2019	669	781
2.375% due 01/15/2017	1,025	1,179
2.500% due 07/15/2016	1,152	1,324
2.625% due 07/15/2017	1,472	1,735
3.000% due 07/15/2012	1,106	1,137
3.375% due 01/15/2012	585	590
3.625% due 04/15/2028	280	402

Total U.S. Treasury Obligations (Cost $19,677)		20,273

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 8.4%

REPURCHASE AGREEMENTS 0.7%
State Street Bank and Trust Co.
0.010% due 10/03/2011	$160	$160

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $168. Repurchase proceeds are $160.)

U.S. TREASURY BILLS 7.7%
0.020% due 03/08/2012 - 03/22/2012 (a)	1,700	1,700

Total Short-Term Instruments (Cost $1,860)		1,860

Total Investments 99.5% (Cost $21,537)		$22,133

Other Assets and Liabilities (Net) 0.5%		121

Net Assets 100.0%		$22,254

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
U.S. Treasury Obligations	$0	$20,273	$0	$20,273
Short-Term Instruments
Repurchase Agreements	0	160	0	160
U.S. Treasury Bills	0	1,700	0	1,700
	$0	$22,133	$0	$22,133

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	Semiannual Report	September 30, 2011	35

Schedule of Investments PIMCO Real IncomeTM 2029 Fund

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 96.2%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016	$415	$428
0.625% due 07/15/2021	652	681
1.125% due 01/15/2021	253	277
1.250% due 04/15/2014	53	56
1.250% due 07/15/2020	736	813
1.375% due 07/15/2018	183	203
1.375% due 01/15/2020	261	291
1.625% due 01/15/2015	237	255
1.625% due 01/15/2018	108	121
1.750% due 01/15/2028	448	519
1.875% due 07/15/2013	258	271
1.875% due 07/15/2015	128	140
1.875% due 07/15/2019	698	805
2.000% due 01/15/2014	128	136
2.000% due 07/15/2014	168	181
2.000% due 01/15/2016	154	171
2.000% due 01/15/2026	379	451
2.125% due 01/15/2019	248	290
2.375% due 01/15/2017	112	129
2.375% due 01/15/2025	455	564
2.375% due 01/15/2027	486	609
2.500% due 07/15/2016	213	244
2.500% due 01/15/2029	379	487
2.625% due 07/15/2017	251	295
3.000% due 07/15/2012	465	478
3.625% due 04/15/2028	664	956
3.875% due 04/15/2029	604	911

Total U.S. Treasury Obligations (Cost $10,031)		10,762

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.7%

REPURCHASE AGREEMENTS 0.9%
State Street Bank and Trust Co.
0.010% due 10/03/2011	$103	$103

(Dated 09/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 12/29/2011 valued at $110. Repurchase proceeds are $103.)

U.S. TREASURY BILLS 1.8%
0.020% due 03/15/2012 - 03/22/2012 (a)	200	200

Total Short-Term Instruments (Cost $303)		303

Total Investments 98.9% (Cost $10,334)		$11,065

Other Assets and Liabilities (Net) 1.1%		127

Net Assets 100.0%		$11,192

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
U.S. Treasury Obligations	$0	$10,762	$0	$10,762
Short-Term Instruments
Repurchase Agreements	0	103	0	103
U.S. Treasury Bills	0	200	0	200

	$0	$11,065	$0	$11,065

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

36	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Real Return Asset Fund

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%
AES Corp.
4.250% due 05/27/2018		$1,492	$1,462
Community Health Systems, Inc.
2.471% due 07/25/2014		2	2
2.569% due 07/25/2014		996	935
Delphi Automotive LLP
3.500% due 05/17/2017		1,197	1,187
Georgia-Pacific LLC
2.352% due 12/20/2012		1,741	1,737
HCA, Inc.
2.619% due 11/17/2013		1,500	1,459
2.869% due 05/02/2016		1,975	1,846
Kabel Deutschland Holding AG
5.357% due 12/31/2016	EUR	500	651
Seaworld Parks and Entertainment, Inc.
4.000% due 08/16/2017		$472	459
The Weather Channel LLC
4.250% due 02/11/2017		499	493
United Airlines, Inc.
3.000% due 02/01/2012		2,000	1,942
Vodafone Group PLC
6.875% due 08/17/2015		1,177	1,183

Total Bank Loan Obligations (Cost $13,610)			13,356

CORPORATE BONDS & NOTES 12.7%

BANKING & FINANCE 9.0%
Ally Financial, Inc.
2.526% due 12/01/2014		1,000	859
3.478% due 02/11/2014		7,700	7,081
3.751% due 06/20/2014		2,500	2,284
4.500% due 02/11/2014		1,100	1,009
6.625% due 05/15/2012		2,085	2,111
6.750% due 12/01/2014		1,000	961
7.500% due 12/31/2013		2,000	2,035
7.500% due 09/15/2020		2,300	2,090
8.300% due 02/12/2015		2,000	1,982
American International Group, Inc.
0.360% due 10/18/2011		2,000	2,000
3.750% due 11/30/2013		600	601
5.750% due 03/15/2067	GBP	3,850	3,872
5.850% due 01/16/2018		$2,000	1,989
6.400% due 12/15/2020		500	511
8.175% due 05/15/2068		4,500	3,988
ANZ National International Ltd.
0.736% due 08/19/2014		10,000	10,063
ASIF Global Financing XIX
4.900% due 01/17/2013		700	709
Banco do Brasil S.A.
4.500% due 01/22/2015		4,000	4,125
Banco Santander Brasil S.A.
2.450% due 03/18/2014		10,000	9,679
4.250% due 01/14/2016		500	473
4.500% due 04/06/2015		500	485
Bank of America Corp.
1.673% due 01/30/2014		3,700	3,353
Barclays Bank PLC
1.000% due 04/02/2012		23,000	21,519
6.369% due 06/29/2049	GBP	200	210
7.434% due 09/29/2049		$1,200	990
14.000% due 11/29/2049	GBP	600	988
BBVA Bancomer S.A.
6.500% due 03/10/2021		$4,700	4,383

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
BPCE S.A.
4.625% due 07/29/2049	EUR	200	$138
5.250% due 07/29/2049		1,000	717
9.250% due 10/29/2049		1,100	1,158
CIT Group, Inc.
5.250% due 04/01/2014		$4,800	4,668
Citigroup, Inc.
0.458% due 03/07/2014		9,400	8,784
6.125% due 05/15/2018		1,100	1,183
Commonwealth Bank of Australia
0.858% due 06/25/2014 (g)		16,100	16,214
1.080% due 03/17/2014		2,100	2,089
Countrywide Financial Corp.
5.800% due 06/07/2012		6,000	6,018
Credit Agricole S.A.
5.136% due 12/29/2049	GBP	600	487
Everest Reinsurance Holdings, Inc.
5.400% due 10/15/2014		$1,000	1,071
FCE Bank PLC
7.125% due 01/16/2012	EUR	2,000	2,700
7.125% due 01/15/2013		500	685
Ford Motor Credit Co. LLC
2.996% due 01/13/2012		$3,000	3,017
7.000% due 10/01/2013		1,700	1,790
7.000% due 04/15/2015		900	947
7.250% due 10/25/2011		4,800	4,806
7.500% due 08/01/2012		8,100	8,268
7.800% due 06/01/2012		1,700	1,743
8.000% due 06/01/2014		1,300	1,380
ICICI Bank Ltd.
2.058% due 02/24/2014		7,300	7,150
4.750% due 11/25/2016		1,300	1,250
ING Bank NV
0.876% due 01/13/2012		6,800	6,799
International Lease Finance Corp.
6.500% due 09/01/2014		1,200	1,206
6.625% due 11/15/2013		2,100	2,048
6.750% due 09/01/2016		1,100	1,108
7.125% due 09/01/2018		2,200	2,219
JPMorgan Chase & Co.
1.097% due 05/02/2014		8,100	7,983
Lehman Brothers Holdings, Inc.
0.000% due 06/12/2013 (a)	EUR	3,028	974
6.875% due 05/02/2018 (a)		$3,600	896
7.500% due 05/11/2038 (a)		10,000	15
Lloyds TSB Bank PLC
12.000% due 12/29/2049		6,300	5,787
Merrill Lynch & Co., Inc.
0.561% due 06/05/2012		6,678	6,421
5.450% due 02/05/2013		1,000	991
Morgan Stanley
0.700% due 10/18/2016		700	546
1.233% due 04/29/2013		9,500	8,981
1.853% due 01/24/2014		7,400	6,909
1.870% due 03/01/2013	EUR	1,600	2,028
2.001% due 04/13/2016		4,300	4,747
2.786% due 05/14/2013		$2,900	2,806
Pacific Life Global Funding
5.150% due 04/15/2013		1,600	1,672
Pricoa Global Funding I
0.560% due 09/27/2013		3,600	3,562
Royal Bank of Scotland Group PLC
3.000% due 12/09/2011		2,800	2,814
Royal Bank of Scotland NV
1.037% due 03/09/2015		1,000	720

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Santander UK PLC
1.833% due 10/10/2017	EUR	9,400	$10,859
1.840% due 08/28/2017 (l)		2,700	3,367
SLM Corp.
5.000% due 10/01/2013		$6,500	6,366
Toronto-Dominion Bank
1.625% due 09/14/2016		200	200
Vita Capital III Ltd.
1.366% due 01/01/2012		1,600	1,594
Westpac Banking Corp.
0.617% due 09/10/2014		3,000	3,022

			263,253

INDUSTRIALS 3.2%
Cemex S.A.B. de C.V.
5.369% due 09/30/2015		8,800	5,368
Charter Communications Operating LLC
8.000% due 04/30/2012		3,400	3,468
CVS Pass-Through Trust
5.773% due 01/10/2033		1,083	1,129
6.036% due 12/10/2028		4,485	4,733
6.943% due 01/10/2030		8,737	9,844
7.507% due 01/10/2032		2,326	2,749
DISH DBS Corp.
6.375% due 10/01/2011		4,000	4,005
Gazprom OAO Via Gaz Capital S.A.
7.343% due 04/11/2013		800	829
8.146% due 04/11/2018		1,500	1,661
Georgia-Pacific LLC
7.125% due 01/15/2017		1,500	1,575
Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016		250	254
Lyondell Chemical Co.
11.000% due 05/01/2018		1,400	1,519
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		2,000	2,086
8.125% due 07/15/2015		2,050	2,390
Massachusetts Institute of Technology
5.600% due 07/01/2111		9,000	11,966
Mohawk Industries, Inc.
6.875% due 01/15/2016		7,000	7,262
Noble Group Ltd.
4.875% due 08/05/2015		1,500	1,395
6.750% due 01/29/2020		1,000	881
NXP BV
2.999% due 10/15/2013		869	844
4.355% due 10/15/2013	EUR	776	998
Pearson Dollar Finance PLC
5.700% due 06/01/2014		$2,500	2,753
Petrobras International Finance Co.
3.875% due 01/27/2016		9,700	9,720
6.875% due 01/20/2040		700	746
Petroleos Mexicanos
6.500% due 06/02/2041		2,200	2,299
Rexam PLC
6.750% due 06/01/2013		2,900	3,105
RZD Capital Ltd.
5.739% due 04/03/2017		500	499
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013		3,000	3,105
Tyco Electronics Group S.A.
5.950% due 01/15/2014		6,000	6,479
U.S. Airways Group, Inc.
7.125% due 04/22/2025		500	475

			94,137

See Accompanying Notes	Semiannual Report	September 30, 2011	37

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
UTILITIES 0.5%
AES Corp.
7.375% due 07/01/2021		$700	$665
Cleco Power LLC
6.000% due 12/01/2040		9,000	10,754
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		1,000	1,116
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	1,000	12
1.500% due 05/30/2014		4,000	45
1.850% due 07/28/2014		4,000	45
4.500% due 03/24/2014	EUR	1,000	1,072

			13,709

Total Corporate Bonds & Notes (Cost $386,957)			371,099

CONVERTIBLE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%
Host Hotels & Resorts LP
2.625% due 04/15/2027		$3,000	3,022

Total Convertible Bonds & Notes (Cost $2,884)			3,022

MUNICIPAL BONDS & NOTES 1.3%

CALIFORNIA 0.3%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035		7,000	7,593
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		1,100	777
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045		400	445
6.296% due 05/15/2050		400	433

			9,248

ILLINOIS 0.9%
Chicago, Illinois Transit Authority Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040		15,000	16,708
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036		10,000	10,283

			26,991

OHIO 0.1%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042		1,300	935

WEST VIRGINIA 0.0%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,695	1,234

Total Municipal Bonds & Notes (Cost $35,694)			38,408

U.S. GOVERNMENT AGENCIES 2.1%
Fannie Mae
1.452% due 09/01/2044 - 10/01/2044		320	325
2.315% due 09/01/2034		1,019	1,057
2.388% due 09/01/2035		14,553	15,285
2.443% due 01/01/2028		1,160	1,223
3.212% due 04/01/2024		29	31

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
4.542% due 12/01/2036		$6,317	$6,631
5.000% due 02/25/2017 - 04/25/2033		9,211	10,225
5.375% due 04/11/2022		5,200	5,320
Freddie Mac
0.500% due 08/23/2013		3,400	3,395
0.515% due 09/25/2031		87	82
0.579% due 12/15/2030		1,320	1,320
0.595% due 10/25/2029		667	649
0.829% due 12/15/2037		8,745	8,810
3.015% due 07/01/2035		652	691
3.053% due 05/01/2035		712	723
5.000% due 11/15/2017 - 01/15/2018		503	518
Ginnie Mae
2.125% due 12/20/2023		1,055	1,094
2.375% due 03/20/2026 - 05/20/2028		1,962	2,035
2.625% due 08/20/2023		1,072	1,113
Small Business Administration
5.902% due 02/10/2018		647	735

Total U.S. Government Agencies (Cost $58,227)			61,262

U.S. TREASURY OBLIGATIONS 95.5%
U.S. Treasury Inflation Protected Securities (c)
1.375% due 07/15/2018		3,039	3,372
1.750% due 01/15/2028 (e)(h)		158,616	184,057
2.000% due 01/15/2026 (e)(h)		222,848	265,259
2.125% due 02/15/2040		72,652	92,665
2.125% due 02/15/2041 (e)(h)		183,466	235,266
2.375% due 01/15/2025 (g)		323,208	399,869
2.375% due 01/15/2027 (e)(g)		187,712	235,095
2.500% due 01/15/2029		45,074	57,927
3.375% due 04/15/2032		101,252	149,632
3.625% due 04/15/2028 (g)		373,200	537,613
3.875% due 04/15/2029 (g)		421,451	635,009

Total U.S. Treasury Obligations (Cost $2,667,744)			2,795,764

MORTGAGE-BACKED SECURITIES 4.3%
Adjustable Rate Mortgage Trust
5.217% due 11/25/2035		971	678
5.237% due 01/25/2036		768	614
American Home Mortgage Assets
1.162% due 11/25/2046		11,418	4,946
Arran Residential Mortgages Funding PLC
2.735% due 05/16/2047	EUR	639	853
2.985% due 11/19/2047		4,700	6,273
Banc of America Funding Corp.
5.622% due 03/20/2036		$987	784
Banc of America Large Loan, Inc.
0.739% due 08/15/2029		352	327
5.671% due 02/17/2051		800	878
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.395% due 06/10/2049		470	458
5.801% due 06/10/2049		2,970	3,119
5.916% due 02/10/2051		2,500	2,644
5.921% due 05/10/2045		1,530	1,683
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/2035		686	639
2.710% due 03/25/2035		353	329
2.727% due 10/25/2035		2,000	1,658
2.731% due 03/25/2035		673	637

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
3.066% due 01/25/2035		$930	$796
3.284% due 11/25/2034		477	447
4.827% due 01/25/2035		304	249
Bear Stearns Alt-A Trust
2.607% due 11/25/2036		1,183	699
3.883% due 08/25/2036 (a)		2,323	468
Citigroup Commercial Mortgage Trust
5.886% due 12/10/2049		640	693
Citigroup Mortgage Loan Trust, Inc.
2.100% due 08/25/2035		167	150
2.370% due 08/25/2035		909	830
2.450% due 08/25/2035		978	814
2.660% due 12/25/2035		173	149
2.775% due 12/25/2035		674	329
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		1,400	1,509
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		1,768	1,790
6.008% due 12/10/2049		340	369
Countrywide Alternative Loan Trust
0.426% due 12/20/2046		3,864	1,934
1.242% due 12/25/2035		812	473
5.528% due 02/25/2037		564	362
6.000% due 01/25/2037 (a)		855	566
Countrywide Home Loan Mortgage Pass-Through Trust
0.575% due 06/25/2035		434	377
2.699% due 04/20/2035		450	408
Credit Suisse Mortgage Capital Certificates
0.299% due 02/15/2022		1,579	1,517
5.383% due 02/15/2040		1,500	1,591
CW Capital Cobalt Ltd.
5.484% due 04/15/2047		1,400	1,491
DECO Series
0.993% due 01/27/2020	GBP	1,335	1,807
EMF-NL
2.406% due 04/17/2041	EUR	4,000	4,287
Fosse Master Issuer PLC
1.650% due 10/18/2054		$12,630	12,592
GE Capital Commercial Mortgage Corp.
4.706% due 05/10/2043		125	125
GMAC Mortgage Corp. Loan Trust
3.016% due 06/19/2035		1,274	968
5.126% due 11/19/2035		709	603
Granite Master Issuer PLC
0.270% due 12/20/2054		1,881	1,785
0.320% due 12/20/2054		405	384
GS Mortgage Securities Corp.
1.535% due 03/06/2020		2,500	2,481
5.560% due 11/10/2039		414	439
GSR Mortgage Loan Trust
2.756% due 09/25/2035		282	262
Harborview Mortgage Loan Trust
0.360% due 04/19/2038		2,976	1,831
Homebanc Mortgage Trust
0.505% due 10/25/2035		131	85
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		2,780	2,884
5.794% due 02/12/2051		3,500	3,793
JPMorgan Mortgage Trust
4.877% due 04/25/2035		457	411
5.117% due 10/25/2035		742	589
5.370% due 11/25/2035		729	659

38	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	$420	$445
5.430% due 02/15/2040	700	722
5.866% due 09/15/2045	1,200	1,294
MASTR Asset Securitization Trust
5.500% due 09/25/2033	759	788
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	500	509
5.485% due 03/12/2051	1,200	1,237
5.700% due 09/12/2049	1,100	1,140
MLCC Mortgage Investors, Inc.
2.072% due 04/25/2035	416	372
2.098% due 12/25/2034	383	362
Morgan Stanley Capital
5.447% due 02/12/2044	650	700
5.692% due 04/15/2049	1,400	1,459
6.080% due 06/11/2049	2,300	2,451
Prime Mortgage Trust
5.000% due 02/25/2019	145	148
RBSSP Resecuritization Trust
2.211% due 07/26/2045	1,682	1,565
Residential Accredit Loans, Inc.
0.415% due 06/25/2046	317	108
Residential Asset Securitization Trust
0.635% due 01/25/2046 (a)	2,226	944
0.685% due 12/25/2036 (a)	638	202
5.000% due 08/25/2019	465	465
6.250% due 10/25/2036 (a)	689	451
Sovereign Commercial Mortgage Securities Trust
5.951% due 07/22/2030	1,584	1,632
Structured Adjustable Rate Mortgage Loan Trust
5.363% due 07/25/2035	533	432
Structured Asset Mortgage Investments, Inc.
0.425% due 07/25/2046	6,880	3,681
Thornburg Mortgage Securities Trust
0.345% due 11/25/2046	325	323
Wachovia Mortgage Loan Trust LLC
5.241% due 10/20/2035	659	614
WaMu Mortgage Pass-Through Certificates
0.505% due 12/25/2045	240	185
0.525% due 07/25/2045	73	57
0.555% due 08/25/2045	175	135
0.942% due 02/25/2047	16,376	9,241
1.242% due 08/25/2046	1,185	750
2.643% due 02/25/2037	16,234	11,358
Wells Fargo Mortgage-Backed Securities Trust
2.731% due 03/25/2036	967	778
2.738% due 01/25/2035	669	571

Total Mortgage-Backed Securities (Cost $127,593)		125,635

ASSET-BACKED SECURITIES 5.5%
Access Group, Inc.
1.553% due 10/27/2025	21,425	21,588
ACE Securities Corp.
0.285% due 12/25/2036	184	179
0.295% due 10/25/2036	69	19
AMMC CDO
0.537% due 05/03/2018	596	575
ARES CLO Ltd.
0.521% due 04/20/2017	218	212
0.564% due 03/12/2018	3,830	3,712
Avery Point CLO Ltd.
0.830% due 12/17/2015	135	132

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Babson CLO Ltd.
0.525% due 11/10/2019		$1,354	$1,251
0.717% due 06/15/2016		232	226
Bear Stearns Asset-Backed Securities Trust
1.235% due 10/25/2037		2,123	1,275
Blackrock Senior Income Series Corp.
0.491% due 04/20/2019		498	457
Carrington Mortgage Loan Trust
0.285% due 01/25/2037		37	36
Citibank Omni Master Trust
2.329% due 05/16/2016		6,000	6,052
Citigroup Mortgage Loan Trust, Inc.
0.295% due 05/25/2037		651	623
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		104	110
Countrywide Asset-Backed Certificates
0.485% due 04/25/2036		366	311
1.135% due 10/25/2047		807	576
Credit-Based Asset Servicing & Securitization LLC
0.295% due 11/25/2036		48	32
Denali Capitala CLO Ltd.
0.726% due 08/23/2016		134	132
Dryden Leveraged Loan CDO
0.895% due 12/22/2015		68	67
Duane Street CLO
0.519% due 11/08/2017		1,456	1,372
Galaxy CLO Ltd.
0.493% due 04/25/2019		592	549
Grayston CLO Ltd.
0.666% due 08/15/2016		84	82
Harvest CLO S.A.
2.228% due 03/29/2017	EUR	344	443
HSI Asset Securitization Corp. Trust
0.505% due 02/25/2036		$500	227
Hudson Straits CLO Ltd.
0.629% due 10/15/2016		181	177
Katonah Ltd.
0.671% due 09/20/2016		3,773	3,673
0.733% due 05/18/2015		216	209
0.905% due 02/20/2015		51	50
Magi Funding PLC
1.835% due 04/11/2021	EUR	2,231	2,765
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		$1,055	467
Mountain View Funding CLO
0.509% due 04/15/2019		496	469
MSIM Peconic Bay Ltd.
0.531% due 07/20/2019		500	472
Navigare Funding CLO Ltd.
0.558% due 05/20/2019		863	824
Nelnet Student Loan Trust
0.415% due 12/22/2016		5,626	5,619
Octagon Investment Partners Ltd.
0.619% due 11/28/2018		500	468
0.687% due 12/02/2016		280	266
Pacifica CDO Ltd.
0.728% due 05/13/2016		247	239
Popular ABS Mortgage Pass-Through Trust
0.325% due 06/25/2047		569	495
Race Point CLO
0.836% due 05/15/2015		402	396
Sherwood Castle Funding PLC
1.738% due 03/15/2016	EUR	1,500	1,930
SLC Student Loan Trust
4.750% due 06/15/2033		$2,443	2,447

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
SLM Student Loan Trust
0.253% due 07/25/2017		$1,569	$1,556
0.333% due 07/25/2019		5,343	5,295
0.653% due 10/27/2014		4,798	4,799
0.753% due 10/25/2017		11,100	11,095
1.153% due 07/25/2023		10,582	10,550
1.753% due 04/25/2023		33,269	34,216
3.500% due 08/17/2043		3,947	3,923
Soundview Home Equity Loan Trust
0.295% due 11/25/2036		456	123
South Carolina Student Loan Corp.
0.876% due 03/01/2018		8,173	8,070
1.076% due 03/02/2020		13,500	13,425
1.326% due 09/03/2024		6,800	6,745
Wind River CLO Ltd.
0.680% due 12/19/2016		711	681
Wood Street CLO BV
1.988% due 03/29/2021	EUR	514	649

Total Asset-Backed Securities (Cost $161,561)			162,331

SOVEREIGN ISSUES 4.7%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	16,900	18,359
3.000% due 09/20/2025		19,900	23,388
4.000% due 08/20/2020		9,200	15,864
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2014	BRL	2,575	2,933
Export-Import Bank of Korea
0.466% due 10/04/2011		$4,500	4,500
Instituto de Credito Oficial
4.500% due 03/07/2013	GBP	700	1,085
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (c)	EUR	40,582	44,363
Province of Quebec Canada
2.750% due 08/25/2021		$3,500	3,481
Qatar Government International Bond
5.250% due 01/20/2020		5,800	6,409
6.400% due 01/20/2040		3,200	3,912
United Kingdom Gilt
1.875% due 11/22/2022 (c)	GBP	7,305	14,099

Total Sovereign Issues (Cost $140,123)			138,393

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049		1,700	1,756

Total Convertible Preferred Securities (Cost $1,629)			1,756

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.7%

CERTIFICATES OF DEPOSIT 0.2%
Royal Bank of Scotland Group PLC
1.624% due 10/15/2012		$5,200	5,201

See Accompanying Notes	Semiannual Report	September 30, 2011	39

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/03/2011	$2,461	$2,461

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $2,514. Repurchase proceeds are $2,461.)

SHORT-TERM NOTES 0.0%
Banco Santander Brazil S.A.
2.596% due 12/28/2011	800	798

U.S. TREASURY BILLS 0.6%
0.019% due 12/15/2011 - 03/29/2012 (b)(e)(f)(g)	15,893	15,890

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 13.8%
40,447,014	$404,996

Total Short-Term Instruments (Cost $429,415)	429,346

PURCHASED OPTIONS (j) 0.0%
(Cost $69)	14

Total Investments 141.5% (Cost $4,025,506)	$4,140,386

Written Options (k) (0.2%) (Premiums $6,237)	(6,020)

Other Assets and Liabilities (Net) (41.3%)	(1,207,318)

Net Assets 100.0%	$2,927,048

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $12,641 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	Securities with an aggregate market value of $5,809 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2011.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $421,949 at a weighted average interest rate of 0.136%. On September 30, 2011, securities valued at $673,592 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $4,282 and cash of $16 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2013	2,065	$2,267
90-Day Eurodollar June Futures	Long	06/2013	244	347
90-Day Eurodollar March Futures	Long	03/2013	1,060	1,703
90-Day Eurodollar September Futures	Long	09/2013	515	764
Euro-Bobl December Futures	Long	12/2011	74	(8)
Euro-Bund 10-Year Bond December Futures	Long	12/2011	276	122

				$5,195

(i)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)		Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
DISH DBS Corp.	BRC	(3.100%	)	12/20/2011	1.688%	$	1,000	$(4)	$0	$(4)
DISH DBS Corp.	GST	(3.200%	)	12/20/2011	1.688%		1,000	(5)	0	(5)
Everest Reinsurance Holdings, Inc.	BRC	(0.535%	)	12/20/2014	0.787%		1,000	8	0	8
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	1.979%		3,000	20	64	(44)
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	7.624%		2,100	244	0	244
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	0.718%		2,000	(52)	0	(52)
Macy’s Retail Holdings, Inc.	DUB	(6.950%	)	09/20/2015	1.372%		2,050	(443)	0	(443)
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.599%		5,000	(12)	0	(12)
Mohawk Industries, Inc.	UAG	(1.550%	)	03/20/2016	2.850%		7,000	370	0	370
Pearson Dollar Finance PLC	MYC	(0.750%	)	06/20/2014	0.551%		2,500	(14)	0	(14)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.683%		2,900	(40)	0	(40)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	6.116%		1,000	94	(2)	96
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%	)	03/20/2013	1.525%		3,000	(40)	0	(40)
Tyco Electronics Group S.A.	BOA	(1.100%	)	03/20/2014	0.586%		6,000	(78)	0	(78)

								$48	$62	$(14)

40	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)		Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	1.420%	$	1,000	$138	$17	$121
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.743%		5,100	(134)	(56)	(78)
Brazil Government International Bond	DUB	1.000%	06/20/2020	2.275%		5,500	(519)	(182)	(337)
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.743%		10,000	(264)	(109)	(155)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.743%		1,400	(37)	(16)	(21)
Brazil Government International Bond	RYL	1.000%	06/20/2015	1.743%		2,000	(53)	(39)	(14)
France Government Bond	CBK	0.250%	06/20/2015	1.645%		2,600	(129)	(58)	(71)
France Government Bond	CBK	0.250%	06/20/2016	1.792%		3,900	(265)	(168)	(97)
France Government Bond	DUB	0.250%	06/20/2015	1.645%		800	(39)	(26)	(13)
France Government Bond	JPM	0.250%	12/20/2015	1.713%		3,400	(198)	(68)	(130)
France Government Bond	MYC	0.250%	06/20/2016	1.792%		5,200	(354)	(228)	(126)
General Electric Capital Corp.	UAG	1.000%	12/20/2012	2.483%		5,700	(100)	(65)	(35)
Goldman Sachs Group, Inc.	DUB	1.000%	09/20/2012	3.097%		5,500	(109)	(59)	(50)
Japan Government International Bond	BOA	1.000%	12/20/2015	1.312%		10,100	(124)	230	(354)
Japan Government International Bond	HUS	1.000%	06/20/2016	1.393%		1,900	(33)	0	(33)
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2012	5.102%		5,500	(211)	(153)	(58)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.136%		700	(1)	(9)	8
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	21.757%	JPY	8,500	(22)	(19)	(3)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.757%	$	7,100	66	71	(5)
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.757%		5,000	46	58	(12)
United Kingdom Gilt	GST	1.000%	06/20/2015	0.757%		1,000	9	11	(2)
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.757%		5,000	45	52	(7)
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.757%		3,000	28	29	(1)

							$(2,260)	$(787)	$(1,473)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	$	21,500	$1,314	$2,918	$(1,604)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		700	43	100	(57)
CDX.EM-14 5-Year Index	RYL	5.000%	12/20/2015		2,000	122	275	(153)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016		4,400	271	594	(323)

						$1,750	$3,887	$(2,137)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM	EUR	7,600	$289	$0	$289
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UAG		25,300	1,086	0	1,086
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MYC	BRL	9,400	(178)	(68)	(110)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UAG		35,500	(277)	(7)	(270)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BRC		31,100	(175)	(271)	96
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM		17,600	129	36	93
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HUS		62,800	692	241	451

See Accompanying Notes	Semiannual Report	September 30, 2011	41

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM	BRL	16,000	$(11)	$0	$(10)
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MYC		38,100	637	220	417
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GLM		19,300	340	170	170
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HUS		23,700	417	190	227
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MYC		3,700	110	(11)	121
Pay	1-Year BRL-CDI	14.765%	01/02/2012	BOA		10,100	595	47	548
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HUS		1,200	71	8	63
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		16,900	264	(80)	344
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		62,400	1,004	36	968
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		21,700	349	30	319
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		17,500	297	0	297
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		16,600	305	(41)	346
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		2,900	57	12	45
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BRC		18,000	381	79	301

							$6,382	$591	$5,791

(j)	Purchased options outstanding on September 30, 2011:

InterestRate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$	28,400	$69	$14

(k)	Written options outstanding on September 30, 2011:

InterestRate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013	$	148,600	$730	$(243)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		28,400	162	(35)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		5,900	41	(4)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		3,100	20	(2)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		118,600	950	(80)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		30,600	307	(14)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,400	21	(1)
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		26,100	297	(12)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		15,000	168	(7)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		21,200	193	(10)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		30,700	340	(14)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.800%	10/11/2011		44,200	209	(1,168)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		34,800	240	(2,871)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011		34,800	393	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		9,300	61	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		15,900	108	0

								$4,240	$(4,461)

Foreign Currency Options
Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC AUD versus USD	MSX	$0.990	10/11/2011	AUD	16,500	$160	$(437)

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GST	0.000%	10/11/2011	$	14,200	$75	$(53)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		11,900	60	(44)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	10/11/2011		25,200	280	(256)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	11/14/2011		30,000	326	(312)

						$741	$(665)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

42	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Inflation-Floor Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] -Inflation Adjustment) or 0	03/12/2020	$23,100	$198	$(78)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	93,600	834	(332)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	8,500	64	(47)

						$1,096	$(457)

Transactions in written call and put options for the period ended September 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Premium
Balance at 03/31/2011	730	$593,900	AUD	0	$5,188
Sales	1,518	734,000		33,051	3,690
Closing Buys	(1,835)	(530,500)		(51)	(2,135)
Expirations	0	0		(16,500)	(150)
Exercised	(413)	(21,300)		0	(356)

Balance at 09/30/2011	0	$776,100	AUD	16,500	$6,237

(l)	Restricted securities as of September 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Santander UK PLC	1.840%	08/28/2017	03/31/2011	$3,535	$3,367	0.12%

(m)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	10,290	11/2011	CBK	$122	$0	$122
Sell		65,008	11/2011	DUB	736	0	736
Sell	BRL	2,885	11/2011	BRC	223	0	223
Sell		2,408	11/2011	CBK	217	0	217
Sell		2,549	11/2011	DUB	221	0	221
Buy		230	11/2011	HUS	0	(23)	(23)
Sell		1,627	11/2011	HUS	142	0	142
Buy		230	11/2011	MSC	0	(24)	(24)
Buy	CAD	23,838	10/2011	DUB	0	(1,288)	(1,288)
Buy	CNY	24,289	11/2011	BRC	51	0	51
Buy		16,567	11/2011	JPM	13	0	13
Buy		16,487	11/2011	RYL	31	0	31
Buy		5,103	02/2012	BRC	0	(1)	(1)
Buy		121,785	02/2012	DUB	262	0	262
Buy	EUR	1,830	10/2011	BRC	0	(187)	(187)
Sell		111,987	10/2011	BRC	7,304	0	7,304
Sell		10,379	10/2011	CBK	699	0	699
Buy		109	10/2011	DUB	0	(12)	(12)
Sell		4,007	10/2011	DUB	281	0	281
Sell		3,372	10/2011	FBL	191	0	191
Buy		2,814	10/2011	GST	0	(14)	(14)
Buy		2,274	10/2011	JPM	0	(221)	(221)
Sell		87	10/2011	JPM	8	0	8
Buy		1,163	10/2011	MSC	0	(29)	(29)
Sell		10,951	10/2011	MSC	590	0	590
Sell		1,770	10/2011	RBC	168	0	168
Buy		4,488	10/2011	RYL	0	(484)	(484)
Buy		7,075	10/2011	UAG	0	(116)	(116)
Sell	GBP	9,299	12/2011	CBK	353	0	353
Sell		2,520	12/2011	GST	101	0	101
Sell		3,992	12/2011	RBC	88	0	88
Buy	IDR	41,978,800	10/2011	CBK	11	(8)	3
Buy		18,870,000	10/2011	GST	4	0	4
Buy		16,923,300	01/2012	CBK	0	(84)	(84)
Sell	INR	1,848	11/2011	BRC	3	0	3

See Accompanying Notes	Semiannual Report	September 30, 2011	43

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	INR	1,317,527	07/2012	UAG	$0	$(2,539)	$(2,539)
Sell	JPY	712,823	10/2011	CBK	0	(373)	(373)
Sell	KRW	6,436,800	11/2011	MSC	9	0	9
Buy		35,393,834	02/2012	UAG	0	(3,606)	(3,606)
Buy	MXN	171,076	11/2011	MSC	0	(2,078)	(2,078)
Buy	MYR	3,628	11/2011	CBK	0	(90)	(90)
Buy		26,862	04/2012	UAG	0	(561)	(561)
Buy	PHP	192,880	11/2011	BRC	41	0	41
Buy		61,600	11/2011	CBK	12	0	12
Buy		73,400	03/2012	CBK	0	(28)	(28)
Buy		237,011	03/2012	JPM	0	(80)	(80)
Buy	SGD	2,394	12/2011	CBK	0	(69)	(69)
Buy		12,054	12/2011	JPM	0	(789)	(789)
Buy		3,200	12/2011	RYL	0	(201)	(201)
Buy		2,600	12/2011	UAG	0	(159)	(159)

					$11,881	$(13,064)	$(1,183)

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Bank Loan Obligations	$0	$13,356	$0	$13,356
Corporate Bonds & Notes
Banking & Finance	0	240,140	23,113	263,253
Industrials	0	93,662	475	94,137
Utilities	0	13,709	0	13,709
Convertible Bonds & Notes
Industrials	0	3,022	0	3,022
Municipal Bonds & Notes
California	0	9,248	0	9,248
Illinois	0	26,991	0	26,991
Ohio	0	935	0	935
West Virginia	0	1,234	0	1,234
U.S. Government Agencies	0	61,262	0	61,262
U.S. Treasury Obligations	0	2,795,764	0	2,795,764
Mortgage-Backed Securities	0	125,635	0	125,635
Asset-Backed Securities	0	159,566	2,765	162,331
Sovereign Issues	0	138,393	0	138,393
Convertible Preferred Securities
Banking & Finance	1,756	0	0	1,756
Short-Term Instruments
Certificates of Deposit	0	5,201	0	5,201
Repurchase Agreements	0	2,461	0	2,461

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Short-Term Notes	$0	$798	$0	$798
U.S. Treasury Bills	0	15,890	0	15,890
PIMCO Short-Term Floating NAV Portfolio	404,996	0	0	404,996
Purchased Options
Interest Rate Contracts	0	14	0	14
	$406,752	$3,707,281	$26,353	$4,140,386

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	847	0	847
Foreign Exchange Contracts	0	11,881	0	11,881
Interest Rate Contracts	5,203	6,181	0	11,384
	$5,203	$18,909	$0	$24,112

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(4,471)	0	(4,471)
Foreign Exchange Contracts	0	(13,501)	0	(13,501)
Interest Rate Contracts	(8)	(4,851)	(1,122)	(5,981)
	$(8)	$(22,823)	$(1,122)	$(23,953)

Totals	$411,947	$3,703,367	$25,231	$4,140,545

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$8,841	$23,000	$0	$0	$0	$(1,578)	$0	$(7,150)	$23,113	$(1,469)
Industrials	0	500	0	0	0	(25)	0	0	475	(25)
Asset-Backed Securities	11,501	2,994	(2,668)	43	107	(148)	0	(9,064)	2,765	(235)

	$20,342	$26,494	$(2,668)	$43	$107	$(1,751)	$0	$(16,214)	$26,353	$(1,729)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(1,918)	$0	$0	$0	$0	$796	$0	$0	$(1,122)	$796

Totals	$18,424	$26,494	$(2,668)	$43	$107	$(955)	$0	$(16,214)	$25,231	$(933)

44	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$14	$14
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	347	347
Unrealized appreciation on foreign currency contracts	0	0	0	11,881	0	11,881
Unrealized appreciation on OTC swap agreements	0	847	0	0	6,181	7,028

	$0	$847	$0	$11,881	$6,542	$19,270

Liabilities:
Written options outstanding	$0	$0	$0	$437	$5,583	$6,020
Variation margin payable on financial derivative instruments (2)	0	0	0	0	159	159
Unrealized depreciation on foreign currency contracts	0	0	0	13,064	0	13,064
Unrealized depreciation on OTC swap agreements	0	4,471	0	0	390	4,861

	$0	$4,471	$0	$13,501	$6,132	$24,104

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$0	$0	$0	$870	$870
Net realized gain (loss) on futures contracts, written options and swaps	0	972	0	150	(22,304)	(21,182)
Net realized gain on foreign currency transactions	0	0	0	3,865	0	3,865

	$0	$972	$0	$4,015	$(21,434)	$(16,447)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(192)	$(192)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	(3,594)	0	(277)	9,292	5,421
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(92)	0	(92)

	$0	$(3,594)	$0	$(369)	$9,100	$5,137

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $5,195 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2011	45

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

September 30, 2011 (Unaudited)

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$283	$(310)	$(27)
BPS	264	(300)	(36)
BRC	7,740	(5,830)	1,910
CBK	1,238	(1,080)	158
DUB	(847)	1,122	275
FBF	(1,122)	1,152	30
FBL	191	(120)	71
GLM	1,323	(1,250)	73
GST	180	(130)	50
HUS	1,351	(1,350)	1
JPM	(1,060)	1,215	155
MSC	(1,532)	732	(800)
MSX	(437)	(140)	(577)
MYC	(2,943)	2,306	(637)
RBC	256	0	256
RYL	(679)	594	(85)
SOG	122	0	122
UAG	(5,597)	4,710	(887)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

46	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund

September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.4%
Community Health Systems, Inc.
2.569% due 07/25/2014		$996	$935
Delphi Automotive LLP
3.500% due 05/17/2017		684	678
HCA, Inc.
2.869% due 05/02/2016		1,975	1,845
Kabel Deutschland Holding AG
5.357% due 12/31/2016	EUR	200	261
Seaworld Parks and Entertainment, Inc.
4.000% due 08/16/2017		$471	459
The Weather Channel LLC
4.250% due 02/11/2017		498	492
United Airlines, Inc.
3.000% due 02/01/2012		1,000	971
Vodafone Group PLC
6.875% due 08/17/2015		321	323

Total Bank Loan Obligations (Cost $6,165)			5,964

CORPORATE BONDS & NOTES 16.3%

BANKING & FINANCE 14.8%
Abbey National Treasury Services PLC
1.832% due 04/25/2014		200	191
ABN AMRO Bank NV
2.023% due 01/30/2014		4,400	4,195
Ally Financial, Inc.
2.526% due 12/01/2014		1,100	945
3.478% due 02/11/2014		1,800	1,655
3.751% due 06/20/2014		100	91
4.500% due 02/11/2014		600	550
6.750% due 12/01/2014		500	481
7.500% due 09/15/2020		1,000	909
8.300% due 02/12/2015		2,800	2,775
American International Group, Inc.
3.650% due 01/15/2014		1,800	1,757
5.850% due 01/16/2018		200	199
8.175% due 05/15/2068		1,100	975
ASIF Global Financing XIX
4.900% due 01/17/2013		300	304
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,300	1,306
Banco Santander Brasil S.A.
2.450% due 03/18/2014		6,600	6,388
4.250% due 01/14/2016		1,600	1,514
Bank of America Corp.
1.001% due 06/11/2012	GBP	1,700	2,576
1.673% due 01/30/2014		$1,500	1,360
Barclays Bank PLC
0.537% due 09/11/2017		900	792
6.050% due 12/04/2017		300	276
7.434% due 09/29/2049		100	82
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,300	1,212
BM&FBovespa S.A.
5.500% due 07/16/2020		3,000	2,981
BPCE S.A.
2.019% due 02/07/2014		9,000	8,523
Cie de Financement Foncier
2.125% due 04/22/2013		11,400	11,425
CIT Group, Inc.
5.250% due 04/01/2014		3,000	2,917
Citigroup, Inc.
1.696% due 01/13/2014		2,000	1,948

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Commonwealth Bank of Australia
0.630% due 09/17/2014		$3,500	$3,505
Credit Agricole Home Loan SFH
1.002% due 07/21/2014		2,800	2,734
Credit Agricole S.A.
1.702% due 01/21/2014		9,000	8,473
Danske Bank A/S
1.299% due 04/14/2014		7,500	7,124
FCE Bank PLC
7.125% due 01/15/2013	EUR	500	685
Ford Motor Credit Co. LLC
2.996% due 01/13/2012		$500	503
7.000% due 10/01/2013		1,900	2,000
7.500% due 08/01/2012		7,000	7,145
8.000% due 06/01/2014		500	531
GATX Financial Corp.
5.800% due 03/01/2016		300	322
HSBC Finance Corp.
0.499% due 01/15/2014		11,000	10,378
ICICI Bank Ltd.
4.750% due 11/25/2016		700	673
ING Bank NV
1.397% due 03/15/2013		6,800	6,757
1.570% due 10/18/2013		20,000	19,624
International Lease Finance Corp.
6.375% due 03/25/2013		3,800	3,714
6.500% due 09/01/2014		300	302
6.750% due 09/01/2016		300	302
7.125% due 09/01/2018		600	605
IPIC GMTN Ltd.
3.125% due 11/15/2015		5,000	5,075
JPMorgan Chase Bank N.A.
0.668% due 06/13/2016		800	735
LeasePlan Corp. NV
3.000% due 05/07/2012		400	406
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)		100	25
6.875% due 05/02/2018 (a)		900	224
7.500% due 05/11/2038 (a)		5,000	8
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		2,000	1,983
Morgan Stanley
1.853% due 01/24/2014		17,200	16,058
Nationwide Building Society
1.757% due 12/22/2016	EUR	3,200	4,096
Nordea Eiendomskreditt A/S
0.666% due 04/07/2014		$5,400	5,400
RCI Banque S.A.
2.116% due 04/11/2014		7,500	7,100
Royal Bank of Scotland Group PLC
3.000% due 12/09/2011		500	502
SLM Corp.
5.050% due 11/14/2014		500	483
6.250% due 01/25/2016		13,800	13,565
Societe Generale S.A.
1.296% due 04/11/2014		8,000	7,167
Stone Street Trust
5.902% due 12/15/2015		7,000	7,258
Turkiye Garanti Bankasi A/S
2.751% due 04/20/2016		900	819
Ventas Realty LP
3.125% due 11/30/2015		3,300	3,267
Vita Capital III Ltd.
1.366% due 01/01/2012		300	299

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wachovia Corp.
5.060% due 05/25/2012	AUD	9,900	$9,503
Wells Fargo Capital XIII
7.700% due 12/29/2049		$700	704
Westpac Banking Corp.
1.099% due 03/31/2014		16,200	16,264

			234,645

INDUSTRIALS 1.5%
American Airlines, Inc.
10.500% due 10/15/2012		4,600	4,663
Charter Communications Operating LLC
8.000% due 04/30/2012		2,100	2,142
CSC Holdings LLC
8.500% due 06/15/2015		2,600	2,750
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		300	297
7.343% due 04/11/2013		200	207
Georgia-Pacific LLC
7.125% due 01/15/2017		1,000	1,050
Lyondell Chemical Co.
11.000% due 05/01/2018		600	651
Petroleos de Venezuela S.A.
5.000% due 10/28/2015		700	425
Petroleos Mexicanos
5.500% due 01/21/2021		400	424
U.S. Airways Group, Inc.
7.125% due 04/22/2025		500	475
Volkswagen International Finance NV
0.824% due 10/01/2012		11,000	11,023

			24,107

UTILITIES 0.0%
AES Corp.
7.375% due 07/01/2021		300	285
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	2,000	23
1.850% due 07/28/2014		2,000	23

			331

Total Corporate Bonds & Notes (Cost $273,123)			259,083

MUNICIPAL BONDS & NOTES 0.2%

CALIFORNIA 0.2%
Long Beach, California Unified School District General Obligation Notes, Series 2011
5.914% due 08/01/2025		$2,500	2,844

ILLINOIS 0.0%
Chicago, Illinois Airport Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 01/01/2018		500	573

WEST VIRGINIA 0.0%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	73

Total Municipal Bonds & Notes (Cost $3,135)			3,490

See Accompanying Notes	Semiannual Report	September 30, 2011	47

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 1.2%
Fannie Mae
0.915% due 02/25/2041		$2,970	$2,979
1.452% due 09/01/2044 -10/01/2044		77	77
Freddie Mac
0.829% due 12/15/2037		3,580	3,606
2.108% due 07/01/2036		278	293
2.820% due 09/01/2036		267	280
3.416% due 10/01/2036		239	255
NCUA Guaranteed Notes
0.784% due 12/08/2020		1,586	1,596
2.650% due 10/29/2020		2,928	3,044
Tennessee Valley Authority
0.000% due 04/15/2042 (c)		6,850	7,205

Total U.S. Government Agencies (Cost $19,193)			19,335

U.S. TREASURY OBLIGATIONS 98.7%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2016 (h)		55,586	57,423
0.625% due 07/15/2021 (f)(h)(i)		96,278	100,603
1.125% due 01/15/2021		5,650	6,176
1.250% due 07/15/2020 (f)(h)(i)		260,273	287,805
1.375% due 07/15/2018		3,877	4,302
1.375% due 01/15/2020 (f)(h)(i)		48,272	53,804
1.625% due 01/15/2018		11,324	12,684
1.750% due 01/15/2028 (i)		38,807	45,032
1.875% due 07/15/2019		12,381	14,270
2.000% due 07/15/2014		240	258
2.000% due 01/15/2026 (f)(h)		111,447	132,657
2.125% due 01/15/2019		4,420	5,155
2.125% due 02/15/2040 (h)		42,964	54,799
2.125% due 02/15/2041 (h)		48,285	61,919
2.375% due 01/15/2017		7,058	8,119
2.375% due 01/15/2025 (f)(h)(i)		164,471	203,482
2.375% due 01/15/2027 (f)(i)		123,963	155,254
2.500% due 07/15/2016		3,916	4,499
2.500% due 01/15/2029		45,363	58,298
2.625% due 07/15/2017		16,897	19,917
3.375% due 01/15/2012 (f)		28,503	28,748
3.375% due 04/15/2032		22,658	33,484
3.625% due 04/15/2028 (h)(i)		79,211	114,108
3.875% due 04/15/2029 (h)		73,106	110,150

Total U.S. Treasury Obligations (Cost $1,553,383)			1,572,946

MORTGAGE-BACKED SECURITIES 4.6%
Arran Residential Mortgages Funding PLC
2.735% due 11/19/2047	EUR	7,078	9,474
2.985% due 11/19/2047		2,200	2,936
Banc of America Large Loan, Inc.
1.979% due 11/15/2015		$5,797	5,175

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.395% due 06/10/2049		$134	$131
5.492% due 02/10/2051		210	220
5.801% due 06/10/2049		134	136
BCAP LLC Trust
5.000% due 11/25/2036		3,000	3,080
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/2035		39	36
2.400% due 08/25/2035		67	62
2.710% due 03/25/2035		117	109
2.731% due 03/25/2035		36	34
3.066% due 01/25/2035		465	398
Chase Mortgage Finance Corp.
4.625% due 02/25/2034		1,251	1,275
5.374% due 12/25/2035		419	384
Citigroup Commercial Mortgage Trust
5.886% due 12/10/2049		91	98
Citigroup Mortgage Loan Trust, Inc.
2.370% due 08/25/2035		47	43
2.450% due 08/25/2035		78	65
2.660% due 12/25/2035		35	30
2.736% due 03/25/2034		377	333
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		100	108
Countrywide Alternative Loan Trust
0.405% due 05/25/2047		6,909	4,285
Countrywide Home Loan Mortgage Pass-Through Trust
0.575% due 06/25/2035		279	242
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		200	207
Eclipse Ltd.
1.003% due 01/25/2020	GBP	3,984	5,172
European Loan Conduit
1.685% due 05/15/2019	EUR	2,287	2,581
Extended Stay America Trust
2.950% due 11/05/2027		$2,954	2,916
Fosse Master Issuer PLC
1.650% due 10/18/2054		6,300	6,281
Granite Master Issuer PLC
0.270% due 12/20/2054		307	291
1.546% due 12/20/2054	EUR	1,350	1,713
GS Mortgage Securities Corp.
1.535% due 03/06/2020		$1,000	992
4.592% due 08/10/2043		1,100	1,149
GSR Mortgage Loan Trust
2.756% due 09/25/2035		282	262
2.795% due 01/25/2036		484	356
Holmes Master Issuer PLC
2.955% due 10/15/2054	EUR	5,000	6,701
Homebanc Mortgage Trust
0.505% due 10/25/2035		$436	284
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		210	225
JPMorgan Mortgage Trust
5.179% due 06/25/2035		2,323	2,226
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		210	223
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	104

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MLCC Mortgage Investors, Inc.
1.653% due 10/25/2035		$241	$209
Morgan Stanley Capital
6.080% due 06/11/2049		330	352
Permanent Master Issuer PLC
2.905% due 07/15/2042	EUR	800	1,069
RBSSP Resecuritization Trust
2.211% due 07/26/2045		$5,886	5,479
Residential Asset Securitization Trust
0.635% due 01/25/2046 (a)		689	292
Structured Adjustable Rate Mortgage Loan Trust
5.500% due 12/25/2034		1,201	1,079
5.568% due 03/25/2036		881	577
Thornburg Mortgage Securities Trust
6.153% due 09/25/2037		2,383	2,328
Wachovia Bank Commercial Mortgage Trust
5.418% due 01/15/2045		210	227
Wells Fargo Mortgage-Backed Securities Trust
2.731% due 03/25/2036		553	445
5.203% due 10/25/2035		304	279

Total Mortgage-Backed Securities (Cost $75,999)			72,673

ASSET-BACKED SECURITIES 4.5%
AMMC CDO
0.537% due 05/03/2018		496	479
ARES CLO Ltd.
0.521% due 04/20/2017		218	211
0.564% due 03/12/2018		426	413
Avery Point CLO Ltd.
0.830% due 12/17/2015		135	132
Babson CLO Ltd.
0.525% due 11/10/2019		967	893
0.606% due 11/15/2016		592	574
0.717% due 06/15/2016		232	226
Blackrock Senior Income Series Corp.
0.491% due 04/20/2019		498	457
Callidus Debt Partners Fund Ltd.
0.510% due 04/17/2020		2,489	2,395
Citibank Omni Master Trust
2.329% due 05/16/2016		3,100	3,127
2.979% due 08/15/2018		7,000	7,330
Countrywide Asset-Backed Certificates
0.415% due 07/25/2036		875	708
0.485% due 04/25/2036		261	222
Cumberland CLO Ltd.
0.525% due 11/10/2019		865	827
Denali Capitala CLO Ltd.
0.726% due 08/23/2016		134	132
Dryden Leveraged Loan CDO
0.895% due 12/22/2015		68	67
Duane Street CLO
0.519% due 11/08/2017		582	549
Galaxy CLO Ltd.
0.493% due 04/25/2019		493	458
Grayston CLO Ltd.
0.666% due 08/15/2016		84	82
Gulf Stream Compass CLO Ltd.
0.609% due 07/15/2016		198	194
Harvest CLO S.A.
2.228% due 03/29/2017	EUR	191	246
Hillmark Funding
0.548% due 05/21/2021		$5,900	5,471

48	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSI Asset Securitization Corp. Trust
0.505% due 02/25/2036		$500	$227
Hudson Straits CLO Ltd.
0.629% due 10/15/2016		181	177
Katonah Ltd.
0.671% due 09/20/2016		2,184	2,126
0.733% due 05/18/2015		154	149
0.905% due 02/20/2015		51	50
Magi Funding PLC
1.835% due 04/11/2021	EUR	1,208	1,498
Mountain View Funding CLO
0.509% due 04/15/2019		$496	469
MSIM Peconic Bay Ltd.
0.531% due 07/20/2019		500	472
Octagon Investment Partners Ltd.
0.619% due 11/28/2018		500	468
0.687% due 12/02/2016		280	266
Pacifica CDO Ltd.
0.636% due 02/15/2017		3,662	3,557
0.728% due 05/13/2016		247	239
Park Place Securities, Inc.
0.915% due 12/25/2034		1,781	1,692
Plymouth Rock CLO Ltd.
1.790% due 02/16/2019		2,366	2,346
Premium Loan Trust Ltd.
0.633% due 10/25/2014		93	92
Race Point CLO
0.836% due 05/15/2015		191	188
Saxon Asset Securities Trust
4.034% due 06/25/2033		321	293
SLC Student Loan Trust
4.750% due 06/15/2033		7,331	7,340
SLM Student Loan Trust
1.788% due 12/15/2023	EUR	6,230	7,999
1.798% due 09/15/2021		3,150	4,141
2.149% due 08/15/2016		$360	360
3.500% due 08/17/2043		5,416	5,383
6.229% due 07/15/2042		6,887	6,456
Wind River CLO Ltd.
0.680% due 12/19/2016		712	681
Wood Street CLO BV
1.988% due 03/29/2021	EUR	214	270

Total Asset-Backed Securities (Cost $73,490)			72,132

SOVEREIGN ISSUES 5.7%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	12,700	13,796
3.000% due 09/20/2025		26,300	30,909
4.000% due 08/20/2020		200	345

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Canada Government Bond
4.250% due 12/01/2021 (d)	CAD	2,456	$3,288
Export-Import Bank of Korea
1.393% due 03/13/2012		$2,500	2,500
Instituto de Credito Oficial
3.286% due 03/25/2014	EUR	8,800	11,400
4.500% due 03/07/2013	GBP	300	465
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (d)	EUR	17,910	19,579
New South Wales Treasury Corp.
2.750% due 11/20/2025 (d)	AUD	500	563
United Kingdom Gilt
1.875% due 11/22/2022 (d)	GBP	3,995	7,711

Total Sovereign Issues (Cost $92,473)			90,556

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		300	310

Total Convertible Preferred Securities (Cost $300)			310

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 25.1%

CERTIFICATES OF DEPOSIT 1.2%
Banco Bradesco S.A.
1.955% due 01/24/2013		$4,200	4,236
Itau Unibanco Holding S.A.
0.000% due 12/12/2011		4,900	4,888
0.000% due 03/02/2012		11,000	10,933

			20,057

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 10/03/2011		2,549	2,549

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 1.250% due 03/15/2014 valued at $2,602. Repurchase proceeds are $2,549.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 0.3%
Banco Santander Brazil S.A.
2.596% due 12/29/2011		$4,100	$4,088
Pacific Gas & Electric Co.
0.826% due 10/11/2011		200	200

			4,288

JAPAN TREASURY BILLS 1.5%
0.099% due 10/31/2011	JPY	1,890,000	24,502

U.S. TREASURY BILLS 0.2%
0.020% due 02/09/2012 - 03/29/2012 (b)(f)(g)		$2,690	2,690

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 21.7%
		34,601,447	346,464

Total Short-Term Instruments (Cost $400,301)			400,550

PURCHASED OPTIONS (k) 0.0%
(Cost $18)			4

Total Investments 156.7% (Cost $2,497,580)			$2,497,043

Written Options (l) (0.2%) (Premiums $1,726)			(3,773)

Other Assets and Liabilities (Net) (56.4%)			(899,554)

Net Assets 100.0%			$1,593,716

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Security becomes interest bearing at a future date.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $163,496 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	Securities with an aggregate market value of $1,390 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2011.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $324,474 at a weighted average interest rate of 0.143%. On September 30, 2011, securities valued at $456,092 were pledged as collateral for reverse repurchase agreements.

See Accompanying Notes	Semiannual Report	September 30, 2011	49

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

(i)	Securities with an aggregate market value of $3,407 and cash of $10 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2013	565	$932
90-Day Eurodollar June Futures	Long	06/2013	64	95
90-Day Eurodollar March Futures	Long	03/2013	164	199
90-Day Eurodollar September Futures	Long	09/2013	831	1,184
Euro-Bund 10-Year Bond December Futures	Long	12/2011	119	41
U.S. Treasury 10-Year Note December Futures	Long	12/2011	941	564

				$3,015

(j)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
GATX Financial Corp.	CBK	(1.070%	)	03/20/2016	2.377%	$	300	$16	$0	$16
International Lease Finance Corp.	GST	(5.000%	)	03/20/2013	7.062%		3,800	100	(174)	274

								$116	$(174)	$290

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.743%	$	500	$(13)	$(4)	$(9)
Brazil Government International Bond	DUB	1.000%	06/20/2020	2.275%		600	(57)	(20)	(37)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.743%		1,200	(32)	(14)	(18)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	1.188%		1,000	(8)	(7)	(1)
France Government Bond	BOA	0.250%	12/20/2015	1.713%		800	(47)	(19)	(28)
France Government Bond	BRC	0.250%	12/20/2015	1.713%		1,000	(58)	(19)	(39)
France Government Bond	CBK	0.250%	06/20/2015	1.645%		200	(10)	(5)	(5)
France Government Bond	CBK	0.250%	12/20/2015	1.713%		100	(6)	(3)	(3)
France Government Bond	CBK	0.250%	06/20/2016	1.792%		200	(14)	(9)	(5)
France Government Bond	CBK	0.250%	09/20/2016	1.825%		300	(22)	(17)	(5)
France Government Bond	DUB	0.250%	06/20/2015	1.645%		200	(10)	(7)	(3)
France Government Bond	MYC	0.250%	06/20/2016	1.792%		1,000	(68)	(44)	(24)
France Government Bond	RYL	0.250%	12/20/2015	1.713%		200	(12)	(4)	(8)
Japan Government International Bond	BOA	1.000%	12/20/2015	1.312%		200	(2)	5	(7)
Japan Government International Bond	DUB	1.000%	12/20/2015	1.312%		100	(1)	2	(3)
Japan Government International Bond	GST	1.000%	12/20/2015	1.312%		1,400	(17)	31	(48)
Japan Government International Bond	HUS	1.000%	06/20/2016	1.393%		12,800	(222)	(4)	(218)
Japan Government International Bond	JPM	1.000%	12/20/2015	1.312%		400	(5)	8	(13)
Japan Government International Bond	RYL	1.000%	12/20/2015	1.312%		400	(5)	9	(14)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.136%		200	0	(2)	2
Qatar Government International Bond	MYC	1.000%	06/20/2016	1.165%		1,000	(7)	(7)	0
Spain Government International Bond	GST	1.000%	03/20/2016	3.790%		300	(32)	(17)	(15)
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	21.757%	JPY	3,900	(10)	(9)	(1)
United Kingdom Gilt	BPS	1.000%	06/20/2016	0.883%	$	500	3	11	(8)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.757%		1,000	9	12	(3)
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.814%		800	6	18	(12)
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.814%		600	5	14	(9)

							$(635)	$(101)	$(534)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	$	4,300	$263	$578	$(315)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		500	31	75	(44)
CDX.EM-14 5-Year Index	RYL	5.000%	12/20/2015		600	36	82	(46)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015		700	43	99	(56)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016		2,800	172	378	(206)

						$545	$1,212	$(667)

50	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MYC	BRL	1,700	$(32)	$(24)	$(8)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BRC		1,900	(11)	(17)	6
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HUS		4,500	49	17	32
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		2,000	(2)	0	(2)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MYC		1,100	0	(1)	1
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HUS		5,500	54	15	39
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MYC		2,000	33	16	17
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MYC		15,000	80	(13)	93
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GLM		9,000	159	80	79
Pay	1-Year BRL-CDI	14.765%	01/02/2012	BOA		1,300	76	2	74
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HUS		1,900	112	13	99
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		5,300	83	(25)	108
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		1,300	21	1	20
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		2,400	38	3	35
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		1,500	28	(5)	33
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BRC		1,700	37	7	30

							$725	$69	$656

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (6)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DWRTFT Index	56,562	1-Month USD-LIBOR less a specified spread	$	297,276	10/31/2011	BOA	$(33,326)
Receive	DWRTFT Index	5,066	1-Month USD-LIBOR less a specified spread		26,627	11/30/2011	BOA	(2,986)
Receive	DWRTFT Index	51,040	1-Month USD-LIBOR less a specified spread		268,257	02/29/2012	BOA	(30,093)
Receive	DWRTFT Index	41,026	1-Month USD-LIBOR less a specified spread		215,624	04/30/2012	BOA	(24,176)
Pay	DWRTFT Index	146	1-Month USD-LIBOR less a specified spread		765	01/31/2012	FCT	20
Receive	DWRTFT Index	123,386	1-Month USD-LIBOR less a specified spread		648,493	01/31/2012	FCT	(69,418)
Receive (7)	DWRTFT Index	55,232	0.222%		290,286	08/31/2012	FCT	(32,566)
Receive	DWRTFT Index	10,000	1-Month USD-LIBOR less a specified spread		52,558	02/29/2012	RYL	(5,896)

								$ (198,441)

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(7)

At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

(k)	Purchased options outstanding on September 30, 2011:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$	7,400	$18	$4

See Accompanying Notes	Semiannual Report	September 30, 2011	51

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

(l)	Written options outstanding on September 30, 2011:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$	7,400	$42	$(9)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,700	12	(1)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		33,500	269	(23)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		8,000	81	(4)
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		5,700	65	(2)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		4,000	45	(1)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		5,900	54	(3)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		6,700	74	(3)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.800%	10/11/2011		28,100	133	(743)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		10,800	58	(891)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011		1,900	21	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011		8,900	45	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		300	2	0
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.000%	11/14/2011		21,200	176	(1,702)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.750%	11/14/2011		21,200	294	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		400	3	0

								$1,374	$(3,382)

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC AUD versus USD	MSX	$	0.990	10/11/2011	AUD	6,700	$65	$(177)

Straddle Options
Description	Counterparty	Exercise Level (8)	Expiration Date	Notional Amount		Premium (8)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GST	0.000%	10/11/2011	$	4,300	$23	$(16)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		2,900	15	(11)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	10/11/2011		6,300	70	(64)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	11/14/2011		7,300	79	(76)

						$187	$(167)

(8)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation-Floor Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,300	$11	$(4)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	4,300	38	(15)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	900	12	(4)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	4,000	39	(24)

						$100	$(47)

Transactions in written call and put options for the period ended September 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Premium
Balance at 03/31/2011	358	$148,800	AUD	0	$1,313
Sales	398	371,900		13,400	1,661
Closing Buys	(656)	(253,100)		0	(805)
Expirations	(29)	(59,000)		(6,700)	(342)
Exercised	(71)	(11,600)		0	(101)

Balance at 09/30/2011	0	$197,000	AUD	6,700	$1,726

52	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

(m)	Short sales outstanding on September 30, 2011:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Market Value (9)
Italy Buoni Poliennali Del Tesoro	2.350%	09/15/2019	EUR	0	$0	$0
U.S. Treasury Inflation Protected Securities	0.125%	04/15/2016		$37,217	38,805	(38,449)

					$38,805	$(38,449)

(9)	Market value includes $2 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	4,689	11/2011	CBK	$55	$0	$55
Sell		59,659	11/2011	DUB	676	0	676
Buy	BRL	1,100	11/2011	BRC	0	(85)	(85)
Sell		321	11/2011	CBK	29	0	29
Sell		797	11/2011	DUB	69	0	69
Buy		80	11/2011	HUS	0	(8)	(8)
Buy		80	11/2011	MSC	0	(8)	(8)
Buy	CAD	3,304	10/2011	DUB	0	(179)	(179)
Buy	CNY	5,984	02/2012	DUB	11	0	11
Buy		29,454	06/2012	BRC	0	(8)	(8)
Sell	EUR	78,135	10/2011	BRC	5,095	0	5,095
Buy		8,964	10/2011	CBK	0	(750)	(750)
Sell		2,430	10/2011	CBK	174	0	174
Sell		1,669	10/2011	DUB	117	0	117
Buy		731	10/2011	FBL	0	(53)	(53)
Sell		2,353	10/2011	FBL	133	0	133
Buy		1,058	10/2011	JPM	0	(35)	(35)
Sell		7,641	10/2011	MSC	412	0	412
Buy		2,591	10/2011	RBC	0	(201)	(201)
Sell		560	10/2011	RBC	53	0	53
Buy		1,080	10/2011	RYL	0	(116)	(116)
Sell	GBP	6,760	12/2011	CBK	263	0	263
Sell		1,925	12/2011	GST	77	0	77
Sell		990	12/2011	JPM	17	0	17
Sell		708	12/2011	RBC	16	0	16
Buy	IDR	13,035,200	10/2011	CBK	3	(3)	0
Buy		5,827,500	10/2011	GST	1	0	1
Buy		11,579,100	01/2012	CBK	0	(58)	(58)
Buy	INR	91,838	11/2011	BRC	0	(151)	(151)
Sell		112,832	11/2011	BRC	158	0	158
Buy		647,679	07/2012	UAG	0	(1,248)	(1,248)
Sell	JPY	315,621	10/2011	CBK	0	(165)	(165)
Sell		1,890,000	10/2011	JPM	0	(220)	(220)
Buy	KRW	17,173,110	11/2011	JPM	0	(1,732)	(1,732)
Sell		1,251,600	11/2011	MSC	2	0	2
Buy	MXN	59	11/2011	DUB	0	(1)	(1)
Buy		96,775	11/2011	MSC	0	(1,158)	(1,158)
Buy	MYR	1,360	11/2011	CBK	0	(34)	(34)
Buy		8,099	04/2012	UAG	0	(169)	(169)
Buy	PHP	46,532	11/2011	BRC	10	0	10
Buy		14,800	11/2011	CBK	3	0	3
Buy		85,743	03/2012	CBK	0	(34)	(34)
Buy	SGD	9,017	12/2011	CBK	0	(421)	(421)
Buy		1,200	12/2011	RYL	0	(75)	(75)
Buy		1,200	12/2011	UAG	0	(73)	(73)

					$7,374	$(6,985)	$389

See Accompanying Notes	Semiannual Report	September 30, 2011	53

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Bank Loan Obligations	$0	$5,964	$0	$5,964
Corporate Bonds & Notes
Banking & Finance	0	234,346	299	234,645
Industrials	0	23,632	475	24,107
Utilities	0	331	0	331
Municipal Bonds & Notes
California	0	2,844	0	2,844
Illinois	0	573	0	573
West Virginia	0	73	0	73
U.S. Government Agencies	0	17,739	1,596	19,335
U.S. Treasury Obligations	0	1,572,946	0	1,572,946
Mortgage-Backed Securities	0	72,673	0	72,673
Asset-Backed Securities	0	68,239	3,893	72,132
Sovereign Issues	0	90,556	0	90,556
Convertible Preferred Securities
Banking & Finance	310	0	0	310
Short-Term Instruments
Certificates of Deposit	0	20,057	0	20,057
Repurchase Agreements	0	2,549	0	2,549
Short-Term Notes	0	4,288	0	4,288
Japan Treasury Bills	0	24,502	0	24,502
U.S. Treasury Bills	0	2,690	0	2,690
PIMCO Short-Term Floating NAV Portfolio	346,464	0	0	346,464

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Purchased Options
Interest Rate Contracts	$0	$4	$0	$4
	$346,774	$2,144,006	$6,263	$2,497,043

Short Sales, at value	$0	$(38,449)	$0	$(38,449)

Financial Derivative Instruments (7) - Assets
Equity Contracts	0	20	0	20
Credit Contracts	0	293	0	293
Foreign Exchange Contracts	0	7,374	0	7,374
Interest Rate Contracts	3,015	665	0	3,680
	$3,015	$8,352	$0	$11,367

Financial Derivative Instruments (7) - Liabilities
Equity Contracts	0	(198,461)	0	(198,461)
Credit Contracts	0	(1,203)	0	(1,203)
Foreign Exchange Contracts	0	(7,163)	0	(7,163)
Interest Rate Contracts	0	(3,392)	(213)	(3,605)
	$0	$(210,219)	$(213)	$(210,432)

Totals	$349,789	$1,903,690	$6,050	$2,259,529

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$5,697	$0	$0	$0	$0	$2	$0	$(5,400)	$299	$2
Industrials	1,030	1,523	(2,023)	(30)	0	(25)	0	0	475	(25)
U.S. Government Agencies	1,660	0	(66)	0	0	2	0	0	1,596	2
Asset-Backed Securities	21,136	1,621	(3,328)	55	68	(140)	0	(15,519)	3,893	(78)
Sovereign Issues	12,440	0	(12,465)	0	0	25	0	0	0	0

	$41,963	$3,144	$(17,882)	$25	$68	$(136)	$0	$(20,919)	$6,263	$(99)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(369)	$0	$0	$0	$0	$156	$0	$0	$(213)	$156

Totals	$41,594	$3,144	$(17,882)	$25	$68	$20	$0	$(20,919)	$6,050	$57

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

54	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$4	$4
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	172	172
Unrealized appreciation on foreign currency contracts	0	0	0	7,374	0	7,374
Unrealized appreciation on OTC swap agreements	0	292	20	0	666	978

	$0	$292	$20	$7,374	$842	$8,528

Liabilities:
Written options outstanding	$0	$0	$0	$177	$3,596	$3,773
Unrealized depreciation on foreign currency contracts	0	0	0	6,985	0	6,985
Unrealized depreciation on OTC swap agreements	0	1,203	198,461	0	10	199,674

	$0	$1,203	$198,461	$7,162	$3,606	$210,432

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$0	$0	$0	$513	$513
Net realized gain (loss) on futures contracts, written options and swaps	0	99	4,678	67	(2,452)	2,392
Net realized gain on foreign currency transactions	0	0	0	919	0	919

	$0	$99	$4,678	$986	$(1,939)	$3,824

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(50)	$(50)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	(1,136)	(177,226)	(113)	1,688	(176,787)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	480	0	480

	$0	$(1,136)	$(177,226)	$367	$1,638	$(176,357)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $3,015 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2011	55

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

September 30, 2011 (Unaudited)

(q)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (1)
BOA	$(90,559)	$72,947	$(17,612)
BPS	86	0	86
BRC	5,145	(3,570)	1,575
CBK	(746)	480	(266)
DUB	646	(3,010)	(2,364)
FBF	(738)	784	46
FBL	80	0	80
FCT	(101,964)	78,256	(23,708)
GLM	175	(270)	(95)
GST	113	0	113
HUS	23	(180)	(157)
JPM	(2,022)	2,046	(24)
MSC	(752)	374	(378)
MSX	(177)	(60)	(237)
MYC	(1,033)	609	(424)
RBC	(132)	0	(132)
RYL	(7,796)	6,430	(1,366)
UAG	(1,419)	1,300	(119)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

56	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Schedule of Investments PIMCO CommoditiesPLUSTM Short Strategy Fund

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 18.0%

BANKING & FINANCE 18.0%
Barclays Bank PLC
0.531% due 03/23/2017	$100	$90
Citigroup, Inc.
5.500% due 04/11/2013	100	103
Dexia Credit Local
0.731% due 03/05/2013	150	150
FIH Erhvervsbank A/S
0.542% due 08/17/2012	150	151
HSBC Bank PLC
1.625% due 07/07/2014	200	201
ING Bank NV
1.737% due 06/09/2014	200	197
JPMorgan Chase & Co.
1.053% due 01/24/2014	100	99
NIBC Bank NV
0.707% due 12/02/2014	150	150
SLM Corp.
5.309% due 12/15/2014	84	77
5.359% due 06/15/2015	22	20
Stadshypotek AB
0.919% due 09/30/2013	100	100
Stone Street Trust
5.902% due 12/15/2015	100	104
Wachovia Bank N.A.
0.637% due 11/03/2014	100	94

Total Corporate Bonds & Notes (Cost $1,544)		1,536

U.S. GOVERNMENT AGENCIES 4.8%
Fannie Mae
6.318% due 06/15/2027	100	104

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
0.829% due 12/15/2037		$102	$103
NCUA Guaranteed Notes
0.784% due 12/08/2020		93	94
Tennessee Valley Authority
0.000% due 04/15/2042 (b)		100	105

Total U.S. Government Agencies (Cost $405)			406

MORTGAGE-BACKED SECURITIES 8.9%
Bear Stearns Adjustable Rate Mortgage Trust
2.968% due 01/25/2035		326	272
DBUBS Mortgage Trust
3.386% due 07/10/2044		100	101
Gosforth Funding PLC
2.283% due 04/24/2047	GBP	100	156
Mellon Residential Funding Corp.
0.969% due 09/15/2030		$199	158
Wells Fargo Mortgage-Backed Securities Trust
5.000% due 06/25/2033		72	68

Total Mortgage-Backed Securities (Cost $804)			755

ASSET-BACKED SECURITIES 1.3%
Driver One GmbH
2.047% due 02/21/2017	EUR	84	112

Total Asset-Backed Securities (Cost $120)			112

SHORT-TERM INSTRUMENTS 69.4%

CERTIFICATES OF DEPOSIT 2.4%
Abbey National Treasury Services PLC
1.687% due 06/10/2013		$200	203

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 15.3%
BNP Paribas Securities Corp.
0.030% due 10/03/2011	$900	$900
(Dated 09/30/2011. Collateralized by U.S. Treasury Bonds 6.125% due 08/15/2029 valued at $925. Repurchase proceeds are $900.)
State Street Bank and Trust Co.
0.010% due 10/03/2011	407	407
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $421. Repurchase proceeds are $407.)

		1,307

U.S. TREASURY BILLS 28.2%
0.036% due 03/15/2012 - 03/29/2012 (a)	2,410	2,410

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 23.5%
	200,157	2,004

Total Short-Term Instruments (Cost $5,921)		5,924

PURCHASED OPTIONS (f) 0.0%
(Cost $7)		3

Total Investments 102.4% (Cost $8,801)		$8,736

Written Options (g) (0.1%) (Premiums $13)		(5)

Other Assets and Liabilities (Net) (2.3%)		(199)

Net Assets 100.0%		$8,532

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Security becomes interest bearing at a future date.
(c)	Affiliated to the Fund.
(d)	Cash of $12 has been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2013	1	$2
90-Day Eurodollar September Futures	Long	09/2013	3	6

				$8

(e)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
France Government Bond	BOA	0.250%	12/20/2015	1.713%	$	100	$(6)	$(3)	$(3)
France Government Bond	BRC	0.250%	12/20/2015	1.713%		100	(6)	(2)	(4)
Goldman Sachs Group, Inc.	DUB	1.000%	09/20/2012	3.097%		100	(2)	(1)	(1)
Morgan Stanley	CBK	1.000%	06/20/2013	5.341%		100	(7)	(6)	(1)

							$(21)	$(12)	$(9)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-16 5-Year Index	GST	1.000%	06/20/2016	$	100	$(2)	$0	$(2)

See Accompanying Notes	Semiannual Report	September 30, 2011	57

Consolidated Schedule of Investments PIMCO CommoditiesPLUSTM Short Strategy Fund (Cont.)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation
Pay	DJUBSTR Index	19,587	3-Month U.S. Treasury Bill rate plus a specified spread	$	5,640	10/27/2011	GLM	$120
Pay	DJUBSTR Index	8,717	3-Month U.S. Treasury Bill rate plus a specified spread		2,510	10/27/2011	MYC	53

								$173

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

Variance Swaps

Pay/ Receive Variance (6)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$0.046	11/02/2011	JPM	$	10	$(1)	$0	$(1)
Pay	London Gold Market Fixing Ltd. PM	0.034	12/05/2011	MYC		100	(5)	0	(5)
Pay	London Gold Market Fixing Ltd. PM	0.038	01/13/2012	JPM		20	(1)	0	(1)
Pay	London Gold Market Fixing Ltd. PM	0.039	01/18/2012	DUB		20	(1)	0	(1)
Pay	NYMEX WTI Crude November Futures	0.194	10/17/2011	DUB		10	(2)	0	(2)
Pay	NYMEX WTI Crude November Futures	0.196	10/17/2011	DUB		10	0	0	0
Pay	NYMEX WTI Crude November Futures	0.235	10/17/2011	DUB		10	0	0	0

							$(10)	$0	$(10)

(6)

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(f)	Purchased options outstanding on September 30, 2011:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC WTI Crude December Futures	DUB	$130.000	11/15/2013	1	$7	$3

(g)	Written options outstanding on September 30, 2011:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	DUB	$140.000	11/11/2013	1	$7	$(4)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013	$	500	$3	$(1)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		400	3	0

								$6	$(1)

58	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Transactions in written call and put options for the period ended September 30, 2011:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2011	4	$400	$5
Sales	5	900	14
Closing Buys	(6)	(400)	(5)
Expirations	0	0	0
Exercised	(2)	0	(1)

Balance at 09/30/2011	1	$900	$13

(h)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	47	10/2011	FBL	$2	$0	$2
Sell		47	10/2011	MSC	3	0	3
Sell	GBP	54	12/2011	JPM	2	0	2
Sell		47	12/2011	UAG	2	0	2

					$9	$0	$9

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$1,536	$0	$1,536
U.S. Government Agencies	0	312	94	406
Mortgage-Backed Securities	0	755	0	755
Asset-Backed Securities	0	112	0	112
Short-Term Instruments
Certificates of Deposit	0	203	0	203
Repurchase Agreements	0	1,307	0	1,307
U.S. Treasury Bills	0	2,410	0	2,410
PIMCO Short-Term Floating NAV Portfolio	2,004	0	0	2,004
Purchased Options
Commodity Contracts	0	3	0	3
	$2,004	$6,638	$94	$8,736

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Financial Derivative Instruments (7) - Assets
Commodity Contracts	$0	$173	$0	$173
Foreign Exchange Contracts	0	9	0	9
Interest Rate Contracts	8	0	0	8
	$8	$182	$0	$190

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	0	(14)	0	(14)
Credit Contracts	0	(11)	0	(11)
Interest Rate Contracts	0	(1)	0	(1)
	$0	$(26)	$0	$(26)

Totals	$2,012	$6,794	$94	$8,900

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (8)
Investments, at value
U.S. Government Agencies	$98	$0	$(4)	$0	$0	$0	$0	$0	$94	$0

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	Semiannual Report	September 30, 2011	59

Consolidated Schedule of Investments PIMCO CommoditiesPLUSTM Short Strategy Fund (Cont.)

September 30, 2011 (Unaudited)

(j)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$3	$0	$0	$0	$0	$3
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	0	0
Unrealized appreciation on foreign currency contracts	0	0	0	9	0	9
Unrealized appreciation on OTC swap agreements	173	0	0	0	0	173

	$176	$0	$0	$9	$0	$185

Liabilities:
Written options outstanding	$4	$0	$0	$0	$1	$5
Unrealized depreciation on OTC swap agreements	10	11	0	0	0	21

	$14	$11	$0	$0	$1	$26

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$0	$0	$0	$1	$1
Net realized gain (loss) on futures contracts, written options and swaps	834	1	0	0	(15)	820
Net realized gain on foreign currency transactions	0	0	0	9	0	9

	$834	$1	$0	$9	$(14)	$830

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(4)	$0	$0	$0	$0	$(4)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	275	(11)	0	0	15	279
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	9	0	9

	$271	$(11)	$0	$9	$15	$284

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $8 as reported in the Notes to Schedule of Investments.

(k)	ISDA Master Agreements Collateral

The following is a summary of the market value of derivative instruments and collateral governed by ISDA Master Agreements as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)	Total Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (1)
	PIMCO CommoditiesPLUSTM Short Strategy Fund			PIMCO Cayman Commodity Fund IV Ltd. (Subsidiary)
BOA	$(6)	$0	$(6)	$0	$0	$0
BRC	(6)	0	(6)	0	0	0
CBK	(7)	0	(7)	0	0	0
DUB	(3)	0	(3)	(4)	0	(4)
FBL	2	0	2	0	0	0
GLM	0	0	0	120	(140)	(20)
GST	(2)	0	(2)	0	0	0
JPM	2	0	2	(2)	0	(2)
MSC	3	0	3	0	0	0
MYC	0	0	0	48	(395)	(347)
UAG	2	0	2	0	0	0

(1)

Net exposure represents the net receivable/(payable) that would be due from/to counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The fund and subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 6 Principal Risks in the Notes to Financial Statements for more information regarding Credit and Counterparties Risk.

60	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Schedule of Investments PIMCO CommoditiesPLUSTM Strategy Fund

September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%
Fresenius Medical Care Holdings, Inc.
1.744% due 03/31/2013		$995	$984
NRG Energy, Inc.
4.000% due 07/01/2018		3,000	2,934

Total Bank Loan Obligations (Cost $3,987)			3,918

CORPORATE BONDS & NOTES 21.8%

BANKING & FINANCE 20.0%
American Express Bank FSB
5.500% due 04/16/2013		500	528
American Express Co.
7.250% due 05/20/2014		3,300	3,744
American International Group, Inc.
3.650% due 01/15/2014		1,000	976
3.750% due 11/30/2013		9,500	9,515
ANZ National International Ltd.
6.200% due 07/19/2013		3,000	3,205
Banco do Brasil S.A.
2.947% due 07/02/2014		4,000	4,025
4.500% due 01/22/2015		900	928
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		2,000	2,010
Banco Santander Brasil S.A.
2.450% due 03/18/2014		9,900	9,583
BBVA Bancomer S.A.
4.500% due 03/10/2016		11,700	10,998
BNP Paribas S.A.
0.537% due 12/09/2016		3,200	3,037
Cie de Financement Foncier
1.625% due 07/23/2012		7,800	7,819
2.125% due 04/22/2013		9,600	9,621
Citigroup, Inc.
0.607% due 06/09/2016		2,000	1,667
1.696% due 01/13/2014		6,000	5,844
6.000% due 12/13/2013		2,760	2,901
6.500% due 08/19/2013		2,000	2,106
7.375% due 06/16/2014	EUR	1,100	1,561
Commonwealth Bank of Australia
1.080% due 03/17/2014		$6,900	6,864
2.900% due 09/17/2014		1,000	1,056
Countrywide Financial Corp.
5.800% due 06/07/2012		1,000	1,003
Credit Agricole S.A.
1.702% due 01/21/2014		10,800	10,168
Credit Suisse USA, Inc.
5.125% due 01/15/2014		3,100	3,251
DanFin Funding Ltd.
0.950% due 07/16/2013		7,000	7,001
Dexia Credit Local
0.731% due 03/05/2013		4,000	3,991
Dexia Credit Local S.A.
2.750% due 04/29/2014		1,000	986
FIH Erhvervsbank A/S
0.542% due 08/17/2012		3,800	3,813
1.750% due 12/06/2012		11,660	11,817
2.000% due 06/12/2013		5,410	5,536
Goldman Sachs Group, Inc.
1.269% due 02/07/2014		5,000	4,794
1.886% due 05/18/2015	EUR	4,000	4,737
4.750% due 07/15/2013		$5,000	5,148
HSBC Bank PLC
1.625% due 07/07/2014		13,800	13,877
HSBC Finance Corp.
0.499% due 01/15/2014		18,000	16,982

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ING Bank NV
1.737% due 06/09/2014		$6,400	$6,296
3.900% due 03/19/2014		1,700	1,824
International Lease Finance Corp.
6.500% due 09/01/2014		4,000	4,020
JPMorgan Chase & Co.
1.053% due 01/24/2014		500	495
LeasePlan Corp. NV
3.000% due 05/07/2012		8,700	8,821
Lloyds TSB Bank PLC
2.603% due 01/24/2014		5,700	5,552
Macquarie Bank Ltd.
2.600% due 01/20/2012		15,300	15,395
3.300% due 07/17/2014		1,900	2,031
Merrill Lynch & Co., Inc.
2.054% due 07/22/2014	EUR	10,000	11,627
5.450% due 02/05/2013		$3,000	2,974
6.050% due 08/15/2012		4,600	4,643
Morgan Stanley
1.853% due 01/24/2014		15,800	14,751
1.870% due 03/01/2013	EUR	2,300	2,916
2.786% due 05/14/2013		$2,200	2,128
Nationwide Building Society
2.500% due 08/17/2012		1,300	1,321
5.500% due 07/18/2012		10,000	10,328
New York Life Global Funding
1.655% due 12/20/2013	EUR	800	1,052
NIBC Bank NV
0.707% due 12/02/2014		$7,050	7,062
Nordea Eiendomskreditt A/S
2.125% due 09/22/2016		10,000	10,009
Pacific Life Global Funding
5.150% due 04/15/2013		500	523
Regions Financial Corp.
0.528% due 06/26/2012		5,400	5,298
Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		16,000	16,206
5.250% due 05/15/2013	EUR	1,500	2,011
Royal Bank of Scotland NV
1.037% due 03/09/2015		$2,000	1,440
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
9.000% due 06/11/2014		400	427
Santander U.S. Debt S.A. Unipersonal
1.169% due 03/30/2012		3,100	3,078
SLM Corp.
0.483% due 10/25/2011		650	647
1.785% due 11/15/2011	EUR	950	1,274
5.050% due 11/14/2014		$9,700	9,370
6.250% due 01/25/2016		2,000	1,966
Stadshypotek AB
0.919% due 09/30/2013		4,400	4,397
State Bank of India
4.500% due 07/27/2015		2,000	2,004
Swedbank AB
2.800% due 02/10/2012		11,000	11,091
U.S. Bank N.A.
4.375% due 02/28/2017	EUR	2,000	2,505
Wachovia Bank N.A.
0.637% due 11/03/2014		$2,600	2,448
Waha Aerospace BV
3.925% due 07/28/2020		1,800	1,854
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		34,127	36,678

			397,554

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 0.9%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015	$500	$522
Anglo American Capital PLC
9.375% due 04/08/2014	1,165	1,355
Boston Scientific Corp.
5.450% due 06/15/2014	2,620	2,822
Delta Air Lines Pass-Through Trust
6.200% due 07/02/2018	472	486
Dow Chemical Co.
7.600% due 05/15/2014	2,000	2,274
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015	300	318
GTL Trade Finance, Inc.
7.250% due 10/20/2017	500	528
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	600	626
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	400	410
JC Penney Corp., Inc.
9.000% due 08/01/2012	1,500	1,582
Noble Group Ltd.
4.875% due 08/05/2015	1,500	1,395
Petroleos Mexicanos
4.875% due 03/15/2015	400	423
Rohm and Haas Co.
5.600% due 03/15/2013	1,030	1,088
Teva Pharmaceutical Finance III LLC
0.750% due 12/19/2011	1,000	1,000
Time Warner Cable, Inc.
5.400% due 07/02/2012	2,800	2,891
UnitedHealth Group, Inc.
4.875% due 04/01/2013	1,000	1,053

		18,773

UTILITIES 0.9%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	200	201
BP Capital Markets PLC
2.750% due 02/27/2012	400	404
3.625% due 05/08/2014	1,900	1,996
5.250% due 11/07/2013	5,800	6,249
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015	200	227
Columbus Southern Power Co.
0.749% due 03/16/2012	500	501
Crown Castle Towers LLC
4.174% due 08/15/2037	1,000	1,034
Duke Energy Carolinas LLC
5.625% due 11/30/2012	500	525
6.250% due 01/15/2012	540	548
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	400	447
Ipalco Enterprises, Inc.
5.000% due 05/01/2018	1,800	1,652
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	2,100	2,277
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	500	546
TNK-BP Finance S.A.
6.250% due 02/02/2015	400	407
7.500% due 03/13/2013	500	516

		17,530

Total Corporate Bonds & Notes (Cost $439,610)		433,857

See Accompanying Notes	Semiannual Report	September 30, 2011	61

Consolidated Schedule of Investments PIMCO CommoditiesPLUSTM Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 4.1%
Fannie Mae
0.225% due 07/26/2012 (e)(g)	$42,000	$42,022
0.915% due 02/25/2041	3,844	3,855
Freddie Mac
0.829% due 12/15/2037	10,228	10,304
NCUA Guaranteed Notes
0.784% due 12/08/2020	1,959	1,971
Overseas Private Investment Corp.
0.000% due 07/12/2016 - 06/10/2018	900	1,188
Small Business Administration
4.504% due 02/10/2014	55	57
4.840% due 05/01/2025	817	893
5.160% due 02/01/2028	282	310
5.310% due 05/01/2027	851	943
5.490% due 03/01/2028	270	301
5.510% due 11/01/2027	277	308
5.820% due 06/01/2026	907	1,017
6.020% due 08/01/2028	139	158
6.770% due 11/01/2028	843	964
8.500% due 01/01/2015	148	157
Tennessee Valley Authority
0.000% due 04/15/2042 (b)	15,400	16,198

Total U.S. Government Agencies (Cost $80,410)		80,646

U.S. TREASURY OBLIGATIONS 7.9%
U.S. Treasury Inflation Protected Securities (c)
1.125% due 01/15/2021 (e)	4,854	5,307
1.375% due 01/15/2020 (e)	1,254	1,397
U.S. Treasury Notes
0.125% due 09/30/2013 (g)	133,300	132,998
0.500% due 11/30/2012 (g)	10,400	10,440
4.875% due 02/15/2012	5,900	6,005

Total U.S. Treasury Obligations (Cost $155,724)		156,147

MORTGAGE-BACKED SECURITIES 8.5%
Adjustable Rate Mortgage Trust
4.821% due 07/25/2035	1,688	1,381
Arkle Master Issuer PLC
0.382% due 02/17/2052	1,000	999
Banc of America Funding Corp.
5.487% due 05/20/2036	2,700	2,049
Banc of America Large Loan, Inc.
0.739% due 08/15/2029	2,055	1,907
Banc of America Re-REMIC Trust
1.765% due 02/17/2040	873	866
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.395% due 06/10/2049	202	196
5.801% due 06/10/2049	202	204
Bear Stearns Adjustable Rate Mortgage Trust
2.473% due 04/25/2034	1,602	1,387
2.968% due 01/25/2035	1,631	1,359
Bear Stearns Structured Products, Inc.
2.572% due 01/26/2036	302	181
Chase Mortgage Finance Corp.
2.821% due 02/25/2037	965	815
4.625% due 02/25/2034	894	911
5.500% due 12/25/2022	1,972	1,962
Citigroup Mortgage Loan Trust, Inc.
2.500% due 12/25/2035	4,607	3,979
4.900% due 12/25/2035	1,311	1,165
5.323% due 08/25/2035	4,015	3,757

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Commercial Mortgage Pass-Through Certificates
0.319% due 06/15/2022		$561	$538
0.329% due 12/15/2020		732	712
Countrywide Home Loan Mortgage Pass-Through Trust
2.862% due 11/20/2034		2,075	1,724
Credit Suisse First Boston Mortgage Securities Corp.
2.451% due 04/25/2034		231	208
Credit Suisse Mortgage Capital Certificates
0.299% due 02/15/2022		5,370	5,157
0.399% due 10/15/2021		5,897	5,459
5.903% due 06/15/2039		862	873
DECO Series
1.033% due 10/27/2014	GBP	3,500	5,176
Deutsche Mortgage Securities, Inc.
5.242% due 06/26/2035		$5,000	4,617
European Loan Conduit
1.685% due 05/15/2019	EUR	1,805	2,038
First Horizon Alternative Mortgage Securities
2.260% due 04/25/2035		$1,657	1,290
Fosse Master Issuer PLC
1.650% due 10/18/2054		7,000	6,979
Granite Master Issuer PLC
0.490% due 12/20/2054		7,643	7,250
Greenwich Capital Commercial Funding Corp.
5.597% due 12/10/2049		2,000	2,059
GS Mortgage Securities Corp.
1.535% due 03/06/2020		8,000	7,938
2.146% due 03/06/2020		2,700	2,614
3.849% due 12/10/2043		5,597	5,761
GSR Mortgage Loan Trust
2.738% due 11/25/2035		2,230	1,971
2.756% due 09/25/2035		9,300	8,633
Harborview Mortgage Loan Trust
0.540% due 11/19/2035		2,387	1,479
0.570% due 06/20/2035		1,639	1,260
Holmes Master Issuer PLC
1.599% due 10/15/2054		5,000	4,975
Indymac INDA Mortgage Loan Trust
5.178% due 11/25/2035		1,911	1,637
JPMorgan Mortgage Trust
5.333% due 07/25/2035		1,750	1,681
MASTR Adjustable Rate Mortgages Trust
2.721% due 11/21/2034		1,500	1,409
Mellon Residential Funding Corp.
0.969% due 09/15/2030		662	527
Merrill Lynch Floating Trust
0.764% due 07/09/2021		4,899	4,720
Merrill Lynch Mortgage Investors, Inc.
2.618% due 06/25/2035		2,076	1,720
MLCC Mortgage Investors, Inc.
1.653% due 10/25/2035		241	209
2.098% due 12/25/2034		246	233
2.420% due 10/25/2035		274	229
5.580% due 05/25/2036		322	300
Morgan Stanley Capital
0.455% due 05/24/2043		1,175	1,104
5.610% due 04/15/2049		1,791	1,852
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		2,741	2,689
Morgan Stanley Re-REMIC Trust
5.984% due 08/15/2045		1,000	1,096
Permanent Master Issuer PLC
0.329% due 10/15/2033		7,400	7,385
0.359% due 07/15/2033		2,000	1,977

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RBSSP Resecuritization Trust
2.211% due 07/26/2045		$5,886	$5,479
2.665% due 12/26/2036		777	770
Residential Accredit Loans, Inc.
0.535% due 01/25/2035		1,843	1,410
Structured Adjustable Rate Mortgage Loan Trust
2.539% due 06/25/2034		4,103	3,575
Thornburg Mortgage Securities Trust
0.335% due 03/25/2037		2,147	2,100
6.153% due 09/25/2037		3,011	2,940
Vornado DP LLC
2.970% due 09/13/2028		1,834	1,825
Wachovia Bank Commercial Mortgage Trust
5.275% due 11/15/2048		1,663	1,662
WaMu Mortgage Pass-Through Certificates
1.312% due 01/25/2046		2,420	1,835
2.501% due 10/25/2035		10,600	8,545
Wells Fargo Mortgage-Backed Securities Trust
2.723% due 03/25/2035		1,459	1,375
4.930% due 12/25/2034		196	178
5.000% due 06/25/2033		357	340
5.000% due 03/25/2036		204	188
5.250% due 05/25/2035		1,676	1,594
5.500% due 12/25/2035		971	968
5.617% due 04/25/2036		4,400	4,114

Total Mortgage-Backed Securities (Cost $174,980)			169,495

ASSET-BACKED SECURITIES 5.9%
AMMC CDO
0.537% due 05/03/2018		1,489	1,437
Armstrong Loan Funding Ltd.
1.254% due 08/01/2016		2,675	2,593
BA Credit Card Trust
0.249% due 03/15/2014		500	500
Babson CLO Ltd.
0.606% due 11/15/2016		829	804
Callidus Debt Partners Fund Ltd.
0.510% due 04/17/2020		498	479
Citibank Omni Master Trust
2.329% due 05/16/2016		25,460	25,681
2.979% due 08/15/2018		21,300	22,303
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		47	50
Countrywide Asset-Backed Certificates
0.625% due 11/25/2034		2,202	1,886
Duane Street CLO
0.519% due 11/08/2017		873	823
EFS Volunteer LLC
1.103% due 10/26/2026		1,641	1,631
Galaxy CLO Ltd.
0.530% due 04/17/2017		2,590	2,505
Gallatin Funding Ltd.
0.536% due 08/15/2017		2,980	2,846
Gulf Stream Compass CLO Ltd.
0.609% due 07/15/2016		198	194
Harbourmaster CLO Ltd.
1.788% due 06/15/2020	EUR	2,612	3,258
Harvest CLO S.A.
2.228% due 03/29/2017		191	246
Katonah Ltd.
0.671% due 09/20/2016		$2,184	2,126
Massachusetts Educational Financing Authority
1.203% due 04/25/2038		5,160	5,146

62	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MBNA Credit Card Master Note Trust
5.600% due 07/17/2014	EUR	1,800	$2,460
Navigare Funding CLO Ltd.
0.558% due 05/20/2019		$2,396	2,289
Navigator CDO Ltd.
5.601% due 11/15/2015		782	784
Nelnet Student Loan Trust
1.033% due 07/27/2048		4,394	4,401
Park Place Securities, Inc.
0.885% due 10/25/2034		200	147
Sagamore CLO Ltd.
0.789% due 10/15/2015		2,162	2,115
SLM Student Loan Trust
0.253% due 07/25/2017		713	707
0.363% due 04/25/2017		704	703
0.753% due 10/25/2017		1,000	1,000
1.753% due 04/25/2023		232	239
2.149% due 08/15/2016		600	600
3.500% due 08/17/2043		4,590	4,562
4.500% due 11/16/2043		9,392	8,987
6.229% due 07/15/2042		10,527	9,868
Veer Loan Opportunities Fund Ltd.
1.650% due 07/19/2017		641	633
Venture CDO Ltd.
0.481% due 01/20/2022		3,400	3,124
Wind River CLO Ltd.
0.680% due 12/19/2016		712	681

Total Asset-Backed Securities (Cost $119,033)			117,808

SOVEREIGN ISSUES 1.2%
Export-Import Bank of Korea
5.875% due 01/14/2015		1,500	1,603
8.125% due 01/21/2014		500	561
Instituto de Credito Oficial
3.286% due 03/25/2014	EUR	13,700	17,748
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (c)		716	884
Korea Development Bank
4.375% due 08/10/2015		$400	409
8.000% due 01/23/2014		500	556

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Korea Housing Finance Corp.
4.125% due 12/15/2015	$1,500	$1,548

Total Sovereign Issues (Cost $24,999)		23,309

SHORT-TERM INSTRUMENTS 53.2%

CERTIFICATES OF DEPOSIT 0.7%
Banco Bradesco S.A.
0.000% due 03/23/2012 (k)	9,800	9,776
1.955% due 01/24/2013	5,000	5,043

		14,819

COMMERCIAL PAPER 0.3%
Vodafone Group PLC
0.880% due 01/19/2012	5,600	5,592

REPURCHASE AGREEMENTS 3.4%
Banc of America Securities LLC
0.090% due 10/03/2011	2,000	2,000
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 0.500% due 08/15/2014 valued at $2,043. Repurchase proceeds are $2,000.)
Barclays Capital, Inc.
0.070% due 10/11/2011	19,100	19,100
(Dated 09/19/2011. Collateralized by U.S. Treasury Inflation Protected Securities 1.625% - 2.500% due 07/15/2014 - 07/15/2016 valued at $19,320. Repurchase proceeds are $19,100.)
BNP Paribas Securities Corp.
0.070% due 10/05/2011	25,600	25,600
(Dated 09/21/2011. Collateralized by Freddie Mac 3.310% due 11/10/2020 valued at $26,348. Repurchase proceeds are $25,600.)
0.120% due 10/20/2011	17,900	17,900
(Dated 09/20/2011. Collateralized by Fannie Mae 4.500% due 08/01/2039 valued at $18,485. Repurchase proceeds are $17,900.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Street Bank and Trust Co.
0.010% due 10/03/2011	$2,433	$2,433
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $2,492. Repurchase proceeds are $2,433.)

		67,033

SHORT-TERM NOTES 0.3%
Banco Santander Brazil S.A.
2.596% due 12/29/2011	5,300	5,284
Pacific Gas & Electric Co.
0.826% due 10/11/2011	300	300

		5,584

U.S. TREASURY BILLS 20.1%
0.025% due 10/13/2011 - 05/31/2012 (a)(e)(g)	399,304	399,230

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 28.4%
	56,507,071	565,805

Total Short-Term Instruments (Cost $1,058,198)		1,058,063

PURCHASED OPTIONS (i) 0.5%
(Cost $13,486)		10,543

Total Investments 103.3% (Cost $2,070,427)		$2,053,786

Written Options (j) (0.6%) (Premiums $14,001)		(11,892)

Other Assets and Liabilities (Net) (2.7%)		(53,828)

Net Assets 100.0%		$1,988,066

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Security becomes interest bearing at a future date.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $218,457 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $20,999 at a weighted average interest rate of -1.000%. On September 30, 2011, there were no open reverse repurchase agreements.
(g)	Securities with an aggregate market value of $16,222 and cash of $226 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2013	300	$106
90-Day Euribor September Futures	Long	09/2013	300	70
90-Day Eurodollar December Futures	Long	12/2013	165	224
90-Day Eurodollar June Futures	Long	06/2013	40	56
90-Day Eurodollar March Futures	Long	03/2013	170	206
90-Day Eurodollar September Futures	Long	09/2013	383	866
Brent Crude December Futures	Short	11/2012	50	225

See Accompanying Notes	Semiannual Report	September 30, 2011	63

Consolidated Schedule of Investments PIMCO CommoditiesPLUSTM Strategy Fund (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Brent Crude December Futures	Long	11/2013	50	$(182)
Canola January Futures	Short	01/2012	2,500	456
Canola November Futures	Short	11/2012	580	155
Corn December Futures	Long	12/2011	300	(574)
Corn December Futures	Short	12/2011	1,318	7,703
Corn July Futures	Long	07/2012	750	(4,266)
Euro-Mill Wheat November Futures	Long	11/2011	1,934	(4,582)
Euro-Mill Wheat November Futures	Long	11/2012	1,179	(1,181)
Euro-Rapeseed February Futures	Long	02/2012	548	(272)
Euro-Rapeseed November Futures	Long	11/2011	144	220
Gold 100 oz. December Futures	Long	12/2011	162	(3,691)
Soybean March Futures	Long	03/2012	234	(2,219)
Soybean May Futures	Long	05/2012	142	(1,843)
Soybean November Futures	Short	11/2011	71	400
Wheat December Futures	Short	12/2011	705	7,949
Wheat December Futures	Long	12/2012	31	(288)
Wheat December Futures	Short	12/2012	218	1,561
Wheat July Futures	Long	07/2012	351	(1,629)
Wheat July Futures	Short	07/2012	232	2,270
Wheat May Futures	Short	05/2012	752	4,118
Wheat September Futures	Long	09/2012	331	(2,974)
WTI Crude December Futures	Short	11/2011	60	479
WTI Crude March Futures	Long	02/2012	60	(494)

				$2,869

(h)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
JC Penney Corp., Inc.	BRC	(1.000%	)	09/20/2012	1.253%	$	1,800	$3	$5	$(2)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	6.116%		2,000	189	(4)	193

								$192	$1	$191

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)		Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
France Government Bond	BOA	0.250%	12/20/2015	1.713%	$	4,700	$(274)	$(125)	$(150)
France Government Bond	CBK	0.250%	12/20/2015	1.713%		100	(6)	(3)	(3)
France Government Bond	CBK	0.250%	09/20/2016	1.825%		400	(29)	(23)	(6)
France Government Bond	JPM	0.250%	12/20/2015	1.713%		4,200	(245)	(84)	(161)
France Government Bond	RYL	0.250%	12/20/2015	1.713%		1,000	(58)	(19)	(39)
Japan Government International Bond	DUB	1.000%	12/20/2015	1.312%		200	(3)	4	(7)
Japan Government International Bond	GST	1.000%	12/20/2015	1.312%		2,100	(26)	45	(71)
Japan Government International Bond	HUS	1.000%	06/20/2016	1.393%		6,300	(109)	0	(109)
Japan Government International Bond	RYL	1.000%	12/20/2015	1.312%		400	(5)	9	(14)
Morgan Stanley	CBK	1.000%	06/20/2013	5.341%		1,200	(83)	(71)	(12)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.136%		1,500	(2)	(19)	18
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	2.016%		1,000	(38)	(32)	(6)
Republic of Italy Government Bond	DUB	1.000%	12/20/2015	4.672%		400	(53)	(14)	(39)
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	21.757%	JPY	50,000	(130)	(96)	(34)
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.814%	$	3,300	27	78	(51)

							$(1,034)	$(350)	$(684)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

64	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MYC	BRL	19,500	$(8)	$(12)	$4
Pay	1-Year BRL-CDI	11.620%	01/02/2012	HUS		65,000	386	253	133
Pay	1-Year BRL-CDI	11.970%	01/02/2012	HUS		160,000	357	(8)	365
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		243,300	3,913	738	3,175

							$4,648	$971	$3,677

Total Return Swaps on Commodities

Pay/ Receive Commodity Exchange	Reference Entity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	CAL12BRENT Index	$111.700	12/31/2012	MYC	300,000	$4,197	$0	$4,197
Pay	CBOT Corn December Futures	668.150	11/28/2011	DUB	625,000	472	0	472
Receive	CBOT Soybean November Futures	1,348.600	10/27/2011	DUB	250,000	(424)	0	(424)
Pay	CBOT Wheat December Futures	860.000	10/19/2012	DUB	550,000	783	0	783
Pay	CBOT Wheat December Futures	880.000	10/19/2012	DUB	365,000	592	0	592
Pay	CBOT Wheat December Futures	898.000	10/19/2012	DUB	185,000	333	0	333
Pay	CBOT Wheat December Futures	830.000	11/05/2012	AZD	459,250	521	0	521
Receive	CBOT Wheat December Futures	845.500	11/29/2012	DUB	100,000	(128)	0	(128)
Pay	CBOT Wheat June Futures	810.000	06/28/2012	DUB	100,000	132	0	132
Pay	COMEX Gold 100 oz. December Futures	1,677.000	11/29/2011	DUB	8,360	460	0	460
Pay	COMEX Gold 100 oz. December Futures	1,711.300	11/29/2011	DUB	5,350	478	0	478
Pay	COMEX Gold 100 oz. December Futures	1,777.000	11/29/2011	DUB	3,000	465	0	465
Pay	COMEX Gold 100 oz. December Futures	1,810.000	11/29/2011	DUB	1,000	188	0	188
Receive	DTDBRTCO CAL12 Index	0.001	12/31/2012	BRC	120,000	(47)	0	(47)
Receive	DTDBRTCO CAL12 Index	0.020	12/31/2012	MYC	252,000	(101)	0	(101)
Receive	DTDBRTCO CAL12 Index	0.080	12/31/2012	MYC	288,000	(132)	0	(132)
Pay	EUMARGIN CAL12 Index	5.150	12/31/2012	BRC	240,000	(148)	0	(148)
Pay	EUROBOBCO CAL12 Index	4.000	12/31/2012	MYC	63,000	(6)	0	(6)
Pay	EUROBOBCO CAL12 Index	4.150	12/31/2012	BRC	30,000	23	0	23
Pay	EUROBOBCO CAL12 Index	4.350	12/31/2012	MYC	72,000	19	0	19
Pay	EUROJETCOCAL12 Index	19.900	12/31/2012	BRC	12,000	(16)	0	(16)
Pay	EUROJETCOCAL12 Index	20.382	12/31/2012	MYC	25,200	(29)	0	(29)
Pay	EUROJETCOCAL12 Index	20.440	12/31/2012	MYC	28,800	(32)	0	(32)
Pay	FOCOCAL13 Index	10.600	12/31/2013	MYC	180,000	(665)	0	(665)
Pay	FOCOCAL13 Index	9.800	12/31/2013	MYC	99,000	(287)	0	(287)
Pay	FOCOCAL13 Index	9.550	12/31/2013	MYC	111,000	(295)	0	(295)
Pay	FOCOCAL13 Index	9.450	12/31/2013	MYC	156,000	(399)	0	(399)
Pay	FOCOCAL13 Index	9.400	12/31/2013	MYC	60,000	(150)	0	(150)
Pay	FOCOCAL13 Index	7.650	12/31/2013	MYC	225,000	(174)	0	(174)
Pay	FOCOCAL13 Index	6.700	12/31/2013	MYC	210,000	35	0	35
Receive	FOCOCAL13 Index	8.700	12/31/2013	MYC	120,000	218	0	218
Pay	GOCOCAL CAL12 Index	15.625	12/31/2012	MYC	75,600	7	0	7
Pay	GOCOCAL CAL12 Index	15.650	12/31/2012	BRC	36,000	10	0	10
Pay	GOCOCAL CAL12 Index	15.650	12/31/2012	MYC	86,400	10	0	10
Pay	ICE Brent Crude June Future	103.040	05/15/2012	BRC	43,000	226	0	226
Receive	LME Lead December Futures	2,304.000	12/19/2011	JPM	1,250	(398)	0	(398)
Receive	LME Lead December Futures	2,320.000	12/19/2011	JPM	2,500	(836)	0	(836)
Receive	LME Lead January Futures	2,225.000	01/16/2012	FBF	3,350	(786)	0	(786)
Receive	LME Lead January Futures	2,246.000	01/16/2012	CBK	5,000	(1,278)	153	(1,431)
Receive	LME Lead January Futures	2,390.000	01/16/2012	JPM	150	(60)	0	(60)
Pay	LSFOCOCAL12 Index	7.635	12/31/2012	BRC	42,000	(56)	0	(56)
Pay	LSFOCOCAL12 Index	7.716	12/31/2012	MYC	88,200	(165)	0	(165)
Pay	LSFOCOCAL12 Index	8.150	12/31/2012	MYC	100,800	(233)	0	(233)
Receive	NGCAL19 Index	7.200	12/31/2019	DUB	660,000	(274)	0	(274)

See Accompanying Notes	Semiannual Report	September 30, 2011	65

Consolidated Schedule of Investments PIMCO CommoditiesPLUSTM Strategy Fund (Cont.)

Total Return Swaps on Commodities (Cont.)

Pay/ Receive Commodity Exchange	Reference Entity	Fixed Price Per Unit		Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	NYMEX Platinum January Futures		$1,574.450	12/29/2011	DUB	17,710	$(907)	$0	$(907)
Receive	NYMEX RBOB Gasoline June Futures		267.000	05/30/2012	BRC	1,800,000	(209)	0	(209)
Pay	NYMEX WTI Crude March Futures		101.250	02/17/2012	MYC	50,000	1,073	0	1,073
Pay	NYMEX WTI Crude March Futures		101.400	02/17/2012	MYC	100,000	2,161	0	2,161
Receive	NYMEX WTI Crude March Futures		102.000	02/19/2013	MYC	50,000	(954)	0	(954)
Receive	NYMEX WTI Crude March Futures		102.100	02/19/2013	MYC	100,000	(1,918)	0	(1,918)
Receive	NYSE Liffe Euro Mill Wheat November Futures	EUR	209.000	10/19/2012	DUB	15,000	(534)	0	(534)
Receive	NYSE Liffe Euro-Mill Wheat November Futures		213.000	10/19/2012	DUB	10,000	(410)	0	(410)
Receive	NYSE Liffe Euro-Mill Wheat November Futures		219.000	10/19/2012	DUB	7,500	(367)	0	(367)
Receive	NYSE Liffe Euro-Mill Wheat November Futures		222.000	10/19/2012	DUB	5,000	(265)	0	(265)
Receive	NYSE Liffe Euro-Mill Wheat November Futures		$276.450	11/05/2012	AZD	12,500	(390)	0	(390)
Pay	QSCOCAL13 Index		17.200	12/31/2013	MYC	210,000	(73)	0	(73)
Pay	QSCOCAL13 Index		17.650	12/31/2013	MYC	225,000	22	0	22
Pay	QSCOCAL13 Index		19.100	12/31/2013	MYC	60,000	92	0	92
Pay	QSCOCAL13 Index		19.400	12/31/2013	MYC	99,000	181	0	181
Pay	QSCOCAL13 Index		19.450	12/31/2013	MYC	156,000	293	0	293
Pay	QSCOCAL13 Index		19.550	12/31/2013	MYC	111,000	219	0	219
Pay	QSCOCAL13 Index		20.300	12/31/2013	MYC	180,000	490	0	490
Receive	QSCOCAL13 Index		17.800	12/31/2013	MYC	120,000	(30)	0	(30)
Receive	RBOBCO 4Q12 Index		2.250	12/31/2012	MYC	108,000	0	0	0
Receive	USCRLLSS Index		111.450	12/31/2012	MYC	300,000	(3,171)	0	(3,171)

							$(2,647)	$153	$(2,800)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	CSIXTR Index	6,940	3-Month U.S. Treasury Bill rate plus a specified spread	$	39,140	10/27/2011	BRC	$(809)
Pay (6)	SPGCILP Index	47,168	0.000%		10,191	10/27/2011	CBK	122
Receive	CSIXTR Index	123,165	3-Month U.S. Treasury Bill rate plus a specified spread		694,610	10/27/2011	FBF	(14,357)
Pay (6)	DJUBSHG Index	130,673	0.000%		44,942	10/27/2011	FBF	1,308
Receive (6)	SPGCICP Index	71,488	0.000%		45,990	10/27/2011	FBF	(1,491)
Pay (6)	SPGCILP Index	31,602	0.000%		6,828	10/27/2011	FBF	82
Receive	CSIXTR Index	118,745	3-Month U.S. Treasury Bill rate plus a specified spread		669,680	10/27/2011	GLM	(13,844)
Receive	CSIXTR Index	110,235	3-Month U.S. Treasury Bill rate plus a specified spread		621,690	10/27/2011	JPM	(12,851)
Receive	DJUBSF1T Index	908,844	3-Month U.S. Treasury Bill rate plus a specified spread		476,020	10/27/2011	JPM	(9,415)
Receive	DJUBSF3T Index	318,832	3-Month U.S. Treasury Bill rate plus a specified spread		197,140	10/27/2011	JPM	(3,984)
Pay	DJUBSTR Index	2,327,484	3-Month U.S. Treasury Bill rate plus a specified spread		670,190	10/27/2011	JPM	14,197
Pay	DJUBSTR Index	87,827	3-Month U.S. Treasury Bill rate plus a specified spread		25,000	10/27/2011	JPM	246
Pay (6)	SPGCILP Index	36,936	0.000%		7,981	10/27/2011	JPM	95
Pay	DJUBHGTR Index	34,926	3-Month U.S. Treasury Bill rate plus a specified spread		24,150	10/27/2011	MYC	703
Receive	MOTC3112 Index	5,642	3-Month U.S. Treasury Bill rate plus a specified spread		24,768	10/27/2011	MYC	(793)

								$(40,791)

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(6)

At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swaps

Pay/Receive Variance (7)	Reference Entity	Strike Price		Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	ICE Brent Crude December Futures	$	0.102	11/10/2011	DUB	$	8,000	$(88)	$0	$(88)
Pay	ICE Brent Crude December Futures		0.109	11/10/2011	DUB		8,800	(29)	0	(29)
Pay	London Gold Market Fixing Ltd. PM		0.070	10/04/2011	GST		13,620	(820)	0	(820)
Pay	London Gold Market Fixing Ltd. PM		0.104	10/07/2011	GST		7,390	(112)	0	(112)
Pay	London Gold Market Fixing Ltd. PM		0.046	11/02/2011	JPM		11,050	(881)	0	(881)
Pay	London Gold Market Fixing Ltd. PM		0.034	12/05/2011	MYC		7,322	(388)	0	(388)
Pay	London Gold Market Fixing Ltd. PM		0.038	01/13/2012	JPM		5,530	(387)	0	(387)
Pay	London Gold Market Fixing Ltd. PM		0.038	01/18/2012	SOG		2,600	(186)	0	(186)
Pay	London Gold Market Fixing Ltd. PM		0.039	01/18/2012	DUB		2,600	(183)	0	(183)

66	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Variance Swaps (Cont.)

Pay/Receive Variance (7)	Reference Entity	Strike Price		Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	NYMEX WTI Crude December Futures	$	0.102	11/10/2011	DUB	$	8,000	$338	$0	$338
Receive	NYMEX WTI Crude December Futures		0.109	11/10/2011	DUB		8,800	302	0	302
Pay	NYMEX WTI Crude December Futures		0.106	11/15/2011	MEI		10,736	(643)	0	(643)
Pay	NYMEX WTI Crude January Futures		0.096	12/15/2011	GST		26,100	(2,364)	0	(2,364)
Pay	NYMEX WTI Crude November Futures		0.194	10/17/2011	DUB		430	(49)	0	(49)
Pay	NYMEX WTI Crude November Futures		0.196	10/17/2011	DUB		11,130	(280)	0	(280)
Pay	NYMEX WTI Crude November Futures		0.197	10/17/2011	DUB		3,500	(118)	0	(118)
Pay	NYMEX WTI Crude November Futures		0.235	10/17/2011	DUB		2,190	(16)	0	(16)
Receive	SPGCCLP Index		0.118	11/15/2011	MEI		10,190	558	0	558
Receive	SPGCCLP Index		0.107	12/15/2011	GST		24,720	2,147	0	2,147

								$(3,199)	$0	$(3,199)

(7)

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(i)	Purchased options outstanding on September 30, 2011:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CMX Gold 100 oz. December Futures	N/A	$1,750.000	11/22/2011	15	$259	$51
Put - OTC Gold December Futures	JPM	1,200.000	11/22/2011	25	50	10
Put - OTC London Gold Market Fixing Ltd. PM	DUB	1,570.000	08/06/2012	10,000	870	1,504
Put - OTC London Gold Market Fixing Ltd. PM	GST	1,565.000	08/06/2012	600	51	89
Put - OTC London Gold Market Fixing Ltd. PM	GST	1,650.000	08/08/2012	4,200	504	810
Call - OTC WTI Crude December Futures	DUB	130.000	11/15/2013	291	2,095	937
Call - OTC WTI Crude December Futures	FBF	120.000	11/17/2014	250	2,000	1,350
Call - OTC WTI Crude December Futures	JPM	130.000	11/15/2013	49	342	158
Call - OTC WTI Crude December Futures	MYC	150.000	11/17/2015	300	1,830	837
Call - OTC WTI Crude December Futures	SOG	130.000	11/17/2014	165	1,320	699
Call - OTC WTI Crude December Futures	UAG	130.000	11/15/2013	250	1,870	805
Put - OTC WTI Crude Oil June Futures	MYC	82.000	06/29/2012	150	660	1,547
Put - OTC WTI Crude Oil June Futures	MYC	70.000	06/30/2012	300	1,635	1,746

					$13,486	$10,543

(j)	Written options outstanding on September 30, 2011:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	DUB	$140.000	11/11/2013	291	$1,696	$(1,036)
Call - OTC Brent Crude December Futures	FBF	126.000	11/10/2014	250	2,075	(1,447)
Call - OTC Brent Crude December Futures	JPM	140.000	11/11/2013	49	353	(174)
Call - OTC Brent Crude December Futures	MYC	160.000	11/10/2015	300	1,515	(933)
Call - OTC Brent Crude December Futures	SOG	140.000	11/10/2014	165	1,336	(606)
Call - OTC Brent Crude December Futures	UAG	140.000	11/11/2013	250	1,940	(890)
Put - OTC Corn December Futures	DUB	430.000	11/25/2011	500	154	(28)
Call - OTC Gold December Futures	BRC	1,750.000	11/22/2011	85	195	(287)
Call - OTC Gold December Futures	DUB	2,000.000	11/22/2011	80	52	(46)
Put - OTC Gold December Futures	MYC	1,600.000	11/22/2011	40	106	(272)
Put - OTC London Platinum Markets Fixing Ltd. PM	DUB	1,570.000	08/06/2012	10,000	870	(1,643)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,565.000	08/06/2012	600	51	(97)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,650.000	08/08/2012	4,200	542	(908)
Put - OTC WTI Crude Oil June Futures	MYC	91.000	06/29/2012	150	660	(1,368)
Put - OTC WTI Crude Oil June Futures	MYC	82.250	06/30/2012	150	780	(938)
Put - OTC WTI Crude Oil June Futures	MYC	82.500	06/30/2012	150	855	(949)

					$13,180	$(11,622)

See Accompanying Notes	Semiannual Report	September 30, 2011	67

Consolidated Schedule of Investments PIMCO CommoditiesPLUSTM Strategy Fund (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	1,600	$11	$(1)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		100	1	0
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		32,300	260	(22)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		4,000	35	(2)
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		11,000	113	(5)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		4,000	45	(2)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		600	7	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		4,000	44	(2)

								$516	$(34)

Straddle Options
Description	Counterparty	Exercise Level (8)	Expiration Date	Notional Amount		Premium (8)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GST	0.000%	10/11/2011	$	4,000	$21	$(15)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		3,100	16	(11)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	10/11/2011		6,600	73	(67)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	11/14/2011		7,800	85	(81)

						$195	$(174)

(8)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation-Floor Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$900	$12	$(3)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	10,000	98	(59)

						$110	$(62)

Transactions in written call and put options for the period ended September 30, 2011:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2011	788	$118,000	$2,243
Sales	18,993	155,600	18,791
Closing Buys	(2,485)	(183,600)	(7,016)
Expirations	0	0	0
Exercised	(36)	0	(17)

Balance at 09/30/2011	17,260	$90,000	$14,001

(k)	Restricted securities as of September 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Banco Bradesco S.A.	0.000%	03/23/2012	03/21/2011	$9,721	$9,776	0.41%

(l)	Short sales outstanding on September 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
U.S. Treasury Bills	0.010%	12/22/2011	$600	$600	$(600)

(m)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	40	11/2011	CBK	$0	$0	$0
Sell	BRL	2,971	11/2011	BRC	229	0	229
Sell		636	11/2011	DUB	55	0	55
Buy		150	11/2011	HUS	0	(15)	(15)
Buy		300	11/2011	MSC	0	(30)	(30)

68	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	808	10/2011	CBK	$0	$(16)	$(16)
Buy		4,150	10/2011	DUB	0	(224)	(224)
Buy	CAD	299	11/2011	CBK	0	(5)	(5)
Sell		17,778	11/2011	DUB	950	0	950
Buy		645	11/2011	RBC	0	(11)	(11)
Sell		17,778	11/2011	RBC	1,014	0	1,014
Buy	CNY	26,335	11/2011	JPM	69	0	69
Sell	EUR	25,093	10/2011	FBL	1,422	0	1,422
Sell		25,094	10/2011	MSC	1,353	0	1,353
Buy		1,327	10/2011	RBC	0	(10)	(10)
Sell		1,908	11/2011	CBK	19	0	19
Buy		45,161	11/2011	RYL	0	(4,129)	(4,129)
Sell	GBP	9,536	12/2011	CBK	271	0	271
Buy		6,241	12/2011	JPM	0	(82)	(82)
Buy	INR	475,935	11/2011	BRC	0	(892)	(892)
Sell	JPY	925,578	10/2011	CBK	0	(484)	(484)
Buy	KRW	8,627,660	11/2011	JPM	0	(870)	(870)
Buy	MXN	111,865	11/2011	HUS	0	(1,429)	(1,429)
Buy	MYR	9,385	11/2011	CBK	0	(233)	(233)
Buy		2,785	04/2012	UAG	0	(58)	(58)
Buy	SGD	1,100	12/2011	RYL	0	(69)	(69)
Buy		4,353	12/2011	UAG	0	(284)	(284)

					$5,382	$(8,841)	$(3,459)

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Bank Loan Obligations	$0	$3,918	$0	$3,918
Corporate Bonds & Notes
Banking & Finance	0	393,529	4,025	397,554
Industrials	0	18,287	486	18,773
Utilities	0	17,530	0	17,530
U.S. Government Agencies	0	78,675	1,971	80,646
U.S. Treasury Obligations	0	156,147	0	156,147
Mortgage-Backed Securities	0	168,391	1,104	169,495
Asset-Backed Securities	0	114,205	3,603	117,808
Sovereign Issues	0	23,309	0	23,309
Short-Term Instruments
Certificates of Deposit	0	14,819	0	14,819
Commercial Paper	0	5,592	0	5,592
Repurchase Agreements	0	67,033	0	67,033
Short-Term Notes	0	5,584	0	5,584
U.S. Treasury Bills	0	399,230	0	399,230
PIMCO Short-Term Floating NAV Portfolio	565,805	0	0	565,805
Purchased Options
Commodity Contracts	61	7,189	3,293	10,543
	$565,866	$1,473,438	$14,482	$2,053,786

Short Sales, at value	$0	$(600)	$0	$(600)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Financial Derivative Instruments (7) - Assets
Commodity Contracts	$25,536	$33,476	$322	$59,334
Credit Contracts	0	211	0	211
Foreign Exchange Contracts	0	5,382	0	5,382
Interest Rate Contracts	1,528	3,677	0	5,205
	$27,064	$42,746	$322	$70,132

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	(24,195)	(82,849)	(9,361)	(116,405)
Credit Contracts	0	(704)	0	(704)
Foreign Exchange Contracts	0	(8,841)	0	(8,841)
Interest Rate Contracts	0	(34)	(236)	(270)
	$(24,195)	$(92,428)	$(9,597)	$(126,220)

Totals	$568,735	$1,423,156	$5,207	$1,997,098

See Accompanying Notes	Semiannual Report	September 30, 2011	69

Consolidated Schedule of Investments PIMCO CommoditiesPLUSTM Strategy Fund (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$4,038	$0	$0	$(11)	$0	$(2)	$0	$0	$4,025	$(2)
Industrials	1,543	1,023	(2,046)	(30)	0	(4)	0	0	486	(3)
U.S. Government Agencies	2,051	0	(82)	0	0	2	0	0	1,971	2
Mortgage-Backed Securities	1,717	0	(577)	0	10	(46)	0	0	1,104	(47)
Asset-Backed Securities	27,900	0	(6,726)	66	58	11	0	(17,706)	3,603	(25)
Sovereign Issues	19,366	0	(19,406)	1	0	39	0	0	0	0
Purchased Options
Commodity Contracts	0	2,295	0	0	0	998	0	0	3,293	998

	$56,615	$3,318	$(28,837)	$26	$68	$998	$0	$(17,706)	$14,482	$923

Financial Derivative Instruments (7) - Assets
Commodity Contracts	$0	$0	$0	$0	$322	$0	$0	$0	$322	$322

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	(2)	0	(2,295)	0	1,051	(7,716)	(399)	0	(9,361)	(6,668)
Interest Rate Contracts	(398)	0	0	0	0	162	0	0	(236)	161

	$(400)	$0	$(2,295)	$0	$1,051	$(7,554)	$(399)	$0	$(9,597)	$(6,507)

Totals	$56,215	$3,318	$(31,132)	$26	$1,441	$(6,556)	$(399)	$(17,706)	$5,207	$(5,262)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$10,543	$0	$0	$0	$0	$10,543
Variation margin receivable on financial derivative instruments (2)	2,500	0	0	0	135	2,635
Unrealized appreciation on foreign currency contracts	0	0	0	5,382	0	5,382
Unrealized appreciation on OTC swap agreements	33,798	211	0	0	3,677	37,686

	$46,841	$211	$0	$5,382	$3,812	$56,246

Liabilities:
Written options outstanding	$11,622	$0	$0	$0	$270	$11,892
Variation margin payable on financial derivative instruments (2)	1,747	0	0	0	0	1,747
Unrealized depreciation on foreign currency contracts	0	0	0	8,841	0	8,841
Unrealized depreciation on OTC swap agreements	80,588	704	0	0	0	81,292

	$93,957	$704	$0	$8,841	$270	$103,772

70	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on investments (purchased options)	$(939)	$0	$0	$0	$375	$(564)
Net realized gain (loss) on futures contracts, written options and swaps	(247,394)	146	0	0	(6,912)	(254,160)
Net realized gain on foreign currency transactions	0	0	0	3,824	0	3,824

	$(248,333)	$146	$0	$3,824	$(6,537)	$(250,900)

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(1,974)	$0	$0	$0	$0	$(1,974)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(77,014)	(574)	0	0	(98)	(77,686)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(3,949)	0	(3,949)

	$(78,988)	$(574)	$0	$(3,949)	$(98)	$(83,609)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $2,869 as reported in the Notes to Schedule of Investments.

(p)	ISDA Master Agreements Collateral

The following is a summary of the market value of derivative instruments and collateral governed by ISDA Master Agreements as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
	PIMCO CommoditiesPLUSTM Strategy Fund			PIMCO Cayman Commodity Fund III Ltd. (Subsidiary)
AZD	$0	$0	$0	$131	$0	$131
BOA	(277)	293	16	0	0	0
BRC	(660)	581	(79)	(1,313)	4,445	3,132
CBK	(702)	750	48	(1,158)	(1,230)	(2,388)
DUB	(2,967)	2,922	(45)	3,788	(760)	3,028
FBF	(1,420)	1,610	190	(13,894)	69,551	55,657
FBL	1,422	(890)	532	0	0	0
GLM	0	0	0	(13,844)	78,520	64,676
GST	(138)	0	(138)	(1,158)	1,240	82
HUS	3,103	(3,300)	(197)	0	0	0
JPM	(1,313)	1,116	(197)	(14,106)	49,262	35,156
MEI	0	0	0	(85)	0	(85)
MSC	1,323	(1,635)	(312)	0	0	0
MYC	(4,382)	4,103	(279)	3,583	(5,130)	(1,547)
RBC	(10)	0	(10)	1,003	(680)	323
RYL	(156)	(20)	(176)	(4,129)	3,076	(1,053)
SOG	282	0	282	(186)	0	(186)
UAG	(427)	520	93	0	0	0

(1)

Net exposure represents the net receivable/(payable) that would be due from/to counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The fund and subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 6 Principal Risks in the Notes to Financial Statements for more information regarding Credit and Counterparties Risk.

See Accompanying Notes	Semiannual Report	September 30, 2011	71

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund®

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%
AES Corp.
4.250% due 05/27/2018		$796	$779
AGFS Funding Co.
5.500% due 05/10/2017		38,700	34,008
Charter Communications, Inc.
3.620% due 09/06/2016		1,984	1,925
Community Health Systems, Inc.
2.471% due 07/25/2014		19	18
2.569% due 07/25/2014		9,531	8,942
Delphi Automotive LLP
3.500% due 05/17/2017		1,283	1,272
Fresenius Medical Care Holdings, Inc.
1.744% due 03/31/2013		2,487	2,460
Georgia-Pacific LLC
2.352% due 12/20/2012		3,915	3,906
2.352% due 12/22/2012		2,564	2,559
HCA, Inc.
2.619% due 11/17/2013		8,000	7,778
2.869% due 05/02/2016		8,879	8,297
IASIS Healthcare LLC
5.000% due 05/03/2018		9,975	9,339
Kabel Deutschland Holding AG
5.357% due 12/31/2016	EUR	4,900	6,383
NRG Energy, Inc.
4.000% due 07/01/2018		$12,000	11,738
Seaworld Parks and Entertainment, Inc.
4.000% due 08/16/2017		3,017	2,938
Syniverse Holdings, Inc.
5.250% due 12/21/2017		995	983
The Weather Channel LLC
4.250% due 02/11/2017		998	987
U.S. Airways Group, Inc.
2.739% due 03/23/2014		986	843
UCI International, Inc.
5.500% due 07/26/2017		498	495
United Airlines, Inc.
3.000% due 02/01/2012		1,000	971
Urbi Desarrollos Urbanos S.A.B. de C.V.
3.350% due 12/16/2011		5,000	4,921
Vodafone Group PLC
6.875% due 08/17/2015		10,168	10,219

Total Bank Loan Obligations (Cost $128,600)			121,761

CORPORATE BONDS & NOTES 14.6%

BANKING & FINANCE 12.8%
Abbey National Treasury Services PLC
1.832% due 04/25/2014		48,800	46,528
ABN AMRO Bank NV
2.023% due 01/30/2014		10,700	10,201
Ally Financial, Inc.
0.000% due 12/01/2012		3,200	2,912
0.000% due 06/15/2015		2,600	1,866
2.526% due 12/01/2014		1,100	945
3.478% due 02/11/2014		32,600	29,980
3.751% due 06/20/2014		17,800	16,259
4.500% due 02/11/2014		12,767	11,714
6.000% due 12/15/2011		38,219	38,458
6.625% due 05/15/2012		6,900	6,986
6.750% due 12/01/2014		13,090	12,592
6.875% due 08/28/2012		8,117	8,254
7.000% due 02/01/2012		16,300	16,443
7.500% due 12/31/2013		1,000	1,018
7.500% due 09/15/2020		19,000	17,266
8.300% due 02/12/2015		8,315	8,242

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
American Express Bank FSB
0.375% due 06/12/2012		$1,750	$1,745
5.550% due 10/17/2012		500	521
American International Group, Inc.
3.650% due 01/15/2014		1,800	1,757
3.750% due 11/30/2013		28,100	28,143
4.950% due 03/20/2012		1,150	1,157
5.850% due 01/16/2018		22,700	22,570
8.175% due 05/15/2068		24,000	21,270
8.250% due 08/15/2018		12,500	13,906
ANZ National International Ltd.
0.736% due 08/19/2014		30,000	30,189
6.200% due 07/19/2013		28,200	30,129
ASIF Global Financing XIX
4.900% due 01/17/2013		6,300	6,384
Banco Bradesco S.A.
2.390% due 05/16/2014		15,800	15,358
Banco do Brasil S.A.
4.500% due 01/22/2015		38,050	39,237
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		100	100
Banco Santander Brasil S.A.
2.450% due 03/18/2014		10,400	10,067
4.250% due 01/14/2016		30,000	28,386
4.500% due 04/06/2015		21,000	20,370
Banco Santander Chile
1.501% due 04/20/2012		31,500	31,527
Bank of America Corp.
1.001% due 06/11/2012	GBP	3,800	5,759
1.673% due 01/30/2014		$10,000	9,063
1.736% due 05/18/2016	EUR	1,500	1,634
4.750% due 05/06/2019		800	767
5.375% due 06/15/2014		$15,000	14,887
7.375% due 05/15/2014		14,500	14,964
Bank of India
6.250% due 02/16/2021		2,500	2,449
Barclays Bank PLC
0.531% due 03/23/2017		18,400	16,579
6.050% due 12/04/2017		41,600	38,261
7.434% due 09/29/2049		8,600	7,095
10.179% due 06/12/2021		22,940	24,616
14.000% due 11/29/2049	GBP	400	658
BBVA Bancomer S.A.
4.500% due 03/10/2016		$15,900	14,946
6.500% due 03/10/2021		3,500	3,264
BNP Paribas S.A.
1.146% due 01/10/2014		12,800	11,946
BPCE S.A.
2.019% due 02/07/2014		84,700	80,207
2.375% due 10/04/2013		11,400	11,100
4.625% due 07/29/2049	EUR	1,400	966
5.250% due 07/29/2049		500	358
9.000% due 03/29/2049		300	318
CIT Group, Inc.
5.250% due 04/01/2014		$21,400	20,812
Citigroup Capital XXI
8.300% due 12/21/2077		7,600	7,467
Citigroup, Inc.
0.458% due 03/07/2014		8,600	8,037
0.548% due 11/05/2014		1,113	1,027
1.696% due 01/13/2014		56,100	54,638
2.286% due 08/13/2013		4,148	4,105
5.250% due 02/27/2012		10,413	10,561
5.500% due 04/11/2013		21,000	21,623
6.000% due 12/13/2013		6,491	6,822
6.125% due 05/15/2018		7,200	7,741
7.375% due 06/16/2014	EUR	900	1,277

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Commonwealth Bank of Australia
0.858% due 06/25/2014		$52,000	$52,369
1.080% due 03/17/2014		37,300	37,107
Countrywide Financial Corp.
5.800% due 06/07/2012		15,500	15,548
Credit Agricole Home Loan SFH
1.002% due 07/21/2014		57,200	55,848
Credit Agricole S.A.
0.606% due 02/02/2012		3,000	2,965
1.702% due 01/21/2014		94,000	88,495
5.136% due 12/29/2049	GBP	2,200	1,784
7.589% due 01/29/2049		600	561
8.125% due 10/29/2049		600	613
Daimler International Finance BV
1.202% due 01/27/2012		$4,400	4,407
Danske Bank A/S
1.299% due 04/14/2014		15,000	14,249
5.914% due 12/29/2049		3,000	2,430
Dexia Credit Local
0.731% due 03/05/2013		48,300	48,193
FCE Bank PLC
7.125% due 01/16/2012	EUR	200	270
7.125% due 01/15/2013		500	685
Ford Motor Credit Co. LLC
2.996% due 01/13/2012		$18,400	18,502
7.000% due 10/01/2013		20,715	21,807
7.000% due 04/15/2015		16,706	17,583
7.250% due 10/25/2011		57,650	57,723
7.500% due 08/01/2012		13,143	13,415
7.800% due 06/01/2012		24,420	25,033
8.000% due 06/01/2014		22,897	24,299
8.700% due 10/01/2014		12,610	13,659
12.000% due 05/15/2015		7,000	8,452
FUEL Trust
3.984% due 12/15/2022		10,900	10,690
General Electric Capital Corp.
0.351% due 09/20/2013		3,000	2,902
1.198% due 05/22/2013		3,920	3,935
5.500% due 09/15/2067	EUR	29,800	32,339
6.500% due 09/15/2067	GBP	2,600	3,548
GMAC International Finance BV
7.500% due 04/21/2015	EUR	1,500	1,834
Goldman Sachs Group, Inc.
0.805% due 03/22/2016		$1,200	1,030
1.905% due 02/04/2013	EUR	1,900	2,433
5.300% due 02/14/2012		$5,000	5,063
5.375% due 02/15/2013	EUR	5,500	7,437
HBOS PLC
6.750% due 05/21/2018		$14,500	12,390
HSBC Bank PLC
1.050% due 01/17/2014		104,500	105,514
Hutchison Whampoa Finance CI Ltd.
7.450% due 08/01/2017		3,200	3,785
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		2,800	2,838
ICICI Bank Ltd.
5.000% due 01/15/2016		500	488
5.500% due 03/25/2015		700	698
5.750% due 11/16/2020		500	473
ING Bank NV
1.169% due 03/30/2012		900	899
1.397% due 03/15/2013		28,500	28,318
1.570% due 10/18/2013		14,200	13,933
1.737% due 06/09/2014		9,900	9,739
5.000% due 06/09/2021		17,300	17,519

72	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
International Lease Finance Corp.
5.300% due 05/01/2012		$4,000	$3,970
5.350% due 03/01/2012		23,000	22,828
5.625% due 09/20/2013		7,700	7,421
5.750% due 05/15/2016		5,700	5,074
6.375% due 03/25/2013		8,300	8,113
6.500% due 09/01/2014		8,500	8,542
6.625% due 11/15/2013		9,700	9,458
6.750% due 09/01/2016		13,600	13,702
7.125% due 09/01/2018		22,200	22,394
Intesa Sanpaolo SpA
2.708% due 02/24/2014		29,100	26,223
IPIC GMTN Ltd.
3.125% due 11/15/2015		1,000	1,015
JPMorgan Chase & Co.
1.053% due 01/24/2014		73,100	72,339
1.097% due 05/02/2014		25,100	24,738
Korea Exchange Bank
4.875% due 01/14/2016		1,000	1,031
LBG Capital No.1 PLC
7.625% due 10/14/2020	EUR	500	476
LBG Capital No.2 PLC
6.385% due 05/12/2020		5,100	4,544
LeasePlan Corp. NV
3.000% due 05/07/2012		$22,100	22,407
Lehman Brothers Holdings, Inc.
0.000% due 06/05/2012 (a)	JPY	2,100,000	5,037
6.875% due 05/02/2018 (a)		$27,869	6,932
7.500% due 05/11/2038 (a)		5,000	8
Lloyds TSB Bank PLC
2.603% due 01/24/2014		62,300	60,685
4.875% due 01/21/2016		50,000	49,363
12.000% due 12/29/2049		21,200	19,475
Merrill Lynch & Co., Inc.
1.839% due 08/09/2013	EUR	5,200	6,370
1.840% due 05/30/2014		14,600	17,012
2.054% due 07/22/2014		10,000	11,627
2.287% due 09/27/2012		7,200	9,347
5.450% due 02/05/2013		$24,255	24,047
6.050% due 08/15/2012		3,000	3,028
MetLife Institutional Funding II
1.146% due 04/04/2014		4,300	4,298
Morgan Stanley
0.546% due 01/09/2014		3,100	2,812
1.233% due 04/29/2013		65,600	62,016
1.840% due 11/29/2013	EUR	2,300	2,815
1.853% due 01/24/2014		$111,400	104,004
1.870% due 03/01/2013	EUR	35,921	45,540
2.026% due 01/16/2017		1,500	1,604
2.786% due 05/14/2013		$49,900	48,274
National Australia Bank Ltd.
0.726% due 01/08/2013		4,700	4,706
3.750% due 03/02/2015		25,000	26,116
5.350% due 06/12/2013		27,100	28,656
New York Life Global Funding
1.655% due 12/20/2013	EUR	2,950	3,881
4.650% due 05/09/2013		$500	528
NIBC Bank NV
2.800% due 12/02/2014		20,000	20,978
Nordea Bank AB
1.149% due 01/14/2014		22,600	22,721
Nordea Eiendomskreditt A/S
0.666% due 04/07/2014		900	900

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Pacific Life Global Funding
5.150% due 04/15/2013		$9,200	$9,616
Pricoa Global Funding I
0.353% due 01/30/2012		5,100	5,092
0.560% due 09/27/2013		3,400	3,364
Prudential Financial, Inc.
5.510% due 06/10/2013		36,200	36,402
Qatari Diar Finance QSC
5.000% due 07/21/2020		1,500	1,609
QNB Finance Ltd.
3.125% due 11/16/2015		1,000	1,002
Regions Financial Corp.
0.528% due 06/26/2012		5,000	4,905
Royal Bank of Scotland Group PLC
0.529% due 10/14/2016		1,000	713
2.625% due 05/11/2012		16,700	16,915
2.723% due 08/23/2013		23,500	23,434
3.000% due 12/09/2011		16,800	16,883
Royal Bank of Scotland NV
1.037% due 03/09/2015		1,000	720
Santander U.S. Debt S.A. Unipersonal
1.169% due 03/30/2012		31,100	30,876
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		3,000	2,974
SLM Corp.
0.483% due 10/25/2011		2,175	2,165
3.125% due 09/17/2012	EUR	700	925
5.000% due 10/01/2013		$11,700	11,459
5.050% due 11/14/2014		3,100	2,995
5.338% due 10/01/2014		560	516
5.338% due 11/01/2016		700	617
5.375% due 05/15/2014		1,000	985
5.709% due 02/01/2014		6,073	5,845
5.891% due 01/31/2014		4,400	4,192
6.071% due 11/01/2013		552	538
6.250% due 01/25/2016		10,100	9,928
Societe Generale S.A.
1.296% due 04/11/2014		30,200	27,056
Springleaf Finance Corp.
4.875% due 07/15/2012		3,200	3,000
SSIF Nevada LP
0.949% due 04/14/2014		20,000	20,014
State Bank of India
4.500% due 10/23/2014		1,000	1,024
4.500% due 07/27/2015		300	301
Stone Street Trust
5.902% due 12/15/2015		2,000	2,074
Suffield Clo Ltd.
1.737% due 09/26/2014		775	765
Svenska Handelsbanken AB
1.343% due 09/14/2012		25,000	25,179
Toronto-Dominion Bank
1.625% due 09/14/2016		6,300	6,290
Turkiye Garanti Bankasi A/S
2.751% due 04/20/2016		17,500	15,925
U.S. Bank N.A.
4.375% due 02/28/2017	EUR	4,700	5,888
Vita Capital III Ltd.
1.366% due 01/01/2012		$8,000	7,971
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020		800	788
Wachovia Corp.
0.619% due 10/15/2016		2,000	1,839
1.685% due 02/13/2014	EUR	4,200	5,435
5.060% due 05/25/2012	AUD	2,900	2,784

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Wells Fargo & Co.
7.980% due 03/29/2049		$11,800	$12,213
Wells Fargo Capital XIII
7.700% due 12/29/2049		14,500	14,573

			2,925,073

INDUSTRIALS 1.4%
ALROSA Finance S.A.
7.750% due 11/03/2020		6,800	6,477
American Airlines, Inc.
10.500% due 10/15/2012		1,100	1,115
Anglo American Capital PLC
9.375% due 04/08/2014		1,000	1,162
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		3,600	3,537
Black & Decker Corp.
5.750% due 11/15/2016		5,000	5,851
Braskem Finance Ltd.
7.250% due 06/05/2018		300	318
Cemex S.A.B. de C.V.
5.369% due 09/30/2015		12,000	7,320
Charter Communications Operating LLC
8.000% due 04/30/2012		15,150	15,453
Chesapeake Energy Corp.
7.625% due 07/15/2013		1,000	1,052
Con-way, Inc.
7.250% due 01/15/2018		10,000	11,230
CSN Resources S.A.
6.500% due 07/21/2020		3,000	3,158
DISH DBS Corp.
6.375% due 10/01/2011		18,747	18,770
6.625% due 10/01/2014		850	864
7.000% due 10/01/2013		5,000	5,212
DR Horton, Inc.
5.625% due 01/15/2016		5,000	4,888
6.500% due 04/15/2016		4,000	3,980
Ecopetrol S.A.
7.625% due 07/23/2019		1,200	1,410
El Paso Corp.
7.000% due 06/15/2017		1,095	1,233
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		5,600	5,544
6.510% due 03/07/2022		2,500	2,456
7.343% due 04/11/2013		4,600	4,767
8.146% due 04/11/2018		7,000	7,752
Georgia-Pacific LLC
7.125% due 01/15/2017		11,877	12,468
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,000	1,035
Gerdau Trade, Inc.
5.750% due 01/30/2021		2,500	2,394
Grohe Holding GmbH
4.480% due 01/15/2014	EUR	1,956	2,424
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$2,000	2,110
Harvest Operations Corp.
6.875% due 10/01/2017		3,900	3,920
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019		2,000	2,389
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,000	1,026
Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016		8,137	8,269

See Accompanying Notes	Semiannual Report	September 30, 2011	73

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Lennar Corp.
5.500% due 09/01/2014		$1,200	$1,134
5.600% due 05/31/2015		3,000	2,745
Limited Brands, Inc.
6.900% due 07/15/2017		2,000	2,105
Lyondell Chemical Co.
11.000% due 05/01/2018		14,300	15,516
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		1,500	1,523
7.450% due 07/15/2017		1,000	1,182
Masco Corp.
5.875% due 07/15/2012		2,145	2,184
MGM Resorts International
9.000% due 03/15/2020		1,800	1,879
New York Times Co.
5.000% due 03/15/2015		1,000	990
Noble Group Ltd.
4.875% due 08/05/2015		11,500	10,695
6.625% due 08/05/2020		1,100	974
6.750% due 01/29/2020		6,900	6,086
Novatek Finance Ltd.
5.326% due 02/03/2016		1,500	1,481
NXP BV
2.999% due 10/15/2013		1,478	1,436
4.355% due 10/15/2013	EUR	1,551	1,996
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		$35,900	35,900
Pearson Dollar Finance PLC
5.500% due 05/06/2013		3,000	3,194
Petrobras International Finance Co.
3.875% due 01/27/2016		1,000	1,002
5.875% due 03/01/2018		1,500	1,577
6.875% due 01/20/2040		1,500	1,598
7.875% due 03/15/2019		1,000	1,170
8.375% due 12/10/2018		2,000	2,380
Petroleos de Venezuela S.A.
5.000% due 10/28/2015		13,900	8,444
Petroleos Mexicanos
5.500% due 01/21/2021		13,300	14,098
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		1,500	1,381
Rexam PLC
6.750% due 06/01/2013		12,800	13,705
RZD Capital Ltd.
5.739% due 04/03/2017		4,000	3,994
Seagate Technology HDD Holdings
6.375% due 10/01/2011		4,000	4,010
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		500	426
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		1,500	1,405
Steel Dynamics, Inc.
7.375% due 11/01/2012		8,400	8,610
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	4,009
U.S. Airways Group, Inc.
7.125% due 04/22/2025		3,500	3,325
Vale Overseas Ltd.
4.625% due 09/15/2020		3,000	2,940
8.250% due 01/17/2034		4,000	4,912
Wesfarmers Ltd.
2.983% due 05/18/2016		8,500	8,619

			328,209

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
UTILITIES 0.4%
AES Corp.
7.375% due 07/01/2021		$5,625	$5,344
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		800	806
7.700% due 08/07/2013		3,300	3,503
8.700% due 08/07/2018		17,800	20,670
BP Capital Markets PLC
2.750% due 02/27/2012		1,700	1,715
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,400	1,582
Consolidated Natural Gas Co.
5.000% due 03/01/2014		5,000	5,396
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		1,000	1,116
Ipalco Enterprises, Inc.
5.000% due 05/01/2018		1,800	1,652
Majapahit Holding BV
7.250% due 06/28/2017		800	872
NRG Energy, Inc.
7.375% due 01/15/2017		9,650	10,000
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,000	1,006
4.750% due 02/16/2021		500	502
5.000% due 10/19/2025		1,300	1,278
Sprint Capital Corp.
8.375% due 03/15/2012		21,500	21,822
TNK-BP Finance S.A.
6.250% due 02/02/2015		1,500	1,526
6.625% due 03/20/2017		900	902
7.250% due 02/02/2020		2,600	2,632
7.875% due 03/13/2018		1,300	1,365
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	14,000	162
1.500% due 05/30/2014		39,000	441
1.850% due 07/28/2014		39,000	443
4.500% due 03/24/2014	EUR	3,300	3,537
5.050% due 11/28/2014	JPY	10,000	124
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		$200	195

			88,591

Total Corporate Bonds & Notes (Cost $3,448,183)			3,341,873

CONVERTIBLE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%
Boston Properties LP
2.875% due 02/15/2037		2,600	2,623

INDUSTRIALS 0.0%
Host Hotels & Resorts LP
2.625% due 04/15/2027		4,000	4,030

Total Convertible Bonds & Notes (Cost $6,463)			6,653

MUNICIPAL BONDS & NOTES 0.3%

CALIFORNIA 0.2%
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030		200	206

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	$700	$446
5.750% due 06/01/2047	1,900	1,342
Los Angeles, California Community College District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 08/01/2027	4,000	4,276
Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	6,300	7,388
Santa Rosa, California Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 09/01/2024	11,225	5,448
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	15,000	18,612

		37,718

NEW JERSEY 0.0%
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,350	2,430

OHIO 0.1%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	2,100	1,576
5.875% due 06/01/2047	16,000	11,245
6.000% due 06/01/2042	300	216

		13,037

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	42,500	2,997

RHODE ISLAND 0.0%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	1,200	1,200

TEXAS 0.0%
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.010% due 08/15/2021	4,500	2,754

WEST VIRGINIA 0.0%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	10,465	7,620

Total Municipal Bonds & Notes (Cost $70,911)		67,756

U.S. GOVERNMENT AGENCIES 1.6%
Fannie Mae
0.365% due 03/25/2036	830	777
0.680% due 02/25/2037	19,298	19,346
2.373% due 05/01/2035	385	406
2.605% due 05/01/2036	129	136
3.500% due 06/01/2039 - 03/01/2040	996	1,025
4.000% due 07/01/2019 - 07/01/2039	17,146	18,261
4.500% due 05/01/2023 - 08/01/2024	106,688	113,794
5.410% due 01/13/2023	6,165	6,719

74	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
0.459% due 02/15/2019	$13,727	$13,766
0.499% due 01/15/2037	129	128
0.500% due 08/23/2013	23,000	22,965
0.579% due 12/15/2030	7	7
0.629% due 11/15/2016 - 03/15/2017	61	61
2.469% due 01/01/2034	2	2
2.631% due 06/01/2033	444	468
2.919% due 01/01/2034	683	724
5.000% due 01/15/2018 - 08/15/2020	2,462	2,559
Ginnie Mae
0.529% due 01/16/2031	35	35
4.000% due 08/15/2039 - 10/01/2041	81,000	86,695
NCUA Guaranteed Notes
0.674% due 10/07/2020	14,206	14,228
0.784% due 12/08/2020	54,654	54,990
Small Business Administration
5.902% due 02/10/2018	3,949	4,486

Total U.S. Government Agencies (Cost $358,602)		361,578

U.S. TREASURY OBLIGATIONS 104.3%
U.S. Treasury Bonds
8.000% due 11/15/2021	19,100	29,880
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (e)(g)(h)	1,258,894	1,300,497
0.500% due 04/15/2015	798,510	831,011
0.625% due 04/15/2013	120,761	122,977
0.625% due 04/15/2013 (e)(h)	151,792	154,579
0.625% due 07/15/2021 (g)(h)	1,171,040	1,223,646
1.125% due 01/15/2021	378,730	413,999
1.250% due 04/15/2014	547,791	573,982
1.250% due 07/15/2020 (g)(h)	2,132,079	2,357,613
1.375% due 07/15/2018	81,401	90,335
1.375% due 01/15/2020	482,724	538,048
1.625% due 01/15/2015	648,956	698,388
1.625% due 01/15/2018	411,675	461,108
1.750% due 01/15/2028	32,031	37,169
1.875% due 07/15/2013 (e)(g)	1,276,962	1,337,219
1.875% due 07/15/2015 (e)(g)(h)	1,362,078	1,495,732
1.875% due 07/15/2019	366,667	422,612
1.875% due 07/15/2019 (h)	317,457	365,894
2.000% due 04/15/2012	543,252	548,388
2.000% due 04/15/2012 (e)(h)	283,707	286,389
2.000% due 01/15/2014 (e)(g)	1,491,471	1,584,105
2.000% due 07/15/2014 (e)(g)(h)	1,689,278	1,817,691
2.000% due 01/15/2016 (e)(g)	998,156	1,109,514
2.000% due 01/15/2016 (g)	107,463	119,452
2.000% due 01/15/2026	11,384	13,550
2.125% due 01/15/2019	167,851	195,757
2.125% due 01/15/2019 (g)(h)	278,875	325,238

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
2.125% due 02/15/2041		$83,442	$107,002
2.375% due 01/15/2017		300,845	346,066
2.375% due 01/15/2025		35,240	43,599
2.375% due 01/15/2027		16,694	20,908
2.500% due 07/15/2016		1,007	1,157
2.500% due 07/15/2016 (g)(h)		1,125,919	1,293,752
2.500% due 01/15/2029 (g)		29,998	38,551
2.625% due 07/15/2017 (g)		1,377,225	1,623,296
3.000% due 07/15/2012		701,669	721,513
3.625% due 04/15/2028		3,911	5,635
3.875% due 04/15/2029		16,630	25,057
U.S. Treasury Notes
0.375% due 07/31/2013 (h)		750,000	751,846
0.500% due 11/30/2012		1,900	1,907
0.625% due 06/30/2012		44,900	45,061
1.500% due 08/31/2018		100,000	100,625
3.125% due 05/15/2021		38,800	43,141
3.625% due 02/15/2021 (g)		50,000	57,852
4.875% due 02/15/2012		68,000	69,205

Total U.S. Treasury Obligations (Cost $23,370,416)			23,750,946

MORTGAGE-BACKED SECURITIES 4.7%
Adjustable Rate Mortgage Trust
2.871% due 09/25/2035		3,238	2,288
5.326% due 10/25/2035		4,853	4,096
American Home Mortgage Assets
0.425% due 05/25/2046		408	210
1.162% due 11/25/2046		9,884	4,281
American Home Mortgage Investment Trust
2.037% due 09/25/2045		1,907	1,520
Arran Residential Mortgages Funding PLC
2.735% due 05/16/2047	EUR	7,023	9,385
2.735% due 11/19/2047		3,446	4,612
2.985% due 11/19/2047		24,300	32,430
Banc of America Funding Corp.
0.520% due 05/20/2035		$470	245
2.733% due 02/20/2036		4,561	3,959
5.563% due 05/20/2036		2,226	1,942
5.747% due 01/20/2047		842	567
Banc of America Large Loan, Inc.
0.739% due 08/15/2029		14,622	13,568
1.979% due 11/15/2015		32,561	29,069
5.671% due 02/17/2051		8,100	8,889
Banc of America Mortgage Securities, Inc.
2.831% due 03/25/2035		1,406	1,119
2.861% due 07/25/2035		3,424	2,684
5.070% due 12/25/2034		3,933	3,358
5.121% due 01/25/2035		134	128
6.500% due 09/25/2033		31	33
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.395% due 06/10/2049		4,569	4,449
5.492% due 02/10/2051		10,140	10,645
5.634% due 04/10/2049		1,401	1,423
5.801% due 06/10/2049		7,100	7,503
5.889% due 07/10/2044		600	649
5.916% due 02/10/2051		7,100	7,509
5.921% due 05/10/2045		9,700	10,673

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BCAP LLC Trust
0.405% due 01/25/2037 (a)	$3,243	$1,617
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/2035	3,321	3,095
2.400% due 08/25/2035	8,387	7,735
2.604% due 05/25/2033	116	110
2.710% due 03/25/2035	16,064	14,975
2.727% due 10/25/2035	3,000	2,486
2.731% due 03/25/2035	3,543	3,354
3.066% due 01/25/2035	8,663	7,411
4.860% due 07/25/2034	3,199	3,059
5.653% due 02/25/2036	1,114	663
Bear Stearns Alt-A Trust
0.395% due 02/25/2034	1,856	1,363
2.388% due 09/25/2034	1,044	746
2.772% due 09/25/2035	940	638
Chase Mortgage Finance Corp.
2.517% due 03/25/2037	4,611	3,442
4.625% due 02/25/2034	894	911
5.374% due 12/25/2035	8,335	7,643
5.500% due 12/25/2022	4,338	4,317
5.893% due 09/25/2036	3,882	3,494
Citigroup Commercial Mortgage Trust
5.886% due 12/10/2049	914	989
Citigroup Mortgage Loan Trust, Inc.
2.100% due 08/25/2035	918	826
2.370% due 08/25/2035	5,405	4,936
2.450% due 08/25/2035	5,632	4,689
2.660% due 10/25/2035	4,701	3,714
2.660% due 12/25/2035	1,247	1,076
2.670% due 03/25/2036	576	444
2.775% due 12/25/2035	910	444
5.323% due 08/25/2035	3,152	2,949
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	2,300	2,318
5.886% due 11/15/2044	3,600	3,880
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	1,019	725
Commercial Mortgage Pass-Through Certificates
0.319% due 06/15/2022	548	525
0.329% due 12/15/2020	2,013	1,958
3.156% due 07/10/2046	14,736	14,916
6.008% due 12/10/2049	3,680	3,990
Countrywide Alternative Loan Trust
0.405% due 05/25/2047	9,422	5,843
0.410% due 02/20/2047	11,085	5,400
0.415% due 05/25/2047	4,497	2,458
0.426% due 12/20/2046	917	459
0.445% due 07/25/2046	372	226
0.515% due 12/25/2035	574	364
1.242% due 12/25/2035	1,624	946
5.590% due 11/25/2035	1,168	643
5.750% due 03/25/2037	1,080	736
6.500% due 08/25/2032	2,541	2,524
Countrywide Home Loan Mortgage Pass-Through Trust
0.555% due 03/25/2035	184	111
0.575% due 06/25/2035	3,937	3,420
2.699% due 04/20/2035	2,522	2,288
2.776% due 09/25/2033	2,001	1,774
4.750% due 07/25/2014	98	99
4.922% due 11/20/2034	1,026	925
5.096% due 10/20/2035	1,159	776
5.500% due 11/25/2035	902	836
5.500% due 04/25/2038	2,699	2,535
5.631% due 09/25/2047	2,530	1,710

See Accompanying Notes	Semiannual Report	September 30, 2011	75

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Credit Suisse First Boston Mortgage Securities Corp.
2.451% due 04/25/2034		$6,886	$6,213
Credit Suisse Mortgage Capital Certificates
0.299% due 02/15/2022		1,579	1,517
5.903% due 06/15/2039		3,878	3,926
Deutsche ALT-A Securities, Inc.
0.335% due 10/25/2036		388	147
5.500% due 12/25/2035		1,464	1,061
Deutsche Mortgage Securities, Inc.
5.242% due 06/26/2035		9,816	9,064
European Loan Conduit
1.685% due 05/15/2019	EUR	3,430	3,871
Eurosail PLC
2.356% due 10/17/2040		7,883	9,423
Extended Stay America Trust
2.950% due 11/05/2027		$13,590	13,414
First Horizon Asset Securities, Inc.
5.000% due 10/25/2020		330	335
5.000% due 03/25/2035		502	501
5.260% due 10/25/2035		977	829
Gosforth Funding PLC
2.283% due 04/24/2047	GBP	19,500	30,289
Granite Master Issuer PLC
0.270% due 12/20/2054		$9,253	8,777
0.280% due 12/20/2054		5,410	5,131
0.320% due 12/20/2054		2,385	2,262
0.430% due 12/20/2054		4,213	3,996
1.546% due 12/20/2054	EUR	2,700	3,426
1.626% due 12/20/2054		5,771	7,330
Granite Mortgages PLC
0.651% due 01/20/2044		$1,098	1,048
0.751% due 07/20/2043		4,749	4,529
1.815% due 06/20/2044	EUR	548	696
1.988% due 01/20/2044		1,098	1,399
Greenpoint Mortgage Funding Trust
0.315% due 10/25/2046		$630	581
Greenwich Capital Commercial Funding Corp.
0.362% due 11/05/2021		659	632
GS Mortgage Securities Corp.
1.142% due 03/06/2020		1,818	1,806
1.317% due 03/06/2020		10,000	9,933
1.535% due 03/06/2020		35,275	35,003
3.849% due 12/10/2043		9,525	9,804
4.592% due 08/10/2043		1,400	1,462
5.162% due 12/10/2043		10,000	10,817
5.560% due 11/10/2039		2,379	2,525
GSR Mortgage Loan Trust
2.738% due 09/25/2035		15,258	14,102
2.738% due 11/25/2035		4,507	3,984
2.756% due 09/25/2035		2,705	2,511
2.795% due 01/25/2036		10,884	8,012
5.211% due 11/25/2035		8,217	6,970
5.252% due 11/25/2035		860	651
Harborview Mortgage Loan Trust
0.410% due 07/19/2046		12,948	7,020
0.450% due 05/19/2035		1,736	1,070
0.480% due 01/19/2036		3,958	2,409
5.350% due 08/19/2036 (a)		1,977	1,319
Holmes Master Issuer PLC
2.955% due 10/15/2054	EUR	10,500	14,072
Homebanc Mortgage Trust
0.415% due 12/25/2036		$1,138	738
0.505% due 10/25/2035		6,534	4,265
5.694% due 04/25/2037		1,001	806

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Indymac IMSC Mortgage Loan Trust
0.415% due 07/25/2047	$5,179	$2,532
Indymac Index Mortgage Loan Trust
0.425% due 09/25/2046	8,697	4,853
2.586% due 10/25/2034	1,552	1,349
4.933% due 09/25/2035	991	762
5.194% due 06/25/2035	987	687
JPMorgan Chase Commercial Mortgage Securities Corp.
3.341% due 07/15/2046	2,900	2,896
3.673% due 02/16/2046	6,200	6,283
3.853% due 06/15/2043	4,481	4,660
5.298% due 05/15/2047	2,300	2,309
5.336% due 05/15/2047	110	114
5.429% due 12/12/2043	9,790	10,474
5.440% due 06/12/2047	730	762
5.794% due 02/12/2051	9,500	10,294
JPMorgan Mortgage Trust
2.742% due 07/25/2034	682	591
4.991% due 07/25/2035	763	654
5.148% due 06/25/2035	1,381	1,332
5.179% due 06/25/2035	3,148	3,016
5.314% due 07/27/2037	1,231	940
5.333% due 07/25/2035	1,155	1,109
5.370% due 11/25/2035	1,501	1,356
5.710% due 06/25/2036	4,497	3,908
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	3,750	3,976
5.430% due 02/15/2040	2,525	2,606
5.661% due 03/15/2039	9,810	10,761
5.866% due 09/15/2045	2,000	2,157
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.349% due 09/15/2021	913	899
Luminent Mortgage Trust
0.405% due 12/25/2036	6,703	3,718
0.435% due 10/25/2046	2,256	1,375
MASTR Adjustable Rate Mortgages Trust
0.475% due 05/25/2037	961	416
Merrill Lynch Alternative Note Asset
0.535% due 03/25/2037	1,530	536
4.976% due 06/25/2037 (a)	1,250	575
Merrill Lynch Mortgage Investors, Inc.
0.445% due 02/25/2036	8,036	5,377
2.618% due 06/25/2035	2,112	1,749
2.837% due 05/25/2034	754	695
5.272% due 09/25/2035	984	850
5.418% due 12/25/2035	766	635
Merrill Lynch Mortgage Trust
5.854% due 05/12/2039	10,170	11,274
5.918% due 06/12/2050	2,908	2,937
6.022% due 06/12/2050	5,000	5,276
Merrill Lynch Mortgage-Backed Securities Trust
5.334% due 04/25/2037	5,116	3,482
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	2,200	2,281
MLCC Mortgage Investors, Inc.
1.653% due 10/25/2035	5,159	4,486
5.580% due 05/25/2036	5,765	5,374
Morgan Stanley Capital
5.447% due 02/12/2044	3,470	3,739
5.450% due 10/28/2033	810	770
5.610% due 04/15/2049	6,513	6,734
6.080% due 06/11/2049	11,335	12,077
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035	1,301	1,276

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Morgan Stanley Re-REMIC Trust
5.984% due 08/12/2045		$3,300	$3,617
5.984% due 08/15/2045		4,700	5,151
OBP Depositor LLC Trust
4.646% due 07/15/2045		2,000	2,140
Opera Finance PLC
1.063% due 04/25/2017	GBP	2,966	4,081
Opteum Mortgage Acceptance Corp.
0.495% due 07/25/2035		$396	361
Permanent Master Issuer PLC
2.905% due 07/15/2042	EUR	13,000	17,379
RBSCF Trust
5.305% due 01/16/2049		$3,100	3,117
RBSSP Resecuritization Trust
2.665% due 12/26/2036		5,650	5,602
Residential Accredit Loans, Inc.
0.535% due 08/25/2035		2,444	1,366
3.105% due 08/25/2035 (a)		681	307
5.714% due 02/25/2036 (a)		830	380
Residential Asset Securitization Trust
0.685% due 12/25/2036 (a)		1,658	525
5.000% due 08/25/2019		697	697
6.250% due 10/25/2036 (a)		2,066	1,352
Residential Funding Mortgage Securities
3.033% due 09/25/2035		3,605	2,302
5.267% due 06/25/2035		1,459	1,252
6.500% due 03/25/2032		1,378	1,436
Securitized Asset Sales, Inc.
2.805% due 11/26/2023		51	47
Sequoia Mortgage Trust
0.580% due 10/19/2026		139	120
2.436% due 01/20/2047		2,220	1,540
Structured Adjustable Rate Mortgage Loan Trust
0.555% due 10/25/2035		2,872	1,731
2.476% due 04/25/2035		6,249	4,452
5.803% due 02/25/2036		967	636
Structured Asset Mortgage Investments, Inc.
0.425% due 06/25/2036		902	549
0.455% due 05/25/2046		5,527	2,064
0.480% due 07/19/2035		4,327	3,637
Structured Asset Securities Corp.
0.285% due 05/25/2036		5	5
2.655% due 10/25/2035		1,983	1,574
Thornburg Mortgage Securities Trust
0.335% due 03/25/2037		10,136	9,934
0.345% due 11/25/2046		649	646
0.365% due 06/25/2037		17,358	16,783
5.419% due 07/25/2036		55,122	53,052
6.153% due 09/25/2037		11,917	11,638
Vornado DP LLC
4.004% due 09/13/2028		9,000	9,097
Wachovia Bank Commercial Mortgage Trust
0.309% due 06/15/2020		12,610	11,070
0.319% due 09/15/2021		32,071	30,949
5.088% due 08/15/2041		10,935	11,632
5.418% due 01/15/2045		290	313
Wachovia Mortgage Loan Trust LLC
5.088% due 08/20/2035		3,319	2,841
WaMu Mortgage Pass-Through Certificates
0.495% due 11/25/2045		10,299	8,000
0.982% due 01/25/2047		6,633	3,534
1.002% due 04/25/2047		9,781	6,553
1.052% due 12/25/2046		2,728	1,797
1.222% due 06/25/2046		434	313
1.242% due 08/25/2046		1,565	991
1.442% due 11/25/2042		420	345

76	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
1.742% due 11/25/2046		$2,103	$1,503
2.508% due 09/25/2035		3,800	2,656
2.576% due 04/25/2035		3,200	2,616
2.665% due 12/25/2036		9,588	6,127
2.838% due 07/25/2046		16,116	11,156
2.850% due 05/25/2046		301	199
5.585% due 02/25/2037		8,699	6,082
5.837% due 09/25/2036		4,376	3,179
5.952% due 08/25/2046		8,000	6,638
Wells Fargo Mortgage-Backed Securities Trust
2.702% due 04/25/2036		2,457	2,235
2.716% due 09/25/2034		2,522	2,416
2.723% due 07/25/2035		4,223	3,879
2.731% due 03/25/2036		11,021	8,890
2.738% due 01/25/2035		1,338	1,141
2.771% due 04/25/2036		2,473	1,959
2.795% due 03/25/2036		433	350
5.053% due 03/25/2036		1,770	1,699
5.203% due 10/25/2035		6,334	5,826
5.500% due 05/25/2022		4,131	4,058
5.500% due 12/25/2035		2,428	2,421
5.617% due 04/25/2036		6,200	5,796

Total Mortgage-Backed Securities (Cost $1,082,367)			1,061,067

ASSET-BACKED SECURITIES 2.6%
ACE Securities Corp.
0.295% due 10/25/2036		57	16
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		1,272	1,234
Ameriquest Mortgage Securities, Inc.
0.435% due 08/25/2035		634	595
AMMC CDO
0.537% due 05/03/2018		3,375	3,258
ARES CLO Ltd.
0.521% due 04/20/2017		1,917	1,861
0.564% due 03/12/2018		17,403	16,867
Asset-Backed Funding Certificates
0.585% due 06/25/2034		8,164	5,834
Avery Point CLO Ltd.
0.830% due 12/17/2015		459	448
Babson CLO Ltd.
0.525% due 11/10/2019		8,511	7,861
0.717% due 06/15/2016		930	903
Bear Stearns Asset-Backed Securities Trust
0.285% due 11/25/2036		96	93
0.315% due 10/25/2036		176	169
0.755% due 07/25/2035		1,015	967
1.235% due 10/25/2037		3,683	2,213
Blackrock Senior Income Series Corp.
0.491% due 04/20/2019		2,491	2,284
Carrington Mortgage Loan Trust
0.335% due 06/25/2037		2,727	2,437
Chester Asset Receivables Dealings
2.335% due 01/15/2014	EUR	24,800	33,204
Citibank Omni Master Trust
2.329% due 05/16/2016		$84,100	84,829
2.979% due 08/15/2018		54,800	57,380
Citigroup Mortgage Loan Trust, Inc.
0.315% due 01/25/2037		167	116
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		961	1,022
Countrywide Asset-Backed Certificates
0.385% due 02/25/2037		5,472	3,368
0.485% due 04/25/2036		5,593	4,752

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
0.525% due 08/25/2036		$2,400	$698
5.450% due 04/25/2036		4,189	3,862
5.481% due 04/25/2036		2,955	2,726
Cumberland CLO Ltd.
0.525% due 11/10/2019		7,885	7,536
Denali Capitala CLO Ltd.
0.726% due 08/23/2016		1,071	1,053
Driver One GmbH
2.247% due 09/21/2014	EUR	532	714
Dryden Leveraged Loan CDO
0.548% due 05/22/2017		$6,919	6,575
0.895% due 12/22/2015		408	402
1.954% due 08/08/2022	EUR	8,000	9,946
Duane Street CLO
0.519% due 11/08/2017		$14,653	13,813
Equity One ABS, Inc.
0.535% due 04/25/2034		47	33
First Franklin Mortgage Loan Asset-Backed Certificates
0.285% due 11/25/2036		50	50
0.615% due 09/25/2035		715	670
Ford Auto Securitization Trust
1.926% due 06/15/2013	CAD	3,022	2,889
2.296% due 07/15/2014		13,600	13,191
Galaxy CLO Ltd.
0.493% due 04/25/2019		$4,932	4,577
Globaldrive BV
2.946% due 04/20/2018	EUR	155	209
Grayston CLO Ltd.
0.666% due 08/15/2016		$555	544
GSAA Trust
0.535% due 03/25/2037		1,615	776
GSAMP Trust
0.605% due 03/25/2047		2,500	855
Harbourmaster CLO Ltd.
1.788% due 06/15/2020	EUR	1,959	2,444
Harvest CLO S.A.
2.228% due 03/29/2017		2,237	2,881
HSBC Home Equity Loan Trust
1.030% due 11/20/2036		$85	85
HSI Asset Securitization Corp. Trust
0.285% due 10/25/2036		97	66
0.505% due 02/25/2036		2,381	1,080
Hudson Straits CLO Ltd.
0.629% due 10/15/2016		903	885
Illinois Student Assistance Commission
0.733% due 04/25/2017		10,789	10,762
ING Investment Management
0.596% due 12/01/2017		1,739	1,677
Jubilee CDO BV
2.016% due 10/15/2019	EUR	6,717	8,721
Katonah Ltd.
0.733% due 05/18/2015		$2,006	1,943
0.905% due 02/20/2015		389	384
Landmark CDO Ltd.
0.626% due 06/01/2017		5,387	5,147
Lightpoint CLO Ltd.
1.286% due 02/15/2014		1,913	1,890
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	9,141	12,283
Merrill Lynch Mortgage Investors, Inc.
0.305% due 07/25/2037		$103	101
Morgan Stanley ABS Capital
0.295% due 05/25/2037		2,397	2,046
Morgan Stanley Home Equity Loan Trust
0.705% due 12/25/2034		1,400	1,239

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Morgan Stanley IXIS Real Estate Capital Trust
0.285% due 11/25/2036		$10	$3
Morgan Stanley Mortgage Loan Trust
0.595% due 04/25/2037		1,452	562
Mountain View Funding CLO
0.509% due 04/15/2019		1,488	1,408
MSIM Peconic Bay Ltd.
0.531% due 07/20/2019		3,200	3,023
Nationstar Home Equity Loan Trust
0.355% due 04/25/2037		66	65
Navigare Funding CLO Ltd.
0.558% due 05/20/2019		6,038	5,768
Navigator CDO Ltd.
5.601% due 11/15/2015		1,447	1,451
NYLIM Flatiron CLO Ltd.
0.581% due 10/20/2016		1,037	1,012
Octagon Investment Partners Ltd.
0.619% due 11/28/2018		4,900	4,586
0.687% due 12/02/2016		1,904	1,808
Option One Mortgage Loan Trust
0.635% due 02/25/2035		1,388	1,143
Pacifica CDO Ltd.
0.513% due 01/26/2020		4,782	4,482
0.636% due 02/15/2017		3,329	3,233
0.728% due 05/13/2016		1,482	1,435
Park Place Securities, Inc.
0.495% due 09/25/2035		401	348
0.885% due 10/25/2034		2,500	1,834
Popular ABS Mortgage Pass-Through Trust
0.665% due 06/25/2035		6,300	4,300
Premium Loan Trust Ltd.
0.633% due 10/25/2014		365	361
Sherwood Castle Funding PLC
1.098% due 06/15/2016	GBP	1,000	1,492
SLC Student Loan Trust
4.750% due 06/15/2033		$19,670	19,696
SLM Student Loan Trust
2.350% due 04/15/2039		2,377	2,401
3.200% due 05/16/2044		2,861	2,920
3.479% due 05/16/2044		17,222	17,951
3.500% due 08/17/2043		60,127	59,761
4.500% due 11/16/2043		6,105	5,842
6.229% due 07/15/2042		86,577	81,157
Soundview Home Equity Loan Trust
0.295% due 11/25/2036		741	200
0.375% due 12/25/2036		2,000	1,634
Stanfield Carrera CLO Ltd.
0.827% due 03/15/2015		1,210	1,182
Structured Asset Investment Loan Trust
0.595% due 10/25/2035		2,013	1,408
Volkswagen Car Lease
1.977% due 02/21/2017	EUR	738	989
Wind River CLO Ltd.
0.680% due 12/19/2016		$9,249	8,850

Total Asset-Backed Securities (Cost $613,915)			598,769

SOVEREIGN ISSUES 6.2%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	36,200	39,326
3.000% due 09/20/2025		189,300	222,475
4.000% due 08/20/2015		70,000	120,286
4.000% due 08/20/2020		127,700	220,194
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2014	BRL	34,558	39,359

See Accompanying Notes	Semiannual Report	September 30, 2011	77

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Canada Government Bond
4.250% due 12/01/2021 (c)	CAD	26,002	$34,812
Canada Housing Trust No. 1
2.450% due 12/15/2015		26,100	25,812
Export-Import Bank of Korea
0.466% due 10/04/2011		$15,200	15,200
4.000% due 01/29/2021		2,000	1,862
Instituto de Credito Oficial
4.500% due 03/07/2013	GBP	6,400	9,923
Italy Buoni Poliennali Del Tesoro
1.850% due 09/15/2012 (c)	EUR	49,092	65,461
2.100% due 09/15/2016 (c)		55,139	68,095
2.100% due 09/15/2021 (c)		163,777	179,037
2.600% due 09/15/2023 (c)		87,274	95,427
New South Wales Treasury Corp.
2.750% due 11/20/2025 (c)	AUD	5,800	6,533
Province of Quebec Canada
2.750% due 08/25/2021		$25,900	25,757
Republic of Germany
3.250% due 01/04/2020	EUR	4,800	7,223
United Kingdom Gilt
1.875% due 11/22/2022 (c)	GBP	64,216	123,943
4.750% due 12/07/2030		54,500	103,736

Total Sovereign Issues (Cost $1,457,187)			1,404,461

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		8,200	8,471

Total Convertible Preferred Securities (Cost $8,200)			8,471

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 12/31/2049		7,750	5,190
Citigroup Capital XIII
7.875% due 10/30/2040		80,000	2,113
GMAC Capital Trust I
8.125% due 02/15/2040		500,000	9,031

Total Preferred Securities (Cost $21,791)			16,334

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 12.6%

CERTIFICATES OF DEPOSIT 1.2%
Abbey National Treasury Services PLC
1.687% due 06/10/2013	$27,800	$28,272
Banco Bradesco S.A.
0.000% due 03/23/2012 (l)	26,800	26,735
1.955% due 01/24/2013	34,150	34,440
Banco do Brasil S.A.
0.000% due 11/15/2011	40,800	40,737
Barclays Bank PLC
1.449% due 12/16/2011	42,600	42,672
BNP Paribas
0.677% due 03/02/2012	4,800	4,802
Itau Unibanco Holding S.A.
0.000% due 01/17/2012	50,000	49,804
0.000% due 03/02/2012	13,900	13,816
Royal Bank of Scotland Group PLC
1.624% due 10/15/2012	28,400	28,409

		269,687

COMMERCIAL PAPER 0.1%
Vodafone Group PLC
0.880% due 01/19/2012	37,000	36,948

REPURCHASE AGREEMENTS 0.2%
Banc of America Securities LLC
0.090% due 10/03/2011	33,000	33,000
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 0.500% due 08/15/2014 valued at $33,698. Repurchase proceeds are $33,000.)
State Street Bank and Trust Co.
0.010% due 10/03/2011	12,464	12,464
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $12,716. Repurchase proceeds are $12,464.)

		45,464

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
SHORT-TERM NOTES 0.1%
Banco Santander Brazil S.A.
2.596% due 12/29/2011		$800	$798
2.596% due 12/28/2011		7,300	7,278
Pacific Gas & Electric Co.
0.826% due 10/11/2011		7,300	7,300

			15,376

JAPAN TREASURY BILLS 2.1%
0.094% due 10/17/2011	JPY	36,660,000	475,284

U.S. TREASURY BILLS 4.8%
0.018% due 10/13/2011 - 05/31/2012 (b)(e)(f)(h)		$1,089,357	1,089,176

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 4.1%
		93,226,769	933,480

Total Short-Term Instruments (Cost $2,853,216)			2,865,415

PURCHASED OPTIONS (j) 0.1%
(Cost $28,534)			20,976

Total Investments 147.6% (Cost $33,448,385)			$33,626,060

Written Options (k) (0.3%) (Premiums $77,872)			(78,420)

Other Assets and Liabilities (Net) (47.3%)			(10,766,928)

Net Assets 100.0%			$22,780,712

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $512,734 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	Securities with an aggregate market value of $9,359 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2011.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $3,252,250 at a weighted average interest rate of 0.145%. On September 30, 2011, securities valued at $7,365,981 were pledged as collateral for reverse repurchase agreements.

78	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

(h)	Securities with an aggregate market value of $77,666 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2013	1,773	$57
90-Day Euribor March Futures	Long	03/2014	373	215
90-Day Euribor September Futures	Long	09/2013	1,033	104
90-Day Eurodollar December Futures	Long	12/2013	13,691	16,910
90-Day Eurodollar June Futures	Long	06/2013	2,694	4,085
90-Day Eurodollar March Futures	Long	03/2013	7,107	9,343
90-Day Eurodollar September Futures	Long	09/2013	5,579	7,639
Brent Crude December Futures	Short	11/2012	100	57
Brent Crude December Futures	Long	11/2013	100	(49)
Corn December Futures	Short	12/2011	982	2,615
Euro-Bobl December Futures	Long	12/2011	175	(43)
Euro-Bund 10-Year Bond December Futures	Long	12/2011	1,603	2,143
Euro-Mill Wheat November Futures	Long	11/2011	1,404	(2,521)
Euro-Rapeseed November Futures	Long	11/2011	133	(99)
Gold 100 oz. December Futures	Long	12/2011	1,549	(31,287)
Nickel October Futures	Short	10/2011	49	1,093
Robusta Coffee November Futures	Long	11/2011	257	(1,030)
Soybean Meal December Futures	Long	12/2011	240	(680)
Soybean November Futures	Long	11/2011	393	(3,989)
U.S. Treasury 10-Year Note December Futures	Long	12/2011	10,222	6,508
Wheat December Futures	Short	12/2011	369	1,679
Wheat July Futures	Long	07/2012	762	(3,630)
Wheat May Futures	Short	05/2012	762	3,705
White Sugar December Futures	Long	11/2011	132	(318)
WTI Crude December Futures	Short	11/2011	801	6,389
WTI Crude March Futures	Long	02/2012	801	(6,595)
Zinc October Futures	Long	10/2011	22	(187)

				$12,114

(i)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	0.556%	$	5,000	$(120)	$0	$(120)
Consolidated Natural Gas Co.	UAG	(0.590%	)	03/20/2014	0.399%		1,000	(5)	0	(5)
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	3.663%		10,000	988	0	988
DISH DBS Corp.	BRC	(3.100%	)	12/20/2011	1.688%		1,000	(4)	0	(4)
DISH DBS Corp.	CBK	(3.650%	)	12/20/2013	2.912%		5,000	(86)	0	(86)
DISH DBS Corp.	GST	(3.200%	)	12/20/2011	1.688%		2,000	(9)	0	(9)
DR Horton, Inc.	BPS	(1.000%	)	03/20/2016	3.468%		5,000	493	261	232
DR Horton, Inc.	BPS	(1.000%	)	06/20/2016	3.567%		4,000	428	215	213
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	1.979%		4,000	27	85	(58)
International Lease Finance Corp.	BOA	(5.000%	)	09/20/2013	7.343%		1,700	67	(55)	122
International Lease Finance Corp.	BRC	(1.540%	)	12/20/2013	7.624%		8,000	937	0	937
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	7.624%		1,700	197	0	197
International Lease Finance Corp.	GST	(5.000%	)	03/20/2012	5.565%		5,000	4	(137)	141
Lennar Corp.	BPS	(5.000%	)	06/20/2015	5.131%		3,000	7	(92)	99
Lennar Corp.	DUB	(5.000%	)	09/20/2014	4.647%		1,200	(14)	(40)	26
Limited Brands, Inc.	MYC	(3.113%	)	09/20/2017	2.803%		2,000	(35)	0	(35)
Macy’s Retail Holdings, Inc.	DUB	(2.110%	)	09/20/2017	1.836%		1,000	(16)	0	(16)
Macy’s Retail Holdings, Inc.	JPM	(2.000%	)	03/20/2012	0.565%		1,500	(11)	0	(11)
Masco Corp.	BRC	(1.000%	)	09/20/2012	2.198%		2,145	24	48	(24)
New York Times Co.	BRC	(1.000%	)	03/20/2015	3.052%		1,000	67	58	9
Pearson Dollar Finance PLC	CBK	(0.570%	)	06/20/2013	0.431%		1,500	(4)	0	(4)
Pearson Dollar Finance PLC	SOG	(0.900%	)	06/20/2013	0.431%		1,500	(13)	0	(13)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.683%		800	(11)	0	(11)
Rexam PLC	CBK	(1.450%	)	06/20/2013	0.683%		12,000	(165)	0	(165)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	6.116%		1,000	94	(2)	96
Royal Bank of Scotland Group PLC	UAG	(1.000%	)	12/20/2016	8.299%		800	235	66	169
Tate & Lyle International Finance PLC	BRC	(1.150%	)	06/20/2016	0.999%		3,500	(25)	0	(25)

								$3,050	$407	$2,643

See Accompanying Notes	Semiannual Report	September 30, 2011	79

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	JPM	1.000%	09/20/2016	0.973%	$	20,000	$34	$146	$(112)
Australia Government Bond	RYL	1.000%	09/20/2016	0.973%		5,000	9	37	(28)
BP Capital Markets America, Inc.	CBK	5.000%	06/20/2015	1.386%		250	33	5	28
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	1.420%		900	124	15	109
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.743%		16,300	(429)	(174)	(255)
Brazil Government International Bond	DUB	1.000%	06/20/2020	2.275%		7,300	(689)	(213)	(476)
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.743%		30,100	(792)	(329)	(463)
Brazil Government International Bond	HUS	1.000%	06/20/2020	2.275%		11,600	(1,096)	(339)	(757)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.743%		7,000	(185)	(80)	(105)
Brazil Government International Bond	RYL	1.000%	06/20/2015	1.743%		19,600	(516)	(263)	(253)
Egypt Government International Bond	CBK	1.000%	03/20/2016	4.574%		1,500	(211)	(183)	(28)
Egypt Government International Bond	DUB	1.000%	03/20/2016	4.574%		1,700	(239)	(205)	(34)
Egypt Government International Bond	JPM	1.000%	03/20/2016	4.574%		1,500	(211)	(185)	(26)
Egypt Government International Bond	MYC	1.000%	03/20/2016	4.574%		8,600	(1,208)	(1,050)	(158)
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	1.152%		1,000	(7)	(7)	0
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	1.152%		4,000	(25)	(32)	7
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	1.152%		2,400	(15)	(19)	4
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.152%		7,500	(47)	(50)	3
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	1.188%		1,000	(8)	(8)	0
France Government Bond	BOA	0.250%	12/20/2015	1.713%		40,500	(2,365)	(984)	(1,381)
France Government Bond	CBK	0.250%	06/20/2015	1.645%		4,600	(228)	(97)	(131)
France Government Bond	CBK	0.250%	12/20/2015	1.713%		4,100	(240)	(113)	(127)
France Government Bond	CBK	0.250%	06/20/2016	1.792%		7,800	(531)	(337)	(194)
France Government Bond	CBK	0.250%	09/20/2016	1.825%		15,600	(1,135)	(898)	(237)
France Government Bond	JPM	0.250%	12/20/2015	1.713%		24,600	(1,437)	(495)	(942)
France Government Bond	MYC	0.250%	06/20/2016	1.792%		48,900	(3,327)	(2,144)	(1,183)
France Government Bond	RYL	0.250%	12/20/2015	1.713%		23,300	(1,360)	(452)	(908)
General Electric Capital Corp.	UAG	1.000%	12/20/2012	2.483%		18,300	(321)	(209)	(112)
Goldman Sachs Group, Inc.	DUB	1.000%	09/20/2012	3.097%		15,400	(305)	(166)	(139)
Japan Government International Bond	BOA	1.000%	12/20/2015	1.312%		17,500	(215)	383	(598)
Japan Government International Bond	CBK	1.000%	06/20/2016	1.393%		5,600	(97)	(1)	(96)
Japan Government International Bond	DUB	1.000%	12/20/2015	1.312%		3,100	(39)	64	(103)
Japan Government International Bond	GST	1.000%	12/20/2015	1.312%		31,200	(384)	660	(1,044)
Japan Government International Bond	HUS	1.000%	06/20/2016	1.393%		9,100	(157)	(4)	(153)
Japan Government International Bond	JPM	1.000%	12/20/2015	1.312%		44,600	(548)	983	(1,531)
Japan Government International Bond	RYL	1.000%	12/20/2015	1.312%		12,100	(149)	272	(421)
Merrill Lynch & Co., Inc.	BRC	1.000%	09/20/2012	5.102%		300	(12)	(10)	(2)
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2012	5.102%		18,500	(711)	(514)	(197)
MetLife, Inc.	BOA	1.000%	09/20/2013	2.582%		1,300	(39)	(63)	24
MetLife, Inc.	SOG	1.000%	09/20/2013	2.582%		11,500	(343)	(538)	195
Morgan Stanley	JPM	1.000%	09/20/2012	5.429%		15,000	(621)	(276)	(345)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.136%		5,200	(5)	(65)	60
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	1.136%		1,000	0	(6)	6
Petrobras International Finance Co.	MYC	1.000%	12/20/2012	1.206%		1,000	(2)	(6)	4
Qatar Government International Bond	HUS	1.000%	03/20/2016	1.123%		7,500	(37)	(45)	8
Qatar Government International Bond	JPM	1.000%	03/20/2016	1.123%		1,000	(5)	(7)	2
Qatar Government International Bond	MYC	1.000%	03/20/2016	1.123%		2,500	(12)	(20)	8
Republic of Italy Government Bond	BPS	1.000%	03/20/2014	4.521%		4,000	(319)	(55)	(264)
Spain Government International Bond	BPS	1.000%	03/20/2016	3.790%		18,000	(1,942)	(1,102)	(840)
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	22.261%	JPY	352,200	(779)	(511)	(268)
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	21.757%		206,800	(535)	(451)	(84)
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	18.281%		39,000	(109)	(96)	(13)
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	17.130%		134,000	(391)	(289)	(102)
Tokyo Electric Power Co., Inc.	UAG	1.000%	06/20/2012	23.113%		20,000	(36)	(41)	5
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.757%	$	4,200	39	51	(12)
United Kingdom Gilt	BPS	1.000%	12/20/2015	0.814%		35,200	282	826	(544)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.757%		15,000	138	116	22
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.814%		19,100	154	444	(290)
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.757%		19,500	180	227	(47)
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.814%		1,100	9	26	(17)
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.757%		20,200	186	227	(41)
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.757%		22,000	203	213	(10)

							$(23,023)	$(8,437)	$(14,586)

80	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015	$	51,300	$3,136	$6,860	$(3,724)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015		66,600	4,071	9,094	(5,023)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		48,700	2,977	7,089	(4,112)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015		50,000	3,056	7,050	(3,994)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015		13,600	831	1,904	(1,073)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015		31,100	1,901	4,340	(2,439)
CDX.EM-14 5-Year Index	RYL	5.000%	12/20/2015		23,800	1,454	3,272	(1,818)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015		15,700	961	2,207	(1,246)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016		23,300	1,435	3,146	(1,711)
CDX.IG-15 5-Year Index	UAG	1.000%	12/20/2015		29,600	(315)	201	(516)
CDX.IG-16 5-Year Index	GST	1.000%	06/20/2016		645,300	(10,015)	1,296	(11,311)

						$9,492	$46,459	$(36,967)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM	EUR	25,900	$985	$0	$985
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UAG		33,700	1,447	0	1,447
Pay	1-Month EUR-FRCPXTOB Index	1.970%	12/15/2011	JPM		12,300	312	0	312
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BPS		67,500	1,795	0	1,795
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MYC	BRL	46,000	(874)	(336)	(538)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UAG		206,000	(1,606)	(49)	(1,557)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	BOA		48,300	341	98	243
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GLM		38,200	270	79	191
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HUS		62,900	693	242	451
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		74,000	(52)	(2)	(50)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MYC		110,400	(41)	(81)	40
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HUS		130,300	1,275	263	1,012
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MYC		174,800	2,922	1,409	1,513
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MYC		200,900	1,062	(76)	1,138
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GLM		600	11	5	6
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HUS		126,900	2,235	1,015	1,220
Pay	1-Year BRL-CDI	11.760%	01/02/2012	FBF		16,100	165	128	37
Pay	1-Year BRL-CDI	14.765%	01/02/2012	BOA		79,700	4,696	462	4,234
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HUS		13,900	819	92	727
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		20,000	1,179	70	1,109
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		77,800	1,217	(367)	1,584
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		266,700	4,289	178	4,111
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		121,900	1,961	169	1,792
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		95,900	1,628	0	1,628
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		45,700	839	(86)	925
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		15,400	303	65	238
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BRC		120,000	2,539	475	2,064
Receive	3-Month USD-CPURNSA Index	2.710%	08/04/2021	DUB	$	50,000	(2,795)	0	(2,795)

							$27,615	$3,753	$23,862

See Accompanying Notes	Semiannual Report	September 30, 2011	81

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Total Return Swaps on Commodities

Pay/ Receive Commodity Exchange	Reference Entity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1HCO12 Index	$116.000	06/29/2012	MYC	356,400	$6,353	$0	$6,353
Receive	1HHO12 Index	309.000	06/29/2012	MYC	14,968,800	(5,811)	0	(5,811)
Pay	CAL12BRENT Index	111.700	12/31/2012	MYC	480,000	6,715	0	6,715
Pay	CBOT Corn December Futures	680.250	11/28/2011	DUB	1,950,000	1,710	0	1,710
Receive	CBOT Soybean November Futures	1,380.850	10/27/2011	DUB	780,000	(1,574)	0	(1,574)
Receive	CBOT Wheat December Futures	845.500	11/29/2012	DUB	460,000	(589)	0	(589)
Pay	CBOT Wheat June Futures	810.000	06/28/2012	DUB	460,000	610	0	610
Pay	COMEX Gold 100 oz. December Futures	1,677.000	11/29/2011	DUB	13,260	729	0	729
Pay	COMEX Gold 100 oz. December Futures	1,711.300	11/29/2011	DUB	13,870	1,238	0	1,238
Receive	COMEX Gold 100 oz. December Futures	1,815.500	11/29/2011	MYC	5,000	(967)	0	(967)
Receive	COMEX Gold 100 oz. December Futures	1,818.000	11/29/2011	DUB	4,970	(974)	0	(974)
Receive	DTDBRT CAL12 Index	109.000	12/31/2012	BRC	564,000	(6,482)	0	(6,482)
Receive	DTDBRTCO CAL12 Index	0.001	12/31/2012	BRC	780,000	(306)	0	(306)
Receive	DTDBRTCO CAL12 Index	0.020	12/31/2012	MYC	780,000	(312)	0	(312)
Receive	DTDBRTCO CAL12 Index	0.080	12/31/2012	MYC	12,000	(6)	0	(6)
Pay	EUMARGIN CAL12 Index	5.150	12/31/2012	BRC	624,000	(384)	0	(384)
Pay	EUROBOB CAL12 Index	113.250	12/31/2012	BRC	141,000	1,689	0	1,689
Pay	EUROBOBCO CAL12 Index	4.000	12/31/2012	MYC	195,000	(18)	0	(18)
Pay	EUROBOBCO CAL12 Index	4.150	12/31/2012	BRC	195,000	152	0	152
Pay	EUROBOBCO CAL12 Index	4.350	12/31/2012	MYC	3,000	1	0	1
Pay	EUROJETCAL12 Index	129.500	12/31/2012	BRC	56,400	584	0	584
Pay	EUROJETCOCAL12 Index	19.900	12/31/2012	BRC	78,000	(105)	0	(105)
Pay	EUROJETCOCAL12 Index	20.382	12/31/2012	MYC	78,000	(91)	0	(91)
Pay	EUROJETCOCAL12 Index	20.440	12/31/2012	MYC	1,200	(1)	0	(1)
Pay	FOCOCAL13 Index	10.600	12/31/2013	MYC	60,000	(222)	0	(222)
Pay	FOCOCAL13 Index	10.100	12/31/2013	MYC	165,000	(528)	0	(528)
Pay	FOCOCAL13 Index	9.550	12/31/2013	MYC	99,000	(263)	0	(263)
Pay	FOCOCAL13 Index	9.450	12/31/2013	MYC	60,000	(153)	0	(153)
Pay	FOCOCAL13 Index	9.400	12/31/2013	MYC	255,000	(639)	0	(639)
Pay	GOCAL CAL12 Index	124.310	12/31/2012	BRC	169,200	1,867	0	1,867
Pay	GOCOCAL CAL12 Index	15.625	12/31/2012	MYC	234,000	22	0	22
Pay	GOCOCAL CAL12 Index	15.650	12/31/2012	BRC	234,000	64	0	64
Pay	GOCOCAL CAL12 Index	15.650	12/31/2012	MYC	3,600	0	0	0
Pay	ICE Brent Crude June Future	103.040	05/15/2012	BRC	190,000	998	0	998
Receive	LME Lead January Futures	2,390.000	01/16/2012	JPM	950	(379)	0	(379)
Pay	LSFOCAL12 Index	100.990	12/31/2012	BRC	197,400	1,855	0	1,855
Pay	LSFOCOCAL12 Index	7.635	12/31/2012	BRC	273,000	(362)	0	(362)
Pay	LSFOCOCAL12 Index	7.716	12/31/2012	MYC	273,000	(512)	0	(512)
Pay	LSFOCOCAL12 Index	8.150	12/31/2012	MYC	4,200	(10)	0	(10)
Receive	NGCAL19 Index	7.200	12/31/2019	DUB	2,042,000	(847)	0	(847)
Receive	NYMEX Platinum January Futures	1,574.450	12/29/2011	DUB	27,130	(1,390)	0	(1,390)
Receive	NYMEX RBOB Gasoline June Futures	267.000	05/30/2012	BRC	8,000,000	(929)	0	(929)
Pay	NYMEX WTI Crude March Futures	101.400	02/17/2012	MYC	230,000	4,971	0	4,971
Receive	NYMEX WTI Crude March Futures	102.100	02/19/2013	MYC	230,000	(4,411)	0	(4,411)
Pay	QSCOCAL13 Index	19.100	12/31/2013	MYC	105,000	161	0	161
Pay	QSCOCAL13 Index	19.400	12/31/2013	MYC	150,000	275	0	275
Pay	QSCOCAL13 Index	19.450	12/31/2013	MYC	60,000	113	0	113
Pay	QSCOCAL13 Index	19.550	12/31/2013	MYC	99,000	196	0	196
Pay	QSCOCAL13 Index	19.600	12/31/2013	MYC	165,000	335	0	335
Pay	QSCOCAL13 Index	20.300	12/31/2013	MYC	60,000	163	0	163
Receive	RBOBCO 4Q12 Index	2.250	12/31/2012	MYC	150,000	0	0	0
Receive	USCRLLSS Index	111.450	12/31/2012	MYC	480,000	(5,074)	0	(5,074)

						$(2,538)	$0	$(2,538)

82	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (6)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	DJUBSTR Index	3,152,847	3-Month U.S. Treasury Bill rate plus a specified spread	$	907,850	10/27/2011	BOA	$(19,232)
Receive(7)	BCC2GO1P Index	12,998	0.230%		11,720	10/27/2011	BRC	(327)
Receive(7)	BCC2LP1P Index	14,668	0.240%		8,690	10/27/2011	BRC	(281)
Receive	BXCS1461 Index	588,148	3-Month U.S. Treasury Bill rate plus a specified spread		1,480,100	10/27/2011	BRC	(30,637)
Receive	BXCS1469 Index	27,882	3-Month U.S. Treasury Bill rate plus a specified spread		24,790	10/27/2011	BRC	(789)
Receive	DJUBSF3T Index	704,830	3-Month U.S. Treasury Bill rate plus a specified spread		435,810	10/27/2011	BRC	(8,810)
Receive	LPP2TR Index	1,043,586	3-Month U.S. Treasury Bill rate plus a specified spread		404,120	10/27/2011	BRC	(8,577)
Receive	CVICSTR3 Index	2,704,495	3-Month U.S. Treasury Bill rate plus a specified spread		830,150	10/27/2011	CBK	(17,593)
Receive	DJUBSF3T Index	960,313	3-Month U.S. Treasury Bill rate plus a specified spread		593,780	10/27/2011	CBK	(12,001)
Pay	DJUBSTR Index	176,422	3-Month U.S. Treasury Bill rate plus a specified spread		50,800	10/27/2011	DUB	1,075
Receive	DJUBSTR Index	7,874,946	3-Month U.S. Treasury Bill rate plus a specified spread		2,267,560	10/27/2011	DUB	(48,036)
Pay(7)	DJUBSHG Index	194,006	0.000%		0	10/27/2011	FBF	1,942
Pay	DJUBSTR Index	9,377	3-Month U.S. Treasury Bill rate plus a specified spread		2,700	10/27/2011	FBF	57
Receive	DJUBSTR Index	5,717,702	3-Month U.S. Treasury Bill rate plus a specified spread		1,646,390	10/27/2011	FBF	(34,877)
Receive(7)	SPGCICP Index	106,258	0.000%		0	10/27/2011	FBF	(2,217)
Receive	DJUBSTR Index	2,404,825	3-Month U.S. Treasury Bill rate plus a specified spread		692,460	10/27/2011	GLM	(14,668)
Receive	ENHGD84T Index	5,477,421	3-Month U.S. Treasury Bill rate plus a specified spread		2,002,830	10/27/2011	GLM	(40,368)
Receive	DJUBSF3T Index	1,659,661	3-Month U.S. Treasury Bill rate plus a specified spread		1,026,200	10/27/2011	JPM	(20,740)
Pay(7)	DJUBSLC3 Index	378,407	0.100%		51,148	10/27/2011	JPM	(1,841)
Receive	DJUBSTR Index	8,593,101	3-Month U.S. Treasury Bill rate plus a specified spread		2,474,350	10/27/2011	JPM	(52,416)
Receive(7)	JMCU305E Index	405,365	0.000%		0	10/27/2011	JPM	370
Pay(7)	SPGCILP Index	9,975	0.000%		0	10/27/2011	JPM	26
Pay	DJUBHGTR Index	34,796	3-Month U.S. Treasury Bill rate plus a specified spread		24,060	10/27/2011	MYC	700
Receive(7)	DJUBSAL Index	124,350	0.240%		6,210	10/27/2011	MYC	(220)
Receive	DJUBSF3T Index	14,847	3-Month U.S. Treasury Bill rate plus a specified spread		9,180	10/27/2011	MYC	(185)
Receive(7)	DJUBSLI Index	204,177	0.200%		7,570	10/27/2011	MYC	212
Receive(7)	DJUBSNI Index	13,389	0.240%		2,770	10/27/2011	MYC	(136)
Receive(7)	DJUBSPR Index	86,335	0.180%		21,580	10/27/2011	MYC	35
Pay	DJUBSTR Index	604,731	3-Month U.S. Treasury Bill rate plus a specified spread		174,130	10/27/2011	MYC	3,687
Receive	DJUBSTR Index	2,347,662	3-Month U.S. Treasury Bill rate plus a specified spread		676,000	10/27/2011	MYC	(14,321)
Receive(7)	DJUBSZS Index	37,221	0.240%		2,550	10/27/2011	MYC	(109)
Receive	MOTT3001 Index	8,414,940	3-Month U.S. Treasury Bill rate plus a specified spread		2,610,540	10/27/2011	MYC	(55,314)
Receive	MOTT3002 Index	9,097,856	3-Month U.S. Treasury Bill rate plus a specified spread		2,781,470	10/27/2011	MYC	(58,959)
Receive	MOTT3007 Index	1,203,200	3-Month U.S. Treasury Bill rate plus a specified spread		365,880	10/27/2011	MYC	(7,167)
Receive(7)	SPGSBRP Index	43,705	0.150%		31,870	10/27/2011	MYC	(523)
Pay	DJUBSTR Index	889,403	3-Month U.S. Treasury Bill rate plus a specified spread		256,100	10/27/2011	SOG	5,422
Receive	DJUBSTR Index	2,549,956	3-Month U.S. Treasury Bill rate plus a specified spread		734,250	10/27/2011	SOG	(15,553)
Receive	DJUBSTR Index	5,459,251	3-Month U.S. Treasury Bill rate plus a specified spread		1,571,970	10/27/2011	UAG	(33,300)

								$(485,671)

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(7)

At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swaps

Pay/Receive Variance (8)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	ICE Brent Crude December Futures	$0.102	11/10/2011	DUB	$	29,875	$(329)	$0	$(329)
Pay	ICE Brent Crude December Futures	0.109	11/10/2011	DUB		15,603	(52)	0	(52)
Pay	London Gold Market Fixing Ltd. PM	0.070	10/04/2011	GST		15,360	(924)	0	(924)
Pay	London Gold Market Fixing Ltd. PM	0.104	10/07/2011	GST		17,650	(268)	0	(268)
Pay	London Gold Market Fixing Ltd. PM	0.043	11/02/2011	SOG		48,080	(3,945)	0	(3,945)
Pay	London Gold Market Fixing Ltd. PM	0.046	11/02/2011	JPM		20,488	(1,634)	0	(1,634)
Pay	London Gold Market Fixing Ltd. PM	0.034	12/05/2011	MYC		33,118	(1,754)	0	(1,754)
Pay	London Gold Market Fixing Ltd. PM	0.037	01/12/2012	SOG		25,970	(1,830)	0	(1,830)
Pay	London Gold Market Fixing Ltd. PM	0.038	01/13/2012	JPM		29,510	(2,064)	0	(2,064)
Pay	London Gold Market Fixing Ltd. PM	0.038	01/18/2012	SOG		20,510	(1,467)	0	(1,467)
Pay	London Gold Market Fixing Ltd. PM	0.039	01/18/2012	DUB		13,660	(963)	0	(963)
Receive	NYMEX WTI Crude December Futures	0.102	11/10/2011	DUB		29,875	1,262	0	1,262
Receive	NYMEX WTI Crude December Futures	0.109	11/10/2011	DUB		15,603	536	0	536
Pay	NYMEX WTI Crude November Futures	0.194	10/17/2011	DUB		8,984	(1,029)	0	(1,029)
Pay	NYMEX WTI Crude November Futures	0.196	10/17/2011	DUB		2,933	(74)	0	(74)
Pay	NYMEX WTI Crude November Futures	0.197	10/17/2011	DUB		17,523	(590)	0	(590)
Pay	NYMEX WTI Crude November Futures	0.235	10/17/2011	DUB		23,629	(172)	0	(172)

							$(15,297)	$0	$(15,297)

See Accompanying Notes	Semiannual Report	September 30, 2011	83

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

(8)

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(j)	Purchased options outstanding on September 30, 2011:

Optionson Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - OTC Gold December Futures	JPM	$1,200.000	11/22/2011	25	$50	$10
Put - OTC London Gold Market Fixing Ltd. PM	GST	1,565.000	08/06/2012	16,800	1,428	2,484
Put - OTC London Gold Market Fixing Ltd. PM	GST	1,650.000	08/08/2012	6,700	804	1,292
Call - OTC WTI Crude December Futures	DUB	130.000	11/15/2013	576	4,147	1,854
Call - OTC WTI Crude December Futures	DUB	118.000	11/17/2015	500	5,560	3,255
Call - OTC WTI Crude December Futures	FBF	120.000	11/15/2013	50	710	216
Call - OTC WTI Crude December Futures	JPM	130.000	11/15/2013	98	684	316
Call - OTC WTI Crude December Futures	MYC	150.000	11/17/2015	1,020	6,326	2,846
Call - OTC WTI Crude December Futures	UAG	130.000	11/15/2013	150	1,122	483
Call - OTC WTI Crude Oil June Futures	MYC	137.000	06/29/2012	810	3,240	1,371
Put - OTC WTI Heating Oil June Futures	MYC	259.000	06/29/2012	810	3,749	6,704

					$27,820	$20,831

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$ 294,500	$714	$145

(k)	Written options outstanding on September 30, 2011:

Options on Commodity Futures Contracts
Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CMX Gold 100 oz. December Futures	N/A	$1,750.000	11/22/2011	40	$98	$(135)
Call - OTC Brent Crude December Futures	DUB	140.000	11/11/2013	576	4,303	(2,051)
Call - OTC Brent Crude December Futures	DUB	125.000	11/10/2015	500	5,620	(3,285)
Call - OTC Brent Crude December Futures	FBF	129.000	11/11/2013	50	714	(253)
Call - OTC Brent Crude December Futures	JPM	140.000	11/11/2013	98	706	(348)
Call - OTC Brent Crude December Futures	MYC	160.000	11/10/2015	1,020	6,426	(3,172)
Call - OTC Brent Crude December Futures	UAG	140.000	11/11/2013	150	1,164	(534)
Put - OTC Corn December Futures	DUB	430.000	11/25/2011	900	278	(51)
Put - OTC Corn December Futures	DUB	550.000	11/25/2011	250	200	(208)
Call - OTC Gold December Futures	BRC	1,750.000	11/22/2011	82	188	(277)
Call - OTC Gold December Futures	DUB	2,000.000	11/22/2011	496	323	(283)
Put - OTC Gold December Futures	MYC	1,600.000	11/22/2011	302	797	(2,057)
Call - OTC Gold December Futures	UAG	1,750.000	11/22/2011	405	901	(1,369)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,565.000	08/06/2012	16,800	1,428	(2,711)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,650.000	08/08/2012	6,700	864	(1,448)
Put - OTC WTI Crude Oil June Futures	MYC	95.000	06/29/2012	810	3,515	(7,623)
Call - OTC WTI Heating Oil June Futures	MYC	359.000	06/29/2012	810	4,082	(1,419)

					$31,607	$(27,224)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$	294,500	$1,680	$(365)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		12,200	83	(8)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		51,500	351	(35)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		47,300	303	(32)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,276,300	10,281	(864)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		289,200	2,968	(132)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		39,800	350	(18)
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		183,600	2,080	(84)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		111,000	1,241	(51)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		108,400	986	(49)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		227,000	2,515	(103)

84	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.800%	10/11/2011	$	212,000	$1,003	$(5,602)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		13,200	90	0
Put - OTC 10-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		18,500	128	0
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		369,800	2,552	(30,509)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011		369,800	4,179	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		8,800	58	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		44,000	299	0

								$31,147	$(37,852)

Foreign Currency Options
Description	Counterparty	Exercise Price	Expiration Date		Notional Amount	Premium	Market Value
Put - OTC AUD versus USD	MSX	$0.990	10/11/2011	AUD	135,900	$1,315	$(3,598)

Straddle Options
Description	Counterparty	Exercise Level (9)	Expiration Date		Notional Amount	Premium (9)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GST	0.000%	10/11/2011	$	115,700	$611	$(432)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		139,200	707	(520)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	10/11/2011		276,200	3,066	(2,806)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	11/14/2011		310,200	3,373	(3,226)

						$7,757	$(6,984)

(9)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation-Floor Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	BPS	218.803	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	02/11/2021	$85,000	$863	$(658)
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	160,900	1,360	(542)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	325,100	2,907	(1,153)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	33,400	431	(132)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	36,600	274	(202)
Floor - OTC CPURNSA Index	RYL	217.965	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or 0	09/28/2015	9,100	211	(75)

						$6,046	$(2,762)

Transactions in written call and put options for the period ended September 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Premium
Balance at 03/31/2011	10,422	$4,909,100	AUD	0	$48,647
Sales	37,759	5,544,400		271,800	57,635
Closing Buys	(17,219)	(4,997,100)		0	(25,069)
Expirations	0	0		(135,900)	(1,263)
Exercised	(973)	(288,100)		0	(2,078)

Balance at 09/30/2011	29,989	$5,168,300	AUD	135,900	$77,872

(l)	Restricted securities as of September 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Banco Bradesco S.A.	0.000%	03/23/2012	03/21/2011	$26,584	$26,735	0.12%

See Accompanying Notes	Semiannual Report	September 30, 2011	85

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

(m)	Short sales outstanding on September 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (10)
Fannie Mae	3.500%	10/01/2041	$3,000	$3,040	$(3,085)
Fannie Mae	4.000%	10/01/2041	4,000	4,144	(4,196)
Ginnie Mae	4.000%	11/01/2041	81,000	86,138	(86,430)
U.S. Treasury Notes	1.500%	08/31/2018	100,000	100,594	(100,761)
U.S. Treasury Notes	3.125%	05/15/2021	38,800	43,141	(43,605)
U.S. Treasury Notes	3.625%	02/15/2021	77,600	89,692	(90,066)

				$326,749	$(328,143)

(10)	Market value includes $975 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	25,150	10/2011	JPM	$705	$0	$705
Buy		25,150	10/2011	RBC	0	(156)	(156)
Sell		57,877	11/2011	CBK	685	0	685
Sell		681,372	11/2011	DUB	7,715	0	7,715
Sell		25,150	11/2011	RBC	151	0	151
Sell	BRL	20,777	11/2011	BRC	1,604	0	1,604
Sell		11,857	11/2011	CBK	1,067	0	1,067
Sell		18,320	11/2011	DUB	1,589	0	1,589
Buy		1,650	11/2011	HUS	0	(162)	(162)
Sell		37,791	11/2011	HUS	3,293	0	3,293
Buy		1,640	11/2011	MSC	0	(171)	(171)
Buy	CAD	132,755	10/2011	JPM	0	(7,309)	(7,309)
Buy	CNY	25,344	11/2011	BRC	30	0	30
Buy		106,871	11/2011	CBK	209	0	209
Buy		7,846	11/2011	HUS	5	0	5
Buy		55,808	11/2011	JPM	42	0	42
Buy		5,142	11/2011	RYL	10	0	10
Buy		9,339	02/2012	BRC	0	(2)	(2)
Buy		131,851	02/2012	DUB	283	0	283
Buy		487,349	06/2012	BRC	0	(161)	(161)
Buy	EUR	2,973	10/2011	BOA	0	(262)	(262)
Sell		47,770	10/2011	BPS	3,536	0	3,536
Buy		10,332	10/2011	BRC	0	(1,056)	(1,056)
Sell		233,031	10/2011	BRC	15,098	0	15,098
Buy		7,857	10/2011	CBK	0	(182)	(182)
Sell		401,541	10/2011	CBK	30,633	0	30,633
Sell		409,006	10/2011	DUB	32,415	0	32,415
Buy		11,697	10/2011	FBL	0	(843)	(843)
Sell		29,431	10/2011	FBL	1,667	0	1,667
Buy		18,203	10/2011	GST	0	(92)	(92)
Buy		14,549	10/2011	HUS	0	(1,460)	(1,460)
Buy		14,826	10/2011	JPM	0	(1,419)	(1,419)
Sell		2,401	10/2011	JPM	216	0	216
Buy		20,944	10/2011	MSC	0	(515)	(515)
Sell		95,567	10/2011	MSC	5,151	0	5,151
Buy		7,528	10/2011	RBC	0	(583)	(583)
Sell		28,512	10/2011	RBC	2,444	0	2,444
Buy		70,170	10/2011	RYL	0	(7,566)	(7,566)
Buy		40,537	10/2011	UAG	0	(2,276)	(2,276)
Buy		19,778	11/2011	RYL	0	(1,796)	(1,796)
Buy	GBP	87	12/2011	CBK	0	(2)	(2)
Sell		60,193	12/2011	CBK	2,144	0	2,144
Sell		97,868	12/2011	GST	1,213	(533)	680
Sell		19,085	12/2011	JPM	321	0	321
Sell		9,481	12/2011	RBC	209	0	209
Buy	IDR	400,172,800	10/2011	CBK	118	(72)	46
Buy		175,750,000	10/2011	GST	33	0	33
Buy		21,892,000	01/2012	BOA	0	(110)	(110)
Buy		47,000,000	01/2012	CBK	0	(255)	(255)
Buy		11,208,000	01/2012	DUB	0	(115)	(115)

86	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	IDR	11,473,000	01/2012	HUS	$0	$(105)	$(105)
Buy		90,047,000	01/2012	JPM	0	(638)	(638)
Buy		5,427,000	01/2012	UAG	0	(48)	(48)
Sell	INR	2,547,919	11/2011	BRC	3,666	0	3,666
Buy		4,000,000	11/2011	CBK	0	(9,294)	(9,294)
Buy		3,275,739	11/2011	DUB	0	(7,472)	(7,472)
Buy		2,000,000	07/2012	BRC	0	(3,589)	(3,589)
Buy		4,000,000	07/2012	CBK	0	(8,462)	(8,462)
Buy	JPY	22,488	10/2011	BPS	3	0	3
Sell		15,726,865	10/2011	CBK	0	(6,831)	(6,831)
Buy		135,955	10/2011	DUB	42	0	42
Sell		8,508,200	10/2011	DUB	0	(3,154)	(3,154)
Sell		8,694,200	10/2011	JPM	0	(3,242)	(3,242)
Sell		10,763,400	10/2011	UAG	0	(3,898)	(3,898)
Buy	KRW	25,000,000	11/2011	GST	0	(1,949)	(1,949)
Sell		48,180,146	11/2011	MSC	3,445	0	3,445
Sell		91,760,000	02/2012	BRC	931	0	931
Buy		344,464,977	02/2012	UAG	0	(36,474)	(36,474)
Buy	MXN	1,439,854	11/2011	MSC	0	(18,926)	(18,926)
Buy	MYR	54,217	11/2011	CBK	0	(1,349)	(1,349)
Buy		231,265	04/2012	UAG	0	(5,278)	(5,278)
Buy	PHP	2,054,747	11/2011	BRC	437	0	437
Buy		656,200	11/2011	CBK	125	0	125
Buy		1,750,515	03/2012	CBK	0	(597)	(597)
Buy		1,405,000	03/2012	JPM	0	(440)	(440)
Buy	SGD	32,887	12/2011	CBK	0	(1,009)	(1,009)
Buy		32,000	12/2011	RYL	0	(2,008)	(2,008)
Buy		141,063	12/2011	UAG	0	(9,209)	(9,209)

					$121,235	$(151,070)	$(29,835)

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Bank Loan Obligations	$0	$116,840	$4,921	$121,761
Corporate Bonds & Notes
Banking & Finance	0	2,917,102	7,971	2,925,073
Industrials	0	324,884	3,325	328,209
Utilities	0	88,591	0	88,591
Convertible Bonds & Notes
Banking & Finance	0	2,623	0	2,623
Industrials	0	4,030	0	4,030
Municipal Bonds & Notes
California	0	37,718	0	37,718
New Jersey	0	2,430	0	2,430
Ohio	0	13,037	0	13,037
Puerto Rico	0	2,997	0	2,997
Rhode Island	0	1,200	0	1,200
Texas	0	2,754	0	2,754
West Virginia	0	7,620	0	7,620
U.S. Government Agencies	0	292,360	69,218	361,578
U.S. Treasury Obligations	0	23,750,946	0	23,750,946
Mortgage-Backed Securities	0	1,060,127	940	1,061,067
Asset-Backed Securities	0	595,858	2,911	598,769
Sovereign Issues	0	1,404,461	0	1,404,461
Convertible Preferred Securities
Banking & Finance	8,471	0	0	8,471
Preferred Securities
Banking & Finance	2,113	14,221	0	16,334
Short-Term Instruments
Certificates of Deposit	0	269,687	0	269,687
Commercial Paper	0	36,948	0	36,948
Repurchase Agreements	0	45,464	0	45,464
Short-Term Notes	0	15,376	0	15,376

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Japan Treasury Bills	$0	$475,284	$0	$475,284
U.S. Treasury Bills	0	1,089,176	0	1,089,176
PIMCO Short-Term Floating NAV Portfolio	933,480	0	0	933,480
Purchased Options
Commodity Contracts	10	12,746	8,075	20,831
Interest Rate Contracts	0	145	0	145
	$944,074	$32,584,625	$97,361	$33,626,060

Short Sales, at value	$0	$(328,143)	$0	$(328,143)

Financial Derivative Instruments (7) - Assets
Commodity Contracts	15,538	39,891	6,234	61,663
Credit Contracts	0	3,714	0	3,714
Foreign Exchange Contracts	0	121,235	0	121,235
Interest Rate Contracts	47,004	28,802	0	75,806
	$62,542	$193,642	$6,234	$262,418

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	(50,520)	(552,210)	(24,510)	(627,240)
Credit Contracts	0	(52,624)	0	(52,624)
Foreign Exchange Contracts	0	(154,668)	0	(154,668)
Interest Rate Contracts	(43)	(42,792)	(9,746)	(52,581)
	$(50,563)	$(802,294)	$(34,256)	$(887,113)

Totals	$956,053	$31,647,830	$69,339	$32,673,222

See Accompanying Notes	Semiannual Report	September 30, 2011	87

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (9)
Investments, at value
Bank Loan Obligations	$4,960	$0	$0	$0	$0	$(39)	$0	$0	$4,921	$(39)
Corporate Bonds & Notes
Banking & Finance	9,581	0	0	7	0	48	0	(1,665)	7,971	50
Industrials	0	3,500	0	0	0	(175)	0	0	3,325	(175)
U.S. Government Agencies	72,583	0	(3,424)	0	0	59	0	0	69,218	72
Mortgage-Backed Securities	0	0	0	0	0	0	940	0	940	0
Asset-Backed Securities	107,443	2,308	(16,321)	262	348	(670)	0	(90,459)	2,911	(45)
Purchased Options
Commodity Contracts	3,918	6,989	(221)	0	(2,943)	332	0	0	8,075	1,086

	$198,485	$12,797	$(19,966)	$269	$(2,595)	$(445)	$940	$(92,124)	$97,361	$949

Financial Derivative Instruments (7) - Assets
Commodity Contracts	$0		$0	$0	$0	$6,234	$0	$0	$6,234	$6,234

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	(9,265)	5,076	(7,598)	0	(757)	(11,966)	0	0	(24,510)	(16,912)
Interest Rate Contracts	(16,535)	0	0	0	0	6,789	0	0	(9,746)	6,789

	$(25,800)	$5,076	$(7,598)	$0	$(757)	$(5,177)	$0	$0	$(34,256)	$(10,123)

Totals	$172,685	$17,873	$(27,564)	$269	$(3,352)	$612	$940	$(92,124)	$69,339	$(2,940)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$20,831	$0	$0	$0	$145	$20,976
Variation margin receivable on financial derivative instruments (2)	1,997	0	0	0	3,566	5,563
Unrealized appreciation on foreign currency contracts	0	0	0	121,235	0	121,235
Unrealized appreciation on OTC swap agreements	46,125	3,714	0	0	28,802	78,641

	$68,953	$3,714	$0	$121,235	$32,513	$226,415

Liabilities:
Written options outstanding	$27,224	$0	$0	$3,598	$47,598	$78,420
Variation margin payable on financial derivative instruments (2)	0	0	0	0	838	838
Unrealized depreciation on foreign currency contracts	0	0	0	151,070	0	151,070
Unrealized depreciation on OTC swap agreements	549,631	52,624	0	0	4,940	607,195

	$576,855	$52,624	$0	$154,668	$53,376	$837,523

88	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on investments (purchased options)	$(2,810)	$0	$0	$0	$9,208	$6,398
Net realized gain (loss) on futures contracts, written options and swaps	(3,788,670)	8,458	0	1,263	44,781	(3,734,168)
Net realized gain on foreign currency transactions	0	0	0	57,133	0	57,133

	$(3,791,480)	$8,458	$0	$58,396	$53,989	$(3,670,637)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(7,725)	$0	$0	$0	$(1,996)	$(9,721)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(1,082,455)	(50,980)	0	(2,283)	66,763	(1,068,955)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(23,923)	0	(23,923)

	$(1,090,180)	$(50,980)	$0	$(26,206)	$64,767	$(1,102,599)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $12,114 as reported in the Notes to Schedule of Investments.

(q)	ISDA Master Agreements Collateral

The following is a summary of the market value of derivative instruments and collateral governed by ISDA Master Agreements as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (1)	Total Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (1)
	PIMCO Commodity Real Return Strategy Fund®			PIMCO Cayman Commodity Fund I Ltd. (Subsidiary)
BOA	$2,880	$2,585	$5,465	$(19,232)	$0	$(19,232)
BPS	4,842	(2,630)	2,212	0	0	0
BRC	24,597	(19,910)	4,687	(51,057)	0	(51,057)
CBK	4,568	3,520	8,088	(29,594)	29,698	104
DUB	30,416	(38,790)	(8,374)	(50,228)	241,948	191,720
FBF	(5,248)	5,045	(203)	(35,132)	0	(35,132)
FBL	824	(450)	374	0	0	0
GLM	4,350	(4,420)	(70)	(55,036)	0	(55,036)
GST	(12,040)	11,169	(871)	(1,575)	1,640	65
HUS	9,513	(10,200)	(687)	0	0	0
JPM	(12,284)	10,705	(1,579)	(78,700)	4,229	(74,471)
MSC	(11,016)	8,451	(2,565)	0	0	0
MSX	(3,598)	825	(2,773)	0	0	0
MYC	(34,614)	27,727	(6,887)	(137,117)	(143,830)	(280,947)
RBC	2,065	(1,470)	595	0	0	0
RYL	(11,168)	8,729	(2,439)	(1,796)	1,331	(465)
SOG	(59)	(260)	(319)	(17,373)	97,294	79,921
UAG	(55,984)	49,124	(6,860)	(34,720)	0	(34,720)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The fund and subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 6 Principal Risks in the Notes to Financial Statements for more information regarding Credit and Counterparties Risk.

See Accompanying Notes	Semiannual Report	September 30, 2011	89

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 35.1%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016		$102	$106
0.625% due 07/15/2021		431	450
2.500% due 01/15/2029		421	541

Total U.S. Treasury Obligations (Cost $1,095)			1,097

SOVEREIGN ISSUES 2.8%
United Kingdom Gilt
1.875% due 11/22/2022 (b)	GBP	46	88

Total Sovereign Issues (Cost $88)			88

		SHARES
MUTUAL FUNDS 14.1%
PIMCO Emerging Markets Currency Fund (c)(d)		44,208	441

Total Mutual Funds (Cost $480)			441

	SHARES	MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 0.8%
ProLogis, Inc.	1,100	$27

Total Real Estate Investment Trusts (Cost $30)		27

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 46.8%

REPURCHASE AGREEMENTS 5.2%
State Street Bank and Trust Co.
0.010% due 10/03/2011	163	163

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $168. Repurchase proceeds are $163.)

U.S. TREASURY BILLS 19.2%
0.038% due 01/19/2012 - 03/22/2012 (a)	600	600

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 22.4%
69,908	$700

Total Short-Term Instruments (Cost $1,463)	1,463

PURCHASED OPTIONS (g) 0.2%
(Cost $8)	7

Total Investments 99.8% (Cost $3,164)	$3,123

Other Assets and Liabilities (Net) 0.2%	6

Net Assets 100.0%	$3,129

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Fund.
(d)	Institutional Class Shares of each Fund.
(e)	Cash of $3 has been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2013	1	$0

(f)	OTC swap agreements outstanding on September 30, 2011:

Total Return Swaps on Commodities

Pay/ Receive Commodity Exchange	Reference Entity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	COMEX Gold 100 oz. December Futures	$1,799.000	11/29/2011	DUB	11	$(2)	$0	$(2)
Receive	COMEX Gold 100 oz. December Futures	1,818.000	11/29/2011	DUB	30	(6)	0	(6)

						$(8)	$0	$(8)

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (1)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	BXCS1461 Index	227	3-Month U.S. Treasury Bill rate plus a specified spread	$	570	10/27/2011	BRC	$(12)
Receive (2)	DJUBSGC Index	1,306	0.150%		270	10/27/2011	BRC	1
Receive (2)	DWRTFT Index	55	0.222%		289	08/31/2012	FCT	(34)

								$(45)

(1)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(2)

At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

(g)	Purchased options outstanding on September 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CME E-mini S&P 500 Index December Futures	$750.000	12/16/2011	22	$8	$7

90	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

(h)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	56	12/2011	FBL	$2	$0	$2
Sell		1	12/2011	RBC	0	0	0

					$2	$0	$2

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
U.S. Treasury Obligations	$0	$1,097	$0	$1,097
Sovereign Issues	0	88	0	88
Mutual Funds	441	0	0	441
Real Estate Investment Trusts	27	0	0	27
Short-Term Instruments
Repurchase Agreements	0	163	0	163
U.S. Treasury Bills	0	600	0	600
PIMCO Short-Term Floating NAV Portfolio	700	0	0	700
Purchased Options
Equity Contracts	0	7	0	7
	$1,168	$1,955	$0	$3,123

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Financial Derivative Instruments (7) - Assets
Commodity Contracts	$0	$1	$0	$1
Foreign Exchange Contracts	0	2	0	2
	$0	$3	$0	$3

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	0	(20)	0	(20)
Equity Contracts	0	(34)	0	(34)
	$0	$(54)	$0	$(54)

Totals	$1,168	$1,904	$0	$3,072

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(j)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$7	$0	$0	$7
Variation margin receivable on financial derivative instruments (2)	1	0	0	0	0	1
Unrealized appreciation on foreign currency contracts	0	0	0	2	0	2
Unrealized appreciation on OTC swap agreements	1	0	0	0	0	1

	$2	$0	$7	$2	$0	$11

Liabilities:
Variation margin payable on financial derivative instruments (2)	$1	$0	$0	$0	$0	$1
Unrealized depreciation on OTC swap agreements	20	0	34	0	0	54

	$21	$0	$34	$0	$0	$55

See Accompanying Notes	Semiannual Report	September 30, 2011	91

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

September 30, 2011 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$0	$5	$0	$0	$5
Net realized gain (loss) on futures contracts, written options and swaps	(114)	0	1	0	19	(94)

	$(114)	$0	$6	$0	$19	$(89)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$(19)	$0	$(35)	$0	$(1)	$(55)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	2	0	2

	$(19)	$0	$(35)	$2	$(1)	$(53)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $0 as reported in the Notes to Schedule of Investments.

(k)	ISDA Master Agreements Collateral

The following is a summary of the market value of derivative instruments and collateral governed by ISDA Master Agreements as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
	PIMCO Inflation Response Multi-Asset Fund			PIMCO Cayman Commodity Fund VII Ltd. (Subsidiary)
BRC	$0	$0	$0	$(11)	$0	$(11)
DUB	0	0	0	(8)	0	(8)
FBL	2	0	2	0	0	0
FCT	(34)	0	(34)	0	0	0

(1)

Net exposure represents the net receivable/(payable) that would be due from/to counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The fund and subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 6 Principal Risks in the Notes to Financial Statements for more information regarding Credit and Counterparties Risk.

92	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements

September 30, 2011 (Unaudited)

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares of eight funds (the “Funds”) offered by the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the PIMCO Real Income™ 2019 Fund, PIMCO Real Income™ 2029 Fund and the PIMCO Real Return Asset Fund, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the PIMCO Real Income™ 2019 Fund, PIMCO Real Income™ 2029 Fund and the PIMCO Real Return Asset Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

The PIMCO Real Income™ 2019 Fund and PIMCO Real Income™ 2029 Funds’ distribution strategy is designed to provide a monthly distribution adjusted for inflation until each Fund’s final maturity date. Each Fund’s monthly distribution will primarily consist of its net investment income and will likely include principal from the inflation-indexed bonds that have recently matured or proceeds from the sale of securities. A portion of a monthly distribution will likely consist of a return of capital to shareholders. This means that over the life of the Fund you will likely receive a portion of your investment back as part of each monthly distribution. This also means that, the closer a new or subsequent investment is to the maturity date of the Fund, the greater the monthly distribution rate will be for that investment. This is because you will receive a greater portion of that investment back in a monthly distribution due to the shorter time horizon.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net investment income to be adjusted to reconcile to net cash flows from operating activities.

(g) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem

Semiannual Report	September 30, 2011	93

Notes to Financial Statements (Cont.)

financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. Investments in privately held investment funds where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial

94	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2011 (Unaudited)

derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value   The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. At the end of the period September 30, 2011, the PIMCO Real Return Asset Fund, PIMCO RealEstateRealReturn Strategy Fund and PIMCO CommodityRealReturn Strategy Fund® had $1,942,500, $971,250 and $971,250, respectively, in unfunded loan commitments outstanding.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the

Semiannual Report	September 30, 2011	95

Notes to Financial Statements (Cont.)

security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2011 are disclosed in the Notes to the Schedules of Investments.

(g) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(h) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(i) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of

96	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2011 (Unaudited)

financial derivative contract, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statements of Operations serve as indicators of the volume of financial derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. For a Fund with income linked to inflation, writing inflation-capped options provides additional income and hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. A Fund may write a Futures Option for income purposes or to hedge an existing position or future investment. A Fund may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Options on Commodity Futures Contracts  Certain Funds may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying commodity for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The settlement for a Commodity Option will not include actual delivery of the underlying commodity but will rather settle the amount of the difference directly into a Fund’s brokerage account. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Interest Rate Swaptions  Certain Funds may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. A foreign currency option will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Straddle Options  Certain Funds may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A short straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The short straddle profits when the underlying security price has little volatility before the expiration date. A long straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The long straddle profits when the underlying security price has high volatility, regardless of direction, before the expiration date.

Semiannual Report	September 30, 2011	97

Notes to Financial Statements (Cont.)

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). A Fund may enter into credit default, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered commodities exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit

98	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2011 (Unaudited)

spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2011 for which a Fund is the seller of protection are disclosed in the Notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements to gain or mitigate exposure of the underlying reference securities. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

6.  PRINCIPAL RISKS

In the normal course of business the Funds (or Underlying PIMCO Funds and/or Acquired Funds in the case of the PIMCO Fund of Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

PIMCO Fund of Funds  Because the PIMCO Fund of Funds invest substantially all of their respective assets in Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Inflation Response Multi-Asset Fund), the risks associated with investing in the PIMCO Fund of Funds are closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Inflation Response Multi-Asset Fund). The ability of the PIMCO Fund of Funds to achieve their respective investment objectives will depend upon the ability of the Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Inflation Response Multi-Asset Fund) to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund (or Acquired Funds in the case of the PIMCO Inflation Response Multi-Asset Fund) will be achieved. The net asset value of a PIMCO Fund of Funds will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Inflation Response Multi-Asset Fund) in which it invests. The extent to which the investment performance and risks associated with the PIMCO Fund of Funds correlate to those of a particular Underlying PIMCO Fund (or Acquired Fund in the case of the PIMCO Inflation Response Multi-Asset Fund) will depend upon the extent to which the assets of the PIMCO Fund of Funds are allocated from time to time for investment in the Underlying PIMCO Fund (or Acquired Fund in the case of the PIMCO Inflation Response Multi-Asset Fund), which will vary.

Investing in Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Inflation Response Multi-Asset Fund) involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Inflation Response Multi-Asset Fund).

The investment performance depends upon how its assets are allocated and reallocated according to the PIMCO Fund of Fund’s asset allocation targets and ranges. A principal risk of investing in each PIMCO Fund of Funds is that the PIMCO Fund of Fund’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Inflation Response Multi-Asset Fund) that will provide consistent, quality performance for the PIMCO Fund of Funds, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund (or Acquired Fund in the case of the PIMCO Inflation Response Multi-Asset Fund) that performs poorly or underperforms other Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Inflation Response Multi-Asset Fund) under various market conditions.

In the normal course of business the Underlying PIMCO Funds (or Acquired Funds in the case of the PIMCO Inflation Response Multi-Asset Fund) trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Semiannual Report	September 30, 2011	99

Notes to Financial Statements (Cont.)

Market Risks  A Fund’s (or Underlying PIMCO Fund’s and/or Acquired Fund’s in the case of the PIMCO Fund of Funds) investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds), or, in the case of hedging positions, that the Fund’s (or Underlying PIMCO Fund’s and/or Acquired Fund’s in the case of the PIMCO Fund of Funds) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s (or Underlying PIMCO Fund’s and/or Acquired Fund’s in the case of a PIMCO Fund of Funds) investments in foreign currency denominated securities may reduce the returns of the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds).

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s (or Underlying PIMCO Fund’s and/or Acquired Fund’s in the case of a PIMCO Fund of Funds) investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds). A Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of a PIMCO Fund of Funds) subsequently decreases, the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds) would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund (or Underlying PIMCO Fund and/or Acquired Fund in the case of the PIMCO Fund of Funds).

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

100	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2011 (Unaudited)

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedules of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7.  BASIS FOR CONSOLIDATION FOR PIMCO COMMODITIESPLUS™ SHORT STRATEGY FUND, PIMCO COMMODITIESPLUS™ STRATEGY FUND, PIMCO COMMODITYREALRETURN STRATEGY FUND® AND PIMCO INFLATION RESPONSE MULTI-ASSET FUND (“Commodity Funds”)

The PIMCO Cayman Commodity Fund I, III, IV and VII (“Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the Commodity Funds in order to effect certain investments for the Commodity Funds consistent with the Commodity Fund’s investment objectives and policies specified in their respective prospectus and statement of additional information. A subscription agreement was entered into between the Commodity Funds and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Commodity Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, each Commodity Subsidiary, shares issued by each Commodity Subsidiary confers upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of September 30, 2011 of each Subsidiary to its Fund (amounts in thousands).

Fund Name	Subsidiary	Incorporated Date	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO CommoditiesPLUSTM Short Strategy Fund (the “CPSS Fund”)	PIMCO Cayman Commodity Fund IV Ltd. (the “CPSS Subsidiary”)	04/14/2010	05/07/2010	$8,532	$2,085	24.4%
PIMCO CommoditiesPLUSTM Strategy Fund (the “CPS Fund”)	PIMCO Cayman Commodity Fund III Ltd. (the “CPS Subsidiary”)	04/14/2010	05/07/2010	1,988,066	378,372	19.0
PIMCO CommodityRealReturn Strategy Fund® (the “CRRS Fund”)	PIMCO Cayman Commodity Fund I Ltd. (the “CRRS Subsidiary”)	07/21/2006	08/01/2006	22,780,712	3,009,493	13.2
PIMCO Inflation Response Multi-Asset Fund (the “IRMA Fund”)	PIMCO Cayman Commodity Fund VII Ltd. (the “IRMA Subsidiary”)	08/01/2011	08/31/2011	3,129	174	5.6

8.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the Act (“Rule 12b-1”) to allow for payment of up to 0.25% per annum of the Class D supervisory and administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services.

Semiannual Report	September 30, 2011	101

Notes to Financial Statements (Cont.)

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Class P	Administrative Class	Class D(1)		A, B, C and R Classes
PIMCO Real IncomeTM 2019 Fund	0.19%		0.20%	0.30%	N/A	0.60%		0.35%
PIMCO Real IncomeTM 2029 Fund	0.19%		0.20%	0.30%	N/A	0.60%		0.35%
PIMCO Real Return Asset Fund	0.30%		0.25%	0.35%	N/A	N/A		N/A
PIMCO RealEstateRealReturn Strategy Fund	0.49%		0.25%	0.35%	N/A	0.65%		0.40%	(4)
PIMCO CommoditiesPLUSTM Short Strategy Fund	0.54%		0.25%	0.35%	N/A	0.75%		0.50%
PIMCO CommoditiesPLUSTM Strategy Fund	0.49%		0.25%	0.35%	N/A	0.75%		0.50%
PIMCO CommodityRealReturn Strategy Fund®	0.49%		0.25%	0.35%	0.25%	0.70%	(3)	0.45%	(5)
PIMCO Inflation Response Multi-Asset Fund	0.65%	(2)	0.25%	0.35%	N/A	0.70%		0.45%

(1)

As described above, the Supervision and Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Supervisory and Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

(2)	PIMCO has contractually agreed, through July 31, 2013, to waive 0.10% of the Investment Advisory Fee to 0.55%.
(3)	Effective May 1, 2011, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.70%.
(4)	Effective May 1, 2011, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.40%.
(5)	Effective May 1, 2011, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.45%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust is permitted to reimburse the Distributor on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to the Distributor was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2011.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and R Classes of the Trust, the Trust compensates the Distributor or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and R Classes. The Trust paid the Distributor distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
PIMCO RealEstateRealReturn Strategy, PIMCO CommoditiesPLUSTM Short Strategy, PIMCO CommoditiesPLUSTM Strategy, PIMCO CommodityRealReturn Strategy® and PIMCO Inflation Response Multi-Asset Funds	0.75%	0.25%
All other Funds	0.50%	0.25%
Class R
All Funds	0.25%	0.25%

The Distributor also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2011, the Distributor received $9,953,873 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has contractually agreed to waive a portion of the PIMCO Real IncomeTM 2019 Fund, PIMCO Real IncomeTM 2029 Fund and PIMCO CommoditiesPLUSTM Short Strategy Funds’ Supervisory and Administrative Fees in each Fund’s first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of each Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at September 30, 2011, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO Real IncomeTM 2019 Fund	$42
PIMCO Real IncomeTM 2029 Fund	41
PIMCO CommoditiesPLUSTM Short Strategy Fund	22

102	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2011 (Unaudited)

Each unaffiliated Trustee receives an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except, PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund expenses for the IRMA Fund are based upon an allocation of the IRMA Fund’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the IRMA Fund’s assets.

PIMCO has contractually agreed, through July 31, 2013, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the IRMA Fund in an amount equal to the expenses attributable to the management fees of Underlying PIMCO Funds indirectly incurred by the IRMA Fund in connection with its investments in Underlying PIMCO Funds, to the extent the IRMA Fund’s management fees are greater than or equal to the management fees of the Underlying PIMCO Funds. The waiver is reflected in the Statement of Operations as a component of Reimbursement by PIMCO. For the period ended September 30, 2011, the amount was $352.

Each Commodity Subsidiary has entered into a separate contract with PIMCO for the management of each Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and Supervisory and Administrative Fees it receives from each Commodity Subsidiary in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by each Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with each Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. During the period ended September 30, 2011, the Funds below waived the following fees (amounts in thousands):

Fund Name	Waived Fees
PIMCO CommoditiesPLUSTM Short Strategy Fund	$6
PIMCO CommoditiesPLUSTM Strategy Fund	1,339
PIMCO CommodityRealReturn Strategy Fund®	16,475
PIMCO Inflation Response Multi-Asset Fund	1

9.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fees amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2011, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Real Return Asset Fund	$264	$8,333
PIMCO CommoditiesPLUSTM Strategy Fund	7,654	0
PIMCO CommodityRealReturn Strategy Fund®	135,763	0

The IRMA Fund may invest assets in Institutional Class shares of the Underlying PIMCO Funds. The Underlying PIMCO Funds are considered to be affiliated with the IRMA Fund. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2011 (amounts in thousands):

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 08/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized (Depreciation)	Market Value 09/30/2011	Dividend Income
PIMCO Emerging Markets Currency Fund	$0	$480	$0	$0	$(39)	$441	$0
PIMCO Short-Term Floating NAV Portfolio	0	1,100	(400)	0	0	700	0
Totals	$0	$1,580	$(400)	$0	$(39)	$1,141	$0

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended September 30, 2011 (amounts in thousands):

Fund Name	Market Value 03/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized (Depreciation)	Market Value 09/30/2011	Dividend Income
PIMCO Real Return Asset Fund	$30,676	$1,075,907	$(701,500)	$(16)	$(71)	$404,996	$107
PIMCO RealEstateRealReturn Strategy Fund	94,383	1,307,966	(1,055,800)	1	(86)	346,464	166
PIMCO CommoditiesPLUSTM Short Strategy Fund	1,203	5,203	(4,400)	(1)	(1)	2,004	3
PIMCO CommoditiesPLUSTM Strategy Fund	549,134	946,334	(929,500)	100	(263)	565,805	534
PIMCO CommodityRealReturn Strategy Fund®	924,802	2,486,748	(2,478,100)	35	(5)	933,480	148

Semiannual Report	September 30, 2011	103

Notes to Financial Statements (Cont.)

10.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2011, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Real IncomeTM 2019 Fund	$13,400	$9,130	$0	$0
PIMCO Real IncomeTM 2029 Fund	4,908	1,104	0	0
PIMCO Real Return Asset Fund	4,543,230	4,631,698	267,658	200,960
PIMCO RealEstateRealReturn Strategy Fund	2,888,842	2,622,147	215,991	146,779
PIMCO CommoditiesPLUSTM Short Strategy Fund	106	0	2,495	1,091
PIMCO CommoditiesPLUSTM Strategy Fund	371,509	240,554	712,334	374,443
PIMCO CommodityRealReturn Strategy Fund®	33,536,301	29,676,697	4,904,269	1,075,736
PIMCO Inflation Response Multi-Asset Fund	2,458	1,370	898	0

104	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2011 (Unaudited)

12.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Real IncomeTM 2019 Fund				PIMCO Real IncomeTM 2029 Fund				PIMCO Real Return Asset Fund
	Six Months Ended 09/30/2011		Year Ended 03/31/2011		Six Months Ended 09/30/2011		Year Ended 03/31/2011		Six Months Ended 09/30/2011		Year Ended 03/31/2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	145	$1,338	350	$3,322	51	$560	115	$1,164	41,814	$497,319	118,513	$1,386,548
Class P	130	1,214	101	947	11	116	77	755	482	6,089	98	1,062
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Class D	242	2,243	140	1,323	201	2,175	103	1,046	0	0	0	0
Class A	413	3,818	523	4,931	122	1,293	68	695	0	0	0	0
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	197	1,825	249	2,382	65	670	52	522	0	0	0	0
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	25	236	44	425	12	128	25	252	6,145	72,953	18,444	207,655
Class P	9	80	1	13	2	21	1	6	3	36	1	5
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Class D	12	105	4	38	4	35	1	13	0	0	0	0
Class A	34	316	31	295	2	20	1	12	0	0	0	0
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	4	34	5	46	0	4	0	3	0	0	0	0
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(391)	(3,612)	(77)	(719)	(16)	(175)	(78)	(771)	(58,771)	(754,479)	(276,514)	(3,209,147)
Class P	(10)	(95)	(12)	(115)	(3)	(29)	(9)	(89)	(58)	(718)	(15)	(167)
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Class D	(46)	(422)	(49)	(467)	(54)	(581)	(34)	(350)	0	0	0	0
Class A	(117)	(1,082)	(74)	(692)	(17)	(177)	(21)	(214)	0	0	0	0
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	(42)	(386)	(72)	(670)	(20)	(206)	(48)	(488)	0	0	0	0
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	605	$5,612	1,164	$11,059	360	$3,854	253	$2,556	(10,385)	$(178,800)	(139,473)	$(1,614,044)

Semiannual Report	September 30, 2011	105

Notes to Financial Statements (Cont.)

	PIMCO RealEstateRealReturn Strategy Fund				PIMCO CommoditiesPLUSTM Short Strategy Fund
	Six Months Ended 09/30/2011		Year Ended 03/31/2011		Six Months Ended 09/30/2011		Period from 08/17/2010 to 03/31/2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	127,528	$618,701	287,191	$1,320,357	262	$2,177	1,039	$9,897
Class P	1,892	9,443	3,192	14,773	2	18	1	10
Administrative Class	0	0	0	0	0	0	0	0
Class D	13,152	63,881	17,863	81,712	1,401	11,491	176	1,484
Class A	13,218	64,372	13,270	59,829	111	909	37	309
Class B	43	196	167	706	0	0	0	0
Class C	3,300	15,271	5,230	22,348	1	4	4	35
Class R	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	15,375	74,393	22,971	102,845	0	0	0	0
Class P	125	605	197	882	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	811	3,791	1,927	8,341	0	0	0	0
Class A	1,033	4,815	1,890	8,195	0	0	0	0
Class B	36	158	148	612	0	0	0	0
Class C	396	1,748	788	3,259	0	0	0	0
Class R	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(102,077)	(518,852)	(59,588)	(277,033)	(124)	(1,028)	(603)	(5,000)
Class P	(1,168)	(5,653)	(1,256)	(5,290)	(2)	(17)	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	(4,494)	(21,151)	(15,144)	(66,642)	(1,242)	(10,130)	(11)	(93)
Class A	(6,405)	(29,591)	(10,029)	(43,575)	(96)	(778)	(17)	(143)
Class B	(143)	(654)	(391)	(1,651)	0	0	0	0
Class C	(2,403)	(10,615)	(1,773)	(7,424)	0	0	0	0
Class R	0	0	0	0	0	0	0	0

Net increase resulting from Fund share transactions	60,219	$270,858	266,653	$1,222,244	313	$2,646	626	$6,499

106	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2011 (Unaudited)

PIMCO CommoditiesPLUSTM Strategy Fund				PIMCO CommodityRealReturn Strategy Fund®				PIMCO Inflation Response Multi-Asset Fund
Six Months Ended 09/30/2011		Period from 05/28/2010 to 03/31/2011		Six Months Ended 09/30/2011		Year Ended 03/31/2011		Period from 08/31/2011 to 09/31/2011
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

94,458	$1,207,680	174,703	$2,092,618	483,235	$4,365,448	946,559	$8,132,410	310	$3,100
2,397	28,388	237	3,235	61,857	566,573	127,526	1,105,648	1	10
0	0	0	0	25,686	232,359	62,638	527,036	0	0
2,360	31,307	2,580	34,432	29,358	267,974	73,494	635,541	16	154
2,644	35,299	1,044	14,268	67,433	611,014	132,007	1,134,541	1	15
0	0	0	0	292	2,563	476	4,079	0	0
392	5,275	644	8,585	17,816	158,522	43,564	372,504	1	10
9	131	2	33	527	4,777	489	4,429	1	10

12,787	158,906	394	5,066	137,615	1,190,433	146,718	1,255,730	0	0
22	273	0	2	8,780	75,918	5,185	44,579	0	0
0	0	0	0	13,858	118,578	13,071	109,137	0	0
328	4,088	1	13	14,083	120,316	10,860	92,009	0	0
147	1,840	0	5	28,176	239,992	22,264	187,636	0	0
0	0	0	0	798	6,678	861	7,037	0	0
76	956	0	4	9,081	75,769	7,098	58,616	0	0
2	15	0	0	59	504	7	61	0	0

(78,369)	(1,134,510)	(27,651)	(296,073)	(440,377)	(4,080,541)	(571,627)	(4,813,391)	0	0
(242)	(3,167)	(4)	(59)	(40,902)	(369,134)	(46,488)	(399,630)	0	0
0	0	0	0	(31,247)	(276,374)	(94,472)	(745,076)	0	0
(1,368)	(17,627)	(190)	(2,553)	(37,802)	(333,448)	(51,779)	(429,616)	0	0
(721)	(9,409)	(346)	(4,647)	(80,539)	(700,081)	(82,593)	(691,635)	0	0
0	0	0	0	(2,075)	(18,412)	(4,167)	(34,074)	0	0
(289)	(3,772)	(31)	(415)	(17,080)	(148,679)	(24,820)	(201,524)	0	0
(2)	(25)	0	(3)	(73)	(649)	(12)	(110)	0	0

34,631	$305,648	151,383	$1,854,511	248,559	$2,110,100	716,859	$6,355,937	330	$3,299

13.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2011, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The CPSS, CPS, CRRS and IRMA Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the CRRS Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on uch rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

If, during a taxable year, the CPSS Subsidiary’s, CPS Subsidiary’s, CRRS Subsidiary’s and IRMA Subsidiary’s taxable losses (and other deductible items)

Semiannual Report	September 30, 2011	107

Notes to Financial Statements (Cont.)

September 30, 2011 (Unaudited)

exceed its income and gains, the net loss will not pass through to the CPSS, CPS, CRRS and IRMA Funds, respectively, as a deductible amount for Federal income tax purposes. Note that the loss from the CPSS Subsidiary’s, CPS Subsidiary’s, CRRS Subsidiary’s and IRMA Subsidiary’s contemplated activities also cannot be carried forward to reduce future CPSS Subsidiary’s, CPS Subsidiary’, CRRS Subsidiary’s and IRMA Subsidiary’s income in subsequent years. However, if the CPSS Subsidiary’s, CPS Subsidiary’s, CRRS Subsidiary’s and IRMA Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the CPSS, CPS, CRRS and IRMA Funds as income for Federal income tax purposes.

As of September 30, 2011, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO Real Income™ 2019 Fund	$618	$(22)	$596
PIMCO Real Income™ 2029 Fund	738	(7)	731
PIMCO Real Return Asset Fund	168,847	(53,967)	114,880
PIMCO RealEstateRealReturn Strategy Fund	33,293	(33,830)	(537)
PIMCO CommoditiesPLUS™ Short Strategy Fund	14	(79)	(65)
PIMCO CommoditiesPLUS™ Strategy Fund	5,229	(21,870)	(16,641)
PIMCO CommodityRealReturn Strategy Fund®	593,323	(415,648)	177,675
PIMCO Inflation Response Multi-Asset Fund	4	(45)	(41)

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, passive foreign investment companies, and unamortized premium on convertible bonds for federal income tax purposes.

15.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Funds’ financial statements.

108	PIMCO REAL RETURN STRATEGY FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBL	Credit Suisse AG	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	FCT	Credit Suisse Capital LLC	MSX	Morgan Stanley Capital Group, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
FBF	Credit Suisse International	MEI	Merrill Lynch International	UAG	UBS AG

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	MYR	Malaysian Ringgit
CAD	Canadian Dollar	INR	Indian Rupee	PHP	Philippine Peso
CNY	Chinese Renminbi	JPY	Japanese Yen	SGD	Singapore Dollar
EUR	Euro	KRW	South Korean Won	USD	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
COMEX	Commodity Exchange, Inc.	LME	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
1HCO12	First Half of 2012 Calendar Brent	DJUBSHG	Dow Jones-UBS Copper Sub-Index	GOCOCAL CAL12	2012 Calendar Margin ICE Gasoil vs. Brent
1HHO12	First Half of 2012 Calendar Heating Oil	DJUBSLC3	Dow Jones-UBS Live Cattle Sub-Index 3 Month Forward	HOCL1	NYMEX Heating Oil NYMEX WTI Cushing Crude Oil First Month Spread
BCC2GO1P	Barclays Capital Gas Oil 1M Deferred S2 Excess Return Index	DJUBSLI	Dow Jones-UBS Livestock Sub-Index	JMCU305E	JPMorgan Live Cattle Sub-Index
BCC2LP1P	Barclays Capital Copper 1M Deferred S2 Excess Return Index	DJUBSNI	Dow Jones-UBS Nickel Sub-Index	LPP2TR	Pure Beta Plus II Total Return Index Value
BXCS1461	Barclays Commodity Strategy BXCS1461 Index	DJUBSPR	Dow Jones-UBS Precious Metals Sub-Index	LSFOCOCAL12	2012 Calendar Margin Platts Northwest Europe 1% Fuel Oil Cargoes vs. Brent
BXCS1469	Commodity Strategy 1469 Copper 3 Month Deferred Total Return	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	MOTC3112	S&P GSCI Copper Index
CAL12BRENT	2012 Calendar Brent	DJUBSZS	Dow Jones-UBS Zinc Sub-Index	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
CDX.EM	Credit Derivatives Index - Emerging Markets	DTDBRT CAL12	2012 Calendar Dated Brent	MOTT3002	Modified Post-Roll Dow Jones-UBS Commodity IndexSM Total Return
CDX.IG	Credit Derivatives Index - Investment Grade	DTDBRTCO CAL12	2012 Calendar Dated Brent Margin	MOTT3007	Dow Jones-UBS MW1 Commodity IndexSM Total Return
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	QSCOCAL13	2013 Calendar Margin ICE Gasoil vs. Brent
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	ENHGD84T	Dow Jones-AIG E84 Total Return	RBOBCO 4Q12	4th Quarter of 2012 Margin RBOB Gasoline vs. Brent
CVICSTR3	Dow Jones-UBS Customized Post Roll Index	EUMARGIN CAL12	2012 Calendar European Refined Margin	SPGCCLP	S&P GSCI Crude Oil Index
DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	EUROBOBCO CAL12	2012 Calendar Margin Eurobob Gasoline vs. Brent	SPGCICP	S&P GSCI Copper Index Excess Return
DJUBSAL	Dow Jones-UBS Aluminum Sub-Index	EUROJETCOCAL 12	2012 Calendar Margin NWE CIF Jet vs. Brent	SPGCILP	S&P GSCI Lead Index
DJUBSF1T	Dow Jones-UBS Commodity Index 1 Month Forward Total Return	FOCOCAL13	2013 Calendar Margin Platts NWE 1% FBO CGO Fuel vs. Brent Crack	SPGSBRP	S&P GSCI Brent Crude Index Excess Return Index
DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	FRCPXTOB	France Consumer Price ex-Tobacco Index	USCRLLSS	Light Louisiana Sweet Crude Oil Spot Price
DJUBSGC	Dow Jones-UBS Gold Sub-Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	oz.	Ounce
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	WTI	West Texas Intermediate
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate

Semiannual Report	September 30, 2011	109

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements

Approval of the Amended and Restated Investment Advisory Contract and Amended and Restated Supervision and Administration Agreement for PIMCO Credit Absolute Return Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund, PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2035 Fund, PIMCO Senior Floating Rate Fund, PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund and PIMCO Total Return Fund IV

At a meeting held on August 15-16, 2011, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2012. The Board also considered and approved for an additional one-year term through August 31, 2012, the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2012; and (ii) Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS® TR Strategy Fund and PIMCO Fundamental IndexPLUS® TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2012.

The Board, including all of the independent Trustees, approved the Investment Advisory Contract and Supervision and Administration Agreement (the “New Funds’ Agreements”) on behalf of PIMCO International Fundamental IndexPLUS® TR Strategy Fund, PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2035 Fund, PIMCO Senior Floating Rate Fund, PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund and PIMCO Total Return Fund IV, at a meeting on February 28, 2011, and on behalf of PIMCO Credit Absolute Return Fund and PIMCO Inflation Response Multi-Asset Fund, at a meeting on May 23, 2011 (together with PIMCO International Fundamental IndexPLUS® TR Strategy Fund, PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2035 Fund, PIMCO Senior Floating Rate Fund, PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund and PIMCO Total Return Fund IV, the “New Funds”). At the meeting held on August 15-16, 2011, the Board also considered and approved the Sub-Advisory Agreement (the “RAFI Sub-Advisory Agreement”) with RALLC, on behalf of PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds and, if available, information about the fees charged and services provided to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of the New Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to the New Funds.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 15-16, 2011 meeting. The independent Trustees also met with counsel to the Trust on August 4, 2011 to discuss the materials presented.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the applicable New Funds’ Agreements and the RAFI Sub-Advisory Agreement at the February 28, 2011, May 23, 2011 and August 15-16, 2011 meetings.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and the approval of the New Funds’ Agreements and the RAFI Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address

110	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee. The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees considered that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2010, including, but not limited to, undertaking significant technology initiatives; assuming responsibility for certain sub-administration services and decoupling from the Allianz Funds; broadening the PIMCO Retail Oversight (“PRO”) group to include oversight of institutional classes; implementing a quality management system for processes/activities; converting to a prospectus content management system; developing a “Pricing Portal” to streamline and automate certain pricing functions; continuing to implement fair valuation level assignments per FAS 157; planning to outsource net asset value delivery to another service provider to accelerate delivery timing to intermediaries; improving the review of Boston Financial Data Services’ large trade processing; implementing new cost basis reporting; establishing a new Funds’ website; and creating the PIMCO Risk Committee, which is the global risk oversight committee at PIMCO.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board also considered the sub-advisory services to be provided to the PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund under the RAFI Sub-Advisory Agreement. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, RALLC’s principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by RALLC under the Asset Allocation Agreements, Sub-Advisory Agreements and RAFI Sub-Advisory Agreement are likely to benefit the Funds, the New Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3.	Investment Performance

As the New Funds had not yet commenced operations at the time the Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2011 and other performance data, as available, for the period ended June 30, 2011 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2011 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 15-16, 2011 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods. The Board noted that, as of May 31, 2011, the Institutional Class of 76%, 73% and 64% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of

Semiannual Report	September 30, 2011	111

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements  (Cont.)

securities and that differences in performance among classes could principally be attributed to differences in the distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 5 years of performance history, more than 90% outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2011, as indicated in the PIMCO Report. The Board considered that, over periods three years and longer ended May 31, 2011, more than 90% of Funds (based on Institutional Class performance) have outperformed the relative benchmark indexes on a net-of-fees basis. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the supervisory and administrative fee for certain classes for several Funds, as well as historic fee reductions, including the significant supervisory and administrative fee reductions that took effect in May 2011.

The Board considered the intensive nature of managing bond funds, noting that it requires a number of factors, including, varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

The Board considered that PIMCO strives to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also noted that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

With respect to the New Funds, the Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. The Trustees noted that the advisory fees for the Funds were the same or lower than PIMCO separate account fees in 31 out of 44 strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

With respect to the PIMCO Credit Absolute Return Fund and PIMCO Total Return Fund IV, the Board reviewed data comparing the advisory fees to the standard fee rate PIMCO charges to separate accounts and other clients with a similar investment strategy. At the time the Board considered the advisory fees, PIMCO did not manage any separate accounts or other products with investment strategies similar to the PIMCO Inflation Response Multi-Asset Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund, PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2035 Fund, PIMCO Senior Floating Rate Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund, and, thus, no comparative fee information was considered.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above

112	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

In connection with the approval of the New Funds’ Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreements. The Board concluded that the New Funds’ proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. With respect to the New Funds, the Board also noted that PIMCO proposed to add the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreements would likely benefit each New Fund and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the New Funds are newly organized, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were similar to the previous year, and within the ranges, but above the median of publicly held investment management companies reported by Lipper and Strategic Insight. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through fee reductions or waivers, the pricing of funds to scale from inception and the enhancement of services provided in return for fees paid. The Trustees also considered that the unified fee has provided inherent economies of scale by maintaining fixed fees even if a particular Fund’s operating costs rise. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been “built” on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. The Board noted that, in general, fee rates for the Funds had been set competitively, had been reduced for some Funds over time, had been held steady for most Funds as assets grew and continued to be competitive compared with peers. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets.

The Board concluded that the Funds’ cost structures and the New Funds’ proposed cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7.	Conclusions

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreements and the Sub-Advisory Agreements, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreements and the RAFI Sub-Advisory Agreement were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund and the fees paid to RALLC by PIMCO under the RAFI Sub-Advisory Agreement, and that the approval of the New Funds’ Agreements and the RAFI Sub-Advisory Agreement was in the best interests of the New Funds and their shareholders.

Semiannual Report	September 30, 2011	113

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

Sign up for e-delivery

To get future prospectuses online and to eliminate mailings, go to: pimco.com/edelivery

pimco.com/investments

PF4007SAR_093011

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2011

International Bond Funds

PIMCO Emerging Local Bond Fund

PIMCO Emerging Markets Bond Fund

PIMCO Emerging Markets Corporate Bond Fund

PIMCO Emerging Markets Currency Fund

PIMCO Foreign Bond Fund (Unhedged)

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

PIMCO Global Advantage Strategy Bond Fund

PIMCO Global Bond Fund (Unhedged)

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		15
Benchmark Descriptions		17
Financial Highlights		18
Statements of Assets and Liabilities		32
Statements of Operations		34
Statements of Changes in Net Assets		36
Notes to Financial Statements		165
Glossary		179
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements		180

FUND	Fund Summary	Schedule of Investments

PIMCO Emerging Local Bond Fund	6	39
PIMCO Emerging Markets Bond Fund	7	54
PIMCO Emerging Markets Corporate Bond Fund*	8	67
PIMCO Emerging Markets Currency Fund**	9	75
PIMCO Foreign Bond Fund (Unhedged)	10	87
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	11	104
PIMCO Global Advantage Strategy Bond Fund	12	121
PIMCO Global Bond Fund (Unhedged)	13	138
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	14	152

*	Prior to June 8, 2011, the PIMCO Emerging Markets Corporate Bond Fund was named the PIMCO Emerging Markets and Infrastructure Bond Fund.
**	Prior to August 16, 2011, the PIMCO Emerging Markets Currency Fund was named the PIMCO Developing Local Markets Fund.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Over the six-month reporting period, a number of events caused heightened investor nervousness and market volatility, which weighed on financial markets globally. In particular, the U.S. Congress flirted with possible default in what turned out to be political theater over the new debt ceiling, and at its end, the U.S. lost its prized AAA credit rating for long-term debt from Standard & Poor’s. In fact, polarization in Washington is high, including the divide in ideologies and in economic vision for the role and efficacy of fiscal policy. Within Europe, mounting concern about debt restructurings in peripheral European countries, amplified by the potential default of Greece and contagion to the rest of the region and to the global banking sector, increased speculation of a possible breakup of the Eurozone. A number of European economies are suffering from a significant loss of competitiveness, high debt loads and negative demographics. And in the Middle East and North Africa, ongoing social unrest and political uncertainty have increased concern over stability in the region.

In sum, these events weighed heavily on global investor sentiment and are clear indicators of significant structural re-alignments—social, political and economic—taking place at once throughout the world. Governments worldwide will be required to work together in a coordinated effort to address these growing issues of economic power and decline. In this fluid market environment being prepared for, and vigilant to, multiple scenarios is crucial to first managing the heightened risks and second in finding attractive investment opportunities throughout the global marketplace.

Included below are highlights of the financial markets during our six-month reporting period:

■

U.S. Treasury yields declined across the yield curve as prices rose during the reporting period due to the flight-to-quality brought on primarily by growing investor concern over the European sovereign debt crisis, a slowing global economy, and the downgrade of the U.S. credit rating by Standard & Poor’s in August. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25% and announced a new “Operation Twist” policy initiative, repeated from 1961, again designed to replace short-term debt with longer-term U.S. Treasuries to try to support the economy by reducing long-term interest rates. The Bank of England held its key lending rate at 0.50%, while the European Central Bank raised its main policy rate to 1.50% during the first part of the period in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 1.92% at the end of the reporting period, or 1.55% lower than on March 31, 2011. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 6.20% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 8.33%. The gains were driven by the rally in longer-term TIPS due to an investor flight-to-quality and slower global growth prospects amid heightened sovereign risk concerns in the U.S. and Europe. Shorter-maturity TIPS, however, sold-off given lower commodity prices in addition to upcoming negative inflation seasonality. Despite strong overall gains, TIPS underperformed their nominal U.S. Treasury counterparts as breakeven inflation levels, also a measure of market inflation expectations, narrowed dramatically for all maturities as the investor flight-to-quality bid favored nominal U.S. Treasury debt over TIPS. Also, investor inflation expectations softened as a direct result of slowing global economic growth.

■

Agency mortgage-backed securities (“MBS”) underperformed like-duration U.S. Treasury securities amid the flight-to-quality and speculation regarding a widespread government induced refinancing program.

2	PIMCO INTERNATIONAL BOND FUNDS

The Federal Reserve announced that it would continue to re-invest pay-downs (or the principal returned on a security to the investor) on its Agency MBS and Agency debt into Agency MBS, which helped support Agency MBS asset prices. Non-Agency MBS and commercial MBS also underperformed like-duration U.S. Treasury securities due to increased risk aversion and broad market volatility during the reporting period.

■

Municipal Bonds, including both tax-exempt and taxable Build America Bonds (“BABs”), posted positive returns but underperformed like-duration U.S. Treasury securities due to the flight-to-quality rally in U.S. Treasuries during the period. Municipal bond yields declined across the municipal yield curve as default worries eased and technical factors, such as low new issue supply, supported municipal bond prices. Demand for BABs (taxable municipal bonds) was strong as the securities provided attractive risk-adjusted yields versus similarly rated corporate bonds.

■

Emerging market (“EM”) fixed income assets underperformed U.S. Treasury securities due to general risk aversion and increased market volatility related to global factors. EM spread widening was larger in lower quality EM countries, which generally underperformed the broader EM external debt market. In EM local currency instruments, EM currencies depreciated against the U.S. dollar amid a flight to the U.S. dollar’s perceived better safety. The weakness in EM currencies also affected the performance of EM local currency denominated debt.

■

Equity markets worldwide generally posted negative returns due to increased risk aversion and heightened market volatility brought on by global macroeconomic events. U.S. equities, as measured by the S&P 500 Index, declined 13.78% and global equities, as represented by the MSCI World Index, declined 16.22%. Emerging market equities, as measured by the MSCI Emerging Markets Index, declined 23.45% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-866-746-2602. We also invite you to visit our website at www.pimco.com/investments, or our investment manager’s website at www.pimco.com, to learn more about our views and for expanded market commentary.

Sincerely, Brent R. Harris Chairman of the Board and President, PIMCO Funds November 15, 2011

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2011	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, leveraging risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in foreign (non-U.S.) securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

On each individual Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any CDSC that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a contingent deferred sales charge (“CDSC”), which declines from 3.5% (or 5% for certain Funds) in the first year to 0% at the end of the sixth year. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on each individual Fund summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments.

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C	Class R
PIMCO Emerging Local Bond Fund	12/29/06	12/29/06	05/30/08	10/16/07	07/31/07	07/31/07	—	07/31/07	—
PIMCO Emerging Markets Bond Fund	07/31/97	07/31/97	04/30/08	09/30/98	03/31/00	07/31/97	07/31/97	07/31/97	—
PIMCO Emerging Markets Corporate Bond Fund	07/01/09	07/01/09	10/15/10	—	—	—	—	—	—
PIMCO Emerging Markets Currency Fund	05/31/05	05/31/05	04/30/08	09/29/06	05/31/05	05/31/05	—	05/31/05	—
PIMCO Foreign Bond Fund (Unhedged)	04/30/04	04/30/04	04/30/08	02/28/06	04/30/04	07/30/04	—	07/30/04	—
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	12/02/92	12/02/92	04/30/08	01/28/97	04/08/98	01/20/97	01/20/97	01/20/97	12/31/02
PIMCO Global Advantage Strategy Bond Fund	02/05/09	02/05/09	02/05/09	—	02/05/09	02/05/09	—	02/05/09	02/05/09
PIMCO Global Bond Fund (Unhedged)	11/23/93	11/23/93	11/19/10	08/01/96	07/31/08	—	—	—	—
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	10/02/95	02/25/98	04/30/08	09/30/03	—	10/02/95	10/02/95	10/02/95	—

4	PIMCO INTERNATIONAL BOND FUNDS

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, respectively. Because Class A shares were the initial class of shares offered for the PIMCO Global Bond Fund (U.S. Dollar-Hedged), performance for periods prior to the inception date of the Institutional Class, Class P, Administrative Classes, Class B and Class C is based on the historical performance of Class A shares. The prior Class A performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Institutional Class, Class P, Administrative Class, Class B and Class C shares, respectively.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO

Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (866) 746-2602, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (866) 746-2602 and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO advised Funds are distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019, www.pimco.com/investments, (888) 87-PIMCO.

Semiannual Report	September 30, 2011	5

PIMCO Emerging Local Bond Fund

Institutional Class - PELBX	Class D - PLBDX
Class P - PELPX	Class A - PELAX
Administrative Class - PEBLX	Class C - PELCX

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

Short-Term Instruments	18.6%
South Africa	12.9%
Mexico	11.2%
Indonesia	9.7%
Poland	9.4%
Brazil	8.5%
Other	29.7%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	Fund Inception (12/29/06)
PIMCO Emerging Local Bond Fund Institutional Class	-4.30%	-2.77%	8.29%
PIMCO Emerging Local Bond Fund Class P	-4.35%	-2.87%	8.20%
PIMCO Emerging Local Bond Fund Administrative Class	-4.42%	-3.02%	8.02%
PIMCO Emerging Local Bond Fund Class D	-4.52%	-3.22%	7.83%
PIMCO Emerging Local Bond Fund Class A	-4.52%	-3.22%	7.83%
PIMCO Emerging Local Bond Fund Class A (adjusted)	-8.12%	-6.84%	6.97%
PIMCO Emerging Local Bond Fund Class C	-4.88%	-3.95%	7.03%
PIMCO Emerging Local Bond Fund Class C (adjusted)	-5.81%	-4.85%	7.03%
JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	-4.94%	-2.60%	9.58%	**
Lipper Emerging Market Debt Funds Average	-3.37%	-2.23%	5.96%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 12/31/2006.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.PIMCO.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1% CDSC on Class C shares. The Fund’s total annual operating expense ratios are 0.90% for the Institutional Class shares, 1.00% for Class P shares, 1.15% for Administrative Class shares, 1.35% for Class D shares, 1.35% for Class A shares, and 2.10% for Class C shares.

Portfolio Insights

»

The PIMCO Emerging Local Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

An overweight to Brazil contributed to performance as the Brazilian sub index outperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) (the “Fund’s benchmark index”) during the reporting period.

»	An allocation to the South Korean won detracted from performance as the South Korean won underperformed the Fund’s benchmark index during the reporting period.

»	An overweight to the Mexican peso detracted from relative performance as the Mexican peso underperformed the Fund’s benchmark index during the reporting period.

»	An overweight to the Polish zloty detracted from relative performance as the Polish zloty underperformed the Fund’s benchmark index during the reporting period.

»	An allocation to Brazilian interest rate swaps contributed to performance as rates on Brazilian swaps rallied during the reporting period.

»	An underweight to Hungary contributed to performance as the Hungary sub index underperformed the Fund’s benchmark index during the reporting period.

»	An underweight to Russia contributed to performance as the Russia sub index underperformed the Fund’s benchmark index during the reporting period.

6	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Emerging Markets Bond Fund

Institutional Class - PEBIX	Class A - PAEMX
Class P - PEMPX	Class B - PBEMX
Administrative Class - PEBAX	Class C - PEBCX
Class D - PEMDX

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

Short-Term Instruments	15.4%
Russia	14.3%
Brazil	9.7%
Mexico	9.5%
Indonesia	6.7%
Other	44.4%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Institutional Class	0.37%	0.06%	7.23%	12.24%	11.15%
PIMCO Emerging Markets Bond Fund Class P	0.32%	-0.04%	7.12%	12.13%	11.04%
PIMCO Emerging Markets Bond Fund Administrative Class	0.24%	-0.19%	6.96%	11.96%	10.87%
PIMCO Emerging Markets Bond Fund Class D	0.16%	-0.36%	6.80%	11.79%	10.72%
PIMCO Emerging Markets Bond Fund Class A	0.16%	-0.36%	6.80%	11.79%	10.70%
PIMCO Emerging Markets Bond Fund Class A (adjusted)	-3.60%	-4.10%	5.99%	11.36%	10.41%
PIMCO Emerging Markets Bond Fund Class B	-0.22%	-1.12%	6.00%	11.20%	10.29%
PIMCO Emerging Markets Bond Fund Class B (adjusted)	-3.64%	-4.44%	5.93%	11.20%	10.29%
PIMCO Emerging Markets Bond Fund Class C	-0.22%	-1.11%	6.01%	10.95%	9.89%
PIMCO Emerging Markets Bond Fund Class C (adjusted)	-1.20%	-2.06%	6.01%	10.95%	9.89%
JPMorgan Emerging Markets Bond Index (EMBI) Global	2.14%	1.28%	7.81%	10.48%	8.95%
Lipper Emerging Market Debt Funds Average	-3.37%	-2.23%	6.64%	11.37%	9.08%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.PIMCO.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.75% CDSC on Class B shares one- and five-year returns, and 1% CDSC on Class C shares. The Fund’s total annual operating expense ratios are 0.83% for the Institutional Class shares, 0.93% for Class P shares, 1.08% for Administrative Class shares, 1.25% for Class D shares, 1.25% for Class A shares, 2.00% for Class B shares, and 2.00% for Class C shares.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to countries with emerging market countries, which may be represented by forwards or derivatives such as options, futures, contracts, or swap agreements.

»

An exposure to corporates/quasi sovereign credits, as represented by the JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI), detracted from relative performance as they underperformed the JPMorgan Emerging Markets Bond Index (EMBI) Global (the “Fund’s benchmark index”) during the reporting period.

»	An overweight to Russia detracted from relative performance as the Russia sub index underperformed the Fund’s benchmark index during the reporting period.

»

An allocation to emerging market (“EM”) currencies detracted from relative performance as EM currencies, as represented by the JPMorgan Emerging Local Markets Index Plus (Unhedged), underperformed the Fund’s benchmark index during the reporting period.

»	An underweight to U.S. interest rate duration (or sensitivity to changes in market interest rates) detracted from performance as U.S. Treasury yields declined during the reporting period.

»	An underweight to Argentina contributed to relative performance as the Argentina sub index underperformed the Fund’s benchmark index during the reporting period.

»	An overweight to Brazil contributed to relative performance as the Brazilian sub index outperformed the Fund’s benchmark index during the reporting period.

»	An underweight to Ukraine contributed to relative performance as the Ukrainian sub index underperformed the Fund’s benchmark index during the reporting period.

»	An allocation to Brazilian interest rate swaps added to performance as they rallied during the reporting period.

Semiannual Report	September 30, 2011	7

PIMCO Emerging Markets Corporate Bond Fund

Institutional Class - PEMIX
Class P - PMIPX

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

Russia	16.9%
Brazil	16.8%
Short-Term Instruments	9.7%
Cayman Islands	7.6%
Mexico	4.7%
Other	44.3%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	Fund Inception (07/01/09)
PIMCO Emerging Markets Corporate Bond Fund Institutional Class	-4.43%	-2.58%	9.50%
PIMCO Emerging Markets Corporate Bond Fund Class P	-4.48%	-2.67%	9.45%
JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI)	-3.15%	-1.81%	11.22%	**
Lipper Emerging Market Debt Funds Average	-3.37%	-2.23%	11.27%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 06/30/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.PIMCO.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratios are 1.25% for the Institutional Class shares and 1.35% for Class P shares.

Portfolio Insights

»

The PIMCO Emerging Markets Corporate Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of corporate Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	Prior to June 8, 2011, the PIMCO Emerging Markets Corporate Bond Fund was named the PIMCO Emerging Markets and Infrastructure Bond Fund.

»

An underweight to China contributed to performance as the China sub index underperformed the JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI) (the “Fund’s benchmark”) for the reporting period.

»	An overweight to Russia detracted from performance as the Russia sub index underperformed the Fund’s benchmark for the reporting period.

»	An underweight to Qatar detracted from performance as the Qatar sub index outperformed the Fund’s benchmark for the reporting period.

»	An underweight to Saudi Arabia detracted from performance as the Saudi Arabia sub index outperformed the Fund’s benchmark for the reporting period.

»	An overweight to emerging market currencies detracted from performance as the JPMorgan Emerging Local Markets Index Plus (Unhedged) underperformed the Fund’s benchmark for the reporting period.

»	An underweight to Ukraine contributed to performance as the Ukraine sub index underperformed the Fund’s benchmark for the reporting period.

8	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Emerging Markets Currency Fund

Institutional Class - PLMIX	Class D - PLMDX
Class P - PLMPX	Class A - PLMAX
Administrative Class - PDEVX	Class C - PLMCX

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

Short-Term Instruments	46.9%
Russia	8.0%
United States	6.5%
Mexico	4.9%
Brazil	4.2%
Other	29.5%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	5 Years	Fund Inception (05/31/05)
PIMCO Emerging Markets Currency Fund Institutional Class	-7.61%	-4.00%	5.09%	5.62%
PIMCO Emerging Markets Currency Fund Class P	-7.66%	-4.09%	4.98%	5.52%
PIMCO Emerging Markets Currency Fund Administrative Class	-7.73%	-4.24%	4.82%	5.35%
PIMCO Emerging Markets Currency Fund Class D	-7.80%	-4.38%	4.67%	5.19%
PIMCO Emerging Markets Currency Fund Class A	-7.80%	-4.38%	4.67%	5.19%
PIMCO Emerging Markets Currency Fund Class A (adjusted)	-11.26%	-7.97%	3.87%	4.55%
PIMCO Emerging Markets Currency Fund Class C	-8.15%	-5.10%	3.89%	4.40%
PIMCO Emerging Markets Currency Fund Class C (adjusted)	-9.07%	-6.04%	3.89%	4.40%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	-7.29%	-3.83%	6.12%	6.37%
JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)	-7.29%	-3.83%	5.87%	6.11%
Lipper Emerging Market Debt Funds Average	-3.37%	-2.23%	6.64%	7.34%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.PIMCO.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1% CDSC on Class C shares. The Fund’s total annual operating expense ratios are 0.86% for the Institutional Class shares, 0.96% for Class P shares, 1.11% for Administrative Class shares, 1.26% for Class D shares, 1.26% for Class A shares, and 2.01% for Class C shares.

Portfolio Insights

»

The PIMCO Emerging Markets Currency Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in currencies of, emerging markets countries. The Fund’s investments in currencies or Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies or instruments denominated in currencies of emerging market countries may be invested in other types of Fixed Income Instruments.

»	Prior to August 16, 2011, the PIMCO Emerging Markets Currency Fund was named the PIMCO Developing Local Markets Fund.

»	An overweight to Mexico detracted from returns as the Mexican sub index underperformed the Fund’s benchmark index during the reporting period.

»	An underweight to Argentina detracted from returns as the Argentina sub index outperformed the Fund’s benchmark index during the reporting period.

»	Exposure to emerging market corporates/ quasi sovereign credits detracted from performance as these credits posted negative returns for the reporting period.

»	An overweight to China contributed to performance as the China sub index outperformed the Fund’s benchmark index during the reporting period.

»	An underweight to Hungary contributed to performance as the Hungary sub index underperformed the Fund’s benchmark index during the reporting period.

»	An out-of-benchmark allocation to Brazil local interest rate swaps benefited returns as Brazil swap rates rallied during the reporting period.

Semiannual Report	September 30, 2011	9

PIMCO Foreign Bond Fund (Unhedged)

Institutional Class - PFUIX	Class D - PFBDX
Class P - PFUPX	Class A - PFUAX
Administrative Class - PFUUX	Class C - PFRCX

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

United States	28.7%
Germany	21.5%
United Kingdom	15.2%
Short-Term Instruments	7.2%
Netherlands	5.3%
Other	22.1%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	5 Years	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Institutional Class	5.27%	5.72%	9.54%	7.63%
PIMCO Foreign Bond Fund (Unhedged) Class P	5.22%	5.62%	9.43%	7.52%
PIMCO Foreign Bond Fund (Unhedged) Administrative Class	5.14%	5.46%	9.27%	7.36%
PIMCO Foreign Bond Fund (Unhedged) Class D	5.06%	5.30%	9.09%	7.17%
PIMCO Foreign Bond Fund (Unhedged) Class A	5.05%	5.27%	9.06%	7.16%
PIMCO Foreign Bond Fund (Unhedged) Class A (adjusted)	1.11%	1.32%	8.23%	6.61%
PIMCO Foreign Bond Fund (Unhedged) Class C	4.66%	4.48%	8.25%	6.36%
PIMCO Foreign Bond Fund (Unhedged) Class C (adjusted)	3.66%	3.49%	8.25%	6.36%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD	5.36%	4.68%	8.26%	6.83%
Lipper International Income Funds Average	1.36%	1.58%	6.54%	5.56%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.PIMCO.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1% CDSC on Class C shares. The Fund’s total annual operating expense ratios are 0.50% for the Institutional Class shares, 0.60% for Class P shares, 0.75% for Administrative Class shares, 0.90% for Class D shares, 0.90% for Class A shares, and 1.65% for Class C shares.

Portfolio Insights

»

The PIMCO Foreign Bond Fund (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

An overweight to German bunds (within core-Europe) duration (or sensitivity to changes in market interest rates) versus European peripherals (i.e. Spain and Italy) contributed to relative performance as sovereign yields on German bunds fell and peripheral (i.e. Spanish and Italian) spreads widened over the reporting period.

»

Gains from an underweight to the euro, which depreciated relative to the U.S. dollar from July 2011 through September 2011, more than offset losses incurred from an underweight to the euro, as it appreciated relative to the U.S. dollar from April 2011 and June 2011.

»

Gains from a tactical position in the Japanese yen, from early April 2011 through late July 2011, more than offset losses derived from an underweight to the currency as it appreciated versus the U.S. dollar over the remainder of the reporting period.

»

An overweight to U.K. duration from May 2011 through September 2011 contributed to relative performance as ten-year government yields fell over the period, offsetting losses derived from an underweight to U.K. duration early in the reporting period.

»	Positions in high-quality financial names, particularly in the U.S., detracted from relative performance as spreads on financials widened over the reporting period.

»	An underweight to U.S. and Japan duration detracted from relative performance as ten-year government yields fell over the reporting period.

»	Positions in high-quality non-Agency mortgage-backed securities and asset-backed securities detracted from relative performance as spreads on these securities widened over the reporting period.

10	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Institutional Class - PFORX	Class A - PFOAX
Class P - PFBPX	Class B - PFOBX
Administrative Class - PFRAX	Class C - PFOCX
Class D - PFODX	Class R - PFRRX

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

United States	30.1%
Germany	21.0%
United Kingdom	16.6%
Short-Term Instruments	6.7%
France	4.9%
Other	20.7%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Institutional Class	4.08%	2.51%	6.67%	6.11%	7.81%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class P	4.03%	2.41%	6.57%	6.01%	7.71%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Administrative Class	3.95%	2.25%	6.40%	5.86%	7.55%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class D	3.87%	2.10%	6.23%	5.66%	7.34%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A	3.87%	2.07%	6.20%	5.64%	7.33%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	-0.03%	-1.76%	5.39%	5.24%	7.11%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B	3.47%	1.30%	5.41%	5.10%	7.04%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	-0.03%	-2.12%	5.32%	5.10%	7.04%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C	3.48%	1.31%	5.41%	4.86%	6.54%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	2.48%	0.33%	5.41%	4.86%	6.54%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class R	3.74%	1.82%	5.93%	5.37%	7.06%
JPMorgan GBI Global ex-US Index Hedged in USD	4.44%	1.53%	4.58%	4.57%	6.63%	**
Lipper International Income Funds Average	1.36%	1.58%	6.54%	6.73%	6.52%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 11/30/1992.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.PIMCO.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1% CDSC on Class C shares. The Fund’s total annual operating expense ratios are 0.50% for the Institutional Class shares, 0.60% for Class P shares, 0.75% for Administrative Class shares, 0.90% for Class D shares, 0.90% for Class A shares, 1.65% for Class B shares, 1.65% for Class C shares, and 1.15% for Class R shares.

Portfolio Insights

»

The PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

An overweight to German bunds (within core-Europe) duration (or sensitivity to changes in market interest rates) versus European peripherals (i.e. Spain and Italy) contributed to relative performance as sovereign yields on German bunds fell and peripheral (i.e. Spanish and Italian) spreads widened over the reporting period.

»

Gains from an underweight to the euro, which depreciated relative to the U.S. dollar from July 2011 through September 2011, more than offset losses incurred from an underweight to the euro, as it appreciated relative to the U.S. dollar from April 2011 and June 2011.

»

Gains from a tactical position in the Japanese yen, from early April 2011 through late July 2011, more than offset losses derived from an underweight to the currency as it appreciated versus the U.S. dollar over the remainder of the reporting period.

»

An overweight to U.K. duration from May 2011 through September 2011 contributed to relative performance as ten-year government yields fell over the period, offsetting losses derived from an underweight to U.K. duration early in the reporting period.

»	Positions in high-quality financial names, particularly in the U.S., detracted from relative performance as spreads on financials widened over the reporting period.

»	An underweight to U.S. and Japan duration detracted from relative performance as ten-year government yields fell over the reporting period.

»	Positions in high-quality non-Agency mortgage-backed securities and asset-backed securities detracted from relative performance as spreads on these securities widened over the reporting period.

Semiannual Report	September 30, 2011	11

PIMCO Global Advantage Strategy Bond Fund

Institutional Class - PSAIX	Class A - PGSAX
Class P - PGBPX	Class C - PAFCX
Class D - PGSDX	Class R - PSBRX

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

United States	29.6%
Short-Term Instruments	10.6%
Germany	9.0%
Australia	8.1%
United Kingdom	7.8%
Canada	7.2%
Other	27.7%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	Fund Inception (02/05/09)
PIMCO Global Advantage Strategy Bond Fund Institutional Class	1.53%	3.20%	10.02%
PIMCO Global Advantage Strategy Bond Fund Class P	1.48%	3.10%	9.91%
PIMCO Global Advantage Strategy Bond Fund Class D	1.32%	2.80%	9.62%
PIMCO Global Advantage Strategy Bond Fund Class A	1.32%	2.79%	9.60%
PIMCO Global Advantage Strategy Bond Fund Class A (adjusted)	-2.48%	-1.08%	8.03%
PIMCO Global Advantage Strategy Bond Fund Class C	0.94%	2.02%	8.77%
PIMCO Global Advantage Strategy Bond Fund Class C (adjusted)	-0.06%	1.06%	8.77%
PIMCO Global Advantage Strategy Bond Fund Class R	1.20%	2.54%	9.33%
Barclays Capital U.S. Aggregate Index	6.20%	5.26%	7.65%
PIMCO Global Advantage Bond Index (GLADI) (NY Close)	0.86%	2.44%	9.84%
Lipper Global Income Funds Average	0.96%	1.60%	9.91%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 01/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.PIMCO.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1% CDSC on Class C shares. The Fund’s total annual operating expense ratios are 0.70% for the Institutional Class shares, 0.80% for Class P shares, 0.95% for Administrative Class shares, 1.10% for Class D shares, 1.10% for Class A shares, 1.85% for Class C shares, and 1.35% for Class R shares.

Portfolio Insights

»

The PIMCO Global Advantage Strategy Bond Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

An overweight to German bunds (within core-Europe) duration (or sensitivity to changes in market interest rates) versus European peripherals (i.e. Spain and Italy) contributed to relative performance as sovereign yields on German bunds fell and peripheral (i.e. Spanish and Italian) spreads widened over the reporting period.

»	An overweight to Brazil and Mexico local duration contributed to relative performance as interest rate swap rates in these countries fell during the reporting period.

»	An underweight to external emerging market (“EM”) government bonds contributed to relative performance as spreads widened over the reporting period.

»	An underweight exposure to the euro contributed to relative performance as the currency depreciated relative to the U.S. dollar over the reporting period.

»

An overweight exposure to the Malaysian ringgit, Philippine peso, Singapore dollar, Korean won, Brazilian real, and Mexican peso detracted from relative performance as these currencies depreciated relative to the U.S. dollar.

»	An underweight to U.S. duration detracted from relative performance as ten-year government yields fell during the reporting period.

»	An overweight to external EM external corporate credits detracted from relative performance as spreads widened over the reporting period.

12	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Global Bond Fund (Unhedged)

Institutional Class - PIGLX	Administrative Class - PADMX
Class P - PGOPX	Class D - PGBDX

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

United States	36.8%
United Kingdom	15.5%
Germany	11.4%
Short-Term Instruments	10.0%
France	5.3%
Other	21.0%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (11/23/93)
PIMCO Global Bond Fund (Unhedged) Institutional Class	5.89%	5.89%	8.63%	8.60%	7.34%
PIMCO Global Bond Fund (Unhedged) Class P	5.84%	5.77%	8.52%	8.49%	7.23%
PIMCO Global Bond Fund (Unhedged) Administrative Class	5.76%	5.62%	8.36%	8.34%	7.08%
PIMCO Global Bond Fund (Unhedged) Class D	5.68%	5.47%	8.20%	8.17%	6.92%
JPMorgan GBI Global FX NY Index Unhedged in USD	6.58%	5.15%	7.92%	7.58%	6.50%	**
Lipper Global Income Funds Average	0.96%	1.60%	5.70%	6.39%	6.13%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 11/30/1993.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.PIMCO.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratios are 0.55% for the Institutional Class shares, 0.65% for Class P shares, 0.80% for Administrative Class shares, and 0.95% for Class D shares.

Portfolio Insights

»

The PIMCO Global Bond Fund (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»

An overweight to German bunds (within core-Europe) duration (or sensitivity to changes in market interest rates) versus European peripherals (i.e. Spain and Italy) contributed to relative performance as sovereign yields on German bunds fell and peripheral (i.e. Spanish and Italian) spreads widened over the reporting period.

»

Gains from an underweight to the euro, which depreciated relative to the U.S. dollar from July 2011 through September 2011, more than offset losses incurred from an underweight to the euro, as it appreciated relative to the U.S. dollar from April 2011 and June 2011.

»

Gains from a tactical position in the Japanese yen, from early April 2011 through late July 2011, more than offset losses derived from an underweight to the currency as it appreciated versus the U.S. dollar over the remainder of the reporting period.

»

An overweight to U.K. duration from May 2011 through September 2011 contributed to relative performance as ten-year government yields fell over the period, offsetting losses derived from an underweight to U.K. duration early in the reporting period.

»	Positions in high-quality financial names, particularly in the U.S., detracted from relative performance as spreads on financials widened over the reporting period.

»	An underweight to U.S. and Japan duration detracted from relative performance as ten-year government yields fell over the reporting period.

»	Positions in high-quality non-Agency mortgage-backed securities and asset-backed securities detracted from relative performance as spreads on these securities widened over the reporting period.

Semiannual Report	September 30, 2011	13

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Institutional Class - PGBIX	Class A - PAIIX
Class P - PGNPX	Class B - PBIIX
Administrative Class - PGDAX	Class C - PCIIX

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

United States	39.5%
United Kingdom	14.5%
Germany	11.4%
Short-Term Instruments	6.2%
Australia	5.7%
France	5.3%
Other	17.4%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/02/95)
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Institutional Class	4.95%	3.85%	6.42%	6.05%	7.18%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class P	4.89%	3.75%	6.32%	5.95%	7.07%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Administrative Class	4.81%	3.59%	6.19%	5.78%	6.91%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A	4.76%	3.45%	6.01%	5.63%	6.76%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	0.83%	-0.43%	5.20%	5.23%	6.50%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B	4.36%	2.68%	5.21%	5.08%	6.40%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	0.86%	-0.78%	5.13%	5.08%	6.40%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class C	4.36%	2.68%	5.22%	4.85%	5.95%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	3.36%	1.69%	5.22%	4.85%	5.95%
JPMorgan GBI Global Index Hedged in USD	5.90%	2.93%	5.23%	4.89%	6.32%	**
Lipper Global Income Funds Average	0.96%	1.60%	5.70%	6.39%	6.19%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 09/30/1995.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.PIMCO.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1% CDSC on Class C shares. The Fund’s total annual operating expense ratios are 0.55% for the Institutional Class shares, 0.65% for Class P shares, 0.80% for Administrative Class shares, 0.90% for Class A shares, 1.65% for Class B shares, and 1.65% for Class C shares.

Portfolio Insights

»

The PIMCO Global Bond Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

An overweight to German bunds (within core-Europe) duration (or sensitivity to changes in market interest rates) versus European peripherals (i.e. Spain and Italy) contributed to relative performance as sovereign yields on German bunds fell and peripheral (i.e. Spanish and Italian) spreads widened over the reporting period.

»

Gains from an underweight to the euro, which depreciated relative to the U.S. dollar from July 2011 through September 2011, more than offset losses incurred from an underweight to the euro, as it appreciated relative to the U.S. dollar from April 2011 and June 2011.

»

Gains from a tactical position in the Japanese yen, from early April 2011 through late July 2011, more than offset losses derived from an underweight to the currency as it appreciated versus the U.S. dollar over the remainder of the reporting period.

»

An overweight to U.K. duration from May 2011 through September 2011 contributed to relative performance as ten-year government yields fell over the period, offsetting losses derived from an underweight to U.K. duration early in the reporting period.

»	Positions in high-quality financial names, particularly in the U.S., detracted from relative performance as spreads on financials widened over the reporting period.

»	An underweight to U.S. and Japan duration detracted from relative performance as ten-year government yields fell over the reporting period.

»	Positions in high-quality non-Agency mortgage-backed securities and asset-backed securities detracted from relative performance as spreads on these securities widened over the reporting period.

14	PIMCO INTERNATIONAL BOND FUNDS

Expense Examples

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”). Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2011 to September 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/11)	Ending Account Value (09/30/11)	Expenses Paid During Period *	Beginning Account Value (04/01/11)	Ending Account Value (09/30/11)	Expenses Paid During Period *	Net Annualized Expense Ratio
PIMCO Emerging Local Bond Fund
Institutional Class	$1,000.00	$956.98	$4.40	$1,000.00	$1,020.50	$4.55	0.90%
Class P	1,000.00	956.49	4.89	1,000.00	1,020.00	5.05	1.00
Administrative Class	1,000.00	955.77	5.62	1,000.00	1,019.25	5.81	1.15
Class D	1,000.00	954.80	6.60	1,000.00	1,018.25	6.81	1.35
Class A	1,000.00	954.79	6.60	1,000.00	1,018.25	6.81	1.35
Class C	1,000.00	951.19	10.24	1,000.00	1,014.50	10.58	2.10
PIMCO Emerging Markets Bond Fund
Institutional Class	$1,000.00	$1,003.72	$4.16	$1,000.00	$1,020.85	$4.19	0.83%
Class P	1,000.00	1,003.20	4.66	1,000.00	1,020.35	4.70	0.93
Administrative Class	1,000.00	1,002.45	5.41	1,000.00	1,019.60	5.45	1.08
Class D	1,000.00	1,001.59	6.25	1,000.00	1,018.75	6.31	1.25
Class A	1,000.00	1,001.59	6.25	1,000.00	1,018.75	6.31	1.25
Class B	1,000.00	997.77	9.99	1,000.00	1,015.00	10.08	2.00
Class C	1,000.00	997.81	9.99	1,000.00	1,015.00	10.08	2.00
PIMCO Emerging Markets Corporate Bond Fund
Institutional Class	$1,000.00	$955.68	$6.11	$1,000.00	$1,018.75	$6.31	1.25%
Class P	1,000.00	955.19	6.60	1,000.00	1,018.25	6.81	1.35

Semiannual Report	September 30, 2011	15

Expense Examples (Cont.)

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/11)	Ending Account Value (09/30/11)	Expenses Paid During Period *	Beginning Account Value (04/01/11)	Ending Account Value (09/30/11)	Expenses Paid During Period *	Net Annualized Expense Ratio
PIMCO Emerging Markets Currency Fund
Institutional Class	$1,000.00	$923.87	$4.09	$1,000.00	$1,020.75	$4.29	0.85%
Class P	1,000.00	923.40	4.57	1,000.00	1,020.25	4.80	0.95
Administrative Class	1,000.00	922.70	5.29	1,000.00	1,019.50	5.55	1.10
Class D	1,000.00	922.00	6.01	1,000.00	1,018.75	6.31	1.25
Class A	1,000.00	922.00	6.01	1,000.00	1,018.75	6.31	1.25
Class C	1,000.00	918.50	9.59	1,000.00	1,015.00	10.08	2.00
PIMCO Foreign Bond Fund (Unhedged)
Institutional Class	$1,000.00	$1,052.69	$2.57	$1,000.00	$1,022.50	$2.53	0.50%
Class P	1,000.00	1,052.17	3.08	1,000.00	1,022.00	3.03	0.60
Administrative Class	1,000.00	1,051.37	3.85	1,000.00	1,021.25	3.79	0.75
Class D	1,000.00	1,050.59	4.61	1,000.00	1,020.50	4.55	0.90
Class A	1,000.00	1,050.54	4.66	1,000.00	1,020.45	4.60	0.91
Class C	1,000.00	1,046.59	8.49	1,000.00	1,016.70	8.37	1.66
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
Institutional Class	$1,000.00	$1,040.82	$2.55	$1,000.00	$1,022.50	$2.53	0.50%
Class P	1,000.00	1,040.29	3.06	1,000.00	1,022.00	3.03	0.60
Administrative Class	1,000.00	1,039.50	3.82	1,000.00	1,021.25	3.79	0.75
Class D	1,000.00	1,038.72	4.59	1,000.00	1,020.50	4.55	0.90
Class A	1,000.00	1,038.68	4.64	1,000.00	1,020.45	4.60	0.91
Class B	1,000.00	1,034.73	8.44	1,000.00	1,016.70	8.37	1.66
Class C	1,000.00	1,034.76	8.44	1,000.00	1,016.70	8.37	1.66
Class R	1,000.00	1,037.38	5.91	1,000.00	1,019.20	5.86	1.16
PIMCO Global Advantage Strategy Bond Fund
Institutional Class	$1,000.00	$1,015.27	$3.53	$1,000.00	$1,021.50	$3.54	0.70%
Class P	1,000.00	1,014.76	4.03	1,000.00	1,021.00	4.04	0.80
Class D	1,000.00	1,013.24	5.54	1,000.00	1,019.50	5.55	1.10
Class A	1,000.00	1,013.23	5.54	1,000.00	1,019.50	5.55	1.10
Class C	1,000.00	1,009.41	9.29	1,000.00	1,015.75	9.32	1.85
Class R	1,000.00	1,011.97	6.79	1,000.00	1,018.25	6.81	1.35
PIMCO Global Bond Fund (Unhedged)
Institutional Class	$1,000.00	$1,058.94	$2.83	$1,000.00	$1,022.25	$2.78	0.55%
Class P	1,000.00	1,058.41	3.34	1,000.00	1,021.75	3.29	0.65
Administrative Class	1,000.00	1,057.62	4.12	1,000.00	1,021.00	4.04	0.80
Class D	1,000.00	1,056.85	4.89	1,000.00	1,020.25	4.80	0.95
PIMCO Global Bond Fund (U.S. Dollar-Hedged)
Institutional Class	$1,000.00	$1,049.47	$2.82	$1,000.00	$1,022.25	$2.78	0.55%
Class P	1,000.00	1,048.94	3.33	1,000.00	1,021.75	3.29	0.65
Administrative Class	1,000.00	1,048.13	4.10	1,000.00	1,021.00	4.04	0.80
Class A	1,000.00	1,047.58	4.66	1,000.00	1,020.45	4.60	0.91
Class B	1,000.00	1,043.61	8.48	1,000.00	1,016.70	8.37	1.66
Class C	1,000.00	1,043.63	8.48	1,000.00	1,016.70	8.37	1.66

* For each class of the Fund, expenses are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

16	PIMCO INTERNATIONAL BOND FUNDS

Benchmark Descriptions

Index	Description

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI)	The JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI) is a uniquely weighted version of the CEMBI index. It limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)	JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. It is not possible to invest directly in an unmanaged index. For periods prior to May 2010, the JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) contains back-tested index data which re-calculates the index return using bid-side FX Spot, Forwards, and LIBOR rates.

JPMorgan Emerging Markets Bond Index (EMBI) Global	JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US FX NY Index Unhedged in USD	JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US Index Hedged in USD	JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global FX NY Index Unhedged in USD	JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global Index Hedged in USD	JPMorgan GBI Global Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index	The MSCI (Morgan Stanley Capital International) Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging market equity performance. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI (Morgan Stanley Capital International) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

PIMCO Global Advantage Bond Index (GLADI) (NY Close)	The PIMCO Global Advantage Bond Index (GLADI) (NY Close) is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2011	17

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Emerging Local Bond Fund
Institutional Class
04/01/2011 - 09/30/2011+	$10.72	$0.27	$(0.71)	$(0.44)	$(0.28)	$0.00	$0.00
03/31/2011	10.38	0.52	0.61	1.13	(0.79)	0.00	0.00
03/31/2010	7.77	0.56	2.68	3.24	(0.63)	0.00	0.00
03/31/2009	9.87	0.52	(2.10)	(1.58)	(0.14)	0.00	(0.38)
03/31/2008	9.99	0.67	0.64	1.31	(0.70)	(0.73)	0.00
12/29/2006 - 03/31/2007	10.00	0.15	(0.03)	0.12	(0.13)	0.00	0.00
Class P
04/01/2011 - 09/30/2011+	10.72	0.27	(0.72)	(0.45)	(0.27)	0.00	0.00
03/31/2011	10.38	0.51	0.61	1.12	(0.78)	0.00	0.00
03/31/2010	7.77	0.54	2.70	3.24	(0.63)	0.00	0.00
05/30/2008 - 03/31/2009	9.91	0.38	(2.10)	(1.72)	(0.07)	0.00	(0.35)
Administrative Class
04/01/2011 - 09/30/2011+	10.72	0.26	(0.71)	(0.45)	(0.27)	0.00	0.00
03/31/2011	10.38	0.50	0.61	1.11	(0.77)	0.00	0.00
03/31/2010	7.77	0.52	2.70	3.22	(0.61)	0.00	0.00
03/31/2009	9.87	0.56	(2.16)	(1.60)	(0.08)	0.00	(0.42)
10/16/2007 - 03/31/2008	10.65	0.28	(0.02)	0.26	(0.31)	(0.73)	0.00
Class D
04/01/2011 - 09/30/2011+	10.72	0.25	(0.72)	(0.47)	(0.25)	0.00	0.00
03/31/2011	10.38	0.48	0.60	1.08	(0.74)	0.00	0.00
03/31/2010	7.77	0.51	2.69	3.20	(0.59)	0.00	0.00
03/31/2009	9.87	0.51	(2.12)	(1.61)	(0.09)	0.00	(0.40)
07/31/2007 - 03/31/2008	10.27	0.40	0.43	0.83	(0.50)	(0.73)	0.00
Class A
04/01/2011 - 09/30/2011+	10.72	0.25	(0.72)	(0.47)	(0.25)	0.00	0.00
03/31/2011	10.38	0.47	0.61	1.08	(0.74)	0.00	0.00
03/31/2010	7.77	0.50	2.70	3.20	(0.59)	0.00	0.00
03/31/2009	9.87	0.50	(2.11)	(1.61)	(0.10)	0.00	(0.39)
07/31/2007 - 03/31/2008	10.27	0.36	0.47	0.83	(0.50)	(0.73)	0.00
Class C
04/01/2011 - 09/30/2011+	10.72	0.20	(0.71)	(0.51)	(0.21)	0.00	0.00
03/31/2011	10.38	0.39	0.62	1.01	(0.67)	0.00	0.00
03/31/2010	7.77	0.43	2.70	3.13	(0.52)	0.00	0.00
03/31/2009	9.87	0.42	(2.10)	(1.68)	(0.04)	0.00	(0.38)
07/31/2007 - 03/31/2008	10.27	0.34	0.43	0.77	(0.44)	(0.73)	0.00

PIMCO Emerging Markets Bond Fund
Institutional Class
04/01/2011 - 09/30/2011+	$11.09	$0.27	$(0.22)	$0.05	$(0.30)	$0.00	$0.00
03/31/2011	10.64	0.52	0.49	1.01	(0.56)	0.00	0.00
03/31/2010	8.55	0.55	2.14	2.69	(0.12)	0.00	(0.48)
03/31/2009	10.68	0.59	(1.93)	(1.34)	(0.69)	(0.10)	0.00
03/31/2008	11.13	0.60	(0.07)	0.53	(0.65)	(0.33)	0.00
03/31/2007	11.14	0.58	0.57	1.15	(0.62)	(0.54)	0.00
Class P
04/01/2011 - 09/30/2011+	11.09	0.26	(0.22)	0.04	(0.29)	0.00	0.00
03/31/2011	10.64	0.51	0.49	1.00	(0.55)	0.00	0.00
03/31/2010	8.55	0.53	2.15	2.68	(0.10)	0.00	(0.49)
04/30/2008 - 03/31/2009	10.79	0.54	(2.06)	(1.52)	(0.62)	(0.10)	0.00

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2009, the Fund’s supervisory and administrative fee was reduced by 0.05% to an annual rate of 0.45%.
(c)	Effective October 1, 2009, the Fund’s supervisory and administrative fee was reduced by 0.05% to an annual rate of 0.55%.
(d)	Effective October 1, 2009, the Fund’s supervisory and administrative fee was reduced by 0.02% to an annual rate of 0.38%.
(e)	Effective October 1, 2009, the Fund’s supervisory and administrative fee was reduced by 0.02% to an annual rate of 0.48%.

18	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.28)	$10.00	(4.30)%	$6,528,938	0.90	%*	0.90	%*	0.90	%*	0.90	%*	4.95	%*	7	%**
(0.79)	10.72	11.26	4,184,389	0.90		0.90		0.90		0.90		4.95		24	**
(0.63)	10.38	42.71	1,950,140	0.92	(b)	0.92	(b)	0.92	(b)	0.92	(b)	5.85		174
(0.52)	7.77	(16.41)	1,510,836	0.95		0.95		0.95		0.95		6.03		78
(1.43)	9.87	13.55	1,653,663	0.95		0.95		0.95		0.95		6.53		67
(0.13)	9.99	1.24	622,414	1.15	*	1.20	*	1.14	*	1.18	*	6.13	*	15

(0.27)	10.00	(4.35)	1,217,144	1.00	*	1.00	*	1.00	*	1.00	*	4.85	*	7	**
(0.78)	10.72	11.14	983,357	1.00		1.00		1.00		1.00		4.78		24	**
(0.63)	10.38	42.65	70,278	1.02	(c)	1.02	(c)	1.02	(c)	1.02	(c)	5.41		174
(0.42)	7.77	(17.62)	656	1.05	*	1.05	*	1.05	*	1.05	*	5.83	*	78

(0.27)	10.00	(4.42)	166,857	1.15	*	1.15	*	1.15	*	1.15	*	4.73	*	7	**
(0.77)	10.72	10.97	196,741	1.15		1.15		1.15		1.15		4.73		24	**
(0.61)	10.38	42.38	252,079	1.17	(b)	1.17	(b)	1.17	(b)	1.17	(b)	5.16		174
(0.50)	7.77	(16.63)	1,026	1.20		1.20		1.20		1.20		5.84		78
(1.04)	9.87	2.55	17,690	1.20	*	1.20	*	1.20	*	1.20	*	6.23	*	67

(0.25)	10.00	(4.52)	783,648	1.35	*	1.35	*	1.35	*	1.35	*	4.52	*	7	**
(0.74)	10.72	10.75	875,805	1.35		1.35		1.35		1.35		4.50		24	**
(0.59)	10.38	42.12	507,104	1.35		1.35		1.35		1.35		5.09		174
(0.49)	7.77	(16.74)	4,698	1.35		1.35		1.35		1.35		5.63		78
(1.23)	9.87	8.27	11,040	1.32	*	1.32	*	1.32	*	1.32	*	6.00	*	67

(0.25)	10.00	(4.52)	637,822	1.35	*	1.35	*	1.35	*	1.35	*	4.49	*	7	**
(0.74)	10.72	10.75	499,070	1.35		1.35		1.35		1.35		4.44		24	**
(0.59)	10.38	42.10	147,882	1.35		1.35		1.35		1.35		5.10		174
(0.49)	7.77	(16.75)	12,085	1.35		1.35		1.35		1.35		5.65		78
(1.23)	9.87	8.31	15,899	1.31	*	1.31	*	1.31	*	1.31	*	5.44	*	67

(0.21)	10.00	(4.88)	177,808	2.10	*	2.10	*	2.10	*	2.10	*	3.72	*	7	**
(0.67)	10.72	9.93	125,891	2.10		2.10		2.10		2.10		3.68		24	**
(0.52)	10.38	41.05	30,804	2.10		2.10		2.10		2.10		4.44		174
(0.42)	7.77	(17.37)	5,081	2.10		2.10		2.10		2.10		4.86		78
(1.17)	9.87	7.70	4,541	2.04	*	2.04	*	2.04	*	2.04	*	5.14	*	67

$(0.30)	$10.84	0.37%	$2,980,192	0.83	%*	0.83	%*	0.83	%*	0.83	%*	4.81	%*	7	%**
(0.56)	11.09	9.68	2,328,606	0.83		0.83		0.83		0.83		4.75		100	**
(0.60)	10.64	32.21	1,999,540	0.85	(d)	0.85	(d)	0.84	(d)	0.84	(d)	5.58		185
(0.79)	8.55	(12.67)	1,815,799	0.88		0.88		0.85		0.85		6.29		220
(0.98)	10.68	4.99	2,624,644	0.85		0.85		0.85		0.85		5.51		148
(1.16)	11.13	10.76	1,758,895	0.85		0.85		0.85		0.85		5.25		238

(0.29)	10.84	0.32	222,547	0.93	*	0.93	*	0.93	*	0.93	*	4.71	*	7	**
(0.55)	11.09	9.57	219,160	0.93		0.93		0.93		0.93		4.63		100	**
(0.59)	10.64	32.08	67,526	0.95	(e)	0.95	(e)	0.94	(e)	0.94	(e)	5.23		185
(0.72)	8.55	(14.12)	48	0.98	*	0.98	*	0.95	*	0.95	*	6.60	*	220

Semiannual Report	September 30, 2011	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Emerging Markets Bond Fund (Cont.)
Administrative Class
04/01/2011 - 09/30/2011+	$11.09	$0.26	$(0.23)	$0.03	$(0.28)	$0.00	$0.00
03/31/2011	10.64	0.49	0.50	0.99	(0.54)	0.00	0.00
03/31/2010	8.55	0.53	2.14	2.67	(0.10)	0.00	(0.48)
03/31/2009	10.68	0.55	(1.92)	(1.37)	(0.66)	(0.10)	0.00
03/31/2008	11.13	0.57	(0.07)	0.50	(0.62)	(0.33)	0.00
03/31/2007	11.14	0.56	0.56	1.12	(0.59)	(0.54)	0.00
Class D
04/01/2011 - 09/30/2011+	11.09	0.25	(0.23)	0.02	(0.27)	0.00	0.00
03/31/2011	10.64	0.48	0.49	0.97	(0.52)	0.00	0.00
03/31/2010	8.55	0.51	2.14	2.65	(0.08)	0.00	(0.48)
03/31/2009	10.68	0.55	(1.93)	(1.38)	(0.65)	(0.10)	0.00
03/31/2008	11.13	0.56	(0.07)	0.49	(0.61)	(0.33)	0.00
03/31/2007	11.14	0.54	0.57	1.11	(0.58)	(0.54)	0.00
Class A
04/01/2011 - 09/30/2011+	11.09	0.25	(0.23)	0.02	(0.27)	0.00	0.00
03/31/2011	10.64	0.48	0.49	0.97	(0.52)	0.00	0.00
03/31/2010	8.55	0.51	2.14	2.65	(0.08)	0.00	(0.48)
03/31/2009	10.68	0.55	(1.93)	(1.38)	(0.65)	(0.10)	0.00
03/31/2008	11.13	0.56	(0.07)	0.49	(0.61)	(0.33)	0.00
03/31/2007	11.14	0.54	0.57	1.11	(0.58)	(0.54)	0.00
Class B
04/01/2011 - 09/30/2011+	11.09	0.21	(0.23)	(0.02)	(0.23)	0.00	0.00
03/31/2011	10.64	0.39	0.49	0.88	(0.43)	0.00	0.00
03/31/2010	8.55	0.44	2.14	2.58	(0.01)	0.00	(0.48)
03/31/2009	10.68	0.48	(1.93)	(1.45)	(0.58)	(0.10)	0.00
03/31/2008	11.13	0.48	(0.07)	0.41	(0.53)	(0.33)	0.00
03/31/2007	11.14	0.46	0.57	1.03	(0.50)	(0.54)	0.00
Class C
04/01/2011 - 09/30/2011+	11.09	0.20	(0.22)	(0.02)	(0.23)	0.00	0.00
03/31/2011	10.64	0.40	0.48	0.88	(0.43)	0.00	0.00
03/31/2010	8.55	0.43	2.15	2.58	(0.01)	0.00	(0.48)
03/31/2009	10.68	0.48	(1.93)	(1.45)	(0.58)	(0.10)	0.00
03/31/2008	11.13	0.48	(0.07)	0.41	(0.53)	(0.33)	0.00
03/31/2007	11.14	0.46	0.57	1.03	(0.50)	(0.54)	0.00

PIMCO Emerging Markets Corporate Bond Fund
Institutional Class
04/01/2011 - 09/30/2011+	$11.40	$0.27	$(0.76)	$(0.49)	$(0.28)	$0.00	$0.00
03/31/2011	11.29	0.53	0.38	0.91	(0.55)	(0.25)	0.00
07/01/2009 - 03/31/2010	10.00	0.48	1.33	1.81	(0.47)	(0.05)	0.00
Class P
04/01/2011 - 09/30/2011+	11.40	0.27	(0.77)	(0.50)	(0.27)	0.00	0.00
04/30/2008 - 03/31/2009	11.85	0.24	(0.19)	0.05	(0.25)	(0.25)	0.00

PIMCO Emerging Markets Currency Fund
Institutional Class
04/01/2011 - 09/30/2011+	$10.88	$0.09	$(0.91)	$(0.82)	$(0.09)	$0.00	$0.00
03/31/2011	10.24	0.20	0.64	0.84	(0.20)	0.00	0.00
03/31/2010	8.07	0.23	2.17	2.40	(0.15)	0.00	(0.08)
03/31/2009	10.81	0.39	(2.57)	(2.18)	(0.37)	(0.19)	0.00
03/31/2008	10.79	0.51	1.05	1.56	(0.51)	(1.03)	0.00
03/31/2007	10.46	0.48	0.58	1.06	(0.48)	(0.25)	0.00

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2009, the Fund’s supervisory and administrative fee was reduced by 0.02% to an annual rate of 0.38%.

20	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.28)	$10.84	0.24%	$40,773	1.08	%*	1.08	%*	1.08	%*	1.08	%*	4.56	%*	7	%**
(0.54)	11.09	9.41	22,944	1.08		1.08		1.08		1.08		4.44		100	**
(0.58)	10.64	31.88	14,172	1.10	(b)	1.10	(b)	1.09	(b)	1.09	(b)	5.30		185
(0.76)	8.55	(12.89)	9,601	1.13		1.13		1.10		1.10		6.13		220
(0.95)	10.68	4.72	18,827	1.10		1.10		1.10		1.10		5.26		148
(1.13)	11.13	10.48	30,661	1.10		1.10		1.10		1.10		5.00		238

(0.27)	10.84	0.16	355,383	1.25	*	1.25	*	1.25	*	1.25	*	4.41	*	7	**
(0.52)	11.09	9.22	354,029	1.25		1.25		1.25		1.25		4.31		100	**
(0.56)	10.64	31.67	233,530	1.26		1.26		1.25		1.25		5.10		185
(0.75)	8.55	(13.02)	113,093	1.28		1.28		1.25		1.25		5.81		220
(0.94)	10.68	4.58	176,334	1.25		1.25		1.25		1.25		5.11		148
(1.12)	11.13	10.33	202,100	1.25		1.25		1.25		1.25		4.87		238

(0.27)	10.84	0.16	493,451	1.25	*	1.25	*	1.25	*	1.25	*	4.41	*	7	**
(0.52)	11.09	9.22	478,131	1.25		1.25		1.25		1.25		4.33		100	**
(0.56)	10.64	31.67	342,986	1.26		1.26		1.25		1.25		5.13		185
(0.75)	8.55	(13.02)	211,258	1.28		1.28		1.25		1.25		5.83		220
(0.94)	10.68	4.57	312,295	1.25		1.25		1.25		1.25		5.12		148
(1.12)	11.13	10.32	316,226	1.25		1.25		1.25		1.25		4.87		238

(0.23)	10.84	(0.22)	13,966	2.00	*	2.00	*	2.00	*	2.00	*	3.68	*	7	**
(0.43)	11.09	8.41	23,863	2.00		2.00		2.00		2.00		3.58		100	**
(0.49)	10.64	30.70	40,277	2.01		2.01		2.00		2.00		4.43		185
(0.68)	8.55	(13.67)	37,293	2.03		2.03		2.00		2.00		5.07		220
(0.86)	10.68	3.80	60,532	2.00		2.00		2.00		2.00		4.37		148
(1.04)	11.13	9.51	72,503	2.00		2.00		2.00		2.00		4.12		238

(0.23)	10.84	(0.22)	177,448	2.00	*	2.00	*	2.00	*	2.00	*	3.65	*	7	**
(0.43)	11.09	8.41	178,383	2.00		2.00		2.00		2.00		3.58		100	**
(0.49)	10.64	30.69	131,421	2.01		2.01		2.00		2.00		4.35		185
(0.68)	8.55	(13.67)	72,651	2.03		2.03		2.00		2.00		5.08		220
(0.86)	10.68	3.80	113,544	2.00		2.00		2.00		2.00		4.37		148
(1.04)	11.13	9.51	142,391	2.00		2.00		2.00		2.00		4.13		238

$(0.28)	$10.63	(4.43)%	$329,804	1.25	%*	1.25	%*	1.25	%*	1.25	%*	4.71	%*	41	%**
(0.80)	11.40	8.29	338,331	1.25		1.25		1.25		1.25		4.65		135	**
(0.52)	11.29	18.50	162,653	1.25	*	1.40	*	1.25	*	1.40	*	5.80	*	119

(0.27)	10.63	(4.48)	9,862	1.35	*	1.35	*	1.35	*	1.35	*	4.66	*	41	**
(0.50)	11.40	0.50	13,611	1.35	*	1.35	*	1.35	*	1.35	*	4.71	*	135	**

$(0.09)	$9.97	(7.61)%	$5,093,187	0.85	%*	0.85	%*	0.85	%*	0.85	%*	1.63	%*	20	%**
(0.20)	10.88	8.36	3,745,530	0.86		0.86		0.85		0.85		1.96		31	**
(0.23)	10.24	29.94	2,111,435	0.85		0.85		0.85		0.85		2.34		190
(0.56)	8.07	(20.61)	1,556,487	0.85		0.85		0.85		0.85		3.95		95
(1.54)	10.81	15.10	4,266,684	0.85		0.85		0.85		0.85		4.64		31
(0.73)	10.79	10.45	2,862,054	0.85		0.85		0.85		0.85		4.55		11

Semiannual Report	September 30, 2011	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Emerging Markets Currency Fund (Cont.)
Class P
04/01/2011 - 09/30/2011+	$10.88	$0.08	$(0.91)	$(0.83)	$(0.08)	$0.00	$0.00
03/31/2011	10.24	0.19	0.64	0.83	(0.19)	0.00	0.00
03/31/2010	8.07	0.21	2.18	2.39	(0.14)	0.00	(0.08)
04/30/2008 - 03/31/2009	10.92	0.33	(2.67)	(2.34)	(0.32)	(0.19)	0.00
Administrative Class
04/01/2011 - 09/30/2011+	10.88	0.08	(0.91)	(0.83)	(0.08)	0.00	0.00
03/31/2011	10.24	0.18	0.64	0.82	(0.18)	0.00	0.00
03/31/2010	8.07	0.20	2.18	2.38	(0.13)	0.00	(0.08)
03/31/2009	10.81	0.38	(2.59)	(2.21)	(0.34)	(0.19)	0.00
03/31/2008	10.79	0.44	1.10	1.54	(0.49)	(1.03)	0.00
09/30/2006 - 03/31/2007	10.48	0.23	0.56	0.79	(0.23)	(0.25)	0.00
Class D
04/01/2011 - 09/30/2011+	10.88	0.07	(0.91)	(0.84)	(0.07)	0.00	0.00
03/31/2011	10.24	0.16	0.64	0.80	(0.16)	0.00	0.00
03/31/2010	8.07	0.19	2.17	2.36	(0.11)	0.00	(0.08)
03/31/2009	10.81	0.36	(2.58)	(2.22)	(0.33)	(0.19)	0.00
03/31/2008	10.79	0.46	1.06	1.52	(0.47)	(1.03)	0.00
03/31/2007	10.46	0.44	0.58	1.02	(0.44)	(0.25)	0.00
Class A
04/01/2011 - 09/30/2011+	10.88	0.07	(0.91)	(0.84)	(0.07)	0.00	0.00
03/31/2011	10.24	0.16	0.64	0.80	(0.16)	0.00	0.00
03/31/2010	8.07	0.19	2.17	2.36	(0.11)	0.00	(0.08)
03/31/2009	10.81	0.35	(2.57)	(2.22)	(0.33)	(0.19)	0.00
03/31/2008	10.79	0.46	1.06	1.52	(0.47)	(1.03)	0.00
03/31/2007	10.46	0.44	0.58	1.02	(0.44)	(0.25)	0.00
Class C
04/01/2011 - 09/30/2011+	10.88	0.03	(0.91)	(0.88)	(0.03)	0.00	0.00
03/31/2011	10.24	0.08	0.65	0.73	(0.09)	0.00	0.00
03/31/2010	8.07	0.12	2.17	2.29	(0.04)	0.00	(0.08)
03//31/2009	10.81	0.27	(2.56)	(2.29)	(0.26)	(0.19)	0.00
03/31/2008	10.79	0.37	1.07	1.44	(0.39)	(1.03)	0.00
03/31/2007	10.46	0.36	0.58	0.94	(0.36)	(0.25)	0.00

PIMCO Foreign Bond Fund (Unhedged)
Institutional Class
04/01/2011 - 09/30/2011+	$10.66	$0.15	$0.41	$0.56	$(0.14)	$0.00	$0.00
03/31/2011	9.99	0.27	1.09	1.36	(0.69)	0.00	0.00
03/31/2010	8.02	0.39	1.92	2.31	(0.34)	0.00	0.00
03/31/2009	11.54	0.50	(2.59)	(2.09)	(0.32)	(1.00)	(0.11)
03/31/2008	10.21	0.42	1.64	2.06	(0.40)	(0.33)	0.00
03/31/2007	9.90	0.38	0.35	0.73	(0.35)	(0.07)	0.00
Class P
04/01/2011 - 09/30/2011+	10.66	0.14	0.42	0.56	(0.14)	0.00	0.00
03/31/2011	9.99	0.26	1.09	1.35	(0.68)	0.00	0.00
03/31/2010	8.02	0.35	1.95	2.30	(0.33)	0.00	0.00
04/30/2008 - 03/31/2009	11.18	0.45	(2.23)	(1.78)	(0.27)	(1.00)	(0.11)
Administrative Class
04/01/2011 - 09/30/2011+	10.66	0.14	0.41	0.55	(0.13)	0.00	0.00
03/31/2011	9.99	0.25	1.09	1.34	(0.67)	0.00	0.00
03/31/2010	8.02	0.42	1.86	2.28	(0.31)	0.00	0.00
03/31/2009	11.54	0.48	(2.60)	(2.12)	(0.29)	(1.00)	(0.11)
03/31/2008	10.21	0.39	1.64	2.03	(0.37)	(0.33)	0.00
03/31/2007	9.90	0.37	0.34	0.71	(0.33)	(0.07)	0.00

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

22	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.08)	$9.97	(7.66)%	$97,730	0.95	%*	0.95	%*	0.95	%*	0.95	%*	1.53	%*	20	%**
(0.19)	10.88	8.25	107,051	0.96		0.96		0.95		0.95		1.87		31	**
(0.22)	10.24	29.82	75,682	0.95		0.95		0.95		0.95		2.06		190
(0.51)	8.07	(21.73)	8	0.95	*	0.95	*	0.95	*	0.95	*	3.76	*	95

(0.08)	9.97	(7.73)	33,737	1.10	*	1.10	*	1.10	*	1.10	*	1.38	*	20	**
(0.18)	10.88	8.09	35,051	1.11		1.11		1.10		1.10		1.68		31	**
(0.21)	10.24	29.62	5,867	1.10		1.10		1.10		1.10		2.14		190
(0.53)	8.07	(20.83)	4,965	1.10		1.10		1.10		1.10		3.68		95
(1.52)	10.81	14.83	24,961	1.10		1.10		1.10		1.10		4.03		31
(0.48)	10.79	8.09	11	1.10	*	1.10	*	1.10	*	1.10	*	4.39	*	11

(0.07)	9.97	(7.80)	336,466	1.25	*	1.25	*	1.25	*	1.25	*	1.23	*	20	**
(0.16)	10.88	7.93	378,604	1.26		1.26		1.25		1.25		1.57		31	**
(0.19)	10.24	29.43	284,522	1.25		1.25		1.25		1.25		1.92		190
(0.52)	8.07	(20.93)	145,921	1.25		1.25		1.25		1.25		3.57		95
(1.50)	10.81	14.65	565,027	1.25		1.25		1.25		1.25		4.20		31
(0.69)	10.79	10.01	352,533	1.25		1.25		1.25		1.25		4.13		11

(0.07)	9.97	(7.80)	210,445	1.25	*	1.25	*	1.25	*	1.25	*	1.23	*	20	**
(0.16)	10.88	7.93	238,451	1.26		1.26		1.25		1.25		1.55		31	**
(0.19)	10.24	29.43	229,627	1.25		1.25		1.25		1.25		1.95		190
(0.52)	8.07	(20.93)	158,593	1.25		1.25		1.25		1.25		3.55		95
(1.50)	10.81	14.64	330,005	1.25		1.25		1.25		1.25		4.14		31
(0.69)	10.79	10.01	136,279	1.25		1.25		1.25		1.25		4.15		11

(0.03)	9.97	(8.15)	70,469	2.00	*	2.00	*	2.00	*	2.00	*	0.47	*	20	**
(0.09)	10.88	7.12	78,694	2.01		2.01		2.00		2.00		0.81		31	**
(0.12)	10.24	28.47	90,249	2.00		2.00		2.00		2.00		1.22		190
(0.45)	8.07	(21.52)	72,965	2.00		2.00		2.00		2.00		2.77		95
(1.42)	10.81	13.79	123,509	2.00		2.00		2.00		2.00		3.41		31
(0.61)	10.79	9.18	47,433	2.00		2.00		2.00		2.00		3.40		11

$(0.14)	$11.08	5.27%	$2,678,635	0.50	%*	0.50	%*	0.50	%*	0.50	%*	2.69	%*	292	%**
(0.69)	10.66	13.85	2,258,636	0.50		0.50		0.50		0.50		2.58		427	**
(0.34)	9.99	29.02	1,680,425	0.51		0.51		0.50		0.50		4.00		485
(1.43)	8.02	(18.22)	997,286	0.87		0.87		0.50		0.50		5.10		653
(0.73)	11.54	21.00	1,791,483	0.81		0.81		0.50		0.50		3.97		798
(0.42)	10.21	7.47	1,199,990	0.50		0.50		0.50		0.50		3.79		644

(0.14)	11.08	5.22	132,645	0.60	*	0.60	*	0.60	*	0.60	*	2.59	*	292	**
(0.68)	10.66	13.74	79,175	0.60		0.60		0.60		0.60		2.48		427	**
(0.33)	9.99	28.90	56,617	0.61		0.61		0.60		0.60		3.48		485
(1.38)	8.02	(15.92)	28	0.99	*	0.99	*	0.60	*	0.60	*	5.14	*	653

(0.13)	11.08	5.14	17,634	0.75	*	0.75	*	0.75	*	0.75	*	2.43	*	292	**
(0.67)	10.66	13.57	17,151	0.75		0.75		0.75		0.75		2.34		427	**
(0.31)	9.99	28.69	25,250	0.80		0.80		0.75		0.75		4.83		485
(1.40)	8.02	(18.42)	579,144	1.12		1.12		0.75		0.75		4.87		653
(0.70)	11.54	20.70	837,933	1.04		1.04		0.75		0.75		3.72		798
(0.40)	10.21	7.21	619,704	0.75		0.75		0.75		0.75		3.61		644

Semiannual Report	September 30, 2011	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Foreign Bond Fund (Unhedged) (Cont.)
Class D
04/01/2011 - 09/30/2011+	$10.66	$0.13	$0.41	$0.54	$(0.12)	$0.00	$0.00
03/31/2011	9.99	0.23	1.09	1.32	(0.65)	0.00	0.00
03/31/2010	8.02	0.34	1.93	2.27	(0.30)	0.00	0.00
03/31/2009	11.54	0.46	(2.60)	(2.14)	(0.27)	(1.00)	(0.11)
03/31/2008	10.21	0.37	1.64	2.01	(0.35)	(0.33)	0.00
03/31/2007	9.90	0.35	0.34	0.69	(0.31)	(0.07)	0.00
Class A
04/01/2011 - 09/30/2011+	10.66	0.13	0.41	0.54	(0.12)	0.00	0.00
03/31/2011	9.99	0.23	1.09	1.32	(0.65)	0.00	0.00
03/31/2010	8.02	0.34	1.93	2.27	(0.30)	0.00	0.00
03/31/2009	11.54	0.45	(2.59)	(2.14)	(0.27)	(1.00)	(0.11)
03/31/2008	10.21	0.37	1.64	2.01	(0.35)	(0.33)	0.00
03/31/2007	9.90	0.34	0.35	0.69	(0.31)	(0.07)	0.00
Class C
04/01/2011 - 09/30/2011+	10.66	0.08	0.42	0.50	(0.08)	0.00	0.00
03/31/2011	9.99	0.15	1.09	1.24	(0.57)	0.00	0.00
03/31/2010	8.02	0.27	1.92	2.19	(0.22)	0.00	0.00
03/31/2009	11.54	0.38	(2.59)	(2.21)	(0.20)	(1.00)	(0.11)
03/31/2008	10.21	0.29	1.64	1.93	(0.27)	(0.33)	0.00
03/31/2007	9.90	0.26	0.35	0.61	(0.23)	(0.07)	0.00

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
Institutional Class
04/01/2011 - 09/30/2011+	$10.38	$0.16	$0.26	$0.42	$(0.15)	$0.00	$0.00
03/31/2011	10.31	0.30	0.25	0.55	(0.19)	(0.21)	(0.08)
03/31/2010	9.05	0.45	1.56	2.01	(0.38)	(0.37)	0.00
03/31/2009	10.39	0.45	(0.92)	(0.47)	(0.38)	(0.49)	0.00
03/31/2008	10.17	0.40	0.19	0.59	(0.37)	0.00	0.00
03/31/2007	10.30	0.36	0.05	0.41	(0.31)	(0.21)	(0.02)
Class P
04/01/2011 - 09/30/2011+	10.38	0.15	0.27	0.42	(0.15)	0.00	0.00
03/31/2011	10.31	0.29	0.25	0.54	(0.18)	(0.21)	(0.08)
03/31/2010	9.05	0.42	1.58	2.00	(0.37)	(0.37)	0.00
04/30/2008 - 03/31/2009	10.29	0.41	(0.82)	(0.41)	(0.34)	(0.49)	0.00
Administrative Class
04/01/2011 - 09/30/2011+	10.38	0.15	0.26	0.41	(0.14)	0.00	0.00
03/31/2011	10.31	0.27	0.25	0.52	(0.16)	(0.21)	(0.08)
03/31/2010	9.05	0.43	1.56	1.99	(0.36)	(0.37)	0.00
03/31/2009	10.39	0.43	(0.93)	(0.50)	(0.35)	(0.49)	0.00
03/31/2008	10.17	0.37	0.20	0.57	(0.35)	0.00	0.00
03/31/2007	10.30	0.34	0.05	0.39	(0.29)	(0.21)	(0.02)
Class D
04/01/2011 - 09/30/2011+	10.38	0.14	0.26	0.40	(0.13)	0.00	0.00
03/31/2011	10.31	0.25	0.26	0.51	(0.15)	(0.21)	(0.08)
03/31/2010	9.05	0.39	1.58	1.97	(0.34)	(0.37)	0.00
03/31/2009	10.39	0.41	(0.93)	(0.52)	(0.33)	(0.49)	0.00
03/31/2008	10.17	0.35	0.20	0.55	(0.33)	0.00	0.00
03/31/2007	10.30	0.32	0.05	0.37	(0.27)	(0.21)	(0.02)

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.05% to an annual rate of 0.40%.
(c)	Effective May 1, 2011, the Fund’s supervisory and administrative fee was reduced by 0.05% to an annual rate of 0.40%.

24	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.12)	$11.08	5.06%	$646,155	0.90	%*	0.90	%*	0.90	%*	0.90	%*	2.29	%*	292	%**
(0.65)	10.66	13.40	457,517	0.90		0.90		0.90		0.90		2.18		427	**
(0.30)	9.99	28.51	309,151	0.91		0.91		0.90		0.90		3.45		485
(1.38)	8.02	(18.57)	113,927	1.30	(b)	1.30	(b)	0.93	(b)	0.93	(b)	4.67		653
(0.68)	11.54	20.47	176,950	1.23		1.23		0.95		0.95		3.51		798
(0.38)	10.21	7.05	145,187	0.95		0.95		0.95		0.95		3.40		644

(0.12)	11.08	5.05	414,050	0.91	*(c)	0.91	*(c)	0.91	*(c)	0.91	*(c)	2.27	*	292	**
(0.65)	10.66	13.34	359,522	0.95		0.95		0.95		0.95		2.13		427	**
(0.30)	9.99	28.45	281,286	0.96		0.96		0.95		0.95		3.52		485
(1.38)	8.02	(18.59)	162,997	1.32		1.32		0.95		0.95		4.63		653
(0.68)	11.54	20.47	310,635	1.23		1.23		0.95		0.95		3.52		798
(0.38)	10.21	7.00	282,563	0.95		0.95		0.95		0.95		3.34		644

(0.08)	11.08	4.66	99,412	1.66	*(c)	1.66	*(c)	1.66	*(c)	1.66	*(c)	1.51	*	292	**
(0.57)	10.66	12.50	88,187	1.70		1.70		1.70		1.70		1.39		427	**
(0.22)	9.99	27.50	83,050	1.71		1.71		1.70		1.70		2.81		485
(1.31)	8.02	(19.20)	54,022	2.07		2.07		1.70		1.70		3.88		653
(0.60)	11.54	19.58	108,807	1.97		1.97		1.70		1.70		2.77		798
(0.30)	10.21	6.21	99,356	1.70		1.70		1.70		1.70		2.60		644

$(0.15)	$10.65	4.08%	$2,872,714	0.50	%*	0.50	%*	0.50	%*	0.50	%*	3.05	%*	137	%**
(0.48)	10.38	5.37	2,381,859	0.50		0.50		0.50		0.50		2.81		236	**
(0.75)	10.31	22.82	2,004,065	0.52		0.52		0.50		0.50		4.51		411
(0.87)	9.05	(4.34)	2,272,951	0.70		0.70		0.50		0.50		4.71		779
(0.37)	10.39	5.99	2,262,059	0.88		0.88		0.50		0.50		3.89		969
(0.54)	10.17	4.05	1,950,374	0.50		0.50		0.50		0.50		3.55		653

(0.15)	10.65	4.03	137,858	0.60	*	0.60	*	0.60	*	0.60	*	2.94	*	137	**
(0.47)	10.38	5.27	127,359	0.60		0.60		0.60		0.60		2.71		236	**
(0.74)	10.31	22.70	46,942	0.62		0.62		0.60		0.60		4.13		411
(0.83)	9.05	(3.76)	2,629	0.62	*	0.62	*	0.60	*	0.60	*	4.95	*	779

(0.14)	10.65	3.95	17,243	0.75	*	0.75	*	0.75	*	0.75	*	2.79	*	137	**
(0.45)	10.38	5.11	18,024	0.75		0.75		0.75		0.75		2.55		236	**
(0.73)	10.31	22.51	22,163	0.77		0.77		0.75		0.75		4.38		411
(0.84)	9.05	(4.58)	31,889	0.95		0.95		0.75		0.75		4.45		779
(0.35)	10.39	5.72	42,403	1.11		1.11		0.75		0.75		3.63		969
(0.52)	10.17	3.79	52,182	0.75		0.75		0.75		0.75		3.30		653

(0.13)	10.65	3.87	280,176	0.90	*	0.90	*	0.90	*	0.90	*	2.64	*	137	**
(0.44)	10.38	4.96	291,887	0.90		0.90		0.90		0.90		2.40		236	**
(0.71)	10.31	22.34	215,172	0.92		0.92		0.90		0.90		3.96		411
(0.82)	9.05	(4.75)	105,439	1.13	(b)	1.13	(b)	0.93	(b)	0.93	(b)	4.27		779
(0.33)	10.39	5.52	152,415	1.27		1.27		0.95		0.95		3.42		969
(0.50)	10.17	3.58	208,962	0.95		0.95		0.95		0.95		3.11		653

Semiannual Report	September 30, 2011	25

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)
Class A
04/01/2011 - 09/30/2011+	$10.38	$0.14	$0.26	$0.40	$(0.13)	$0.00	$0.00
03/31/2011	10.31	0.25	0.25	0.50	(0.14)	(0.21)	(0.08)
03/31/2010	9.05	0.40	1.57	1.97	(0.34)	(0.37)	0.00
03/31/2009	10.39	0.41	(0.93)	(0.52)	(0.33)	(0.49)	0.00
03/31/2008	10.17	0.35	0.20	0.55	(0.33)	0.00	0.00
03/31/2007	10.30	0.32	0.05	0.37	(0.27)	(0.21)	(0.02)
Class B
04/01/2011 - 09/30/2011+	10.38	0.10	0.26	0.36	(0.09)	0.00	0.00
03/31/2011	10.31	0.17	0.25	0.42	(0.06)	(0.21)	(0.08)
03/31/2010	9.05	0.33	1.57	1.90	(0.27)	(0.37)	0.00
03/31/2009	10.39	0.34	(0.93)	(0.59)	(0.26)	(0.49)	0.00
03/31/2008	10.17	0.27	0.20	0.47	(0.25)	0.00	0.00
03/31/2007	10.30	0.24	0.05	0.29	(0.19)	(0.21)	(0.02)
Class C
04/01/2011 - 09/30/2011+	10.38	0.10	0.26	0.36	(0.09)	0.00	0.00
03/31/2011	10.31	0.17	0.25	0.42	(0.06)	(0.21)	(0.08)
03/31/2010	9.05	0.32	1.58	1.90	(0.27)	(0.37)	0.00
03/31/2009	10.39	0.34	(0.93)	(0.59)	(0.26)	(0.49)	0.00
03/31/2008	10.17	0.27	0.20	0.47	(0.25)	0.00	0.00
03/31/2007	10.30	0.24	0.05	0.29	(0.19)	(0.21)	(0.02)
Class R
04/01/2011 - 09/30/2011+	10.38	0.13	0.26	0.39	(0.12)	0.00	0.00
03/31/2011	10.31	0.22	0.26	0.48	(0.12)	(0.21)	(0.08)
03/31/2010	9.05	0.36	1.58	1.94	(0.31)	(0.37)	0.00
03/31/2009	10.39	0.39	(0.93)	(0.54)	(0.31)	(0.49)	0.00
03/31/2008	10.17	0.32	0.20	0.52	(0.30)	0.00	0.00
03/31/2007	10.30	0.29	0.05	0.34	(0.24)	(0.21)	(0.02)

PIMCO Global Advantage Strategy Bond Fund
Institutional Class
04/01/2011 - 09/30/2011+	$11.28	$0.17	$0.01	$0.18	$(0.17)	$0.00	$0.00
03/31/2011	11.08	0.29	0.68	0.97	(0.30)	(0.47)	0.00
03/31/2010	10.06	0.28	1.24	1.52	(0.31)	(0.19)	0.00
02/05/2009 - 03/31/2009	10.00	0.04	0.06	0.10	(0.04)	0.00	0.00
Class P
04/01/2011 - 09/30/2011+	11.28	0.16	0.01	0.17	(0.16)	0.00	0.00
03/31/2011	11.08	0.28	0.68	0.96	(0.29)	(0.47)	0.00
03/31/2010	10.06	0.24	1.27	1.51	(0.30)	(0.19)	0.00
02/05/2009 - 03/31/2009	10.00	0.03	0.07	0.10	(0.04)	0.00	0.00
Class D
04/01/2011 - 09/30/2011+	11.28	0.15	0.00	0.15	(0.14)	0.00	0.00
03/31/2011	11.08	0.25	0.68	0.93	(0.26)	(0.47)	0.00
03/31/2010	10.06	0.24	1.24	1.48	(0.27)	(0.19)	0.00
02/05/2009 -03/31/2009	10.00	0.03	0.06	0.09	(0.03)	0.00	0.00
Class A
04/01/2011 - 09/30/2011+	11.28	0.15	0.00	0.15	(0.14)	0.00	0.00
03/31/2011	11.08	0.24	0.69	0.93	(0.26)	(0.47)	0.00
03/31/2010	10.06	0.24	1.23	1.47	(0.26)	(0.19)	0.00
02/05/2009 - 03/31/2009	10.00	0.03	0.06	0.09	(0.03)	0.00	0.00

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective February 24, 2009, the Fund’s advisory fee was reduced by 0.20% to 0.40%.
(c)	Effective February 24, 2009, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.30%.
(d)	Effective February 24, 2009, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.40%.
(e)	Effective February 24, 2009, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.45%.
(f)	Effective May 1, 2011, the Fund’s supervisory and administrative fee was reduced by 0.05% to an annual rate of 0.40%.

26	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.13)	$10.65	3.87%	$336,789	0.91	%*(d)	0.91	%*(d)	0.91	%*(d)	0.91	%*(d)	2.63	%*	137	%**
(0.43)	10.38	4.90	325,839	0.95		0.95		0.95		0.95		2.35		236	**
(0.71)	10.31	22.27	239,915	0.97		0.97		0.95		0.95		4.02		411
(0.82)	9.05	(4.77)	207,850	1.15		1.15		0.95		0.95		4.26		779
(0.33)	10.39	5.51	245,275	1.32		1.32		0.95		0.95		3.44		969
(0.50)	10.17	3.58	258,371	0.95		0.95		0.95		0.95		3.11		653

(0.09)	10.65	3.47	1,935	1.66	*(d)	1.66	*(d)	1.66	*(d)	1.66	*(d)	1.87	*	137	**
(0.35)	10.38	4.12	3,823	1.70		1.70		1.70		1.70		1.61		236	**
(0.64)	10.31	21.37	9,550	1.72		1.72		1.70		1.70		3.36		411
(0.75)	9.05	(5.49)	12,338	1.90		1.90		1.70		1.70		3.50		779
(0.25)	10.39	4.73	19,960	2.05		2.05		1.70		1.70		2.68		969
(0.42)	10.17	2.81	27,875	1.70		1.70		1.70		1.70		2.36		653

(0.09)	10.65	3.48	48,341	1.66	*(d)	1.66	*(d)	1.66	*(d)	1.66	*(d)	1.88	*	137	**
(0.35)	10.38	4.12	50,739	1.70		1.70		1.70		1.70		1.60		236	**
(0.64)	10.31	21.37	53,446	1.72		1.72		1.70		1.70		3.26		411
(0.75)	9.05	(5.49)	42,239	1.90		1.90		1.70		1.70		3.51		779
(0.25)	10.39	4.73	51,548	2.06		2.06		1.70		1.70		2.69		969
(0.42)	10.17	2.81	63,894	1.70		1.70		1.70		1.70		2.36		653

(0.12)	10.65	3.74	17,775	1.16	*(f)	1.16	*(f)	1.16	*(f)	1.16	*(f)	2.38	*	137	**
(0.41)	10.38	4.64	16,130	1.20		1.20		1.20		1.20		2.11		236	**
(0.68)	10.31	21.97	11,248	1.22		1.22		1.20		1.20		3.67		411
(0.80)	9.05	(5.01)	8,280	1.40		1.40		1.20		1.20		4.03		779
(0.30)	10.39	5.25	7,332	1.57		1.57		1.20		1.20		3.19		969
(0.47)	10.17	3.33	4,860	1.20		1.20		1.20		1.20		2.84		653

$(0.17)	$11.29	1.53%	$3,161,450	0.70	%*	0.70	%*	0.70	%*	0.70	%*	2.94	%*	351	%**
(0.77)	11.28	9.06	2,524,273	0.70		0.70		0.70		0.70		2.59		218	**
(0.50)	11.08	15.19	1,583,031	0.70		0.70		0.70		0.70		2.49		268
(0.04)	10.06	0.98	4,854	0.70	*(b)(c)	12.25	*(b)(c)	0.70	*(b)(c)	12.25	*(b)(c)	2.53	*	57

(0.16)	11.29	1.48	33,673	0.80	*	0.80	*	0.80	*	0.80	*	2.85	*	351	**
(0.76)	11.28	8.95	24,629	0.80		0.80		0.80		0.80		2.49		218	**
(0.49)	11.08	15.08	11,134	0.80		0.80		0.80		0.80		2.17		268
(0.04)	10.06	0.97	10	0.80	*(b)(d)	10.88	*(b)(d)	0.80	*(b)(d)	10.88	*(b)(d)	2.35	*	57

(0.14)	11.29	1.32	95,898	1.10	*	1.10	*	1.10	*	1.10	*	2.53	*	351	**
(0.73)	11.28	8.63	88,184	1.10		1.10		1.10		1.10		2.18		218	**
(0.46)	11.08	14.78	72,403	1.10		1.10		1.10		1.10		2.10		268
(0.03)	10.06	0.95	388	1.10	*(b)(e)	17.63	*(b)(e)	1.10	*(b)(e)	17.63	*(b)(e)	2.26	*	57

(0.14)	11.29	1.32	110,719	1.10	*	1.10	*	1.10	*	1.10	*	2.53	*	351	**
(0.73)	11.28	8.63	86,630	1.10		1.10		1.10		1.10		2.18		218	**
(0.45)	11.08	14.75	76,913	1.10		1.10		1.10		1.10		2.16		268
(0.03)	10.06	0.93	1,551	1.10	*(b)(e)	26.79	*(b)(e)	1.10	*(b)(e)	26.79	*(b)(e)	1.81	*	57

Semiannual Report	September 30, 2011	27

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Global Advantage Strategy Bond Fund (Cont.)
Class C
04/01/2011 - 09/30/2011+	$11.28	$0.10	$0.01	$0.11	$(0.10)	$0.00	$0.00
03/31/2011	11.08	0.16	0.68	0.84	(0.17)	(0.47)	0.00
03/31/2010	10.06	0.15	1.24	1.39	(0.18)	(0.19)	0.00
02/05/2009 - 03/31/2009	10.00	0.02	0.06	0.08	(0.02)	0.00	0.00
Class R
04/01/2011 - 09/30/2011+	11.28	0.13	0.01	0.14	(0.13)	0.00	0.00
03/31/2011	11.08	0.22	0.68	0.90	(0.23)	(0.47)	0.00
03/31/2010	10.06	0.18	1.27	1.45	(0.24)	(0.19)	0.00
02/05/2009 - 03/31/2009	10.00	0.03	0.06	0.09	(0.03)	0.00	0.00

PIMCO Global Bond Fund (Unhedged)
Institutional Class
04/01/2011 - 09/30/2011+	$9.80	$0.15	$0.43	$0.58	$(0.15)	$0.00	$0.00
03/31/2011	9.45	0.28	0.82	1.10	(0.68)	(0.03)	(0.04)
03/31/2010	8.12	0.38	1.50	1.88	(0.34)	(0.21)	0.00
03/31/2009	10.99	0.47	(2.07)	(1.60)	(0.32)	(0.88)	(0.07)
03/31/2008	9.83	0.39	1.32	1.71	(0.37)	(0.18)	0.00
03/31/2007	9.50	0.34	0.30	0.64	(0.31)	0.00	0.00
Class P
04/01/2011 - 09/30/2011+	9.80	0.14	0.43	0.57	(0.14)	0.00	0.00
11/19/2010 - 03/31/2011	10.30	0.10	(0.01)	0.09	(0.52)	(0.03)	(0.04)
Administrative Class
04/01/2011 - 09/30/2011+	9.80	0.14	0.42	0.56	(0.13)	0.00	0.00
03/31/2011	9.45	0.25	0.83	1.08	(0.66)	(0.03)	(0.04)
03/31/2010	8.12	0.36	1.49	1.85	(0.31)	(0.21)	0.00
03/31/2009	10.99	0.45	(2.07)	(1.62)	(0.30)	(0.88)	(0.07)
03/31/2008	9.83	0.37	1.31	1.68	(0.34)	(0.18)	0.00
03/31/2007	9.50	0.31	0.30	0.61	(0.28)	0.00	0.00
Class D
04/01/2011 - 09/30/2011+	9.80	0.13	0.43	0.56	(0.13)	0.00	0.00
03/31/2011	9.45	0.24	0.83	1.07	(0.65)	(0.03)	(0.04)
03/31/2010	8.12	0.28	1.56	1.84	(0.30)	(0.21)	0.00
07/31/2008 - 03/31/2009	10.33	0.25	(1.34)	(1.09)	(0.18)	(0.88)	(0.06)

PIMCO Global Bond Fund (U.S. Dollar-Hedged)
Institutional Class
04/01/2011 - 09/30/2011+	$9.78	$0.16	$0.32	$0.48	$(0.15)	$0.00	$0.00
03/31/2011	9.64	0.27	0.33	0.60	(0.25)	(0.21)	0.00
03/31/2010	8.75	0.36	1.15	1.51	(0.32)	(0.30)	0.00
03/31/2009	9.92	0.44	(0.88)	(0.44)	(0.39)	(0.34)	0.00
03/31/2008	9.61	0.39	0.28	0.67	(0.36)	0.00	0.00
03/31/2007	9.66	0.34	0.07	0.41	(0.32)	(0.14)	0.00
Class P
04/01/2011 - 09/30/2011+	9.78	0.16	0.32	0.48	(0.15)	0.00	0.00
03/31/2011	9.64	0.26	0.33	0.59	(0.24)	(0.21)	0.00
03/31/2010	8.75	0.33	1.17	1.50	(0.31)	(0.30)	0.00
04/30/2008 - 03/31/2009	9.80	0.40	(0.75)	(0.35)	(0.36)	(0.34)	0.00
Administrative Class
04/01/2011 - 09/30/2011+	9.78	0.15	0.32	0.47	(0.14)	0.00	0.00
03/31/2011	9.64	0.25	0.32	0.57	(0.22)	(0.21)	0.00
03/31/2010	8.75	0.31	1.18	1.49	(0.30)	(0.30)	0.00
03/31/2009	9.92	0.42	(0.88)	(0.46)	(0.37)	(0.34)	0.00
03/31/2008	9.61	0.37	0.28	0.65	(0.34)	0.00	0.00
03/31/2007	9.66	0.32	0.07	0.39	(0.30)	(0.14)	0.00

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective February 24, 2009, the Fund’s advisory fee was reduced by 0.20% to 0.40%.
(c)	Effective February 24, 2009, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.45%.

28	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.10)	$11.29	0.94%	$29,684	1.85	%*	1.85	%*	1.85	%*	1.85	%*	1.78	%*	351	%**
(0.64)	11.28	7.82	21,761	1.85		1.85		1.85		1.85		1.43		218	**
(0.37)	11.08	13.88	19,441	1.85		1.85		1.85		1.85		1.35		268
(0.02)	10.06	0.80	421	1.85	*(b)(c)	16.59	*(b)(c)	1.85	*(b)(c)	16.59	*(b)(c)	1.55	*	57

(0.13)	11.29	1.20	4,626	1.35	*	1.35	*	1.35	*	1.35	*	2.29	*	351	**
(0.70)	11.28	8.38	2,860	1.35		1.35		1.35		1.35		1.98		218	**
(0.43)	11.08	14.46	441	1.35		1.35		1.35		1.35		1.64		268
(0.03)	10.06	0.88	29	1.35	*(b)(c)	14.09	*(b)(c)	1.35	*(b)(c)	14.09	*(b)(c)	1.93	*	57

$(0.15)	$10.23	5.89%	$817,967	0.55	%*	0.55	%*	0.55	%*	0.55	%*	2.92	%*	36	%**
(0.75)	9.80	11.91	732,677	0.55		0.55		0.55		0.55		2.79		310	**
(0.55)	9.45	23.27	725,975	0.56		0.56		0.55		0.55		4.09		462
(1.27)	8.12	(14.42)	596,210	0.91		0.91		0.55		0.55		4.98		693
(0.55)	10.99	17.94	1,051,675	0.84		0.84		0.55		0.55		3.84		776
(0.31)	9.83	6.81	917,437	0.55		0.55		0.55		0.55		3.48		543

(0.14)	10.23	5.84	853	0.65	*	0.65	*	0.65	*	0.65	*	2.82	*	36	**
(0.59)	9.80	1.03	826	0.65	*	0.65	*	0.65	*	0.65	*	2.79	*	310	**

(0.13)	10.23	5.76	245,519	0.80	*	0.80	*	0.80	*	0.80	*	2.67	*	36	**
(0.73)	9.80	11.63	212,886	0.80		0.80		0.80		0.80		2.53		310	**
(0.52)	9.45	22.96	187,000	0.81		0.81		0.80		0.80		3.83		462
(1.25)	8.12	(14.63)	150,861	1.16		1.16		0.80		0.80		4.76		693
(0.52)	10.99	17.65	199,539	1.12		1.12		0.80		0.80		3.62		776
(0.28)	9.83	6.55	98,536	0.80		0.80		0.80		0.80		3.23		543

(0.13)	10.23	5.68	56,205	0.95	*	0.95	*	0.95	*	0.95	*	2.54	*	36	**
(0.72)	9.80	11.46	16,617	0.95		0.95		0.95		0.95		2.38		310	**
(0.51)	9.45	22.78	10,187	0.96		0.96		0.95		0.95		2.94		462
(1.12)	8.12	(10.29)	810	1.11	*	1.11	*	0.95	*	0.95	*	4.58	*	693

$(0.15)	$10.11	4.95%	$150,934	0.55	%*	0.55	%*	0.55	%*	0.55	%*	3.25	%*	38	%**
(0.46)	9.78	6.27	131,659	0.55		0.55		0.55		0.55		2.70		232	**
(0.62)	9.64	17.70	185,704	0.55		0.55		0.55		0.55		3.84		401
(0.73)	8.75	(4.21)	133,476	1.04		1.04		0.55		0.55		4.79		653
(0.36)	9.92	7.12	223,541	1.02		1.02		0.55		0.55		4.03		775
(0.46)	9.61	4.32	164,460	0.55		0.55		0.55		0.55		3.55		581

(0.15)	10.11	4.89	6,869	0.65	*	0.65	*	0.65	*	0.65	*	3.15	*	38	**
(0.45)	9.78	6.17	5,475	0.65		0.65		0.65		0.65		2.66		232	**
(0.61)	9.64	17.59	3,551	0.65		0.65		0.65		0.65		3.45		401
(0.70)	8.75	(3.37)	10	1.16	*	1.16	*	0.65	*	0.65	*	4.80	*	653

(0.14)	10.11	4.81	438	0.80	*	0.80	*	0.80	*	0.80	*	2.99	*	38	**
(0.43)	9.78	6.02	925	0.80		0.80		0.80		0.80		2.53		232	**
(0.60)	9.64	17.47	161	0.80		0.80		0.80		0.80		3.23		401
(0.71)	8.75	(4.44)	12	1.29		1.29		0.80		0.80		4.56		653
(0.34)	9.92	6.89	12	1.27		1.27		0.80		0.80		3.81		775
(0.44)	9.61	4.13	11	0.80		0.80		0.80		0.80		3.34		581

Semiannual Report	September 30, 2011	29

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)
Class A
04/01/2011 - 09/30/2011+	$9.78	$0.14	$0.32	$0.46	$(0.13)	$0.00	$0.00
03/31/2011	9.64	0.23	0.33	0.56	(0.21)	(0.21)	0.00
03/31/2010	8.75	0.32	1.16	1.48	(0.29)	(0.30)	0.00
03/31/2009	9.92	0.41	(0.89)	(0.48)	(0.35)	(0.34)	0.00
03/31/2008	9.61	0.35	0.28	0.63	(0.32)	0.00	0.00
03/31/2007	9.66	0.31	0.06	0.37	(0.28)	(0.14)	0.00
Class B
04/01/2011 - 09/30/2011+	9.78	0.11	0.31	0.42	(0.09)	0.00	0.00
03/31/2011	9.64	0.15	0.33	0.48	(0.13)	(0.21)	0.00
03/31/2010	8.75	0.26	1.15	1.41	(0.22)	(0.30)	0.00
03/31/2009	9.92	0.34	(0.89)	(0.55)	(0.28)	(0.34)	0.00
03/31/2008	9.61	0.28	0.28	0.56	(0.25)	0.00	0.00
03/31/2007	9.66	0.23	0.07	0.30	(0.21)	(0.14)	0.00
Class C
04/01/2011 - 09/30/2011+	9.78	0.11	0.32	0.43	(0.10)	0.00	0.00
03/31/2011	9.64	0.16	0.32	0.48	(0.13)	(0.21)	0.00
03/31/2010	8.75	0.25	1.16	1.41	(0.22)	(0.30)	0.00
03/31/2009	9.92	0.34	(0.89)	(0.55)	(0.28)	(0.34)	0.00
03/31/2008	9.61	0.28	0.28	0.56	(0.25)	0.00	0.00
03/31/2007	9.66	0.23	0.07	0.30	(0.21)	(0.14)	0.00

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective May 1, 2011, the Fund’s supervisory and administrative fee was reduced by 0.05% to an annual rate of 0.40%.

30	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.13)	$10.11	4.76%	$38,536	0.91	%*(b)	0.91	%*(b)	0.91	%*(b)	0.91	%*(b)	2.89	%*	38	%**
(0.42)	9.78	5.85	37,193	0.95		0.95		0.95		0.95		2.35		232	**
(0.59)	9.64	17.24	29,640	0.95		0.95		0.95		0.95		3.39		401
(0.69)	8.75	(4.58)	16,957	1.45		1.45		0.95		0.95		4.41		653
(0.32)	9.92	6.70	19,966	1.38		1.38		0.95		0.95		3.63		775
(0.42)	9.61	3.91	18,725	0.95		0.95		0.95		0.95		3.16		581

(0.09)	10.11	4.36	934	1.66	*(b)	1.66	*(b)	1.66	*(b)	1.66	*(b)	2.13	*	38	**
(0.34)	9.78	5.06	1,317	1.70		1.70		1.70		1.70		1.53		232	**
(0.52)	9.64	16.37	3,533	1.70		1.70		1.70		1.70		2.79		401
(0.62)	8.75	(5.31)	4,344	2.19		2.19		1.70		1.70		3.65		653
(0.25)	9.92	5.91	6,539	2.15		2.15		1.70		1.70		2.87		775
(0.35)	9.61	3.14	6,917	1.70		1.70		1.70		1.70		2.41		581

(0.10)	10.11	4.36	18,729	1.66	*(b)	1.66	*(b)	1.66	*(b)	1.66	*(b)	2.13	*	38	**
(0.34)	9.78	5.06	18,221	1.70		1.70		1.70		1.70		1.60		232	**
(0.52)	9.64	16.37	16,799	1.70		1.70		1.70		1.70		2.71		401
(0.62)	8.75	(5.31)	13,408	2.19		2.19		1.70		1.70		3.65		653
(0.25)	9.92	5.91	16,109	2.16		2.16		1.70		1.70		2.87		775
(0.35)	9.61	3.14	16,140	1.70		1.70		1.70		1.70		2.41		581

Semiannual Report	September 30, 2011	31

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Emerging Local Bond Fund	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency Fund	PIMCO Foreign Bond Fund (Unhedged)	PIMCO Foreign Bond Fund (U.S. Dollar- Hedged)	PIMCO Global Advantage Strategy Bond Fund	PIMCO Global Bond Fund (Unhedged)	PIMCO Global Bond Fund (U.S. Dollar- Hedged)

Assets:
Investments, at value	$8,500,186	$3,717,434	$306,494	$4,106,625	$4,130,592	$3,892,675	$3,228,910	$1,162,924	$221,689
Investments in Affiliates, at value	1,021,024	634,944	28,853	2,097,271	135,549	124,728	225,530	43,879	9,405
Repurchase agreements, at value	16,181	5,301	800	11,611	8,915	3,751	16,364	1,840	664
Cash	5,045	1,798	1,022	1,734	1,548	3,648	139	20	1
Deposits with counterparty	252	56	19	174	8,700	5,238	132	390	132
Foreign currency, at value	110,534	115	203	12,750	5,455	7,826	2,560	2,328	403
Receivable for investments sold	554	41,299	0	15,557	8,627	12,086	405,949	7,680	18,592
Receivable for investments sold on a delayed-delivery basis	5,963	0	0	0	0	0	0	0	958
Receivable for cross-currency swap exchanges	0	0	0	0	0	88,260	0	0	4,580
Receivable for Fund shares sold	17,094	9,042	16	1,342	5,814	3,392	33,759	906	633
Interest and dividends receivable	149,691	67,785	6,287	44,430	36,738	34,682	36,260	9,421	2,029
Dividends receivable from Affiliates	247	140	5	441	18	28	40	6	1
Variation margin receivable on financial derivative instruments	31	327	0	20	2,199	3,057	1,897	1,034	224
OTC swap premiums paid	19,627	29,416	288	1,562	14,196	16,493	8,361	2,516	686
Unrealized appreciation on foreign currency contracts	188,165	37,456	1,360	45,740	34,063	192,067	47,215	15,810	4,969
Unrealized appreciation on OTC swap agreements	129,408	37,620	1,947	7,053	40,735	29,335	37,639	5,077	1,274
	10,164,002	4,582,733	347,294	6,346,310	4,433,149	4,417,266	4,044,755	1,253,831	266,240

Liabilities:
Payable for reverse repurchase agreements	$0	$2,379	$0	$5,698	$0	$7,578	$0	$1,106	$0
Payable for investments purchased	116,029	96,548	800	26,801	254,769	314,829	311,216	79,698	35,106
Payable for investments in Affiliates purchased	247	140	5	441	18	28	40	6	1
Payable for investments purchased on a delayed-delivery basis	26,461	5,708	0	2,283	9,630	1,226	9,712	8,788	1,518
Payable for short sales	0	0	0	2,192	0	0	130,396	0	0
Deposits from counterparty	48,022	45,310	2,170	4,890	40,085	137,101	43,380	14,360	3,765
Payable for cross-currency swap exchanges	0	0	0	0	0	88,216	0	0	4,577
Payable for Fund shares redeemed	38,517	28,232	63	25,432	7,252	10,703	1,087	6,460	316
Dividends payable	7,090	3,545	83	804	1,927	2,512	346	106	114
Written options outstanding	6,427	9,129	432	4,300	1,991	1,939	6,922	596	139
Accrued investment advisory fees	3,923	1,750	261	2,371	888	809	1,210	250	47
Accrued supervisory and administrative fees	4,541	1,739	124	2,284	1,198	973	964	319	62
Accrued distribution fees	158	144	0	56	75	43	20	50	13
Accrued servicing fees	190	153	0	68	116	90	32	0	13
Variation margin payable on financial derivative instruments	691	0	21	456	189	262	1,087	0	0
Reimbursement to Manager	0	0	8	0	0	0	0	0	0
OTC swap premiums received	6,254	32,588	655	495	17,523	15,971	9,703	3,766	785
Unrealized depreciation on foreign currency contracts	357,861	20,117	1,587	419,985	49,135	51,971	63,666	12,390	1,669
Unrealized depreciation on OTC swap agreements	22,520	51,491	1,419	5,677	59,818	70,184	28,924	5,392	1,675
Other liabilities	12,854	0	0	43	4	0	0	0	0
	651,785	298,973	7,628	504,276	444,618	704,435	608,705	133,287	49,800

Net Assets	$9,512,217	$4,283,760	$339,666	$5,842,034	$3,988,531	$3,712,831	$3,436,050	$1,120,544	$216,440

Net Assets Consist of:
Paid in capital	$10,090,071	$4,252,133	$359,537	$6,921,581	$3,968,434	$3,700,742	$3,426,366	$1,113,822	$215,522
(Overdistributed) net investment income	(160,145)	(16,446)	(152)	(5,742)	(25,373)	(101,888)	(42,062)	(22,078)	(3,181)
Accumulated undistributed net realized gain (loss)	20,257	(33,550)	884	(538,228)	167,573	43,615	60,311	42,443	2,640
Net unrealized appreciation (depreciation)	(437,966)	81,623	(20,603)	(535,577)	(122,103)	70,362	(8,565)	(13,643)	1,459
	$9,512,217	$4,283,760	$339,666	$5,842,034	$3,988,531	$3,712,831	$3,436,050	$1,120,544	$216,440

Cost of Investments	$8,838,850	$3,636,168	$328,469	$4,260,574	$4,222,285	$3,926,700	$3,235,979	$1,181,888	$223,759
Cost of Investments in Affiliates	$1,021,371	$635,147	$28,859	$2,098,077	$135,566	$124,746	$225,582	$43,885	$9,406
Cost of Repurchase Agreements	$16,181	$5,301	$800	$11,611	$8,915	$3,751	$16,364	$1,840	$664
Cost of Foreign Currency Held	$111,879	$119	$206	$12,873	$5,531	$7,915	$2,604	$2,352	$318
Proceeds Received on Short Sales	$0	$0	$0	$2,199	$0	$0	$129,751	$0	$0
Premiums Received on Written Options	$1,384	$2,035	$483	$935	$5,631	$6,327	$4,919	$1,925	$522

32	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

(Amounts in thousands, except per share amounts)	PIMCO Emerging Local Bond Fund	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency Fund	PIMCO Foreign Bond Fund (Unhedged)	PIMCO Foreign Bond Fund (U.S. Dollar- Hedged)	PIMCO Global Advantage Strategy Bond Fund	PIMCO Global Bond Fund (Unhedged)	PIMCO Global Bond Fund (U.S. Dollar- Hedged)

Net Assets:
Institutional Class	$6,528,938	$2,980,192	$329,804	$5,093,187	$2,678,635	$2,872,714	$3,161,450	$817,967	$150,934
Class P	1,217,144	222,547	9,862	97,730	132,645	137,858	33,673	853	6,869
Administrative Class	166,857	40,773	NA	33,737	17,634	17,243	NA	245,519	438
Class D	783,648	355,383	NA	336,466	646,155	280,176	95,898	56,205	NA
Class A	637,822	493,451	NA	210,445	414,050	336,789	110,719	NA	38,536
Class B	NA	13,966	NA	NA	NA	1,935	NA	NA	934
Class C	177,808	177,448	NA	70,469	99,412	48,341	29,684	NA	18,729
Class R	NA	NA	NA	NA	NA	17,775	4,626	NA	NA

Shares Issued and Outstanding:
Institutional Class	652,777	274,881	31,035	510,751	241,691	269,751	280,050	79,954	14,935
Class P	121,693	20,527	928	9,800	11,968	12,945	2,983	83	680
Administrative Class	16,683	3,761	NA	3,383	1,591	1,619	NA	23,999	43
Class D	78,351	32,779	NA	33,741	58,301	26,309	8,496	5,494	NA
Class A	63,771	45,514	NA	21,103	37,361	31,625	9,809	NA	3,813
Class B	NA	1,288	NA	NA	NA	182	NA	NA	92
Class C	17,778	16,367	NA	7,067	8,970	4,539	2,630	NA	1,853
Class R	NA	NA	NA	NA	NA	1,669	410	NA	NA

Net Asset Value and Redemption Price* Per Share (Net Asset Value Per Share Outstanding):
Institutional Class	$10.00	$10.84	$10.63	$9.97	$11.08	$10.65	$11.29	$10.23	$10.11
Class P	10.00	10.84	10.63	9.97	11.08	10.65	11.29	10.23	10.11
Administrative Class	10.00	10.84	NA	9.97	11.08	10.65	NA	10.23	10.11
Class D	10.00	10.84	NA	9.97	11.08	10.65	11.29	10.23	NA
Class A	10.00	10.84	NA	9.97	11.08	10.65	11.29	NA	10.11
Class B	NA	10.84	NA	NA	NA	10.65	NA	NA	10.11
Class C	10.00	10.84	NA	9.97	11.08	10.65	11.29	NA	10.11
Class R	NA	NA	NA	NA	NA	10.65	11.29	NA	NA

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

Semiannual Report	September 30, 2011	33

Statements of Operations

Six Months Ended September 30, 2011 (Unaudited)
(Amounts in thousands)	PIMCO Emerging Local Bond Fund	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund

Investment Income:
Interest, net of foreign taxes*	$252,761	$112,141	$10,818
Dividends	0	0	0
Dividends from Affiliate investments	696	403	22
Miscellaneous income	0	0	0
Total Income	253,457	112,544	10,840

Expenses:
Investment advisory fees	19,626	9,043	1,557
Supervisory and administrative fees	23,142	9,134	739
Distribution and/or servicing fees - Administrative Class	238	35	0
Distribution fees - Class B	0	69	0
Distribution fees - Class C	615	691	0
Distribution fees - Class R	0	0	0
Servicing fees - Class A	791	610	0
Servicing fees - Class B	0	23	0
Servicing fees - Class C	205	230	0
Servicing fees - Class R	0	0	0
Trustees’ fees	12	6	1
Organization expense	0	0	7
Interest expense	93	16	1
Miscellaneous expense	4	2	2
Total Expenses	44,726	19,859	2,307

Net Investment Income	208,731	92,685	8,533

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	12,723	24,783	960
Net realized (loss) on Affiliate investments	(184)	(100)	(6)
Net realized gain (loss) on futures contracts, written options and swaps	41,188	13,176	(292)
Net realized gain (loss) on foreign currency transactions	18,075	(174)	139
Net change in unrealized (depreciation) on investments	(682,862)	(130,684)	(25,969)
Net change in unrealized (depreciation) on Affiliate investments	(359)	(203)	(6)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	73,597	(34,193)	838
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(229,750)	20,400	32
Net Gain (Loss)	(767,572)	(106,995)	(24,304)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(558,841)	$(14,310)	$(15,771)

* Foreign tax withholdings	$2,541	$0	$0

34	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

PIMCO Emerging Markets Currency Fund	PIMCO Foreign Bond Fund (Unhedged)	PIMCO Foreign Bond Fund (U.S. Dollar- Hedged)	PIMCO Global Advantage Strategy Bond Fund	PIMCO Global Bond Fund (Unhedged)	PIMCO Global Bond Fund (U.S. Dollar- Hedged)

$66,574	$59,128	$59,912	$58,204	$18,309	$3,854
0	83	31	133	9	6
2,101	134	99	397	34	7
4	4	2	0	7	1
68,679	59,349	60,044	58,734	18,359	3,868

12,512	4,689	4,271	6,493	1,333	257
12,214	6,260	5,229	5,152	1,667	341
46	22	22	0	289	1
0	0	10	0	0	4
300	360	187	93	0	69
0	0	22	5	0	0
313	501	422	123	0	45
0	0	3	0	0	1
100	120	62	31	0	23
0	0	22	5	0	0
7	5	5	4	2	0
0	0	0	0	0	0
50	19	13	40	4	2
3	2	2	2	1	0
25,545	11,978	10,270	11,948	3,296	743

43,134	47,371	49,774	46,786	15,063	3,125

6,831	67,611	77,017	14,697	11,481	2,367
(56)	(64)	(42)	(36)	(14)	(6)
(2,098)	44,079	48,148	(4,730)	20,732	4,113
112,601	139,316	(44,145)	52,828	27,687	2,289
(201,152)	(115,148)	(129,807)	(56,735)	(29,869)	(6,825)
(935)	(17)	(18)	(60)	(6)	(1)
(5,510)	(8,096)	(24,823)	16,670	7,111	831
(453,488)	(4,171)	156,924	(34,899)	5,411	3,593
(543,807)	123,510	83,254	(12,265)	42,533	6,361

$(500,673)	$170,881	$133,028	$34,521	$57,596	$9,486

$43	$4	$0	$0	$0	$0

Semiannual Report	September 30, 2011	35

Statements of Changes in Net Assets

	PIMCO Emerging Local Bond Fund		PIMCO Emerging Markets Bond Fund		PIMCO Emerging Markets Corporate Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$208,731	$249,413	$92,685	$151,468	$8,533	$11,956
Net realized gain (loss)	71,986	52,541	37,785	108,000	807	6,939
Net realized gain (loss) on Affiliate investments	(184)	252	(100)	94	(6)	6
Net change in unrealized appreciation (depreciation)	(839,015)	263,979	(144,477)	18,783	(25,099)	114
Net change in unrealized appreciation (depreciation) on Affiliate investments	(359)	12	(203)	0	(6)	0
Net increase (decrease) resulting from operations	(558,841)	566,197	(14,310)	278,345	(15,771)	19,015

Distributions to Shareholders:
From net investment income
Institutional Class	(139,399)	(256,008)	(70,090)	(112,229)	(8,569)	(12,106)
Class P	(30,890)	(41,684)	(6,285)	(6,944)	(309)	(163)
Administrative Class	(4,597)	(18,976)	(700)	(1,012)	0	0
Class D	(21,459)	(51,801)	(9,057)	(15,112)	0	0
Class A	(14,451)	(24,469)	(11,779)	(20,426)	0	0
Class B	0	0	(377)	(1,240)	0	0
Class C	(3,124)	(5,239)	(3,752)	(6,356)	0	0
Class R	0	0	0	0	0	0
From net realized capital gains
Institutional Class	0	0	0	0	0	(6,441)
Class P	0	0	0	0	0	(116)
Administrative Class	0	0	0	0	0	0
Class D	0	0	0	0	0	0
Class A	0	0	0	0	0	0
Class B	0	0	0	0	0	0
Class C	0	0	0	0	0	0
Class R	0	0	0	0	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class D	0	0	0	0	0	0
Class A	0	0	0	0	0	0
Class B	0	0	0	0	0	0
Class C	0	0	0	0	0	0
Class R	0	0	0	0	0	0

Total Distributions	(213,920)	(398,177)	(102,040)	(163,319)	(8,878)	(18,826)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	3,419,718	3,738,953	794,994	660,638	12,373	189,100

Total Increase (Decrease) in Net Assets	2,646,957	3,906,973	678,644	775,664	(12,276)	189,289

Net Assets:
Beginning of period	6,865,260	2,958,287	3,605,116	2,829,452	351,942	162,653
End of period*	$9,512,217	$6,865,260	$4,283,760	$3,605,116	$339,666	$351,942

*Including undistributed (overdistributed) net investment income of:	$(160,145)	$(154,956)	$(16,446)	$(7,091)	$(152)	$193

**	See note 11 in the Notes to Financial Statements.

36	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

	PIMCO Emerging Markets Currency Fund		PIMCO Foreign Bond Fund (Unhedged)		PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands)	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$43,134	$65,833	$47,371	$66,868	$49,774	$81,595
Net realized gain (loss)	117,334	170,680	251,006	117,621	81,020	(981)
Net realized gain (loss) on Affiliate investments	(56)	505	(64)	8	(42)	55
Net change in unrealized appreciation (depreciation)	(660,150)	87,710	(127,415)	123,194	2,294	62,322
Net change in unrealized appreciation (depreciation) on Affiliate investments	(935)	121	(17)	0	(18)	0
Net increase (decrease) resulting from operations	(500,673)	324,849	170,881	307,691	133,028	142,991

Distributions to Shareholders:
From net investment income
Institutional Class	(37,853)	(55,634)	(32,546)	(132,881)	(36,522)	(41,378)
Class P	(908)	(1,457)	(1,278)	(3,963)	(1,862)	(1,259)
Administrative Class	(252)	(206)	(205)	(1,107)	(227)	(338)
Class D	(2,380)	(4,825)	(6,028)	(24,002)	(3,468)	(4,360)
Class A	(1,519)	(3,437)	(4,259)	(19,333)	(4,106)	(4,122)
Class B	0	0	0	0	(22)	(39)
Class C	(185)	(670)	(659)	(4,509)	(420)	(346)
Class R	0	0	0	0	(191)	(159)
From net realized capital gains
Institutional Class	0	0	0	0	0	(44,846)
Class P	0	0	0	0	0	(1,244)
Administrative Class	0	0	0	0	0	(392)
Class D	0	0	0	0	0	(6,596)
Class A	0	0	0	0	0	(6,218)
Class B	0	0	0	0	0	(107)
Class C	0	0	0	0	0	(1,118)
Class R	0	0	0	0	0	(292)
Tax basis return of capital
Institutional Class	0	0	0	0	0	(16,577)
Class P	0	0	0	0	0	(526)
Administrative Class	0	0	0	0	0	(159)
Class D	0	0	0	0	0	(2,240)
Class A	0	0	0	0	0	(2,190)
Class B	0	0	0	0	0	(48)
Class C	0	0	0	0	0	(408)
Class R	0	0	0	0	0	(102)

Total Distributions	(43,097)	(66,229)	(44,975)	(185,795)	(46,818)	(135,064)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	1,802,423	1,527,379	602,437	702,513	410,961	605,232

Total Increase (Decrease) in Net Assets	1,258,653	1,785,999	728,343	824,409	497,171	613,159

Net Assets:
Beginning of period	4,583,381	2,797,382	3,260,188	2,435,779	3,215,660	2,602,501
End of period*	$5,842,034	$4,583,381	$3,988,531	$3,260,188	$3,712,831	$3,215,660

*Including undistributed (overdistributed) net investment income of:	$(5,742)	$(5,779)	$(25,373)	$(27,769)	$(101,888)	$(104,844)

**	See note 11 in the Notes to Financial Statements.

Semiannual Report	September 30, 2011	37

Statements of Changes in Net Assets (Cont.)

September 30, 2011 (Unaudited)

	PIMCO Global Advantage Strategy Bond Fund		PIMCO Global Bond Fund (Unhedged)		PIMCO Global Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands)	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$46,786	$54,561	$15,063	$25,428	$3,125	$6,233
Net realized gain (loss)	62,795	63,407	59,900	41,065	8,769	(152)
Net realized gain (loss) on Affiliate investments	(36)	128	(14)	48	(6)	7
Net change in unrealized appreciation (depreciation)	(74,964)	53,952	(17,347)	34,824	(2,401)	8,330
Net change in unrealized appreciation (depreciation) on Affiliate investments	(60)	9	(6)	(1)	(1)	0
Net increase (decrease) resulting from operations	34,521	172,057	57,596	101,364	9,486	14,418

Distributions to Shareholders:
From net investment income
Institutional Class	(42,477)	(52,514)	(11,443)	(48,068)	(2,148)	(4,486)
Class P	(402)	(383)	(12)	(3)	(86)	(105)
Administrative Class	0	0	(3,017)	(14,144)	(7)	(12)
Class D	(1,050)	(1,893)	(422)	(925)	0	0
Class A	(1,189)	(1,949)	0	0	(474)	(712)
Class B	0	0	0	0	(10)	(31)
Class C	(207)	(335)	0	0	(175)	(247)
Class R	(41)	(37)	0	0	0	0
From net realized capital gains
Institutional Class	0	(86,929)	0	(2,329)	0	(4,316)
Class P	0	(609)	0	0	0	(98)
Administrative Class	0	0	0	(734)	0	(18)
Class D	0	(3,553)	0	(48)	0	0
Class A	0	(3,792)	0	0	0	(773)
Class B	0	0	0	0	0	(42)
Class C	0	(942)	0	0	0	(408)
Class R	0	(91)	0	0	0	0
Tax basis return of capital
Institutional Class	0	0	0	(2,734)	0	0
Class P	0	0	0	(1)	0	0
Administrative Class	0	0	0	(799)	0	0
Class D	0	0	0	(51)	0	0
Class A	0	0	0	0	0	0
Class B	0	0	0	0	0	0
Class C	0	0	0	0	0	0
Class R	0	0	0	0	0	0

Total Distributions	(45,366)	(153,027)	(14,894)	(69,836)	(2,900)	(11,248)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	698,558	965,944	114,836	8,316	15,064	(47,768)

Total Increase (Decrease) in Net Assets	687,713	984,974	157,538	39,844	21,650	(44,598)

Net Assets:
Beginning of period	2,748,337	1,763,363	963,006	923,162	194,790	239,388
End of period*	$3,436,050	$2,748,337	$1,120,544	$963,006	$216,440	$194,790

*Including undistributed (overdistributed) net investment income of:	$(42,062)	$(43,482)	$(22,078)	$(22,247)	$(3,181)	$(3,406)

**	See note 11 in the Notes to Financial Statements.

38	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Emerging Local Bond Fund

September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.1%

CORPORATE BONDS & NOTES 0.1%
Westpac Banking Corp.
0.533% due 12/14/2012		$8,000	$8,014

Total Australia (Cost $8,000)			8,014

BERMUDA 0.0%

CORPORATE BONDS & NOTES 0.0%
Qtel International Finance Ltd.
3.375% due 10/14/2016		$200	201
6.500% due 06/10/2014		3,100	3,389

Total Bermuda (Cost $3,616)			3,590

BRAZIL 8.5%

CORPORATE BONDS & NOTES 0.5%
Banco do Brasil S.A.
2.947% due 07/02/2014		$6,900	6,943
4.500% due 01/22/2015		860	887
Banco Santander Brasil S.A.
2.450% due 03/18/2014		26,800	25,941
Banco Votorantim Ltd.
3.363% due 03/28/2014		11,800	11,766
Cia Energetica de Sao Paulo
9.750% due 01/15/2015 (c)	BRL	5,750	4,311

			49,848

SOVEREIGN ISSUES 8.0%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013		208,466	110,047
10.000% due 01/01/2014		78,840	41,044
10.000% due 01/01/2017		977,382	488,612
10.000% due 01/01/2021		251,136	121,609

			761,312

Total Brazil (Cost $836,512)			811,160

CANADA 0.0%

CORPORATE BONDS & NOTES 0.0%
Sino-Forest Corp.
10.250% due 07/28/2014		$573	149

Total Canada (Cost $632)			149

CAYMAN ISLANDS 0.1%

ASSET-BACKED SECURITIES 0.1%
Hyundai Capital Auto Funding Ltd.
1.230% due 09/20/2016		$8,000	7,950

Total Cayman Islands (Cost $7,836)			7,950

CHILE 0.3%

CORPORATE BONDS & NOTES 0.2%
Banco Santander Chile
1.501% due 04/20/2012		$17,000	17,014
Codelco, Inc.
4.750% due 10/15/2014		1,000	1,071

			18,085

SOVEREIGN ISSUES 0.1%
Bonos de la Tesoreria de la Republica CPI Linked Bond
4.500% due 10/15/2023	CLP	1,540,888	3,529

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bonos del Banco Central de Chile en UF CPI Linked Bond
3.000% due 05/01/2017	CLP	660,381	$1,306
3.000% due 07/01/2018		1,232,711	2,464
3.000% due 10/01/2018		33,019	66

			7,365

Total Chile (Cost $23,879)			25,450

CHINA 0.0%

CORPORATE BONDS & NOTES 0.0%
Parkson Retail Group Ltd.
7.875% due 11/14/2011		$1,900	1,905

Total China (Cost $1,912)			1,905

COLOMBIA 3.0%

CORPORATE BONDS & NOTES 0.2%
Empresas Publicas de Medellin ESP
8.375% due 02/01/2021	COP	29,422,000	15,152

SOVEREIGN ISSUES 2.8%
Bogota Distrito Capital
9.750% due 07/26/2028		31,200,000	20,369
Colombia Government International Bond
2.080% due 11/16/2015		$21,580	21,548
3.900% due 03/18/2013		1,350	1,397
7.750% due 04/14/2021	COP	51,943,000	29,066
8.250% due 12/22/2014		$2,040	2,410
9.850% due 06/28/2027	COP	120,546,000	78,855
10.000% due 01/23/2012		$9,100	9,339
12.000% due 10/22/2015	COP	170,443,000	107,520

			270,504

Total Colombia (Cost $275,037)			285,656

EGYPT 0.1%

BANK LOAN OBLIGATIONS 0.1%
Petroleum Export III Ltd.
3.847% due 04/08/2013		$2,585	2,575
Petroleum Export Ltd.
3.351% due 12/07/2012		7,068	7,042

			9,617

SOVEREIGN ISSUES 0.0%
Egypt Government International Bond
8.750% due 07/18/2012	EGP	10,800	1,738

Total Egypt (Cost $11,548)			11,355

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FRANCE 0.3%

CORPORATE BONDS & NOTES 0.3%
Dexia Credit Local S.A.
0.496% due 01/12/2012		$28,900	$28,895

Total France (Cost $28,900)			28,895

GERMANY 0.0%

CORPORATE BONDS & NOTES 0.0%
Grohe Holding GmbH
4.480% due 01/15/2014	EUR	551	683

Total Germany (Cost $754)			683

GUATEMALA 0.1%

SOVEREIGN ISSUES 0.1%
Guatemala Government Bond
9.250% due 08/01/2013		$840	928
10.250% due 11/08/2011		5,700	5,715

Total Guatemala (Cost $6,671)			6,643

HUNGARY 0.6%

SOVEREIGN ISSUES 0.6%
Hungary Government Bond
5.500% due 02/12/2014	HUF	730,040	3,224
5.500% due 02/12/2016		6,319,600	26,858
6.000% due 10/12/2011		1,060,000	4,848
6.000% due 10/24/2012		537,300	2,450
6.500% due 06/24/2019		620,000	2,581
6.750% due 11/24/2017		478,000	2,083
7.500% due 11/12/2020		4,270,000	18,804

Total Hungary (Cost $70,840)			60,848

INDIA 0.5%

CORPORATE BONDS & NOTES 0.5%
ICICI Bank Ltd.
2.058% due 02/24/2014		$7,800	7,640
5.750% due 01/12/2012		11,200	11,314
5.875% due 10/20/2011		500	500
6.625% due 10/03/2012		3,500	3,619
ICICI Bank UK PLC
0.939% due 02/27/2012		4,000	4,003
State Bank of India
0.847% due 12/15/2011		15,000	14,946
4.500% due 07/27/2015		1,000	1,002

Total India (Cost $43,248)			43,024

INDONESIA 9.7%

CORPORATE BONDS & NOTES 0.3%
Majapahit Holding BV
7.250% due 10/17/2011		$30,987	31,026

SOVEREIGN ISSUES 9.4%
Indonesia Government International Bond
6.750% due 03/10/2014		2,440	2,629
7.380% due 09/15/2016	IDR	74,741,000	8,944
8.250% due 07/15/2021		355,000,000	44,363
8.250% due 06/15/2032		212,850,000	26,055
8.380% due 09/15/2026		645,785,000	81,737
9.500% due 07/15/2023		112,807,000	15,253

See Accompanying Notes	Semiannual Report	September 30, 2011	39

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.500% due 07/15/2031	IDR	1,399,498,000	$190,206
9.500% due 05/15/2041		333,047,000	45,788
10.000% due 07/15/2017		79,000,000	10,525
10.000% due 09/15/2024		268,000,000	37,644
10.000% due 02/15/2028		503,351,000	71,327
10.500% due 08/15/2030		958,989,000	141,519
10.500% due 07/15/2038		295,238,000	43,918
11.000% due 12/15/2012		127,850,000	15,529
11.000% due 10/15/2014		85,000,000	11,012
11.000% due 11/15/2020		618,548,000	90,195
11.000% due 09/15/2025		170,000,000	25,655
11.250% due 05/15/2014		850,000	109
11.500% due 09/15/2019		46,330,000	6,797
12.800% due 06/15/2021		166,974,000	26,811

			896,016

Total Indonesia (Cost $775,121)			927,042

IRELAND 0.1%

CORPORATE BONDS & NOTES 0.1%
DanFin Funding Ltd.
0.950% due 07/16/2013		$5,000	5,001

Total Ireland (Cost $5,000)			5,001

ITALY 0.1%

CORPORATE BONDS & NOTES 0.1%
Intesa Sanpaolo SpA
2.708% due 02/24/2014		$10,000	9,011

Total Italy (Cost $10,000)			9,011

KAZAKHSTAN 1.5%

CORPORATE BONDS & NOTES 1.5%
Intergas Finance BV
6.875% due 11/04/2011		$18,250	18,274
KazMunayGas National Co.
8.375% due 07/02/2013		99,595	104,575
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		23,807	24,376

Total Kazakhstan (Cost $150,035)			147,225

LUXEMBOURG 1.2%

CORPORATE BONDS & NOTES 1.2%
Fiat Finance & Trade S.A.
9.000% due 07/30/2012	EUR	7,300	9,976

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
8.700% due 03/17/2016	RUB	1,930,300	$57,995
Sberbank of Russia Via SB Capital S.A.
5.930% due 11/14/2011		$19,000	19,071
6.480% due 05/15/2013		15,750	16,419
Severstal OAO Via Steel Capital S.A.
9.750% due 07/29/2013		6,674	6,883

Total Luxembourg (Cost $124,150)			110,344

MALAYSIA 2.7%

CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
7.000% due 05/22/2012		$7,535	7,841
Petronas Global Sukuk Ltd.
4.250% due 08/12/2014		1,000	1,054

			8,895

SOVEREIGN ISSUES 2.6%
Malaysia Government International Bond
3.434% due 08/15/2014	MYR	500	157
3.741% due 02/27/2015		112,500	35,696
3.835% due 08/12/2015		247,180	78,691
4.012% due 09/15/2017		12,500	4,015
4.160% due 07/15/2021		7,500	2,435
4.262% due 09/15/2016		280,900	91,335
4.378% due 11/29/2019		72,400	23,723
5.094% due 04/30/2014		45,000	14,742

			250,794

Total Malaysia (Cost $273,100)			259,689

MEXICO 11.2%

BANK LOAN OBLIGATIONS 0.3%
Desarrolladora Homex S.A.B. de C.V.
3.737% due 04/27/2012		$13,200	13,177
Urbi Desarrollos Urbanos S.A.B. de C.V.
3.350% due 12/16/2011		18,450	18,159

			31,336

CORPORATE BONDS & NOTES 0.3%
BBVA Bancomer S.A.
6.500% due 03/10/2021		550	513
7.250% due 04/22/2020		450	440
Pemex Project Funding Master Trust
0.929% due 12/03/2012		14,500	14,500
5.500% due 02/24/2025	EUR	5,000	6,189
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	25,000	1,969

			23,611

SOVEREIGN ISSUES 10.6%
Mexico Government International Bond
6.000% due 06/18/2015		440,350	32,782
6.250% due 06/16/2016		292,000	21,937
6.500% due 06/10/2021		282,000	20,433
7.000% due 06/19/2014		471,300	35,956
7.750% due 12/14/2017		757,500	60,854
8.000% due 12/17/2015		53,100	4,232
8.000% due 06/11/2020		1,232,670	98,864
8.500% due 12/13/2018		2,291,267	189,803
9.000% due 12/22/2011		680,300	49,582
9.000% due 12/20/2012		1,012,018	76,824
9.500% due 12/18/2014		2,924,101	239,002

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
10.000% due 12/05/2024	MXN	1,980,420	$182,470

			1,012,739

Total Mexico (Cost $1,154,119)			1,067,686

NETHERLANDS 0.8%

CORPORATE BONDS & NOTES 0.8%
NXP BV
4.355% due 10/15/2013	EUR	16,277	20,935
Volkswagen International Finance NV
0.984% due 04/01/2014		$33,000	33,109
Waha Aerospace BV
3.925% due 07/28/2020		18,738	19,300

Total Netherlands (Cost $74,443)			73,344

PANAMA 0.1%

SOVEREIGN ISSUES 0.1%
Panama Government International Bond
7.250% due 03/15/2015		$5,510	6,328
9.375% due 07/23/2012		1,300	1,372

Total Panama (Cost $7,624)			7,700

PERU 1.2%

SOVEREIGN ISSUES 1.2%
Peru Government International Bond
6.850% due 02/12/2042	PEN	35,500	12,755
6.900% due 08/12/2037		34,550	12,596
7.840% due 08/12/2020		99,150	40,557
9.125% due 02/21/2012		$8,000	8,220
9.910% due 05/05/2015	PEN	86,234	36,782

Total Peru (Cost $106,710)			110,910

PHILIPPINES 0.2%

SOVEREIGN ISSUES 0.2%
Philippines Government International Bond
4.950% due 01/15/2021	PHP	1,006,000	22,086

Total Philippines (Cost $22,725)			22,086

POLAND 9.5%

SOVEREIGN ISSUES 9.5%
Poland Government International Bond
0.000% due 07/25/2012	PLN	14,000	4,078
0.000% due 10/25/2012		419,200	120,906
0.000% due 01/25/2013		86,400	24,640
4.750% due 04/25/2012		64,400	19,474
4.770% due 01/25/2015		43,920	13,269

40	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 10/24/2013	PLN	30,000	$9,152
5.000% due 04/25/2016		226,700	68,029
5.250% due 04/25/2013		50,000	15,314
5.250% due 10/25/2017		144,940	43,145
5.250% due 10/25/2020		148,200	42,915
5.500% due 04/25/2015		1,143,670	351,207
5.500% due 10/25/2019		255,000	75,581
5.750% due 04/25/2014		270,680	83,797
5.750% due 09/23/2022		33,300	9,946
6.250% due 07/03/2012		$1,000	1,039
6.250% due 10/24/2015	PLN	56,790	17,824

Total Poland (Cost $994,507)			900,316

QATAR 0.7%

CORPORATE BONDS & NOTES 0.7%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		$49,880	51,211
5.500% due 09/30/2014		8,600	9,395
5.832% due 09/30/2016		2,851	3,083

			63,689

SOVEREIGN ISSUES 0.0%
Qatar Government International Bond
5.150% due 04/09/2014		3,200	3,467

Total Qatar (Cost $66,399)			67,156

RUSSIA 4.6%

CORPORATE BONDS & NOTES 4.4%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.381% due 06/27/2012	EUR	2,350	3,188
5.670% due 03/05/2014		$6,570	6,616
6.103% due 06/27/2012		53,600	54,811
7.700% due 08/07/2013		5,700	6,050
Gazprom OAO Via Gaz Capital S.A.
2.890% due 11/15/2012	JPY	500,000	6,381
4.560% due 12/09/2012	EUR	2,600	3,518
7.343% due 04/11/2013		$1,700	1,768
7.510% due 07/31/2013		7,500	7,893
8.125% due 07/31/2014		9,050	9,638
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		1,045	1,100
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		11,901	11,990
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013		103,850	109,908
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		2,500	2,789
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		9,950	10,174
7.175% due 05/16/2013		44,870	45,936
9.000% due 06/11/2014		5,810	6,202
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		2,100	2,082
6.468% due 07/02/2013		19,460	20,190
Severstal OAO Via Steel Capital S.A.
9.750% due 07/29/2013		8,000	8,250
TNK-BP Finance S.A.
6.125% due 03/20/2012		22,650	22,990
7.500% due 03/13/2013		9,300	9,602
VimpelCom Holdings BV
4.365% due 06/29/2014		41,500	40,733
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		22,535	22,817

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 10/12/2011		$6,000	$6,000

			420,626

SOVEREIGN ISSUES 0.2%
Russia Government International Bond
3.625% due 04/29/2015		8,000	7,880
7.850% due 03/10/2018	RUB	310,000	9,476

			17,356

Total Russia (Cost $449,787)			437,982

SINGAPORE 0.1%

CORPORATE BONDS & NOTES 0.1%
STATS ChipPAC Ltd.
7.500% due 08/12/2015		$5,800	5,597

Total Singapore (Cost $6,151)			5,597

SOUTH AFRICA 12.9%

SOVEREIGN ISSUES 12.9%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	440	609
6.250% due 03/31/2036	ZAR	190,200	17,276
6.750% due 03/31/2021		2,151,300	238,866
7.250% due 01/15/2020		1,943,100	226,170
7.375% due 04/25/2012		$5,000	5,175
7.500% due 01/15/2014	ZAR	131,900	16,702
8.000% due 12/21/2018		2,027,460	250,816
8.250% due 09/15/2017		3,368,000	426,281
8.750% due 12/21/2014		76,900	10,101
13.500% due 09/15/2015		221,800	33,547

Total South Africa (Cost $1,378,856)			1,225,543

SOUTH KOREA 1.3%

CORPORATE BONDS & NOTES 0.3%
Korea Exchange Bank
0.581% due 07/20/2012		$11,000	10,862
Shinhan Bank
1.590% due 11/16/2012		16,000	15,986

			26,848

SOVEREIGN ISSUES 1.0%
Export-Import Bank of Korea
1.393% due 03/13/2012		50,400	50,394
1.775% due 02/14/2013	EUR	5,100	6,700
5.500% due 10/17/2012		$3,900	4,048

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.875% due 01/14/2015		$2,000	$2,138
Korea Development Bank
0.578% due 11/22/2012		3,200	3,158
1.790% due 04/03/2014	EUR	4,500	5,819
5.300% due 01/17/2013		$9,200	9,563
5.750% due 05/13/2012		1,000	1,025
8.000% due 01/23/2014		4,800	5,336
Korea National Housing Corp.
0.548% due 11/22/2011		10,875	10,863

			99,044

Total South Korea (Cost $125,083)			125,892

THAILAND 3.5%

SOVEREIGN ISSUES 3.5%
Thailand Government Bond
2.800% due 10/10/2017	THB	267,000	8,182
3.125% due 12/11/2015		1,534,940	48,536
3.625% due 05/22/2015		5,104,200	164,724
3.650% due 12/17/2021		203,000	6,457
3.875% due 06/13/2019		2,180,201	71,268
4.250% due 03/13/2013		120,300	3,905
5.125% due 03/13/2018		508,330	17,661
5.400% due 07/27/2016		123,000	4,268
5.625% due 01/12/2019		154,000	5,538
6.150% due 07/07/2026		118,000	4,720

Total Thailand (Cost $328,537)			335,259

TUNISIA 0.6%

SOVEREIGN ISSUES 0.6%
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	1,000	1,376
7.375% due 04/25/2012		$50,120	51,874

Total Tunisia (Cost $53,058)			53,250

TURKEY 3.9%

SOVEREIGN ISSUES 3.9%
Turkey Government International Bond
0.000% due 11/16/2011	TRY	193,700	103,366
0.000% due 01/25/2012		231,140	121,681
0.000% due 04/25/2012		34,080	17,582
0.000% due 08/08/2012		43,000	21,656
0.000% due 11/07/2012		56,300	27,753
0.000% due 02/20/2013		27,000	13,001
4.000% due 04/29/2015 (c)		6,625	3,775
10.000% due 02/15/2012 (c)		934	522
10.500% due 01/15/2020		49,630	28,615
11.000% due 08/06/2014		7,300	4,189
11.500% due 01/23/2012		$3,000	3,083
12.000% due 08/14/2013 (c)	TRY	5,521	3,510
14.000% due 09/26/2012		8,600	4,896
16.000% due 03/07/2012		19,600	10,926
16.000% due 08/28/2013		3,600	2,208

Total Turkey (Cost $433,186)			366,763

UNITED ARAB EMIRATES 0.2%

SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi Government International Bond
5.500% due 08/02/2012		$20,600	21,331

Total United Arab Emirates (Cost $21,211)			21,331

See Accompanying Notes	Semiannual Report	September 30, 2011	41

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 0.0%

CORPORATE BONDS & NOTES 0.0%
Barclays Bank PLC
0.537% due 09/11/2017		$750	$660
HBOS PLC
0.531% due 09/06/2017		2,500	1,814
Nationwide Building Society
1.757% due 12/22/2016	EUR	1,150	1,472
Vodafone Group PLC
0.599% due 02/27/2012		$200	200

Total United Kingdom (Cost $4,625)			4,146

UNITED STATES 1.9%

ASSET-BACKED SECURITIES 0.0%
Citigroup Mortgage Loan Trust, Inc.
0.275% due 12/25/2036		$230	222
1.135% due 07/25/2037		393	377
Countrywide Asset-Backed Certificates
0.335% due 05/25/2047		182	174
0.335% due 09/25/2047		504	493
Credit-Based Asset Servicing & Securitization LLC
0.355% due 07/25/2037		42	39
MASTR Asset-Backed Securities Trust
0.315% due 05/25/2037		415	374
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		372	165
Soundview Home Equity Loan Trust
1.035% due 10/25/2037		11	10

			1,854

BANK LOAN OBLIGATIONS 0.0%
Georgia-Pacific LLC
2.352% due 12/20/2012		3,704	3,696

			3,696

CORPORATE BONDS & NOTES 1.3%
Ally Financial, Inc.
3.478% due 02/11/2014		13,600	12,507
6.000% due 12/15/2011		1,400	1,409
American International Group, Inc.
5.375% due 10/18/2011		4,525	4,525
Anadarko Petroleum Corp.
7.625% due 03/15/2014		4,000	4,501
Anheuser-Busch InBev Worldwide, Inc.
3.000% due 10/15/2012		4,000	4,084
Bank of America N.A.
0.627% due 06/15/2016		12,000	9,309
CIT Group, Inc.
5.250% due 04/01/2014		18,000	17,505
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		3,600	3,604
8.000% due 06/01/2014		1,100	1,167
JPMorgan Chase Bank N.A.
0.668% due 06/13/2016		1,000	918
Merrill Lynch & Co., Inc.
0.561% due 06/05/2012		600	577
PACCAR, Inc.
1.517% due 09/14/2012		4,000	4,045
Pemex Project Funding Master Trust
0.929% due 12/03/2012		10,000	10,000
Pfizer, Inc.
4.450% due 03/15/2012		1,500	1,526

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Corp.
0.483% due 10/25/2011	$300	$299
5.375% due 05/15/2014	600	591
SSIF Nevada LP
0.949% due 04/14/2014	10,000	10,007
Time Warner Entertainment Co. LP
8.875% due 10/01/2012	600	644
Verizon Communications, Inc.
0.973% due 03/28/2014	33,000	33,117
Wachovia Bank N.A.
0.637% due 11/03/2014	1,800	1,694
0.677% due 03/15/2016	400	358
Wachovia Corp.
0.379% due 10/15/2011	1,000	1,000
0.383% due 04/23/2012	2,000	2,000
0.619% due 10/15/2016	2,400	2,207

		127,594

MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Funding Corp.
5.622% due 03/20/2036	364	289
BCAP LLC Trust
0.405% due 01/25/2037 (a)	1,009	503
Bear Stearns Adjustable Rate Mortgage Trust
4.629% due 01/25/2035	48	41
5.653% due 02/25/2036	410	244
Bear Stearns Alt-A Trust
2.772% due 09/25/2035	75	51
3.883% due 08/25/2036 (a)	625	126
Citigroup Mortgage Loan Trust, Inc.
2.547% due 07/25/2046	271	170
2.736% due 03/25/2034	68	60
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	355	252
Countrywide Home Loan Mortgage Pass-Through Trust
5.631% due 09/25/2047	176	119
GSR Mortgage Loan Trust
5.252% due 11/25/2035	317	240
Harborview Mortgage Loan Trust
5.350% due 08/19/2036 (a)	139	93
Homebanc Mortgage Trust
5.694% due 04/25/2037	369	297
Luminent Mortgage Trust
0.415% due 12/25/2036	169	89
MASTR Alternative Loans Trust
0.635% due 03/25/2036	139	37
Morgan Stanley Mortgage Loan Trust
2.277% due 06/25/2036	91	79
Residential Accredit Loans, Inc.
5.714% due 02/25/2036 (a)	306	140
Residential Asset Securitization Trust
0.635% due 01/25/2046 (a)	371	157
Sequoia Mortgage Trust
2.436% due 01/20/2047	150	104
Structured Adjustable Rate Mortgage Loan Trust
5.568% due 03/25/2036	325	213
WaMu Mortgage Pass-Through Certificates
4.908% due 01/25/2037	275	195
5.186% due 04/25/2037	183	125
5.239% due 12/25/2036	166	114
5.837% due 09/25/2036	273	198
Wells Fargo Mortgage-Backed Securities Trust
0.735% due 07/25/2037	422	330

		4,266

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Bonds
4.375% due 05/15/2041 (e)(f)(g)		$34,000	$44,067

Total United States (Cost $183,540)			181,477

VIRGIN ISLANDS (BRITISH) 0.0%

CORPORATE BONDS & NOTES 0.0%
PCCW-HKT Capital Ltd.
8.000% due 11/15/2011		$1,000	1,004

Total Virgin Islands (British) (Cost $1,007)			1,004

SHORT-TERM INSTRUMENTS 18.7%

CERTIFICATES OF DEPOSIT 2.4%
Banco Bradesco S.A.
1.955% due 01/24/2013		$35,100	35,398
Itau Unibanco Holding S.A.
0.000% due 10/17/2011		180,400	180,313
0.000% due 01/17/2012		8,700	8,666

			224,377

REPURCHASE AGREEMENTS 0.2%
Banc of America Securities LLC
0.090% due 10/03/2011		16,000	16,000
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 0.500% due 08/15/2014 valued at $16,339. Repurchase proceeds are $16,000.)
State Street Bank and Trust Co.
0.010% due 10/03/2011		181	181
(Dated 09/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 12/29/2011 valued at $185. Repurchase proceeds are $181.)

			16,181

SHORT-TERM NOTES 2.9%
Banco Santander Brazil S.A.
1.975% due 12/28/2011		700	698
1.979% due 12/29/2011		300	299
2.596% due 12/29/2011		17,400	17,348
2.596% due 12/28/2011		7,200	7,178
Bank Negara Malaysia Monetary Notes
2.720% due 11/01/2011	MYR	216,300	67,577
2.730% due 11/10/2011		39,700	12,400
2.735% due 12/06/2011		172,459	53,746
2.740% due 12/08/2011		56,000	17,451
2.740% due 01/19/2012		88,400	27,449
2.913% due 10/13/2011		62,000	19,405
2.916% due 11/15/2011		30,100	9,396
2.921% due 11/17/2011		41,100	12,828
2.927% due 12/13/2011		62,100	19,342
Hipotecaria Su casita S.A. de C.V.
7.633% due 03/26/2012	MXN	176,510	3,834
Korea Development Bank
1.212% due 11/19/2011		$6,250	6,250
Korea Finance Corp.
1.143% due 12/10/2011		3,300	3,300

			278,501

JAPAN TREASURY BILLS 0.8%
0.098% due 11/14/2011	JPY	6,080,000	78,819

42	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO TREASURY BILLS 0.3%
4.637% due 10/06/2011- 12/29/2011 (b)	MXN	371,651	$26,672

U.S. TREASURY BILLS 1.4%
0.019% due 10/27/2011- 03/22/2012 (b)(e)(g)		$130,763	130,741

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 10.7%
101,969,842	$1,021,024

Total Short-Term Instruments (Cost $1,808,043)	1,776,315

Total Investments 100.3% (Cost $9,876,402)	$9,537,391

Written Options (i) (0.1%) (Premiums $1,384)	(6,427)

Other Assets and Liabilities (Net) (0.2%)	(18,747)

Net Assets 100.0%	$9,512,217

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $119,633 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	Securities with an aggregate market value of $2,330 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor January Futures Call Options Strike @ EUR 98.750	Short	01/2012	460	$(256)
90-Day Euribor March Futures	Long	03/2012	460	1,608
90-Day Eurodollar March Futures	Long	03/2012	600	(23)
U.S. Treasury 10-Year Note December Futures	Short	12/2011	1,027	(2,151)

				$(822)

(g)	Centrally cleared swap agreements outstanding on September 30, 2011:

Securities with an aggregate market value of $4,825 and cash of $252 have been pledged as collateral for centrally cleared swaps as of September 30, 2011.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	$11,700	$ (4,070)	$250
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	20,000	(5,530)	(2,614)

					$ (9,600)	$(2,364)

(h)	OTC swap agreements outstanding on September 30, 2011:

Asset Swaps
Underlying Asset	Receive	Pay	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Indonesia Government International Bond 10.000% due 07/15/2017	6-Month USD-LIBOR	Cash Flow from Underlying Asset	07/22/2017	DUB	$	4,066	$241	$(455)	$696
Indonesia Government International Bond 11.000% due 10/15/2014	6-Month USD-LIBOR	Cash Flow from Underlying Asset	10/17/2014	BRC		67,470	4,504	(2,347)	6,851
Malaysia Government International Bond 4.262% due 09/15/2016	6-Month USD-LIBOR	Cash Flow from Underlying Asset	09/19/2016	CBK		30,052	2,785	915	1,870

							$7,530	$(1,887)	$9,417

See Accompanying Notes	Semiannual Report	September 30, 2011	43

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	1.000%	09/20/2013	1.308%	$	50,000	$(284)	$321	$(605)
China Government International Bond	BRC	1.000%	09/20/2012	1.275%		3,400	(8)	21	(29)
China Government International Bond	JPM	1.000%	09/20/2012	1.275%		3,100	(7)	20	(27)
Colombia Government International Bond	JPM	1.000%	09/20/2012	0.889%		3,100	4	12	(8)
Denmark Government International Bond	BOA	0.250%	09/20/2016	1.447%		15,000	(839)	(453)	(386)
Egypt Government International Bond	JPM	1.000%	03/20/2016	4.574%		4,900	(688)	(615)	(73)
Emirate of Abu Dhabi Government International Bond	BPS	1.000%	03/20/2016	1.152%		25,000	(155)	(153)	(2)
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	06/20/2016	1.188%		21,000	(172)	(102)	(70)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	1.188%		6,300	(51)	3	(54)
Export-Import Bank of China	BOA	1.000%	09/20/2016	3.033%		2,500	(224)	(71)	(153)
Export-Import Bank of China	MYC	1.000%	09/20/2016	3.033%		1,000	(89)	(27)	(62)
Kazakhstan Government International Bond	FBF	1.000%	03/20/2013	2.240%		15,000	(267)	76	(343)
Kazakhstan Government International Bond	JPM	1.000%	03/20/2013	2.240%		15,000	(267)	76	(343)
Kazakhstan Government International Bond	MYC	1.000%	03/20/2013	2.240%		15,000	(266)	67	(333)
Kazakhstan Government International Bond	RYL	1.000%	03/20/2013	2.240%		15,000	(266)	55	(321)
Merrill Lynch & Co., Inc.	BRC	1.000%	09/20/2012	5.102%		100	(4)	(3)	(1)
Mexico Government International Bond	JPM	1.000%	09/20/2012	0.804%		3,100	7	12	(5)
Panama Government International Bond	BRC	1.000%	03/20/2012	0.732%		10,000	16	63	(47)
Panama Government International Bond	DUB	1.000%	03/20/2012	0.732%		50,000	82	317	(235)
Panama Government International Bond	FBF	1.000%	03/20/2012	0.732%		30,000	50	197	(147)
Panama Government International Bond	JPM	1.000%	09/20/2012	0.846%		3,100	6	10	(4)
Panama Government International Bond	MYC	1.000%	03/20/2012	0.732%		15,000	25	103	(78)
Pemex Project Funding Master Trust	FBF	1.000%	06/20/2013	1.316%		20,000	(101)	123	(224)
Penerbangan Malaysia A/S	JPM	1.000%	09/20/2012	1.262%		3,100	(7)	17	(24)
Penerbangan Malaysia A/S	MYC	1.000%	09/20/2012	1.262%		3,400	(7)	21	(28)
Peru Government International Bond	CBK	1.000%	03/20/2012	0.728%		25,000	42	164	(122)
Peru Government International Bond	DUB	1.000%	03/20/2012	0.728%		50,000	83	317	(234)
Peru Government International Bond	FBF	1.000%	03/20/2012	0.728%		30,000	49	187	(138)
Qatar Government International Bond	FBF	1.000%	03/20/2016	1.123%		25,000	(125)	(153)	28
Qatar Government International Bond	HUS	1.000%	06/20/2016	1.165%		500	(4)	(4)	0
Qatar Government International Bond	MYC	1.000%	06/20/2016	1.165%		13,000	(93)	(4)	(89)
Russia Government International Bond	CBK	1.000%	03/20/2012	1.696%		35,000	(103)	215	(318)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	JPM	1.000%	03/20/2012	2.354%		10,000	(60)	(5)	(55)

							$(3,723)	$807	$(4,530)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.455%	01/02/2013	MYC	BRL	526,500	$282	$(429)	$711
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		1,068,400	15,630	2,402	13,228
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		500,500	7,732	3,508	4,224
Pay	1-Year BRL-CDI	12.075%	01/02/2013	BOA		350,000	3,627	0	3,627
Pay	1-Year BRL-CDI	12.075%	01/02/2013	DUB		128,600	1,333	0	1,333
Pay	1-Year BRL-CDI	12.465%	01/02/2013	HUS		1,195,400	14,320	(334)	14,654
Pay	1-Year BRL-CDI	12.500%	01/02/2013	MYC		1,386,000	16,944	1,050	15,894
Pay	1-Year BRL-CDI	12.510%	01/02/2013	UAG		610,600	7,798	559	7,239
Pay	1-Year BRL-CDI	12.550%	01/02/2013	RYL		268,000	5,546	2,424	3,122
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		187,500	338	(100)	438
Pay	1-Year BRL-CDI	11.860%	01/02/2014	BOA		25,800	335	42	293
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HUS		2,000	41	5	36
Pay	1-Year BRL-CDI	12.395%	01/02/2014	UAG		712,000	10,975	(477)	11,452
Pay	1-Year BRL-CDI	12.440%	01/02/2014	BOA		500,000	7,976	88	7,888
Pay	1-Year BRL-CDI	12.540%	01/02/2014	MYC		121,500	2,007	28	1,979
Pay	1-Year BRL-CDI	12.550%	01/02/2014	BPS		7,600	126	(2)	128

44	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.555%	01/02/2014	HUS	BRL	127,000	$2,169	$101	$2,068
Pay	3-Month MYR-KLIBOR	3.200%	12/03/2013	BRC	MYR	12,850	1	0	1
Pay	3-Month MYR-KLIBOR	2.980%	12/09/2013	BRC		11,780	(17)	0	(17)
Pay	3-Month MYR-KLIBOR	3.810%	08/11/2014	BRC		15,300	78	0	78
Pay	3-Month MYR-KLIBOR	3.720%	08/18/2014	DUB		40,000	170	0	170
Pay	3-Month MYR-KLIBOR	3.900%	10/29/2014	DUB		5,000	31	0	31
Pay	3-Month MYR-KLIBOR	3.720%	06/11/2015	JPM		64,000	291	0	291
Pay	3-Month MYR-KLIBOR	3.720%	06/14/2015	BRC		83,000	377	0	377
Pay	3-Month MYR-KLIBOR	3.370%	08/17/2016	JPM		462,100	(318)	97	(415)
Pay	3-Month MYR-KLIBOR	4.160%	07/22/2020	BOA		130,500	1,328	0	1,328
Pay	3-Month MYR-KLIBOR	4.170%	07/27/2020	BOA		81,600	843	(6)	849
Pay	3-Month MYR-KLIBOR	4.020%	09/20/2020	DUB		95,600	598	(6)	604
Pay	3-Month MYR-KLIBOR	4.260%	11/02/2020	JPM		18,600	230	0	230
Pay	3-Month PLN-WIBOR	5.000%	08/16/2012	CBK	PLN	481,420	495	(67)	562
Pay	3-Month PLN-WIBOR	4.870%	08/10/2013	MYC		225,000	234	(2)	236
Pay	3-Month PLN-WIBOR	4.650%	11/16/2016	CBK		124,600	(349)	(15)	(334)
Receive	3-Month USD-LIBOR	1.800%	09/14/2016	GLM	$	254,700	(7,191)	0	(7,191)
Pay	3-Month USD-LIBOR	2.250%	12/21/2016	CBK		96,900	4,271	721	3,550
Pay	3-Month USD-LIBOR	2.250%	12/21/2016	HUS		70,600	3,111	364	2,747
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RYL		3,300	(1,123)	180	(1,303)
Pay	3-Month ZAR-JIBAR	6.950%	08/10/2016	MYC	ZAR	372,600	109	(13)	122
Pay	3-Month ZAR-JIBAR	6.500%	11/16/2016	CBK		47,100	(143)	(13)	(130)
Pay	3-Month ZAR-JIBAR	7.000%	11/16/2016	HUS		855,700	(364)	559	(923)
Pay	3-Month ZAR-JIBAR	7.545%	09/17/2020	BRC		99,000	(206)	(6)	(200)
Pay	6-Month HUF-BBR	6.000%	09/15/2015	JPM	HUF	4,380,900	(552)	0	(552)
Pay	6-Month HUF-BBR	6.150%	09/15/2015	BRC		4,689,200	(488)	97	(585)
Pay	6-Month HUF-BBR	6.150%	09/15/2015	HUS		8,385,000	(873)	(96)	(777)
Pay	6-Month HUF-BBR	6.150%	09/15/2015	JPM		300,000	(32)	(8)	(24)
Pay	6-Month HUF-BBR	6.180%	08/24/2020	MYC		2,950,000	(1,017)	0	(1,017)
Pay	6-Month THB-THBFIX Reuters	2.870%	02/04/2014	BRC	THB	106,060	(26)	0	(26)
Pay	6-Month THB-THBFIX Reuters	3.160%	04/21/2014	BRC		136,500	21	0	21
Pay	6-Month THB-THBFIX Reuters	3.200%	04/22/2014	BRC		105,400	21	0	21
Pay	6-Month THB-THBFIX Reuters	3.030%	04/24/2014	BRC		65,700	2	0	2
Pay	6-Month THB-THBFIX Reuters	3.620%	08/19/2014	DUB		785,000	327	(25)	352
Pay	6-Month THB-THBFIX Reuters	3.390%	01/29/2015	CBK		1,088,000	102	62	40
Pay	6-Month THB-THBFIX Reuters	3.480%	08/19/2016	JPM		5,055,400	277	328	(51)
Pay	6-Month THB-THBFIX Reuters	3.395%	06/22/2020	BRC		285,000	(123)	0	(123)
Pay	6-Month THB-THBFIX Reuters	3.320%	07/27/2020	BOA		1,382,300	(1,098)	0	(1,098)
Pay	6-Month THB-THBFIX Reuters	3.320%	07/29/2020	JPM		413,900	(333)	(4)	(329)
Pay	28-Day MXN TIIE	6.500%	03/05/2013	MYC	MXN	3,800,000	4,233	(96)	4,329
Pay	28-Day MXN TIIE	9.190%	07/29/2015	JPM		996,000	9,546	0	9,546
Pay	28-Day MXN TIIE	5.860%	08/12/2015	BRC		354,000	397	0	397
Pay	28-Day MXN TIIE	5.860%	08/12/2015	MYC		347,000	390	13	377
Pay	28-Day MXN TIIE	5.950%	09/09/2015	HUS		600,000	799	(7)	806
Pay	28-Day MXN TIIE	5.950%	09/09/2015	MYC		995,000	1,325	340	985
Pay	28-Day MXN TIIE	6.750%	06/08/2016	BRC		167,500	539	290	249
Pay	28-Day MXN TIIE	5.600%	09/06/2016	BRC		743,800	(423)	810	(1,233)
Pay	28-Day MXN TIIE	6.170%	09/15/2017	BOA		500,000	121	(4)	125
Pay	28-Day MXN TIIE	6.170%	09/15/2017	JPM		65,800	16	0	16
Pay	28-Day MXN TIIE	8.050%	12/26/2018	CBK		50	0	0	0
Pay	28-Day MXN TIIE	7.780%	04/09/2019	BRC		1,400	8	(1)	9
Pay	28-Day MXN TIIE	8.450%	06/03/2019	JPM		500	4	0	4
Pay	28-Day MXN TIIE	6.960%	07/27/2020	BOA		210,000	302	567	(265)
Pay	28-Day MXN TIIE	7.850%	05/28/2021	MYC		340,000	1,878	18	1,860
Pay	28-Day MXN TIIE	6.650%	06/02/2021	MYC		948,550	(720)	630	(1,350)
Pay	28-Day MXN TIIE	7.500%	06/02/2021	BRC		330,000	1,250	568	682
Pay	28-Day MXN TIIE	7.500%	06/02/2021	HUS		194,800	738	316	422
Pay	28-Day MXN TIIE	6.750%	08/31/2021	HUS		52,700	(22)	(3)	(19)
Pay	28-Day MXN TIIE	8.760%	09/03/2029	BRC		30,000	230	0	230

							$116,454	$14,453	$102,001

(i)	Written options outstanding on September 30, 2011:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	10/11/2011	$	243,200	$1,384	$(6,427)

See Accompanying Notes	Semiannual Report	September 30, 2011	45

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Transactions in written call and put options for the period ended September 30, 2011:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2011	0	$115,110	$1,086
Sales	4,164	2,278,400	8,565
Closing Buys	(3,151)	(2,035,200)	(6,550)
Expirations	0	(115,110)	(1,086)
Exercised	(1,013)	0	(631)

Balance at 09/30/2011	0	$243,200	$1,384

(j)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	13,548	11/2011	BRC	$0	$(648)	$(648)
Sell		4,959	11/2011	CBK	446	0	446
Buy		1,505	11/2011	DUB	0	(6)	(6)
Sell		8,062	11/2011	DUB	699	0	699
Buy		142,960	11/2011	HUS	0	(13,176)	(13,176)
Sell		12,985	11/2011	HUS	146	0	146
Buy		32,918	11/2011	JPM	0	(224)	(224)
Sell		10,676	11/2011	JPM	792	0	792
Buy		27,300	11/2011	MSC	0	(2,538)	(2,538)
Sell		64,326	11/2011	MSC	6,124	0	6,124
Buy		5,586	11/2011	UAG	0	(251)	(251)
Buy	CAD	18,931	10/2011	DUB	0	(1,023)	(1,023)
Sell		6,022	10/2011	GST	80	0	80
Sell		12,055	10/2011	UAG	511	0	511
Buy	CLP	1,931,000	10/2011	BRC	0	(296)	(296)
Buy		2,451,466	10/2011	JPM	0	(440)	(440)
Buy		16,085,625	10/2011	MSC	0	(3,641)	(3,641)
Sell		4,671,000	10/2011	MSC	1,039	0	1,039
Buy		9,274,000	10/2011	UAG	0	(2,209)	(2,209)
Buy		2,256,794	03/2012	CBK	0	(436)	(436)
Buy		473,000	03/2012	MSC	0	(105)	(105)
Sell		3,573,500	03/2012	UAG	238	0	238
Buy	CNY	20,012	11/2011	BRC	41	0	41
Buy		44,864	11/2011	CBK	82	(10)	72
Buy		32,125	11/2011	DUB	25	0	25
Sell		120,302	11/2011	DUB	0	(14)	(14)
Buy		45,279	11/2011	HUS	9	0	9
Sell		750	11/2011	HUS	0	(2)	(2)
Buy		43,537	11/2011	JPM	135	0	135
Sell		320	11/2011	JPM	0	0	0
Buy		12,182	11/2011	RYL	23	0	23
Buy		19,388	11/2011	UAG	32	0	32
Buy		28,522	02/2012	BRC	0	(24)	(24)
Buy		32,400	02/2012	CBK	60	0	60
Sell		131,240	02/2012	CBK	0	(152)	(152)
Buy		277,126	02/2012	DUB	526	0	526
Buy		86,658	02/2012	GST	135	0	135
Buy		72,008	02/2012	HUS	62	(45)	17
Sell		15,771	02/2012	HUS	12	0	12
Buy		215,422	02/2012	JPM	145	0	145
Sell		15,928	02/2012	MSC	12	0	12
Buy		66,210	02/2012	UAG	341	0	341
Buy		27,336	06/2012	CBK	0	(10)	(10)
Buy		24,973	06/2012	DUB	0	(47)	(47)
Buy		15,205	06/2012	GST	0	(9)	(9)
Buy		123,902	06/2012	HUS	0	(31)	(31)
Sell		6,430	06/2012	HUS	0	(2)	(2)
Buy		89,341	06/2012	JPM	0	(257)	(257)
Buy		95,445	06/2012	RYL	0	(121)	(121)
Buy		54,000	06/2012	SOG	0	(64)	(64)
Buy		46,837	02/2013	BRC	0	(189)	(189)
Buy		29,923	02/2013	CBK	0	(112)	(112)
Buy		234,081	02/2013	DUB	0	(588)	(588)

46	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	192,866	02/2013	JPM	$0	$(685)	$(685)
Buy		97,095	08/2013	DUB	98	0	98
Buy		40,000	04/2014	RYL	0	(321)	(321)
Buy		31,920	09/2015	DUB	0	(247)	(247)
Buy		31,950	09/2015	JPM	0	(23)	(23)
Buy	COP	9,060,000	02/2012	BRC	0	(346)	(346)
Buy		4,338,125	02/2012	DUB	0	(180)	(180)
Buy		91,616,147	02/2012	JPM	0	(3,542)	(3,542)
Buy		5,400,500	02/2012	MSC	0	(226)	(226)
Buy	CZK	125,969	11/2011	CBK	0	(525)	(525)
Sell	EUR	50,711	10/2011	BRC	3,375	0	3,375
Sell		4,484	10/2011	CBK	372	0	372
Sell		8,437	10/2011	DUB	702	0	702
Sell		2,157	10/2011	FBL	132	0	132
Sell		689	10/2011	HUS	49	0	49
Sell		5,072	10/2011	JPM	358	0	358
Sell		4,766	10/2011	MSC	257	0	257
Sell		2,008	10/2011	RYL	189	0	189
Buy		4,536	11/2011	GST	0	(275)	(275)
Buy	HKD	7,428	12/2011	CBK	1	0	1
Sell		26,830	12/2011	DUB	0	(2)	(2)
Buy	HUF	36,300	10/2011	BRC	0	(29)	(29)
Buy		198,733	10/2011	CBK	0	(94)	(94)
Buy		960,700	10/2011	HUS	0	(618)	(618)
Sell		1,798,711	10/2011	JPM	1,520	0	1,520
Sell		1,489,218	11/2011	HUS	221	0	221
Buy		1,190,000	10/2011	BPS	0	(11)	(11)
Buy	IDR	177,266,000	10/2011	BRC	26	(829)	(803)
Sell		89,232,000	10/2011	BRC	0	(63)	(63)
Buy		52,146,000	10/2011	CBK	52	(5)	47
Sell		181,929,500	10/2011	CBK	0	(2)	(2)
Sell		352,173,978	10/2011	DUB	2,254	(51)	2,203
Buy		68,950,080	10/2011	FBL	0	(543)	(543)
Buy		171,758,000	10/2011	HUS	0	(1,400)	(1,400)
Buy		173,650,000	10/2011	JPM	0	(1,195)	(1,195)
Sell		424,061,900	10/2011	JPM	2,806	(156)	2,650
Buy		85,690,000	10/2011	MSC	0	(720)	(720)
Sell		45,848,079	10/2011	RYL	0	(77)	(77)
Sell		618,393,559	10/2011	UAG	3,043	0	3,043
Buy		30,450,000	01/2012	CBK	0	(296)	(296)
Buy		117,894,700	01/2012	DUB	0	(1,013)	(1,013)
Buy		85,917,200	01/2012	JPM	0	(862)	(862)
Buy		53,160,000	01/2012	UAG	0	(405)	(405)
Buy		175,900,000	07/2012	BRC	0	(1,859)	(1,859)
Buy		110,624,650	07/2012	CBK	0	(1,045)	(1,045)
Buy		438,859,060	07/2012	DUB	0	(4,633)	(4,633)
Buy		133,185,110	07/2012	HUS	0	(1,171)	(1,171)
Buy		87,750,000	07/2012	JPM	0	(950)	(950)
Buy		133,769,220	07/2012	MSC	0	(1,167)	(1,167)
Buy	ILS	47,532	01/2012	CBK	0	(712)	(712)
Buy		8,863	01/2012	GST	0	(140)	(140)
Buy		207,802	01/2012	HUS	0	(4,573)	(4,573)
Buy		3,696	01/2012	JPM	0	(16)	(16)
Buy	INR	93,080	11/2011	BRC	0	(129)	(129)
Buy		2,869,419	11/2011	CBK	0	(6,300)	(6,300)
Sell		923,451	11/2011	DUB	1,696	0	1,696
Buy		2,500,000	11/2011	UAG	0	(5,077)	(5,077)
Buy		110,188	07/2012	DUB	0	(239)	(239)
Buy	JPY	42,003	10/2011	BRC	0	(3)	(3)
Sell		4,331,529	10/2011	CBK	0	(2,265)	(2,265)
Buy		84,007	10/2011	RBC	0	(6)	(6)
Sell		84,007	10/2011	RBC	6	0	6
Buy		42,004	10/2011	UAG	0	(5)	(5)
Sell		887,000	11/2011	BOA	0	(14)	(14)
Sell		1,575,000	11/2011	BRC	0	(17)	(17)
Sell		886,000	11/2011	CBK	0	(21)	(21)
Sell		1,314,000	11/2011	DUB	0	(39)	(39)

See Accompanying Notes	Semiannual Report	September 30, 2011	47

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	JPY	1,418,000	11/2011	UAG	$0	$(14)	$(14)
Buy	KRW	5,427,500	11/2011	BRC	0	(455)	(455)
Sell		6,704,410	11/2011	BRC	605	0	605
Buy		18,422,540	11/2011	CBK	0	(1,408)	(1,408)
Sell		12,621,277	11/2011	CBK	1,174	0	1,174
Sell		2,962,789	11/2011	DUB	212	0	212
Buy		16,000,000	11/2011	GST	0	(1,247)	(1,247)
Buy		1,489,600	11/2011	HUS	0	(153)	(153)
Sell		12,990,108	11/2011	HUS	824	0	824
Buy		120,119,704	11/2011	JPM	0	(11,869)	(11,869)
Sell		16,726,026	11/2011	MSC	1,077	0	1,077
Buy	MXN	733,560	11/2011	BRC	0	(6,125)	(6,125)
Sell		1,105,151	11/2011	BRC	11,453	0	11,453
Buy		1,270,616	11/2011	CBK	0	(15,502)	(15,502)
Sell		296,978	11/2011	CBK	2,072	0	2,072
Buy		224,113	11/2011	DUB	0	(1,952)	(1,952)
Sell		461,106	11/2011	DUB	5,623	0	5,623
Buy		21,131	11/2011	GST	0	(283)	(283)
Buy		1,063,610	11/2011	HUS	0	(9,686)	(9,686)
Sell		279,915	11/2011	HUS	2,801	0	2,801
Buy		27,427	11/2011	JPM	0	(341)	(341)
Sell		284,716	11/2011	JPM	3,699	0	3,699
Buy		707,898	11/2011	MSC	0	(6,922)	(6,922)
Sell		92,708	11/2011	MSC	1,211	0	1,211
Buy		29,199	11/2011	RYL	0	(385)	(385)
Sell		179,727	11/2011	RYL	2,095	0	2,095
Buy		334,919	11/2011	UAG	0	(4,066)	(4,066)
Sell		561,257	11/2011	UAG	3,128	0	3,128
Sell	MYR	151,900	10/2011	SSB	326	0	326
Buy		414	11/2011	BPS	0	(11)	(11)
Buy		160,192	11/2011	BRC	0	(988)	(988)
Sell		97,550	11/2011	BRC	155	0	155
Buy		102,569	11/2011	CBK	0	(2,443)	(2,443)
Sell		441,539	11/2011	CBK	9,947	0	9,947
Buy		112,793	11/2011	DUB	0	(3,244)	(3,244)
Sell		13,226	11/2011	DUB	4	0	4
Buy		149,146	11/2011	HUS	0	(3,697)	(3,697)
Buy		56,744	11/2011	JPM	0	(1,384)	(1,384)
Buy		36,042	11/2011	MSC	0	(811)	(811)
Buy		18,378	11/2011	UAG	0	(294)	(294)
Sell		22,575	11/2011	UAG	459	0	459
Buy		151,900	02/2012	HUS	0	(359)	(359)
Buy		716,020	04/2012	CBK	0	(19,947)	(19,947)
Buy		300,000	04/2012	JPM	0	(6,392)	(6,392)
Buy		333,553	04/2012	UAG	0	(8,150)	(8,150)
Buy	PEN	27,520	02/2012	BRC	0	(177)	(177)
Buy		5,473	02/2012	CBK	0	(46)	(46)
Sell		23,719	02/2012	CBK	0	(52)	(52)
Buy		11,037	02/2012	DUB	0	(55)	(55)
Sell		22,771	02/2012	DUB	72	0	72
Buy		195,355	02/2012	JPM	0	(783)	(783)
Buy	PHP	584,902	11/2011	BRC	222	(52)	170
Sell		1,068,734	11/2011	BRC	758	0	758
Buy		72,800	11/2011	CBK	14	0	14
Sell		1,064,357	11/2011	CBK	480	0	480
Buy		439,550	11/2011	DUB	2	(3)	(1)
Sell		107,975	11/2011	DUB	26	0	26
Sell		331,166	11/2011	HUS	79	0	79
Buy		234,092	11/2011	JPM	66	(15)	51
Sell		771,938	11/2011	JPM	214	0	214
Sell		441,365	11/2011	MSC	111	0	111
Buy		5,940	03/2012	BPS	0	(5)	(5)
Buy		510,340	03/2012	BRC	0	(432)	(432)
Buy		4,772,470	03/2012	CBK	0	(1,554)	(1,554)
Sell		439,500	03/2012	GST	49	0	49
Buy		2,055,100	03/2012	JPM	0	(700)	(700)
Sell		21,880	03/2012	JPM	5	0	5

48	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PLN	249,225	11/2011	BOA	$0	$(12,127)	$(12,127)
Buy		45,443	11/2011	BRC	0	(2,339)	(2,339)
Sell		68,751	11/2011	BRC	3,803	0	3,803
Buy		48,945	11/2011	CBK	0	(2,086)	(2,086)
Sell		74,368	11/2011	CBK	2,578	0	2,578
Buy		52,094	11/2011	DUB	0	(1,589)	(1,589)
Sell		97,955	11/2011	DUB	4,649	0	4,649
Buy		87,348	11/2011	FBL	0	(3,741)	(3,741)
Buy		75,701	11/2011	GST	0	(1,242)	(1,242)
Buy		167,333	11/2011	HUS	0	(7,488)	(7,488)
Sell		103,040	11/2011	HUS	5,212	0	5,212
Buy		18,013	11/2011	JPM	0	(485)	(485)
Sell		92,842	11/2011	JPM	3,739	0	3,739
Buy		116,353	11/2011	MSC	0	(5,021)	(5,021)
Buy		36,400	11/2011	UAG	94	0	94
Sell	RON	5,848	11/2011	HUS	140	0	140
Sell	RUB	190,958	03/2012	BRC	9	0	9
Buy		4,781,658	03/2012	CBK	0	(13,692)	(13,692)
Buy		7,142,716	03/2012	GST	0	(19,790)	(19,790)
Buy		4,990,773	03/2012	HUS	0	(7,103)	(7,103)
Buy		3,450,610	03/2012	JPM	0	(1,277)	(1,277)
Sell		225,855	03/2012	JPM	210	0	210
Sell		295,747	03/2012	UAG	9	0	9
Buy		58,080	07/2012	CBK	0	(283)	(283)
Buy		29,998	07/2012	HUS	0	(113)	(113)
Sell	SGD	12	11/2011	MSC	1	0	1
Sell		890	12/2011	CBK	60	0	60
Buy		33,825	12/2011	DUB	0	(2,195)	(2,195)
Sell		8,922	12/2011	DUB	178	0	178
Sell		25,211	12/2011	HUS	722	0	722
Buy		5,092	12/2011	MSC	0	(45)	(45)
Sell		304	12/2011	MSC	14	0	14
Buy		35,100	12/2011	RYL	0	(2,202)	(2,202)
Buy		121,722	12/2011	UAG	0	(7,915)	(7,915)
Buy	THB	4,880,419	10/2011	BPS	109	(1,795)	(1,686)
Buy		212,281	10/2011	BRC	0	(178)	(178)
Sell		214,690	10/2011	BRC	98	0	98
Buy		1,344,516	10/2011	CBK	0	(1,677)	(1,677)
Sell		1,228,905	10/2011	CBK	1,621	0	1,621
Buy		740,002	10/2011	DUB	0	(879)	(879)
Buy		63,105	10/2011	FBL	0	(71)	(71)
Buy		1,344,640	10/2011	GST	0	(1,223)	(1,223)
Buy		608,200	10/2011	HUS	0	(448)	(448)
Sell		301,307	10/2011	HUS	326	0	326
Buy		2,387,085	10/2011	JPM	0	(2,261)	(2,261)
Sell		1,695,910	10/2011	JPM	2,033	0	2,033
Buy		133,801	10/2011	MSC	0	(96)	(96)
Buy		5,023,249	10/2011	UAG	3	(2,599)	(2,596)
Sell		408,496	10/2011	UAG	0	(35)	(35)
Sell		314,950	02/2012	DUB	0	(60)	(60)
Sell		629,400	02/2012	HUS	0	(104)	(104)
Buy		408,496	02/2012	UAG	57	0	57
Buy	TRY	5,651	10/2011	BRC	0	(182)	(182)
Buy		253,850	10/2011	CBK	0	(13,443)	(13,443)
Sell		38,923	10/2011	CBK	1,134	0	1,134
Buy		13,035	10/2011	DUB	0	(626)	(626)
Buy		215,000	10/2011	FBL	0	(16,265)	(16,265)
Buy		45,234	10/2011	GST	0	(1,845)	(1,845)
Buy		275,949	10/2011	HUS	0	(13,935)	(13,935)
Sell		20,554	10/2011	HUS	0	(19)	(19)
Buy		90,673	10/2011	JPM	1	(4,303)	(4,302)
Sell		59,112	10/2011	JPM	193	0	193
Buy		543	10/2011	MSC	0	(29)	(29)
Buy		89,115	10/2011	UAG	0	(4,024)	(4,024)
Buy		59,112	01/2012	JPM	0	(203)	(203)
Buy	TWD	103,050	01/2012	BRC	0	(227)	(227)
Buy		60,000	01/2012	GST	0	(128)	(128)

See Accompanying Notes	Semiannual Report	September 30, 2011	49

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	TWD	70,000	01/2012	HUS	$0	$(149)	$(149)
Buy		70,000	01/2012	JPM	0	(148)	(148)
Buy	ZAR	34,435	10/2011	BOA	0	(750)	(750)
Buy		107,623	10/2011	BRC	0	(1,069)	(1,069)
Sell		358,878	10/2011	BRC	6,922	0	6,922
Buy		102,349	10/2011	CBK	0	(1,689)	(1,689)
Sell		337,423	10/2011	CBK	6,377	0	6,377
Buy		251,737	10/2011	DUB	0	(4,466)	(4,466)
Sell		642,990	10/2011	DUB	13,563	0	13,563
Buy		62,698	10/2011	GST	0	(924)	(924)
Sell		39,703	10/2011	GST	853	0	853
Buy		374,494	10/2011	HUS	0	(4,533)	(4,533)
Sell		2,251,106	10/2011	HUS	41,673	0	41,673
Buy		74,834	10/2011	JPM	0	(1,765)	(1,765)
Sell		122,790	10/2011	JPM	1,886	0	1,886
Buy		16,654	10/2011	MSC	5	0	5
Sell		284,774	10/2011	MSC	5,537	0	5,537
Buy		10	10/2011	RYL	0	0	0
Buy		140,294	10/2011	UAG	0	(1,186)	(1,186)
Sell		322,198	10/2011	UAG	6,201	0	6,201
Sell		2,393	11/2011	UAG	47	0	47
Buy		151,400	01/2012	BRC	273	0	273

					$188,165	$(357,861)	$(169,696)

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$8,014	$0	$8,014
Bermuda
Corporate Bonds & Notes	0	3,590	0	3,590
Brazil
Corporate Bonds & Notes	0	26,828	23,020	49,848
Sovereign Issues	0	761,312	0	761,312
Canada
Corporate Bonds & Notes	0	149	0	149
Cayman Islands
Asset-Backed Securities	0	0	7,950	7,950
Chile
Corporate Bonds & Notes	0	18,085	0	18,085
Sovereign Issues	0	7,365	0	7,365
China
Corporate Bonds & Notes	0	1,905	0	1,905
Colombia
Corporate Bonds & Notes	0	15,152	0	15,152
Sovereign Issues	0	270,504	0	270,504
Egypt
Bank Loan Obligations	0	9,617	0	9,617
Sovereign Issues	0	1,738	0	1,738
France
Corporate Bonds & Notes	0	28,895	0	28,895
Germany
Corporate Bonds & Notes	0	683	0	683
Guatemala
Sovereign Issues	0	6,643	0	6,643
Hungary
Sovereign Issues	0	60,848	0	60,848
India
Corporate Bonds & Notes	0	43,024	0	43,024
Indonesia
Corporate Bonds & Notes	0	31,026	0	31,026
Sovereign Issues	0	896,016	0	896,016

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Ireland
Corporate Bonds & Notes	$0	$5,001	$0	$5,001
Italy
Corporate Bonds & Notes	0	9,011	0	9,011
Kazakhstan
Corporate Bonds & Notes	0	147,225	0	147,225
Luxembourg
Corporate Bonds & Notes	0	110,344	0	110,344
Malaysia
Corporate Bonds & Notes	0	8,895	0	8,895
Sovereign Issues	0	250,794	0	250,794
Mexico
Bank Loan Obligations	0	0	31,336	31,336
Corporate Bonds & Notes	0	23,611	0	23,611
Sovereign Issues	0	1,012,739	0	1,012,739
Netherlands
Corporate Bonds & Notes	0	73,344	0	73,344
Panama
Sovereign Issues	0	7,700	0	7,700
Peru
Sovereign Issues	0	110,910	0	110,910
Philippines
Sovereign Issues	0	22,086	0	22,086
Poland
Sovereign Issues	0	900,316	0	900,316
Qatar
Corporate Bonds & Notes	0	63,689	0	63,689
Sovereign Issues	0	3,467	0	3,467
Russia
Corporate Bonds & Notes	0	420,626	0	420,626
Sovereign Issues	0	17,356	0	17,356
Singapore
Corporate Bonds & Notes	0	5,597	0	5,597
South Africa
Sovereign Issues	0	1,225,543	0	1,225,543
South Korea
Corporate Bonds & Notes	0	26,848	0	26,848

50	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Sovereign Issues	$0	$99,044	$0	$99,044
Thailand
Sovereign Issues	0	335,259	0	335,259
Tunisia
Sovereign Issues	0	53,250	0	53,250
Turkey
Sovereign Issues	0	366,763	0	366,763
United Arab Emirates
Sovereign Issues	0	21,331	0	21,331
United Kingdom
Corporate Bonds & Notes	0	4,146	0	4,146
United States
Asset-Backed Securities	0	1,854	0	1,854
Bank Loan Obligations	0	3,696	0	3,696
Corporate Bonds & Notes	0	127,594	0	127,594
Mortgage-Backed Securities	0	4,266	0	4,266
U.S. Treasury Obligations	0	44,067	0	44,067
Virgin Islands (British)
Corporate Bonds & Notes	0	1,004	0	1,004
Short-Term Instruments
Certificates of Deposit	0	224,377	0	224,377
Repurchase Agreements	0	16,181	0	16,181
Short-Term Notes	0	274,667	3,834	278,501

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Japan Treasury Bills	$0	$78,819	$0	$78,819
Mexico Treasury Bills	0	26,672	0	26,672
U.S. Treasury Bills	0	130,741	0	130,741
PIMCO Short-Term Floating NAV Portfolio	1,021,024	0	0	1,021,024
	$1,021,024	$8,450,227	$66,140	$9,537,391

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	9,445	0	9,445
Foreign Exchange Contracts	0	188,165	0	188,165
Interest Rate Contracts	1,608	120,213	0	121,821
	$1,608	$317,823	$0	$319,431

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(4,558)	0	(4,558)
Foreign Exchange Contracts	0	(357,861)	0	(357,861)
Interest Rate Contracts	(2,430)	(26,979)	(24)	(29,433)
	$(2,430)	$(389,398)	$(24)	$(391,852)

Totals	$1,020,202	$8,378,652	$66,116	$9,464,970

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (9)
Investments, at value
Brazil
Corporate Bonds & Notes	$22,561	$1,008	$0	$(139)	$0	$(410)	$0	$0	$23,020	$(410)
Cayman Islands
Asset-Backed Securities	7,945	0	0	16	0	(11)	0	0	7,950	(11)
India
Corporate Bonds & Notes	7,756	0	0	0	0	(116)	0	(7,640)	0	0
Mexico
Bank Loan Obligations	18,304	13,187	0	4	0	(159)	0	0	31,336	(159)
Short-Term Instruments
Short Term Notes	0	12,981	0	321	0	(9,468)	0	0	3,834	(9,468)
	$56,566	$27,176	$0	$202	$0	$(10,164)	$0	$(7,640)	$66,140	$(10,048)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$27	$0	$0	$0	$0	$(51)	$0	$0	$(24)	$(51)

Totals	$56,593	$27,176	$0	$202	$0	$(10,215)	$0	$(7,640)	$66,116	$(10,099)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	Semiannual Report	September 30, 2011	51

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

(l)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$31	$31
Unrealized appreciation on foreign currency contracts	0	0	0	188,165	0	188,165
Unrealized appreciation on OTC swap agreements	0	9,445	0	0	119,963	129,408

	$0	$9,445	$0	$188,165	$119,994	$317,604

Liabilities:
Written options outstanding	$0	$0	$0	$0	$6,427	$6,427
Variation margin payable on financial derivative instruments (2)	0	0	0	0	691	691
Unrealized depreciation on foreign currency contracts	0	0	0	357,861	0	357,861
Unrealized depreciation on OTC swap agreements	0	4,558	0	0	17,962	22,520

	$0	$4,558	$0	$357,861	$25,080	$387,499

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$0	$0	$0	$1,437	$1,437
Net realized gain on futures contracts, written options and swaps	0	8,367	0	1,086	31,735	41,188
Net realized gain on foreign currency transactions	0	0	0	14,899	0	14,899

	$0	$8,367	$0	$15,985	$33,172	$57,524

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$0	$(13,536)	$0	$(712)	$87,845	$73,597
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(211,221)	0	(211,221)

	$0	$(13,536)	$0	$(211,933)	$87,845	$(137,624)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(822) and centrally cleared swaps cumulative appreciation/(depreciation) of $(2,364) as reported in the Notes to Schedule of Investments.

(m)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$7,212	$(8,900)	$(1,688)
BPS	(1,742)	2,170	428
BRC	17,571	(16,230)	1,341
CBK	(52,237)	46,452	(5,785)
DUB	9,759	(9,020)	739
FBF	(394)	350	(44)
FBL	(20,488)	20,464	(24)
GLM	(7,191)	7,050	(141)
GST	(25,989)	22,746	(3,243)
HUS	18,844	(20,890)	(2,046)
JPM	(14,357)	10,709	(3,648)
MSC	(5,933)	3,696	(2,237)

52	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
MYC	$25,184	$(31,710)	$(6,526)
RYL	(3,069)	2,738	(331)
SOG	(64)	0	(64)
SSB	326	0	326
UAG	(3,294)	1,880	(1,414)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Semiannual Report	September 30, 2011	53

Schedule of Investments PIMCO Emerging Markets Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BAHRAIN 0.4%

SOVEREIGN ISSUES 0.4%
Bahrain Government International Bond
5.500% due 03/31/2020		$16,500	$15,757

Total Bahrain (Cost $16,184)			15,757

BARBADOS 0.4%

CORPORATE BONDS & NOTES 0.4%
Columbus International, Inc.
11.500% due 11/20/2014		$16,000	15,840

Total Barbados (Cost $17,096)			15,840

BERMUDA 0.9%

CORPORATE BONDS & NOTES 0.9%
Noble Group Ltd.
4.875% due 08/05/2015		$2,000	1,860
6.625% due 08/05/2020		3,600	3,186
6.750% due 01/29/2020		18,025	15,952
Qtel International Finance Ltd.
3.375% due 10/14/2016		3,200	3,218
4.750% due 02/16/2021		7,300	7,327
7.875% due 06/10/2019		6,400	7,824

Total Bermuda (Cost $41,988)			39,367

BRAZIL 9.9%

CORPORATE BONDS & NOTES 6.4%
Banco do Brasil S.A.
4.500% due 01/22/2015		$20,800	21,449
4.500% due 01/20/2016	EUR	8,900	11,582
6.000% due 01/22/2020		$6,400	6,912
8.500% due 10/29/2049		3,000	3,368
Banco Santander Brasil S.A.
4.250% due 01/14/2016		13,400	12,679
Banco Votorantim S.A.
5.250% due 02/11/2016		9,700	9,676
7.375% due 01/21/2020		2,400	2,484
Braskem Finance Ltd.
5.750% due 04/15/2021		9,900	9,134
7.000% due 05/07/2020		10,900	11,150
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		21,620	24,431
7.750% due 11/30/2015		2,600	2,951
CSN Islands IX Corp.
10.000% due 01/15/2015		1,850	2,137
CSN Islands VIII Corp.
9.750% due 12/16/2013		600	666
CSN Islands XI Corp.
6.875% due 09/21/2019		28,430	30,207
CSN Resources S.A.
6.500% due 07/21/2020		18,100	18,995
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		9,400	8,507
7.500% due 05/04/2020		14,968	14,220
GTL Trade Finance, Inc.
7.250% due 10/20/2017		6,300	6,646
Petrobras International Finance Co.
5.875% due 03/01/2018		7,100	7,464
7.875% due 03/15/2019		30,800	36,036
8.375% due 12/10/2018		2,000	2,380
Vale Overseas Ltd.
6.875% due 11/21/2036		16,450	17,823

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.875% due 11/10/2039		$10,000	$10,850
8.250% due 01/17/2034		1,755	2,155

			273,902

SOVEREIGN ISSUES 3.5%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	24,600	31,811
6.369% due 06/16/2018		$4,900	5,414
6.500% due 06/10/2019		12,080	13,469
Brazil Government International Bond
5.625% due 01/07/2041		4,500	4,871
5.875% due 01/15/2019		200	230
8.250% due 01/20/2034		18,103	25,525
8.750% due 02/04/2025		17,175	24,260
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	2,100	1,109
10.000% due 01/01/2014		2,209	1,150
10.000% due 01/01/2017		81,982	40,985

			148,824

Total Brazil (Cost $408,884)			422,726

CANADA 0.0%

CORPORATE BONDS & NOTES 0.0%
Sino-Forest Corp.
6.250% due 10/21/2017		$5,629	1,463

Total Canada (Cost $5,629)			1,463

CAYMAN ISLANDS 1.6%

CORPORATE BONDS & NOTES 1.6%
DP World Sukuk Ltd.
6.250% due 07/02/2017		$2,500	2,506
Enersis S.A.
7.375% due 01/15/2014		420	460
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		4,800	4,655
Interoceanica IV Finance Ltd.
0.000% due 11/30/2018		7,648	6,214
Interoceanica V Finance Ltd.
0.000% due 05/15/2030		7,400	2,350
IPIC GMTN Ltd.
3.125% due 11/15/2015		4,100	4,162
5.000% due 11/15/2020		17,450	17,974
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		19,900	19,900
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		3,434	2,818
QNB Finance Ltd.
3.125% due 11/16/2015		5,600	5,614
Usiminas Commercial Ltd.
7.250% due 01/18/2018		1,100	1,171

Total Cayman Islands (Cost $66,937)			67,824

CHILE 1.6%

CORPORATE BONDS & NOTES 1.6%
AES Gener S.A.
5.250% due 08/15/2021		$1,000	974
Banco Santander Chile
1.501% due 04/20/2012		11,700	11,710
3.750% due 09/22/2015		17,300	17,321
5.375% due 12/09/2014		3,000	3,160

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021 (g)		$2,200	$2,226
7.250% due 07/29/2019		13,400	15,672
Codelco, Inc.
7.500% due 01/15/2019		1,000	1,263
Colbun S.A.
6.000% due 01/21/2020		3,700	3,799
E.CL S.A.
5.625% due 01/15/2021		10,600	11,133

			67,258

SOVEREIGN ISSUES 0.0%
Chile Government International Bond
5.500% due 01/15/2013		100	105

Total Chile (Cost $64,516)			67,363

COLOMBIA 3.6%

CORPORATE BONDS & NOTES 0.8%
BanColombia S.A.
5.950% due 06/03/2021		$4,800	4,692
Ecopetrol S.A.
7.625% due 07/23/2019		25,540	30,010
TGI International Ltd.
9.500% due 10/03/2017		100	108

			34,810

SOVEREIGN ISSUES 2.8%
Colombia Government International Bond
2.080% due 11/16/2015		17,800	17,773
4.375% due 07/12/2021		20,000	20,450
6.125% due 01/18/2041		2,500	2,845
7.375% due 03/18/2019		17,800	22,045
7.375% due 09/18/2037		9,405	12,335
8.125% due 05/21/2024		14,670	19,526
8.375% due 02/15/2027		2,841	3,562
9.850% due 06/28/2027	COP	600,000	392
11.750% due 02/25/2020		$3,047	4,685
12.000% due 10/22/2015	COP	25,375,000	16,007

			119,620

Total Colombia (Cost $142,607)			154,430

CZECH REPUBLIC 0.1%

CORPORATE BONDS & NOTES 0.1%
Hyundai Motor Manufacturing Czech SRO
4.500% due 04/15/2015		$2,400	2,458

Total Czech Republic (Cost $2,465)			2,458

EGYPT 0.3%

BANK LOAN OBLIGATIONS 0.3%
Petroleum Export III Ltd.
3.847% due 04/08/2013		$8,948	8,915
Petroleum Export Ltd.
3.351% due 12/07/2012		4,052	4,037

Total Egypt (Cost $13,000)			12,952

54	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EL SALVADOR 0.2%

CORPORATE BONDS & NOTES 0.2%
AES El Salvador Trust
6.750% due 02/01/2016	$10,260	$10,106

Total El Salvador (Cost $10,180)		10,106

GABON 0.1%

SOVEREIGN ISSUES 0.1%
Gabonese Republic
8.200% due 12/12/2017	$2,200	2,420

Total Gabon (Cost $2,569)		2,420

GUATEMALA 0.1%

SOVEREIGN ISSUES 0.1%
Guatemala Government Bond
9.250% due 08/01/2013	$2,000	2,210
10.250% due 11/08/2011	3,071	3,079

Total Guatemala (Cost $5,192)		5,289

HONG KONG 0.0%

CORPORATE BONDS & NOTES 0.0%
China Resources Power Holdings Co. Ltd.
3.750% due 08/03/2015	$900	866

Total Hong Kong (Cost $884)		866

INDIA 1.3%

CORPORATE BONDS & NOTES 1.3%
Bank of India
4.750% due 09/30/2015	$1,900	1,875
ICICI Bank Ltd.
4.750% due 11/25/2016	5,300	5,097
5.750% due 11/16/2020	14,050	13,294
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	10,200	10,463
Indian Railway Finance Corp. Ltd.
4.406% due 03/30/2016	200	201
NTPC Ltd.
5.875% due 03/02/2016	1,900	2,068
State Bank of India
4.500% due 07/27/2015	23,700	23,753

Total India (Cost $57,525)		56,751

INDONESIA 6.8%

BANK LOAN OBLIGATIONS 0.1%
Indonesia Government International Bond
1.250% due 12/14/2019	$4,041	3,829

CORPORATE BONDS & NOTES 1.6%
Adaro Indonesia PT
7.625% due 10/22/2019	6,200	6,138
Indosat Palapa Co. BV
7.375% due 07/29/2020	12,300	12,300
Listrindo Capital BV
9.250% due 01/29/2015	1,000	983
Majapahit Holding BV
7.250% due 06/28/2017	4,000	4,328
7.750% due 10/17/2016	16,760	18,666
7.750% due 01/20/2020	16,400	18,302
8.000% due 08/07/2019	1,600	1,808

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sigma Capital Pte. Ltd.
9.000% due 04/30/2015	$5,700	$5,195

		67,720

SOVEREIGN ISSUES 5.1%
Indonesia Government International Bond
5.875% due 03/13/2020	36,500	39,602
6.625% due 02/17/2037	2,890	3,258
6.750% due 03/10/2014	10,200	10,990
6.875% due 03/09/2017	32,710	36,962
6.875% due 01/17/2018	30,350	34,220
7.500% due 01/15/2016	100	114
7.750% due 01/17/2038	5,275	6,646
8.500% due 10/12/2035	3,400	4,607
10.375% due 05/04/2014	17,000	19,933
11.625% due 03/04/2019	45,180	64,495

		220,827

Total Indonesia (Cost $279,706)		292,376

IRELAND 1.0%

CORPORATE BONDS & NOTES 1.0%
Novatek Finance Ltd.
5.326% due 02/03/2016	$1,000	987
6.604% due 02/03/2021	15,900	15,363
RZD Capital Ltd.
5.739% due 04/03/2017	16,600	16,575
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	4,300	3,967
7.748% due 02/02/2021	5,900	4,963

Total Ireland (Cost $44,140)		41,855

ISRAEL 0.1%

CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$5,700	6,079

Total Israel (Cost $6,182)		6,079

KAZAKHSTAN 2.6%

CORPORATE BONDS & NOTES 2.6%
Intergas Finance BV
6.375% due 05/14/2017	$7,425	7,676
KazMunayGas National Co.
6.375% due 04/09/2021	15,800	15,366
7.000% due 05/05/2020	25,700	25,796
8.375% due 07/02/2013	600	630
9.125% due 07/02/2018	18,700	21,224
11.750% due 01/23/2015	21,300	24,442
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	14,411	14,735

Total Kazakhstan (Cost $112,408)		109,869

LUXEMBOURG 0.3%

CORPORATE BONDS & NOTES 0.3%
Evraz Group S.A.
9.500% due 04/24/2018	$500	490
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017	12,550	10,699

Total Luxembourg (Cost $13,370)		11,189

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MALAYSIA 0.6%

CORPORATE BONDS & NOTES 0.6%
Petroliam Nasional Bhd.
7.625% due 10/15/2026		$14,550	$18,847
7.750% due 08/15/2015		1,690	2,004
Petronas Capital Ltd.
7.875% due 05/22/2022		3,000	3,826

Total Malaysia (Cost $22,377)			24,677

MEXICO 9.6%

BANK LOAN OBLIGATIONS 0.4%
Desarrolladora Homex S.A.B. de C.V.
3.737% due 04/27/2012		$5,900	5,889
Urbi Desarrollos Urbanos S.A.B. de C.V.
3.350% due 12/16/2011		11,600	11,417

			17,306

		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita
S.A. de C.V. (b)		93,349	125

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 6.1%
BBVA Bancomer S.A.
4.500% due 03/10/2016		$6,900	6,486
6.500% due 03/10/2021		13,250	12,356
7.250% due 04/22/2020		6,950	6,794
C10 Capital SPV Ltd.
6.722% due 12/29/2049		1,000	470
C8 Capital SPV Ltd.
6.640% due 12/29/2049		5,950	2,809
Cemex Finance LLC
9.500% due 12/14/2016		300	220
Cemex S.A.B. de C.V.
5.369% due 09/30/2015		5,350	3,264
Comision Federal de Electricidad
4.875% due 05/26/2021		9,700	9,846
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		16,200	16,362
9.250% due 06/30/2020		700	630
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		7,400	7,252
9.500% due 12/11/2019		9,100	8,463
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018		773	463
Pemex Project Funding Master Trust
5.750% due 03/01/2018		13,470	14,716
6.625% due 06/15/2035		19,875	21,515
6.625% due 06/15/2038		200	217
Petroleos Mexicanos
4.875% due 03/15/2015		27,034	28,588
6.000% due 03/05/2020		1,400	1,546
6.500% due 06/02/2041		32,500	33,962
8.000% due 05/03/2019		62,300	76,629
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	787
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020		$10,450	10,004

			263,379

See Accompanying Notes	Semiannual Report	September 30, 2011	55

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 3.1%
Mexico Government International Bond
4.250% due 07/14/2017	EUR	8,700	$11,685
5.500% due 02/17/2020		4,900	6,959
5.750% due 10/12/2110		$17,000	16,830
6.050% due 01/11/2040		5,100	5,788
6.750% due 09/27/2034		31,384	38,759
7.500% due 04/08/2033		24,094	32,009
7.750% due 12/14/2017	MXN	88,992	7,149
8.300% due 08/15/2031		$900	1,289
10.000% due 12/05/2024	MXN	121,480	11,193

			131,661

Total Mexico (Cost $383,979)			412,471

NETHERLANDS 0.9%

CORPORATE BONDS & NOTES 0.9%
Indo Energy Finance BV
7.000% due 05/07/2018		$4,500	4,050
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		8,700	8,635
Waha Aerospace BV
3.925% due 07/28/2020		23,760	24,473

Total Netherlands (Cost $37,076)			37,158

PANAMA 2.5%

CORPORATE BONDS & NOTES 0.2%
AES Panama S.A.
6.350% due 12/21/2016		$9,030	9,751

SOVEREIGN ISSUES 2.3%
Panama Government International Bond
7.125% due 01/29/2026		21,887	27,501
7.250% due 03/15/2015		54,307	62,372
8.125% due 04/28/2034		1,810	2,471
8.875% due 09/30/2027		585	839
9.375% due 07/23/2012		310	327
9.375% due 04/01/2029		4,172	6,289

			99,799

Total Panama (Cost $99,425)			109,550

PERU 3.4%

CORPORATE BONDS & NOTES 0.2%
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		$9,100	8,518

SOVEREIGN ISSUES 3.2%
Peru Government International Bond
7.350% due 07/21/2025		38,440	48,050
8.375% due 05/03/2016		975	1,194
8.750% due 11/21/2033		54,204	77,160
9.875% due 02/06/2015		10,000	12,285

			138,689

Total Peru (Cost $141,636)			147,207

PHILIPPINES 1.4%

SOVEREIGN ISSUES 1.4%
Philippines Government International Bond
6.375% due 01/15/2032		$5,900	6,711
6.375% due 10/23/2034		5,900	6,785
6.500% due 01/20/2020		2,700	3,146

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.750% due 01/14/2031	$23,450	$30,221
9.875% due 01/15/2019	6,300	8,474
10.625% due 03/16/2025	2,900	4,393

Total Philippines (Cost $54,760)		59,730

POLAND 0.6%

SOVEREIGN ISSUES 0.6%
Poland Government International Bond
6.375% due 07/15/2019	$22,190	24,464

Total Poland (Cost $22,188)		24,464

QATAR 1.4%

CORPORATE BONDS & NOTES 1.3%
Nakilat, Inc.
6.067% due 12/31/2033	$1,400	1,522
Qatari Diar Finance QSC
3.500% due 07/21/2015	7,600	7,848
5.000% due 07/21/2020	11,500	12,334
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	230	250
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	20,554	22,276
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	4,000	4,370
5.832% due 09/30/2016	1,086	1,174
5.838% due 09/30/2027	895	989
6.332% due 09/30/2027	3,250	3,653
6.750% due 09/30/2019	500	597

		55,013

SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
9.750% due 06/15/2030	2,300	3,692

Total Qatar (Cost $55,521)		58,705

ROMANIA 0.0%

CORPORATE BONDS & NOTES 0.0%
TMK OAO Via TMK Capital S.A.
7.750% due 01/27/2018	$1,000	899

Total Romania (Cost $1,032)		899

RUSSIA 14.6%

CORPORATE BONDS & NOTES 8.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
6.103% due 06/27/2012	$9,700	9,919
7.700% due 08/07/2013	500	531
8.700% due 08/07/2018	22,725	26,389
ALROSA Finance S.A.
7.750% due 11/03/2020	10,800	10,287
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	20,200	19,998
6.212% due 11/22/2016	18,440	18,624
6.510% due 03/07/2022	34,200	33,602
7.288% due 08/16/2037	675	661
8.146% due 04/11/2018	1,200	1,315
8.625% due 04/28/2034	700	812
9.250% due 04/23/2019	15,750	18,428
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	11,168	11,758
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	5,100	5,694
10.500% due 03/25/2014	5,900	6,583

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.175% due 05/16/2013		$6,500	$6,662
9.000% due 06/11/2014		36,150	38,590
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		9,100	8,782
5.499% due 07/07/2015		24,900	24,682
SCF Capital Ltd.
5.375% due 10/27/2017		5,000	4,550
TNK-BP Finance S.A.
6.125% due 03/20/2012		4,100	4,162
6.250% due 02/02/2015		3,750	3,816
6.625% due 03/20/2017		31,200	31,278
7.250% due 02/02/2020		4,700	4,759
7.500% due 03/13/2013		4,875	5,033
7.500% due 07/18/2016		19,250	20,022
7.875% due 03/13/2018		4,400	4,620
Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016		800	768
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		2,500	2,438
VimpelCom Holdings BV
4.365% due 06/29/2014		4,600	4,515
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		11,000	10,532
6.800% due 11/22/2025		11,200	10,584
6.902% due 07/09/2020		3,600	3,546
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		8,000	8,100
6.875% due 05/29/2018		2,100	2,132

			364,172

SOVEREIGN ISSUES 6.1%
Russia Government International Bond
7.500% due 03/31/2030		211,385	238,064
12.750% due 06/24/2028		13,275	22,037

			260,101

Total Russia (Cost $618,821)			624,273

SINGAPORE 0.0%

CORPORATE BONDS & NOTES 0.0%
Singapore Telecommunications Ltd.
7.375% due 12/01/2031		$400	572
STATS ChipPAC Ltd.
7.500% due 08/12/2015		800	772

Total Singapore (Cost $1,412)			1,344

SOUTH AFRICA 2.5%

CORPORATE BONDS & NOTES 0.2%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$6,200	6,092
6.500% due 04/15/2040		1,300	1,242

			7,334

SOVEREIGN ISSUES 2.3%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	16,834
5.875% due 05/30/2022		$1,690	1,889
6.500% due 06/02/2014		7,530	8,377
6.750% due 03/31/2021	ZAR	100,000	11,103
6.875% due 05/27/2019		$17,900	21,390

56	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.250% due 01/15/2020	ZAR	75,300	$8,765
8.000% due 12/21/2018		247,100	30,569
8.250% due 09/15/2017		19,700	2,493

			101,420

Total South Africa (Cost $111,550)			108,754

SOUTH KOREA 1.6%

CORPORATE BONDS & NOTES 0.8%
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		$10,200	10,340
6.000% due 05/05/2015		800	863
Korea Electric Power Corp.
3.000% due 10/05/2015		6,800	6,650
Korea Exchange Bank
4.875% due 01/14/2016		3,500	3,608
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		8,400	8,256
6.250% due 06/17/2014		1,800	1,952
Shinhan Bank
4.375% due 09/15/2015		1,800	1,814

			33,483

SOVEREIGN ISSUES 0.8%
Export-Import Bank of Korea
5.875% due 01/14/2015		3,400	3,634
8.125% due 01/21/2014		1,200	1,346
Korea Development Bank
0.578% due 11/22/2012		8,200	8,092
5.300% due 01/17/2013		2,200	2,287
8.000% due 01/23/2014		7,700	8,559
Korea Housing Finance Corp.
4.125% due 12/15/2015		12,550	12,948

			36,866

Total South Korea (Cost $69,692)			70,349

SRI LANKA 0.2%

SOVEREIGN ISSUES 0.2%
Sri Lanka Government International Bond
6.250% due 10/04/2020		$600	585
6.250% due 07/27/2021		7,398	7,126

Total Sri Lanka (Cost $8,020)			7,711

TRINIDAD AND TOBAGO 0.5%

CORPORATE BONDS & NOTES 0.5%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$12,182	12,061
9.750% due 08/14/2019		6,680	7,966

Total Trinidad And Tobago (Cost $19,407)			20,027

TUNISIA 0.3%

SOVEREIGN ISSUES 0.3%
Banque Centrale de Tunisie S.A.
4.500% due 06/22/2020	EUR	7,100	8,894
8.250% due 09/19/2027		$1,680	2,075

Total Tunisia (Cost $10,095)			10,969

TURKEY 4.4%

CORPORATE BONDS & NOTES 0.3%
Turkiye Garanti Bankasi A/S
2.751% due 04/20/2016		$16,400	14,924

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 4.1%
Turkey Government International Bond
5.625% due 03/30/2021		$6,800	$6,987
6.000% due 01/14/2041		2,500	2,394
6.750% due 04/03/2018		4,743	5,229
6.750% due 05/30/2040		38,500	40,329
6.875% due 03/17/2036		4,300	4,601
7.000% due 09/26/2016		5,200	5,772
7.000% due 03/11/2019		500	562
7.000% due 06/05/2020		33,000	37,125
7.250% due 03/15/2015		15,185	16,836
7.250% due 03/05/2038		1,000	1,115
7.375% due 02/05/2025		5,443	6,232
7.500% due 07/14/2017		2,600	2,971
7.500% due 11/07/2019		40,467	46,841

			176,994

Total Turkey (Cost $191,590)			191,918

UNITED ARAB EMIRATES 0.4%

CORPORATE BONDS & NOTES 0.4%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$9,278	9,989
DP World Ltd.
6.850% due 07/02/2037		8,000	7,320

Total United Arab Emirates (Cost $16,562)			17,309

UNITED KINGDOM 0.2%

CORPORATE BONDS & NOTES 0.2%
Barclays Bank PLC
10.179% due 06/12/2021		$2,040	2,189
HBOS PLC
6.750% due 05/21/2018		7,500	6,409

Total United Kingdom (Cost $9,522)			8,598

UNITED STATES 3.2%

ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
0.595% due 04/25/2037		$581	225
5.726% due 10/25/2036		442	243
6.000% due 07/25/2047		266	180

			648

CORPORATE BONDS & NOTES 2.0%
American International Group, Inc.
0.305% due 04/03/2012	JPY	1,340,000	17,235
0.360% due 10/18/2011		$10,000	10,000
4.950% due 03/20/2012		500	503
5.000% due 06/26/2017	EUR	700	855
5.750% due 03/15/2067	GBP	1,300	1,308
5.850% due 01/16/2018		$900	895
6.250% due 05/01/2036		3,200	3,090
8.175% due 05/15/2068		15,400	13,648
8.250% due 08/15/2018		1,700	1,891
8.625% due 05/22/2038	GBP	200	262
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		$6,000	4,350
Citigroup Capital XXI
8.300% due 12/21/2077		8,960	8,803
Gerdau Holdings, Inc.
7.000% due 01/20/2020		21,750	22,511
Pemex Project Funding Master Trust
0.929% due 12/03/2012		1,200	1,200

			86,551

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 0.6%
Adjustable Rate Mortgage Trust
5.217% due 11/25/2035	$555	$388
Banc of America Funding Corp.
5.267% due 11/20/2035	481	339
5.888% due 04/25/2037	628	444
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.492% due 02/10/2051	2,220	2,331
Bear Stearns Adjustable Rate Mortgage Trust
4.629% due 01/25/2035	64	55
5.653% due 02/25/2036	352	209
Chase Mortgage Finance Corp.
2.517% due 03/25/2037	494	369
Citigroup Mortgage Loan Trust, Inc.
2.100% due 08/25/2035	1,251	1,127
2.547% due 07/25/2046	399	251
2.736% due 03/25/2034	99	87
Countrywide Alternative Loan Trust
0.405% due 01/25/2037	522	261
5.750% due 03/25/2037	491	335
6.250% due 11/25/2036 (a)	346	258
Countrywide Home Loan Mortgage Pass-Through Trust
4.729% due 02/25/2047	384	195
4.859% due 03/25/2037 (a)	362	159
5.379% due 04/20/2036	345	244
5.631% due 09/25/2047	232	157
Credit Suisse First Boston Mortgage Securities Corp.
2.439% due 06/25/2033	1,058	970
Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037	453	236
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	506	353
6.172% due 06/25/2036	722	429
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	321	330
5.040% due 10/25/2035	364	249
5.500% due 12/25/2035	683	495
5.869% due 10/25/2036	429	242
5.886% due 10/25/2036	429	242
6.300% due 07/25/2036 (a)	601	297
Harborview Mortgage Loan Trust
5.350% due 08/19/2036 (a)	204	136
Homebanc Mortgage Trust
5.696% due 04/25/2037	600	290
Indymac INDA Mortgage Loan Trust
5.589% due 08/25/2036	600	427
Indymac Index Mortgage Loan Trust
0.535% due 06/25/2037 (a)	294	90
5.110% due 10/25/2035	410	292
5.122% due 06/25/2036	512	424
JPMorgan Mortgage Trust
4.877% due 04/25/2035	254	228
5.304% due 08/25/2035	600	526
5.370% due 11/25/2035	429	387
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	630	668
Luminent Mortgage Trust
0.415% due 12/25/2036	293	154
MASTR Alternative Loans Trust
0.635% due 03/25/2036	209	56
Merrill Lynch Mortgage Investors, Inc.
0.445% due 02/25/2036	3,952	2,644

See Accompanying Notes	Semiannual Report	September 30, 2011	57

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Mortgage-Backed Securities Trust
5.334% due 04/25/2037	$441	$300
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	600	622
Morgan Stanley Capital
6.080% due 06/11/2049	400	426
Morgan Stanley Mortgage Loan Trust
2.277% due 06/25/2036	132	114
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	418	334
Residential Accredit Loans, Inc.
6.000% due 06/25/2036	102	62
Residential Asset Securitization Trust
0.635% due 01/25/2046 (a)	530	225
Sequoia Mortgage Trust
2.436% due 01/20/2047	212	147
Structured Adjustable Rate Mortgage Loan Trust
4.938% due 09/25/2036	600	304
5.120% due 05/25/2036	1,200	964
5.234% due 11/25/2035	386	244
6.000% due 10/25/2037 (a)	309	121
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	582	117
WaMu Mortgage Pass-Through Certificates
2.576% due 03/25/2034	340	319
2.665% due 12/25/2036	890	569
4.908% due 01/25/2037	410	290
5.186% due 04/25/2037	276	188
5.239% due 12/25/2036	263	181
5.502% due 05/25/2037	686	498
5.837% due 09/25/2036	446	323

		23,722

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 12/13/2019	100	114
Israel Government AID Bond
5.500% due 04/26/2024	100	128

		242

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Bonds
4.375% due 05/15/2041 (e)(g)(h)	15,100	19,571
U.S. Treasury Notes
1.875% due 09/30/2017 (e)	4,700	4,885

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.625% due 07/31/2014 (e)(f)(h)		$885	$940

			25,396

Total United States (Cost $133,029)			136,559

URUGUAY 1.8%

SOVEREIGN ISSUES 1.8%
Uruguay Government International Bond
5.000% due 09/14/2018	UYU	72,695	3,701
6.875% due 01/19/2016	EUR	6,500	9,401
6.875% due 09/28/2025		$8,000	9,440
7.625% due 03/21/2036		7,100	8,804
7.875% due 01/15/2033		6,000	7,566
8.000% due 11/18/2022		28,498	35,621
9.250% due 05/17/2017		3,540	4,514

Total Uruguay (Cost $73,155)			79,047

VENEZUELA 4.1%

CORPORATE BONDS & NOTES 1.4%
Corp. Andina de Fomento
8.125% due 06/04/2019		400	493
Petroleos de Venezuela S.A.
4.900% due 10/28/2014		23,450	16,210
5.000% due 10/28/2015		16,700	10,145
5.250% due 04/12/2017		15,200	8,702
5.375% due 04/12/2027		5,900	2,758
5.500% due 04/12/2037		2,800	1,274
8.500% due 11/02/2017		30,100	20,092

			59,674

SOVEREIGN ISSUES 2.7%
Venezuela Government International Bond
5.750% due 02/26/2016		1,600	1,148
6.000% due 12/09/2020		4,000	2,260
7.000% due 12/01/2018		5,000	3,188
7.000% due 03/31/2038		16,600	8,840
7.650% due 04/21/2025		20,025	11,414
7.750% due 10/13/2019		48,650	31,136
8.250% due 10/13/2024		39,450	23,473
9.000% due 05/07/2023		25,000	15,625
9.250% due 05/07/2028		23,975	14,864
12.750% due 08/23/2022		3,900	3,110

			115,058

Total Venezuela (Cost $189,128)			174,732

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIETNAM 0.1%

SOVEREIGN ISSUES 0.1%
Vietnam Government International Bond
4.000% due 03/12/2028	$5,000	$4,795

Total Vietnam (Cost $4,350)		4,795

VIRGIN ISLANDS (BRITISH) 0.4%

CORPORATE BONDS & NOTES 0.4%
Gerdau Trade, Inc.
5.750% due 01/30/2021	4,900	4,691
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	14,300	13,204

Total Virgin Islands (British) (Cost $19,062)		17,895

SHORT-TERM INSTRUMENTS 15.7%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/03/2011	5,301	5,301

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $5,410. Repurchase proceeds are $5,301.)

U.S. TREASURY BILLS 0.8%
0.018% due 10/20/2011 - 03/29/2012 (c)(f)(h)	31,319	31,313

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 14.8%
	63,411,965	634,944

Total Short-Term Instruments (Cost $671,765)		671,558

Total Investments 101.7% (Cost $4,276,616)		$4,357,679

Written Options (j) (0.2%) (Premiums $2,035)		(9,129)

Other Assets and Liabilities (Net) (1.5%)		(64,790)

Net Assets 100.0%		$4,283,760

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Non-income producing security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $44,213 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $12,095 at a weighted average interest rate of -0.185%. On September 30, 2011, securities valued at $2,226 were pledged as collateral for reverse repurchase agreements.

58	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

(g)	Securities with an aggregate market value of $4,738 and cash of $38 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2013	742	$1,900
90-Day Eurodollar March Futures	Long	03/2013	139	259
90-Day Eurodollar March Futures	Long	03/2014	139	443
U.S. Treasury 5-Year Note December Futures	Short	12/2011	226	(16)
U.S. Treasury 10-Year Note December Futures	Long	12/2011	2,101	1,640

				$4,226

(h)	Centrally cleared swap agreements outstanding on September 30, 2011:

Securities with an aggregate market value of $631 and cash of $18 have been pledged as collateral for centrally cleared swaps as of September 30, 2011.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.800%	08/26/2016	$71,200	$(2,075)	$205
Receive	3-Month USD-LIBOR	2.750%	12/21/2018	18,100	(1,187)	(208)
Pay	3-Month USD-LIBOR	3.250%	12/21/2021	37,700	3,816	536

					$554	$533

(i)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
America Movil S.A.B. de C.V.	DUB	1.000%	03/20/2012	0.916%	$	16,900	$14	$(42)	$56
Brazil Government International Bond	BOA	1.000%	06/20/2021	2.319%		300	(31)	(12)	(19)
Brazil Government International Bond	BOA	1.000%	09/20/2021	2.328%		28,000	(3,042)	(1,487)	(1,555)
Brazil Government International Bond	BPS	1.000%	12/20/2012	2.328%		9,100	15	12	3
Brazil Government International Bond	BRC	1.000%	12/20/2011	0.734%		15,000	15	28	(13)
Brazil Government International Bond	BRC	1.000%	09/20/2021	2.328%		28,000	(3,042)	(1,068)	(1,974)
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.880%		2,800	(104)	(14)	(90)
Brazil Government International Bond	CBK	1.000%	12/20/2012	1.880%		1,100	2	2	0
Brazil Government International Bond	DUB	1.000%	09/20/2013	1.308%		31,200	(177)	200	(377)
Brazil Government International Bond	GST	1.000%	12/20/2012	1.308%		3,900	7	6	1
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.931%		17,900	(737)	(144)	(593)
Brazil Government International Bond	HUS	1.000%	03/20/2021	2.309%		18,100	(1,866)	(846)	(1,020)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.786%		300	(8)	(4)	(4)
Brazil Government International Bond	JPM	1.000%	12/20/2019	2.249%		1,300	(114)	(48)	(66)
Brazil Government International Bond	JPM	1.000%	09/20/2021	2.328%		7,500	(814)	(334)	(480)
Brazil Government International Bond	RYL	1.000%	03/20/2012	0.734%		33,000	55	139	(84)
Brazil Government International Bond	UAG	1.030%	07/20/2017	2.081%		3,875	(209)	0	(209)
China Government International Bond	BRC	1.000%	09/20/2012	1.275%		4,400	(14)	23	(37)
China Government International Bond	BRC	1.000%	12/20/2012	1.275%		1,400	(4)	(4)	0
China Government International Bond	DUB	1.000%	12/20/2016	1.275%		2,200	(96)	(96)	0
China Government International Bond	JPM	1.000%	09/20/2012	1.275%		2,400	(5)	16	(21)
China Government International Bond	MYC	1.000%	12/20/2016	1.275%		17,000	(785)	(790)	5
China Government International Bond	RYL	1.000%	06/20/2016	1.918%		6,700	(269)	72	(341)
Codelco, Inc.	BRC	1.000%	12/20/2011	1.071%		4,200	1	7	(6)
Colombia Government International Bond	DUB	1.000%	09/20/2016	1.980%		10,000	(454)	(34)	(420)
Colombia Government International Bond	FBF	1.000%	09/20/2015	1.791%		6,500	(194)	(147)	(47)
Colombia Government International Bond	JPM	1.000%	09/20/2012	0.889%		2,300	3	9	(6)
Colombia Government International Bond	JPM	1.000%	09/20/2015	1.791%		27,600	(823)	(679)	(144)
Colombia Government International Bond	JPM	1.000%	09/20/2016	1.980%		5,000	(227)	(17)	(210)
Colombia Government International Bond	UAG	1.000%	09/20/2015	1.791%		8,000	(238)	(181)	(57)
Egypt Government International Bond	CBK	1.000%	03/20/2016	4.574%		1,000	(140)	(122)	(18)
Egypt Government International Bond	DUB	1.000%	06/20/2016	4.631%		1,000	(150)	(92)	(58)
Egypt Government International Bond	FBF	1.000%	06/20/2016	4.631%		10,000	(1,492)	(1,044)	(448)
Egypt Government International Bond	HUS	1.000%	06/20/2016	4.631%		2,100	(313)	(213)	(100)
Egypt Government International Bond	JPM	1.000%	03/20/2016	4.574%		500	(71)	(62)	(9)
Egypt Government International Bond	MYC	1.000%	03/20/2016	4.574%		1,150	(162)	(139)	(23)
Egypt Government International Bond	MYC	1.000%	06/20/2016	4.631%		3,000	(447)	(300)	(147)

See Accompanying Notes	Semiannual Report	September 30, 2011	59

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2014	0.952%	$	600	$2	$(15)	$17
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	1.152%		700	(4)	(5)	1
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	12/20/2014	0.952%		800	2	(20)	22
Emirate of Abu Dhabi Government International Bond	GST	1.000%	12/20/2014	0.952%		800	2	(26)	28
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	1.152%		1,200	(7)	(9)	2
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	03/20/2016	1.152%		5,200	(33)	(3)	(30)
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	12/20/2014	0.952%		300	0	(10)	10
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	1.152%		500	(3)	0	(3)
Export-Import Bank of China	BOA	1.000%	06/20/2016	2.994%		5,000	(420)	(93)	(327)
Export-Import Bank of China	BOA	1.000%	09/20/2016	3.033%		3,800	(340)	(108)	(232)
Export-Import Bank of China	MYC	1.000%	09/20/2016	3.033%		4,000	(358)	(110)	(248)
Export-Import Bank of China	UAG	1.000%	06/20/2016	2.994%		2,200	(185)	(43)	(142)
Gazprom Via Gazprom International S.A.	DUB	1.000%	12/202012	2.193%		3,300	(63)	(64)	1
Gazprom Via Gazprom International S.A.	MYC	1.000%	03/20/2012	2.193%		7,500	(40)	0	(40)
Gazprom Via Gazprom International S.A.	UAG	1.000%	12/20/2012	2.193%		6,000	(120)	(122)	2
Indonesia Government International Bond	BOA	1.000%	03/20/2016	2.852%		24,000	(1,811)	(497)	(1,314)
Indonesia Government International Bond	BPS	1.000%	03/20/2016	2.852%		13,700	(1,034)	(336)	(698)
Indonesia Government International Bond	BRC	1.000%	03/20/2016	2.852%		28,200	(2,129)	(638)	(1,491)
Indonesia Government International Bond	CBK	1.000%	03/20/2016	2.852%		40,100	(3,027)	(929)	(2,098)
Indonesia Government International Bond	CBK	2.290%	12/20/2016	3.018%		1,300	(43)	0	(43)
Indonesia Government International Bond	FBF	1.000%	06/20/2021	3.372%		4,000	(700)	(257)	(443)
Indonesia Government International Bond	GST	1.000%	09/20/2021	3.383%		5,000	(893)	(489)	(404)
Indonesia Government International Bond	JPM	1.000%	03/20/2015	2.568%		10,400	(530)	(434)	(96)
Indonesia Government International Bond	JPM	1.000%	03/20/2016	2.852%		24,000	(1,812)	(555)	(1,257)
Indonesia Government International Bond	MYC	1.000%	03/20/2016	2.852%		29,000	(2,189)	(676)	(1,513)
Indonesia Government International Bond	UAG	1.000%	06/20/2021	3.372%		1,300	(228)	(86)	(142)
Kazakhstan Government International Bond	JPM	1.000%	03/20/2016	3.171%		10,000	(892)	(289)	(603)
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.786%		13,000	(386)	(226)	(160)
Mexico Government International Bond	BRC	1.000%	03/20/2015	1.686%		3,400	(77)	(52)	(25)
Mexico Government International Bond	BRC	1.000%	09/20/2021	2.320%		10,748	(1,160)	(635)	(525)
Mexico Government International Bond	CBK	1.000%	12/20/2012	2.300%		300	1	1	0
Mexico Government International Bond	CBK	1.000%	03/20/2021	2.300%		1,100	(113)	(50)	(63)
Mexico Government International Bond	DUB	1.000%	09/20/2021	2.320%		4,000	(432)	(157)	(275)
Mexico Government International Bond	FBF	1.000%	09/20/2015	1.786%		14,000	(415)	(271)	(144)
Mexico Government International Bond	HUS	1.000%	03/20/2021	2.300%		8,000	(819)	(368)	(451)
Mexico Government International Bond	JPM	1.000%	09/20/2012	0.804%		2,400	5	9	(4)
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.804%		16,600	46	41	5
Mexico Government International Bond	MYC	1.000%	03/20/2015	1.686%		1,700	(39)	(25)	(14)
Mexico Government International Bond	RYL	1.000%	09/20/2015	1.786%		10,000	(296)	(193)	(103)
Mexico Government International Bond	UAG	1.000%	03/20/2015	1.686%		25,000	(568)	(298)	(270)
Mexico Government International Bond	UAG	1.000%	09/20/2015	1.786%		1,000	(30)	(15)	(15)
Panama Government International Bond	JPM	1.000%	09/20/2012	0.846%		2,300	4	7	(3)
Penerbangan Malaysia A/S	JPM	1.000%	09/20/2012	1.262%		2,500	(5)	14	(19)
Penerbangan Malaysia A/S	MYC	1.000%	09/20/2012	1.262%		4,700	(10)	29	(39)
Peru Government International Bond	BRC	1.000%	09/20/2015	1.817%		5,000	(154)	(56)	(98)
Peru Government International Bond	HUS	1.000%	06/20/2016	1.953%		5,700	(240)	(151)	(89)
Peru Government International Bond	MYC	1.220%	10/20/2011	0.728%		6,350	37	0	37
Peru Government International Bond	MYC	1.960%	10/20/2016	2.012%		3,000	20	0	20
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.136%		3,400	(3)	(31)	28
Petrobras International Finance Co.	HUS	1.000%	09/20/2015	2.016%		17,500	(667)	(605)	(62)
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	2.016%		3,000	(115)	(86)	(29)
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	1.136%		4,100	(4)	(26)	22
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	2.016%		400	(15)	(14)	(1)
Philippines Government International Bond	BOA	1.000%	03/20/2015	2.210%		7,000	(278)	(201)	(77)
Philippines Government International Bond	BOA	1.000%	03/20/2016	2.477%		13,000	(795)	(219)	(576)
Philippines Government International Bond	BOA	1.000%	09/20/2021	3.029%		10,000	(1,576)	(662)	(914)
Philippines Government International Bond	BPS	1.000%	09/20/2015	2.347%		10,500	(527)	(224)	(303)
Philippines Government International Bond	BPS	1.000%	03/20/2016	2.477%		10,000	(612)	(164)	(448)
Philippines Government International Bond	BRC	1.000%	03/20/2015	2.210%		20,000	(794)	(576)	(218)
Philippines Government International Bond	BRC	1.000%	03/20/2016	2.477%		10,000	(612)	(159)	(453)
Philippines Government International Bond	CBK	2.730%	03/20/2018	2.804%		9,800	(32)	0	(32)
Philippines Government International Bond	DUB	1.000%	03/20/2015	2.210%		10,000	(397)	(301)	(96)
Philippines Government International Bond	DUB	1.000%	09/20/2015	2.347%		17,000	(853)	(417)	(436)
Philippines Government International Bond	DUB	1.000%	03/20/2016	2.477%		5,000	(306)	(63)	(243)
Philippines Government International Bond	FBF	1.000%	09/20/2021	3.029%		5,000	(789)	(324)	(465)
Philippines Government International Bond	GST	1.000%	09/20/2015	2.347%		15,000	(752)	(382)	(370)

60	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Philippines Government International Bond	HUS	1.000%	09/20/2015	2.347%	$	7,800	$(391)	$(168)	$(223)
Philippines Government International Bond	HUS	1.000%	12/20/2015	2.402%		1,100	(60)	(21)	(39)
Philippines Government International Bond	JPM	1.000%	03/20/2015	2.210%		20,000	(795)	(612)	(183)
Philippines Government International Bond	JPM	1.000%	09/20/2015	2.347%		15,000	(752)	(375)	(377)
Philippines Government International Bond	JPM	1.000%	03/20/2016	2.477%		10,000	(612)	(159)	(453)
Philippines Government International Bond	JPM	1.000%	09/20/2021	3.029%		15,000	(2,365)	(971)	(1,394)
Philippines Government International Bond	MYC	2.440%	09/20/2017	2.754%		6,200	(98)	0	(98)
Philippines Government International Bond	UAG	1.000%	03/20/2015	2.210%		28,000	(1,112)	(859)	(253)
Qatar Government International Bond	BOA	1.000%	03/20/2016	1.123%		5,500	(27)	0	(27)
Qatar Government International Bond	DUB	1.000%	03/20/2016	1.123%		300	(2)	(3)	1
Qatar Government International Bond	JPM	1.000%	03/20/2016	1.123%		300	(1)	(2)	1
Qatar Government International Bond	UAG	1.000%	12/20/2014	0.915%		2,000	6	(28)	34
Russia Government International Bond	FBF	1.000%	12/20/2012	2.036%		1,500	(15)	(16)	1
Russia Government International Bond	HUS	1.000%	12/20/2012	2.036%		4,400	(44)	(45)	1
Russia Government International Bond	MYC	1.000%	12/20/2012	2.036%		1,900	(19)	(20)	1
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	FBF	1.870%	10/20/2012	2.709%		6,900	(1)	0	(1)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	GST	1.380%	10/20/2011	2.353%		5,000	29	0	29
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	GST	1.000%	09/20/2012	2.642%		30,000	(467)	(269)	(198)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MYC	2.000%	10/20/2012	2.709%		13,000	23	0	23
South Africa Government International Bond	DUB	1.000%	06/20/2016	2.036%		400	(18)	(4)	(14)
South Korea Government Bond	DUB	1.000%	12/20/2012	2.036%		9,000	(42)	(45)	3
South Korea Government Bond	DUB	1.000%	12/20/2012	2.036%		7,900	(41)	(43)	2
South Korea Government Bond	RYL	1.000%	12/20/2015	2.017%		1,000	(40)	1	(41)
Turkey Government International Bond	CBK	1.000%	12/20/2020	3.194%		25,000	(4,033)	(936)	(3,097)
Turkey Government International Bond	DUB	1.000%	06/20/2021	3.213%		1,200	(203)	(114)	(89)
Turkey Government International Bond	FBF	1.000%	12/20/2020	3.194%		25,000	(4,032)	(915)	(3,117)
Turkey Government International Bond	UAG	1.000%	03/20/2015	2.588%		18,500	(962)	(623)	(339)
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	03/20/2016	5.750%		3,200	(80)	(130)	50
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.310%		12,000	17	0	17

							$(62,666)	$(26,426)	$(36,240)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015	$	4,600	$256	$474	$(218)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		14,000	780	1,442	(662)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		17,300	964	2,180	(1,216)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015		13,600	832	1,775	(943)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015		1,000	62	144	(82)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015		4,000	245	520	(275)
CDX.EM-15 5-Year Index	CBK	5.000%	06/20/2016		35,400	2,180	2,867	(687)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016		30,000	1,847	2,760	(913)
CDX.EM-15 5-Year Index	MYC	5.000%	06/20/2016		6,800	418	887	(469)
CDX.EM-15 5-Year Index	UAG	5.000%	06/20/2016		15,900	979	1,463	(484)
CDX.EM-16 5-Year Index	BRC	5.000%	12/20/2016		81,500	5,004	4,821	183
CDX.EM-16 5-Year Index	DUB	5.000%	12/20/2016		30,000	1,794	1,740	54

						$15,361	$21,073	$(5,712)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2011	61

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.510%	01/02/2013	HUS	BRL	162,800	$1,057	$137	$920
Pay	1-Year BRL-CDI	11.830%	01/02/2013	UAG		233,400	1,868	661	1,207
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		127,000	1,987	(48)	2,035
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		12,400	199	0	199
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GLM		166,400	2,709	36	2,673
Pay	1-Year BRL-CDI	12.500%	01/02/2013	MYC		482,200	5,895	286	5,609
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		250,000	3,562	(78)	3,640
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS		698,700	9,863	(559)	10,422
Pay	3-Month USD-LIBOR	2.250%	12/21/2016	CBK	$	27,300	1,203	213	990
Pay	3-Month USD-LIBOR	2.250%	12/21/2016	HUS		210,000	9,255	1,084	8,171
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CBK		52,000	(7,220)	(299)	(6,921)
Receive	3-Month USD-LIBOR	3.000%	08/26/2021	FBF		5,800	(502)	(32)	(470)
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HUS	MXN	65,400	305	(5)	310
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BRC		157,200	738	0	738
Pay	28-Day MXN TIIE	5.600%	09/06/2016	BRC		539,000	(306)	593	(899)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	HUS		409,185	(232)	41	(273)
Pay	28-Day MXN TIIE	7.780%	04/09/2019	DUB		8,700	52	6	46
Pay	28-Day MXN TIIE	6.650%	06/02/2021	MYC		224,150	(171)	145	(316)

							$30,262	$2,181	$28,081

(j)	Written options outstanding on September 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar March Futures	$99.000	03/19/2012	325	$266	$(70)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.750%	11/14/2011	$	32,300	$93	$(724)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	2.750%	11/14/2011		32,300	162	0
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		82,200	450	(6,782)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011		18,200	206	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011		64,000	324	0
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.000%	11/14/2011		18,900	156	(1,517)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.750%	11/14/2011		18,900	261	0

								$1,652	$(9,023)

Inflation-Floor Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$9,100	$117	$(36)

Transactions in written call and put options for the period ended September 30, 2011:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2011	325	$9,100	$383
Sales	1,886	945,400	4,366
Closing Buys	(1,648)	(544,700)	(2,064)
Expirations	0	0	0
Exercised	(238)	(133,900)	(650)

Balance at 09/30/2011	325	$275,900	$2,035

62	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

(k)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	91,614	11/2011	BRC	$7,072	$0	$7,072
Sell		1,380	11/2011	CBK	124	0	124
Sell		2,867	11/2011	DUB	249	0	249
Sell		17,328	11/2011	HUS	1,103	0	1,103
Sell		2,782	11/2011	JPM	206	0	206
Buy	CNY	76,630	11/2011	CBK	0	(59)	(59)
Buy		66,700	02/2012	CBK	73	0	73
Buy		43,000	02/2012	DUB	79	0	79
Buy		122,138	02/2012	JPM	323	0	323
Buy		37,798	02/2013	CBK	0	(71)	(71)
Buy		60,000	02/2013	HUS	0	(120)	(120)
Buy		13,637	02/2013	JPM	0	(28)	(28)
Buy		47,000	08/2013	DUB	0	(195)	(195)
Buy		33,000	08/2013	RYL	0	(115)	(115)
Buy		36,000	08/2013	UAG	0	(138)	(138)
Sell	COP	20,987,828	02/2012	DUB	871	0	871
Sell		11,037,990	02/2012	UAG	462	0	462
Sell	EUR	118,208	10/2011	BRC	7,710	0	7,710
Buy		1,015	10/2011	CBK	0	(34)	(34)
Sell		8,168	10/2011	CBK	678	0	678
Sell		3,571	10/2011	FBL	202	0	202
Sell		11,596	10/2011	MSC	625	0	625
Sell		17,224	10/2011	RYL	1,309	0	1,309
Sell	GBP	1,923	12/2011	CBK	83	0	83
Sell	HUF	104,406	10/2011	BRC	28	0	28
Sell		2,079,893	10/2011	HUS	525	0	525
Sell		569,455	10/2011	MSC	146	0	146
Buy	INR	807,646	07/2012	UAG	0	(1,556)	(1,556)
Sell	JPY	1,280,520	10/2011	CBK	0	(670)	(670)
Sell	KRW	2,072,698	11/2011	DUB	148	0	148
Sell		5,919,963	11/2011	HUS	376	0	376
Sell		8,063,859	11/2011	MSC	519	0	519
Buy		40,566,146	02/2012	UAG	0	(4,133)	(4,133)
Sell	MXN	141,175	11/2011	BRC	1,521	0	1,521
Sell		1,547	11/2011	CBK	17	0	17
Buy		6,505	11/2011	DUB	0	(83)	(83)
Sell		49,654	11/2011	DUB	263	0	263
Buy		472,257	11/2011	HUS	0	(5,492)	(5,492)
Sell		258,298	11/2011	HUS	2,440	0	2,440
Sell		162	11/2011	MSC	1	0	1
Sell		113,855	11/2011	UAG	627	0	627
Buy	MYR	52,618	04/2012	UAG	0	(1,098)	(1,098)
Sell	PHP	337,086	11/2011	CBK	81	0	81
Sell		62,685	11/2011	DUB	24	0	24
Sell		388,316	11/2011	JPM	108	0	108
Buy		183,300	03/2012	CBK	0	(70)	(70)
Buy		596,375	03/2012	JPM	0	(212)	(212)
Buy	PLN	91,717	11/2011	JPM	0	(5,280)	(5,280)
Buy	SGD	600	12/2011	RYL	0	(38)	(38)
Buy		2,268	12/2011	UAG	0	(148)	(148)
Buy	TRY	9,277	10/2011	HUS	0	(545)	(545)
Sell		9,277	10/2011	JPM	31	0	31
Buy		9,277	01/2012	JPM	0	(32)	(32)
Sell	ZAR	74,777	10/2011	GST	1,745	0	1,745
Sell		267,056	10/2011	HUS	5,351	0	5,351
Sell		52,922	10/2011	JPM	969	0	969
Sell		63,114	10/2011	MSC	1,362	0	1,362
Buy		2,500	01/2012	BRC	5	0	5

					$37,456	$(20,117)	$17,339

See Accompanying Notes	Semiannual Report	September 30, 2011	63

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Bahrain
Sovereign Issues	$0	$15,757	$0	$15,757
Barbados
Corporate Bonds & Notes	0	15,840	0	15,840
Bermuda
Corporate Bonds & Notes	0	39,367	0	39,367
Brazil
Corporate Bonds & Notes	0	273,902	0	273,902
Sovereign Issues	0	148,824	0	148,824
Canada
Corporate Bonds & Notes	0	1,463	0	1,463
Cayman Islands
Corporate Bonds & Notes	0	59,260	8,564	67,824
Chile
Corporate Bonds & Notes	0	67,258	0	67,258
Sovereign Issues	0	105	0	105
Colombia
Corporate Bonds & Notes	0	34,810	0	34,810
Sovereign Issues	0	119,620	0	119,620
Czech Republic
Corporate Bonds & Notes	0	2,458	0	2,458
Egypt
Bank Loan Obligations	0	12,952	0	12,952
El Salvador
Corporate Bonds & Notes	0	10,106	0	10,106
Gabon
Sovereign Issues	0	2,420	0	2,420
Guatemala
Sovereign Issues	0	5,289	0	5,289
Hong Kong
Corporate Bonds & Notes	0	866	0	866
India
Corporate Bonds & Notes	0	56,751	0	56,751
Indonesia
Bank Loan Obligations	0	3,829	0	3,829
Corporate Bonds & Notes	0	67,720	0	67,720
Sovereign Issues	0	220,827	0	220,827
Ireland
Corporate Bonds & Notes	0	41,855	0	41,855
Israel
Corporate Bonds & Notes	0	6,079	0	6,079
Kazakhstan
Corporate Bonds & Notes	0	109,869	0	109,869
Luxembourg
Corporate Bonds & Notes	0	11,189	0	11,189
Malaysia
Corporate Bonds & Notes	0	24,677	0	24,677
Mexico
Bank Loan Obligations	0	0	17,306	17,306
Common Stocks	0	0	125	125
Corporate Bonds & Notes	0	262,916	463	263,379
Sovereign Issues	0	131,661	0	131,661
Netherlands
Corporate Bonds & Notes	0	37,158	0	37,158
Panama
Corporate Bonds & Notes	0	9,751	0	9,751
Sovereign Issues	0	99,799	0	99,799
Peru
Corporate Bonds & Notes	0	8,518	0	8,518
Sovereign Issues	0	138,689	0	138,689
Philippines
Sovereign Issues	0	59,730	0	59,730
Poland
Sovereign Issues	0	24,464	0	24,464
Qatar
Corporate Bonds & Notes	0	55,013	0	55,013

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Sovereign Issues	$0	$3,692	$0	$3,692
Romania
Corporate Bonds & Notes	0	899	0	899
Russia
Corporate Bonds & Notes	0	364,172	0	364,172
Sovereign Issues	0	260,101	0	260,101
Singapore
Corporate Bonds & Notes	0	1,344	0	1,344
South Africa
Corporate Bonds & Notes	0	7,334	0	7,334
Sovereign Issues	0	101,420	0	101,420
South Korea
Corporate Bonds & Notes	0	33,483	0	33,483
Sovereign Issues	0	36,866	0	36,866
Sri Lanka
Sovereign Issues	0	7,711	0	7,711
Trinidad and Tobago
Corporate Bonds & Notes	0	20,027	0	20,027
Tunisia
Sovereign Issues	0	10,969	0	10,969
Turkey
Corporate Bonds & Notes	0	14,924	0	14,924
Sovereign Issues	0	176,994	0	176,994
United Arab Emirates
Corporate Bonds & Notes	0	17,309	0	17,309
United Kingdom
Corporate Bonds & Notes	0	8,598	0	8,598
United States
Asset-Backed Securities	0	648	0	648
Corporate Bonds & Notes	0	86,551	0	86,551
Mortgage-Backed Securities	0	23,722	0	23,722
U.S. Government Agencies	0	242	0	242
U.S. Treasury Obligations	0	25,396	0	25,396
Uruguay
Sovereign Issues	0	79,047	0	79,047
Venezuela
Corporate Bonds & Notes	0	59,674	0	59,674
Sovereign Issues	0	115,058	0	115,058
Vietnam
Sovereign Issues	0	4,795	0	4,795
Virgin Islands (British)
Corporate Bonds & Notes	0	17,895	0	17,895
Short-Term Instruments
Repurchase Agreements	0	5,301	0	5,301
U.S. Treasury Bills	0	31,313	0	31,313
PIMCO Short-Term Floating NAV Portfolio	634,944	0	0	634,944
	$634,944	$3,696,277	$26,458	$4,357,679

Financial Derivative Instruments (7) - Assets
Credit Contracts	74	536	50	660
Foreign Exchange Contracts	0	37,456	0	37,456
Interest Rate Contracts	4,242	37,655	46	41,943
	$4,316	$75,647	$96	$80,059

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(42,612)	0	(42,612)
Foreign Exchange Contracts	0	(20,117)	0	(20,117)
Interest Rate Contracts	(16)	(18,180)	(36)	(18,232)
	$(16)	$(80,908)	$(36)	$(80,961)

Totals	$639,244	$3,691,016	$26,518	$4,356,777

64	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (9)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$11,599	$0	$(755)	$213	$153	$172	$0	$(2,818)	$8,564	$208
Mexico
Bank Loan Obligations	11,508	5,894	0	2	0	(98)	0	0	17,306	(98)
Common Stocks	0	502	0	0	0	(377)	0	0	125	(377)
Corporate Bonds & Notes	0	1,295	0	(13)	0	(819)	0	0	463	(819)

	$23,107	$7,691	$(755)	$202	$153	$(1,122)	$0	$(2,818)	$26,458	$(1,086)

Financial Derivative Instruments (7) - Assets
Credit Contracts	13	0	0	0	0	37	0	0	50	37
Interest Rate Contracts	0	0	0	0	0	0	46	0	46	0

	$13	$0	$0	$0	$0	$37	$46	$0	$96	$37

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(56)	$0	$0	$0	$0	$20	$0	$0	$(36)	$20

Totals	$23,064	$7,691	$(755)	$202	$153	$(1,065)	$46	$(2,818)	$26,518	$(1,029)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(m)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$327	$327
Unrealized appreciation on foreign currency contracts	0	0	0	37,456	0	37,456
Unrealized appreciation on OTC swap agreements	0	660	0	0	36,960	37,620

	$0	$660	$0	$37,456	$37,287	$75,403

Liabilities:
Written options outstanding	$0	$0	$0	$0	$9,129	$9,129
Unrealized depreciation on foreign currency contracts	0	0	0	20,117	0	20,117
Unrealized depreciation on OTC swap agreements	0	42,612	0	0	8,879	51,491

	$0	$42,612	$0	$20,117	$18,008	$80,737

See Accompanying Notes	Semiannual Report	September 30, 2011	65

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

September 30, 2011 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$0	$0	$0	$988	$988
Net realized gain on futures contracts, written options and swaps	0	1,055	0	0	12,121	13,176
Net realized (loss) on foreign currency transactions	0	0	0	(861)	0	(861)

	$0	$1,055	$0	$(861)	$13,109	$13,303

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$0	$(51,958)	$0	$0	$17,765	$(34,193)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	21,167	0	21,167

	$0	$(51,958)	$0	$21,167	$17,765	$(13,026)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $4,226 and centrally cleared swaps cumulative appreciation/(depreciation) of $533 as reported in the Notes to Schedule of Investments.

(n)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(7,874)	$6,661	$(1,213)
BPS	(171)	(310)	(481)
BRC	13,802	(11,530)	2,272
CBK	(11,208)	10,334	(874)
DUB	1,759	(2,370)	(611)
FBF	(8,606)	8,342	(264)
FBL	202	0	202
GLM	2,709	(2,870)	(161)
GST	(329)	280	(49)
HUS	19,721	(20,390)	(669)
JPM	(13,769)	12,090	(1,679)
MEI	0	(10)	(10)
MSC	2,653	(3,225)	(572)
MYC	45	(3,420)	(3,375)
RYL	(911)	1,090	179
UAG	(6,786)	5,419	(1,367)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

66	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund

September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRIA 0.2%

CORPORATE BONDS & NOTES 0.2%
Sappi Papier Holding GmbH
6.625% due 04/15/2021		$950	$812

Total Austria (Cost $952)			812

BARBADOS 1.6%

CORPORATE BONDS & NOTES 1.6%
Columbus International, Inc.
11.500% due 11/20/2014		$5,300	5,247

Total Barbados (Cost $5,797)			5,247

BERMUDA 4.1%

CORPORATE BONDS & NOTES 4.1%
Digicel Ltd.
8.250% due 09/01/2017		$6,045	5,743
FPMH Finance Ltd.
7.375% due 07/24/2017		1,675	1,821
Noble Group Ltd.
6.625% due 08/05/2020		1,000	885
Qtel International Finance Ltd.
3.375% due 10/14/2016		100	101
4.750% due 02/16/2021		400	401
7.875% due 06/10/2019		3,950	4,829

Total Bermuda (Cost $14,351)			13,780

BRAZIL 16.6%

CORPORATE BONDS & NOTES 16.6%
Banco do Brasil S.A.
8.500% due 10/29/2049		$3,725	4,181
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		750	746
Banco Santander Brasil S.A.
4.250% due 01/14/2016		300	284
4.500% due 04/06/2015		200	194
Banco Votorantim S.A.
5.250% due 02/11/2016		2,400	2,394
7.375% due 01/21/2020		3,780	3,912
BR Malls International Finance Ltd.
8.500% due 01/29/2049		1,400	1,442
BR Properties S.A.
9.000% due 10/29/2049		4,400	4,356
Braskem Finance Ltd.
5.750% due 04/15/2021		900	830
7.000% due 05/07/2020		1,600	1,640
CCL Finance Ltd.
9.500% due 08/15/2014		3,150	3,544
Cia de Saneamento Basico do Estado de Sao Paulo
6.250% due 12/16/2020		1,000	1,005
Cia Energetica de Sao Paulo
9.750% due 01/15/2015 (b)	BRL	2,311	1,733
CSN Islands VIII Corp.
9.750% due 12/16/2013		$2,500	2,763
CSN Islands XI Corp.
6.875% due 09/21/2019		1,800	1,913
CSN Resources S.A.
6.500% due 07/21/2020		1,700	1,789
Embraer Overseas Ltd.
6.375% due 01/15/2020		1,400	1,533
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		3,600	3,258
7.500% due 05/04/2020		1,556	1,478

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$1,500	$1,583
Hypermarcas S.A.
6.500% due 04/20/2021		2,200	2,024
JBS Finance II Ltd.
8.250% due 01/29/2018		2,000	1,670
Marfrig Overseas Ltd.
9.500% due 05/04/2020		3,800	2,470
Minerva Overseas II Ltd.
10.875% due 11/15/2019		600	480
Odebrecht Finance Ltd.
7.000% due 04/21/2020		600	632
OGX Petroleo e Gas Participacoes S.A.
8.500% due 06/01/2018		900	814
Petrobras International Finance Co.
6.875% due 01/20/2040		2,500	2,662
8.375% due 12/10/2018		200	238
Telemar Norte Leste S.A.
5.500% due 10/23/2020		2,024	1,943
Vale Overseas Ltd.
6.875% due 11/10/2039		2,700	2,930

Total Brazil (Cost $59,613)			56,441

CANADA 0.7%

CORPORATE BONDS & NOTES 0.7%
Harvest Operations Corp.
6.875% due 10/01/2017		$500	502
Novelis, Inc.
8.750% due 12/15/2020		1,125	1,108
Sino-Forest Corp.
10.250% due 07/28/2014		2,841	739

Total Canada (Cost $4,891)			2,349

CAYMAN ISLANDS 7.5%

CORPORATE BONDS & NOTES 7.5%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$5,700	5,700
Agile Property Holdings Ltd.
10.000% due 11/14/2016		525	415
DP World Sukuk Ltd.
6.250% due 07/02/2017		4,410	4,421
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019		1,730	2,067
Interoceanica Finance Ltd.
0.000% due 11/30/2018		594	483
Interoceanica IV Finance Ltd.
0.000% due 11/30/2018		1,572	1,277
0.000% due 11/30/2025		89	49
IPIC GMTN Ltd.
5.875% due 03/14/2021	EUR	1,750	2,374
Longfor Properties Co. Ltd.
9.500% due 04/07/2016		$865	675
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		2,600	2,600
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		3,088	2,533
QNB Finance Ltd.
3.125% due 11/16/2015		2,870	2,877

Total Cayman Islands (Cost $26,100)			25,471

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CHILE 1.3%

CORPORATE BONDS & NOTES 1.3%
Colbun S.A.
6.000% due 01/21/2020	$2,800	$2,876
E.CL S.A.
5.625% due 01/15/2021	1,500	1,576

Total Chile (Cost $4,365)		4,452

CHINA 0.8%

CORPORATE BONDS & NOTES 0.8%
CITIC Resources Finance Ltd.
6.750% due 05/15/2014	$200	180
Parkson Retail Group Ltd.
7.875% due 11/14/2011	2,600	2,607

Total China (Cost $2,813)		2,787

COLOMBIA 3.8%

CORPORATE BONDS & NOTES 3.8%
BanColombia S.A.
5.950% due 06/03/2021	$4,550	4,448
Ecopetrol S.A.
7.625% due 07/23/2019	2,635	3,096
TGI International Ltd.
9.500% due 10/03/2017	5,055	5,459

Total Colombia (Cost $13,039)		13,003

DOMINICAN REPUBLIC 1.0%

CORPORATE BONDS & NOTES 1.0%
EGE Haina Finance Co.
9.500% due 04/26/2017	$3,500	3,552

Total Dominican Republic (Cost $3,613)		3,552

EGYPT 0.7%

BANK LOAN OBLIGATIONS 0.1%
Petroleum Export Ltd.
3.351% due 12/07/2012	$377	376

CORPORATE BONDS & NOTES 0.6%
Nile Finance Ltd.
5.250% due 08/05/2015	1,800	1,836

Total Egypt (Cost $2,191)		2,212

EL SALVADOR 1.0%

CORPORATE BONDS & NOTES 1.0%
AES El Salvador Trust
6.750% due 02/01/2016	$3,450	3,398

Total El Salvador (Cost $3,246)		3,398

GERMANY 0.7%

CORPORATE BONDS & NOTES 0.7%
Rearden G Holdings EINS GmbH
7.875% due 03/30/2020	$2,500	2,450

Total Germany (Cost $2,736)		2,450

HONG KONG 0.1%

CORPORATE BONDS & NOTES 0.1%
China Resources Power Holdings Co. Ltd.
3.750% due 08/03/2015	$200	193

Total Hong Kong (Cost $197)		193

See Accompanying Notes	Semiannual Report	September 30, 2011	67

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIA 1.5%

CORPORATE BONDS & NOTES 1.5%
Bank of Baroda
5.000% due 08/24/2016	$600	$588
Bank of India
4.750% due 09/30/2015	1,000	987
ICICI Bank Ltd.
4.750% due 11/25/2016	2,600	2,500
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	500	513
Rural Electrification Corp. Ltd.
4.250% due 01/25/2016	100	99
Tata Power Co. Ltd.
8.500% due 08/19/2017	550	553

Total India (Cost $5,444)		5,240

INDONESIA 3.9%

CORPORATE BONDS & NOTES 3.9%
Adaro Indonesia PT
7.625% due 10/22/2019	$1,175	1,163
Indo Integrated Energy II BV
9.750% due 11/05/2016	2,170	2,127
Indosat Palapa Co. BV
7.375% due 07/29/2020	800	800
Listrindo Capital BV
9.250% due 01/29/2015	3,850	3,781
Majapahit Holding BV
8.000% due 08/07/2019	2,100	2,373
Sigma Capital Pte. Ltd.
9.000% due 04/30/2015	3,220	2,935

Total Indonesia (Cost $14,711)		13,179

IRELAND 2.4%

CORPORATE BONDS & NOTES 2.4%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	$1,975	1,989
Novatek Finance Ltd.
5.326% due 02/03/2016	3,300	3,259
RZD Capital Ltd.
5.739% due 04/03/2017	2,500	2,496
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021	350	294

Total Ireland (Cost $8,331)		8,038

ISRAEL 3.1%

CORPORATE BONDS & NOTES 3.1%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$8,950	9,545
9.375% due 01/28/2020	700	829

Total Israel (Cost $10,727)		10,374

KAZAKHSTAN 1.1%

CORPORATE BONDS & NOTES 1.1%
KazMunayGas National Co.
7.000% due 05/05/2020	$1,200	1,204
8.375% due 07/02/2013	2,200	2,310
11.750% due 01/23/2015	100	115

Total Kazakhstan (Cost $3,690)		3,629

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LUXEMBOURG 2.3%

CORPORATE BONDS & NOTES 2.3%
Evraz Group S.A.
9.500% due 04/24/2018		$1,350	$1,323
Fiat Industrial Finance Europe S.A.
5.250% due 03/11/2015	EUR	1,150	1,375
Intelsat Jackson Holdings S.A.
8.500% due 11/01/2019		$500	490
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		4,645	3,960
Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016		250	240
Wind Acquisition Finance S.A.
11.750% due 07/15/2017		400	342

Total Luxembourg (Cost $9,082)			7,730

MEXICO 4.7%

BANK LOAN OBLIGATIONS 0.4%
Desarrolladora Homex S.A.B. de C.V.
3.737% due 04/27/2012		$600	599
Urbi Desarrollos Urbanos S.A.B. de C.V.
3.350% due 12/16/2011		800	788

			1,387

CORPORATE BONDS & NOTES 4.3%
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		325	327
BBVA Bancomer S.A.
4.500% due 03/10/2016		150	141
6.500% due 03/10/2021		5,400	5,035
Cemex S.A.B. de C.V.
5.369% due 09/30/2015		1,200	732
9.000% due 01/11/2018		2,400	1,650
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		1,710	1,727
9.250% due 06/30/2020		700	630
Credito Real S.A. de C.V.
10.250% due 04/14/2015		2,000	2,020
Empresas ICA S.A.B. de C.V.
8.900% due 02/04/2021		1,600	1,424
Sigma Alimentos S.A. de C.V.
6.875% due 12/16/2019		900	936

			14,622

Total Mexico (Cost $18,207)			16,009

NETHERLANDS 0.3%

CORPORATE BONDS & NOTES 0.3%
Listrindo Capital BV
9.250% due 01/29/2015		$1,000	982

Total Netherlands (Cost $1,096)			982

PANAMA 0.2%

CORPORATE BONDS & NOTES 0.2%
AES El Salvador Trust
6.750% due 02/01/2016		$700	690

Total Panama (Cost $665)			690

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PERU 1.7%

CORPORATE BONDS & NOTES 1.7%
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020	$1,685	$1,577
Banco de Credito del Peru
4.750% due 03/16/2016	4,450	4,339

Total Peru (Cost $6,006)		5,916

PHILIPPINES 0.3%

CORPORATE BONDS & NOTES 0.3%
Energy Development Corp.
6.500% due 01/20/2021	$1,200	1,159

Total Philippines (Cost $1,211)		1,159

ROMANIA 0.9%

CORPORATE BONDS & NOTES 0.9%
TMK OAO Via TMK Capital S.A.
7.750% due 01/27/2018	$3,225	2,900

Total Romania (Cost $3,365)		2,900

RUSSIA 16.7%

CORPORATE BONDS & NOTES 16.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	$100	101
8.700% due 08/07/2018	875	1,016
ALROSA Finance S.A.
7.750% due 11/03/2020	200	191
8.875% due 11/17/2014	6,265	6,484
Evraz Group S.A.
8.250% due 11/10/2015	1,700	1,641
Gazprom OAO Via Gaz Capital S.A.
8.625% due 04/28/2034	150	174
9.250% due 04/23/2019	9,225	10,793
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	1,363	1,435
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014	500	558
Lukoil International Finance BV
6.125% due 11/09/2020	3,750	3,525
6.356% due 06/07/2017	300	303
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014	4,770	4,877
9.000% due 06/11/2014	325	347
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017	4,900	4,728
SCF Capital Ltd.
5.375% due 10/27/2017	2,800	2,548
TNK-BP Finance S.A.
7.875% due 03/13/2018	5,640	5,922
Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016	1,600	1,536
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018	2,500	2,438
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017	1,525	1,460
6.902% due 07/09/2020	2,750	2,709
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018	3,920	3,979

Total Russia (Cost $60,101)		56,765

68	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SINGAPORE 0.7%

CORPORATE BONDS & NOTES 0.7%
STATS ChipPAC Ltd.
5.375% due 03/31/2016		$1,200	$1,056
7.500% due 08/12/2015		1,300	1,254

Total Singapore (Cost $2,589)			2,310

SOUTH AFRICA 0.5%

CORPORATE BONDS & NOTES 0.5%
FirstRand Bank Ltd.
4.375% due 06/09/2016		$1,850	1,822

Total South Africa (Cost $1,866)			1,822

SOUTH KOREA 0.4%

CORPORATE BONDS & NOTES 0.4%
Hyundai Capital Services, Inc.
6.000% due 05/05/2015		$650	701
Hyundai Steel Co.
4.625% due 04/21/2016		475	476

Total South Korea (Cost $1,219)			1,177

SWEDEN 0.5%

CORPORATE BONDS & NOTES 0.5%
Cyfrowy Polsat Finance AB
7.125% due 05/20/2018	EUR	1,450	1,753

Total Sweden (Cost $2,089)			1,753

TURKEY 0.3%

CORPORATE BONDS & NOTES 0.3%
Turkiye Garanti Bankasi A/S
2.751% due 04/20/2016		$1,230	1,119

Total Turkey (Cost $1,230)			1,119

UNITED ARAB EMIRATES 1.5%

CORPORATE BONDS & NOTES 1.5%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$1,414	1,522
DP World Ltd.
6.850% due 07/02/2037		3,990	3,651

Total United Arab Emirates (Cost $5,315)			5,173

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 4.0%

BANK LOAN OBLIGATIONS 0.7%
Chrysler Group LLC
6.000% due 05/24/2017	$1,396	$1,230
First Data Corp.
2.985% due 09/24/2014	1,064	934

		2,164

CORPORATE BONDS & NOTES 2.8%
American Airlines Pass-Through Trust
7.000% due 01/31/2018	199	163
CIT Group, Inc.
7.000% due 05/01/2016	1,400	1,359
Del Monte Foods Co.
7.625% due 02/15/2019	600	510
Gerdau Holdings, Inc.
7.000% due 01/20/2020	2,650	2,743
Hyundai Capital America
3.750% due 04/06/2016	575	569
MGM Resorts International
10.375% due 05/15/2014	600	658
Pittsburgh Glass Works LLC
8.500% due 04/15/2016	450	416
Reynolds Group Issuer, Inc.
8.250% due 02/15/2021	450	358
SLM Corp.
6.250% due 01/25/2016	1,350	1,327
Springleaf Finance Corp.
5.850% due 06/01/2013	1,400	1,204
Valeant Pharmaceuticals International
7.000% due 10/01/2020	250	222

		9,529

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Bonds
4.375% due 05/15/2041 (d)(e)	1,400	1,815

Total United States (Cost $14,101)		13,508

VENEZUELA 0.4%

CORPORATE BONDS & NOTES 0.4%
Corp. Andina de Fomento
8.125% due 06/04/2019	$1,140	1,406

Total Venezuela (Cost $1,320)		1,406

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGIN ISLANDS (BRITISH) 1.9%

CORPORATE BONDS & NOTES 1.9%
Gerdau Trade, Inc.
5.750% due 01/30/2021		$4,300	$4,117
Star Energy Geothermal Wayang Windu Ltd.
11.500% due 02/12/2015		2,500	2,500

Total Virgin Islands (British) (Cost $7,114)			6,617

SHORT-TERM INSTRUMENTS 9.6%

COMMERCIAL PAPER 0.3%
Hipotecaria Su casita S.A. de C.V.
7.633% due 03/26/2012	MXN	41,000	891

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 10/03/2011		$800	800

(Dated 09/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 12/29/2011 valued at $820. Repurchase proceeds are $800.)

U.S. TREASURY BILLS 0.6%
0.019% due 11/25/2011 - 03/29/2012 (a)(d)		1,960	1,960

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 8.5%
		2,881,575	28,853

Total Short-Term Instruments (Cost $34,745)			32,504

Total Investments 99.0% (Cost $358,128)			$336,147

Written Options (g) (0.1%) (Premiums $483)			(432)

Other Assets and Liabilities (Net) 1.1%			3,951

Net Assets 100.0%			$339,666

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $2,393 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(e)	Securities with an aggregate market value of $770 and cash of $19 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2013	22	$35
90-Day Eurodollar March Futures	Long	03/2013	594	808
90-Day Eurodollar September Futures	Long	09/2012	14	57
U.S. Treasury 10-Year Note December Futures	Long	12/2011	98	143

				$1,043

See Accompanying Notes	Semiannual Report	September 30, 2011	69

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

(f)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Saudi Arabia Government International Bond	HUS	(1.000%	)	03/20/2016	1.144%	$	3,000	$18	$34	$(16)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
America Movil S.A.B. de C.V.	DUB	1.000%	03/20/2012	0.916%	$	1,800	$1	$(5)	$6
Codelco, Inc.	BRC	1.000%	12/20/2011	1.071%		2,000	0	3	(3)
Desarrolladora Homex S.A.B. De C.V.	DUB	5.000%	09/20/2013	4.455%		2,370	29	(138)	167
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	06/20/2015	1.042%		1,600	(2)	(4)	2
Export-Import Bank of China	HUS	1.000%	12/20/2012	2.256%		300	(5)	(4)	(1)
Financiera Independencia S.A.B. de C.V.	DUB	5.000%	09/20/2013	7.500%		1,330	(56)	(80)	24
Gazprom OAO Via Gazprom International S.A.	HUS	1.000%	09/20/2012	2.639%		1,550	(24)	(10)	(14)
National Bank of Abu Dhabi PJSC	HUS	1.000%	12/20/2012	0.914%		2,500	3	0	3
Petrobras International Finance Co.	HUS	1.000%	09/20/2015	2.016%		200	(7)	(6)	(1)
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	1.136%		200	0	(1)	1
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	2.016%		2,300	(88)	(79)	(9)
Radian Group, Inc.	CBK	5.000%	06/20/2012	23.476%		3,700	(437)	(37)	(400)
South Africa Government International Bond	BRC	1.000%	06/20/2015	1.866%		3,200	(98)	(38)	(60)
South Korea Government Bond	CBK	1.000%	06/20/2015	1.947%		1,600	(53)	17	(70)
TNK-BP Finance S.A.	HUS	1.000%	12/20/2012	2.977%		1,800	(42)	(56)	14
Turkiye Garanti Bankasi A/S	HUS	0.900%	10/17/2011	2.371%		3,100	4	0	4
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	09/20/2013	5.750%		2,010	(22)	(81)	59
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	03/20/2016	5.750%		800	(20)	(32)	12

							$(817)	$(551)	$(266)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GLM	BRL	31,600	$223	$37	$186
Pay	1-Year BRL-CDI	11.570%	01/02/2012	JPM		6,000	59	10	49
Pay	1-Year BRL-CDI	11.670%	01/02/2012	BRC		2,400	42	22	20
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GLM		18,000	318	145	173
Pay	1-Year BRL-CDI	11.970%	01/02/2012	HUS		40,800	91	0	91
Pay	1-Year BRL-CDI	12.550%	01/02/2013	RYL		17,000	352	0	352
Pay	3-Month USD-LIBOR	1.950%	12/15/2015	BOA	$	15,400	661	(29)	690
Pay	3-Month USD-LIBOR	2.250%	12/21/2016	CBK		2,600	114	20	94
Receive	3-Month USD-LIBOR	3.000%	08/26/2021	DUB		10,400	(900)	(55)	(845)

							$960	$150	$810

(g)	Written options outstanding on September 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar June Futures	$99.500	06/18/2012	26	$6	$(14)
Call - CME 90-Day Eurodollar June Futures	99.500	06/18/2012	26	14	(8)

70	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Options on Exchange-Traded Futures Contracts (Cont.)
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar June Futures	$99.625	06/18/2012	79	$25	$(54)
Call - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	79	23	(11)

				$68	$(87)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.400%	08/13/2012	$	2,600	$3	$(2)
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		2,600	3	(7)
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013		6,600	33	(11)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		15,600	55	(38)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		15,600	55	(56)
Call - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.350%	02/13/2012		5,200	4	(1)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.350%	02/13/2012		5,200	4	(14)
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012		31,300	43	(20)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		31,300	43	(85)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		18,200	150	(12)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		1,200	8	(99)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011		1,200	14	0

								$415	$(345)

Transactions in written call and put options for the period ended September 30, 2011:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2011	252	$18,200	$339
Sales	272	182,400	561
Closing Buys	(301)	(53,600)	(354)
Expirations	0	0	0
Exercised	(13)	(10,400)	(63)

Balance at 09/30/2011	210	$136,600	$483

(h)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	112	11/2011	CBK	$10	$0	$10
Sell		159	11/2011	DUB	14	0	14
Sell		4,223	11/2011	HUS	390	0	390
Sell		194	11/2011	JPM	14	0	14
Buy	CNY	409	11/2011	BRC	0	0	0
Buy		2,463	11/2011	CBK	6	0	6
Buy		1,005	11/2011	JPM	1	0	1
Buy		4,025	11/2011	MSC	9	0	9
Buy		12,420	02/2013	BRC	0	(47)	(47)
Sell	EUR	6,456	10/2011	FBL	384	0	384
Buy		1,208	10/2011	JPM	0	(108)	(108)
Sell		5,308	10/2011	MSC	286	0	286
Sell		2,513	10/2011	UAG	199	0	199
Buy	INR	95,498	11/2011	BCY	0	(157)	(157)
Sell		21,405	11/2011	CBK	47	0	47
Buy	KRW	3,920,465	11/2011	JPM	0	(395)	(395)
Buy	MXN	317	11/2011	DUB	0	(4)	(4)
Buy		67,772	11/2011	MSC	0	(876)	(876)

					$1,360	$(1,587)	$(227)

See Accompanying Notes	Semiannual Report	September 30, 2011	71

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Austria
Corporate Bonds & Notes	$0	$812	$0	$812
Barbados
Corporate Bonds & Notes	0	5,247	0	5,247
Bermuda
Corporate Bonds & Notes	0	13,780	0	13,780
Brazil
Corporate Bonds & Notes	0	54,708	1,733	56,441
Canada
Corporate Bonds & Notes	0	2,349	0	2,349
Cayman Islands
Corporate Bonds & Notes	0	23,662	1,809	25,471
Chile
Corporate Bonds & Notes	0	4,452	0	4,452
China
Corporate Bonds & Notes	0	2,787	0	2,787
Colombia
Corporate Bonds & Notes	0	13,003	0	13,003
Dominican Republic
Corporate Bonds & Notes	0	3,552	0	3,552
Egypt
Bank Loan Obligations	0	376	0	376
Corporate Bonds & Notes	0	1,836	0	1,836
El Salvador
Corporate Bonds & Notes	0	3,398	0	3,398
Germany
Corporate Bonds & Notes	0	2,450	0	2,450
Hong Kong
Corporate Bonds & Notes	0	193	0	193
India
Corporate Bonds & Notes	0	5,240	0	5,240
Indonesia
Corporate Bonds & Notes	0	13,179	0	13,179
Ireland
Corporate Bonds & Notes	0	8,038	0	8,038
Israel
Corporate Bonds & Notes	0	10,374	0	10,374
Kazakhstan
Corporate Bonds & Notes	0	3,629	0	3,629
Luxembourg
Corporate Bonds & Notes	0	7,730	0	7,730
Mexico
Bank Loan Obligations	0	0	1,387	1,387
Corporate Bonds & Notes	0	14,622	0	14,622
Netherlands
Corporate Bonds & Notes	0	982	0	982
Panama
Corporate Bonds & Notes	0	690	0	690

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Peru
Corporate Bonds & Notes	$0	$5,916	$0	$5,916
Philippines
Corporate Bonds & Notes	0	1,159	0	1,159
Romania
Corporate Bonds & Notes	0	2,900	0	2,900
Russia
Corporate Bonds & Notes	0	56,765	0	56,765
Singapore
Corporate Bonds & Notes	0	2,310	0	2,310
South Africa
Corporate Bonds & Notes	0	1,822	0	1,822
South Korea
Corporate Bonds & Notes	0	1,177	0	1,177
Sweden
Corporate Bonds & Notes	0	1,753	0	1,753
Turkey
Corporate Bonds & Notes	0	1,119	0	1,119
United Arab Emirates
Corporate Bonds & Notes	0	5,173	0	5,173
United States
Bank Loan Obligations	0	2,164	0	2,164
Corporate Bonds & Notes	0	9,366	163	9,529
U.S. Treasury Obligations	0	1,815	0	1,815
Venezuela
Corporate Bonds & Notes	0	1,406	0	1,406
Virgin Islands (British)
Corporate Bonds & Notes	0	6,617	0	6,617
Short-Term Instruments
Commercial Paper	0	891	0	891
Repurchase Agreements	0	800	0	800
U.S. Treasury Bills	0	1,960	0	1,960
PIMCO Short-Term Floating NAV Portfolio	28,853	0	0	28,853
	$28,853	$302,202	$5,092	$336,147

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	30	262	292
Foreign Exchange Contracts	0	1,360	0	1,360
Interest Rate Contracts	1,043	1,655	0	2,698
	$1,043	$3,045	$262	$4,350

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(574)	0	(574)
Foreign Exchange Contracts	0	(1,587)	0	(1,587)
Interest Rate Contracts	0	(1,277)	0	(1,277)
	$0	$(3,438)	$0	$(3,438)

Totals	$29,896	$301,809	$5,354	$337,059

72	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (9)
Investments, at value
Brazil
Corporate Bonds & Notes	$6,309	$0	$0	$(51)	$0	$(169)	$0	$(4,356)	$1,733	$(153)
Cayman Islands
Corporate Bonds & Notes	3,655	1,187	(649)	64	78	7	0	(2,533)	1,809	33
Mexico
Bank Loan Obligations	794	599	0	0	0	(6)	0	0	1,387	(7)
United States
Corporate Bonds & Notes	194	0	(1)	0	0	(30)	0	0	163	(30)

	$10,952	$1,786	$(650)	$13	$78	$(198)	$0	$(6,889)	$5,092	$(157)

Financial Derivative Instruments (7) - Assets
Credit Contracts	$42	$0	$0	$0	$0	$234	$0	$(14)	$262	$259

Totals	$10,994	$1,786	$(650)	$13	$78	$36	$0	$(6,903)	$5,354	$102

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(j)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$1,360	$0	$1,360
Unrealized appreciation on OTC swap agreements	0	292	0	0	1,655	1,947

	$0	$292	$0	$1,360	$1,655	$3,307

Liabilities
Written options outstanding	$0	$0	$0	$0	$432	$432
Variation margin payable on financial derivative instruments (2)	0	0	0	0	21	21
Unrealized depreciation on foreign currency contracts	0	0	0	1,587	0	1,587
Unrealized depreciation on OTC swap agreements	0	574	0	0	845	1,419

	$0	$574	$0	$1,587	$1,298	$3,459

See Accompanying Notes	Semiannual Report	September 30, 2011	73

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

September 30, 2011 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations
Net realized gain on investments (purchased options)	$0	$0	$0	$0	$108	$108
Net realized gain (loss) on futures contracts, written options and swaps	0	235	0	0	(527)	(292)
Net realized gain on foreign currency transactions	0	0	0	118	0	118

	$0	$235	$0	$118	$(419)	$(66)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$0	$(443)	$0	$0	$1,281	$838
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	53	0	53

	$0	$(443)	$0	$53	$1,281	$891

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,043 as reported in the Notes to Schedule of Investments.

(k)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$661	$(670)	$(9)
BRC	(258)	270	12
CBK	(322)	290	(32)
DUB	(969)	910	(59)
FBF	(2)	0	(2)
FBL	383	(340)	43
GLM	540	(520)	20
HUS	427	(270)	157
JPM	(523)	433	(90)
MSC	(580)	390	(190)
MYC	(187)	0	(187)
RYL	325	(270)	55
UAG	94	0	94

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

74	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Currency Fund

September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.7%

CORPORATE BONDS & NOTES 0.7%
Westpac Banking Corp.
0.533% due 12/14/2012		$38,000	$38,068

Total Australia (Cost $38,000)			38,068

BARBADOS 0.1%

CORPORATE BONDS & NOTES 0.1%
Columbus International, Inc.
11.500% due 11/20/2014		$6,500	6,435

Total Barbados (Cost $6,947)			6,435

BERMUDA 0.1%

CORPORATE BONDS & NOTES 0.1%
Qtel International Finance Ltd.
6.500% due 06/10/2014		$7,500	8,199

Total Bermuda (Cost $8,264)			8,199

BRAZIL 4.4%

CORPORATE BONDS & NOTES 1.3%
Banco Bradesco S.A.
2.390% due 05/16/2014		$20,600	20,024
Banco do Brasil S.A.
2.947% due 07/02/2014		5,700	5,736
4.500% due 01/22/2015		10,100	10,415
Banco Santander Brasil S.A.
2.450% due 03/18/2014		34,300	33,200
Banco Votorantim Ltd.
3.363% due 03/28/2014		7,900	7,877

			77,252

SOVEREIGN ISSUES 3.1%
Brazil Government International Bond
11.000% due 08/17/2040		2,000	2,650
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2017 (c)	BRL	1,900	2,167
10.000% due 01/01/2012		30,812	16,306
10.000% due 01/01/2013		35,513	18,740
10.000% due 01/01/2014		25,095	13,057
10.000% due 01/01/2017		261,869	130,913

			183,833

Total Brazil (Cost $271,973)			261,085

CANADA 0.0%

CORPORATE BONDS & NOTES 0.0%
Canadian Natural Resources Ltd.
5.450% due 10/01/2012		$900	938

Total Canada (Cost $933)			938

CAYMAN ISLANDS 0.1%

ASSET-BACKED SECURITIES 0.1%
Atrium CDO Corp.
0.682% due 06/27/2015		$743	711
Hyundai Capital Auto Funding Ltd.
1.230% due 09/20/2016		5,100	5,069

			5,780

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.0%
IPIC GMTN Ltd.
4.875% due 05/14/2016	EUR	300	$413

Total Cayman Islands (Cost $6,160)			6,193

CHILE 0.0%

CORPORATE BONDS & NOTES 0.0%
Codelco, Inc.
4.750% due 10/15/2014		$1,000	1,070
6.375% due 11/30/2012		500	529

Total Chile (Cost $1,590)			1,599

CHINA 0.1%

CORPORATE BONDS & NOTES 0.0%
Parkson Retail Group Ltd.
7.875% due 11/14/2011		$200	200

SOVEREIGN ISSUES 0.1%
Export-Import Bank of China
4.875% due 07/21/2015		1,699	1,825
5.250% due 07/29/2014		1,512	1,639

			3,464

Total China (Cost $3,575)			3,664

COLOMBIA 1.4%

SOVEREIGN ISSUES 1.4%
Bogota Distrito Capital
9.750% due 07/26/2028	COP	660,000	431
Colombia Government International Bond
2.080% due 11/16/2015		$13,760	13,739
3.900% due 03/18/2013		3,150	3,260
8.250% due 12/22/2014		13,570	16,033
10.000% due 01/23/2012		15,370	15,774
10.750% due 01/15/2013		8,917	9,920
12.000% due 10/22/2015	COP	40,126,000	25,313

Total Colombia (Cost $85,563)			84,470

EGYPT 0.1%

BANK LOAN OBLIGATIONS 0.1%
Petroleum Export III Ltd.
3.847% due 04/08/2013		$1,392	1,387
Petroleum Export Ltd.
3.351% due 12/07/2012		3,911	3,896

			5,283

CORPORATE BONDS & NOTES 0.0%
Nile Finance Ltd.
5.250% due 08/05/2015		100	102

Total Egypt (Cost $5,406)			5,385

FRANCE 1.0%

CORPORATE BONDS & NOTES 1.0%
Credit Agricole Home Loan SFH
1.002% due 07/21/2014		$15,000	14,646
Dexia Credit Local S.A.
0.496% due 01/12/2012		43,400	43,393

Total France (Cost $58,400)			58,039

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 0.0%

CORPORATE BONDS & NOTES 0.0%
Grohe Holding GmbH
4.480% due 01/15/2014	EUR	394	$488

Total Germany (Cost $535)			488

GUATEMALA 0.1%

SOVEREIGN ISSUES 0.1%
Guatemala Government Bond
9.250% due 08/01/2013		$4,060	4,486
10.250% due 11/08/2011		3,998	4,008

Total Guatemala (Cost $8,529)			8,494

HUNGARY 0.0%

SOVEREIGN ISSUES 0.0%
Hungary Government Bond
6.000% due 10/24/2012	HUF	179,100	816

Total Hungary (Cost $981)			816

INDIA 0.7%

CORPORATE BONDS & NOTES 0.7%
ICICI Bank Ltd.
2.058% due 02/24/2014		$5,600	5,485
5.750% due 01/12/2012		7,000	7,071
5.875% due 10/20/2011		1,000	1,001
6.625% due 10/03/2012		7,000	7,239
ICICI Bank UK PLC
0.939% due 02/27/2012		2,750	2,752
State Bank of India
0.666% due 02/15/2012		15,700	15,571
4.500% due 07/27/2015		3,900	3,909

Total India (Cost $43,392)			43,028

INDONESIA 1.0%

CORPORATE BONDS & NOTES 0.9%
Majapahit Holding BV
7.250% due 10/17/2011		$51,186	51,250

SOVEREIGN ISSUES 0.1%
Indonesia Government International Bond
6.750% due 03/10/2014		7,000	7,542

Total Indonesia (Cost $58,994)			58,792

IRELAND 0.6%

CORPORATE BONDS & NOTES 0.6%
DanFin Funding Ltd.
0.950% due 07/16/2013		$34,000	34,005

Total Ireland (Cost $34,000)			34,005

ITALY 0.2%

CORPORATE BONDS & NOTES 0.2%
Intesa Sanpaolo SpA
2.708% due 02/24/2014		$14,000	12,616

Total Italy (Cost $14,000)			12,616

KAZAKHSTAN 2.8%

CORPORATE BONDS & NOTES 2.8%
Intergas Finance BV
6.875% due 11/04/2011		$20,628	20,655

See Accompanying Notes	Semiannual Report	September 30, 2011	75

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KazMunayGas National Co.
8.375% due 07/02/2013		$101,815	$106,906
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		35,913	36,756

Total Kazakhstan (Cost $167,137)			164,317

LUXEMBOURG 1.7%

CORPORATE BONDS & NOTES 1.7%
Fiat Finance & Trade S.A.
9.000% due 07/30/2012	EUR	5,600	7,653
Sberbank of Russia Via SB Capital S.A.
5.930% due 11/14/2011		$45,000	45,169
6.480% due 05/15/2013		32,900	34,298
Severstal OAO Via Steel Capital S.A.
9.750% due 07/29/2013		10,000	10,312

Total Luxembourg (Cost $98,799)			97,432

MALAYSIA 0.5%

CORPORATE BONDS & NOTES 0.5%
Petronas Capital Ltd.
7.000% due 05/22/2012		$24,525	25,522
Petronas Global Sukuk Ltd.
4.250% due 08/12/2014		1,000	1,054

Total Malaysia (Cost $26,257)			26,576

MEXICO 5.2%

BANK LOAN OBLIGATIONS 0.3%
Desarrolladora Homex S.A.B. de C.V.
3.737% due 04/27/2012		$8,600	8,585
Urbi Desarrollos Urbanos S.A.B. de C.V.
3.350% due 12/16/2011		10,950	10,777

			19,362

CORPORATE BONDS & NOTES 1.2%
BBVA Bancomer S.A.
6.500% due 03/10/2021		950	886
7.250% due 04/22/2020		450	440
Pemex Project Funding Master Trust
0.929% due 12/03/2012		48,159	48,159
6.250% due 08/05/2013	EUR	2,050	2,863
7.500% due 12/18/2013	GBP	400	661
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	214,500	16,899

			69,908

SOVEREIGN ISSUES 3.7%
Mexico Government International Bond
6.000% due 06/18/2015		181,300	13,497
7.500% due 06/21/2012		928,545	68,533
8.000% due 06/11/2020		160,900	12,905
9.000% due 12/22/2011		1,609,620	117,314

			212,249

Total Mexico (Cost $333,307)			301,519

NETHERLANDS 0.9%

CORPORATE BONDS & NOTES 0.9%
NXP BV
4.355% due 10/15/2013	EUR	10,065	12,944
Volkswagen International Finance NV
0.984% due 04/01/2014		$25,700	25,785

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Waha Aerospace BV
3.925% due 07/28/2020		$12,096	$12,459

Total Netherlands (Cost $51,967)			51,188

PANAMA 0.7%

SOVEREIGN ISSUES 0.7%
Panama Government International Bond
7.250% due 03/15/2015		$26,470	30,401
9.375% due 07/23/2012		8,285	8,740

Total Panama (Cost $38,681)			39,141

PERU 0.1%

SOVEREIGN ISSUES 0.1%
Peru Government International Bond
9.125% due 02/21/2012		$8,000	8,220

Total Peru (Cost $8,223)			8,220

PHILIPPINES 0.2%

SOVEREIGN ISSUES 0.2%
Philippines Government International Bond
8.250% due 01/15/2014		$229	259
8.875% due 03/17/2015		7,860	9,432

Total Philippines (Cost $9,412)			9,691

POLAND 3.3%

SOVEREIGN ISSUES 3.3%
Poland Government International Bond
0.000% due 07/25/2012	PLN	49,000	14,274
0.000% due 10/25/2012		261,300	75,364
4.750% due 04/25/2012		50,200	15,180
4.770% due 01/25/2015		59,724	18,043
5.000% due 04/25/2016		2,700	810
5.500% due 04/25/2015		84,360	25,906
5.750% due 04/25/2014		32,000	9,907
6.250% due 07/03/2012		$29,900	31,074

Total Poland (Cost $213,969)			190,558

QATAR 1.5%

CORPORATE BONDS & NOTES 1.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		$56,550	58,057
5.500% due 09/30/2014		3,150	3,441
5.832% due 09/30/2016		4,942	5,344

			66,842

SOVEREIGN ISSUES 0.3%
Qatar Government International Bond
4.000% due 01/20/2015		11,700	12,343
5.150% due 04/09/2014		6,500	7,040

			19,383

Total Qatar (Cost $85,456)			86,225

RUSSIA 8.5%

CORPORATE BONDS & NOTES 8.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.381% due 06/27/2012	EUR	3,350	4,544
5.670% due 03/05/2014		$21,630	21,781
6.103% due 06/27/2012		65,040	66,510
7.700% due 08/07/2013		9,000	9,552

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Gazprom OAO Via Gaz Capital S.A.
2.890% due 11/15/2012	JPY	400,000	$5,105
5.092% due 11/29/2015		$300	297
7.343% due 04/11/2013		2,100	2,184
7.510% due 07/31/2013		5,000	5,262
8.125% due 07/31/2014		1,500	1,598
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		2,998	3,156
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		19,022	19,165
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013		127,850	135,307
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		2,000	2,233
10.500% due 03/25/2014		14,850	16,570
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		2,500	2,556
7.175% due 05/16/2013		18,515	18,959
9.000% due 06/11/2014		10,100	10,782
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		1,500	1,487
6.468% due 07/02/2013 (f)		31,870	33,065
Severstal OAO Via Steel Capital S.A.
9.750% due 07/29/2013		11,300	11,653
TNK-BP Finance S.A.
6.125% due 03/20/2012		25,500	25,883
7.500% due 03/13/2013		19,310	19,938
VimpelCom Holdings BV
4.365% due 06/29/2014		37,600	36,905
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		26,100	26,426
7.500% due 10/12/2011		3,000	3,000

			483,918

SOVEREIGN ISSUES 0.2%
Russia Government International Bond
3.625% due 04/29/2015		14,900	14,677

Total Russia (Cost $508,750)			498,595

SINGAPORE 0.1%

CORPORATE BONDS & NOTES 0.1%
STATS ChipPAC Ltd.
7.500% due 08/12/2015		$3,500	3,378

Total Singapore (Cost $3,712)			3,378

SOUTH AFRICA 2.9%

SOVEREIGN ISSUES 2.9%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,580	2,187
6.500% due 06/02/2014		$19,297	21,468
6.750% due 03/31/2021	ZAR	37,000	4,108
7.375% due 04/25/2012		$102,453	106,039
8.250% due 09/15/2017	ZAR	94,100	11,910
13.500% due 09/15/2015		140,000	21,175

Total South Africa (Cost $172,588)			166,887

SOUTH KOREA 2.7%

CORPORATE BONDS & NOTES 0.4%
Korea Electric Power Corp.
3.000% due 10/05/2015		$1,200	1,174

76	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		$4,300	$4,663
Shinhan Bank
1.590% due 11/16/2012		15,900	15,886

			21,723

SOVEREIGN ISSUES 2.3%
Export-Import Bank of Korea
1.393% due 03/13/2012		31,965	31,961
1.775% due 02/14/2013	EUR	7,600	9,985
5.500% due 10/17/2012		$14,400	14,948
5.750% due 05/22/2013	EUR	800	1,105
5.875% due 01/14/2015		$300	321
8.125% due 01/21/2014		8,510	9,543
Korea Development Bank
0.578% due 11/22/2012		13,100	12,927
1.790% due 04/03/2014	EUR	1,000	1,293
5.300% due 01/17/2013		$11,213	11,656
5.750% due 05/13/2012		4,800	4,921
5.750% due 09/10/2013		2,310	2,460
8.000% due 01/23/2014		4,370	4,857
Korea Government International Bond
4.250% due 06/01/2013		5,000	5,182
Korea Housing Finance Corp.
4.125% due 12/15/2015		2,450	2,528
Korea National Housing Corp.
0.548% due 11/22/2011		22,050	22,025

			135,712

Total South Korea (Cost $156,926)			157,435

THAILAND 0.1%

SOVEREIGN ISSUES 0.1%
Thailand Government Bond
3.875% due 06/13/2019	THB	154,000	5,034
4.250% due 03/13/2013		2,800	91

Total Thailand (Cost $5,435)			5,125

TUNISIA 1.2%

SOVEREIGN ISSUES 1.2%
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	100	138
7.375% due 04/25/2012		$69,519	71,952

Total Tunisia (Cost $71,576)			72,090

TURKEY 3.4%

SOVEREIGN ISSUES 3.4%
Turkey Government International Bond
0.000% due 11/16/2011	TRY	74,500	39,756
0.000% due 01/25/2012		250,000	131,609
0.000% due 04/25/2012		7,110	3,668
0.000% due 02/20/2013		13,000	6,260
4.000% due 04/29/2015 (c)		6,625	3,776
11.500% due 01/23/2012		$14,119	14,507

Total Turkey (Cost $227,373)			199,576

UNITED ARAB EMIRATES 0.5%

SOVEREIGN ISSUES 0.5%
Emirate of Abu Dhabi Government International Bond
5.500% due 08/02/2012		$13,400	13,885
5.500% due 04/08/2014		11,700	12,914

Total United Arab Emirates (Cost $26,490)			26,799

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 2.7%

CORPORATE BONDS & NOTES 2.7%
Barclays Bank PLC
10.179% due 06/12/2021		$15,240	$16,354
FCE Bank PLC
7.125% due 01/16/2012	EUR	100	135
7.125% due 01/15/2013		300	411
HBOS PLC
0.531% due 09/06/2017		$2,000	1,451
Nationwide Building Society
1.757% due 12/22/2016	EUR	450	576
Royal Bank of Scotland Group PLC
0.579% due 03/30/2012		$66,900	66,948
1.153% due 04/23/2012		58,100	58,374
Santander UK PLC
1.833% due 10/10/2017	EUR	700	809
1.840% due 08/28/2017 (k)		1,500	1,871
Vodafone Group PLC
0.599% due 02/27/2012		$6,131	6,135
5.350% due 02/27/2012		1,800	1,832

Total United Kingdom (Cost $154,266)			154,896

UNITED STATES 6.9%

ASSET-BACKED SECURITIES 0.1%
ACE Securities Corp.
0.285% due 12/25/2036		$82	80
Bear Stearns Asset-Backed Securities Trust
0.285% due 11/25/2036		85	82
0.315% due 10/25/2036		140	135
Carrington Mortgage Loan Trust
0.335% due 06/25/2037		1,770	1,582
0.555% due 10/25/2035		186	170
Citigroup Mortgage Loan Trust, Inc.
0.295% due 05/25/2037		179	171
0.295% due 07/25/2045		402	301
Countrywide Asset-Backed Certificates
0.335% due 09/25/2047		170	167
Credit-Based Asset Servicing & Securitization LLC
0.355% due 07/25/2037		96	88
GE-WMC Mortgage Securities LLC
0.275% due 08/25/2036		60	19
GSAA Trust
0.535% due 05/25/2047		700	398
GSAMP Trust
0.305% due 12/25/2036		190	123
HSBC Asset Loan Obligation
0.295% due 12/25/2036		119	97
HSI Asset Securitization Corp. Trust
0.295% due 05/25/2037		72	71
JPMorgan Mortgage Acquisition Corp.
0.285% due 10/25/2036		66	65
0.345% due 08/25/2036		3,936	1,157
MASTR Asset-Backed Securities Trust
0.285% due 01/25/2037		320	73
Morgan Stanley Mortgage Loan Trust
0.465% due 02/25/2037		538	202
New Century Home Equity Loan Trust
0.415% due 05/25/2036		762	392
Securitized Asset-Backed Receivables LLC Trust
0.275% due 01/25/2037		147	140
0.295% due 12/25/2036 (a)		382	109
0.315% due 11/25/2036 (a)		280	83
Structured Asset Securities Corp.
0.315% due 01/25/2037		99	97

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WaMu Asset-Backed Certificates
0.285% due 01/25/2037		$26	$25

			5,827

BANK LOAN OBLIGATIONS 0.1%
Georgia-Pacific LLC
2.352% due 12/20/2012		7,716	7,700

			7,700

CORPORATE BONDS & NOTES 6.0%
Ally Financial, Inc.
3.478% due 02/11/2014		8,600	7,909
6.000% due 12/15/2011		500	503
6.625% due 05/15/2012		3,750	3,797
American International Group, Inc.
0.360% due 10/18/2011		2,800	2,800
Anadarko Petroleum Corp.
7.625% due 03/15/2014		12,400	13,952
Anheuser-Busch InBev Worldwide, Inc.
1.088% due 03/26/2013		1,500	1,512
3.000% due 10/15/2012		12,000	12,253
Bank of America Corp.
4.750% due 05/06/2019	EUR	500	479
CIT Group, Inc.
5.250% due 04/01/2014		$8,700	8,461
Citibank N.A.
0.352% due 09/21/2012		16,030	16,055
Citigroup Funding, Inc.
0.583% due 04/30/2012		12,985	13,015
Dow Chemical Co.
4.850% due 08/15/2012		900	927
Duke Energy Carolinas LLC
5.625% due 11/30/2012		1,800	1,889
6.250% due 01/15/2012		900	913
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		1,700	1,702
8.000% due 06/01/2014		800	849
General Electric Capital Corp.
0.219% due 05/08/2012		52,500	52,514
0.366% due 04/10/2012		14,000	14,009
0.583% due 12/07/2012		12,500	12,545
JPMorgan Chase & Co.
1.786% due 09/26/2013	EUR	4,400	5,775
JPMorgan Chase Bank N.A.
0.668% due 06/13/2016		$1,000	919
Kraft Foods, Inc.
5.625% due 11/01/2011		580	582
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)		6,974	1,735
7.875% due 05/08/2018 (a)	GBP	5,000	2,008
Merrill Lynch & Co., Inc.
0.561% due 06/05/2012		$2,300	2,211
MetLife Institutional Funding II
1.146% due 04/04/2014		20,000	19,990
Metropolitan Life Global Funding I
0.597% due 03/15/2012		4,100	4,100
Morgan Stanley
0.701% due 06/20/2012		25,000	25,075
PACCAR, Inc.
1.517% due 09/14/2012		8,000	8,089
Pemex Project Funding Master Trust
0.929% due 12/03/2012		5,000	5,000
Pfizer, Inc.
4.450% due 03/15/2012		4,500	4,577

See Accompanying Notes	Semiannual Report	September 30, 2011	77

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Corp.
0.483% due 10/25/2011	$1,000	$995
5.375% due 05/15/2014	1,100	1,084
Southern Co.
0.652% due 10/21/2011	14,700	14,703
SSIF Nevada LP
0.949% due 04/14/2014	37,000	37,027
Steel Dynamics, Inc.
7.375% due 11/01/2012	5,000	5,125
Teva Pharmaceutical Finance III LLC
0.750% due 12/19/2011	6,800	6,802
Time Warner Entertainment Co. LP
8.875% due 10/01/2012	1,700	1,824
Verizon Communications, Inc.
0.973% due 03/28/2014	27,300	27,397
Wachovia Corp.
0.383% due 04/23/2012	9,700	9,703
XTO Energy, Inc.
7.500% due 04/15/2012	2,042	2,114

		352,919

MORTGAGE-BACKED SECURITIES 0.2%
Banc of America Mortgage Securities, Inc.
2.748% due 07/25/2034	522	464
Countrywide Alternative Loan Trust
5.164% due 10/25/2035	365	278
Countrywide Home Loan Mortgage Pass-Through Trust
2.699% due 04/20/2035	2,720	2,467
5.319% due 02/20/2036	520	356
Credit Suisse First Boston Mortgage Securities Corp.
2.439% due 06/25/2033	1,688	1,548
Morgan Stanley Capital
0.290% due 10/15/2020	534	532
Sovereign Commercial Mortgage Securities Trust
5.951% due 07/22/2030	500	515
Structured Adjustable Rate Mortgage Loan Trust
2.533% due 07/25/2034	3,396	2,972

		9,132

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
1.452% due 06/01/2043 - 07/01/2044	625	627
2.411% due 11/01/2035	153	159
5.000% due 02/25/2017	13	13
5.052% due 09/01/2035	242	259
5.140% due 11/01/2035	308	331
5.196% due 10/01/2035	303	325
5.208% due 08/01/2035	298	320
5.299% due 09/01/2035	267	287
Freddie Mac
0.515% due 09/25/2031	274	261
2.481% due 08/01/2035	38	40

		2,622

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Bonds
4.375% due 05/15/2041 (e)(g)(h)		$21,200	$27,477

Total United States (Cost $406,472)			405,677

VIRGIN ISLANDS (BRITISH) 0.0%

CORPORATE BONDS & NOTES 0.0%
PCCW-HKT Capital Ltd.
8.000% due 11/15/2011		$1,000	1,004
Star Energy Geothermal Wayang Windu Ltd.
11.500% due 02/12/2015		1,800	1,800

Total Virgin Islands (British) (Cost $3,023)			2,804

SHORT-TERM INSTRUMENTS 49.9%

CERTIFICATES OF DEPOSIT 1.0%
Banco Bradesco S.A.
1.955% due 01/24/2013		$21,000	21,179
Banco do Brasil S.A.
0.000% due 11/15/2011		2,500	2,496
Itau Unibanco Holding S.A.
0.000% due 10/17/2011		33,800	33,784
0.000% due 01/17/2012		5,000	4,980

			62,439

REPURCHASE AGREEMENTS 0.2%
Banc of America Securities LLC
0.090% due 10/03/2011		3,000	3,000
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 0.500% due 08/15/2014 valued at $3,064. Repurchase proceeds are $3,000.)
State Street Bank and Trust Co.
0.010% due 10/03/2011		8,611	8,611
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $8,788. Repurchase proceeds are $8,611.)

			11,611

SHORT-TERM NOTES 4.5%
Banco Santander Brazil S.A.
1.975% due 12/28/2011		400	399
1.979% due 12/29/2011		200	199
2.596% due 12/29/2011		10,000	9,970
2.596% due 12/28/2011		4,100	4,088
Bank Negara Malaysia Monetary Notes
2.720% due 11/01/2011	MYR	109,200	34,108
2.750% due 11/10/2011		17,300	5,394
2.760% due 12/06/2011		75,233	23,446
2.766% due 12/08/2011		24,500	7,635
2.775% due 01/19/2012		38,600	11,986

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.913% due 10/13/2011	MYR	49,200	$15,399
2.916% due 11/15/2011		102,900	32,122
2.921% due 11/17/2011		32,800	10,237
2.927% due 12/13/2011		49,200	15,324
Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	64,400	49,232
Korea Development Bank
1.212% due 11/19/2011		$23,700	23,699
Korea Finance Corp.
1.143% due 12/10/2011		19,000	18,992

			262,230

MEXICO TREASURY BILLS 2.4%
4.465% due 10/06/2011 - 12/29/2011 (b)	MXN	1,928,877	138,637

U.S. TREASURY BILLS 5.9%
0.020% due 10/20/2011 - 03/29/2012 (b)(e)(g)(h)		$342,935	342,876

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 35.9%
		209,454,835	2,097,271

Total Short-Term Instruments (Cost $2,953,201)			2,915,064

Total Investments 106.4% (Cost $6,370,262)			$6,215,507

Written Options (j) (0.1%) (Premiums $935)			(4,300)

Other Assets and Liabilities (Net) (6.3%)			(369,173)

Net Assets 100.0%			$5,842,034

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.

78	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

(e)	Securities with an aggregate market value of $314,226 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $5,699 at a weighted average interest rate of -0.550%. On September 30, 2011, securities valued at $5,188 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $1,706 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor January Futures Call Options Strike @ EUR 98.750	Short	01/2012	292	$(162)
90-Day Euribor March Futures	Long	03/2012	292	1,023
90-Day Eurodollar March Futures	Long	03/2012	200	(8)
U.S. Treasury 10-Year Note December Futures	Short	12/2011	612	(1,282)

				$(429)

(h)	Centrally cleared swap agreements outstanding on September 30, 2011:

Securities with an aggregate market value of $3,305 and cash of $174 have been pledged as collateral for centrally cleared swaps as of September 30, 2011.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	$3,700	$(1,287)	$79
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	18,100	(5,005)	(2,375)

					$(6,292)	$(2,296)

(i)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Ally Financial, Inc.	DUB	5.000%	06/20/2012	6.156%	$	1,000	$(6)	$(5)	$(1)
Brazil Government International Bond	BRC	1.000%	12/20/2011	0.734%		20,900	20	38	(18)
Brazil Government International Bond	DUB	1.000%	09/20/2013	1.308%		7,500	(43)	48	(91)
China Government International Bond	BRC	1.000%	09/20/2012	1.275%		2,100	(5)	13	(18)
China Government International Bond	JPM	1.000%	09/20/2012	1.275%		1,900	(5)	12	(17)
Colombia Government International Bond	JPM	1.000%	09/20/2012	0.889%		1,900	2	7	(5)
Export-Import Bank of China	BOA	1.000%	09/20/2016	3.033%		1,000	(89)	(28)	(61)
Export-Import Bank of China	MYC	1.000%	09/20/2016	3.033%		1,000	(89)	(27)	(62)
General Electric Capital Corp.	BPS	1.000%	09/20/2012	2.321%		10,000	(124)	(121)	(3)
Mexico Government International Bond	JPM	1.000%	09/20/2012	0.804%		1,900	4	7	(3)
Panama Government International Bond	JPM	1.000%	09/20/2012	0.846%		1,900	4	6	(2)
Pemex Project Funding Master Trust	DUB	1.000%	03/20/2016	2.035%		10,000	(434)	(160)	(274)
Penerbangan Malaysia A/S	JPM	1.000%	09/20/2012	1.262%		1,900	(4)	11	(15)
Penerbangan Malaysia A/S	MYC	1.000%	09/20/2012	1.262%		2,100	(5)	13	(18)
Qatar Government International Bond	MYC	1.000%	06/20/2016	1.165%		2,000	(14)	3	(17)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	GST	1.000%	09/20/2012	2.642%		17,000	(264)	(152)	(112)

							$(1,052)	$(335)	$(717)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	Semiannual Report	September 30, 2011	79

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HUS	BRL	100,000	$78	$4	$74
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GLM		121,900	2,076	839	1,237
Pay	1-Year BRL-CDI	11.970%	01/02/2012	HUS		87,500	195	16	179
Pay	1-Year BRL-CDI	12.075%	01/02/2013	DUB		119,700	1,240	0	1,240
Pay	1-Year BRL-CDI	12.550%	01/02/2014	BPS		8,600	143	(1)	144
Pay	1-Year BRL-CDI	12.555%	01/02/2014	HUS		23,300	398	19	379
Pay	1-Year BRL-CDI	13.720%	01/02/2017	BOA		18,200	1,070	73	997
Receive	3-Month USD-LIBOR	1.800%	09/14/2016	GLM		167,400	(4,726)	0	(4,726)
Pay	3-Month USD-LIBOR	2.250%	12/21/2016	CBK		24,350	1,074	166	908
Pay	3-Month USD-LIBOR	2.250%	12/21/2016	HUS		48,700	2,146	251	1,895
Pay	28-Day MXN TIIE	5.600%	09/06/2016	HUS	MXN	350,000	(199)	35	(234)

							$3,495	$1,402	$2,093

(j)	Written options outstanding on September 30, 2011:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.750%	11/14/2011	$	3,100	$9	$(69)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	2.750%	11/14/2011		3,100	15	0
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	10/11/2011		160,100	911	(4,231)

								$935	$(4,300)

Transactions in written call and put options for the period ended September 30, 2011:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2011	0	$72,810	$685
Sales	2,550	1,526,500	5,608
Closing Buys	(1,949)	(1,360,200)	(4,299)
Expirations	0	(72,810)	(685)
Exercised	(601)	0	(374)

Balance at 09/30/2011	0	$166,300	$935

(k)	Restricted securities as of September 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Santander UK PLC	1.840%	08/28/2017	03/31/2011	$1,964	$1,871	0.03%

(l)	Short sales outstanding on September 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	6.000%	10/01/2041	$2,000	$2,199	$(2,192)

(m)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	106,420	11/2011	BRC	$8,215	$0	$8,215
Sell		10,335	11/2011	CBK	930	0	930
Sell		13,971	11/2011	DUB	1,212	0	1,212
Sell		13,522	11/2011	JPM	1,004	0	1,004
Buy	CAD	7,203	10/2011	DUB	0	(389)	(389)
Sell		904	10/2011	GST	12	0	12
Sell		6,882	10/2011	UAG	292	0	292
Buy	CLP	2,428,000	10/2011	BRC	0	(460)	(460)
Buy		6,073,273	10/2011	CBK	0	(1,236)	(1,236)

80	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CLP	26,040,309	10/2011	DUB	$0	$(4,333)	$(4,333)
Buy		9,156,302	10/2011	JPM	0	(1,644)	(1,644)
Buy		11,718,000	10/2011	MSC	0	(2,520)	(2,520)
Buy		4,674,000	10/2011	UAG	0	(1,034)	(1,034)
Buy		7,362,154	03/2012	BRC	0	(1,423)	(1,423)
Buy		565,730	03/2012	HUS	0	(30)	(30)
Buy	CNY	77,714	11/2011	BRC	54	(6)	48
Buy		324,174	11/2011	CBK	790	(19)	771
Buy		38,550	11/2011	DUB	30	0	30
Sell		58,874	11/2011	DUB	0	(7)	(7)
Buy		93,134	11/2011	HUS	106	(7)	99
Buy		111,936	11/2011	JPM	88	0	88
Buy		9,224	11/2011	RYL	17	0	17
Buy		56,629	02/2012	BRC	0	(19)	(19)
Buy		170,144	02/2012	DUB	348	0	348
Buy		82,584	02/2012	GST	128	0	128
Buy		40,930	02/2012	HUS	63	0	63
Buy		94,752	02/2012	JPM	139	0	139
Buy		19,863	02/2012	UAG	102	0	102
Buy		62,000	06/2012	CBK	0	(33)	(33)
Buy		40,584	06/2012	DUB	0	(55)	(55)
Buy		48,317	06/2012	GST	0	(28)	(28)
Buy		67,218	06/2012	HUS	0	(29)	(29)
Buy		85,330	06/2012	JPM	0	(215)	(215)
Buy		32,040	06/2012	MSC	0	(5)	(5)
Buy		63,630	06/2012	RYL	0	(80)	(80)
Buy		6,235	02/2013	BRC	0	(30)	(30)
Buy		99,102	02/2013	DUB	0	(281)	(281)
Buy		158,225	02/2013	GST	0	(387)	(387)
Buy		63,005	02/2013	JPM	0	(199)	(199)
Buy		25,892	08/2013	DUB	26	0	26
Buy		50,000	04/2014	RYL	0	(388)	(388)
Buy		11,918	09/2015	CBK	0	(143)	(143)
Buy		61,375	09/2015	DUB	0	(529)	(529)
Buy		29,900	04/2016	DUB	0	(339)	(339)
Buy	COP	9,060,000	02/2012	BRC	0	(346)	(346)
Buy		81,154,327	02/2012	DUB	0	(3,368)	(3,368)
Buy		1,800,500	02/2012	MSC	0	(75)	(75)
Buy		37,400,094	02/2012	UAG	0	(1,567)	(1,567)
Buy	CZK	236,408	11/2011	BRC	0	(1,165)	(1,165)
Buy		1,552,493	11/2011	CBK	0	(6,473)	(6,473)
Buy		5,150,560	11/2011	GST	0	(21,142)	(21,142)
Buy		1,117,636	11/2011	HUS	0	(4,594)	(4,594)
Buy		170,417	11/2011	JPM	0	(748)	(748)
Buy		161,498	11/2011	MSC	0	(732)	(732)
Sell	EUR	1,942	10/2011	BRC	170	0	170
Sell		4,473	10/2011	DUB	372	0	372
Sell		21,462	10/2011	FBL	1,222	0	1,222
Sell		395	10/2011	HUS	28	0	28
Sell		3,393	10/2011	JPM	240	0	240
Sell		21,066	10/2011	MSC	1,136	0	1,136
Sell		5,218	10/2011	RYL	407	0	407
Sell	GBP	1,946	12/2011	CBK	84	0	84
Buy	HKD	39,979	12/2011	CBK	3	0	3
Buy		1,141,600	12/2011	DUB	85	0	85
Buy		3,213,217	12/2011	FBL	402	0	402
Buy		41,284	12/2011	HUS	6	0	6
Buy		507,186	12/2011	JPM	0	(1)	(1)
Buy	HUF	2,003,246	10/2011	JPM	0	(1,693)	(1,693)
Buy	IDR	43,090,000	10/2011	BRC	0	(334)	(334)
Sell		3,315,740	10/2011	BRC	27	0	27
Buy		28,531,000	10/2011	DUB	14	0	14
Buy		17,110,000	10/2011	HUS	0	(147)	(147)
Sell		3,315,354	10/2011	HUS	27	0	27
Buy		43,625,000	10/2011	JPM	0	(276)	(276)
Sell		27,840,000	10/2011	JPM	0	(15)	(15)
Buy		233,718,759	10/2011	RYL	308	(18)	290

See Accompanying Notes	Semiannual Report	September 30, 2011	81

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	IDR	43,785,000	01/2012	BOA	$0	$(221)	$(221)
Buy		46,540,000	01/2012	BRC	0	(102)	(102)
Buy		247,278,000	01/2012	CBK	0	(1,370)	(1,370)
Buy		22,416,000	01/2012	DUB	0	(229)	(229)
Buy		34,867,000	01/2012	HUS	0	(256)	(256)
Buy		219,590,000	01/2012	JPM	46	(1,169)	(1,123)
Buy		46,293,000	01/2012	UAG	0	(366)	(366)
Buy		391,315,424	07/2012	HUS	0	(3,760)	(3,760)
Buy		43,875,000	07/2012	JPM	0	(475)	(475)
Buy	ILS	135,325	01/2012	CBK	0	(3,400)	(3,400)
Buy		233,121	01/2012	GST	0	(5,266)	(5,266)
Buy		288,775	01/2012	HUS	0	(6,257)	(6,257)
Buy		142,012	01/2012	MSC	0	(3,187)	(3,187)
Buy	INR	6,243	11/2011	BPS	0	(15)	(15)
Buy		107,470	11/2011	BRC	0	(176)	(176)
Buy		3,973,997	11/2011	CBK	0	(8,739)	(8,739)
Buy		229,750	11/2011	DUB	0	(381)	(381)
Buy		68,978	11/2011	HUS	0	(13)	(13)
Buy		3,000,000	11/2011	UAG	0	(6,092)	(6,092)
Buy		1,000,000	07/2012	BRC	0	(1,795)	(1,795)
Buy	JPY	28,307	10/2011	BRC	0	(2)	(2)
Buy		15,354	10/2011	CBK	0	(1)	(1)
Sell		3,474,087	10/2011	CBK	0	(1,816)	(1,816)
Buy		319,652	10/2011	DUB	145	0	145
Buy		56,614	10/2011	RBC	0	(4)	(4)
Sell		56,614	10/2011	RBC	4	0	4
Buy		28,307	10/2011	UAG	0	(3)	(3)
Sell		2,363,000	11/2011	BOA	0	(37)	(37)
Sell		4,195,000	11/2011	BRC	0	(47)	(47)
Buy		16,197,813	11/2011	CBK	0	(2,675)	(2,675)
Sell		2,362,000	11/2011	CBK	0	(57)	(57)
Sell		3,502,000	11/2011	DUB	0	(103)	(103)
Sell		3,778,000	11/2011	UAG	0	(37)	(37)
Buy	KRW	148,008	11/2011	BPS	0	(16)	(16)
Sell		8,937,405	11/2011	BRC	825	0	825
Buy		12,725,019	11/2011	CBK	0	(973)	(973)
Buy		5,511,500	11/2011	DUB	0	(384)	(384)
Sell		3,549,143	11/2011	DUB	254	0	254
Buy		8,588,800	11/2011	HUS	0	(807)	(807)
Sell		9,888,990	11/2011	HUS	627	0	627
Buy		81,203,727	11/2011	JPM	0	(8,031)	(8,031)
Sell		13,765,419	11/2011	MSC	887	0	887
Buy	MXN	248,022	11/2011	BRC	0	(2,953)	(2,953)
Sell		408,447	11/2011	BRC	5,046	0	5,046
Buy		151,264	11/2011	CBK	0	(1,783)	(1,783)
Buy		103,244	11/2011	DUB	0	(687)	(687)
Buy		2,466,750	11/2011	HUS	0	(24,791)	(24,791)
Sell		1,058,059	11/2011	HUS	13,249	0	13,249
Buy		17,250	11/2011	JPM	0	(214)	(214)
Buy		2,727,003	11/2011	MSC	0	(34,791)	(34,791)
Sell		6,227	11/2011	MSC	73	0	73
Buy		45,915	11/2011	RYL	0	(595)	(595)
Buy		404,357	11/2011	UAG	0	(4,971)	(4,971)
Sell		170,083	11/2011	UAG	1,168	0	1,168
Sell	MYR	1,781	10/2011	SSB	4	0	4
Sell		9,606	11/2011	BRC	18	0	18
Buy		15,452	11/2011	CBK	0	(385)	(385)
Buy		5,026	11/2011	HUS	0	(40)	(40)
Buy		15,242	11/2011	JPM	0	(268)	(268)
Buy		12,252	11/2011	UAG	0	(196)	(196)
Buy		1,781	02/2012	HUS	0	(4)	(4)
Buy		70,766	04/2012	UAG	0	(1,477)	(1,477)
Buy	PEN	13,760	02/2012	BRC	0	(89)	(89)
Sell		14,095	02/2012	CBK	0	(31)	(31)
Buy		193,274	02/2012	DUB	0	(915)	(915)
Buy		2,694	02/2012	JPM	0	(12)	(12)
Buy		108,211	02/2012	MSC	0	(581)	(581)

82	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PHP	77,868	11/2011	BRC	$0	$(29)	$(29)
Sell		255,780	11/2011	BRC	181	0	181
Buy		87,140	11/2011	CBK	0	(18)	(18)
Sell		314,044	11/2011	CBK	75	0	75
Buy		352,590	11/2011	DUB	21	0	21
Sell		58,400	11/2011	DUB	22	0	22
Buy		142,293	11/2011	HUS	0	(63)	(63)
Buy		439,105	11/2011	JPM	248	(9)	239
Sell		361,772	11/2011	JPM	100	0	100
Buy		198,760	11/2011	UAG	522	0	522
Buy		496,551	03/2012	BRC	0	(138)	(138)
Sell		8,510	03/2012	BRC	7	0	7
Buy		3,755,579	03/2012	CBK	0	(1,276)	(1,276)
Buy		153,462	03/2012	DUB	0	(44)	(44)
Buy		66,000	03/2012	HUS	0	(21)	(21)
Buy		2,923,242	03/2012	JPM	0	(907)	(907)
Buy		71,658	03/2012	MSC	0	(21)	(21)
Buy	PLN	279,654	11/2011	BOA	0	(13,608)	(13,608)
Buy		28,215	11/2011	BRC	0	(1,518)	(1,518)
Buy		409,662	11/2011	CBK	0	(19,077)	(19,077)
Buy		23,159	11/2011	DUB	0	(1,038)	(1,038)
Buy		143,707	11/2011	GST	0	(7,045)	(7,045)
Buy		483,760	11/2011	HUS	0	(21,512)	(21,512)
Buy		33,684	11/2011	JPM	0	(1,939)	(1,939)
Buy		69,432	11/2011	MSC	0	(3,127)	(3,127)
Buy		16,152	11/2011	UAG	4	(595)	(591)
Buy	RON	100	11/2011	BRC	0	(3)	(3)
Buy		17,955	11/2011	CBK	0	(505)	(505)
Sell		10,525	11/2011	CBK	149	0	149
Buy		158,771	11/2011	HUS	0	(3,810)	(3,810)
Buy		21,155	11/2011	JPM	0	(526)	(526)
Buy		89,661	11/2011	MSC	0	(2,381)	(2,381)
Buy		300,000	11/2011	UAG	0	(7,292)	(7,292)
Buy	RUB	1,991,193	03/2012	CBK	0	(7,263)	(7,263)
Sell		15,535	03/2012	HUS	33	0	33
Buy	SGD	50,343	12/2011	CBK	0	(1,971)	(1,971)
Buy		418,354	12/2011	DUB	0	(27,304)	(27,304)
Buy		18,166	12/2011	HUS	0	(809)	(809)
Buy		338	12/2011	MSC	0	(3)	(3)
Sell		180	12/2011	MSC	8	0	8
Buy		138,924	12/2011	RYL	0	(8,716)	(8,716)
Buy		194,900	12/2011	UAG	0	(12,280)	(12,280)
Buy	THB	1,653,211	10/2011	BPS	117	0	117
Buy		23,233	10/2011	BRC	0	(17)	(17)
Sell		93,015	10/2011	BRC	10	0	10
Buy		391,236	10/2011	CBK	0	(423)	(423)
Buy		602,269	10/2011	DUB	0	(748)	(748)
Buy		148,243	10/2011	GST	0	(187)	(187)
Buy		41,659	10/2011	MSC	0	(30)	(30)
Buy		124,480	10/2011	UAG	2	0	2
Sell		2,836	10/2011	UAG	0	0	0
Sell		78,450	02/2012	DUB	0	(6)	(6)
Buy		2,836	02/2012	UAG	0	0	0
Buy	TRY	26,922	10/2011	BOA	0	(1,797)	(1,797)
Buy		7,506	10/2011	BRC	0	(181)	(181)
Buy		183,778	10/2011	CBK	0	(12,761)	(12,761)
Buy		31,511	10/2011	DUB	0	(1,937)	(1,937)
Buy		80,000	10/2011	FBL	0	(6,052)	(6,052)
Buy		11,715	10/2011	GST	0	(470)	(470)
Buy		165,002	10/2011	HUS	0	(9,116)	(9,116)
Sell		9,343	10/2011	HUS	0	(9)	(9)
Buy		62,495	10/2011	JPM	0	(3,784)	(3,784)
Sell		250,000	10/2011	JPM	673	0	673
Buy		34,000	10/2011	UAG	0	(1,925)	(1,925)
Sell		70,000	10/2011	UAG	3,069	0	3,069
Buy		250,000	01/2012	JPM	0	(717)	(717)

See Accompanying Notes	Semiannual Report	September 30, 2011	83

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	TWD	3,982	01/2012	BPS	$0	$(10)	$(10)
Buy		376,184	01/2012	BRC	0	(827)	(827)
Buy		1,513,680	01/2012	CBK	0	(3,278)	(3,278)
Buy		488,000	01/2012	DUB	0	(1,032)	(1,032)
Buy		400,000	01/2012	GST	0	(856)	(856)
Buy		272,568	01/2012	HUS	0	(595)	(595)
Buy		258,812	01/2012	JPM	0	(515)	(515)
Buy		300,000	01/2012	RYL	0	(646)	(646)
Buy	ZAR	34,435	10/2011	BOA	0	(750)	(750)
Buy		424,419	10/2011	BRC	0	(9,160)	(9,160)
Buy		34,347	10/2011	CBK	0	(761)	(761)
Buy		69,784	10/2011	DUB	0	(1,388)	(1,388)
Sell		2,727	10/2011	DUB	43	0	43
Buy		44,194	10/2011	GST	0	(968)	(968)
Buy		405,013	10/2011	HUS	0	(7,285)	(7,285)
Buy		684,113	10/2011	UAG	0	(15,299)	(15,299)
Buy		13,000	01/2012	BRC	23	0	23

					$45,740	$(419,985)	$(374,245)

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$38,068	$0	$38,068
Barbados
Corporate Bonds & Notes	0	6,435	0	6,435
Bermuda
Corporate Bonds & Notes	0	8,199	0	8,199
Brazil
Corporate Bonds & Notes	0	63,639	13,613	77,252
Sovereign Issues	0	183,833	0	183,833
Canada
Corporate Bonds & Notes	0	938	0	938
Cayman Islands
Asset-Backed Securities	0	597	5,183	5,780
Corporate Bonds & Notes	0	413	0	413
Chile
Corporate Bonds & Notes	0	1,599	0	1,599
China
Corporate Bonds & Notes	0	200	0	200
Sovereign Issues	0	3,464	0	3,464
Colombia
Sovereign Issues	0	84,470	0	84,470
Egypt
Bank Loan Obligations	0	5,283	0	5,283
Corporate Bonds & Notes	0	102	0	102
France
Corporate Bonds & Notes	0	58,039	0	58,039
Germany
Corporate Bonds & Notes	0	488	0	488
Guatemala
Sovereign Issues	0	8,494	0	8,494
Hungary
Sovereign Issues	0	816	0	816
India
Corporate Bonds & Notes	0	43,028	0	43,028
Indonesia
Corporate Bonds & Notes	0	51,250	0	51,250
Sovereign Issues	0	7,542	0	7,542
Ireland
Corporate Bonds & Notes	0	34,005	0	34,005
Italy
Corporate Bonds & Notes	0	12,616	0	12,616

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Kazakhstan
Corporate Bonds & Notes	$0	$164,317	$0	$164,317
Luxembourg
Corporate Bonds & Notes	0	97,432	0	97,432
Malaysia
Corporate Bonds & Notes	0	26,576	0	26,576
Mexico
Bank Loan Obligations	0	0	19,362	19,362
Corporate Bonds & Notes	0	69,908	0	69,908
Sovereign Issues	0	212,249	0	212,249
Netherlands
Corporate Bonds & Notes	0	51,188	0	51,188
Panama
Sovereign Issues	0	39,141	0	39,141
Peru
Sovereign Issues	0	8,220	0	8,220
Philippines
Sovereign Issues	0	9,691	0	9,691
Poland
Sovereign Issues	0	190,558	0	190,558
Qatar
Corporate Bonds & Notes	0	66,842	0	66,842
Sovereign Issues	0	19,383	0	19,383
Russia
Corporate Bonds & Notes	0	483,918	0	483,918
Sovereign Issues	0	14,677	0	14,677
Singapore
Corporate Bonds & Notes	0	3,378	0	3,378
South Africa
Sovereign Issues	0	166,887	0	166,887
South Korea
Corporate Bonds & Notes	0	21,723	0	21,723
Sovereign Issues	0	135,712	0	135,712
Thailand
Sovereign Issues	0	5,125	0	5,125
Tunisia
Sovereign Issues	0	72,090	0	72,090
Turkey
Sovereign Issues	0	199,576	0	199,576
United Arab Emirates
Sovereign Issues	0	26,799	0	26,799

84	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
United Kingdom
Corporate Bonds & Notes	$0	$154,896	$0	$154,896
United States
Asset-Backed Securities	0	5,827	0	5,827
Bank Loan Obligations	0	7,700	0	7,700
Corporate Bonds & Notes	0	352,919	0	352,919
Mortgage-Backed Securities	0	9,132	0	9,132
U.S. Government Agencies	0	2,622	0	2,622
U.S. Treasury Obligations	0	27,477	0	27,477
Virgin Islands (British)
Corporate Bonds & Notes	0	2,804	0	2,804
Short-Term Instruments
Certificates of Deposit	0	62,439	0	62,439
Repurchase Agreements	0	11,611	0	11,611
Short-Term Notes	0	262,230	0	262,230
Mexico Treasury Bills	0	138,637	0	138,637
U.S. Treasury Bills	0	342,876	0	342,876

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
PIMCO Short-Term Floating NAV Portfolio	$2,097,271	$0	$0	$2,097,271
	$2,097,271	$4,080,078	$38,158	$6,215,507

Short Sales, at value	$0	$(2,192)	$0	$(2,192)

Financial Derivative Instruments (7) - Assets
Foreign Exchange Contracts	0	45,740	0	45,740
Interest Rate Contracts	1,023	7,132	0	8,155
	$1,023	$52,872	$0	$53,895

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(717)	$0	$(717)
Foreign Exchange Contracts	0	(419,985)	0	(419,985)
Interest Rate Contracts	(1,452)	(11,635)	0	(13,087)
	$(1,452)	$(432,337)	$0	$(433,789)

Totals	$2,096,842	$3,698,421	$38,158	$5,833,421

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (8)
Investments, at value
Brazil
Corporate Bonds & Notes	$12,938	$705	$0	$(15)	$0	$(15)	$0	$0	$13,613	$(15)
Cayman Islands
Asset-Backed Securities	4,469	0	0	9	0	(6)	711	0	5,183	(6)
India
Corporate Bonds & Notes	5,071	494	0	1	0	(81)	0	(5,485)	0	0
Mexico
Bank Loan Obligations	10,864	8,591	0	0	0	(93)	0	0	19,362	(93)
South Korea
Sovereign Issues	50,090	0	0	0	0	0	0	(50,090)	0	0

	$83,432	$9,790	$0	$(5)	$0	$(195)	$711	$(55,575)	$38,158	$(114)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$20	$20
Unrealized appreciation on foreign currency contracts	0	0	0	45,740	0	45,740
Unrealized appreciation on OTC swap agreements	0	0	0	0	7,053	7,053

	$0	$0	$0	$45,740	$7,073	$52,813

See Accompanying Notes	Semiannual Report	September 30, 2011	85

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

September 30, 2011 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Liabilities:
Written options outstanding	$0	$0	$0	$0	$4,300	$4,300
Variation margin payable on financial derivative instruments (2)	0	0	0	0	456	456
Unrealized depreciation on foreign currency contracts	0	0	0	419,985	0	419,985
Unrealized depreciation on OTC swap agreements	0	717	0	0	4,960	5,677

	$0	$717	$0	$419,985	$9,716	$430,418

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$0	$0	$0	$890	$890
Net realized gain (loss) on futures contracts, written options and swaps	0	184	0	685	(2,967)	(2,098)
Net realized gain on foreign currency transactions	0	0	0	109,527	0	109,527

	$0	$184	$0	$110,212	$(2,077)	$108,319

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$0	$(796)	$0	$(441)	$(4,273)	$(5,510)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(449,465)	0	(449,465)

	$0	$(796)	$0	$(449,906)	$(4,273)	$(454,975)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $429 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(2,296) as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(15,432)	$14,153	$(1,279)
BPS	95	0	95
BRC	(6,229)	6,050	(179)
CBK	(73,362)	62,670	(10,692)
DUB	(42,168)	27,643	(14,525)
FBF	(69)	0	(69)
FBL	(4,428)	5,052	624
GLM	(2,650)	4,070	1,420
GST	(36,473)	29,675	(6,798)
HUS	(67,198)	55,073	(12,125)
JPM	(20,818)	17,780	(3,038)
MSC	(45,349)	34,564	(10,785)
MYB	0	(180)	(180)
MYC	(108)	(75)	(183)
RYL	(13,942)	12,288	(1,654)
SSB	4	0	4
UAG	(47,975)	40,884	(7,091)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

86	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged)

September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 2.8%

BANK LOAN OBLIGATIONS 0.1%
Seven Media Group
6.472% due 02/28/2012	AUD	3,985	$3,740
6.472% due 02/07/2013		999	938

			4,678

CORPORATE BONDS & NOTES 1.8%
Commonwealth Bank of Australia
0.630% due 09/17/2014		$12,200	12,216
0.666% due 07/12/2013		14,800	14,801
ING Bank Australia Ltd.
5.408% due 06/24/2014	AUD	10,000	9,784
5.750% due 06/24/2014		4,200	4,215
Macquarie Bank Ltd.
3.300% due 07/17/2014		$1,300	1,389
National Australia Bank Ltd.
3.375% due 07/08/2014		2,900	3,106
Suncorp-Metway Ltd.
5.250% due 09/11/2013	AUD	17,400	16,876
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		$1,100	1,149
Westpac Banking Corp.
0.617% due 09/10/2014		8,500	8,563
2.900% due 09/10/2014		600	637

			72,736

MORTGAGE-BACKED SECURITIES 0.6%
Crusade Global Trust
5.070% due 08/14/2037	AUD	9,232	8,655
Medallion Trust
0.442% due 05/25/2035		$2,141	2,105
Puma Finance Ltd.
0.368% due 02/21/2038		2,903	2,782
5.225% due 08/22/2037	AUD	4,602	4,285
5.350% due 07/12/2036		1,173	1,121
Superannuation Members Home Loan Programme
6.320% due 09/09/2041		587	572
Torrens Trust
1.695% due 10/15/2036	EUR	996	1,316
5.210% due 10/19/2038	AUD	5,120	4,824

			25,660

SOVEREIGN ISSUES 0.3%
New South Wales Treasury Corp.
6.000% due 02/01/2018		3,300	3,443
6.000% due 03/01/2022		6,700	7,070

			10,513

Total Australia (Cost $108,662)			113,587

BRAZIL 0.1%

CORPORATE BONDS & NOTES 0.1%
Petrobras International Finance Co.
5.375% due 01/27/2021		$2,700	2,757
7.875% due 03/15/2019		1,300	1,521

Total Brazil (Cost $4,243)			4,278

CANADA 3.1%

BANK LOAN OBLIGATIONS 0.0%
Novelis, Inc.
3.750% due 03/10/2017		$995	975

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.8%
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		$4,700	$4,889
Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	3,900	3,847
Honda Canada Finance, Inc.
1.458% due 03/26/2012		17,000	16,196
Master Credit Card Trust
5.297% due 08/21/2012		5,500	5,428

			30,360

SOVEREIGN ISSUES 2.3%
Canada Government Bond
1.750% due 03/01/2013		65,200	62,992
2.750% due 09/01/2016		12,500	12,700
3.500% due 06/01/2020		500	532
Province of Ontario Canada
4.000% due 06/02/2021		4,900	5,026
6.200% due 06/02/2031		2,000	2,574
Province of Quebec Canada
5.000% due 12/01/2041		5,200	5,956
6.000% due 10/01/2029		2,000	2,467

			92,247

Total Canada (Cost $126,624)			123,582

CAYMAN ISLANDS 1.6%

ASSET-BACKED SECURITIES 1.0%
ARES CLO Ltd.
0.521% due 04/20/2017		$653	635
Babson CLO Ltd.
0.606% due 11/15/2016		3,495	3,390
BlackRock Senior Income Series Corp.
0.491% due 04/20/2019		1,495	1,371
Denali Capitala CLO Ltd.
0.726% due 08/23/2016		562	553
Dryden Leveraged Loan CDO
0.895% due 12/22/2015		231	228
Duane Street CLO
0.519% due 11/08/2017		4,367	4,116
First CLO Ltd.
0.653% due 12/14/2016		595	576
Galaxy CLO Ltd.
0.493% due 04/25/2019		3,452	3,204
Hillmark Funding
0.548% due 05/21/2021		8,200	7,603
Hudson Straits CLO Ltd.
0.629% due 10/15/2016		1,120	1,098
ING Investment Management
0.596% due 12/01/2017		1,288	1,242
Katonah Ltd.
0.733% due 05/18/2015		2,006	1,943
0.905% due 02/20/2015		205	202
Octagon Investment Partners Ltd.
0.619% due 11/28/2018		5,000	4,680
Pacifica CDO Ltd.
0.513% due 01/26/2020		1,530	1,434
0.636% due 02/15/2017		2,796	2,716
0.728% due 05/13/2016		939	909
Sagamore CLO Ltd.
0.789% due 10/15/2015		721	705
Venture CDO Ltd.
0.769% due 11/26/2014		460	450

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wind River CLO Ltd.
0.680% due 12/19/2016		$2,462	$2,355

			39,410

CORPORATE BONDS & NOTES 0.6%
IPIC GMTN Ltd.
5.000% due 11/15/2020		2,200	2,266
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		4,000	4,000
Transocean, Inc.
4.950% due 11/15/2015		16,100	16,981

			23,247

Total Cayman Islands (Cost $62,449)			62,657

DENMARK 0.4%

CORPORATE BONDS & NOTES 0.0%
Realkredit Danmark A/S
2.415% due 01/01/2038	DKK	4,870	863

SOVEREIGN ISSUES 0.4%
Denmark Government International Bond
3.000% due 11/15/2021		69,100	13,490

Total Denmark (Cost $13,404)			14,353

FRANCE 5.0%

CORPORATE BONDS & NOTES 5.0%
BNP Paribas Home Loan Covered Bonds SFH
2.250% due 10/01/2012	EUR	3,000	4,021
3.750% due 12/13/2011		5,800	7,795
4.750% due 05/28/2013		3,100	4,318
Cie de Financement Foncier
1.625% due 07/23/2012		$37,200	37,289
2.500% due 09/16/2015		13,300	13,153
4.500% due 01/09/2013	EUR	3,000	4,131
Credit Agricole Home Loan SFH
1.002% due 07/21/2014		$16,600	16,208
Dexia Credit Local
2.000% due 03/05/2013		250	248
Dexia Credit Local S.A.
0.496% due 01/12/2012		23,300	23,296
0.733% due 04/29/2014		6,000	5,655
2.750% due 01/10/2014		42,100	41,860
2.750% due 04/29/2014		25,800	25,437
Vivendi S.A.
5.750% due 04/04/2013		6,740	7,114
6.625% due 04/04/2018		7,000	7,963

Total France (Cost $199,871)			198,488

GERMANY 23.0%

BANK LOAN OBLIGATIONS 0.2%
Kabel Deutschland Holding AG
4.607% due 09/13/2015	EUR	1,000	1,316
5.357% due 12/31/2016		6,700	8,728

			10,044

CORPORATE BONDS & NOTES 6.8%
FMS Wertmanagement AoR
1.661% due 02/18/2015		8,500	11,400
2.375% due 12/15/2014		52,300	71,749
2.750% due 06/03/2016		15,100	20,943
3.375% due 06/17/2021		26,100	36,997

See Accompanying Notes	Semiannual Report	September 30, 2011	87

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IKB Deutsche Industriebank AG
2.125% due 09/10/2012	EUR	13,600	$18,375
Kreditanstalt fuer Wiederaufbau
1.250% due 06/17/2013		3,050	4,101
1.493% due 03/04/2013		6,300	8,467
2.000% due 09/07/2016		19,500	26,457
2.125% due 04/11/2014		28,500	39,063
3.875% due 07/04/2013		4,800	6,743
5.500% due 06/05/2014	AUD	5,700	5,680
6.250% due 05/19/2021		18,000	18,737
Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017	EUR	1,500	2,010

			270,722

SOVEREIGN ISSUES 16.0%
Republic of Germany
2.000% due 02/26/2016		8,000	11,175
2.250% due 04/10/2015		6,700	9,422
3.250% due 07/04/2021		7,700	11,574
3.500% due 07/04/2019		5,400	8,232
4.000% due 01/04/2018		32,180	49,884
4.250% due 07/04/2017		2,800	4,362
4.250% due 07/04/2018		112,950	178,703
4.750% due 07/04/2028		15,900	27,648
5.500% due 01/04/2031		59,600	113,992
5.625% due 01/04/2028		23,900	45,341
6.250% due 01/04/2030		2,840	5,832
6.500% due 07/04/2027		82,600	168,887
State of North Rhine-Westphalia
3.500% due 03/15/2013		1,300	1,795
4.000% due 02/14/2014		100	142

			636,989

Total Germany (Cost $946,589)			917,755

INDIA 0.1%

CORPORATE BONDS & NOTES 0.1%
ICICI Bank Ltd.
2.058% due 02/24/2014		$2,000	1,959

Total India (Cost $2,000)			1,959

IRELAND 0.5%

ASSET-BACKED SECURITIES 0.3%
Dryden Leveraged Loan CDO
1.954% due 08/08/2022	EUR	3,100	3,854
Magi Funding PLC
1.835% due 04/11/2021		5,577	6,913

			10,767

CORPORATE BONDS & NOTES 0.1%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		3,400	4,810
Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/29/2049		200	259

			5,069

MORTGAGE-BACKED SECURITIES 0.1%
Emerald Mortgages PLC
1.460% due 07/15/2048		1,607	1,389
Immeo Residential Finance PLC
1.688% due 12/15/2016		3,358	4,183

			5,572

Total Ireland (Cost $22,905)			21,408

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ITALY 0.8%

ASSET-BACKED SECURITIES 0.0%
Locat Securitisation Vehicle SRL
1.712% due 12/12/2024	EUR	725	$952

CORPORATE BONDS & NOTES 0.4%
Intesa Sanpaolo SpA
2.708% due 02/24/2014		$4,100	3,695
6.500% due 02/24/2021		14,600	13,009

			16,704

SOVEREIGN ISSUES 0.4%
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (d)	EUR	7,661	8,375
4.000% due 02/01/2037		7,500	7,369

			15,744

Total Italy (Cost $36,943)			33,400

JAPAN 0.5%

SOVEREIGN ISSUES 0.5%
Japan Government International Bond
0.100% due 10/15/2012	JPY	81,000	1,050
2.500% due 09/20/2036		1,240,000	18,128

Total Japan (Cost $14,289)			19,178

JERSEY, CHANNEL ISLANDS 0.6%

CORPORATE BONDS & NOTES 0.6%
BAA Funding Ltd.
3.975% due 02/15/2012	EUR	11,744	15,813
HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	9,000	8,000

Total Jersey, Channel Islands (Cost $28,101)			23,813

LUXEMBOURG 0.4%

ASSET-BACKED SECURITIES 0.1%
Penta CLO S.A.
1.934% due 06/04/2024	EUR	2,518	3,008

BANK LOAN OBLIGATIONS 0.0%
Intelsat Ltd.
5.250% due 04/02/2018		$1,796	1,733

CORPORATE BONDS & NOTES 0.3%
Merrill Lynch S.A.
1.785% due 11/15/2011	EUR	4,200	5,621
Sunrise Communications International S.A.
7.000% due 12/31/2017		1,500	1,919
Telenet Finance Luxembourg S.C.A
6.375% due 11/15/2020		1,500	1,816
Tyco Electronics Group S.A.
6.550% due 10/01/2017		$1,000	1,178

			10,534

Total Luxembourg (Cost $15,780)			15,275

NETHERLANDS 5.7%

ASSET-BACKED SECURITIES 0.5%
Chapel BV
2.198% due 11/17/2064	EUR	1,160	1,049

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Eurocredit CDO BV
2.067% due 02/22/2020	EUR	4,236	$5,283
Globaldrive BV
2.096% due 04/20/2019		5,032	6,696
2.346% due 02/20/2016		548	734
2.946% due 04/20/2018		1,702	2,304
Jubilee CDO BV
2.016% due 10/15/2019		2,405	3,122

			19,188

CORPORATE BONDS & NOTES 2.4%
ABN AMRO Bank NV
3.250% due 01/18/2013		8,100	11,063
3.750% due 01/12/2012		900	1,214
Achmea Hypotheekbank NV
0.607% due 11/03/2014		$6,600	6,575
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 12/29/2049		1,000	1,206
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	14,900	20,998
GMAC International Finance BV
7.500% due 04/21/2015		2,100	2,567
ING Bank NV
2.250% due 08/31/2015		2,500	3,345
2.500% due 01/14/2016		$14,000	14,052
LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	4,500	6,315
NIBC Bank NV
0.707% due 12/02/2014		$22,600	22,638
2.800% due 12/02/2014		400	420
3.500% due 04/07/2014	EUR	3,000	4,222
Ziggo Finance BV
6.125% due 11/15/2017		1,900	2,476

			97,091

MORTGAGE-BACKED SECURITIES 0.1%
Arena BV
1.651% due 12/17/2064		2,497	3,287

SOVEREIGN ISSUES 2.7%
Netherlands Government Bond
4.000% due 07/15/2018		19,300	29,328
4.000% due 07/15/2019		11,100	16,993
4.250% due 07/15/2013		7,200	10,235
4.500% due 07/15/2017		33,400	51,518

			108,074

Total Netherlands (Cost $227,518)			227,640

NEW ZEALAND 3.1%

SOVEREIGN ISSUES 3.1%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	86,300	69,023
5.500% due 04/15/2023		16,800	13,812
6.000% due 12/15/2017		1,200	1,017
6.000% due 05/15/2021		45,500	38,842

Total New Zealand (Cost $120,424)			122,694

NORWAY 0.5%

CORPORATE BONDS & NOTES 0.5%
DnB NOR Boligkreditt
2.375% due 07/20/2015	EUR	2,800	3,770

88	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nordea Eiendomskreditt A/S
0.666% due 04/07/2014		$15,800	$15,800

Total Norway (Cost $19,403)			19,570

RUSSIA 0.2%

CORPORATE BONDS & NOTES 0.2%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$7,100	7,927
10.500% due 03/25/2014		1,000	1,116

Total Russia (Cost $9,234)			9,043

SOUTH KOREA 0.2%

SOVEREIGN ISSUES 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	5,300	7,318
Korea Housing Finance Corp.
4.125% due 12/15/2015		$600	619

Total South Korea (Cost $8,804)			7,937

SPAIN 1.2%

SOVEREIGN ISSUES 1.2%
Instituto de Credito Oficial
3.286% due 03/25/2014	EUR	37,000	47,932

Total Spain (Cost $52,411)			47,932

SUPRANATIONAL 1.8%

CORPORATE BONDS & NOTES 1.8%
European Union
2.500% due 12/04/2015	EUR	14,400	19,844
3.125% due 01/27/2015		11,900	16,726
3.250% due 04/04/2018		26,300	37,173

Total Supranational (Cost $77,439)			73,743

SWEDEN 0.7%

CORPORATE BONDS & NOTES 0.7%
Stadshypotek AB
0.919% due 09/30/2013		$14,500	14,492
1.450% due 09/30/2013		14,100	14,193

Total Sweden (Cost $28,598)			28,685

SWITZERLAND 0.1%

CORPORATE BONDS & NOTES 0.1%
Tyco International Ltd.
7.000% due 12/15/2019		$4,250	5,324

Total Switzerland (Cost $4,435)			5,324

UNITED KINGDOM 16.2%

ASSET-BACKED SECURITIES 0.1%
Bumper S.A.
3.035% due 06/20/2022	EUR	867	1,160
Chester Asset Receivables Dealings
2.335% due 01/15/2014		2,600	3,481

			4,641

CORPORATE BONDS & NOTES 5.6%
Abbey National Treasury Services PLC
3.125% due 06/30/2014		35,200	47,434
Bank of Scotland PLC
4.375% due 07/13/2016		2,500	3,526
4.500% due 10/23/2013		600	839

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 07/24/2012	AUD	6,000	$5,835
Barclays Bank PLC
2.700% due 03/05/2012		$300	303
6.050% due 12/04/2017		5,300	4,875
7.434% due 09/29/2049		1,500	1,237
10.179% due 06/12/2021		4,940	5,301
BP Capital Markets PLC
3.100% due 10/07/2014	EUR	900	1,229
3.125% due 03/10/2012		$200	202
3.125% due 10/01/2015		7,100	7,347
3.830% due 10/06/2017	EUR	500	689
British Sky Broadcasting Group PLC
6.100% due 02/15/2018		$4,300	4,768
HBOS PLC
6.750% due 05/21/2018		4,300	3,674
LBG Capital No.1 PLC
7.375% due 03/12/2020	EUR	400	383
7.875% due 11/01/2020		$1,100	808
8.000% due 12/29/2049		500	338
8.500% due 12/29/2049		17,858	12,233
LBG Capital No.2 PLC
6.385% due 05/12/2020	EUR	200	178
Lloyds TSB Bank PLC
1.246% due 04/02/2012		$8,500	8,540
2.603% due 01/24/2014		4,300	4,189
4.875% due 01/21/2016		3,600	3,554
5.800% due 01/13/2020		800	763
12.000% due 12/29/2049		6,000	5,512
Nationwide Building Society
2.500% due 08/17/2012		5,000	5,082
2.875% due 09/14/2015	EUR	3,700	4,967
5.500% due 07/18/2012		$26,800	27,696
Pearson Dollar Finance PLC
5.500% due 05/06/2013		2,500	2,661
5.700% due 06/01/2014		6,800	7,489
Rexam PLC
6.750% due 06/01/2013		1,000	1,071
Royal Bank of Scotland Group PLC
0.579% due 03/30/2012		44,300	44,332
2.750% due 06/18/2013	EUR	2,700	3,646
6.666% due 04/29/2049	CAD	4,700	2,699
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	1,192
XL Capital Finance Europe PLC
6.500% due 01/15/2012		500	507

			225,099

MORTGAGE-BACKED SECURITIES 1.3%
Eurosail PLC
1.690% due 03/13/2045	EUR	600	637
Granite Mortgages PLC
1.305% due 09/20/2044	GBP	2,151	3,196
Holmes Master Issuer PLC
3.001% due 10/15/2054	EUR	13,700	18,352
Mansard Mortgages PLC
1.568% due 12/15/2049	GBP	6,620	8,529
Newgate Funding PLC
2.128% due 12/15/2050	EUR	4,500	4,692
2.168% due 12/15/2050	GBP	3,100	2,398
2.778% due 12/15/2050	EUR	2,400	1,595
3.028% due 12/15/2050		4,000	2,075
Opera Finance PLC
1.795% due 01/15/2015		4,350	3,702
RMAC Securities PLC
0.487% due 06/12/2044		$500	387
1.079% due 06/12/2044	GBP	800	968

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Southern Pacific Financing PLC
1.509% due 12/10/2042	GBP	456	$411
Windermere CMBS PLC
1.083% due 04/24/2017		3,512	4,486

			51,428

SOVEREIGN ISSUES 9.2%
United Kingdom Gilt
3.750% due 09/07/2019		4,550	7,975
4.000% due 09/07/2016		27,800	48,792
4.250% due 12/07/2027		12,800	23,014
4.250% due 06/07/2032		19,900	35,454
4.250% due 03/07/2036		16,500	29,175
4.250% due 09/07/2039		8,600	15,140
4.250% due 12/07/2040		37,800	66,431
4.500% due 09/07/2034		8,600	15,789
4.750% due 03/07/2020		200	375
4.750% due 12/07/2030		51,300	97,645
4.750% due 12/07/2038		300	572
5.000% due 03/07/2025		7,300	14,203
6.000% due 12/07/2028		5,600	12,196

			366,761

Total United Kingdom (Cost $629,677)			647,929

UNITED STATES 30.8%

ASSET-BACKED SECURITIES 1.2%
ACE Securities Corp.
0.285% due 12/25/2036		$61	60
Amortizing Residential Collateral Trust
0.815% due 07/25/2032		8	7
0.935% due 10/25/2031		4	3
Asset-Backed Funding Certificates
0.585% due 06/25/2034		4,179	2,986
Carrington Mortgage Loan Trust
0.555% due 10/25/2035		80	73
CIT Group Home Equity Loan Trust
0.505% due 06/25/2033		36	29
0.815% due 03/25/2033		2	2
Citibank Omni Master Trust
2.329% due 05/16/2016		12,500	12,608
2.979% due 08/15/2018		2,100	2,199
Citigroup Mortgage Loan Trust, Inc.
0.295% due 05/25/2037		1,435	1,373
0.295% due 07/25/2045		3,142	2,354
0.305% due 05/25/2037		634	507
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		318	333
6.681% due 12/01/2033		226	241
Countrywide Asset-Backed Certificates
0.335% due 09/25/2047		1,198	1,172
0.415% due 09/25/2036		279	220
0.575% due 12/25/2036		190	81
0.715% due 12/25/2031		13	6
5.103% due 05/25/2035		2,000	1,591
Credit Suisse First Boston Mortgage Securities Corp.
0.855% due 01/25/2032		2	2
Home Equity Asset Trust
0.835% due 11/25/2032		1	1
Home Equity Mortgage Trust
5.500% due 01/25/2037		484	70
Indymac Residential Asset-Backed Trust
0.685% due 08/25/2035		1,000	751

See Accompanying Notes	Semiannual Report	September 30, 2011	89

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lehman XS Trust
0.385% due 04/25/2037		$2,960	$1,656
0.465% due 06/25/2046 (a)		201	12
0.475% due 11/25/2046		532	106
0.555% due 11/25/2046		1,000	93
Long Beach Mortgage Loan Trust
0.795% due 10/25/2034		360	265
Merrill Lynch Mortgage Investors, Inc.
0.305% due 07/25/2037		128	125
0.315% due 09/25/2037		242	56
0.355% due 02/25/2037		78	38
Morgan Stanley ABS Capital
1.180% due 06/25/2034		2,021	1,483
Morgan Stanley Mortgage Loan Trust
0.305% due 01/25/2047		20	16
0.595% due 04/25/2037		799	309
Nationstar Home Equity Loan Trust
0.295% due 06/25/2037		43	43
New Century Home Equity Loan Trust
1.120% due 05/25/2034		4,120	2,978
Novastar Home Equity Loan
0.945% due 12/25/2033		381	329
Plymouth Rock CLO Ltd.
1.790% due 02/16/2019		740	733
Popular ABS Mortgage Pass-Through Trust
0.325% due 06/25/2047		1,395	1,214
Renaissance Home Equity Loan Trust
0.735% due 12/25/2033		719	578
Residential Asset Securities Corp.
0.735% due 07/25/2032 (a)		37	21
SACO, Inc.
0.355% due 05/25/2036		123	113
Securitized Asset-Backed Receivables LLC Trust
0.275% due 01/25/2037		147	140
0.285% due 12/25/2036		176	117
SLM Student Loan Trust
1.753% due 04/25/2023		2,320	2,386
1.798% due 09/15/2021	EUR	4,885	6,421
Soundview Home Equity Loan Trust
0.295% due 11/25/2036		$46	12
0.485% due 08/25/2037		3,000	937
Structured Asset Investment Loan Trust
0.595% due 10/25/2035		1,930	1,349
Structured Asset Securities Corp.
0.635% due 05/25/2034		8	7
0.815% due 01/25/2033		9	8
1.735% due 04/25/2035		511	390
Washington Mutual Asset-Backed Certificates
0.295% due 10/25/2036		136	97

			48,701

BANK LOAN OBLIGATIONS 0.4%
AGFS Funding Co.
5.500% due 05/10/2017		12,000	10,545
Charter Communications, Inc.
3.620% due 09/06/2016		1,985	1,926
HCA, Inc.
2.869% due 05/02/2016		987	923
Remy International, Inc.
6.250% due 12/17/2016		995	950
U.S. Airways Group, Inc.
2.739% due 03/23/2014		986	843

			15,187

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 8.4%
Ally Financial, Inc.
3.751% due 06/20/2014		$4,600	$4,202
6.625% due 05/15/2012		14,452	14,633
8.300% due 02/12/2015		3,000	2,974
American International Group, Inc.
1.783% due 07/19/2013	EUR	1,100	1,362
4.875% due 03/15/2067		3,400	2,695
5.750% due 03/15/2067	GBP	500	503
8.000% due 05/22/2038	EUR	11,700	12,305
8.000% due 05/22/2068		300	315
8.625% due 05/22/2038	GBP	700	917
AutoZone, Inc.
5.875% due 10/15/2012		$1,600	1,672
6.500% due 01/15/2014		100	111
7.125% due 08/01/2018		700	842
Aviation Capital Group Corp.
7.125% due 10/15/2020		300	298
Avnet, Inc.
6.625% due 09/15/2016		500	557
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	21,600	29,172
4.250% due 04/05/2017		800	1,107
Bank of America Corp.
0.509% due 10/14/2016		$1,600	1,250
4.000% due 03/28/2018	EUR	3,800	3,536
4.750% due 05/23/2017		6,000	5,813
Boston Scientific Corp.
6.400% due 06/15/2016		$2,700	3,023
Cardinal Health, Inc.
5.800% due 10/15/2016		1,000	1,154
6.000% due 06/15/2017		1,000	1,158
CenturyLink, Inc.
6.000% due 04/01/2017		2,800	2,748
CIT Group, Inc.
5.250% due 04/01/2014		10,800	10,503
Citigroup, Inc.
1.683% due 03/05/2014	EUR	1,300	1,633
1.764% due 02/09/2016		5,035	5,940
5.500% due 04/11/2013		$900	927
5.500% due 10/15/2014		700	728
6.000% due 12/13/2013		8,900	9,354
6.125% due 05/15/2018		600	645
6.400% due 03/27/2013	EUR	1,900	2,611
CommonWealth REIT
5.750% due 11/01/2015		$8,250	8,655
Computer Sciences Corp.
6.500% due 03/15/2018		4,350	4,710
CRH America, Inc.
8.125% due 07/15/2018		1,000	1,172
Erac USA Finance LLC
6.375% due 10/15/2017		1,300	1,510
General Electric Capital Corp.
0.351% due 09/20/2013		400	387
Goldman Sachs Group, Inc.
1.269% due 02/07/2014		1,900	1,822
1.905% due 02/04/2013	EUR	2,000	2,562
2.059% due 02/02/2015		2,500	2,998
HCP, Inc.
5.650% due 12/15/2013		$3,000	3,153
6.700% due 01/30/2018		2,900	3,141
International Lease Finance Corp.
5.300% due 05/01/2012		8,000	7,940
5.350% due 03/01/2012		300	298
5.400% due 02/15/2012		2,400	2,388
5.875% due 05/01/2013		8,700	8,439

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.375% due 03/25/2013		$4,450	$4,350
6.500% due 09/01/2014		7,000	7,035
6.625% due 11/15/2013		8,000	7,800
6.750% due 09/01/2016		5,700	5,743
Jones Group, Inc.
5.125% due 11/15/2014		8,025	7,915
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		500	501
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		4,600	1,127
6.875% due 05/02/2018 (a)		14,600	3,632
Lennar Corp.
5.950% due 10/17/2011		700	701
Loews Corp.
5.250% due 03/15/2016		800	871
Marsh & McLennan Cos., Inc.
6.250% due 03/15/2012		300	306
Masco Corp.
5.875% due 07/15/2012		700	713
6.125% due 10/03/2016		11,000	10,745
Maytag Corp.
5.000% due 05/15/2015		2,200	2,380
Merrill Lynch & Co., Inc.
1.812% due 10/31/2011	EUR	3,300	4,414
1.836% due 08/25/2014		600	694
1.839% due 08/09/2013		1,800	2,205
1.840% due 05/30/2014		1,500	1,748
1.872% due 01/31/2014		2,700	3,201
2.054% due 07/22/2014		1,000	1,163
2.287% due 09/27/2012		6,800	8,828
6.400% due 08/28/2017		$3,700	3,594
6.875% due 04/25/2018		1,200	1,203
Morgan Stanley
0.700% due 10/18/2016		500	390
1.853% due 01/24/2014		13,700	12,790
1.870% due 03/01/2013	EUR	1,000	1,268
2.001% due 04/13/2016		100	110
5.187% due 03/01/2013	AUD	5,200	4,875
Norfolk Southern Corp.
5.257% due 09/17/2014		$1,000	1,098
PPG Industries, Inc.
6.650% due 03/15/2018		4,000	4,933
Puget Energy, Inc.
6.500% due 12/15/2020		2,600	2,656
Qwest Corp.
3.597% due 06/15/2013		1,500	1,511
RBS Capital Trust I
4.709% due 12/29/2049		450	207
Regions Financial Corp.
7.750% due 11/10/2014		1,400	1,410
Reynolds American, Inc.
7.250% due 06/01/2013		4,000	4,366
Ryder System, Inc.
5.850% due 03/01/2014		500	547
Sealed Air Corp.
5.625% due 07/15/2013		2,300	2,404
Simon Property Group LP
6.125% due 05/30/2018		2,500	2,818
Spectra Energy Capital LLC
6.200% due 04/15/2018		1,000	1,132
Sprint Capital Corp.
8.375% due 03/15/2012		2,900	2,943
8.750% due 03/15/2032		1,100	961
SSIF Nevada LP
0.949% due 04/14/2014		10,000	10,007

90	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Street Capital Trust IV
1.347% due 06/01/2077		$3,900	$2,689
Time Warner Cable, Inc.
5.875% due 11/15/2040		4,100	4,227
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,052
WM Covered Bond Program
4.000% due 09/27/2016	EUR	3,500	4,914
4.375% due 05/19/2014		6,900	9,658

			333,698

MORTGAGE-BACKED SECURITIES 7.2%
Adjustable Rate Mortgage Trust
2.871% due 09/25/2035		$414	293
4.821% due 07/25/2035		929	760
American Home Mortgage Assets
0.425% due 09/25/2046		2,178	1,076
0.465% due 09/25/2046 (a)		434	51
1.162% due 11/25/2046		5,726	2,480
American Home Mortgage Investment Trust
2.037% due 09/25/2045		945	754
2.258% due 10/25/2034		1,038	882
Banc of America Funding Corp.
2.733% due 02/20/2036		2,980	2,587
5.747% due 01/20/2047		618	416
5.750% due 11/25/2035		722	712
5.962% due 10/20/2046		3,171	1,783
Banc of America Large Loan, Inc.
1.979% due 11/15/2015		8,295	7,406
Banc of America Mortgage Securities, Inc.
2.764% due 09/25/2035		800	603
BCAP LLC Trust
0.405% due 01/25/2037 (a)		7,969	3,974
0.976% due 01/26/2047		1,850	1,314
5.250% due 02/26/2036		3,631	3,643
5.250% due 04/26/2037		3,755	3,455
5.250% due 08/26/2037		4,000	3,936
5.417% due 02/26/2036		890	820
Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 08/25/2035		4,161	3,837
2.560% due 10/25/2035		3,141	2,608
2.661% due 10/25/2033		411	392
2.710% due 03/25/2035		6,627	6,178
2.727% due 10/25/2035		300	283
2.731% due 03/25/2035		1,424	1,349
2.814% due 05/25/2034		278	260
2.823% due 11/25/2034		1,945	1,513
2.846% due 02/25/2034		65	56
2.876% due 05/25/2034		1,055	947
5.138% due 08/25/2035		3,100	3,035
5.653% due 02/25/2036		938	558
5.680% due 02/25/2033		34	32
Bear Stearns Alt-A Trust
2.607% due 11/25/2036		4,734	2,797
2.725% due 02/25/2036 (a)		5,300	2,039
2.772% due 09/25/2035		3,423	2,323
2.813% due 11/25/2035 (a)		145	80
2.849% due 11/25/2036		2,403	1,255
5.064% due 11/25/2036		1,371	774
5.780% due 08/25/2036		3,430	1,965
Bella Vista Mortgage Trust
0.480% due 05/20/2045		80	41
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037		4,978	4,833

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
2.370% due 08/25/2035	$1,864	$1,702
2.450% due 08/25/2035	1,995	1,661
2.500% due 12/25/2035	1,755	1,516
2.547% due 07/25/2046	3,793	2,387
2.660% due 10/25/2035	6,982	5,516
2.701% due 08/25/2035	1,027	911
Citimortgage Alternative Loan Trust
5.750% due 07/25/2022	1,766	1,690
Commercial Mortgage Pass-Through Certificates
0.442% due 02/05/2019	2,700	2,598
3.156% due 07/10/2046	8,645	8,751
Community Program Loan Trust
4.500% due 10/01/2018	100	100
Countrywide Alternative Loan Trust
0.426% due 12/20/2046	3,013	1,508
0.435% due 05/25/2036	116	61
0.435% due 06/25/2037	2,907	1,813
0.440% due 03/20/2046	143	75
0.445% due 05/25/2035	2,529	1,437
0.445% due 07/25/2046	2,425	1,464
0.485% due 09/25/2046	1,700	232
0.495% due 07/25/2046	1,300	141
0.510% due 09/20/2046	1,700	185
0.585% due 05/25/2037	1,617	815
0.585% due 06/25/2037	853	128
0.655% due 12/25/2035	574	176
1.742% due 11/25/2035	1,156	627
2.282% due 11/25/2035	919	500
5.250% due 06/25/2035	621	515
6.000% due 10/25/2032	9	9
6.000% due 01/25/2037 (a)	3,239	2,144
6.000% due 04/25/2037	2,630	1,785
6.250% due 08/25/2037 (a)	1,159	714
Countrywide Home Loan Mortgage Pass-Through Trust
0.525% due 04/25/2035	181	110
0.555% due 03/25/2035	1,908	983
0.565% due 02/25/2035	160	111
0.575% due 02/25/2035	193	131
0.575% due 03/25/2036	810	308
2.595% due 02/20/2036	1,449	1,080
2.793% due 08/25/2034	252	177
4.173% due 11/19/2033	44	41
4.922% due 11/20/2034	2,797	2,521
5.033% due 01/20/2035	418	386
5.379% due 04/20/2036	919	650
5.631% due 09/25/2047	2,473	1,671
Credit Suisse First Boston Mortgage Securities Corp.
1.385% due 03/25/2034	343	292
2.440% due 07/25/2033	62	53
2.569% due 08/25/2033	513	487
Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	1,300	1,366
5.946% due 12/18/2049	6,400	7,166
6.500% due 07/26/2036	1,379	760
DBUBS Mortgage Trust
0.319% due 11/10/2046 (b)	15,100	293
1.571% due 11/10/2046 (b)	38,944	2,349
Deutsche ALT-A Securities, Inc.
0.335% due 10/25/2036	199	75
5.500% due 12/25/2035	1,562	1,132
6.300% due 07/25/2036 (a)	1,375	680
First Horizon Asset Securities, Inc.
2.565% due 12/25/2033	363	334
2.746% due 08/25/2035	359	286

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GMAC Mortgage Corp. Loan Trust
2.959% due 06/25/2034	$91	$75
Greenpoint Mortgage Funding Trust
0.415% due 01/25/2037	1,821	980
0.435% due 12/25/2046 (a)	1,426	197
0.445% due 04/25/2036	1,033	521
0.455% due 06/25/2045	574	360
0.505% due 11/25/2045	112	64
Greenpoint Mortgage Pass-Through Certificates
2.810% due 10/25/2033	236	191
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	1,200	1,279
GS Mortgage Securities Corp.
1.142% due 03/06/2020	256	254
GSR Mortgage Loan Trust
1.850% due 03/25/2033	416	393
2.681% due 09/25/2035	1,600	1,314
2.738% due 09/25/2035	773	714
2.764% due 05/25/2035	189	146
Harborview Mortgage Loan Trust
0.420% due 09/19/2037	1,164	695
0.420% due 01/19/2038	6,315	3,814
0.421% due 07/21/2036	1,990	1,157
0.450% due 05/19/2035	1,231	759
0.470% due 03/19/2036	321	188
0.510% due 02/19/2036	960	532
0.580% due 01/19/2035	118	67
0.970% due 02/19/2034	8	6
2.765% due 07/19/2035	190	128
2.777% due 07/19/2035	90	69
2.955% due 05/19/2033	680	618
Homebanc Mortgage Trust
0.505% due 10/25/2035	3,006	1,962
Impac CMB Trust
0.895% due 03/25/2035	118	81
1.015% due 10/25/2034	1,077	877
Indymac IMSC Mortgage Loan Trust
0.415% due 07/25/2047	5,139	2,512
Indymac INDA Mortgage Loan Trust
5.178% due 11/25/2035	2,389	2,046
Indymac Index Mortgage Loan Trust
0.445% due 05/25/2046	1,691	1,004
0.475% due 06/25/2037	351	226
0.525% due 11/25/2036	1,115	290
2.662% due 12/25/2034	301	209
4.933% due 09/25/2035	660	128
5.000% due 08/25/2035	651	453
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	1,147	1,078
JPMorgan Chase Commercial Mortgage Securities Corp.
2.749% due 11/15/2043	570	572
5.455% due 01/12/2043	2,000	2,135
JPMorgan Mortgage Trust
2.105% due 11/25/2033	390	372
2.780% due 10/25/2035	771	638
2.817% due 02/25/2036	1,900	1,434
5.304% due 08/25/2035	1,400	1,228
5.314% due 07/27/2037	1,847	1,411
Luminent Mortgage Trust
0.405% due 12/25/2036	7,639	4,237
MASTR Adjustable Rate Mortgages Trust
0.445% due 04/25/2046	537	283
0.575% due 05/25/2047	1,500	171
2.721% due 11/21/2034	2,520	2,367

See Accompanying Notes	Semiannual Report	September 30, 2011	91

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Alternative Loans Trust
0.635% due 03/25/2036	$662	$177
Mellon Residential Funding Corp.
0.669% due 12/15/2030	10	9
Merrill Lynch Mortgage Investors, Inc.
0.445% due 02/25/2036	9,282	6,211
0.485% due 08/25/2036	483	362
2.277% due 02/25/2033	253	221
2.618% due 06/25/2035	1,246	1,032
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.414% due 07/12/2046	700	754
MLCC Mortgage Investors, Inc.
0.485% due 11/25/2035	1,562	1,286
1.222% due 10/25/2035	2,976	2,425
1.653% due 10/25/2035	2,304	2,004
5.511% due 06/25/2037	931	786
Nomura Asset Acceptance Corp.
2.496% due 10/25/2035	330	214
5.364% due 02/25/2036 (a)	518	302
5.820% due 03/25/2047	1,088	869
6.138% due 03/25/2047	930	748
RBSSP Resecuritization Trust
5.932% due 10/26/2036	3,322	3,294
Residential Accredit Loans, Inc.
0.385% due 02/25/2047	2,368	1,029
0.415% due 06/25/2046	5,485	1,871
0.445% due 04/25/2046	137	56
0.535% due 01/25/2035	1,843	1,410
0.540% due 09/25/2046	1,962	284
5.676% due 09/25/2035	918	584
Residential Asset Securitization Trust
0.685% due 12/25/2036 (a)	638	202
5.750% due 02/25/2036 (a)	1,095	741
6.250% due 10/25/2036 (a)	689	451
6.500% due 08/25/2036 (a)	1,179	698
Residential Funding Mortgage Securities
3.033% due 09/25/2035	477	305
5.267% due 06/25/2035	1,459	1,252
Structured Adjustable Rate Mortgage Loan Trust
0.455% due 05/25/2037	161	87
1.652% due 01/25/2035	64	39
2.488% due 02/25/2034	423	386
2.534% due 04/25/2034	1,066	873
6.000% due 10/25/2037 (a)	721	282
Structured Asset Mortgage Investments, Inc.
0.425% due 07/25/2046	1,814	970
0.445% due 04/25/2036	665	378
0.455% due 05/25/2036	5,082	2,637
0.455% due 09/25/2047	200	73
0.465% due 05/25/2045	826	484
0.480% due 07/19/2035	6,099	4,773
0.485% due 09/25/2047	638	151
0.545% due 12/25/2035	58	31
0.810% due 07/19/2034	27	22
1.742% due 08/25/2047	3,221	1,639
Structured Asset Securities Corp.
2.655% due 10/25/2035	307	243
5.500% due 05/25/2035	955	939
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	194	39
Thornburg Mortgage Securities Trust
0.345% due 11/25/2046	454	452
Wachovia Bank Commercial Mortgage Trust
0.319% due 09/15/2021	4,262	4,113
5.926% due 06/15/2049	974	985

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WaMu Mortgage Pass-Through Certificates
0.455% due 07/25/2046 (a)	$395	$25
0.465% due 04/25/2045	1,793	1,401
0.495% due 11/25/2045	425	330
0.505% due 12/25/2045	1,428	1,103
0.525% due 10/25/2045	332	257
0.545% due 01/25/2045	348	267
0.555% due 01/25/2045	249	195
0.620% due 11/25/2034	1,981	1,519
0.740% due 11/25/2034 (l)	1,343	867
0.942% due 02/25/2047	1,993	1,125
0.982% due 01/25/2047	1,785	951
1.002% due 04/25/2047	1,234	827
1.062% due 12/25/2046	6,186	3,612
1.222% due 06/25/2046	3,120	2,252
1.242% due 02/25/2046	426	298
1.448% due 05/25/2041	337	292
1.642% due 06/25/2042	190	146
1.642% due 08/25/2042	150	124
1.742% due 11/25/2046	363	259
2.473% due 09/25/2033	6,400	6,088
2.538% due 08/25/2034	1,303	1,222
2.576% due 03/25/2034	1,259	1,181
2.579% due 03/25/2035	735	643
2.580% due 06/25/2033	206	198
2.665% due 12/25/2036	3,368	2,152
2.838% due 07/25/2046	2,812	1,946
2.838% due 10/25/2046	5,671	3,934
5.176% due 12/25/2035	1,787	1,525
5.186% due 04/25/2037	2,748	1,870
5.319% due 02/25/2037	1,677	1,067
5.672% due 03/25/2036	3,013	2,603
5.952% due 08/25/2046	5,000	4,149
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.485% due 07/25/2046	341	65
1.182% due 07/25/2046	1,138	416
1.212% due 05/25/2046	3,117	1,533
Washington Mutual MSC Mortgage Pass-Through Certificates
2.262% due 02/25/2033	4	4
Wells Fargo Mortgage-Backed Securities Trust
2.702% due 04/25/2036	958	847
2.724% due 10/25/2035	3,929	3,459
2.731% due 03/25/2036	8,246	6,810
5.617% due 04/25/2036	682	294

		285,967

MUNICIPAL BONDS & NOTES 2.3%
Alameda County, California Oakland Unified School District General Obligation Bonds, (BABs), Series 2009
9.500% due 08/01/2034	1,000	1,106
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	3,800	4,522
7.350% due 11/01/2039	1,900	2,266
7.550% due 04/01/2039	1,000	1,226
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	11,335	14,035
California State General Obligation Notes, Series 2009
4.850% due 10/01/2014	1,000	1,079
Centre County, Pennsylvania Hospital Authority Revenue Bond, Series 2011
7.000% due 11/15/2046	2,700	3,011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chicago, Illinois Airport Revenue Bonds, (BABs), Series 2010
6.395% due 01/01/2040	$3,900	$4,679
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	2,000	1,403
5.750% due 06/01/2047	3,300	2,330
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	500	563
Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	3,800	3,818
4.071% due 01/01/2014	3,700	3,818
4.421% due 01/01/2015	1,100	1,147
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	705	666
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	8,100	10,027
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,400	2,467
5.000% due 06/01/2041	770	498
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.500% due 06/15/2041	5,600	6,132
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.271% due 12/01/2037	4,500	5,636
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	3,590	3,958
Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	5,000	3,184
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	2,600	1,866
5.875% due 06/01/2047	7,100	4,990
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 09/01/2041	1,000	1,106
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	2,000	141
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	1,000	1,077
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	8,460	6,160

		92,911

	SHARES
PREFERRED SECURITIES 0.0%
Citigroup Capital XIII
7.875% due 10/30/2040	75,000	1,981
SLM Corp.
5.620% due 01/16/2018	15,700	326

		2,307

92	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 10.9%
Fannie Mae
0.295% due 07/25/2037	$1,671	$1,611
0.355% due 03/25/2034	25	25
0.385% due 08/25/2034	21	20
0.435% due 10/27/2037	7,400	7,356
0.635% due 06/25/2029	17	17
0.665% due 11/25/2040	13,798	13,809
0.685% due 11/25/2040	14,046	14,060
0.735% due 10/25/2040 - 12/25/2040	22,009	22,073
1.452% due 06/01/2043 - 10/01/2044	412	416
2.142% due 12/01/2034	97	100
2.373% due 06/01/2035	130	137
2.427% due 05/01/2026	19	20
2.555% due 11/01/2034	2,345	2,490
2.580% due 11/01/2015	1,975	2,023
2.609% due 03/01/2033	188	191
3.167% due 09/01/2019	9	9
4.000% due 08/01/2040 - 10/01/2041	239,410	251,188
4.542% due 12/01/2036	241	253
4.700% due 09/01/2035	436	468
5.700% due 08/01/2018	3,697	4,012
6.000% due 04/25/2043 - 07/25/2044	1,422	1,589
6.500% due 06/25/2044	37	42
FDIC Structured Sale Guaranteed Notes
0.721% due 11/29/2037	1,406	1,397
Federal Housing Administration
6.896% due 07/01/2020	734	726
7.430% due 09/01/2022 - 11/01/2022	54	54
Freddie Mac
0.495% due 08/25/2031	45	43
0.579% due 12/15/2030	89	89
0.679% due 12/15/2031	97	98
0.709% due 10/15/2040	8,646	8,653
0.729% due 11/15/2040	3,151	3,157
0.829% due 12/15/2037	7,569	7,625
1.122% due 10/15/2040	14,592	14,551
1.451% due 10/25/2044	1,225	1,261

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.442% due 06/01/2024	$38	$40
2.552% due 09/01/2035	99	105
3.000% due 03/01/2036	273	284
4.500% due 07/15/2018	433	439
4.756% due 11/01/2035	473	506
4.909% due 10/01/2035	329	349
5.052% due 08/01/2035	406	434
5.089% due 10/01/2035	455	488
Ginnie Mae
2.125% due 10/20/2029	28	29
6.000% due 08/20/2034	5,348	6,413
NCUA Guaranteed Notes
0.594% due 11/06/2017	61,712	61,731
0.604% due 03/06/2020	3,303	3,303

		433,684

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Bonds
3.750% due 08/15/2041	6,400	7,481
U.S. Treasury Notes
2.125% due 08/15/2021	3,400	3,467
3.125% due 05/15/2021 (h)	2,800	3,113

		14,061

Total United States (Cost $1,299,337)		1,226,516

VIRGIN ISLANDS (BRITISH) 0.1%

CORPORATE BONDS & NOTES 0.1%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$2,800	2,586

Total Virgin Islands (British) (Cost $2,782)		2,586

SHORT-TERM INSTRUMENTS 7.7%

CERTIFICATES OF DEPOSIT 0.5%
Banco do Brasil S.A.
0.000% due 02/15/2012	$18,500	18,389

COMMERCIAL PAPER 0.2%
Vodafone Group PLC
0.880% due 01/19/2012	9,600	9,587

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 0.2%
Banc of America Securities LLC
0.090% due 10/03/2011		$7,000	$7,000
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 0.500% due 08/15/2014 valued at $7,149. Repurchase proceeds are $7,000.)
State Street Bank and Trust Co.
0.010% due 10/03/2011		1,915	1,915
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $1,958. Repurchase proceeds are $1,915.)

			8,915

JAPAN TREASURY BILLS 2.0%
0.099% due 10/31/2011	JPY	6,180,000	80,118

U.S. TREASURY BILLS 1.3%
0.029% due 10/20/2011 - 03/08/2012 (c)(f)(h)(i)		$53,173	53,166

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 3.5%
		13,537,277	135,549

Total Short-Term Instruments (Cost $304,844)			305,724

Total Investments 107.2% (Cost $4,366,766)			$4,275,056

Written Options (k) (0.1%) (Premiums $5,631)			(1,991)

Other Assets and Liabilities (Net) (7.1%)			(284,534)

Net Assets 100.0%			$3,988,531

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $44,491 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $39,500 at a weighted average interest rate of 0.113%. On September 30, 2011, there were no open reverse repurchase agreements.
(h)	Securities with an aggregate market value of $7,518 and cash of $6,750 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Canada Government 10-Year Bond December Futures	Long	12/2011	561	$1,630
Euro-Bobl December Futures	Long	12/2011	136	(104)
Euro-Bobl December Futures Put Options Strike @ EUR 110.000	Long	12/2011	2,050	(17)
Euro-Bobl December Futures Put Options Strike @ EUR 112.000	Long	12/2011	353	0
Euro-Bund 10-Year Bond December Futures	Short	12/2011	718	7

See Accompanying Notes	Semiannual Report	September 30, 2011	93

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Bond December Futures Put Options Strike @ EUR 113.000	Long	12/2011	2,000	$(2)
Japan Government 10-Year Bond December Futures	Long	12/2011	77	(469)
U.S. Treasury 10-Year Note December Futures	Short	12/2011	260	15
United Kingdom Government 10-Year Gilt December Futures	Long	12/2011	136	250

				$1,310

(i)	Centrally cleared swap agreements outstanding on September 30, 2011:

Securities with an aggregate market value of $753 and cash of $1,950 have been pledged as collateral for centrally cleared swaps as of September 30, 2011.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	$47,500	$(6,664)	$(744)
Receive	3-Month USD-LIBOR	3.250%	12/21/2021	14,500	(1,467)	(489)

					$(8,131)	$(1,233)

(j)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	CBK	(0.680%	)	12/20/2012	0.180%	$	1,600	$(10)	$0	$(10)
AutoZone, Inc.	DUB	(1.000%	)	03/20/2014	0.335%		100	(2)	(2)	0
AutoZone, Inc.	GST	(1.090%	)	09/20/2018	0.891%		700	(9)	0	(9)
Avnet, Inc.	BRC	(1.000%	)	09/20/2016	3.211%		500	49	16	33
Cardinal Health, Inc.	DUB	(1.000%	)	12/20/2016	0.695%		1,000	(15)	(19)	4
Cardinal Health, Inc.	DUB	(1.000%	)	06/20/2017	0.749%		1,000	(15)	(20)	5
CenturyLink, Inc.	BOA	(0.595%	)	06/20/2017	3.801%		2,800	440	0	440
CommonWealth REIT	MYC	(1.960%	)	12/20/2015	2.866%		8,250	284	0	284
Computer Sciences Corp.	BRC	(0.760%	)	03/20/2018	3.077%		850	110	0	110
Computer Sciences Corp.	GST	(1.180%	)	03/20/2018	3.077%		3,500	369	0	369
Erac USA Finance LLC	GST	(0.800%	)	12/20/2017	0.869%		1,300	5	0	5
HCP, Inc.	BRC	(1.150%	)	03/20/2018	3.270%		2,900	336	0	336
HCP, Inc.	MYC	(2.030%	)	12/20/2013	2.023%		3,000	(3)	0	(3)
International Lease Finance Corp.	BRC	(0.170%	)	03/20/2012	5.688%		2,400	61	0	61
International Lease Finance Corp.	GST	(5.000%	)	06/20/2013	7.223%		8,700	286	(412)	698
International Lease Finance Corp.	JPM	(1.620%	)	06/20/2012	5.689%		8,000	224	0	224
International Lease Finance Corp.	MYC	(1.590%	)	12/20/2013	7.624%		8,000	929	0	929
Jones Group, Inc.	BOA	(5.000%	)	12/20/2014	3.250%		7,800	(426)	(501)	75
Lennar Corp.	BOA	(5.750%	)	12/20/2012	3.089%		700	(24)	0	(24)
Lennar Corp.	BPS	(5.000%	)	06/20/2015	5.131%		1,000	2	(31)	33
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.806%		800	16	0	16
Marsh & McLennan Cos., Inc.	BOA	(1.000%	)	03/20/2012	0.283%		300	(1)	(5)	4
Masco Corp.	CBK	(1.910%	)	12/20/2016	5.035%		11,000	1,491	0	1,491
Masco Corp.	MYC	(0.580%	)	09/20/2012	2.255%		700	11	0	11
Norfolk Southern Corp.	BOA	(1.000%	)	09/20/2014	0.380%		1,000	(19)	(20)	1
Pearson Dollar Finance PLC	BRC	(0.610%	)	06/20/2013	0.431%		2,500	(8)	0	(8)
Pearson Dollar Finance PLC	MYC	(0.540%	)	06/20/2014	0.551%		6,800	1	0	1
PPG Industries, Inc.	FBF	(0.830%	)	03/20/2018	1.174%		4,000	82	0	82
Reynolds American, Inc.	BRC	(1.200%	)	06/20/2013	0.820%		4,000	(28)	0	(28)
Ryder System, Inc.	BOA	(1.000%	)	03/20/2014	0.972%		500	0	5	(5)
Sealed Air Corp.	FBF	(0.500%	)	09/20/2013	1.683%		2,300	53	0	53
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	2.388%		2,500	211	0	211
Spectra Energy Capital LLC	BOA	(1.000%	)	06/20/2018	1.281%		1,000	17	(20)	37
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.749%		1,000	7	0	7
Tyco International Ltd.	BOA	(1.000%	)	12/20/2019	1.472%		500	17	(8)	25
Tyco International Ltd.	BOA	(1.120%	)	12/20/2019	1.503%		3,750	103	0	103
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	2.795%		1,000	66	0	66
Vivendi S.A.	DUB	(1.000%	)	06/20/2013	1.056%		5,300	4	(45)	49
Vivendi S.A.	DUB	(1.000%	)	06/20/2018	1.790%		600	28	0	28
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.790%		6,400	108	0	108
Vivendi S.A.	RYL	(3.100%	)	06/20/2013	1.056%		1,440	(52)	0	(52)
Whirlpool Corp.	JPM	(0.460%	)	06/20/2015	2.314%		2,200	144	0	144
XL Group PLC	BRC	(0.310%	)	03/20/2012	1.015%		500	2	0	2

								$4,844	$(1,062)	$5,906

94	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	7.260%	$	3,500	$(83)	$64	$(147)
Ally Financial, Inc.	DUB	5.000%	06/20/2012	6.156%		2,100	(13)	(10)	(3)
Ally Financial, Inc.	DUB	5.000%	09/20/2012	6.856%		3,800	(58)	69	(127)
Australia Government Bond	BOA	1.000%	06/20/2015	0.800%		2,900	22	50	(28)
Australia Government Bond	CBK	1.000%	12/20/2016	1.002%		7,900	2	16	(14)
Australia Government Bond	DUB	1.000%	03/20/2016	0.903%		10,800	49	229	(180)
Australia Government Bond	DUB	1.000%	09/20/2016	0.973%		25,200	42	383	(341)
Australia Government Bond	DUB	1.000%	12/20/2016	1.002%		5,400	1	13	(12)
Australia Government Bond	GST	1.000%	06/20/2016	0.940%		1,700	5	41	(36)
Australia Government Bond	MYC	1.000%	06/20/2016	0.940%		4,800	15	115	(100)
Australia Government Bond	MYC	1.000%	09/20/2016	0.973%		3,600	6	32	(26)
Australia Government Bond	MYC	1.000%	12/20/2016	1.002%		3,000	1	9	(8)
Australia Government Bond	RYL	1.000%	03/20/2016	0.903%		21,000	97	456	(359)
Australia Government Bond	RYL	1.000%	09/20/2016	0.973%		18,800	32	235	(203)
Australia Government Bond	UAG	1.000%	09/20/2016	0.973%		5,900	9	107	(98)
BP Capital Markets America, Inc.	BRC	1.000%	12/20/2015	1.449%		6,600	(117)	(117)	0
BP Capital Markets America, Inc.	MYC	1.000%	12/20/2015	1.449%		11,400	(202)	(261)	59
Brazil Government International Bond	BOA	1.000%	12/20/2011	0.734%		600	1	3	(2)
Brazil Government International Bond	DUB	1.000%	12/20/2011	0.734%		3,800	4	17	(13)
California State General Obligation Bonds, Series 2003	CBK	2.950%	12/20/2020	2.382%		6,300	248	0	248
California State General Obligation Bonds, Series 2003	CBK	2.760%	03/20/2021	2.392%		3,000	79	0	79
California State General Obligation Bonds, Series 2003	GST	2.910%	12/20/2020	2.508%		3,000	83	0	83
California State General Obligation Bonds, Series 2003	MYC	1.350%	06/20/2016	2.001%		8,700	(235)	0	(235)
California State General Obligation Bonds, Series 2003	MYC	2.900%	12/20/2020	2.382%		10,000	360	0	360
California State General Obligation Bonds, Series 2003	MYC	2.150%	03/20/2021	2.392%		7,800	(123)	0	(123)
California State General Obligation Bonds, Series 2003	MYC	2.150%	06/20/2021	2.401%		1,600	(27)	0	(27)
China Government International Bond	BPS	1.000%	06/20/2016	1.918%		10,400	(418)	120	(538)
China Government International Bond	BRC	1.000%	09/20/2016	1.954%		1,600	(71)	(2)	(69)
China Government International Bond	CBK	1.000%	03/20/2016	1.877%		1,200	(44)	13	(57)
China Government International Bond	CBK	1.000%	09/20/2016	1.954%		8,400	(368)	0	(368)
China Government International Bond	CBK	1.000%	12/20/2016	1.987%		9,800	(463)	(340)	(123)
China Government International Bond	DUB	1.000%	12/20/2015	1.832%		7,300	(240)	160	(400)
China Government International Bond	DUB	1.000%	03/20/2016	1.877%		11,600	(425)	123	(548)
China Government International Bond	DUB	1.000%	06/20/2016	1.918%		10,700	(430)	123	(553)
China Government International Bond	DUB	1.000%	12/20/2016	1.987%		4,900	(232)	(168)	(64)
China Government International Bond	FBF	1.000%	06/20/2016	1.918%		7,200	(290)	79	(369)
China Government International Bond	FBF	1.000%	12/20/2016	1.987%		3,900	(185)	(144)	(41)
China Government International Bond	GST	1.000%	12/20/2015	1.832%		1,000	(33)	22	(55)
China Government International Bond	GST	1.000%	12/20/2016	1.987%		6,500	(307)	(201)	(106)
China Government International Bond	HUS	1.000%	12/20/2016	1.987%		2,600	(123)	(94)	(29)
China Government International Bond	JPM	1.000%	12/20/2015	1.832%		9,900	(326)	192	(518)
China Government International Bond	JPM	1.000%	09/20/2016	1.954%		1,400	(61)	0	(61)
China Government International Bond	JPM	1.000%	12/20/2016	1.987%		3,400	(162)	(144)	(18)
China Government International Bond	MYC	1.000%	12/20/2015	1.832%		4,600	(152)	89	(241)
China Government International Bond	MYC	1.000%	12/20/2016	1.987%		700	(33)	(33)	0
China Government International Bond	RYL	1.000%	06/20/2016	1.918%		5,400	(218)	59	(277)
China Government International Bond	RYL	1.000%	12/20/2016	1.987%		2,100	(99)	(82)	(17)
China Government International Bond	UAG	1.000%	12/20/2015	1.832%		250	(9)	5	(14)
China Government International Bond	UAG	1.000%	12/20/2016	1.987%		15,500	(734)	(577)	(157)
Connecticut State General Obligation Notes, Series 2007	MYC	1.630%	03/20/2021	1.599%		3,800	11	0	11
Ensco PLC	FBF	1.000%	03/20/2014	1.056%		8,000	(8)	(59)	51
France Government Bond	BOA	0.250%	12/20/2015	1.713%		16,000	(934)	(394)	(540)
France Government Bond	CBK	0.250%	12/20/2016	1.875%		11,400	(882)	(883)	1
France Government Bond	GST	0.250%	12/20/2016	1.875%		38,000	(2,931)	(2,934)	3
France Government Bond	MYC	0.250%	12/20/2015	1.713%		1,100	(65)	(24)	(41)
France Government Bond	UAG	0.250%	03/20/2016	1.755%		17,500	(1,106)	(699)	(407)
General Electric Capital Corp.	BOA	1.000%	12/20/2012	2.483%		10,000	(175)	(47)	(128)
Illinois State General Obligation Bonds, Series 2006	CBK	2.900%	03/20/2021	2.739%		4,400	47	0	47
Japan Government International Bond	FBF	1.000%	03/20/2016	1.354%		14,600	(217)	(103)	(114)
Japan Government International Bond	MYC	1.000%	03/20/2016	1.354%		1,600	(24)	(15)	(9)
Japan Government International Bond	UAG	1.000%	03/20/2016	1.354%		1,300	(19)	(9)	(10)
Mexico Government International Bond	BOA	1.000%	12/20/2011	0.713%		10,200	10	42	(32)
Mexico Government International Bond	BRC	1.000%	12/20/2011	0.713%		10,200	11	41	(30)
Pennsylvania State General Obligation Bonds, Series 2005	MYC	1.400%	03/20/2021	1.477%		7,500	(37)	0	(37)
Republic of Germany Government Bond	BOA	0.250%	12/20/2016	1.130%		15,900	(693)	(668)	(25)
Republic of Germany Government Bond	MYC	0.250%	12/20/2016	1.130%		17,300	(754)	(719)	(35)

See Accompanying Notes	Semiannual Report	September 30, 2011	95

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Russia Government International Bond	BOA	1.000%	12/20/2011	1.696%	$	11,000	$(13)	$40	$(53)
Russia Government International Bond	BRC	1.000%	12/20/2011	1.696%		5,800	(7)	21	(28)
Russia Government International Bond	MYC	1.000%	12/20/2011	1.696%		700	0	3	(3)
U.S. Treasury Notes	DUB	0.250%	12/20/2015	0.444%	EUR	24,700	(260)	(363)	103
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.481%		13,100	(181)	(240)	59
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.757%	$	5,100	47	48	(1)
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.757%		2,200	21	17	4
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.883%		3,900	22	48	(26)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.757%		23,900	221	154	67
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.814%		1,000	8	22	(14)
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.757%		20,100	186	134	52
United Kingdom Gilt	GST	1.000%	12/20/2015	0.814%		17,500	140	394	(254)
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.912%		20,500	93	159	(66)

							$(12,714)	$(5,383)	$(7,331)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MCDX-15 5-Year Index	CBK	1.000%	12/20/2015	$	7,800	$(234)	$(213)	$(21)
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015		15,500	(466)	(568)	102
MCDX-15 5-Year Index	GST	1.000%	12/20/2015		7,400	(222)	(200)	(22)
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015		7,000	(210)	(160)	(50)
MCDX-15 10-Year Index	CBK	1.000%	12/20/2020		7,000	(493)	(385)	(108)
MCDX-16 5-Year Index	GST	1.000%	06/20/2016		9,700	(359)	(206)	(153)

						$(1,984)	$(1,732)	$(252)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BRC	EUR	5,700	$127	$0	$127
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GLM		18,700	556	0	556
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RYL	BRL	18,200	(13)	0	(13)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		30,200	(21)	0	(21)
Pay	1-Year BRL-CDI	11.280%	01/02/2012	FBF		12,300	(5)	0	(5)
Pay	1-Year BRL-CDI	11.315%	01/02/2012	BRC		120,900	(26)	0	(26)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HUS		134,200	105	98	7
Pay	1-Year BRL-CDI	11.760%	01/02/2012	FBF		54,800	562	574	(12)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	14,000	938	(7)	945
Pay	3-Month EUR-JPY-TIBOR	0.350%	03/21/2012	BRC	JPY	56,000,000	(85)	(30)	(55)
Receive	3-Month USD-LIBOR	2.500%	06/15/2016	CBK	$	10,000	(680)	28	(708)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BPS		134,300	(18,648)	1,367	(20,015)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BRC		57,800	(8,026)	1,168	(9,194)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	GLM		24,100	(3,346)	705	(4,051)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HUS		29,100	(4,040)	522	(4,562)

96	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	3.250%	12/21/2021	CBK	$	103,800	$(10,377)	$(728)	$(9,649)
Receive	3-Month USD-LIBOR	3.250%	12/21/2021	HUS		15,200	(1,520)	(357)	(1,163)
Pay	6-Month EUR-EURIBOR	2.000%	09/21/2016	MYC	EUR	226,600	420	(1,800)	2,220
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2016	DUB		22,300	1,463	114	1,349
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2021	BRC		22,800	1,255	374	881
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2021	DUB		49,500	2,724	786	1,938
Receive	6-Month GBP-LIBOR	2.500%	09/21/2013	GLM	GBP	36,700	(1,395)	(289)	(1,106)
Pay	6-Month GBP-LIBOR	3.500%	09/21/2018	CBK		49,900	6,870	1,092	5,778
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	5,810,000	3,302	1,661	1,641
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		1,600,000	910	436	474
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BOA		5,670,000	6,770	(225)	6,995
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BRC		40,000	48	(1)	49
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UAG		3,570,000	4,263	(144)	4,407
Pay	28-Day MXN TIIE	6.590%	12/08/2015	HUS	MXN	149,600	435	48	387
Pay	28-Day MXN TIIE	6.590%	12/08/2015	MYC		230,200	670	(253)	923
Pay	28-Day MXN TIIE	5.800%	06/08/2016	HUS		224,900	66	9	57
Pay	28-Day MXN TIIE	6.750%	06/08/2016	BRC		78,200	251	34	217
Pay	28-Day MXN TIIE	6.750%	06/08/2016	HUS		69,800	225	39	186
Pay	28-Day MXN TIIE	6.750%	06/08/2016	MYC		913,100	2,941	703	2,238
Pay	28-Day MXN TIIE	5.600%	09/06/2016	BRC		388,800	(224)	(402)	178
Pay	28-Day MXN TIIE	5.600%	09/06/2016	GLM		243,600	(140)	(244)	104
Pay	28-Day MXN TIIE	5.600%	09/06/2016	HUS		261,000	(150)	(186)	36
Pay	28-Day MXN TIIE	6.960%	07/27/2020	BRC		120,500	172	(246)	418
Pay	28-Day MXN TIIE	6.960%	07/27/2020	HUS		41,600	60	(186)	246
Pay	28-Day MXN TIIE	6.650%	06/02/2021	MYC		163,700	(125)	62	(187)
Pay	28-Day MXN TIIE	7.500%	06/02/2021	HUS		233,500	884	87	797
Pay	28-Day MXN TIIE	7.500%	06/02/2021	MYC		65,500	248	41	207

							$(12,556)	$4,850	$(17,406)

(k)	Written options outstanding on September 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$128.500	10/21/2011	264	$187	$(76)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	82,300	$725	$(56)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		12,700	75	(9)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		150,200	1,180	(102)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		32,900	335	(15)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		15,200	136	(7)
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		24,700	268	(11)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		21,400	222	(12)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		19,800	215	(9)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		23,200	220	(10)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		20,500	201	(12)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		23,300	258	(11)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		24,100	145	0

								$3,980	$(254)

Foreign Currency Options
Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	UAG	$1.370	10/10/2011	EUR	23,200	$309	$(748)
Put - OTC EUR versus USD	UAG	1.320	10/24/2011		22,000	401	(295)

						$710	$(1,043)

See Accompanying Notes	Semiannual Report	September 30, 2011	97

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GLM	0.000%	10/11/2011	$	17,700	$94	$(66)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		9,800	50	(36)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	11/14/2011		44,000	478	(458)

						$622	$(560)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation-Floor Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$5,400	$70	$(21)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	6,300	62	(37)

						$132	$(58)

Transactions in written call and put options for the period ended September 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2011	3,030	$596,100	EUR	217,400	$9,372
Sales	4,041	0		275,421	5,084
Closing Buys	(5,936)	0		(116,901)	(4,112)
Expirations	0	(62,600)		(330,720)	(4,337)
Exercised	(871)	0		0	(376)

Balance at 09/30/2011	264	$533,500	EUR	45,200	$5,631

(l)	Restricted securities as of September 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
WaMu Mortgage Pass-Through Certificates	0.740%	11/25/2034	05/21/2008	$1,050	$867	0.02%

(m)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,614	10/2011	CBK	$0	$(43)	$(43)
Sell		57,331	10/2011	JPM	809	0	809
Sell		820	10/2011	UAG	13	0	13
Buy	BRL	1,794	11/2011	HUS	0	(167)	(167)
Buy		230	11/2011	MSC	0	(23)	(23)
Buy	CAD	383	10/2011	CBK	0	(21)	(21)
Sell		6,483	10/2011	CBK	104	0	104
Sell		153	10/2011	MSC	4	0	4
Sell		376	10/2011	RBC	4	0	4
Buy		7,000	10/2011	UAG	0	(128)	(128)
Buy		6,483	11/2011	CBK	0	(104)	(104)
Sell		2,422	11/2011	CBK	11	0	11
Sell		5,158	11/2011	DUB	276	0	276
Sell		724	11/2011	JPM	34	0	34
Sell		11,579	11/2011	MSC	292	0	292
Buy		376	11/2011	RBC	0	(4)	(4)
Sell		3,438	11/2011	RBC	196	0	196
Buy	CHF	35	10/2011	CBK	0	(2)	(2)
Buy		440	10/2011	RBC	0	(4)	(4)
Sell		440	10/2011	RBC	4	0	4
Buy		378	10/2011	UAG	0	(9)	(9)
Sell		475	10/2011	UAG	26	0	26
Buy	CLP	30,015	10/2011	JPM	0	(5)	(5)
Buy	CNY	11,540	11/2011	BRC	24	0	24

98	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	83,492	11/2011	CBK	$0	$(64)	$(64)
Buy		6,784	11/2011	JPM	5	0	5
Buy		7,832	11/2011	RYL	15	0	15
Sell		3,000	11/2011	RYL	0	(8)	(8)
Buy		86,328	06/2012	BRC	0	(222)	(222)
Buy		153,103	06/2012	CBK	0	(165)	(165)
Buy		32,300	06/2012	DUB	0	(28)	(28)
Buy		49,450	06/2012	GST	0	(28)	(28)
Buy		49,000	06/2012	HUS	0	(26)	(26)
Buy		273,933	06/2012	JPM	0	(531)	(531)
Buy		86,780	06/2012	UAG	0	(112)	(112)
Buy		51,000	08/2013	DUB	0	(212)	(212)
Buy		36,000	08/2013	RYL	0	(126)	(126)
Buy		39,000	08/2013	UAG	0	(149)	(149)
Buy		23,750	04/2014	BRC	0	(208)	(208)
Buy		59,911	04/2014	CBK	0	(514)	(514)
Buy		24,774	04/2014	GST	0	(214)	(214)
Buy		15,833	04/2014	HUS	0	(139)	(139)
Buy		42,636	04/2014	JPM	0	(368)	(368)
Buy		91,290	04/2014	RYL	0	(731)	(731)
Buy		31,660	04/2014	UAG	0	(278)	(278)
Buy		28,183	09/2015	BOA	0	(200)	(200)
Buy		36,000	09/2015	BRC	0	(275)	(275)
Buy		81,153	09/2015	CBK	0	(735)	(735)
Buy		11,190	09/2015	JPM	0	(108)	(108)
Buy		27,317	09/2015	MSC	0	(185)	(185)
Buy	DKK	112,923	10/2011	DUB	0	(858)	(858)
Buy	EUR	7,410	10/2011	BRC	0	(76)	(76)
Buy		78,586	10/2011	CBK	0	(1,334)	(1,334)
Sell		42,785	10/2011	CBK	1,652	0	1,652
Buy		27,164	10/2011	FBL	0	(183)	(183)
Buy		34,029	10/2011	GST	0	(172)	(172)
Buy		14,204	10/2011	HUS	0	(136)	(136)
Buy		60,704	10/2011	JPM	0	(1,568)	(1,568)
Sell		88,066	10/2011	JPM	3,356	0	3,356
Buy		58,752	10/2011	MSC	0	(1,234)	(1,234)
Buy		73,772	10/2011	RBC	0	(1,262)	(1,262)
Sell		209,294	10/2011	RBC	8,231	0	8,231
Buy		5,573	10/2011	RYL	0	(132)	(132)
Buy		8,228	10/2011	UAG	0	(91)	(91)
Sell		12,719	11/2011	BRC	1,043	0	1,043
Sell	GBP	3,940	10/2011	JPM	9	(1)	8
Buy		1,139	12/2011	BRC	0	(8)	(8)
Sell		6,339	12/2011	BRC	32	0	32
Buy		6,739	12/2011	CBK	0	(282)	(282)
Sell		8,690	12/2011	CBK	15	(1)	14
Sell		11,492	12/2011	RBC	0	(259)	(259)
Buy		929	12/2011	UAG	2	0	2
Sell		1,075	12/2011	UAG	21	0	21
Buy	HKD	3,465	12/2011	CBK	0	0	0
Buy		40,462	12/2011	DUB	0	0	0
Sell		234	12/2011	DUB	0	0	0
Buy		84,660	12/2011	FBL	5	0	5
Buy		97,595	12/2011	HUS	0	(1)	(1)
Buy		50,906	12/2011	MSC	3	0	3
Buy		85,616	12/2011	UAG	3	0	3
Buy	IDR	16,498,000	10/2011	DUB	94	0	94
Sell		64,885,410	10/2011	DUB	185	0	185
Sell		75,972,400	10/2011	HUS	212	0	212
Buy		34,828,510	10/2011	RYL	180	0	180
Buy		30,000,000	01/2012	CBK	54	0	54
Buy		56,305,200	01/2012	JPM	7	0	7
Buy	INR	229,291	11/2011	BRC	0	(421)	(421)
Sell		232,997	07/2012	DUB	159	0	159
Buy	JPY	215,464	10/2011	BRC	1	(13)	(12)
Sell		102,817	10/2011	BRC	0	(1)	(1)
Buy		300,000	10/2011	CBK	0	(2)	(2)

See Accompanying Notes	Semiannual Report	September 30, 2011	99

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	JPY	72,108,900	10/2011	FBL	$0	$(9,493)	$(9,493)
Sell		2,135,440	10/2011	FBL	7	0	7
Buy		3,375,311	10/2011	GST	0	(399)	(399)
Sell		6,180,000	10/2011	JPM	0	(719)	(719)
Buy		392,263	10/2011	RBC	0	(30)	(30)
Sell		392,263	10/2011	RBC	30	0	30
Buy		69,228,407	10/2011	UAG	0	(9,115)	(9,115)
Buy	KRW	23,879,417	11/2011	JPM	126	(111)	15
Buy		18,456,172	11/2011	MSC	0	(160)	(160)
Buy		4,204,493	11/2011	UAG	28	0	28
Sell	MXN	20,371	11/2011	BRC	154	0	154
Buy		2,981	11/2011	DUB	0	(40)	(40)
Sell		159,231	11/2011	DUB	2,101	0	2,101
Buy		889,819	11/2011	HUS	0	(10,183)	(10,183)
Sell		516,292	11/2011	HUS	6,046	0	6,046
Buy		51,689	11/2011	MSC	0	(698)	(698)
Sell		192,954	11/2011	MSC	2,500	0	2,500
Buy		105,984	11/2011	UAG	0	(94)	(94)
Sell		160,398	11/2011	UAG	1,715	0	1,715
Sell	MYR	12,456	04/2012	CBK	176	0	176
Sell		3,108	04/2012	JPM	32	0	32
Buy		16,749	04/2012	UAG	0	(297)	(297)
Buy	NOK	3,227	10/2011	CBK	0	(50)	(50)
Buy		9,849	10/2011	GST	0	(141)	(141)
Buy		3,227	10/2011	JPM	0	(52)	(52)
Buy	NZD	15	10/2011	CBK	0	(1)	(1)
Sell		149,590	10/2011	CBK	2,798	0	2,798
Sell	PHP	516,083	11/2011	BRC	132	0	132
Sell		236,060	11/2011	JPM	67	0	67
Sell		157,571	11/2011	MSC	34	0	34
Buy		275,400	03/2012	CBK	0	(100)	(100)
Sell		259,647	03/2012	CBK	195	0	195
Buy		893,352	03/2012	JPM	0	(302)	(302)
Sell	PLN	806	11/2011	JPM	46	0	46
Buy	SEK	72,442	10/2011	BRC	0	(667)	(667)
Buy		1,135	10/2011	CBK	0	(11)	(11)
Buy		72,442	10/2011	DUB	0	(699)	(699)
Buy		1,135	10/2011	RBC	0	(1)	(1)
Sell		1,135	10/2011	RBC	1	0	1
Buy	SGD	5,854	12/2011	BRC	0	(30)	(30)
Buy		14,159	12/2011	CBK	0	(108)	(108)
Sell		1,241	12/2011	CBK	51	0	51
Sell		4,010	12/2011	DUB	178	0	178
Buy		8,997	12/2011	GST	0	(120)	(120)
Buy		46,171	12/2011	HUS	0	(349)	(349)
Buy		5,582	12/2011	JPM	0	(72)	(72)
Buy		800	12/2011	RYL	0	(50)	(50)
Buy		14,420	12/2011	UAG	0	(308)	(308)
Buy	TWD	96,633	01/2012	BRC	0	(194)	(194)
Sell		143,412	01/2012	BRC	380	0	380
Sell		135,464	01/2012	CBK	178	0	178
Buy		70,000	01/2012	GST	0	(137)	(137)
Buy		60,000	01/2012	HUS	0	(117)	(117)
Buy		60,000	01/2012	JPM	0	(115)	(115)
Sell		6,823	01/2012	JPM	7	0	7
Buy	ZAR	74	10/2011	HUS	0	(1)	(1)

					$34,063	$(49,135)	$(15,072)

100	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Australia
Bank Loan Obligations	$0	$4,678	$0	$4,678
Corporate Bonds & Notes	0	72,736	0	72,736
Mortgage-Backed Securities	0	25,660	0	25,660
Sovereign Issues	0	10,513	0	10,513
Brazil
Corporate Bonds & Notes	0	4,278	0	4,278
Canada
Bank Loan Obligations	0	975	0	975
Corporate Bonds & Notes	0	30,360	0	30,360
Sovereign Issues	0	92,247	0	92,247
Cayman Islands
Asset-Backed Securities	0	37,718	1,692	39,410
Corporate Bonds & Notes	0	23,247	0	23,247
Denmark
Corporate Bonds & Notes	0	863	0	863
Sovereign Issues	0	13,490	0	13,490
France
Corporate Bonds & Notes	0	198,488	0	198,488
Germany
Bank Loan Obligations	0	10,044	0	10,044
Corporate Bonds & Notes	0	270,722	0	270,722
Sovereign Issues	0	636,989	0	636,989
India
Corporate Bonds & Notes	0	1,959	0	1,959
Ireland
Asset-Backed Securities	0	3,854	6,913	10,767
Corporate Bonds & Notes	0	4,810	259	5,069
Mortgage-Backed Securities	0	5,572	0	5,572
Italy
Asset-Backed Securities	0	952	0	952
Corporate Bonds & Notes	0	16,704	0	16,704
Sovereign Issues	0	15,744	0	15,744
Japan
Sovereign Issues	0	19,178	0	19,178
Jersey, Channel Islands
Corporate Bonds & Notes	0	23,813	0	23,813
Luxembourg
Asset-Backed Securities	0	3,008	0	3,008
Bank Loan Obligations	0	1,733	0	1,733
Corporate Bonds & Notes	0	10,534	0	10,534
Netherlands
Asset-Backed Securities	0	13,905	5,283	19,188
Corporate Bonds & Notes	0	97,091	0	97,091
Mortgage-Backed Securities	0	3,287	0	3,287
Sovereign Issues	0	108,074	0	108,074
New Zealand
Sovereign Issues	0	122,694	0	122,694
Norway
Corporate Bonds & Notes	0	19,570	0	19,570
Russia
Corporate Bonds & Notes	0	9,043	0	9,043

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
South Korea
Sovereign Issues	$0	$7,937	$0	$7,937
Spain
Sovereign Issues	0	47,932	0	47,932
Supranational
Corporate Bonds & Notes	0	73,743	0	73,743
Sweden
Corporate Bonds & Notes	0	28,685	0	28,685
Switzerland
Corporate Bonds & Notes	0	5,324	0	5,324
United Kingdom
Asset-Backed Securities	0	4,641	0	4,641
Corporate Bonds & Notes	0	225,099	0	225,099
Mortgage-Backed Securities	0	51,428	0	51,428
Sovereign Issues	0	366,761	0	366,761
United States
Asset-Backed Securities	0	48,701	0	48,701
Bank Loan Obligations	0	15,187	0	15,187
Corporate Bonds & Notes	0	333,698	0	333,698
Mortgage-Backed Securities	0	275,032	10,935	285,967
Municipal Bonds & Notes	0	92,911	0	92,911
Preferred Securities	2,307	0	0	2,307
U.S. Government Agencies	0	366,472	67,212	433,684
U.S. Treasury Obligations	0	14,061	0	14,061
Virgin Islands (British)
Corporate Bonds & Notes	0	2,586	0	2,586
Short-Term Instruments
Certificates of Deposit	0	18,389	0	18,389
Commercial Paper	0	9,587	0	9,587
Repurchase Agreements	0	8,915	0	8,915
Japan Treasury Bills	0	80,118	0	80,118
U.S. Treasury Bills	0	53,166	0	53,166
PIMCO Short-Term Floating NAV Portfolio	135,549	0	0	135,549
	$137,856	$4,044,906	$92,294	$4,275,056

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	7,370	4	7,374
Foreign Exchange Contracts	0	34,063	0	34,063
Interest Rate Contracts	1,902	33,361	0	35,263
	$1,902	$74,794	$4	$76,700

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(9,039)	(14)	(9,053)
Foreign Exchange Contracts	0	(50,177)	0	(50,177)
Interest Rate Contracts	(592)	(52,274)	(673)	(53,539)
	$(592)	$(111,490)	$(687)	$(112,769)

Totals	$139,166	$4,008,210	$91,611	$4,238,987

See Accompanying Notes	Semiannual Report	September 30, 2011	101

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (9)
Investments, at value
Cayman Islands
Asset-Backed Securities	$20,609	$2,746	$(3,123)	$56	$71	$(136)	$0	$(18,531)	$1,692	$(17)
India
Corporate Bonds & Notes	3,480	0	(1,477)	0	(23)	(21)	0	(1,959)	0	0
Ireland
Asset-Backed Securities	0	7,484	0	15	0	(586)	0	0	6,913	(586)
Corporate Bonds & Notes	297	0	0	(2)	0	(36)	0	0	259	(36)
Luxembourg
Asset-Backed Securities	3,221	0	0	16	0	(228)	0	(3,009)	0	0
Netherlands
Asset-Backed Securities	7,329	0	(1,913)	17	175	(325)	0	0	5,283	(310)
Norway
Corporate Bonds & Notes	15,800	0	0	0	0	0	0	(15,800)	0	0
Spain
Sovereign Issues	52,304	0	(52,410)	1	0	105	0	0	0	0
United Kingdom
Corporate Bonds & Notes	16,727	0	0	1	0	(4,495)	0	(12,233)	0	0
United States
Mortgage-Backed Securities	0	9,770	(205)	19	25	(85)	1,411	0	10,935	(85)
U.S. Government Agencies	80,353	0	(13,135)	0	0	(6)	0	0	67,212	(3)
	$200,120	$20,000	$(72,263)	$123	$248	$(5,813)	$1,411	$(51,532)	$92,294	$(1,037)

Financial Derivative Instruments(7) - Assets
Credit Contracts	$0	$0	$0	$0	$0	$4	$0	$0	$4	$4

Financial Derivative Instruments(7) - Liabilities
Credit Contracts	0	0	0	0	0	(14)	0	0	(14)	(14)
Interest Rate Contracts	(1,100)	0	0	0	0	427	0	0	(673)	427

	$(1,100)	$0	$0	$0	$0	$413	$0	$0	$(687)	$413

Totals	$199,020	$20,000	$(72,263)	$123	$248	$(5,396)	$1,411	$(51,532)	$91,611	$(620)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$2,199	$2,199
Unrealized appreciation on foreign currency contracts	0	0	0	34,063	0	34,063
Unrealized appreciation on OTC swap agreements	0	7,374	0	0	33,361	40,735

	$0	$7,374	$0	$34,063	$35,560	$76,997

102	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Liabilities:
Written options outstanding	$0	$0	$0	$1,043	$948	$1,991
Variation margin payable on financial derivative instruments (2)	0	0	0	0	189	189
Unrealized depreciation on foreign currency contracts	0	0	0	49,135	0	49,135
Unrealized depreciation on OTC swap agreements	0	9,051	0	0	50,767	59,818

	$0	$9,051	$0	$50,178	$51,904	$111,133

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(16)	$(8)	$(24)
Net realized gain (loss) on futures contracts, written options and swaps	0	(7,209)	0	5,348	45,940	44,079
Net realized gain on foreign currency transactions	0	0	0	134,868	0	134,868

	$0	$(7,209)	$0	$140,200	$45,932	$178,923

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$0	$(7,195)	$0	$(2,141)	$1,240	$(8,096)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(2,257)	0	(2,257)

	$0	$(7,195)	$0	$(4,398)	$1,240	$(10,353)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,310 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(1,233) as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (1)
BOA	$4,854	$(5,890)	$(1,036)
BPS	(19,064)	18,359	(705)
BRC	(6,526)	6,192	(334)
CBK	(3,106)	2,501	(605)
DUB	3,704	(5,050)	(1,346)
FBF	3,480	(4,010)	(530)
FBL	(9,664)	4,702	(4,962)
GLM	(4,400)	4,400	0
GST	(4,184)	(70)	(4,254)
HUS	(8,919)	5,340	(3,579)
JPM	1,360	320	1,680
MEI	0	(110)	(110)
MSC	533	(1,980)	(1,447)
MYC	3,542	(5,075)	(1,533)
RBC	6,906	(4,270)	2,636
RYL	(320)	(120)	(440)
UAG	(7,593)	2,680	(4,913)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Semiannual Report	September 30, 2011	103

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 2.2%

BANK LOAN OBLIGATIONS 0.2%
Seven Media Group
6.472% due 02/28/2012	AUD	5,105	$4,792
6.472% due 02/07/2013		1,280	1,201

			5,993

CORPORATE BONDS & NOTES 1.5%
Australia & New Zealand Banking Group Ltd.
5.250% due 01/16/2014		3,300	3,271
Commonwealth Bank of Australia
3.492% due 08/13/2014		$4,300	4,566
5.750% due 12/17/2013	AUD	7,400	7,334
ING Bank Australia Ltd.
5.220% due 08/28/2013		2,000	1,942
5.750% due 06/24/2014		400	401
5.750% due 03/03/2015		3,000	3,037
Macquarie Bank Ltd.
2.600% due 01/20/2012		$15,000	15,094
3.300% due 07/17/2014		1,600	1,710
National Australia Bank Ltd.
3.375% due 07/08/2014		1,500	1,606
5.750% due 12/19/2013	AUD	2,000	2,002
Westpac Banking Corp.
0.617% due 09/10/2014		$10,000	10,074
2.700% due 12/09/2014		5,000	5,274
5.090% due 05/25/2017	AUD	1,000	961

			57,272

MORTGAGE-BACKED SECURITIES 0.4%
Medallion Trust
0.442% due 05/25/2035		$1,385	1,362
Puma Finance Ltd.
0.368% due 02/21/2038		2,085	1,998
5.225% due 08/22/2037	AUD	2,301	2,142
5.350% due 07/12/2036		1,016	971
Superannuation Members Home Loans Global Fund
0.617% due 03/09/2036		$2,700	2,682
Swan Trust
0.361% due 05/12/2037		162	158
Torrens Trust
5.210% due 10/19/2038	AUD	4,989	4,701

			14,014

SOVEREIGN ISSUES 0.1%
New South Wales Treasury Corp.
6.000% due 05/01/2012		3,350	3,273

Total Australia (Cost $74,693)			80,552

BRAZIL 0.1%

CORPORATE BONDS & NOTES 0.1%
Petrobras International Finance Co.
3.875% due 01/27/2016		$1,100	1,102
5.375% due 01/27/2021		2,100	2,144
7.875% due 03/15/2019		1,090	1,276

Total Brazil (Cost $4,491)			4,522

CANADA 3.7%

ASSET-BACKED SECURITIES 0.0%
Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	525	504

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.0%
Novelis, Inc.
3.750% due 03/10/2017		$995	$975

CORPORATE BONDS & NOTES 0.9%
Agrium, Inc.
6.750% due 01/15/2019		5,000	6,070
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		15,900	16,538
Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	6,400	6,389
Honda Canada Finance, Inc.
1.458% due 03/26/2012		3,000	2,858
Master Credit Card Trust
5.297% due 08/21/2012		2,700	2,665

			34,520

SOVEREIGN ISSUES 2.8%
Canada Government Bond
1.750% due 03/01/2013		67,200	64,925
2.750% due 09/01/2016		24,300	24,688
5.750% due 06/01/2033		2,100	2,974
Province of Ontario Canada
6.200% due 06/02/2031		1,300	1,673
Province of Quebec Canada
5.000% due 12/01/2041		3,000	3,436
6.000% due 10/01/2029		3,200	3,947

			101,643

Total Canada (Cost $140,753)			137,642

CAYMAN ISLANDS 1.2%

ASSET-BACKED SECURITIES 0.8%
Aurum CLO Ltd.
0.949% due 04/15/2014		$1,236	1,215
Blackrock Senior Income Series Corp.
0.491% due 04/20/2019		1,494	1,371
Denali Capitala CLO Ltd.
0.726% due 08/23/2016		536	526
Dryden Leveraged Loan CDO
0.895% due 12/22/2015		231	228
Duane Street CLO
0.519% due 11/08/2017		5,337	5,031
Galaxy CLO Ltd.
0.493% due 04/25/2019		1,381	1,282
Hillmark Funding
0.548% due 05/21/2021		9,800	9,087
Mountain View Funding CLO
0.509% due 04/15/2019		1,686	1,595
MSIM Peconic Bay Ltd.
0.531% due 07/20/2019		3,600	3,401
Pacifica CDO Ltd.
0.513% due 01/26/2020		1,913	1,793
0.636% due 02/15/2017		1,664	1,617
Premium Loan Trust Ltd.
0.633% due 10/25/2014		551	544
Wind River CLO Ltd.
0.680% due 12/19/2016		712	681

			28,371

CORPORATE BONDS & NOTES 0.4%
IPIC GMTN Ltd.
5.000% due 11/15/2020		2,000	2,060

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		$3,500	$3,500
Transocean, Inc.
4.950% due 11/15/2015		9,600	10,126

			15,686

Total Cayman Islands (Cost $43,722)			44,057

CHILE 0.2%

CORPORATE BONDS & NOTES 0.2%
Banco Santander Chile
1.850% due 01/19/2016		$7,400	6,697

Total Chile (Cost $7,400)			6,697

DENMARK 0.1%

CORPORATE BONDS & NOTES 0.1%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	821	161
Realkredit Danmark A/S
2.415% due 01/01/2038		13,996	2,481

Total Denmark (Cost $2,493)			2,642

FRANCE 5.3%

ASSET-BACKED SECURITIES 0.0%
AUTO ABS SRL
1.646% due 02/25/2019	EUR	94	124

CORPORATE BONDS & NOTES 5.3%
BNP Paribas Home Loan Covered Bonds SFH
2.200% due 11/02/2015		$6,800	6,616
3.000% due 07/23/2013	EUR	800	1,085
4.750% due 05/28/2013		3,800	5,293
Cie de Financement Foncier
1.000% due 04/17/2014		$1,800	1,732
1.625% due 07/23/2012		25,000	25,060
2.000% due 02/17/2012	EUR	6,700	8,980
2.250% due 01/25/2013		11,700	15,681
2.500% due 09/16/2015		$16,100	15,921
4.500% due 01/09/2013	EUR	3,500	4,820
Credit Agricole Home Loan SFH
1.002% due 07/21/2014		$16,000	15,622
Dexia Credit Local
2.000% due 03/05/2013		26,850	26,606
Dexia Credit Local S.A.
0.496% due 01/12/2012		5,300	5,299
0.733% due 04/29/2014		12,100	11,404
2.750% due 01/10/2014		36,100	35,895
2.750% due 04/29/2014		4,800	4,732
General Electric Societe de Credit Foncier
3.750% due 07/22/2014	EUR	2,900	4,013
Vivendi S.A.
5.750% due 04/04/2013		$7,000	7,388

			196,147

Total France (Cost $197,047)			196,271

GERMANY 22.7%

ASSET-BACKED SECURITIES 0.0%
Driver One GmbH
1.447% due 10/21/2015	EUR	22	29

104	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%
Kabel Deutschland Holding AG
4.607% due 09/13/2015	EUR	1,000	$1,317
5.357% due 12/31/2016		6,800	8,858

			10,175

CORPORATE BONDS & NOTES 7.2%
FMS Wertmanagement AoR
1.661% due 02/18/2015		42,400	56,868
2.375% due 12/15/2014		43,900	60,225
3.375% due 06/17/2021		20,900	29,626
IKB Deutsche Industriebank AG
2.125% due 09/10/2012		17,600	23,779
Kreditanstalt fuer Wiederaufbau
1.250% due 06/17/2013		7,400	9,950
1.493% due 03/04/2013		6,200	8,332
1.683% due 07/09/2013		6,000	8,059
2.000% due 09/07/2016		17,200	23,337
2.125% due 04/11/2014		8,800	12,061
3.875% due 01/21/2019		8,400	12,470
6.000% due 08/20/2020	AUD	20,000	20,408
Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017	EUR	1,500	2,010

			267,125

SOVEREIGN ISSUES 15.2%
FMS Wertmanagement
1.608% due 01/20/2014 (l)		20,300	27,373
Republic of Germany
3.250% due 07/04/2021		11,900	17,887
3.500% due 07/04/2019		6,000	9,147
3.750% due 01/04/2019		7,200	11,116
4.000% due 07/04/2016		8,600	13,062
4.000% due 01/04/2018		57,050	88,437
4.250% due 07/04/2017		8,700	13,553
4.250% due 07/04/2018		29,100	46,041
4.750% due 07/04/2028		12,100	21,040
5.500% due 01/04/2031		43,900	83,964
5.625% due 01/04/2028		19,570	37,127
6.500% due 07/04/2027		93,060	190,274
State of North Rhine-Westphalia
3.250% due 05/28/2014	NOK	42,500	7,343

			566,364

Total Germany (Cost $871,215)			843,693

INDIA 0.1%

CORPORATE BONDS & NOTES 0.1%
ICICI Bank Ltd.
2.058% due 02/24/2014		$1,800	1,763

Total India (Cost $1,800)			1,763

IRELAND 1.0%

ASSET-BACKED SECURITIES 0.2%
Dryden Leveraged Loan CDO
1.954% due 08/08/2022	EUR	3,600	4,476
Magi Funding PLC
1.835% due 04/11/2021		2,510	3,111
SC Germany Auto
1.471% due 07/10/2019		178	237

			7,824

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.6%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016	EUR	16,700	$23,626

MORTGAGE-BACKED SECURITIES 0.2%
DECO Series
1.783% due 10/27/2019		36	42
Emerald Mortgages PLC
1.460% due 07/15/2048		643	555
Fastnet Securities PLC
1.461% due 08/10/2043		1,443	1,220
German Residential Asset Note Distributor PLC
1.848% due 07/20/2016		1,378	1,678
Immeo Residential Finance PLC
1.688% due 12/15/2016		2,963	3,691

			7,186

Total Ireland (Cost $39,339)			38,636

ITALY 0.8%

CORPORATE BONDS & NOTES 0.4%
Intesa Sanpaolo SpA
2.708% due 02/24/2014		$6,300	5,677
6.500% due 02/24/2021		10,300	9,178

			14,855

MORTGAGE-BACKED SECURITIES 0.0%
Argo Mortgage SRL
2.115% due 10/28/2036	EUR	22	28

SOVEREIGN ISSUES 0.4%
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (d)		6,729	7,356
4.000% due 02/01/2037		6,500	6,387

			13,743

Total Italy (Cost $31,642)			28,626

JAPAN 0.4%

SOVEREIGN ISSUES 0.4%
Japan Government International Bond
2.300% due 06/20/2035	JPY	60,000	846
2.400% due 03/20/2034		950,000	13,653

Total Japan (Cost $8,765)			14,499

JERSEY, CHANNEL ISLANDS 0.0%

ASSET-BACKED SECURITIES 0.0%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	821	1,103

Total Jersey, Channel Islands (Cost $1,100)			1,103

LUXEMBOURG 0.8%

ASSET-BACKED SECURITIES 0.2%
Harvest CLO S.A.
2.228% due 03/29/2017	EUR	2,141	2,758
Penta CLO S.A.
1.934% due 06/04/2024		3,002	3,587

			6,345

BANK LOAN OBLIGATIONS 0.0%
Intelsat Ltd.
5.250% due 04/02/2018		$1,796	1,733

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.6%
Sunrise Communications International S.A.
7.000% due 12/31/2017	EUR	1,500	$1,919
Telenet Finance Luxembourg S.C.A
6.375% due 11/15/2020		1,500	1,816
Tyco Electronics Group S.A.
5.950% due 01/15/2014		$2,000	2,160
6.550% due 10/01/2017		13,000	15,311

			21,206

Total Luxembourg (Cost $27,416)			29,284

MEXICO 1.5%

CORPORATE BONDS & NOTES 0.0%
C10 Capital SPV Ltd.
6.722% due 12/29/2049		540	254

SOVEREIGN ISSUES 1.5%
Mexico Government International Bond
6.250% due 06/16/2016	MXN	428,000	32,153
6.500% due 06/10/2021		221,600	16,057
10.000% due 12/05/2024		83,600	7,703

			55,913

Total Mexico (Cost $59,740)			56,167

NETHERLANDS 4.0%

CORPORATE BONDS & NOTES 3.6%
ABN AMRO Bank NV
3.750% due 01/12/2012	EUR	9,300	12,542
Achmea Hypotheekbank NV
0.607% due 11/03/2014		$7,200	7,173
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 12/29/2049		1,500	1,809
EuroCredit CDO I BV
2.647% due 09/03/2012	EUR	1,395	1,840
Fortis Bank Nederland NV
3.375% due 05/19/2014		19,000	26,777
ING Bank NV
2.250% due 08/31/2015		3,400	4,549
2.500% due 01/14/2016		$14,000	14,052
3.900% due 03/19/2014		2,600	2,787
LeasePlan Corp. NV
3.000% due 05/07/2012		1,920	1,947
3.125% due 02/10/2012	EUR	50	67
3.250% due 05/22/2014		5,300	7,438
NIBC Bank NV
0.707% due 12/02/2014		$22,500	22,538
2.800% due 12/02/2014		20,650	21,660
3.500% due 04/07/2014	EUR	3,700	5,207
Ziggo Finance BV
6.125% due 11/15/2017		1,800	2,345

			132,731

MORTGAGE-BACKED SECURITIES 0.0%
Atomium Mortgage Finance BV
1.560% due 07/01/2034		152	195
Dutch MBS BV
1.667% due 07/02/2037		167	221
Dutch Mortgage Portfolio Loans BV
1.785% due 11/20/2035		637	836
EMF-NL
2.606% due 07/17/2041		1,200	1,061

			2,313

See Accompanying Notes	Semiannual Report	September 30, 2011	105

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.4%
Netherlands Government Bond
4.000% due 07/15/2018	EUR	100	$152
4.250% due 07/15/2013		3,600	5,118
4.500% due 07/15/2017		5,500	8,483

			13,753

Total Netherlands (Cost $147,163)			148,797

NEW ZEALAND 2.6%

SOVEREIGN ISSUES 2.6%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	65,500	52,387
5.500% due 04/15/2023		11,900	9,784
6.000% due 12/15/2017		700	593
6.000% due 05/15/2021		41,500	35,427

Total New Zealand (Cost $94,933)			98,191

NORWAY 0.6%

CORPORATE BONDS & NOTES 0.6%
DnB NOR Boligkreditt
2.375% due 07/20/2015	EUR	11,500	15,485
4.125% due 02/01/2013		2,000	2,766
4.625% due 07/03/2012		3,100	4,249

Total Norway (Cost $21,165)			22,500

RUSSIA 0.3%

CORPORATE BONDS & NOTES 0.3%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$3,600	4,019
10.500% due 03/25/2014		6,000	6,695

Total Russia (Cost $10,947)			10,714

SOUTH KOREA 0.2%

SOVEREIGN ISSUES 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	4,200	5,800

Total South Korea (Cost $6,482)			5,800

SPAIN 1.3%

SOVEREIGN ISSUES 1.3%
Instituto de Credito Oficial
3.286% due 03/25/2014	EUR	36,500	47,284

Total Spain (Cost $51,703)			47,284

SUPRANATIONAL 1.4%

CORPORATE BONDS & NOTES 1.4%
European Investment Bank
5.500% due 12/07/2011	GBP	2,500	3,931
6.250% due 06/08/2021	AUD	6,300	6,449
European Union
2.750% due 06/03/2016	EUR	9,600	13,320
3.125% due 01/27/2015		3,500	4,920
3.250% due 04/04/2018		13,200	18,657
3.500% due 06/04/2021		3,900	5,559

Total Supranational (Cost $55,836)			52,836

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SWITZERLAND 0.1%

CORPORATE BONDS & NOTES 0.1%
Tyco International Ltd.
7.000% due 12/15/2019		$3,500	$4,385

Total Switzerland (Cost $3,563)			4,385

UNITED KINGDOM 17.9%

CORPORATE BONDS & NOTES 6.4%
Abbey National Treasury Services PLC
3.125% due 06/30/2014	EUR	21,800	29,377
Bank of Scotland PLC
4.375% due 07/13/2016		3,000	4,231
4.500% due 10/23/2013		500	699
5.250% due 07/24/2012	AUD	4,000	3,890
5.657% due 07/24/2012		7,600	7,372
Barclays Bank PLC
2.700% due 03/05/2012		$300	303
10.179% due 06/12/2021		4,480	4,807
BP Capital Markets PLC
2.750% due 02/27/2012		300	303
3.125% due 10/01/2015		12,600	13,039
3.830% due 10/06/2017	EUR	2,700	3,720
GKN Holdings PLC
7.000% due 05/14/2012	GBP	5,700	9,098
Hanson Ltd.
6.125% due 08/15/2016		$2,000	2,020
HBOS PLC
6.750% due 05/21/2018		2,000	1,709
LBG Capital No.1 PLC
8.000% due 12/29/2049		500	338
8.500% due 12/29/2049		20,900	14,316
11.040% due 03/19/2020	GBP	3,677	5,017
LBG Capital No.2 PLC
9.334% due 02/07/2020		5,000	6,160
11.250% due 09/14/2023		1,600	2,146
Lloyds TSB Bank PLC
2.603% due 01/24/2014		$5,000	4,870
12.000% due 12/29/2049		11,300	10,381
Nationwide Building Society
2.875% due 09/14/2015	EUR	3,900	5,235
3.500% due 12/07/2015		6,250	8,586
4.625% due 09/13/2012		5,100	6,991
5.500% due 07/18/2012		$28,200	29,138
Pearson Dollar Finance PLC
5.500% due 05/06/2013		2,500	2,661
Royal Bank of Scotland Group PLC
1.153% due 04/23/2012		17,200	17,281
1.450% due 10/20/2011		8,000	8,003
2.650% due 04/23/2012		4,500	4,553
2.750% due 06/18/2013	EUR	13,700	18,499
6.666% due 04/29/2049	CAD	700	402
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,625
WPP Ltd.
6.000% due 04/04/2017	GBP	4,075	6,963
Yorkshire Building Society
3.250% due 09/22/2015	EUR	4,700	6,284

			240,017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 1.7%
Arran Residential Mortgages Funding PLC
2.735% due 05/16/2047	EUR	6,624	$8,851
Eurosail PLC
1.690% due 03/13/2045		600	637
Great Hall Mortgages PLC
0.480% due 06/18/2039		$2,127	1,751
1.661% due 03/18/2039	EUR	2,893	3,103
Holmes Master Issuer PLC
3.001% due 10/15/2054		11,600	15,539
Mansard Mortgages PLC
1.568% due 12/15/2049	GBP	13,394	17,257
Newgate Funding PLC
1.918% due 12/15/2050		500	526
2.128% due 12/15/2050	EUR	950	991
2.168% due 12/15/2050	GBP	3,000	2,320
2.778% due 12/15/2050	EUR	2,500	1,661
3.028% due 12/15/2050		4,100	2,127
RMAC Securities PLC
0.487% due 06/12/2044		$600	464
1.059% due 06/12/2044	GBP	4,300	5,144
Windermere CMBS PLC
1.083% due 04/24/2017		2,713	3,466

			63,837

SOVEREIGN ISSUES 9.8%
United Kingdom Gilt
4.250% due 12/07/2027		12,200	21,935
4.250% due 06/07/2032		12,700	22,627
4.250% due 03/07/2036		8,750	15,472
4.250% due 09/07/2039		7,400	13,027
4.250% due 12/07/2040		46,300	81,370
4.500% due 03/07/2019		38,700	71,073
4.500% due 09/07/2034		14,300	26,253
4.750% due 03/07/2020		700	1,311
4.750% due 12/07/2030		53,200	101,261
4.750% due 12/07/2038		1,500	2,859
5.000% due 03/07/2025		2,700	5,253

			362,441

Total United Kingdom (Cost $646,815)			666,295

UNITED STATES 32.5%

ASSET-BACKED SECURITIES 1.5%
Accredited Mortgage Loan Trust
4.330% due 06/25/2033		$440	355
Aegis Asset-Backed Securities Trust
0.605% due 10/25/2035		3,600	2,764
Amortizing Residential Collateral Trust
0.815% due 07/25/2032		44	38
Amresco Residential Securities Mortgage Loan Trust
1.175% due 06/25/2029		221	174
Bear Stearns Asset-Backed Securities Trust
0.305% due 12/25/2036		188	174
0.315% due 10/25/2036		26	25
0.895% due 10/25/2032		46	39
1.035% due 10/27/2032		51	44
1.235% due 10/25/2037		125	75
BNC Mortgage Loan Trust
0.335% due 05/25/2037		1,486	1,317
Carrington Mortgage Loan Trust
0.285% due 01/25/2037		373	368
0.555% due 10/25/2035		93	85

106	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citibank Omni Master Trust
2.329% due 05/16/2016	$8,200	$8,271
Citigroup Mortgage Loan Trust, Inc.
0.295% due 07/25/2045	1,096	821
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	270	283
6.681% due 12/01/2033	188	201
Countrywide Asset-Backed Certificates
0.285% due 07/25/2037	92	89
0.315% due 10/25/2047	90	89
0.335% due 09/25/2047	1,614	1,579
0.415% due 09/25/2036	438	345
0.575% due 12/25/2036	1,093	464
4.740% due 10/25/2035	2,063	1,920
Credit Suisse First Boston Mortgage Securities Corp.
0.855% due 01/25/2032	67	51
Credit-Based Asset Servicing & Securitization LLC
0.295% due 11/25/2036	10	6
First Alliance Mortgage Loan Trust
0.460% due 12/20/2027	12	9
First Franklin Mortgage Loan Asset-Backed Certificates
0.285% due 11/25/2036	2	2
Fremont Home Loan Trust
0.345% due 02/25/2036	11	11
Home Equity Asset Trust
0.295% due 05/25/2037	144	139
0.835% due 11/25/2032	2	1
JPMorgan Mortgage Acquisition Corp.
0.285% due 10/25/2036	39	38
0.325% due 10/25/2036	194	190
0.345% due 08/25/2036	151	45
Long Beach Mortgage Loan Trust
0.795% due 10/25/2034	12	9
Merrill Lynch Mortgage Investors, Inc.
0.315% due 09/25/2037	49	11
0.355% due 02/25/2037	97	47
Mesa Trust Asset-Backed Certificates
1.035% due 12/25/2031	275	201
Nationstar Home Equity Loan Trust
0.295% due 06/25/2037	57	57
0.355% due 04/25/2037	3	3
New Century Home Equity Loan Trust
1.120% due 05/25/2034	3,762	2,719
Popular ABS Mortgage Pass-Through Trust
0.325% due 06/25/2047	342	297
Renaissance Home Equity Loan Trust
0.735% due 12/25/2033	129	104
Residential Asset Mortgage Products, Inc.
0.795% due 06/25/2032	7	5
Residential Asset Securities Corp.
0.735% due 07/25/2032 (a)	191	109
Securitized Asset-Backed Receivables LLC Trust
0.365% due 05/25/2037 (a)	358	207
SLC Student Loan Trust
0.797% due 06/15/2017	70	70
SLM Student Loan Trust
0.253% due 07/25/2017	143	141
0.547% due 12/17/2018	11	12
0.753% due 10/25/2017	9,100	9,096
0.933% due 07/25/2013	26	26
1.753% due 04/25/2023	22,196	22,827
Soundview Home Equity Loan Trust
0.295% due 11/25/2036	57	15

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp.
0.815% due 01/25/2033		$12	$11

			55,979

BANK LOAN OBLIGATIONS 0.4%
AGFS Funding Co.
5.500% due 05/10/2017		11,100	9,754
HCA, Inc.
2.619% due 11/17/2013		1,000	972
2.869% due 05/02/2016		1,975	1,845
Remy International, Inc.
6.250% due 12/17/2016		995	950
Texas Competitive Electric Holdings Co. LLC
4.726% due 10/10/2017		1,356	913
4.772% due 10/10/2017		1,442	971
U.S. Airways Group, Inc.
2.739% due 03/23/2014		986	844

			16,249

CORPORATE BONDS & NOTES 8.4%
Ally Financial, Inc.
3.751% due 06/20/2014		1,300	1,187
6.625% due 05/15/2012		9,167	9,282
7.000% due 02/01/2012		6,955	7,016
8.300% due 02/12/2015		6,200	6,146
Altria Group, Inc.
9.700% due 11/10/2018		11,500	15,276
American International Group, Inc.
0.360% due 10/18/2011		5,000	5,000
4.250% due 09/15/2014		1,900	1,850
4.875% due 03/15/2067	EUR	3,600	2,854
5.600% due 10/18/2016		$1,300	1,288
5.750% due 03/15/2067	GBP	8,200	8,248
8.000% due 05/22/2038	EUR	4,600	4,838
Anadarko Petroleum Corp.
6.125% due 03/15/2012 (g)		$3,900	3,976
AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,090
6.500% due 01/15/2014		600	669
Avnet, Inc.
6.625% due 09/15/2016		1,550	1,727
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	20,342	27,473
4.250% due 04/05/2017		800	1,107
Bank of America Corp.
4.000% due 03/28/2018		6,000	5,583
4.750% due 05/23/2017		6,950	6,733
Bear Stearns Cos. LLC
6.400% due 10/02/2017		$1,300	1,479
Black & Decker Corp.
5.750% due 11/15/2016		3,000	3,511
Boston Scientific Corp.
6.400% due 06/15/2016		4,300	4,814
Brunswick Corp.
11.750% due 08/15/2013		800	930
Burlington Northern Santa Fe LLC
5.650% due 05/01/2017		2,669	3,092
Cardinal Health, Inc.
6.000% due 06/15/2017		3,200	3,707
Citigroup, Inc.
1.683% due 03/05/2014	EUR	400	502
3.625% due 11/30/2017		8,250	8,567
6.000% due 08/15/2017		$3,000	3,190
6.400% due 03/27/2013	EUR	1,800	2,474

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CNA Financial Corp.
5.850% due 12/15/2014		$3,000	$3,173
Computer Sciences Corp.
6.500% due 03/15/2018		4,600	4,980
Daimler Finance North America LLC
6.500% due 11/15/2013		400	439
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,000	1,035
HCP, Inc.
5.650% due 12/15/2013		6,000	6,306
International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,878
5.400% due 02/15/2012		2,700	2,687
5.875% due 05/01/2013		8,850	8,584
6.500% due 09/01/2014		8,800	8,844
6.625% due 11/15/2013		8,000	7,800
6.750% due 09/01/2016		7,100	7,153
JPMorgan Chase & Co.
3.450% due 03/01/2016		2,100	2,112
6.300% due 04/23/2019		1,300	1,475
JPMorgan Chase & Co., Inc. CPI Linked Bond
7.140% due 02/15/2012		4,670	4,721
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		500	501
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		800	196
6.875% due 05/02/2018 (a)		7,000	1,741
Lennar Corp.
5.950% due 10/17/2011		3,100	3,105
Limited Brands, Inc.
6.900% due 07/15/2017		5,000	5,262
Loews Corp.
5.250% due 03/15/2016		1,200	1,307
Macy's Retail Holdings, Inc.
5.875% due 01/15/2013		4,000	4,173
Masco Corp.
5.875% due 07/15/2012		1,000	1,018
Merrill Lynch & Co., Inc.
1.836% due 08/25/2014	EUR	300	347
1.840% due 05/30/2014		6,000	6,991
2.054% due 07/22/2014		7,500	8,720
2.287% due 09/27/2012		2,700	3,505
6.750% due 05/21/2013		1,700	2,272
Morgan Stanley
1.840% due 11/29/2013		5,050	6,181
1.853% due 01/24/2014		$8,100	7,562
2.001% due 04/13/2016	EUR	1,300	1,435
2.026% due 01/16/2017		1,750	1,872
Newell Rubbermaid, Inc.
5.500% due 04/15/2013		$5,000	5,289
RBS Capital Trust I
4.709% due 12/29/2049		1,560	718
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,228
Ryder System, Inc.
6.000% due 03/01/2013		5,000	5,312
Sealed Air Corp.
5.625% due 07/15/2013		12,900	13,485
Sheraton Holding Corp.
7.375% due 11/15/2015		5,000	5,413
SLM Corp.
5.125% due 08/27/2012		400	400
5.375% due 05/15/2014		600	591
Southwest Airlines Co.
6.500% due 03/01/2012		500	510

See Accompanying Notes	Semiannual Report	September 30, 2011	107

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Spectra Energy Capital LLC
6.200% due 04/15/2018		$5,000	$5,662
Sprint Capital Corp.
8.750% due 03/15/2032		800	699
Union Pacific Corp.
4.163% due 07/15/2022		875	937
WM Covered Bond Program
4.375% due 05/19/2014	EUR	6,800	9,518

			312,746

MORTGAGE-BACKED SECURITIES 6.4%
Adjustable Rate Mortgage Trust
2.871% due 09/25/2035		$602	426
American Home Mortgage Assets
0.425% due 05/25/2046		640	330
0.445% due 10/25/2046		2,278	1,142
0.465% due 09/25/2046 (a)		401	47
0.942% due 02/25/2047		6,843	3,107
1.162% due 11/25/2046		10,403	4,506
Banc of America Funding Corp.
2.733% due 02/20/2036		2,032	1,764
5.500% due 08/25/2035		7,827	7,809
5.622% due 03/20/2036		831	660
5.747% due 01/20/2047		618	416
5.962% due 10/20/2046		223	125
Banc of America Large Loan, Inc.
1.979% due 11/15/2015		10,725	9,575
Banc of America Mortgage Securities, Inc.
2.764% due 09/25/2035		193	155
2.867% due 06/25/2035		1,050	784
5.321% due 04/25/2035		1,314	1,108
BCAP LLC Trust
0.405% due 01/25/2037 (a)		13,568	6,766
0.976% due 01/26/2047		1,558	1,106
5.250% due 02/26/2036		2,931	2,941
5.250% due 04/26/2037		3,558	3,273
5.250% due 08/26/2037		3,800	3,739
5.417% due 02/26/2036		890	820
5.756% due 03/26/2037		6,300	4,775
Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 08/25/2035		2,500	2,306
2.661% due 10/25/2033		381	363
2.710% due 03/25/2035		4,568	4,258
2.731% due 03/25/2035		960	909
2.814% due 05/25/2034		363	340
2.846% due 02/25/2034		76	66
2.876% due 05/25/2034		676	606
2.968% due 01/25/2035		1,394	1,162
3.284% due 11/25/2034		22	20
Bear Stearns Alt-A Trust
2.607% due 11/25/2036		5,092	3,008
2.611% due 01/25/2036		132	65
2.725% due 02/25/2036 (a)		6,931	2,667
2.748% due 08/25/2036 (a)		459	207
2.772% due 09/25/2035		6,169	4,187
2.813% due 11/25/2035 (a)		217	120
3.883% due 08/25/2036 (a)		1,430	288
5.064% due 11/25/2036		1,207	681
5.780% due 08/25/2036		3,730	2,137
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037		4,677	4,540
Citigroup Mortgage Loan Trust, Inc.
2.370% due 08/25/2035		1,654	1,511
2.450% due 08/25/2035		1,956	1,628
2.660% due 10/25/2035		7,617	6,017
2.660% due 12/25/2035		416	359

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.624% due 09/25/2037 (a)	$3,125	$1,875
5.628% due 03/25/2037 (a)	2,206	1,204
Countrywide Alternative Loan Trust
0.405% due 01/25/2037	1,391	697
0.410% due 02/20/2047	778	379
0.425% due 09/25/2046	2,195	1,110
0.426% due 12/20/2046	8,281	4,144
0.435% due 05/25/2036	155	81
0.440% due 03/20/2046	190	100
0.440% due 07/20/2046	1,872	720
0.445% due 07/25/2046	139	74
0.465% due 08/25/2046	504	86
0.585% due 05/25/2037	1,374	692
1.242% due 12/25/2035	191	111
1.742% due 11/25/2035	879	477
2.282% due 11/25/2035	749	407
5.250% due 06/25/2035	566	469
5.528% due 02/25/2037	564	362
6.000% due 10/25/2032	11	11
6.000% due 01/25/2037 (a)	2,750	1,821
6.000% due 04/25/2037	1,061	720
6.250% due 08/25/2037 (a)	1,014	625
Countrywide Home Loan Mortgage Pass-Through Trust
0.505% due 03/25/2035	1,953	1,505
0.525% due 04/25/2035	44	26
0.555% due 03/25/2035	1,456	739
0.565% due 02/25/2035	32	22
2.530% due 02/20/2036	2,469	1,429
2.776% due 08/25/2034	1,097	833
2.793% due 08/25/2034	218	153
3.033% due 11/25/2034	2,397	1,815
4.173% due 11/19/2033	55	51
4.729% due 02/25/2047	1,025	520
4.859% due 03/25/2037 (a)	966	425
Credit Suisse First Boston Mortgage Securities Corp.
1.385% due 03/25/2034	686	584
1.836% due 05/25/2032	27	25
2.440% due 07/25/2033	67	58
2.569% due 08/25/2033	335	319
DBUBS Mortgage Trust
0.319% due 11/10/2046 (b)	15,842	307
1.571% due 11/10/2046 (b)	40,984	2,472
Downey Savings & Loan Association Mortgage Loan Trust
0.550% due 07/19/2045	381	67
First Horizon Asset Securities, Inc.
2.565% due 12/25/2033	374	344
2.746% due 08/25/2035	404	322
5.260% due 10/25/2035	724	614
First Republic Mortgage Loan Trust
0.579% due 11/15/2031	150	139
GMAC Mortgage Corp. Loan Trust
2.959% due 06/25/2034	91	75
Greenpoint Mortgage Funding Trust
0.315% due 10/25/2046	135	124
0.315% due 01/25/2047 (a)	103	97
0.415% due 01/25/2037	1,214	653
0.445% due 04/25/2036	1,033	521
0.505% due 11/25/2045	224	129
Greenpoint Mortgage Pass-Through Certificates
2.810% due 10/25/2033	79	64
GS Mortgage Securities Corp.
1.142% due 03/06/2020	256	254
GSR Mortgage Loan Trust
1.850% due 03/25/2033	453	428
2.738% due 09/25/2035	1,738	1,607
2.996% due 01/25/2035	2,009	1,705

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Harborview Mortgage Loan Trust
0.410% due 07/19/2046	$2,660	$1,442
0.420% due 09/19/2037	873	522
0.420% due 01/19/2038	2,219	1,340
0.450% due 05/19/2035	1,865	1,150
0.470% due 03/19/2036	346	202
2.765% due 07/19/2035	380	257
2.955% due 05/19/2033	741	674
Homebanc Mortgage Trust
5.694% due 04/25/2037	843	679
5.696% due 04/25/2037	1,600	772
Impac CMB Trust
1.015% due 10/25/2034	1,168	951
1.235% due 07/25/2033	93	85
Indymac INDA Mortgage Loan Trust
5.067% due 11/25/2035	4,299	3,418
5.589% due 08/25/2036	1,600	1,138
Indymac INDB Mortgage Loan Trust
0.535% due 11/25/2035 (a)	458	177
Indymac Index Mortgage Loan Trust
0.425% due 04/25/2037	353	72
0.425% due 09/25/2046	6,487	3,620
0.475% due 06/25/2037	351	226
0.485% due 02/25/2037	1,100	178
0.535% due 06/25/2037 (a)	783	241
2.662% due 12/25/2034	255	177
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	874	821
5.550% due 10/25/2036	963	891
JPMorgan Mortgage Trust
2.105% due 11/25/2033	416	397
4.991% due 07/25/2035	763	654
5.306% due 02/25/2036	1,964	1,631
5.379% due 09/25/2035	1,355	1,233
MASTR Adjustable Rate Mortgages Trust
0.445% due 04/25/2046	3,809	2,009
0.535% due 05/25/2047	1,700	476
2.721% due 11/21/2034	478	468
MASTR Alternative Loans Trust
0.635% due 03/25/2036	593	158
Mellon Residential Funding Corp.
0.709% due 06/15/2030	101	94
2.610% due 10/20/2029	63	57
Merrill Lynch Mortgage Investors, Inc.
0.445% due 02/25/2036	2,307	1,544
0.485% due 08/25/2036	370	277
2.277% due 02/25/2033	260	228
2.618% due 06/25/2035	1,246	1,032
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.166% due 08/12/2049	700	739
MLCC Mortgage Investors, Inc.
0.485% due 11/25/2035	3,892	2,944
1.653% due 10/25/2035	5,090	4,426
RBSCF Trust
6.214% due 12/16/2049	4,600	5,106
Residential Accredit Loans, Inc.
0.385% due 02/25/2047	3,066	1,332
0.415% due 06/25/2046	5,590	1,907
0.435% due 12/25/2046 (a)	1,366	289
0.445% due 04/25/2046	91	37
0.505% due 05/25/2046 (a)	1,124	194
0.540% due 09/25/2046	1,783	258
Residential Asset Securitization Trust
0.685% due 12/25/2036 (a)	638	202
5.750% due 02/25/2036 (a)	597	404
6.250% due 10/25/2036 (a)	689	451

108	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 08/25/2036 (a)	$1,021	$605
Residential Funding Mortgage Securities
3.033% due 09/25/2035	530	339
6.500% due 03/25/2032	133	139
Sovereign Commercial Mortgage Securities Trust
5.951% due 07/22/2030	1,918	1,975
Structured Adjustable Rate Mortgage Loan Trust
2.488% due 02/25/2034	437	398
2.534% due 04/25/2034	640	524
2.540% due 08/25/2035	1,302	959
2.596% due 09/25/2034	196	181
4.938% due 09/25/2036	1,600	811
5.120% due 05/25/2036	1,600	1,285
Structured Asset Mortgage Investments, Inc.
0.425% due 06/25/2036	200	122
0.445% due 05/25/2046	1,225	633
0.455% due 05/25/2036	2,068	1,073
0.455% due 09/25/2047	6,300	2,316
0.480% due 07/19/2035	173	145
0.485% due 09/25/2047	319	76
0.495% due 05/25/2046	245	51
0.495% due 05/25/2046 (a)	380	39
0.535% due 08/25/2036	1,800	452
0.545% due 12/25/2035	19	10
0.810% due 07/19/2034	34	28
1.742% due 08/25/2047	3,382	1,721
Structured Asset Securities Corp.
2.655% due 10/25/2035	940	746
5.500% due 09/25/2035	2,000	1,831
Thornburg Mortgage Securities Trust
0.345% due 11/25/2046	260	258
2.984% due 10/25/2043	184	154
Wachovia Bank Commercial Mortgage Trust
5.416% due 01/15/2045	300	327
WaMu Mortgage Pass-Through Certificates
0.465% due 04/25/2045	396	310
0.495% due 11/25/2045	3,106	2,413
0.515% due 11/25/2045	1,144	783
0.545% due 01/25/2045	862	661
0.620% due 11/25/2034	1,966	1,508
0.942% due 03/25/2047	3,064	1,783
0.982% due 01/25/2047	1,612	859
0.992% due 06/25/2047	713	209
1.002% due 04/25/2047	7,059	4,729
1.222% due 06/25/2046	1,907	1,376
1.242% due 02/25/2046	557	389
1.448% due 05/25/2041	9	8
2.576% due 04/25/2035	1,000	817
2.580% due 06/25/2033	206	198
2.600% due 02/27/2034	770	728
2.643% due 02/25/2037	1,773	1,241
2.665% due 12/25/2036	7,080	4,524
2.838% due 07/25/2046	653	452
2.838% due 10/25/2046	389	270
5.319% due 02/25/2037	4,657	2,962
5.585% due 02/25/2037	1,751	1,224
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.485% due 07/25/2046	136	26
1.002% due 04/25/2047	735	125
1.012% due 04/25/2047	1,045	278
1.082% due 05/25/2047	704	164
1.182% due 07/25/2046	1,201	439
Wells Fargo Mortgage-Backed Securities Trust
2.723% due 07/25/2035	1,010	928
2.724% due 10/25/2035	864	748
2.727% due 10/25/2035	600	452

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.731% due 03/25/2036	$12,207	$10,074
2.777% due 06/25/2035	3,288	3,125
4.692% due 12/25/2033	17	17
5.617% due 04/25/2036	682	294

		236,302

MUNICIPAL BONDS & NOTES 1.8%
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	3,800	4,522
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	12,800	15,849
7.700% due 11/01/2030	1,100	1,254
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	275	289
7.350% due 07/01/2035	1,300	1,464
Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	5,000	5,023
4.071% due 01/01/2014	2,900	2,992
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	8,000	9,863
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	7,400	10,202
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	6,200	6,835
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021	600	661
Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	3,400	2,165
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 09/01/2041	1,000	1,106
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,980	140
Texas State Transportation Commission Revenue Bonds, (BABs), Series 2010
5.028% due 04/01/2026	2,000	2,357

		64,722

	SHARES
PREFERRED SECURITIES 0.1%
DG Funding Trust
0.837% due 12/31/2049	640	4,822
SLM Corp.
5.559% due 03/15/2017	20,000	433

		5,255

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 13.7%
Fannie Mae
0.335% due 01/25/2021	$33	33
0.355% due 03/25/2034	158	158
0.435% due 10/27/2037	800	795
0.535% due 03/25/2036	100	100
0.665% due 11/25/2040	13,978	13,989
0.685% due 11/25/2040	14,230	14,244

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.735% due 10/25/2040 - 12/25/2040	$25,358	$25,434
1.452% due 06/01/2043	151	151
2.142% due 12/01/2034	676	703
2.325% due 01/01/2023	49	51
2.356% due 08/01/2023	119	125
2.375% due 06/01/2035	1,188	1,248
2.393% due 08/01/2036	351	370
2.415% due 11/01/2022	15	15
2.460% due 04/01/2032	50	51
2.555% due 11/01/2034	3,909	4,150
2.758% due 12/01/2030	16	17
3.500% due 11/21/2021	2,400	2,449
4.000% due 12/01/2040 - 10/01/2041	279,412	293,132
5.370% due 12/01/2015	2,532	2,799
6.000% due 04/25/2043 - 07/25/2044	2,434	2,718
Freddie Mac
0.579% due 12/15/2030	158	158
0.629% due 11/15/2016 - 03/15/2017	8	8
0.709% due 10/15/2040	9,705	9,712
0.829% due 12/15/2037	7,978	8,037
1.122% due 10/15/2040	13,480	13,442
1.451% due 10/25/2044	4,566	4,703
1.452% due 02/25/2045	334	321
2.360% due 06/01/2022	111	113
2.552% due 09/01/2035	215	227
4.500% due 07/15/2023	171	176
6.000% due 12/01/2033	1,519	1,682
6.500% due 11/15/2023	177	190
9.050% due 06/15/2019	2	3
Ginnie Mae
2.125% due 11/20/2021 - 11/20/2030	176	183
2.375% due 05/20/2022 - 05/20/2030	680	706
2.625% due 07/20/2022 - 08/20/2027	409	425
6.000% due 08/20/2034	11,329	13,585
NCUA Guaranteed Notes
0.694% due 11/05/2020	65,260	65,444
0.784% due 12/08/2020	28,011	28,184
Small Business Administration
5.110% due 04/01/2025	164	180

		510,211

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bonds
3.750% due 08/15/2041 (g)	3,400	3,974
U.S. Treasury Notes
3.125% due 05/15/2021 (h)	2,700	3,002

		6,976

Total United States (Cost $1,234,913)		1,208,440

SHORT-TERM INSTRUMENTS 7.3%

CERTIFICATES OF DEPOSIT 0.5%
Banco do Brasil S.A.
0.000% due 02/15/2012	$18,900	18,787

COMMERCIAL PAPER 0.4%
Vodafone Group PLC
0.880% due 01/19/2012	15,500	15,478

See Accompanying Notes	Semiannual Report	September 30, 2011	109

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/03/2011		$3,751	$3,751

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $3,827. Repurchase proceeds are $3,751.)

JAPAN TREASURY BILLS 1.3%
0.098% due 12/12/2011	JPY	3,600,000	46,665

U.S. TREASURY BILLS 1.6%
0.018% due 10/13/2011 - 03/22/2012 (c)(f)(h)		$60,355	60,349

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 3.4%
12,456,564	$124,728

Total Short-Term Instruments (Cost $270,061)	269,758

Total Investments 108.3% (Cost $4,055,197)	$4,021,154

Written Options (k) (0.1%) (Premiums $6,327)	(1,939)

Other Assets and Liabilities (Net) (8.2%)	(306,384)

Net Assets 100.0%	$3,712,831

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $39,067 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $7,328 at a weighted average interest rate of -0.727%. On September 30, 2011, securities valued at $7,849 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $14,111 and cash of $1,628 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Canada Government 10-Year Bond December Futures	Long	12/2011	481	$1,398
Euro-Bobl December Futures	Long	12/2011	950	(437)
Euro-Bund 10-Year Bond December Futures	Long	12/2011	796	83
Euro-Bund 10-Year Bond December Futures	Short	12/2011	832	18
Japan Government 10-Year Bond December Futures	Long	12/2011	22	(127)
U.S. Treasury 10-Year Note December Futures	Short	12/2011	109	9
United Kingdom Government 10-Year Gilt December Futures	Long	12/2011	232	783

				$1,727

(i)	Centrally cleared swap agreements outstanding on September 30, 2011:

Cash of $3,610 has been pledged as collateral for centrally cleared swaps as of September 30, 2011.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	$88,000	$(12,345)	$(1,378)

(j)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Agrium, Inc.	BOA	(1.250%	)	03/20/2019	1.293%	$	5,000	$12	$0	$12
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	0.333%		600	(11)	0	(11)
AutoZone, Inc.	CBK	(0.680%	)	12/20/2012	0.180%		2,000	(13)	0	(13)
Avnet, Inc.	UAG	(1.530%	)	09/20/2016	3.331%		1,550	123	0	123
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	0.556%		3,000	(72)	0	(72)
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	2.493%		800	(26)	0	(26)
Burlington Northern Santa Fe LLC	BOA	(0.500%	)	06/20/2017	0.379%		2,669	(18)	0	(18)

110	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.758%	$	1,600	$15	$0	$15
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.758%		1,600	12	11	1
CNA Financial Corp.	BRC	(1.390%	)	12/20/2014	2.149%		3,000	69	0	69
Computer Sciences Corp.	BOA	(1.060%	)	03/20/2018	3.077%		4,600	516	0	516
Hanson Ltd.	BRC	(1.000%	)	09/20/2016	3.093%		1,000	93	243	(150)
Hanson Ltd.	BRC	(5.000%	)	09/20/2016	3.093%		1,000	(87)	485	(572)
HCP, Inc.	MYC	(2.030%	)	12/20/2013	2.023%		6,000	(5)	0	(5)
International Lease Finance Corp.	BOA	(0.130%	)	03/20/2012	5.688%		2,900	75	0	75
International Lease Finance Corp.	BRC	(0.170%	)	03/20/2012	5.688%		2,700	69	0	69
International Lease Finance Corp.	GST	(5.000%	)	06/20/2013	7.223%		8,850	291	(419)	710
International Lease Finance Corp.	MYC	(1.540%	)	12/20/2013	7.624%		1,000	117	133	(16)
Lennar Corp.	BOA	(5.750%	)	12/20/2012	3.089%		700	(24)	0	(24)
Lennar Corp.	CBK	(6.000%	)	12/20/2011	2.550%		2,400	(24)	0	(24)
Limited Brands, Inc.	BOA	(2.850%	)	09/20/2017	2.803%		4,000	(14)	548	(562)
Limited Brands, Inc.	BOA	(3.550%	)	09/20/2017	2.803%		1,000	(41)	98	(139)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.806%		1,150	24	0	24
Macy's Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	0.718%		4,000	(104)	0	(104)
Masco Corp.	MYC	(0.580%	)	09/20/2012	2.255%		1,000	16	0	16
Newell Rubbermaid, Inc.	GST	(0.780%	)	06/20/2013	0.774%		5,000	(2)	0	(2)
Pearson Dollar Finance PLC	BRC	(0.610%	)	06/20/2013	0.431%		2,500	(8)	0	(8)
Reed Elsevier Capital, Inc.	MYC	(0.280%	)	06/20/2012	0.320%		1,200	0	0	0
Ryder System, Inc.	CBK	(1.160%	)	03/20/2013	0.689%		5,000	(37)	0	(37)
Sealed Air Corp.	BOA	(1.135%	)	09/20/2013	1.683%		6,900	71	0	71
Sealed Air Corp.	BRC	(1.035%	)	09/20/2013	1.683%		6,000	73	198	(125)
Sheraton Holding Corp.	DUB	(2.390%	)	12/20/2015	2.537%		5,000	25	231	(206)
Southwest Airlines Co.	DUB	(0.420%	)	03/20/2012	0.653%		500	1	0	1
Spectra Energy Capital LLC	DUB	(0.860%	)	06/20/2018	1.315%		5,000	139	0	139
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.749%		1,400	10	0	10
Tyco International Ltd.	BOA	(1.120%	)	12/20/2019	1.503%		3,500	96	0	96
Union Pacific Corp.	BOA	(1.000%	)	03/20/2016	0.536%		200	(4)	(3)	(1)
Union Pacific Corp.	BRC	(0.600%	)	03/20/2016	0.537%		800	(2)	31	(33)
Viacom, Inc.	JPM	(1.150%	)	06/20/2016	1.243%		6,400	24	0	24
WPP PLC	BRC	(3.750%	)	06/20/2017	1.792%	GBP	2,425	(387)	0	(387)
WPP PLC	JPM	(3.750%	)	06/20/2017	1.792%		1,650	(264)	0	(264)

								$728	$1,556	$(828)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	7.260%	$	5,700	$(135)	$105	$(240)
Ally Financial, Inc.	DUB	5.000%	09/20/2012	6.856%		8,300	(127)	151	(278)
Australia Government Bond	BOA	1.000%	06/20/2015	0.800%		3,400	26	58	(32)
Australia Government Bond	DUB	1.000%	03/20/2016	0.903%		9,000	41	191	(150)
Australia Government Bond	DUB	1.000%	09/20/2016	0.973%		8,400	14	128	(114)
Australia Government Bond	DUB	1.000%	12/20/2016	1.002%		4,300	1	11	(10)
Australia Government Bond	GST	1.000%	06/20/2016	0.940%		2,100	7	51	(44)
Australia Government Bond	MYC	1.000%	06/20/2016	0.940%		5,700	18	136	(118)
Australia Government Bond	MYC	1.000%	09/20/2016	0.973%		4,600	7	40	(33)
Australia Government Bond	MYC	1.000%	12/20/2016	1.002%		2,800	0	8	(8)
Australia Government Bond	RYL	1.000%	03/20/2016	0.903%		20,300	93	441	(348)
Australia Government Bond	RYL	1.000%	09/20/2016	0.973%		12,800	21	156	(135)
Australia Government Bond	RYL	1.000%	12/20/2016	1.002%		11,900	3	24	(21)
Australia Government Bond	UAG	1.000%	09/20/2016	0.973%		16,800	28	277	(249)
BP Capital Markets America, Inc.	BRC	1.000%	12/20/2015	1.449%		6,000	(106)	(106)	0
Brazil Government International Bond	BOA	1.000%	12/20/2011	0.734%		2,700	2	11	(9)
Brazil Government International Bond	BRC	1.000%	12/20/2011	0.734%		600	1	3	(2)
Brazil Government International Bond	DUB	1.000%	12/20/2011	0.734%		5,700	6	26	(20)
Brazil Government International Bond	RYL	1.000%	12/20/2011	0.734%		3,400	3	15	(12)
California State General Obligation Bonds, Series 2003	CBK	2.950%	12/20/2020	2.382%		6,300	248	0	248
California State General Obligation Bonds, Series 2003	CBK	2.760%	03/20/2021	2.392%		4,900	128	0	128
California State General Obligation Bonds, Series 2003	GST	2.910%	12/20/2020	2.508%		3,300	92	0	92
California State General Obligation Bonds, Series 2003	MYC	1.350%	06/20/2016	2.001%		8,100	(219)	0	(219)
California State General Obligation Bonds, Series 2003	MYC	2.900%	12/20/2020	2.382%		9,700	349	0	349
California State General Obligation Bonds, Series 2003	MYC	2.150%	03/20/2021	2.392%		8,000	(126)	0	(126)

See Accompanying Notes	Semiannual Report	September 30, 2011	111

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
China Government International Bond	BOA	1.000%	09/20/2016	1.954%	$	14,700	$(644)	$0	$(644)
China Government International Bond	CBK	1.000%	03/20/2016	1.877%		1,300	(47)	14	(61)
China Government International Bond	CBK	1.000%	09/20/2016	1.954%		8,200	(359)	(8)	(351)
China Government International Bond	CBK	1.000%	12/20/2016	1.987%		3,800	(180)	(146)	(34)
China Government International Bond	DUB	1.000%	12/20/2015	1.832%		18,000	(592)	395	(987)
China Government International Bond	DUB	1.000%	03/20/2016	1.877%		1,900	(70)	20	(90)
China Government International Bond	FBF	1.000%	12/20/2016	1.987%		15,500	(733)	(575)	(158)
China Government International Bond	GST	1.000%	12/20/2015	1.832%		900	(29)	20	(49)
China Government International Bond	GST	1.000%	12/20/2016	1.987%		3,600	(171)	(127)	(44)
China Government International Bond	JPM	1.000%	09/20/2016	1.954%		10,200	(447)	0	(447)
China Government International Bond	JPM	1.000%	12/20/2016	1.987%		25,500	(1,207)	(823)	(384)
China Government International Bond	MYC	1.000%	12/20/2015	1.832%		15,400	(507)	299	(806)
China Government International Bond	RYL	1.000%	12/20/2016	1.987%		1,400	(65)	(65)	0
Connecticut State General Obligation Notes, Series 2007	MYC	1.630%	03/20/2021	1.599%		3,400	10	0	10
Ensco PLC	FBF	1.000%	03/20/2014	1.056%		8,500	(8)	(63)	55
France Government Bond	BOA	0.250%	12/20/2015	1.713%		500	(29)	(12)	(17)
France Government Bond	CBK	0.250%	03/20/2016	1.755%		9,800	(619)	(401)	(218)
France Government Bond	CBK	0.250%	12/20/2016	1.875%		12,000	(928)	(929)	1
France Government Bond	MYC	0.250%	12/20/2015	1.713%		500	(29)	(12)	(17)
France Government Bond	MYC	0.250%	12/20/2016	1.875%		44,600	(3,440)	(3,444)	4
Illinois State General Obligation Bonds, Series 2006	CBK	2.900%	03/20/2021	2.739%		4,700	50	0	50
Japan Government International Bond	FBF	1.000%	03/20/2016	1.354%		14,800	(219)	(104)	(115)
Japan Government International Bond	MYC	1.000%	03/20/2016	1.354%		1,500	(22)	(14)	(8)
Japan Government International Bond	UAG	1.000%	03/20/2016	1.354%		1,300	(19)	(9)	(10)
Mexico Government International Bond	BOA	1.000%	12/20/2011	0.713%		11,500	12	48	(36)
Mexico Government International Bond	BRC	1.000%	12/20/2011	0.713%		12,300	12	49	(37)
Pennsylvania State General Obligation Bonds, Series 2005	MYC	1.400%	03/20/2021	1.477%		7,900	(38)	0	(38)
Republic of Germany Government Bond	CBK	0.250%	12/20/2016	1.130%		9,000	(393)	(370)	(23)
Republic of Germany Government Bond	GST	0.250%	12/20/2016	1.130%		28,500	(1,243)	(1,198)	(45)
Russia Government International Bond	BOA	1.000%	12/20/2011	1.696%		12,500	(16)	45	(61)
Russia Government International Bond	CBK	1.000%	12/20/2011	1.696%		6,600	(8)	23	(31)
Russia Government International Bond	MYC	1.000%	12/20/2011	1.696%		1,000	(1)	4	(5)
U.S. Treasury Notes	DUB	0.250%	12/20/2015	0.444%	EUR	28,300	(298)	(416)	118
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.481%		8,200	(114)	(151)	37
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.757%	$	7,900	73	75	(2)
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.757%		3,100	28	23	5
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.883%		5,600	31	69	(38)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.757%		28,800	266	187	79
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.814%		500	4	11	(7)
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.757%		22,400	207	149	58
United Kingdom Gilt	GST	1.000%	12/20/2015	0.814%		19,200	154	432	(278)

							$(11,253)	$(5,278)	$(5,975)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MCDX-15 5-Year Index	CBK	1.000%	12/20/2015	$	7,600	$(228)	$(208)	$(20)
MCDX-15 5-Year Index	GST	1.000%	12/20/2015		7,900	(237)	(213)	(24)
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015		23,200	(697)	(821)	124
MCDX-15 10-Year Index	CBK	1.000%	12/20/2020		6,600	(465)	(363)	(102)
MCDX-16 5-Year Index	GST	1.000%	06/20/2016		13,500	(500)	(287)	(213)

						$(2,127)	$(1,892)	$(235)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

112	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps
Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Floating rate equal to 3-Month JPY-LIBOR less 0.353% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	03/15/2013	JPM	$	77,040	JPY	6,394,320	$(5,974)	$46	$(6,020)
Floating rate equal to 3-Month JPY-LIBOR less 0.483% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/10/2016	JPM		11,220		920,000	(785)	(2)	(783)

								$(6,759)	$44	$(6,803)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RYL	BRL	21,500	$(16)	$0	$(16)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		35,500	(25)	0	(25)
Pay	1-Year BRL-CDI	11.280%	01/02/2012	FBF		164,500	(71)	0	(71)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HUS		149,400	117	109	8
Pay	1-Year BRL-CDI	11.760%	01/02/2012	FBF		64,800	664	678	(14)
Pay	3-Month EUR-JPY-TIBOR	0.350%	03/21/2012	BRC	JPY	110,700,000	(180)	(58)	(122)
Receive	3-Month USD-LIBOR	2.500%	06/15/2016	CBK	$	38,900	(2,648)	107	(2,755)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BPS		139,800	(19,083)	1,423	(20,506)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BRC		40,700	(5,651)	1,265	(6,916)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HUS		61,300	(8,512)	1,099	(9,611)
Receive	3-Month USD-LIBOR	3.250%	12/21/2021	CBK		90,600	(9,057)	(711)	(8,346)
Receive	3-Month USD-LIBOR	3.250%	12/21/2021	HUS		14,800	(1,479)	(347)	(1,132)
Pay	6-Month EUR-EURIBOR	2.000%	09/21/2016	MYC	EUR	192,000	344	(1,525)	1,869
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2016	DUB		20,400	1,336	104	1,232
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2021	BRC		19,500	1,072	320	752
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2021	DUB		39,700	2,183	631	1,552
Receive	6-Month GBP-LIBOR	2.500%	09/21/2013	GLM	GBP	107,400	(4,076)	(689)	(3,387)
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	11,220,000	6,378	3,208	3,170
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		2,860,000	1,626	779	847
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BOA		6,790,000	8,107	(269)	8,376
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UAG		2,390,000	2,853	(97)	2,950
Pay	28-Day MXN TIIE	6.590%	12/08/2015	HUS	MXN	139,800	407	45	362
Pay	28-Day MXN TIIE	6.590%	12/08/2015	MYC		218,700	637	(240)	877
Pay	28-Day MXN TIIE	5.800%	06/08/2016	HUS		195,800	57	7	50
Pay	28-Day MXN TIIE	6.750%	06/08/2016	BRC		72,500	234	32	202
Pay	28-Day MXN TIIE	6.750%	06/08/2016	HUS		64,900	209	36	173
Pay	28-Day MXN TIIE	6.750%	06/08/2016	MYC		803,400	2,588	609	1,979
Pay	28-Day MXN TIIE	5.600%	09/06/2016	BRC		55,900	(33)	(62)	29
Pay	28-Day MXN TIIE	5.600%	09/06/2016	GLM		44,100	(25)	(44)	19
Pay	28-Day MXN TIIE	6.960%	07/27/2020	BRC		100,200	144	(204)	348
Pay	28-Day MXN TIIE	6.960%	07/27/2020	HUS		49,700	71	(223)	294
Pay	28-Day MXN TIIE	6.650%	06/02/2021	MYC		99,300	(75)	38	(113)
Pay	28-Day MXN TIIE	7.500%	06/02/2021	HUS		213,600	809	78	731
Pay	28-Day MXN TIIE	7.500%	06/02/2021	MYC		58,900	223	37	186

							$(20,872)	$6,136	$(27,008)

See Accompanying Notes	Semiannual Report	September 30, 2011	113

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

(k)	Written options outstanding on September 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$128.500	10/21/2011	228	$162	$(66)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put- OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	99,700	$879	$(68)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		6,800	40	(5)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		176,300	1,395	(119)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		40,400	411	(18)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		18,700	168	(9)
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		30,400	330	(14)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		26,000	270	(15)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		24,500	266	(11)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		28,600	271	(13)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		24,800	243	(14)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		28,900	320	(13)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		25,700	154	0

								$4,747	$(299)

Foreign Currency Options
Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	UAG	1.370	10/10/2011	EUR	20,800	$277	$(671)
Put - OTC EUR versus USD	UAG	1.320	10/24/2011		18,300	334	(244)

						$611	$(915)

Straddle Options
Description	Counterparty	Exercise Level (7)	Expiration Date	Notional Amount		Premium (7)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GLM	0.000%	10/11/2011	$	18,400	$97	$(68)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		9,300	47	(35)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	11/14/2011		47,000	511	(489)

						$655	$(592)

(7)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation-Floor Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$6,400	$82	$(25)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	7,100	70	(42)

						$152	$(67)

Transactions in written call and put options for the period ended September 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Balance at 03/31/2011	3,095	$692,800	EUR 165,600	$9,666
Sales	3,602	0	304,558	5,173
Closing Buys	(5,562)	0	0	(2,849)
Expirations	0	(73,800)	(431,058)	(5,269)
Exercised	(907)	0	0	(394)

Balance at 09/30/2011	228	$619,000	EUR 39,100	$6,327

(l)	Restricted securities as of September 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
FMS Wertmanagement	1.608%	01/20/2014	01/13/2011	$27,069	$27,373	0.74%

114	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

(m)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	2,900	10/2011	BRC	$0	$(12)	$(12)
Sell		30	10/2011	CBK	1	0	1
Sell		2,900	10/2011	FBL	33	0	33
Buy		30	10/2011	RBC	0	0	0
Sell		1,891	10/2011	UAG	31	0	31
Sell		2,900	11/2011	BRC	12	0	12
Buy		4,568	11/2011	CBK	0	(54)	(54)
Sell		77,197	11/2011	DUB	874	0	874
Sell		30	11/2011	RBC	0	0	0
Buy	BRL	1,760	11/2011	HUS	0	(164)	(164)
Buy		220	11/2011	MSC	0	(22)	(22)
Sell	CAD	6,163	10/2011	CBK	99	0	99
Sell		476	10/2011	RBC	3	0	3
Buy		6,606	10/2011	UAG	0	(121)	(121)
Buy		6,553	11/2011	CBK	0	(121)	(121)
Sell		2,370	11/2011	CBK	11	0	11
Sell		9,762	11/2011	DUB	522	0	522
Sell		862	11/2011	JPM	47	0	47
Sell		57,641	11/2011	MSC	2,917	0	2,917
Buy		126	11/2011	RBC	0	(1)	(1)
Sell		53,120	11/2011	RBC	3,066	0	3,066
Buy	CLP	31,472	10/2011	JPM	0	(6)	(6)
Buy	CNY	21,737	11/2011	BRC	46	0	46
Buy		99,618	11/2011	CBK	0	(76)	(76)
Buy		12,780	11/2011	JPM	9	0	9
Buy		14,754	11/2011	RYL	28	0	28
Buy		12,179	06/2012	BRC	0	(31)	(31)
Buy		150,275	06/2012	CBK	0	(171)	(171)
Buy		33,600	06/2012	DUB	0	(29)	(29)
Buy		50,437	06/2012	GST	0	(29)	(29)
Buy		50,000	06/2012	HUS	0	(26)	(26)
Buy		328,744	06/2012	JPM	0	(520)	(520)
Buy		45,317	06/2012	UAG	0	(24)	(24)
Buy		62,000	08/2013	DUB	0	(257)	(257)
Buy		44,000	08/2013	RYL	0	(154)	(154)
Buy		48,000	08/2013	UAG	0	(184)	(184)
Buy		20,257	04/2014	BRC	0	(178)	(178)
Buy		42,376	04/2014	CBK	0	(366)	(366)
Buy		15,530	04/2014	GST	0	(134)	(134)
Buy		13,509	04/2014	HUS	0	(119)	(119)
Buy		27,025	04/2014	JPM	0	(233)	(233)
Buy		45,887	04/2014	RYL	0	(375)	(375)
Buy		27,005	04/2014	UAG	0	(237)	(237)
Buy		8,289	09/2015	BOA	0	(59)	(59)
Buy		25,039	09/2015	BRC	0	(219)	(219)
Buy		97,612	09/2015	CBK	0	(939)	(939)
Buy		23,610	09/2015	JPM	0	(229)	(229)
Buy		7,998	09/2015	MSC	0	(54)	(54)
Buy	DKK	24,267	10/2011	DUB	0	(184)	(184)
Sell		25	10/2011	UAG	0	0	0
Buy	EUR	293,033	10/2011	BPS	0	(7,399)	(7,399)
Buy		8,891	10/2011	BRC	0	(81)	(81)
Sell		315,892	10/2011	BRC	29,612	0	29,612
Buy		252,818	10/2011	CBK	0	(5,795)	(5,795)
Sell		14,047	10/2011	CBK	543	0	543
Sell		8,446	10/2011	DUB	489	0	489
Buy		25,321	10/2011	FBL	0	(169)	(169)
Sell		282,204	10/2011	FBL	29,138	0	29,138
Buy		70,749	10/2011	GST	0	(409)	(409)
Buy		189,016	10/2011	HUS	0	(4,082)	(4,082)
Buy		248,480	10/2011	JPM	0	(4,716)	(4,716)
Sell		313,168	10/2011	JPM	30,298	0	30,298
Buy		9,660	10/2011	MSC	0	(23)	(23)
Buy		173	10/2011	RBC	0	(11)	(11)
Sell		27,289	10/2011	RBC	1,313	0	1,313

See Accompanying Notes	Semiannual Report	September 30, 2011	115

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	6,919	10/2011	RYL	$0	$(165)	$(165)
Sell		13,212	10/2011	RYL	1,057	0	1,057
Buy		261,228	10/2011	UAG	0	(6,265)	(6,265)
Sell		282,204	10/2011	UAG	30,831	0	30,831
Sell		293,033	11/2011	BPS	7,391	0	7,391
Sell		13,673	11/2011	BRC	133	0	133
Buy		42,810	11/2011	CBK	0	(714)	(714)
Sell		234,152	11/2011	CBK	5,523	0	5,523
Sell		172,410	11/2011	HUS	3,914	0	3,914
Sell		228,359	11/2011	JPM	4,428	0	4,428
Buy		5,921	11/2011	MSC	0	(146)	(146)
Buy		67,213	11/2011	RBC	0	(1,647)	(1,647)
Sell		235,443	11/2011	UAG	5,109	0	5,109
Sell	GBP	4,971	10/2011	BRC	25	0	25
Buy		1,498	10/2011	CBK	0	(35)	(35)
Sell		6,888	10/2011	CBK	0	(1)	(1)
Sell		128,421	10/2011	JPM	5,134	0	5,134
Buy		22	10/2011	RBC	0	(1)	(1)
Sell		127,512	10/2011	RBC	4,944	(185)	4,759
Sell		3,192	10/2011	UAG	61	0	61
Buy	HKD	35,015	12/2011	DUB	0	0	0
Buy		80,581	12/2011	FBL	5	0	5
Buy		88,593	12/2011	HUS	0	(1)	(1)
Buy		40,287	12/2011	MSC	3	0	3
Buy		73,108	12/2011	UAG	3	0	3
Buy	IDR	19,383,000	10/2011	DUB	9	0	9
Sell		68,548,870	10/2011	DUB	552	0	552
Sell		65,910,400	10/2011	HUS	526	0	526
Buy		40,919,580	10/2011	RYL	11	(12)	(1)
Buy		26,000,000	01/2012	CBK	0	(141)	(141)
Buy		48,317,600	01/2012	JPM	0	(342)	(342)
Buy	INR	205,983	11/2011	BRC	0	(415)	(415)
Sell		213,625	07/2012	DUB	205	0	205
Buy	JPY	32,977	10/2011	BRC	0	0	0
Sell		32,977	10/2011	BRC	0	0	0
Buy		5,698,807	10/2011	CBK	2,980	0	2,980
Sell		137,387	10/2011	DUB	8	0	8
Buy		38,208	10/2011	FBL	0	(5)	(5)
Sell		385,542	10/2011	FBL	0	0	0
Buy		946,200	10/2011	HUS	201	0	201
Sell		3,451,469	10/2011	JPM	220	0	220
Buy		285,994	10/2011	MSC	0	(17)	(17)
Buy		20,316	10/2011	RBC	0	(1)	(1)
Buy		2,020,047	10/2011	RYL	139	0	139
Buy		200,504	10/2011	UAG	29	0	29
Sell		3,600,000	12/2011	UAG	142	0	142
Buy	KRW	23,988,887	11/2011	JPM	0	(196)	(196)
Buy		14,841,624	11/2011	MSC	0	(267)	(267)
Buy		3,893,798	11/2011	UAG	0	(10)	(10)
Buy	MXN	41,234	11/2011	BPS	0	(540)	(540)
Buy		165,557	11/2011	BRC	0	(2,184)	(2,184)
Sell		22,792	11/2011	BRC	172	0	172
Buy		79,341	11/2011	CBK	0	(1,024)	(1,024)
Sell		600,263	11/2011	CBK	2,664	0	2,664
Buy		2,698	11/2011	DUB	0	(36)	(36)
Sell		152,714	11/2011	DUB	2,012	0	2,012
Buy		589,277	11/2011	HUS	0	(6,590)	(6,590)
Sell		737,753	11/2011	HUS	7,095	0	7,095
Buy		38,477	11/2011	MSC	0	(520)	(520)
Sell		118,887	11/2011	MSC	1,519	0	1,519
Buy		72,559	11/2011	UAG	0	(61)	(61)
Sell		154,040	11/2011	UAG	1,704	0	1,704
Sell	MYR	17,130	04/2012	CBK	295	0	295
Buy		17,553	04/2012	UAG	0	(366)	(366)
Sell	NOK	43,275	10/2011	CBK	364	0	364
Buy		13,779	10/2011	GST	0	(198)	(198)
Sell	NZD	120,287	10/2011	CBK	2,250	0	2,250

116	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	PHP	469,534	11/2011	BRC	$153	$0	$153
Sell		226,883	11/2011	JPM	80	0	80
Sell		141,462	11/2011	MSC	40	0	40
Buy		252,700	03/2012	CBK	0	(97)	(97)
Sell		238,013	03/2012	CBK	183	0	183
Buy		821,394	03/2012	JPM	0	(293)	(293)
Sell	PLN	806	11/2011	JPM	46	0	46
Buy	SGD	5,500	12/2011	BRC	0	(28)	(28)
Buy		39,942	12/2011	CBK	0	(224)	(224)
Sell		3,677	12/2011	DUB	164	0	164
Buy		7,069	12/2011	GST	0	(94)	(94)
Buy		15,501	12/2011	HUS	0	(144)	(144)
Buy		5,261	12/2011	JPM	0	(67)	(67)
Buy		600	12/2011	RYL	0	(38)	(38)
Buy		13,356	12/2011	UAG	0	(260)	(260)
Buy	TWD	92,332	01/2012	BRC	0	(203)	(203)
Sell		160,284	01/2012	BRC	455	0	455
Sell		130,409	01/2012	CBK	196	0	196
Buy		60,000	01/2012	GST	0	(128)	(128)
Buy		70,000	01/2012	HUS	0	(149)	(149)
Buy		70,000	01/2012	JPM	0	(148)	(148)

					$192,067	$(51,971)	$140,096

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Australia
Bank Loan Obligations	$0	$5,993	$0	$5,993
Corporate Bonds & Notes	0	57,272	0	57,272
Mortgage-Backed Securities	0	14,014	0	14,014
Sovereign Issues	0	3,273	0	3,273
Brazil
Corporate Bonds & Notes	0	4,522	0	4,522
Canada
Asset-Backed Securities	0	504	0	504
Bank Loan Obligations	0	975	0	975
Corporate Bonds & Notes	0	34,520	0	34,520
Sovereign Issues	0	101,643	0	101,643
Cayman Islands
Asset-Backed Securities	0	28,371	0	28,371
Corporate Bonds & Notes	0	15,686	0	15,686
Chile
Corporate Bonds & Notes	0	6,697	0	6,697
Denmark
Corporate Bonds & Notes	0	2,642	0	2,642
France
Asset-Backed Securities	0	124	0	124
Corporate Bonds & Notes	0	196,147	0	196,147
Germany
Asset-Backed Securities	0	29	0	29
Bank Loan Obligations	0	10,175	0	10,175
Corporate Bonds & Notes	0	267,125	0	267,125
Sovereign Issues	0	566,364	0	566,364
India
Corporate Bonds & Notes	0	1,763	0	1,763
Ireland
Asset-Backed Securities	0	4,713	3,111	7,824
Corporate Bonds & Notes	0	23,626	0	23,626
Mortgage-Backed Securities	0	7,186	0	7,186
Italy
Corporate Bonds & Notes	0	14,855	0	14,855
Mortgage-Backed Securities	0	28	0	28
Sovereign Issues	0	13,743	0	13,743

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Japan
Sovereign Issues	$0	$14,499	$0	$14,499
Jersey, Channel Islands
Asset-Backed Securities	0	1,103	0	1,103
Luxembourg
Asset-Backed Securities	0	6,345	0	6,345
Bank Loan Obligations	0	1,733	0	1,733
Corporate Bonds & Notes	0	21,206	0	21,206
Mexico
Corporate Bonds Notes	0	254	0	254
Sovereign Issues	0	55,913	0	55,913
Netherlands
Corporate Bonds & Notes	0	130,891	1,840	132,731
Mortgage-Backed Securities	0	2,313	0	2,313
Sovereign Issues	0	13,753	0	13,753
New Zealand
Sovereign Issues	0	98,191	0	98,191
Norway
Corporate Bonds & Notes	0	22,500	0	22,500
Russia
Corporate Bonds & Notes	0	10,714	0	10,714
South Korea
Sovereign Issues	0	5,800	0	5,800
Spain
Sovereign Issues	0	47,284	0	47,284
Supranational
Corporate Bonds & Notes	0	33,957	0	33,957
Sovereign Issues	0	18,879	0	18,879
Switzerland
Corporate Bonds & Notes	0	4,385	0	4,385
United Kingdom
Corporate Bonds & Notes	0	240,017	0	240,017
Mortgage-Backed Securities	0	63,837	0	63,837
Sovereign Issues	0	362,441	0	362,441
United States
Asset-Backed Securities	0	55,979	0	55,979
Bank Loan Obligations	0	16,249	0	16,249
Corporate Bonds & Notes	0	312,746	0	312,746
Mortgage-Backed Securities	0	222,589	13,713	236,302

See Accompanying Notes	Semiannual Report	September 30, 2011	117

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Municipal Bonds & Notes	$0	$64,722	$0	$64,722
Preferred Securities	433	0	4,822	5,255
U.S. Government Agencies	0	414,134	96,077	510,211
U.S. Treasury Obligations	0	6,976	0	6,976
Short-Term Instruments
Certificates of Deposit	0	18,787	0	18,787
Commercial Paper	0	15,478	0	15,478
Repurchase Agreements	0	3,751	0	3,751
Japan Treasury Bills	0	46,665	0	46,665
U.S. Treasury Bills	0	60,349	0	60,349
PIMCO Short-Term Floating NAV Portfolio	124,728	0	0	124,728
	$125,161	$3,776,430	$119,563	$4,021,154

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Financial Derivative Instruments (7) - Assets
Credit Contracts	$4	$3,324	$1	$3,329
Foreign Exchange Contracts	0	192,067	0	192,067
Interest Rate Contracts	2,291	26,006	0	28,297
	$2,295	$221,397	$1	$223,693

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(10,346)	(21)	(10,367)
Foreign Exchange Contracts	0	(59,689)	0	(59,689)
Interest Rate Contracts	(564)	(54,635)	(781)	(55,980)
	$(564)	$(124,670)	$(802)	$(126,036)

Totals	$126,892	$3,873,157	$118,762	$4,118,811

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (9)
Investments, at value
Cayman Islands
Asset-Backed Securities	$15,363	$1,810	$(1,285)	$56	$27	$(93)	$0	$(15,878)	$0	$0
India
Corporate Bonds & Notes	3,480	0	(1,674)	0	(26)	(17)	0	(1,763)	0	0
Ireland
Asset-Backed Securities	0	3,368	0	7	0	(264)	0	0	3,111	(264)
Luxembourg
Asset-Backed Securities	3,841	0	0	7	0	(261)	0	(3,587)	0	0
Netherlands
Corporate Bonds & Notes	5,504	0	(3,681)	35	230	(248)	0	0	1,840	(114)
Spain
Sovereign Issues	51,597	0	(51,701)	1	0	103	0	0	0	0
United Kingdom
Corporate Bonds & Notes	19,577	0	0	2	0	(5,263)	0	(14,316)	0	0
United States
Mortgage-Backed Securities	0	14,071	(194)	12	23	(199)	0	0	13,713	(198)
Preferred Securities	4,861	0	0	0	0	(39)	0	0	4,822	(39)
U.S. Government Agencies	106,951	2,402	(13,648)	0	28	344	0	0	96,077	335
	$211,174	$21,651	$(72,183)	$120	$282	$(5,937)	$0	$(35,544)	$119,563	$(280)

Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$0	$0	$0	$0	$1	$0	$0	$1	$1

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	0	0	0	(21)	0	0	(21)	(21)
Interest Rate Contracts	(1,181)	0	0	0	0	400	0	0	(781)	399
	$(1,181)	$0	$0	$0	$0	$379	$0	$0	$(802)	$378

Totals	$209,993	$21,651	$(72,183)	$120	$282	$(5,557)	$0	$(35,544)	$118,762	$99

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

118	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$3,057	$3,057
Unrealized appreciation on foreign currency contracts	0	0	0	192,067	0	192,067
Unrealized appreciation on OTC swap agreements	0	3,329	0	0	26,006	29,335

	$0	$3,329	$0	$192,067	$29,063	$224,459

Liabilities:
Written options outstanding	$0	$0	$0	$915	$1,024	$1,939
Variation margin payable on financial derivative instruments (2)	0	0	0	0	262	262
Unrealized depreciation on foreign currency contracts	0	0	0	51,971	0	51,971
Unrealized depreciation on OTC swap agreements	0	10,367	0	6,803	53,014	70,184

	$0	$10,367	$0	$59,689	$54,300	$124,356

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$0	$(7,079)	$0	$5,397	$49,830	$48,148
Net realized (loss) on foreign currency transactions	0	0	0	(58,652)	0	(58,652)

	$0	$(7,079)	$0	$(53,255)	$49,830	$(10,504)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$0	$(7,580)	$0	$(9,371)	$(7,872)	$(24,823)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	157,375	0	157,375

	$0	$(7,580)	$0	$148,004	$(7,872)	$132,552

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,727 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(1,378) as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$7,707	$(8,300)	$(593)
BPS	(19,631)	19,209	(422)
BRC	22,561	(16,990)	5,571
CBK	(9,209)	8,501	(708)
DUB	7,227	(11,470)	(4,243)
FBF	6,218	(7,130)	(912)
FBL	29,002	(22,440)	6,562
GLM	(4,174)	4,269	95
GST	(2,630)	540	(2,090)
HUS	(7,860)	6,549	(1,311)
JPM	24,810	(19,940)	4,870
MEI	0	(10)	(10)
MSC	3,430	(3,285)	145
MYC	(1,339)	(3,310)	(4,649)

See Accompanying Notes	Semiannual Report	September 30, 2011	119

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

September 30, 2011 (Unaudited)

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
RBC	$7,480	$(7,490)	$(10)
RYL	2,010	(2,540)	(530)
UAG	32,338	(27,160)	5,178

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

120	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Global Advantage Strategy Bond Fund

September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 8.2%

CORPORATE BONDS & NOTES 0.6%
Macquarie Bank Ltd.
6.625% due 04/07/2021		$16,500	$15,548
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		2,900	3,030
Telstra Corp. Ltd.
4.800% due 10/12/2021		500	525

			19,103

SOVEREIGN ISSUES 7.6%
Australia Government Bond
4.750% due 06/15/2016	AUD	59,300	59,749
5.250% due 03/15/2019		46,000	47,878
5.500% due 12/15/2013		40,000	40,253
5.500% due 01/21/2018		66,600	69,955
5.500% due 04/21/2023		10,800	11,529
5.750% due 05/15/2021		29,700	32,194
New South Wales Treasury Corp.
6.000% due 05/01/2012		200	195

			261,753

Total Australia (Cost $298,674)			280,856

BAHRAIN 0.1%

SOVEREIGN ISSUES 0.1%
Bahrain Government International Bond
5.500% due 03/31/2020		$4,000	3,820

Total Bahrain (Cost $3,923)			3,820

BERMUDA 0.4%

CORPORATE BONDS & NOTES 0.4%
Noble Group Ltd.
6.625% due 08/05/2020		$200	177
6.750% due 01/29/2020		11,800	10,439
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,000	1,006
4.750% due 02/16/2021		1,000	1,004
6.500% due 06/10/2014		1,000	1,093
7.875% due 06/10/2019		450	550

Total Bermuda (Cost $16,073)			14,269

BRAZIL 3.8%

CORPORATE BONDS & NOTES 1.3%
Banco do Brasil S.A.
2.947% due 07/02/2014		$3,000	3,019
4.500% due 01/22/2015		1,600	1,650
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		500	498
Banco Santander Brasil S.A.
2.450% due 03/18/2014		4,500	4,356
4.500% due 04/06/2015		1,000	970
Braskem Finance Ltd.
7.000% due 05/07/2020		200	205
7.250% due 06/05/2018		100	106
CSN Islands XI Corp.
6.875% due 09/21/2019		200	212
CSN Resources S.A.
6.500% due 07/21/2020		7,400	7,774
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		2,994	2,844
GTL Trade Finance, Inc.
7.250% due 10/20/2017		3,900	4,114

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Petrobras International Finance Co.
7.875% due 03/15/2019		$11,250	$13,162
8.375% due 12/10/2018		2,800	3,332
Vale Overseas Ltd.
6.250% due 01/11/2016		30	33
6.875% due 11/21/2036		630	683
6.875% due 11/10/2039		800	868

			43,826

SOVEREIGN ISSUES 2.5%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2012	BRL	69,497	36,791
10.000% due 01/01/2013		4,173	2,202
10.000% due 01/01/2014		4,144	2,157
10.000% due 01/01/2017		92,156	46,071

			87,221

Total Brazil (Cost $134,283)			131,047

CANADA 7.3%

ASSET-BACKED SECURITIES 0.1%
Ford Auto Securitization Trust
1.926% due 06/15/2013	CAD	3,571	3,414

BANK LOAN OBLIGATIONS 0.1%
Novelis, Inc.
3.750% due 03/10/2017		$1,990	1,950

CORPORATE BONDS & NOTES 1.0%
Bank of Nova Scotia
1.650% due 10/29/2015		7,600	7,669
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		27,000	27,412
TransCanada Pipelines Ltd.
7.625% due 01/15/2039		310	424

			35,505

SOVEREIGN ISSUES 6.1%
Canada Government Bond
1.500% due 06/01/2012	CAD	74,900	71,780
1.500% due 12/01/2012		36,400	34,995
2.000% due 12/01/2014		20,200	19,820
2.750% due 06/01/2022		36,600	36,489
3.000% due 12/01/2036 (c)		8,972	12,847
4.250% due 06/01/2018		30,800	34,140

			210,071

Total Canada (Cost $254,195)			250,940

CAYMAN ISLANDS 1.0%

ASSET-BACKED SECURITIES 0.2%
ARES CLO Ltd.
0.521% due 04/20/2017		$109	106
Babson CLO Ltd.
0.717% due 06/15/2016		528	513
Blackrock Senior Income Series Corp.
0.491% due 04/20/2019		897	822
Denali Capitala CLO Ltd.
0.726% due 08/23/2016		375	368
Galaxy CLO Ltd.
0.493% due 04/25/2019		1,282	1,190
Hudson Straits CLO Ltd.
0.629% due 10/15/2016		361	354
Mountain View Funding CLO
0.509% due 04/15/2019		595	563

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MSIM Peconic Bay Ltd.
0.531% due 07/20/2019		$600	$567
Octagon Investment Partners Ltd.
0.619% due 11/28/2018		1,000	936
0.687% due 12/02/2016		224	213
Pacifica CDO Ltd.
0.513% due 01/26/2020		1,435	1,345
0.728% due 05/13/2016		494	478

			7,455

CORPORATE BONDS & NOTES 0.8%
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019		4,060	4,851
IPIC GMTN Ltd.
3.125% due 11/15/2015		2,500	2,537
5.000% due 11/15/2020		8,400	8,652
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		11,350	11,350
QNB Finance Ltd.
3.125% due 11/16/2015		1,500	1,504

			28,894

Total Cayman Islands (Cost $36,233)			36,349

CHILE 0.2%

CORPORATE BONDS & NOTES 0.2%
Banco Santander Chile
1.501% due 04/20/2012		$1,000	1,001
3.750% due 09/22/2015		5,600	5,607
Codelco, Inc.
7.500% due 01/15/2019		40	50

Total Chile (Cost $6,628)			6,658

COLOMBIA 0.1%

CORPORATE BONDS & NOTES 0.1%
Ecopetrol S.A.
7.625% due 07/23/2019		$1,800	2,115

Total Colombia (Cost $2,082)			2,115

DENMARK 0.4%

CORPORATE BONDS & NOTES 0.4%
BRFkredit A/S
2.050% due 04/15/2013		$3,600	3,675
Danske Bank A/S
4.500% due 07/01/2016	EUR	5,800	8,457
DONG Energy A/S
3.500% due 06/29/2012		400	542

Total Denmark (Cost $12,658)			12,674

EGYPT 0.1%

BANK LOAN OBLIGATIONS 0.1%
Petroleum Export Ltd.
3.351% due 12/07/2012		$2,026	2,019

Total Egypt (Cost $2,026)			2,019

FINLAND 0.0%

CORPORATE BONDS & NOTES 0.0%
Nokia OYJ
5.375% due 05/15/2019		$1,150	1,125

Total Finland (Cost $1,174)			1,125

See Accompanying Notes	Semiannual Report	September 30, 2011	121

Schedule of Investments PIMCO Global Advantage Strategy Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FRANCE 3.0%

CORPORATE BONDS & NOTES 2.5%
Banques Populaires Covered Bond S.A.
3.875% due 06/05/2014	EUR	2,400	$3,328
BNP Paribas Home Loan Covered Bonds SFH
2.875% due 05/22/2012		200	269
3.000% due 07/23/2013		550	746
4.500% due 05/30/2014		450	633
4.750% due 05/28/2013		50	70
BNP Paribas S.A.
0.537% due 12/09/2016		$1,200	1,139
5.000% due 01/15/2021		3,000	2,946
BPCE S.A.
2.019% due 02/07/2014		13,900	13,163
2.375% due 10/04/2013		10,900	10,613
4.625% due 07/29/2049	EUR	300	207
5.250% due 07/29/2049		200	143
9.000% due 03/29/2049		200	212
Caisse Refinancement de l'Habitat
4.500% due 10/25/2017		2,500	3,628
Carrefour S.A.
5.375% due 06/12/2015		50	72
CIF Euromortgage S.A.
3.250% due 10/20/2015		800	1,091
4.125% due 12/19/2014		700	983
CM-CIC Covered Bonds SFH
3.125% due 01/21/2015		5,100	6,945
4.750% due 07/17/2012		2,000	2,739
Credit Agricole S.A.
1.702% due 01/21/2014		$3,000	2,824
5.136% due 12/29/2049	GBP	300	243
7.589% due 01/29/2049		200	187
EDF S.A.
6.950% due 01/26/2039		$22	28
GCE Covered Bonds S.A.
2.750% due 01/14/2015	EUR	1,600	2,150
GDF Suez
6.875% due 01/24/2019		45	75
RCI Banque S.A.
2.116% due 04/11/2014		$8,240	7,801
Societe Generale S.A.
1.296% due 04/11/2014		24,700	22,129
5.125% due 12/19/2013	EUR	50	68
Societe Generale SCF S.A.
4.250% due 02/03/2023		500	704

			85,136

SOVEREIGN ISSUES 0.5%
France Government International Bond
1.800% due 07/25/2040 (c)		252	380
2.250% due 07/25/2020 (c)		2,381	3,598
3.150% due 07/25/2032 (c)		192	348
3.500% due 04/25/2015		3,600	5,168
4.000% due 10/25/2014		1,700	2,464
Societe Financement de l'Economie Francaise
2.375% due 03/10/2012		590	794
3.000% due 04/07/2014		1,545	2,145
3.375% due 05/05/2014		$2,980	3,168

			18,065

Total France (Cost $109,024)			103,201

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 9.1%

BANK LOAN OBLIGATIONS 0.1%
Kabel Deutschland Holding AG
5.357% due 12/31/2016	EUR	1,000	$1,303

CORPORATE BONDS & NOTES 0.1%
Berlin-Hannoversche Hypothekenbank AG
3.500% due 02/22/2013		27	37
Grohe Holding GmbH
4.480% due 01/15/2014		782	969
Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014		1,300	1,882
Landesbank Hessen-Thueringen Girozentrale
2.875% due 04/21/2017		525	729

			3,617

SOVEREIGN ISSUES 8.9%
Republic of Germany
1.750% due 04/15/2020 (c)		858	1,297
2.250% due 04/10/2015		24,900	35,016
2.750% due 04/08/2016		21,800	31,358
3.250% due 07/04/2015		10,300	15,012
3.250% due 01/04/2020		46,268	69,618
3.250% due 07/04/2021		25,400	38,179
3.500% due 07/04/2019		375	572
3.750% due 01/04/2015		38,400	56,353
3.750% due 01/04/2019		3,950	6,098
4.000% due 07/04/2016		15,150	23,011
4.250% due 07/04/2018		19,200	30,377

			306,891

Total Germany (Cost $315,755)			311,811

HONG KONG 0.1%

CORPORATE BONDS & NOTES 0.1%
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		$5,000	4,685

Total Hong Kong (Cost $4,975)			4,685

INDIA 0.4%

CORPORATE BONDS & NOTES 0.4%
Bank of India
4.750% due 09/30/2015		$1,800	1,777
ICICI Bank Ltd.
4.750% due 11/25/2016		5,800	5,578
5.000% due 01/15/2016		1,500	1,465
5.750% due 11/16/2020		200	189
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,700	1,744
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		500	460
State Bank of India
4.500% due 07/27/2015		1,000	1,002

Total India (Cost $12,650)			12,215

INDONESIA 0.1%

CORPORATE BONDS & NOTES 0.1%
Majapahit Holding BV
7.250% due 06/28/2017		$1,000	1,082
7.750% due 01/20/2020		2,000	2,232

Total Indonesia (Cost $3,486)			3,314

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 0.2%

ASSET-BACKED SECURITIES 0.1%
Aquilae CLO PLC
2.057% due 01/17/2023	EUR	1,893	$2,336

CORPORATE BONDS & NOTES 0.1%
Novatek Finance Ltd.
5.326% due 02/03/2016		$200	198
RZD Capital Ltd.
5.739% due 04/03/2017		5,625	5,616

			5,814

Total Ireland (Cost $8,318)			8,150

ITALY 0.2%

CORPORATE BONDS & NOTES 0.2%
Intesa Sanpaolo SpA
4.375% due 08/16/2016	EUR	1,600	2,091
6.500% due 02/24/2021		$5,100	4,544

Total Italy (Cost $7,712)			6,635

JAPAN 2.6%

CORPORATE BONDS & NOTES 0.3%
Sumitomo Mitsui Banking Corp.
1.950% due 01/14/2014		$7,100	7,154
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	3,000	3,215

			10,369

SOVEREIGN ISSUES 2.3%
Japan Government International Bond
0.900% due 03/20/2014	JPY	792,000	10,453
1.500% due 09/20/2018		154,000	2,119
1.700% due 03/20/2017		1,550,000	21,471
Japan Government International CPI Linked Bond
1.200% due 12/10/2017		1,391,600	18,472
1.400% due 06/10/2018		2,007,670	26,819

			79,334

Total Japan (Cost $74,957)			89,703

LUXEMBOURG 0.1%

BANK LOAN OBLIGATIONS 0.1%
Intelsat Ltd.
5.250% due 04/02/2018		$3,990	3,851

CORPORATE BONDS & NOTES 0.0%
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		300	256

Total Luxembourg (Cost $4,281)			4,107

MALAYSIA 0.0%

CORPORATE BONDS & NOTES 0.0%
Axiata SPV1 Labuan Ltd.
5.375% due 04/28/2020		$500	525

Total Malaysia (Cost $514)			525

MEXICO 4.7%

CORPORATE BONDS & NOTES 0.9%
America Movil S.A.B. de C.V.
6.125% due 03/30/2040		$500	525
6.375% due 03/01/2035		1,100	1,199

122	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BBVA Bancomer S.A.
6.500% due 03/10/2021		$750	$699
7.250% due 04/22/2020		500	489
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020		700	630
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019		700	651
Pemex Project Funding Master Trust
5.750% due 03/01/2018		30	33
6.625% due 06/15/2035		250	271
Petroleos Mexicanos
6.000% due 03/05/2020		4,100	4,526
6.500% due 06/02/2041		13,500	14,108
8.000% due 05/03/2019		5,370	6,605

			29,736

SOVEREIGN ISSUES 3.8%
Mexico Government International Bond
6.000% due 06/18/2015	MXN	132,029	9,829
7.500% due 06/21/2012		229,167	16,914
7.750% due 12/14/2017		96,463	7,749
8.000% due 12/17/2015		2,500	199
8.000% due 06/11/2020		389,330	31,226
8.500% due 12/13/2018		231,172	19,150
9.000% due 12/22/2011		2,300	167
9.000% due 12/20/2012		266,888	20,260
10.000% due 12/05/2024		271,890	25,051

			130,545

Total Mexico (Cost $169,965)			160,281

NETHERLANDS 2.6%

ASSET-BACKED SECURITIES 0.0%
Jubilee CDO BV
2.016% due 10/15/2019	EUR	498	646

CORPORATE BONDS & NOTES 2.4%
ABN AMRO Bank NV
3.250% due 01/18/2013		3,150	4,302
3.250% due 09/21/2015		7,950	11,057
3.500% due 01/12/2018		1,075	1,490
Achmea Hypotheekbank NV
3.200% due 11/03/2014		$2,300	2,434
4.250% due 02/26/2014	EUR	50	70
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 12/29/2049		$300	362
Deutsche Telekom International Finance BV
6.000% due 01/20/2017	EUR	30	45
E.ON International Finance BV
5.750% due 05/07/2020		40	62
5.800% due 04/30/2018		$3,000	3,449
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	300	406
3.375% due 05/19/2014		1,817	2,561
ING Bank NV
0.876% due 01/13/2012		$2,700	2,700
2.625% due 02/09/2012		750	756
3.000% due 09/30/2014	EUR	4,900	6,748
3.250% due 03/03/2016		2,400	3,316
3.375% due 03/03/2014		1,930	2,709
3.375% due 01/11/2018		1,100	1,514
3.900% due 03/19/2014		$4,600	4,934
4.250% due 03/19/2013	EUR	700	974
4.750% due 05/27/2019		100	150
5.250% due 06/05/2018		7,000	10,675

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ING Groep NV
5.775% due 12/29/2049		$470	$347
LeasePlan Corp. NV
3.000% due 05/07/2012		4,000	4,056
NIBC Bank NV
3.125% due 02/17/2012	EUR	1,350	1,818
3.500% due 04/07/2014		1,200	1,689
NXP BV
4.355% due 10/15/2013		155	200
RWE Finance BV
6.625% due 01/31/2019		50	81
SABIC Capital I BV
3.000% due 11/02/2015		$5,200	5,266
SNS Bank NV
2.875% due 01/30/2012	EUR	3,000	4,041
3.500% due 03/10/2014		2,150	3,025
Waha Aerospace BV
3.925% due 07/28/2020		$2,700	2,781

			84,018

MORTGAGE-BACKED SECURITIES 0.1%
EMF-NL
2.406% due 04/17/2041	EUR	600	643
2.506% due 10/17/2039		1	2
Eurosail PLC
2.356% due 10/17/2040		367	438

			1,083

SOVEREIGN ISSUES 0.1%
Netherlands Government Bond
2.750% due 01/15/2015		1,400	1,973
3.250% due 07/15/2015		1,000	1,439

			3,412

Total Netherlands (Cost $89,785)			89,159

NEW ZEALAND 0.0%

CORPORATE BONDS & NOTES 0.0%
ANZ National International Ltd.
6.200% due 07/19/2013		$1,300	1,389

Total New Zealand (Cost $1,361)			1,389

NORWAY 1.5%

CORPORATE BONDS & NOTES 1.5%
DnB NOR Bank ASA
5.875% due 06/20/2013	EUR	50	71
DnB NOR Boligkreditt
2.100% due 10/14/2016		$11,500	11,661
2.625% due 01/11/2016	EUR	1,100	1,494
2.900% due 03/29/2017		$12,300	12,768
3.375% due 01/20/2017	EUR	1,300	1,811
4.125% due 02/01/2013		7,950	10,993
4.625% due 07/03/2012		1,000	1,370
Sparebanken 1 Boligkreditt A/S
5.000% due 09/10/2013		7,900	11,230

Total Norway (Cost $52,371)			51,398

POLAND 0.1%

SOVEREIGN ISSUES 0.1%
Poland Government International Bond
5.500% due 10/25/2019	PLN	450	133
5.750% due 09/23/2022		132	40

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 10/24/2015	PLN	5,680	$1,783

Total Poland (Cost $2,167)			1,956

QATAR 1.2%

CORPORATE BONDS & NOTES 0.7%
Nakilat, Inc.
6.067% due 12/31/2033		$500	544
Qatari Diar Finance QSC
3.500% due 07/21/2015		500	516
5.000% due 07/21/2020		5,900	6,328
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		6,913	7,492
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		3,084	3,343
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		310	335
6.332% due 09/30/2027		1,000	1,124
6.750% due 09/30/2019		3,550	4,233

			23,915

SOVEREIGN ISSUES 0.5%
Qatar Government International Bond
5.250% due 01/20/2020		10,200	11,271
6.400% due 01/20/2040		6,100	7,457

			18,728

Total Qatar (Cost $39,887)			42,643

RUSSIA 2.9%

CORPORATE BONDS & NOTES 1.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$400	403
7.700% due 08/07/2013		4,500	4,776
8.700% due 08/07/2018		1,500	1,742
ALROSA Finance S.A.
7.750% due 11/03/2020		700	667
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		9,700	9,530
8.146% due 04/11/2018		360	395
8.625% due 04/28/2034		675	783
9.250% due 04/23/2019		1,000	1,170
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		12	12
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		3,300	3,685
10.500% due 03/25/2014		8,550	9,540
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		100	99
7.750% due 05/29/2018		300	316
9.000% due 06/11/2014		4,400	4,697
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		600	579
5.499% due 07/07/2015		500	496
TNK-BP Finance S.A.
6.625% due 03/20/2017		1,000	1,002
7.250% due 02/02/2020		1,700	1,721
7.500% due 07/18/2016		3,450	3,588
7.875% due 03/13/2018		2,800	2,940
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		700	683
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		600	574

			49,398

See Accompanying Notes	Semiannual Report	September 30, 2011	123

Schedule of Investments PIMCO Global Advantage Strategy Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.4%
Russia Government International Bond
7.500% due 03/31/2030		$43,637	$49,147

Total Russia (Cost $98,953)			98,545

SOUTH AFRICA 0.1%

SOVEREIGN ISSUES 0.1%
South Africa Government International Bond
6.875% due 05/27/2019		$3,100	3,704

Total South Africa (Cost $3,197)			3,704

SOUTH KOREA 1.0%

CORPORATE BONDS & NOTES 0.2%
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		$6,000	5,897

SOVEREIGN ISSUES 0.8%
Export-Import Bank of Korea
5.125% due 06/29/2020		6,500	6,631
5.875% due 01/14/2015		1,200	1,283
8.125% due 01/21/2014		6,300	7,064
Korea Development Bank
4.000% due 09/09/2016		2,300	2,288
8.000% due 01/23/2014		10,650	11,838

			29,104

Total South Korea (Cost $34,296)			35,001

SPAIN 0.1%

CORPORATE BONDS & NOTES 0.1%
Santander U.S. Debt S.A. Unipersonal
1.169% due 03/30/2012		$5,000	4,964

Total Spain (Cost $5,000)			4,964

SUPRANATIONAL 0.0%

CORPORATE BONDS & NOTES 0.0%
European Union
3.125% due 04/03/2014	EUR	90	126

Total Supranational (Cost $122)			126

SWEDEN 0.8%

CORPORATE BONDS & NOTES 0.8%
Nordea Bank AB
1.149% due 01/14/2014		$9,000	9,048
Nordea Hypotek AB
4.250% due 02/06/2014	EUR	2,150	3,044
Stadshypotek AB
3.000% due 10/01/2014		2,900	4,012
3.750% due 12/12/2013		1,250	1,748
Svenska Handelsbanken AB
1.343% due 09/14/2012		$2,500	2,518
Swedbank AB
2.800% due 02/10/2012		600	605
2.900% due 01/14/2013		150	155
Swedbank Hypotek AB
3.625% due 10/05/2016	EUR	4,100	5,767

Total Sweden (Cost $26,743)			26,897

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED ARAB EMIRATES 0.0%

CORPORATE BONDS & NOTES 0.0%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$884	$951

Total United Arab Emirates (Cost $945)			951

UNITED KINGDOM 7.9%

CORPORATE BONDS & NOTES 4.4%
Abbey National Treasury Services PLC
2.500% due 03/18/2013	EUR	3,700	4,959
3.125% due 06/30/2014		1,400	1,887
3.375% due 06/08/2016		2,600	3,495
Bank of Scotland PLC
3.250% due 01/25/2013		3,300	4,478
3.875% due 01/15/2014		20,300	27,981
4.500% due 10/23/2013		2,600	3,635
4.750% due 01/26/2015		5,050	7,199
Barclays Bank PLC
0.537% due 09/11/2017		$600	528
4.000% due 01/20/2017	EUR	2,600	3,411
4.875% due 03/31/2013		600	804
5.926% due 09/29/2049		$600	447
6.750% due 05/22/2019		500	542
BAT International Finance PLC
5.875% due 03/12/2015	EUR	50	74
BP Capital Markets PLC
3.125% due 03/10/2012		$1,200	1,211
British Sky Broadcasting Group PLC
9.500% due 11/15/2018		250	322
HBOS PLC
0.531% due 09/06/2017		4,500	3,264
HSBC Bank PLC
0.716% due 05/15/2013		4,300	4,299
3.100% due 05/24/2016		4,800	4,780
3.875% due 11/09/2011	EUR	50	67
HSBC Holdings PLC
3.625% due 06/29/2020		400	501
5.100% due 04/05/2021		$300	310
Lloyds TSB Bank PLC
4.375% due 01/12/2015		100	98
4.875% due 01/21/2016		8,900	8,787
6.375% due 06/17/2016	EUR	4,200	5,856
12.000% due 12/29/2049		$3,500	3,215
Nationwide Building Society
1.757% due 12/22/2016	EUR	1,400	1,792
3.500% due 12/07/2015		5,000	6,869
3.875% due 12/05/2013		2,450	3,390
4.625% due 09/13/2012		1,900	2,604
5.500% due 07/18/2012		$4,800	4,957
Northern Rock Asset Management PLC
3.625% due 03/28/2013	EUR	13,100	17,842
Royal Bank of Scotland Group PLC
1.153% due 04/23/2012		$2,700	2,713
2.625% due 05/11/2012		600	608
3.000% due 09/08/2015	EUR	5,000	6,706
4.625% due 09/22/2021		4,300	3,825
Santander UK PLC
1.833% due 10/10/2017		800	924
1.840% due 08/28/2017 (k)		2,900	3,617
7.375% due 09/29/2049	GBP	500	581
Standard Chartered PLC
3.850% due 04/27/2015		$3,000	3,077

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Vodafone Group PLC
6.250% due 01/15/2016	EUR	50	$77

			151,732

MORTGAGE-BACKED SECURITIES 0.4%
Arran Residential Mortgages Funding PLC
2.935% due 05/16/2047		7,600	10,120
Granite Master Issuer PLC
0.430% due 12/20/2054		$246	233
1.526% due 12/20/2054	EUR	1,988	2,526

			12,879

SOVEREIGN ISSUES 3.1%
United Kingdom Gilt
2.750% due 01/22/2015	GBP	36,700	60,595
3.750% due 09/07/2019		50	88
3.750% due 09/07/2020		2,600	4,540
4.000% due 09/07/2016		50	88
4.000% due 03/07/2022		20,700	36,760
4.500% due 03/07/2019		1,750	3,214

			105,285

Total United Kingdom (Cost $279,348)			269,896

UNITED STATES 30.0%

ASSET-BACKED SECURITIES 0.2%
Massachusetts Educational Financing Authority
1.203% due 04/25/2038		$275	274
Mid-State Trust
8.330% due 04/01/2030		441	445
SLM Student Loan Trust
1.753% due 04/25/2023		541	557
1.798% due 09/15/2021	EUR	1,142	1,500
3.479% due 05/16/2044		$1,832	1,910
3.500% due 08/17/2043		1,285	1,277

			5,963

BANK LOAN OBLIGATIONS 0.3%
AGFS Funding Co.
5.500% due 05/10/2017		2,500	2,197
CommScope, Inc.
5.000% due 01/14/2018		998	979
HCA, Inc.
2.619% due 11/17/2013		3,000	2,917
2.869% due 05/02/2016		1,975	1,845
International Lease Finance Corp.
6.750% due 03/17/2015		500	502
7.000% due 03/17/2016		1,000	1,002
U.S. Airways Group, Inc.
2.739% due 03/23/2014		592	506
Vodafone Group PLC
6.875% due 08/17/2015		1,070	1,076

			11,024

CORPORATE BONDS & NOTES 13.7%
Agilent Technologies, Inc.
5.000% due 07/15/2020		3,500	3,788
Alcoa, Inc.
5.400% due 04/15/2021		10,500	10,207
Ally Financial, Inc.
0.000% due 06/15/2015		1,700	1,220
1.750% due 10/30/2012		10,900	11,073

124	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.751% due 06/20/2014		$1,200	$1,096
6.000% due 12/15/2011		600	604
6.250% due 12/01/2017		2,100	1,839
6.750% due 12/01/2014		1,800	1,730
7.500% due 09/15/2020		4,700	4,271
8.300% due 02/12/2015		400	396
Altria Group, Inc.
4.750% due 05/05/2021		300	311
7.750% due 02/06/2014		1,500	1,710
9.250% due 08/06/2019		800	1,051
9.700% due 11/10/2018		5,700	7,572
American Express Bank FSB
0.369% due 05/29/2012		50	50
5.500% due 04/16/2013		3,500	3,697
American Express Credit Corp.
5.875% due 05/02/2013		300	318
American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011		200	201
American International Group, Inc.
3.750% due 11/30/2013		2,000	2,003
5.050% due 10/01/2015		15,700	15,387
5.850% due 01/16/2018		42	42
8.250% due 08/15/2018		250	278
Anadarko Petroleum Corp.
5.750% due 06/15/2014		2,000	2,178
5.950% due 09/15/2016		400	438
7.625% due 03/15/2014		1,000	1,125
AT&T Corp.
8.000% due 11/15/2031		7	10
AT&T, Inc.
5.350% due 09/01/2040		228	240
Aviation Capital Group Corp.
7.125% due 10/15/2020		11,400	11,318
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	5,000	6,753
4.250% due 04/05/2017		3,005	4,157
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	1,000	936
Bank of America Corp.
0.837% due 09/11/2012		$1,300	1,276
4.000% due 03/28/2018	EUR	1,400	1,303
7.375% due 05/15/2014		$200	206
Bear Stearns Cos. LLC
5.700% due 11/15/2014		500	540
Black & Decker Corp.
8.950% due 04/15/2014		50	59
Boston Scientific Corp.
4.500% due 01/15/2015		2,000	2,092
Buckeye Partners LP
4.875% due 02/01/2021		3,500	3,617
Capital One Financial Corp.
7.375% due 05/23/2014		500	559
CenterPoint Energy Resources Corp.
4.500% due 01/15/2021		6,900	7,119
CIT Group, Inc.
5.250% due 04/01/2014		7,300	7,099
7.000% due 05/01/2014		1,729	1,766
Citigroup Funding, Inc.
1.875% due 10/22/2012		10,900	11,075
Citigroup, Inc.
1.136% due 02/15/2013		4,000	3,945
2.286% due 08/13/2013		9,500	9,402
5.500% due 04/11/2013		2,500	2,574
6.000% due 08/15/2017		5,400	5,742
6.125% due 05/15/2018		689	741

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.375% due 08/12/2014		$100	$106
6.500% due 08/19/2013		4,400	4,633
8.500% due 05/22/2019		3,500	4,238
Cleco Power LLC
6.000% due 12/01/2040		3,000	3,585
CMS Energy Corp.
4.250% due 09/30/2015		2,000	1,979
Comcast Corp.
5.700% due 07/01/2019		5,000	5,845
Continental Airlines Pass-Through Trust
6.000% due 01/12/2019		1,900	1,757
CVS Pass-Through Trust
7.507% due 01/10/2032		2,713	3,207
Cytec Industries, Inc.
8.950% due 07/01/2017		250	317
DCP Midstream Operating LP
3.250% due 10/01/2015		4,300	4,323
DirecTV Holdings LLC
5.200% due 03/15/2020		3,500	3,782
DISH DBS Corp.
6.375% due 10/01/2011		1,900	1,902
Dow Chemical Co.
5.900% due 02/15/2015		1,500	1,658
7.600% due 05/15/2014		2,000	2,274
Energy Transfer Partners LP
5.950% due 02/01/2015		1,750	1,880
Ford Motor Credit Co. LLC
8.000% due 06/01/2014		6,800	7,216
8.125% due 01/15/2020		2,000	2,279
8.700% due 10/01/2014		5,200	5,633
General Electric Capital Corp.
1.096% due 01/07/2014		20,470	20,222
2.625% due 12/28/2012		10,900	11,212
5.625% due 05/01/2018		40	44
5.875% due 01/14/2038		430	443
6.875% due 01/10/2039		200	231
Gerdau Holdings, Inc.
7.000% due 01/20/2020		8,600	8,901
Goldman Sachs Group, Inc.
0.746% due 01/12/2015		200	185
0.805% due 03/22/2016		534	458
5.375% due 02/15/2013	EUR	2,500	3,380
5.375% due 03/15/2020		$2,600	2,590
5.500% due 11/15/2014		200	209
5.950% due 01/18/2018		3,500	3,612
6.000% due 05/01/2014		1,500	1,590
6.150% due 04/01/2018		255	265
7.500% due 02/15/2019		5,000	5,594
Health Care Service Corp.
4.700% due 01/15/2021		4,800	5,339
HSBC Finance Corp.
6.676% due 01/15/2021		15,600	15,378
International Lease Finance Corp.
5.300% due 05/01/2012		1,000	992
5.400% due 02/15/2012		300	298
5.875% due 05/01/2013		1,000	970
6.375% due 03/25/2013		5,300	5,181
6.750% due 09/01/2016		700	705
JPMorgan Chase & Co.
1.993% due 10/12/2015	EUR	800	941
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021		3,700	4,368
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		$19	22
6.850% due 02/15/2020		400	474
6.950% due 01/15/2038		75	84

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.400% due 03/15/2031		$200	$242
9.000% due 02/01/2019		300	384
Lazard Group LLC
7.125% due 05/15/2015		3,000	3,318
Macy's Retail Holdings, Inc.
5.750% due 07/15/2014		350	374
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		9	10
MeadWestvaco Corp.
7.375% due 09/01/2019		1,000	1,142
Merrill Lynch & Co., Inc.
0.561% due 06/05/2012		1,500	1,442
5.000% due 01/15/2015		200	194
6.150% due 04/25/2013		800	801
6.400% due 08/28/2017		4,250	4,129
6.875% due 04/25/2018		4,820	4,833
6.875% due 11/15/2018		14,354	14,425
Morgan Stanley
0.700% due 10/18/2016		200	156
0.701% due 06/20/2012		100	100
0.729% due 10/15/2015		44	37
2.001% due 04/13/2016	EUR	4,450	4,913
2.026% due 01/16/2017		4,300	4,599
6.625% due 04/01/2018		$200	199
7.300% due 05/13/2019		400	413
NBCUniversal Media LLC
5.150% due 04/30/2020		3,500	3,850
NGPL PipeCo LLC
6.514% due 12/15/2012		1,000	1,041
7.119% due 12/15/2017		1,800	1,902
Office Depot, Inc.
6.250% due 08/15/2013		3,000	2,917
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,800	1,973
Pride International, Inc.
6.875% due 08/15/2020		3,500	4,051
Reed Elsevier Capital, Inc.
8.625% due 01/15/2019		250	320
Rockies Express Pipeline LLC
5.625% due 04/15/2020		400	381
6.250% due 07/15/2013		1,300	1,384
RR Donnelley & Sons Co.
8.600% due 08/15/2016		1,000	975
SLM Corp.
0.553% due 01/27/2014		896	823
5.375% due 01/15/2013		8,400	8,404
8.000% due 03/25/2020		2,000	1,979
Springleaf Finance Corp.
5.200% due 12/15/2011		3,800	3,743
5.900% due 09/15/2012		2,000	1,847
Sprint Capital Corp.
8.375% due 03/15/2012		1,800	1,827
Stone Street Trust
5.902% due 12/15/2015		13,000	13,480
Tennessee Gas Pipeline Co.
8.000% due 02/01/2016		300	350
UBS Preferred Funding Trust V
6.243% due 05/29/2049		100	75
UIL Holdings Corp.
4.625% due 10/01/2020		4,100	4,250
Valero Energy Corp.
9.375% due 03/15/2019		50	64
Wachovia Bank N.A.
0.637% due 11/03/2014		1,900	1,789
0.677% due 03/15/2016		1,200	1,073

See Accompanying Notes	Semiannual Report	September 30, 2011	125

Schedule of Investments PIMCO Global Advantage Strategy Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wachovia Corp.
0.617% due 06/15/2017		$64	$58
0.619% due 10/15/2016		1,600	1,471
Wal-Mart Stores, Inc.
1.625% due 04/15/2014		3,200	3,272
WEA Finance LLC
5.750% due 09/02/2015		500	544
Wells Fargo & Co.
0.453% due 10/28/2015		600	564
Wells Fargo Capital XIII
7.700% due 12/29/2049		100	100
WM Covered Bond Program
4.000% due 09/27/2016	EUR	19,600	27,520
4.375% due 05/19/2014		22,650	31,702

			470,856

MORTGAGE-BACKED SECURITIES 0.4%
Banc of America Funding Corp.
2.717% due 05/25/2035		$295	294
Banc of America Large Loan, Inc.
5.671% due 02/17/2051		3,100	3,402
Bear Stearns Adjustable Rate Mortgage Trust
2.846% due 02/25/2034		65	57
Citigroup Mortgage Loan Trust, Inc.
5.070% due 05/25/2035		456	398
Countrywide Alternative Loan Trust
0.515% due 02/25/2037		1,553	753
0.543% due 11/20/2035		172	98
2.890% due 06/25/2037		1,161	703
Countrywide Home Loan Mortgage Pass-Through Trust
2.793% due 08/25/2034		41	29
Downey Savings & Loan Association Mortgage Loan Trust
2.505% due 07/19/2044		177	131
Extended Stay America Trust
2.950% due 11/05/2027		2,560	2,527
Greenpoint Mortgage Pass-Through Certificates
2.810% due 10/25/2033		94	76
Indymac Index Mortgage Loan Trust
0.475% due 07/25/2035		30	17
2.662% due 12/25/2034		23	16
JPMorgan Mortgage Trust
5.018% due 02/25/2035		91	87
Merrill Lynch Floating Trust
0.764% due 07/09/2021		2,350	2,264
Merrill Lynch Mortgage Investors, Inc.
0.445% due 02/25/2036		133	86
MLCC Mortgage Investors, Inc.
0.485% due 11/25/2035		27	20
1.222% due 10/25/2035		21	16
Morgan Stanley Capital
5.692% due 04/15/2049		300	313
Morgan Stanley Re-REMIC Trust
5.984% due 08/15/2045		200	219
Residential Accredit Loans, Inc.
0.415% due 06/25/2046		264	92
Thornburg Mortgage Securities Trust
0.345% due 11/25/2046		324	323
WaMu Mortgage Pass-Through Certificates
0.515% due 11/25/2045		294	202
1.642% due 08/25/2042		26	21
Wells Fargo Mortgage-Backed Securities Trust
4.795% due 01/25/2035		157	145

			12,289

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 3.7%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	$11,200	$13,364
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	4,700	6,309
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	2,600	3,047
California State Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,600	5,415
Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	1,600	1,786
Los Angeles, California Community College District General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	11,400	14,748
6.750% due 08/01/2049	6,900	9,256
Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	2,700	3,362
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	7,500	8,632
Missouri State Joint Municipal Electric Utility Commission Revenue Bonds, (BABs), Series 2009
6.890% due 01/01/2042	1,000	1,142
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	2,000	2,679
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	4,800	5,695
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.572% due 11/01/2038	1,500	1,779
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2011
5.000% due 02/01/2035	4,000	4,334
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.628% due 03/15/2039	6,500	7,703
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	6,400	7,446
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2010
7.334% due 02/15/2028	16,500	20,338
Philadelphia, Pennsylvania School District General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	2,500	2,799
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041	4,100	5,035
Southern California State Metropolitan Water District Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	2,200	2,577
Utah State Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	25	33

		127,479

	SHARES
PREFERRED SECURITIES 0.1%
GMAC Capital Trust I
8.125% due 02/15/2040	150,000	2,709

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 5.5%
Fannie Mae
0.000% due 06/01/2017	$7,000	$6,403
0.665% due 11/25/2040	7,756	7,762
0.685% due 11/25/2040	7,895	7,903
1.435% due 09/25/2039	7,490	7,656
2.375% due 07/28/2015	100	105
3.500% due 08/01/2013 - 10/01/2041	42,775	44,028
4.000% due 09/01/2040 - 04/01/2041	46,304	48,636
4.500% due 01/01/2039 - 07/01/2041	36,547	38,846
Freddie Mac
0.709% due 10/15/2040	15,797	15,837
5.000% due 07/15/2014	600	675
NCUA Guaranteed Notes
0.604% due 03/06/2020	7,472	7,472
Tennessee Valley Authority
0.000% due 04/15/2042 (b)	1,000	1,052
4.700% due 07/15/2033	1,200	1,421
5.250% due 09/15/2039	1,450	1,870

		189,666

U.S. TREASURY OBLIGATIONS 6.1%
U.S. Treasury Bonds
3.750% due 08/15/2041 (e)(h)	45,300	52,951
U.S. Treasury Inflation Protected Securities (c)
1.250% due 07/15/2020	12,018	13,289
2.125% due 02/15/2041 (e)(g)	18,159	23,286
2.375% due 01/15/2025	1,918	2,373
2.375% due 01/15/2027	2,017	2,526
2.500% due 01/15/2029 (e)(g)(h)	46,851	60,211
3.875% due 04/15/2029	9,071	13,668
U.S. Treasury Notes
3.625% due 02/15/2021 (e)(g)(h)	35,600	41,190

		209,494

Total United States (Cost $992,053)		1,029,480

VIRGIN ISLANDS (BRITISH) 0.0%

CORPORATE BONDS & NOTES 0.0%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$1,200	1,108

Total Virgin Islands (British) (Cost $1,146)		1,108

SHORT-TERM INSTRUMENTS 10.7%

CERTIFICATES OF DEPOSIT 0.7%
Banco Bradesco S.A.
1.955% due 01/24/2013	$4,000	4,034
Banco do Brasil S.A.
0.000% due 11/15/2011	7,400	7,389
BNP Paribas
0.677% due 03/02/2012	5,600	5,602
Itau Unibanco Holding S.A.
0.000% due 12/12/2011	7,000	6,983

		24,008

REPURCHASE AGREEMENTS 0.5%
Banc of America Securities LLC
0.090% due 10/03/2011	1,000	1,000
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 0.500% due 08/15/2014 valued at $1,022. Repurchase proceeds are $1,000.)

126	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Street Bank and Trust Co.
0.010% due 10/03/2011	$15,364	$15,364
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $15,673. Repurchase proceeds are $15,364.)

		16,364

SHORT-TERM NOTES 0.1%
Banco Santander Brazil S.A.
2.596% due 12/28/2011	2,400	2,393
2.596% due 12/29/2011	2,400	2,393

		4,786

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 1.5%
0.094% due 10/17/2011	JPY	4,090,000	$53,025

MEXICO TREASURY BILLS 0.8%
4.309% due 10/20/2011	MXN	378,600	27,245

U.S. TREASURY BILLS 0.5%
0.018% due 10/20/2011 - 03/22/2012 (a)(e)(f)		$16,132	16,130

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 6.6%
22,523,689	$225,530
Total Short-Term Instruments (Cost $370,965)	367,088

Total Investments 101.0% (Cost $3,477,925)	3,470,804

Written Options (j) (0.2%) (Premiums $4,919)	(6,922)

Other Assets and Liabilities (Net) (0.8%)	(27,832)

Net Assets 100.0%	$3,436,050

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Security becomes interest bearing at a future date.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $42,185 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	Securities with an aggregate market value of $260 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2011.
(g)	Securities with an aggregate market value of $11,332 and cash of $132 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2011	26	$37
90-Day Euribor December Futures	Long	12/2012	241	1,190
90-Day Euribor December Futures	Long	12/2013	26	(3)
90-Day Euribor September Futures	Long	09/2012	210	1,031
90-Day Eurodollar December Futures	Long	12/2013	517	975
90-Day Eurodollar June Futures	Long	06/2014	565	1,313
90-Day Eurodollar March Futures	Long	03/2014	2,268	4,815
90-Day Eurodollar September Futures	Long	09/2013	298	495
Canada Government 10-Year Bond December Futures	Long	12/2011	57	121
Euro-Bund 10-Year Bond December Futures	Long	12/2011	1,035	1,110
U.S. Treasury 10-Year Note December Futures	Long	12/2011	143	84
U.S. Treasury 10-Year Note December Futures	Short	12/2011	310	(649)
United Kingdom Government 10-Year Gilt December Futures	Long	12/2011	467	2,350

				$12,869

(i)	Centrally cleared swap agreements outstanding on September 30, 2011:

Securities with an aggregate market value of $25,589 have been pledged as collateral for centrally cleared swaps as of September 30, 2011.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	$330,200	$(46,313)	$(2,148)

(i)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	CBK	(2.200%	)	06/20/2014	0.330%	$	50	$(3)	$0	$(3)
Brazil Government International Bond	BOA	(1.000%	)	09/20/2016	1.976%		47,400	2,146	636	1,510
Brazil Government International Bond	DUB	(1.000%	)	09/20/2016	1.976%		6,000	272	61	211
Brazil Government International Bond	HUS	(1.000%	)	09/20/2016	1.976%		26,100	1,182	355	827

See Accompanying Notes	Semiannual Report	September 30, 2011	127

Schedule of Investments PIMCO Global Advantage Strategy Bond Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	MYC	(1.000%	)	09/20/2016	1.976%	$	50,000	$2,264	$510	$1,754
Cytec Industries, Inc.	CBK	(1.000%	)	09/20/2017	2.506%		250	20	23	(3)
Macy's Retail Holdings, Inc.	BPS	(5.000%	)	09/20/2014	1.112%		350	(40)	(36)	(4)
Marsh & McLennan Cos., Inc.	BRC	(0.760%	)	09/20/2015	0.740%		50	0	0	0
Office Depot, Inc.	GST	(5.000%	)	09/20/2013	6.269%		3,000	64	19	45
RR Donnelley & Sons Co.	BOA	(5.000%	)	09/20/2016	7.792%		450	47	(42)	89
RR Donnelley & Sons Co.	GST	(1.000%	)	09/20/2016	7.792%		550	141	69	72
Valero Energy Corp.	GST	(2.700%	)	03/20/2019	2.652%		50	0	0	0
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	2.388%		1,000	94	16	78

								$6,187	$1,611	$4,576

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	1.000%	03/20/2016	3.675%	$	3,400	$(364)	$(124)	$(240)
Alcoa, Inc.	GST	1.000%	06/20/2016	3.821%		6,000	(709)	(174)	(535)
America Movil S.A.B. de C.V.	DUB	1.000%	03/20/2012	0.916%		4,400	3	(12)	15
ArcelorMittal	BPS	1.000%	03/20/2016	6.387%		3,400	(657)	(203)	(454)
Australia Government Bond	BOA	1.000%	09/20/2015	0.833%		7,400	51	172	(121)
Australia Government Bond	BRC	1.000%	03/20/2016	0.903%		1,800	8	39	(31)
Bank of America Corp.	JPM	1.000%	09/20/2012	4.591%		300	(10)	(13)	3
Banque Centrale de Tunisie S.A.	BRC	1.000%	03/20/2016	2.556%		14,600	(939)	(567)	(372)
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	1.391%	EUR	900	(16)	(135)	119
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	1.386%	$	600	79	9	70
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	1.386%		1,200	157	37	120
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	1.420%		900	124	15	109
Brazil Government International Bond	BOA	1.000%	06/20/2021	2.319%		4,850	(514)	(202)	(312)
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.900%		1,200	2	2	0
Brazil Government International Bond	BRC	3.810%	02/20/2014	1.440%		40	2	0	2
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.880%		800	1	1	0
Brazil Government International Bond	CBK	1.000%	06/20/2021	2.319%		660	(70)	(26)	(44)
Brazil Government International Bond	DUB	1.000%	09/20/2013	1.308%		27,100	(154)	174	(328)
Brazil Government International Bond	DUB	1.000%	03/20/2021	2.309%		10,000	(1,031)	(446)	(585)
Brazil Government International Bond	DUB	1.000%	06/20/2021	2.319%		3,750	(397)	(166)	(231)
Brazil Government International Bond	DUB	1.000%	09/20/2021	2.328%		31,200	(3,391)	(1,403)	(1,988)
Brazil Government International Bond	GST	1.000%	12/20/2012	0.880%		700	1	1	0
China Government International Bond	BRC	1.000%	12/20/2012	1.250%		400	(1)	(1)	0
China Government International Bond	FBF	1.000%	03/20/2015	1.708%		7,000	(163)	76	(239)
China Government International Bond	FBF	1.000%	12/20/2016	1.987%		800	(37)	(37)	0
China Government International Bond	JPM	1.000%	12/20/2016	1.987%		900	(42)	(42)	0
China Government International Bond	MYC	1.000%	12/20/2016	1.987%		1,100	(52)	(52)	0
China Government International Bond	RYL	1.000%	12/20/2016	1.987%		1,400	(64)	(65)	1
China Government International Bond	UAG	1.000%	12/20/2016	1.987%		800	(37)	(37)	0
Comcast Corp.	CBK	1.000%	12/20/2015	1.026%		3,000	(2)	16	(18)
Denmark Government International Bond	BOA	0.250%	09/20/2016	1.447%		4,200	(235)	(127)	(108)
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	1.152%		1,000	(6)	(1)	(5)
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	12/20/2014	0.952%		1,200	2	(47)	49
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	03/20/2016	1.152%		500	(3)	0	(3)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2014	0.952%		2,000	4	(35)	39
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.152%		2,800	(17)	(8)	(9)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	1.188%		1,000	(8)	(8)	0
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	03/20/2016	1.152%		1,000	(6)	(1)	(5)
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	1.152%		500	(3)	0	(3)
Export-Import Bank of China	BOA	1.000%	09/20/2016	3.033%		650	(58)	(18)	(40)
Export-Import Bank of China	MYC	1.000%	09/20/2016	3.033%		650	(58)	(18)	(40)
France Government Bond	BOA	0.250%	12/20/2015	1.713%		20,900	(1,220)	(722)	(498)
France Government Bond	GST	0.250%	09/20/2016	1.825%		15,900	(1,157)	(936)	(221)
France Government Bond	MYC	0.250%	06/20/2016	1.792%		2,200	(150)	(96)	(54)
Freeport-McMoRan Copper & Gold, Inc.	CBK	1.000%	03/20/2016	2.096%		3,400	(155)	(10)	(145)
General Electric Capital Corp.	BPS	1.000%	03/20/2014	2.842%		1,100	(47)	(42)	(5)
General Electric Capital Corp.	DUB	1.000%	03/20/2016	3.026%		200	(16)	(12)	(4)
General Electric Capital Corp.	JPM	1.000%	09/20/2014	2.908%		800	(42)	(28)	(14)
General Electric Capital Corp.	UAG	1.000%	12/20/2015	3.003%		10,600	(806)	(367)	(439)
Japan Government International Bond	BPS	1.000%	09/20/2015	1.282%		6,400	(67)	37	(104)

128	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Japan Government International Bond	BRC	1.000%	03/20/2016	1.354%	$	1,700	$(25)	$23	$(48)
Japan Government International Bond	JPM	1.000%	03/20/2016	1.354%		3,900	(58)	34	(92)
Japan Government International Bond	RYL	1.000%	03/20/2016	1.354%		2,800	(42)	41	(83)
Lincoln National Corp.	GST	1.000%	03/20/2016	4.330%		3,600	(462)	(104)	(358)
MBIA, Inc.	CBK	5.000%	03/20/2012	27.002%		3,300	(309)	(99)	(210)
Merrill Lynch & Co., Inc.	BRC	1.000%	09/20/2012	5.102%		100	(4)	(3)	(1)
MetLife, Inc.	CBK	1.000%	03/20/2016	3.308%		3,400	(313)	(73)	(240)
MetLife, Inc.	GST	1.000%	06/20/2016	3.358%		6,000	(590)	(173)	(417)
Mexico Government International Bond	CBK	1.000%	12/20/2014	1.625%		60	(1)	(2)	1
Mexico Government International Bond	CBK	1.000%	03/20/2016	1.880%		850	(31)	(9)	(22)
Mexico Government International Bond	CBK	1.000%	06/20/2021	2.310%		50	(5)	(2)	(3)
Mexico Government International Bond	DUB	1.000%	06/20/2021	2.310%		10,000	(1,052)	(388)	(664)
Mexico Government International Bond	DUB	1.000%	09/20/2021	2.320%		20,000	(2,159)	(753)	(1,406)
Mexico Government International Bond	HUS	1.000%	12/20/2015	1.827%		13,450	(444)	0	(444)
Mexico Government International Bond	JPM	1.000%	03/20/2016	1.880%		5,000	(185)	(53)	(132)
Mexico Government International Bond	MYC	1.000%	06/20/2021	2.310%		3,750	(394)	(139)	(255)
Prudential Financial, Inc.	BPS	1.000%	03/20/2016	2.934%		3,400	(265)	(60)	(205)
Qatar Government International Bond	FBF	1.000%	03/20/2016	1.123%		600	(3)	0	(3)
Qatar Government International Bond	HUS	1.000%	03/20/2016	1.123%		3,000	(15)	(3)	(12)
Qatar Government International Bond	HUS	1.000%	06/20/2016	1.165%		500	(4)	(4)	0
Qatar Government International Bond	JPM	1.000%	03/20/2016	1.123%		900	(4)	(1)	(3)
Qatar Government International Bond	MYC	1.000%	06/20/2016	1.165%		500	(4)	(4)	0
Qatar Government International Bond	RYL	1.000%	03/20/2016	1.123%		1,000	(5)	(1)	(4)
Republic of Germany Government Bond	CBK	0.250%	06/20/2016	1.074%		2,200	(82)	(36)	(46)
Russia Government International Bond	BRC	1.000%	09/20/2015	2.894%		3,400	(237)	(124)	(113)
Russia Government International Bond	FBF	1.000%	12/20/2012	1.850%		400	(4)	(4)	0
Russia Government International Bond	HUS	1.000%	12/20/2012	2.000%		800	(8)	(8)	0
Russia Government International Bond	MYC	1.000%	12/20/2012	1.850%		400	(4)	(4)	0
South Korea Government Bond	DUB	1.000%	12/20/2012	1.450%		1,400	(7)	(8)	1
South Korea Government Bond	DUB	1.000%	12/20/2012	1.400%		1,600	(7)	(8)	1
South Korea Government Bond	DUB	1.000%	09/20/2015	1.984%		300	(11)	(2)	(9)
Teck Resources Ltd.	CBK	1.000%	03/20/2016	2.120%		3,400	(159)	(10)	(149)
Texas State General Obligation Bonds, Series 2003	MYC	0.950%	03/20/2021	0.942%		7,200	7	0	7
U.S. Treasury Notes	BPS	0.250%	06/20/2016	0.481%	EUR	2,400	(33)	(24)	(9)
U.S. Treasury Notes	SOG	0.250%	09/20/2012	0.219%		3,000	2	(25)	27
U.S. Treasury Notes	UAG	0.250%	09/20/2012	0.219%		9,100	5	(88)	93

							$(19,182)	$(7,716)	$(11,466)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)

CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	$	4,350	$266	$546	$(280)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015		2,000	123	265	(142)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016		4,500	277	607	(330)
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		29,700	(316)	183	(499)
CDX.IG-15 5-Year Index	UAG	1.000%	12/20/2015		1,700	(18)	12	(30)
CDX.IG-16 5-Year Index	BOA	1.000%	06/20/2016		2,500	(39)	12	(51)

						$293	$1,625	$(1,332)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	Semiannual Report	September 30, 2011	129

Schedule of Investments PIMCO Global Advantage Strategy Bond Fund (Cont.)

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.420%	01/02/2013	MYC	BRL	241,200	$1,374	$0	$1,374
Pay	1-Year BRL-CDI	11.510%	01/02/2013	HUS		179,900	1,168	151	1,017
Pay	1-Year BRL-CDI	11.830%	01/02/2013	UAG		78,100	625	221	404
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		18,300	267	17	250
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		71,000	1,141	42	1,099
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BRC		33,000	509	151	358
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BRC		61,700	1,305	186	1,119
Pay	1-Year BRL-CDI	12.455%	01/02/2013	BRC		145,500	1,732	82	1,650
Pay	1-Year BRL-CDI	12.465%	01/02/2013	HUS		104,500	1,252	40	1,212
Pay	1-Year BRL-CDI	12.500%	01/02/2013	MYC		106,400	1,301	20	1,281
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		54,000	769	42	727
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS		161,000	2,273	(38)	2,311
Pay	1-Year BRL-CDI	12.310%	01/02/2014	BOA		46,700	908	275	633
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	6,800	456	(5)	461
Pay	3-Month USD-LIBOR	2.500%	06/15/2016	BRC	$	100	7	0	7
Receive	3-Month USD-LIBOR	1.800%	09/14/2016	GLM		24,100	(680)	0	(680)
Receive	3-Month USD-LIBOR	3.000%	06/15/2018	MYC		19,700	(1,899)	609	(2,508)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BPS		33,300	(4,624)	616	(5,240)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CBK		22,200	(3,082)	(118)	(2,964)
Receive	3-Month USD-LIBOR	3.000%	08/26/2021	DUB		17,100	(1,481)	(104)	(1,377)
Receive	3-Month USD-LIBOR	3.000%	08/26/2021	FBF		30,000	(2,597)	(166)	(2,431)
Pay	3-Month USD-LIBOR	4.000%	09/21/2021	GLM		216,900	8,979	1,507	7,472
Pay	6-Month EUR-EURIBOR	2.000%	06/15/2012	BOA	EUR	42,000	185	(68)	253
Pay	6-Month EUR-EURIBOR	2.000%	06/15/2012	DUB		196,200	862	(318)	1,180
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	HUS		63,200	7,245	(118)	7,363
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HUS	MXN	38,479	179	(3)	182
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BRC		49,880	234	0	234
Pay	28-Day MXN TIIE	6.590%	12/08/2015	CBK		621,000	1,807	(2)	1,809
Pay	28-Day MXN TIIE	6.650%	06/02/2021	MYC		183,700	(140)	119	(259)

							$20,075	$3,138	$16,937

(j) Written options outstanding on September 30, 2011:
Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$	3,000	$10	$(7)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		3,000	10	(11)
Call - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.400%	08/13/2012		13,500	14	(9)
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		13,500	14	(37)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		49,200	174	(121)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		49,200	174	(176)
Call - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.350%	02/13/2012		16,400	13	(3)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.350%	02/13/2012		16,400	13	(43)
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012		93,800	129	(60)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		93,800	129	(255)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		12,000	77	(8)
Call - OTC 2-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.450%	02/13/2012		8,500	14	(4)
Put - OTC 2-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	0.450%	02/13/2012		8,500	14	(40)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		4,800	33	(3)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		11,700	69	(8)
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.600%	08/13/2012		11,900	34	(21)
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		11,900	34	(65)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.600%	08/13/2012		5,600	17	(10)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		5,600	17	(31)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		9,100	56	(6)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		138,900	1,071	(94)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		6,800	37	(5)
Call - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.200%	07/11/2013		17,000	122	(111)

130	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	$	17,000	$122	$(128)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		12,100	115	(6)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		6,700	60	(3)
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,000	9	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		13,800	143	(8)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		16,700	183	(8)
Call - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.000%	08/13/2012		16,000	97	(86)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012		16,000	97	(121)
Call - OTC 3-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.700%	02/13/2012		17,000	65	(27)
Put - OTC 3-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.700%	02/13/2012		17,000	65	(114)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		17,800	166	(8)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		12,400	122	(7)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.800%	10/11/2011		8,200	39	(217)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.750%	11/14/2011		5,200	15	(117)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	2.750%	11/14/2011		5,200	26	0
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.700%	08/13/2012		4,600	69	(78)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		4,600	69	(62)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		57,000	432	(4,703)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011		50,500	531	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011		6,500	33	0
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	1,000	7	0

								$4,740	$(6,821)

Inflation-Floor Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$10,300	$91	$(36)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	11,800	88	(65)

						$179	$(101)

Transactions in written call and put options for the period ended September 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2011	0	$289,900	EUR	1,000	$2,345
Sales	2,712	976,000		0	4,865
Closing Buys	(2,407)	(265,100)		0	(1,712)
Expirations	0	0		0	0
Exercised	(305)	(69,300)		0	(579)

Balance at 09/30/2011	0	$931,500	EUR	1,000	$4,919

(k)	Restricted securities as of September 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Santander UK PLC	1.840%	08/28/2017	03/31/2011	$3,797	$3,617	0.11%

(l)	Short sales outstanding on September 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	10/01/2026	$2,000	$2,089	$(2,089)
Fannie Mae	3.500%	10/01/2041	21,000	21,328	(21,594)
Fannie Mae	4.000%	10/01/2041	46,000	47,660	(48,257)
Fannie Mae	4.500%	10/01/2041	22,000	23,294	(23,351)
Fannie Mae	6.000%	10/01/2041	32,000	35,380	(35,105)

				$129,751	$(130,396)

See Accompanying Notes	Semiannual Report	September 30, 2011	131

Schedule of Investments PIMCO Global Advantage Strategy Bond Fund (Cont.)

(m)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	239,640	10/2011	HUS	$2,808	$0	$2,808
Sell	BRL	1,610	11/2011	BRC	124	0	124
Sell		3,501	11/2011	DUB	304	0	304
Sell		42,246	11/2011	HUS	3,681	0	3,681
Sell		6,647	11/2011	JPM	457	0	457
Buy		1,622	11/2011	MSC	0	(144)	(144)
Sell	CAD	7,527	11/2011	DUB	402	0	402
Sell		959	11/2011	JPM	52	0	52
Sell		35,199	11/2011	MSC	1,988	0	1,988
Sell		41,189	11/2011	RBC	2,378	0	2,378
Buy	CHF	38,651	10/2011	DUB	0	(2,247)	(2,247)
Sell		394	10/2011	JPM	9	0	9
Buy	CLP	90,440	10/2011	BRC	0	(17)	(17)
Buy		5,873,250	10/2011	CBK	0	(1,033)	(1,033)
Sell		432,124	10/2011	HUS	101	0	101
Buy		998,791	10/2011	JPM	0	(179)	(179)
Buy		555,605	10/2011	MSC	0	(124)	(124)
Sell		73,875	03/2012	UAG	10	0	10
Buy	CNY	15,611	11/2011	BRC	18	0	18
Buy		116,912	11/2011	CBK	129	(39)	90
Buy		66,882	11/2011	DUB	361	0	361
Buy		213,447	11/2011	HUS	305	0	305
Buy		33,795	11/2011	JPM	26	0	26
Buy		33,024	11/2011	RYL	66	0	66
Buy		20,651	02/2012	BRC	0	(25)	(25)
Sell		12,400	02/2012	BRC	13	0	13
Buy		64,238	02/2012	DUB	138	0	138
Buy		79,094	02/2012	HUS	13	0	13
Sell		68,235	02/2012	MSC	0	(7)	(7)
Buy		80,663	02/2012	RYL	1	0	1
Buy		10,000	06/2012	CBK	0	(5)	(5)
Buy		7,400	06/2012	DUB	0	(7)	(7)
Buy		7,159	06/2012	GST	0	(4)	(4)
Buy		45,000	06/2012	HUS	0	(48)	(48)
Buy		70,280	06/2012	JPM	0	(84)	(84)
Buy		26,000	06/2012	SOG	0	(31)	(31)
Buy		37,285	02/2013	DUB	0	(84)	(84)
Buy		25,000	02/2013	JPM	0	(78)	(78)
Buy		31,000	08/2013	DUB	0	(129)	(129)
Buy		22,000	08/2013	RYL	0	(77)	(77)
Buy		24,000	08/2013	UAG	0	(92)	(92)
Buy		25,000	04/2014	RYL	0	(187)	(187)
Buy		100,000	09/2015	CBK	0	(759)	(759)
Buy		117,180	09/2015	DUB	0	(850)	(850)
Buy		28,920	09/2015	JPM	0	(204)	(204)
Sell	COP	238,940	02/2012	CBK	7	0	7
Buy		304,640	02/2012	HUS	0	(14)	(14)
Buy		23,305,582	02/2012	UAG	0	(976)	(976)
Buy	EUR	41,560	10/2011	CBK	0	(3,306)	(3,306)
Sell		8,678	10/2011	CBK	534	0	534
Sell		4,689	10/2011	FBL	266	0	266
Buy		2,006	10/2011	GST	0	(105)	(105)
Sell		28,341	10/2011	HUS	2,387	0	2,387
Buy		8,827	10/2011	JPM	0	(857)	(857)
Sell		33,329	10/2011	JPM	2,566	0	2,566
Sell		4,689	10/2011	MSC	253	0	253
Sell		1,540	10/2011	RBC	74	0	74
Buy		14,785	10/2011	UAG	0	(1,168)	(1,168)
Buy	GBP	11,308	12/2011	CBK	0	(472)	(472)
Sell		1,499	12/2011	CBK	12	0	12
Sell		549	12/2011	JPM	9	0	9
Buy		392	12/2011	UAG	0	(8)	(8)
Buy	HKD	2,756	12/2011	CBK	1	0	1
Buy		900	12/2011	DUB	0	0	0
Sell	HUF	107,928	10/2011	BRC	29	0	29

132	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	HUF	2,689,698	10/2011	HUS	$681	$0	$681
Buy		29,124	11/2011	HUS	0	(7)	(7)
Buy	INR	1,481,169	11/2011	CBK	0	(3,271)	(3,271)
Buy		99,338	11/2011	HUS	0	(213)	(213)
Sell		106,190	11/2011	HUS	195	0	195
Buy	JPY	15,857,934	10/2011	CBK	7,674	(8)	7,666
Sell		970,000	10/2011	CBK	0	(352)	(352)
Sell		949,200	10/2011	DUB	0	(352)	(352)
Buy		26,557	10/2011	JPM	0	(2)	(2)
Sell		1,179,839	10/2011	JPM	22	(362)	(340)
Buy		13,283	10/2011	RBC	0	(1)	(1)
Sell		1,310,053	10/2011	RYL	0	(90)	(90)
Sell		1,200,800	10/2011	UAG	0	(435)	(435)
Buy	KRW	1,579,630	11/2011	BRC	0	(127)	(127)
Sell		1,177,660	11/2011	BRC	74	0	74
Buy		13,029,473	11/2011	CBK	0	(996)	(996)
Sell		660,830	11/2011	DUB	47	0	47
Buy		12,000,000	11/2011	GST	0	(935)	(935)
Buy		6,576,650	11/2011	HUS	0	(692)	(692)
Sell		1,887,555	11/2011	HUS	120	0	120
Buy		97,805,640	11/2011	JPM	0	(9,750)	(9,750)
Sell		10,125,485	11/2011	MSC	839	0	839
Sell	MXN	378,600	10/2011	HUS	4,875	0	4,875
Buy		48,746	11/2011	BRC	0	(434)	(434)
Sell		552,307	11/2011	BRC	7,292	0	7,292
Buy		24,476	11/2011	CBK	0	(213)	(213)
Sell		166,799	11/2011	DUB	1,493	0	1,493
Buy		500,647	11/2011	HUS	0	(5,822)	(5,822)
Sell		199,535	11/2011	HUS	1,934	0	1,934
Buy		43,592	11/2011	JPM	0	(571)	(571)
Sell		23,430	11/2011	JPM	273	0	273
Buy		220,658	11/2011	MSC	0	(2,649)	(2,649)
Sell		44,243	11/2011	MSC	535	0	535
Sell		92,574	11/2011	UAG	487	0	487
Buy	MYR	1,865	11/2011	BRC	0	(41)	(41)
Sell		1,487	11/2011	BRC	18	0	18
Buy		7,704	11/2011	HUS	0	(208)	(208)
Sell		8,979	11/2011	MSC	192	0	192
Buy		148,724	04/2012	UAG	0	(3,373)	(3,373)
Buy	NOK	13,123	10/2011	CBK	0	(201)	(201)
Buy		13,123	10/2011	JPM	0	(213)	(213)
Buy	NZD	1,897	11/2011	DUB	0	(36)	(36)
Sell	PEN	91	02/2012	DUB	0	0	0
Sell	PHP	175,975	11/2011	CBK	42	0	42
Sell		32,724	11/2011	DUB	12	0	12
Buy		43,830	11/2011	HUS	0	(3)	(3)
Sell		202,723	11/2011	JPM	56	0	56
Sell		13,047	03/2012	BRC	4	0	4
Buy		921,238	03/2012	CBK	0	(314)	(314)
Buy		115,126	03/2012	HUS	0	(100)	(100)
Sell		108,186	03/2012	HUS	18	0	18
Buy		739,000	03/2012	JPM	0	(231)	(231)
Buy	PLN	3,366	11/2011	BOA	0	(164)	(164)
Sell		3,687	11/2011	BRC	171	0	171
Buy		794	11/2011	CBK	0	(31)	(31)
Sell		595	11/2011	CBK	11	0	11
Buy		52,985	11/2011	JPM	0	(3,050)	(3,050)
Sell	RUB	9,424	03/2012	BRC	17	0	17
Buy		934,406	03/2012	CBK	0	(3,409)	(3,409)
Buy	SEK	87,461	10/2011	BRC	0	(805)	(805)
Buy		87,461	10/2011	DUB	0	(844)	(844)
Sell		1,787	10/2011	JPM	9	0	9
Buy	SGD	16,559	12/2011	CBK	0	(507)	(507)
Sell		633	12/2011	DUB	26	0	26
Buy		36,532	12/2011	JPM	0	(2,393)	(2,393)
Sell		2,738	12/2011	JPM	102	0	102
Buy		9,700	12/2011	RYL	0	(608)	(608)

See Accompanying Notes	Semiannual Report	September 30, 2011	133

Schedule of Investments PIMCO Global Advantage Strategy Bond Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SGD	5,800	12/2011	UAG	$0	$(356)	$(356)
Sell		2,737	12/2011	UAG	102	0	102
Buy	THB	9,910	10/2011	GST	0	(8)	(8)
Sell		598	10/2011	MSC	1	0	1
Buy	TWD	220,234	01/2012	BRC	0	(484)	(484)
Sell	TWD	10,856	01/2012	BRC	15	0	15
Buy		247,552	01/2012	CBK	0	(530)	(530)
Buy		150,000	01/2012	GST	0	(321)	(321)
Buy		372,409	01/2012	HUS	0	(873)	(873)
Sell		65,512	01/2012	HUS	126	0	126
Buy		150,000	01/2012	JPM	0	(316)	(316)
Sell	ZAR	11,082	10/2011	BOA	212	0	212
Buy		2,329	10/2011	BRC	0	(32)	(32)
Buy		4,663	10/2011	CBK	0	(94)	(94)
Sell		1,803	10/2011	DUB	18	0	18
Buy		182,997	10/2011	HUS	0	(3,479)	(3,479)

					$47,215	$(63,666)	$(16,451)

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$19,103	$0	$19,103
Sovereign Issues	0	261,753	0	261,753
Bahrain
Sovereign Issues	0	3,820	0	3,820
Bermuda
Corporate Bonds & Notes	0	14,269	0	14,269
Brazil
Corporate Bonds & Notes	0	40,807	3,019	43,826
Sovereign Issues	0	87,221	0	87,221
Canada
Asset-Backed Securities	0	3,414	0	3,414
Bank Loan Obligations	0	1,950	0	1,950
Corporate Bonds & Notes	0	35,505	0	35,505
Sovereign Issues	0	210,071	0	210,071
Cayman Islands
Asset-Backed Securities	0	7,455	0	7,455
Corporate Bonds & Notes	0	28,894	0	28,894
Chile
Corporate Bonds & Notes	0	6,658	0	6,658
Colombia
Corporate Bonds & Notes	0	2,115	0	2,115
Denmark
Corporate Bonds & Notes	0	12,674	0	12,674
Egypt
Bank Loan Obligations	0	2,019	0	2,019
Finland
Corporate Bonds & Notes	0	1,125	0	1,125
France
Corporate Bonds & Notes	0	85,136	0	85,136
Sovereign Issues	0	18,065	0	18,065
Germany
Bank Loan Obligations	0	1,303	0	1,303
Corporate Bonds & Notes	0	3,617	0	3,617
Sovereign Issues	0	306,891	0	306,891
Hong Kong
Corporate Bonds & Notes	0	4,685	0	4,685
India
Corporate Bonds & Notes	0	12,215	0	12,215
Indonesia
Corporate Bonds & Notes	0	3,314	0	3,314

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Ireland
Asset-Backed Securities	$0	$2,336	$0	$2,336
Corporate Bonds & Notes	0	5,814	0	5,814
Italy
Corporate Bonds & Notes	0	6,635	0	6,635
Japan
Corporate Bonds & Notes	0	10,369	0	10,369
Sovereign Issues	0	79,334	0	79,334
Luxembourg
Bank Loan Obligations	0	3,851	0	3,851
Corporate Bonds & Notes	0	256	0	256
Malaysia
Corporate Bonds & Notes	0	525	0	525
Mexico
Corporate Bonds & Notes	0	29,736	0	29,736
Sovereign Issues	0	130,545	0	130,545
Netherlands
Asset-Backed Securities	0	646	0	646
Corporate Bonds & Notes	0	84,018	0	84,018
Mortgage-Backed Securities	0	1,083	0	1,083
Sovereign Issues	0	3,412	0	3,412
New Zealand
Corporate Bonds & Notes	0	1,389	0	1,389
Norway
Corporate Bonds & Notes	0	51,398	0	51,398
Poland
Sovereign Issues	0	1,956	0	1,956
Qatar
Corporate Bonds & Notes	0	23,915	0	23,915
Sovereign Issues	0	18,728	0	18,728
Russia
Corporate Bonds & Notes	0	49,398	0	49,398
Sovereign Issues	0	49,147	0	49,147
South Africa
Sovereign Issues	0	3,704	0	3,704
South Korea
Corporate Bonds & Notes	0	5,897	0	5,897
Sovereign Issues	0	29,104	0	29,104
Spain
Corporate Bonds & Notes	0	4,964	0	4,964
Supranational
Corporate Bonds & Notes	0	126	0	126

134	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Sweden
Corporate Bonds & Notes	$0	$26,897	$0	$26,897
United Arab Emirates
Corporate Bonds & Notes	0	951	0	951
United Kingdom
Corporate Bonds & Notes	0	151,732	0	151,732
Mortgage-Backed Securities	0	12,879	0	12,879
Sovereign Issues	0	105,285	0	105,285
United States
Asset-Backed Securities	0	5,963	0	5,963
Bank Loan Obligations	0	11,024	0	11,024
Corporate Bonds & Notes	0	469,099	1,757	470,856
Mortgage-Backed Securities	0	12,289	0	12,289
Municipal Bonds & Notes	0	127,479	0	127,479
Preferred Securities	0	2,709	0	2,709
U.S. Government Agencies	0	182,194	7,472	189,666
U.S. Treasury Obligations	0	209,494	0	209,494
Virgin Islands (British)
Corporate Bonds & Notes	0	1,108	0	1,108
Short-Term Instruments
Certificates of Deposit	0	24,008	0	24,008
Repurchase Agreements	0	16,364	0	16,364
Short-Term Notes	0	4,786	0	4,786
Japan Treasury Bills	0	53,025	0	53,025

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Mexico Treasury Bills	$0	$27,245	$0	$27,245
U.S. Treasury Bills	0	16,130	0	16,130
PIMCO Short-Term Floating NAV Portfolio	225,530	0	0	225,530
	$225,530	$3,233,026	$12,248	$3,470,804

Short Sales, at value	$0	$(130,396)	$0	$(130,396)

Financial Derivative Instruments (7) - Assets
Credit Contracts	2	5,241	0	5,243
Foreign Exchange Contracts	0	47,215	0	47,215
Interest Rate Contracts	13,521	32,396	0	47,167
	$13,523	$84,852	$0	$99,625

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(13,465)	0	(13,465)
Foreign Exchange Contracts	0	(63,666)	0	(63,666)
Interest Rate Contracts	(652)	(24,428)	(101)	(26,431)
	$(652)	$(101,559)	$(101)	$(103,562)

Totals	$238,401	$3,085,923	$12,147	$3,336,471

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (9)
Investments, at value
Brazil
Corporate Bonds & Notes	$3,028	$0	$0	$(8)	$0	$(1)	$0	$0	$3,019	$(1)
Ireland
Asset-Backed Securities	2,427	0	0	7	0	(98)	0	(2,336)	0	0
United States
Corporate Bonds & Notes	1,862	0	0	(1)	0	(104)	0	0	1,757	(104)
U.S. Government Agencies	7,796	696	(1,023)	0	0	3	0	0	7,472	3

	$15,113	$696	$(1,023)	$(2)	$0	$(200)	$0	$(2,336)	$12,248	$(102)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(143)	$0	$0	$0	$0	$42	$0	$0	$(101)	$42

Totals	$14,970	$696	$(1,023)	$(2)	$0	$(158)	$0	$(2,336)	$12,147	$(60)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	Semiannual Report	September 30, 2011	135

Schedule of Investments PIMCO Global Advantage Strategy Bond Fund (Cont.)

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$1,897	$1,897
Unrealized appreciation on foreign currency contracts	0	0	0	47,215	0	47,215
Unrealized appreciation on OTC swap agreements	0	5,243	0	0	32,396	37,639

	$0	$5,243	$0	$47,215	$34,293	$86,751

Liabilities:
Written options outstanding	$0	$0	$0	$0	$6,922	$6,922
Variation margin payable on financial derivative instruments (2)	0	0	0	0	1,087	1,087
Unrealized depreciation on foreign currency contracts	0	0	0	63,666	0	63,666
Unrealized depreciation on OTC swap agreements	0	13,465	0	0	15,459	28,924

	$0	$13,465	$0	$63,666	$23,468	$100,599

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$0	$0	$0	$293	$293
Net realized gain (loss) on futures contracts, written options and swaps	0	4,814	0	0	(9,544)	(4,730)
Net realized gain on foreign currency transactions	0	0	0	49,436	0	49,436

	$0	$4,814	$0	$49,436	$(9,251)	$44,999

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$0	$(10,268)	$0	$0	$26,938	$16,670
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(32,646)	0	(32,646)

	$0	$(10,268)	$0	$(32,646)	$26,938	$(15,976)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $12,869 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(2,148) as reported in the Notes to Schedule of Investments.

(p)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$971	$(1,040)	$(69)
BPS	(6,139)	5,660	(479)
BRC	8,659	(7,730)	929
CBK	(9,339)	4,288	(5,051)
DUB	(10,603)	(6,090)	(16,693)
FBF	(3,199)	3,134	(65)
FBL	266	0	266
GLM	9,291	(8,540)	751
GST	(3,804)	3,440	(364)
HUS	18,880	(14,880)	4,000
JPM	(14,894)	13,739	(1,155)
MSC	884	(750)	134

136	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
MYC	$(1,757)	$2,324	$567
RBC	2,451	(1,670)	781
RYL	(1,159)	898	(261)
SOG	(29)	0	(29)
UAG	(6,479)	5,560	(919)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Semiannual Report	September 30, 2011	137

Schedule of Investments PIMCO Global Bond Fund (Unhedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 4.2%

CORPORATE BONDS & NOTES 3.5%
Commonwealth Bank of Australia
0.630% due 09/17/2014		$4,900	$4,907
0.666% due 07/12/2013		7,100	7,100
Macquarie Bank Ltd.
3.300% due 07/17/2014		6,800	7,267
4.100% due 12/17/2013		4,400	4,719
National Australia Bank Ltd.
3.375% due 07/08/2014		1,000	1,071
Westpac Banking Corp.
2.700% due 12/09/2014		9,000	9,493
2.900% due 09/10/2014		4,200	4,456

			39,013

MORTGAGE-BACKED SECURITIES 0.7%
Medallion Trust
0.442% due 05/25/2035		1,385	1,362
Puma Finance Ltd.
0.368% due 02/21/2038		1,212	1,161
5.225% due 08/22/2037	AUD	774	721
5.350% due 07/12/2036		429	410
Swan Trust
6.100% due 04/25/2041		3,213	3,093
Torrens Trust
5.210% due 10/19/2038		1,018	959

			7,706

Total Australia (Cost $45,068)			46,719

BRAZIL 0.1%

CORPORATE BONDS & NOTES 0.1%
Petrobras International Finance Co.
3.875% due 01/27/2016		$200	200
5.375% due 01/27/2021		700	715
7.875% due 03/15/2019		400	468

Total Brazil (Cost $1,374)			1,383

CANADA 4.5%

ASSET-BACKED SECURITIES 0.0%
Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	401	385

CORPORATE BONDS & NOTES 1.3%
Glacier Credit Card Trust
5.027% due 02/20/2013		5,500	5,491
Honda Canada Finance, Inc.
1.458% due 03/26/2012		9,000	8,574
Master Credit Card Trust
5.297% due 08/21/2012		1,000	987

			15,052

SOVEREIGN ISSUES 3.2%
Canada Government Bond
1.750% due 03/01/2013		27,300	26,376
3.750% due 06/01/2012		400	389
Province of Ontario Canada
4.000% due 06/02/2021		3,000	3,077
6.200% due 06/02/2031		500	643
Province of Quebec Canada
2.750% due 08/25/2021		$4,400	4,376

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 12/01/2041	CAD	400	$458

			35,319

Total Canada (Cost $51,688)			50,756

CAYMAN ISLANDS 1.2%

ASSET-BACKED SECURITIES 0.4%
Avery Point CLO Ltd.
0.830% due 12/17/2015		$675	659
Commercial Industrial Finance Corp.
0.586% due 03/01/2021		1,200	1,113
Duane Street CLO
0.519% due 11/08/2017		1,359	1,281
Grayston CLO Ltd.
0.666% due 08/15/2016		420	412
Wind River CLO Ltd.
0.680% due 12/19/2016		711	681

			4,146

CORPORATE BONDS & NOTES 0.8%
IPIC GMTN Ltd.
5.000% due 11/15/2020		600	618
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		1,200	1,200
Transocean, Inc.
4.950% due 11/15/2015		4,800	5,063
UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	1,500	1,879

			8,760

Total Cayman Islands (Cost $12,854)			12,906

DENMARK 0.0%

CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	432	85
Realkredit Danmark A/S
2.415% due 01/01/2038		2,447	433

Total Denmark (Cost $468)			518

FRANCE 5.7%

CORPORATE BONDS & NOTES 5.7%
BNP Paribas Home Loan Covered Bonds SFH
3.750% due 12/13/2011	EUR	500	672
4.750% due 05/28/2013		3,900	5,432
Cie de Financement Foncier
1.625% due 07/23/2012		$10,400	10,425
2.500% due 09/16/2015		4,900	4,846
4.500% due 01/09/2013	EUR	1,200	1,653
Credit Agricole Home Loan SFH
1.002% due 07/21/2014		$5,000	4,882
Dexia Credit Local S.A.
0.496% due 01/12/2012		3,000	3,000
2.625% due 01/21/2014	EUR	3,100	4,153
2.750% due 01/10/2014		$12,600	12,528
2.750% due 04/29/2014		8,400	8,282
General Electric Societe de Credit Foncier
3.750% due 07/22/2014	EUR	400	553
Societe Generale SCF S.A.
4.000% due 07/07/2016		500	700
Vivendi S.A.
5.750% due 04/04/2013		3,600	3,800

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.625% due 04/04/2018		$2,600	$2,958

			63,884

SOVEREIGN ISSUES 0.0%
Societe Financement de l'Economie Francaise
2.125% due 05/20/2012	EUR	400	539

Total France (Cost $65,143)			64,423

GERMANY 12.2%

BANK LOAN OBLIGATIONS 0.2%
Kabel Deutschland Holding AG
5.357% due 12/31/2016	EUR	2,100	2,735

CORPORATE BONDS & NOTES 5.9%
FMS Wertmanagement AoR
1.661% due 02/18/2015		2,800	3,755
2.375% due 12/15/2014		13,700	18,795
3.375% due 06/17/2021		8,100	11,482
IKB Deutsche Industriebank AG
2.125% due 09/10/2012		3,500	4,729
Kreditanstalt fuer Wiederaufbau
2.000% due 09/07/2016		5,500	7,462
2.125% due 04/11/2014		800	1,097
5.500% due 06/05/2014	AUD	4,000	3,986
6.250% due 05/19/2021		14,000	14,573

			65,879

SOVEREIGN ISSUES 6.1%
FMS Wertmanagement
1.608% due 01/20/2014 (k)	EUR	5,800	7,821
Republic of Germany
2.750% due 04/08/2016		2,800	4,028
3.250% due 07/04/2021		800	1,202
4.750% due 07/04/2028		1,500	2,608
5.500% due 01/04/2031		8,100	15,492
5.625% due 01/04/2028		3,800	7,209
6.500% due 07/04/2027		14,800	30,261

			68,621

Total Germany (Cost $139,486)			137,235

INDIA 0.1%

CORPORATE BONDS & NOTES 0.1%
ICICI Bank Ltd.
2.058% due 02/24/2014		$700	686

Total India (Cost $700)			686

IRELAND 0.6%

ASSET-BACKED SECURITIES 0.3%
Dryden Leveraged Loan CDO
1.954% due 08/08/2022	EUR	1,100	1,367
Magi Funding PLC
1.835% due 04/11/2021		1,580	1,959

			3,326

MORTGAGE-BACKED SECURITIES 0.3%
Fastnet Securities PLC
1.461% due 08/10/2043		1,443	1,220
Immeo Residential Finance PLC
1.688% due 12/15/2016		1,185	1,476

138	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Talisman Finance PLC
1.805% due 04/22/2017	EUR	581	$592

			3,288

Total Ireland (Cost $7,325)			6,614

ITALY 0.8%

ASSET-BACKED SECURITIES 0.0%
Locat Securitisation Vehicle SRL
1.712% due 12/12/2024	EUR	224	294

CORPORATE BONDS & NOTES 0.4%
Intesa Sanpaolo SpA
2.708% due 02/24/2014		$1,300	1,171
6.500% due 02/24/2021		2,800	2,495

			3,666

SOVEREIGN ISSUES 0.4%
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (d)	EUR	2,278	2,490
4.000% due 02/01/2037		2,100	2,063

			4,553

Total Italy (Cost $9,410)			8,513

JAPAN 0.3%

MORTGAGE-BACKED SECURITIES 0.1%
JLOC Ltd.
0.498% due 01/15/2015	JPY	24,838	299

SOVEREIGN ISSUES 0.2%
Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,552

Total Japan (Cost $2,498)			2,851

JERSEY, CHANNEL ISLANDS 0.4%

ASSET-BACKED SECURITIES 0.2%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	1,547	2,058

CORPORATE BONDS & NOTES 0.2%
HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	2,665	2,369

Total Jersey, Channel Islands (Cost $5,638)			4,427

LUXEMBOURG 0.3%

ASSET-BACKED SECURITIES 0.2%
Harvest CLO S.A.
2.228% due 03/29/2017	EUR	612	788
Penta CLO S.A.
1.934% due 06/04/2024		871	1,041

			1,829

BANK LOAN OBLIGATIONS 0.0%
Intelsat Ltd.
5.250% due 04/02/2018		$499	481

CORPORATE BONDS & NOTES 0.1%
Sunrise Communications International S.A.
7.000% due 12/31/2017	EUR	400	512

Total Luxembourg (Cost $2,927)			2,822

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO 1.3%

SOVEREIGN ISSUES 1.3%
Mexico Government International Bond
6.250% due 06/16/2016	MXN	90,700	$6,814
6.500% due 06/10/2021		79,600	5,768
10.000% due 12/05/2024		27,300	2,515

Total Mexico (Cost $16,007)			15,097

NETHERLANDS 2.3%

ASSET-BACKED SECURITIES 0.1%
Eurocredit CDO BV
2.067% due 02/22/2020	EUR	1,210	1,509

CORPORATE BONDS & NOTES 1.8%
ABN AMRO Bank NV
3.250% due 01/18/2013	EUR	2,900	3,961
3.750% due 01/12/2012		900	1,214
Achmea Hypotheekbank NV
0.607% due 11/03/2014		$2,600	2,590
3.200% due 11/03/2014		2,000	2,117
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 12/29/2049		800	965
LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	1,600	2,245
NIBC Bank NV
2.800% due 12/02/2014		$3,000	3,147
3.500% due 04/07/2014	EUR	2,000	2,814
Ziggo Finance BV
6.125% due 11/15/2017		600	782

			19,835

MORTGAGE-BACKED SECURITIES 0.2%
Delphinus BV
1.829% due 11/28/2031		620	828
Dutch Mortgage Portfolio Loans BV
1.785% due 11/20/2035		1,274	1,673

			2,501

SOVEREIGN ISSUES 0.2%
Netherlands Government Bond
4.500% due 07/15/2017		1,100	1,697

Total Netherlands (Cost $24,824)			25,542

NEW ZEALAND 2.8%

SOVEREIGN ISSUES 2.8%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	22,700	18,155
5.500% due 04/15/2023		3,000	2,467
6.000% due 05/15/2021		12,600	10,756

Total New Zealand (Cost $30,769)			31,378

NORWAY 0.6%

CORPORATE BONDS & NOTES 0.4%
DnB NOR Boligkreditt
2.375% due 07/20/2015	EUR	3,500	4,713

SOVEREIGN ISSUES 0.2%
Kommunalbanken A/S
2.000% due 01/14/2013		$2,300	2,343

Total Norway (Cost $6,801)			7,056

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
QATAR 0.2%

SOVEREIGN ISSUES 0.2%
Qatar Government International Bond
6.400% due 01/20/2040		$2,200	$2,690

Total Qatar (Cost $2,273)			2,690

RUSSIA 0.3%

CORPORATE BONDS & NOTES 0.3%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$2,600	2,903
10.500% due 03/25/2014		200	223

Total Russia (Cost $3,192)			3,126

SOUTH KOREA 0.2%

SOVEREIGN ISSUES 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	1,800	2,486

Total South Korea (Cost $2,778)			2,486

SPAIN 1.1%

SOVEREIGN ISSUES 1.1%
Instituto de Credito Oficial
3.286% due 03/25/2014	EUR	9,500	12,307

Total Spain (Cost $13,457)			12,307

SUPRANATIONAL 1.0%

CORPORATE BONDS & NOTES 1.0%
European Union
3.250% due 04/04/2018	EUR	4,200	5,936
3.500% due 06/04/2021		3,400	4,846

Total Supranational (Cost $11,390)			10,782

SWEDEN 0.2%

CORPORATE BONDS & NOTES 0.2%
Stadshypotek AB
3.750% due 12/12/2013	EUR	1,400	1,958

Total Sweden (Cost $1,770)			1,958

UNITED KINGDOM 16.7%

ASSET-BACKED SECURITIES 0.0%
Bumper S.A.
3.035% due 06/20/2022	EUR	323	432

CORPORATE BONDS & NOTES 8.1%
Abbey National Treasury Services PLC
3.125% due 06/30/2014		6,600	8,894
Bank of Scotland PLC
4.375% due 07/13/2016		800	1,128
4.500% due 10/23/2013		200	280
5.625% due 05/23/2013		400	553
Barclays Bank PLC
2.700% due 03/05/2012		$100	101
6.050% due 12/04/2017		1,200	1,104
10.179% due 06/12/2021		2,000	2,146
BP Capital Markets PLC
3.100% due 10/07/2014	EUR	900	1,229
3.125% due 03/10/2012		$100	101
3.125% due 10/01/2015		2,800	2,897

See Accompanying Notes	Semiannual Report	September 30, 2011	139

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HBOS PLC
6.750% due 05/21/2018		$3,000	$2,563
LBG Capital No.2 PLC
11.250% due 09/14/2023	GBP	500	670
Lloyds TSB Bank PLC
2.603% due 01/24/2014		$800	779
2.800% due 04/02/2012		4,500	4,551
4.375% due 01/12/2015		900	882
4.875% due 01/21/2016		1,900	1,876
12.000% due 12/29/2049		1,500	1,378
Nationwide Building Society
2.500% due 08/17/2012		2,300	2,338
2.875% due 09/14/2015	EUR	1,200	1,611
4.625% due 09/13/2012		1,500	2,056
5.500% due 07/18/2012		8,800	9,094
Royal Bank of Scotland Group PLC
0.579% due 03/30/2012		$5,700	5,704
1.450% due 10/20/2011		9,900	9,904
1.500% due 03/30/2012		15,200	15,281
2.750% due 06/18/2013	EUR	3,600	4,861
4.375% due 03/27/2012	AUD	3,500	3,377
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$400	433
WPP Ltd.
6.000% due 04/04/2017	GBP	2,500	4,272
XL Capital Finance Europe PLC
6.500% due 01/15/2012		$400	406

			90,469

MORTGAGE-BACKED SECURITIES 1.8%
Gosforth Funding PLC
2.283% due 04/24/2047	GBP	3,200	4,970
Holmes Master Issuer PLC
2.955% due 10/15/2054	EUR	3,300	4,423
3.001% due 10/15/2054		4,300	5,760
Mansard Mortgages PLC
1.568% due 12/15/2049	GBP	2,079	2,679
Newgate Funding PLC
2.168% due 12/15/2050		1,200	928
2.778% due 12/15/2050	EUR	900	598
3.028% due 12/15/2050		1,300	674

			20,032

SOVEREIGN ISSUES 6.8%
United Kingdom Gilt
2.000% due 01/22/2016	GBP	1,600	2,575
4.250% due 12/07/2027		4,100	7,372
4.250% due 06/07/2032		3,000	5,345
4.250% due 03/07/2036		100	177
4.250% due 09/07/2039		2,400	4,225
4.250% due 12/07/2040		12,500	21,968
4.500% due 09/07/2034		2,900	5,324
4.750% due 12/07/2030		10,400	19,795
4.750% due 12/07/2038		900	1,715
5.000% due 03/07/2025		3,800	7,394

			75,890

Total United Kingdom (Cost $182,378)			186,823

UNITED STATES 39.8%

ASSET-BACKED SECURITIES 0.8%
AFC Home Equity Loan Trust
0.945% due 12/22/2027		$7	5

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Amortizing Residential Collateral Trust
0.935% due 10/25/2031		$26	$20
Amresco Residential Securities Mortgage Loan Trust
1.175% due 06/25/2029		54	42
Bear Stearns Asset-Backed Securities Trust
0.895% due 10/25/2032		21	18
1.035% due 10/27/2032		25	22
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		111	117
6.681% due 12/01/2033		85	90
Countrywide Asset-Backed Certificates
0.575% due 12/25/2036		95	40
4.693% due 10/25/2035		2,683	2,309
Credit Suisse First Boston Mortgage Securities Corp.
0.855% due 01/25/2032		22	17
Home Equity Mortgage Trust
5.500% due 01/25/2037		484	70
HSI Asset Securitization Corp. Trust
0.295% due 05/25/2037		47	46
Lehman XS Trust
0.405% due 04/25/2046 (a)		386	343
New Century Home Equity Loan Trust
1.120% due 05/25/2034		1,164	842
Residential Asset Mortgage Products, Inc.
0.795% due 06/25/2032		20	16
Residential Asset Securities Corp.
0.735% due 07/25/2032 (a)		65	37
0.835% due 06/25/2032		35	18
Salomon Brothers Mortgage Securities, Inc.
1.150% due 01/25/2032		36	28
SLM Student Loan Trust
1.788% due 12/15/2023	EUR	3,649	4,685

			8,765

BANK LOAN OBLIGATIONS 0.4%
AGFS Funding Co.
5.500% due 05/10/2017		$3,400	2,988
Charter Communications, Inc.
3.620% due 09/06/2016		992	962
UCI International, Inc.
5.500% due 07/26/2017		995	990

			4,940

CORPORATE BONDS & NOTES 11.2%
Ally Financial, Inc.
6.625% due 05/15/2012		3,600	3,645
Altria Group, Inc.
9.250% due 08/06/2019		4,000	5,257
American International Group, Inc.
4.875% due 03/15/2067	EUR	900	713
8.000% due 05/22/2038		3,500	3,681
8.175% due 05/15/2068		$3,348	2,967
Anadarko Petroleum Corp.
6.125% due 03/15/2012 (g)		1,100	1,122
AutoZone, Inc.
5.875% due 10/15/2012		7,800	8,152
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	6,300	8,509
Bank of America Corp.
4.750% due 05/23/2017		1,900	1,841
6.000% due 09/01/2017		$100	96
Bear Stearns Cos. LLC
7.250% due 02/01/2018		6,700	7,916

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Board of Trustees of The Leland Stanford Junior University
4.750% due 05/01/2019		$1,900	$2,210
Boston Scientific Corp.
6.400% due 06/15/2016		1,700	1,903
Cardinal Health, Inc.
5.800% due 10/15/2016		500	577
CIT Group, Inc.
5.250% due 04/01/2014		3,200	3,112
Citigroup, Inc.
0.607% due 06/09/2016		2,900	2,417
1.696% due 01/13/2014		2,500	2,435
5.500% due 10/15/2014		600	624
6.000% due 08/15/2017		1,200	1,276
6.125% due 05/15/2018		2,320	2,494
Computer Sciences Corp.
6.500% due 03/15/2018		2,350	2,544
Cytec Industries, Inc.
8.950% due 07/01/2017		200	254
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		4,200	4,205
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		384	399
Historic TW, Inc.
8.050% due 01/15/2016		1,500	1,774
International Lease Finance Corp.
5.300% due 05/01/2012		1,000	992
5.350% due 03/01/2012		1,000	992
5.650% due 06/01/2014		1,000	932
6.500% due 09/01/2014		2,600	2,613
6.625% due 11/15/2013		3,000	2,925
6.750% due 09/01/2016		2,100	2,116
JPMorgan Chase & Co.
6.300% due 04/23/2019		100	113
JPMorgan Chase & Co., Inc. CPI Linked Bond
7.140% due 02/15/2012		760	768
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		1,900	466
6.875% due 05/02/2018 (a)		6,100	1,517
Lennar Corp.
5.950% due 10/17/2011		900	901
Loews Corp.
5.250% due 03/15/2016		300	327
Masco Corp.
5.875% due 07/15/2012		300	305
Merrill Lynch & Co., Inc.
1.812% due 10/31/2011	EUR	3,300	4,414
1.872% due 01/31/2014		600	711
2.287% due 09/27/2012		3,600	4,674
Morgan Stanley
1.840% due 11/29/2013		1,900	2,326
1.853% due 01/24/2014		$2,000	1,867
2.001% due 04/13/2016	EUR	400	442
2.026% due 01/16/2017		200	214
6.250% due 08/28/2017		$400	396
Rohm and Haas Co.
5.600% due 03/15/2013		5,000	5,282
Ryder System, Inc.
6.000% due 03/01/2013		3,000	3,188
Simon Property Group LP
6.125% due 05/30/2018		1,000	1,127
Spectra Energy Capital LLC
5.668% due 08/15/2014		3,000	3,266
Sprint Capital Corp.
8.750% due 03/15/2032		200	175

140	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Street Capital Trust IV
1.347% due 06/01/2077		$2,400	$1,655
Temple-Inland, Inc.
6.375% due 01/15/2016		3,500	3,932
Wal-Mart Stores, Inc.
5.000% due 10/25/2040		1,000	1,151
6.200% due 04/15/2038		500	649
Westpac Capital Trust IV
5.256% due 12/29/2049		1,000	875
WM Covered Bond Program
4.000% due 09/27/2016	EUR	300	421
4.375% due 05/19/2014		2,500	3,499

			125,354

MORTGAGE-BACKED SECURITIES 6.7%
Adjustable Rate Mortgage Trust
2.871% due 09/25/2035		$151	106
American General Mortgage Loan Trust
5.150% due 03/25/2058		2,956	3,030
American Home Mortgage Assets
0.425% due 05/25/2046		1,625	838
1.162% due 11/25/2046		1,015	440
American Home Mortgage Investment Trust
2.258% due 10/25/2034		596	506
Banc of America Funding Corp.
2.733% due 02/20/2036		1,580	1,372
5.747% due 01/20/2047		225	151
Banc of America Large Loan, Inc.
1.979% due 11/15/2015		2,512	2,243
Banc of America Mortgage Securities, Inc.
2.866% due 05/25/2035		1,300	1,005
BCAP LLC Trust
0.405% due 01/25/2037 (a)		3,077	1,534
0.976% due 01/26/2047		487	346
5.250% due 04/26/2037		1,087	1,000
5.250% due 08/26/2037		1,100	1,082
5.417% due 02/26/2036		261	241
Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 08/25/2035		1,677	1,547
2.595% due 08/25/2033		230	220
2.605% due 08/25/2033		24	23
2.661% due 10/25/2033		137	131
2.710% due 03/25/2035		3,054	2,847
2.731% due 03/25/2035		435	412
2.814% due 05/25/2034		107	100
2.846% due 02/25/2034		22	19
2.876% due 05/25/2034		288	258
3.284% due 11/25/2034		238	223
5.195% due 05/25/2047		759	494
Bear Stearns Alt-A Trust
2.607% due 11/25/2036		3,658	2,161
2.725% due 02/25/2036 (a)		1,998	769
2.772% due 09/25/2035		1,166	791
5.064% due 11/25/2036		494	279
Bear Stearns Structured Products, Inc.
2.572% due 01/26/2036		1,751	1,050
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037		1,433	1,391
Citigroup Mortgage Loan Trust, Inc.
2.450% due 08/25/2035		665	554
2.660% due 10/25/2035		2,441	1,929
2.701% due 08/25/2035		316	280
5.624% due 09/25/2037 (a)		2,631	1,579
Countrywide Alternative Loan Trust
0.425% due 09/25/2046		2,269	1,147

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.426% due 12/20/2046	$1,834	$918
0.445% due 07/25/2046	93	50
0.585% due 05/25/2037	647	326
1.742% due 11/25/2035	442	240
2.282% due 11/25/2035	340	185
5.250% due 06/25/2035	255	212
5.528% due 02/25/2037	1,127	725
6.000% due 01/25/2037 (a)	1,344	890
6.000% due 04/25/2037	415	282
6.250% due 08/25/2037 (a)	290	178
Countrywide Home Loan Mortgage Pass-Through Trust
0.555% due 03/25/2035	2,558	1,330
0.565% due 02/25/2035	384	266
2.699% due 04/20/2035	108	98
2.793% due 08/25/2034	75	53
3.033% due 11/25/2034	279	211
Credit Suisse First Boston Mortgage Securities Corp.
1.385% due 03/25/2034	294	250
1.836% due 05/25/2032	10	10
2.440% due 07/25/2033	51	44
2.569% due 08/25/2033	270	256
6.500% due 04/25/2033	43	45
DBUBS Mortgage Trust
0.319% due 11/10/2046 (b)	4,700	91
1.571% due 11/10/2046 (b)	12,206	736
First Horizon Asset Securities, Inc.
2.565% due 12/25/2033	143	132
2.746% due 08/25/2035	183	146
GMAC Mortgage Corp. Loan Trust
2.959% due 06/25/2034	36	30
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	17	17
Greenpoint Mortgage Funding Trust
0.315% due 01/25/2047 (a)	48	46
0.415% due 01/25/2037	425	229
0.435% due 10/25/2046	1,485	340
0.445% due 04/25/2036	460	232
Greenpoint Mortgage Pass-Through Certificates
2.810% due 10/25/2033	31	25
GSR Mortgage Loan Trust
1.850% due 03/25/2033	139	131
2.738% due 09/25/2035	232	214
Harborview Mortgage Loan Trust
0.410% due 07/19/2046	1,969	1,067
0.420% due 09/19/2037	776	464
1.092% due 12/19/2036	740	373
2.765% due 07/19/2035	76	51
2.955% due 05/19/2033	261	237
Indymac Index Mortgage Loan Trust
0.425% due 09/25/2046	1,667	930
0.435% due 11/25/2046	1,730	386
2.662% due 12/25/2034	93	64
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	437	411
5.550% due 10/25/2036	385	356
JPMorgan Mortgage Trust
2.105% due 11/25/2033	156	149
5.370% due 11/25/2035	172	155
MASTR Alternative Loans Trust
0.635% due 03/25/2036	244	65
Mellon Residential Funding Corp.
0.669% due 12/15/2030	426	390
Merrill Lynch Mortgage Investors, Inc.
0.445% due 02/25/2036	3,448	2,307
0.485% due 08/25/2036	185	139
2.277% due 02/25/2033	125	109

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.166% due 08/12/2049	$2,700	$2,852
MLCC Mortgage Investors, Inc.
1.653% due 10/25/2035	1,032	897
Residential Accredit Loans, Inc.
0.385% due 02/25/2047	810	352
0.415% due 06/25/2046	2,584	882
0.465% due 05/25/2037	697	159
0.540% due 09/25/2046	713	103
Residential Asset Securitization Trust
0.685% due 12/25/2036 (a)	319	101
5.750% due 02/25/2036 (a)	398	269
6.250% due 10/25/2036 (a)	1,485	972
6.500% due 08/25/2036 (a)	786	466
Residential Funding Mortgage Securities
3.033% due 09/25/2035	159	102
6.500% due 03/25/2032	24	25
Salomon Brothers Mortgage Securities, Inc.
0.735% due 05/25/2032	22	18
Sequoia Mortgage Trust
0.580% due 10/19/2026	244	209
0.580% due 07/20/2033	681	572
Structured Adjustable Rate Mortgage Loan Trust
2.488% due 02/25/2034	155	141
2.534% due 04/25/2034	388	318
2.596% due 09/25/2034	457	423
Structured Asset Mortgage Investments, Inc.
0.425% due 07/25/2046	438	234
0.445% due 05/25/2046	735	380
0.480% due 07/19/2035	1,476	988
0.810% due 07/19/2034	171	141
Thornburg Mortgage Securities Trust
0.345% due 11/25/2046	162	161
WaMu Mortgage Pass-Through Certificates
0.465% due 04/25/2045	1,558	1,218
0.495% due 11/25/2045	452	351
0.545% due 01/25/2045	454	348
0.555% due 08/25/2045	131	101
0.942% due 03/25/2047	1,983	1,154
0.982% due 01/25/2047	749	399
1.742% due 11/25/2046	541	386
2.255% due 03/25/2033	547	504
2.538% due 08/25/2034	804	754
2.576% due 03/25/2034	493	463
2.576% due 04/25/2035	1,800	1,471
2.580% due 06/25/2033	107	103
5.585% due 02/25/2037	1,744	1,219
5.952% due 08/25/2046	2,000	1,659
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.002% due 04/25/2047	1,103	188
1.012% due 04/25/2047	697	186
1.182% due 07/25/2046	569	208
Wells Fargo Mortgage-Backed Securities Trust
2.723% due 07/25/2035	1,744	1,602
2.731% due 03/25/2036	2,672	2,205
2.777% due 06/25/2035	901	856

		74,829

MUNICIPAL BONDS & NOTES 2.4%
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,600	2,080
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	1,200	1,428
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	2,800	3,467

See Accompanying Notes	Semiannual Report	September 30, 2011	141

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chicago, Illinois General Obligation Notes, (AGM Insured), Series 2006
8.834% due 01/01/2014	$270	$278
Georgia State Municipal Electric Authority Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	600	634
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,200	764
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	5,600	4,505
6.500% due 06/01/2023	565	534
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,400	1,726
Los Angeles, California Community College District General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	2,100	2,817
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.887% due 12/01/2024	2,400	2,884
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
8.952% due 12/15/2013	370	393
Northside, Texas Independent School District General Obligation Bonds, (PSF/GTD Insured), (BABs), Series 2010
5.741% due 08/15/2035	800	839
5.891% due 08/15/2040	2,000	2,103
Pasadena, California Public Financing Authority Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	1,100	1,477
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	600	42

		25,971

	SHARES
PREFERRED SECURITIES 0.1%
DG Funding Trust
0.837% due 12/31/2049	130	980
SLM Corp.
5.620% due 01/16/2018	9,000	187

		1,167

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 16.6%
Fannie Mae
0.435% due 10/27/2037	$5,700	5,666
0.665% due 11/25/2040	4,329	4,332
0.685% due 11/25/2040	4,407	4,411
0.735% due 10/25/2040 - 12/25/2040	8,089	8,113

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.142% due 12/01/2034	$386	$401
2.426% due 03/01/2024	17	17
2.555% due 11/01/2034	2,569	2,727
2.566% due 11/01/2023	8	8
4.000% due 04/01/2039 - 10/01/2041	114,137	119,806
5.028% due 05/01/2035	297	319
6.500% due 11/01/2036	476	524
Freddie Mac
0.579% due 12/15/2030	96	96
0.829% due 12/15/2037 - 07/15/2040	3,985	4,017
1.451% due 10/25/2044	2,799	2,883
2.413% due 02/01/2029	187	196
2.484% due 05/01/2023	31	31
2.549% due 04/01/2037	64	68
6.000% due 12/15/2024	173	195
7.400% due 02/01/2021	88	87
Ginnie Mae
0.829% due 02/16/2030	154	154
2.125% due 12/20/2023 - 12/20/2026	51	54
2.250% due 01/20/2030	38	39
2.375% due 05/20/2022 - 05/20/2030	220	229
2.625% due 07/20/2022 - 09/20/2026	105	110
6.000% due 08/20/2034	5,348	6,413
NCUA Guaranteed Notes
0.594% due 11/06/2017	19,096	19,102
Tennessee Valley Authority
5.880% due 04/01/2036	3,900	5,405
7.140% due 05/23/2012	1,000	1,044

		186,447

U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Bonds
3.750% due 08/15/2041 (f)(h)	5,600	6,546
5.500% due 08/15/2028 (h)	3,600	5,043
U.S. Treasury Notes
2.125% due 08/15/2021	1,300	1,326
3.125% due 05/15/2021 (h)	4,400	4,892
3.625% due 02/15/2021 (h)	300	347

		18,154

Total United States (Cost $459,199)		445,627

VIRGIN ISLANDS (BRITISH) 0.2%

CORPORATE BONDS & NOTES 0.2%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	2,900	2,678

Total Virgin Islands (British) (Cost $2,881)		2,678

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 10.8%

CERTIFICATES OF DEPOSIT 0.4%
Banco do Brasil S.A.
0.000% due 02/15/2012		$4,500	$4,473

COMMERCIAL PAPER 0.4%
Vodafone Group PLC
0.880% due 01/19/2012		4,800	4,794

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 10/03/2011		1,840	1,840

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $1,880. Repurchase proceeds are $1,840.)

SHORT-TERM NOTES 0.6%
Banco Santander Brazil S.A.
2.128% due 12/28/2011		6,600	6,580

JAPAN TREASURY BILLS 2.6%
0.099% due 10/31/2011	JPY	2,270,000	29,429

MEXICO TREASURY BILLS 2.1%
4.312% due 10/13/2011 - 10/20/2011 (c)	MXN	328,000	23,605

U.S. TREASURY BILLS 0.6%
0.020% due 10/27/2011 - 03/29/2012 (c)(f)(h)		$6,641	6,640

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 3.9%
		4,382,235	43,879

Total Short-Term Instruments (Cost $125,315)			121,240

Total Investments 107.9% (Cost $1,227,613)			$1,208,643

Written Options (j) (0.1%) (Premiums $1,925)			(596)

Other Assets and Liabilities (Net) (7.8%)			(87,503)

Net Assets 100.0%			$1,120,544

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.

142	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

(f)	Securities with an aggregate market value of $6,027 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $2,008 at a weighted average interest rate of -0.865%. On September 30, 2011, securities valued at $1,122 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $5,874 and cash of $390 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Canada Government 10-Year Bond December Futures	Long	12/2011	125	$363
Euro-Bobl December Futures	Long	12/2011	48	(37)
Euro-Bobl December Futures Put Options Strike @ EUR 112.000	Long	12/2011	98	0
Euro-Bund 10-Year Bond December Futures	Long	12/2011	50	70
Japan Government 10-Year Bond December Futures	Long	12/2011	8	(46)
U.S. Treasury 10-Year Note December Futures	Long	12/2011	306	296
U.S. Treasury 30-Year Bond December Futures	Long	12/2011	40	86
United Kingdom Government 10-Year Gilt December Futures	Long	12/2011	94	388

				$1,120

(i)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.180%	$	7,000	$(40)	$0	$(40)
AutoZone, Inc.	CBK	(0.680%	)	12/20/2012	0.180%		800	(5)	0	(5)
Cardinal Health, Inc.	DUB	(1.000%	)	12/20/2016	0.695%		500	(8)	(10)	2
Computer Sciences Corp.	BOA	(1.160%	)	03/20/2018	3.077%		2,350	251	0	251
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	2.506%		200	16	2	14
Historic TW, Inc.	BRC	(1.050%	)	03/20/2016	0.851%		1,500	(13)	0	(13)
International Lease Finance Corp.	BOA	(0.130%	)	03/20/2012	5.688%		1,000	26	0	26
International Lease Finance Corp.	JPM	(1.620%	)	06/20/2012	5.689%		1,000	28	0	28
Lennar Corp.	BOA	(5.750%	)	12/20/2012	3.089%		900	(31)	0	(31)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.806%		300	6	0	6
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.599%		3,000	0	0	0
Masco Corp.	MYC	(0.580%	)	09/20/2012	2.255%		300	5	0	5
Rohm and Haas Co.	DUB	(0.470%	)	03/20/2013	0.144%		4,500	(22)	0	(22)
Rohm and Haas Co.	DUB	(1.000%	)	03/20/2013	0.151%		500	(6)	(9)	3
Ryder System, Inc.	BOA	(0.850%	)	03/20/2013	0.689%		3,000	(8)	0	(8)
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	2.388%		1,000	84	0	84
Spectra Energy Capital LLC	BOA	(0.830%	)	09/20/2014	0.775%		3,000	(6)	0	(6)
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.749%		400	3	0	3
Temple-Inland, Inc.	GST	(6.680%	)	03/20/2016	0.771%		3,500	(910)	0	(910)
Vivendi S.A.	BPS	(1.742%	)	06/20/2013	1.056%		1,200	(15)	0	(15)
Vivendi S.A.	BPS	(1.780%	)	06/20/2013	1.056%		1,200	(16)	0	(16)
Vivendi S.A.	BPS	(1.820%	)	06/20/2013	1.056%		1,000	(14)	0	(14)
Vivendi S.A.	DUB	(1.000%	)	06/20/2013	1.056%		200	0	(2)	2
Vivendi S.A.	DUB	(1.000%	)	06/20/2018	1.790%		100	5	0	5
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.790%		2,500	42	0	42
WPP PLC	JPM	(3.750%	)	06/20/2017	1.792%	GBP	2,500	(399)	0	(399)
XL Group PLC	BRC	(0.310%	)	03/20/2012	1.015%	$	400	1	0	1

								$(1,026)	$(19)	$(1,007)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	7.260%	$	1,200	$(29)	$22	$(51)
Ally Financial, Inc.	DUB	5.000%	09/20/2012	6.856%		2,600	(40)	47	(87)
Australia Government Bond	BPS	1.000%	06/20/2015	0.800%		1,100	8	19	(11)
Australia Government Bond	DUB	1.000%	03/20/2016	0.903%		2,500	11	53	(42)
Australia Government Bond	DUB	1.000%	09/20/2016	0.973%		6,900	11	105	(94)
Australia Government Bond	DUB	1.000%	12/20/2016	1.002%		1,300	0	3	(3)
Australia Government Bond	GST	1.000%	06/20/2016	0.940%		700	2	17	(15)
Australia Government Bond	MYC	1.000%	06/20/2016	0.940%		1,800	6	43	(37)
Australia Government Bond	MYC	1.000%	12/20/2016	1.002%		900	0	3	(3)
Australia Government Bond	RYL	1.000%	03/20/2016	0.903%		6,000	27	130	(103)

See Accompanying Notes	Semiannual Report	September 30, 2011	143

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	RYL	1.000%	09/20/2016	0.973%	$	3,900	$6	$50	$(44)
Australia Government Bond	UAG	1.000%	09/20/2016	0.973%		2,100	3	38	(35)
Australia Government Bond	UAG	1.000%	12/20/2016	1.002%		3,900	1	8	(7)
Brazil Government International Bond	BOA	1.000%	12/20/2011	0.734%		900	1	4	(3)
Brazil Government International Bond	BRC	1.000%	12/20/2011	0.734%		200	0	1	(1)
Brazil Government International Bond	DUB	1.000%	12/20/2011	0.734%		3,100	3	14	(11)
California State General Obligation Bonds, Series 2003	CBK	2.750%	03/20/2021	2.392%		2,300	59	0	59
California State General Obligation Bonds, Series 2003	GST	2.910%	12/20/2020	2.508%		900	25	0	25
California State General Obligation Bonds, Series 2003	MYC	1.350%	06/20/2016	2.001%		2,500	(68)	0	(68)
California State General Obligation Bonds, Series 2003	MYC	2.900%	12/20/2020	2.382%		1,300	47	0	47
California State General Obligation Bonds, Series 2003	MYC	2.150%	03/20/2021	2.392%		2,400	(38)	0	(38)
California State General Obligation Bonds, Series 2003	MYC	2.150%	06/20/2021	2.401%		2,500	(42)	0	(42)
China Government International Bond	CBK	1.000%	03/20/2016	1.877%		400	(15)	4	(19)
China Government International Bond	CBK	1.000%	09/20/2016	1.954%		11,800	(517)	(2)	(515)
China Government International Bond	CBK	1.000%	12/20/2016	1.987%		6,600	(312)	(230)	(82)
China Government International Bond	DUB	1.000%	12/20/2015	1.832%		800	(26)	17	(43)
China Government International Bond	DUB	1.000%	03/20/2016	1.877%		2,900	(106)	31	(137)
China Government International Bond	FBF	1.000%	03/20/2016	1.877%		2,500	(91)	27	(118)
China Government International Bond	FBF	1.000%	12/20/2016	1.987%		1,100	(52)	(42)	(10)
China Government International Bond	GST	1.000%	12/20/2016	1.987%		300	(14)	(11)	(3)
China Government International Bond	HUS	1.000%	12/20/2015	1.832%		4,700	(155)	91	(246)
China Government International Bond	JPM	1.000%	12/20/2016	1.987%		1,700	(80)	(54)	(26)
China Government International Bond	MYC	1.000%	12/20/2016	1.987%		500	(24)	(20)	(4)
China Government International Bond	RYL	1.000%	12/20/2016	1.987%		800	(38)	(37)	(1)
China Government International Bond	UAG	1.000%	12/20/2016	1.987%		2,500	(118)	(90)	(28)
Connecticut State General Obligation Notes, Series 2007	MYC	1.630%	03/20/2021	1.599%		2,400	7	0	7
Ensco PLC	FBF	1.000%	03/20/2014	1.056%		2,500	(2)	(18)	16
France Government Bond	CBK	0.250%	03/20/2016	1.755%		2,900	(183)	(119)	(64)
France Government Bond	CBK	0.250%	12/20/2016	1.875%		5,000	(387)	(387)	0
France Government Bond	MYC	0.250%	12/20/2015	1.713%		800	(47)	(17)	(30)
France Government Bond	MYC	0.250%	12/20/2016	1.875%		12,000	(925)	(927)	2
Illinois State General Obligation Bonds, Series 2006	MYC	2.870%	03/20/2021	2.739%		2,000	18	0	18
Japan Government International Bond	FBF	1.000%	03/20/2016	1.354%		4,400	(65)	(31)	(34)
Japan Government International Bond	MYC	1.000%	03/20/2016	1.354%		400	(6)	(4)	(2)
Mexico Government International Bond	BOA	1.000%	12/20/2011	0.713%		3,600	4	15	(11)
Mexico Government International Bond	BRC	1.000%	12/20/2011	0.713%		3,500	4	14	(10)
Pennsylvania State General Obligation Bonds, Series 2005	MYC	1.400%	03/20/2021	1.477%		900	(4)	0	(4)
Russia Government International Bond	BOA	1.000%	12/20/2011	1.696%		3,700	(4)	13	(17)
Russia Government International Bond	CBK	1.000%	12/20/2011	1.696%		2,100	(3)	7	(10)
Russia Government International Bond	MYC	1.000%	12/20/2011	1.696%		300	0	1	(1)
U.S. Treasury Notes	DUB	0.250%	12/20/2015	0.444%	EUR	8,600	(90)	(126)	36
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.481%		2,900	(39)	(52)	13
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.757%	$	1,500	14	14	0
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.757%		900	8	6	2
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.883%		1,600	9	20	(11)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.757%		9,000	83	58	25
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.757%		7,500	69	50	19
United Kingdom Gilt	GST	1.000%	12/20/2015	0.814%		5,900	47	133	(86)
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.912%		200	1	2	(1)

							$(3,046)	$(1,107)	$(1,939)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MCDX-15 5-Year Index	BOA	1.000%	12/20/2015	$	2,000	$(60)	$(55)	$(5)
MCDX-15 5-Year Index	CBK	1.000%	12/20/2015		2,900	(87)	(79)	(8)
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015		1,400	(42)	(33)	(9)
MCDX-15 5-Year Index	GST	1.000%	12/20/2015		6,300	(189)	(232)	43
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015		900	(27)	(21)	(6)
MCDX-16 5-Year Index	GST	1.000%	06/20/2016		4,100	(152)	(87)	(65)

						$(557)	$(507)	$(50)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

144	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BRC	EUR	2,300	$51	$0	$51
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GLM		10,800	321	0	321
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RYL	BRL	6,600	(5)	0	(5)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		11,000	(8)	0	(8)
Pay	1-Year BRL-CDI	11.280%	01/02/2012	FBF		3,400	(1)	0	(1)
Pay	1-Year BRL-CDI	11.330%	01/02/2012	BOA		46,000	(5)	0	(5)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HUS		20,000	196	199	(3)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HUS		44,000	34	31	3
Pay	3-Month EUR-JPY-TIBOR	0.350%	03/21/2012	BRC	JPY	10,600,000	(16)	(6)	(10)
Receive	3-Month USD-LIBOR	3.250%	12/21/2021	CBK	$	11,700	(1,170)	(169)	(1,001)
Pay	6-Month EUR-EURIBOR	2.000%	09/21/2016	MYC	EUR	68,000	126	(540)	666
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2016	DUB		5,400	354	28	326
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2021	BRC		6,500	358	107	251
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2021	DUB		8,800	485	140	345
Receive	6-Month GBP-LIBOR	2.500%	09/21/2013	GLM	GBP	16,500	(627)	(106)	(521)
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	1,770,000	1,006	482	524
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		490,000	279	133	146
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UAG		30,000	37	0	37
Pay	28-Day MXN TIIE	6.590%	12/08/2015	HUS	MXN	42,900	125	14	111
Pay	28-Day MXN TIIE	6.590%	12/08/2015	MYC		65,700	191	(72)	263
Pay	28-Day MXN TIIE	5.800%	06/08/2016	HUS		64,100	19	2	17
Pay	28-Day MXN TIIE	6.750%	06/08/2016	BRC		22,400	72	10	62
Pay	28-Day MXN TIIE	6.750%	06/08/2016	HUS		19,900	64	11	53
Pay	28-Day MXN TIIE	6.750%	06/08/2016	MYC		253,200	815	193	622
Pay	28-Day MXN TIIE	6.960%	07/27/2020	BRC		17,700	25	(36)	61
Pay	28-Day MXN TIIE	6.960%	07/27/2020	HUS		21,900	31	(98)	129
Pay	28-Day MXN TIIE	6.650%	06/02/2021	MYC		50,800	(39)	19	(58)
Pay	28-Day MXN TIIE	7.500%	06/02/2021	HUS		66,000	250	25	225
Pay	28-Day MXN TIIE	7.500%	06/02/2021	MYC		25,300	96	16	80

							$3,064	$383	$2,681

(j)	Written options outstanding on September 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$128.500	10/21/2011	73	$52	$(21)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	30,400	$268	$(21)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,900	11	(1)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		54,200	427	(37)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		12,100	123	(5)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		5,600	50	(3)
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		9,100	99	(4)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		7,800	81	(5)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		7,300	79	(3)

See Accompanying Notes	Semiannual Report	September 30, 2011	145

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	8,600	$82	$(4)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		7,500	74	(4)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		8,600	95	(4)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		8,500	51	0

								$1,440	$(91)

Foreign Currency Options
Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	UAG	$1.370	10/10/2011	EUR	6,500	$87	$(209)
Put - OTC EUR versus USD	UAG	1.320	10/24/2011		5,600	102	(75)

						$189	$(284)

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GLM	0.000%	10/11/2011	$	4,800	$25	$(18)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		3,000	15	(11)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	11/14/2011		14,400	157	(150)

						$197	$(179)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation-Floor Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$2,000	$26	$(8)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	2,200	21	(13)

						$47	$(21)

Transactions in written call and put options for the period ended September 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2011	935	$210,900	EUR	55,800	$3,033
Sales	1,092	0		95,267	1,599
Closing Buys	(1,680)	0		0	(857)
Expirations	0	(22,900)		(138,967)	(1,731)
Exercised	(274)	0		0	(119)

Balance at 09/30/2011	73	$188,000	EUR	12,100	$1,925

(k)	Restricted securities as of September 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
FMS Wertmanagement	1.608%	01/20/2014	01/13/2011	$7,734	$7,821	0.70%

(l)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	19,352	11/2011	DUB	$219	$0	$219
Buy	BRL	519	11/2011	HUS	0	(48)	(48)
Buy		60	11/2011	MSC	0	(6)	(6)
Sell	CAD	1,560	10/2011	CBK	25	0	25
Buy		1,675	10/2011	UAG	0	(31)	(31)
Buy		1,560	11/2011	CBK	0	(25)	(25)
Sell		493	11/2011	CBK	2	0	2

146	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	2,443	11/2011	DUB	$131	$0	$131
Sell		161	11/2011	JPM	8	0	8
Sell		12,557	11/2011	MSC	674	0	674
Sell		13,374	11/2011	RBC	772	0	772
Buy	CHF	34	10/2011	RBC	0	0	0
Sell		34	10/2011	RBC	0	0	0
Sell		87	10/2011	UAG	5	0	5
Sell	CLP	17,227	10/2011	JPM	3	0	3
Buy	CNY	1,407	11/2011	BRC	1	0	1
Buy		24,815	11/2011	CBK	21	(13)	8
Buy		3,455	11/2011	JPM	3	0	3
Sell		4,224	11/2011	RYL	0	(11)	(11)
Buy		30,000	02/2012	BRC	6	0	6
Buy		22,188	06/2012	BRC	0	(57)	(57)
Buy		23,961	06/2012	CBK	0	(35)	(35)
Buy		69,537	06/2012	JPM	0	(135)	(135)
Buy		23,067	06/2012	UAG	0	(29)	(29)
Buy		19,000	08/2013	DUB	0	(79)	(79)
Buy		43,072	08/2013	UAG	0	(123)	(123)
Buy		6,462	04/2014	BRC	0	(57)	(57)
Buy		13,600	04/2014	CBK	0	(117)	(117)
Buy		5,000	04/2014	GST	0	(43)	(43)
Buy		4,314	04/2014	HUS	0	(38)	(38)
Buy		8,174	04/2014	JPM	0	(70)	(70)
Buy		60,782	04/2014	RYL	0	(443)	(443)
Buy		8,616	04/2014	UAG	0	(76)	(76)
Buy		3,070	09/2015	BOA	0	(22)	(22)
Buy		4,470	09/2015	BRC	0	(35)	(35)
Buy		28,904	09/2015	CBK	0	(276)	(276)
Buy		1,970	09/2015	JPM	0	(19)	(19)
Buy		2,953	09/2015	MSC	0	(20)	(20)
Buy	DKK	47,561	10/2011	DUB	0	(361)	(361)
Buy	EUR	3,284	10/2011	BRC	0	(46)	(46)
Buy		34,080	10/2011	CBK	0	(586)	(586)
Sell		32,317	10/2011	CBK	831	0	831
Buy		6,970	10/2011	FBL	0	(46)	(46)
Buy		13,603	10/2011	GST	0	(69)	(69)
Buy		4,188	10/2011	HUS	0	(40)	(40)
Buy		16,645	10/2011	JPM	0	(454)	(454)
Buy		12,523	10/2011	MSC	0	(250)	(250)
Sell		64,174	10/2011	RBC	2,567	0	2,567
Buy		2,000	10/2011	RYL	0	(48)	(48)
Buy		3,780	10/2011	UAG	0	(62)	(62)
Sell	GBP	298	10/2011	JPM	3	0	3
Sell		1,395	12/2011	BRC	7	0	7
Buy		438	12/2011	CBK	0	(10)	(10)
Sell		7,796	12/2011	CBK	246	(1)	245
Sell		2,426	12/2011	JPM	41	0	41
Sell		1,837	12/2011	RBC	0	(41)	(41)
Buy		196	12/2011	UAG	0	(4)	(4)
Buy	HKD	10,504	12/2011	DUB	0	0	0
Buy		25,090	12/2011	FBL	1	0	1
Buy		27,114	12/2011	HUS	0	0	0
Buy		12,549	12/2011	MSC	1	0	1
Buy		22,634	12/2011	UAG	1	0	1
Buy	IDR	5,392,000	10/2011	DUB	31	0	31
Sell		17,676,930	10/2011	DUB	50	0	50
Sell		19,840,200	10/2011	HUS	55	0	55
Buy		11,383,020	10/2011	RYL	59	0	59
Buy		21,132,400	01/2012	CBK	38	0	38
Buy	INR	63,972	11/2011	UAG	0	(118)	(118)
Sell		65,623	07/2012	DUB	45	0	45
Buy	JPY	13,588,751	10/2011	FBL	0	(1,789)	(1,789)
Sell		2,270,000	10/2011	JPM	0	(264)	(264)
Buy		14,255,357	10/2011	UAG	0	(1,877)	(1,877)
Buy	KRW	7,152,398	11/2011	JPM	34	(27)	7

See Accompanying Notes	Semiannual Report	September 30, 2011	147

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	4,514,678	11/2011	MSC	$0	$(39)	$(39)
Buy		1,184,448	11/2011	UAG	8	0	8
Sell	MXN	300,000	10/2011	HUS	3,863	0	3,863
Sell		28,000	10/2011	UAG	339	0	339
Buy		2,886	11/2011	BPS	0	(38)	(38)
Buy		73,948	11/2011	BRC	0	(985)	(985)
Sell		8,660	11/2011	BRC	65	0	65
Buy		25,621	11/2011	CBK	0	(331)	(331)
Sell		108,690	11/2011	CBK	532	0	532
Buy		4,331	11/2011	DUB	0	(57)	(57)
Buy		24,953	11/2011	HUS	0	(224)	(224)
Sell		287,316	11/2011	HUS	2,531	0	2,531
Buy		149,891	11/2011	MSC	0	(1,810)	(1,810)
Sell		72,029	11/2011	MSC	926	0	926
Buy		28,585	11/2011	UAG	0	(20)	(20)
Sell		47,456	11/2011	UAG	523	0	523
Sell	MYR	5,264	04/2012	CBK	74	0	74
Buy		5,156	04/2012	UAG	0	(92)	(92)
Buy	NOK	4,327	10/2011	GST	0	(62)	(62)
Sell	NZD	38,540	10/2011	CBK	721	0	721
Sell	PHP	138,903	11/2011	BRC	36	0	36
Sell		75,151	11/2011	JPM	21	0	21
Sell		44,202	11/2011	MSC	9	0	9
Buy		78,100	03/2012	CBK	0	(28)	(28)
Sell		73,136	03/2012	CBK	55	0	55
Buy		254,437	03/2012	JPM	0	(81)	(81)
Buy	SEK	14,153	10/2011	BRC	0	(130)	(130)
Buy		14,154	10/2011	DUB	0	(137)	(137)
Buy	SGD	1,673	12/2011	BRC	0	(9)	(9)
Buy		4,033	12/2011	CBK	0	(34)	(34)
Sell		1,129	12/2011	DUB	50	0	50
Buy		1,837	12/2011	GST	0	(25)	(25)
Buy		13,353	12/2011	HUS	0	(95)	(95)
Buy		1,573	12/2011	JPM	0	(20)	(20)
Buy		200	12/2011	RYL	0	(13)	(13)
Buy		3,948	12/2011	UAG	0	(81)	(81)
Buy	TWD	87,138	01/2012	BRC	0	(173)	(173)
Sell		45,020	01/2012	BRC	119	0	119
Sell		43,392	01/2012	CBK	57	0	57
Buy	ZAR	279	10/2011	HUS	1	(5)	(4)

					$15,810	$(12,390)	$3,420

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$39,013	$0	$39,013
Mortgage-Backed Securities	0	7,706	0	7,706
Brazil
Corporate Bonds & Notes	0	1,383	0	1,383
Canada
Asset-Backed Securities	0	385	0	385
Corporate Bonds & Notes	0	15,052	0	15,052
Sovereign Issues	0	35,319	0	35,319
Cayman Islands
Asset-Backed Securities	0	4,146	0	4,146
Corporate Bonds & Notes	0	8,760	0	8,760
Denmark
Corporate Bonds & Notes	0	518	0	518
France
Corporate Bonds & Notes	0	63,884	0	63,884
Sovereign Issues	0	539	0	539

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Germany
Bank Loan Obligations	$0	$2,735	$0	$2,735
Corporate Bonds & Notes	0	65,879	0	65,879
Sovereign Issues	0	68,621	0	68,621
India
Corporate Bonds & Notes	0	686	0	686
Ireland
Asset-Backed Securities	0	1,367	1,959	3,326
Mortgage-Backed Securities	0	3,288	0	3,288
Italy
Asset-Backed Securities	0	294	0	294
Corporate Bonds & Notes	0	3,666	0	3,666
Sovereign Issues	0	4,553	0	4,553
Japan
Mortgage-Backed Securities	0	299	0	299
Sovereign Issues	0	2,552	0	2,552
Jersey, Channel Islands
Asset-Backed Securities	0	2,058	0	2,058

148	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Corporate Bonds & Notes	$0	$2,369	$0	$2,369
Luxembourg
Asset-Backed Securities	0	1,829	0	1,829
Bank Loan Obligations	0	481	0	481
Corporate Bonds & Notes	0	512	0	512
Mexico
Sovereign Issues	0	15,097	0	15,097
Netherlands
Asset-Backed Securities	0	0	1,509	1,509
Corporate Bonds & Notes	0	19,835	0	19,835
Mortgage-Backed Securities	0	2,501	0	2,501
Sovereign Issues	0	1,697	0	1,697
New Zealand
Sovereign Issues	0	31,378	0	31,378
Norway
Corporate Bonds & Notes	0	4,713	0	4,713
Sovereign Issues	0	2,343	0	2,343
Qatar
Sovereign Issues	0	2,690	0	2,690
Russia
Corporate Bonds & Notes	0	3,126	0	3,126
South Korea
Sovereign Issues	0	2,486	0	2,486
Spain
Sovereign Issues	0	12,307	0	12,307
Supranational
Corporate Bonds & Notes	0	10,782	0	10,782
Sweden
Corporate Bonds & Notes	0	1,958	0	1,958
United Kingdom
Asset-Backed Securities	0	432	0	432
Corporate Bonds & Notes	0	90,469	0	90,469
Mortgage-Backed Securities	0	20,032	0	20,032
Sovereign Issues	0	75,890	0	75,890
United States
Asset-Backed Securities	0	8,765	0	8,765

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Bank Loan Obligations	$0	$4,940	$0	$4,940
Corporate Bonds & Notes	0	125,354	0	125,354
Mortgage-Backed Securities	0	72,143	2,686	74,829
Municipal Bonds & Notes	0	25,971	0	25,971
Preferred Securities	187	0	980	1,167
U.S. Government Agencies	0	167,258	19,189	186,447
U.S. Treasury Obligations	0	18,154	0	18,154
Virgin Islands (British)
Corporate Bonds & Notes	0	2,678	0	2,678
Short-Term Instruments
Certificates of Deposit	0	4,473	0	4,473
Commercial Paper	0	4,794	0	4,794
Repurchase Agreements	0	1,840	0	1,840
Short-Term Notes	0	6,580	0	6,580
Japan Treasury Bills	0	29,429	0	29,429
Mexico Treasury Bills	0	23,605	0	23,605
U.S. Treasury Bills	0	6,640	0	6,640
PIMCO Short-Term Floating NAV Portfolio	43,879	0	0	43,879
	$44,066	$1,138,254	$26,323	$1,208,643

Financial Derivative Instruments (7) - Assets
Credit Contracts	1	782	1	784
Foreign Exchange Contracts	0	15,810	0	15,810
Interest Rate Contracts	1,203	4,293	0	5,496
	$1,204	$20,885	$1	$22,090

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(3,773)	(7)	(3,780)
Foreign Exchange Contracts	0	(12,674)	0	(12,674)
Interest Rate Contracts	(83)	(1,714)	(210)	(2,007)
	$(83)	$(18,161)	$(217)	$(18,461)

Totals	$45,187	$1,140,978	$26,107	$1,212,272

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (9)
Investments, at value
Cayman Islands
Asset-Backed Securities	$1,299	$0	$0	$4	$0	$(22)	$0	$(1,281)	$0	$0
India
Corporate Bonds & Notes	1,193	0	(493)	0	(7)	(7)	0	(686)	0	0
Ireland
Asset-Backed Securities	0	2,121	0	4	0	(166)	0	0	1,959	(166)
Luxembourg
Asset-Backed Securities	1,115	0	0	3	0	(77)	0	(1,041)	0	0
Netherlands
Asset-Backed Securities	2,094	0	(547)	9	50	(97)	0	0	1,509	(93)
Spain
Sovereign Issues	13,429	0	(13,456)	0	0	27	0	0	0	0
United States
Mortgage-Backed Securities	17	2,744	(65)	6	8	(24)	0	0	2,686	(24)
Preferred Securities	988	0	0	0	0	(8)	0	0	980	(8)
U.S. Government Agencies	23,025	0	(3,836)	0	0	0	0	0	19,189	0
	$43,160	$4,865	$(18,397)	$26	$51	$(374)	$0	$(3,008)	$26,323	$(291)

See Accompanying Notes	Semiannual Report	September 30, 2011	149

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (9)
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$0	$0	$0	$0	$1	$0	$0	$1	$1

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	0	0	0	(7)	0	0	(7)	(7)
Interest Rate Contracts	(351)	0	0	0	0	141	0	0	(210)	141

	$(351)	$0	$0	$0	$0	$134	$0	$0	$(217)	$134

Totals	$42,809	$4,865	$(18,397)	$26	$51	$(239)	$0	$(3,008)	$6,107	$(156)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(n)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$1,034	$1,034
Unrealized appreciation on foreign currency contracts	0	0	0	15,810	0	15,810
Unrealized appreciation on OTC swap agreements	0	784	0	0	4,293	5,077

	$0	$784	$0	$15,810	$5,327	$21,921

Liabilities:
Written options outstanding	$0	$0	$0	$284	$312	$596
Unrealized depreciation on foreign currency contracts	0	0	0	12,390	0	12,390
Unrealized depreciation on OTC swap agreements	0	3,780	0	0	1,612	5,392

	$0	$3,780	$0	$12,674	$1,924	$18,378

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(1)	$(3)	$(4)
Net realized gain (loss) on futures contracts, written options and swaps	0	(1,306)	0	1,730	20,308	20,732
Net realized gain on foreign currency transactions	0	0	0	26,009	0	26,009

	$0	$(1,306)	$0	$27,738	$20,305	$46,737

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$0	$(2,791)	$0	$(624)	$10,526	$7,111
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	6,061	0	6,061

	$0	$(2,791)	$0	$5,437	$10,526	$13,172

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,120 as reported in the Notes to Schedule of Investments.

150	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

(o)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$65	$(120)	$(55)
BPS	(75)	0	(75)
BRC	(779)	580	(199)
CBK	(1,469)	617	(852)
DUB	586	(740)	(154)
FBF	864	(1,180)	(316)
FBL	(1,834)	871	(963)
GLM	(325)	340	15
GST	(1,390)	1,280	(110)
HUS	6,564	(5,800)	764
JPM	(1,383)	1,060	(323)
MSC	(515)	40	(475)
MYC	(58)	(1,530)	(1,588)
RBC	3,298	(1,940)	1,358
RYL	(232)	120	(112)
UAG	(2,037)	1,030	(1,007)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Semiannual Report	September 30, 2011	151

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 6.1%

CORPORATE BONDS & NOTES 5.1%
Commonwealth Bank of Australia
0.630% due 09/17/2014		$1,100	$1,101
0.666% due 07/12/2013		1,500	1,500
0.717% due 12/10/2012		800	803
ING Bank Australia Ltd.
5.408% due 06/24/2014	AUD	2,000	1,957
Macquarie Bank Ltd.
4.100% due 12/17/2013		$1,700	1,823
National Australia Bank Ltd.
0.746% due 07/08/2014		1,000	1,005
Westpac Banking Corp.
2.700% due 12/09/2014		1,800	1,899
2.900% due 09/10/2014		900	955

			11,043

MORTGAGE-BACKED SECURITIES 1.0%
Crusade Global Trust
1.675% due 11/19/2037	EUR	155	201
Puma Finance Ltd.
0.368% due 02/21/2038		$254	243
5.225% due 08/22/2037	AUD	86	80
5.350% due 07/12/2036		86	82
Superannuation Members Home Loans Global Fund
0.617% due 03/09/2036		$344	342
Swan Trust
6.100% due 04/25/2041	AUD	852	821
Torrens Trust
5.210% due 10/19/2038		394	371

			2,140

Total Australia (Cost $12,520)			13,183

BRAZIL 0.1%

CORPORATE BONDS & NOTES 0.1%
Petrobras International Finance Co.
3.875% due 01/27/2016		$300	301

Total Brazil (Cost $299)			301

CANADA 3.0%

ASSET-BACKED SECURITIES 0.0%
Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	92	89

CORPORATE BONDS & NOTES 0.6%
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		$800	832
Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	200	197
Master Credit Card Trust
5.297% due 08/21/2012		200	198

			1,227

SOVEREIGN ISSUES 2.4%
Canada Government Bond
1.750% due 03/01/2013		2,400	2,319
2.750% due 09/01/2016		100	102
Province of Ontario Canada
4.000% due 10/07/2019		$400	448
4.000% due 06/02/2021	CAD	1,200	1,231
Province of Quebec Canada
2.750% due 08/25/2021		$700	696

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.125% due 11/14/2016		$300	$352

			5,148

Total Canada (Cost $6,545)			6,464

CAYMAN ISLANDS 1.5%

ASSET-BACKED SECURITIES 0.7%
Landmark CDO Ltd.
0.626% due 06/01/2017		$1,706	1,630

CORPORATE BONDS & NOTES 0.8%
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		200	200
Transocean, Inc.
4.950% due 11/15/2015		1,400	1,477

			1,677

Total Cayman Islands (Cost $3,228)			3,307

CHILE 0.4%

CORPORATE BONDS & NOTES 0.4%
Banco Santander Chile
1.850% due 01/19/2016		$900	814

Total Chile (Cost $900)			814

DENMARK 0.2%

CORPORATE BONDS & NOTES 0.2%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	115	23
Realkredit Danmark A/S
2.415% due 01/01/2038		2,049	363

Total Denmark (Cost $371)			386

FRANCE 5.7%

CORPORATE BONDS & NOTES 4.9%
BNP Paribas Home Loan Covered Bonds SFH
3.000% due 07/23/2013	EUR	600	813
4.750% due 05/28/2013		700	975
Cie de Financement Foncier
1.625% due 07/23/2012		$1,000	1,002
2.125% due 04/22/2013		1,200	1,203
4.500% due 01/09/2013	EUR	700	964
Credit Agricole Home Loan SFH
1.002% due 07/21/2014		$1,000	976
Dexia Credit Local S.A.
0.496% due 01/12/2012		1,700	1,700
2.750% due 01/10/2014		1,900	1,889
2.750% due 04/29/2014		600	592
Vivendi S.A.
5.750% due 04/04/2013		446	471
6.625% due 04/04/2018		100	114

			10,699

SOVEREIGN ISSUES 0.8%
Societe Financement de l'Economie Francaise
2.250% due 06/11/2012		1,600	1,618

Total France (Cost $12,550)			12,317

GERMANY 12.3%

CORPORATE BONDS & NOTES 5.6%
FMS Wertmanagement AoR
1.661% due 02/18/2015	EUR	1,700	2,280

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.375% due 12/15/2014	EUR	2,600	$3,567
2.750% due 06/03/2016		800	1,110
3.375% due 06/17/2021		700	992
Kreditanstalt fuer Wiederaufbau
1.250% due 06/17/2013		2,100	2,824
2.125% due 04/11/2014		100	137
5.500% due 06/05/2014	AUD	1,100	1,096

			12,006

SOVEREIGN ISSUES 6.7%
FMS Wertmanagement
1.608% due 01/20/2014 (m)	EUR	1,200	1,618
Republic of Germany
2.750% due 04/08/2016		600	863
3.250% due 07/04/2021		900	1,353
4.750% due 07/04/2028		300	522
5.500% due 01/04/2031		1,300	2,486
5.625% due 01/04/2028		700	1,328
6.500% due 07/04/2027		3,100	6,338

			14,508

Total Germany (Cost $26,406)			26,514

INDIA 0.1%

CORPORATE BONDS & NOTES 0.1%
ICICI Bank Ltd.
2.058% due 02/24/2014		$200	196

Total India (Cost $200)			196

IRELAND 0.3%

ASSET-BACKED SECURITIES 0.2%
Dryden Leveraged Loan CDO
1.954% due 08/08/2022	EUR	300	373

MORTGAGE-BACKED SECURITIES 0.1%
Immeo Residential Finance PLC
1.688% due 12/15/2016		164	205

Total Ireland (Cost $598)			578

ITALY 0.9%

CORPORATE BONDS & NOTES 0.5%
Intesa Sanpaolo SpA
2.708% due 02/24/2014		$700	631
6.500% due 02/24/2021		400	356

			987

SOVEREIGN ISSUES 0.4%
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (e)	EUR	518	566
4.000% due 02/01/2037		400	393

			959

Total Italy (Cost $2,152)			1,946

JAPAN 0.1%

MORTGAGE-BACKED SECURITIES 0.1%
JLOC Ltd.
0.453% due 02/16/2016	JPY	20,808	248

Total Japan (Cost $175)			248

152	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JERSEY, CHANNEL ISLANDS 0.2%

ASSET-BACKED SECURITIES 0.2%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	274	$368

CORPORATE BONDS & NOTES 0.0%
HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	100	89

Total Jersey, Channel Islands (Cost $502)			457

LUXEMBOURG 0.5%

CORPORATE BONDS & NOTES 0.5%
Tyco Electronics Group S.A.
5.950% due 01/15/2014		$1,000	1,080

Total Luxembourg (Cost $946)			1,080

MEXICO 2.4%

SOVEREIGN ISSUES 2.4%
Mexico Government International Bond
6.250% due 06/16/2016	MXN	18,300	1,375
6.500% due 06/10/2021		4,800	348
9.000% due 12/22/2011		40,000	2,915
10.000% due 12/05/2024		5,300	488

Total Mexico (Cost $5,801)			5,126

NETHERLANDS 3.0%

ASSET-BACKED SECURITIES 0.2%
Eurocredit CDO BV
2.067% due 02/22/2020	EUR	303	377

CORPORATE BONDS & NOTES 2.8%
ABN AMRO Bank NV
3.250% due 01/18/2013		700	956
Achmea Hypotheekbank NV
0.607% due 11/03/2014		$1,500	1,495
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	1,200	1,691
LeasePlan Corp. NV
3.000% due 05/07/2012		$300	304
3.250% due 05/22/2014	EUR	500	702
Royal Bank of Scotland NV
1.037% due 03/09/2015		$1,300	936

			6,084

MORTGAGE-BACKED SECURITIES 0.0%
Delphinus BV
1.829% due 11/28/2031	EUR	62	83

Total Netherlands (Cost $6,552)			6,544

NEW ZEALAND 3.8%

CORPORATE BONDS & NOTES 0.4%
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		$900	967

SOVEREIGN ISSUES 3.4%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	5,200	4,159
5.500% due 04/15/2023		1,500	1,234

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 05/15/2021	NZD	2,200	$1,878

			7,271

Total New Zealand (Cost $8,202)			8,238

QATAR 0.1%

SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.000% due 01/20/2015		$200	211

Total Qatar (Cost $200)			211

RUSSIA 0.4%

CORPORATE BONDS & NOTES 0.4%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		700	782
10.500% due 03/25/2014		100	111

Total Russia (Cost $912)			893

SOUTH KOREA 0.2%

SOVEREIGN ISSUES 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	255	352

Total South Korea (Cost $394)			352

SPAIN 1.1%

SOVEREIGN ISSUES 1.1%
Instituto de Credito Oficial
3.286% due 03/25/2014	EUR	1,900	2,461

Total Spain (Cost $2,691)			2,461

SWEDEN 0.3%

CORPORATE BONDS & NOTES 0.3%
Stadshypotek AB
3.750% due 12/12/2013	EUR	400	559

Total Sweden (Cost $512)			559

UNITED KINGDOM 15.5%

ASSET-BACKED SECURITIES 0.0%
Bumper S.A.
3.035% due 06/20/2022	EUR	81	108

CORPORATE BONDS & NOTES 8.2%
Abbey National Treasury Services PLC
3.125% due 06/30/2014		1,300	1,752
Bank of Scotland PLC
5.250% due 07/24/2012	AUD	500	486
Barclays Bank PLC
10.179% due 06/12/2021		$400	429
BP Capital Markets PLC
3.125% due 03/10/2012		200	202
3.125% due 10/01/2015		600	621
British Sky Broadcasting Group PLC
9.500% due 11/15/2018		800	1,031
HBOS PLC
6.750% due 05/21/2018		446	381
LBG Capital No.1 PLC
8.500% due 12/29/2049		2,700	1,850
LBG Capital No.2 PLC
11.250% due 09/14/2023	GBP	200	268

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lloyds TSB Bank PLC
1.246% due 04/02/2012		$600	$603
Nationwide Building Society
4.125% due 02/27/2012	EUR	2,000	2,707
5.500% due 07/18/2012		$300	310
Pearson Dollar Finance PLC
6.250% due 05/06/2018		1,275	1,461
Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		2,100	2,101
2.625% due 05/11/2012		800	810
3.000% due 09/08/2015	EUR	600	805
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$100	108
XL Capital Finance Europe PLC
6.500% due 01/15/2012		200	203
Yorkshire Building Society
4.000% due 11/07/2011	EUR	1,200	1,611

			17,739

MORTGAGE-BACKED SECURITIES 1.3%
Gosforth Funding PLC
2.283% due 04/24/2047	GBP	600	932
Holmes Master Issuer PLC
3.001% due 10/15/2054	EUR	1,200	1,607
Newgate Funding PLC
2.778% due 12/15/2050		200	133
3.028% due 12/15/2050		300	156

			2,828

SOVEREIGN ISSUES 6.0%
United Kingdom Gilt
2.000% due 01/22/2016	GBP	100	161
4.250% due 12/07/2027		800	1,438
4.250% due 06/07/2032		600	1,069
4.250% due 03/07/2036		100	177
4.250% due 09/07/2039		500	880
4.250% due 12/07/2040		2,000	3,515
4.500% due 09/07/2034		600	1,102
4.750% due 12/07/2030		1,800	3,426
5.000% due 03/07/2025		600	1,167

			12,935

Total United Kingdom (Cost $32,884)			33,610

UNITED STATES 42.3%

ASSET-BACKED SECURITIES 1.0%
ACE Securities Corp.
0.285% due 12/25/2036		$61	60
AFC Home Equity Loan Trust
0.945% due 12/22/2027		3	3
Amortizing Residential Collateral Trust
0.935% due 10/25/2031		9	7
Amresco Residential Securities Mortgage Loan Trust
1.175% due 06/25/2029		9	7
Bear Stearns Asset-Backed Securities Trust
0.895% due 10/25/2032		4	3
Capital Auto Receivables Asset Trust
1.679% due 10/15/2012		50	50
Countrywide Asset-Backed Certificates
0.285% due 08/25/2037		38	37
0.415% due 09/25/2036		159	125
Credit Suisse First Boston Mortgage Securities Corp.
0.855% due 01/25/2032		7	5

See Accompanying Notes	Semiannual Report	September 30, 2011	153

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First Alliance Mortgage Loan Trust
0.460% due 12/20/2027		$33	$23
Home Equity Mortgage Trust
5.500% due 01/25/2037		145	21
Mid-State Trust
8.330% due 04/01/2030		204	206
Renaissance Home Equity Loan Trust
0.735% due 12/25/2033		29	23
Residential Asset Mortgage Products, Inc.
0.795% due 06/25/2032		7	5
Residential Asset Securities Corp.
0.735% due 07/25/2032 (a)		17	10
SLC Student Loan Trust
0.797% due 06/15/2017		356	356
SLM Student Loan Trust
1.753% due 04/25/2023		1,331	1,369
Structured Asset Securities Corp.
0.635% due 05/25/2034		34	28

			2,338

BANK LOAN OBLIGATIONS 0.3%
AGFS Funding Co.
5.500% due 05/10/2017		$700	615

CORPORATE BONDS & NOTES 9.2%
Ally Financial, Inc.
6.875% due 08/28/2012		600	613
American International Group, Inc.
4.875% due 03/15/2067	EUR	200	159
8.000% due 05/22/2038		500	526
8.175% due 05/15/2068		$1,100	975
AutoZone, Inc.
5.875% due 10/15/2012		100	104
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	300	405
Bank of America Corp.
4.750% due 05/23/2017		400	387
5.750% due 12/01/2017		$320	301
Bear Stearns Cos. LLC
6.400% due 10/02/2017		600	683
Boston Scientific Corp.
6.400% due 06/15/2016		300	336
Burlington Northern Santa Fe LLC
5.750% due 03/15/2018		446	527
CIT Group, Inc.
5.250% due 04/01/2014		600	583
Citigroup, Inc.
5.500% due 10/15/2014		500	520
6.000% due 08/15/2017		419	446
6.125% due 05/15/2018		500	538
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		637	701
Computer Sciences Corp.
5.500% due 03/15/2013		637	667
Erac USA Finance LLC
5.800% due 10/15/2012		700	730
GATX Financial Corp.
5.500% due 02/15/2012		637	645
Health Care REIT, Inc.
5.875% due 05/15/2015		400	419
International Lease Finance Corp.
5.350% due 03/01/2012		200	198
5.650% due 06/01/2014		1,500	1,399
5.875% due 05/01/2013		800	776

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 09/01/2014		$800	$804
6.750% due 09/01/2016		600	604
JPMorgan Chase & Co., Inc. CPI Linked Bond
7.140% due 02/15/2012		100	101
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)		700	174
Lennar Corp.
5.600% due 05/31/2015		500	457
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		116	129
Masco Corp.
6.125% due 10/03/2016		200	195
Merrill Lynch & Co., Inc.
1.836% due 08/25/2014	EUR	100	116
1.840% due 05/30/2014		500	583
2.287% due 09/27/2012		700	909
Morgan Stanley
1.853% due 01/24/2014		$1,100	1,027
Sealed Air Corp.
5.625% due 07/15/2013		200	209
Wal-Mart Stores, Inc.
5.000% due 10/25/2040		300	345
6.200% due 04/15/2038		100	130
WM Covered Bond Program
4.375% due 05/19/2014	EUR	1,000	1,400

			19,821

MORTGAGE-BACKED SECURITIES 6.9%
American General Mortgage Loan Trust
5.150% due 03/25/2058		$723	741
American Home Mortgage Assets
0.425% due 05/25/2046		408	210
0.445% due 10/25/2046		297	149
American Home Mortgage Investment Trust
0.475% due 05/25/2047		345	42
Banc of America Funding Corp.
5.500% due 08/25/2035		691	689
Banc of America Large Loan, Inc.
1.979% due 11/15/2015		676	604
Banc of America Mortgage Securities, Inc.
2.867% due 06/25/2035		689	560
BCAP LLC Trust
0.405% due 01/25/2037 (a)		295	147
0.976% due 01/26/2047		97	69
5.250% due 08/26/2037		200	197
Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 08/25/2035		226	208
2.591% due 08/25/2033		8	7
2.661% due 10/25/2033		30	29
2.731% due 03/25/2035		37	35
2.814% due 05/25/2034		21	20
2.876% due 05/25/2034		55	49
5.195% due 05/25/2047		633	412
Bear Stearns Alt-A Trust
0.395% due 02/25/2034		116	85
2.599% due 05/25/2035		31	24
2.607% due 11/25/2036		323	191
2.725% due 02/25/2036 (a)		815	314
2.813% due 11/25/2035 (a)		254	140
5.780% due 08/25/2036		358	205
Bear Stearns Structured Products, Inc.
2.572% due 01/26/2036		206	123
Citigroup Mortgage Loan Trust, Inc.
2.450% due 08/25/2035		117	98
5.624% due 09/25/2037 (a)		626	376

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046	$393	$398
Countrywide Alternative Loan Trust
0.426% due 12/20/2046	346	173
0.440% due 07/20/2046	564	217
0.515% due 02/25/2037	597	290
0.585% due 05/25/2037	81	41
1.742% due 11/25/2035	102	55
2.282% due 11/25/2035	34	18
5.250% due 06/25/2035	57	47
5.528% due 02/25/2037	169	109
5.590% due 11/25/2035	556	306
5.638% due 08/25/2036	91	88
6.000% due 04/25/2037	92	63
6.250% due 08/25/2037 (a)	72	45
6.500% due 06/25/2036	152	84
Countrywide Home Loan Mortgage Pass-Through Trust
0.615% due 09/25/2034	83	46
2.699% due 04/20/2035	18	16
2.776% due 08/25/2034	219	167
2.793% due 08/25/2034	20	14
Credit Suisse First Boston Mortgage Securities Corp.
2.569% due 08/25/2033	53	50
6.500% due 04/25/2033	9	9
Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037	269	147
DBUBS Mortgage Trust
0.319% due 11/10/2046 (b)	900	17
1.571% due 11/10/2046 (b)	2,481	150
Extended Stay America Trust
1.368% due 01/05/2016 (b)	40,500	583
First Horizon Asset Securities, Inc.
2.565% due 12/25/2033	22	20
Greenpoint Mortgage Funding Trust
0.505% due 11/25/2045	16	9
GS Mortgage Securities Corp.
1.142% due 03/06/2020	284	282
GSR Mortgage Loan Trust
1.850% due 03/25/2033	28	26
2.428% due 06/25/2034	64	52
2.996% due 01/25/2035	135	114
Harborview Mortgage Loan Trust
0.420% due 01/19/2038	228	137
1.092% due 12/19/2036	197	99
2.955% due 05/19/2033	97	88
Impac CMB Trust
1.235% due 07/25/2033	16	15
Indymac Index Mortgage Loan Trust
4.933% due 09/25/2035	226	174
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	96	89
JPMorgan Mortgage Trust
2.105% due 11/25/2033	26	25
MASTR Alternative Loans Trust
0.635% due 03/25/2036	70	19
Merrill Lynch Mortgage Investors, Inc.
0.485% due 08/25/2036	46	35
2.277% due 02/25/2033	26	22
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	701	751
MLCC Mortgage Investors, Inc.
1.953% due 02/25/2036	425	358
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	479	319
RBSCF Trust
6.214% due 12/16/2049	200	222

154	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Accredit Loans, Inc.
0.385% due 02/25/2047	$187	$81
0.415% due 06/25/2046	580	198
Residential Asset Securitization Trust
5.750% due 02/25/2036 (a)	50	34
Residential Funding Mortgage Securities
6.500% due 03/25/2032	5	5
Sequoia Mortgage Trust
0.580% due 07/20/2033	170	143
Structured Adjustable Rate Mortgage Loan Trust
2.488% due 02/25/2034	28	26
2.534% due 04/25/2034	78	64
Structured Asset Mortgage Investments, Inc.
0.445% due 05/25/2046	147	76
0.455% due 05/25/2036	355	184
0.455% due 09/25/2047	500	184
0.810% due 07/19/2034	34	28
TBW Mortgage-Backed Pass-Through Certificates
5.630% due 01/25/2037	275	144
WaMu Mortgage Pass-Through Certificates
0.545% due 01/25/2045	76	58
0.942% due 02/25/2047	584	330
1.448% due 05/25/2041	10	9
2.580% due 06/25/2033	25	24
2.600% due 02/27/2034	69	65
2.643% due 02/25/2037	349	244
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.182% due 07/25/2046	126	46
Wells Fargo Mortgage-Backed Securities Trust
2.702% due 04/25/2036	442	391
2.723% due 07/25/2035	927	852

		14,899

MUNICIPAL BONDS & NOTES 4.3%
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	400	520
California State General Obligation Bonds, (BABs), Series 2010
5.700% due 11/01/2021	700	760
7.600% due 11/01/2040	700	867
7.700% due 11/01/2030	300	342
Georgia State Municipal Electric Authority Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	200	211
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.300% due 06/01/2037 (d)	600	384
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	765	615
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	100	123
Los Angeles, California Community College District General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	600	805
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.487% due 12/01/2022	600	701

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	$100	$114
Northside, Texas Independent School District General Obligation Bonds, (PSF/GTD Insured), (BABs), Series 2010
5.741% due 08/15/2035	200	210
5.891% due 08/15/2040	500	526
Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	800	1,138
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2010
7.734% due 02/15/2033	500	652
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	281
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	7
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	69
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	500	620
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	475	346

		9,291

	SHARES
PREFERRED SECURITIES 0.6%
DG Funding Trust
0.837% due 12/31/2049	172	1,296
SLM Corp.
5.620% due 01/16/2018	1,800	37

		1,333

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 18.4%
Fannie Mae
0.335% due 01/25/2021	$50	50
0.435% due 10/27/2037	1,000	994
0.735% due 12/25/2040	916	918
0.835% due 11/25/2020	1,294	1,291
2.142% due 12/01/2034	81	84
2.555% due 11/01/2034	223	237
2.580% due 11/01/2015	2,442	2,501
4.000% due 02/01/2040 - 10/01/2041	21,142	22,185
5.000% due 03/25/2017	20	20
6.000% due 04/25/2043 - 07/25/2044	170	190
6.500% due 11/25/2042	227	259
Freddie Mac
0.679% due 12/15/2031	2	1
0.829% due 12/15/2037	460	464
1.451% due 10/25/2044	262	270
4.500% due 07/15/2018	46	47
Ginnie Mae
0.829% due 02/16/2030	44	44
0.879% due 02/16/2030	40	40

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.125% due 11/20/2021 - 12/20/2026		$26	$27
2.250% due 01/20/2030		15	16
2.375% due 05/20/2028 - 06/20/2030		61	64
2.625% due 07/20/2022 - 09/20/2026		63	65
6.000% due 08/20/2034		764	916
NCUA Guaranteed Notes
0.594% due 11/06/2017		5,278	5,280
0.784% due 12/08/2020		1,588	1,597
Small Business Administration
5.600% due 09/01/2028		663	748
Tennessee Valley Authority
5.880% due 04/01/2036		637	883
7.140% due 05/23/2012		637	665

			39,856

U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Bonds
3.750% due 08/15/2041		700	818
5.500% due 08/15/2028 (g)(i)		1,100	1,541
U.S. Treasury Notes
3.125% due 05/15/2021 (i)		800	889
3.625% due 02/15/2021 (i)		100	116

			3,364

Total United States (Cost $93,404)			91,517

SHORT-TERM INSTRUMENTS 6.6%

CERTIFICATES OF DEPOSIT 0.5%
Banco do Brasil S.A.
0.000% due 02/15/2012		$1,100	1,093

REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 10/03/2011		664	664

(Dated 09/30/2011. Collateralized by Freddie Mac 0.780% due 09/08/2014 valued at $680. Repurchase proceeds are $664.)

MEXICO TREASURY BILLS 1.1%
4.350% due 10/13/2011	MXN	34,000	2,449

U.S. TREASURY BILLS 0.4%
0.015% due 11/25/2011 - 02/23/2012 (c)(d)(g)(i)(j)		$845	845

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 4.3%
		939,295	9,405

Total Short-Term Instruments (Cost $14,885)			14,456

Total Investments 107.1% (Cost $233,829)			$231,758

Written Options (k) (0.1%) (Premiums $522)			(139)

Other Assets and Liabilities (Net) (7.0%)			(15,179)

Net Assets 100.0%			$216,440

See Accompanying Notes	Semiannual Report	September 30, 2011	155

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Security becomes interest bearing at a future date.
(e)	Principal amount of security is adjusted for inflation.
(f)	Affiliated to the Fund.
(g)	Securities with an aggregate market value of $940 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $4,146 at a weighted average interest rate of 0.152%. On September 30, 2011, there were no open reverse repurchase agreements.
(i)	Securities with an aggregate market value of $1,120 and cash of $82 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Canada Government 10-Year Bond December Futures	Long	12/2011	21	$45
Euro-Bobl December Futures	Short	12/2011	7	5
Euro-Bund 10-Year Bond December Futures	Long	12/2011	48	29
U.S. Treasury 10-Year Note December Futures	Long	12/2011	25	23
U.S. Treasury 30-Year Bond December Futures	Long	12/2011	7	15
United Kingdom Government 10-Year Gilt December Futures	Long	12/2011	37	121

				$238

(j)	Centrally cleared swap agreements outstanding on September 30, 2011:

Securities with an aggregate market value of $18 and cash of $50 have been pledged as collateral for centrally cleared swaps as of September 30, 2011.

Credit Default Swaps on Credit Indices - Buy Protection (2)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized Appreciation
CDX.IG-15 5-Year Index	1.000%	12/20/2015	$	1,100	$ 12	$4

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	$1,200	$(168)	$(19)

(k)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	CBK	(0.680%	)	12/20/2012	0.180%	$	100	$(1)	$0	$(1)
British Sky Broadcasting Group PLC	BRC	(0.700%	)	12/20/2018	1.241%		800	28	0	28
Burlington Northern Santa Fe LLC	RYL	(0.510%	)	03/20/2018	0.422%		446	(3)	0	(3)
Cleveland Electric Illuminating Co.	RYL	(0.940%	)	06/20/2017	1.757%		637	27	0	27
Computer Sciences Corp.	MYC	(0.620%	)	03/20/2013	1.175%		637	5	0	5
Erac USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.394%		700	(21)	0	(21)
GATX Financial Corp.	RYL	(0.605%	)	03/20/2012	0.822%		637	1	0	1
Health Care REIT, Inc.	BRC	(2.930%	)	06/20/2015	2.631%		400	(5)	0	(5)
International Lease Finance Corp.	BOA	(0.130%	)	03/20/2012	5.688%		200	5	0	5
International Lease Finance Corp.	GST	(5.000%	)	06/20/2013	7.223%		800	26	(38)	64
Lennar Corp.	BPS	(5.000%	)	06/20/2015	5.131%		500	2	(15)	17
Marsh & McLennan Cos., Inc.	BOA	(0.990%	)	09/20/2015	0.740%		638	(6)	0	(6)
Masco Corp.	FBF	(0.907%	)	12/20/2016	5.035%		200	36	0	36
Pearson Dollar Finance PLC	CBK	(0.690%	)	06/20/2018	0.938%		275	4	0	4
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.938%		1,000	(7)	0	(7)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	6.116%		1,000	94	(2)	96
Sealed Air Corp.	FBF	(0.500%	)	09/20/2013	1.683%		200	5	0	5
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.749%		100	1	0	1
Vivendi S.A.	BPS	(1.742%	)	06/20/2013	1.056%		200	(2)	0	(2)

156	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Credit Default Swaps on Corporate Issues - Buy Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Vivendi S.A.	BPS	(1.780%	)	06/20/2013	1.056%	$	100	$(1)	$0	$(1)
Vivendi S.A.	BPS	(1.820%	)	06/20/2013	1.056%		146	(2)	0	(2)
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.790%		100	2	0	2
XL Group PLC	BRC	(0.310%	)	03/20/2012	1.015%		200	1	0	1

								$189	$(55)	$244

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	7.260%	$	300	$(7)	$6	$(13)
Ally Financial, Inc.	DUB	5.000%	09/20/2012	6.856%		200	(3)	4	(7)
Australia Government Bond	DUB	1.000%	09/20/2016	0.973%		1,100	2	17	(15)
Australia Government Bond	DUB	1.000%	12/20/2016	1.002%		200	0	0	0
Australia Government Bond	JPM	1.000%	06/20/2016	0.940%		1,600	5	36	(31)
Australia Government Bond	MYC	1.000%	09/20/2016	0.973%		100	0	1	(1)
Australia Government Bond	MYC	1.000%	12/20/2016	1.002%		200	0	1	(1)
Australia Government Bond	RYL	1.000%	03/20/2016	0.903%		1,200	5	26	(21)
Australia Government Bond	RYL	1.000%	09/20/2016	0.973%		100	0	1	(1)
Australia Government Bond	RYL	1.000%	12/20/2016	1.002%		800	1	2	(1)
Australia Government Bond	UAG	1.000%	09/20/2016	0.973%		600	1	9	(8)
Brazil Government International Bond	BOA	1.000%	12/20/2011	0.734%		200	0	1	(1)
Brazil Government International Bond	DUB	1.000%	12/20/2011	0.734%		900	1	4	(3)
California State General Obligation Bonds, Series 2003	MYC	1.350%	06/20/2016	2.001%		200	(5)	0	(5)
California State General Obligation Bonds, Series 2003	MYC	2.150%	06/20/2021	2.401%		500	(8)	0	(8)
China Government International Bond	CBK	1.000%	03/20/2016	1.877%		700	(26)	7	(33)
China Government International Bond	CBK	1.000%	09/20/2016	1.954%		2,300	(101)	0	(101)
China Government International Bond	DUB	1.000%	12/20/2015	1.832%		200	(7)	4	(11)
China Government International Bond	FBF	1.000%	12/20/2016	1.987%		500	(24)	(20)	(4)
China Government International Bond	GST	1.000%	12/20/2016	1.987%		300	(14)	(11)	(3)
China Government International Bond	HUS	1.000%	12/20/2015	1.832%		1,300	(43)	25	(68)
China Government International Bond	JPM	1.000%	12/20/2016	1.987%		1,400	(66)	(46)	(20)
China Government International Bond	MYC	1.000%	12/20/2016	1.987%		100	(5)	(4)	(1)
China Government International Bond	RYL	1.000%	12/20/2016	1.987%		100	(5)	(5)	0
Connecticut State General Obligation Notes, Series 2007	MYC	1.630%	03/20/2021	1.599%		500	1	0	1
Ensco PLC	FBF	1.000%	03/20/2014	1.056%		500	(1)	(4)	3
France Government Bond	CBK	0.250%	12/20/2016	1.875%		1,000	(77)	(77)	0
France Government Bond	MYC	0.250%	12/20/2015	1.713%		200	(12)	(4)	(8)
France Government Bond	MYC	0.250%	12/20/2016	1.875%		2,200	(170)	(170)	0
France Government Bond	UAG	0.250%	03/20/2016	1.755%		900	(57)	(36)	(21)
Japan Government International Bond	FBF	1.000%	03/20/2016	1.354%		900	(13)	(6)	(7)
Japan Government International Bond	MYC	1.000%	03/20/2016	1.354%		100	(1)	(1)	0
Mexico Government International Bond	BOA	1.000%	12/20/2011	0.713%		1,000	1	5	(4)
Mexico Government International Bond	BRC	1.000%	12/20/2011	0.713%		1,000	1	5	(4)
Russia Government International Bond	BOA	1.000%	12/20/2011	1.696%		1,000	(1)	5	(6)
Russia Government International Bond	CBK	1.000%	12/20/2011	1.696%		600	(1)	2	(3)
Russia Government International Bond	MYC	1.000%	12/20/2011	1.696%		100	0	0	0
U.S. Treasury Notes	RYL	0.250%	06/20/2016	0.481%	EUR	1,000	(14)	(18)	4
U.S. Treasury Notes	SOG	0.250%	03/20/2016	0.464%		700	(8)	(13)	5
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.757%	$	2,700	25	20	5
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.757%		300	3	2	1
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.883%		500	3	6	(3)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.757%		900	8	6	2
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.814%		1,500	12	33	(21)
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.757%		1,600	15	9	6

							$(585)	$(178)	$(407)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MCDX-15 5-Year Index	BOA	1.000%	12/20/2015	$	500	$(15)	$(14)	$(1)
MCDX-15 5-Year Index	CBK	1.000%	12/20/2015		500	(15)	(14)	(1)
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015		800	(24)	(31)	7
MCDX-15 5-Year Index	GST	1.000%	12/20/2015		500	(15)	(13)	(2)

						$(69)	$(72)	$3

See Accompanying Notes	Semiannual Report	September 30, 2011	157

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

Cross-Currency Swaps
Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Floating rate equal to 3-Month JPY-LIBOR less 0.353% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	03/15/2013	JPM	$	4,580	JPY	380,140	$(355)	$3	$(358)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BRC	EUR	500	$11	$0	$11
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RYL		600	13	0	13
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GLM		1,600	48	0	48
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RYL	BRL	1,900	(1)	0	(1)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		3,200	(2)	0	(2)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MYC		14,200	(5)	0	(5)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HUS		11,900	9	9	0
Pay	1-Year BRL-CDI	11.760%	01/02/2012	FBF		5,700	59	60	(1)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	1,000	67	5	62
Pay	3-Month EUR-JPY-TIBOR	0.350%	03/21/2012	BRC	JPY	3,100,000	(5)	(2)	(3)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BPS	$	200	(28)	2	(30)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BRC		1,000	(139)	37	(176)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	GLM		1,500	(208)	44	(252)
Receive	3-Month USD-LIBOR	3.250%	12/21/2021	CBK		2,200	(220)	(30)	(190)
Receive	3-Month USD-LIBOR	3.250%	12/21/2021	HUS		200	(20)	(5)	(15)
Pay	6-Month EUR-EURIBOR	2.000%	09/21/2016	MYC	EUR	13,100	23	(105)	128
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2016	DUB		1,200	79	6	73
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2021	BRC		1,200	66	20	46
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2021	DUB		1,700	93	27	66
Receive	6-Month GBP-LIBOR	2.500%	09/21/2013	GLM	GBP	4,800	(182)	(37)	(145)
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	480,000	273	131	142
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		140,000	80	39	41
Pay	28-Day MXN TIIE	6.590%	12/08/2015	HUS	MXN	8,400	25	3	22
Pay	28-Day MXN TIIE	6.590%	12/08/2015	MYC		13,000	38	(14)	52
Pay	28-Day MXN TIIE	5.800%	06/08/2016	HUS		12,500	3	0	3
Pay	28-Day MXN TIIE	6.750%	06/08/2016	BRC		4,400	14	2	12
Pay	28-Day MXN TIIE	6.750%	06/08/2016	HUS		3,800	12	2	10
Pay	28-Day MXN TIIE	6.750%	06/08/2016	MYC		48,500	156	37	119
Pay	28-Day MXN TIIE	5.600%	09/06/2016	BRC		6,300	(4)	(7)	3
Pay	28-Day MXN TIIE	5.600%	09/06/2016	GLM		3,700	(2)	(4)	2
Pay	28-Day MXN TIIE	6.960%	07/27/2020	BRC		3,200	4	(7)	11
Pay	28-Day MXN TIIE	6.960%	07/27/2020	HUS		4,300	6	(19)	25
Pay	28-Day MXN TIIE	6.650%	06/02/2021	MYC		9,800	(7)	4	(11)

158	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Interest Rate Swaps (Cont.)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE	7.500%	06/02/2021	HUS	$	13,000	$49	$5	$44
Pay	28-Day MXN TIIE	7.500%	06/02/2021	MYC		4,800	18	3	15

							$323	$206	$117

(l)	Written options outstanding on September 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futues	$128.500	10/21/2011	14	$11	$(5)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	8,700	$77	$(6)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		300	2	0
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		15,100	119	(10)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,600	36	(2)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,600	14	(1)
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,600	28	(1)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		2,300	24	(2)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,100	23	(1)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,500	24	(1)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		2,200	21	(1)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,600	29	(1)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,800	11	0

								$408	$(26)

Foreign Currency Options
Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	UAG	$1.370	10/10/2011	EUR	1,200	$16	$(38)
Put - OTC EUR versus USD	UAG	1.320	10/24/2011		1,100	20	(15)

						$36	$(53)

Straddle Options
Description	Counterparty	Exercise Level (7)	Expiration Date	Notional Amount		Premium (7)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GLM	0.000%	10/11/2011	$	1,400	$7	$(5)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		800	4	(3)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	11/14/2011		4,000	44	(42)

						$55	$(50)

(7)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation-Floor Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$500	$6	$(2)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	600	6	(3)

						$12	$(5)

See Accompanying Notes	Semiannual Report	September 30, 2011	159

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

Transactions in written call and put options for the period ended September 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2011	227	$57,600	EUR	9,400	$741
Sales	209	0		16,876	291
Closing Buys	(347)	0		0	(180)
Expirations	0	(4,900)		(23,976)	(299)
Exercised	(75)	0		0	(31)

Balance at 09/30/2011	14	$52,700	EUR	2,300	$522

(m)	Restricted securities as of September 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
FMS Wertmanagement	1.608%	01/20/2014	01/13/2011	$1,600	$1,618	0.75%

(n)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	216	10/2011	BRC	$0	$(1)	$(1)
Sell		216	10/2011	FBL	3	0	3
Sell		153	10/2011	UAG	3	0	3
Sell		216	11/2011	BRC	1	0	1
Buy		376	11/2011	CBK	0	(4)	(4)
Sell		5,119	11/2011	DUB	58	0	58
Buy	BRL	102	11/2011	HUS	0	(10)	(10)
Sell	CAD	298	10/2011	CBK	5	0	5
Buy		321	10/2011	UAG	0	(6)	(6)
Buy		1,165	11/2011	CBK	0	(53)	(53)
Sell		2,122	11/2011	DUB	113	0	113
Sell		39	11/2011	JPM	2	0	2
Sell		3,182	11/2011	RBC	181	0	181
Buy	CNY	263	11/2011	BRC	0	0	0
Buy		1,583	11/2011	CBK	4	0	4
Buy		646	11/2011	JPM	0	0	0
Buy		2,934	06/2012	BRC	0	(8)	(8)
Buy		3,965	06/2012	CBK	0	(5)	(5)
Buy		14,154	06/2012	JPM	0	(22)	(22)
Buy		3,880	06/2012	UAG	0	(4)	(4)
Buy		1,947	02/2013	JPM	0	(7)	(7)
Buy		5,000	08/2013	DUB	0	(21)	(21)
Buy		17,318	08/2013	UAG	0	(50)	(50)
Buy		1,217	04/2014	BRC	0	(11)	(11)
Buy		2,759	04/2014	CBK	0	(24)	(24)
Buy		1,060	04/2014	GST	0	(9)	(9)
Buy		815	04/2014	HUS	0	(7)	(7)
Buy		1,724	04/2014	JPM	0	(15)	(15)
Buy		1,764	04/2014	RYL	0	(15)	(15)
Buy		1,625	04/2014	UAG	0	(14)	(14)
Buy		246	09/2015	BOA	0	(2)	(2)
Buy		2,246	09/2015	BRC	0	(21)	(21)
Buy		9,516	09/2015	CBK	0	(93)	(93)
Buy		2,810	09/2015	JPM	0	(27)	(27)
Buy		246	09/2015	MSC	0	(2)	(2)
Buy	DKK	552	10/2011	DUB	0	(4)	(4)
Buy	EUR	541	10/2011	BRC	0	(5)	(5)
Buy		243	10/2011	CBK	0	(6)	(6)
Sell		3,715	10/2011	CBK	62	0	62
Buy		1,364	10/2011	FBL	0	(9)	(9)
Sell		3,924	10/2011	FBL	222	0	222
Buy		907	10/2011	HUS	0	(8)	(8)
Buy		882	10/2011	JPM	0	(8)	(8)
Buy		536	10/2011	MSC	0	(1)	(1)
Sell		3,924	10/2011	MSC	212	0	212

160	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	453	10/2011	RYL	$0	$(11)	$(11)
Buy		585	10/2011	UAG	0	(6)	(6)
Sell		16,159	12/2011	BRC	719	0	719
Buy		7,855	12/2011	CBK	0	(124)	(124)
Sell		8,793	12/2011	CBK	220	0	220
Sell		13,172	12/2011	FBL	270	0	270
Buy		2,334	12/2011	GST	0	(12)	(12)
Buy		820	12/2011	JPM	0	(26)	(26)
Buy		1,807	12/2011	MSC	0	(44)	(44)
Sell		3,577	12/2011	RBC	170	0	170
Sell		4,390	12/2011	UAG	118	0	118
Sell	GBP	4,044	12/2011	BRC	145	0	145
Sell		413	12/2011	CBK	0	0	0
Sell		2,066	12/2011	JPM	74	0	74
Sell		463	12/2011	RBC	0	(10)	(10)
Sell		1,939	12/2011	UAG	66	0	66
Buy	HKD	1,953	12/2011	DUB	0	0	0
Sell		176	12/2011	DUB	0	0	0
Buy		4,741	12/2011	FBL	0	0	0
Buy		4,987	12/2011	HUS	0	0	0
Buy		2,367	12/2011	MSC	0	0	0
Buy		4,312	12/2011	UAG	0	0	0
Sell	IDR	3,878,600	10/2011	HUS	31	0	31
Buy		527,200	01/2012	BOA	0	(3)	(3)
Buy		270,000	01/2012	DUB	0	(3)	(3)
Buy		277,000	01/2012	HUS	0	(2)	(2)
Buy		131,000	01/2012	UAG	0	(1)	(1)
Buy		2,715,870	07/2012	HUS	0	(21)	(21)
Sell	INR	12,301	07/2012	DUB	12	0	12
Buy		12,103	07/2012	JPM	0	(22)	(22)
Buy	JPY	8,406	10/2011	BRC	0	0	0
Sell		8,406	10/2011	BRC	0	0	0
Buy		356,480	10/2011	CBK	186	0	186
Sell		10,426	10/2011	DUB	1	0	1
Buy		8,253	10/2011	FBL	0	(1)	(1)
Buy		19,093	10/2011	HUS	4	0	4
Buy		61,693	10/2011	JPM	0	(3)	(3)
Sell		202,262	10/2011	JPM	13	0	13
Buy		130,966	10/2011	RYL	9	0	9
Buy	KRW	1,365,389	11/2011	JPM	0	(12)	(12)
Buy		859,215	11/2011	MSC	0	(15)	(15)
Buy		224,986	11/2011	UAG	0	(1)	(1)
Sell	MXN	34,000	10/2011	UAG	412	0	412
Buy		2,439	11/2011	BPS	0	(32)	(32)
Buy		9,957	11/2011	BRC	0	(131)	(131)
Sell		1,891	11/2011	BRC	14	0	14
Buy		5,030	11/2011	CBK	0	(65)	(65)
Sell		7,900	11/2011	CBK	55	0	55
Buy		527	11/2011	DUB	0	(7)	(7)
Buy		8,545	11/2011	HUS	0	(91)	(91)
Sell		90,174	11/2011	HUS	877	0	877
Buy		29,137	11/2011	MSC	0	(392)	(392)
Sell		25,091	11/2011	MSC	329	0	329
Buy		5,600	11/2011	UAG	0	(4)	(4)
Sell		9,415	11/2011	UAG	105	0	105
Sell	MYR	989	04/2012	CBK	17	0	17
Buy		1,004	04/2012	JPM	0	(21)	(21)
Buy	NOK	819	10/2011	GST	0	(12)	(12)
Sell	NZD	8,992	11/2011	DUB	172	0	172
Sell	PHP	26,957	11/2011	BRC	9	0	9
Sell		14,459	11/2011	JPM	5	0	5
Sell		8,467	11/2011	MSC	2	0	2
Buy		89,739	03/2012	CBK	0	(35)	(35)
Sell		39,890	03/2012	CBK	21	0	21
Buy	SGD	320	12/2011	BRC	0	(2)	(2)
Buy		2,282	12/2011	CBK	0	(14)	(14)
Sell		213	12/2011	DUB	9	0	9

See Accompanying Notes	Semiannual Report	September 30, 2011	161

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SGD	348	12/2011	GST	$0	$(5)	$(5)
Buy		1,065	12/2011	HUS	0	(10)	(10)
Buy		300	12/2011	JPM	0	(4)	(4)
Buy		742	12/2011	UAG	0	(18)	(18)
Sell	TWD	8,745	01/2012	BRC	25	0	25
Buy		17,317	01/2012	CBK	0	(37)	(37)
Sell		8,766	01/2012	CBK	13	0	13

					$4,969	$(1,669)	$3,300

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$11,043	$0	$11,043
Mortgage-Backed Securities	0	2,140	0	2,140
Brazil
Corporate Bonds & Notes	0	301	0	301
Canada
Asset-Backed Securities	0	89	0	89
Corporate Bonds & Notes	0	1,227	0	1,227
Sovereign Issues	0	5,148	0	5,148
Cayman Islands
Asset-Backed Securities	0	1,630	0	1,630
Corporate Bonds & Notes	0	1,677	0	1,677
Chile
Corporate Bonds & Notes	0	814	0	814
Denmark
Corporate Bonds & Notes	0	386	0	386
France
Corporate Bonds & Notes	0	10,699	0	10,699
Sovereign Issues	0	1,618	0	1,618
Germany
Corporate Bonds & Notes	0	12,006	0	12,006
Sovereign Issues	0	14,508	0	14,508
India
Corporate Bonds & Notes	0	196	0	196
Ireland
Asset-Backed Securities	0	373	0	373
Mortgage-Backed Securities	0	205	0	205
Italy
Corporate Bonds & Notes	0	987	0	987
Sovereign Issues	0	959	0	959
Japan
Mortgage-Backed Securities	0	248	0	248
Jersey, Channel Islands
Asset-Backed Securities	0	368	0	368
Corporate Bonds & Notes	0	89	0	89
Luxembourg
Corporate Bonds & Notes	0	1,080	0	1,080
Mexico
Sovereign Issues	0	5,126	0	5,126
Netherlands
Asset-Backed Securities	0	0	377	377
Corporate Bonds & Notes	0	6,084	0	6,084
Mortgage-Backed Securities	0	83	0	83
New Zealand
Corporate Bonds & Notes	0	967	0	967
Sovereign Issues	0	7,271	0	7,271
Qatar
Sovereign Issues	0	211	0	211

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Russia
Corporate Bonds & Notes	$0	$893	$0	$893
South Korea
Sovereign Issues	0	352	0	352
Spain
Sovereign Issues	0	2,461	0	2,461
Sweden
Corporate Bonds & Notes	0	559	0	559
United Kingdom
Asset-Backed Securities	0	108	0	108
Corporate Bonds & Notes	0	17,739	0	17,739
Mortgage-Backed Securities	0	2,828	0	2,828
Sovereign Issues	0	12,935	0	12,935
United States
Asset-Backed Securities	0	2,338	0	2,338
Bank Loan Obligations	0	615	0	615
Corporate Bonds & Notes	0	19,821	0	19,821
Mortgage-Backed Securities	0	14,633	266	14,899
Municipal Bonds & Notes	0	9,291	0	9,291
Preferred Securities	37	0	1,296	1,333
U.S. Government Agencies	0	32,979	6,877	39,856
U.S. Treasury Obligations	0	3,364	0	3,364
Short-Term Instruments
Certificates of Deposit	0	1,093	0	1,093
Repurchase Agreements	0	664	0	664
Mexico Treasury Bills	0	2,449	0	2,449
U.S. Treasury Bills	0	845	0	845
PIMCO Short-Term Floating NAV Portfolio	9,405	0	0	9,405
	$9,442	$213,500	$8,816	$231,758

Financial Derivative Instruments (7) - Assets
Credit Contracts	5	321	0	326
Foreign Exchange Contracts	0	4,969	0	4,969
Interest Rate Contracts	238	952	0	1,190
	$243	$6,242	$0	$6,485

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(486)	(1)	(487)
Foreign Exchange Contracts	0	(2,080)	0	(2,080)
Interest Rate Contracts	0	(877)	(58)	(935)
	$0	$(3,443)	$(59)	$(3,502)

Totals	$9,685	$216,299	$8,757	$234,741

162	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2011 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (9)
Investments, at value
Cayman Islands
Asset-Backed Securities	$1,796	$0	$(167)	$7	$8	$(14)	$0	$(1,630)	$0	$0
India
Corporate Bonds & Notes	199	0	0	0	0	(3)	0	(196)	0	0
Netherlands
Asset-Backed Securities	524	0	(137)	2	12	(24)	0	0	377	(23)
Spain
Sovereign Issues	2,686	(2,691)	0	0	0	5	0	0	0	0
United Kingdom
Corporate Bonds & Notes	2,529	0	0	0	0	(680)	0	(1,849)	0	0
United States
Mortgage-Backed Securities	0	271	(3)	1	1	(4)	0	0	266	(4)
Preferred Securities	1,306	0	0	0	0	(10)	0	0	1,296	(10)
U.S. Government Agencies	7,996	0	(1,120)	0	0	1	0	0	6,877	2

	$17,036	$(2,420)	$(1,427)	$10	$21	$(729)	$0	$(3,675)	$8,816	$(35)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(97)	$0	$0	$0	$0	$38	$0	$0	$(59)	$38

Totals	$16,939	$(2,420)	$(1,427)	$10	$21	$(691)	$0	$(3,675)	$8,757	$3

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure: Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$3	$0	$0	$224	$227
Unrealized appreciation on foreign currency contracts	0	0	0	4,969	0	4,969
Unrealized appreciation on OTC swap agreements	0	326	0	0	948	1,274

	$0	$329	$0	$4,969	$1,172	$6,470

Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$0	$0	$0	$3	$3
Written options outstanding	0	0	0	53	86	139
Unrealized depreciation on foreign currency contracts	0	0	0	1,669	0	1,669
Unrealized depreciation on OTC swap agreements	0	486	0	358	831	1,675

	$0	$486	$0	$2,080	$920	$3,486

See Accompanying Notes	Semiannual Report	September 30, 2011	163

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

September 30, 2011 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$0	$(363)	$0	$305	$4,171	$4,113
Net realized gain on foreign currency transactions	0	0	0	1,512	0	1,512

	$0	$(363)	$0	$1,817	$4,171	$5,625

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$0	$(313)	$0	$(493)	$1,637	$831
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	3,575	0	3,575

	$0	$(313)	$0	$3,082	$1,637	$4,406

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $238 and open centrally cleared swap cumulative appreciation/(depreciation) of $(15) as reported in the Notes to Schedule of Investments.

(q)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(11)	$(40)	$(51)
BPS	(63)	0	(63)
BRC	705	(400)	305
CBK	(311)	260	(51)
DUB	486	(550)	(64)
FBF	335	(260)	75
FBL	485	(290)	195
GLM	(349)	260	(89)
GST	(41)	0	(41)
HUS	804	(620)	184
JPM	(432)	420	(12)
MSC	89	(475)	(386)
MYC	(14)	(120)	(134)
RBC	341	(270)	71
RYL	75	(320)	(245)
SOG	79	0	79
UAG	491	(260)	231

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

164	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Notes to Financial Statements

September 30, 2011 (Unaudited)

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares of nine funds (the “Funds”) offered by the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between

Semiannual Report	September 30, 2011	165

Notes to Financial Statements (Cont.)

market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. Investments in privately held investment funds where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced

166	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2011 (Unaudited)

by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed

Semiannual Report	September 30, 2011	167

Notes to Financial Statements (Cont.)

securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2011 are disclosed in the Notes to the Schedules of Investments.

(g) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(h) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(i) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statements of Operations serve as indicators of the volume of financial derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities

168	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2011 (Unaudited)

markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. For a Fund with income linked to inflation, writing inflation-capped options provides additional income and hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. A Fund may write a Futures Option for income purposes or to hedge an existing position or future investment. A Fund may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Interest Rate Swaptions  Certain Funds may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. A foreign currency option will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Straddle Options  Certain Funds may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A short straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The short straddle profits when the underlying security price has little volatility before the expiration date. A long straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The long straddle profits when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered commodities exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or

Semiannual Report	September 30, 2011	169

Notes to Financial Statements (Cont.)

disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Asset Swap Agreements  Asset swaps combine an interest rate swap with a bond and are used to alter the cash flow profile of a bond. Asset swaps can be used to transform the cash flow characteristics of reference assets, so that a Fund can hedge the currency, credit, and interest rate risks to create synthetic investments with more suitable cash flow characteristics. An asset swap involves transactions in which a Fund acquires a bond position and then enters into an interest rate swap which transforms the fixed coupon of the bond into a floating coupon.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2011 for which a Fund is the seller of protection are disclosed in the Notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Certain Funds may enter into cross-currency swap agreements to gain or mitigate exposure on currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with

170	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2011 (Unaudited)

respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6.  PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Semiannual Report	September 30, 2011	171

Notes to Financial Statements (Cont.)

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedules of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the

Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the Act (“Rule 12b-1”) to allow for payment of up to 0.25% per annum of the Class D supervisory and administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D (1)	A, B, C and R Classes
PIMCO Emerging Local Bond Fund	0.45%	0.45%	0.55%	0.45%	0.90%	0.65%
PIMCO Emerging Markets Bond Fund	0.45%	0.38%	0.48%	0.38%	0.80%	0.55%
PIMCO Emerging Markets Corporate Bond Fund	0.85%	0.40%	0.50%	N/A	N/A	N/A
PIMCO Emerging Markets Currency Fund	0.45%	0.40%	0.50%	0.40%	0.80%	0.55%
PIMCO Foreign Bond Fund (Unhedged)	0.25%	0.25%	0.35%	0.25%	0.65%	0.40%	(2)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%	0.25%	0.35%	0.25%	0.65%	0.40%	(2)
PIMCO Global Advantage Strategy Bond Fund	0.40%	0.30%	0.40%	N/A	0.70%	0.45%
PIMCO Global Bond Fund (Unhedged)	0.25%	0.30%	0.40%	0.30%	0.70%	N/A
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	0.25%	0.30%	0.40%	0.30%	N/A	0.40%	(2)

(1)

As described above, the Supervision and Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Supervisory and Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

(2)	Effective May 1, 2011, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.40% per annum.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust is permitted to reimburse the Distributor on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to the Distributor was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2011.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and R Classes of the Trust, the Trust compensates the Distributor or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and R Classes. The Trust paid the Distributor distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

The Distributor also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO

172	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2011 (Unaudited)

Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2011, the Distributor received $9,953,873 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO Emerging Markets Corporate Bond Fund’s Supervisory and Administrative Fees in the Fund’s first fiscal year, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of the Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at September 30, 2011, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO Emerging Markets Corporate Bond Fund	$45

Each unaffiliated Trustee receives an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except, PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2011, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Emerging Local Bond Fund	$125,493	$34,630
PIMCO Emerging Markets Bond Fund	76,053	6,245
PIMCO Emerging Markets Corporate Bond Fund	18,045	14,080
PIMCO Emerging Markets Currency Fund	404,272	46,204
PIMCO Foreign Bond Fund (Unhedged)	84,354	4,342
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	19,708	3,058
PIMCO Global Advantage Strategy Bond Fund	61,193	0
PIMCO Global Bond Fund (Unhedged)	10,428	874
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	393	6,726

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended September 30, 2011 (amounts in thousands):

Fund Name	Market Value 03/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized (Loss)	Change in Unrealized (Depreciation)	Market Value 09/30/2011	Dividend Income
PIMCO Emerging Local Bond Fund	$182,871	$2,603,596	$(1,764,900)	$(184)	$(359)	$1,021,024	$696
PIMCO Emerging Markets Bond Fund	118,344	1,086,903	(570,000)	(100)	(203)	634,944	403
PIMCO Emerging Markets Corporate Bond Fund	3,343	101,522	(76,000)	(6)	(6)	28,853	22
PIMCO Emerging Markets Currency Fund	979,061	3,012,501	(1,893,300)	(56)	(935)	2,097,271	2,101
PIMCO Foreign Bond Fund (Unhedged)	31,796	1,255,334	(1,151,500)	(64)	(17)	135,549	134
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	36,289	1,053,699	(965,200)	(42)	(18)	124,728	99
PIMCO Global Advantage Strategy Bond Fund	256,529	1,081,097	(1,112,000)	(36)	(60)	225,530	397
PIMCO Global Bond Fund (Unhedged)	7,365	370,234	(333,700)	(14)	(6)	43,879	34
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	2,866	71,907	(65,360)	(6)	(2)	9,405	7

Semiannual Report	September 30, 2011	173

Notes to Financial Statements (Cont.)

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2011, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Emerging Local Bond Fund	$93,058	$58,084	$2,734,220	$830,229
PIMCO Emerging Markets Bond Fund	47,652	32,112	565,073	239,330
PIMCO Emerging Markets Corporate Bond Fund	2,845	0	135,006	143,395
PIMCO Emerging Markets Currency Fund	71,885	50,002	1,610,556	991,752
PIMCO Foreign Bond Fund (Unhedged)	870,358	685,417	10,623,888	9,564,939
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	1,014,310	795,664	4,502,292	3,778,720
PIMCO Global Advantage Strategy Bond Fund	1,712,813	1,645,982	9,323,142	8,603,891
PIMCO Global Bond Fund (Unhedged)	290,652	220,263	348,684	137,532
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	64,460	44,877	59,916	34,175

174	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2011 (Unaudited)

11.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Emerging Local Bond Fund				PIMCO Emerging Markets Bond Fund				PIMCO Emerging Markets Corporate Bond Fund
	Six Months Ended 09/30/2011		Year Ended 03/31/2011		Six Months Ended 09/30/2011		Year Ended 03/31/2011		Six Months Ended 09/30/2011		Year Ended 03/31/2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	306,467	$3,350,284	322,050	$3,394,617	104,974	$1,183,896	127,000	$1,411,904	2,250	$25,668	15,695	$179,926
Class P	54,309	594,934	104,858	1,099,796	6,334	71,027	22,664	250,311	446	5,093	1,233	14,139
Administrative Class	3,913	42,894	13,504	142,959	3,007	33,994	2,953	32,871	0	0	0	0
Class D	24,210	265,168	52,259	555,608	8,414	94,695	29,515	328,608	0	0	0	0
Class A	28,225	309,638	44,361	473,178	10,852	122,156	26,893	298,684	0	0	0	0
Class B	0	0	0	0	16	183	179	1,984	0	0	0	0
Class C	7,047	77,265	9,980	107,156	1,821	20,436	7,419	82,573	0	0	0	0
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	10,907	118,597	21,124	223,943	4,531	50,756	6,767	74,715	741	8,367	1,628	18,511
Class P	1,430	15,580	1,951	20,781	451	5,056	418	4,643	0	4	0	2
Administrative Class	399	4,363	1,769	18,715	59	658	87	962	0	0	0	0
Class D	1,733	18,947	4,617	48,944	779	8,736	1,231	13,611	0	0	0	0
Class A	1,192	12,999	2,036	21,619	909	10,186	1,568	17,325	0	0	0	0
Class B	0	0	0	0	29	327	90	996	0	0	0	0
Class C	207	2,255	350	3,718	250	2,802	425	4,684	0	0	0	0
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(55,096)	(592,469)	(140,496)	(1,496,428)	(44,592)	(498,822)	(111,707)	(1,237,636)	(1,651)	(18,679)	(2,030)	(23,043)
Class P	(25,815)	(275,596)	(21,809)	(233,283)	(6,019)	(66,786)	(9,667)	(107,836)	(713)	(8,080)	(38)	(435)
Administrative Class	(5,989)	(65,388)	(21,191)	(224,450)	(1,374)	(15,498)	(2,303)	(25,847)	0	0	0	0
Class D	(29,324)	(314,552)	(23,984)	(252,735)	(8,337)	(93,743)	(20,769)	(231,254)	0	0	0	0
Class A	(12,221)	(132,043)	(14,065)	(148,802)	(9,360)	(104,786)	(17,580)	(194,511)	0	0	0	0
Class B	0	0	0	0	(909)	(10,211)	(1,902)	(20,899)	0	0	0	0
Class C	(1,225)	(13,158)	(1,548)	(16,383)	(1,789)	(20,068)	(4,109)	(45,250)	0	0	0	0
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Net increase resulting from Fund share transactions	310,369	$3,419,718	355,766	$3,738,953	70,046	$794,994	59,172	$660,638	1,073	$12,373	16,488	$189,100

Semiannual Report	September 30, 2011	175

Notes to Financial Statements (Cont.)

	PIMCO Emerging Markets Currency Fund				PIMCO Foreign Bond Fund (Unhedged)				PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2011		Year Ended 03/31/2011		Six Months Ended 09/30/2011		Year Ended 03/31/2011		Six Months Ended 09/30/2011		Year Ended 03/31/2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	191,475	$2,086,441	249,793	$2,566,784	65,853	$731,843	121,177	$1,311,165	76,735	$811,787	101,831	$1,074,581
Class P	4,588	50,368	7,352	77,065	5,947	66,250	7,142	76,147	2,957	31,090	11,961	125,619
Administrative Class	341	3,734	2,788	29,301	101	1,122	321	3,444	115	1,209	751	8,017
Class D	6,174	67,385	20,223	211,749	24,125	269,510	24,135	260,749	3,684	38,850	24,983	265,740
Class A	5,105	55,925	10,504	109,389	10,705	119,580	17,229	184,549	6,290	66,251	17,470	185,089
Class B	0	0	0	0	0	0	0	0	4	40	40	433
Class C	777	8,524	1,362	14,261	1,803	20,080	2,622	28,152	258	2,712	1,360	14,435
Class R	0	0	0	0	0	0	0	0	366	3,854	787	8,350
Issued as reinvestment of distributions
Institutional Class	3,147	34,156	4,902	51,011	2,148	24,005	10,494	110,885	2,468	26,000	7,373	77,311
Class P	25	270	28	295	75	842	162	1,715	144	1,519	177	1,849
Administrative Class	23	252	20	206	17	195	99	1,047	21	223	83	870
Class D	211	2,303	418	4,359	530	5,924	2,066	21,827	323	3,404	1,197	12,537
Class A	115	1,256	274	2,845	315	3,515	1,503	15,874	353	3,716	1,063	11,128
Class B	0	0	0	0	0	0	0	0	2	18	16	163
Class C	13	143	47	488	41	462	292	3,082	32	334	138	1,447
Class R	0	0	0	0	0	0	0	0	17	177	50	527
Cost of shares redeemed
Institutional Class	(28,243)	(301,105)	(116,570)	(1,200,989)	(38,215)	(424,865)	(88,046)	(922,439)	(39,027)	(411,382)	(74,015)	(782,433)
Class P	(4,655)	(50,301)	(4,931)	(50,139)	(1,482)	(16,348)	(5,546)	(60,314)	(2,431)	(25,609)	(4,416)	(47,024)
Administrative Class	(204)	(2,218)	(158)	(1,662)	(136)	(1,512)	(1,339)	(13,660)	(254)	(2,663)	(1,247)	(13,270)
Class D	(7,454)	(80,074)	(13,623)	(140,306)	(9,278)	(103,009)	(14,236)	(149,456)	(5,831)	(61,258)	(18,918)	(200,596)
Class A	(6,041)	(64,289)	(11,284)	(116,428)	(7,389)	(82,435)	(13,170)	(139,325)	(6,424)	(67,728)	(10,398)	(110,181)
Class B	0	0	0	0	0	0	0	0	(192)	(2,014)	(614)	(6,502)
Class C	(958)	(10,347)	(2,989)	(30,850)	(1,148)	(12,722)	(2,957)	(30,929)	(641)	(6,734)	(1,792)	(18,902)
Class R	0	0	0	0	0	0	0	0	(269)	(2,835)	(373)	(3,956)
Net increase (decrease) resulting from Fund share transactions	164,439	$1,802,423	148,156	$1,527,379	54,012	$602,437	61,948	$702,513	38,700	$410,961	57,507	$605,232

176	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2011 (Unaudited)

PIMCO Global Advantage Strategy Bond Fund				PIMCO Global Bond Fund (Unhedged)				PIMCO Global Bond Fund (U.S. Dollar-Hedged)
Six Months Ended 09/30/2011		Year Ended 03/31/2011		Six Months Ended 09/30/2011		Year Ended 03/31/2011		Six Months Ended 09/30/2011		Year Ended 03/31/2011
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

86,685	$1,003,275	104,735	$1,192,056	12,480	$126,713	25,211	$248,571	2,519	$25,076	6,356	$62,876
1,998	23,107	2,852	31,758	11	110	105	1,014	200	1,998	471	4,659
0	0	0	0	4,624	47,393	6,038	60,838	10	103	157	1,574
3,750	43,718	4,247	48,020	4,345	44,485	1,270	12,586	0	0	0	0
3,763	43,887	3,937	44,591	0	0	0	0	1,447	14,544	2,792	27,664
0	0	0	0	0	0	0	0	2	23	19	189
975	11,305	790	8,925	0	0	0	0	211	2,107	621	6,171
165	1,926	239	2,693	0	0	0	0	0	0	0	0

3,530	40,961	12,419	137,685	1,060	10,828	5,128	50,189	162	1,610	728	7,163
25	286	33	369	1	11	0	4	6	63	13	128
0	0	0	0	295	3,011	1,599	15,647	0	6	3	29
89	1,031	473	5,246	40	412	96	934	0	0	0	0
96	1,109	469	5,193	0	0	0	0	37	368	124	1,222
0	0	0	0	0	0	0	0	1	8	6	61
15	176	96	1,066	0	0	0	0	14	135	52	505
4	41	12	128	0	0	0	0	0	0	0	0

(34,043)	(398,091)	(36,086)	(404,959)	(8,335)	(85,166)	(32,413)	(317,410)	(1,205)	(12,040)	(12,896)	(126,663)
(1,224)	(14,174)	(1,705)	(18,971)	(13)	(133)	(21)	(200)	(86)	(853)	(293)	(2,889)
0	0	0	0	(2,639)	(26,859)	(5,706)	(56,490)	(62)	(613)	(82)	(809)
(3,164)	(36,347)	(3,431)	(38,630)	(586)	(5,969)	(749)	(7,367)	0	0	0	0
(1,733)	(20,151)	(3,662)	(40,821)	0	0	0	0	(1,473)	(14,694)	(2,190)	(21,619)
0	0	0	0	0	0	0	0	(46)	(448)	(257)	(2,561)
(290)	(3,352)	(710)	(7,986)	0	0	0	0	(235)	(2,329)	(553)	(5,468)
(13)	(149)	(37)	(419)	0	0	0	0	0	0	0	0

60,628	$698,558	84,671	$965,944	11,283	$114,836	558	$8,316	1,502	$15,064	(4,929)	$(47,768)

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2011, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Semiannual Report	September 30, 2011	177

Notes to Financial Statements (Cont.)

September 30, 2011 (Unaudited)

As of September 30, 2011, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO Emerging Local Bond Fund	$198,396	$(537,407)	$(339,011)
PIMCO Emerging Markets Bond Fund	170,436	(89,373)	81,063
PIMCO Emerging Markets Corporate Bond Fund	1,808	(23,789)	(21,981)
PIMCO Emerging Markets Currency Fund	14,825	(169,580)	(154,755)
PIMCO Foreign Bond Fund (Unhedged)	82,466	(174,176)	(91,710)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	105,925	(139,968)	(34,043)
PIMCO Global Advantage Strategy Bond Fund	86,180	(93,301)	(7,121)
PIMCO Global Bond Fund (Unhedged)	32,864	(51,834)	(18,970)
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	6,980	(9,051)	(2,071)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

14. SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Funds’ financial statements.

178	PIMCO INTERNATIONAL BOND FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBL	Credit Suisse AG	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNY	Chinese Renminbi	JPY	Japanese Yen	SGD	Singapore Dollar
COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht
CZK	Czech Koruna	MXN	Mexican Peso	TRY	Turkish New Lira
DKK	Danish Krone	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EGP	Egyptian Pound	NOK	Norwegian Krone	USD	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	UYU	Uruguayan Peso
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	GTD	Guaranteed	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
AID	Agency International Development	CMBS	Collateralized Mortgage-Backed Security	REIT	Real Estate Investment Trust
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	TIBOR	Tokyo Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDO	Collateralized Debt Obligation	MBS	Mortgage-Backed Security	WIBOR	Warsaw Interbank Offered Rate

Semiannual Report	September 30, 2011	179

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements

Approval of the Amended and Restated Investment Advisory Contract and Amended and Restated Supervision and Administration Agreement for PIMCO Credit Absolute Return Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund, PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2035 Fund, PIMCO Senior Floating Rate Fund, PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund and PIMCO Total Return Fund IV

At a meeting held on August 15-16, 2011, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2012. The Board also considered and approved for an additional one-year term through August 31, 2012, the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2012; and (ii) Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS® TR Strategy Fund and PIMCO Fundamental IndexPLUS® TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2012.

The Board, including all of the independent Trustees, approved the Investment Advisory Contract and Supervision and Administration Agreement (the “New Funds’ Agreements”) on behalf of PIMCO International Fundamental IndexPLUS® TR Strategy Fund, PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2035 Fund, PIMCO Senior Floating Rate Fund, PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund and PIMCO Total Return Fund IV, at a meeting on February 28, 2011, and on behalf of PIMCO Credit Absolute Return Fund and PIMCO Inflation Response Multi-Asset Fund, at a meeting on May 23, 2011 (together with PIMCO International Fundamental IndexPLUS® TR Strategy Fund, PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2035 Fund, PIMCO Senior Floating Rate Fund, PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund and PIMCO Total Return Fund IV, the “New Funds”). At the meeting held on August 15-16, 2011, the Board also considered and approved the Sub-Advisory Agreement (the “RAFI Sub-Advisory Agreement”) with RALLC, on behalf of PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds and, if available, information about the fees charged and services provided to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of the New Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to the New Funds.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 15-16, 2011 meeting. The independent Trustees also met with counsel to the Trust on August 4, 2011 to discuss the materials presented.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the applicable New Funds’ Agreements and the RAFI Sub-Advisory Agreement at the February 28, 2011, May 23, 2011 and August 15-16, 2011 meetings.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and the approval of the New Funds’ Agreements and the RAFI Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address

180	PIMCO INTERNATIONAL BOND FUNDS

(Unaudited)

the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee. The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees considered that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2010, including, but not limited to, undertaking significant technology initiatives; assuming responsibility for certain sub-administration services and decoupling from the Allianz Funds; broadening the PIMCO Retail Oversight (“PRO”) group to include oversight of institutional classes; implementing a quality management system for processes/activities; converting to a prospectus content management system; developing a “Pricing Portal” to streamline and automate certain pricing functions; continuing to implement fair valuation level assignments per FAS 157; planning to outsource net asset value delivery to another service provider to accelerate delivery timing to intermediaries; improving the review of Boston Financial Data Services’ large trade processing; implementing new cost basis reporting; establishing a new Funds’ website; and creating the PIMCO Risk Committee, which is the global risk oversight committee at PIMCO.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board also considered the sub-advisory services to be provided to the PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund under the RAFI Sub-Advisory Agreement. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, RALLC’s principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by RALLC under the Asset Allocation Agreements, Sub-Advisory Agreements and RAFI Sub-Advisory Agreement are likely to benefit the Funds, the New Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3.	Investment Performance

As the New Funds had not yet commenced operations at the time the Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2011 and other performance data, as available, for the period ended June 30, 2011 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2011 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 15-16, 2011 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods. The Board noted that, as of May 31, 2011, the Institutional Class of 76%, 73% and 64% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of

Semiannual Report	September 30, 2011	181

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements  (Cont.)

securities and that differences in performance among classes could principally be attributed to differences in the distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 5 years of performance history, more than 90% outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2011, as indicated in the PIMCO Report. The Board considered that, over periods three years and longer ended May 31, 2011, more than 90% of Funds (based on Institutional Class performance) have outperformed the relative benchmark indexes on a net-of-fees basis. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the supervisory and administrative fee for certain classes for several Funds, as well as historic fee reductions, including the significant supervisory and administrative fee reductions that took effect in May 2011.

The Board considered the intensive nature of managing bond funds, noting that it requires a number of factors, including, varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

The Board considered that PIMCO strives to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also noted that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

With respect to the New Funds, the Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. The Trustees noted that the advisory fees for the Funds were the same or lower than PIMCO separate account fees in 31 out of 44 strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

With respect to the PIMCO Credit Absolute Return Fund and PIMCO Total Return Fund IV, the Board reviewed data comparing the advisory fees to the standard fee rate PIMCO charges to separate accounts and other clients with a similar investment strategy. At the time the Board considered the advisory fees, PIMCO did not manage any separate accounts or other products with investment strategies similar to the PIMCO Inflation Response Multi-Asset Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund, PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2035 Fund, PIMCO Senior Floating Rate Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund, and, thus, no comparative fee information was considered.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above

182	PIMCO INTERNATIONAL BOND FUNDS

(Unaudited)

median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

In connection with the approval of the New Funds’ Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreements. The Board concluded that the New Funds’ proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. With respect to the New Funds, the Board also noted that PIMCO proposed to add the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreements would likely benefit each New Fund and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the New Funds are newly organized, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were similar to the previous year, and within the ranges, but above the median of publicly held investment management companies reported by Lipper and Strategic Insight. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through fee reductions or waivers, the pricing of funds to scale from inception and the enhancement of services provided in return for fees paid. The Trustees also considered that the unified fee has provided inherent economies of scale by maintaining fixed fees even if a particular Fund’s operating costs rise. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been “built” on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. The Board noted that, in general, fee rates for the Funds had been set competitively, had been reduced for some Funds over time, had been held steady for most Funds as assets grew and continued to be competitive compared with peers. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets.

The Board concluded that the Funds’ cost structures and the New Funds’ proposed cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7.	Conclusions

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreements and the Sub-Advisory Agreements, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreements and the RAFI Sub-Advisory Agreement were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund and the fees paid to RALLC by PIMCO under the RAFI Sub-Advisory Agreement, and that the approval of the New Funds’ Agreements and the RAFI Sub-Advisory Agreement was in the best interests of the New Funds and their shareholders.

Semiannual Report	September 30, 2011	183

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

Sign up for e-delivery

To get future prospectuses online and to eliminate mailings, go to: pimco.com/edelivery

pimco.com/investments

PF4008SAR_093011

Semiannual Report

September 30, 2011

Your Global Investment Authority

PIMCO Funds

PIMCO Total Return Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

	Page

Chairman’s Letter	2
Important Information About the PIMCO Total Return Fund	4
Fund Summary	6
Expense Example	8
Benchmark Descriptions	9
Financial Highlights	10
Statement of Assets and Liabilities	14
Statement of Operations	16
Statements of Changes in Net Assets	17
Summary Schedule of Investments	18	*
Notes to Financial Statements	63
Glossary	85
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements	86

* This report includes a summary Schedule of Investments. A complete Schedule of Investments for the PIMCO Total Return Fund may be obtained, without charge, upon request, by contacting a PIMCO Funds representative at (866) 746-2602 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Over the six-month reporting period, a number of events caused heightened investor nervousness and market volatility, which weighed on financial markets globally. In particular, the U.S. Congress flirted with possible default in what turned out to be political theater over the new debt ceiling, and at its end, the U.S. lost its prized AAA credit rating for long-term debt from Standard & Poor’s. In fact, polarization in Washington is high, including the divide in ideologies and in economic vision for the role and efficacy of fiscal policy. Within Europe, mounting concern about debt restructurings in peripheral European countries, amplified by the potential default of Greece and contagion to the rest of the region and to the global banking sector, increased speculation of a possible breakup of the Eurozone. A number of European economies are suffering from a significant loss of competitiveness, high debt loads and negative demographics. And in the Middle East and North Africa, ongoing social unrest and political uncertainty have increased concern over stability in the region.

In sum, these events weighed heavily on global investor sentiment and are clear indicators of significant structural re-alignments—social, political and economic—taking place at once throughout the world. Governments worldwide will be required to work together in a coordinated effort to address these growing issues of economic power and decline. In this fluid market environment being prepared for, and vigilant to, multiple scenarios is crucial to first managing the heightened risks and second in finding attractive investment opportunities throughout the global marketplace.

Included below are highlights of the financial markets during our six-month reporting period:

■

U.S. Treasury yields declined across the yield curve as prices rose during the reporting period due to the flight-to-quality brought on primarily by growing investor concern over the European sovereign debt crisis, a slowing global economy, and the downgrade of the U.S. credit rating by Standard & Poor’s in August. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25% and announced a new “Operation Twist” policy initiative, repeated from 1961, again designed to replace short-term debt with longer-term U.S. Treasuries to try to support the economy by reducing long-term interest rates. The Bank of England held its key lending rate at 0.50%, while the European Central Bank raised its main policy rate to 1.50% during the first part of the period in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 1.92% at the end of the reporting period, or 1.55% lower than on March 31, 2011. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 6.20% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 8.33%. The gains were driven by the rally in longer-term TIPS due to an investor flight-to-quality and slower global growth prospects amid heightened sovereign risk concerns in the U.S. and Europe. Shorter-maturity TIPS, however, sold-off given lower commodity prices in addition to upcoming negative inflation seasonality. Despite strong overall gains, TIPS underperformed their nominal U.S. Treasury counterparts as breakeven inflation levels, also a measure of market inflation expectations, narrowed dramatically for all maturities as the investor flight-to-quality bid favored nominal U.S. Treasury debt over TIPS. Also, investor inflation expectations softened as a direct result of slowing global economic growth.

■

Agency mortgage-backed securities (“MBS”) underperformed like-duration U.S. Treasury securities amid the flight-to-quality and speculation regarding a widespread government induced refinancing program. The Federal Reserve announced that it would continue to

2	PIMCO TOTAL RETURN FUND

re-invest pay-downs (or the principal returned on a security to the investor) on its Agency MBS and Agency debt into Agency MBS, which helped support Agency MBS asset prices. Non-Agency MBS and commercial MBS also underperformed like-duration U.S. Treasury securities due to increased risk aversion and broad market volatility during the reporting period.

■

Municipal Bonds, including both tax-exempt and taxable Build America Bonds (“BABs”), posted positive returns but underperformed like-duration U.S. Treasury securities due to the flight-to-quality rally in U.S. Treasuries during the period. Municipal bond yields declined across the municipal yield curve as default worries eased and technical factors, such as low new issue supply, supported municipal bond prices. Demand for BABs (taxable municipal bonds) was strong as the securities provided attractive risk-adjusted yields versus similarly rated corporate bonds.

■

Emerging market (“EM”) fixed income assets underperformed U.S. Treasury securities due to general risk aversion and increased market volatility related to global factors. EM spread widening was larger in lower quality EM countries, which generally underperformed the broader EM external debt market. In EM local currency instruments, EM currencies depreciated against the U.S. dollar amid a flight to the U.S. dollar’s perceived better safety. The weakness in EM currencies also affected the performance of EM local currency denominated debt.

■

Equity markets worldwide generally posted negative returns due to increased risk aversion and heightened market volatility brought on by global macroeconomic events. U.S. equities, as measured by the S&P 500 Index, declined 13.78% and global equities, as represented by the MSCI World Index, declined 16.22%. Emerging market equities, as measured by the MSCI Emerging Markets Index, declined 23.45% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to the Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-866-746-2602. We also invite you to visit our website at www.pimco.com/investments, or our investment manager’s website at www.pimco.com, to learn more about our views and for expanded market commentary.

Sincerely, Brent R. Harris Chairman of the Board and President, PIMCO Funds November 15, 2011

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2011	3

Important Information About the PIMCO Total Return Fund

This material is authorized for use only when preceded or accompanied by the Fund’s current prospectus.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Fund may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk, short sale risk and convertible securities risk. A complete description of these and other risks is contained in the Fund’s prospectus. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in foreign (non-U.S.) securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On the Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any CDSC that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a Contingent Deferred Sales Charge (“CDSC”), which declines from 3.5% in the first year to 0% after the fifth year for shares purchased after 10/1/04. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund summary page are as of the currently effective prospectus, as supplemented to date. The Cumulative Return chart assumes the initial investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class B, Class C and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance average of funds that are tracked by Lipper that have the same Fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes.

4	PIMCO TOTAL RETURN FUND

As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares. The Class P shares of the Fund were first offered in (4/08). The Administrative Class shares of the Fund were first offered in (9/94). Class D shares of the Fund were first offered in (4/98). The Class A, Class B and Class C shares of the Fund were first offered in (1/97). The Class R shares of the Fund were first offered in (12/02).

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (866) 746-2602, on the Fund’s website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (866) 746-2602 and on the Fund’s website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO advised Funds are distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019, www.pimco.com/investments, (888) 87-PIMCO.

Semiannual Report	September 30, 2011	5

PIMCO Total Return Fund

Cumulative Returns Through September 30, 2011

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Total Return Fund Institutional Class	0.78%	0.96%	7.81%	6.59%	8.26%
PIMCO Total Return Fund Class P	0.73%	0.86%	7.70%	6.48%	8.18%
PIMCO Total Return Fund Administrative Class	0.66%	0.71%	7.54%	6.32%	7.99%
PIMCO Total Return Fund Class D	0.64%	0.67%	7.49%	6.26%	7.95%
PIMCO Total Return Fund Class A	0.58%	0.54%	7.33%	6.10%	7.77%
PIMCO Total Return Fund Class A (adjusted)	-3.19%	-3.23%	6.51%	5.70%	7.56%
PIMCO Total Return Fund Class B	0.20%	-0.22%	6.53%	5.55%	7.54%
PIMCO Total Return Fund Class B (adjusted)	-3.27%	-3.47%	6.46%	5.55%	7.54%
PIMCO Total Return Fund Class C	0.20%	-0.22%	6.53%	5.31%	6.97%
PIMCO Total Return Fund Class C (adjusted)	-0.79%	-1.15%	6.53%	5.31%	6.97%
PIMCO Total Return Fund Class R	0.46%	0.29%	7.07%	5.84%	7.49%
Barclays Capital U.S. Aggregate Index	6.20%	5.26%	6.53%	5.66%	7.35%	**
Lipper Intermediate Investment Grade Debt Funds Average	3.83%	3.76%	5.56%	5.00%	6.72%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.PIMCO.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1% CDSC on Class C shares. The Fund’s total annual operating expense ratios are 0.46% for Institutional Class shares, 0.56% for Class P shares, 0.71% for Administrative Class shares, 0.75% for Class D shares, 0.85% for Class A shares, 1.60% for Class B shares, 1.60% for Class C shares, and 1.10% for Class R shares.

6	PIMCO TOTAL RETURN FUND

Institutional Class - PTTRX	Class P - PTTPX	Administrative Class - PTRAX	Class D - PTTDX
Class A - PTTAX	Class B - PTTBX	Class C - PTTCX	Class R - PTRRX

Allocation Breakdown‡

U.S. Government Agencies	27.0%
Corporate Bonds & Notes	22.8%
Short-Term Instruments	21.9%
U.S. Treasury Obligations	11.3%
Sovereign Issues	7.1%
Other	9.9%

‡	% of Total Investments as of 09/30/11

Portfolio Insights

»

The PIMCO Total Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An underweight to U.S. duration (or sensitivity to changes in market interest rates) for most of the reporting period detracted from returns as the ten-year U.S. Treasury yield fell.

»

An underweight to longer maturities, partially implemented via long-dated interest rate swaps, detracted from returns as the two- to thirty-year portion of the yield curve flattened amid a fall in thirty-year yields; however, holdings of money market futures added to performance, as most contracts increased in price during the reporting period.

»	An underweight to Agency mortgage-backed securities for most of the reporting period added to returns as this sector underperformed like-duration U.S. Treasuries.
»

A modest underweight to the investment grade corporate sector, with an allocation to credit default swaps on a basket of credit entities, was slightly positive for performance as the sector underperformed like-duration U.S. Treasuries.

»	A focus on financials, a subsector within the investment grade corporate sector, detracted from performance as financials underperformed the overall investment grade corporate bond market.

»	Modest exposure to high yield bonds detracted from performance as the Barclays Capital U.S. Corporate High Yield Index underperformed like-duration U.S. Treasuries during the reporting period.

»	Duration exposure in core European countries added to performance as the ten-year German Bund yield fell during the reporting period.

»	Exposure to a basket of currencies, with an emphasis on emerging market currencies, detracted from performance as these currencies depreciated relative to the U.S. dollar during the reporting period.

Semiannual Report	September 30, 2011	7

Expense Example

The following disclosure provides important information regarding the Fund’s Expense Example (“Example” or “Expense Example”). Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held from April 1, 2011 to September 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/11)	Ending Account Value (09/30/11)	Expenses Paid During Period *	Beginning Account Value (04/01/11)	Ending Account Value (09/30/11)	Expenses Paid During Period *	Net Annualized Expense Ratio
Institutional Class	$1,000.00	$1,007.84	$2.31	$1,000.00	$1,022.70	$2.33	0.48%
Class P	1,000.00	1,007.33	2.81	1,000.00	1,022.20	2.83	0.56
Administrative Class	1,000.00	1,006.57	3.56	1,000.00	1,021.45	3.59	0.71
Class D	1,000.00	1,006.37	3.76	1,000.00	1,021.25	3.79	0.75
Class A	1,000.00	1,005.82	4.31	1,000.00	1,020.70	4.34	0.86
Class B	1,000.00	1,002.01	8.06	1,000.00	1,016.95	8.12	1.61
Class C	1,000.00	1,002.02	8.06	1,000.00	1,016.95	8.12	1.61
Class R	1,000.00	1,004.55	5.56	1,000.00	1,019.45	5.60	1.11

* For each class of the Fund, expenses are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

8	PIMCO TOTAL RETURN FUND

Benchmark Descriptions

Index	Descriptions

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index	The MSCI (Morgan Stanley Capital International) Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging market equity performance. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI (Morgan Stanley Capital International) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2011	9

Financial Highlights PIMCO Total Return Fund

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Institutional Class
04/01/2011 - 09/30/2011+	$10.88	$0.17	$(0.08)	$0.09	$(0.18)	$0.00
03/31/2011	11.04	0.33	0.41	0.74	(0.36)	(0.54)
03/31/2010	10.13	0.44	1.09	1.53	(0.51)	(0.11)
03/31/2009	10.91	0.56	(0.28)	0.28	(0.57)	(0.49)
03/31/2008	10.43	0.54	0.55	1.09	(0.54)	(0.07)
03/31/2007	10.33	0.50	0.14	0.64	(0.50)	(0.04)
Class P
04/01/2011 - 09/30/2011+	10.88	0.17	(0.09)	0.08	(0.17)	0.00
03/31/2011	11.04	0.32	0.41	0.73	(0.35)	(0.54)
03/31/2010	10.13	0.39	1.13	1.52	(0.50)	(0.11)
04/30/2008 - 03/31/2009	10.91	0.51	(0.29)	0.22	(0.51)	(0.49)
Administrative Class
04/01/2011 - 09/30/2011+	10.88	0.16	(0.09)	0.07	(0.16)	0.00
03/31/2011	11.04	0.30	0.41	0.71	(0.33)	(0.54)
03/31/2010	10.13	0.41	1.10	1.51	(0.49)	(0.11)
03/31/2009	10.91	0.53	(0.28)	0.25	(0.54)	(0.49)
03/31/2008	10.43	0.52	0.55	1.07	(0.52)	(0.07)
03/31/2007	10.33	0.47	0.14	0.61	(0.47)	(0.04)
Class D
04/01/2011 - 09/30/2011+	10.88	0.15	(0.08)	0.07	(0.16)	0.00
03/31/2011	11.04	0.29	0.42	0.71	(0.33)	(0.54)
03/31/2010	10.13	0.40	1.10	1.50	(0.48)	(0.11)
03/31/2009	10.91	0.53	(0.28)	0.25	(0.54)	(0.49)
03/31/2008	10.43	0.51	0.55	1.06	(0.51)	(0.07)
03/31/2007	10.33	0.47	0.14	0.61	(0.47)	(0.04)

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the supervisory and administrative fee was increased by 0.03% to an annual rate of 0.21%.
(c)	Effective October 1, 2008, the supervisory and administrative fee was increased by 0.03% to an annual rate of 0.31%.

10	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.18)	$10.79	0.78%	$143,036,983	0.46	%*	0.46	%*	3.11	%*	300	%**
(0.90)	10.88	6.86	136,538,305	0.46		0.46		2.92		430	**
(0.62)	11.04	15.49	126,335,186	0.47		0.46		4.07		402
(1.06)	10.13	2.96	87,105,803	0.63	(b)	0.45	(b)	5.37		300
(0.61)	10.91	10.81	77,276,018	0.49		0.43		5.15		226
(0.54)	10.43	6.32	62,902,840	0.43		0.43		4.82		257

(0.17)	10.79	0.73	8,851,406	0.56	*	0.56	*	3.00	*	300	**
(0.89)	10.88	6.75	8,184,067	0.56		0.56		2.83		430	**
(0.61)	11.04	15.38	5,469,785	0.57		0.56		3.62		402
(1.00)	10.13	2.42	286,850	0.77	*(c)	0.55	*(c)	5.47	*	300

(0.16)	10.79	0.66	31,484,370	0.71	*	0.71	*	2.85	*	300	**
(0.87)	10.88	6.59	32,792,128	0.71		0.71		2.67		430	**
(0.60)	11.04	15.20	32,158,676	0.72		0.71		3.85		402
(1.03)	10.13	2.70	24,596,373	0.88	(b)	0.70	(b)	5.10		300
(0.59)	10.91	10.54	25,200,225	0.74		0.68		4.91		226
(0.51)	10.43	6.06	20,721,139	0.68		0.68		4.57		257

(0.16)	10.79	0.64	17,757,108	0.75	*	0.75	*	2.81	*	300	**
(0.87)	10.88	6.55	17,422,193	0.75		0.75		2.63		430	**
(0.59)	11.04	15.16	16,162,579	0.76		0.75		3.69		402
(1.03)	10.13	2.65	8,557,627	0.93		0.75		5.09		300
(0.58)	10.91	10.45	5,619,632	0.81		0.75		4.82		226
(0.51)	10.43	5.98	3,909,295	0.75		0.75		4.50		257

Semiannual Report	September 30, 2011	11

Financial Highlights PIMCO Total Return Fund (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Class A
04/01/2011 - 09/30/2011+	$10.88	$0.15	$(0.08)	$0.07	$(0.16)	$0.00
03/31/2011	11.04	0.28	0.41	0.69	(0.31)	(0.54)
03/31/2010	10.13	0.39	1.10	1.49	(0.47)	(0.11)
03/31/2009	10.91	0.51	(0.28)	0.23	(0.52)	(0.49)
03/31/2008	10.43	0.49	0.55	1.04	(0.49)	(0.07)
03/31/2007	10.33	0.45	0.14	0.59	(0.45)	(0.04)
Class B
04/01/2011 - 09/30/2011+	10.88	0.11	(0.09)	0.02	(0.11)	0.00
03/31/2011	11.04	0.19	0.42	0.61	(0.23)	(0.54)
03/31/2010	10.13	0.32	1.09	1.41	(0.39)	(0.11)
03/31/2009	10.91	0.43	(0.28)	0.15	(0.44)	(0.49)
03/31/2008	10.43	0.42	0.54	0.96	(0.41)	(0.07)
03/31/2007	10.33	0.37	0.14	0.51	(0.37)	(0.04)
Class C
04/01/2011 - 09/30/2011+	10.88	0.11	(0.09)	0.02	(0.11)	0.00
03/31/2011	11.04	0.19	0.42	0.61	(0.23)	(0.54)
03/31/2010	10.13	0.29	1.12	1.41	(0.39)	(0.11)
03/31/2009	10.91	0.44	(0.29)	0.15	(0.44)	(0.49)
03/31/2008	10.43	0.41	0.55	0.96	(0.41)	(0.07)
03/31/2007	10.33	0.37	0.14	0.51	(0.37)	(0.04)
Class R
04/01/2011 - 09/30/2011+	10.88	0.13	(0.08)	0.05	(0.14)	0.00
03/31/2011	11.04	0.25	0.42	0.67	(0.29)	(0.54)
03/31/2010	10.13	0.35	1.11	1.46	(0.44)	(0.11)
03/31/2009	10.91	0.49	(0.28)	0.21	(0.50)	(0.49)
03/31/2008	10.43	0.47	0.55	1.02	(0.47)	(0.07)
03/31/2007	10.33	0.43	0.14	0.57	(0.43)	(0.04)

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective May 1, 2011, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.35%.

12	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.16)	$10.79	0.58%	$26,330,457	0.86	%*(b)	0.86	%*(b)	2.70	%*	300	%**
(0.85)	10.88	6.39	26,070,979	0.90		0.90		2.48		430	**
(0.58)	11.04	14.99	25,941,564	0.91		0.90		3.61		402
(1.01)	10.13	2.49	17,656,880	1.08		0.90		4.92		300
(0.56)	10.91	10.29	13,154,435	0.96		0.90		4.68		226
(0.49)	10.43	5.83	11,824,650	0.90		0.90		4.35		257

(0.11)	10.79	0.20	412,684	1.61	*(b)	1.61	*(b)	1.95	*	300	**
(0.77)	10.88	5.60	540,862	1.65		1.65		1.70		430	**
(0.50)	11.04	14.13	978,692	1.66		1.65		2.97		402
(0.93)	10.13	1.73	965,329	1.83		1.65		4.14		300
(0.48)	10.91	9.48	1,127,848	1.70		1.65		3.95		226
(0.41)	10.43	5.04	1,304,268	1.65		1.65		3.60		257

(0.11)	10.79	0.20	11,379,777	1.61	*(b)	1.61	*(b)	1.95	*	300	**
(0.77)	10.88	5.60	11,717,441	1.65		1.65		1.73		430	**
(0.50)	11.04	14.13	11,103,810	1.66		1.65		2.73		402
(0.93)	10.13	1.72	4,934,686	1.83		1.65		4.19		300
(0.48)	10.91	9.47	2,884,366	1.71		1.65		3.93		226
(0.41)	10.43	5.05	2,456,435	1.65		1.65		3.61		257

(0.14)	10.79	0.46	2,814,807	1.11	*(b)	1.11	*(b)	2.45	*	300	**
(0.83)	10.88	6.13	2,641,023	1.15		1.15		2.24		430	**
(0.55)	11.04	14.71	2,031,285	1.16		1.15		3.29		402
(0.99)	10.13	2.23	1,038,081	1.33		1.15		4.73		300
(0.54)	10.91	10.02	505,431	1.21		1.15		4.43		226
(0.47)	10.43	5.57	336,612	1.15		1.15		4.11		257

Semiannual Report	September 30, 2011	13

Statement of Assets and Liabilities PIMCO Total Return Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$278,059,697
Investments in Affiliates, at value	42,711,073
Repurchase agreements, at value	156,041
Cash	2,379,346
Deposits with counterparty	5,001
Foreign currency, at value	314,615
Receivable for investments sold	8,390,748
Receivable for investments sold on a delayed-delivery basis	11,331
Receivable for cross-currency swap exchanges	298,305
Receivable for Fund shares sold	352,624
Interest and dividends receivable	1,959,713
Dividends receivable from Affiliates	10,269
Variation margin receivable on financial derivative instruments	5,928
OTC swap premiums paid	1,647,110
Unrealized appreciation on foreign currency contracts	1,851,198
Unrealized appreciation on OTC swap agreements	2,209,117
340,362,116
Liabilities:
Payable for reverse repurchase agreements	$11,134,075
Payable for investments purchased	71,947,974
Payable for investments in Affiliates purchased	10,269
Payable for investments purchased on a delayed-delivery basis	2,082,346
Payable for short sales	4,106,281
Deposits from counterparty	619,241
Payable for cross-currency swap exchanges	322,605
Payable for Fund shares redeemed	1,080,920
Dividends payable	77,774
Written options outstanding	810,339
Accrued investment advisory fees	53,697
Accrued supervisory and administrative fees	55,538
Accrued distribution fees	14,877
Accrued servicing fees	9,068
Variation margin payable on financial derivative instruments	143,695
OTC swap premiums received	927,446
Unrealized depreciation on foreign currency contracts	1,893,149
Unrealized depreciation on OTC swap agreements	3,005,186
Other liabilities	44
98,294,524
Net Assets	$242,067,592
Net Assets Consist of:
Paid in capital	$238,913,152
(Overdistributed) net investment income	(732,634)
Accumulated undistributed net realized (loss)	(1,035,228)
Net unrealized appreciation	4,922,302
$242,067,592
Cost of Investments	$274,043,586
Cost of Investments in Affiliates	$42,725,309
Cost of Repurchase Agreements	$156,041
Cost of Foreign Currency Held	$315,885
Proceeds Received on Short Sales	$4,074,291
Premiums Received on Written Options	$1,461,095

14	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

Net Assets:
Institutional Class	$143,036,983
Class P	8,851,406
Administrative Class	31,484,370
Class D	17,757,108
Class A	26,330,457
Class B	412,684
Class C	11,379,777
Class R	2,814,807
Shares Issued and Outstanding:
Institutional Class	13,258,909
Class P	820,485
Administrative Class	2,918,465
Class D	1,646,006
Class A	2,440,718
Class B	38,254
Class C	1,054,856
Class R	260,920
Net Asset Value and Redemption Price* Per Share (Net Asset Value Per Share Outstanding):
Institutional Class	$10.79
Class P	10.79
Administrative Class	10.79
Class D	10.79
Class A	10.79
Class B	10.79
Class C	10.79
Class R	10.79

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

Semiannual Report	September 30, 2011	15

Statement of Operations PIMCO Total Return Fund

Six Months Ended September 30, 2011 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$4,277,249
Dividends	4,353
Dividends from Affiliate investments	63,268
Miscellaneous income	43
Total Income	4,344,913

Expenses:
Investment advisory fees	307,262
Supervisory and administrative fees	319,659
Distribution and/or servicing fees - Administrative Class	41,449
Distribution fees - Class B	1,790
Distribution fees - Class C	44,040
Distribution fees - Class R	3,495
Servicing fees - Class A	33,538
Servicing fees - Class B	597
Servicing fees - Class C	14,680
Servicing fees - Class R	3,495
Trustees’ fees	357
Interest expense	517
Miscellaneous expense	145
Total Expenses	771,024

Net Investment Income	3,573,889

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	4,315,704
Net realized gain on Affiliate investments	100
Net realized (loss) on futures contracts, written options and swaps	(2,755,020)
Net realized (loss) on foreign currency transactions	(799,161)
Net change in unrealized (depreciation) on investments	(3,576,876)
Net change in unrealized (depreciation) on Affiliate investments	(25,170)
Net change in unrealized appreciation on futures contracts, written options and swaps	894,136
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(92,264)
Net (Loss)	(2,038,551)

Net Increase in Net Assets Resulting from Operations	$1,535,338

* Foreign tax withholdings	$153

16	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Total Return Fund

(Amounts in thousands)	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
Increase in Net Assets from:

Operations:
Net investment income	$3,573,889	$6,551,466
Net realized gain	761,523	7,090,015
Net realized gain on Affiliate investments	100	1,219
Net change in unrealized appreciation (depreciation)	(2,775,004)	1,518,757
Net change in unrealized appreciation (depreciation) on Affiliate investments	(25,170)	10,870
Net increase resulting from operations	1,535,338	15,172,327

Distributions to Shareholders:
From net investment income
Institutional Class	(2,297,029)	(4,465,101)
Class P	(134,056)	(221,469)
Administrative Class	(487,274)	(1,008,032)
Class D	(262,269)	(532,777)
Class A	(374,427)	(766,956)
Class B	(4,893)	(15,025)
Class C	(119,953)	(254,485)
Class R	(35,501)	(62,851)
From net realized capital gains
Institutional Class	0	(6,704,372)
Class P	0	(356,662)
Administrative Class	0	(1,633,729)
Class D	0	(900,812)
Class A	0	(1,323,132)
Class B	0	(30,910)
Class C	0	(621,557)
Class R	0	(124,205)

Total Distributions	(3,715,402)	(19,022,075)

Fund Share Transactions:
Net increase resulting from Fund share transactions**	8,340,658	19,575,169

Total Increase in Net Assets	6,160,594	15,725,421

Net Assets:
Beginning of period	235,906,998	220,181,577
End of period*	$242,067,592	$235,906,998

*Including (overdistributed) net investment income of:	$(732,634)	$(591,121)

**	See note 11 in the Notes to Financial Statements.

Semiannual Report	September 30, 2011	17

Summary Schedule of Investments PIMCO Total Return Fund

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
BANK LOAN OBLIGATIONS
Ally Financial, Inc.
6.000% due 06/11/2012	$	23,000	$	22,531	0.0%
Other Bank Loan Obligations (l)				1,334,016	0.6%

Total Bank Loan Obligations (Cost $1,447,834)				1,356,547	0.6%

CORPORATE BONDS & NOTES

BANKING & FINANCE
Ally Financial, Inc.
0.000% - 9.000% due 12/15/2011 - 11/01/2031		2,634,241		2,518,111	1.1%
American International Group, Inc.
8.175% due 5/15/2068		953,836		845,337	0.3%
8.250% due 8/15/2018		811,070		902,320	0.4%
0.000% - 8.625% due 10/18/2011 - 05/22/2068 (s)		26,914,951		3,629,626	1.5%
Citigroup, Inc.
5.500% due 04/11/2013		757,870		780,370	0.3%
0.458% - 8.500% due 01/12/2012 - 07/15/2039		3,118,572		3,259,138	1.3%
Dexia Credit Local S.A.
0.733% due 04/29/2014		732,000		689,900	0.3%
Lloyds TSB Bank PLC
12.000% due 12/29/2049		1,195,450		1,098,198	0.5%
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		809,645		811,795	0.3%
Other Banking & Finance (a)(l)(m)(s)				42,142,585	17.4%

Total Banking & Finance				56,677,380	23.4%

INDUSTRIALS
Total Industrials (a)(e)(l)(m)(s)				11,869,583	4.9%
UTILITIES

Total Utilities (l)(m)				4,538,184	1.9%

Total Corporate Bonds & Notes (Cost $71,663,808)				73,085,147	30.2%

CONVERTIBLE BONDS & NOTES
Total Convertible Bonds & Notes (l) (Cost $196,073)				206,203	0.1%
MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (a)(d)(g)(l)(s) (Cost $9,171,691)				10,425,729	4.3%
U.S. GOVERNMENT AGENCIES
Fannie Mae
3.500% due 03/01/2041		2,249,790		2,315,737	1.0%
4.000% due 12/01/2040		899,366		944,714	0.4%
4.000% due 01/01/2041		887,292		932,011	0.4%
4.000% due 02/01/2041		1,484,159		1,558,951	0.6%
4.000% due 10/01/2041		13,384,853		14,041,522	5.8%
4.500% due 05/01/2041		844,276		897,352	0.4%
4.500% due 10/01/2041		25,807,800		27,392,562	11.3%
5.000% due 09/01/2033		641,278		693,169	0.3%
5.000% due 10/01/2041		5,666,465		6,095,898	2.5%

18	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
5.500% due 05/01/2034	$	781,726	$	854,688	0.4%
0.000% - 1000.000% due 10/01/2011 - 01/25/2048 (b)(c)		20,719,154		22,187,692	9.2%
Freddie Mac
1.000% due 08/20/2014 (j)(m)(n)(o)		2,037,800		2,054,457	0.8%
4.500% due 10/01/2041		2,398,500		2,538,662	1.0%
6.000% due 10/01/2041		747,000		818,549	0.3%
0.000% - 1007.500% due 11/01/2011 - 07/01/2047 (b)(c)		2,352,767		2,500,587	1.0%
Other U.S. Government Agencies (a)(b)(l)				685,320	0.3%

Total U.S. Government Agencies (Cost $85,097,367)				86,511,871	35.7%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Inflation Protected Securities (h)
0.125% due 04/15/2016 (j)		1,386,575		1,432,398	0.6%
0.625% due 07/15/2021 (j)(m)(n)(o)		3,799,251		3,969,921	1.6%
1.750% due 01/15/2028 (j)(m)		1,540,214		1,787,251	0.7%
1.875% due 07/15/2015 (j)		638,880		701,570	0.3%
2.000% due 01/15/2026 (j)(k)(m)(n)		1,118,534		1,331,406	0.6%
2.125% due 02/15/2041 (j)(m)(n)		938,467		1,203,437	0.5%
2.375% due 01/15/2025 (m)		752,213		930,629	0.4%
2.375% due 01/15/2027 (m)		1,038,945		1,301,198	0.5%
2.500% due 01/15/2029 (j)(k)(m)(n)(o)		2,793,865		3,590,552	1.5%
3.875% due 04/15/2029 (o)		652,428		983,025	0.4%
0.500% - 3.625% due 01/15/2015 - 02/15/2040 (j)		1,708,282		2,033,314	0.9%
U.S. Treasury Notes
1.375% due 09/30/2018 (m)		1,164,000		1,159,999	0.5%
1.500% due 08/31/2018		862,288		867,677	0.4%
2.125% due 08/15/2021 (j)(m)		3,629,200		3,700,104	1.5%
2.625% due 08/15/2020		1,348,700		1,446,691	0.6%
2.625% due 11/15/2020 (m)		1,750,900		1,875,379	0.8%
3.500% due 05/15/2020 (m)		670,700		769,157	0.3%
3.625% due 02/15/2021 (m)(o)		4,870,812		5,635,681	2.3%
0.125% - 3.625% due 09/30/2013 - 02/15/2020		856,498		956,756	0.4%
Other U.S. Treasury Obligations (j)(l)				540,982	0.2%

Total U.S. Treasury Obligations (Cost $35,465,305)				36,217,127	15.0%

MORTGAGE-BACKED SECURITIES
Arkle Master Issuer PLC
1.442% due 05/17/2060		801,200		798,486	0.3%
Other Mortgage-Backed Securities (a)(b)(l)(s) (Cost $16,000,691)				15,081,978	6.3%

Total Mortgage-Backed Securities				15,880,464	6.6%

ASSET-BACKED SECURITIES
SLM Student Loan Trust
1.753% due 04/25/2023		1,042,430		1,072,070	0.4%
Other Asset-Backed Securities (a)(l)(s)				2,913,061	1.2%

Total Asset-Backed Securities (Cost $4,053,255)				3,985,131	1.6%

See Accompanying Notes	Semiannual Report	September 30, 2011	19

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)	% OF NET ASSETS
SOVEREIGN ISSUES
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2012	BRL	4,974,276	$	2,633,914	1.1%
10.000% due 01/01/2017		4,063,908		2,031,472	0.8%
10.000% due 01/01/2013 - 01/01/2014		797,127		418,076	0.2%
Canada Government Bond
2.750% due 09/01/2016	CAD	713,900		725,304	0.3%
2.000% - 4.500% due 12/01/2014 - 06/01/2021		1,724,704		1,773,899	0.7%
Canada Housing Trust No. 1
3.800% due 06/15/2021		1,314,400		1,377,711	0.6%
France Government International Bond
3.250% due 10/25/2021	EUR	648,750		917,707	0.4%
Province of Ontario Canada
4.000% due 06/02/2021	CAD	851,100		872,927	0.3%
1.375% - 7.600% due 11/19/2012 - 06/02/2041	$	2,153,900		2,352,517	1.0%
Province of Quebec Canada
4.500% due 12/01/2020	CAD	884,800		938,516	0.4%
Spain Government Bond
4.650% due 07/30/2025	EUR	1,126,200		1,373,409	0.6%
Other Sovereign Issues (h)(l)				7,305,700	3.0%

Total Sovereign Issues (Cost $23,637,944)				22,721,152	9.4%

CONVERTIBLE PREFERRED SECURITIES
Total Convertible Preferred Securities (l) (Cost $16,268)				19,634	0.0%

		SHARES
PREFERRED SECURITIES

BANKING & FINANCE
Ally Financial, Inc.
7.250% - 7.350% due 03/09/2031 - 02/07/2033		4,745,833		95,434	0.1%
Citigroup, Inc.
6.150% due 12/15/2012		1,974,000		15,590	0.0%
Other Preferred Securities (l)				38,104	0.0%

Total Preferred Securities (Cost $173,755)				149,128	0.1%

SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Total Certificates of Deposit (l)				994,286	0.4%

		PRINCIPAL AMOUNT (000s)
COMMERCIAL PAPER
Kells Funding LLC
0.240% - 0.300% due 10/03/2011 - 01/10/2012	$	961,200		960,874	0.4%
Other Commercial Paper (l)				246,591	0.1%

Total Commercial Paper				1,207,465	0.5%

20	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
REPURCHASE AGREEMENTS
Banc of America Securities LLC
0.090% due 10/03/2011 (Dated 09/30/2011. Collateralized by U.S. Treasury Notes 0.250% - 1.375% due 09/15/2014 - 09/30/2018 valued at $110,543. Repurchase proceeds are $108,300.)	$	108,300	$	108,300	0.1%
Barclays Capital, Inc.
0.070% due 10/03/2011 (Dated 09/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 2.125% due 02/15/2041 valued at $1,532. Repurchase proceeds are $1,500.)		1,500		1,500	0.0%
Deutsche Bank Securities, Inc.
0.450% due 10/06/2011 (Dated 09/23/2011. Collateralized by AWAS Aviation Capital Ltd. 7.000% due 10/15/2016 valued at $35,670. Repurchase proceeds are $33,741.)		33,741		33,741	0.0%
Morgan Stanley & Co., Inc.
0.090% due 10/03/2011 (Dated 09/30/2011. Collateralized by U.S. Treasury Notes 2.625% due 11/15/2020 valued at $2,554. Repurchase proceeds are $2,500.)		2,500		2,500	0.0%
UBS Securities LLC
0.080% due 10/03/2011 (Dated 09/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 12/31/2012 valued at $10,208. Repurchase proceeds are $10,000.)		10,000		10,000	0.0%

Total Repurchase Agreements				156,041	0.1%

SHORT-TERM NOTES
Total Short-Term Notes (l)				172,664	0.1%
JAPAN TREASURY BILLS
0.095% due 10/11/2011 - 11/21/2011 (f)	JPY	1,858,610,000		24,095,276	9.9%
MEXICO TREASURY BILLS
Total Mexico Treasury Bills (l)				230,792	0.1%
U.S. TREASURY BILLS
0.021% due 10/20/2011 - 03/29/2012 (f)(j)(k)	$	777,549		777,443	0.3%

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO
PIMCO Short-Term Floating NAV Portfolio (i)		4,265,562,104		42,711,073	17.6%

Total Short-Term Instruments (Cost $69,987,387)				70,345,040	29.0%

PURCHASED OPTIONS (q)
(Cost $13,558)				23,638	0.0%

Total Investments (Cost $316,924,936)			$	320,926,811	132.6%

Written Options (r) (Premiums $1,461,095)				(810,339)	(0.3%)

Other Assets and Liabilities (Net)				(78,048,880)	(32.3%)

Net Assets			$	242,067,592	100.0%

See Accompanying Notes	Semiannual Report	September 30, 2011	21

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains securities in default.
(b)	The grouping contains interest only securities.
(c)	The group contains principal only securities.
(d)	The grouping contains when-issued securities.
(e)	The group contains payment in-kind bond securities.
(f)	Coupon represents a weighted average yield.
(g)	The group contains securities which become interest bearing at a future date.
(h)	The group contains securities in which the principal amount is adjusted for inflation.
(i)	Affiliated to the Fund.
(j)	Securities with an aggregate market value of $2,733,315 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(k)	Securities with an aggregate market value of $507,206 and cash of $5,000 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2011.
(l)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2011.
(m)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $2,034,722 at a weighted average interest rate of -0.039%. On September 30, 2011, securities valued at $11,106,955 were pledged as collateral for reverse repurchase agreements.
(n)	Securities with an aggregate market value of $861,320 and cash of $1 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2012	3,000	$(1,502)
90-Day Euribor December Futures	Long	12/2013	3,000	(298)
90-Day Euribor June Futures	Long	06/2013	3,000	(1,023)
90-Day Euribor June Futures	Long	06/2014	3,000	119
90-Day Euribor March Futures	Long	03/2013	3,000	(1,341)
90-Day Euribor March Futures	Long	03/2014	3,000	(21)
90-Day Euribor September Futures	Long	09/2013	6,000	(1,629)
90-Day Eurodollar December Futures	Long	12/2011	21,854	(736)
90-Day Eurodollar December Futures	Long	12/2012	104,328	81,238
90-Day Eurodollar December Futures	Long	12/2013	19,196	44,372
90-Day Eurodollar June Futures	Long	06/2012	386,549	339,230
90-Day Eurodollar June Futures	Long	06/2013	161,836	190,183
90-Day Eurodollar June Futures	Long	06/2014	9,088	25,296
90-Day Eurodollar March Futures	Long	03/2012	123,524	82,943
90-Day Eurodollar March Futures	Long	03/2013	218,889	233,598
90-Day Eurodollar March Futures	Long	03/2014	19,028	45,006
90-Day Eurodollar September Futures	Long	09/2012	162,508	87,425
90-Day Eurodollar September Futures	Long	09/2013	89,973	107,327
U.S. Treasury 10-Year Note December Futures	Long	12/2011	14,417	9,357
U.S. Treasury 30-Year Bond December Futures	Long	12/2011	9,225	(4,677)

				$1,234,867

22	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

(o)	Centrally Cleared Swap agreements outstanding on September 30, 2011:

Securities with an aggregate market value of $933,125 have been pledged as collateral for centrally cleared swaps as of September 30, 2011.

Interest Rate Swaps
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	08/26/2021	$130,900	$11,406	$798
Pay	3-Month USD-LIBOR	3.250%	12/21/2021	500,000	50,605	3,355
Pay	3-Month USD-LIBOR	3.250%	12/21/2021	1,500,000	151,814	19,999
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	2,413,700	(839,727)	(10,993)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	1,467,000	(510,370)	(78,770)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	471,200	(130,285)	15,787
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	1,031,800	(285,288)	(43,847)

					$(1,551,845)	$(93,671)

(p)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ameren Corp.	FBF	(1.000%	)	06/20/2014	1.200%	$	29,400	$146	$204	$(58)
Avnet, Inc.	DUB	(1.000%	)	09/20/2016	3.211%		1,550	151	28	123
Banco Santander International	BPS	(3.000%	)	03/20/2015	3.045%		17,500	6	141	(135)
Bank of America Corp.	JPM	(1.000%	)	09/20/2014	4.308%		13,200	1,162	809	353
Bank of America Corp.	MYC	(1.000%	)	06/20/2015	4.246%		30,000	3,154	1,907	1,247
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	2.493%		18,000	(585)	0	(585)
Centex Corp.	BRC	(1.000%	)	06/20/2014	3.018%		31,000	1,601	1,524	77
Centex Corp.	DUB	(1.000%	)	12/20/2017	4.060%		2,500	390	(9)	399
Centex Corp.	GST	(1.000%	)	06/20/2014	3.018%		1,500	77	20	57
CenturyLink, Inc.	CBK	(1.000%	)	06/20/2017	3.655%		9,100	1,189	732	457
Citigroup, Inc.	GST	(1.000%	)	09/20/2014	4.352%		14,800	1,365	616	749
Countrywide Financial Corp.	BRC	(1.000%	)	06/20/2016	5.328%		10,000	1,730	1,227	503
Countrywide Financial Corp.	GST	(1.000%	)	06/20/2016	5.328%		9,500	1,643	1,203	440
CRH America, Inc.	CBK	(2.590%	)	09/20/2018	3.278%		10,000	389	0	389
Deluxe Corp.	DUB	(1.000%	)	12/20/2014	2.390%		6,200	264	574	(310)
Domtar Corp.	SOG	(5.000%	)	09/20/2016	2.299%		31,500	(3,982)	(3,957)	(25)
DR Horton, Inc.	BPS	(1.000%	)	03/20/2016	3.468%		10,000	986	783	203
DR Horton, Inc.	BPS	(1.000%	)	06/20/2016	3.567%		6,000	643	440	203
DR Horton, Inc.	DUB	(1.000%	)	03/20/2016	3.468%		3,700	365	374	(9)
DR Horton, Inc.	GST	(1.000%	)	03/20/2014	2.570%		5,000	184	335	(151)
DR Horton, Inc.	GST	(1.000%	)	09/20/2014	2.828%		3,000	154	163	(9)
DR Horton, Inc.	JPM	(1.000%	)	03/20/2015	3.057%		10,000	661	538	123
Enel S.P.A.	BRC	(1.000%	)	12/20/2014	3.253%		6,400	428	194	234
Erac USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.394%		10,000	(293)	789	(1,082)
Fosters Finance Corp.	BRC	(2.140%	)	12/20/2014	0.941%		6,000	(232)	0	(232)
Frontier Communications Corp.	BRC	(5.000%	)	03/20/2013	3.932%		10,000	(170)	(602)	432
GAP, Inc.	BOA	(5.000%	)	06/20/2021	3.556%		27,000	(2,877)	(3,355)	478
GAP, Inc.	FBF	(1.000%	)	06/20/2021	3.556%		5,000	926	858	68
GAP, Inc.	GST	(5.000%	)	06/20/2021	3.556%		8,000	(852)	(940)	88
Goldman Sachs Group, Inc.	BOA	(1.000%	)	06/20/2018	3.276%		4,400	549	233	316
Goldman Sachs Group, Inc.	JPM	(1.000%	)	06/20/2018	3.276%		32,000	3,987	1,723	2,264

See Accompanying Notes	Semiannual Report	September 30, 2011	23

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Hanson Ltd.	BPS	(1.000%	)	03/20/2013	2.005%	$	15,000	$213	$68	$145
Hanson Ltd.	BPS	(1.000%	)	09/20/2016	3.019%		33,000	2,955	1,131	1,824
Hanson Ltd.	BPS	(1.000%	)	09/20/2016	3.093%		20,000	1,852	553	1,299
Hanson Ltd.	BRC	(1.000%	)	09/20/2016	3.093%		20,000	1,852	3,056	(1,204)
Health Management Associates, Inc.	BRC	(1.000%	)	06/20/2016	5.498%		8,000	1,437	656	781
Health Management Associates, Inc.	BRC	(5.000%	)	06/20/2016	5.498%		7,000	126	(801)	927
iStar Financial, Inc.	BRC	(0.400%	)	03/20/2012	15.012%		10,000	639	0	639
iStar Financial, Inc.	MYC	(0.600%	)	12/20/2013	13.796%		10,000	2,032	0	2,032
Jones Group, Inc.	DUB	(1.000%	)	12/20/2014	3.250%		44,710	3,019	1,423	1,596
JPMorgan Chase & Co.	BOA	(1.000%	)	03/20/2015	1.414%		20,000	270	(14)	284
KB Home	BPS	(1.000%	)	06/20/2015	9.526%		5,000	1,236	465	771
KB Home	BRC	(5.000%	)	06/20/2015	9.526%		12,300	1,593	(936)	2,529
KB Home	DUB	(1.000%	)	03/20/2014	8.541%		3,000	483	249	234
KB Home	GST	(1.000%	)	03/20/2014	8.541%		7,000	1,126	329	797
KeySpan Corp.	JPM	(0.450%	)	06/20/2013	0.290%		6,900	(20)	65	(85)
Lennar Corp.	BPS	(5.000%	)	03/20/2013	3.371%		9,000	(226)	(571)	345
Lennar Corp.	BPS	(5.000%	)	09/20/2014	4.647%		22,000	(250)	(1,448)	1,198
Lennar Corp.	BRC	(5.000%	)	06/20/2015	5.131%		11,000	28	(888)	916
Lennar Corp.	DUB	(1.000%	)	03/20/2013	3.371%		6,800	228	262	(34)
Lennar Corp.	DUB	(5.000%	)	06/20/2015	5.131%		5,000	13	(440)	453
Lennar Corp.	GST	(1.000%	)	12/20/2011	2.512%		9,000	28	225	(197)
Lennar Corp.	GST	(1.000%	)	09/20/2014	4.647%		4,500	443	483	(40)
Lennar Corp.	GST	(5.000%	)	06/20/2015	5.131%		4,000	10	(235)	245
Lennar Corp.	GST	(1.000%	)	06/20/2016	5.706%		4,000	733	478	255
Lexmark International, Inc.	CBK	(3.320%	)	06/20/2013	1.382%		5,590	(192)	0	(192)
Lexmark International, Inc.	JPM	(1.190%	)	06/20/2013	1.382%		15,880	45	0	45
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	2.471%		7,600	191	836	(645)
Manpower, Inc.	GST	(2.500%	)	06/20/2013	0.729%	EUR	45,500	(1,893)	(2,684)	791
Marks & Spencer PLC	RYL	(0.950%	)	12/20/2017	2.670%	$	2,200	203	400	(197)
MDC Holdings, Inc.	BOA	(1.000%	)	12/20/2014	3.007%		3,000	181	0	181
MDC Holdings, Inc.	BPS	(1.250%	)	12/20/2014	3.105%		9,000	498	0	498
Office Depot, Inc.	BOA	(5.000%	)	09/20/2013	6.269%		10,000	214	(180)	394
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	6.269%		37,000	790	524	266
Office Depot, Inc.	GST	(5.000%	)	09/20/2013	6.269%		10,000	213	64	149
Office Depot, Inc.	SOG	(5.000%	)	09/20/2013	6.269%		16,000	342	(849)	1,191
Packaging Corp. of America	FBF	(0.940%	)	09/20/2013	0.928%		10,000	(6)	0	(6)
Pactiv Corp.	MYC	(5.000%	)	06/20/2017	7.156%		9,800	889	(677)	1,566
PMI Group, Inc.	JPM	(0.460%	)	09/20/2016	54.425%		9,500	6,561	0	6,561
ProLogis	CBK	(1.000%	)	06/20/2012	1.517%		10,500	35	223	(188)
Pulte Group, Inc.	BPS	(1.000%	)	03/20/2013	4.008%		10,250	434	180	254
Pulte Group, Inc.	BPS	(1.000%	)	03/20/2014	4.847%		35,000	3,056	1,578	1,478
Pulte Group, Inc.	BRC	(5.000%	)	03/20/2014	4.847%		15,400	(82)	(200)	118
Pulte Group, Inc.	BRC	(5.000%	)	03/20/2015	5.509%		9,200	126	39	87
Reed Elsevier Capital, Inc.	BOA	(0.290%	)	06/20/2012	0.314%		5,000	0	0	0
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.683%		12,500	(172)	981	(1,153)
Rexam PLC	RYL	(1.450%	)	06/20/2013	0.683%		4,000	(55)	273	(328)
Rohm and Haas Co.	BOA	(0.700%	)	09/20/2017	0.475%		13,425	(178)	0	(178)
Rohm and Haas Co.	BOA	(1.000%	)	09/20/2017	0.479%		1,500	(45)	(16)	(29)
Rohm and Haas Co.	BPS	(1.000%	)	09/20/2017	0.479%		30,000	(913)	(437)	(476)
Rohm and Haas Co.	BPS	(1.600%	)	09/20/2017	0.475%		4,665	(306)	0	(306)
Rohm and Haas Co.	CBK	(0.540%	)	09/20/2017	0.475%		7,000	(28)	0	(28)
Rohm and Haas Co.	MYC	(1.000%	)	09/20/2017	0.479%		17,000	(517)	(527)	10
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	2.462%		9,000	735	399	336
RPM International, Inc.	BRC	(1.460%	)	03/20/2018	2.462%		2,800	159	0	159

24	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
RPM International, Inc.	GST	(1.000%	)	03/20/2018	2.375%	$	15,000	$1,180	$219	$961
RR Donnelley & Sons Co.	BOA	(5.000%	)	09/20/2016	7.792%		17,300	1,795	(1,598)	3,393
RR Donnelley & Sons Co.	DUB	(1.000%	)	03/20/2012	4.167%		42,000	609	(84)	693
RR Donnelley & Sons Co.	DUB	(1.000%	)	06/20/2014	6.483%		800	105	34	71
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	8.184%		5,400	1,053	0	1,053
RR Donnelley & Sons Co.	GST	(1.000%	)	09/20/2016	7.792%		7,700	1,973	962	1,011
Ryland Group, Inc.	BPS	(5.000%	)	06/20/2020	6.311%		9,000	650	(1,621)	2,271
Seagate Technology HDD Holdings	GST	(1.000%	)	12/20/2011	2.596%		20,800	66	198	(132)
Seagate Technology HDD Holdings	JPM	(2.250%	)	12/20/2011	2.596%		11,100	0	735	(735)
Sealed Air Corp.	BOA	(1.060%	)	09/20/2013	1.683%		9,250	109	517	(408)
Tate & Lyle International Finance PLC	BRC	(1.250%	)	12/20/2014	0.749%		12,000	(197)	0	(197)
Telefonica Emisiones S.A.U.	CBK	(1.000%	)	06/20/2016	3.707%		5,000	552	300	252
Telefonica Emisiones S.A.U.	CBK	(1.000%	)	09/20/2017	3.688%		10,000	1,322	730	592
Toll Brothers Finance Corp.	BOA	(1.000%	)	12/20/2019	3.147%		7,000	993	251	742
Toll Brothers Finance Corp.	BPS	(1.000%	)	06/20/2015	2.193%		10,000	416	262	154
Toll Brothers Finance Corp.	DUB	(1.000%	)	12/20/2019	3.147%		3,000	425	262	163
Toll Brothers Finance Corp.	MYC	(1.390%	)	09/20/2013	1.634%		9,800	41	0	41
Universal Corp.	DUB	(1.000%	)	12/20/2014	1.931%		33,000	938	580	358
UST LLC	BRC	(0.700%	)	03/20/2018	0.421%		24,000	(422)	0	(422)
UST LLC	CBK	(1.000%	)	03/20/2018	0.411%		2,500	(92)	(133)	41
UST LLC	DUB	(1.000%	)	03/20/2018	0.411%		1,500	(55)	(74)	19
VTB Bank OJSC Via VTB Capital S.A.	BRC	(2.150%	)	05/20/2013	3.850%		15,000	284	6,476	(6,192)
Wesfarmers Ltd.	BRC	(2.235%	)	06/20/2013	0.927%		25,000	(580)	373	(953)
Wesfarmers Ltd.	GST	(2.510%	)	06/20/2013	0.927%		23,200	(651)	0	(651)

								$53,778	$18,978	$34,800

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	CBK	1.000%	03/20/2021	4.540%	$	2,000	$(471)	$(173)	$(298)
Alcoa, Inc.	GST	1.000%	03/20/2018	4.269%		12,200	(2,100)	(721)	(1,379)
Alcoa, Inc.	JPM	1.000%	03/20/2018	4.269%		7,900	(1,360)	(445)	(915)
Ally Financial, Inc.	BRC	5.000%	09/20/2012	6.856%		10,000	(153)	(103)	(50)
Ally Financial, Inc.	DUB	5.000%	09/20/2012	6.856%		9,600	(147)	(91)	(56)
American International Group, Inc.	BOA	5.000%	12/20/2011	2.574%		31,000	224	(930)	1,154
American International Group, Inc.	DUB	5.000%	12/20/2011	2.574%		10,500	76	(315)	391
American International Group, Inc.	UAG	5.000%	12/20/2011	2.574%		10,000	72	(700)	772
Australia Government Bond	DUB	1.000%	03/20/2015	0.763%		71,200	602	1,367	(765)
Australia Government Bond	DUB	1.000%	03/20/2016	0.903%		78,800	361	1,773	(1,412)
Australia Government Bond	DUB	1.000%	09/20/2016	0.973%		24,100	40	209	(169)
Australia Government Bond	GST	1.000%	06/20/2016	0.940%		7,400	23	178	(155)

See Accompanying Notes	Semiannual Report	September 30, 2011	25

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	GST	1.000%	09/20/2016	0.973%	$	24,100	$40	$221	$(181)
Australia Government Bond	JPM	1.000%	06/20/2016	0.940%		25,000	78	570	(492)
Australia Government Bond	JPM	1.000%	09/20/2016	0.973%		22,500	37	411	(374)
Australia Government Bond	MYC	1.000%	06/20/2016	0.940%		22,000	68	525	(457)
Australia Government Bond	RYL	1.000%	06/20/2015	0.800%		14,200	109	385	(276)
Australia Government Bond	UAG	1.000%	03/20/2015	0.763%		50,000	422	693	(271)
Australia Government Bond	UAG	1.000%	06/20/2015	0.800%		900	7	24	(17)
Australia Government Bond	UAG	1.000%	09/20/2016	0.973%		8,100	13	148	(135)
Bank of America Corp.	BRC	1.000%	12/20/2011	4.528%		9,100	(68)	(21)	(47)
Bank of America Corp.	JPM	1.000%	09/20/2012	4.591%		900	(31)	(38)	7
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	2.189%		162,200	(6,281)	(2,827)	(3,454)
Berkshire Hathaway Finance Corp.	BOA	1.000%	12/20/2015	2.326%		20,000	(1,031)	(298)	(733)
Berkshire Hathaway Finance Corp.	BPS	1.000%	03/20/2015	2.189%		25,000	(968)	(468)	(500)
Berkshire Hathaway Finance Corp.	BRC	1.012%	09/20/2013	1.847%		20,000	(316)	0	(316)
Berkshire Hathaway Finance Corp.	BRC	1.000%	03/20/2015	2.189%		65,000	(2,517)	(1,169)	(1,348)
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2015	2.189%		25,000	(968)	(434)	(534)
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2016	2.372%		22,400	(1,258)	(253)	(1,005)
Berkshire Hathaway Finance Corp.	CBK	1.000%	06/20/2020	2.675%		4,400	(513)	(184)	(329)
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2014	2.130%		25,000	(860)	(495)	(365)
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	2.189%		65,000	(2,517)	(932)	(1,585)
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2015	2.189%		111,400	(4,314)	(1,718)	(2,596)
Berkshire Hathaway Finance Corp.	GST	1.000%	06/20/2015	2.241%		30,000	(1,293)	(962)	(331)
Berkshire Hathaway Finance Corp.	GST	1.000%	12/20/2015	2.326%		60,000	(3,094)	(1,275)	(1,819)
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2021	2.698%		25,000	(3,126)	(863)	(2,263)
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2015	2.241%		20,000	(862)	(816)	(46)
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2015	2.326%		15,000	(773)	(463)	(310)
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	2.698%		5,900	(737)	(237)	(500)
Berkshire Hathaway Finance Corp.	MYC	1.000%	03/20/2015	2.189%		77,000	(2,982)	(1,445)	(1,537)
Berkshire Hathaway Finance Corp.	UAG	1.000%	03/20/2015	2.189%		3,300	(128)	(60)	(68)

26	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BOA	1.710%	05/20/2013	1.177%	$	15,000	$228	$0	$228
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.786%		34,600	(1,026)	(407)	(619)
Brazil Government International Bond	BOA	1.950%	04/20/2016	1.901%		300	3	0	3
Brazil Government International Bond	BOA	1.000%	06/20/2016	1.931%		25,000	(1,030)	(72)	(958)
Brazil Government International Bond	BOA	1.000%	03/20/2021	2.309%		7,800	(804)	(355)	(449)
Brazil Government International Bond	BOA	1.000%	09/20/2021	2.328%		15,000	(1,630)	(951)	(679)
Brazil Government International Bond	BRC	0.980%	01/20/2012	0.734%		15,000	42	0	42
Brazil Government International Bond	BRC	1.620%	03/20/2013	1.088%		20,900	176	0	176
Brazil Government International Bond	BRC	1.000%	03/20/2015	1.693%		75,000	(1,722)	(1,413)	(309)
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.743%		127,100	(3,346)	(1,967)	(1,379)
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.786%		240,700	(7,134)	(2,853)	(4,281)
Brazil Government International Bond	BRC	1.000%	12/20/2015	1.824%		105,000	(3,452)	(514)	(2,938)
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.880%		64,790	(2,401)	(514)	(1,887)
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.931%		25,000	(1,030)	(60)	(970)
Brazil Government International Bond	BRC	1.000%	09/20/2016	1.976%		25,000	(1,132)	(719)	(413)
Brazil Government International Bond	BRC	1.000%	12/20/2016	2.017%		25,000	(1,232)	(871)	(361)
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.786%		21,000	(623)	(330)	(293)
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.880%		119,600	(4,431)	(943)	(3,488)
Brazil Government International Bond	CBK	1.000%	12/20/2016	2.017%		25,000	(1,232)	(871)	(361)
Brazil Government International Bond	CBK	1.000%	03/20/2021	2.309%		10,100	(1,041)	(448)	(593)
Brazil Government International Bond	DUB	0.980%	01/20/2012	0.734%		7,500	21	0	21
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.743%		61,800	(1,626)	(873)	(753)
Brazil Government International Bond	DUB	1.000%	09/20/2015	1.786%		110,000	(3,261)	(1,220)	(2,041)
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.824%		75,000	(2,466)	(494)	(1,972)
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.931%		100,000	(4,120)	(168)	(3,952)
Brazil Government International Bond	DUB	1.000%	12/20/2016	2.017%		25,000	(1,232)	(883)	(349)
Brazil Government International Bond	DUB	1.000%	06/20/2020	2.275%		50,000	(4,722)	(1,656)	(3,066)
Brazil Government International Bond	FBF	1.000%	09/20/2015	1.786%		70,000	(2,075)	(777)	(1,298)

See Accompanying Notes	Semiannual Report	September 30, 2011	27

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	FBF	2.090%	05/20/2016	1.917%	$	10,000	$155	$0	$155
Brazil Government International Bond	FBF	1.000%	06/20/2020	2.275%		25,000	(2,361)	(789)	(1,572)
Brazil Government International Bond	GST	1.000%	03/20/2015	1.693%		100,000	(2,297)	(1,931)	(366)
Brazil Government International Bond	GST	1.000%	06/20/2015	1.743%		30,800	(811)	(414)	(397)
Brazil Government International Bond	GST	1.000%	09/20/2016	1.976%		47,500	(2,151)	(289)	(1,862)
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.743%		247,900	(6,526)	(3,142)	(3,384)
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.786%		130,500	(3,869)	(1,332)	(2,537)
Brazil Government International Bond	HUS	1.000%	12/20/2015	1.824%		100,000	(3,288)	(756)	(2,532)
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.880%		66,000	(2,445)	(523)	(1,922)
Brazil Government International Bond	HUS	1.000%	06/20/2020	2.275%		110,000	(10,387)	(3,489)	(6,898)
Brazil Government International Bond	JPM	1.000%	03/20/2015	1.693%		25,000	(574)	(506)	(68)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.743%		40,000	(1,053)	(420)	(633)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.786%		107,000	(3,172)	(1,219)	(1,953)
Brazil Government International Bond	JPM	1.000%	06/20/2016	1.931%		50,000	(2,060)	(84)	(1,976)
Brazil Government International Bond	JPM	1.000%	09/20/2016	1.976%		99,000	(4,484)	(1,137)	(3,347)
Brazil Government International Bond	JPM	1.000%	06/20/2020	2.275%		25,000	(2,361)	(789)	(1,572)
Brazil Government International Bond	MYC	1.140%	11/20/2011	0.733%		50,000	244	0	244
Brazil Government International Bond	MYC	1.660%	03/20/2013	1.088%		47,000	423	0	423
Brazil Government International Bond	MYC	1.770%	09/20/2014	1.590%		15,000	88	0	88
Brazil Government International Bond	MYC	1.000%	06/20/2015	1.743%		31,500	(829)	(305)	(524)
Brazil Government International Bond	MYC	1.000%	09/20/2015	1.786%		25,000	(741)	(157)	(584)
Brazil Government International Bond	MYC	1.000%	12/20/2015	1.824%		100,000	(3,288)	(806)	(2,482)
Brazil Government International Bond	MYC	1.000%	03/20/2016	1.880%		75,000	(2,779)	(608)	(2,171)
Brazil Government International Bond	MYC	1.000%	12/20/2016	2.017%		25,000	(1,232)	(883)	(349)
Brazil Government International Bond	MYC	1.520%	01/20/2017	2.030%		6,000	(132)	0	(132)
Brazil Government International Bond	RYL	1.000%	03/20/2015	1.693%		50,000	(1,149)	(989)	(160)
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.786%		27,600	(818)	(261)	(557)
Brazil Government International Bond	UAG	1.000%	03/20/2016	1.880%		50,000	(1,853)	(481)	(1,372)

28	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
California State General Obligation Bonds, Series 2003	BOA	2.530%	03/20/2021	2.392%	$	25,000	$260	$0	$260
California State General Obligation Bonds, Series 2003	CBK	2.100%	03/20/2021	2.392%		20,000	(384)	0	(384)
California State General Obligation Bonds, Series 2003	MYC	2.650%	12/20/2020	2.539%		25,000	178	0	178
California State General Obligation Notes, Series 2005	GST	0.610%	03/20/2018	2.346%		25,000	(2,304)	0	(2,304)
Canada Government Bond	GST	1.000%	03/20/2015	0.465%		10,000	188	243	(55)
Canadian Natural Resources Ltd.	FBF	1.000%	06/20/2017	1.774%		590	(24)	(23)	(1)
Chesapeake Energy Corp.	JPM	5.000%	03/20/2021	4.593%		5,900	171	760	(589)
China Development Bank Corp.	BRC	1.000%	06/20/2016	3.407%		20,000	(2,003)	(97)	(1,906)
China Development Bank Corp.	JPM	1.000%	06/20/2016	3.407%		15,000	(1,502)	(131)	(1,371)
China Development Bank Corp.	MYC	1.000%	06/20/2016	3.407%		50,000	(5,006)	(326)	(4,680)
China Government International Bond	BOA	0.780%	12/20/2014	1.654%		50,000	(1,347)	0	(1,347)
China Government International Bond	BOA	1.000%	06/20/2015	1.755%		126,600	(3,359)	1,811	(5,170)
China Government International Bond	BOA	1.000%	09/20/2015	1.796%		50,000	(1,488)	402	(1,890)
China Government International Bond	BOA	1.000%	12/20/2015	1.832%		25,000	(823)	362	(1,185)
China Government International Bond	BOA	1.000%	03/20/2016	1.877%		50,000	(1,829)	606	(2,435)
China Government International Bond	BPS	1.000%	06/20/2015	1.755%		25,000	(663)	384	(1,047)
China Government International Bond	BPS	1.000%	09/20/2015	1.796%		15,000	(446)	94	(540)
China Government International Bond	BPS	1.000%	03/20/2016	1.877%		42,000	(1,536)	509	(2,045)
China Government International Bond	BPS	1.000%	06/20/2016	1.918%		25,000	(1,006)	238	(1,244)
China Government International Bond	BRC	1.000%	03/20/2015	1.708%		50,000	(1,162)	520	(1,682)
China Government International Bond	BRC	1.000%	06/20/2015	1.755%		50,000	(1,326)	817	(2,143)
China Government International Bond	BRC	1.000%	12/20/2015	1.832%		75,000	(2,468)	1,074	(3,542)
China Government International Bond	BRC	1.000%	03/20/2016	1.877%		73,600	(2,692)	898	(3,590)
China Government International Bond	BRC	1.000%	06/20/2016	1.918%		146,900	(5,909)	1,613	(7,522)
China Government International Bond	BRC	1.000%	09/20/2016	1.954%		35,000	(1,534)	52	(1,586)
China Government International Bond	CBK	1.000%	06/20/2015	1.755%		24,900	(661)	388	(1,049)
China Government International Bond	CBK	1.000%	06/20/2016	1.918%		83,500	(3,359)	1,034	(4,393)

See Accompanying Notes	Semiannual Report	September 30, 2011	29

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
China Government International Bond	CBK	1.000%	09/20/2016	1.954%	$	50,000	$(2,191)	$235	$(2,426)
China Government International Bond	CBK	1.000%	12/20/2016	1.987%		35,000	(1,656)	(618)	(1,038)
China Government International Bond	DUB	1.000%	03/20/2015	1.708%		30,000	(697)	312	(1,009)
China Government International Bond	DUB	1.000%	12/20/2015	1.832%		25,000	(823)	349	(1,172)
China Government International Bond	DUB	1.000%	03/20/2016	1.877%		30,000	(1,097)	364	(1,461)
China Government International Bond	DUB	1.000%	06/20/2016	1.918%		40,200	(1,617)	421	(2,038)
China Government International Bond	DUB	1.000%	09/20/2016	1.954%		55,100	(2,415)	304	(2,719)
China Government International Bond	FBF	1.000%	03/20/2015	1.708%		85,000	(1,977)	410	(2,387)
China Government International Bond	FBF	1.000%	06/20/2015	1.755%		25,000	(663)	136	(799)
China Government International Bond	FBF	1.000%	12/20/2016	1.987%		21,400	(988)	(995)	7
China Government International Bond	GST	1.000%	09/20/2015	1.796%		25,000	(744)	182	(926)
China Government International Bond	GST	1.000%	09/20/2016	1.954%		20,600	(903)	110	(1,013)
China Government International Bond	JPM	1.000%	03/20/2015	1.708%		35,000	(814)	157	(971)
China Government International Bond	JPM	1.000%	06/20/2015	1.755%		60,000	(1,592)	494	(2,086)
China Government International Bond	JPM	1.000%	09/20/2015	1.796%		10,000	(298)	62	(360)
China Government International Bond	JPM	1.000%	12/20/2015	1.832%		25,000	(823)	349	(1,172)
China Government International Bond	JPM	1.000%	03/20/2016	1.877%		50,000	(1,829)	594	(2,423)
China Government International Bond	JPM	1.000%	06/20/2016	1.918%		75,000	(3,017)	765	(3,782)
China Government International Bond	JPM	1.000%	09/20/2016	1.954%		93,500	(4,097)	516	(4,613)
China Government International Bond	JPM	1.000%	12/20/2016	1.987%		49,500	(2,350)	(1,591)	(759)
China Government International Bond	MYC	1.000%	03/20/2015	1.708%		100,000	(2,325)	463	(2,788)
China Government International Bond	MYC	1.000%	12/20/2015	1.832%		50,000	(1,645)	712	(2,357)
China Government International Bond	MYC	1.000%	06/20/2016	1.918%		25,000	(1,005)	276	(1,281)
China Government International Bond	MYC	1.000%	09/20/2016	1.954%		74,300	(3,256)	416	(3,672)
China Government International Bond	MYC	1.000%	12/20/2016	1.987%		30,800	(1,444)	(1,453)	9
China Government International Bond	RYL	1.000%	03/20/2015	1.708%		20,000	(465)	198	(663)
China Government International Bond	RYL	1.000%	06/20/2015	1.755%		104,600	(2,775)	1,382	(4,157)
China Government International Bond	RYL	1.000%	12/20/2015	1.832%		25,000	(823)	362	(1,185)

30	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
China Government International Bond	RYL	1.000%	09/20/2016	1.954%	$	67,200	$(2,945)	$(8)	$(2,937)
China Government International Bond	RYL	1.000%	12/20/2016	1.987%		51,700	(2,459)	(1,971)	(488)
China Government International Bond	UAG	1.000%	03/20/2015	1.708%		25,000	(581)	119	(700)
China Government International Bond	UAG	1.000%	06/20/2015	1.755%		25,000	(663)	396	(1,059)
China Government International Bond	UAG	1.000%	09/20/2015	1.796%		25,000	(744)	219	(963)
China Government International Bond	UAG	1.000%	09/20/2016	1.954%		31,900	(1,397)	(89)	(1,308)
China Government International Bond	UAG	1.000%	12/20/2016	1.987%		46,400	(2,203)	(1,425)	(778)
Citigroup, Inc.	JPM	1.000%	09/20/2012	2.751%		5,300	(87)	(29)	(58)
Dell, Inc.	BRC	1.000%	09/20/2013	0.925%		14,100	25	74	(49)
Dell, Inc.	CBK	1.000%	09/20/2013	0.925%		19,400	36	111	(75)
Dell, Inc.	GST	1.000%	06/20/2018	1.875%		3,800	(199)	(64)	(135)
Egypt Government International Bond	BPS	1.000%	06/20/2016	4.631%		10,000	(1,492)	(1,022)	(470)
Egypt Government International Bond	CBK	1.000%	03/20/2016	4.574%		28,000	(3,932)	(3,261)	(671)
Egypt Government International Bond	DUB	1.000%	03/20/2016	4.574%		5,000	(702)	(686)	(16)
Egypt Government International Bond	DUB	1.000%	06/20/2016	4.631%		30,000	(4,477)	(2,843)	(1,634)
Egypt Government International Bond	MYC	1.000%	03/20/2016	4.574%		70,000	(9,829)	(8,209)	(1,620)
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2014	0.952%		6,000	11	(154)	165
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	1.152%		9,500	(59)	(29)	(30)
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	12/20/2014	0.952%		5,000	9	(185)	194
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	1.152%		5,500	(34)	(42)	8
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	12/20/2014	0.952%		6,000	11	(154)	165
Emirate of Abu Dhabi Government International Bond	GST	1.000%	12/20/2014	0.952%		16,000	31	(453)	484
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	1.152%		2,000	(12)	(17)	5
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2014	0.952%		5,000	9	(185)	194
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2015	1.111%		25,000	(105)	(161)	56

See Accompanying Notes	Semiannual Report	September 30, 2011	31

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	03/20/2016	1.152%	$	5,000	$(31)	$(2)	$(29)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2015	1.111%		25,000	(105)	(161)	56
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	03/20/2016	1.152%		5,000	(31)	(7)	(24)
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	12/20/2014	0.952%		17,000	32	(460)	492
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	1.152%		5,000	(31)	(5)	(26)
Export-Import Bank of China	BPS	1.000%	06/20/2016	2.994%		15,000	(1,259)	(141)	(1,118)
Export-Import Bank of China	BRC	1.000%	06/20/2016	2.994%		30,000	(2,519)	(266)	(2,253)
Export-Import Bank of China	CBK	1.000%	06/20/2016	2.994%		10,000	(840)	(97)	(743)
Export-Import Bank of China	DUB	1.000%	06/20/2016	2.994%		10,000	(839)	(48)	(791)
Export-Import Bank of China	FBF	1.000%	06/20/2016	2.994%		5,000	(420)	(44)	(376)
Export-Import Bank of China	GST	1.000%	06/20/2016	2.994%		20,000	(1,680)	(184)	(1,496)
Export-Import Bank of China	HUS	1.000%	06/20/2016	2.994%		10,000	(840)	(53)	(787)
Export-Import Bank of China	JPM	1.000%	06/20/2016	2.994%		25,000	(2,099)	(193)	(1,906)
Export-Import Bank of China	MYC	1.000%	06/20/2016	2.994%		40,000	(3,359)	(232)	(3,127)
Florida State Board of Education General Obligation Notes, Series 2005	CBK	0.470%	03/20/2018	1.253%		10,000	(423)	0	(423)
France Government Bond	BOA	0.250%	12/20/2015	1.713%		32,100	(1,874)	(872)	(1,002)
France Government Bond	BOA	0.250%	03/20/2016	1.755%		116,200	(7,346)	(4,571)	(2,775)
France Government Bond	BOA	0.250%	09/20/2016	1.825%		15,000	(1,091)	(905)	(186)
France Government Bond	BRC	0.250%	03/20/2016	1.755%		224,000	(14,161)	(8,323)	(5,838)
France Government Bond	BRC	0.250%	09/20/2016	1.825%		35,400	(2,576)	(2,165)	(411)
France Government Bond	CBK	0.250%	06/20/2015	1.645%		79,600	(3,949)	(1,590)	(2,359)
France Government Bond	CBK	0.250%	12/20/2015	1.713%		10,500	(613)	(286)	(327)
France Government Bond	CBK	0.250%	03/20/2016	1.755%		40,000	(2,528)	(1,487)	(1,041)
France Government Bond	CBK	0.250%	06/20/2016	1.792%		120,400	(8,190)	(5,198)	(2,992)
France Government Bond	CBK	0.250%	09/20/2016	1.825%		139,500	(10,149)	(6,474)	(3,675)

32	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
France Government Bond	DUB	0.250%	06/20/2015	1.645%	$	9,900	$(491)	$(182)	$(309)
France Government Bond	DUB	0.250%	12/20/2015	1.713%		150,000	(8,757)	(4,004)	(4,753)
France Government Bond	DUB	0.250%	03/20/2016	1.755%		96,200	(6,082)	(3,894)	(2,188)
France Government Bond	DUB	0.250%	06/20/2016	1.792%		50,000	(3,401)	(1,153)	(2,248)
France Government Bond	GST	0.250%	03/20/2016	1.755%		100,000	(6,322)	(3,719)	(2,603)
France Government Bond	GST	0.250%	09/20/2016	1.825%		113,500	(8,258)	(5,910)	(2,348)
France Government Bond	HUS	0.250%	09/20/2016	1.825%		75,400	(5,486)	(3,715)	(1,771)
France Government Bond	JPM	0.250%	12/20/2015	1.713%		50,000	(2,919)	(1,393)	(1,526)
France Government Bond	JPM	0.250%	03/20/2016	1.755%		50,000	(3,161)	(1,998)	(1,163)
France Government Bond	MYC	0.250%	03/20/2016	1.755%		18,100	(1,144)	(616)	(528)
France Government Bond	MYC	0.250%	06/20/2016	1.792%		90,100	(6,129)	(3,950)	(2,179)
France Government Bond	MYC	0.250%	09/20/2016	1.825%		38,600	(2,809)	(1,823)	(986)
France Government Bond	RYL	0.250%	12/20/2015	1.713%		83,300	(4,863)	(1,778)	(3,085)
France Government Bond	RYL	0.250%	03/20/2016	1.755%		18,900	(1,195)	(635)	(560)
France Government Bond	UAG	0.250%	09/20/2015	1.682%		15,400	(832)	(408)	(424)
France Government Bond	UAG	0.250%	03/20/2016	1.755%		202,300	(12,789)	(8,185)	(4,604)
France Government Bond	UAG	0.250%	09/20/2016	1.825%		143,900	(10,470)	(6,324)	(4,146)
France Telecom S.A.	BRC	1.000%	06/20/2016	1.385%		25,000	(422)	358	(780)
Gazprom Via Gaz Capital S.A.	MYC	0.870%	11/20/2011	2.276%		50,000	65	0	65
General Electric Capital Corp.	BOA	1.000%	03/20/2012	2.043%		100,000	(457)	(2,105)	1,648
General Electric Capital Corp.	BOA	5.000%	06/20/2012	2.044%		25,000	579	332	247
General Electric Capital Corp.	BOA	1.000%	09/20/2013	2.750%		10,000	(331)	54	(385)
General Electric Capital Corp.	BOA	5.000%	06/20/2014	2.878%		120,500	6,801	4,012	2,789
General Electric Capital Corp.	BOA	1.000%	12/20/2014	2.933%		25,000	(1,442)	(1,123)	(319)
General Electric Capital Corp.	BOA	1.000%	12/20/2015	3.003%		76,000	(5,777)	(2,477)	(3,300)
General Electric Capital Corp.	BOA	1.000%	03/20/2016	3.026%		112,900	(9,119)	(1,444)	(7,675)
General Electric Capital Corp.	BOA	1.000%	06/20/2016	3.046%		4,900	(419)	(73)	(346)
General Electric Capital Corp.	BPS	1.000%	03/20/2012	2.043%		25,000	(114)	(498)	384
General Electric Capital Corp.	BPS	1.000%	09/20/2012	2.321%		5,000	(62)	(60)	(2)

See Accompanying Notes	Semiannual Report	September 30, 2011	33

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	BPS	4.700%	12/20/2013	2.882%	$	7,300	$295	$0	$295
General Electric Capital Corp.	BPS	1.000%	12/20/2014	2.933%		34,400	(1,984)	(1,730)	(254)
General Electric Capital Corp.	BPS	1.000%	12/20/2015	3.003%		50,000	(3,801)	(1,903)	(1,898)
General Electric Capital Corp.	BPS	1.000%	03/20/2016	3.026%		25,000	(2,019)	(359)	(1,660)
General Electric Capital Corp.	BRC	5.000%	06/20/2012	2.044%		22,300	516	459	57
General Electric Capital Corp.	BRC	0.640%	12/20/2012	2.549%		33,800	(771)	0	(771)
General Electric Capital Corp.	BRC	1.000%	12/20/2012	2.483%		20,600	(361)	(222)	(139)
General Electric Capital Corp.	BRC	0.910%	03/20/2013	2.673%		50,000	(1,253)	0	(1,253)
General Electric Capital Corp.	BRC	1.580%	03/20/2013	2.673%		25,000	(379)	0	(379)
General Electric Capital Corp.	BRC	1.280%	06/20/2013	2.763%		40,000	(975)	0	(975)
General Electric Capital Corp.	BRC	4.050%	12/20/2013	2.882%		25,000	659	0	659
General Electric Capital Corp.	BRC	4.800%	12/20/2013	2.882%		30,000	1,278	0	1,278
General Electric Capital Corp.	BRC	5.000%	06/20/2014	2.878%		20,000	1,129	560	569
General Electric Capital Corp.	BRC	1.000%	12/20/2014	2.933%		50,000	(2,884)	(2,557)	(327)
General Electric Capital Corp.	BRC	1.000%	12/20/2015	3.003%		35,000	(2,661)	(683)	(1,978)
General Electric Capital Corp.	CBK	1.000%	06/20/2013	2.686%		21,100	(588)	(523)	(65)
General Electric Capital Corp.	CBK	4.000%	12/20/2013	2.882%		17,300	437	0	437
General Electric Capital Corp.	CBK	4.325%	12/20/2013	2.882%		57,300	1,852	0	1,852
General Electric Capital Corp.	CBK	4.800%	12/20/2013	2.882%		50,000	2,130	0	2,130
General Electric Capital Corp.	CBK	4.875%	12/20/2013	2.882%		46,900	2,075	0	2,075
General Electric Capital Corp.	CBK	3.800%	03/20/2014	2.929%		30,000	655	0	655
General Electric Capital Corp.	CBK	3.820%	03/20/2014	2.929%		50,000	1,116	0	1,116
General Electric Capital Corp.	CBK	3.850%	03/20/2014	2.929%		25,900	597	0	597
General Electric Capital Corp.	CBK	3.950%	03/20/2014	2.929%		15,000	381	0	381
General Electric Capital Corp.	CBK	4.000%	03/20/2014	2.929%		50,000	1,331	0	1,331
General Electric Capital Corp.	CBK	5.000%	09/20/2014	2.908%		50,000	3,011	1,187	1,824
General Electric Capital Corp.	CBK	1.000%	12/20/2014	2.933%		25,000	(1,442)	(1,123)	(319)
General Electric Capital Corp.	CBK	1.000%	09/20/2015	2.989%		25,000	(1,789)	(876)	(913)

34	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	CBK	1.000%	03/20/2016	3.026%	$	25,000	$(2,019)	$(190)	$(1,829)
General Electric Capital Corp.	DUB	5.000%	06/20/2013	2.686%		55,000	2,232	1,269	963
General Electric Capital Corp.	DUB	5.000%	09/20/2013	2.750%		30,000	1,342	634	708
General Electric Capital Corp.	DUB	4.300%	12/20/2013	2.882%		24,700	785	0	785
General Electric Capital Corp.	DUB	4.800%	12/20/2013	2.882%		20,000	852	0	852
General Electric Capital Corp.	DUB	4.900%	12/20/2013	2.882%		34,100	1,527	0	1,527
General Electric Capital Corp.	DUB	4.000%	03/20/2014	2.929%		10,000	266	0	266
General Electric Capital Corp.	DUB	4.050%	03/20/2014	2.929%		25,000	695	0	695
General Electric Capital Corp.	DUB	5.000%	06/20/2014	2.878%		49,800	2,811	1,615	1,196
General Electric Capital Corp.	DUB	1.000%	09/20/2015	2.989%		110,000	(7,873)	(4,219)	(3,654)
General Electric Capital Corp.	DUB	1.000%	12/20/2015	3.003%		90,000	(6,842)	(3,099)	(3,743)
General Electric Capital Corp.	DUB	1.000%	03/20/2016	3.026%		37,100	(2,996)	(2,466)	(530)
General Electric Capital Corp.	GST	1.000%	03/20/2012	2.043%		450,000	(2,058)	(9,525)	7,467
General Electric Capital Corp.	GST	1.280%	06/20/2013	2.763%		10,000	(244)	0	(244)
General Electric Capital Corp.	JPM	1.000%	06/20/2012	2.044%		11,800	(85)	(223)	138
General Electric Capital Corp.	JPM	1.000%	03/20/2014	2.842%		10,000	(430)	(263)	(167)
General Electric Capital Corp.	JPM	1.000%	12/20/2014	2.933%		75,000	(4,326)	(3,867)	(459)
General Electric Capital Corp.	JPM	1.000%	09/20/2015	2.989%		15,000	(1,074)	(526)	(548)
General Electric Capital Corp.	JPM	1.000%	12/20/2015	3.003%		125,000	(9,502)	(3,121)	(6,381)
General Electric Capital Corp.	JPM	0.280%	03/20/2016	3.135%		10,000	(1,138)	0	(1,138)
General Electric Capital Corp.	MYC	1.000%	09/20/2013	2.750%		65,000	(2,146)	349	(2,495)
General Electric Capital Corp.	MYC	1.000%	12/20/2014	2.933%		50,000	(2,884)	(2,368)	(516)
General Electric Capital Corp.	MYC	1.000%	09/20/2015	2.989%		85,000	(6,084)	(3,104)	(2,980)
General Electric Capital Corp.	MYC	1.000%	12/20/2015	3.003%		10,000	(760)	(172)	(588)
General Electric Capital Corp.	MYC	1.000%	06/20/2016	3.046%		50,900	(4,351)	(255)	(4,096)
General Electric Capital Corp.	MYC	1.000%	03/20/2017	3.081%		2,900	(285)	(246)	(39)
General Electric Capital Corp.	MYC	1.000%	06/20/2018	3.083%		6,700	(775)	(676)	(99)
General Electric Capital Corp.	UAG	1.000%	03/20/2012	2.043%		100,000	(458)	(2,045)	1,587

See Accompanying Notes	Semiannual Report	September 30, 2011	35

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	UAG	1.000%	12/20/2014	2.933%	$	65,000	$(3,749)	$(3,362)	$(387)
Illinois State General Obligation Bonds, Series 2006	CBK	2.420%	03/20/2021	2.739%		7,500	(136)	0	(136)
Indonesia Government International Bond	BOA	1.000%	09/20/2015	2.721%		15,000	(949)	(435)	(514)
Indonesia Government International Bond	BOA	1.000%	12/20/2015	2.783%		50,000	(3,456)	(660)	(2,796)
Indonesia Government International Bond	BPS	1.000%	09/20/2015	2.721%		35,000	(2,212)	(951)	(1,261)
Indonesia Government International Bond	BPS	1.000%	03/20/2016	2.852%		10,000	(754)	(149)	(605)
Indonesia Government International Bond	BRC	1.000%	09/20/2015	2.721%		45,000	(2,844)	(1,437)	(1,407)
Indonesia Government International Bond	BRC	1.000%	12/20/2015	2.783%		60,000	(4,146)	(891)	(3,255)
Indonesia Government International Bond	BRC	1.000%	03/20/2016	2.852%		10,000	(754)	(149)	(605)
Indonesia Government International Bond	BRC	1.000%	06/20/2021	3.372%		10,000	(1,749)	(671)	(1,078)
Indonesia Government International Bond	CBK	1.000%	09/20/2015	2.721%		12,100	(765)	(274)	(491)
Indonesia Government International Bond	CBK	1.000%	12/20/2015	2.783%		15,000	(1,037)	(218)	(819)
Indonesia Government International Bond	CBK	1.000%	06/20/2016	2.914%		5,000	(409)	(95)	(314)
Indonesia Government International Bond	DUB	1.000%	09/20/2015	2.721%		25,000	(1,580)	(619)	(961)
Indonesia Government International Bond	DUB	1.000%	12/20/2015	2.783%		15,000	(1,037)	(211)	(826)
Indonesia Government International Bond	FBF	1.000%	09/20/2015	2.721%		10,000	(632)	(218)	(414)
Indonesia Government International Bond	FBF	1.000%	12/20/2015	2.783%		20,000	(1,382)	(318)	(1,064)
Indonesia Government International Bond	FBF	1.000%	03/20/2016	2.852%		21,900	(1,653)	(496)	(1,157)
Indonesia Government International Bond	FBF	1.000%	06/20/2021	3.372%		25,000	(4,372)	(1,641)	(2,731)
Indonesia Government International Bond	GST	1.000%	09/20/2015	2.721%		10,000	(632)	(333)	(299)
Indonesia Government International Bond	HUS	1.000%	09/20/2015	2.721%		25,000	(1,581)	(792)	(789)
Indonesia Government International Bond	HUS	1.000%	03/20/2016	2.852%		25,000	(1,887)	(566)	(1,321)
Indonesia Government International Bond	HUS	1.000%	09/20/2016	2.969%		2,000	(176)	(39)	(137)
Indonesia Government International Bond	JPM	1.000%	09/20/2015	2.721%		35,000	(2,213)	(814)	(1,399)
Indonesia Government International Bond	JPM	1.000%	12/20/2015	2.783%		8,700	(601)	(138)	(463)
Indonesia Government International Bond	JPM	1.000%	03/20/2016	2.852%		10,000	(755)	(178)	(577)
Indonesia Government International Bond	JPM	1.000%	06/20/2016	2.914%		12,500	(1,022)	(232)	(790)
Indonesia Government International Bond	JPM	1.000%	09/20/2016	2.969%		5,000	(440)	(79)	(361)

36	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond	JPM	1.000%	06/20/2021	3.372%	$	30,000	$(5,248)	$(2,045)	$(3,203)
Indonesia Government International Bond	MYC	1.000%	09/20/2015	2.721%		25,000	(1,581)	(623)	(958)
Indonesia Government International Bond	MYC	1.000%	12/20/2015	2.783%		30,000	(2,073)	(449)	(1,624)
Indonesia Government International Bond	MYC	1.000%	03/20/2016	2.852%		20,000	(1,510)	(342)	(1,168)
Indonesia Government International Bond	MYC	1.000%	06/20/2021	3.372%		10,000	(1,749)	(649)	(1,100)
Indonesia Government International Bond	RYL	1.310%	12/20/2011	1.915%		44,300	(39)	0	(39)
Indonesia Government International Bond	RYL	1.330%	12/20/2011	1.915%		50,000	(42)	0	(42)
Indonesia Government International Bond	RYL	1.085%	03/20/2012	1.916%		24,270	(86)	0	(86)
Indonesia Government International Bond	RYL	1.000%	09/20/2015	2.721%		65,000	(4,109)	(1,465)	(2,644)
Indonesia Government International Bond	RYL	1.000%	03/20/2016	2.852%		46,900	(3,540)	(1,041)	(2,499)
Indonesia Government International Bond	RYL	1.000%	09/20/2016	2.969%		29,900	(2,629)	(529)	(2,100)
Indonesia Government International Bond	UAG	1.000%	09/20/2016	2.969%		13,600	(1,196)	(215)	(981)
Indonesia Government International Bond	UAG	1.000%	06/20/2021	3.372%		5,000	(875)	(366)	(509)
Japan Government International Bond	BOA	1.000%	03/20/2015	1.208%		69,600	(464)	507	(971)
Japan Government International Bond	BOA	1.000%	06/20/2015	1.247%		46,700	(401)	443	(844)
Japan Government International Bond	BOA	1.000%	09/20/2015	1.282%		125,000	(1,307)	2,043	(3,350)
Japan Government International Bond	BOA	1.000%	12/20/2015	1.312%		56,000	(689)	969	(1,658)
Japan Government International Bond	BOA	1.000%	03/20/2016	1.354%		62,100	(921)	892	(1,813)
Japan Government International Bond	BOA	1.000%	06/20/2016	1.393%		53,300	(924)	583	(1,507)
Japan Government International Bond	BOA	1.000%	09/20/2016	1.428%		25,000	(495)	(85)	(410)
Japan Government International Bond	BOA	1.000%	12/20/2016	1.458%		30,000	(667)	(580)	(87)
Japan Government International Bond	BPS	1.000%	03/20/2016	1.354%		9,900	(147)	72	(219)
Japan Government International Bond	BPS	1.000%	06/20/2016	1.393%		25,000	(433)	261	(694)
Japan Government International Bond	BRC	1.000%	03/20/2015	1.208%		22,000	(146)	210	(356)
Japan Government International Bond	BRC	1.000%	03/20/2016	1.354%		16,000	(237)	196	(433)
Japan Government International Bond	DUB	1.000%	03/20/2015	1.208%		2,300	(15)	18	(33)
Japan Government International Bond	DUB	1.000%	06/20/2015	1.247%		20,000	(171)	177	(348)
Japan Government International Bond	DUB	1.000%	12/20/2015	1.312%		41,700	(513)	786	(1,299)

See Accompanying Notes	Semiannual Report	September 30, 2011	37

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Japan Government International Bond	GST	1.000%	03/20/2015	1.208%	$	180,500	$(1,203)	$1,549	$(2,752)
Japan Government International Bond	GST	1.000%	06/20/2015	1.247%		44,900	(385)	53	(438)
Japan Government International Bond	GST	1.000%	09/20/2015	1.282%		50,000	(523)	806	(1,329)
Japan Government International Bond	GST	1.000%	12/20/2015	1.312%		101,200	(1,245)	1,876	(3,121)
Japan Government International Bond	GST	1.000%	03/20/2016	1.354%		50,000	(741)	391	(1,132)
Japan Government International Bond	GST	1.000%	06/20/2016	1.393%		75,000	(1,300)	486	(1,786)
Japan Government International Bond	GST	1.000%	09/20/2016	1.428%		74,100	(1,469)	(436)	(1,033)
Japan Government International Bond	GST	1.000%	12/20/2016	1.458%		25,000	(556)	(474)	(82)
Japan Government International Bond	JPM	1.000%	09/20/2015	1.282%		75,000	(784)	1,220	(2,004)
Japan Government International Bond	JPM	1.000%	03/20/2016	1.354%		53,800	(797)	446	(1,243)
Japan Government International Bond	MYC	1.000%	06/20/2015	1.247%		25,000	(214)	82	(296)
Japan Government International Bond	MYC	1.000%	12/20/2015	1.312%		25,000	(308)	452	(760)
Japan Government International Bond	MYC	1.000%	03/20/2016	1.354%		25,000	(370)	178	(548)
Japan Government International Bond	MYC	1.000%	06/20/2016	1.393%		177,000	(3,069)	707	(3,776)
Japan Government International Bond	MYC	1.000%	09/20/2016	1.428%		35,000	(694)	(333)	(361)
Japan Government International Bond	MYC	1.000%	12/20/2016	1.458%		75,000	(1,668)	(1,499)	(169)
Japan Government International Bond	RYL	1.000%	06/20/2015	1.247%		30,100	(258)	246	(504)
Japan Government International Bond	RYL	1.000%	12/20/2015	1.312%		50,000	(615)	930	(1,545)
Japan Government International Bond	RYL	1.000%	03/20/2016	1.354%		35,000	(519)	342	(861)
Japan Government International Bond	RYL	1.000%	06/20/2016	1.393%		25,000	(433)	168	(601)
Japan Government International Bond	RYL	1.000%	09/20/2016	1.428%		25,000	(495)	(97)	(398)
Japan Government International Bond	RYL	1.000%	12/20/2016	1.458%		25,000	(556)	(480)	(76)
Japan Government International Bond	UAG	1.000%	06/20/2015	1.247%		35,000	(300)	463	(763)
Japan Government International Bond	UAG	1.000%	12/20/2016	1.458%		25,000	(556)	(474)	(82)
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	3.171%		15,000	(1,337)	(433)	(904)
Kazakhstan Government International Bond	DUB	1.000%	03/20/2016	3.171%		14,300	(1,275)	(433)	(842)
Kazakhstan Government International Bond	HUS	1.000%	09/20/2015	2.970%		25,000	(1,816)	(951)	(865)
Kazakhstan Government International Bond	HUS	1.000%	03/20/2016	3.171%		14,300	(1,274)	(419)	(855)

38	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Kazakhstan Government International Bond	MYC	1.000%	09/20/2015	2.970%	$	25,000	$(1,816)	$(985)	$(831)
Kazakhstan Government International Bond	MYC	1.000%	03/20/2016	3.171%		10,000	(891)	(279)	(612)
Kazakhstan Government International Bond	UAG	1.000%	09/20/2015	2.970%		25,000	(1,816)	(985)	(831)
Kinder Morgan Energy Partners LP	DUB	1.000%	03/20/2018	2.448%		25,000	(2,059)	(978)	(1,081)
Kinder Morgan Energy Partners LP	FBF	1.000%	03/20/2018	2.448%		2,100	(173)	(82)	(91)
Kohl’s Corp.	BPS	1.000%	12/20/2017	1.561%		20,500	(652)	(12)	(640)
Kohl’s Corp.	MYC	1.000%	12/20/2017	1.561%		20,000	(636)	(12)	(624)
Lincoln National Corp.	CBK	1.000%	03/20/2016	4.330%		12,700	(1,631)	(417)	(1,214)
MBIA, Inc.	BOA	5.000%	03/20/2012	27.002%		15,000	(1,405)	(600)	(805)
MBIA, Inc.	CBK	5.000%	03/20/2012	27.002%		79,800	(7,475)	(3,547)	(3,928)
MBIA, Inc.	GST	5.000%	03/20/2012	27.002%		10,000	(937)	(550)	(387)
MBIA, Inc.	UAG	5.000%	03/20/2012	27.002%		7,800	(731)	(332)	(399)
Merrill Lynch & Co., Inc.	BRC	1.000%	09/20/2012	5.102%		7,400	(284)	(236)	(48)
Merrill Lynch & Co., Inc.	DUB	1.000%	03/20/2016	4.706%		40,700	(5,612)	(866)	(4,746)
Merrill Lynch & Co., Inc.	JPM	1.000%	12/20/2011	5.083%		1,400	(12)	(4)	(8)
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2012	5.102%		3,700	(142)	(173)	31
Merrill Lynch & Co., Inc.	UAG	1.000%	06/20/2012	5.085%		8,100	(231)	(210)	(21)
MetLife, Inc.	BOA	1.000%	09/20/2013	2.582%		26,500	(792)	(1,434)	642
MetLife, Inc.	BOA	1.000%	09/20/2015	3.199%		25,000	(1,979)	(1,584)	(395)
MetLife, Inc.	BOA	1.000%	03/20/2016	3.308%		46,200	(4,245)	(707)	(3,538)
MetLife, Inc.	BOA	1.000%	06/20/2016	3.358%		25,000	(2,457)	(414)	(2,043)
MetLife, Inc.	BOA	1.000%	09/20/2020	3.608%		10,000	(1,748)	(1,146)	(602)
MetLife, Inc.	CBK	1.000%	06/20/2016	3.358%		20,000	(1,965)	(475)	(1,490)
MetLife, Inc.	DUB	5.000%	06/20/2012	2.091%		120,000	2,737	4,471	(1,734)
MetLife, Inc.	DUB	1.000%	03/20/2016	3.308%		17,000	(1,563)	(404)	(1,159)
MetLife, Inc.	FBF	1.000%	09/20/2013	2.582%		20,000	(598)	(919)	321
MetLife, Inc.	GST	1.000%	03/20/2015	3.068%		25,000	(1,653)	(1,561)	(92)
MetLife, Inc.	GST	1.000%	12/20/2015	3.252%		27,000	(2,307)	(1,638)	(669)
MetLife, Inc.	GST	1.000%	03/20/2016	3.308%		25,000	(2,297)	(622)	(1,675)
MetLife, Inc.	JPM	1.000%	09/20/2015	3.199%		25,000	(1,979)	(1,694)	(285)
MetLife, Inc.	JPM	1.000%	12/20/2015	3.252%		23,000	(1,964)	(1,415)	(549)
MetLife, Inc.	JPM	1.000%	03/20/2016	3.308%		15,000	(1,378)	(463)	(915)
MetLife, Inc.	SOG	1.000%	09/20/2013	2.582%		21,400	(639)	(1,004)	365
MetLife, Inc.	UAG	1.000%	09/20/2013	2.582%		10,000	(299)	(490)	191
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.786%		19,800	(587)	(280)	(307)
Mexico Government International Bond	BOA	1.000%	03/20/2021	2.300%		11,000	(1,126)	(476)	(650)
Mexico Government International Bond	BRC	1.000%	03/20/2015	1.686%		42,400	(963)	(916)	(47)
Mexico Government International Bond	BRC	1.000%	09/20/2015	1.786%		61,000	(1,808)	(635)	(1,173)
Mexico Government International Bond	BRC	1.000%	12/20/2015	1.827%		50,000	(1,651)	(124)	(1,527)
Mexico Government International Bond	BRC	1.000%	03/20/2016	1.880%		50,000	(1,852)	(414)	(1,438)
Mexico Government International Bond	BRC	1.000%	12/20/2016	2.008%		25,000	(1,222)	(883)	(339)
Mexico Government International Bond	BRC	1.000%	09/20/2021	2.320%		25,000	(2,699)	(1,986)	(713)
Mexico Government International Bond	CBK	1.000%	09/20/2015	1.786%		91,800	(2,721)	(808)	(1,913)

See Accompanying Notes	Semiannual Report	September 30, 2011	39

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond	CBK	1.000%	03/20/2016	1.880%	$	226,000	$(8,372)	$(1,953)	$(6,419)
Mexico Government International Bond	CBK	1.000%	06/20/2016	1.928%		50,000	(2,053)	(48)	(2,005)
Mexico Government International Bond	CBK	1.000%	09/20/2016	1.970%		25,000	(1,125)	(707)	(418)
Mexico Government International Bond	CBK	1.000%	12/20/2016	2.008%		25,000	(1,221)	(871)	(350)
Mexico Government International Bond	CBK	1.000%	03/20/2021	2.300%		22,700	(2,323)	(964)	(1,359)
Mexico Government International Bond	DUB	1.000%	09/20/2015	1.786%		9,400	(279)	(118)	(161)
Mexico Government International Bond	DUB	1.000%	12/20/2015	1.827%		50,000	(1,651)	(456)	(1,195)
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.880%		150,000	(5,556)	(1,182)	(4,374)
Mexico Government International Bond	DUB	1.000%	12/20/2016	2.008%		25,000	(1,221)	(871)	(350)
Mexico Government International Bond	DUB	1.000%	03/20/2021	2.300%		50,000	(5,118)	(1,774)	(3,344)
Mexico Government International Bond	FBF	1.000%	09/20/2015	1.786%		25,000	(741)	(217)	(524)
Mexico Government International Bond	GST	1.000%	09/20/2016	1.970%		54,400	(2,448)	(485)	(1,963)
Mexico Government International Bond	HUS	1.000%	03/20/2015	1.686%		22,300	(506)	(471)	(35)
Mexico Government International Bond	HUS	1.000%	12/20/2015	1.827%		50,000	(1,651)	(480)	(1,171)
Mexico Government International Bond	HUS	1.000%	03/20/2016	1.880%		10,000	(371)	(44)	(327)
Mexico Government International Bond	HUS	1.000%	03/20/2021	2.300%		25,000	(2,558)	(1,148)	(1,410)
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.882%		6,950	(282)	0	(282)
Mexico Government International Bond	JPM	1.000%	09/20/2016	1.970%		10,000	(450)	(46)	(404)
Mexico Government International Bond	JPM	1.000%	12/20/2016	2.008%		25,000	(1,222)	(889)	(333)
Mexico Government International Bond	MYC	1.000%	12/20/2015	1.827%		25,000	(825)	(356)	(469)
Mexico Government International Bond	MYC	1.000%	09/20/2016	1.970%		63,900	(2,876)	(506)	(2,370)
Mexico Government International Bond	RYL	1.000%	03/20/2015	1.686%		25,000	(568)	(529)	(39)
Mexico Government International Bond	RYL	1.000%	09/20/2016	1.970%		5,000	(225)	(139)	(86)
Mexico Government International Bond	UAG	1.000%	09/20/2015	1.786%		19,100	(566)	(270)	(296)
Mexico Government International Bond	UAG	1.000%	09/20/2016	1.970%		17,900	(806)	(79)	(727)
Morgan Stanley	BPS	1.000%	03/20/2012	5.414%		18,000	(365)	84	(449)
Morgan Stanley	BRC	1.000%	09/20/2012	5.429%		12,400	(513)	(227)	(286)
Morgan Stanley	BRC	1.000%	03/20/2016	4.947%		15,000	(2,180)	(323)	(1,857)
Morgan Stanley	CBK	1.000%	09/20/2012	5.429%		4,100	(170)	(60)	(110)
Morgan Stanley	DUB	1.000%	03/20/2016	4.947%		35,000	(5,086)	(753)	(4,333)
Morgan Stanley	JPM	1.000%	09/20/2012	5.429%		27,100	(1,121)	(597)	(524)
Morgan Stanley	UAG	1.000%	09/20/2012	5.429%		6,900	(286)	(115)	(171)

40	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Nordstrom, Inc.	BOA	1.000%	06/20/2018	1.500%	$	23,000	$(698)	$(316)	$(382)
Nordstrom, Inc.	BPS	1.000%	06/20/2018	1.500%		20,000	(607)	(275)	(332)
Nucor Corp.	BPS	1.000%	06/20/2018	1.586%		13,000	(461)	25	(486)
Panama Government International Bond	DUB	1.170%	04/20/2017	1.972%		14,000	(502)	0	(502)
Panama Government International Bond	HUS	0.760%	01/20/2012	0.732%		4,600	8	0	8
Panama Government International Bond	JPM	0.730%	01/20/2012	0.732%		12,600	19	0	19
Panama Government International Bond	MYC	0.750%	01/20/2012	0.732%		44,400	72	0	72
Petrobras International Finance Co.	MYC	1.000%	12/20/2012	1.206%		23,000	(50)	(127)	77
Philippines Government International Bond	BOA	1.000%	12/20/2015	2.402%		4,100	(226)	(83)	(143)
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	2.578%		10,000	702	(179)	881
Prudential Financial, Inc.	BOA	1.000%	03/20/2016	2.934%		25,000	(1,948)	(284)	(1,664)
Prudential Financial, Inc.	BOA	1.000%	03/20/2018	3.109%		15,000	(1,721)	(424)	(1,297)
Prudential Financial, Inc.	CBK	5.000%	09/20/2014	2.578%		5,000	350	(90)	440
Prudential Financial, Inc.	GST	2.250%	03/20/2013	2.111%		10,000	28	0	28
Prudential Financial, Inc.	GST	1.000%	03/20/2016	2.934%		20,000	(1,559)	(382)	(1,177)
Prudential Financial, Inc.	GST	1.000%	12/20/2017	3.100%		10,000	(1,108)	(950)	(158)
Prudential Financial, Inc.	GST	1.000%	03/20/2018	3.109%		15,000	(1,720)	(482)	(1,238)
Qatar Government International Bond	CBK	1.000%	03/20/2016	1.123%		3,000	(15)	(20)	5
Qatar Government International Bond	FBF	1.000%	03/20/2016	1.123%		11,000	(54)	(5)	(49)
Qatar Government International Bond	HUS	1.000%	03/20/2016	1.123%		6,000	(30)	(34)	4
Qatar Government International Bond	JPM	1.000%	03/20/2016	1.123%		12,000	(59)	(21)	(38)
Qatar Government International Bond	RYL	1.000%	03/20/2016	1.123%		6,000	(30)	(6)	(24)
Republic of Germany Government Bond	BRC	0.250%	12/20/2016	1.130%		150,000	(6,540)	(6,548)	8
Republic of Germany Government Bond	CBK	0.250%	06/20/2016	1.074%		50,000	(1,864)	(816)	(1,048)
Republic of Germany Government Bond	CBK	0.250%	09/20/2016	1.104%		50,000	(2,024)	(868)	(1,156)
Republic of Germany Government Bond	GST	0.250%	03/20/2016	1.042%		84,800	(2,885)	(1,287)	(1,598)
Republic of Germany Government Bond	GST	0.250%	09/20/2016	1.104%		50,000	(2,024)	(807)	(1,217)
Republic of Germany Government Bond	GST	0.250%	12/20/2016	1.130%		90,000	(3,924)	(3,964)	40
Republic of Germany Government Bond	HUS	0.250%	09/20/2016	1.104%		46,300	(1,874)	(1,359)	(515)
Republic of Germany Government Bond	HUS	0.250%	12/20/2016	1.130%		50,000	(2,180)	(2,131)	(49)
Republic of Germany Government Bond	MYC	0.250%	09/20/2016	1.104%		50,000	(2,024)	(1,468)	(556)
Republic of Germany Government Bond	SOG	0.250%	06/20/2016	1.074%		127,700	(4,759)	(1,042)	(3,717)
Republic of Germany Government Bond	UAG	0.250%	06/20/2016	1.074%		22,300	(832)	(188)	(644)
Republic of Italy Government Bond	BOA	1.000%	03/20/2016	4.679%		238,000	(32,935)	(8,919)	(24,016)

See Accompanying Notes	Semiannual Report	September 30, 2011	41

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Republic of Italy Government Bond	BRC	1.000%	03/20/2016	4.679%	$	89,600	$(12,399)	$(3,487)	$(8,912)
Republic of Italy Government Bond	CBK	1.000%	03/20/2016	4.679%		100,000	(13,838)	(4,052)	(9,786)
Republic of Italy Government Bond	GST	1.000%	06/20/2015	4.656%		17,000	(2,011)	(247)	(1,764)
Republic of Italy Government Bond	GST	1.000%	12/20/2015	4.672%		50,000	(6,592)	(1,682)	(4,910)
Republic of Italy Government Bond	GST	1.000%	03/20/2016	4.679%		172,100	(23,815)	(6,204)	(17,611)
Republic of Italy Government Bond	GST	1.000%	06/20/2016	4.686%		128,800	(18,652)	(2,844)	(15,808)
Republic of Italy Government Bond	HUS	1.000%	06/20/2015	4.656%		25,000	(2,957)	(444)	(2,513)
Republic of Italy Government Bond	JPM	1.000%	03/20/2016	4.679%		88,000	(12,177)	(3,047)	(9,130)
Republic of Italy Government Bond	MYC	1.000%	06/20/2015	4.656%		18,000	(2,129)	(253)	(1,876)
Republic of Italy Government Bond	MYC	1.000%	03/20/2016	4.679%		44,000	(6,088)	(1,519)	(4,569)
Republic of Italy Government Bond	RYL	1.000%	06/20/2015	4.656%		10,000	(1,183)	(178)	(1,005)
Republic of Italy Government Bond	RYL	1.000%	03/20/2016	4.679%		37,000	(5,120)	(1,262)	(3,858)
Republic of Italy Government Bond	SOG	1.000%	06/20/2015	4.656%		25,000	(2,957)	(467)	(2,490)
Republic of Italy Government Bond	SOG	1.000%	03/20/2016	4.679%		50,000	(6,919)	(1,846)	(5,073)
Republic of Italy Government Bond	UAG	1.000%	12/20/2015	4.672%		50,000	(6,592)	(1,676)	(4,916)
Russia Government International Bond	GST	1.000%	03/20/2016	2.982%		25,000	(2,030)	(619)	(1,411)
Russia Government International Bond	HUS	1.000%	09/20/2016	3.066%		25,000	(2,322)	(1,309)	(1,013)
Russia Government International Bond	HUS	1.000%	12/20/2016	3.102%		100,000	(9,849)	(6,111)	(3,738)
Russia Government International Bond	MYC	1.000%	09/20/2016	3.066%		25,000	(2,323)	(1,321)	(1,002)
SLM Corp.	BOA	5.000%	12/20/2011	3.364%		44,200	241	(3,536)	3,777
SLM Corp.	MYC	5.000%	12/20/2011	3.364%		15,000	82	(1,275)	1,357
SLM Corp.	UAG	5.000%	12/20/2011	3.364%		15,000	82	(825)	907
South Africa Government International Bond	BRC	1.000%	12/20/2015	1.950%		25,000	(946)	(184)	(762)
South Africa Government International Bond	DUB	1.000%	12/20/2015	1.950%		25,000	(946)	(184)	(762)
South Korea Government Bond	DUB	1.000%	09/20/2016	2.148%		10,000	(523)	(211)	(312)
South Korea Government Bond	DUB	1.000%	12/20/2016	2.183%		25,000	(1,407)	(705)	(702)
South Korea Government Bond	GST	1.000%	09/20/2016	2.148%		10,000	(523)	(211)	(312)
South Korea Government Bond	GST	1.000%	12/20/2016	2.183%		25,000	(1,407)	(693)	(714)
South Korea Government Bond	HUS	1.000%	09/20/2016	2.148%		31,000	(1,622)	(68)	(1,554)

42	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
South Korea Government Bond	JPM	1.000%	12/20/2016	2.183%	$	35,000	$(1,969)	$(978)	$(991)
South Korea Government Bond	MYC	1.000%	09/20/2016	2.148%		25,000	(1,308)	(243)	(1,065)
South Korea Government Bond	MYC	1.000%	12/20/2016	2.183%		15,000	(844)	(416)	(428)
South Korea Government Bond	UAG	1.000%	09/20/2016	2.148%		20,000	(1,046)	(426)	(620)
Spain Government International Bond	BOA	1.000%	03/20/2016	3.790%		32,500	(3,508)	(2,133)	(1,375)
Spain Government International Bond	CBK	1.000%	03/20/2016	3.790%		50,000	(5,396)	(3,405)	(1,991)
Spain Government International Bond	DUB	1.000%	03/20/2016	3.790%		27,900	(3,011)	(1,719)	(1,292)
Spain Government International Bond	DUB	1.000%	06/20/2016	3.799%		1,900	(215)	(119)	(96)
Spain Government International Bond	GST	1.000%	03/20/2016	3.790%		116,800	(12,605)	(7,705)	(4,900)
Spain Government International Bond	UAG	1.000%	03/20/2016	3.790%		16,000	(1,727)	(986)	(741)
Sprint Nextel Corp.	UAG	1.000%	06/20/2019	7.824%		3,000	(1,017)	(508)	(509)
Swedbank AB	BPS	5.000%	09/20/2014	3.013%	EUR	25,000	1,914	4,065	(2,151)
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	22.261%	JPY	1,605,400	(3,550)	(2,341)	(1,209)
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	21.757%		2,070,300	(5,358)	(4,927)	(431)
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	18.281%		282,000	(793)	(699)	(94)
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	17.130%		571,000	(1,668)	(1,233)	(435)
Tokyo Electric Power Co., Inc.	UAG	1.000%	06/20/2012	23.113%		117,000	(210)	(240)	30
U.S. Treasury Notes	BPS	0.250%	09/20/2012	0.219%	EUR	25,000	13	(190)	203
U.S. Treasury Notes	BPS	0.250%	03/20/2015	0.396%		45,000	(292)	(219)	(73)
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.496%		25,000	(389)	(495)	106
U.S. Treasury Notes	BRC	0.250%	03/20/2015	0.396%		104,000	(675)	(1,467)	792
U.S. Treasury Notes	DUB	0.250%	09/20/2012	0.219%		7,000	3	(47)	50
U.S. Treasury Notes	DUB	0.250%	03/20/2015	0.396%		25,000	(163)	(344)	181
U.S. Treasury Notes	DUB	0.250%	06/20/2015	0.414%		50,000	(392)	(526)	134
U.S. Treasury Notes	DUB	0.250%	09/20/2015	0.430%		50,000	(459)	(689)	230
U.S. Treasury Notes	DUB	0.250%	06/20/2016	0.481%		50,000	(694)	(951)	257
U.S. Treasury Notes	DUB	0.250%	09/20/2016	0.496%		50,000	(777)	(931)	154
U.S. Treasury Notes	FBF	0.250%	03/20/2016	0.464%		173,500	(2,115)	(2,143)	28
U.S. Treasury Notes	HUS	0.250%	03/20/2016	0.464%		100,000	(1,219)	(1,239)	20
U.S. Treasury Notes	HUS	0.250%	09/20/2016	0.496%		50,000	(778)	(1,084)	306
U.S. Treasury Notes	RYL	0.250%	03/20/2016	0.464%		62,000	(756)	(752)	(4)
U.S. Treasury Notes	RYL	0.250%	06/20/2016	0.481%		25,000	(347)	(429)	82
U.S. Treasury Notes	SOG	0.250%	06/20/2012	0.185%		100,000	75	(267)	342
U.S. Treasury Notes	SOG	0.250%	06/20/2015	0.414%		25,000	(196)	(221)	25
U.S. Treasury Notes	SOG	0.250%	09/20/2015	0.430%		50,000	(459)	(689)	230
U.S. Treasury Notes	SOG	0.250%	06/20/2016	0.481%		100,000	(1,388)	(1,076)	(312)
U.S. Treasury Notes	SOG	0.250%	09/20/2016	0.496%		50,000	(777)	(1,095)	318
U.S. Treasury Notes	UAG	0.250%	03/20/2016	0.464%		35,500	(433)	(408)	(25)
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.481%		125,000	(1,735)	(2,169)	434
U.S. Treasury Notes	UAG	0.250%	09/20/2016	0.496%		75,000	(1,167)	(1,425)	258
UBS AG	BPS	0.760%	03/20/2013	1.650%	$	30	0	0	0

See Accompanying Notes	Semiannual Report	September 30, 2011	43

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.757%	$	25,000	$230	$178	$52
United Kingdom Gilt	BOA	1.000%	03/20/2016	0.850%		94,500	647	1,202	(555)
United Kingdom Gilt	BOA	1.000%	06/20/2016	0.883%		66,000	376	819	(443)
United Kingdom Gilt	BOA	1.000%	09/20/2016	0.912%		30,000	137	369	(232)
United Kingdom Gilt	BPS	1.000%	03/20/2015	0.722%		100,000	985	569	416
United Kingdom Gilt	BPS	1.000%	06/20/2016	0.883%		50,000	285	1,134	(849)
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.757%		72,200	667	559	108
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.850%		99,200	680	1,307	(627)
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.883%		63,700	363	791	(428)
United Kingdom Gilt	CBK	1.000%	09/20/2016	0.912%		50,000	228	410	(182)
United Kingdom Gilt	DUB	1.000%	03/20/2015	0.722%		67,500	665	214	451
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.757%		175,000	1,615	1,560	55
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.850%		67,500	462	908	(446)
United Kingdom Gilt	DUB	1.000%	06/20/2016	0.883%		38,100	217	659	(442)
United Kingdom Gilt	DUB	1.000%	09/20/2016	0.912%		46,300	211	379	(168)
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.757%		50,000	461	538	(77)
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.814%		50,000	401	1,164	(763)
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.850%		20,500	141	396	(255)
United Kingdom Gilt	GST	1.000%	03/20/2015	0.722%		37,200	366	133	233
United Kingdom Gilt	GST	1.000%	06/20/2015	0.757%		25,000	230	172	58
United Kingdom Gilt	GST	1.000%	12/20/2015	0.814%		155,000	1,241	2,041	(800)
United Kingdom Gilt	GST	1.000%	03/20/2016	0.850%		419,100	2,872	7,141	(4,269)
United Kingdom Gilt	GST	1.000%	12/20/2016	0.938%		90,000	311	180	131
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.722%		33,700	332	273	59
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.757%		75,000	692	526	166
United Kingdom Gilt	JPM	1.000%	12/20/2015	0.814%		47,000	376	1,090	(714)
United Kingdom Gilt	MYC	0.250%	03/20/2015	0.722%		30,000	(480)	(339)	(141)
United Kingdom Gilt	MYC	1.000%	03/20/2015	0.722%		200,000	1,970	1,757	213
United Kingdom Gilt	MYC	1.000%	06/20/2015	0.757%		50,000	462	333	129
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.883%		23,100	132	400	(268)
United Kingdom Gilt	MYC	1.000%	12/20/2016	0.938%		50,000	172	50	122
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.722%		147,800	1,456	600	856
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.757%		50,000	462	527	(65)
United Kingdom Gilt	SOG	1.000%	06/20/2016	0.883%		127,200	725	2,201	(1,476)
United Kingdom Gilt	UAG	1.000%	06/20/2015	0.757%		100,000	923	1,202	(279)
United Kingdom Gilt	UAG	1.000%	12/20/2015	0.814%		37,300	298	858	(560)
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.883%		45,800	261	792	(531)
United Kingdom Gilt	UAG	1.000%	09/20/2016	0.912%		100,000	456	489	(33)
UnitedHealth Group, Inc.	BOA	1.000%	03/20/2018	1.331%		50,000	(973)	(379)	(594)
Verizon Communications, Inc.	BRC	1.000%	06/20/2013	0.210%		14,205	199	105	94
Verizon Communications, Inc.	CBK	1.000%	06/20/2013	0.210%		10,900	153	97	56
Verizon Communications, Inc.	JPM	1.000%	06/20/2013	0.210%		15,000	211	75	136
Vodafone Group PLC	DUB	1.000%	09/20/2015	0.934%		15,000	44	131	(87)
Vodafone Group PLC	GST	1.000%	09/20/2015	0.934%		40,000	117	257	(140)

							$(955,818)	$(329,498)	$(626,320)

44	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date		Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%	12/20/2014	$	75,200	$3,739	$8,835	$(5,096)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014		124,900	6,210	14,192	(7,982)
CDX.EM-12 5-Year Index	GST	5.000%	12/20/2014		24,300	1,208	2,892	(1,684)
CDX.EM-12 5-Year Index	HUS	5.000%	12/20/2014		25,000	1,243	2,900	(1,657)
CDX.EM-12 5-Year Index	JPM	5.000%	12/20/2014		25,000	1,242	2,837	(1,595)
CDX.EM-12 5-Year Index	MYC	5.000%	12/20/2014		25,000	1,243	2,962	(1,719)
CDX.EM-12 5-Year Index	UAG	5.000%	12/20/2014		50,000	2,486	4,975	(2,489)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015		711,200	39,619	88,665	(49,046)
CDX.EM-13 5-Year Index	CBK	5.000%	06/20/2015		20,000	1,114	2,290	(1,176)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		526,500	29,330	66,005	(36,675)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015		32,400	1,805	4,200	(2,395)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		50,700	2,824	6,337	(3,513)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		977,700	54,465	122,641	(68,176)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		68,100	3,794	7,866	(4,072)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		153,200	8,535	16,939	(8,404)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015		185,600	11,345	24,908	(13,563)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015		316,600	19,353	39,870	(20,517)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015		122,800	7,507	15,193	(7,686)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		394,800	24,133	50,837	(26,704)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015		170,800	10,441	22,253	(11,812)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015		61,400	3,753	8,330	(4,577)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015		156,600	9,573	20,076	(10,503)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015		201,900	12,342	27,885	(15,543)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016		259,600	15,988	32,044	(16,056)
CDX.EM-15 5-Year Index	CBK	5.000%	06/20/2016		200,000	12,318	27,750	(15,432)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016		143,600	8,844	19,310	(10,466)
CDX.EM-15 5-Year Index	HUS	5.000%	06/20/2016		50,000	3,079	6,920	(3,841)
CDX.EM-15 5-Year Index	JPM	5.000%	06/20/2016		22,600	1,392	2,983	(1,591)
CDX.HY-8 5-Year Index 35-100%	CBK	0.360%	06/20/2012		100,146	166	0	166
CDX.HY-8 5-Year Index 35-100%	CBK	0.401%	06/20/2012		126,049	248	0	248
CDX.HY-8 5-Year Index 35-100%	CBK	0.415%	06/20/2012		96,294	200	0	200
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012		50,000	511	0	511
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012		30,000	379	0	379
CDX.IG-9 5-Year Index 15-30%	GST	0.830%	12/20/2012		30,000	246	0	246
CDX.IG-9 5-Year Index 15-30%	GST	0.940%	12/20/2012		33,800	324	0	324
CDX.IG-9 5-Year Index 15-30%	MYC	0.963%	12/20/2012		102,700	1,016	0	1,016
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012		211,322	1,248	0	1,248
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012		96,450	770	0	770
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012		80,246	647	0	647
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012		9,838	80	0	80
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		13,889	113	0	113
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012		27,584	226	0	226
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012		163,965	1,465	0	1,465
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012		241,125	2,185	0	2,185
CDX.IG-9 5-Year Index 30-100%	GST	0.695%	12/20/2012		14,081	112	0	112
CDX.IG-9 5-Year Index 30-100%	GST	0.705%	12/20/2012		21,894	178	0	178
CDX.IG-9 5-Year Index 30-100%	MYC	0.711%	12/20/2012		385,799	3,160	0	3,160
CDX.IG-9 5-Year Index 30-100%	MYC	0.771%	12/20/2012		183,255	1,640	0	1,640
CDX.IG-9 10-Year Index 30-100%	GST	0.507%	12/20/2017		241,125	543	0	543
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		62,017	284	0	284
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017		144,675	347	0	347
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		130,979	638	0	638
CDX.IG-10 5-Year Index 30-100%	BOA	0.461%	06/20/2013		241,125	1,653	0	1,653
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		132,136	1,065	0	1,065
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013		163,579	1,125	0	1,125
CDX.IG-16 5-Year Index	BOA	1.000%	06/20/2016		1,526,600	(23,693)	6,576	(30,269)
CDX.IG-16 5-Year Index	BPS	1.000%	06/20/2016		4,940,700	(76,681)	16,623	(93,304)
MCDX-14 5-Year Index	GST	1.000%	06/20/2015		100,000	(2,370)	(4,866)	2,496
MCDX-15 5-Year Index	CBK	1.000%	12/20/2015		28,100	(844)	(1,092)	248

See Accompanying Notes	Semiannual Report	September 30, 2011	45

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date		Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	$	25,000	$(751)	$(980)	$229
MCDX-15 5-Year Index	GST	1.000%	12/20/2015		25,000	(751)	(972)	221
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015		21,900	(658)	(866)	208
MCDX-15 10-Year Index	CBK	1.000%	12/20/2020		25,000	(1,759)	(1,424)	(335)
MCDX-15 10-Year Index	GST	1.000%	12/20/2020		25,000	(1,759)	(1,424)	(335)
MCDX-16 5-Year Index	DUB	1.000%	06/20/2016		25,000	(927)	(214)	(713)

						$209,301	$664,256	$(454,955)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

46	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

Cross-Currency Swaps
Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	BRC	AUD	250,000	USD	268,838	$(23,892)	$(20,250)	$(3,642)
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	FBF		50,000		53,767	(4,778)	(4,050)	(728)

								$(28,670)	$(24,300)	$(4,370)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2013	FBF	$	7,000,000	$23,745	$(4,800)	$28,545
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2013	MYC		10,464,100	35,497	(9,633)	45,130
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2013	RYL		2,000,000	6,784	(3,007)	9,791
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2014	GLM		679,000	1,537	(2,899)	4,436
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	09/19/2014	BOA		4,000,000	49,369	(320)	49,689
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	09/19/2014	BPS		6,360,500	78,503	9,450	69,053
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	09/19/2014	CBK		1,000,000	12,342	1,200	11,142
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	09/19/2014	DUB		1,000,000	12,342	469	11,873
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	09/19/2014	GLM		3,000,000	37,027	1,850	35,177
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UAG	BRL	78,100	(609)	(1,417)	808
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		13,800	57	0	57
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BRC		25,600	186	36	150
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GLM		78,100	552	109	443
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HUS		81,600	899	353	546
Pay	1-Year BRL-CDI	11.360%	01/02/2012	BOA		66,100	647	134	513
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UAG		8,800	46	(2)	48

See Accompanying Notes	Semiannual Report	September 30, 2011	47

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Interest Rate Swaps (Cont.)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.760%	01/02/2012	FBF	BRL	43,700	$448	$212	$236
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RYL		78,400	632	147	485
Pay	1-Year BRL-CDI	12.140%	01/02/2012	RBC		50,000	375	0	375
Pay	1-Year BRL-CDI	14.765%	01/02/2012	BOA		1,800	106	15	91
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HUS		8,300	489	55	434
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS		1,190,200	519	(1,122)	1,641
Pay	1-Year BRL-CDI	10.455%	01/02/2013	MYC		1,574,100	844	(632)	1,476
Pay	1-Year BRL-CDI	10.605%	01/02/2013	UAG		321,100	475	0	475
Pay	1-Year BRL-CDI	11.510%	01/02/2013	HUS		444,600	2,889	(850)	3,739
Pay	1-Year BRL-CDI	11.850%	01/02/2013	UAG		313,200	2,542	0	2,542
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		491,200	7,685	37	7,648
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		265,200	3,880	(193)	4,073
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		896,000	14,411	267	14,144
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		450,900	7,252	810	6,442
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		3,305,900	51,072	3,310	47,762
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BRC		453,900	7,016	954	6,062
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GLM		548,000	8,922	(788)	9,710
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RYL		404,300	4,857	189	4,668
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		650,700	7,927	363	7,564
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		43,600	740	68	672
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		345,100	4,896	625	4,271
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		403,000	7,397	356	7,041
Pay	1-Year BRL-CDI	12.075%	01/02/2013	BOA		221,000	2,290	(558)	2,848
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		709,400	13,972	1,426	12,546
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		836,000	16,563	658	15,905
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BRC		877,000	18,554	897	17,657
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HUS		1,632,400	35,016	4,177	30,839
Pay	1-Year BRL-CDI	12.425%	01/02/2013	BPS		306,000	3,524	1,418	2,106
Pay	1-Year BRL-CDI	12.455%	01/02/2013	BRC		116,200	1,383	57	1,326
Pay	1-Year BRL-CDI	12.465%	01/02/2013	HUS		500,000	5,989	(15)	6,004
Pay	1-Year BRL-CDI	12.480%	01/02/2013	FBF		3,044,800	58,393	7,519	50,874
Pay	1-Year BRL-CDI	12.500%	01/02/2013	MYC		1,986,200	24,281	2,914	21,367
Pay	1-Year BRL-CDI	12.550%	01/02/2013	RYL		264,500	5,473	1,335	4,138
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MYC		536,400	10,939	1,825	9,114
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		981,200	(974)	(2,539)	1,565
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		2,339,700	(1,185)	(5,121)	3,936
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		1,030,200	1,284	(560)	1,844
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		156,300	282	103	179
Pay	1-Year BRL-CDI	10.870%	01/02/2014	JPM		164,000	356	0	356
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS		346,800	1,060	421	639
Pay	1-Year BRL-CDI	11.530%	01/02/2014	HUS		674,100	5,578	(149)	5,727
Pay	1-Year BRL-CDI	11.670%	01/02/2014	MYC		881,500	7,804	(253)	8,057
Pay	1-Year BRL-CDI	11.760%	01/02/2014	UAG		127,400	1,232	31	1,201
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		277,800	3,958	(31)	3,989
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BRC		444,900	8,107	1,893	6,214
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BPS		227,500	4,649	0	4,649
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		258,700	5,690	(60)	5,750
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UAG		442,800	10,161	424	9,737
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MYC		583,600	15,689	2,018	13,671
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HUS		973,700	26,580	2,096	24,484
Pay	1-Year BRL-CDI	12.540%	01/02/2014	MYC		316,600	5,228	(228)	5,456
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GLM		1,514,500	43,728	5,080	38,648
Pay	3-Month USD-LIBOR	3.000%	10/13/2021	BOA	$	234,900	19,377	11,322	8,055
Pay	3-Month USD-LIBOR	3.000%	10/13/2021	BRC		736,000	60,714	44,791	15,923
Pay	3-Month USD-LIBOR	3.000%	10/13/2021	FBF		300,000	24,748	19,890	4,858
Pay	3-Month USD-LIBOR	3.000%	10/13/2021	GLM		400,000	32,997	27,360	5,637
Pay	3-Month USD-LIBOR	3.000%	10/13/2021	JPM		94,400	7,787	5,211	2,576

48	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

Interest Rate Swaps (Cont.)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	10/13/2021	MYC	$	2,397,000	$197,734	$131,111	$66,623
Pay	3-Month USD-LIBOR	2.000%	12/21/2021	BOA		403,400	(5,911)	(1,888)	(4,023)
Pay	3-Month USD-LIBOR	2.000%	12/21/2021	GLM		401,800	(5,888)	(1,647)	(4,241)
Pay	3-Month USD-LIBOR	2.000%	12/21/2021	JPM		305,300	(4,474)	(1,420)	(3,054)
Pay	3-Month USD-LIBOR	2.000%	12/21/2021	MYC		414,500	(6,074)	(1,927)	(4,147)
Pay	3-Month USD-LIBOR	3.250%	12/21/2021	CBK		67,500	6,748	6,664	84
Pay	3-Month USD-LIBOR	3.250%	12/21/2021	GLM		31,700	3,169	3,117	52
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BRC		32,300	(10,994)	727	(11,721)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CBK		958,400	(326,215)	25,448	(351,663)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	DUB		606,900	(206,573)	12,967	(219,540)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	FBF		391,800	(133,359)	14,819	(148,178)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GLM		26,000	(8,850)	520	(9,370)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	HUS		532,600	(181,284)	14,464	(195,748)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	JPM		471,400	(160,453)	10,085	(170,538)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RYL		1,084,500	(369,137)	33,594	(402,731)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	BRC		200,000	(54,072)	(40,500)	(13,572)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	CBK		753,400	(203,687)	(45,888)	(157,799)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	DUB		26,600	(7,191)	(106)	(7,085)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	JPM		250,000	(67,590)	(48,900)	(18,690)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	RYL		182,200	(49,260)	364	(49,624)
Pay	6-Month AUD Bank Bill	5.000%	06/15/2017	CBK	AUD	296,000	4,682	2,965	1,717
Pay	6-Month AUD Bank Bill	5.000%	06/15/2017	DUB		317,600	5,024	2,499	2,525
Pay	6-Month AUD Bank Bill	5.000%	06/15/2017	RYL		149,000	2,357	1,194	1,163
Pay	6-Month AUD Bank Bill	5.250%	06/15/2022	GLM		100,000	2,174	1,486	688
Pay	6-Month EUR-EURIBOR	1.750%	09/18/2014	FBF	EUR	1,340,100	(197)	(668)	471
Pay	6-Month EUR-EURIBOR	2.500%	09/21/2018	BRC		204,300	4,154	(3,430)	7,584
Pay	6-Month EUR-EURIBOR	2.500%	09/21/2018	MYC		240,000	4,879	(1,686)	6,565
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2021	BOA		720,300	39,602	9,164	30,438
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2021	BRC		952,700	52,380	10,694	41,686
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2021	CBK		18,700	1,084	1,086	(2)
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2021	DUB		1,219,400	67,044	12,445	54,599
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2021	MYC		280,000	15,395	1,612	13,783
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	BOA		105,200	12,051	(1,701)	13,752
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	BRC		2,584,800	296,152	45,448	250,704
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	DUB		379,900	43,520	4,565	38,955
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	FBF		367,400	42,088	(869)	42,957
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	GLM		1,646,400	188,604	(18,437)	207,041
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	HUS		796,700	91,266	10,982	80,284
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	MYC		1,493,200	171,055	(7,309)	178,364
Pay	6-Month EUR-EURIBOR	3.650%	09/21/2021	CBK		290,700	38,501	2,070	36,431
Pay	6-Month EUR-EURIBOR	3.650%	09/21/2021	MYC		630,200	83,456	3,108	80,348
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2022	CBK		110,800	(1,569)	(120)	(1,449)
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2022	GLM		247,500	(3,503)	(267)	(3,236)
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2022	UAG		168,300	(2,382)	(182)	(2,200)
Pay	6-Month EUR-EURIBOR	3.000%	03/21/2022	BPS		809,400	36,092	9,057	27,035
Pay	6-Month EUR-EURIBOR	3.000%	03/21/2022	BRC		500,000	22,295	5,887	16,408
Pay	6-Month EUR-EURIBOR	3.000%	03/21/2022	DUB		804,700	35,882	8,876	27,006
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	BRC	GBP	152,800	5,536	2,722	2,814
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	GLM		191,600	6,941	1,344	5,597
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	HUS		1,218,200	44,135	14,008	30,127
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	UAG		157,000	5,688	1,827	3,861
Pay	6-Month GBP-LIBOR	3.250%	03/21/2022	BRC		200,000	14,148	6,263	7,885
Pay	6-Month GBP-LIBOR	3.250%	03/21/2022	HUS		565,000	39,969	12,425	27,544
Pay	6-Month GBP-LIBOR	3.250%	03/21/2022	UAG		235,000	16,624	5,367	11,257
Pay	6-Month GBP-LIBOR	2.500%	06/20/2022	BOA		250,000	(11,149)	(11,210)	61
Pay	6-Month GBP-LIBOR	2.500%	06/20/2022	BRC		500,000	(20,977)	(11,750)	(9,227)
Pay	6-Month GBP-LIBOR	2.500%	06/20/2022	MYC		750,000	(31,465)	(16,561)	(14,904)

See Accompanying Notes	Semiannual Report	September 30, 2011	49

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Interest Rate Swaps (Cont.)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	3.500%	06/20/2042	HUS	GBP	500,000	$11,250	$19,775	$(8,525)
Pay	28-Day MXN TIIE	8.000%	02/17/2014	BRC	MXN	300,000	1,514	0	1,514
Pay	28-Day MXN TIIE	8.000%	02/17/2014	JPM		440,000	2,220	28	2,192
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BRC		1,565,679	7,350	756	6,594
Pay	28-Day MXN TIIE	5.600%	09/06/2016	HUS		2,475,000	(1,411)	279	(1,690)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	MYC		2,098,700	(1,189)	852	(2,041)
Pay	28-Day MXN TIIE	6.350%	06/02/2021	MYC		770,500	(1,821)	179	(2,000)
Pay	28-Day MXN TIIE	6.650%	06/02/2021	BRC		800,000	(606)	555	(1,161)
Pay	28-Day MXN TIIE	6.650%	06/02/2021	MYC		400,000	(303)	298	(601)

							$620,704	$365,928	$254,776

(q)	Purchased options outstanding on September 30, 2011:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$	3,435,700	$13,558	$23,638

(r)	Written options outstanding on September 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar March Futures	$99.000	03/19/2012	33,197	$26,449	$(7,143)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013	$	3,725,700	$18,442	$(3,804)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		7,724,000	27,069	(27,701)
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		7,246,000	9,310	(19,734)
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013		17,652,600	82,913	(28,862)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.650%	11/14/2011		3,251,600	6,666	(985)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		3,745,900	21,371	(4,636)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.800%	09/15/2014		10,000,000	59,889	(56,426)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.350%	02/13/2012		9,642,000	11,134	(25,316)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.000%	04/30/2012		6,871,400	13,743	(1,294)

50	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	$	4,179,200	$15,776	$(2,461)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,727,900	22,858	(1,846)
Put - OTC 2-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	0.450%	02/13/2012		4,628,000	10,834	(21,523)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		270,100	1,840	(183)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		2,627,000	18,541	(19,904)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.740%	08/09/2012		1,000,000	3,675	(4,066)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,454,400	14,563	(1,661)
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		4,880,000	17,774	(26,643)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		3,258,000	11,454	(17,788)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,211,300	7,488	(820)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		1,000,000	4,470	(5,460)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		11,224,600	88,302	(7,596)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		4,628,000	35,685	(35,065)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,564,800	36,619	(1,624)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,414,800	12,651	(645)
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,883,600	31,346	(1,314)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		1,572,700	16,326	(911)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,986,800	21,576	(905)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012		6,170,000	41,223	(46,633)
Put - OTC 3-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		41,200	261	(19)
Put - OTC 3-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.700%	02/13/2012		4,628,000	24,128	(31,053)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,774,400	38,574	(1,720)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		2,034,000	19,933	(1,179)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		5,683,300	48,236	(2,589)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		1,915,300	47,353	(2,960)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		3,173,400	44,276	(42,430)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		3,258,000	53,122	(43,561)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		892,200	16,216	(11,929)

See Accompanying Notes	Semiannual Report	September 30, 2011	51

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	$	668,500	$16,786	$(1,033)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		5,501,100	78,758	(73,552)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		750,000	4,662	(1)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		360,000	2,448	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,250,000	13,437	(7,161)
Put - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.750%	11/14/2011		1,127,900	15,650	(9)
Put - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		246,500	2,416	(1,412)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		340,000	2,261	0
Put - OTC 10-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		182,000	1,256	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011		1,901,500	19,015	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011		1,266,300	6,585	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,995,300	12,243	(2)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,000,000	11,650	(5,729)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.750%	11/14/2011		1,258,300	17,427	(11)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		719,000	4,889	(1)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,753,500	20,516	(10,045)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	81,000	619	(32)

								$1,186,255	$(602,234)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-16 5-Year Index	BOA	Buy	0.850%	12/21/2011	$	1,440,600	$1,815	$(752)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.200%	12/21/2011		556,700	2,366	(7,778)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.800%	12/21/2011		1,102,900	5,554	(5,666)
Call - OTC CDX.IG-16 5-Year Index	BPS	Buy	0.850%	12/21/2011		2,648,500	2,962	(1,383)
Put - OTC CDX.IG-16 5-Year Index	BPS	Sell	1.200%	12/21/2011		629,500	2,707	(8,796)
Call - OTC CDX.IG-16 5-Year Index	DUB	Buy	0.820%	12/21/2011		640,700	881	(261)
Call - OTC CDX.IG-16 5-Year Index	FBF	Buy	0.820%	12/21/2011		659,300	923	(269)
Call - OTC CDX.IG-16 5-Year Index	FBF	Buy	0.850%	12/21/2011		1,463,200	1,720	(764)
Call - OTC CDX.IG-16 5-Year Index	GST	Buy	0.850%	12/21/2011		172,300	138	(90)
Call - OTC CDX.IG-16 5-Year Index	JPM	Buy	0.800%	12/21/2011		476,200	548	(163)
Call - OTC CDX.IG-16 5-Year Index	JPM	Buy	0.840%	12/21/2011		761,300	952	(366)
Call - OTC CDX.IG-16 5-Year Index	JPM	Buy	0.850%	12/21/2011		194,800	199	(102)
Call - OTC CDX.IG-16 5-Year Index	MYC	Buy	0.800%	12/21/2011		1,218,700	1,476	(417)
Call - OTC CDX.IG-16 5-Year Index	MYC	Buy	0.850%	12/21/2011		620,400	621	(324)

52	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

Credit Default Swaptions on Credit Indices (Cont.)
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-16 5-Year Index	MYC	Buy	1.000%	12/21/2011	$	1,196,500	$2,605	$(1,732)
Put - OTC CDX.IG-16 5-Year Index	MYC	Sell	1.500%	12/21/2011		1,196,500	9,239	(9,911)
Call - OTC CDX.IG-16 5-Year Index	UAG	Buy	0.850%	12/21/2011		329,800	371	(172)
Put - OTC CDX.IG-16 5-Year Index	UAG	Sell	1.200%	12/21/2011		189,800	892	(2,652)

							$35,969	$(41,598)

Straddle Options
Description	Counterparty	Exercise Level (7)	Expiration Date	Notional Amount		Premium (7)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GLM	0.000%	10/11/2011	$	1,634,000	$8,628	$(6,104)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		1,518,000	7,712	(5,671)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	10/11/2011		7,499,700	83,843	(76,179)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	11/14/2011		4,079,100	44,366	(42,425)

						$144,549	$(130,379)

(7)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation-Floor Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$	1,757,700	$14,866	$(5,923)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020		4,179,400	37,277	(14,820)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020		483,000	6,231	(1,912)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020		631,100	4,733	(3,478)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020		486,300	4,766	(2,852)

							$67,873	$(28,985)

Transactions in written call and put options for the period ended September 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2011	148,936	$90,627,900	EUR	81,000	$886,675
Sales	195,418	182,131,100		0	1,111,799
Closing Buys	(311,157)	(46,011,900)		0	(476,766)
Expirations	0	(420,500)		0	(2,024)
Exercised	0	(11,300,500)		0	(58,589)

Balance at 09/30/2011	33,197	$215,026,100	EUR	81,000	$1,461,095

See Accompanying Notes	Semiannual Report	September 30, 2011	53

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

(s)	Restricted securities as of September 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
American International Group, Inc.	4.500%	12/20/2017	10/04/2010	$57,000	$66,221	0.03%
Chambers Descendants Trust	12.000%	08/15/2018	02/19/2010 - 11/29/2010	104,898	105,883	0.04%
Continental Airlines, Inc.	6.920%	04/02/2013	10/21/2010	3,181	3,169	0.00%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	175	145	0.00%
Goldman Sachs Group, Inc.	2.045%	08/12/2015	12/01/2009	70,229	60,752	0.03%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	1,147	2,958	0.00%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	12/11/2008	81	98	0.00%
Royal Bank of Scotland Group PLC	1.999%	03/30/2015	01/06/2011 - 07/05/2011	30,667	28,158	0.01%
Santander UK PLC	1.840%	08/28/2017	03/31/2011	87,729	83,558	0.04%
SLM Corp.	4.800%	02/13/2014	03/12/2010	9,114	9,437	0.00%

				$364,221	$360,379	0.15%

(t)	Short sales outstanding on September 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (8)
Fannie Mae	3.500%	10/01/2041	$2,279,550	$2,309,056	$(2,344,020)
Fannie Mae	5.500%	10/01/2041	1,105,800	1,203,777	(1,200,139)
Fannie Mae	5.500%	11/01/2041	480,075	519,395	(520,132)
Freddie Mac	5.500%	10/01/2041	12,100	13,182	(13,088)
Freddie Mac	5.500%	11/01/2041	24,000	25,878	(25,917)
Ginnie Mae	6.000%	10/01/2041	2,300	2,583	(2,564)
U.S. Treasury Notes	1.000%	08/31/2016	420	420	(421)

				$4,074,291	$(4,106,281)

(8)	Market value includes $4 of interest payable on short sales.

(u)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	984,837	10/2011	JPM	$13,903	$0	$13,903
Sell	BRL	832,981	11/2011	BRC	18,211	(318)	17,893
Sell		1,846,358	11/2011	HUS	85,740	(1,615)	84,125
Sell		879,401	11/2011	JPM	65,257	0	65,257
Sell		611,306	11/2011	MSC	12,354	(1,049)	11,305
Sell		2,079,309	11/2011	UAG	108,100	(1,927)	106,173
Sell	CAD	42,622	10/2011	DUB	730	0	730
Sell		609	10/2011	FBL	12	0	12
Sell		84,121	10/2011	UAG	1,630	0	1,630
Sell		88,000	11/2011	BRC	3,010	0	3,010
Sell		432,574	11/2011	CBK	6,906	0	6,906
Sell		285,894	11/2011	DUB	15,283	0	15,283
Sell		570,564	11/2011	GST	7,590	0	7,590
Sell		563,915	11/2011	JPM	27,184	0	27,184
Sell		1,562,823	11/2011	MSC	79,191	0	79,191
Sell		2,086,310	11/2011	RBC	97,766	0	97,766
Sell		71,923	11/2011	UAG	3,044	0	3,044
Sell	CHF	22,593	10/2011	CBK	3,839	0	3,839

54	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CHF	105,127	10/2011	FBL	$17,866	$0	$17,866
Sell		32,667	10/2011	RBC	5,546	0	5,546
Sell		23,552	10/2011	RYL	3,992	0	3,992
Buy		39,715	10/2011	UAG	0	(964)	(964)
Buy	CNY	115,904	11/2011	BRC	166	0	166
Buy		1,131,130	11/2011	CBK	2,220	(4)	2,216
Buy		85,350	11/2011	HUS	57	0	57
Buy		679,898	11/2011	JPM	1,151	0	1,151
Buy		48,570	11/2011	RYL	91	0	91
Buy		55,863	02/2012	BRC	0	(12)	(12)
Buy		359,078	02/2012	CBK	390	0	390
Buy		1,052,508	02/2012	HUS	637	(23)	614
Buy		508,661	02/2012	JPM	181	(72)	109
Buy		200,000	02/2012	SOG	277	0	277
Buy		1,205,010	06/2012	BRC	131	(276)	(145)
Buy		1,661,984	06/2012	CBK	0	(1,504)	(1,504)
Buy		1,316,681	06/2012	DUB	0	(2,508)	(2,508)
Buy		404,910	06/2012	GST	0	(233)	(233)
Buy		5,683,133	06/2012	HUS	160	(3,376)	(3,216)
Sell		411,398	06/2012	HUS	665	0	665
Buy		5,936,763	06/2012	JPM	455	(4,761)	(4,306)
Buy		1,537,909	06/2012	MSC	11	(558)	(547)
Buy		1,064,690	06/2012	RYL	53	(73)	(20)
Buy		1,462,000	06/2012	SOG	0	(1,739)	(1,739)
Buy		170,562	02/2013	CBK	0	(331)	(331)
Buy		573,579	02/2013	GST	0	(1,677)	(1,677)
Buy		150,000	02/2013	JPM	0	(471)	(471)
Buy		406,493	02/2013	UAG	0	(1,168)	(1,168)
Buy		61,799	08/2013	GST	0	(305)	(305)
Buy		66,994	04/2014	JPM	0	(477)	(477)
Buy		217,371	04/2014	RYL	0	(1,609)	(1,609)
Buy	EUR	99,822	10/2011	BOA	0	(8,790)	(8,790)
Sell		109,137	10/2011	BPS	5,604	0	5,604
Buy		383,794	10/2011	BRC	0	(38,855)	(38,855)
Sell		2,843,585	10/2011	BRC	187,773	0	187,773
Buy		140,940	10/2011	CBK	0	(6,882)	(6,882)
Sell		3,882,465	10/2011	CBK	265,560	0	265,560
Buy		70,689	10/2011	DUB	0	(7,333)	(7,333)
Sell		3,634,834	10/2011	DUB	289,403	0	289,403
Buy		254,141	10/2011	FBL	0	(18,313)	(18,313)
Sell		274,081	10/2011	FBL	15,527	0	15,527
Sell		185,521	10/2011	GST	6,253	0	6,253
Buy		17,818	10/2011	HUS	0	(1,788)	(1,788)
Buy		133,056	10/2011	JPM	0	(12,113)	(12,113)
Sell		340,897	10/2011	JPM	17,301	0	17,301
Sell		889,483	10/2011	MSC	47,943	0	47,943
Buy		251,629	10/2011	RBC	0	(23,195)	(23,195)
Sell		86,126	10/2011	RBC	2,409	0	2,409
Buy		87,918	10/2011	RYL	0	(7,230)	(7,230)
Sell		59,405	10/2011	RYL	4,780	0	4,780
Buy		17,452	10/2011	UAG	0	(1,508)	(1,508)
Sell		3,117	10/2011	UAG	318	0	318
Sell		40,700	11/2011	JPM	828	0	828
Sell	GBP	650,013	10/2011	JPM	27,113	0	27,113
Buy		5,544	10/2011	RBC	0	(13)	(13)
Sell		549,881	10/2011	RBC	22,940	0	22,940
Buy		6,963	11/2011	JPM	0	(29)	(29)
Buy		28,153	12/2011	CBK	4	(100)	(96)

See Accompanying Notes	Semiannual Report	September 30, 2011	55

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	6,618	12/2011	CBK	$286	$0	$286
Buy		3,998	12/2011	GST	32	0	32
Sell		575,203	12/2011	JPM	20,570	0	20,570
Buy		6,472	12/2011	MSC	0	(49)	(49)
Sell		5,544	12/2011	RBC	13	0	13
Sell		665,271	12/2011	UAG	24,783	0	24,783
Sell	HKD	426,528	12/2011	DUB	0	(32)	(32)
Sell	IDR	1,214,880,000	10/2011	BRC	2,177	(140)	2,037
Buy		328,464,700	10/2011	CBK	99	0	99
Sell		961,911,080	10/2011	CBK	732	0	732
Buy		3,320,997,225	10/2011	DUB	479	(18,655)	(18,176)
Sell		1,336,750,000	10/2011	DUB	5,239	0	5,239
Sell		1,901,404,000	10/2011	HUS	2,291	0	2,291
Buy		323,962,757	10/2011	JPM	0	(2,587)	(2,587)
Sell		1,548,400,000	10/2011	JPM	2,746	(428)	2,318
Buy		1,796,589,481	10/2011	RYL	450	(574)	(124)
Sell		737,741,000	10/2011	UAG	2,308	0	2,308
Buy		282,394,247	01/2012	BOA	0	(1,423)	(1,423)
Buy		570,606,523	01/2012	CBK	0	(2,915)	(2,915)
Buy		137,784,000	01/2012	DUB	0	(1,410)	(1,410)
Buy		141,040,000	01/2012	HUS	0	(1,294)	(1,294)
Buy		704,009,859	01/2012	JPM	0	(4,986)	(4,986)
Buy		53,457,179	01/2012	UAG	0	(473)	(473)
Buy		3,592,626,112	07/2012	HUS	0	(33,798)	(33,798)
Buy	INR	6,067,042	11/2011	BRC	0	(10,307)	(10,307)
Sell		5,696,604	11/2011	BRC	4,481	0	4,481
Buy		6,812,046	11/2011	CBK	0	(15,828)	(15,828)
Sell		5,086,371	11/2011	CBK	2,449	0	2,449
Buy		3,135,280	11/2011	DUB	0	(7,151)	(7,151)
Sell		1,377,120	11/2011	GST	816	0	816
Buy		7,200,000	11/2011	HUS	0	(11,593)	(11,593)
Sell		2,020,612	11/2011	HUS	1,180	0	1,180
Buy		5,894,312	11/2011	JPM	0	(10,119)	(10,119)
Sell		6,079,875	11/2011	JPM	2,776	0	2,776
Sell		2,426,000	11/2011	MSC	1,230	0	1,230
Buy		2,500,000	07/2012	BRC	0	(4,487)	(4,487)
Buy		8,500,000	07/2012	CBK	0	(17,982)	(17,982)
Buy		3,562,653	07/2012	JPM	0	(6,501)	(6,501)
Buy	INR	2,222,291	07/2012	UAG	0	(4,282)	(4,282)
Sell	JPY	62,055,000	10/2011	BOA	0	(20,256)	(20,256)
Buy		68,550,000	10/2011	BPS	8,415	0	8,415
Sell		69,846,011	10/2011	BRC	0	(10,861)	(10,861)
Buy		7,333,125	10/2011	CBK	416	(648)	(232)
Sell		441,382,731	10/2011	CBK	0	(209,406)	(209,406)
Sell		284,437,400	10/2011	DUB	0	(124,163)	(124,163)
Buy		5,548,895	10/2011	FBL	0	(599)	(599)
Sell		4,834,376	10/2011	FBL	0	(1,299)	(1,299)
Sell		250,626,183	10/2011	JPM	115	(76,031)	(75,916)
Buy		51,352	10/2011	RBC	0	(4)	(4)
Sell		2,048,779	10/2011	RBC	166	0	166
Sell		215,463,290	10/2011	UAG	26	(77,890)	(77,864)
Sell		7,921,000	11/2011	BOA	0	(125)	(125)
Sell		45,854,000	11/2011	BRC	2,172	(156)	2,016
Sell		279,905,000	11/2011	CBK	5,491	(3,595)	1,896
Sell		129,668,000	11/2011	DUB	7,457	(345)	7,112
Sell		157,940,000	11/2011	JPM	10,109	0	10,109
Sell		12,672,000	11/2011	UAG	0	(125)	(125)
Buy	KRW	23,029,832	11/2011	CBK	0	(1,761)	(1,761)

56	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	KRW	48,928,950	11/2011	CBK	$3,124	$0	$3,124
Buy		273,973,405	11/2011	DUB	0	(29,892)	(29,892)
Sell		1,253,263,244	11/2011	FBL	58,743	0	58,743
Buy		1,089,358,886	11/2011	JPM	0	(106,546)	(106,546)
Sell		600,792,950	11/2011	JPM	21,160	0	21,160
Sell		84,197,305	11/2011	MSC	3,388	0	3,388
Sell		139,209,480	11/2011	UAG	4,818	0	4,818
Buy		1,342,771,320	02/2012	UAG	0	(140,096)	(140,096)
Buy	MXN	3,721,812	11/2011	BRC	0	(41,901)	(41,901)
Sell		1,674,062	11/2011	BRC	4,817	0	4,817
Buy		8,582,832	11/2011	CBK	0	(99,848)	(99,848)
Sell		545,504	11/2011	CBK	2,221	0	2,221
Buy		4,861	11/2011	DUB	0	(64)	(64)
Buy		11,504,549	11/2011	HUS	0	(132,773)	(132,773)
Sell		6,714,109	11/2011	HUS	28,928	(150)	28,778
Buy		103,178	11/2011	JPM	0	(1,129)	(1,129)
Sell		1,018,788	11/2011	JPM	1,860	0	1,860
Buy		5,392,528	11/2011	MSC	0	(67,236)	(67,236)
Sell		5,645,386	11/2011	MSC	13,945	(33)	13,912
Buy		3,429,716	11/2011	UAG	0	(38,903)	(38,903)
Sell		13,400,218	11/2011	UAG	26,994	(302)	26,692
Buy	MYR	234,977	11/2011	BRC	0	(6,536)	(6,536)
Sell		619,009	11/2011	BRC	5,225	0	5,225
Sell		135,538	11/2011	CBK	422	0	422
Sell		49,651	11/2011	HUS	285	0	285
Sell		63,301	11/2011	JPM	748	0	748
Buy		434,998	04/2012	CBK	0	(12,419)	(12,419)
Buy		368,285	04/2012	DUB	0	(9,994)	(9,994)
Buy		286,067	04/2012	JPM	0	(6,095)	(6,095)
Buy		210,300	04/2012	UAG	0	(4,390)	(4,390)
Buy	PHP	3,379,647	11/2011	BRC	718	0	718
Sell		9,662,050	11/2011	BRC	378	(176)	202
Buy		8,994,336	11/2011	CBK	828	(1,257)	(429)
Sell		29,010,224	11/2011	CBK	5,129	(71)	5,058
Buy		1,356,740	11/2011	DUB	64	0	64
Buy		1,313,208	11/2011	GST	0	(26)	(26)
Sell		2,033,766	11/2011	HUS	235	0	235
Buy		4,031,282	11/2011	JPM	412	(506)	(94)
Sell		3,710,726	11/2011	JPM	362	(26)	336
Sell		1,543,500	03/2012	BRC	13	0	13
Buy		19,073,909	03/2012	CBK	0	(6,056)	(6,056)
Buy		2,543,669	03/2012	HUS	0	(799)	(799)
Buy		18,086,543	03/2012	JPM	0	(5,404)	(5,404)
Sell		2,330,764	03/2012	JPM	367	0	367
Buy		1,393,746	03/2012	MSC	0	(414)	(414)
Buy	SEK	1,530	10/2011	UAG	0	(5)	(5)
Buy	SGD	350,000	12/2011	BPS	0	(22,325)	(22,325)
Sell		53,412	12/2011	BRC	1,957	0	1,957
Buy		228,801	12/2011	CBK	0	(11,682)	(11,682)
Sell		171,234	12/2011	CBK	3,061	0	3,061
Buy		48,668	12/2011	DUB	0	(3,176)	(3,176)
Sell		156,596	12/2011	DUB	5,254	0	5,254
Sell		19,177	12/2011	FBL	736	0	736
Sell		22,891	12/2011	GST	896	0	896
Sell		145,213	12/2011	HUS	3,658	0	3,658
Buy		89,819	12/2011	JPM	0	(5,814)	(5,814)
Sell		124,770	12/2011	JPM	4,591	0	4,591
Buy		200,000	12/2011	MSC	0	(12,757)	(12,757)

See Accompanying Notes	Semiannual Report	September 30, 2011	57

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SGD	352,121	12/2011	RYL	$0	$(22,086)	$(22,086)
Buy		712,281	12/2011	UAG	0	(45,949)	(45,949)
Sell		609,616	12/2011	UAG	14,839	0	14,839
Sell	TRY	49,015	10/2011	BRC	253	0	253
Buy		155,913	10/2011	CBK	0	(10,853)	(10,853)
Sell		46,286	10/2011	CBK	186	0	186
Sell		49,216	10/2011	DUB	915	0	915
Sell		407,919	10/2011	HUS	6,213	0	6,213
Buy		650,782	10/2011	JPM	0	(39,293)	(39,293)
Sell		314,153	10/2011	JPM	3,982	0	3,982
Sell		92,642	10/2011	MSC	334	0	334
Buy		482,940	10/2011	UAG	0	(30,887)	(30,887)
Sell		30,920	10/2011	UAG	624	0	624
Buy	TWD	889,949	01/2012	BRC	0	(1,945)	(1,945)
Buy		2,000,000	01/2012	CBK	0	(4,282)	(4,282)
Buy		440,000	01/2012	GST	0	(942)	(942)
Buy		430,000	01/2012	HUS	0	(918)	(918)
Sell		2,234,250	01/2012	HUS	1,894	0	1,894
Buy		121,567	01/2012	JPM	0	(256)	(256)
Buy		600,000	01/2012	RYL	0	(1,292)	(1,292)
Sell	ZAR	240,471	10/2011	BRC	1,287	(364)	923
Buy		971,743	10/2011	DUB	0	(19,627)	(19,627)
Buy		1,567,075	10/2011	HUS	0	(34,597)	(34,597)
Sell		1,952,730	10/2011	HUS	14,212	0	14,212
Sell		1,600,807	10/2011	JPM	8,806	(1,363)	7,443
Buy		1,078,969	10/2011	RYL	0	(21,637)	(21,637)
Buy		1,865,087	10/2011	UAG	0	(43,275)	(43,275)
Sell		767,703	10/2011	UAG	5,257	0	5,257
Buy		481,112	01/2012	JPM	0	(7,305)	(7,305)

					$1,851,198	$(1,893,149)	$(41,951)

(v)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Bank Loan Obligations	$0	$1,219,251	$137,296	$1,356,547
Corporate Bonds & Notes
Banking & Finance	26,769	56,553,993	96,618	56,677,380
Industrials	0	11,725,720	143,863	11,869,583
Utilities	0	4,537,127	1,057	4,538,184
Convertible Bonds & Notes
Banking & Finance	0	33,504	0	33,504
Industrials	0	172,699	0	172,699
Municipal Bonds & Notes
Alabama	0	1,219	0	1,219
Arizona	0	33,607	0	33,607
Arkansas	0	1,305	0	1,305
California	0	3,964,851	0	3,964,851
Colorado	0	59,652	0	59,652
Connecticut	0	180	0	180
District of Columbia	0	120,304	0	120,304

58	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Florida	$0	$102,903	$0	$102,903
Georgia	0	122,782	0	122,782
Illinois	0	1,420,139	0	1,420,139
Indiana	0	67,282	0	67,282
Iowa	0	81,947	0	81,947
Kansas	0	403	0	403
Louisiana	0	109,234	0	109,234
Massachusetts	0	90,918	0	90,918
Michigan	0	62,863	0	62,863
Minnesota	0	1,151	0	1,151
Mississippi	0	11,635	0	11,635
Missouri	0	1,871	0	1,871
Nebraska	0	52,953	0	52,953
Nevada	0	413,986	0	413,986
New Jersey	0	495,606	0	495,606
New York	0	1,376,546	0	1,376,546
North Carolina	0	49,871	0	49,871
North Dakota	0	5,205	0	5,205
Ohio	0	828,838	80,923	909,761
Oregon	0	37,497	0	37,497
Pennsylvania	0	121,037	0	121,037
Puerto Rico	0	12,594	0	12,594
Rhode Island	0	7,186	0	7,186
South Carolina	0	374	0	374
South Dakota	0	1,516	0	1,516
Tennessee	0	1,248	0	1,248
Texas	0	509,008	0	509,008
Utah	0	7,406	0	7,406
Virginia	0	6,640	0	6,640
Washington	0	40,503	0	40,503
West Virginia	0	120,042	0	120,042
Wisconsin	0	2,504	0	2,504
U.S. Government Agencies	5,727	86,314,575	191,569	86,511,871
U.S. Treasury Obligations	0	36,217,127	0	36,217,127
Mortgage-Backed Securities	0	15,462,276	418,188	15,880,464
Asset-Backed Securities	0	3,607,289	377,842	3,985,131
Sovereign Issues	0	22,721,152	0	22,721,152
Convertible Preferred Securities
Industrials	0	0	3,491	3,491
Utilities	16,143	0	0	16,143
Preferred Securities
Banking & Finance	121,418	27,710	0	149,128
Short-Term Instruments
Certificates of Deposit	0	994,286	0	994,286
Commercial Paper	0	1,207,465	0	1,207,465
Repurchase Agreements	0	156,041	0	156,041
Short-Term Notes	0	172,664	0	172,664
Japan Treasury Bills	0	24,095,276	0	24,095,276
Mexico Treasury Bills	0	230,792	0	230,792
U.S. Treasury Bills	0	777,443	0	777,443
PIMCO Short-Term Floating NAV Portfolio	42,711,073	0	0	42,711,073
Purchased Options
Interest Rate Contracts	0	23,638	0	23,638
	$42,881,130	$276,594,834	$1,450,847	$320,926,811

Short Sales, at value	$0	$(4,106,281)	$0	$(4,106,281)

See Accompanying Notes	Semiannual Report	September 30, 2011	59

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$135,581	$0	$135,581
Foreign Exchange Contracts	0	1,851,198	0	1,851,198
Interest Rate Contracts	1,246,094	2,113,414	61	3,359,569
	$1,246,094	$4,100,193	$61	$5,346,348

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,223,654)	0	(1,223,654)
Foreign Exchange Contracts	0	(1,897,519)	0	(1,897,519)
Interest Rate Contracts	(11,227)	(2,561,747)	(159,364)	(2,732,338)
	$(11,227)	$(5,682,920)	$(159,364)	$(5,853,511)
Totals	$44,115,997	$270,905,826	$1,291,544	$316,313,367

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (9)
Investments, at value
Bank Loan Obligations	$44,644	$93,127	$0	$22	$0	$(497)	$0	$0	$137,296	$(497)
Corporate Bonds & Notes
Banking & Finance	239,637	14,313	(90,810)	(12)	4,075	(16,438)	0	(54,147)	96,618	649
Industrials	182,410	0	(30,995)	(225)	(139)	(6,126)	0	(1,062)	143,863	(5,375)
Utilities	1,223	0	(125)	1	2	(44)	0	0	1,057	(39)
Municipal Bonds & Notes
Ohio	0	81,127	0	47	0	(251)	0	0	80,923	(252)
U.S. Government Agencies	138,153	75,876	(31,232)	(879)	(105)	3,051	6,705	0	191,569	2,682
Mortgage-Backed Securities	70,004	359,996	(11,003)	278	1,041	(3,807)	53,532	(51,853)	418,188	(4,879)
Asset-Backed Securities	841,062	215,851	(121,958)	1,458	3,860	(29,930)	0	(532,501)	377,842	(9,380)
Sovereign Issues	549,754	0	(550,868)	14	0	1,100	0	0	0	0
Convertible Preferred Securities
Industrials	$0	$0	$0	$0	$0	$3,491	$0	$0	$3,491	$3,491

	$2,066,887	$840,290	$(836,991)	$704	$8,734	$(49,451)	$60,237	$(639,563)	$1,450,847	$(13,600)

Financial Derivative Instruments (7) - Assets
Interest Rate Contracts	$0	$0	$0	$0	$0	$61	$0	$0	$61	$61

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(275,943)	$0	$0	$0	$0	$116,579	$0	$0	$(159,364)	$116,579

Totals	$1,790,944	$840,290	$(836,991)	$704	$8,734	$67,189	$60,237	$(639,563)	$1,291,544	$103,040

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.

60	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(w)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$23,638	$23,638
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	5,928	5,928
Unrealized appreciation on foreign currency contracts	0	0	0	1,851,198	0	1,851,198
Unrealized appreciation on OTC swap agreements	0	135,581	0	0	2,073,536	2,209,117

	$0	$135,581	$0	$1,851,198	$2,103,102	$4,089,881

Liabilities:
Written options outstanding	$0	$41,598	$0	$0	$768,741	$810,339
Variation margin payable on financial derivative instruments (2)	0	0	0	0	143,695	143,695
Unrealized depreciation on foreign currency contracts	0	0	0	1,893,149	0	1,893,149
Unrealized depreciation on OTC swap agreements	0	1,182,056	0	4,370	1,818,760	3,005,186

	$0	$1,223,654	$0	$1,897,519	$2,731,196	$5,852,369

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$(68,547)	$285,657	$9,516	$5,744	$(2,987,390)	$(2,755,020)
Net realized (loss) on foreign currency transactions	0	0	0	(509,722)	0	(509,722)

	$(68,547)	$285,657	$9,516	$(503,978)	$(2,987,390)	$(3,264,742)

See Accompanying Notes	Semiannual Report	September 30, 2011	61

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$10,079	$10,079
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	(1,469,523)	0	(20,475)	2,384,134	894,136
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(80,266)	0	(80,266)

	$0	$(1,469,523)	$0	$(100,741)	$2,394,213	$823,949

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,234,867 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(93,671) as reported in the Notes to Schedule of Investments.

(x)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(36,352)	$31,798	$(4,554)
BPS	6,844	9,339	16,183
BRC	474,531	(327,270)	147,261
CBK	(704,799)	791,540	86,741
DUB	(105,754)	162,375	56,621
FBF	(49,713)	44,653	(5,060)
FBL	72,673	(56,060)	16,613
GLM	204,961	(39,690)	165,271
GST	(114,925)	116,133	1,208
HUS	18,265	1,100	19,365
JPM	(360,706)	388,380	27,674
MSC	76,300	(60,745)	15,555
MYC	311,349	(294,145)	17,204
RBC	130,493	(104,470)	26,023
RYL	(588,326)	586,695	(1,631)
SOG	(20,478)	17,906	(2,572)
UAG	(236,577)	583,393	346,816

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

62	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2011

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares of the PIMCO Total Return Fund (the “Fund”) offered by the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Semiannual Report	September 30, 2011	63

Notes to Financial Statements (Cont.)

(d) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

64	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2011

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Semiannual Report	September 30, 2011	65

Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. Investments in privately held investment funds where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

66	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2011

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Fund uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Fund’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Fund.

Semiannual Report	September 30, 2011	67

Notes to Financial Statements (Cont.)

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities,

68	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2011

collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may

Semiannual Report	September 30, 2011	69

Notes to Financial Statements (Cont.)

include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Payment In-Kind Securities  The Fund may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

(f) Repurchase Agreements  The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(g) Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2011 are disclosed in the Notes to the Schedule of Investments.

(h) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In

70	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2011

periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(i) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(j) U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(k) When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Semiannual Report	September 30, 2011	71

Notes to Financial Statements (Cont.)

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Fund.

(a) Foreign Currency Contracts  The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing

72	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2011

options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  The Fund may write or purchase inflation-capped options. When the Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Fund purchases an inflation-capped option, the Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. For a Fund with income linked to inflation, writing inflation-capped options provides additional income and hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities.

Options on Exchange-Traded Futures Contracts  The Fund may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. The Fund may write a Futures Option for income purposes or to hedge an existing position or future investment. The Fund may purchase Futures Options for speculative purposes or to manage exposure to market movements.

Credit Default Swaptions  The Fund may write or purchase credit default swaption agreements. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future. The Fund may enter into credit default swaption agreements to earn income on the premiums or to hedge exposure to the credit risk of an investment without making a commitment to the underlying contract.

Interest Rate Swaptions  The Fund may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

Semiannual Report	September 30, 2011	73

Notes to Financial Statements (Cont.)

Straddle Options  The Fund may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A short straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The short straddle profits when the underlying security price has little volatility before the expiration date. A long straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The long straddle profits when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Fund may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered commodities exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the

74	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2011

swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a

Semiannual Report	September 30, 2011	75

Notes to Financial Statements (Cont.)

credit event). The Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2011 for which the Fund is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  The Fund may enter into cross-currency swap agreements to gain or mitigate exposure on currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The

76	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2011

re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6.  PRINCIPAL RISKS

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the

Semiannual Report	September 30, 2011	77

Notes to Financial Statements (Cont.)

case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Fund by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal

78	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2011

certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Semiannual Report	September 30, 2011	79

Notes to Financial Statements (Cont.)

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the Act (“Rule 12b-1”) to allow for payment of up to 0.25% per annum of the Class D supervisory and administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D (1)	A, B, C and R Classes
0.21%	0.31%	0.21%	0.50%	0.35%(2)
(1)	As described above, the Supervision and Administration Agreement includes a plan adopted under deemed to be primarily intended to result in the sale of Class D shares.
(2)	Effective May 1, 2011, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.35% per annum.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust is permitted to reimburse the Distributor on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to the Distributor was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2011.

80	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2011

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and R Classes of the Trust, the Trust compensates the Distributor or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and R Classes. The Trust paid the Distributor distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

The Distributor also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2011, the Distributor received $9,953,873 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except, PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

Semiannual Report	September 30, 2011	81

Notes to Financial Statements (Cont.)

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2011, the Fund below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$5,282,092	$1,815,719

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended September 30, 2011 (amounts in thousands):

Market Value 03/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)	Market Value 09/30/2011	Dividend Income
$35,373,075	$12,063,268	$(4,700,200)	$100	$(25,170)	$42,711,073	$63,268

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also

82	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2011

result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$660,040,287	$608,702,738	$47,777,502	$36,161,741

11.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Total Return Fund
	Six Months Ended 09/30/2011		Year Ended 03/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,219,363	$24,431,258	4,352,339	$48,719,617
Class P	241,340	2,657,374	599,056	6,668,275
Administrative Class	362,585	3,993,088	888,891	9,968,251
Class D	250,728	2,761,369	656,143	7,367,979
Class A	382,099	4,207,116	967,022	10,838,779
Class B	261	2,870	1,633	18,182
Class C	97,861	1,077,147	346,323	3,896,480
Class R	52,210	575,029	120,657	1,351,134

Issued as reinvestment of distributions
Institutional Class	185,364	2,037,983	929,471	10,186,067
Class P	5,319	58,473	17,564	192,358
Administrative Class	43,390	477,120	230,917	2,529,242
Class D	23,405	257,333	124,141	1,359,364
Class A	28,987	318,698	161,254	1,765,024
Class B	327	3,596	3,151	34,446
Class C	7,095	78,014	52,089	568,406
Class R	3,037	33,385	15,837	173,145

Cost of shares redeemed
Institutional Class	(1,695,823)	(18,645,611)	(4,179,855)	(46,490,756)
Class P	(178,418)	(1,963,023)	(360,028)	(3,999,829)
Administrative Class	(501,622)	(5,521,936)	(1,019,803)	(11,355,407)
Class D	(229,499)	(2,524,713)	(643,508)	(7,146,134)
Class A	(366,698)	(4,034,381)	(1,082,682)	(12,083,436)
Class B	(12,048)	(132,618)	(43,755)	(490,812)
Class C	(127,116)	(1,398,825)	(327,585)	(3,629,084)
Class R	(37,078)	(408,088)	(77,811)	(866,122)
Net increase resulting from Fund share transactions	755,069	$8,340,658	1,731,461	$19,575,169

Semiannual Report	September 30, 2011	83

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2011

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2011, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of September 30, 2011, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$8,541,308	$(4,539,433)	$4,001,875
(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, unamortized premium on convertible bonds, passive foreign investment companies, and interest only basis adjustments for federal income tax purposes.

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Fund’s financial statements.

84	PIMCO TOTAL RETURN FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.
BPS	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.
BRC	Barclays Bank PLC	MSC	Morgan Stanley & Co., Inc.
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services, Inc.
DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
FBF	Credit Suisse International	RYL	Royal Bank of Scotland Group PLC
FBL	Credit Suisse AG	SOG	Societe Generale
GLM	Goldman Sachs Bank USA	UAG	UBS AG
GST	Goldman Sachs International

Currency Abbreviations:
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	PHP	Philippine Peso
CNY	Chinese Renminbi	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	TRY	Turkish New Lira
IDR	Indonesian Rupiah	TWD	Taiwanese Dollar
INR	Indian Rupee	USD	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.HY	Credit Derivatives Index - High Yield	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	GTD	Guaranteed
AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
CR	Custodial Receipts	PSF	Public School Fund
FGIC	Financial Guaranty Insurance Co.	Q-SBLF	Qualified School Bond Loan Fund
FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	CMO	Collateralized Mortgage Obligation
AID	Agency International Development	EURIBOR	Euro Interbank Offered Rate
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds	MBS	Mortgage-Backed Security
CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap
CDO	Collateralized Debt Obligation	REIT	Real Estate Investment Trust
CLO	Collateralized Loan Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio

Semiannual Report	September 30, 2011	85

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements

Approval of the Amended and Restated Investment Advisory Contract and Amended and Restated Supervision and Administration Agreement for PIMCO Credit Absolute Return Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund, PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2035 Fund, PIMCO Senior Floating Rate Fund, PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund and PIMCO Total Return Fund IV

At a meeting held on August 15-16, 2011, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2012. The Board also considered and approved for an additional one-year term through August 31, 2012, the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2012; and (ii) Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS® TR Strategy Fund and PIMCO Fundamental IndexPLUS® TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2012.

The Board, including all of the independent Trustees, approved the Investment Advisory Contract and Supervision and Administration Agreement (the “New Funds’ Agreements”) on behalf of PIMCO International Fundamental IndexPLUS® TR Strategy Fund, PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2035 Fund, PIMCO Senior Floating Rate Fund, PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund and PIMCO Total Return Fund IV, at a meeting on February 28, 2011, and on behalf of PIMCO Credit Absolute Return Fund and PIMCO Inflation Response Multi-Asset Fund, at a meeting on May 23, 2011 (together with PIMCO International Fundamental IndexPLUS® TR Strategy Fund, PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2035 Fund, PIMCO Senior Floating Rate Fund, PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund and PIMCO Total Return Fund IV, the “New Funds”). At the meeting held on August 15-16, 2011, the Board also considered and approved the Sub-Advisory Agreement (the “RAFI Sub-Advisory Agreement”) with RALLC, on behalf of PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and

86	PIMCO TOTAL RETURN FUND

(Unaudited)

supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds and, if available, information about the fees charged and services provided to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of the New Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to the New Funds.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 15-16, 2011 meeting. The independent Trustees also met with counsel to the Trust on August 4, 2011 to discuss the materials presented.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the applicable New Funds’ Agreements and the RAFI Sub-Advisory Agreement at the February 28, 2011, May 23, 2011 and August 15-16, 2011 meetings.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and the approval of the New Funds’ Agreements and the RAFI Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and

Semiannual Report	September 30, 2011	87

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee. The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees considered that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2010, including, but not limited to, undertaking significant technology initiatives; assuming responsibility for certain sub-administration services and decoupling from the Allianz Funds; broadening the PIMCO Retail Oversight (“PRO”) group to include oversight of institutional classes; implementing a quality management system for processes/activities; converting to a prospectus content management system; developing a “Pricing Portal” to streamline and automate certain pricing functions; continuing to implement fair valuation level assignments per FAS 157; planning to outsource net asset value delivery to another service provider to accelerate delivery timing to intermediaries; improving the review of Boston Financial Data Services’ large trade processing; implementing new cost basis reporting; establishing a new Funds’ website; and creating the PIMCO Risk Committee, which is the global risk oversight committee at PIMCO.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board also considered the sub-advisory services to be provided to the PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund under the RAFI Sub-Advisory Agreement. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, RALLC’s principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by RALLC under the Asset Allocation Agreements, Sub-Advisory Agreements and RAFI Sub-Advisory Agreement are likely to benefit the Funds, the New Funds and their shareholders.

88	PIMCO TOTAL RETURN FUND

(Unaudited)

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3.	Investment Performance

As the New Funds had not yet commenced operations at the time the Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2011 and other performance data, as available, for the period ended June 30, 2011 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2011 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 15-16, 2011 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods. The Board noted that, as of May 31, 2011, the Institutional Class of 76%, 73% and 64% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis

Semiannual Report	September 30, 2011	89

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 5 years of performance history, more than 90% outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2011, as indicated in the PIMCO Report. The Board considered that, over periods three years and longer ended May 31, 2011, more than 90% of Funds (based on Institutional Class performance) have outperformed the relative benchmark indexes on a net-of-fees basis. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the supervisory and administrative fee for certain classes for several Funds, as well as historic fee reductions, including the significant supervisory and administrative fee reductions that took effect in May 2011.

The Board considered the intensive nature of managing bond funds, noting that it requires a number of factors, including, varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

The Board considered that PIMCO strives to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also noted that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate.

90	PIMCO TOTAL RETURN FUND

(Unaudited)

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

With respect to the New Funds, the Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. The Trustees noted that the advisory fees for the Funds were the same or lower than PIMCO separate account fees in 31 out of 44 strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

With respect to the PIMCO Credit Absolute Return Fund and PIMCO Total Return Fund IV, the Board reviewed data comparing the advisory fees to the standard fee rate PIMCO charges to separate accounts and other clients with a similar investment strategy. At the time the Board considered the advisory fees, PIMCO did not manage any separate accounts or other products with investment strategies similar to the PIMCO Inflation Response Multi-Asset Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund, PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2035 Fund, PIMCO Senior Floating Rate Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund, and, thus, no comparative fee information was considered.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO

Semiannual Report	September 30, 2011	91

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

In connection with the approval of the New Funds’ Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreements. The Board concluded that the New Funds’ proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. With respect to the New Funds, the Board also noted that PIMCO proposed to add the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreements would likely benefit each New Fund and its shareholders.

92	PIMCO TOTAL RETURN FUND

(Unaudited)

5.	Adviser Costs, Level of Profits and Economies of Scale

As the New Funds are newly organized, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were similar to the previous year, and within the ranges, but above the median of publicly held investment management companies reported by Lipper and Strategic Insight. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through fee reductions or waivers, the pricing of funds to scale from inception and the enhancement of services provided in return for fees paid. The Trustees also considered that the unified fee has provided inherent economies of scale by maintaining fixed fees even if a particular Fund’s operating costs rise. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been “built” on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. The Board noted that, in general, fee rates for the Funds had been set competitively, had been reduced for some Funds over time, had been held steady for most Funds as assets grew and continued to be competitive compared with peers. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets.

The Board concluded that the Funds’ cost structures and the New Funds’ proposed cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

Semiannual Report	September 30, 2011	93

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

(Unaudited)

7.	Conclusions

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreements and the Sub-Advisory Agreements, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreements and the RAFI Sub-Advisory Agreement were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund and the fees paid to RALLC by PIMCO under the RAFI Sub-Advisory Agreement, and that the approval of the New Funds’ Agreements and the RAFI Sub-Advisory Agreement was in the best interests of the New Funds and their shareholders.

94	PIMCO TOTAL RETURN FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

Sign up for e-delivery

To get future prospectuses online and to eliminate mailings, go to: pimco.com/edelivery

pimco.com/investments

PF4009SAR_093011

Semiannual Report

September 30, 2011

Your Global Investment Authority

PIMCO Funds

PIMCO Real Return Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

Page

Chairman’s Letter	2
Important Information About the PIMCO Real Return Fund	4
Fund Summary	6
Expense Example	8
Benchmark Descriptions	9
Financial Highlights	10
Statement of Assets and Liabilities	14
Statement of Operations	16
Statements of Changes in Net Assets	17
Schedule of Investments	18
Notes to Financial Statements	44
Glossary	65
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements	66

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Over the six-month reporting period, a number of events caused heightened investor nervousness and market volatility, which weighed on financial markets globally. In particular, the U.S. Congress flirted with possible default in what turned out to be political theater over the new debt ceiling, and at its end, the U.S. lost its prized AAA credit rating for long-term debt from Standard & Poor’s. In fact, polarization in Washington is high, including the divide in ideologies and in economic vision for the role and efficacy of fiscal policy. Within Europe, mounting concern about debt restructurings in peripheral European countries, amplified by the potential default of Greece and contagion to the rest of the region and to the global banking sector, increased speculation of a possible breakup of the Eurozone. A number of European economies are suffering from a significant loss of competitiveness, high debt loads and negative demographics. And in the Middle East and North Africa, ongoing social unrest and political uncertainty have increased concern over stability in the region.

In sum, these events weighed heavily on global investor sentiment and are clear indicators of significant structural re-alignments—social, political and economic—taking place at once throughout the world. Governments worldwide will be required to work together in a coordinated effort to address these growing issues of economic power and decline. In this fluid market environment being prepared for, and vigilant to, multiple scenarios is crucial to first managing the heightened risks and second in finding attractive investment opportunities throughout the global marketplace.

Included below are highlights of the financial markets during our six-month reporting period:

■

U.S. Treasury yields declined across the yield curve as prices rose during the reporting period due to the flight-to-quality brought on primarily by growing investor concern over the European sovereign debt crisis, a slowing global economy, and the downgrade of the U.S. credit rating by Standard & Poor’s in August. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25% and announced a new “Operation Twist” policy initiative, repeated from 1961, again designed to replace short-term debt with longer-term U.S. Treasuries to try to support the economy by reducing long-term interest rates. The Bank of England held its key lending rate at 0.50%, while the European Central Bank raised its main policy rate to 1.50% during the first part of the period in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 1.92% at the end of the reporting period, or 1.55% lower than on March 31, 2011. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 6.20% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 8.33%. The gains were driven by the rally in longer-term TIPS due to an investor flight-to-quality and slower global growth prospects amid heightened sovereign risk concerns in the U.S. and Europe. Shorter-maturity TIPS, however, sold-off given lower commodity prices in addition to upcoming negative inflation seasonality. Despite strong overall gains, TIPS underperformed their nominal U.S. Treasury counterparts as breakeven inflation levels, also a measure of market inflation expectations, narrowed dramatically for all maturities as the investor flight-to-quality bid favored nominal U.S. Treasury debt over TIPS. Also, investor inflation expectations softened as a direct result of slowing global economic growth.

■

Agency mortgage-backed securities (“MBS”) underperformed like-duration U.S. Treasury securities amid the flight-to-quality and speculation regarding a widespread government induced refinancing program. The Federal Reserve announced that it would continue to

2	PIMCO REAL RETURN FUND

re-invest pay-downs (or the principal returned on a security to the investor) on its Agency MBS and Agency debt into Agency MBS, which helped support Agency MBS asset prices. Non-Agency MBS and commercial MBS also underperformed like-duration U.S. Treasury securities due to increased risk aversion and broad market volatility during the reporting period.

■

Municipal Bonds, including both tax-exempt and taxable Build America Bonds (“BABs”), posted positive returns but underperformed like-duration U.S. Treasury securities due to the flight-to-quality rally in U.S. Treasuries during the period. Municipal bond yields declined across the municipal yield curve as default worries eased and technical factors, such as low new issue supply, supported municipal bond prices. Demand for BABs (taxable municipal bonds) was strong as the securities provided attractive risk-adjusted yields versus similarly rated corporate bonds.

■

Emerging market (“EM”) fixed income assets underperformed U.S. Treasury securities due to general risk aversion and increased market volatility related to global factors. EM spread widening was larger in lower quality EM countries, which generally underperformed the broader EM external debt market. In EM local currency instruments, EM currencies depreciated against the U.S. dollar amid a flight to the U.S. dollar’s perceived better safety. The weakness in EM currencies also affected the performance of EM local currency denominated debt.

■

Equity markets worldwide generally posted negative returns due to increased risk aversion and heightened market volatility brought on by global macroeconomic events. U.S. equities, as measured by the S&P 500 Index, declined 13.78% and global equities, as represented by the MSCI World Index, declined 16.22%. Emerging market equities, as measured by the MSCI Emerging Markets Index, declined 23.45% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to the Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-866-746-2602. We also invite you to visit our website at www.pimco.com/investments, or our investment manager’s website at www.pimco.com, to learn more about our views and for expanded market commentary.

Sincerely, Brent R. Harris Chairman of the Board and President, PIMCO Funds November 15, 2011

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2011	3

Important Information About the PIMCO Real Return Fund

This material is authorized for use only when preceded or accompanied by the Fund’s current prospectus.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in foreign (non-U.S.) securities entails additional risks, including political and economic risk and the risk of currency fluctuations; these risks may be enhanced in emerging markets. High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

On the Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns Chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any CDSC that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a Contingent Deferred Sales Charge (“CDSC”), which declines from 5% in the first year to 0% after the sixth year. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class A, Class C, Class D and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund summary page are as of the currently effective prospectus, as supplemented to date. The Cumulative Return chart assumes the initial investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance average of funds that are tracked by Lipper that have the same Fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes.

4	PIMCO REAL RETURN FUND

As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments.

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares. The Class P shares of the Fund were first offered in (4/08). The Administrative Class shares of the Fund were first offered in (4/00). Class D shares of the Fund were first offered in (4/98). The Class A, Class B and Class C shares of the Fund were first offered in (1/97). The Class R shares of the Fund were first offered in (12/02).

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (866) 746-2602, on the Fund’s website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (866) 746-2602 and on the Fund’s website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO advised Funds are distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019, www.pimco.com/investments, (888) 87-PIMCO.

Semiannual Report	September 30, 2011	5

PIMCO Real Return Fund

Cumulative Returns Through September 30, 2011

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/29/1997)
PIMCO Real Return Fund Institutional Class	6.69%	7.65%	7.47%	7.45%	7.70%
PIMCO Real Return Fund Class P	6.63%	7.54%	7.36%	7.35%	7.61%
PIMCO Real Return Fund Administrative Class	6.55%	7.38%	7.20%	7.18%	7.42%
PIMCO Real Return Fund Class D	6.47%	7.22%	7.02%	6.99%	7.24%
PIMCO Real Return Fund Class A	6.47%	7.19%	6.99%	6.97%	7.23%
PIMCO Real Return Fund Class A (adjusted)	2.48%	3.17%	6.34%	6.65%	7.01%
PIMCO Real Return Fund Class B	6.07%	6.38%	6.19%	6.41%	6.85%
PIMCO Real Return Fund Class B (adjusted)	1.07%	1.38%	5.88%	6.41%	6.85%
PIMCO Real Return Fund Class C	6.20%	6.65%	6.46%	6.44%	6.69%
PIMCO Real Return Fund Class C (adjusted)	5.20%	5.65%	6.46%	6.44%	6.69%
PIMCO Real Return Fund Class R	6.34%	6.92%	6.73%	6.71%	6.95%
Barclays Capital U.S. TIPS Index	8.33%	9.87%	7.10%	7.17%	6.97%	**
Lipper Treasury Inflation-Protected Securities Funds Average	6.57%	7.78%	5.90%	6.44%	6.48%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 01/31/1997.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.PIMCO.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 5% CDSC on Class B one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratios are 0.46% for Institutional Class shares, 0.56% for Class P shares, 0.71% for Administrative Class shares, 0.86% for Class D shares, 0.86% for Class A shares, 1.61% for Class B shares, 1.36% for Class C shares, and 1.11% for Class R shares.

6	PIMCO REAL RETURN FUND

Institutional Class - PRRIX	Class P - PRLPX	Administrative Class - PARRX	Class D - PRRDX
Class A - PRTNX	Class B - PRRBX	Class C - PRTCX	Class R - PRRRX

Allocation Breakdown‡

U.S. Treasury Obligations	72.6%
Corporate Bonds & Notes	10.7%
Sovereign Issues	4.8%
Short-Term Instruments	4.7%
Mortgage-Backed Securities	3.2%
Other	4.0%

‡	% of Total Investments as of 09/30/11

Portfolio Insights

»

The PIMCO Real Return Fund seeks maximum real return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Exposure to U.S. nominal duration (or sensitivity to changes in market interest rates) added to performance as nominal yields rallied during the reporting period.

»	Exposure to Australian real duration contributed to performance as Australian real yields declined during the reporting period.
»	An underweight to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from returns as U.S. real yields rallied across most maturities during the reporting period.

»	Holdings of Italian inflation-linked bonds detracted from returns as Italian real yields rose during the reporting period.

»	Exposure to select corporate securities detracted from returns as spreads over U.S. Treasuries widened during the reporting period.

»

Exposure to a basket of select emerging market currencies detracted from returns as these currencies depreciated against the U.S. dollar; however, short exposure to the euro somewhat limited the downside.

Semiannual Report	September 30, 2011	7

Expense Example

The following disclosure provides important information regarding the Fund’s Expense Example (“Example” or “Expense Example”). Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held from April 1, 2011 to September 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/11)	Ending Account Value (09/30/11)	Expenses Paid During Period *	Beginning Account Value (04/01/11)	Ending Account Value (09/30/11)	Expenses Paid During Period *	Net Annualized Expense Ratio
Institutional Class	$1,000.00	$1,066.88	$2.38	$1,000.00	$1,022.70	$2.33	0.46%
Class P	1,000.00	1,066.34	2.89	1,000.00	1,022.20	2.83	0.56
Administrative Class	1,000.00	1,065.54	3.67	1,000.00	1,021.45	3.59	0.71
Class D	1,000.00	1,064.74	4.44	1,000.00	1,020.70	4.34	0.86
Class A	1,000.00	1,064.69	4.49	1,000.00	1,020.65	4.39	0.87
Class B	1,000.00	1,060.65	8.35	1,000.00	1,016.90	8.17	1.62
Class C	1,000.00	1,062.02	7.06	1,000.00	1,018.15	6.91	1.37
Class R	1,000.00	1,063.36	5.78	1,000.00	1,019.40	5.65	1.12

*For each class of the Fund, expenses are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

8	PIMCO REAL RETURN FUND

Benchmark Descriptions

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index	The MSCI (Morgan Stanley Capital International) Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging market equity performance. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI (Morgan Stanley Capital International) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2011	9

Financial Highlights PIMCO Real Return Fund

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Institutional Class
04/01/2011 - 09/30/2011+	$11.49	$0.27	$0.49	$0.76	$(0.27)	$0.00	$0.00
03/31/2011	10.87	0.28	0.63	0.91	(0.29)	0.00	0.00
03/31/2010	10.00	0.40	0.93	1.33	(0.46)	0.00	0.00
03/31/2009	11.45	0.33	(1.05)	(0.72)	(0.34)	(0.39)	0.00
03/31/2008	10.89	0.62	0.91	1.53	(0.60)	(0.37)	0.00
03/31/2007	10.82	0.40	0.13	0.53	(0.37)	(0.08)	(0.01)
Class P
04/01/2011 - 09/30/2011+	11.49	0.26	0.50	0.76	(0.27)	0.00	0.00
03/31/2011	10.87	0.28	0.62	0.90	(0.28)	0.00	0.00
03/31/2010	10.00	0.34	0.98	1.32	(0.45)	0.00	0.00
04/30/2008 - 03/31/2009	11.22	0.10	(0.63)	(0.53)	(0.30)	(0.39)	0.00
Administrative Class
04/01/2011 - 09/30/2011+	11.49	0.25	0.50	0.75	(0.26)	0.00	0.00
03/31/2011	10.87	0.25	0.64	0.89	(0.27)	0.00	0.00
03/31/2010	10.00	0.38	0.93	1.31	(0.44)	0.00	0.00
03/31/2009	11.45	0.27	(1.01)	(0.74)	(0.32)	(0.39)	0.00
03/31/2008	10.89	0.58	0.92	1.50	(0.57)	(0.37)	0.00
03/31/2007	10.82	0.35	0.16	0.51	(0.35)	(0.08)	(0.01)
Class D
04/01/2011 - 09/30/2011+	11.49	0.25	0.49	0.74	(0.25)	0.00	0.00
03/31/2011	10.87	0.24	0.63	0.87	(0.25)	0.00	0.00
03/31/2010	10.00	0.36	0.93	1.29	(0.42)	0.00	0.00
03/31/2009	11.45	0.25	(1.01)	(0.76)	(0.30)	(0.39)	0.00
03/31/2008	10.89	0.57	0.91	1.48	(0.55)	(0.37)	0.00
03/31/2007	10.82	0.34	0.15	0.49	(0.33)	(0.08)	(0.01)

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.35%.

10	PIMCO REAL RETURN FUND	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.27)	$11.98	6.69%	$8,384,947	0.46	%*	0.45	%*	4.58	%*	60	%**
(0.29)	11.49	8.48	7,559,915	0.46		0.45		2.51		174	**
(0.46)	10.87	13.51	7,762,237	0.48		0.45		3.79		408
(0.73)	10.00	(5.91)	5,101,322	0.65		0.45		3.13		915
(0.97)	11.45	14.84	8,177,173	0.45		0.45		5.62		806
(0.46)	10.89	5.00	5,427,623	0.45		0.45		3.67		480

(0.27)	11.98	6.63	1,380,892	0.56	*	0.55	*	4.46	*	60	**
(0.28)	11.49	8.37	1,176,669	0.56		0.55		2.45		174	**
(0.45)	10.87	13.39	670,522	0.56		0.55		3.18		408
(0.69)	10.00	(4.38)	2,031	0.86	*	0.55	*	1.14	*	915

(0.26)	11.98	6.55	1,330,544	0.71	*	0.70	*	4.30	*	60	**
(0.27)	11.49	8.21	1,192,602	0.71		0.70		2.24		174	**
(0.44)	10.87	13.22	1,060,100	0.73		0.70		3.57		408
(0.71)	10.00	(6.14)	738,750	0.94		0.70		2.59		915
(0.94)	11.45	14.56	764,876	0.70		0.70		5.25		806
(0.44)	10.89	4.74	453,363	0.70		0.70		3.21		480

(0.25)	11.98	6.47	2,070,251	0.86	*	0.85	*	4.17	*	60	**
(0.25)	11.49	8.04	1,819,723	0.86		0.85		2.10		174	**
(0.42)	10.87	13.05	1,476,692	0.88		0.85		3.42		408
(0.69)	10.00	(6.30)	1,003,987	1.12	(b)	0.88	(b)	2.42		915
(0.92)	11.45	14.33	1,121,850	0.90		0.90		5.22		806
(0.42)	10.89	4.53	873,320	0.90		0.90		3.19		480

Semiannual Report	September 30, 2011	11

Financial Highlights PIMCO Real Return Fund (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Class A
04/01/2011 - 09/30/2011+	$11.49	$0.25	$0.49	$0.74	$(0.25)	$0.00	$0.00
03/31/2011	10.87	0.23	0.63	0.86	(0.24)	0.00	0.00
03/31/2010	10.00	0.37	0.91	1.28	(0.41)	0.00	0.00
03/31/2009	11.45	0.23	(0.99)	(0.76)	(0.30)	(0.39)	0.00
03/31/2008	10.89	0.58	0.90	1.48	(0.55)	(0.37)	0.00
03/31/2007	10.82	0.34	0.15	0.49	(0.33)	(0.08)	(0.01)
Class B
04/01/2011 - 09/30/2011+	11.49	0.22	0.47	0.69	(0.20)	0.00	0.00
03/31/2011	10.87	0.15	0.63	0.78	(0.16)	0.00	0.00
03/31/2010	10.00	0.31	0.90	1.21	(0.34)	0.00	0.00
03/31/2009	11.45	0.19	(1.03)	(0.84)	(0.22)	(0.39)	0.00
03/31/2008	10.89	0.51	0.88	1.39	(0.46)	(0.37)	0.00
03/31/2007	10.82	0.27	0.14	0.41	(0.25)	(0.08)	(0.01)
Class C
04/01/2011 - 09/30/2011+	11.49	0.22	0.49	0.71	(0.22)	0.00	0.00
03/31/2011	10.87	0.18	0.63	0.81	(0.19)	0.00	0.00
03/31/2010	10.00	0.30	0.93	1.23	(0.36)	0.00	0.00
03/31/2009	11.45	0.19	(1.00)	(0.81)	(0.25)	(0.39)	0.00
03/31/2008	10.89	0.53	0.89	1.42	(0.49)	(0.37)	0.00
03/31/2007	10.82	0.30	0.13	0.43	(0.27)	(0.08)	(0.01)
Class R
04/01/2011 - 09/30/2011+	11.49	0.23	0.49	0.72	(0.23)	0.00	0.00
03/31/2011	10.87	0.20	0.64	0.84	(0.22)	0.00	0.00
03/31/2010	10.00	0.33	0.93	1.26	(0.39)	0.00	0.00
03/31/2009	11.45	0.17	(0.96)	(0.79)	(0.27)	(0.39)	0.00
03/31/2008	10.89	0.53	0.92	1.45	(0.52)	(0.37)	0.00
03/31/2007	10.82	0.30	0.16	0.46	(0.30)	(0.08)	(0.01)

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective May 1, 2011, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.35%.

12	PIMCO REAL RETURN FUND	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.25)	$11.98	6.47%	$4,666,392	0.87	%*(b)	0.86	%*(b)	4.18	%*	60	%**
(0.24)	11.49	7.99	4,264,937	0.91		0.90		2.06		174	**
(0.41)	10.87	13.00	3,868,404	0.93		0.90		3.45		408
(0.69)	10.00	(6.33)	3,115,455	1.15		0.90		2.24		915
(0.92)	11.45	14.33	3,112,012	0.90		0.90		5.29		806
(0.42)	10.89	4.53	2,880,617	0.90		0.90		3.16		480

(0.20)	11.98	6.07	80,010	1.62	*(b)	1.61	*(b)	3.77	*	60	**
(0.16)	11.49	7.19	135,904	1.66		1.65		1.29		174	**
(0.34)	10.87	12.16	316,880	1.68		1.65		2.89		408
(0.61)	10.00	(7.03)	379,558	1.87		1.65		1.82		915
(0.83)	11.45	13.49	633,778	1.65		1.65		4.62		806
(0.34)	10.89	3.76	737,160	1.65		1.65		2.52		480

(0.22)	11.98	6.20	2,792,049	1.37	*(b)	1.36	*(b)	3.69	*	60	**
(0.19)	11.49	7.46	2,625,825	1.41		1.40		1.55		174	**
(0.36)	10.87	12.44	2,387,310	1.43		1.40		2.84		408
(0.64)	10.00	(6.80)	1,543,052	1.64		1.40		1.81		915
(0.86)	11.45	13.77	1,580,743	1.40		1.40		4.80		806
(0.36)	10.89	4.02	1,493,749	1.40		1.40		2.81		480

(0.23)	11.98	6.34	384,651	1.12	*(b)	1.11	*(b)	3.85	*	60	**
(0.22)	11.49	7.72	327,677	1.16		1.15		1.80		174	**
(0.39)	10.87	12.72	255,267	1.18		1.15		3.09		408
(0.66)	10.00	(6.56)	154,856	1.44		1.15		1.69		915
(0.89)	11.45	14.05	94,611	1.15		1.15		4.81		806
(0.39)	10.89	4.27	59,303	1.15		1.15		2.76		480

Semiannual Report	September 30, 2011	13

Statement of Assets and Liabilities PIMCO Real Return Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$26,326,265
Investments in Affiliates, at value	688,404
Repurchase agreements, at value	41,138
Cash	20,161
Deposits with counterparty	4
Foreign currency, at value	4,445
Receivable for investments sold	569,793
Receivable for Fund shares sold	30,089
Interest and dividends receivable	147,594
Dividends receivable from Affiliates	99
Variation margin receivable on financial derivative instruments	1,875
OTC swap premiums paid	36,746
Unrealized appreciation on foreign currency contracts	100,960
Unrealized appreciation on OTC swap agreements	45,108
Other assets	4
28,012,685
Liabilities:
Payable for reverse repurchase agreements	$4,950,684
Payable for investments purchased	316,931
Payable for investments in Affiliates purchased	99
Payable for investments purchased on a delayed-delivery basis	1,262,204
Payable for short sales	3,129
Deposits from counterparty	115,950
Payable for Fund shares redeemed	64,103
Dividends payable	2,548
Written options outstanding	40,830
Accrued investment advisory fees	4,656
Accrued supervisory and administrative fees	5,627
Accrued distribution fees	1,650
Accrued servicing fees	1,750
Variation margin payable on financial derivative instruments	902
OTC swap premiums received	13,795
Unrealized depreciation on foreign currency contracts	99,550
Unrealized depreciation on OTC swap agreements	34,922
Other liabilities	3,619
6,922,949
Net Assets	$21,089,736
Net Assets Consist of:
Paid in capital	$19,888,319
(Overdistributed) net investment income	(25,191)
Accumulated undistributed net realized gain	335,405
Net unrealized appreciation	891,203
$21,089,736
Cost of Investments	$25,479,790
Cost of Investments in Affiliates	$688,506
Cost of Repurchase Agreements	$41,138
Cost of Foreign Currency Held	$4,848
Proceeds Received on Short Sales	$3,111
Premiums Received on Written Options	$47,443

14	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

Net Assets:
Institutional Class	$8,384,947
Class P	1,380,892
Administrative Class	1,330,544
Class D	2,070,251
Class A	4,666,392
Class B	80,010
Class C	2,792,049
Class R	384,651
Shares Issued and Outstanding:
Institutional Class	700,074
Class P	115,293
Administrative Class	111,089
Class D	172,849
Class A	389,605
Class B	6,680
Class C	233,113
Class R	32,115
Net Asset Value and Redemption Price* Per Share (Net Asset Value Per Share Outstanding):
Institutional Class	$11.98
Class P	11.98
Administrative Class	11.98
Class D	11.98
Class A	11.98
Class B	11.98
Class C	11.98
Class R	11.98

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

Semiannual Report	September 30, 2011	15

Statement of Operations PIMCO Real Return Fund

Six Months Ended September 30, 2011 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest	$513,548
Dividends	1,363
Dividends from Affiliate investments	124
Total Income	515,035

Expenses:
Investment advisory fees	25,749
Supervisory and administrative fees	31,392
Distribution and/or servicing fees - Administrative Class	1,574
Distribution fees - Class B	389
Distribution fees - Class C	6,919
Distribution fees - Class R	443
Servicing fees - Class A	5,707
Servicing fees - Class B	130
Servicing fees - Class C	3,459
Servicing fees - Class R	443
Trustees’ fees	29
Interest expense	1,487
Miscellaneous expense	12
Total Expenses	77,733

Net Investment Income	437,302

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	562,693
Net realized gain on Affiliate investments	2
Net realized (loss) on futures contracts, written options and swaps	(61,400)
Net realized (loss) on short sales	(300)
Net realized gain on foreign currency transactions	20,814
Net change in unrealized appreciation on investments	258,523
Net change in unrealized (depreciation) on Affiliate investments	(102)
Net change in unrealized appreciation on futures contracts, written options and swaps	50,886
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(891)
Net Gain	830,225

Net Increase in Net Assets Resulting from Operations	$1,267,527

16	PIMCO REAL RETURN FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Real Return Fund

(Amounts in thousands)	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
Increase in Net Assets from:

Operations:
Net investment income	$437,302	$406,333
Net realized gain	521,807	867,024
Net realized gain on Affiliate investments	2	159
Net change in unrealized appreciation	308,518	138,830
Net change in unrealized (depreciation) on Affiliate investments	(102)	0
Net increase resulting from operations	1,267,527	1,412,346

Distributions to Shareholders:
From net investment income
Institutional Class	(185,285)	(195,987)
Class P	(28,650)	(21,947)
Administrative Class	(26,547)	(27,604)
Class D	(40,745)	(37,710)
Class A	(93,561)	(88,632)
Class B	(1,922)	(3,012)
Class C	(49,981)	(42,400)
Class R	(6,673)	(5,730)

Total Distributions	(433,364)	(423,022)

Fund Share Transactions:
Net increase resulting from Fund share transactions**	1,152,321	316,516

Total Increase in Net Assets	1,986,484	1,305,840

Net Assets:
Beginning of period	19,103,252	17,797,412
End of period*	$21,089,736	$19,103,252

*Including (overdistributed) net investment income of:	$(25,191)	$(29,129)

**	See note 11 in the Notes to Financial Statements.

Semiannual Report	September 30, 2011	17

Schedule of Investments PIMCO Real Return Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%
AES Corp.
4.250% due 05/27/2018		$9,950	$9,748
AGFS Funding Co.
5.500% due 05/10/2017		26,000	22,847
Charter Communications, Inc.
2.240% due 03/06/2014		30	30
3.620% due 09/06/2016		992	963
CommScope, Inc.
5.000% due 01/14/2018		998	979
Community Health Systems, Inc.
2.471% due 07/25/2014		18	17
2.569% due 07/25/2014		9,371	8,792
Delphi Automotive LLP
3.500% due 05/17/2017		8,382	8,308
Fresenius Medical Care Holdings, Inc.
1.744% due 03/31/2013		1,492	1,476
Georgia-Pacific LLC
2.352% due 12/20/2012		5,621	5,609
2.352% due 12/22/2012		855	853
HCA, Inc.
2.619% due 11/17/2013		11,000	10,695
2.869% due 05/02/2016		5,925	5,536
Intelsat Ltd.
5.250% due 04/02/2018		3,790	3,659
Kabel Deutschland Holding AG
5.357% due 12/31/2016	EUR	5,700	7,425
Seaworld Parks and Entertainment, Inc.
4.000% due 08/16/2017		$2,640	2,571
The Weather Channel LLC
4.250% due 02/11/2017		998	987
U.S. Airways Group, Inc.
2.739% due 03/23/2014		986	843
UCI International, Inc.
5.500% due 07/26/2017		498	495
United Airlines, Inc.
3.000% due 02/01/2012		2,000	1,942
Urbi Desarrollos Urbanos S.A.B. de C.V.
3.350% due 12/16/2011		5,000	4,921
Vodafone Group PLC
6.875% due 08/17/2015		10,703	10,757

Total Bank Loan Obligations (Cost $114,193)			109,453

CORPORATE BONDS & NOTES 13.8%

BANKING & FINANCE 10.9%
Abbey National Treasury Services PLC
1.832% due 04/25/2014		37,000	35,277

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ABN AMRO Bank NV
2.023% due 01/30/2014		$59,800	$57,011
Ally Financial, Inc.
0.000% due 12/01/2012		10,000	9,100
0.000% due 06/15/2015		2,000	1,435
2.526% due 12/01/2014		1,000	859
3.478% due 02/11/2014		38,100	35,038
3.751% due 06/20/2014		1,000	913
4.500% due 02/11/2014		8,700	7,982
6.000% due 12/15/2011		13,505	13,584
6.625% due 05/15/2012		2,191	2,215
6.750% due 12/01/2014		9,400	9,061
6.875% due 08/28/2012		9,000	9,152
7.000% due 02/01/2012		15,445	15,578
7.500% due 12/31/2013		4,300	4,375
7.500% due 09/15/2020		19,700	17,902
8.300% due 02/12/2015		8,900	8,822
American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011		500	503
American International Group, Inc.
0.305% due 04/03/2012	JPY	830,000	10,675
0.360% due 10/18/2011		$7,100	7,100
4.950% due 03/20/2012		400	402
5.375% due 10/18/2011		400	400
5.450% due 05/18/2017		600	576
5.600% due 10/18/2016		1,500	1,486
5.850% due 01/16/2018		7,400	7,357
6.400% due 12/15/2020		10,500	10,730
8.175% due 05/15/2068		26,700	23,663
8.250% due 08/15/2018		26,300	29,259
8.625% due 05/22/2038	GBP	5,600	7,335
ANZ National International Ltd.
0.736% due 08/19/2014		$35,000	35,220
6.200% due 07/19/2013		28,200	30,129
ASIF Global Financing XIX
4.900% due 01/17/2013		4,700	4,763
Australia & New Zealand Banking Group Ltd.
0.630% due 06/18/2012		23,500	23,518
Banco Bradesco S.A.
2.390% due 05/16/2014		10,000	9,720
Banco do Brasil S.A.
4.500% due 01/22/2015		16,150	16,654
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		100	100
Banco Santander Brasil S.A.
2.450% due 03/18/2014		55,000	53,236
4.250% due 01/14/2016		20,000	18,924
4.500% due 04/06/2015		1,000	970
Bank of America Corp.
0.837% due 09/11/2012		400	393
1.001% due 06/11/2012	GBP	4,800	7,274
1.673% due 01/30/2014		$32,000	29,003

18	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.375% due 06/15/2014		$1,000	$992
7.375% due 05/15/2014		6,300	6,502
Bank of India
6.250% due 02/16/2021		2,300	2,253
Barclays Bank PLC
0.531% due 03/23/2017		4,000	3,604
6.050% due 12/04/2017		19,600	18,027
6.369% due 06/29/2049	GBP	800	839
7.434% due 09/29/2049		$8,700	7,178
10.179% due 06/12/2021		7,120	7,640
14.000% due 11/29/2049	GBP	8,800	14,484
BBVA Bancomer S.A.
6.500% due 03/10/2021		$11,200	10,444
Berkshire Hathaway Finance Corp.
4.850% due 01/15/2015		1,000	1,107
BNP Paribas S.A.
3.600% due 02/23/2016		1,000	986
5.000% due 01/15/2021		40,000	39,287
Boston Properties LP
4.125% due 05/15/2021		1,600	1,543
BPCE S.A.
2.375% due 10/04/2013		10,000	9,736
4.625% due 07/29/2049	EUR	700	483
5.250% due 07/29/2049		700	502
9.000% due 03/29/2049		1,400	1,484
CIT Group, Inc.
5.250% due 04/01/2014		$28,100	27,327
Citigroup Capital XXI
8.300% due 12/21/2077		6,200	6,092
Citigroup, Inc.
1.693% due 01/12/2012	EUR	2,600	3,477
2.286% due 08/13/2013		$3,728	3,690
5.500% due 04/11/2013		23,400	24,095
6.000% due 02/21/2012		10,000	10,157
6.500% due 08/19/2013		10,000	10,529
7.375% due 06/16/2014	EUR	900	1,277
Commonwealth Bank of Australia
0.630% due 09/17/2014		$66,900	66,988
0.717% due 12/10/2012		4,000	4,016
0.858% due 06/25/2014 (h)		62,000	62,439
Countrywide Financial Corp.
0.709% due 05/07/2012		2,650	2,550
5.800% due 06/07/2012		54,100	54,267
Credit Agricole Home Loan SFH
1.002% due 07/21/2014		40,600	39,640
Credit Agricole S.A.
5.136% due 12/29/2049	GBP	1,700	1,379
8.125% due 10/29/2049		400	409
Danske Bank A/S
1.299% due 04/14/2014		$24,200	22,988
5.914% due 12/29/2049		7,000	5,670

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FCE Bank PLC
7.125% due 01/16/2012	EUR	11,850	$15,995
7.125% due 01/15/2013		500	685
Ford Motor Credit Co. LLC
2.996% due 01/13/2012		$13,800	13,877
6.625% due 08/15/2017		15,500	16,172
7.000% due 10/01/2013		19,000	20,002
7.000% due 04/15/2015		9,630	10,136
7.250% due 10/25/2011		29,367	29,404
7.500% due 08/01/2012		68,000	69,407
7.800% due 06/01/2012		35,490	36,380
8.000% due 06/01/2014		9,100	9,657
8.000% due 12/15/2016		2,750	3,010
General Electric Capital Corp.
5.375% due 10/20/2016		1,000	1,098
Goldman Sachs Group, Inc.
0.805% due 03/22/2016		1,000	859
1.883% due 05/23/2016	EUR	2,000	2,280
1.962% due 01/30/2017		700	778
5.375% due 02/15/2013		5,000	6,761
HBOS PLC
6.750% due 05/21/2018		$34,800	29,736
HCP, Inc.
6.300% due 09/15/2016		2,000	2,143
6.700% due 01/30/2018		5,000	5,415
HSBC Finance Corp.
0.697% due 09/14/2012		1,339	1,320
6.320% due 09/15/2013		1,477	1,490
6.676% due 01/15/2021		4,500	4,436
HSBC Holdings PLC
5.100% due 04/05/2021		30,000	30,995
ICICI Bank Ltd.
4.750% due 11/25/2016		9,000	8,655
5.500% due 03/25/2015		1,000	997
5.750% due 11/16/2020		500	473
ING Bank NV
0.876% due 01/13/2012		13,600	13,598
1.397% due 03/15/2013		57,700	57,332
1.570% due 10/18/2013		26,700	26,198
5.000% due 06/09/2021		18,000	18,228
International Lease Finance Corp.
4.750% due 01/13/2012		1,200	1,194
5.300% due 05/01/2012		2,800	2,779
5.625% due 09/20/2013		1,800	1,735
5.875% due 05/01/2013		1,900	1,843
6.375% due 03/25/2013		2,000	1,955
6.500% due 09/01/2014		10,200	10,251
6.625% due 11/15/2013		10,500	10,238
6.750% due 09/01/2016		11,600	11,687
7.125% due 09/01/2018		21,100	21,285
Intesa Sanpaolo SpA
2.708% due 02/24/2014		22,100	19,915
3.625% due 08/12/2015		5,000	4,383

See Accompanying Notes	Semiannual Report	September 30, 2011	19

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IPIC GMTN Ltd.
5.000% due 11/15/2020		$1,000	$1,030
JPMorgan Chase & Co.
1.097% due 05/02/2014		52,000	51,251
JPMorgan Chase & Co., Inc. CPI Linked Bond
7.140% due 02/15/2012		9,000	9,098
LeasePlan Corp. NV
3.000% due 05/07/2012		17,440	17,682
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)		3,900	960
6.875% due 05/02/2018 (a)		32,405	8,061
7.000% due 09/27/2027 (a)		4,500	1,086
7.500% due 05/11/2038 (a)		5,000	8
Lloyds TSB Bank PLC
12.000% due 12/29/2049		22,500	20,670
Merrill Lynch & Co., Inc.
1.052% due 02/21/2012	GBP	3,000	4,619
1.839% due 08/09/2013	EUR	3,600	4,410
1.840% due 05/30/2014		4,700	5,476
1.872% due 01/31/2014		2,000	2,371
2.287% due 09/27/2012		4,900	6,361
5.450% due 02/05/2013		$4,000	3,966
5.450% due 07/15/2014		8,200	8,033
5.571% due 10/04/2012		19,200	19,691
Morgan Stanley
0.546% due 01/09/2014		1,300	1,179
0.729% due 10/15/2015		1,500	1,268
1.233% due 04/29/2013		60,500	57,194
1.840% due 11/29/2013	EUR	7,900	9,670
1.853% due 01/24/2014		$29,100	27,168
1.870% due 03/01/2013	EUR	6,830	8,659
2.001% due 04/13/2016		12,800	14,131
2.009% due 05/02/2014		1,200	1,436
2.786% due 05/14/2013		$63,600	61,528
National Australia Bank Ltd.
0.966% due 04/11/2014		23,500	23,441
Nordea Eiendomskreditt A/S
2.125% due 09/22/2016		8,600	8,608
Pacific Life Global Funding
5.150% due 04/15/2013		11,100	11,602
Prudential Financial, Inc.
5.510% due 06/10/2013		32,500	32,682
Qatari Diar Finance QSC
5.000% due 07/21/2020		500	536
Royal Bank of Scotland Group PLC
2.723% due 08/23/2013		22,200	22,137
3.000% due 12/09/2011		18,400	18,491
4.875% due 03/16/2015		300	294
Royal Bank of Scotland NV
1.037% due 03/09/2015		1,000	720

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
9.000% due 06/11/2014		$600	$640
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		700	676
5.499% due 07/07/2015		1,000	991
SLM Corp.
0.483% due 10/25/2011		8,400	8,361
5.000% due 10/01/2013		13,425	13,149
5.000% due 04/15/2015		1,700	1,587
5.338% due 11/01/2016		2,975	2,622
5.375% due 05/15/2014		900	887
5.391% due 04/01/2014		160	150
5.409% due 03/15/2015		60	56
5.709% due 02/01/2014		40	39
5.771% due 03/01/2014		145	137
5.821% due 02/01/2014		1,134	1,082
5.891% due 01/31/2014		1,837	1,750
6.071% due 11/01/2013		1,344	1,309
6.250% due 01/25/2016		4,595	4,517
8.450% due 06/15/2018		4,000	4,170
Societe Generale S.A.
1.296% due 04/11/2014		45,000	40,316
Springleaf Finance Corp.
0.597% due 12/15/2011		700	691
3.250% due 01/16/2013	EUR	15,300	18,264
4.875% due 07/15/2012		$3,200	3,000
5.900% due 09/15/2012		300	277
SSIF Nevada LP
0.949% due 04/14/2014		39,100	39,128
Svenska Handelsbanken AB
1.343% due 09/14/2012		25,000	25,179
Toronto-Dominion Bank
1.625% due 09/14/2016		1,300	1,298
U.S. Bank N.A.
4.375% due 02/28/2017	EUR	3,700	4,635
UBS AG
1.403% due 02/23/2012		$64,555	64,732
Ventas Realty LP
3.125% due 11/30/2015		1,000	990
Vita Capital III Ltd.
1.366% due 01/01/2012		7,900	7,871
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020		800	788
Wachovia Bank N.A.
0.637% due 11/03/2014		1,200	1,130
Wachovia Corp.
1.685% due 02/13/2014	EUR	600	776
Wells Fargo & Co.
1.737% due 03/23/2016		2,000	2,504
7.980% due 03/29/2049		$6,300	6,520

20	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Capital X
5.950% due 12/01/2086	$15,000	$14,725
Westpac Banking Corp.
0.617% due 09/10/2014	10,400	10,477

		2,307,498

INDUSTRIALS 2.5%
ALROSA Finance S.A.
7.750% due 11/03/2020	2,500	2,381
America Movil S.A.B. de C.V.
3.625% due 03/30/2015	500	522
Anglo American Capital PLC
9.375% due 04/08/2014	1,945	2,261
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020	4,400	4,324
AutoZone, Inc.
6.500% due 01/15/2014	3,100	3,455
Braskem Finance Ltd.
5.750% due 04/15/2021	500	461
7.250% due 06/05/2018	600	636
Cemex S.A.B. de C.V.
5.369% due 09/30/2015	10,800	6,588
Charter Communications Operating LLC
8.000% due 04/30/2012	16,890	17,228
Con-way, Inc.
7.250% due 01/15/2018	10,000	11,230
CSC Holdings LLC
8.500% due 06/15/2015	1,000	1,058
CSN Islands XI Corp.
6.875% due 09/21/2019	600	638
CSN Resources S.A.
6.500% due 07/21/2020	4,000	4,205
CVS Pass-Through Trust
7.507% due 01/10/2032	5,815	6,872
DCP Midstream Operating LP
3.250% due 10/01/2015	500	503
DISH DBS Corp.
6.375% due 10/01/2011	18,600	18,623
7.000% due 10/01/2013	6,850	7,141
DR Horton, Inc.
5.625% due 09/15/2014	2,700	2,673
Ecopetrol S.A.
7.625% due 07/23/2019	1,000	1,175
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	2,500	2,456
7.288% due 08/16/2037	3,000	2,936
7.343% due 04/11/2013	5,800	6,010
8.146% due 04/11/2018	7,900	8,749

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Georgia-Pacific LLC
7.125% due 01/15/2017		$24,207	$25,411
Gerdau Holdings, Inc.
7.000% due 01/20/2020		3,300	3,416
Gerdau Trade, Inc.
5.750% due 01/30/2021		1,400	1,340
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		500	462
Grohe Holding GmbH
4.480% due 01/15/2014	EUR	782	969
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$1,500	1,582
HCA, Inc.
7.250% due 09/15/2020		16,425	16,671
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		400	418
7.625% due 04/09/2019		2,500	2,987
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		600	615
Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016		12,136	12,333
JC Penney Corp., Inc.
9.000% due 08/01/2012		1,000	1,055
Jones Group, Inc.
5.125% due 11/15/2014 (h)		10,000	9,862
Lennar Corp.
5.500% due 09/01/2014		1,500	1,418
Limited Brands, Inc.
6.900% due 07/15/2017		3,200	3,368
Lyondell Chemical Co.
11.000% due 05/01/2018		9,800	10,633
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		3,000	3,047
5.875% due 01/15/2013		2,000	2,086
7.450% due 07/15/2017		1,400	1,654
8.125% due 07/15/2015		13,000	15,155
Masco Corp.
5.850% due 03/15/2017		8,000	7,604
5.875% due 07/15/2012		3,000	3,054
New York Times Co.
5.000% due 03/15/2015		8,500	8,415
Noble Group Ltd.
4.875% due 08/05/2015		12,000	11,160
6.625% due 08/05/2020		1,100	974
6.750% due 01/29/2020		9,200	8,119
Novatek Finance Ltd.
5.326% due 02/03/2016		1,200	1,185
NXP BV
2.999% due 10/15/2013		1,304	1,267
4.355% due 10/15/2013	EUR	776	998

See Accompanying Notes	Semiannual Report	September 30, 2011	21

Schedule of Investments PIMCO Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021	$2,200	$2,200
Office Depot, Inc.
6.250% due 08/15/2013	10,000	9,725
Ohio National Financial Services, Inc.
6.375% due 04/30/2020	3,000	3,288
Pearson Dollar Finance PLC
5.500% due 05/06/2013	3,000	3,194
6.250% due 05/06/2018	19,200	21,997
Petrobras International Finance Co.
3.875% due 01/27/2016	10,300	10,321
5.875% due 03/01/2018	1,500	1,577
6.875% due 01/20/2040	2,000	2,130
7.875% due 03/15/2019	2,000	2,340
Petroleos de Venezuela S.A.
5.000% due 10/28/2015	10,200	6,196
Petroleos Mexicanos
4.875% due 03/15/2015	600	634
5.500% due 01/21/2021	29,600	31,376
6.500% due 06/02/2041	15,300	15,989
Reliance Holdings USA, Inc.
4.500% due 10/19/2020	4,600	4,234
Rexam PLC
6.750% due 06/01/2013	13,600	14,562
Reynolds American, Inc.
7.250% due 06/01/2012	15,000	15,595
Rohm and Haas Co.
5.600% due 03/15/2013	7,000	7,395
RPM International, Inc.
6.500% due 02/15/2018	8,550	9,569
RR Donnelley & Sons Co.
4.950% due 04/01/2014	10,000	9,500
RZD Capital Ltd.
5.739% due 04/03/2017	3,400	3,395
Seagate Technology HDD Holdings
6.375% due 10/01/2011	7,500	7,519
Sealed Air Corp.
5.625% due 07/15/2013	10,000	10,454
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	3,000	3,105
Tate & Lyle International Finance PLC
6.625% due 06/15/2016	3,500	4,009
Trane U.S., Inc.
5.500% due 04/01/2015	6,000	6,685
Transocean, Inc.
4.950% due 11/15/2015	29,400	31,009
U.S. Airways Group, Inc.
7.125% due 04/22/2025	3,100	2,945

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Vale Overseas Ltd.
8.250% due 01/17/2034		$4,000	$4,912

			515,238

UTILITIES 0.4%
AES Corp.
7.375% due 07/01/2021		4,500	4,275
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		9,700	10,296
8.700% due 08/07/2018		22,200	25,779
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,400	1,582
CenturyLink, Inc.
6.000% due 04/01/2017		10,803	10,602
France Telecom S.A.
3.000% due 07/25/2018 (d)	EUR	519	816
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$600	670
10.500% due 03/25/2014		1,000	1,116
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		2,500	2,519
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		400	434
Majapahit Holding BV
7.250% due 06/28/2017		700	763
NRG Energy, Inc.
7.375% due 01/15/2017		4,400	4,560
8.250% due 09/01/2020		10,100	9,595
Qtel International Finance Ltd.
4.750% due 02/16/2021		1,000	1,004
5.000% due 10/19/2025		1,000	983
Qwest Corp.
8.875% due 03/15/2012		300	311
TNK-BP Finance S.A.
6.250% due 02/02/2015		1,100	1,119
6.625% due 03/20/2017		1,000	1,002
7.250% due 02/02/2020		4,000	4,050
7.875% due 03/13/2018		1,500	1,575
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	10,000	116
1.500% due 05/30/2014		30,000	339
1.850% due 07/28/2014		30,000	341
4.500% due 03/24/2014	EUR	3,800	4,073
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		$700	682

			88,602

Total Corporate Bonds & Notes (Cost $2,972,731)			2,911,338

22	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.1%

BANKING & FINANCE 0.1%
Boston Properties LP
2.875% due 02/15/2037	$9,200	$9,281
ProLogis
2.250% due 04/01/2037	2,500	2,506

		11,787

INDUSTRIALS 0.0%
Host Hotels & Resorts LP
2.625% due 04/15/2027	4,000	4,030

Total Convertible Bonds & Notes (Cost $15,499)		15,817

MUNICIPAL BONDS & NOTES 0.6%

CALIFORNIA 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	4,100	2,876
5.125% due 06/01/2047	700	446
5.750% due 06/01/2047	6,400	4,520
Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	6,700	7,857
Southern California State Metropolitan Water District Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	6,500	7,612
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	6,500	6,622
5.946% due 05/15/2045	4,600	5,124
6.296% due 05/15/2050	4,350	4,713

		39,770

DISTRICT OF COLUMBIA 0.0%
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.250% due 05/15/2024	6,085	6,096

ILLINOIS 0.0%
Will County, Illinois Crete-Monee Community Unit School District No. 201-U General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
0.010% due 11/01/2022	9,990	5,801

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEVADA 0.1%
Las Vegas, Nevada Valley Water District General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039	$13,000	$16,933

NEW YORK 0.1%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	12,000	14,159

OHIO 0.1%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	200	143
5.875% due 06/01/2047	10,200	7,169
6.000% due 06/01/2042	8,900	6,397

		13,709

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	31,600	2,228

RHODE ISLAND 0.0%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	1,330	1,341
6.125% due 06/01/2032	740	740

		2,081

TEXAS 0.0%
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.010% due 08/15/2021	4,500	2,755

WEST VIRGINIA 0.1%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	12,420	9,044

Total Municipal Bonds & Notes (Cost $112,033)		112,576

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
0.000% due 04/25/2035	63	62
0.295% due 07/25/2037	2,228	2,148
0.365% due 03/25/2036	1,000	937

See Accompanying Notes	Semiannual Report	September 30, 2011	23

Schedule of Investments PIMCO Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.585% due 07/25/2021 - 05/25/2042	$479	$479
0.675% due 05/25/2036	293	294
0.680% due 02/25/2037	7,646	7,665
0.915% due 02/25/2041	29,790	29,879
1.429% due 04/01/2032	93	97
1.452% due 06/01/2043 - 10/01/2044	2,684	2,718
1.806% due 04/01/2027	117	122
2.125% due 04/01/2033	641	673
2.373% due 05/01/2035	482	508
2.393% due 05/25/2035	76	79
2.400% due 02/01/2032	7	7
2.581% due 02/01/2034	41	44
2.605% due 05/01/2036	129	136
2.715% due 11/01/2033	42	44
2.893% due 10/01/2033	11	11
2.985% due 04/01/2035	424	448
3.228% due 09/01/2034	99	104
4.542% due 12/01/2036	262	275
4.738% due 09/01/2034	218	233
6.500% due 06/25/2028	81	90
Federal Housing Administration
7.430% due 12/01/2020	56	55
Freddie Mac
0.275% due 12/25/2036	1,665	1,656
0.495% due 08/25/2031	447	435
0.499% due 01/15/2037	129	128
0.500% due 08/23/2013	20,400	20,369
0.515% due 09/25/2031	1,123	1,067
0.579% due 12/15/2030	1,044	1,045
1.451% due 10/25/2044	5,301	5,459
1.452% due 02/25/2045	1,948	1,875
1.652% due 07/25/2044	419	427
2.108% due 07/01/2036	292	307
2.469% due 01/01/2034	493	514
2.631% due 06/01/2033	434	457
2.820% due 09/01/2036	280	294
2.919% due 01/01/2034	681	721
3.416% due 10/01/2036	251	267
4.500% due 07/15/2020	2,000	2,217
6.500% due 01/25/2028	41	47
7.000% due 10/15/2030	137	159
Ginnie Mae
0.629% due 06/16/2031 - 03/16/2032	92	92
1.750% due 12/20/2035	1,296	1,340
2.625% due 07/20/2035	56	59
NCUA Guaranteed Notes
0.674% due 10/07/2020	14,976	15,000
2.650% due 10/29/2020	5,172	5,378
Small Business Administration
5.902% due 02/10/2018	3,949	4,486

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tennessee Valley Authority
0.000% due 04/15/2042 (c)	$1,115	$1,173

Total U.S. Government Agencies (Cost $110,458)		112,080

U.S. TREASURY OBLIGATIONS 93.1%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2016	316,635	327,099
0.500% due 04/15/2015	92,899	96,680
0.625% due 04/15/2013	165,796	168,840
0.625% due 07/15/2021 (i)	620,154	648,012
1.250% due 04/15/2014	196,761	206,168
1.250% due 07/15/2020 (i)	581,790	643,332
1.375% due 07/15/2018	25,861	28,700
1.375% due 01/15/2020	378,364	421,728
1.750% due 01/15/2028	318,512	369,598
1.875% due 07/15/2013 (f)(h)	1,193,435	1,249,751
1.875% due 07/15/2015	410,967	451,293
1.875% due 07/15/2019	334,261	385,262
2.000% due 04/15/2012	356,861	360,234
2.000% due 01/15/2014 (f)(h)	1,266,154	1,344,793
2.000% due 07/15/2014	535,149	575,829
2.000% due 01/15/2016 (f)(i)	696,176	773,844
2.000% due 01/15/2026 (i)	756,637	900,635
2.125% due 01/15/2019	241,850	282,058
2.125% due 02/15/2040	27,022	34,466
2.125% due 02/15/2041 (h)	649,743	833,194
2.375% due 01/15/2017	106,921	122,993
2.375% due 01/15/2025 (h)(i)	1,267,135	1,567,684
2.375% due 01/15/2027	444,253	556,392
2.500% due 07/15/2016 (f)(h)(i)	858,047	985,951
2.500% due 01/15/2029	459,465	590,485
2.625% due 07/15/2017 (h)(i)	887,766	1,046,385
3.000% due 07/15/2012 (h)	895,494	920,820
3.375% due 01/15/2012	201,739	203,472
3.375% due 04/15/2032 (i)	80,855	119,489
3.625% due 04/15/2028 (h)	1,170,320	1,685,901
3.875% due 04/15/2029 (h)	1,148,808	1,730,930

24	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Treasury Notes
3.125% due 05/15/2021		$2,800	$3,092

Total U.S. Treasury Obligations (Cost $18,655,288)			19,635,110

MORTGAGE-BACKED SECURITIES 4.1%
Adjustable Rate Mortgage Trust
4.905% due 08/25/2035		3,400	2,792
5.326% due 10/25/2035		4,183	3,531
American General Mortgage Loan Trust
5.150% due 03/25/2058		10,117	10,368
American Home Mortgage Assets
0.425% due 05/25/2046		1,108	571
0.425% due 09/25/2046		927	458
0.445% due 10/25/2046		16,471	8,256
American Home Mortgage Investment Trust
2.037% due 09/25/2045		2,742	2,135
Arkle Master Issuer PLC
1.442% due 05/17/2060		1,200	1,196
Arran Residential Mortgages Funding PLC
2.735% due 05/16/2047	EUR	7,582	10,131
2.985% due 11/19/2047		15,300	20,419
Banc of America Funding Corp.
2.733% due 02/20/2036		$24,200	21,009
5.747% due 01/20/2047		955	643
5.753% due 10/25/2036 (a)		737	472
5.837% due 01/25/2037		585	379
5.888% due 04/25/2037		449	317
Banc of America Large Loan, Inc.
0.739% due 08/15/2029		763	708
5.671% due 02/17/2051		6,800	7,463
Banc of America Mortgage Securities, Inc.
2.861% due 07/25/2035		3,204	2,511
5.070% due 12/25/2034		2,318	1,980
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.395% due 06/10/2049		3,561	3,468
5.492% due 02/10/2051		530	556
5.634% due 04/10/2049		3,655	3,711
5.801% due 06/10/2049		10,000	10,568
5.916% due 02/10/2051		10,000	10,575
5.921% due 05/10/2045		12,525	13,781
BCAP LLC Trust
0.405% due 01/25/2037 (a)		4,413	2,201
5.756% due 03/26/2037		3,900	2,956
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/2035		4,447	4,144
2.400% due 08/25/2035		8,869	8,179
2.710% due 03/25/2035		15,046	14,026
2.727% due 10/25/2035		3,000	2,486
2.731% due 03/25/2035		4,390	4,157

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.846% due 02/25/2034	$3,247	$2,813
2.866% due 01/25/2034	819	774
2.957% due 01/25/2034	1,979	1,841
3.066% due 01/25/2035	4,160	3,559
3.105% due 11/25/2030	252	241
5.195% due 05/25/2047	4,374	2,847
5.653% due 02/25/2036	879	523
Bear Stearns Alt-A Trust
2.599% due 05/25/2035	155	122
2.607% due 11/25/2036	2,421	1,430
2.748% due 08/25/2036 (a)	803	362
2.772% due 09/25/2035	226	153
3.883% due 08/25/2036 (a)	804	162
Bear Stearns Commercial Mortgage Securities
5.853% due 06/11/2040	3,251	3,326
Chase Mortgage Finance Corp.
2.818% due 02/25/2037	315	299
2.821% due 02/25/2037	386	326
5.374% due 12/25/2035	6,282	5,761
Chaseflex Trust
0.735% due 06/25/2035	747	532
Citigroup Commercial Mortgage Trust
5.886% due 12/10/2049	3,299	3,571
Citigroup Mortgage Loan Trust, Inc.
2.100% due 08/25/2035	1,543	1,389
2.370% due 08/25/2035	5,521	5,042
2.450% due 08/25/2035	5,437	4,526
2.547% due 07/25/2046	3,880	2,442
2.660% due 10/25/2035	4,309	3,404
2.660% due 12/25/2035	1,454	1,256
2.736% due 03/25/2034	547	483
5.323% due 08/25/2035	3,212	3,006
5.624% due 09/25/2037 (a)	1,317	790
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	2,300	2,318
5.886% due 11/15/2044	6,400	6,899
Citimortgage Alternative Loan Trust
5.500% due 07/25/2036 (a)	5,172	4,800
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046	14,638	14,817
Countrywide Alternative Loan Trust
0.405% due 01/25/2037	1,304	653
0.410% due 02/20/2047	194	95
0.426% due 12/20/2046	11,947	5,978
0.440% due 07/20/2046	15,368	5,907
0.550% due 11/20/2035	1,679	967
0.935% due 10/25/2035	603	466
1.242% due 12/25/2035	3,437	2,003
5.528% due 02/25/2037	11,388	7,322
6.000% due 01/25/2037 (a)	6,844	4,531
6.000% due 02/25/2037	226	145
6.500% due 08/25/2032	2,541	2,524

See Accompanying Notes	Semiannual Report	September 30, 2011	25

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
0.525% due 04/25/2035		946	562
0.575% due 06/25/2035		7,005	6,085
2.699% due 04/20/2035		558	507
2.740% due 01/20/2035		463	320
4.729% due 02/25/2047		961	487
4.859% due 03/25/2037 (a)		906	398
4.922% due 11/20/2034		1,026	925
5.033% due 01/20/2035		396	366
5.087% due 04/25/2035		3,008	2,425
5.319% due 02/20/2036		520	356
5.379% due 04/20/2036		862	610
5.500% due 11/25/2035		1,203	1,114
5.500% due 04/25/2038		2,699	2,535
Credit Suisse First Boston Mortgage Securities Corp.
2.451% due 04/25/2034		461	416
Credit Suisse Mortgage Capital Certificates
0.299% due 02/15/2022		1,579	1,517
5.467% due 09/15/2039		400	413
5.579% due 04/25/2037		718	391
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		407	238
Deutsche ALT-A Securities, Inc.
5.040% due 10/25/2035		638	436
Deutsche Mortgage Securities, Inc.
1.471% due 06/28/2047		1,631	1,629
5.242% due 06/26/2035		4,000	3,694
EMF-NL
2.356% due 04/17/2041	EUR	533	693
2.406% due 04/17/2041		7,500	8,038
2.456% due 04/17/2041		1,000	710
European Loan Conduit
1.685% due 05/15/2019		2,768	3,124
Extended Stay America Trust
2.950% due 11/05/2027		$12,802	12,637
First Horizon Alternative Mortgage Securities
2.201% due 09/25/2034		893	758
2.323% due 06/25/2034		1,542	1,297
6.250% due 08/25/2037 (a)		716	472
First Horizon Asset Securities, Inc.
2.746% due 08/25/2035		2,826	2,255
First Republic Mortgage Loan Trust
0.529% due 08/15/2032		105	98
Fosse Master Issuer PLC
3.006% due 10/18/2054	EUR	500	670
GE Capital Commercial Mortgage Corp.
4.706% due 05/10/2043		$313	313
4.970% due 08/11/2036		811	815
GMAC Commercial Mortgage Securities, Inc.
5.238% due 11/10/2045		600	640

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Granite Master Issuer PLC
0.270% due 12/20/2054	$12,210	$11,581
0.320% due 12/20/2054	2,475	2,348
0.430% due 12/20/2054	3,265	3,097
Granite Mortgages PLC
0.651% due 01/20/2044	586	559
Greenpoint Mortgage Funding Trust
0.315% due 10/25/2046	547	505
0.315% due 01/25/2047 (a)	72	67
0.505% due 11/25/2045	16	9
Greenwich Capital Commercial Funding Corp.
0.362% due 11/05/2021	659	632
5.444% due 03/10/2039	1,200	1,250
GS Mortgage Securities Corp.
1.142% due 03/06/2020	1,818	1,806
1.317% due 03/06/2020	2,900	2,881
1.535% due 03/06/2020	17,100	16,968
GSR Mortgage Loan Trust
2.738% due 09/25/2035	22,482	20,779
2.738% due 11/25/2035	3,903	3,450
2.756% due 09/25/2035	1,409	1,308
2.795% due 01/25/2036	8,279	6,095
5.151% due 11/25/2035	448	410
5.211% due 11/25/2035	4,412	3,742
Harborview Mortgage Loan Trust
0.421% due 07/21/2036	2,036	1,183
0.470% due 03/19/2036	2,024	1,183
0.480% due 01/19/2036	3,958	2,409
0.540% due 11/19/2035	2,453	1,520
0.570% due 06/20/2035	688	529
2.676% due 04/19/2034	532	487
Homebanc Mortgage Trust
0.505% due 10/25/2035	4,661	3,042
5.696% due 04/25/2037	1,600	772
Impac CMB Trust
1.135% due 10/25/2033	989	803
Indymac INDA Mortgage Loan Trust
5.178% due 11/25/2035	1,911	1,637
5.589% due 08/25/2036	1,500	1,067
Indymac INDB Mortgage Loan Trust
0.535% due 11/25/2035 (a)	435	168
Indymac Index Mortgage Loan Trust
0.435% due 06/25/2047	4,624	2,318
0.535% due 06/25/2037 (a)	734	226
2.586% due 10/25/2034	1,552	1,349
2.662% due 12/25/2034	301	209
4.933% due 09/25/2035	613	119
5.000% due 08/25/2035	1,139	762
5.087% due 01/25/2036	603	399
5.110% due 10/25/2035	512	365
5.122% due 06/25/2036	939	777

26	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	$13,300	$13,797
5.794% due 02/12/2051	1,210	1,311
5.932% due 02/12/2049	11,100	11,821
JPMorgan Mortgage Trust
2.796% due 07/25/2035	734	636
2.806% due 07/25/2035	408	366
4.165% due 12/25/2034	63	62
4.877% due 04/25/2035	305	274
5.117% due 10/25/2035	412	327
5.304% due 08/25/2035	1,400	1,228
5.333% due 07/25/2035	4,656	4,471
5.370% due 11/25/2035	1,501	1,356
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039	7,069	7,677
5.424% due 02/15/2040	5,610	5,949
5.866% due 09/15/2045	14,500	15,635
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.529% due 06/15/2022	998	975
Luminent Mortgage Trust
0.415% due 12/25/2036	2,767	1,454
Mach One Trust Commercial Mortgage-Backed
5.220% due 05/28/2040	676	691
MASTR Adjustable Rate Mortgages Trust
0.445% due 04/25/2046	4,210	2,220
2.427% due 12/25/2033	4,584	3,985
2.721% due 11/21/2034	1,800	1,690
2.811% due 12/25/2033	175	147
MASTR Alternative Loans Trust
0.635% due 03/25/2036	1,464	390
Mellon Residential Funding Corp.
0.659% due 08/15/2032	504	452
0.669% due 12/15/2030	639	585
0.709% due 06/15/2030	345	319
0.929% due 11/15/2031	510	451
2.610% due 10/20/2029	169	151
Merrill Lynch Mortgage Investors, Inc.
0.445% due 02/25/2036	2,785	1,863
2.277% due 02/25/2033	2,869	2,513
2.485% due 02/25/2034	4,791	4,434
5.272% due 09/25/2035	861	744
5.418% due 12/25/2035	766	635
Merrill Lynch Mortgage Trust
5.854% due 05/12/2039	15,125	16,768
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	3,337	3,459
MLCC Mortgage Investors, Inc.
0.485% due 11/25/2035	2,535	1,930
0.715% due 03/25/2030	163	141

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.810% due 11/25/2029		$115	$107
1.222% due 10/25/2035		2,258	1,840
1.653% due 10/25/2035		4,884	4,247
2.098% due 12/25/2034		2,051	1,940
2.420% due 10/25/2035		1,530	1,275
5.580% due 05/25/2036		4,186	3,902
Morgan Stanley Capital
6.080% due 06/11/2049		2,960	3,154
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047		563	375
Morgan Stanley Re-REMIC Trust
5.984% due 08/15/2045		5,000	5,480
New York Mortgage Trust
2.805% due 05/25/2036		987	806
Nomura Asset Acceptance Corp.
5.364% due 02/25/2036 (a)		487	284
5.820% due 03/25/2047		1,004	802
6.138% due 03/25/2047		930	748
OBP Depositor LLC Trust
4.646% due 07/15/2045		14,500	15,518
Opera Finance PLC
1.063% due 04/25/2017	GBP	4,661	6,414
Permanent Master Issuer PLC
2.905% due 07/15/2042	EUR	8,900	11,898
Provident Funding Mortgage Loan Trust
2.602% due 08/25/2033		$2,581	2,537
2.631% due 04/25/2034		100	94
RBSCF Trust
5.305% due 01/16/2049		7,200	7,240
RBSSP Resecuritization Trust
2.211% due 07/26/2045		19,928	18,551
2.665% due 12/26/2036		4,237	4,202
Real Estate Capital PLC
1.063% due 07/25/2016	GBP	3,562	5,158
Residential Accredit Loans, Inc.
0.415% due 06/25/2046		$17,932	6,118
0.515% due 12/25/2045		2,900	1,568
0.535% due 08/25/2035		219	123
1.602% due 09/25/2045		302	171
5.676% due 09/25/2035		867	552
Residential Asset Securitization Trust
0.635% due 01/25/2046 (a)		159	67
0.685% due 12/25/2036 (a)		2,296	727
5.000% due 08/25/2019		697	697
5.500% due 06/25/2033		1,032	1,056
6.250% due 10/25/2036 (a)		2,755	1,803
Salomon Brothers Mortgage Securities, Inc.
6.500% due 09/25/2033		2,147	2,263
Sequoia Mortgage Trust
0.430% due 07/20/2036		4,911	3,836
0.580% due 10/19/2026		146	126

See Accompanying Notes	Semiannual Report	September 30, 2011	27

Schedule of Investments PIMCO Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.990% due 10/20/2027	$297	$255
1.030% due 10/20/2027	383	342
1.130% due 12/20/2032	414	357
Structured Adjustable Rate Mortgage Loan Trust
0.555% due 10/25/2035	2,037	1,228
1.652% due 01/25/2035	51	31
2.488% due 02/25/2034	1,029	925
2.535% due 09/25/2035	2,510	1,950
2.540% due 08/25/2035	355	261
4.938% due 09/25/2036	1,500	761
5.120% due 05/25/2036	1,500	1,205
5.234% due 11/25/2035	607	383
6.000% due 10/25/2037 (a)	721	282
Structured Asset Mortgage Investments, Inc.
0.355% due 08/25/2036	10,822	6,055
0.365% due 03/25/2037	381	203
0.425% due 07/25/2046	10,482	5,608
0.445% due 04/25/2036	2,100	1,195
0.445% due 05/25/2046	7,871	4,069
0.480% due 07/19/2035	3,054	2,470
0.545% due 12/25/2035	672	361
0.580% due 03/19/2034	739	621
0.890% due 09/19/2032	707	586
0.890% due 10/19/2034	13	10
Structured Asset Securities Corp.
5.500% due 05/25/2035	1,146	1,127
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	1,262	253
Thornburg Mortgage Securities Trust
0.335% due 03/25/2037	447	437
0.345% due 11/25/2046	227	226
5.419% due 07/25/2036	14,481	13,937
6.153% due 09/25/2037	18,665	18,228
Wachovia Bank Commercial Mortgage Trust
0.309% due 06/15/2020	10,731	9,420
0.319% due 09/15/2021	1,640	1,582
5.418% due 01/15/2045	1,230	1,329
WaMu Mortgage Pass-Through Certificates
0.495% due 11/25/2045	8,011	6,222
0.525% due 07/25/2045	73	57
0.525% due 10/25/2045	7,242	5,600
0.555% due 08/25/2045	8,012	6,162
0.575% due 01/25/2045	3,113	2,243
0.650% due 10/25/2044	1,016	746
0.942% due 03/25/2047	13,645	7,940
1.012% due 05/25/2047	1,689	1,021
1.062% due 12/25/2046	6,441	3,761
1.242% due 02/25/2046	1,113	779
1.442% due 11/25/2042	3	2
1.642% due 06/25/2042	347	266
2.255% due 03/25/2033	7,140	6,584
2.508% due 09/25/2035	4,472	3,270
2.576% due 03/25/2034	340	319

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.579% due 03/25/2035	$441	$386
2.580% due 06/25/2033	206	198
2.580% due 12/25/2035	536	504
2.581% due 08/25/2035	234	233
2.600% due 02/27/2034	2,961	2,799
2.635% due 03/25/2037	12,618	10,230
2.838% due 07/25/2046	50	35
4.908% due 01/25/2037	4,099	2,908
5.176% due 12/25/2035	1,787	1,525
5.186% due 04/25/2037	2,811	1,913
5.239% due 12/25/2036	2,593	1,782
5.319% due 02/25/2037	7,520	4,783
5.502% due 05/25/2037	6,804	4,943
5.952% due 08/25/2046	8,000	6,638
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.212% due 05/25/2046	3,221	1,584
Wells Fargo Mortgage-Backed Securities Trust
2.702% due 04/25/2036	1,873	1,703
2.723% due 03/25/2035	1,481	1,397
2.724% due 10/25/2035	561	494
2.731% due 03/25/2036	6,864	5,524
2.737% due 01/25/2035	3,100	2,609
2.738% due 01/25/2035	1,337	1,142
2.771% due 04/25/2036	945	765
5.053% due 03/25/2036	1,106	1,061
5.203% due 10/25/2035	4,816	4,429
5.500% due 05/25/2022	2,602	2,556
5.500% due 12/25/2035	2,428	2,420
6.000% due 07/25/2036	2,000	1,800
6.000% due 08/25/2036	4,500	4,121

Total Mortgage-Backed Securities (Cost $882,834)		861,044

ASSET-BACKED SECURITIES 3.4%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	978	949
AMMC CDO
0.537% due 05/03/2018	2,581	2,491
0.586% due 08/08/2017	15,573	14,915
ARES CLO Ltd.
0.521% due 04/20/2017	1,438	1,396
0.564% due 03/12/2018	17,486	16,947
Asset-Backed Funding Certificates
0.585% due 06/25/2034	4,179	2,986
Avery Point CLO Ltd.
0.830% due 12/17/2015	459	448
BA Credit Card Trust
0.249% due 03/15/2014	1,575	1,575
Babson CLO Ltd.
0.525% due 11/10/2019	9,188	8,487
0.717% due 06/15/2016	930	903

28	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Asset-Backed Securities Trust
0.345% due 11/25/2036		$995	$666
1.235% due 10/25/2037		1,495	898
1.485% due 08/25/2037		2,934	1,710
Blackrock Senior Income Series Corp.
0.491% due 04/20/2019		1,993	1,828
Carrington Mortgage Loan Trust
0.285% due 01/25/2037		190	187
0.555% due 10/25/2035		120	109
Citibank Omni Master Trust
2.329% due 05/16/2016		76,600	77,264
2.979% due 08/15/2018		8,400	8,796
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		744	792
Countrywide Asset-Backed Certificates
0.285% due 07/25/2037		603	588
0.335% due 09/25/2047		1,008	987
0.385% due 02/25/2037		4,828	2,972
0.485% due 04/25/2036		4,599	3,908
0.625% due 11/25/2034		3,321	2,845
Denali Capitala CLO Ltd.
0.726% due 08/23/2016		991	974
Denver Arena Trust
6.940% due 11/15/2019		418	429
Driver One GmbH
2.047% due 02/21/2017	EUR	4,442	5,951
Dryden Leveraged Loan CDO
0.548% due 05/22/2017		$4,942	4,696
0.895% due 12/22/2015		381	375
1.954% due 08/08/2022	EUR	8,500	10,568
Duane Street CLO
0.519% due 11/08/2017		$10,674	10,062
Equity One ABS, Inc.
0.535% due 04/25/2034		158	113
First Franklin Mortgage Loan Asset-Backed Certificates
0.285% due 11/25/2036		3	3
Ford Auto Securitization Trust
1.926% due 06/15/2013	CAD	7,025	6,716
Galaxy CLO Ltd.
0.493% due 04/25/2019		$4,537	4,211
Globaldrive BV
2.946% due 04/20/2018	EUR	232	314
4.000% due 10/20/2016		31	42
Grayston CLO Ltd.
0.666% due 08/15/2016		$336	330
GSAMP Trust
0.605% due 03/25/2047		3,000	1,026
Harvest CLO S.A.
2.228% due 03/29/2017	EUR	3,021	3,890

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC Home Equity Loan Trust
0.380% due 03/20/2036		$4,633	$4,258
HSI Asset Securitization Corp. Trust
0.285% due 12/25/2036		70	68
0.505% due 02/25/2036		2,300	1,043
Hudson Straits CLO Ltd.
0.629% due 10/15/2016		759	744
Hyundai Capital Auto Funding Ltd.
1.230% due 09/20/2016		4,000	3,975
Indymac Residential Asset-Backed Trust
0.365% due 04/25/2047		137	135
JPMorgan Mortgage Acquisition Corp.
0.285% due 10/25/2036		128	126
0.315% due 03/25/2037		407	381
Katonah Ltd.
0.671% due 09/20/2016		27,100	26,383
0.733% due 05/18/2015		1,389	1,345
0.905% due 02/20/2015		297	293
Lightpoint CLO Ltd.
1.286% due 02/15/2014		3,540	3,497
Long Beach Mortgage Loan Trust
0.695% due 04/25/2035		290	283
Magi Funding PLC
1.835% due 04/11/2021	EUR	13,199	16,361
Magnolia Funding Ltd.
3.000% due 04/20/2017		7,335	9,856
Merrill Lynch Mortgage Investors, Inc.
0.315% due 09/25/2037		$161	37
0.355% due 02/25/2037		234	113
Morgan Stanley ABS Capital
1.035% due 07/25/2037		697	626
Morgan Stanley Dean Witter Capital
1.585% due 02/25/2033		1,928	1,502
Morgan Stanley Home Equity Loan Trust
0.705% due 12/25/2034		1,400	1,239
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037		627	450
6.000% due 07/25/2047		400	270
Mountain View Funding CLO
0.509% due 04/15/2019		992	938
MSIM Peconic Bay Ltd.
0.531% due 07/20/2019		2,400	2,267
Nationstar Home Equity Loan Trust
0.355% due 04/25/2037		375	370
Navigare Funding CLO Ltd.
0.558% due 05/20/2019		6,229	5,952
NYLIM Flatiron CLO Ltd.
0.581% due 10/20/2016		691	675

See Accompanying Notes	Semiannual Report	September 30, 2011	29

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Octagon Investment Partners Ltd.
0.619% due 11/28/2018		$3,600	$3,370
0.687% due 12/02/2016		1,008	957
Pacifica CDO Ltd.
0.513% due 01/26/2020		4,782	4,482
0.636% due 02/15/2017		2,663	2,587
0.728% due 05/13/2016		1,087	1,052
Panhandle-Plains Higher Education Authority, Inc.
0.758% due 10/01/2018		4,000	3,998
Park Place Securities, Inc.
0.885% due 10/25/2034		1,900	1,394
0.935% due 12/25/2034		528	485
Plymouth Rock CLO Ltd.
1.790% due 02/16/2019		22,923	22,722
Popular ABS Mortgage Pass-Through Trust
0.325% due 06/25/2047		28	25
Renaissance Home Equity Loan Trust
0.735% due 12/25/2033		1,115	896
SACO, Inc.
0.355% due 05/25/2036		473	432
SC Germany Auto
2.391% due 08/12/2019	EUR	313	421
Sherwood Castle Funding PLC
1.098% due 06/15/2016	GBP	1,000	1,492
SLC Student Loan Trust
4.750% due 06/15/2033		$14,661	14,680
SLM Student Loan Trust
0.333% due 04/26/2021		353	351
0.383% due 04/25/2017		502	502
1.753% due 04/25/2023		251,737	258,895
1.879% due 12/15/2017		6,570	6,593
2.350% due 04/15/2039		4,754	4,802
3.479% due 05/16/2044		7,145	7,447
3.500% due 08/17/2043		47,459	47,170
4.500% due 11/16/2043		10,613	10,155
Soundview Home Equity Loan Trust
0.375% due 12/25/2036		2,000	1,634
Specialty Underwriting & Residential Finance
0.295% due 01/25/2038		166	148
Stanfield Carrera CLO Ltd.
0.827% due 03/15/2015		764	746
Structured Asset Investment Loan Trust
0.595% due 10/25/2035		1,678	1,173
Structured Asset Securities Corp.
0.815% due 01/25/2033		9	8
1.735% due 04/25/2035		540	413
Titrisocram
2.246% due 05/25/2020	EUR	605	810
Volkswagen Car Lease
1.977% due 02/21/2017		656	879

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WaMu Asset-Backed Certificates
0.285% due 01/25/2037		$42	$41
Whitney CLO Ltd.
0.616% due 03/01/2017		1,777	1,710
Wind River CLO Ltd.
0.680% due 12/19/2016		9,461	9,052
Wood Street CLO BV
1.988% due 03/29/2021	EUR	6,455	8,155

Total Asset-Backed Securities (Cost $706,765)			707,211

SOVEREIGN ISSUES 6.1%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	40,300	43,779
3.000% due 09/20/2025		104,200	122,461
4.000% due 08/20/2015		52,500	90,215
4.000% due 08/20/2020		56,600	97,596
Brazil Government International Bond
10.250% due 01/10/2028	BRL	2,750	1,543
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2014		38,873	44,273
6.000% due 05/15/2017		9,839	11,223
Canada Government Bond
2.750% due 09/01/2016	CAD	11,700	11,887
Export-Import Bank of Korea
0.466% due 10/04/2011		$17,150	17,150
4.000% due 01/29/2021		2,700	2,513
4.125% due 09/09/2015		3,100	3,143
5.125% due 06/29/2020		3,300	3,367
8.125% due 01/21/2014		500	561
Instituto de Credito Oficial
3.286% due 03/25/2014	EUR	122,600	158,823
4.500% due 03/07/2013	GBP	4,643	7,199
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (d)	EUR	135,336	167,136
2.100% due 09/15/2021 (d)		176,303	192,731
2.600% due 09/15/2023 (d)		8,182	8,946
Korea Development Bank
4.375% due 08/10/2015		$600	614
Mexico Government International Bond
4.000% due 06/13/2019	MXN	380,299	31,007
New South Wales Treasury Corp.
2.750% due 11/20/2025 (d)	AUD	75,500	85,048
Province of Ontario Canada
4.000% due 06/02/2021	CAD	30,000	30,769
Province of Quebec Canada
2.750% due 08/25/2021		$20,600	$20,486
Qatar Government International Bond
5.250% due 01/20/2020		20,000	22,100
6.400% due 01/20/2040		11,100	13,570

30	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
United Kingdom Gilt
1.875% due 11/22/2022 (d)	GBP	50,679	$97,815
4.750% due 12/07/2030		5,700	10,849

Total Sovereign Issues (Cost $1,343,238)			1,296,804

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		8,900	9,194

Total Convertible Preferred Securities (Cost $8,900)			9,194

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 12/31/2049		5,000	3,349
Citigroup Capital XIII
7.875% due 10/30/2040		80,000	2,113
GMAC Capital Trust I
8.125% due 02/15/2040		500,000	9,031

Total Preferred Securities (Cost $19,203)			14,493

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.0%

CERTIFICATES OF DEPOSIT 0.3%
Abbey National Treasury Services PLC
1.687% due 06/10/2013		$25,000	25,424
Banco do Brasil S.A.
0.000% due 11/15/2011		13,250	13,230
Itau Unibanco Holding S.A.
0.000% due 03/02/2012		18,400	18,289
Royal Bank of Scotland Group PLC
1.624% due 10/15/2012		11,700	11,704

			68,647

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 0.2%
Morgan Stanley & Co., Inc.
0.090% due 10/03/2011		$15,000	$15,000
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 2.625% due 11/15/2020 valued at $15,323. Repurchase proceeds are $15,000.)
State Street Bank and Trust Co.
0.010% due 10/03/2011		26,138	26,138
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $26,661. Repurchase proceeds are $26,138.)

			41,138

SHORT-TERM NOTES 0.0%
Banco Santander Brazil S.A.
2.596% due 12/28/2011		6,100	6,082

JAPAN TREASURY BILLS 2.0%
0.096% due 10/17/2011 - 11/07/2011 (b)	JPY	32,290,000	418,612

U.S. TREASURY BILLS 0.2%
0.017% due 11/17/2011 - 03/29/2012 (b)(f)(g)		$47,672	47,664

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 3.3%
		68,751,053	688,404

Total Short-Term Instruments (Cost $1,267,603)			1,270,547

PURCHASED OPTIONS (k) 0.0%
(Cost $689)			140

Total Investments 128.3% (Cost $26,209,434)			$27,055,807

Written Options (l) (0.2%) (Premiums $47,443)			(40,830)

Other Assets and Liabilities (Net) (28.1%)			(5,925,241)

Net Assets 100.0%			$21,089,736

See Accompanying Notes	Semiannual Report	September 30, 2011	31

Schedule of Investments PIMCO Real Return Fund (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Security becomes interest bearing at a future date.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $77,698 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	Securities with an aggregate market value of $7,538 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2011.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $2,198,954 at a weighted average interest rate of 0.125%. On September 30, 2011, securities valued at $4,942,687 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $22,484 and cash of $4 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2013	809	$(79)
90-Day Euribor March Futures	Long	03/2014	205	115
90-Day Euribor September Futures	Long	09/2013	243	(4)
90-Day Eurodollar December Futures	Long	12/2013	11,662	15,190
90-Day Eurodollar June Futures	Long	06/2013	1,987	3,549
90-Day Eurodollar March Futures	Long	03/2013	4,041	5,142
90-Day Eurodollar September Futures	Long	09/2013	5,006	5,462
Euro-Bund 10-Year Bond December Futures	Long	12/2011	1,328	1,608

				$30,983

(j)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	0.333%	$	3,100	$(58)	$0	$(58)
CenturyLink, Inc.	BRC	(1.850%	)	06/20/2017	3.801%		10,803	1,028	0	1,028
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	3.663%		10,000	988	0	988
DISH DBS Corp.	BRC	(3.100%	)	12/20/2011	1.688%		1,000	(4)	0	(4)
DISH DBS Corp.	DUB	(1.000%	)	12/20/2013	2.912%		3,800	154	207	(53)
DISH DBS Corp.	GST	(3.200%	)	12/20/2011	1.688%		1,000	(5)	0	(5)
DR Horton, Inc.	DUB	(1.000%	)	09/20/2014	2.828%		2,700	138	149	(11)
HCP, Inc.	JPM	(2.830%	)	09/20/2016	3.003%		2,000	13	0	13
HCP, Inc.	MYC	(2.260%	)	03/20/2018	3.270%		5,000	273	0	273
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	1.979%		4,000	27	85	(58)
International Lease Finance Corp.	BOA	(5.000%	)	09/20/2013	7.343%		400	16	(13)	29
International Lease Finance Corp.	BPS	(1.600%	)	12/20/2013	7.624%		2,500	290	0	290
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	7.624%		4,100	475	0	475
International Lease Finance Corp.	JPM	(1.530%	)	12/20/2013	7.624%		3,900	457	0	457

32	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Intesa Sanpaolo SpA	CBK	(1.000%	)	09/20/2015	4.212%	$	5,000	$553	$157	$396
JC Penney Corp., Inc.	BRC	(1.000%	)	09/20/2012	1.253%		1,200	3	4	(1)
Jones Group, Inc.	DUB	(1.000%	)	12/20/2014	3.250%		10,000	675	320	355
Kinder Morgan Kansas, Inc.	DUB	(1.000%	)	03/20/2016	2.866%		2,500	191	76	115
Lennar Corp.	BPS	(5.000%	)	09/20/2014	4.647%		1,500	(17)	(50)	33
Limited Brands, Inc.	BRC	(4.910%	)	09/20/2017	2.803%		1,200	(136)	0	(136)
Limited Brands, Inc.	MYC	(3.113%	)	09/20/2017	2.803%		2,000	(35)	0	(35)
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	0.718%		2,000	(52)	0	(52)
Macy’s Retail Holdings, Inc.	DUB	(6.950%	)	09/20/2015	1.372%		3,000	(649)	0	(649)
Macy’s Retail Holdings, Inc.	DUB	(2.100%	)	09/20/2017	1.836%		400	(6)	0	(6)
Macy’s Retail Holdings, Inc.	DUB	(2.110%	)	09/20/2017	1.836%		1,000	(16)	0	(16)
Macy’s Retail Holdings, Inc.	JPM	(2.000%	)	03/20/2012	0.565%		3,000	(23)	0	(23)
Macy’s Retail Holdings, Inc.	MYC	(2.470%	)	09/20/2015	1.376%		10,000	(428)	0	(428)
Masco Corp.	BRC	(1.000%	)	09/20/2012	2.198%		3,000	34	68	(34)
Masco Corp.	CBK	(1.920%	)	03/20/2017	5.099%		8,000	1,139	0	1,139
New York Times Co.	BRC	(1.000%	)	03/20/2015	3.052%		1,000	67	58	9
New York Times Co.	DUB	(5.000%	)	03/20/2015	3.052%		7,500	(489)	(735)	246
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	6.269%		10,000	214	96	118
Pearson Dollar Finance PLC	CBK	(0.570%	)	06/20/2013	0.431%		1,500	(4)	0	(4)
Pearson Dollar Finance PLC	CBK	(0.690%	)	06/20/2018	0.938%		3,500	54	0	54
Pearson Dollar Finance PLC	DUB	(0.720%	)	06/20/2018	0.938%		11,000	148	0	148
Pearson Dollar Finance PLC	SOG	(0.900%	)	06/20/2013	0.431%		1,500	(13)	0	(13)
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.938%		3,500	(24)	0	(24)
ProLogis	CBK	(1.000%	)	06/20/2012	1.517%		2,500	8	53	(45)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.683%		10,600	(145)	0	(145)
Rexam PLC	CBK	(1.450%	)	06/20/2013	0.683%		3,000	(41)	0	(41)
Reynolds American, Inc.	BRC	(1.100%	)	06/20/2012	0.513%		12,500	(58)	0	(58)
Rohm and Haas Co.	DUB	(0.470%	)	03/20/2013	0.144%		7,000	(35)	0	(35)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	6.116%		1,000	94	(2)	96
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	2.462%		8,550	699	0	699
RR Donnelley & Sons Co.	MYC	(1.000%	)	06/20/2014	6.483%		10,000	1,319	669	650
Sealed Air Corp.	BRC	(1.035%	)	09/20/2013	1.683%		10,000	122	0	122
Springleaf Finance Corp.	GST	(5.000%	)	03/20/2013	14.245%	EUR	13,500	4,334	1,454	2,880
Springleaf Finance Corp.	RYL	(1.820%	)	12/20/2017	14.550%	$	5,000	1,666	0	1,666
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%	)	03/20/2013	1.525%		3,000	(39)	0	(39)
Tate & Lyle International Finance PLC	BRC	(1.150%	)	06/20/2016	0.999%		3,500	(25)	0	(25)
Trane U.S., Inc.	BOA	(0.660%	)	06/20/2015	0.527%		6,000	(31)	0	(31)

								$12,846	$2,596	$10,250

See Accompanying Notes	Semiannual Report	September 30, 2011	33

Schedule of Investments PIMCO Real Return Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	5.000%	06/20/2012	6.156%	$	1,200	$(8)	$0	$(8)
Australia Government Bond	RYL	1.000%	09/20/2016	0.973%		25,000	42	182	(140)
BP Capital Markets America, Inc.	CBK	5.000%	06/20/2015	1.386%		250	33	5	28
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	1.420%		400	56	7	49
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.743%		19,600	(516)	(219)	(297)
Brazil Government International Bond	DUB	1.000%	06/20/2020	2.275%		21,000	(1,983)	(626)	(1,357)
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.743%		28,200	(743)	(302)	(441)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.743%		7,800	(206)	(89)	(117)
Brazil Government International Bond	RYL	1.000%	06/20/2015	1.743%		21,800	(574)	(310)	(264)
Egypt Government International Bond	CBK	1.000%	03/20/2016	4.574%		2,000	(281)	(244)	(37)
Egypt Government International Bond	DUB	1.000%	03/20/2016	4.574%		1,300	(183)	(157)	(26)
Egypt Government International Bond	HUS	1.000%	03/20/2016	4.574%		1,000	(140)	(122)	(18)
Egypt Government International Bond	MYC	1.000%	03/20/2016	4.574%		5,400	(758)	(669)	(89)
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	1.152%		3,500	(21)	(3)	(18)
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	1.152%		2,100	(12)	(16)	4
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.152%		2,500	(16)	(12)	(4)
France Government Bond	BOA	0.250%	12/20/2015	1.713%		27,700	(1,617)	(630)	(987)
France Government Bond	BRC	0.250%	12/20/2015	1.713%		2,400	(140)	(48)	(92)
France Government Bond	CBK	0.250%	06/20/2015	1.645%		10,800	(536)	(244)	(292)
France Government Bond	CBK	0.250%	12/20/2015	1.713%		4,100	(240)	(113)	(127)
France Government Bond	CBK	0.250%	06/20/2016	1.792%		16,400	(1,116)	(708)	(408)
France Government Bond	CBK	0.250%	09/20/2016	1.825%		15,900	(1,157)	(915)	(242)
France Government Bond	DUB	0.250%	06/20/2015	1.645%		7,300	(362)	(239)	(123)
France Government Bond	JPM	0.250%	12/20/2015	1.713%		38,600	(2,253)	(776)	(1,477)
France Government Bond	MYC	0.250%	06/20/2016	1.792%		32,000	(2,177)	(1,403)	(774)
France Government Bond	RYL	0.250%	12/20/2015	1.713%		10,400	(607)	(202)	(405)
Japan Government International Bond	BOA	1.000%	12/20/2015	1.312%		9,500	(117)	200	(317)
Japan Government International Bond	DUB	1.000%	12/20/2015	1.312%		3,200	(39)	67	(106)
Japan Government International Bond	GST	1.000%	12/20/2015	1.312%		41,000	(504)	877	(1,381)
Japan Government International Bond	JPM	1.000%	12/20/2015	1.312%		51,000	(628)	1,128	(1,756)
MetLife, Inc.	BOA	1.000%	09/20/2013	2.582%		1,900	(56)	(92)	36
MetLife, Inc.	SOG	1.000%	09/20/2013	2.582%		12,900	(386)	(603)	217
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.136%		10,500	(10)	(112)	102

34	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	1.136%	$	1,000	$(1)	$(6)	$5
Petrobras International Finance Co.	MYC	1.000%	12/20/2012	1.206%		1,000	(2)	(5)	3
Qatar Government International Bond	CBK	1.000%	03/20/2016	1.123%		1,500	(7)	(10)	3
Qatar Government International Bond	DUB	1.000%	03/20/2016	1.123%		1,500	(8)	(13)	5
Qatar Government International Bond	HUS	1.000%	03/20/2016	1.123%		5,000	(25)	(34)	9
Qatar Government International Bond	HUS	1.000%	06/20/2016	1.165%		1,000	(7)	(7)	0
Qatar Government International Bond	JPM	1.000%	03/20/2016	1.123%		2,000	(10)	(5)	(5)
Qatar Government International Bond	RYL	1.000%	03/20/2016	1.123%		1,000	(5)	(1)	(4)
Republic of Italy Government Bond	BPS	1.000%	03/20/2014	4.521%		4,000	(319)	(55)	(264)
Spain Government International Bond	BPS	1.000%	03/20/2016	3.790%		16,200	(1,748)	(992)	(756)
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	22.261%	JPY	62,200	(137)	(91)	(46)
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	21.757%		332,400	(860)	(823)	(37)
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	18.281%		35,000	(99)	(87)	(12)
Tokyo Electric Power Co., Inc.	UAG	1.000%	06/20/2012	23.113%		17,000	(31)	(35)	4
United Kingdom Gilt	BPS	1.000%	12/20/2015	0.814%	$	14,800	118	347	(229)
United Kingdom Gilt	BPS	1.000%	06/20/2016	0.883%		7,500	43	170	(127)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.757%		20,500	189	144	45
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.814%		16,900	135	392	(257)
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.757%		19,000	175	221	(46)
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.814%		6,000	48	141	(93)
United Kingdom Gilt	GST	1.000%	06/20/2015	0.757%		5,600	52	62	(10)
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.757%		12,300	113	129	(16)
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.757%		23,000	213	222	(9)

							$(19,428)	$(6,724)	$(12,704)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015	$	23,200	$1,419	$3,144	$(1,725)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015		77,800	4,755	10,657	(5,902)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		34,300	2,097	5,007	(2,910)
CDX.EM-14 5-Year Index	RYL	5.000%	12/20/2015		15,700	960	2,159	(1,199)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015		24,500	1,498	3,462	(1,964)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016		9,900	609	1,336	(727)
CDX.IG-15 5-Year Index	CBK	1.000%	12/20/2015		15,100	(161)	11	(172)
CDX.IG-15 5-Year Index	UAG	1.000%	12/20/2015		12,900	(137)	93	(230)

						$11,040	$25,869	$(14,829)

See Accompanying Notes	Semiannual Report	September 30, 2011	35

Schedule of Investments PIMCO Real Return Fund (Cont.)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM	EUR	29,100	$1,107	$0	$1,107
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UAG		21,700	932	0	932
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BPS		65,300	1,737	0	1,737
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MYC	BRL	47,600	(904)	(347)	(557)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UAG		190,500	(1,486)	(38)	(1,448)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM		48,700	355	99	256
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GLM		10,100	71	21	50
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HUS		30,400	335	117	218
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		75,000	(52)	(2)	(50)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MYC		75,400	(28)	(68)	40
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HUS		99,900	978	295	683
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MYC		147,700	2,470	1,187	1,283
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MYC		191,300	1,011	(116)	1,127
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GLM		29,700	523	264	259
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BOA		231,000	6,901	(792)	7,693
Pay	1-Year BRL-CDI	14.765%	01/02/2012	BOA		55,200	3,252	237	3,015
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HUS		4,500	265	30	235
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		74,500	1,165	(350)	1,515
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		309,900	4,985	187	4,798
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		104,100	1,674	145	1,529
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		90,300	1,532	0	1,532
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		90,900	1,668	(232)	1,900
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BRC		141,000	2,983	573	2,410
Receive	3-Month USD-CPURNSA Index	2.710%	08/04/2021	DUB	$	50,000	(2,795)	0	(2,795)

							$28,679	$1,210	$27,469

36	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

(k)	Purchased options outstanding on September 30, 2011:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$	284,300	$689	$140

(l)	Written options outstanding on September 30, 2011:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013	$	930,600	$4,572	$(1,522)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		284,300	1,622	(352)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		15,000	103	(10)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		51,700	352	(35)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		34,600	221	(23)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,324,900	10,664	(897)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		287,300	2,979	(131)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		17,100	150	(8)
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		216,000	2,401	(98)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		127,000	1,408	(58)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		87,500	796	(40)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		241,900	2,681	(110)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.800%	10/11/2011		82,300	389	(2,175)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		56,800	386	0
Put - OTC 10-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		7,700	53	0
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011		284,800	1,965	(23,496)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011		284,800	3,218	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		20,400	135	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		5,400	37	0

								$34,132	$(28,955)

See Accompanying Notes	Semiannual Report	September 30, 2011	37

Schedule of Investments PIMCO Real Return Fund (Cont.)

Foreign Currency Options
Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC AUD versus USD	MSX	$0.990	10/11/2011	AUD	119,600	$1,158	$(3,166)

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GST	0.000%	10/11/2011	$ 117,900	$623	$(440)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	136,300	692	(509)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	10/11/2011	267,200	2,968	(2,714)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	11/14/2011	305,700	3,324	(3,180)

					$7,607	$(6,843)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation-Floor Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$	172,600	$1,458	$(582)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020		264,700	2,362	(939)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020		34,000	439	(134)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020		38,300	287	(211)

							$4,546	$(1,866)

Transactions in written call and put options for the period ended September 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Premium
Balance at 03/31/2011	6,001	$4,640,800	AUD	0	$41,084
Sales	8,222	4,528,100		232,200	22,744
Closing Buys	(12,432)	(3,255,400)		0	(13,147)
Expirations	0	0		(112,600)	(1,035)
Exercised	(1,791)	(216,700)		0	(2,203)

Balance at 09/30/2011	0	$5,696,800	AUD	119,600	$47,443

(m)	Short sales outstanding on September 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (7)
U.S. Treasury Notes	3.125%	05/15/2021	$2,800	$3,111	$(3,129)

(7)	Market value includes $36 of interest payable on short sales.

38	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

(n)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	76,500	11/2011	CBK	$905	$0	$905
Sell		491,829	11/2011	DUB	5,569	0	5,569
Sell	BRL	90,449	11/2011	BRC	6,982	0	6,982
Sell		13,156	11/2011	CBK	1,184	0	1,184
Sell		15,086	11/2011	DUB	1,309	0	1,309
Buy		1,430	11/2011	HUS	0	(141)	(141)
Buy		1,420	11/2011	MSC	0	(148)	(148)
Buy	CAD	60,479	10/2011	DUB	0	(3,268)	(3,268)
Buy		64,857	10/2011	JPM	0	(3,571)	(3,571)
Buy	CNY	16,306	11/2011	BRC	19	0	19
Buy		68,760	11/2011	CBK	134	0	134
Buy		5,048	11/2011	HUS	3	0	3
Buy		35,905	11/2011	JPM	27	0	27
Buy		3,308	11/2011	RYL	6	0	6
Buy		6,009	02/2012	BRC	0	(1)	(1)
Buy		171,443	02/2012	DUB	331	0	331
Buy		334,608	02/2012	JPM	884	0	884
Buy		58,628	06/2012	BRC	0	(24)	(24)
Buy	EUR	1,404	10/2011	BOA	0	(124)	(124)
Sell		2,220	10/2011	BPS	164	0	164
Buy		213	10/2011	BRC	0	(22)	(22)
Sell		205,992	10/2011	BRC	13,436	0	13,436
Buy		23,301	10/2011	CBK	0	(2,206)	(2,206)
Sell		381,764	10/2011	CBK	28,582	0	28,582
Buy		27,146	10/2011	DUB	0	(2,819)	(2,819)
Sell		360,526	10/2011	DUB	28,621	0	28,621
Buy		5,887	10/2011	FBL	0	(424)	(424)
Sell		26,286	10/2011	FBL	1,489	0	1,489
Buy		14,188	10/2011	HUS	0	(1,424)	(1,424)
Buy		9,956	10/2011	JPM	0	(862)	(862)
Sell		85,355	10/2011	MSC	4,601	0	4,601
Buy		13,990	10/2011	RBC	0	(820)	(820)
Sell		4,586	10/2011	RBC	435	0	435
Buy		18,806	10/2011	RYL	0	(1,790)	(1,790)
Buy		35,963	10/2011	UAG	0	(1,840)	(1,840)
Sell	GBP	58,846	12/2011	CBK	2,182	0	2,182
Sell		21,958	12/2011	GST	596	(56)	540
Sell		16,100	12/2011	JPM	404	0	404
Sell		7,783	12/2011	RBC	172	0	172
Sell		6,046	12/2011	UAG	225	0	225
Buy	IDR	317,854,400	10/2011	CBK	114	(42)	72
Buy		145,040,000	10/2011	GST	27	0	27
Buy		21,892,000	01/2012	BOA	0	(110)	(110)
Buy		23,000,000	01/2012	CBK	0	(125)	(125)
Buy		11,208,000	01/2012	DUB	0	(115)	(115)
Buy		11,473,000	01/2012	HUS	0	(105)	(105)
Buy		44,572,400	01/2012	JPM	0	(316)	(316)
Buy		5,427,000	01/2012	UAG	0	(48)	(48)
Sell	INR	1,035,632	11/2011	BRC	1,589	0	1,589
Buy		3,201,366	11/2011	CBK	0	(7,247)	(7,247)
Buy		4,910,018	11/2011	UAG	0	(9,971)	(9,971)
Buy		1,000,000	07/2012	BRC	0	(1,795)	(1,795)
Buy	JPY	53,330	10/2011	BRC	0	(4)	(4)
Sell		8,545,724	10/2011	CBK	0	(4,072)	(4,072)
Sell		2,420,600	10/2011	DUB	0	(897)	(897)
Sell		2,473,600	10/2011	JPM	0	(923)	(923)

See Accompanying Notes	Semiannual Report	September 30, 2011	39

Schedule of Investments PIMCO Real Return Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	JPY	108,436	10/2011	RBC	$0	$(8)	$(8)
Sell		108,436	10/2011	RBC	8	0	8
Buy		53,331	10/2011	UAG	0	(6)	(6)
Sell		3,062,200	10/2011	UAG	0	(1,109)	(1,109)
Sell		21,860,000	11/2011	CBK	0	(396)	(396)
Buy	KRW	24,000,000	11/2011	GST	0	(1,871)	(1,871)
Sell		57,580,499	11/2011	MSC	433	0	433
Buy		240,862,643	02/2012	UAG	0	(25,504)	(25,504)
Buy	MXN	425,363	11/2011	CBK	0	(5,315)	(5,315)
Buy		7,994	11/2011	DUB	0	(106)	(106)
Buy		346,124	11/2011	MSC	0	(4,352)	(4,352)
Buy	MYR	31,032	11/2011	CBK	0	(772)	(772)
Buy		202,689	04/2012	UAG	0	(4,580)	(4,580)
Buy	NZD	4,871	11/2011	MSC	0	(149)	(149)
Buy	PHP	1,930,815	11/2011	BRC	411	0	411
Buy		616,600	11/2011	CBK	118	0	118
Buy		1,701,121	03/2012	CBK	0	(580)	(580)
Buy		1,365,000	03/2012	JPM	0	(427)	(427)
Buy	SGD	33,952	12/2011	CBK	0	(2,194)	(2,194)
Buy		44,282	12/2011	GST	0	(2,947)	(2,947)
Buy		25,600	12/2011	RYL	0	(1,606)	(1,606)
Buy		36,800	12/2011	UAG	0	(2,318)	(2,318)

					$100,960	$(99,550)	$1,410

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Bank Loan Obligations	$0	$104,532	$4,921	$109,453
Corporate Bonds & Notes
Banking & Finance	0	2,299,627	7,871	2,307,498
Industrials	0	512,293	2,945	515,238
Utilities	0	87,786	816	88,602
Convertible Bonds & Notes
Banking & Finance	0	11,787	0	11,787
Industrials	0	4,030	0	4,030
Municipal Bonds & Notes
California	0	39,770	0	39,770
District of Columbia	0	6,096	0	6,096
Illinois	0	5,801	0	5,801
Nevada	0	16,933	0	16,933
New York	0	14,159	0	14,159
Ohio	0	13,709	0	13,709
Puerto Rico	0	2,228	0	2,228
Rhode Island	0	2,081	0	2,081
Texas	0	2,755	0	2,755
West Virginia	0	9,044	0	9,044
U.S. Government Agencies	0	97,025	15,055	112,080
U.S. Treasury Obligations	0	19,635,110	0	19,635,110
Mortgage-Backed Securities	0	858,088	2,956	861,044
Asset-Backed Securities	0	684,216	22,995	707,211

40	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Sovereign Issues	$0	$1,296,804	$0	$1,296,804
Convertible Preferred Securities
Banking & Finance	9,194	0	0	9,194
Preferred Securities
Banking & Finance	2,113	12,380	0	14,493
Short-Term Instruments
Certificates of Deposit	0	68,647	0	68,647
Repurchase Agreements	0	41,138	0	41,138
Short-Term Notes	0	6,082	0	6,082
Japan Treasury Bills	0	418,612	0	418,612
U.S. Treasury Bills	0	47,664	0	47,664
PIMCO Short-Term Floating NAV Portfolio	688,404	0	0	688,404
Purchased Options
Interest Rate Contracts	0	140	0	140
	$699,711	$26,298,537	$57,559	$27,055,807

Short Sales, at value	$0	$(3,129)	$0	$(3,129)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	12,789	0	12,789
Foreign Exchange Contracts	0	100,960	0	100,960
Interest Rate Contracts	31,066	32,319	0	63,385
	$31,066	$146,068	$0	$177,134

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(30,072)	0	(30,072)
Foreign Exchange Contracts	0	(102,716)	0	(102,716)
Interest Rate Contracts	(83)	(33,805)	(8,709)	(42,597)
	$(83)	$(166,593)	$(8,709)	$(175,385)
Totals	$730,694	$26,274,883	$48,850	$27,054,427

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (9)
Investments, at value
Bank Loan Obligations	$4,960	$0	$0	$0	$0	$(39)	$0	$0	$4,921	$(39)
Corporate Bonds & Notes
Banking & Finance	7,815	0	0	0	0	56	0	0	7,871	56
Industrials	7,210	10,263	(14,163)	(208)	0	(157)	0	0	2,945	(155)
Utilities	0	0	0	0	0	0	816	0	816	0
U.S. Government Agencies	16,366	0	(1,314)	0	0	3	0	0	15,055	5
Mortgage-Backed Securities	0	3,036	0	4	0	(84)	0	0	2,956	(84)
Asset-Backed Securities	139,197	21,013	(25,692)	313	402	(1,253)	0	(110,985)	22,995	(1,421)
Sovereign Issues	173,309	0	(173,660)	4	0	347	0	0	0	0

	$348,857	$34,312	$(214,829)	$113	$402	$(1,127)	$816	$(110,985)	$57,559	$(1,638)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(15,203)	$0	$0	$0	$0	$6,494	$0	$0	$(8,709)	$6,494

Totals	$333,654	$34,312	$(214,829)	$113	$402	$5,367	$816	$(110,985)	$48,850	$4,856

See Accompanying Notes	Semiannual Report	September 30, 2011	41

Schedule of Investments PIMCO Real Return Fund (Cont.)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(p)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$140	$140
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	1,875	1,875
Unrealized appreciation on foreign currency contracts	0	0	0	100,960	0	100,960
Unrealized appreciation on OTC swap agreements	0	12,789	0	0	32,319	45,108

	$0	$12,789	$0	$100,960	$34,334	$148,083

Liabilities:
Written options outstanding	$0	$0	$0	$3,166	$37,664	$40,830
Variation margin payable on financial derivative instruments (2)	0	0	0	0	902	902
Unrealized depreciation on foreign currency contracts	0	0	0	99,550	0	99,550
Unrealized depreciation on OTC swap agreements	0	30,072	0	0	4,850	34,922

	$0	$30,072	$0	$102,716	$43,416	$176,204

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$0	$0	$0	$5,996	$5,996
Net realized gain (loss) on futures contracts, written options and swaps	0	3,324	0	1,035	(65,759)	(61,400)
Net realized gain on foreign currency transactions	0	0	0	30,864	0	30,864

	$0	$3,324	$0	$31,899	$(59,763)	$(24,540)

42	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2011

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(1,927)	$(1,927)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	(15,531)	0	(2,009)	68,426	50,886
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(19)	0	(19)

	$0	$(15,531)	$0	$(2,028)	$66,499	$48,940

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $30,983 as reported in the Notes to Schedule of Investments.

(q)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$9,511	$(5,214)	$4,297
BPS	1,433	(710)	723
BRC	25,824	(21,950)	3,874
CBK	10,365	(2,240)	8,125
DUB	24,694	(31,170)	(6,476)
FBF	(1,952)	1,758	(194)
FBL	1,065	(910)	155
GLM	5,367	(5,450)	(83)
GST	(758)	2,160	1,402
HUS	658	(860)	(202)
JPM	(6,460)	5,176	(1,284)
MSC	385	(228)	157
MSX	(3,166)	744	(2,422)
MYC	(27,157)	22,461	(4,696)
RBC	(213)	0	(213)
RYL	(2,915)	1,563	(1,352)
SOG	(116)	(240)	(356)
UAG	(42,708)	37,216	(5,492)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Semiannual Report	September 30, 2011	43

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares of the PIMCO Real Return Fund (the “Fund”) offered by the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

44	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2011

(d) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

Semiannual Report	September 30, 2011	45

Notes to Financial Statements (Cont.)

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

46	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2011

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. Investments in privately held investment funds where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Semiannual Report	September 30, 2011	47

Notes to Financial Statements (Cont.)

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Fund uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Fund’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Fund.

48	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2011

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. At the end of the period September 30, 2011, the PIMCO Real Return Fund had $1,942,500 in unfunded loan commitments outstanding.

(d) Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities,

Semiannual Report	September 30, 2011	49

Notes to Financial Statements (Cont.)

collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the

50	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2011

Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(g) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(h) U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered

Semiannual Report	September 30, 2011	51

Notes to Financial Statements (Cont.)

savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Fund.

(a) Foreign Currency Contracts  The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

52	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2011

(c) Options Contracts  The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  The Fund may write or purchase inflation-capped options. When the Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Fund purchases an inflation-capped option, the Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. For a Fund with income linked to inflation, writing inflation-capped options provides additional income and hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities.

Interest Rate Swaptions  The Fund may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

Foreign Currency Options  The Fund may write or purchase foreign currency options. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. A foreign currency option will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Semiannual Report	September 30, 2011	53

Notes to Financial Statements (Cont.)

Straddle Options  The Fund may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow the Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A short straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The short straddle profits when the underlying security price has little volatility before the expiration date. A long straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The long straddle profits when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Fund may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered commodities exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Premiums paid or received are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

54	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2011

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Semiannual Report	September 30, 2011	55

Notes to Financial Statements (Cont.)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2011 for which the Fund is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to

56	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2011

the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6.  PRINCIPAL RISKS

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Semiannual Report	September 30, 2011	57

Notes to Financial Statements (Cont.)

Credit and Counterparty Risks  The Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Fund by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

58	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2011

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory

Semiannual Report	September 30, 2011	59

Notes to Financial Statements (Cont.)

and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the Act (“Rule 12b-1”) to allow for payment of up to 0.25% per annum of the Class D supervisory and administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D (1)	A, B, C and R Classes
0.20%	0.30%	0.20%	0.60%	0.35%(2)
(1)

As described above, the Supervision and Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Supervisory and Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

(2)	Effective May 1, 2011, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.35% per annum.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust is permitted to reimburse the Distributor on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to the Distributor was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2011.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and R Classes of the Trust, the Trust compensates the Distributor or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and R Classes. The Trust paid the Distributor distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.50%	0.25%
Class R	0.25%	0.25%

60	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2011

The Distributor also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2011, the Distributor received $9,953,873 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except, PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2011, the Fund below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$186,794	$0

Semiannual Report	September 30, 2011	61

Notes to Financial Statements (Cont.)

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended September 30, 2011 (amounts in thousands):

Market Value 03/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized (Depreciation)	Market Value 09/30/2011	Dividend Income
$5,180	$2,013,625	$(1,330,300)	$2	$(103)	$688,404	$124

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2011, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$15,874,653	$13,736,398	$2,419,193	$899,225

62	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2011

11.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Real Return Fund
	Six Months Ended 09/30/2011		Year Ended 03/31/2011
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	159,864	$1,902,829	257,639	$2,914,321
Class P	28,090	333,123	68,832	778,769
Administrative Class	24,908	296,681	40,887	462,590
Class D	34,622	410,947	77,521	879,322
Class A	67,300	798,625	140,211	1,589,987
Class B	94	1,124	358	4,049
Class C	25,263	299,301	59,388	673,333
Class R	8,900	106,019	15,145	171,467

Issued as reinvestment of distributions
Institutional Class	13,989	164,816	15,478	175,745
Class P	952	11,218	621	7,066
Administrative Class	2,081	24,512	2,245	25,504
Class D	3,375	39,733	3,134	35,613
Class A	6,737	79,314	6,544	74,306
Class B	138	1,620	215	2,428
Class C	2,823	33,197	2,442	27,703
Class R	532	6,263	472	5,360

Cost of shares redeemed
Institutional Class	(131,765)	(1,581,662)	(328,929)	(3,702,021)
Class P	(16,162)	(191,967)	(28,700)	(324,269)
Administrative Class	(19,700)	(232,661)	(36,816)	(416,638)
Class D	(23,530)	(279,703)	(58,066)	(658,281)
Class A	(55,636)	(659,864)	(131,279)	(1,487,933)
Class B	(5,381)	(63,322)	(17,884)	(202,831)
Class C	(23,515)	(278,589)	(52,819)	(599,188)
Class R	(5,837)	(69,233)	(10,571)	(119,886)
Net increase resulting from Fund share transactions	98,142	$1,152,321	26,068	$316,516

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Semiannual Report	September 30, 2011	63

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2011

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2011, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of September 30, 2011, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$1,175,474	$(329,101)	$846,373
(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, and unamortized premium on convertible bonds for federal income tax purposes.

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Fund’s financial statements.

64	PIMCO REAL RETURN FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBL	Credit Suisse AG	MSX	Morgan Stanley Capital Group, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	MYR	Malaysian Ringgit
BRL	Brazilian Real	INR	Indian Rupee	NZD	New Zealand Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	PHP	Philippine Peso
CNY	Chinese Renminbi	KRW	South Korean Won	SGD	Singapore Dollar
EUR	Euro	MXN	Mexican Peso	USD	United States Dollar
GBP	British Pound

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index -Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration

Semiannual Report	September 30, 2011	65

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements

Approval of the Amended and Restated Investment Advisory Contract and Amended and Restated Supervision and Administration Agreement for PIMCO Credit Absolute Return Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund, PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2035 Fund, PIMCO Senior Floating Rate Fund, PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund and PIMCO Total Return Fund IV

At a meeting held on August 15-16, 2011, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2012. The Board also considered and approved for an additional one-year term through August 31, 2012, the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2012; and (ii) Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS® TR Strategy Fund and PIMCO Fundamental IndexPLUS® TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2012.

The Board, including all of the independent Trustees, approved the Investment Advisory Contract and Supervision and Administration Agreement (the “New Funds’ Agreements”) on behalf of PIMCO International Fundamental IndexPLUS® TR Strategy Fund, PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2035 Fund, PIMCO Senior Floating Rate Fund, PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund and PIMCO Total Return Fund IV, at a meeting on February 28, 2011, and on behalf of PIMCO Credit Absolute Return Fund and PIMCO Inflation Response Multi-Asset Fund, at a meeting on May 23, 2011 (together with PIMCO International Fundamental IndexPLUS® TR Strategy Fund, PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2035 Fund, PIMCO Senior Floating Rate Fund, PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund and PIMCO Total Return Fund IV, the “New Funds”). At the meeting held on August 15-16, 2011, the Board also considered and approved the Sub-Advisory Agreement (the “RAFI Sub-Advisory Agreement”) with RALLC, on behalf of PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and

66	PIMCO REAL RETURN FUND

(Unaudited)

supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds and, if available, information about the fees charged and services provided to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of the New Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to the New Funds.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 15-16, 2011 meeting. The independent Trustees also met with counsel to the Trust on August 4, 2011 to discuss the materials presented.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the applicable New Funds’ Agreements and the RAFI Sub-Advisory Agreement at the February 28, 2011, May 23, 2011 and August 15-16, 2011 meetings.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and the approval of the New Funds’ Agreements and the RAFI Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and

Semiannual Report	September 30, 2011	67

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee. The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees considered that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2010, including, but not limited to, undertaking significant technology initiatives; assuming responsibility for certain sub-administration services and decoupling from the Allianz Funds; broadening the PIMCO Retail Oversight (“PRO”) group to include oversight of institutional classes; implementing a quality management system for processes/activities; converting to a prospectus content management system; developing a “Pricing Portal” to streamline and automate certain pricing functions; continuing to implement fair valuation level assignments per FAS 157; planning to outsource net asset value delivery to another service provider to accelerate delivery timing to intermediaries; improving the review of Boston Financial Data Services’ large trade processing; implementing new cost basis reporting; establishing a new Funds’ website; and creating the PIMCO Risk Committee, which is the global risk oversight committee at PIMCO.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board also considered the sub-advisory services to be provided to the PIMCO International Fundamental IndexPLUS® TR Strategy Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund under the RAFI Sub-Advisory Agreement. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, RALLC’s principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by RALLC under the Asset Allocation Agreements, Sub-Advisory Agreements and RAFI Sub-Advisory Agreement are likely to benefit the Funds, the New Funds and their shareholders.

68	PIMCO REAL RETURN FUND

(Unaudited)

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3.	Investment Performance

As the New Funds had not yet commenced operations at the time the Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2011 and other performance data, as available, for the period ended June 30, 2011 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2011 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 15-16, 2011 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods. The Board noted that, as of May 31, 2011, the Institutional Class of 76%, 73% and 64% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis

Semiannual Report	September 30, 2011	69

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 5 years of performance history, more than 90% outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2011, as indicated in the PIMCO Report. The Board considered that, over periods three years and longer ended May 31, 2011, more than 90% of Funds (based on Institutional Class performance) have outperformed the relative benchmark indexes on a net-of-fees basis. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the supervisory and administrative fee for certain classes for several Funds, as well as historic fee reductions, including the significant supervisory and administrative fee reductions that took effect in May 2011.

The Board considered the intensive nature of managing bond funds, noting that it requires a number of factors, including, varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

The Board considered that PIMCO strives to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also noted that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate.

70	PIMCO REAL RETURN FUND

(Unaudited)

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

With respect to the New Funds, the Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. The Trustees noted that the advisory fees for the Funds were the same or lower than PIMCO separate account fees in 31 out of 44 strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

With respect to the PIMCO Credit Absolute Return Fund and PIMCO Total Return Fund IV, the Board reviewed data comparing the advisory fees to the standard fee rate PIMCO charges to separate accounts and other clients with a similar investment strategy. At the time the Board considered the advisory fees, PIMCO did not manage any separate accounts or other products with investment strategies similar to the PIMCO Inflation Response Multi-Asset Fund, PIMCO International Fundamental IndexPLUS® TR Strategy Fund, PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2035 Fund, PIMCO Senior Floating Rate Fund and PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund, and, thus, no comparative fee information was considered.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO

Semiannual Report	September 30, 2011	71

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

In connection with the approval of the New Funds’ Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreements. The Board concluded that the New Funds’ proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. With respect to the New Funds, the Board also noted that PIMCO proposed to add the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreements would likely benefit each New Fund and its shareholders.

72	PIMCO REAL RETURN FUND

(Unaudited)

5.	Adviser Costs, Level of Profits and Economies of Scale

As the New Funds are newly organized, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were similar to the previous year, and within the ranges, but above the median of publicly held investment management companies reported by Lipper and Strategic Insight. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through fee reductions or waivers, the pricing of funds to scale from inception and the enhancement of services provided in return for fees paid. The Trustees also considered that the unified fee has provided inherent economies of scale by maintaining fixed fees even if a particular Fund’s operating costs rise. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been “built” on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. The Board noted that, in general, fee rates for the Funds had been set competitively, had been reduced for some Funds over time, had been held steady for most Funds as assets grew and continued to be competitive compared with peers. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets.

The Board concluded that the Funds’ cost structures and the New Funds’ proposed cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

Semiannual Report	September 30, 2011	73

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Amended and Restated Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

(Unaudited)

7.	Conclusions

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreements and the Sub-Advisory Agreements, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreements and the RAFI Sub-Advisory Agreement were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund and the fees paid to RALLC by PIMCO under the RAFI Sub-Advisory Agreement, and that the approval of the New Funds’ Agreements and the RAFI Sub-Advisory Agreement was in the best interests of the New Funds and their shareholders.

74	PIMCO REAL RETURN FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

Sign up for e-delivery

To get future prospectuses online and to eliminate mailings, go to: pimco.com/edelivery

pimco.com/investments

PF4010SAR_093011

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2011

Private Account Portfolio Series

PIMCO Asset-Backed Securities Portfolio

PIMCO Developing Local Markets Portfolio

PIMCO Emerging Markets Portfolio

PIMCO FX Strategy Portfolio

PIMCO High Yield Portfolio

PIMCO International Portfolio

PIMCO Investment Grade Corporate Portfolio

PIMCO Long Duration Corporate Bond Portfolio

PIMCO Mortgage Portfolio

PIMCO Municipal Sector Portfolio

PIMCO Real Return Portfolio

PIMCO Senior Floating Rate Portfolio

PIMCO Short-Term Portfolio

PIMCO Short-Term Floating NAV Portfolio

PIMCO Short-Term Floating NAV Portfolio II

PIMCO U.S. Government Sector Portfolio

		Page

Chairman’s Letter		2
Important Information About the Portfolios		4
Expense Examples		21
Benchmark Descriptions		23
Financial Highlights		26
Statements of Assets and Liabilities		30
Statements of Operations		32
Statements of Changes in Net Assets		34
Statements of Cash Flows		38
Notes to Financial Statements		156
Glossary		169
Approval of Renewal of the Amended and Restated Investment Advisory Contract and the Amended and Restated Supervision and Administration Agreement		170

PORTFOLIO	Portfolio Summary	Schedule of Investments

PIMCO Asset-Backed Securities Portfolio	5	39
PIMCO Developing Local Markets Portfolio	6	49
PIMCO Emerging Markets Portfolio	7	56
PIMCO FX Strategy Portfolio	8	64
PIMCO High Yield Portfolio	9	67
PIMCO International Portfolio	10	77
PIMCO Investment Grade Corporate Portfolio	11	83
PIMCO Long Duration Corporate Bond Portfolio	12	94
PIMCO Mortgage Portfolio	13	111
PIMCO Municipal Sector Portfolio	14	120
PIMCO Real Return Portfolio	15	125
PIMCO Senior Floating Rate Portfolio	16	130
PIMCO Short-Term Portfolio	17	132
PIMCO Short-Term Floating NAV Portfolio	18	141
PIMCO Short-Term Floating NAV Portfolio II	19	147
PIMCO U.S. Government Sector Portfolio	20	150

Chairman’s Letter

Dear Shareholder,

Over the six-month reporting period, a number of events caused heightened investor nervousness and market volatility, which weighed on financial markets globally. In particular, the U.S. Congress flirted with possible default in what turned out to be political theater over the new debt ceiling, and at its end, the U.S. lost its prized AAA credit rating for long-term debt from Standard & Poor’s. In fact, polarization in Washington is high, including the divide in ideologies and in economic vision for the role and efficacy of fiscal policy. Within Europe, mounting concern about debt restructurings in peripheral European countries, amplified by the potential default of Greece and contagion to the rest of the region and to the global banking sector, increased speculation of a possible breakup of the Eurozone. A number of European economies are suffering from a significant loss of competitiveness, high debt loads and negative demographics. And in the Middle East and North Africa, ongoing social unrest and political uncertainty have increased concern over stability in the region.

In sum, these events weighed heavily on global investor sentiment and are clear indicators of significant structural re-alignments—social, political and economic—taking place at once throughout the world. Governments worldwide will be required to work together in a coordinated effort to address these growing issues of economic power and decline. In this fluid market environment being prepared for, and vigilant to, multiple scenarios is crucial to first managing the heightened risks and second in finding attractive investment opportunities throughout the global marketplace.

Included below are highlights of the financial markets during our six-month reporting period:

■

U.S. Treasury yields declined across the yield curve as prices rose during the reporting period due to the flight-to-quality brought on primarily by growing investor concern over the European sovereign debt crisis, a slowing global economy, and the downgrade of the U.S. credit rating by Standard & Poor’s in August. The Federal Reserve kept the Federal Funds Rate anchored within a range of zero to 0.25% and announced a new “Operation Twist” policy initiative, repeated from 1961, again designed to replace short-term debt with longer-term U.S. Treasuries to try to support the economy by reducing long-term interest rates. The Bank of England held its key lending rate at 0.50%, while the European Central Bank raised its main policy rate to 1.50% during the first part of the period in response to concerns over rising inflation despite slower economic activity. The benchmark ten-year U.S. Treasury note yielded 1.92% at the end of the reporting period, or 1.55% lower than on March 31, 2011. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 6.20% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted positive returns, as measured by the Barclays Capital U.S. TIPS Index, which returned 8.33%. The gains were driven by the rally in longer-term TIPS due to an investor flight-to-quality and slower global growth prospects amid heightened sovereign risk concerns in the U.S. and Europe. Shorter-maturity TIPS, however, sold-off given lower commodity prices in addition to upcoming negative inflation seasonality. Despite strong overall gains, TIPS underperformed their nominal U.S. Treasury counterparts as breakeven inflation levels, also a measure of market inflation expectations, narrowed dramatically for all maturities as the investor flight-to-quality bid favored nominal U.S. Treasury debt over TIPS. Also, investor inflation expectations softened as a direct result of slowing global economic growth.

■

Agency mortgage-backed securities (“MBS”) underperformed like-duration U.S. Treasury securities amid the flight-to-quality and speculation regarding a widespread government induced refinancing program. The Federal Reserve announced that it would continue to re-invest pay-downs (or the principal returned

2	PRIVATE ACCOUNT PORTFOLIO SERIES

on a security to the investor) on its Agency MBS and Agency debt into Agency MBS, which helped support Agency MBS asset prices. Non-Agency MBS and commercial MBS also underperformed like-duration U.S. Treasury securities due to increased risk aversion and broad market volatility during the reporting period.

■

Municipal Bonds, including both tax-exempt and taxable Build America Bonds (“BABs”), posted positive returns but underperformed like-duration U.S. Treasury securities due to the flight-to-quality rally in U.S. Treasuries during the period. Municipal bond yields declined across the municipal yield curve as default worries eased and technical factors, such as low new issue supply, supported municipal bond prices. Demand for BABs (taxable municipal bonds) was strong as the securities provided attractive risk-adjusted yields versus similarly rated corporate bonds.

■

Emerging market (“EM”) fixed income assets underperformed U.S. Treasury securities due to general risk aversion and increased market volatility related to global factors. EM spread widening was larger in lower quality EM countries, which generally underperformed the broader EM external debt market. In EM local currency instruments, EM currencies depreciated against the U.S. dollar amid a flight to the U.S. dollar’s perceived better safety. The weakness in EM currencies also affected the performance of EM local currency denominated debt.

■

Equity markets worldwide generally posted negative returns due to increased risk aversion and heightened market volatility brought on by global macroeconomic events. U.S. equities, as measured by the S&P 500 Index, declined 13.78% and global equities, as represented by the MSCI World Index, declined 16.22%. Emerging market equities, as measured by the MSCI Emerging Markets Index, declined 23.45% for the reporting period.

On the following pages of this Semiannual Report for the Private Account Portfolio Series (the “Portfolios”), the separate portfolios of the PIMCO Funds, please find specific details as to each Portfolio’s total return investment performance and a discussion of those factors that most affected performance.

Thank you again for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager. We also invite you to visit our website at www.pimco.com/investments, or our investment manager’s website at www.pimco.com, to learn more about our views and for expanded market commentary.

Sincerely, Brent R. Harris Chairman of the Board and President, PIMCO Funds November 25, 2011

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2011	3

Important Information About the Portfolios

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds offering memorandum.

We believe that bond portfolios have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond portfolios, and fixed-income securities held by a Portfolio are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Portfolio.

Bond portfolios and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolios may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk and short sale risk. A complete description of these and other risks is contained in each Portfolio’s offering memorandum. The Portfolios may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. A non-diversified portfolio may have additional risk and volatility compared to a diversified portfolio. Shareholders of a municipal bond portfolio will, at times, incur a tax liability, as income from such a portfolio may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Portfolio Summary page in this Annual Report (“Shareholder Report”), the Average Annual Total Return Investment Performance table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Portfolio commenced operations.

An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolios.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 927-4648 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling (800) 927-4648. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO advised Funds are distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019, www.pimco.com/investments, (888) 87-PIMCO.

4	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Asset-Backed Securities Portfolio

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

Asset-Backed Securities	31.8%
Mortgage-Backed Securities	24.7%
U.S. Treasury Obligations	23.6%
U.S. Government Agencies	11.8%
Short-Term Instruments	4.3%
Other	3.8%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/31/00)
PIMCO Asset-Backed Securities Portfolio	2.13%	6.23%	8.31%	6.61%	7.52%
Citigroup 3-Month Treasury Bill Index	0.04%	0.11%	1.62%	1.92%	2.17%
Barclays Capital Asset-Backed Securities Index	4.23%	3.34%	4.55%	4.38%	5.22%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Asset-Backed Securities Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of asset-backed securities (“ABS”) of varying maturities, which may be represented by options, futures contracts, or swap agreements.

»

Exposure to non-Agency mortgage-backed securities (“MBS”), subprime ABS, and commercial MBS detracted from performance as income and price depreciation on non-Agency MBS and subprime ABS securities were substantial and the CMBS sector underperformed the ABS index during the reporting period.

»	An allocation to Agency MBS added to performance as they outperformed the ABS index during the reporting period.

»	An underweight to credit card ABS detracted from performance as the sector outperformed the ABS index during the reporting period.

»	An allocation to student loan ABS detracted from performance as the sector underperformed the ABS index during the reporting period.

Semiannual Report	September 30, 2011	5

PIMCO Developing Local Markets Portfolio

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

Short-Term Instruments	37.7%
United States	23.0%
Brazil	18.6%
Australia	4.1%
Mexico	3.7%
Other	12.9%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	5 Years	Fund Inception (07/30/04)
PIMCO Developing Local Markets Portfolio	-6.41%	-2.03%	3.49%	5.61%
Citigroup 3-Month Treasury Bill Index	0.04%	0.11%	1.62%	2.12%	**
Custom JPM ELMI+ Benchmark	-6.51%	-2.32%	6.82%	7.56%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 07/31/2004.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Developing Local Markets Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or in fixed income instruments denominated in the currencies of, developing markets. The Portfolio defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high-income Organization for Economic Cooperation and Development (“OECD”) economies for the past five consecutive years. The Portfolio’s investments in currencies or fixed-income instruments may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight to the Mexican peso detracted from returns as the Mexican peso underperformed the Portfolio’s benchmark index during the reporting period.

»	An overweight to the South Korean won detracted from returns as the South Korean won underperformed the Portfolio’s benchmark index during the reporting period.

»	An overweight to the Canadian dollar detracted from returns as the Canadian dollar underperformed the Portfolio’s benchmark index during the reporting period.

»	An underweight to the Chinese yuan detracted from returns as the Chinese yuan outperformed the Portfolio’s benchmark index during the reporting period.

»	An overweight to the Singapore dollar contributed to performance as the Singapore dollar outperformed the Portfolio’s benchmark index during the reporting period.

»	An underweight to the Brazilian real contributed to performance as the Brazilian real underperformed the Portfolio’s benchmark index during the reporting period.

»	An out-of-benchmark allocation to Brazil local debt benefited returns as Brazilian local debt outperformed the Portfolio’s benchmark index during the reporting period.

6	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Emerging Markets Portfolio

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

Brazil	30.7%
Mexico	17.9%
Short-Term Instruments	12.5%
Russia	10.4%
Qatar	5.3%
United States	5.1%
Other	18.1%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/03/98)
PIMCO Emerging Markets Portfolio	-4.16%	-1.53%	4.01%	9.62%	9.45%
Citigroup 3-Month Treasury Bill Index	0.04%	0.11%	1.62%	1.92%	2.73%	**
Custom JPM ELMI+ Benchmark	-6.51%	-2.31%	4.51%	8.36%	7.91%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/1998.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Emerging Markets Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of fixed income instruments that economically are tied to emerging market countries, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”), or asset-backed securities (“ABS”).

»	An underweight to Turkey detracted from relative performance as the Turkey sub index outperformed the Portfolio’s benchmark index during the reporting period.

»	An overweight to the Mexican peso detracted from returns as the Mexican peso underperformed the Portfolio’s benchmark index during the reporting period.

»	An underweight to Kazakhstan detracted from relative performance as Kazakhstan outperformed the Portfolio’s benchmark index during the reporting period.

»	An underweight to the Singapore dollar detracted from performance as the Singapore dollar outperformed the Portfolio’s benchmark index during the reporting period.

»	An overweight to Brazil contributed to relative performance as the Brazilian sub index outperformed the Portfolio’s benchmark index during the reporting period.

»	An allocation to Brazilian interest rate swaps added to performance as they rallied during the reporting period.

»

An exposure to corporates/quasi sovereign credits contributed to relative performance as the JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI) outperformed the Portfolio’s benchmark during the reporting period.

Semiannual Report	September 30, 2011	7

PIMCO FX Strategy Portfolio

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

Short-Term Instruments	96.5%
Purchased Options	3.0%
U.S. Treasury Obligations	0.5%
‡	% of Total Investments as of 09/30/11

Cumulative Total Return for the period ended September 30, 2011
	6 Months	Fund Inception (10/05/10)
PIMCO FX Strategy Portfolio	-10.06%	-8.80%
BofA Merrill Lynch 3-Month Treasury Bill Index	0.05%	0.14	%*

All Portfolio returns are net of fees and expenses.

* Average annual total return since 09/30/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO FX Strategy Portfolio seeks maximum return, consistent with prudent investment management, by investing under normal circumstances in foreign (non-U.S.) currency positions backed by a portfolio of money market securities. The Portfolio may invest up to 50% of its total assets in positions related to a single foreign (non-U.S.) currency. The Portfolio’s investment may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Portfolio may, but is not required to, hedge its exposure to foreign (non-U.S.) currencies.

»	Long positions in the Norwegian krone, Swedish krona, and Australian dollar detracted from performance as these currencies depreciated in value relative to the U.S. dollar over the reporting period.

»	A long position in the Mexican peso from June 2011 through July 2011 detracted from performance as the currency depreciated in value relative to the U.S. dollar over this period.

»	A long position in the Singapore dollar from July 2011 through August 2011 detracted from performance as the currency depreciated in value relative to the U.S. dollar over this period.

»	A short position in the Japanese yen from April 2011 through July 2011 detracted from performance as the currency appreciated in value relative to the U.S. dollar over this period.

»

Gains from an increased underweight to the euro, which depreciated relative to the U.S. dollar from July 2011 through September 2011, more than offset losses incurred from an underweight to the euro, as it appreciated relative to the U.S. dollar from April 2011 through June 2011.

8	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO High Yield Portfolio

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

Industrials	49.6%
Banking & Finance	23.2%
Bank Loan Obligations	9.8%
Utilities	7.0%
Short-Term Instruments	2.6%
Other	7.8%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/08/00)
PIMCO High Yield Portfolio	-5.91%	1.65%	7.16%	8.35%	7.04%
Citigroup 3-Month Treasury Bill Index	0.04%	0.11%	1.62%	1.92%	2.14%	**
BofA Merrill Lynch U.S. High Yield, BB-B Rated Index	-3.92%	1.98%	6.27%	7.73%	7.35%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 11/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO High Yield Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, and which are rated below-investment grade by Moody’s, or equivalently rated by S&P and Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»

In general, relative performance came under pressure due to exposure to European issuers, as uncertainty from the region resulted in a flight-to-quality during the reporting period, in which lower quality credit underperformed higher quality credit.

»	Security selection within the chemical sector came under pressure as companies with exposure to the European region continued to weigh on returns.

»	Security selection in telecommunications detracted from relative performance as wireless providers underperformed their fixed-line and integrated counterparts.

»

Security selection within the finance and insurance sector, specifically to non-captive consumer financing companies, detracted from performance as these issues were impacted by the broader selloff of mortgages and securitized products.

»	An overweight to the energy sector added to relative returns as the sector outperformed the broader high yield bond market due to its defensive nature.

»	Exposure to investment grade credit benefited performance given the flight-to-quality during the reporting period, in which investment grade credit outperformed lower rated credit.

Semiannual Report	September 30, 2011	9

PIMCO International Portfolio

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

PIMCO Short-Term Floating Nav Portfolio	26.8%
Canada	26.7%
Japan Treasury Bills	23.3%
United States	11.3%
Other	11.9%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/13/89)
PIMCO International Portfolio	10.91%	11.06%	8.65%	8.71%	8.54%
Citigroup 3-Month Treasury Bill Index	0.04%	0.11%	1.62%	1.92%	3.64%	**
JPMorgan GBI Global ex-US Index Hedged in USD	4.44%	1.53%	4.58%	4.57%	6.60%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 11/30/1989.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO International Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in a portfolio of fixed income instruments of non-U.S. issuers, representing at least three non-U.S. countries or currencies, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”), or asset-backed securities (“ABS”).

»

An overweight to German bunds (within core-Europe) duration (or sensitivity to changes in market interest rates) versus European peripherals (i.e. Spain and Italy) contributed to relative performance as sovereign yields on German bunds fell and peripheral (i.e. Spanish and Italian) spreads widened over the reporting period.

»	An overweight to core-Europe swap spreads contributed to relative performance as these securities appreciated in price over the reporting period.

»	An overweight to U.S. and Canada contributed to relative performance as ten-year government yields fell over the reporting period.

»

Gains from an underweight to the euro, which depreciated relative to the U.S. dollar from July 2011 through September 2011, more than offset losses incurred from an underweight to the euro, as it appreciated relative to the U.S. dollar from April 2011 through June 2011.

»

An overweight to U.K. duration from August 2011 through September 2011 contributed to relative performance as ten-year government yields fell over this period, offsetting losses derived from an underweight to U.K. duration early in the reporting period.

»	An underweight to Japan duration detracted from relative performance as ten-year government yields fell over the reporting period.

»	An overweight to the Canadian dollar detracted from relative performance as it depreciated relative to the U.S. dollar over the reporting period.

10	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Investment Grade Corporate Portfolio

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

Banking & Finance	58.6%
Industrials	21.9%
Utilities	9.2%
Short-Term Instruments	4.8%
U.S. Treasury Obligations	1.6%
Other	3.9%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/26/00)
PIMCO Investment Grade Corporate Portfolio	-1.88%	0.03%	6.67%	7.72%	8.37%
Citigroup 3-Month Treasury Bill Index	0.04%	0.11%	1.62%	1.92%	2.40%	**
Barclays Capital Credit Investment Grade Index (Ex-Aa3 and Higher)	5.37%	4.60%	6.73%	6.36%	7.03%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 01/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Investment Grade Corporate Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of investment grade corporate fixed income instruments of varying maturities, which may be represented by options, futures contracts, and/or swap agreements.

»	An overweight exposure to banking credits was negative for performance as this sector underperformed the broader investment grade corporate bond market during the reporting period.

»

Duration (or sensitivity to changes in market interest rates) and yield curve positioning was net positive for returns. An overweight to U.S. duration was positive as yields fell. An underweight duration to the U.K. and Europe was slightly negative for returns as yields fell in these regions. Neutral yield curve positioning in the U.S. was slightly positive for performance.

»	The Portfolio’s exposure to natural gas pipelines was negative for performance as this sector posted weaker relative returns during the reporting period.

»	An overweight exposure to independent exploration and production credits was negative for returns as this sector lagged the broader credit market during the reporting period.

»	An underweight to the non-captive consumer finance sector was positive for performance as the sector underperformed the broader investment grade corporate bond market during the reporting period.

»	An underweight to life insurance issuers was positive for relative performance as this sector underperformed the broader investment grade corporate bond market during the reporting period.

»	An underweight to non-captive diversified finance companies was positive for performance as this sector underperformed the broader investment grade corporate bond market during the reporting period.

Semiannual Report	September 30, 2011	11

PIMCO Long Duration Corporate Bond Portfolio

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

Corporate Bonds & Notes	72.3%
U.S. Treasury Obligations	11.8%
Municipal Bonds & Notes	10.2%
Short-Term Instruments	3.2%
Sovereign Issues	2.2%
Other	0.3%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	Fund Inception (12/22/08)
PIMCO Long Duration Corporate Bond Portfolio	11.27%	9.31%	11.88%
Barclays Capital U.S. Long Credit Index	12.76%	9.31%	14.97%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 12/31/2008.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Long Duration Corporate Bond Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of corporate fixed income instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

Duration (or sensitivity to changes in market interest rates) and yield curve positioning detracted from performance. An underweight to U.S. duration with long exposure to U.K., European and Australian duration detracted from performance as the positive relative return impact of Europe, U.K. and Australia positioning was outweighed by the negative relative return impact of U.S. positioning. Yield curve positioning designed to benefit from the steepening of the U.S., U.K. and European yields curves was net negative to performance for the reporting period.

»	An overweight to banks detracted from performance as the sector underperformed the broader corporate bond market during the reporting period.

»	An above-index allocation to independent energy and production companies detracted from performance as the sector underperformed the broader corporate bond market during the reporting period.

»	An overweight to airline credits benefited relative performance as the sector outperformed the broader corporate bond market during the reporting period.

»	An overweight to natural gas pipelines, which underperformed the broader corporate bond market over the reporting period, detracted from relative performance.

»	An underweight to telecommunications wireline companies benefited returns as the sector underperformed the broader corporate bond market during the reporting period.

»	An underweight to oil refining companies benefited performance as the sector underperformed the broader corporate bond market during the reporting period.

12	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Mortgage Portfolio

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

U.S. Government Agencies	87.2%
Mortgage-Backed Securities	6.2%
Short-Term Instruments	3.8%
Asset-Backed Securities	2.8%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/31/00)
PIMCO Mortgage Portfolio	4.96%	6.33%	7.84%	6.56%	7.52%
Citigroup 3-Month Treasury Bill Index	0.04%	0.11%	1.62%	1.92%	2.40%
Barclays Capital U.S. MBS Fixed Rate Index	4.77%	5.65%	6.76%	5.64%	6.56%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Mortgage Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related securities of varying maturities, which may be represented by options, futures contracts, swap agreements, or asset-backed securities (“ABS”).

»	A move to overweight from underweight conventional thirty-year 4.5% and 5% coupon MBS added to returns as these coupons performed well during the reporting period.

»

Exposure to non-Agency mortgage-backed securities (“MBS”), subprime ABS, and commercial MBS (“CMBS”) detracted from performance as income and price depreciation on non-Agency MBS and subprime ABS securities were substantial and the CMBS sector underperformed the MBS index during the reporting period.

»

An overweight to mortgage spread duration (or sensitivity to the change in the spread between mortgage rates and the rate of U.S. Treasuries) detracted from returns as mortgage spreads widened during the reporting period.

»	An underweight to interest rate duration (or sensitivity to changes in market interest rates) for most of the reporting period detracted from performance as U.S. Treasury rates declined.

Semiannual Report	September 30, 2011	13

PIMCO Municipal Sector Portfolio

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

California	20.8%
New York	15.1%
Illinois	13.3%
Texas	10.6%
New Jersey	8.0%
Other	32.2%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/21/00)
PIMCO Municipal Sector Portfolio	10.50%	4.10%	0.86%	2.99%	3.94%
Citigroup 3-Month Treasury Bill Index	0.04%	0.11%	1.62%	1.92%	2.23%	**
Barclays Capital Long Municipal Bond Index	13.31%	4.31%	4.17%	5.45%	5.92%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 08/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Municipal Sector Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of fixed income securities of varying maturities issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities (“Municipal Securities”), or in instruments that provide exposure to the Municipal Securities sector, such as options, futures contracts, or swap agreements.

»

The Portfolio’s effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index throughout the reporting period, which detracted from performance as municipal bond yields moved lower during the reporting period.

»	An overweight to the tobacco municipal bond sector detracted from returns as the sector lagged the broader municipal bond index during the reporting period.

»	An overweight exposure to the corporate-backed sector detracted from returns as this sector underperformed the broader municipal bond index during the reporting period.

»	Exposure to the transportation and healthcare sectors benefited relative performance as these sectors outperformed the broader municipal bond index during the reporting period.

14	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Real Return Portfolio

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

U.S. Treasury Obligations	82.8%
Short-Term Instruments	11.9%
Sovereign Issues	3.9%
Corporate Bonds & Notes	0.8%
Mortgage-Backed Securities	0.2%
Other	0.4%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/28/00)
PIMCO Real Return Portfolio	8.32%	9.15%	6.92%	7.57%	8.26%
Citigroup 3-Month Treasury Bill Index	0.04%	0.11%	1.62%	1.92%	2.33%	**
Barclays Capital U.S. TIPS Index	8.33%	9.87%	7.10%	7.17%	7.70%	**

All Portfolio returns are net of fees and expenses.

*   Cumulative return.

** Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Real Return Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by options, futures contracts, or swap agreements.

»	Exposure to U.S. nominal duration (or sensitivity to changes in market interest rates) added to performance as nominal yields rallied during the reporting period.

»	Exposure to Australian real duration contributed to performance as Australian real yields declined during the reporting period.

»	An underweight to U.S. Treasury Inflation-Protected Securities (“TIPS”) during the majority of the reporting period detracted from returns as U.S. real yields rallied across most maturities.

»	Holdings of Italian inflation-linked bonds detracted from returns as Italian real yields rose during the reporting period.

Semiannual Report	September 30, 2011	15

PIMCO Senior Floating Rate Portfolio

Allocation Breakdown‡

Bank Loan Obligations	90.5%
Short-Term Instruments	9.5%
‡	% of Total Investments as of 09/30/11

A line graph is not included since the Portfolio has less than six months of performance

Cumulative Total Return for the period ended September 30, 2011
	Fund Inception (04/29/11)
PIMCO Senior Floating Rate Portfolio	-1.97%
Credit Suisse Institutional Leveraged Loan Index	-2.74%	*

All Portfolio returns are net of fees and expenses.

* Cumulative total return since 04/30/2011.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Senior Floating Rate Portfolio seeks a high level of current income, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of floating or adjustable rate senior secured loans, senior corporate debt and other senior fixed income instruments that effectively enable the Portfolio to achieve a floating rate of income. “Fixed Income Instruments” include bank loans, bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	The Portfolio commenced operations on April 29, 2011.

»	An underweight to the energy sector detracted from performance as the sector outperformed the broader market during the reporting period.

»	An overweight to financials detracted from returns as the sector underperformed the broader market during the reporting period.

»	An emphasis on triple-B and double-B rated loans contributed to performance as they outperformed lower rated issues during the reporting period.

»	An underweight allocation to retailers benefited performance as the sector underperformed the broader market during the reporting period.

»	An underweight to the housing sector contributed to performance as the sector underperformed the broader market during the reporting period.

16	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Short-Term Portfolio

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

Mortgage-Backed Securities	54.9%
Asset-Backed Securities	15.5%
Corporate Bonds & Notes	14.7%
U.S. Government Agencies	11.3%
Short-Term Instruments	2.5%
Other	1.1%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/20/00)
PIMCO Short-Term Portfolio	-2.31%	1.23%	3.31%	3.26%	3.80%
Citigroup 3-Month Treasury Bill Index	0.04%	0.11%	1.62%	1.92%	2.33%	**
3 Month USD LIBOR Index	0.14%	0.29%	2.35%	2.42%	2.83%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Short-Term Portfolio seeks maximum total return, consistent with preservation of capital and liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	A curve-steepening bias detracted from performance as the yield curve flattened over the reporting period.

»	Holdings of Agency and non-Agency mortgages detracted from performance as the spread to U.S. Treasuries widened during the reporting period.

»	Exposure to the corporate sector detracted from returns as corporate sector spreads widened during the reporting period.

»	An above-benchmark U.S. duration (or sensitivity to changes in market interest rates) added to returns as interest rates moved lower across most of the yield curve over the reporting period.

Semiannual Report	September 30, 2011	17

PIMCO Short-Term Floating NAV Portfolio

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

Repurchase Agreements	41.2%
Corporate Bonds & Notes	21.0%
Commercial Paper	9.7%
U.S. Government Agencies	8.2%
U.S. Treasury Obligations	8.0%
Short-Term Notes	5.3%
Other	6.6%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	Fund Inception (10/17/08)
PIMCO Short-Term Floating NAV Portfolio	0.09%	0.28%	0.46%
Citigroup 3-Month Treasury Bill Index	0.04%	0.11%	0.17%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/2008.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Short-Term Floating NAV Portfolio seeks maximum total return, consistent with preservation of capital and liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	The Portfolio had a focus on high-quality and short-maturity assets.

»	Exposure to the corporate sector detracted from returns as the sector spreads widened during the reporting period.

»	The Portfolio’s weighted average maturity increased over the reporting period to take advantage of higher yields further out the yield curve, ending the period at 87 days.

»	An allocation to longer-maturity securities helped provide a yield advantage over three-month U.S. Treasury bills as the yield curve was positively sloped for the reporting period.

18	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Short-Term Floating NAV Portfolio II

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

Repurchase Agreements	41.1%
Corporate Bonds & Notes	30.7%
U.S. Treasury Obligations	9.5%
U.S. Government Agencies	6.8%
Other	11.9%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	Fund Inception (06/09/09)
PIMCO Short-Term Floating NAV Portfolio II	0.03%	0.21%	0.31%
Citigroup 3-Month Treasury Bill Index	0.04%	0.11%	0.12%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 05/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO Short-Term Floating NAV Portfolio II seeks maximum total return, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards.

»	The Portfolio had a focus on high-quality and short-maturity assets.

»	Exposure to the corporate sector detracted from returns as corporate sector spreads widened during the reporting period.

»	The Portfolio’s weighted average maturity increased over the reporting period to take advantage of higher yields further out the yield curve, ending the period at 82 days.

»	An allocation to longer-maturity securities helped provide a yield advantage over three-month U.S. Treasury bills as the yield curve was positively sloped for the reporting period.

Semiannual Report	September 30, 2011	19

PIMCO U.S. Government Sector Portfolio

Cumulative Returns Through September 30, 2011

Allocation Breakdown‡

Short-Term Instruments	37.7%
U.S. Treasury Obligations	31.1%
U.S. Government Agencies	21.8%
Mortgage-Backed Securities	5.0%
Corporate Bonds & Notes	3.7%
Other	0.7%
‡	% of Total Investments as of 09/30/11

Average Annual Total Return for the period ended September 30, 2011
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/31/00)
PIMCO U.S. Government Sector Portfolio	0.68%	-3.70%	12.97%	8.86%	10.08%
Citigroup 3-Month Treasury Bill Index	0.04%	0.11%	1.62%	1.92%	2.40%
Barclays Capital Government Bond Index	8.20%	5.58%	6.56%	5.44%	6.44%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end is available by calling (800) 927-4648.

Portfolio Insights

»

The PIMCO U.S. Government Sector Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities of varying maturities, or in securities that provide exposure to the U.S. government securities sector, such as options, futures contracts, swap agreements, or mortgage-backed securities (“MBS”).

»	The Portfolio’s emphasis on the short-term portion of the yield curve significantly detracted from relative performance as the two- to thirty-year yield spread flattened during the reporting period.

»	A small out-of-benchmark allocation to municipal bonds detracted from performance as municipal bonds underperformed like-duration U.S. Treasuries during the reporting period.

»	An underweight exposure to long-term Agencies contributed to performance as they underperformed like-duration U.S. Treasuries during the reporting period.

»	An above benchmark duration (or sensitivity to changes in market interest rates) benefited performance as U.S. Treasury yields fell across the majority of the maturities during the reporting period.

20	PRIVATE ACCOUNT PORTFOLIO SERIES

Expense Examples

The following disclosure provides important information regarding each Portfolio’s Expense Example (“Example” or “Expense Example”). Please refer to this information when reviewing the Expense Example for a Portfolio.

Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Portfolios is from April 1, 2011 to September 30, 2011 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2011	21

Expense Examples (Cont.)

	Actual Performance				Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/11)		Ending Account Value (09/30/11)	Expenses Paid During Period *	Beginning Account Value (04/01/11)	Ending Account Value (09/30/11)	Expenses Paid During Period *	Net Annualized Expense Ratio
PIMCO Asset-Backed Securities Portfolio	$1,000.00		$1,021.35	$0.25	$1,000.00	$1,024.75	$0.25	0.05%
PIMCO Developing Local Markets Portfolio	1,000.00		935.94	0.58	1,000.00	1,024.40	0.61	0.12
PIMCO Emerging Markets Portfolio	1,000.00		958.42	0.59	1,000.00	1,024.40	0.61	0.12
PIMCO FX Strategy Portfolio	1,000.00		899.44	0.24	1,000.00	1,024.75	0.25	0.05
PIMCO High Yield Portfolio	1,000.00		940.94	1.02	1,000.00	1,023.95	1.06	0.21
PIMCO International Portfolio	1,000.00		1,109.06	0.69	1,000.00	1,024.35	0.66	0.13
PIMCO Investment Grade Corporate Portfolio	1,000.00		981.21	0.25	1,000.00	1,024.75	0.25	0.05
PIMCO Long Duration Corporate Bond Portfolio	1,000.00		1,112.73	0.26	1,000.00	1,024.75	0.25	0.05
PIMCO Mortgage Portfolio	1,000.00		1,049.61	0.26	1,000.00	1,024.75	0.25	0.05
PIMCO Municipal Sector Portfolio	1,000.00		1,105.04	1.47	1,000.00	1,023.60	1.42	0.28	**
PIMCO Real Return Portfolio	1,000.00		1,083.23	0.26	1,000.00	1,024.75	0.25	0.05
PIMCO Short-Term Portfolio	1,000.00		976.91	0.54	1,000.00	1,024.45	0.56	0.11
PIMCO Short-Term Floating NAV Portfolio	1,000.00		1,000.89	0.00	1,000.00	1,025.00	0.00	0.00
PIMCO Short-Term Floating NAV Portfolio II	1,000.00		1,000.31	0.25	1,000.00	1,024.75	0.25	0.05
PIMCO Senior Floating Rate Portfolio	1,000.00	[a]	980.35	0.21	1,000.00	1,024.75	0.25	0.05
PIMCO U.S. Government Sector Portfolio	1,000.00		1,006.80	0.25	1,000.00	1,024.75	0.25	0.05

* Expenses are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period) and 154/366 for the PIMCO Senior Floating Rate Fund (to reflect the period since the inception date of 04/29/11). The hypothetical expenses reflect an amount as if the classes had been operational for the entire fiscal half year.

** The Net Annualized Expense Ratio reflected in the expense example above includes 0.23% of non-cash interest expense as shown in the Financial Statements. If the example excluded this amount, the non-cash interest expense for the period would have been $0.26 for Actual Performance and $0.25 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Portfolio, but instead is offset by additional interest income recorded by the Portfolio in Residual Interest Bonds ("RIBs") transaction accounted for as secured borrowing. Refer to note 4(g) in the Notes to Financial Statements for additional information regarding RIBs.

a The Beginning Account Value is reflective as of 04/29/11 for Actual Performance.

22	PRIVATE ACCOUNT PORTFOLIO SERIES

Benchmark Descriptions

Index	Description

3 Month USD LIBOR Index	3 Month USD LIBOR Index. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Barclays Capital Asset-Backed Securities Index	Barclays Capital Asset-Backed Securities Index has 5 subsectors: credit and charge cards, autos, home equity loans, utility, and manufactured housing. The index includes pass-through, bullet, and controlled amortization structures. It includes only the senior class of each ABS issue; subordinate tranches are not included. It is not possible to invest directly in an unmanaged index.

Barclays Capital Credit Investment Grade Index (Ex-Aa3 and Higher)	Barclays Capital Credit Investment Grade Index (Ex-Aa3 and Higher) consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in an unmanaged index.

Barclays Capital Government Bond Index	Barclays Capital Government Bond Index consists of securities issued by the U.S. Government with a maturity of one year or more. It is not possible to invest directly in an unmanaged index.

Barclays Capital Long Municipal Bond Index	Barclays Capital Long Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Long Credit Index	Barclays Capital U.S. Long Credit Index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. MBS Fixed Rate Index	Barclays Capital U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

BofA Merrill Lynch 3-Month Treasury Bill Index	The BofA Merrill Lynch US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. While the index will often hold the Treasury Bill issued at the most recent 3-month auction, it is also possible for a seasoned 6-month Bill to be selected. It is not possible to invest directly in an unmanaged index.

BofA Merrill Lynch U.S. High Yield, BB-B Rated Index	BofA Merrill Lynch U.S. High Yield, BB-B Rated Index is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Prior to 1/97, data represents that of BofA Merrill Lynch High Yield Cash Pay, BB-B rated. BofA Merrill Lynch High Yield Cash Pay, BB-B rated. is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Excludes pay-in-kind bonds and deferred interest bonds that are not yet accruing a coupon. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2011	23

Benchmark Descriptions (Cont.)

Index	Description

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Credit Suisse Institutional Leveraged Loan Index	The Credit Suisse Institutional Leveraged Loan Index is a sub-index of the Credit Suisse Leveraged Loan Index and is designed to more closely reflect the investment criteria of institutional investors by sampling a lower volatility component of the market. The Index is formed by excluding the following facilities from the Credit Suisse Leveraged Loan Index: facility types TL and TLa, facilities priced 90 or lower at the beginning of the month and facilities rated CC, C or Default. The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the $US-denominated leveraged loan market. It is not possible to invest directly in an unmanaged index.

Custom JPM ELMI+ Benchmark	Custom JPM ELMI+ Benchmark consists of custom weights of selected countries within the JPMorgan Emerging Local Markets Index Plus. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US Index Hedged in USD	JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index	The MSCI (Morgan Stanley Capital International) Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging market equity performance. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI (Morgan Stanley Capital International) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

24	PRIVATE ACCOUNT PORTFOLIO SERIES

{THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2011	25

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Asset-Backed Securities Portfolio

04/01/2011 - 09/30/2011+	$10.90	$0.23	$0.00	$0.23	$(0.26)	$0.00	$0.00
03/31/2011	9.69	0.54	1.28	1.82	(0.61)	0.00	0.00
03/31/2010	7.14	0.41	2.65	3.06	(0.33)	(0.18)	0.00
03/31/2009	10.80	0.62	(2.91)	(2.29)	(0.80)	(0.57)	0.00
03/31/2008	10.66	0.59	0.06	0.65	(0.51)	0.00	0.00
03/31/2007	10.47	0.60	0.15	0.75	(0.56)	0.00	0.00

PIMCO Developing Local Markets Portfolio

04/01/2011 - 09/30/2011+	$5.75	$0.08	$(0.44)	$(0.36)	$(0.13)	$0.00	$0.00
03/31/2011	5.67	0.18	0.51	0.69	(0.61)	0.00	0.00
03/31/2010	4.75	0.19	1.14	1.33	(0.41)	0.00	0.00
03/31/2009	11.99	0.46	(3.99)	(3.53)	(0.34)	(3.37)	0.00
03/31/2008	11.55	0.64	1.12	1.76	(0.91)	(0.41)	0.00
03/31/2007	11.17	0.60	0.60	1.20	(0.51)	(0.31)	0.00

PIMCO Emerging Markets Portfolio

04/01/2011 - 09/30/2011+	$10.60	$0.29	$(0.72)	$(0.43)	$(0.13)	$0.00	$0.00
03/31/2011	10.02	0.57	0.63	1.20	(0.62)	0.00	0.00
03/31/2010	8.39	0.56	1.09	1.65	(0.01)	0.00	(0.01)
03/31/2009	10.77	0.74	(2.46)	(1.72)	(0.54)	(0.12)	0.00
03/31/2008	11.20	0.65	(0.01)	0.64	(0.95)	(0.12)	0.00
03/31/2007	11.32	0.68	0.53	1.21	(0.74)	(0.59)	0.00

PIMCO FX Strategy Portfolio

04/01/2011 - 09/30/2011+	$10.13	$0.01	$(1.02)	$(1.01)	$(0.16)	$0.00	$0.00
10/05/2010 - 03/31/2011	10.00	0.01	0.13	0.14	(0.01)	0.00	0.00

PIMCO High Yield Portfolio

04/01/2011 - 09/30/2011+	$8.02	$0.36	$(0.82)	$(0.46)	$(0.35)	$0.00	$0.00
03/31/2011	7.48	0.57	0.52	1.09	(0.55)	0.00	0.00
03/31/2010	5.14	0.59	2.37	2.96	(0.62)	0.00	0.00
03/31/2009	8.06	0.64	(2.58)	(1.94)	(0.65)	(0.33)	0.00
03/31/2008	8.55	0.63	(0.45)	0.18	(0.62)	(0.05)	0.00
03/31/2007	8.32	0.64	0.15	0.79	(0.56)	0.00	0.00

PIMCO International Portfolio

04/01/2011 - 09/30/2011+	$4.48	$0.03	$0.46	$0.49	$(0.11)	$0.00	$0.00
03/31/2011	4.49	0.07	0.22	0.29	(0.30)	0.00	0.00
03/31/2010	4.57	0.10	0.51	0.61	(0.69)	0.00	0.00
03/31/2009	4.58	0.14	0.00	0.14	(0.15)	0.00	0.00
03/31/2008	4.53	0.21	0.10	0.31	(0.26)	0.00	0.00
03/31/2007	5.06	0.18	(0.05)	0.13	(0.66)	0.00	0.00

PIMCO Investment Grade Corporate Portfolio

04/01/2011 - 09/30/2011+	$10.73	$0.29	$(0.48)	$(0.19)	$(0.22)	$0.00	$0.00
03/31/2011	10.30	0.58	0.48	1.06	(0.63)	0.00	0.00
03/31/2010	7.74	0.60	2.61	3.21	(0.65)	0.00	0.00
03/31/2009	9.86	0.57	(2.28)	(1.71)	(0.41)	0.00	0.00
03/31/2008	10.03	0.58	(0.20)	0.38	(0.53)	(0.02)	0.00
03/31/2007	9.77	0.60	0.27	0.87	(0.61)	0.00	0.00

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

26	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.26)	$10.87	2.13%	$614,610	0.05	%*	0.05	%*	0.05	%*	0.05	%*	4.14	%*	201	%**
(0.61)	10.90	19.09	628,555	0.13		0.13		0.05		0.05		5.13		430	**
(0.51)	9.69	43.84	567,843	0.24		0.24		0.05		0.05		4.81		297
(1.37)	7.14	(22.39)	510,881	0.72		0.72		0.05		0.05		6.51		173
(0.51)	10.80	6.21	1,102,173	0.82		0.82		0.05		0.05		5.39		87
(0.56)	10.66	7.30	533,748	1.83		1.83		0.05		0.05		5.71		49

$(0.13)	$5.26	(6.41)%	$496,279	0.12	%*	0.12	%*	0.12	%*	0.12	%*	2.60	%*	34	%**
(0.61)	5.75	12.86	827,935	0.12		0.12		0.12		0.12		3.15		53	**
(0.41)	5.67	28.36	734,025	0.12		0.12		0.12		0.12		3.48		528
(3.71)	4.75	(30.04)	76,274	0.17		0.17		0.12		0.12		4.58		230
(1.32)	11.99	15.76	865,101	0.12		0.12		0.12		0.12		5.28		144
(0.82)	11.55	11.02	348,637	0.12		0.12		0.12		0.12		5.29		15

$(0.13)	$10.04	(4.16)%	$1,143,085	0.12	%*	0.12	%*	0.12	%*	0.12	%*	5.40	%*	18	%**
(0.62)	10.60	12.20	1,214,298	0.13		0.13		0.12		0.12		5.46		43	**
(0.02)	10.02	19.63	691,903	0.12		0.12		0.12		0.12		6.04		306
(0.66)	8.39	(16.30)	688,397	0.12		0.12		0.12		0.12		7.77		297
(1.07)	10.77	6.10	1,734,503	0.13		0.13		0.12		0.12		5.93		333
(1.33)	11.20	11.12	947,267	0.12		0.12		0.12		0.12		6.01		224

$(0.16)	$8.96	(10.06)%	$34,465	0.05	%*	0.05	%*	0.05	%*	0.05	%*	0.20	%*	0	%**
(0.01)	10.13	1.40	7,915	0.11	*	1.47	*	0.05	*	1.41	*	0.23	*	0	**

$(0.35)	$7.21	(5.91)%	$634,787	0.21	%*	0.21	%*	0.05	%*	0.05	%*	9.07	%*	55	%**
(0.55)	8.02	15.24	1,027,941	0.05		0.05		0.05		0.05		7.31		89	**
(0.62)	7.48	59.39	364,866	0.06		0.06		0.05		0.05		8.90		118
(0.98)	5.14	(24.62)	377,688	0.06		0.06		0.05		0.05		9.11		385
(0.67)	8.06	2.18	1,311,402	0.05		0.05		0.05		0.05		7.58		263
(0.56)	8.55	9.89	360,207	0.05		0.05		0.05		0.05		7.55		184

$(0.11)	$4.86	10.91%	$2,293,787	0.13	%*	0.13	%*	0.12	%*	0.12	%*	1.37	%*	216	%**
(0.30)	4.48	6.46	2,178,538	0.12		0.12		0.12		0.12		1.51		413	**
(0.69)	4.49	14.96	2,673,135	0.12		0.12		0.12		0.12		2.31		336
(0.15)	4.57	3.45	1,839,174	0.12		0.12		0.12		0.12		3.33		779
(0.26)	4.58	7.12	3,292,982	0.12		0.12		0.12		0.12		4.70		591
(0.66)	4.53	2.67	2,496,716	0.12		0.12		0.12		0.12		3.65		674

$(0.22)	$10.32	(1.88)%	$4,540,283	0.05	%*	0.05	%*	0.05	%*	0.05	%*	5.32	%*	27	%**
(0.63)	10.73	10.55	4,693,406	0.05		0.05		0.05		0.05		5.47		76	**
(0.65)	10.30	42.17	4,735,767	0.05		0.05		0.05		0.05		6.25		103
(0.41)	7.74	(17.61)	3,700,135	0.08		0.08		0.05		0.05		6.49		164
(0.55)	9.86	3.92	3,750,811	0.05		0.05		0.05		0.05		5.83		93
(0.61)	10.03	9.21	1,165,111	0.05		0.05		0.05		0.05		6.03		32

Semiannual Report	September 30, 2011	27

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Long Duration Corporate Bond Portfolio

04/01/2011 - 09/30/2011+	$10.73	$0.32	$0.88	$1.20	$(0.27)	$0.00	$0.00
03/31/2011	10.47	0.64	0.46	1.10	(0.61)	(0.23)	0.00
03/31/2010	8.71	0.62	1.68	2.30	(0.44)	(0.10)	0.00
12/22/2008 - 03/31/2009	10.00	0.14	(1.40)	(1.26)	(0.03)	0.00	0.00

PIMCO Mortgage Portfolio

04/01/2011 - 09/30/2011+	$10.85	$0.15	$0.39	$0.54	$(0.20)	$0.00	$0.00
03/31/2011	10.85	0.31	0.37	0.68	(0.36)	(0.32)	0.00
03/31/2010	10.28	0.63	0.73	1.36	(0.78)	(0.01)	0.00
03/31/2009	10.63	0.75	(0.38)	0.37	(0.72)	0.00	0.00
03/31/2008	10.45	0.60	0.15	0.75	(0.57)	0.00	0.00
03/31/2007	10.29	0.57	0.17	0.74	(0.58)	0.00	0.00

PIMCO Municipal Sector Portfolio

04/01/2011 - 09/30/2011+	$7.66	$0.23	$0.57	$0.80	$(0.23)	$0.00	$0.00
03/31/2011	8.08	0.45	(0.36)	0.09	(0.51)	0.00	0.00
03/31/2010	7.41	0.43	0.68	1.11	(0.44)	0.00	0.00
03/31/2009	9.40	0.40	(1.92)	(1.52)	(0.47)	0.00	0.00
03/31/2008	10.53	0.48	(1.06)	(0.58)	(0.45)	(0.10)	0.00
03/31/2007	10.27	0.51	0.22	0.73	(0.47)	0.00	0.00

PIMCO Real Return Portfolio

04/01/2011 - 09/30/2011+	$9.18	$0.16	$0.60	$0.76	$(0.18)	$0.00	$0.00
03/31/2011	8.94	0.22	0.45	0.67	(0.19)	(0.24)	0.00
03/31/2010	8.55	0.46	0.52	0.98	(0.59)	0.00	0.00
03/31/2009	11.35	0.26	(1.23)	(0.97)	(0.26)	(1.57)	0.00
03/31/2008	10.49	0.67	0.84	1.51	(0.65)	0.00	0.00
03/31/2007	10.46	0.42	0.11	0.53	(0.42)	(0.08)	0.00

PIMCO Senior Floating Rate Portfolio

04/29/2011 - 09/30/2011+	$10.00	$0.14	$(0.34)	$(0.20)	$(0.02)	$0.00	$0.00

PIMCO Short-Term Portfolio

04/01/2011 - 09/30/2011+	$9.33	$0.19	$(0.40)	$(0.21)	$(0.19)	$0.00	$0.00
03/31/2011	8.82	0.41	0.47	0.88	(0.37)	0.00	0.00
03/31/2010	7.36	0.39	1.43	1.82	(0.36)	0.00	0.00
03/31/2009	9.19	0.43	(1.69)	(1.26)	(0.57)	0.00	0.00
03/31/2008	9.81	0.50	(0.61)	(0.11)	(0.51)	0.00	0.00
03/31/2007	9.72	0.52	0.02	0.54	(0.45)	0.00	0.00

PIMCO Short-Term Floating NAV Portfolio

04/01/2011 - 09/30/2011+	$10.02	$0.01	$(0.01)	$0.00	$(0.01)	$0.00	$0.00
03/31/2011	10.01	0.03	0.01	0.04	(0.03)	0.00	0.00
03/31/2010	10.01	0.03	0.01	0.04	(0.04)	0.00	0.00
10/17/2008 - 03/31/2009	10.00	0.02	0.04	0.06	(0.05)	0.00	0.00

PIMCO Short-Term Floating NAV Portfolio II

04/01/2011 - 09/30/2011+	$10.01	$0.01	$(0.01)	$0.00	$(0.01)	$0.00	$0.00
03/31/2011	10.01	0.03	0.00	0.03	(0.03)	0.00	0.00
06/09/2009 - 03/31/2010	10.00	0.02	0.01	0.03	(0.02)	0.00	0.00

PIMCO U.S. Government Sector Portfolio

04/01/2011 - 09/30/2011+	$8.80	$0.05	$0.01	$0.06	$(0.04)	$0.00	$0.00
03/31/2011	9.54	0.22	0.74	0.96	(0.25)	(1.45)	0.00
03/31/2010	9.29	0.27	1.02	1.29	(0.53)	(0.51)	0.00
03/31/2009	12.96	0.45	0.53	0.98	(0.51)	(4.14)	0.00
03/31/2008	10.59	0.56	2.45	3.01	(0.64)	0.00	0.00
03/31/2007	10.38	0.53	0.19	0.72	(0.51)	0.00	0.00

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

28	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.27)	$11.66	11.27%	$9,381,425	0.05	%*	0.05	%*	0.05	%*	0.05	%*	5.73	%*	76	%**
(0.84)	10.73	10.81	7,352,561	0.05		0.05		0.05		0.05		5.91		236	**
(0.54)	10.47	26.73	3,886,734	0.05		0.05		0.05		0.05		6.07		200
(0.03)	8.71	(12.64)	267,186	0.10	*	0.17	*	0.05	*	0.12	*	5.67	*	73

$(0.20)	$11.19	4.96%	$7,957,285	0.05	%*	0.05	%*	0.05	%*	0.05	%*	2.64	%*	505	%**
(0.68)	10.85	6.34	8,309,643	0.05		0.05		0.05		0.05		2.84		1,257	**
(0.79)	10.85	13.66	5,554,742	0.13		0.13		0.05		0.05		5.84		1,105
(0.72)	10.28	3.75	10,215,177	0.97		0.97		0.05		0.05		7.28		1,002
(0.57)	10.63	7.40	13,802,040	1.25		1.25		0.05		0.05		5.72		604
(0.58)	10.45	7.32	9,284,142	0.26		0.26		0.05		0.05		5.52		668

$(0.23)	$8.23	10.50%	$460,865	0.28	%*	0.28	%*	0.05	%*	0.05	%*	5.79	%*	24	%**
(0.51)	7.66	1.03	331,088	0.24		0.24		0.05		0.05		5.51		36	**
(0.44)	8.08	15.17	828,575	0.13		0.13		0.05		0.05		5.35		42
(0.47)	7.41	(16.34)	958,402	0.48		0.48		0.05		0.05		4.92		77
(0.55)	9.40	(5.67)	389,284	1.43		1.43		0.05		0.05		4.81		46
(0.47)	10.53	7.26	267,835	1.25		1.25		0.05		0.05		4.87		79

$(0.18)	$9.76	8.32%	$2,752,631	0.05	%*	0.05	%*	0.05	%*	0.05	%*	3.26	%*	140	%**
(0.43)	9.18	7.58	1,331,349	0.05		0.05		0.05		0.05		2.40		356	**
(0.59)	8.94	11.80	282,676	0.08		0.08		0.05		0.05		5.31		594
(1.83)	8.55	(7.59)	950,253	0.10		0.10		0.05		0.05		2.70		1,242
(0.65)	11.35	15.04	700,395	0.05		0.05		0.05		0.05		6.31		954
(0.50)	10.49	5.21	912,909	0.05		0.05		0.05		0.05		3.97		561

$(0.02)	$9.78	(1.97)%	$8,374	0.05	%*	0.05	%*	0.05	%*	0.05	%*	3.38	%*	88	%**

$(0.19)	$8.93	(2.31)%	$988,567	0.11	%*	0.11	%*	0.05	%*	0.05	%*	4.24	%*	7	%**
(0.37)	9.33	10.10	1,310,011	0.13		0.13		0.05		0.05		4.53		32	**
(0.36)	8.82	25.14	1,217,876	0.09		0.09		0.05		0.05		4.72		146
(0.57)	7.36	(13.94)	1,436,199	0.39		0.39		0.05		0.05		5.01		202
(0.51)	9.19	(1.21)	3,464,321	0.53		0.53		0.05		0.05		5.20		317
(0.45)	9.81	5.67	5,475,245	0.18		0.18		0.05		0.05		5.27		121

$(0.01)	$10.01	0.09%	$69,762,227	0.00	%*	0.00	%*	0.00	%*	0.00	%*	0.28	%*	51%
(0.03)	10.02	0.41	59,498,485	0.00		0.00		0.00		0.00		0.34		40
(0.04)	10.01	0.46	35,523,113	0.00		0.00		0.00		0.00		0.31		125
(0.05)	10.01	0.41	5,586,486	0.00	*	0.00	*	0.00	*	0.00	*	0.35	*	N/A

$(0.01)	$10.00	0.03%	$3,833,032	0.05	%*	0.05	%*	0.05	%*	0.05	%*	0.23	%*	64%
(0.03)	10.01	0.39	4,658,383	0.05		0.05		0.05		0.05		0.33		117
(0.02)	10.01	0.30	2,794,627	0.05	*	0.05	*	0.05	*	0.05	*	0.24	*	82

$(0.04)	$8.82	0.68%	$4,886,526	0.05	%*	0.05	%*	0.05	%*	0.05	%*	1.12	%*	200	%**
(1.70)	8.80	9.99	4,877,476	0.06		0.06		0.05		0.05		2.22		333	**
(1.04)	9.54	14.35	4,016,293	0.06		0.06		0.05		0.05		2.83		656
(4.65)	9.29	9.05	3,188,005	0.11		0.11		0.05		0.05		3.92		664
(0.64)	12.96	29.67	4,146,692	0.11		0.11		0.05		0.05		5.06		533
(0.51)	10.59	7.09	8,037,047	0.05		0.05		0.05		0.05		5.03		361

Semiannual Report	September 30, 2011	29

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Asset-Backed Securities Portfolio	PIMCO Developing Local Markets Portfolio	PIMCO Emerging Markets Portfolio	PIMCO FX Strategy Portfolio	PIMCO High Yield Portfolio	PIMCO International Portfolio

Assets:
Investments, at value	$852,289	$521,740	$1,102,511	$5,201	$911,216	$1,582,438
Investments in Affiliates, at value	14,016	96,407	60,936	31,116	151	580,178
Repurchase agreements, at value	0	432	573	385	1,826	4,069
Cash	210	2,727	349	286	3,157	4,070
Deposits with counterparty	0	0	0	0	3,980	6,230
Foreign currency, at value	0	3,682	9,169	0	204	5,541
Receivable for investments sold	819	3,877	2,385	0	27,464	276,322
Receivable for investments sold on a delayed-delivery basis	2,262	1,905	1,103	0	0	0
Receivable for Portfolio shares sold	0	800	0	0	0	0
Interest and dividends receivable	4,127	5,224	16,545	0	19,459	12,850
Dividends receivable from Affiliates	3	53	16	7	3	129
Variation margin receivable on financial derivative instruments	71	0	0	0	417	4,352
OTC swap premiums paid	4,576	0	53,057	0	21,443	26,157
Unrealized appreciation on foreign currency contracts	0	52,487	34,214	2,109	8,258	37,543
Unrealized appreciation on OTC swap agreements	8,060	96	22,085	0	22,474	157,508
Other assets	0	0	0	0	0	0
	886,433	689,430	1,302,943	39,104	1,020,052	2,697,387

Liabilities:
Payable for reverse repurchase agreements	$0	$0	$0	$0	$270,263	$0
Payable for investments purchased	44,350	6,420	2,959	285	34,175	167,230
Payable for investments in Affiliates purchased	3	53	16	7	3	129
Payable for investments purchased on a delayed-delivery basis	186,949	83,725	5,231	0	0	0
Payable for short sales	0	0	0	0	3,009	0
Deposits from counterparty	8,810	15,165	34,671	680	28,340	170,816
Payable for floating rate notes issued	0	0	0	0	0	0
Payable for Portfolio shares redeemed	1,850	15,491	4,040	0	14,330	6,930
Dividends payable	0	0	0	0	26	0
Written options outstanding	0	0	0	1,200	187	0
Accrued investment advisory fees	11	12	21	0	12	41
Accrued supervisory and administrative fees	16	61	106	1	18	206
Variation margin payable on financial derivative instruments	0	0	0	0	66	0
Reimbursement to PIMCO	0	0	0	0	0	0
OTC swap premiums received	23,212	0	15,386	0	19,158	11,577
Unrealized depreciation on foreign currency contracts	0	72,224	40,732	2,466	408	40,882
Unrealized depreciation on OTC swap agreements	6,602	0	56,696	0	15,270	5,789
Other liabilities	20	0	0	0	0	0
	271,823	193,151	159,858	4,639	385,265	403,600

Net Assets	$614,610	$496,279	$1,143,085	$34,465	$634,787	$2,293,787

Net Assets Consist of:
Paid in capital	$677,180	$608,920	$1,210,852	$37,593	$816,682	$2,289,562
Undistributed (overdistributed) net investment income	10,025	2,915	(2,680)	(214)	26,607	(8,840)
Accumulated undistributed net realized gain (loss)	16,822	(70,585)	(11,919)	(2,525)	(144,809)	(95,295)
Net unrealized appreciation (depreciation)	(89,417)	(44,971)	(53,168)	(389)	(63,693)	108,360
	$614,610	$496,279	$1,143,085	$34,465	$634,787	$2,293,787

Shares Issued and Outstanding:	56,550	94,262	113,849	3,846	88,069	472,086

Net Asset Value and Redemption Price Per Share (Net Asset Value Per Share Outstanding):	$10.87	$5.26	$10.04	$8.96	$7.21	$4.86

Cost of Investments	$943,616	$546,564	$1,112,880	$5,185	$990,995	$1,619,795
Cost of Investments in Affiliates	$14,019	$96,417	$60,953	$31,123	$151	$580,288
Cost of Repurchase Agreements	$0	$432	$573	$385	$1,826	$4,069
Cost of Foreign Currency Held	$0	$3,654	$9,621	$0	$209	$5,549
Proceeds Received on Short Sales	$0	$0	$0	$0	$3,011	$0
Premiums Received on Written Options	$0	$0	$0	$1,159	$211	$0

30	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

PIMCO Investment Grade Corporate Portfolio	PIMCO Long Duration Corporate Bond Portfolio	PIMCO Mortgage Portfolio	PIMCO Municipal Sector Portfolio	PIMCO Real Return Portfolio	PIMCO Senior Floating Rate Portfolio	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government Sector Portfolio

$4,433,481	$9,753,245	$13,135,676	$494,720	$2,857,294	$7,706	$1,190,827	$41,392,828	$2,237,588	$3,968,223
189,870	285,906	458,580	108	375,062	701	22,232	0	0	64,354
2,195	1,882	44,200	220	6,339	105	4,355	29,028,151	1,558,830	744,024
1,727	592	14,250	220	5,911	44	3,497	3,177	1,136	102,875
0	121	35,485	0	4	0	20	0	0	145
9	1,378	0	0	63	0	0	0	3	0
19,296	123,570	6,497,588	0	163,354	55	3,120	222,706	3,001	343,447
17,463	70,667	0	0	105,747	0	0	0	0	0
0	17,000	0	0	0	0	0	0	31,600	35,600
64,477	139,097	24,346	7,163	12,560	33	6,007	108,613	8,761	15,797
31	28	261	0	45	0	4	0	0	14
17	754	0	0	0	0	17	0	0	612
4,185	23,245	28,304	0	131	0	0	0	0	137,138
0	11,702	0	0	5,448	0	0	0	0	0
4,889	27,159	33,815	204	286	0	6,386	0	0	7,943
0	0	0	41	0	0	0	0	0	0
4,737,640	10,456,346	20,272,505	502,676	3,532,244	8,644	1,236,465	70,755,475	3,840,919	5,420,172

$26,963	$263,146	$0	$0	$42,103	$0	$231,694	$0	$0	$0
45,705	106,611	9,610,196	220	180,448	270	5,096	987,991	1,130	240,664
32	28	261	0	45	0	4	0	0	14
43,317	519,829	0	0	455,998	0	0	0	0	0
0	0	2,599,716	0	0	0	0	0	0	11,918
3,311	15,366	50,620	30	7,700	0	3,555	5,257	0	35,810
0	0	0	34,347	0	0	0	0	0	0
14,600	17,000	25,810	2,210	92,160	0	2,510	0	6,607	17,290
0	0	0	0	0	0	0	0	5	0
5,258	30,528	0	0	183	0	0	0	0	13,464
82	165	139	8	58	0	19	0	58	85
123	247	209	12	87	0	29	0	87	128
0	71	0	0	99	0	0	0	0	16,091
0	2	0	0	0	0	0	0	0	0
14,477	41,006	19,934	1,536	277	0	175	0	0	71,938
0	2,429	0	0	241	0	0	0	0	0
43,489	78,463	8,335	3,190	214	0	4,816	0	0	126,244
0	30	0	258	0	0	0	0	0	0
197,357	1,074,921	12,315,220	41,811	779,613	270	247,898	993,248	7,887	533,646

$4,540,283	$9,381,425	$7,957,285	$460,865	$2,752,631	$8,374	$988,567	$69,762,227	$3,833,032	$4,886,526

$4,439,925	$8,500,425	$7,816,084	$443,032	$2,571,399	$8,539	$1,416,382	$69,773,087	$3,835,177	$5,109,897
55,179	78,786	20,068	5,556	11,179	70	19,489	105	(4)	4,758
(28,267)	191,790	132,576	(7,782)	90,419	(11)	(375,518)	9,777	610	(237,003)
73,446	610,424	(11,443)	20,059	79,634	(224)	(71,786)	(20,742)	(2,751)	8,874
$4,540,283	$9,381,425	$7,957,285	$460,865	$2,752,631	$8,374	$988,567	$69,762,227	$3,833,032	$4,886,526

439,887	804,545	710,972	56,001	281,891	856	110,689	6,967,084	383,248	554,076

$10.32	$11.66	$11.19	$8.23	$9.76	$9.78	$8.93	$10.01	$10.00	$8.82

$4,321,344	$9,105,839	$13,154,877	$461,588	$2,787,484	$7,930	$1,263,867	$41,413,570	$2,240,339	$3,957,358
$189,895	$285,934	$458,624	$108	$375,130	$701	$22,232	$0	$0	$64,374
$2,195	$1,882	$44,200	$220	$6,339	$105	$4,355	$29,028,151	$1,558,830	$744,024
$8	$1,417	$0	$0	$45	$0	$0	$0	$3	$0
$0	$0	$2,582,014	$0	$0	$0	$0	$0	$0	$11,901
$5,014	$33,180	$0	$0	$651	$0	$0	$0	$0	$10,600

Semiannual Report	September 30, 2011	31

Statements of Operations

Six Months Ended September 30, 2011 (Unaudited)
(Amounts in thousands)	PIMCO Asset-Backed Securities Portfolio	PIMCO Developing Local Markets Portfolio	PIMCO Emerging Markets Portfolio	PIMCO FX Strategy Portfolio	PIMCO High Yield Portfolio	PIMCO International Portfolio

Investment Income:
Interest, net of foreign taxes*	$13,261	$11,341	$34,489	$2	$38,487	$16,439
Dividends	0	0	0	0	1,274	0
Dividends from Affiliate investments	11	479	134	24	16	589
Miscellaneous income	0	0	0	0	0	9
Total Income	13,272	11,820	34,623	26	39,777	17,037

Expenses:
Investment advisory fees	64	88	127	2	87	231
Supervisory and administrative fees	96	439	634	3	130	1,153
Dividends on short sales	0	0	0	0	26	0
Trustees' fees	1	1	2	0	1	3
Interest expense	15	7	28	0	666	68
Miscellaneous expense	0	1	0	0	1	1
Total Expenses	176	536	791	5	911	1,456

Net Investment Income	13,096	11,284	33,832	21	38,866	15,581

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	15,328	1,740	3,594	(1,664)	2,452	61,006
Net realized gain (loss) on Affiliate investments	(4)	(101)	(39)	(11)	3	(80)
Net realized gain (loss) on futures contracts, written options and swaps	7,558	484	7,917	1,667	25,190	65,278
Net realized gain (loss) on foreign currency transactions	0	21,156	16,067	(2,518)	(5,209)	(21,155)
Net change in unrealized appreciation (depreciation) on investments	(22,600)	(34,353)	(52,116)	60	(105,453)	(29,996)
Net change in unrealized (depreciation) on Affiliate investments	(3)	(57)	(17)	(7)	0	(164)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(208)	(167)	(37,842)	(29)	(4,583)	154,031
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(37,770)	(21,708)	(708)	12,353	(8,515)
Net Gain (Loss)	71	(49,068)	(84,144)	(3,210)	(75,247)	220,405

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,167	$(37,784)	$(50,312)	$(3,189)	$(36,381)	$235,986

* Foreign tax withholdings	$0	$0	$0	$0	$0	$0

(1)	Period from April 29, 2011 to September 30, 2011.

32	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Investment Grade Corporate Portfolio	PIMCO Long Duration Corporate Bond Portfolio	PIMCO Mortgage Portfolio	PIMCO Municipal Sector Portfolio	PIMCO Real Return Portfolio	PIMCO Senior Floating Rate Portfolio (1)	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government Sector Portfolio

$127,734	$248,995	$89,784	$12,942	$38,765	$90	$27,400	$96,172	$7,572	$29,448
1,236	12	0	0	15	0	8	0	0	0
78	128	1,007	7	146	1	35	0	0	89
0	8	0	0	0	0	0	0	0	0
129,048	249,143	90,791	12,949	38,926	91	27,443	96,172	7,572	29,537

485	869	683	43	238	0	127	0	538	511
728	1,304	1,024	65	356	1	191	0	808	767
0	0	0	0	0	0	0	0	0	0
7	12	11	1	3	0	2	0	0	7
7	32	30	480	8	0	382	23	3	19
3	6	5	0	1	0	1	0	0	3
1,230	2,223	1,753	589	606	1	703	23	1,349	1,307

127,818	246,920	89,038	12,360	38,320	90	26,740	96,149	6,223	28,230

40,964	174,677	209,560	6,507	86,166	(10)	(48,916)	5,123	174	26,379
(32)	(22)	(278)	(2)	(101)	(1)	(40)	0	0	0
9,873	87,043	15,040	(3,783)	2,872	0	(4,552)	0	0	(133,060)
0	(1,107)	0	0	5,175	0	0	0	0	0
(213,061)	437,851	(11,394)	28,220	46,297	(224)	(4,988)	(40,281)	(4,335)	113,023
(25)	(28)	(44)	0	(68)	0	0	0	0	(32)
(53,677)	(53,575)	22,628	(3,203)	4,527	0	2,435	0	0	(4,384)
0	12,860	0	0	5,579	0	0	0	0	0
(215,958)	657,699	235,512	27,739	150,447	(235)	(56,061)	(35,158)	(4,161)	1,926

$(88,140)	$904,619	$324,550	$40,099	$188,767	$(145)	$(29,321)	$60,991	$2,062	$30,156

$0	$24	$0	$0	$0	$0	$0	$0	$0	$0

Semiannual Report	September 30, 2011	33

Statements of Changes in Net Assets

	PIMCO Asset-Backed Securities Portfolio		PIMCO Developing Local Markets Portfolio		PIMCO Emerging Markets Portfolio

(Amounts in thousands)	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$13,096	$29,185	$11,284	$23,848	$33,832	$53,708
Net realized gain (loss)	22,886	26,423	23,380	32,482	27,578	16,184
Net realized gain (loss) on Affiliate investments	(4)	8	(101)	(25)	(39)	29
Net change in unrealized appreciation (depreciation)	(22,808)	42,348	(72,290)	26,622	(111,666)	34,065
Net change in unrealized appreciation (depreciation) on Affiliate investments	(3)	0	(57)	47	(17)	0
Net increase (decrease) resulting from operations	13,167	97,964	(37,784)	82,974	(50,312)	103,986

Distributions to Shareholders:
From net investment income	(15,000)	(31,200)	(20,000)	(77,000)	(15,000)	(64,500)
From net realized capital gains	0	0	0	0	0	0

Total Distributions	(15,000)	(31,200)	(20,000)	(77,000)	(15,000)	(64,500)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(12,112)	(6,052)	(273,872)	87,936	(5,901)	482,909

Total Increase (Decrease) in Net Assets	(13,945)	60,712	(331,656)	93,910	(71,213)	522,395

Net Assets:
Beginning of period	628,555	567,843	827,935	734,025	1,214,298	691,903
End of period*	$614,610	$628,555	$496,279	$827,935	$1,143,085	$1,214,298

* Including undistributed (overdistributed) net investment income of:	$10,025	$11,929	$2,915	$11,631	$(2,680)	$(21,512)

** See	note 11 in the Notes to Financial Statements.

34	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO FX Strategy Portfolio		PIMCO High Yield Portfolio		PIMCO International Portfolio		PIMCO Investment Grade Corporate Portfolio		PIMCO Long Duration Corporate Bond Portfolio

Six Months Ended September 30, 2011 (Unaudited)	Period from October 5, 2010 to March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011

$21	$7	$38,866	$51,225	$15,581	$33,345	$127,818	$265,822	$246,920	$324,173
(2,515)	13	22,433	32,185	105,129	129,213	50,837	146,966	260,613	70,541
(11)	0	3	31	(80)	12	(32)	61	(22)	39
(677)	295	(97,683)	20,592	115,520	(17,619)	(266,738)	76,018	397,136	102,642
(7)	0	0	0	(164)	62	(25)	0	(28)	0
(3,189)	315	(36,381)	104,033	235,986	145,013	(88,140)	488,867	904,619	497,395

(247)	(8)	(37,000)	(53,300)	(51,000)	(141,950)	(95,003)	(285,367)	(210,001)	(320,700)
0	0	0	0	0	0	0	0	0	(124,875)

(247)	(8)	(37,000)	(53,300)	(51,000)	(141,950)	(95,003)	(285,367)	(210,001)	(445,575)

29,986	7,608	(319,773)	612,342	(69,737)	(497,660)	30,020	(245,861)	1,334,246	3,414,007

26,550	7,915	(393,154)	663,075	115,249	(494,597)	(153,123)	(42,361)	2,028,864	3,465,827

7,915	0	1,027,941	364,866	2,178,538	2,673,135	4,693,406	4,735,767	7,352,561	3,886,734
$34,465	$7,915	$634,787	$1,027,941	$2,293,787	$2,178,538	$4,540,283	$4,693,406	$9,381,425	$7,352,561

$(214)	$6	$26,607	$24,741	$(8,840)	$26,579	$55,179	$22,364	$78,786	$41,867

Semiannual Report	September 30, 2011	35

Statements of Changes in Net Assets  (Cont.)

	PIMCO Mortgage Portfolio		PIMCO Municipal Sector Portfolio		PIMCO Real Return Portfolio

(Amounts in thousands)	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$89,038	$214,422	$12,360	$36,679	$38,320	$30,796
Net realized gain (loss)	224,600	142,045	2,724	14,718	94,213	33,925
Net realized gain (loss) on Affiliate investments	(278)	741	(2)	0	(101)	24
Net change in unrealized appreciation (depreciation)	11,234	7,231	25,017	(46,214)	56,403	15,507
Net change in unrealized appreciation (depreciation) on Affiliate investments	(44)	0	0	0	(68)	0
Net increase (decrease) resulting from operations	324,550	364,439	40,099	5,183	188,767	80,252

Distributions to Shareholders:
From net investment income	(120,001)	(248,003)	(13,000)	(35,518)	(32,001)	(28,802)
From net realized capital gains	0	(289,351)	0	0	0	(35,710)

Total Distributions	(120,001)	(537,354)	(13,000)	(35,518)	(32,001)	(64,512)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(556,907)	2,927,816	102,678	(467,152)	1,264,516	1,032,933

Total Increase (Decrease) in Net Assets	(352,358)	2,754,901	129,777	(497,487)	1,421,282	1,048,673

Net Assets:
Beginning of period	8,309,643	5,554,742	331,088	828,575	1,331,349	282,676
End of period*	$7,957,285	$8,309,643	$460,865	$331,088	$2,752,631	$1,331,349

* Including undistributed (overdistributed) net investment income of:	$20,068	$51,031	$5,556	$6,196	$11,179	$4,860

**	See note 11 in the Notes to Financial Statements.

36	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Senior Floating Rate Portfolio	PIMCO Short-Term Portfolio		PIMCO Short-Term Floating NAV Portfolio		PIMCO Short-Term Floating NAV Portfolio II		PIMCO U.S. Government Sector Portfolio

Period from April 29, 2011 to September 30, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011

$90	$26,740	$65,317	$96,149	$148,334	$6,223	$9,839	$28,230	$112,316
(10)	(53,468)	(28,400)	5,123	10,318	174	935	(106,681)	448,641
(1)	(40)	8	0	0	0	0	0	142
(224)	(2,553)	97,446	(40,281)	18,340	(4,335)	1,381	108,639	4,846
0	0	0	0	0	0	0	(32)	12
(145)	(29,321)	134,371	60,991	176,992	2,062	12,155	30,156	565,957

(20)	(24,002)	(56,102)	(96,044)	(148,539)	(6,207)	(9,857)	(23,008)	(133,507)
0	0	0	0	(7,997)	0	(690)	0	(624,569)

(20)	(24,002)	(56,102)	(96,044)	(156,536)	(6,207)	(10,547)	(23,008)	(758,076)

8,539	(268,121)	13,866	10,298,795	23,954,916	(821,206)	1,862,148	1,902	1,053,302

8,374	(321,444)	92,135	10,263,742	23,975,372	(825,351)	1,863,756	9,050	861,183

0	1,310,011	1,217,876	59,498,485	35,523,113	4,658,383	2,794,627	4,877,476	4,016,293
$8,374	$988,567	$1,310,011	$69,762,227	$59,498,485	$3,833,032	$4,658,383	$4,886,526	$4,877,476

$70	$19,489	$16,751	$105	$0	$(4)	$(20)	$4,758	$(464)

Semiannual Report	September 30, 2011	37

Statements of Cash Flows

Six Months Ended September 30, 2011 (Unaudited)
(Amounts in thousands)	PIMCO High Yield Portfolio	PIMCO Short-Term Portfolio

Cash flows (used for) operating activities:

Net decrease in net assets resulting from operations	$(36,381)	$(29,321)

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of long-term securities	(644,701)	(95,789)
Proceeds from sales of long-term securities	762,065	441,463
Purchases (proceeds from sales) of short-term portfolio investments, net	38,498	(160)
Increase in deposits with counterparty	(3,980)	(20)
Increase in receivable for investments sold	(20,081)	(1,023)
Decrease in interest and dividends receivable	2,032	744
Decrease in swap premiums paid	(16,181)	(4,216)
Increase (decrease) in payable for investments purchased	15,725	(13,564)
Decrease in accrued investment advisory fees	(9)	(3)
Decrease in accrued supervisory and administrative fees	(13)	(4)
Proceeds (payment) from financial derivative instruments transactions	689	(334)
Payment from currency transactions	(5,336)	0
Proceeds from short sale transactions	3,011	0
Net change in unrealized appreciation on investments, futures, written options, and swaps	97,683	2,553
Net realized loss on investments	1,847	48,957
Net premium (amortization) on investments	776	(543)
Net cash provided by operating activities	195,644	348,740

Cash flows (used for) financing activities:
Proceeds from shares sold	238,950	204,110
Increase in payable to counterparty	22,070	1,805
Payment on shares redeemed	(606,025)	(492,712)
Cash dividend paid*	(181)	(171)
Net borrowing (repayment) of reverse repurchase agreements	159,647	(58,275)
Decrease in overdraft due to custodian	(8,700)	0
Net cash (used for) financing activities	(194,240)	(345,243)

Net Increase in Cash and Foreign Currency	1,404	3,497

Cash and Foreign Currency:
Beginning of period	1,957	0
End of period	$3,361	$3,497

* Reinvestment of dividends	$36,793	$23,831

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$666	$382

38	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Asset-Backed Securities Portfolio

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 4.4%

BANKING & FINANCE 1.6%
Charlotte Gateway Village LLC
6.410% due 12/01/2016	$1,156	$1,198
Citigroup, Inc.
1.696% due 01/13/2014	5,600	5,454
General Electric Capital Corp.
6.875% due 01/10/2039	1,000	1,154
Preferred Term Securities XIII Ltd.
0.900% due 03/24/2034	1,764	1,076
Prudential Financial, Inc.
6.625% due 12/01/2037	1,000	1,101

		9,983

INDUSTRIALS 2.8%
CVS Pass-Through Trust
5.880% due 01/10/2028	1,702	1,781
Masco Corp.
5.875% due 07/15/2012	5,000	5,090
Northwest Airlines Pass-Through Trust
0.749% due 02/06/2015	1,283	1,220
Times Square Hotel Trust
8.528% due 08/01/2026	6,544	7,120
UAL Pass-Through Trust
6.636% due 01/02/2024	1,602	1,557

		16,768

Total Corporate Bonds & Notes (Cost $26,719)		26,751

MUNICIPAL BONDS & NOTES 0.7%

TEXAS 0.2%
North Texas State Higher Education Authority Revenue Bonds, Series 2011
1.346% due 04/01/2040	1,359	1,362

WEST VIRGINIA 0.5%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,765	2,741

Total Municipal Bonds & Notes (Cost $4,902)		4,103

U.S. GOVERNMENT AGENCIES 16.6%
Fannie Mae
0.295% due 07/25/2037	6,515	6,283
0.365% due 03/25/2036	163	153
0.475% due 08/25/2031 - 05/25/2032	377	344
0.585% due 11/25/2032	3	3
0.650% due 09/17/2027	6	6
0.685% due 02/25/2033	309	311
0.700% due 06/25/2021 - 10/25/2021	66	66
0.745% due 10/25/2031	21	21
0.750% due 01/25/2020 - 03/25/2022	113	113
0.800% due 12/25/2021	21	21
0.830% due 11/18/2031	15	15
0.885% due 11/25/2031	278	280
0.950% due 04/25/2022	18	18
1.000% due 05/25/2022	34	35
1.100% due 05/25/2018 - 10/25/2020	93	94
1.150% due 08/25/2023	49	50
1.235% due 04/25/2032	30	31

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.250% due 12/25/2023	$64	$65
1.400% due 10/25/2022 - 09/25/2023	42	43
1.452% due 03/01/2044 - 10/01/2044	205	206
1.498% due 02/01/2033	470	481
1.652% due 11/01/2030 - 10/01/2040	126	129
1.740% due 12/25/2021	7	7
1.750% due 12/25/2023	80	82
1.812% due 09/01/2033	88	90
1.861% due 06/01/2033	54	55
1.897% due 09/01/2033	24	25
1.946% due 07/01/2035	91	95
1.950% due 08/01/2033	127	132
2.083% due 01/01/2035	39	41
2.097% due 04/01/2036	13	13
2.119% due 11/01/2035	10	11
2.121% due 02/01/2035	69	72
2.130% due 03/01/2030	14	14
2.151% due 03/01/2035	74	77
2.200% due 08/01/2033	68	71
2.247% due 02/01/2035	50	52
2.260% due 08/01/2032	21	22
2.285% due 11/01/2034	95	100
2.297% due 12/01/2035	53	55
2.307% due 05/01/2036	46	49
2.324% due 12/01/2033	2	2
2.345% due 11/01/2032	160	166
2.352% due 03/01/2033	5	5
2.354% due 05/01/2034	107	112
2.356% due 09/01/2030	37	39
2.367% due 04/01/2018	8	8
2.375% due 03/01/2029 - 04/01/2032	52	52
2.376% due 10/01/2032	23	24
2.381% due 04/01/2033	45	47
2.391% due 09/01/2033	27	29
2.393% due 05/25/2035	1,314	1,367
2.405% due 07/01/2034	56	56
2.435% due 09/01/2033	39	41
2.440% due 03/01/2027	52	54
2.451% due 07/01/2033	42	44
2.452% due 07/01/2033	50	53
2.465% due 05/01/2033	172	181
2.477% due 09/01/2033	80	83
2.500% due 09/01/2032 - 09/01/2033	46	47
2.502% due 03/01/2032	45	45
2.519% due 03/01/2035	33	35
2.522% due 04/01/2034	14	15
2.525% due 01/01/2033	49	49
2.553% due 11/01/2034	6	7
2.588% due 10/01/2026 - 11/01/2040	144	146
2.590% due 05/01/2031	13	13
2.616% due 10/01/2034	24	25
2.653% due 06/01/2033	46	46
2.675% due 11/01/2024	87	88
2.717% due 09/01/2033	4	5
2.734% due 08/01/2035	105	111
2.884% due 10/01/2033	14	15
2.960% due 05/01/2025	5	5
2.963% due 06/01/2033	145	149
3.125% due 09/01/2015 - 01/01/2029	137	141
3.220% due 10/01/2031	34	34
3.762% due 05/01/2036	99	100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 11/25/2033 - 10/01/2041	$33,896	$35,570
4.203% due 01/01/2015	12	12
4.250% due 10/01/2027 - 03/25/2033	16	16
4.420% due 11/01/2019	21	21
4.500% due 09/25/2018 - 05/01/2040	24,236	26,206
4.615% due 08/01/2018	27	27
4.755% due 03/01/2035	90	95
4.790% due 12/01/2017	10	10
4.795% due 12/01/2014	4	4
4.800% due 02/01/2018	7	7
5.000% due 06/25/2023 - 11/25/2032	492	583
5.003% due 12/01/2036	122	128
5.115% due 03/01/2019	7	7
5.370% due 08/25/2043	492	538
5.394% due 01/01/2037	53	56
5.500% due 04/25/2017 - 09/25/2035	2,669	3,178
5.600% due 04/01/2036	121	129
5.645% due 12/01/2036	78	83
5.815% due 12/01/2036	87	92
5.850% due 09/16/2028	6	6
6.000% due 03/25/2016	30	31
6.440% due 07/01/2036	726	877
6.500% due 06/25/2028	68	75
6.510% due 08/01/2036	1,033	1,252
6.535% due 05/25/2037 (b)	7,242	1,160
6.770% due 01/18/2029	116	117
7.000% due 02/01/2019 - 07/25/2042	43	48
7.500% due 08/25/2021 - 07/25/2022	96	113
7.875% due 11/01/2018	11	12
8.500% due 05/01/2017 - 04/01/2032	314	366
9.375% due 04/01/2016	90	102
15.350% due 08/25/2021	50	69
Farmer Mac
7.584% due 01/25/2012	152	150
Federal Housing Administration
7.430% due 03/01/2021	4	4
Freddie Mac
0.479% due 10/15/2032	40	40
0.495% due 08/25/2031	153	148
0.579% due 12/15/2029	38	38
0.595% due 10/25/2029	2	2
0.679% due 12/15/2031	16	16
0.700% due 02/15/2024	39	40
0.779% due 08/15/2031	66	66
0.800% due 04/15/2022	10	10
0.900% due 03/15/2020	35	35
0.950% due 06/15/2022	37	37
1.131% due 05/15/2023	66	67
1.200% due 02/15/2021	15	15
1.350% due 05/15/2023	21	21
1.451% due 10/25/2044	7,382	7,603
1.452% due 02/25/2045	47	45
1.470% due 10/15/2022	23	24
1.652% due 07/25/2044	1,721	1,756
1.750% due 02/01/2017	4	4
2.090% due 09/25/2023	739	735
2.129% due 09/01/2035	33	34
2.316% due 09/01/2028	26	26
2.348% due 10/01/2034	71	74
2.355% due 08/01/2029	1	1

See Accompanying Notes	Semiannual Report	September 30, 2011	39

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.358% due 02/01/2035	$74	$77
2.375% due 08/01/2032	8	9
2.386% due 03/01/2028	10	10
2.396% due 10/01/2033	9	9
2.401% due 11/01/2027	99	100
2.413% due 09/01/2033	162	172
2.424% due 01/01/2035	20	21
2.427% due 01/01/2035	71	75
2.428% due 02/01/2035	74	78
2.435% due 02/01/2022	11	12
2.439% due 02/01/2035	42	45
2.458% due 04/01/2032	169	170
2.469% due 02/01/2026	12	13
2.473% due 04/01/2033	8	8
2.479% due 12/01/2033	168	175
2.480% due 03/01/2034 - 04/01/2034	165	174
2.487% due 11/01/2034	121	125
2.490% due 11/01/2023	7	7
2.494% due 02/01/2035	135	144
2.499% due 11/01/2034	139	145
2.533% due 08/01/2023	26	27
2.611% due 09/01/2035	62	66
2.617% due 07/01/2037	84	89
2.620% due 03/01/2032	122	129
2.645% due 02/01/2036	63	67
2.656% due 01/01/2032	10	11
2.659% due 03/01/2030	40	41
2.670% due 08/01/2030	72	73
2.722% due 04/01/2035	182	184
2.725% due 03/01/2033	15	16
2.836% due 04/01/2032	123	125
2.923% due 03/01/2025	74	74
4.000% due 10/15/2033	273	294
4.158% due 01/01/2035	69	70
4.500% due 08/15/2017 - 09/15/2018	221	228
5.000% due 08/15/2019 - 02/15/2036	819	912
5.437% due 05/01/2026	35	35
5.500% due 05/15/2036	133	150
5.561% due 04/01/2036	85	91
5.822% due 08/01/2031	187	195
6.500% due 10/15/2013 - 07/25/2043	1,096	1,273
7.000% due 06/15/2029	100	107
7.500% due 02/15/2023 - 01/15/2031	38	43
8.000% due 03/15/2023	62	62
9.250% due 11/15/2019	10	12
9.500% due 04/15/2020	13	14
16.742% due 09/15/2014	6	7
Ginnie Mae
0.630% due 02/20/2029	3	3
1.875% due 11/20/2031	17	18
2.125% due 10/20/2026 - 10/20/2033	130	134
2.250% due 02/20/2030 - 01/20/2034	175	181
2.375% due 04/20/2017 - 05/20/2032	279	290
2.625% due 09/20/2028 - 09/20/2033	266	276
3.000% due 04/20/2018 - 04/20/2019	31	32

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 04/20/2016 - 04/20/2019	$23	$24

Total U.S. Government Agencies (Cost $97,932)		102,173

U.S. TREASURY OBLIGATIONS 33.2%
U.S. Treasury Bonds
9.875% due 11/15/2015 (d)	14,800	20,334
U.S. Treasury Notes
1.250% due 08/31/2015 (d)(f)	37,000	37,885
2.125% due 12/31/2015	42,000	44,438
2.375% due 08/31/2014 (d)	1,600	1,691
3.125% due 10/31/2016	90,100	99,736

Total U.S. Treasury Obligations (Cost $204,110)		204,084

MORTGAGE-BACKED SECURITIES 34.8%
American Home Mortgage Investment Trust
2.218% due 02/25/2045	312	250
2.537% due 06/25/2045	219	165
Banc of America Funding Corp.
5.304% due 01/26/2037	251	247
5.747% due 01/20/2047	56	38
Banc of America Mortgage Securities, Inc.
2.747% due 05/25/2033	168	159
2.748% due 07/25/2033	400	353
2.866% due 06/25/2034	367	318
2.874% due 12/25/2033	453	388
2.954% due 10/25/2035	2,991	2,268
2.983% due 02/25/2033	120	98
3.163% due 11/25/2034	325	241
3.184% due 11/25/2033	125	115
Bear Stearns Adjustable Rate Mortgage Trust
2.266% due 02/25/2036	576	387
2.560% due 10/25/2035	410	340
2.605% due 08/25/2033	61	57
2.759% due 04/25/2034	262	215
2.767% due 02/25/2033	21	17
2.784% due 10/25/2034	257	226
2.803% due 07/25/2034	3	2
2.814% due 05/25/2034	65	61
2.824% due 04/25/2034	1,966	1,461
2.846% due 02/25/2034	2,530	2,192
2.866% due 01/25/2034	216	204
2.876% due 05/25/2034	27	25
3.088% due 05/25/2033	733	450
3.089% due 10/25/2034	254	194
3.105% due 11/25/2030	25	24
5.195% due 05/25/2047	2,510	1,634
Bear Stearns Alt-A Trust
2.484% due 04/25/2035	240	169
2.514% due 12/25/2033	1,262	1,113
2.599% due 05/25/2035	590	434
2.611% due 01/25/2036	1,682	823
2.725% due 02/25/2036 (a)	35	14
2.748% due 08/25/2036 (a)	1,423	642
5.780% due 08/25/2036	3,985	2,283
Bear Stearns Commercial Mortgage Securities
0.879% due 03/15/2019	1,986	1,886
Bear Stearns Mortgage Securities, Inc.
3.523% due 06/25/2030	78	73
Bear Stearns Structured Products, Inc.
2.572% due 01/26/2036	2,657	1,594
4.719% due 12/26/2046	1,722	1,053

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bella Vista Mortgage Trust
0.480% due 05/20/2045	$120	$62
CBA Commercial Small Balance Commercial Mortgage
0.515% due 12/25/2036	571	401
CC Mortgage Funding Corp.
0.784% due 01/25/2035	1,236	583
Chase Commercial Mortgage Securities Corp.
6.650% due 07/15/2032	879	897
Chase Mortgage Finance Corp.
5.274% due 01/25/2036	359	92
Citicorp Mortgage Securities, Inc.
2.029% due 11/25/2018	25	24
Citigroup Mortgage Loan Trust, Inc.
0.565% due 12/25/2034	667	529
1.035% due 08/25/2035	551	402
2.500% due 12/25/2035	351	303
2.660% due 12/25/2035	139	120
2.701% due 08/25/2035	573	508
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	355	252
Commercial Mortgage Pass-Through Certificates
0.442% due 02/05/2019	360	346
5.665% due 02/05/2019	3,000	3,003
8.101% due 08/15/2033	1,228	1,218
Community Program Loan Trust
4.500% due 10/01/2018	677	680
4.500% due 04/01/2029	500	482
Countrywide Alternative Loan Trust
0.425% due 09/25/2046	1,878	950
0.425% due 11/25/2046	147	86
0.426% due 12/20/2046	6,530	3,268
0.430% due 07/20/2046	3,157	1,228
0.440% due 03/20/2046	1,025	541
0.440% due 07/20/2046	2,750	1,057
0.485% due 05/25/2035	411	148
0.505% due 02/25/2036	388	210
0.515% due 12/25/2035	531	337
0.525% due 11/25/2035	150	72
0.545% due 10/25/2035	208	116
0.550% due 11/20/2035	1,054	607
0.565% due 10/25/2035	184	100
0.635% due 03/25/2034	33	31
0.735% due 05/25/2035	1,299	962
0.735% due 09/25/2047	89	19
1.005% due 11/25/2035	6,951	3,850
1.202% due 08/25/2046	4,414	2,396
1.242% due 02/25/2036	1,609	1,028
5.500% due 08/25/2034	91	91
5.500% due 03/25/2036	158	106
5.638% due 08/25/2036	543	530
5.750% due 03/25/2037	1,473	1,004
6.000% due 10/25/2032	7	7
6.250% due 12/25/2033	416	438
6.250% due 08/25/2037 (a)	869	535
6.500% due 11/25/2031	412	425
Countrywide Home Loan Mortgage Pass-Through Trust
0.525% due 04/25/2035	138	84
0.535% due 03/25/2035	103	63
0.555% due 03/25/2035	5,903	3,325
0.575% due 02/25/2035	270	183
0.625% due 02/25/2035	385	184
0.635% due 08/25/2018	75	71
0.695% due 09/25/2034	573	153
0.735% due 03/25/2034	4	4
0.775% due 02/25/2035	554	453
2.015% due 06/19/2031	10	9

40	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.528% due 02/20/2036	$504	$336
2.595% due 02/20/2036	815	608
2.679% due 07/19/2033	219	187
2.774% due 02/20/2035	12	9
2.792% due 05/19/2033	41	36
2.793% due 08/25/2034	551	402
2.917% due 02/19/2034	56	28
2.969% due 02/19/2034	69	61
3.030% due 04/25/2035	420	80
3.111% due 02/25/2034	338	279
4.500% due 10/25/2018	318	325
5.000% due 11/25/2018	121	125
5.500% due 08/25/2033	661	562
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032	112	89
2.439% due 06/25/2033	796	730
2.440% due 07/25/2033	83	71
2.560% due 10/25/2033	557	474
3.422% due 12/25/2032	100	76
5.500% due 11/25/2035	732	552
5.750% due 04/25/2033	97	101
6.250% due 07/25/2035	1,131	1,105
6.500% due 04/25/2033	43	45
7.000% due 02/25/2033	47	50
Credit Suisse Mortgage Capital Certificates
0.459% due 10/15/2021	7,405	6,964
2.802% due 07/27/2036	797	785
4.857% due 08/27/2037	240	231
5.383% due 02/15/2040	500	530
5.509% due 04/15/2047	2,000	2,176
Credit-Based Asset Servicing & Securitization LLC
5.970% due 10/25/2036	2,600	2,700
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	500	532
DBUBS Mortgage Trust
3.642% due 08/10/2044	1,100	1,136
Downey Savings & Loan Association Mortgage Loan Trust
1.182% due 04/19/2047	1,697	1,056
Drexel Burnham Lambert CMO Trust
0.972% due 05/01/2016	29	29
First Horizon Alternative Mortgage Securities
2.259% due 03/25/2035	476	298
2.274% due 11/25/2035	4,131	2,548
2.323% due 06/25/2034	4,821	4,055
First Horizon Asset Securities, Inc.
2.741% due 02/25/2035	432	372
First Republic Mortgage Loan Trust
0.579% due 11/15/2031	689	637
0.715% due 06/25/2030	69	65
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	444	449
GMAC Mortgage Corp. Loan Trust
3.306% due 05/25/2035	73	59
Greenpoint Mortgage Funding Trust
0.445% due 04/25/2036	542	274
0.455% due 06/25/2045	498	313
0.465% due 06/25/2045	475	272
Greenpoint Mortgage Pass-Through Certificates
2.810% due 10/25/2033	425	343
Greenwich Capital Acceptance, Inc.
3.121% due 06/25/2024	45	40
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	50	53
GS Mortgage Securities Corp.
1.142% due 03/06/2020	455	452
2.364% due 03/06/2020	4,500	4,357

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043	$1,731	$1,756
8.000% due 09/19/2027	824	856
GSR Mortgage Loan Trust
0.585% due 01/25/2034	59	57
2.722% due 09/25/2035	73	62
2.756% due 09/25/2035	141	131
2.795% due 01/25/2036	1,295	1,011
Harborview Mortgage Loan Trust
0.410% due 07/19/2046	2,093	1,135
0.420% due 02/19/2046	978	591
0.450% due 05/19/2035	606	373
0.470% due 03/19/2036	716	418
0.580% due 01/19/2035	92	52
0.970% due 02/19/2034	58	49
2.123% due 11/19/2034	79	63
2.805% due 08/19/2034	507	361
2.817% due 12/19/2035	79	54
3.188% due 06/19/2045	173	90
HSI Asset Securitization Corp. Trust
0.555% due 07/25/2035	328	242
Impac CMB Trust
1.135% due 10/25/2033	517	420
Impac Secured Assets CMN Owner Trust
0.295% due 03/25/2037 (a)	141	138
0.585% due 05/25/2036	297	266
0.665% due 08/25/2036	2,194	1,358
1.175% due 11/25/2034	78	62
Indymac ARM Trust
1.821% due 01/25/2032	19	15
Indymac Index Mortgage Loan Trust
0.425% due 09/25/2046	1,401	782
0.475% due 04/25/2035	412	263
0.475% due 07/25/2035	435	248
0.515% due 03/25/2035	341	222
0.535% due 06/25/2037 (a)	294	90
0.555% due 02/25/2035	1,705	1,065
1.455% due 09/25/2034	327	167
2.662% due 12/25/2034	2,628	1,827
Indymac Loan Trust
0.455% due 10/25/2013 (a)	40	14
JPMorgan Alternative Loan Trust
0.736% due 06/27/2037	10,335	8,149
JPMorgan Chase Commercial Mortgage Securities Corp.
0.679% due 07/15/2019	1,000	941
JPMorgan Mortgage Trust
2.657% due 06/25/2035	437	351
4.877% due 04/25/2035	127	114
5.059% due 10/25/2035	500	381
5.117% due 10/25/2035	206	164
JPMorgan Re-REMIC
5.059% due 04/20/2036	650	665
5.380% due 07/27/2037	171	162
5.484% due 01/27/2047	665	667
6.000% due 02/27/2037	1,157	1,174
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	27	30
LB Commercial Conduit Mortgage Trust
6.000% due 10/15/2035	336	336
LB Mortgage Trust
25.119% due 01/20/2017	118	118
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	100	103
MASTR Adjustable Rate Mortgages Trust
0.565% due 12/25/2034	1,674	1,072

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.375% due 12/25/2033	$153	$107
2.821% due 01/25/2034	2	2
MASTR Asset Securitization Trust
5.500% due 06/25/2033	633	656
5.500% due 09/25/2033	1,876	1,822
Mellon Residential Funding Corp.
0.709% due 06/15/2030	372	344
0.929% due 11/15/2031	43	38
Merrill Lynch Mortgage Investors, Inc.
2.441% due 08/25/2033	561	132
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	500	509
MLCC Mortgage Investors, Inc.
0.855% due 08/25/2028	48	43
0.875% due 10/25/2028	605	525
0.975% due 03/25/2028	111	96
1.653% due 10/25/2035	69	60
2.052% due 01/25/2029	117	111
2.072% due 04/25/2035	139	124
Morgan Stanley Capital
0.290% due 10/15/2020	8	8
5.374% due 11/14/2042	1,090	1,191
5.692% due 04/15/2049	500	521
5.731% due 07/12/2044	3,000	3,279
Morgan Stanley Mortgage Loan Trust
0.505% due 09/25/2035	55	47
2.512% due 10/25/2034	232	207
Morgan Stanley Re-REMIC Trust
5.984% due 08/15/2045	2,900	3,178
Nomura Asset Acceptance Corp.
7.500% due 03/25/2034	1,336	1,431
Ocwen Residential MBS Corp.
6.814% due 06/25/2039 (a)	93	3
Prudential Securities Secured Financing Corp.
0.000% due 05/25/2022	73	67
RBSCF Trust
6.068% due 09/17/2039	1,266	1,376
RBSSP Resecuritization Trust
2.665% due 12/26/2036	6,455	6,400
Residential Accredit Loans, Inc.
0.425% due 04/25/2046	2,803	1,557
0.445% due 04/25/2046	183	74
0.635% due 03/25/2033	110	99
0.635% due 10/25/2045	4,027	2,170
3.471% due 09/25/2034	32	28
Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	25	26
Residential Asset Securitization Trust
0.585% due 10/25/2018	102	98
0.685% due 02/25/2034	221	197
4.250% due 03/25/2033	101	101
Residential Funding Mortgage Securities
0.635% due 07/25/2018	86	82
5.500% due 12/25/2034	1,300	1,221
5.656% due 02/25/2036	213	145
6.500% due 03/25/2032	2	2
SACO, Inc.
7.000% due 08/25/2036	21	22
Salomon Brothers Mortgage Securities, Inc.
0.735% due 05/25/2032	103	83
2.758% due 09/25/2033	23	22
2.762% due 12/25/2030	1,431	1,412
8.500% due 05/25/2032	544	538
Sequoia Mortgage Trust
0.460% due 02/20/2035	479	389
0.540% due 11/20/2034	133	116

See Accompanying Notes	Semiannual Report	September 30, 2011	41

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.580% due 10/19/2026	$174	$150
0.955% due 05/20/2034	1,635	1,383
0.990% due 10/20/2027	85	73
1.020% due 02/20/2034	529	435
1.030% due 10/20/2027	143	128
1.590% due 10/20/2027	558	444
1.743% due 08/20/2034	543	459
1.909% due 06/20/2034	152	139
1.956% due 09/20/2032	97	87
Structured Adjustable Rate Mortgage Loan Trust
0.575% due 08/25/2035	1,945	1,481
0.725% due 06/25/2034	1,050	786
1.652% due 01/25/2035	791	479
2.488% due 02/25/2034	465	313
2.527% due 03/25/2034	361	330
2.534% due 04/25/2034	399	322
Structured Asset Mortgage Investments, Inc.
0.515% due 02/25/2036	712	374
0.545% due 12/25/2035	748	403
0.580% due 03/19/2034	702	346
0.830% due 07/19/2034	2,257	1,154
1.070% due 10/19/2033	170	128
4.439% due 05/02/2030	165	130
Structured Asset Securities Corp.
1.832% due 02/25/2032	36	31
2.222% due 10/25/2031	42	39
2.567% due 06/25/2033	1,287	1,185
2.692% due 07/25/2032	19	16
2.692% due 06/25/2033	515	400
2.788% due 06/25/2032	11	3
5.500% due 07/25/2033	35	35
6.902% due 11/25/2032	11	11
7.500% due 10/25/2036	2,728	2,572
Thornburg Mortgage Securities Trust
0.345% due 11/25/2046	324	323
Travelers Mortgage Services, Inc.
2.406% due 09/25/2018	53	52
UBS Commercial Mortgage Trust
1.129% due 07/15/2024	3,760	3,508
Wachovia Bank Commercial Mortgage Trust
0.309% due 06/15/2020	62	54
0.319% due 09/15/2021	760	734
0.349% due 09/15/2021	1,000	878
0.544% due 10/15/2041 (b)	82,900	1,567
Wachovia Mortgage Loan Trust LLC
5.241% due 10/20/2035	2,356	2,199
WaMu Mortgage Pass-Through Certificates
0.495% due 11/25/2045	1,144	889
0.505% due 12/25/2045	2,236	1,787
0.525% due 07/25/2045	1,005	788
0.525% due 10/25/2045	511	395
0.545% due 01/25/2045	1,845	1,414
0.555% due 07/25/2045	6,092	4,762
0.595% due 11/25/2034	460	355
0.620% due 11/25/2034	699	536
0.640% due 10/25/2044	2,075	1,587
0.670% due 06/25/2044	186	130
0.670% due 07/25/2044	151	114
0.750% due 07/25/2044	121	65
1.242% due 02/25/2046	832	582
1.312% due 01/25/2046	2,136	1,619
1.448% due 05/25/2041	290	251
1.642% due 06/25/2042	614	471
1.642% due 08/25/2042	846	704
1.642% due 04/25/2044	614	477
1.660% due 11/25/2041	157	124
2.003% due 12/19/2039	553	361

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)
2.255% due 03/25/2033	$568	$519
2.476% due 08/25/2033	47	30
2.500% due 04/25/2033	335	275
2.508% due 09/25/2035	300	255
2.577% due 06/25/2034	390	380
2.580% due 06/25/2033	16	16
2.588% due 11/25/2041	14	11
2.590% due 01/25/2033	401	371
2.600% due 02/27/2034	1,337	1,264
2.643% due 02/25/2037	3,090	2,162
5.585% due 02/25/2037	1,508	1,054
Washington Mutual MSC Mortgage Pass-Through Certificates
0.750% due 01/25/2018	58	56
2.262% due 02/25/2033	36	31
2.344% due 12/25/2032	587	527
2.669% due 11/25/2030	89	78
5.750% due 03/25/2033	807	845
6.000% due 03/25/2033	302	313
Wells Fargo Mortgage-Backed Securities Trust
0.735% due 07/25/2037	1,843	1,443
2.657% due 02/25/2033	12	11
2.727% due 10/25/2035	6	6
2.729% due 05/25/2035	529	389
2.731% due 03/25/2036	3,570	2,944
2.734% due 07/25/2036	1,075	797
2.738% due 01/25/2035	152	145
2.739% due 12/25/2034	528	482
4.439% due 11/25/2033	449	461
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024	5,000	5,024

Total Mortgage-Backed Securities (Cost $238,404)		213,618

ASSET-BACKED SECURITIES 44.8%
Aames Mortgage Investment Trust
1.035% due 10/25/2035	1,276	1,240
ABFS Mortgage Loan Trust
0.735% due 04/25/2034	69	68
6.785% due 07/15/2033	1,902	1,388
Access Group, Inc.
1.553% due 10/27/2025	2,009	2,024
Accredited Mortgage Loan Trust
0.445% due 12/25/2035	29	28
ACE Securities Corp.
1.285% due 12/25/2033	1,078	850
AFC Home Equity Loan Trust
0.505% due 04/25/2028	440	336
0.835% due 06/25/2028	753	571
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	978	949
American Home Mortgage Investment Trust
0.415% due 08/25/2035	27	5
American Residential Eagle Certificate Trust
1.235% due 05/25/2028	336	310
Ameriquest Mortgage Securities, Inc.
0.455% due 12/25/2035	91	84
0.845% due 01/25/2035	793	245
1.585% due 02/25/2033	2,104	1,568
AMMC CDO
0.586% due 08/08/2017	6,259	5,994
Amortizing Residential Collateral Trust
0.515% due 01/25/2032	44	32
0.815% due 07/25/2032	20	17
0.878% due 06/25/2032	51	41
0.935% due 08/25/2032	17	13

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Amresco Residential Securities Mortgage Loan Trust
0.730% due 06/25/2028	$116	$85
0.790% due 06/25/2027	227	207
0.790% due 09/25/2027	434	345
Argent Securities, Inc.
0.725% due 10/25/2035	1,000	318
0.935% due 10/25/2033	2,577	1,971
Asset-Backed Funding Certificates
0.585% due 06/25/2034	5,799	4,144
0.655% due 03/25/2035	4,791	3,772
0.915% due 04/25/2033	1,036	794
1.255% due 03/25/2032	1,206	902
Asset-Backed Securities Corp. Home Equity
0.749% due 06/15/2031	132	123
1.579% due 04/15/2033	117	93
Bayview Financial Acquisition Trust
5.500% due 12/28/2035	154	147
Bayview Financial Asset Trust
0.635% due 12/25/2039	361	274
Bear Stearns Asset-Backed Securities Trust
0.305% due 12/25/2036	406	378
0.315% due 10/25/2036	145	140
0.355% due 05/25/2037	127	117
0.385% due 08/25/2036	13	12
0.685% due 12/25/2033	1,770	1,511
0.725% due 06/25/2036	1,100	615
0.735% due 09/25/2034	303	210
0.825% due 06/25/2043	1,357	1,174
0.895% due 10/25/2032	88	75
0.915% due 09/25/2035	2,531	2,348
1.035% due 10/27/2032	25	22
1.235% due 10/25/2037	5,397	1,395
1.235% due 11/25/2042	50	43
1.435% due 10/25/2032	281	240
1.485% due 08/25/2037	4,694	2,736
1.735% due 11/25/2042	259	219
1.835% due 10/25/2037	1,500	436
3.076% due 10/25/2036	2,775	1,870
3.239% due 07/25/2036	1,899	801
5.500% due 01/25/2034	135	139
5.500% due 06/25/2034	1,587	1,593
5.500% due 12/25/2035	513	442
5.750% due 10/25/2033	1,453	1,469
Bear Stearns Second Lien Trust
1.035% due 12/25/2036	5,000	799
Bear Stearns Structured Products, Inc.
1.235% due 03/25/2037	725	592
Carrington Mortgage Loan Trust
0.715% due 10/25/2035	1,000	522
CDC Mortgage Capital Trust
0.855% due 01/25/2033	45	33
1.285% due 01/25/2033	949	699
Centex Home Equity
0.715% due 06/25/2034	13	9
0.925% due 09/25/2034	258	116
5.160% due 09/25/2034	1,319	1,039
Chase Funding Mortgage Loan Asset-Backed Certificates
0.775% due 04/25/2033	3	3
0.815% due 11/25/2034	3	3
4.515% due 02/25/2014	125	124
4.537% due 09/25/2032	7	5
CIT Group Home Equity Loan Trust
0.885% due 12/25/2031	721	357
CIT Mortgage Loan Trust
1.485% due 10/25/2037	400	299

42	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citibank Omni Master Trust
2.979% due 08/15/2018	$10,800	$11,309
Citigroup Mortgage Loan Trust, Inc.
0.315% due 01/25/2037	93	65
0.345% due 08/25/2036	351	315
5.550% due 08/25/2035	500	305
5.629% due 08/25/2035	2,777	1,712
Conseco Finance
0.929% due 08/15/2033	161	115
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	1,652	1,275
Conseco Financial Corp.
6.180% due 04/01/2030	820	847
6.220% due 03/01/2030	2,696	2,930
6.240% due 12/01/2028	153	161
6.530% due 04/01/2030	586	614
6.760% due 03/01/2030	235	260
6.810% due 12/01/2028	2,903	3,105
6.860% due 03/15/2028	17	18
6.860% due 07/15/2029	201	211
6.870% due 04/01/2030	36	38
7.070% due 01/15/2029	35	37
7.140% due 03/15/2028	294	323
7.140% due 01/15/2029	128	139
7.290% due 03/15/2028	138	147
7.360% due 02/15/2029	19	20
7.550% due 01/15/2029	1,231	1,363
7.620% due 06/15/2028	73	81
Countrywide Asset-Backed Certificates
0.285% due 07/25/2037	295	288
0.315% due 03/25/2037	717	709
0.315% due 10/25/2047	181	178
0.415% due 09/25/2036	1,115	878
0.425% due 06/25/2036	858	709
0.465% due 09/25/2034	80	74
0.575% due 05/25/2036	14	10
0.605% due 12/25/2034	52	42
0.605% due 04/25/2036	579	200
0.625% due 11/25/2034	3,807	3,262
0.695% due 05/25/2046	2,731	1,709
0.705% due 11/25/2033	99	90
0.715% due 12/25/2031	138	69
0.735% due 09/25/2032	293	242
0.795% due 04/25/2034	8	6
0.835% due 11/25/2033	27	21
0.855% due 09/25/2033	248	201
0.885% due 10/25/2034	5,946	2,289
0.885% due 06/25/2035	750	466
0.915% due 06/25/2033	20	14
1.135% due 05/25/2032	350	298
5.125% due 12/25/2034	3,873	1,261
5.413% due 01/25/2034	142	88
5.629% due 05/25/2036	500	186
Credit Suisse First Boston Mortgage Securities Corp.
0.595% due 05/25/2044	56	54
0.855% due 01/25/2032	13	10
Credit-Based Asset Servicing & Securitization LLC
0.295% due 04/25/2037	1,239	879
0.665% due 01/25/2036	1,000	13
0.675% due 04/25/2036	176	154
1.135% due 11/25/2033	1,776	1,561
2.335% due 01/25/2031	20	20
5.028% due 08/25/2035	275	270
5.303% due 12/25/2035	326	296
Denver Arena Trust
6.940% due 11/15/2019	1,102	1,132

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EMC Mortgage Loan Trust
0.685% due 12/25/2042	$1,729	$1,348
0.985% due 08/25/2040	920	646
Equifirst Mortgage Loan Trust
3.750% due 09/25/2033	951	877
Equity One ABS, Inc.
0.485% due 07/25/2034	76	47
0.535% due 04/25/2034	1,288	918
0.575% due 07/25/2034	5	3
First Alliance Mortgage Loan Trust
0.440% due 09/20/2027	16	10
2.500% due 10/25/2024	3	3
8.020% due 03/20/2031	15	14
First Franklin Mortgage Loan Asset-Backed Certificates
0.295% due 10/25/2036	644	623
0.345% due 06/25/2036	50	50
0.345% due 12/25/2037	670	405
0.855% due 11/25/2031	155	119
First NLC Trust
0.305% due 08/25/2037	363	175
Fremont Home Loan Trust
0.345% due 02/25/2036	33	33
Galaxy CLO Ltd.
0.493% due 04/25/2019	690	641
Gia Investment Grade CDO Ltd.
0.900% due 04/01/2013	168	165
GMAC Mortgage Corp. Loan Trust
0.985% due 02/25/2031	578	477
Goldman Sachs Asset Management CLO PLC
0.474% due 08/01/2022	2,317	2,130
Greenpoint Manufactured Housing
7.590% due 11/15/2028	11	12
GSAA Trust
0.505% due 06/25/2035	451	330
GSAMP Trust
0.385% due 10/25/2036	6,728	468
0.585% due 01/25/2045	244	222
0.725% due 09/25/2035	2,000	1,140
1.060% due 03/25/2034	2,275	1,726
1.210% due 08/25/2033	46	23
GSRPM Mortgage Loan Trust
0.355% due 03/25/2035	28	28
0.935% due 01/25/2032	165	156
Home Equity Asset Trust
0.295% due 05/25/2037	641	619
0.325% due 08/25/2037	114	109
0.385% due 10/25/2036	100	36
0.835% due 11/25/2032	1	1
1.030% due 07/25/2034	726	540
1.155% due 02/25/2033	1	1
Home Equity Mortgage Trust
0.415% due 05/25/2036	577	537
5.300% due 05/25/2036	135	47
5.821% due 04/25/2035	316	214
HSBC Asset Loan Obligation
0.295% due 12/25/2036	35	28
HSBC Home Equity Loan Trust
0.380% due 03/20/2036	2,837	2,607
0.390% due 01/20/2036	128	119
0.410% due 01/20/2036	1,057	986
0.520% due 01/20/2034	306	262
0.760% due 01/20/2034	650	547
HSI Asset Securitization Corp. Trust
0.285% due 12/25/2036	352	339
IMC Home Equity Loan Trust
7.310% due 11/20/2028	71	70

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Indymac Home Equity Loan Asset-Backed Trust
2.260% due 07/25/2034	$1,000	$761
Indymac Residential Asset-Backed Trust
0.395% due 07/25/2037	231	109
Irwin Home Equity Corp.
1.585% due 02/25/2029	603	488
JPMorgan Mortgage Acquisition Corp.
0.285% due 10/25/2036	89	88
0.295% due 05/25/2037	600	562
0.305% due 01/25/2037	2,069	1,971
0.315% due 08/25/2036	3	1
0.345% due 08/25/2036	2,119	623
L.A. Arena Funding LLC
7.656% due 12/15/2026	2,430	2,489
Lake Country Mortgage Loan Trust
0.765% due 12/25/2032	266	264
Lehman XS Trust
0.385% due 04/25/2037	200	112
Long Beach Mortgage Loan Trust
0.565% due 01/25/2046	47	21
0.705% due 08/25/2035	2,500	1,943
0.795% due 10/25/2034	229	169
0.935% due 03/25/2032	1	1
1.660% due 03/25/2032	716	452
Loomis Sayles CBO
0.483% due 10/26/2020	2,956	2,704
Madison Avenue Manufactured Housing Contract
1.685% due 03/25/2032	1,245	1,224
Massachusetts Educational Financing Authority
1.203% due 04/25/2038	2,477	2,470
MASTR Asset-Backed Securities Trust
0.315% due 05/25/2037	2,165	1,950
0.385% due 05/25/2037	500	279
0.735% due 12/25/2034 (a)	1,000	680
1.060% due 10/25/2034	1,234	842
MASTR Specialized Loan Trust
1.085% due 05/25/2037	630	25
Merrill Lynch First Franklin Mortgage Loan Trust
1.735% due 10/25/2037	725	448
Merrill Lynch Mortgage Investors, Inc.
0.295% due 10/25/2037	379	93
0.315% due 09/25/2037	126	29
0.325% due 06/25/2037	637	194
Mid-State Trust
6.005% due 08/15/2037	3,364	3,546
8.330% due 04/01/2030	579	584
Morgan Stanley ABS Capital
0.295% due 05/25/2037	500	427
0.335% due 11/25/2036	4,055	2,843
0.385% due 06/25/2036	238	143
0.415% due 01/25/2036	1,012	904
0.555% due 11/25/2035	3,298	2,613
1.435% due 06/25/2033	546	468
1.835% due 08/25/2034	827	459
2.235% due 07/25/2037	1,250	100
Morgan Stanley Dean Witter Capital
2.710% due 01/25/2032	860	418
Morgan Stanley Home Equity Loan Trust
0.285% due 12/25/2036	53	53
Morgan Stanley IXIS Real Estate Capital Trust
0.345% due 11/25/2036	2,928	877
Morgan Stanley Mortgage Loan Trust
0.395% due 11/25/2036	2,202	315
Mountain View Funding CLO
0.509% due 04/15/2019	298	282

See Accompanying Notes	Semiannual Report	September 30, 2011	43

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MSIM Peconic Bay Ltd.
0.531% due 07/20/2019	$500	$472
Nationstar Home Equity Loan Trust
0.295% due 06/25/2037	14	14
0.355% due 04/25/2037	22	22
New Century Home Equity Loan Trust
0.415% due 05/25/2036	707	364
0.495% due 06/25/2035	9	8
0.685% due 06/25/2035	1,000	599
1.880% due 06/20/2031	1,970	1,813
Newcastle Investment Trust
4.500% due 07/10/2035	3,366	3,446
Nomura Asset Acceptance Corp.
0.545% due 01/25/2036	2,104	472
Novastar Home Equity Loan
0.335% due 03/25/2037	115	112
1.015% due 05/25/2033	8	7
Oakwood Mortgage Investors, Inc.
0.604% due 03/15/2018	306	262
Octagon Investment Partners Ltd.
0.619% due 11/28/2018	800	749
Option One Mortgage Loan Trust
0.635% due 02/25/2035	126	104
0.730% due 08/20/2030	8	7
0.755% due 02/25/2035	840	444
0.775% due 06/25/2032	5	4
0.835% due 04/25/2033	36	30
1.030% due 05/25/2034	35	26
Origen Manufactured Housing
0.469% due 05/15/2032	8	8
4.750% due 08/15/2021	978	984
Pacifica CDO Ltd.
0.513% due 01/26/2020	765	717
0.636% due 02/15/2017	5,992	5,820
Park Place Securities, Inc.
0.825% due 02/25/2035	1,529	1,490
0.935% due 10/25/2034	1,000	532
People’s Choice Home Loan Securities Trust
0.665% due 05/25/2035	1,061	903
Plymouth Rock CLO Ltd.
1.790% due 02/16/2019	4,289	4,251
Popular ABS Mortgage Pass-Through Trust
0.325% due 06/25/2047	2,705	2,353
6.085% due 01/25/2036	208	124
Prima Capital CDO Ltd.
5.417% due 12/28/2048	2,278	2,243
Renaissance Home Equity Loan Trust
0.735% due 12/25/2033	216	173
1.335% due 09/25/2037	1,028	686
1.435% due 08/25/2032	1,260	824
1.475% due 03/25/2033	29	25
4.934% due 08/25/2035	140	110
Residential Asset Mortgage Products, Inc.
0.355% due 05/25/2037	326	317
0.635% due 06/25/2047	1,500	649
1.015% due 02/25/2033	7	3
1.435% due 09/25/2047	1,224	954

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.683% due 07/25/2034	$2,000	$1,114
5.707% due 08/25/2034 (a)	2,990	1,396
5.942% due 04/25/2034	1,468	1,085
Residential Asset Securities Corp.
0.345% due 04/25/2037	505	500
0.665% due 03/25/2035	5,962	3,621
0.765% due 01/25/2035	140	89
0.815% due 06/25/2033	143	71
7.140% due 04/25/2032 (a)	422	25
Residential Funding Mortgage Securities, Inc.
0.525% due 12/25/2032	7	5
6.230% due 06/25/2037	5,000	1,897
7.420% due 04/25/2031	54	53
8.850% due 03/25/2025	33	32
SACO, Inc.
0.355% due 05/25/2036	17	16
0.595% due 05/25/2036	2,175	263
0.655% due 03/25/2036	1,508	507
0.755% due 06/25/2036 (a)	543	325
0.985% due 07/25/2035	3,321	2,030
Salomon Brothers Mortgage Securities, Inc.
0.715% due 03/25/2028	161	146
Saxon Asset Securities Trust
0.735% due 03/25/2032	512	405
0.755% due 08/25/2032	37	36
0.775% due 03/25/2035	33	22
Securitized Asset-Backed Receivables LLC Trust
0.285% due 10/25/2036 (a)	1,623	430
0.565% due 10/25/2035	253	215
SLC Student Loan Trust
1.247% due 06/15/2021	5,400	5,391
4.750% due 06/15/2033	4,887	4,893
SLM Student Loan Trust
0.000% due 03/15/2028	600	572
1.153% due 07/25/2023	14,600	14,556
1.547% due 12/15/2033	4,000	4,065
1.710% due 03/15/2028	800	765
1.751% due 03/15/2028	500	477
1.753% due 04/25/2023	6,044	6,216
1.879% due 12/15/2017	8,015	8,043
2.879% due 12/16/2019	4,900	4,993
4.500% due 11/16/2043	4,320	4,134
6.229% due 07/15/2042	9,838	9,222
Soundview Home Equity Loan Trust
0.425% due 02/25/2036	30	27
0.495% due 12/25/2035	3,292	2,657
0.535% due 11/25/2035	97	89
South Carolina Student Loan Corp.
1.326% due 09/03/2024	600	595
Specialty Underwriting & Residential Finance
0.735% due 09/25/2036	1,000	441
1.035% due 10/25/2035	471	246
Structured Asset Investment Loan Trust
0.675% due 04/25/2035	1,000	509
0.715% due 09/25/2035	2,000	798
0.745% due 08/25/2035	1,500	364
1.210% due 09/25/2034	195	125
1.510% due 12/25/2034	347	199

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp.
0.285% due 02/25/2037	$315	$301
0.315% due 01/25/2037	334	328
0.325% due 06/25/2037	1,464	1,197
0.355% due 10/25/2036	97	97
0.585% due 12/25/2034	729	709
0.635% due 05/25/2034	19	16
0.815% due 01/25/2033	1,452	1,268
0.885% due 05/25/2034	84	72
1.735% due 04/25/2035	631	482
1.810% due 01/25/2033	98	62
3.375% due 08/25/2031	298	285
Trapeza CDO LLC
1.067% due 11/16/2034	1,000	360
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	1,123
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	193	200
6.210% due 05/07/2026	958	1,002
7.905% due 02/07/2026	153	156
8.220% due 10/07/2029	1,064	1,124
Veritas CLO Ltd.
0.701% due 09/05/2016	1,246	1,213
Washington Mutual Asset-Backed Certificates
0.295% due 10/25/2036	286	204
Wells Fargo Home Equity Trust
0.865% due 04/25/2034	216	133
WMC Mortgage Loan Pass-Through Certificates
1.056% due 03/20/2029	38	36

Total Asset-Backed Securities (Cost $345,686)		275,616

SOVEREIGN ISSUES 0.4%
Korea Housing Finance Corp.
4.125% due 12/15/2015	2,500	2,579

Total Sovereign Issues (Cost $2,498)		2,579

SHORT-TERM INSTRUMENTS 6.1%

U.S. TREASURY BILLS 3.8%
0.029% due 03/08/2012 (d)(f)	23,369	23,365

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 2.3%
	1,399,802	14,016

Total Short-Term Instruments (Cost $37,384)		37,381

Total Investments 141.0% (Cost $957,635)		$866,305

Other Assets and Liabilities (Net) (41.0%)		(251,695)

Net Assets 100.0%		$614,610

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $24,327 have been pledged as collateral as of September 30, 2011 for swap contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

44	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

(e)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $72,463 at a weighted average interest rate of 0.110%. On September 30, 2011, there were no open reverse repurchase agreements.
(f)	Centrally cleared swap agreements outstanding on September 30, 2011:

Securities with an aggregate market value of $1,581 have been pledged as collateral for centrally cleared swaps as of September 30, 2011.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	$27,100	$4,994	$475

(g)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	RYL	(1.730%	)	01/25/2034	$	926	$498	$0	$498
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	RYL	(0.700%	)	05/25/2033		2,500	845	0	845
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CBK	(2.150%	)	10/20/2020		1,000	421	0	421
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 1.350% due 10/25/2035	JPM	(1.500%	)	10/25/2035		129	122	0	122
Indymac Home Equity Loan Asset-Backed Trust 1-Month USD-LIBOR plus 0.630% due 06/25/2030	JPM	(0.450%	)	06/25/2030		1,205	194	0	194
LB-UBS Commercial Mortgage Trust 5.642% due 09/15/2040	JPM	(1.170%	)	09/15/2040		1,000	794	0	794
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	BRC	(1.190%	)	02/25/2034		163	72	0	72
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	FBF	(3.375%	)	07/25/2032		576	446	57	389
Merrill Lynch Mortgage Trust 5.392% due 11/12/2037	JPM	(1.150%	)	11/12/2037		1,000	789	0	789
Morgan Stanley ABS Capital I 1-Month USD-LIBOR plus 1.700% due 12/27/2033	MYC	(1.390%	)	12/27/2033		157	64	0	64
Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.250% due 05/25/2035	DUB	(1.100%	)	05/25/2035		1,798	1,693	0	1,693
Park Place Securities, Inc. 1-Month USD-LIBOR plus 2.200% due 03/25/2035	DUB	(2.650%	)	03/25/2035		338	330	0	330
Park Place Securities, Inc. 1-Month USD-LIBOR plus 3.500% due 09/25/2034	JPM	(3.000%	)	09/25/2034		666	615	0	615
Race Point CLO 3-Month USD-LIBOR plus 1.650% due 04/15/2020	WNA	(1.950%	)	04/15/2020		2,000	454	0	454
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	BRC	(1.240%	)	02/25/2035		160	99	0	99
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021		500	172	0	172

							$7,608	$57	$7,551

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ACE Securities Corp. 1-Month USD-LIBOR plus 0.700% due 07/25/2034	GST	1.050%	07/25/2034	$	459	$(142)	$(114)	$(28)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GST	0.960%	09/25/2034		1,000	(427)	(340)	(87)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	GST	2.790%	01/25/2034		926	(475)	0	(475)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	GST	3.150%	05/25/2033		2,500	(650)	0	(650)
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 0.630% due 09/25/2034	GST	0.630%	09/25/2034		773	(244)	(240)	(4)
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	GST	0.800%	08/25/2034		1,000	(384)	(330)	(54)
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	GST	0.650%	06/25/2035		250	(88)	(75)	(13)
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	GST	0.690%	07/25/2035		1,000	(355)	(350)	(5)
Indymac Home Equity Loan Asset-Backed Trust 1-Month USD-LIBOR plus 0.630% due 06/25/2030	MYC	1.815%	06/25/2030		1,205	(174)	0	(174)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GST	1.050%	10/25/2034		484	(247)	(155)	(92)

See Accompanying Notes	Semiannual Report	September 30, 2011	45

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2) (Cont.)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	MYC	3.375%	07/25/2032	$	576	$(447)	$(69)	$(378)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 3.500% due 07/25/2033	BOA	6.250%	07/25/2033		432	(334)	0	(334)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.650% due 10/25/2034	GST	0.650%	10/25/2034		1,000	(338)	(300)	(38)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	GST	0.740%	12/25/2034		1,000	(395)	(320)	(75)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 2.200% due 03/25/2035	MYC	3.030%	03/25/2035		338	(330)	0	(330)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 3.500% due 09/25/2034	GST	5.000%	09/25/2034		666	(599)	0	(599)
Residential Asset Mortgage Products, Inc. 1-Month USD-LIBOR plus 0.620% due 11/25/2034	GST	0.620%	11/25/2034		735	(237)	(206)	(31)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	GST	1.425%	04/25/2034		72	(37)	(29)	(8)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	GST	1.300%	11/25/2034		161	(147)	(151)	4

						$(6,050)	$(2,679)	$(3,371)

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Masco Corp.	BOA	(0.610%	)	09/20/2012	2.255%	$	5,000	$79	$0	$79

Credit Default Swaps on Corporate Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
American International Group, Inc.	BOA	0.850%	12/20/2012	3.198%	$	10,000	$(277)	$0	$(277)
MetLife, Inc.	BOA	1.000%	09/20/2015	3.199%		3,000	(237)	(201)	(36)

							$(514)	$(201)	$(313)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-5 7-Year Index 10-15%	MYC	(0.140%	)	12/20/2012	$	11,200	$88	$0	$88

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.AA.06-2 Index	DUB	0.170%	05/25/2046	$	237	$(196)	$(95)	$(101)
ABX.HE.AA.07-1 Index	FBF	0.150%	08/25/2037		18,491	(17,437)	(15,718)	(1,719)
CDX.HY-8 5-Year Index 35-100%	BOA	0.910%	06/20/2012		2,407	14	0	14
CDX.HY-8 5-Year Index 35-100%	BRC	0.787%	06/20/2012		2,407	12	0	12
CDX.HY-8 5-Year Index 35-100%	BRC	1.465%	06/20/2012		4,815	49	0	49
CDX.HY-8 5-Year Index 35-100%	CBK	0.415%	06/20/2012		1,926	4	0	4
CDX.HY-8 5-Year Index 35-100%	CBK	0.630%	06/20/2012		4,815	18	0	18
CDX.HY-8 5-Year Index 35-100%	CBK	0.830%	06/20/2012		9,629	50	0	50
CDX.HY-9 5-Year Index 35-100%	BOA	1.140%	12/20/2012		9,627	115	0	115
CDX.HY-9 5-Year Index 35-100%	BOA	1.442%	12/20/2012		4,814	76	0	76
CDX.IG-5 10-Year Index 10-15%	MYC	0.460%	12/20/2015		8,000	(1,094)	0	(1,094)

						$(18,389)	$(15,813)	$(2,576)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

46	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$7,709	$2,274	$9,983
Industrials	0	13,991	2,777	16,768
Municipal Bonds & Notes
Texas	0	1,362	0	1,362
West Virginia	0	2,741	0	2,741
U.S. Government Agencies	0	101,902	271	102,173
U.S. Treasury Obligations	0	204,084	0	204,084
Mortgage-Backed Securities	0	213,499	119	213,618
Asset-Backed Securities	0	269,811	5,805	275,616
Sovereign Issues	0	2,579	0	2,579
Short-Term Instruments
U.S. Treasury Bills	0	23,365	0	23,365

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
PIMCO Short-Term Floating NAV Portfolio	$14,016	$0	$0	$14,016
	$14,016	$841,043	$11,246	$866,305

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	7,185	875	8,060
Interest Rate Contracts	0	475	0	475
	$0	$7,660	$875	$8,535

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(6,602)	0	(6,602)

Totals	$14,016	$842,101	$12,121	$868,238

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$2,671	$0	$(329)	$(4)	$(3)	$(61)	$0	$0	$2,274	$(135)
Industrials	2,976	0	(147)	0	0	(52)	0	0	2,777	(53)
U.S. Government Agencies	404	0	(122)	(2)	(1)	4	0	(12)	271	2
Mortgage-Backed Securities	137	0	(19)	6	(1)	(4)	0	0	119	(5)
Asset-Backed Securities	23,697	3,123	(5,404)	33	65	(3)	360	(16,066)	5,805	(93)

	$29,885	$3,123	$(6,021)	$33	$60	$(116)	$360	$(16,078)	$11,246	$(284)

Financial Derivative Instruments (7) - Assets
Credit Contracts	$148	$0	$0	$0	$0	$727	$0	$0	$875	$727

Totals	$30,033	$3,123	$(6,021)	$33	$60	$611	$360	$(16,078)	$12,121	$443

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

See Accompanying Notes	Semiannual Report	September 30, 2011	47

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

September 30, 2011 (Unaudited)

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(i)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$71	$71
Unrealized appreciation on OTC swap agreements	0	8,060	0	0	0	8,060

	$0	$8,060	$0	$0	$71	$8,131

Liabilities:
Unrealized depreciation on OTC swap agreements	$0	$6,602	$0	$0	$0	$6,602

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$5,101	$0	$0	$2,457	$7,558

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$0	$(1,882)	$0	$0	$1,674	$(208)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative appreciation/(depreciation) of $475 as reported in the Notes to Schedule of Investments.

(j)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (1)
BOA	$(564)	$386	$(178)
BRC	232	(490)	(258)
CBK	493	(430)	63
DUB	1,827	(2,240)	(413)
FBF	(16,991)	17,045	54
GST	(4,593)	4,889	296
JPM	2,514	(3,150)	(636)
MYC	(1,893)	1,728	(165)
RYL	1,343	(1,190)	153
WNA	454	(970)	(516)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

48	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Developing Local Markets Portfolio

September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 5.2%

CORPORATE BONDS & NOTES 5.2%
Macquarie Bank Ltd.
2.600% due 01/20/2012		$9,000	$9,056
Suncorp-Metway Ltd.
1.749% due 07/16/2012		16,300	16,491

Total Australia (Cost $25,503)			25,547

BRAZIL 23.2%

SOVEREIGN ISSUES 23.2%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2012	BRL	44,832	23,739
10.000% due 01/01/2013		62,350	32,910
10.000% due 01/01/2014		82,195	42,793
10.000% due 01/01/2017		31,616	15,805

Total Brazil (Cost $127,370)			115,247

CAYMAN ISLANDS 0.1%

ASSET-BACKED SECURITIES 0.1%
Atrium CDO Corp.
0.682% due 06/27/2015		$310	296

Total Cayman Islands (Cost $309)			296

CHILE 0.7%

CORPORATE BONDS & NOTES 0.7%
Banco Santander Chile
1.501% due 04/20/2012		$3,700	3,703

Total Chile (Cost $3,700)			3,703

COLOMBIA 3.2%

SOVEREIGN ISSUES 3.2%
Colombia Government International Bond
2.080% due 11/16/2015		$3,600	3,594
10.750% due 01/15/2013		11,100	12,349

Total Colombia (Cost $16,126)			15,943

KAZAKHSTAN 0.4%

CORPORATE BONDS & NOTES 0.4%
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		$2,002	2,029

Total Kazakhstan (Cost $2,100)			2,029

MEXICO 4.6%

CORPORATE BONDS & NOTES 0.2%
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	788

SOVEREIGN ISSUES 4.4%
Mexico Government International Bond
9.000% due 12/22/2011		300,000	21,865

Total Mexico (Cost $23,906)			22,653

PERU 1.4%

SOVEREIGN ISSUES 1.4%
Peru Government International Bond
9.125% due 02/21/2012		$7,000	7,193

Total Peru (Cost $7,215)			7,193

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
POLAND 0.6%

SOVEREIGN ISSUES 0.6%
Poland Government International Bond
6.250% due 07/03/2012		$2,800	$2,910

Total Poland (Cost $2,894)			2,910

QATAR 1.0%

CORPORATE BONDS & NOTES 1.0%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		$4,800	4,944

Total Qatar (Cost $4,936)			4,944

RUSSIA 2.8%

CORPORATE BONDS & NOTES 2.8%
AK Transneft OJSC Via TransCapitalInvest Ltd.
6.103% due 06/27/2012		$4,800	4,908
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		492	496
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013		2,000	2,117
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		6,400	6,480

Total Russia (Cost $14,168)			14,001

SOUTH AFRICA 2.5%

SOVEREIGN ISSUES 2.5%
South Africa Government International Bond
7.375% due 04/25/2012		$11,900	12,317

Total South Africa (Cost $12,305)			12,317

SPAIN 2.0%

CORPORATE BONDS & NOTES 2.0%
Santander U.S. Debt S.A. Unipersonal
1.169% due 03/30/2012		$10,000	9,928

Total Spain (Cost $10,000)			9,928

TUNISIA 1.2%

SOVEREIGN ISSUES 1.2%
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	500	688
7.375% due 04/25/2012		$5,200	5,382

Total Tunisia (Cost $6,036)			6,070

UNITED STATES 28.6%

ASSET-BACKED SECURITIES 0.4%
ACE Securities Corp.
0.285% due 08/25/2036		$13	12
0.285% due 12/25/2036		5	5
Asset-Backed Funding Certificates
0.585% due 06/25/2034		289	207
Bear Stearns Asset-Backed Securities Trust
1.235% due 10/25/2037		749	450
Carrington Mortgage Loan Trust
0.285% due 01/25/2037		7	7
0.335% due 06/25/2037		389	348
Citigroup Mortgage Loan Trust, Inc.
0.295% due 05/25/2037		33	31
0.295% due 07/25/2045		73	55

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Asset-Backed Certificates
0.315% due 10/25/2047		$18	$18
0.415% due 09/25/2036		80	63
Credit-Based Asset Servicing & Securitization LLC
0.295% due 11/25/2036		5	3
0.355% due 07/25/2037		287	263
First NLC Trust
0.305% due 08/25/2037		231	111
GE-WMC Mortgage Securities LLC
0.275% due 08/25/2036		4	1
GSAMP Trust
0.305% due 12/25/2036		13	8
Home Equity Asset Trust
0.295% due 05/25/2037		11	11
HSI Asset Securitization Corp. Trust
0.285% due 10/25/2036		4	3
0.285% due 12/25/2036		9	8
0.295% due 05/25/2037		18	18
JPMorgan Mortgage Acquisition Corp.
0.295% due 03/25/2047		73	60
0.315% due 08/25/2036		3	1
0.315% due 03/25/2037		27	25
0.345% due 08/25/2036		303	89
Lehman ABS Mortgage Loan Trust
0.325% due 06/25/2037		62	20
Long Beach Mortgage Loan Trust
0.795% due 10/25/2034		62	45
MASTR Asset-Backed Securities Trust
0.315% due 05/25/2037		26	23
Merrill Lynch Mortgage Investors, Inc.
0.315% due 09/25/2037		12	3
Morgan Stanley ABS Capital
0.295% due 05/25/2037		34	29
New Century Home Equity Loan Trust
0.415% due 05/25/2036		54	28
Popular ABS Mortgage Pass-Through Trust
0.325% due 06/25/2047		57	49
Securitized Asset-Backed Receivables LLC Trust
0.295% due 12/25/2036 (a)		42	12
0.315% due 11/25/2036 (a)		20	6
WaMu Asset-Backed Certificates
0.285% due 01/25/2037		2	2
Washington Mutual Asset-Backed Certificates
0.295% due 10/25/2036		14	10

			2,024

BANK LOAN OBLIGATIONS 0.2%
Petroleum Export Ltd.
3.351% due 12/20/2012		895	892

CORPORATE BONDS & NOTES 3.2%
Ally Financial, Inc.
1.750% due 10/30/2012		6,300	6,400
Bear Stearns Cos. LLC
5.300% due 10/30/2015		100	108
6.950% due 08/10/2012		500	525
General Electric Capital Corp.
2.625% due 12/28/2012		6,300	6,480
JPMorgan Chase & Co.
1.786% due 09/26/2013	EUR	300	394
Morgan Stanley
0.546% due 01/09/2014		$2,500	2,268

			16,175

See Accompanying Notes	Semiannual Report	September 30, 2011	49

Schedule of Investments PIMCO Developing Local Markets Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 1.9%
Adjustable Rate Mortgage Trust
2.871% due 09/25/2035	$226	$160
American Home Mortgage Investment Trust
2.037% due 09/25/2045	37	29
Banc of America Funding Corp.
5.747% due 01/20/2047	337	227
Banc of America Mortgage Securities, Inc.
2.748% due 07/25/2034	115	102
2.882% due 02/25/2036	69	51
Bear Stearns Adjustable Rate Mortgage Trust
2.725% due 04/25/2034	95	82
2.846% due 02/25/2034	217	188
5.195% due 05/25/2047	106	69
Bear Stearns Alt-A Trust
0.395% due 02/25/2034	39	28
2.611% due 01/25/2036	561	274
Bear Stearns Structured Products, Inc.
2.572% due 01/26/2036	1,268	761
4.719% due 12/26/2046	738	452
Chase Mortgage Finance Corp.
2.517% due 03/25/2037	44	33
Citigroup Mortgage Loan Trust, Inc.
2.100% due 08/25/2035	167	150
2.547% due 07/25/2046	45	28
2.701% due 08/25/2035	198	94
Countrywide Alternative Loan Trust
5.528% due 02/25/2037	113	73
Countrywide Home Loan Mortgage Pass-Through Trust
5.631% due 09/25/2047	15	10
Credit Suisse First Boston Mortgage Securities Corp.
2.439% due 06/25/2033	363	333
First Horizon Asset Securities, Inc.
2.746% due 08/25/2035	220	176
Greenpoint Mortgage Pass-Through Certificates
2.810% due 10/25/2033	267	216
GSR Mortgage Loan Trust
2.795% due 01/25/2036	48	36
Harborview Mortgage Loan Trust
2.777% due 07/19/2035	479	367
5.350% due 08/19/2036 (a)	13	8
Indymac Index Mortgage Loan Trust
2.662% due 12/25/2034	162	113
Luminent Mortgage Trust
0.415% due 12/25/2036	42	22
Merrill Lynch Mortgage Investors, Inc.
0.445% due 02/25/2036	1,246	834
Merrill Lynch Mortgage-Backed Securities Trust
5.334% due 04/25/2037	39	27

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MLCC Mortgage Investors, Inc.
0.485% due 11/25/2035	$487	$381
1.222% due 10/25/2035	274	224
Provident Funding Mortgage Loan Trust
2.602% due 08/25/2033	171	168
Residential Funding Mortgage Securities
3.033% due 09/25/2035	265	169
Sequoia Mortgage Trust
2.436% due 01/20/2047	21	15
2.714% due 04/20/2035	224	204
Structured Adjustable Rate Mortgage Loan Trust
2.533% due 07/25/2034	726	635
2.540% due 01/25/2035	253	197
2.540% due 08/25/2035	158	116
Structured Asset Mortgage Investments, Inc.
0.480% due 07/19/2035	1,402	1,124
0.890% due 10/19/2034	458	378
Structured Asset Securities Corp.
2.480% due 06/25/2033	446	394
2.655% due 10/25/2035	21	16
WaMu Mortgage Pass-Through Certificates
2.576% due 03/25/2034	221	207
2.580% due 06/25/2033	140	134
2.665% due 12/25/2036	78	50
4.908% due 01/25/2037	38	27
5.186% due 04/25/2037	26	18
5.239% due 12/25/2036	24	16
5.502% due 05/25/2037	54	39
5.837% due 09/25/2036	33	24
Wells Fargo Mortgage-Backed Securities Trust
2.734% due 07/25/2036	54	40
4.930% due 12/25/2034	147	134

		9,653

U.S. GOVERNMENT AGENCIES 3.9%
Fannie Mae
0.735% due 06/25/2027	7,339	7,367

0.785% due 06/25/2027	6,763	6,793
1.452% due 06/01/2043 - 07/01/2044	51	51
5.000% due 02/25/2017	2	2
Freddie Mac
0.515% due 09/25/2031	163	155
5.000% due 07/15/2014	4,400	4,953

		19,321

U.S. TREASURY OBLIGATIONS 19.0%
U.S. Treasury Notes
0.375% due 08/31/2012 (d)	93,900	94,087

Total United States (Cost $146,317)		142,152

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 47.0%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/03/2011		$432	$432

(Dated 09/30/2011. Collateralized by Freddie Mac 0.780% due 09/08/2014 valued at $445. Repurchase proceeds are $432.)

SHORT-TERM NOTES 0.6%
Banco Santander Brazil S.A.
2.596% due 12/29/2011		3,000	2,991

CANADA TREASURY BILLS 11.5%
0.821% due 12/08/2011	CAD	60,000	57,170

MEXICO TREASURY BILLS 7.2%
4.481% due 10/13/2011 - 12/29/2011 (b)	MXN	495,751	35,527

SINGAPORE TREASURY BILLS 4.9%
0.248% due 12/15/2011	SGD	32,016	24,484

U.S. TREASURY BILLS 3.3%
0.020% due 10/20/2011 - 03/22/2012 (b)(d)		$16,332	16,329

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 19.4%
		9,628,127	96,407

Total Short-Term Instruments (Cost $240,476)			233,340

PURCHASED OPTIONS (f) 0.1%
(Cost $52)			306

Total Investments 124.6% (Cost $643,413)			$618,579

Other Assets and Liabilities (Net) (24.6%)			(122,300)

Net Assets 100.0%			$496,279

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $28,672 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

50	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

(e)	OTC swap agreements outstanding on September 30, 2011:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	28-Day MXN TIIE	9.920%	08/12/2015	MYC	MXN	4,000	$47	$0	$47
Pay	28-Day MXN TIIE	8.770%	08/03/2016	CBK		2,550	24	0	24
Pay	28-Day MXN TIIE	8.780%	08/03/2016	BRC		2,550	25	0	25

							$96	$0	$96

(f)	Purchased options outstanding on September 30, 2011:

Foreign Currency Options
Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC EUR versus USD	MSX	$	1.550	10/25/2011	EUR	144,000	$19	$127
Call - OTC GBP versus USD	BRC		1.750	10/25/2011	GBP	26,000	4	11
Call - OTC GBP versus USD	MSX		1.750	10/25/2011		25,000	4	4
Call - OTC USD versus CAD	BRC	CAD	1.300	10/25/2011	$	80,000	8	63
Call - OTC USD versus CAD	MSX		1.300	10/25/2011		99,000	10	78
Call - OTC USD versus CAD	BRC		1.340	10/25/2011		65,000	7	23

							$52	$306

(g)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	9,165	10/2011	BRC	$0	$(39)	$(39)
Sell		16,083	10/2011	BRC	138	0	138
Sell		3,563	10/2011	CBK	52	0	52
Buy		511	10/2011	JPM	0	(6)	(6)
Sell		511	10/2011	RBC	3	0	3
Sell		9,165	11/2011	BRC	39	0	39
Sell		18,740	11/2011	CBK	222	0	222
Buy		511	11/2011	RBC	0	(3)	(3)
Sell	BRL	3,780	10/2011	HUS	390	0	390
Buy		3,780	10/2011	JPM	0	(331)	(331)
Buy		4,668	11/2011	BRC	0	(236)	(236)
Buy		67,502	11/2011	HUS	0	(5,084)	(5,084)
Sell		102,763	11/2011	HUS	4,078	0	4,078
Sell		3,503	11/2011	JPM	51	0	51
Buy		6,980	11/2011	MSC	0	(706)	(706)
Buy		12,176	11/2011	UAG	0	(173)	(173)
Sell		30,222	11/2011	UAG	776	0	776
Sell		3,780	12/2011	JPM	335	0	335
Buy	CAD	86,016	10/2011	BRC	0	(616)	(616)
Sell		111,693	10/2011	BRC	1,999	0	1,999
Buy		42,062	10/2011	CBK	0	(888)	(888)
Sell		62,143	10/2011	CBK	597	0	597
Sell		28,871	10/2011	DUB	258	0	258
Buy		73,918	10/2011	GST	0	(987)	(987)
Buy		29,170	10/2011	HUS	0	(465)	(465)
Buy		35,875	10/2011	JPM	0	(861)	(861)
Buy		37,388	10/2011	MSC	0	(1,130)	(1,130)
Buy		183,812	10/2011	RBC	0	(2,460)	(2,460)
Sell		93,225	10/2011	RBC	1,348	0	1,348
Buy		31,642	10/2011	UAG	0	(666)	(666)
Sell		15,807	10/2011	UAG	670	0	670
Buy	CHF	740	10/2011	DUB	0	(43)	(43)
Buy		1,543	10/2011	FBL	2	0	2
Buy		904	10/2011	MSC	0	(14)	(14)
Buy	CNY	68,032	11/2011	BRC	41	0	41
Buy		12,886	11/2011	HUS	16	0	16
Sell		197,676	11/2011	HUS	0	(319)	(319)
Buy		10,483	11/2011	RYL	20	0	20
Buy		463,413	02/2012	BRC	125	(48)	77
Sell		314,796	02/2012	BRC	234	0	234
Buy		136,400	02/2012	CBK	149	0	149
Buy		54,917	02/2012	DUB	64	0	64

See Accompanying Notes	Semiannual Report	September 30, 2011	51

Schedule of Investments PIMCO Developing Local Markets Portfolio (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	422,310	02/2012	HUS	$120	$(162)	$(42)
Sell		32,482	02/2012	HUS	28	(1)	27
Buy		222,773	02/2012	JPM	389	0	389
Buy		37,126	06/2012	JPM	0	(12)	(12)
Buy		107,162	02/2013	CBK	0	(217)	(217)
Buy	EUR	52,564	10/2011	BRC	0	(286)	(286)
Buy		18,234	10/2011	CBK	0	(306)	(306)
Sell		5,407	10/2011	CBK	55	0	55
Sell		19,281	10/2011	HUS	469	0	469
Buy		1,403	10/2011	JPM	0	(21)	(21)
Sell		75,271	10/2011	JPM	857	0	857
Sell		14,229	10/2011	RBC	248	0	248
Buy		10,118	11/2011	BRC	0	(274)	(274)
Sell		52,565	11/2011	BRC	288	0	288
Sell		13,341	11/2011	CBK	766	0	766
Sell		4,577	11/2011	DUB	502	0	502
Sell		6,027	11/2011	GST	31	0	31
Buy		13,210	11/2011	JPM	0	(981)	(981)
Sell		2,391	11/2011	JPM	66	0	66
Sell		11,035	11/2011	MSC	271	0	271
Buy		16,278	11/2011	RBC	0	(346)	(346)
Sell		9,511	11/2011	RBC	186	0	186
Sell		47,998	11/2011	RYL	4,358	0	4,358
Buy		13,666	11/2011	UAG	0	(773)	(773)
Buy	GBP	14,376	10/2011	BRC	0	(73)	(73)
Sell		1,094	10/2011	BRC	0	(5)	(5)
Buy		1,094	10/2011	CBK	0	0	0
Sell		4,590	10/2011	CBK	43	0	43
Sell		14,869	10/2011	HUS	14	0	14
Buy		642	10/2011	JPM	1	0	1
Sell		9,787	10/2011	MSC	39	0	39
Sell		2	10/2011	RBC	0	0	0
Buy		2,805	12/2011	BRC	0	(81)	(81)
Sell		14,935	12/2011	BRC	78	0	78
Buy		2,278	12/2011	CBK	0	(46)	(46)
Sell		1,094	12/2011	CBK	0	0	0
Sell		2,925	12/2011	GST	0	(23)	(23)
Sell		8,501	12/2011	JPM	304	0	304
Sell		5,629	12/2011	MSC	43	0	43
Buy		1,076	12/2011	RBC	0	(24)	(24)
Sell		4,284	12/2011	RBC	0	(96)	(96)
Buy		1,724	12/2011	UAG	3	0	3
Sell		7,287	12/2011	UAG	272	0	272
Buy	HKD	5,306	12/2011	CBK	1	0	1
Buy		1,700	12/2011	DUB	0	0	0
Buy	IDR	25,002,000	10/2011	BRC	8	0	8
Sell		176,571,400	10/2011	BRC	447	(169)	278
Buy		44,820,000	10/2011	CBK	14	0	14
Buy		137,322,000	10/2011	DUB	65	0	65
Sell		16,368,500	10/2011	DUB	127	0	127
Sell		85,685,300	10/2011	HUS	521	0	521
Sell		105,226,000	10/2011	JPM	405	0	405
Buy		245,080,800	10/2011	RYL	77	(60)	17
Buy		26,946,450	01/2012	CBK	0	(146)	(146)
Buy		27,840,000	01/2012	JPM	0	(245)	(245)
Buy		27,124,550	07/2012	HUS	0	(205)	(205)
Buy	INR	463,114	11/2011	BRC	0	(760)	(760)
Sell		974,606	11/2011	BRC	729	(22)	707
Buy		1,489,613	11/2011	CBK	0	(3,290)	(3,290)
Buy		124,450	11/2011	HUS	2	0	2
Sell		204,111	11/2011	HUS	397	0	397
Sell	JPY	155,046	10/2011	CBK	0	(81)	(81)
Sell		137,986	10/2011	HUS	10	0	10
Buy		306,207	10/2011	JPM	0	(18)	(18)
Buy	KRW	27,708,540	11/2011	BRC	0	(995)	(995)
Sell		45,227,955	11/2011	BRC	3,323	0	3,323
Buy		25,680,375	11/2011	HUS	0	(494)	(494)

52	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	KRW	22,100,085	11/2011	HUS	$1,534	$(42)	$1,492
Buy		96,257,310	11/2011	JPM	0	(10,129)	(10,129)
Sell		2,165,000	11/2011	JPM	187	0	187
Buy		1,291,200	11/2011	MSC	0	(119)	(119)
Sell		20,873,500	11/2011	MSC	1,019	0	1,019
Buy	MXN	72,655	11/2011	BRC	0	(784)	(784)
Sell		130,891	11/2011	BRC	1,503	0	1,503
Buy		1,074,451	11/2011	CBK	0	(12,721)	(12,721)
Sell		419,093	11/2011	CBK	4,734	0	4,734
Buy		85,570	11/2011	DUB	0	(1,070)	(1,070)
Sell		48,693	11/2011	DUB	604	0	604
Buy		739,973	11/2011	HUS	0	(5,609)	(5,609)
Sell		558,370	11/2011	HUS	3,340	(15)	3,325
Buy		47,460	11/2011	JPM	0	(593)	(593)
Sell		118,164	11/2011	JPM	1,217	0	1,217
Sell		334,512	11/2011	MSC	1,985	0	1,985
Sell		367,442	11/2011	UAG	2,968	0	2,968
Buy	MYR	11,755	11/2011	BRC	0	(51)	(51)
Sell		21,488	11/2011	BRC	136	0	136
Buy		3,798	11/2011	HUS	0	(21)	(21)
Sell		21,486	11/2011	HUS	330	0	330
Sell		10,860	11/2011	JPM	128	0	128
Buy		68,124	04/2012	UAG	0	(1,422)	(1,422)
Buy	NOK	3,018	10/2011	CBK	0	(46)	(46)
Buy		3,019	10/2011	JPM	0	(49)	(49)
Sell		6,250	10/2011	RBC	5	0	5
Sell	PHP	87,600	11/2011	HUS	7	0	7
Buy		83,448	03/2012	BRC	0	(8)	(8)
Sell		592,961	03/2012	BRC	165	(6)	159
Buy		1,527,102	03/2012	CBK	0	(521)	(521)
Sell		1,135,204	03/2012	HUS	311	(43)	268
Buy		1,224,000	03/2012	JPM	0	(383)	(383)
Sell		473,038	03/2012	JPM	177	0	177
Sell	RUB	1,268	03/2012	CBK	5	0	5
Buy	SEK	10,978	10/2011	BPS	0	0	0
Buy		1,259	10/2011	BRC	0	(12)	(12)
Buy		1,259	10/2011	DUB	0	(12)	(12)
Buy		7,574	10/2011	MSC	0	(24)	(24)
Buy	SGD	13,132	12/2011	CBK	0	(378)	(378)
Sell		14,625	12/2011	CBK	630	0	630
Sell		2,183	12/2011	DUB	131	0	131
Buy		1,517	12/2011	HUS	0	(40)	(40)
Sell		24,990	12/2011	HUS	591	0	591
Buy		40,623	12/2011	JPM	0	(2,661)	(2,661)
Buy		10,700	12/2011	RYL	0	(671)	(671)
Buy		7,000	12/2011	UAG	0	(430)	(430)
Sell		32,000	12/2011	UAG	50	0	50
Buy	TRY	1,855	10/2011	BRC	0	(6)	(6)
Sell		2,551	10/2011	BRC	133	0	133
Buy		3,101	10/2011	CBK	0	(220)	(220)
Sell		4,542	10/2011	CBK	65	0	65
Sell		14,102	10/2011	DUB	340	0	340
Sell		26,462	10/2011	HUS	414	0	414
Buy		55,035	10/2011	JPM	0	(3,231)	(3,231)
Sell		11,776	10/2011	JPM	39	0	39
Buy		3,227	10/2011	MSC	0	(70)	(70)
Sell		3,786	10/2011	UAG	70	0	70
Buy		11,776	01/2012	JPM	0	(40)	(40)
Buy	TWD	55,106	01/2012	BRC	0	(121)	(121)
Sell		61,922	01/2012	BRC	74	0	74
Buy		40,000	01/2012	GST	0	(86)	(86)
Buy		40,000	01/2012	HUS	0	(85)	(85)
Sell		50,490	01/2012	HUS	48	0	48
Buy		40,000	01/2012	JPM	0	(84)	(84)
Sell	ZAR	13,281	10/2011	BRC	161	0	161
Sell		30,714	10/2011	CBK	134	(24)	110
Sell		90,990	10/2011	DUB	971	0	971

See Accompanying Notes	Semiannual Report	September 30, 2011	53

Schedule of Investments PIMCO Developing Local Markets Portfolio (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	ZAR	271,239	10/2011	HUS	$0	$(5,110)	$(5,110)
Sell		11,920	10/2011	HUS	29	0	29
Sell		37,258	10/2011	JPM	402	0	402
Sell		12,996	10/2011	MSC	296	0	296
Sell		11,823	10/2011	RYL	241	0	241
Sell		6,892	10/2011	UAG	149	0	149

					$52,487	$(72,224)	$(19,737)

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$25,547	$0	$25,547
Brazil
Sovereign Issues	0	115,247	0	115,247
Cayman Islands
Asset-Backed Securities	0	0	296	296
Chile
Corporate Bonds & Notes	0	3,703	0	3,703
Colombia
Sovereign Issues	0	15,943	0	15,943
Kazakhstan
Corporate Bonds & Notes	0	2,029	0	2,029
Mexico
Corporate Bonds & Notes	0	788	0	788
Sovereign Issues	0	21,865	0	21,865
Peru
Sovereign Issues	0	7,193	0	7,193
Poland
Sovereign Issues	0	2,910	0	2,910
Qatar
Corporate Bonds & Notes	0	4,944	0	4,944
Russia
Corporate Bonds & Notes	0	14,001	0	14,001
South Africa
Sovereign Issues	0	12,317	0	12,317
Spain
Corporate Bonds & Notes	0	9,928	0	9,928
Tunisia
Sovereign Issues	0	6,070	0	6,070

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
United States
Asset-Backed Securities	$0	$2,024	$0	$2,024
Bank Loan Obligations	0	892	0	892
Corporate Bonds & Notes	0	16,175	0	16,175
Mortgage-Backed Securities	0	9,653	0	9,653
U.S. Government Agencies	0	19,321	0	19,321
U.S. Treasury Obligations	0	94,087	0	94,087
Short-Term Instruments
Repurchase Agreements	0	432	0	432
Short-Term Notes	0	2,991	0	2,991
Canada Treasury Bills	0	57,170	0	57,170
Mexico Treasury Bills	0	35,527	0	35,527
Singapore Treasury Bills	0	24,484	0	24,484
U.S. Treasury Bills	0	16,329	0	16,329
PIMCO Short-Term Floating NAV Portfolio	96,407	0	0	96,407
Purchased Options
Foreign Exchange Contracts	0	306	0	306
	$96,407	$521,876	$296	$618,579

Financial Derivative Instruments (7) - Assets
Foreign Exchange Contracts	0	52,487	0	52,487
Interest Rate Contracts	0	96	0	96
	$0	$52,583	$0	$52,583

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	$0	$(72,224)	$0	$(72,224)

Totals	$96,407	$502,235	$296	$598,938

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011
Investments, at value
Cayman Islands
Asset-Backed Securities	$0	$0	$0	$0	$0	$0	$296	$0	$296	$0

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

54	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

(i)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$306	$0	$306
Unrealized appreciation on foreign currency contracts	0	0	0	52,487	0	52,487
Unrealized appreciation on OTC swap agreements	0	0	0	0	96	96

	$0	$0	$0	$52,793	$96	$52,889

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$0	$0	$72,224	$0	$72,224

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(10)	$0	$(10)
Net realized gain on futures contracts, written options and swaps	0	0	0	0	484	484
Net realized gain on foreign currency transactions	0	0	0	20,475	0	20,475

	$0	$0	$0	$20,465	$484	$20,949

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$255	$0	$255
Net change in unrealized (depreciation) on futures contracts, written options and swaps	0	0	0	0	(167)	(167)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(37,165)	0	(37,165)

	$0	$0	$0	$(36,910)	$(167)	$(37,077)

(1)	See note 5 in the Notes to Financial Statements for additional information.

(j)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BRC	$5,151	$(4,090)	$1,061
CBK	(11,393)	8,956	(2,437)
DUB	1,937	(1,530)	407
FBL	2	0	2
GST	(1,065)	(40)	(1,105)
HUS	(5,046)	5,150	104
JPM	(15,087)	14,129	(958)
MSC	1,590	(1,950)	(360)
MSX	209	0	209
MYC	47	0	47
RBC	(1,139)	440	(699)
RYL	3,965	(3,430)	535
UAG	1,494	(850)	644

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Semiannual Report	September 30, 2011	55

Schedule of Investments PIMCO Emerging Markets Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BERMUDA 1.6%

CORPORATE BONDS & NOTES 1.6%
Noble Group Ltd.
6.625% due 08/05/2020		$12,250	$10,841
Qtel International Finance Ltd.
3.375% due 10/14/2016		600	603
4.750% due 02/16/2021		500	502
7.875% due 06/10/2019		5,000	6,113

Total Bermuda (Cost $19,802)			18,059

BRAZIL 31.3%

CORPORATE BONDS & NOTES 7.2%
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		$3,000	3,390
CSN Islands XI Corp.
6.875% due 09/21/2019		7,000	7,437
CSN Resources S.A.
6.500% due 07/21/2020		14,000	14,735
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		5,982	5,683
GTL Trade Finance, Inc.
7.250% due 10/20/2017		5,000	5,275
Petrobras International Finance Co.
5.375% due 01/27/2021		360	368
5.750% due 01/20/2020		15,149	15,876
5.875% due 03/01/2018		10,000	10,514
7.875% due 03/15/2019		15,810	18,498
Vale Overseas Ltd.
6.250% due 01/23/2017		260	282

			82,058

SOVEREIGN ISSUES 24.1%
Brazil Government International Bond
5.875% due 01/15/2019		$31,400	36,189
7.875% due 03/07/2015		15,800	18,628
8.000% due 01/15/2018		2,403	2,846
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2012	BRL	65,614	34,743
10.000% due 01/01/2013		10,424	5,502
10.000% due 01/01/2014		12,021	6,258
10.000% due 01/01/2017		343,327	171,635

			275,801

Total Brazil (Cost $354,171)			357,859

CAYMAN ISLANDS 0.4%

CORPORATE BONDS & NOTES 0.4%
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		$4,300	4,645

Total Cayman Islands (Cost $4,775)			4,645

CHILE 2.1%

CORPORATE BONDS & NOTES 2.1%
Banco Santander Chile
1.501% due 04/20/2012		$7,500	7,506
5.375% due 12/09/2014		1,500	1,580
Codelco, Inc.
3.750% due 11/04/2020		15,500	15,509

Total Chile (Cost $23,688)			24,595

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COLOMBIA 0.4%

SOVEREIGN ISSUES 0.4%
Colombia Government International Bond
7.375% due 03/18/2019		$4,000	$4,954

Total Colombia (Cost $4,480)			4,954

EL SALVADOR 0.3%

CORPORATE BONDS & NOTES 0.3%
AES El Salvador Trust
6.750% due 02/01/2016		$3,750	3,694

Total El Salvador (Cost $3,741)			3,694

HONG KONG 0.7%

CORPORATE BONDS & NOTES 0.7%
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		$7,500	7,525

Total Hong Kong (Cost $7,886)			7,525

INDIA 1.5%

CORPORATE BONDS & NOTES 1.5%
Bank of India
4.750% due 09/30/2015		$10,225	10,093
State Bank of India
4.500% due 07/27/2015		7,000	7,016

Total India (Cost $17,713)			17,109

INDONESIA 1.1%

CORPORATE BONDS & NOTES 0.7%
Adaro Indonesia PT
7.625% due 10/22/2019		$8,000	7,920

SOVEREIGN ISSUES 0.4%
Indonesia Government International Bond
6.625% due 02/17/2037		4,000	4,510
10.375% due 05/04/2014		500	586

			5,096

Total Indonesia (Cost $13,872)			13,016

IRELAND 0.4%

CORPORATE BONDS & NOTES 0.4%
RZD Capital Ltd.
5.739% due 04/03/2017		$4,300	4,293

Total Ireland (Cost $4,452)			4,293

KAZAKHSTAN 0.3%

CORPORATE BONDS & NOTES 0.3%
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		$2,925	2,965

Total Kazakhstan (Cost $3,068)			2,965

MALAYSIA 0.0%

SOVEREIGN ISSUES 0.0%
Malaysia Government International Bond
3.210% due 05/31/2013	MYR	131	41

Total Malaysia (Cost $39)			41

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO 18.3%

CORPORATE BONDS & NOTES 5.9%
America Movil S.A.B. de C.V.
5.000% due 10/16/2019		$3,000	$3,222
5.000% due 03/30/2020		5,000	5,330
6.125% due 11/15/2037		5,000	5,250
6.375% due 03/01/2035		5,000	5,450
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		5,000	5,050
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	2,100	2,599
Petroleos Mexicanos
5.500% due 01/21/2021		$24,100	25,546
8.000% due 05/03/2019		11,480	14,120
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	788

			67,355

SOVEREIGN ISSUES 12.4%
Mexico Government International Bond
5.125% due 01/15/2020		$5,000	5,438
5.625% due 01/15/2017		9,942	11,125
6.050% due 01/11/2040		13,100	14,869
6.750% due 09/27/2034		263	325
7.500% due 06/21/2012	MXN	309,489	22,842
8.300% due 08/15/2031		$7,000	10,028
8.500% due 12/13/2018	MXN	470	39
9.000% due 12/22/2011		950,440	69,271
9.500% due 12/18/2014		1,155	94
10.000% due 12/05/2024		81,000	7,463

			141,494

Total Mexico (Cost $218,205)			208,849

NETHERLANDS 0.6%

CORPORATE BONDS & NOTES 0.6%
Waha Aerospace BV
3.925% due 07/28/2020		$7,200	7,416

Total Netherlands (Cost $7,247)			7,416

PANAMA 0.6%

SOVEREIGN ISSUES 0.6%
Panama Government International Bond
6.700% due 01/26/2036		$100	121
7.250% due 03/15/2015		6,000	6,891

Total Panama (Cost $6,661)			7,012

PERU 0.3%

CORPORATE BONDS & NOTES 0.2%
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		$2,200	2,059

SOVEREIGN ISSUES 0.1%
Peru Government International Bond
6.900% due 08/12/2037	PEN	4,000	1,458
8.750% due 11/21/2033		$100	143

			1,601

Total Peru (Cost $3,812)			3,660

56	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
POLAND 0.4%

SOVEREIGN ISSUES 0.4%
Poland Government International Bond
5.500% due 10/25/2019	PLN	96	$28
6.250% due 07/03/2012		$4,000	4,157

Total Poland (Cost $4,164)			4,185

QATAR 5.4%

CORPORATE BONDS & NOTES 1.5%
Nakilat, Inc.
6.267% due 12/31/2033		$3,922	4,336
Qatari Diar Finance QSC
5.000% due 07/21/2020		5,000	5,363
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		6,900	7,107

			16,806

SOVEREIGN ISSUES 3.9%
Qatar Government International Bond
4.000% due 01/20/2015		200	211
5.250% due 01/20/2020		36,600	40,423
6.400% due 01/20/2040		1,000	1,222
6.550% due 04/09/2019		2,400	2,868

			44,724

Total Qatar (Cost $57,548)			61,530

RUSSIA 10.5%

CORPORATE BONDS & NOTES 7.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$100	101
6.103% due 06/27/2012		12,300	12,578
Gazprom OAO Via Gaz Capital S.A.
8.625% due 04/28/2034		5,000	5,800
9.250% due 04/23/2019		3,250	3,802
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		579	583
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013		8,100	8,572
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		300	297
7.175% due 05/16/2013		2,050	2,101
7.750% due 05/29/2018		9,400	9,894
TNK-BP Finance S.A.
6.125% due 03/20/2012		1,100	1,116
6.625% due 03/20/2017		11,710	11,739
7.500% due 03/13/2013		100	103
7.500% due 07/18/2016		2,900	3,016
7.875% due 03/13/2018		12,000	12,600
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		8,600	8,708
6.875% due 05/29/2018		500	508

			81,518

SOVEREIGN ISSUES 3.4%
Russia Government International Bond
7.500% due 03/31/2030		34,452	38,799
12.750% due 06/24/2028		100	166

			38,965

Total Russia (Cost $122,895)			120,483

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SINGAPORE 2.2%

CORPORATE BONDS & NOTES 2.2%
Temasek Financial I Ltd.
4.300% due 10/25/2019		$23,150	$24,794

SOVEREIGN ISSUES 0.0%
Singapore Government Bond
2.500% due 06/01/2019	SGD	70	58

Total Singapore (Cost $24,102)			24,852

SOUTH KOREA 3.5%

CORPORATE BONDS & NOTES 0.7%
Industrial Bank of Korea
3.750% due 09/29/2016		$380	375
Korea Exchange Bank
4.875% due 01/14/2016		5,000	5,154
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		2,590	2,809

			8,338

SOVEREIGN ISSUES 2.8%
Export-Import Bank of Korea
4.000% due 01/29/2021		20,200	18,799
5.125% due 06/29/2020		13,250	13,517

			32,316

Total South Korea (Cost $40,721)			40,654

SWITZERLAND 0.2%

CORPORATE BONDS & NOTES 0.2%
UBS AG
1.403% due 02/23/2012		$2,000	2,006

Total Switzerland (Cost $2,000)			2,006

TUNISIA 0.8%

SOVEREIGN ISSUES 0.8%
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	800	1,101
7.375% due 04/25/2012		$7,400	7,659

Total Tunisia (Cost $8,711)			8,760

UNITED ARAB EMIRATES 0.4%

CORPORATE BONDS & NOTES 0.4%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$4,418	4,757

Total United Arab Emirates (Cost $4,756)			4,757

UNITED STATES 5.2%

ASSET-BACKED SECURITIES 0.0%
GSAA Trust
0.535% due 03/25/2037		$565	272
Morgan Stanley Mortgage Loan Trust
0.595% due 04/25/2037		509	197

			469

CORPORATE BONDS & NOTES 3.8%
Ally Financial, Inc.
1.750% due 10/30/2012		8,700	8,838
American International Group, Inc.
8.625% due 05/22/2038	GBP	800	1,048
Bank of America N.A.
0.627% due 06/15/2016		$900	698

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
General Electric Capital Corp.
2.625% due 12/28/2012	$8,700	$8,949
Gerdau Holdings, Inc.
7.000% due 01/20/2020	20,000	20,700
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	2,400	2,407
SLM Corp.
5.375% due 05/15/2014	200	197
Wachovia Corp.
5.750% due 02/01/2018	900	1,016

		43,853

MORTGAGE-BACKED SECURITIES 0.6%
Banc of America Mortgage Securities, Inc.
2.882% due 02/25/2036	71	53
Bear Stearns Adjustable Rate Mortgage Trust
2.710% due 03/25/2035	3,786	3,529
Chase Mortgage Finance Corp.
2.517% due 03/25/2037	132	99
Citigroup Mortgage Loan Trust, Inc.
2.547% due 07/25/2046	90	57
2.736% due 03/25/2034	26	23
Countrywide Home Loan Mortgage Pass-Through Trust
5.096% due 10/20/2035	406	271
5.631% due 09/25/2047	59	40
Harborview Mortgage Loan Trust
5.350% due 08/19/2036 (a)	51	34
Luminent Mortgage Trust
0.415% due 12/25/2036	84	44
MASTR Adjustable Rate Mortgages Trust
0.475% due 05/25/2037	337	146
Merrill Lynch Alternative Note Asset
0.535% due 03/25/2037	535	188
4.976% due 06/25/2037 (a)	461	212
Merrill Lynch Mortgage-Backed Securities Trust
5.334% due 04/25/2037	130	88
Morgan Stanley Capital
5.692% due 04/15/2049	1,000	1,042
Morgan Stanley Mortgage Loan Trust
2.277% due 06/25/2036	35	30
Sequoia Mortgage Trust
2.436% due 01/20/2047	54	37
WaMu Mortgage Pass-Through Certificates
2.665% due 12/25/2036	235	150
4.908% due 01/25/2037	100	71
5.186% due 04/25/2037	65	45
5.239% due 12/25/2036	59	41
5.502% due 05/25/2037	162	118
5.837% due 09/25/2036	109	79

		6,397

U.S. GOVERNMENT AGENCIES 0.3%
Freddie Mac
5.000% due 01/30/2014 - 07/15/2014	2,500	2,805

		2,805

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Notes
0.375% due 08/31/2012 (d)	6,100	6,112

Total United States (Cost $59,380)		59,636

See Accompanying Notes	Semiannual Report	September 30, 2011	57

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGIN ISLANDS (BRITISH) 0.6%

CORPORATE BONDS & NOTES 0.6%
Gerdau Trade, Inc.
5.750% due 01/30/2021	$6,700	$6,415

Total Virgin Islands (British) (Cost $6,641)		6,415

SHORT-TERM INSTRUMENTS 12.7%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/03/2011	$573	573

(Dated 09/30/2011. Collateralized by Freddie Mac 0.780% - 0.900% due 09/08/2014 - 09/12/2014 valued at $585. Repurchase proceeds are $573.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO TREASURY BILLS 1.4%
4.589% due 10/13/2011 - 12/29/2011 (b)	MXN	226,184	$16,150

SINGAPORE TREASURY BILLS 3.5%
0.311% due 11/01/2011	SGD	52,070	39,802

U.S. TREASURY BILLS 2.4%
0.018% due 10/13/2011 - 03/22/2012 (b)(d)		$27,594	27,589

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 5.3%
6,085,719	$60,936

Total Short-Term Instruments (Cost $149,876)	145,050

Total Investments 101.8% (Cost $1,174,406)	$1,164,020

Other Assets and Liabilities (Net) (1.8%)	(20,935)

Net Assets 100.0%	$1,143,085

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $30,413 have been pledged as collateral as of September 30, 2011 for swap and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $1,847 at a weighted average interest rate of -0.478%. On September 30, 2011, there were no open reverse repurchase agreements.
(f)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	12/20/2016	2.017%	$	15,000	$(739)	$(770)	$31
Brazil Government International Bond	BRC	1.000%	06/20/2021	2.319%		37,000	(3,918)	(1,788)	(2,130)
Brazil Government International Bond	BRC	1.000%	09/20/2021	2.328%		8,200	(891)	(356)	(535)
Brazil Government International Bond	CBK	1.000%	06/20/2021	2.319%		20,000	(2,118)	(901)	(1,217)
Brazil Government International Bond	DUB	1.000%	12/20/2016	2.017%		7,000	(345)	(356)	11
Brazil Government International Bond	DUB	1.000%	09/20/2021	2.328%		20,200	(2,195)	(972)	(1,223)
Brazil Government International Bond	FBF	1.000%	09/20/2021	2.328%		10,000	(1,087)	(422)	(665)
Brazil Government International Bond	GST	1.000%	09/20/2021	2.328%		6,750	(734)	(481)	(253)
Brazil Government International Bond	JPM	1.000%	09/20/2021	2.328%		10,000	(1,087)	(442)	(645)
China Government International Bond	CBK	1.000%	06/20/2021	2.324%		11,000	(1,149)	(154)	(995)
China Government International Bond	CBK	1.000%	09/20/2021	2.336%		12,500	(1,341)	(302)	(1,039)
China Government International Bond	DUB	1.000%	12/20/2016	1.987%		5,600	(265)	(174)	(91)
China Government International Bond	DUB	1.000%	09/20/2021	2.336%		38,000	(4,077)	(1,747)	(2,330)
China Government International Bond	GST	1.000%	12/20/2016	1.987%		4,400	(208)	(134)	(74)
China Government International Bond	JPM	1.000%	12/20/2016	1.987%		11,400	(379)	(256)	(123)
China Government International Bond	MYC	1.000%	12/20/2016	1.987%		25,000	(1,183)	(550)	(633)
China Government International Bond	RYL	1.000%	12/20/2016	1.987%		4,000	(190)	(130)	(60)
China Government International Bond	UAG	1.000%	12/20/2016	1.987%		12,500	(591)	(275)	(316)
Colombia Government International Bond	UAG	1.000%	09/20/2015	1.791%		6,500	(193)	(147)	(46)
Gazprom Via Gaz Capital S.A.	FBF	1.580%	06/20/2016	4.027%		5,000	(489)	0	(489)
Gazprom Via Gaz Capital S.A.	GST	1.000%	03/20/2015	3.779%		50,000	(4,446)	(2,678)	(1,768)
Gazprom Via Gaz Capital S.A.	MYC	1.390%	05/20/2016	4.014%		1,700	(175)	0	(175)
Indonesia Government International Bond	BRC	2.320%	12/20/2016	3.018%		2,600	(83)	0	(83)
Indonesia Government International Bond	JPM	1.000%	03/20/2015	2.568%		3,225	(165)	(123)	(42)
Indonesia Government International Bond	MYC	1.000%	03/20/2016	2.852%		35,000	(2,642)	(459)	(2,183)
Indonesia Government International Bond	UAG	1.000%	03/20/2015	2.568%		3,225	(164)	(130)	(34)
Mexico Government International Bond	CBK	1.000%	06/20/2021	2.310%		6,000	(631)	(218)	(413)
Mexico Government International Bond	FBF	1.000%	09/20/2021	2.320%		14,500	(1,565)	(540)	(1,025)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.136%		5,000	(5)	(62)	57
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.310%		4,000	6	0	6

							$(33,049)	$(14,567)	$(18,482)

58	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$	1,200	$67	$149	$(82)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		32,900	1,832	4,145	(2,313)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015		12,700	707	1,581	(874)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		1,300	72	162	(90)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		75,500	4,206	9,488	(5,282)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015		7,300	446	952	(506)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015		9,800	1,822	3,930	(2,108)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015		8,300	507	1,091	(584)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015		9,500	581	1,240	(659)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015		50,000	3,056	6,200	(3,144)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015		50,000	3,057	7,075	(4,018)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016		47,200	2,907	5,945	(3,038)
CDX.EM-15 5-Year Index	CBK	5.000%	06/20/2016		19,000	1,171	2,632	(1,461)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016		15,600	961	2,036	(1,075)

						$21,392	$46,626	$(25,234)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount			Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HUS		BRL	630,000	$2,666	$386	$2,280
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM			65,000	474	0	474
Pay	1-Year BRL-CDI	11.020%	01/02/2012	UAG			58,900	560	0	560
Pay	1-Year BRL-CDI	11.140%	01/02/2012	BOA			11,500	127	16	111
Pay	1-Year BRL-CDI	11.470%	01/02/2012	BRC			50,000	48	0	48
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MYC			300,000	1,585	1,246	339
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BRC			79,600	1,355	4	1,351
Pay	1-Year BRL-CDI	11.700%	01/02/2012	UAG			120,000	2,134	0	2,134
Pay	1-Year BRL-CDI	11.900%	01/02/2012	UAG			55,000	1,122	0	1,122
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS			400,000	174	(358)	532
Pay	1-Year BRL-CDI	10.455%	01/02/2013	MYC			25,000	13	0	13
Pay	1-Year BRL-CDI	11.210%	01/02/2013	BOA			300,000	1,220	0	1,220
Pay	1-Year BRL-CDI	11.210%	01/02/2013	BRC			510,000	2,074	1,144	930
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM			221,700	3,565	227	3,338
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS			16,900	272	69	203
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA			20,000	309	65	244
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RYL			16,900	203	0	203
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC			16,900	206	0	206
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM			12,000	171	26	145
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC			87,000	(44)	0	(44)
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC			308,000	556	1	555
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS			138,000	422	134	288
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC			180,000	2,564	406	2,158
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HUS			58,500	1,200	0	1,200
Receive	3-Month USD-LIBOR	3.000%	06/15/2018	JPM	$		38,000	(3,663)	514	(4,177)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CBK			46,000	(6,387)	1,398	(7,785)
Pay	28-Day MXN TIIE	9.920%	08/12/2015	MYC		MXN	38,000	443	0	443
Pay	28-Day MXN TIIE	8.770%	08/03/2016	CBK			5,700	54	0	54
Pay	28-Day MXN TIIE	8.780%	08/03/2016	BRC			5,700	55	0	55
Pay	28-Day MXN TIIE	8.720%	09/05/2016	CBK			3,000	28	7	21
Pay	28-Day MXN TIIE	5.600%	09/06/2016	BRC			200,000	(115)	(44)	(71)

See Accompanying Notes	Semiannual Report	September 30, 2011	59

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	HUS	MXN	475,000	$(256)	$85	$(341)
Pay	28-Day MXN TIIE	8.865%	09/12/2016	GLM		45,000	443	0	443
Pay	28-Day MXN TIIE	8.850%	09/21/2016	JPM		80,000	780	0	780
Pay	28-Day MXN TIIE	8.900%	09/22/2016	CBK		52,250	530	0	530
Pay	28-Day MXN TIIE	6.650%	06/02/2021	BRC		225,000	(171)	286	(457)

							$14,717	$5,612	$9,105

(g)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	19,834	11/2011	BRC	$1,280	$0	$1,280
Sell		1,449	11/2011	CBK	130	0	130
Sell		184,355	11/2011	HUS	12,165	0	12,165
Sell		86,454	11/2011	UAG	1,180	0	1,180
Buy	CNY	62,342	11/2011	BRC	51	0	51
Sell		23,935	11/2011	BRC	0	(44)	(44)
Buy		3,398	11/2011	HUS	2	0	2
Buy		3,337	11/2011	JPM	3	0	3
Sell		32,515	11/2011	RYL	0	(86)	(86)
Buy		317,585	02/2012	BRC	63	(94)	(31)
Sell		34,191	02/2012	BRC	23	(13)	10
Buy		126,400	02/2012	CBK	138	0	138
Buy		46,955	02/2012	DUB	35	0	35
Buy		263,700	02/2012	HUS	118	(32)	86
Sell		40,092	02/2012	HUS	38	0	38
Buy		38,568	02/2012	JPM	24	0	24
Buy		50,568	06/2012	JPM	0	(17)	(17)
Buy		56,806	02/2013	CBK	0	(108)	(108)
Buy		76,758	02/2013	JPM	0	(158)	(158)
Buy		77,694	02/2013	RYL	0	(148)	(148)
Buy	EUR	5,020	11/2011	RYL	0	(456)	(456)
Sell	GBP	466	12/2011	CBK	20	0	20
Buy	HKD	1,266	11/2011	CBK	0	0	0
Buy	IDR	68,931,000	10/2011	BRC	65	0	65
Sell		127,182,750	10/2011	BRC	2	(325)	(323)
Buy		19,164,000	10/2011	CBK	6	0	6
Buy		58,714,000	10/2011	DUB	28	0	28
Sell		10,768,750	10/2011	DUB	84	0	84
Sell		179,298,000	10/2011	HUS	583	0	583
Buy		119,975,675	10/2011	RYL	58	(26)	32
Buy		22,097,000	01/2012	CBK	0	(120)	(120)
Buy		197,767,800	07/2012	HUS	0	(1,493)	(1,493)
Buy	INR	114,374	11/2011	BRC	0	(188)	(188)
Sell		1,027,011	11/2011	BRC	559	(45)	514
Buy		1,792,275	11/2011	CBK	0	(3,958)	(3,958)
Buy	KRW	3,234,600	11/2011	BRC	0	(291)	(291)
Sell		7,595,875	11/2011	BRC	409	0	409
Buy		13,831,317	11/2011	CBK	0	(1,057)	(1,057)
Buy		13,000,000	11/2011	GST	0	(1,013)	(1,013)
Sell		16,585,100	11/2011	HUS	445	(184)	261
Buy		20,000,000	11/2011	JPM	0	(1,534)	(1,534)
Sell		62,107,200	11/2011	MSC	2,088	0	2,088
Buy		68,186,250	02/2012	UAG	0	(6,947)	(6,947)
Sell	MXN	108,800	11/2011	BPS	1,051	0	1,051
Buy		139,513	11/2011	BRC	0	(1,584)	(1,584)
Sell		287,652	11/2011	BRC	3,010	0	3,010
Sell		421,273	11/2011	CBK	2,156	0	2,156
Buy		101,540	11/2011	DUB	0	(1,248)	(1,248)
Buy		694,649	11/2011	HUS	0	(6,805)	(6,805)
Sell		420,507	11/2011	HUS	1,532	(31)	1,501
Buy		46,187	11/2011	JPM	0	(384)	(384)
Sell		21,641	11/2011	JPM	265	0	265

60	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MXN	3,562	11/2011	MSC	$0	$(42)	$(42)
Sell		225,638	11/2011	MSC	2,401	0	2,401
Sell		334,762	11/2011	UAG	475	0	475
Sell	MYR	13,944	11/2011	BRC	131	0	131
Sell		19,329	11/2011	HUS	199	0	199
Buy		66,357	04/2012	UAG	0	(1,385)	(1,385)
Sell	PEN	4,176	02/2012	DUB	20	0	20
Buy	PHP	86,900	11/2011	HUS	0	(23)	(23)
Sell		623,722	03/2012	BRC	22	(10)	12
Buy		1,392,475	03/2012	CBK	0	(475)	(475)
Sell		1,294,533	03/2012	HUS	253	(67)	186
Buy		1,118,000	03/2012	JPM	0	(350)	(350)
Sell		94,204	03/2012	JPM	65	0	65
Buy	PLN	786	11/2011	JPM	0	(45)	(45)
Sell	RUB	664	03/2012	CBK	2	0	2
Buy	SGD	11,955	12/2011	CBK	0	(683)	(683)
Buy		2,405	12/2011	DUB	0	(161)	(161)
Sell		50,012	12/2011	HUS	1,158	0	1,158
Buy		2,500	12/2011	RYL	0	(157)	(157)
Buy		2,500	12/2011	UAG	0	(153)	(153)
Buy	TRY	52,951	10/2011	CBK	0	(3,686)	(3,686)
Sell		19,850	10/2011	DUB	358	0	358
Sell		21,698	10/2011	HUS	118	0	118
Buy		110	10/2011	JPM	0	(9)	(9)
Sell		11,513	10/2011	JPM	38	0	38
Buy		11,513	01/2012	JPM	0	(40)	(40)
Buy	TWD	70,800	01/2012	BRC	0	(156)	(156)
Buy		40,000	01/2012	GST	0	(86)	(86)
Buy		40,000	01/2012	HUS	0	(85)	(85)
Sell		103,950	01/2012	HUS	99	0	99
Buy		40,000	01/2012	JPM	0	(84)	(84)
Sell	ZAR	13,400	10/2011	BRC	196	0	196
Sell		24,894	10/2011	CBK	0	(72)	(72)
Sell		126,361	10/2011	DUB	1,006	0	1,006
Buy		244,481	10/2011	HUS	0	(4,574)	(4,574)
Sell		25,430	10/2011	HUS	62	0	62

					$34,214	$(40,732)	$(6,518)

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Bermuda
Corporate Bonds & Notes	$0	$18,059	$0	$18,059
Brazil
Corporate Bonds & Notes	0	82,058	0	82,058
Sovereign Issues	0	275,801	0	275,801
Cayman Islands
Corporate Bonds & Notes	0	4,645	0	4,645
Chile
Corporate Bonds & Notes	0	24,595	0	24,595
Colombia
Sovereign Issues	0	4,954	0	4,954
El Salvador
Corporate Bonds & Notes	0	3,694	0	3,694
Hong Kong
Corporate Bonds & Notes	0	7,525	0	7,525
India
Corporate Bonds & Notes	0	17,109	0	17,109
Indonesia
Corporate Bonds & Notes	0	7,920	0	7,920
Sovereign Issues	0	5,096	0	5,096

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Ireland
Corporate Bonds & Notes	$0	$4,293	$0	$4,293
Kazakhstan
Corporate Bonds & Notes	0	2,965	0	2,965
Malaysia
Sovereign Issues	0	41	0	41
Mexico
Corporate Bonds & Notes	0	67,355	0	67,355
Sovereign Issues	0	141,494	0	141,494
Netherlands
Corporate Bonds & Notes	0	7,416	0	7,416
Panama
Sovereign Issues	0	7,012	0	7,012
Peru
Corporate Bonds & Notes	0	2,059	0	2,059
Sovereign Issues	0	1,601	0	1,601
Poland
Sovereign Issues	0	4,185	0	4,185
Qatar
Corporate Bonds & Notes	0	16,806	0	16,806
Sovereign Issues	0	44,724	0	44,724

See Accompanying Notes	Semiannual Report	September 30, 2011	61

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Russia
Corporate Bonds & Notes	$0	$81,518	$0	$81,518
Sovereign Issues	0	38,965	0	38,965
Singapore
Corporate Bonds & Notes	0	24,794	0	24,794
Sovereign Issues	0	58	0	58
South Korea
Corporate Bonds & Notes	0	8,338	0	8,338
Sovereign Issues	0	32,316	0	32,316
Switzerland
Corporate Bonds & Notes	0	2,006	0	2,006
Tunisia
Sovereign Issues	0	8,760	0	8,760
United Arab Emirates
Corporate Bonds & Notes	0	4,757	0	4,757
United States
Asset-Backed Securities	0	469	0	469
Corporate Bonds & Notes	0	43,853	0	43,853
Mortgage-Backed Securities	0	6,397	0	6,397
U.S. Government Agencies	0	2,805	0	2,805
U.S. Treasury Obligations	0	6,112	0	6,112
Virgin Islands (British)
Corporate Bonds & Notes	0	6,415	0	6,415

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Short-Term Instruments
Repurchase Agreements	$0	$573	$0	$573
Mexico Treasury Bills	0	16,150	0	16,150
Singapore Treasury Bills	0	39,802	0	39,802
U.S. Treasury Bills	0	27,589	0	27,589
PIMCO Short-Term Floating NAV Portfolio	60,936	0	0	60,936
	$60,936	$1,103,084	$0	$1,164,020

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	105	0	105
Foreign Exchange Contracts	0	34,214	0	34,214
Interest Rate Contracts	0	21,980	0	21,980
	$0	$56,299	$0	$56,299

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(43,821)	0	(43,821)
Foreign Exchange Contracts	0	(40,732)	0	(40,732)
Interest Rate Contracts	0	(12,875)	0	(12,875)
	$0	$(97,428)	$0	$(97,428)

Totals	$60,936	$1,061,955	$0	$1,122,891

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(i)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$34,214	$0	$34,214
Unrealized appreciation on OTC swap agreements	0	105	0	0	21,980	22,085

	$0	$105	$0	$34,214	$21,980	$56,299

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$0	$0	$40,732	$0	$40,732
Unrealized depreciation on OTC swap agreements	0	43,821	0	0	12,875	56,696

	$0	$43,821	$0	$40,732	$12,875	$97,428

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$0	$9,578	$0	$0	$(1,661)	$7,917
Net realized gain on foreign currency transactions	0	0	0	14,776	0	14,776

	$0	$9,578	$0	$14,776	$(1,661)	$22,693

62	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$0	$(46,623)	$0	$0	$8,781	$(37,842)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(19,883)	0	(19,883)

	$0	$(46,623)	$0	$(19,883)	$8,781	$(57,725)

(1)	See note 5 in the Notes to Financial Statements for additional information.

(j)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$2,102	$(2,020)	$82
BPS	1,051	(820)	231
BRC	6,028	(6,650)	(622)
CBK	(17,043)	15,369	(1,674)
DUB	(3,966)	780	(3,186)
FBF	(2,434)	1,803	(631)
GLM	4,008	(4,230)	(222)
GST	(6,415)	5,859	(556)
HUS	12,743	(11,030)	1,713
JPM	(6,095)	5,263	(832)
MSC	4,447	(3,840)	607
MYC	3,617	(5,740)	(2,123)
RBC	206	0	206
RYL	(802)	270	(532)
UAG	(905)	1,070	165

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Semiannual Report	September 30, 2011	63

Schedule of Investments PIMCO FX Strategy Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Notes
0.375% due 10/31/2012	$200	$201

Total U.S. Treasury Obligations (Cost $199)		201

SHORT-TERM INSTRUMENTS 102.7%

REPURCHASE AGREEMENTS 1.1%
Barclays Capital, Inc.
0.070% due 10/03/2011	100	100
(Dated 09/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2027 valued at $103. Repurchase proceeds are $100.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Street Bank and Trust Co.
0.010% due 10/03/2011	$285	$285
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $292. Repurchase proceeds are $285.)

		385

U.S. TREASURY BILLS 11.3%
0.014% due 02/02/2012 - 03/22/2012 (a)(c)	3,900	3,899

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 90.3%
3,107,563	$31,116

Total Short-Term Instruments (Cost $35,408)	35,400

PURCHASED OPTIONS (d) 3.2%
(Cost $1,086)	1,101

Total Investments 106.5% (Cost $36,693)	$36,702

Written Options (e) (3.5%) (Premiums $1,159)	(1,200)

Other Assets and Liabilities (Net) (3.0%)	(1,037)

Net Assets 100.0%	$34,465

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Portfolio.
(c)	Securities with an aggregate market value of $730 have been pledged as collateral as of September 30, 2011 for swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(d)	Purchased options outstanding on September 30, 2011:

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC EUR versus USD	BRC	$	1.408	10/25/2011	EUR	32,900	$291	$99
Call - OTC GBP versus USD	DUB		1.602	10/25/2011	GBP	11,400	129	47
Call - OTC NZD versus USD	CBK		0.843	10/25/2011	NZD	16,400	85	18
Call - OTC USD versus CAD	CBK	CAD	1.025	10/25/2011	$	9,000	50	230
Put - OTC USD versus CHF	CBK	CHF	0.864	10/25/2011		13,500	106	53
Call - OTC USD versus JPY	BRC	JPY	78.120	10/25/2011		22,500	116	139
Call - OTC USD versus NOK	DUB	NOK	5.937	10/25/2011		36,000	309	515

							$1,086	$1,101

(e)	Written options outstanding on September 30, 2011:

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	BRC	$	1.318	10/25/2011	EUR	32,900	$362	$(439)
Put - OTC GBP versus USD	DUB		1.528	10/25/2011	GBP	11,400	147	(77)
Put - OTC NZD versus USD	CBK		0.786	10/25/2011	NZD	16,400	120	(491)
Put - OTC USD versus CAD	CBK	CAD	0.979	10/25/2011	$	9,000	41	0
Call - OTC USD versus CHF	CBK	CHF	0.930	10/25/2011		13,500	107	(107)
Put - OTC USD versus JPY	BRC	JPY	74.470	10/25/2011		22,500	121	(47)
Put - OTC USD versus NOK	DUB	NOK	5.508	10/25/2011		36,000	261	(39)

							$1,159	$(1,200)

Transactions in written call and put options for the period ended September 30, 2011:

	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Notional Amount in NZD	Premium
Balance at 03/31/2011	$14,400		AUD6,100		EUR 4,939		GBP 0	NZD 0	$131
Sales	269,300		93,500		80,000		11,400	48,200	3,197
Closing Buys	0		0		0		0	0	0
Expirations	(135,661)		(99,600)		(52,039)		0	(31,800)	(1,682)
Exercised	(67,039)		0		0		0	0	(487)

Balance at 09/30/2011	$81,000	AUD	0	EUR	32,900	GBP	11,400	NZD 16,400	$1,159

64	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

(f)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	4,496	10/2011	CBK	$0	$(212)	$(212)
Buy		4,496	10/2011	UAG	0	(212)	(212)
Sell	CHF	6,026	10/2011	CBK	99	0	99
Sell		6,026	10/2011	UAG	98	0	98
Buy	CNY	67,431	06/2012	BRC	0	(188)	(188)
Sell		11,571	06/2012	HUS	0	(4)	(4)
Sell	EUR	24,675	10/2011	BRC	626	0	626
Sell		8,225	10/2011	RYL	209	0	209
Sell	GBP	11,400	10/2011	DUB	85	0	85
Buy	JPY	858,105	10/2011	BRC	0	(121)	(121)
Buy		858,094	10/2011	UAG	0	(121)	(121)
Buy	NOK	55,174	10/2011	BRC	0	(312)	(312)
Buy		102,477	10/2011	DUB	0	(562)	(562)
Buy		47,306	10/2011	UAG	0	(250)	(250)
Sell	NZD	8,200	10/2011	CBK	463	0	463
Sell		8,200	10/2011	UAG	463	0	463
Sell	SGD	12,870	12/2011	BRC	66	0	66
Buy		12,870	12/2011	FBL	0	(484)	(484)

					$2,109	$(2,466)	$(357)

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
U.S. Treasury Obligations	$0	$201	$0	$201
Short-Term Instruments
Repurchase Agreements	0	385	0	385
U.S. Treasury Bills	0	3,899	0	3,899
PIMCO Short-Term Floating NAV Portfolio	31,116	0	0	31,116
Purchased Options
Foreign Exchange Contracts	0	1,101	0	1,101
	$31,116	$5,586	$0	$36,702

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Financial Derivative Instruments (7) - Assets
Foreign Exchange Contracts	$0	$2,109	$0	$2,109

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	$0	$(3,666)	$0	$(3,666)

Totals	$31,116	$4,029	$0	$35,145

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(h)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$1,101	$0	$1,101
Unrealized appreciation on foreign currency contracts	0	0	0	2,109	0	2,109

	$0	$0	$0	$3,210	$0	$3,210

Liabilities:
Written options outstanding	$0	$0	$0	$1,200	$0	$1,200
Unrealized depreciation on foreign currency contracts	0	0	0	2,466	0	2,466

	$0	$0	$0	$3,666	$0	$3,666

See Accompanying Notes	Semiannual Report	September 30, 2011	65

Schedule of Investments PIMCO FX Strategy Portfolio (Cont.)

September 30, 2011 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(1,664)	$0	$(1,664)
Net realized gain on futures contracts, written options and swaps	0	0	0	1,667	0	1,667
Net realized (loss) on foreign currency transactions	0	0	0	(3,516)	0	(3,516)

	$0	$0	$0	$(3,513)	$0	$(3,513)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$59	$0	$59
Net change in unrealized (depreciation) on futures contracts, written options and swaps	0	0	0	(29)	0	(29)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(708)	0	(708)

	$0	$0	$0	$(678)	$0	$(678)

(1)	See note 5 in the Notes to Financial Statements for additional information.

(i)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BRC	$(177)	$270	$93
CBK	53	0	53
DUB	(31)	(260)	(291)
FBL	(484)	460	(24)
HUS	(4)	0	(4)
MSC	0	(420)	(420)
RYL	209	0	209
UAG	(22)	0	(22)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

66	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO High Yield Portfolio

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 14.2%
Chrysler Group LLC
6.000% due 05/24/2017	$5,736	$5,050
Delos Aircraft, Inc
7.000% due 03/17/2016	3,900	3,910
First Data Corp.
2.985% due 09/24/2014	1,321	1,160
HCA, Inc.
2.619% due 11/18/2013	4,000	3,889
2.869% due 05/02/2016	7,406	6,920
3.619% due 03/31/2017	1,000	945
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018	1,995	1,926
iStar Financial, Inc.
5.000% due 06/28/2013	7,142	6,940
Neiman Marcus, Inc.
4.750% due 05/16/2018	2,750	2,556
NewsDay LLC
10.500% due 08/01/2013	2,500	2,588
NRG Energy, Inc.
4.000% due 07/01/2018	2,992	2,927
Nuveen Investments, Inc.
3.253% - 3.369% due 11/13/2014	1,352	1,247
NXP BV
4.500% due 03/04/2017	4,975	4,683
Quinteles Transnational Corp.
5.000% due 06/08/2018	4,489	4,246
Reynolds Group Holdings
6.500% due 08/09/2018	5,800	5,628
Sealed Air Corp.
4.7500% due 09/23/2018	2,600	2,607
Springleaf Finance Corp.
5.500% due 05/10/2017	20,850	18,322
Tomkins LLC
4.250% due 09/29/2016	2,253	2,216
Vodafone Finance, Inc.
6.250% due 07/24/2016	5,000	5,025
6.875% due 08/11/2015	2,141	2,151
Walter Investment Management Corp.
7.750% due 06/17/2016	1,500	1,461
12.500% due 12/16/2016	1,600	1,548
Warner Chilcott Corp.
4.250% due 03/15/2018	1,990	1,940

Total Bank Loan Obligations (Cost $93,605)		89,885

CORPORATE BONDS & NOTES 110.8%

BANKING & FINANCE 29.4%
AGFC Capital Trust I
6.000% due 01/15/2067	22,500	10,238
Ally Financial, Inc.
0.000% due 12/01/2012	1,700	1,547
3.478% due 02/11/2014 (i)	4,130	3,798
6.250% due 01/15/2019	761	659
6.500% due 03/15/2016	379	344
6.500% due 11/15/2018	578	509
6.750% due 12/01/2014	5,000	4,806
7.000% due 07/15/2012	3,000	3,012
7.000% due 11/15/2024	265	225
7.250% due 09/15/2017	2,800	2,533
8.000% due 11/01/2031	950	870
Amsouth Bank
4.850% due 04/01/2013	3,000	2,933

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Barclays Bank PLC
14.000% due 11/29/2049	GBP	300	$494
Boats Investments BV
11.000% due 03/31/2017 (b)	EUR	4,627	3,785
BPCE S.A.
9.000% due 03/29/2049		100	106
Checkout Holding Corp.
0.000% due 11/15/2015		$375	206
CIT Group, Inc.
7.000% due 05/01/2014		861	880
7.000% due 05/01/2015 (i)		6,294	6,255
7.000% due 05/04/2015		200	199
7.000% due 05/01/2016 (i)		18,591	18,056
7.000% due 05/01/2017		687	667
Columbus International, Inc.
11.500% due 11/20/2014		9,750	9,652
FCE Bank PLC
9.375% due 01/17/2014	EUR	3,000	4,255
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		$1,000	1,053
7.250% due 10/25/2011		100	100
7.800% due 06/01/2012		1,350	1,384
8.700% due 10/01/2014		1,200	1,300
Genworth Financial, Inc.
8.625% due 12/15/2016 (i)		2,000	1,976
GMAC International Finance BV
7.500% due 04/21/2015	EUR	5,000	6,113
HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	1,350	1,200
HBOS PLC
6.750% due 05/21/2018		$220	188
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018		653	391
International Lease Finance Corp.
6.500% due 09/01/2014 (i)		1,275	1,281
6.750% due 09/01/2016 (i)		1,275	1,285
7.125% due 09/01/2018		1,275	1,286
LBG Capital No.1 PLC
6.439% due 05/23/2020	EUR	1,000	904
7.375% due 03/12/2020		50	48
7.875% due 11/01/2020		$250	184
LBG Capital No.2 PLC
6.385% due 05/12/2020	EUR	2,000	1,782
7.625% due 12/09/2019	GBP	538	617
15.000% due 12/21/2019	EUR	1,100	1,540
Lehman Brothers Holdings, Inc.
0.000% due 01/12/2012 (a)		$1,700	402
6.625% due 01/18/2012 (a)		5,075	1,224
6.750% due 12/28/2017 (a)		4,725	7
7.500% due 05/11/2038 (a)		775	1
Marina District Finance Co., Inc.
9.500% due 10/15/2015 (i)		8,725	7,918
9.875% due 08/15/2018 (i)		1,775	1,491
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018		4,000	3,920
PMI Group, Inc.
6.625% due 09/15/2036		1,000	365
Provident Funding Associates LP
10.125% due 02/15/2019		11,775	10,244
10.250% due 04/15/2017 (i)		9,000	8,820
Radian Group, Inc.
5.625% due 02/15/2013		3,000	2,280
Regions Bank
7.500% due 05/15/2018 (i)		4,850	4,844
Regions Financial Corp.
7.375% due 12/10/2037 (i)		5,275	4,378

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Santander UK PLC
7.950% due 10/26/2029		$2,000	$1,813
SLM Corp.
0.553% due 01/27/2014		500	459
5.125% due 08/27/2012 (i)		1,650	1,650
5.375% due 05/15/2014		1,000	985
5.625% due 08/01/2033 (i)		3,500	2,801
6.250% due 01/25/2016 (i)		3,150	3,096
8.450% due 06/15/2018 (i)		3,000	3,128
Societe Generale S.A.
8.875% due 06/29/2049	GBP	750	956
Springleaf Finance Corp.
4.875% due 07/15/2012		$7,800	7,312
5.375% due 10/01/2012		2,400	2,214
5.400% due 12/01/2015		2,450	1,801
5.900% due 09/15/2012 (i)		10,300	9,515
6.900% due 12/15/2017		200	145
Stone Street Trust
5.902% due 12/15/2015		1,000	1,037
Towergate Finance PLC
8.500% due 02/15/2018	GBP	1,400	1,867
10.500% due 02/15/2019		300	381
Wind Acquisition Finance S.A.
11.750% due 07/15/2017		$3,600	3,078

			186,793

INDUSTRIALS 71.4%
Aguila S.A.
7.875% due 01/31/2018		875	801
Alere, Inc.
8.625% due 10/01/2018		2,150	1,957
Alliance One International, Inc.
10.000% due 07/15/2016 (i)		10,300	8,549
American Airlines Pass-Through Trust
7.000% due 01/31/2018		1,590	1,303
American Renal Holdings Co., Inc.
8.375% due 05/15/2018		1,900	1,919
Antero Resources Finance Corp.
7.250% due 08/01/2019		600	573
Arch Western Finance LLC
6.750% due 07/01/2013		5,581	5,595
ARD Finance S.A.
11.125% due 06/01/2018 (b)		400	309
Associated Materials LLC
9.125% due 11/01/2017 (i)		1,100	897
Avaya, Inc.
7.000% due 04/01/2019		2,050	1,753
Aviation Capital Group Corp.
7.125% due 10/15/2020 (i)		9,225	9,158
AWAS Aviation Capital Ltd.
7.000% due 10/15/2016 (i)		16,146	15,904
Basell Finance Co. BV
8.100% due 03/15/2027		2,000	2,190
Basic Energy Services, Inc.
7.750% due 02/15/2019		450	430
Berry Plastics Corp.
4.999% due 02/15/2015 (i)		7,175	6,673
9.500% due 05/15/2018		2,300	1,967
9.750% due 01/15/2021		3,425	2,928
Beverage Packaging Holdings Luxembourg II S.A.
8.000% due 12/15/2016	EUR	75	78
Biomet, Inc.
10.375% due 10/15/2017 (b)		$3,350	3,451
11.625% due 10/15/2017		1,850	1,929

See Accompanying Notes	Semiannual Report	September 30, 2011	67

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cablevision Systems Corp.
8.000% due 04/15/2020		$125	$128
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018		5,312	3,187
11.250% due 06/01/2017		2,000	2,028
Calumet Specialty Products Partners LP
9.375% due 05/01/2019		1,350	1,262
CCO Holdings LLC
6.500% due 04/30/2021		1,875	1,781
7.875% due 04/30/2018		550	562
CEDC Finance Corp. International, Inc.
8.875% due 12/01/2016	EUR	1,000	1,005
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		$5,425	3,730
Chart Industries, Inc.
9.125% due 10/15/2015		2,100	2,164
Chemtura Corp.
7.875% due 09/01/2018		725	714
Cie Generale de Geophysique-Veritas
9.500% due 05/15/2016		1,125	1,159
Citgo Petroleum Corp.
11.500% due 07/01/2017		1,625	1,844
CityCenter Holdings LLC
7.625% due 01/15/2016		500	473
10.750% due 01/15/2017 (b)(i)		1,161	1,031
Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		1,500	1,539
CMA CGM S.A.
8.500% due 04/15/2017		1,500	615
8.875% due 04/15/2019	EUR	2,500	1,373
Coffeyville Resources LLC
9.000% due 04/01/2015 (i)		$5,858	6,180
10.875% due 04/01/2017 (i)		13,825	15,484
CommScope, Inc.
8.250% due 01/15/2019		625	613
Community Health Systems, Inc.
8.875% due 07/15/2015		2,500	2,462
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	4,000	4,997
7.500% due 09/15/2017		2,500	3,169
Continental Airlines, Inc.
6.750% due 09/15/2015		$3,350	3,233
Cooper-Standard Automotive, Inc.
8.500% due 05/01/2018		2,300	2,358
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020		2,500	2,250
CPI International, Inc.
8.000% due 02/15/2018		350	317
CSC Holdings LLC
8.500% due 06/15/2015		1,450	1,533
Delhaize Group S.A.
5.700% due 10/01/2040 (i)		764	797
Delta Air Lines Pass-Through Trust
7.779% due 01/02/2012		18	18
Dex One Corp.
12.000% due 01/29/2017 (b)		19	4
Digicel Ltd.
8.250% due 09/01/2017		750	712
DJO Finance LLC
9.750% due 10/15/2017		3,300	2,772
10.875% due 11/15/2014		1,000	1,000
EH Holding Corp.
6.500% due 06/15/2019		300	290
El Paso Corp.
7.250% due 06/01/2018		300	337

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
El Paso Natural Gas Co.
8.375% due 06/15/2032		$175	$231
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		250	277
Eldorado Resorts LLC
8.625% due 06/15/2019		825	707
Energy Partners Ltd.
8.250% due 02/15/2018		3,150	2,914
Energy Transfer Equity LP
7.500% due 10/15/2020		3,500	3,614
Enterprise Products Operating LLC
7.034% due 01/15/2068		1,160	1,177
8.375% due 08/01/2066		4,405	4,569
Equinix, Inc.
8.125% due 03/01/2018		1,150	1,216
Euramax International, Inc.
9.500% due 04/01/2016		3,000	2,408
Exide Technologies
8.625% due 02/01/2018		750	701
FGI Holding Co., Inc.
11.250% due 10/01/2015 (b)(i)		8,127	7,964
FGI Operating Co., Inc.
10.250% due 08/01/2015		1,966	2,054
First Data Corp.
8.250% due 01/15/2021		278	221
9.875% due 09/24/2015		63	53
12.625% due 01/15/2021		278	207
Florida East Coast Railway Corp.
8.125% due 02/01/2017		650	634
Ford Motor Co.
9.215% due 09/15/2021 (i)		800	917
GeoEye, Inc.
8.625% due 10/01/2016		200	203
9.625% due 10/01/2015		1,400	1,533
Georgia-Pacific LLC
7.250% due 06/01/2028		750	839
7.700% due 06/15/2015		1,250	1,435
8.000% due 01/15/2024 (i)		5,950	7,010
Giant Funding Corp.
8.250% due 02/01/2018		875	879
Global Geophysical Services, Inc.
10.500% due 05/01/2017 (i)		14,050	13,699
Graham Packaging Co. LP
8.250% due 01/01/2017		2,750	2,781
9.875% due 10/15/2014		1,750	1,774
Graphic Packaging International, Inc.
7.875% due 10/01/2018		375	386
Griffon Corp.
7.125% due 04/01/2018		775	688
Hapag-Lloyd AG
9.750% due 10/15/2017		8,925	6,203
HCA, Inc.
6.250% due 02/15/2013		1,488	1,516
6.500% due 02/15/2020		3,525	3,455
6.750% due 07/15/2013		1,964	2,003
7.250% due 09/15/2020		650	660
8.500% due 04/15/2019 (i)		5,275	5,618
9.875% due 02/15/2017		98	106
Headwaters, Inc.
7.625% due 04/01/2019		1,400	1,078
IASIS Healthcare LLC
8.375% due 05/15/2019		2,150	1,752
Ineos Group Holdings Ltd.
7.875% due 02/15/2016	EUR	3,500	3,235
8.500% due 02/15/2016 (i)		$7,050	5,252

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Insight Communications Co., Inc.
9.375% due 07/15/2018		$850	$956
Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016		2,600	2,642
Interactive Data Corp.
10.250% due 08/01/2018		275	297
Intergen NV
9.000% due 06/30/2017		4,030	4,121
International Automotive Components Group SL
9.125% due 06/01/2018		2,750	2,585
IVD Acquisition Corp.
11.125% due 08/15/2019		900	880
Jaguar Land Rover PLC
7.750% due 05/15/2018		250	224
8.125% due 05/15/2021		250	221
Laredo Petroleum, Inc.
9.500% due 02/15/2019		4,025	4,246
Level 3 Escrow, Inc.
8.125% due 07/01/2019		1,500	1,329
Lyondell Chemical Co.
8.000% due 11/01/2017		2,074	2,245
McClatchy Co.
11.500% due 02/15/2017 (i)		14,000	12,215
MGM Resorts International
6.625% due 07/15/2015 (i)		1,500	1,279
6.875% due 04/01/2016		300	257
7.500% due 06/01/2016		250	218
10.375% due 05/15/2014		25	27
11.125% due 11/15/2017		500	551
13.000% due 11/15/2013		1,550	1,775
Mylan, Inc.
7.625% due 07/15/2017		475	496
7.875% due 07/15/2020		700	735
Navios Maritime Acquisition Corp.
8.625% due 11/01/2017 (i)		15,900	13,316
NFR Energy LLC
9.750% due 02/15/2017		2,900	2,566
Novasep Holding SAS
9.625% due 12/15/2016 (a)	EUR	15,800	9,843
9.750% due 12/15/2016 (a)		$3,800	1,843
Novelis, Inc.
8.375% due 12/15/2017		1,900	1,891
8.750% due 12/15/2020		400	394
OGX Petroleo e Gas Participacoes S.A.
8.500% due 06/01/2018		4,750	4,299
OI European Group BV
6.875% due 03/31/2017	EUR	300	382
Ono Finance II PLC
10.875% due 07/15/2019		$3,000	2,115
OPTI Canada, Inc.
7.875% due 12/15/2014 (a)		23,050	14,637
8.250% due 12/15/2014 (a)		12,210	7,753
9.000% due 12/15/2012 (a)(i)		30,800	31,416
9.750% due 08/15/2013 (a)		4,400	4,488
Packaging Dynamics Corp.
8.750% due 02/01/2016		625	616
Palace Entertainment Holdings LLC
8.875% due 04/15/2017		725	667
Patheon, Inc.
8.625% due 04/15/2017		1,150	983
PHH Corp.
7.125% due 03/01/2013 (i)		10,035	10,085
9.250% due 03/01/2016 (i)		4,925	5,085
Pilgrim’ Pride Corp.
7.875% due 12/15/2018 (i)		3,125	2,398

68	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ply Gem Industries, Inc.
8.250% due 02/15/2018 (i)		$600	$492
Quality Distribution LLC
9.875% due 11/01/2018 (i)		4,000	3,880
Quebecor Media, Inc.
7.750% due 03/15/2016		2,125	2,130
Quicksilver Resources, Inc.
11.750% due 01/01/2016 (i)		1,875	2,034
Radnet Management, Inc.
10.375% due 04/01/2018		3,000	2,790
Rain CII Carbon LLC
8.000% due 12/01/2018		725	729
Regal Entertainment Group
9.125% due 08/15/2018		800	796
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		450	407
7.125% due 04/15/2019 (i)		775	725
7.875% due 08/15/2019		1,200	1,164
8.250% due 02/15/2021		2,375	1,888
9.000% due 05/15/2018		1,000	850
9.000% due 04/15/2019		600	513
Roadhouse Financing, Inc.
10.750% due 10/15/2017 (i)		9,515	8,873
Rockies Express Pipeline LLC
6.875% due 04/15/2040		2,000	1,857
Roofing Supply Group LLC
8.625% due 12/01/2017		425	403
Santos Finance Ltd.
8.250% due 09/22/2070	EUR	3,000	3,537
Seminole Indian Tribe of Florida
7.750% due 10/01/2017		$250	253
Seneca Gaming Corp.
8.250% due 12/01/2018		2,825	2,733
Seven Seas Cruises S de RL LLC
9.125% due 05/15/2019		250	249
Sino-Forest Corp.
10.250% due 07/28/2014		982	255
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		200	193
Syniverse Holdings, Inc.
9.125% due 01/15/2019		225	222
Tenet Healthcare Corp.
8.875% due 07/01/2019		2,000	2,125
Tennessee Gas Pipeline Co.
8.375% due 06/15/2032		375	496
Thermon Industries, Inc.
9.500% due 05/01/2017		68	71
Tomkins LLC
9.000% due 10/01/2018		720	742
Tutor Perini Corp.
7.625% due 11/01/2018		800	688
UCI International, Inc.
8.625% due 02/15/2019		400	372
Unit Corp.
6.625% due 05/15/2021		400	400
Univision Communications, Inc.
6.875% due 05/15/2019		2,475	2,215
UPC Holding BV
9.875% due 04/15/2018		2,000	2,010
UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	750	939
Valeant Pharmaceuticals International
6.500% due 07/15/2016 (i)		$11,450	10,706
6.875% due 12/01/2018		2,400	2,184

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Vertellus Specialties, Inc.
9.375% due 10/01/2015		$925	$812
West Corp.
8.625% due 10/01/2018		325	318
Windstream Corp.
7.750% due 10/15/2020		700	686
8.625% due 08/01/2016		103	107
WMG Acquisition Corp.
9.500% due 06/15/2016		3,950	4,019
Ziggo Finance BV
6.125% due 11/15/2017	EUR	1,200	1,563

			452,956

UTILITIES 10.0%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020 (i)		$12,900	12,900
AES Corp.
7.375% due 07/01/2021 (i)		950	902
7.750% due 03/01/2014		125	128
8.000% due 06/01/2020		700	703
AES Ironwood LLC
8.857% due 11/30/2025		4,559	4,685
AES Red Oak LLC
8.540% due 11/30/2019		552	569
9.200% due 11/30/2029		2,100	2,173
Calpine Construction Finance Co. LP
8.000% due 06/01/2016		2,000	2,060
Calpine Corp.
7.500% due 02/15/2021		1,525	1,464
Cricket Communications, Inc.
10.000% due 07/15/2015		200	200
Energy Future Holdings Corp.
9.750% due 10/15/2019		500	495
10.000% due 01/15/2020		4,500	4,387
Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019		3,444	3,413
Frontier Communications Corp.
7.450% due 07/01/2035		325	258
9.000% due 08/15/2031		1,800	1,544
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		1,200	1,239
Midwest Generation LLC
8.560% due 01/02/2016		1,017	1,002
NRG Energy, Inc.
7.375% due 01/15/2017		2,000	2,072
NSG Holdings LLC
7.750% due 12/15/2025		4,450	4,339
Qwest Communications International, Inc.
7.500% due 02/15/2014		950	952
Sprint Capital Corp.
8.750% due 03/15/2032 (i)		3,850	3,364
Telesat LLC
11.000% due 11/01/2015		2,800	3,010
Tenaska Alabama Partners LP
7.000% due 06/30/2021		1,804	1,876
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018		300	314
Tokyo Electric Power Co., Inc.
2.750% due 02/14/2012	CHF	2,000	2,117
4.500% due 03/24/2014	EUR	600	643
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		$1,500	1,384
7.748% due 02/02/2021		1,500	1,262

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Virgin Media Finance PLC
9.500% due 08/15/2016	$2,875	$3,119
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (o)	1,093	1,114

		63,688

Total Corporate Bonds & Notes (Cost $760,782)		703,437

CONVERTIBLE BONDS & NOTES 0.1%

BANKING & FINANCE 0.1%
PMI Group, Inc.
4.500% due 04/15/2020	1,000	314

Total Convertible Bonds & Notes (Cost $286)		314

MUNICIPAL BONDS & NOTES 0.9%

CALIFORNIA 0.3%
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	100	119
7.550% due 04/01/2039	100	123
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	415	514
San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	1,000	1,037

		1,793

ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	100	113
Illinois State General Obligation Notes, Series 2010
4.421% due 01/01/2015	100	104

		217

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	300	413

PENNSYLVANIA 0.3%
Pennsylvania State Turnpike Commission Revenue Bonds, Series 2011
5.500% due 12/01/2041	1,500	1,654

TEXAS 0.2%
North Texas State Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	1,000	1,110

Total Municipal Bonds & Notes (Cost $4,608)		5,187

MORTGAGE-BACKED SECURITIES 3.6%
Adjustable Rate Mortgage Trust
2.769% due 10/25/2035	257	173
American Home Mortgage Assets
0.465% due 09/25/2046 (a)	601	71
1.162% due 11/25/2046	1,078	467
6.250% due 06/25/2037	611	281

See Accompanying Notes	Semiannual Report	September 30, 2011	69

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Alternative Loan Trust
0.635% due 05/25/2035	$165	$110
Banc of America Funding Corp.
2.858% due 03/20/2036	505	340
Bear Stearns Adjustable Rate Mortgage Trust
2.727% due 10/25/2035	300	283
Bear Stearns Alt-A Trust
2.542% due 01/25/2035	12	9
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	1,542	1,371
Countrywide Alternative Loan Trust
0.415% due 05/25/2047	63	35
0.440% due 03/20/2046	95	50
0.495% due 07/25/2046	500	54
1.242% due 12/25/2035	190	110
5.314% due 10/25/2035	143	86
Countrywide Home Loan Mortgage Pass-Through Trust
0.555% due 03/25/2035	478	288
6.000% due 05/25/2036	321	278
Credit Suisse Mortgage Capital Certificates
5.903% due 06/15/2039	1,723	1,745
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036	812	483
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	321	330
Downey Savings & Loan Association Mortgage Loan Trust
0.480% due 03/19/2045	70	45
First Horizon Alternative Mortgage Securities
2.245% due 09/25/2035	916	606
6.000% due 05/25/2036	243	178
GMAC Mortgage Corp. Loan Trust
2.991% due 04/19/2036	689	500
Granite Mortgages PLC
1.151% due 01/20/2044	6,967	5,913
GSR Mortgage Loan Trust
2.645% due 04/25/2035	8	6
2.732% due 05/25/2035	1,986	1,393
Harborview Mortgage Loan Trust
0.420% due 01/19/2038	57	34
0.470% due 03/19/2036	988	577
Indymac Index Mortgage Loan Trust
4.933% due 09/25/2035	189	145
JPMorgan Mortgage Trust
2.780% due 04/25/2035	385	319
5.314% due 07/27/2037	924	705
6.000% due 08/25/2037	349	301
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.349% due 09/15/2021	571	562
Nomura Asset Acceptance Corp.
6.138% due 03/25/2047	423	340
RBSCF Trust
6.068% due 09/17/2039	1,100	1,196
Residential Accredit Loans, Inc.
0.395% due 01/25/2037	1,451	829
0.565% due 03/25/2037	716	207
5.500% due 02/25/2036 (a)	737	384
Residential Asset Securitization Trust
6.000% due 05/25/2037	262	207
Structured Adjustable Rate Mortgage Loan Trust
0.545% due 07/25/2035	30	17
Structured Asset Mortgage Investments, Inc.
0.455% due 05/25/2036	59	31

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WaMu Mortgage Pass-Through Certificates
1.012% due 05/25/2047	$724	$438
5.571% due 07/25/2037	548	448
5.684% due 10/25/2036	497	370
Wells Fargo Mortgage-Backed Securities Trust
2.709% due 10/25/2035	803	688

Total Mortgage-Backed Securities (Cost $23,307)		23,003

ASSET-BACKED SECURITIES 3.4%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	3,164	3,069
7.001% due 09/20/2022	19,200	17,642
Argent Securities, Inc.
1.285% due 12/25/2033	357	273
Carrington Mortgage Loan Trust
0.385% due 08/25/2036	100	32
Credit-Based Asset Servicing & Securitization LLC
5.470% due 01/25/2037	1,274	495
GSAMP Trust
0.385% due 08/25/2036	100	33
Mid-State Trust
7.791% due 03/15/2038	26	24
Morgan Stanley ABS Capital
0.375% due 05/25/2037	200	67
Option One Mortgage Loan Trust
1.210% due 08/25/2033	153	87
Residential Asset Securities Corp.
0.385% due 08/25/2036	100	50

Total Asset-Backed Securities (Cost $22,229)		21,772

	SHARES
COMMON STOCKS 3.2%

COMMUNICATIONS 0.2%
Level 3 Communications, Inc. (c)	707,640	1,054

CONSUMER DISCRETIONARY 0.0%
Dex One Corp. (c)	126,000	71
Teavana Holdings, Inc. (c)	4,345	88

		159

ENERGY 0.3%
Lone Pine Resources, Inc. (c)	164,062	1,083
OPTI Canada, Inc. (c)	11,048,027	1,000

		2,083

FINANCIALS 2.4%
Bank of America Corp.	317,700	1,944
CIT Group, Inc. (c)	110,481	3,355
Comerica, Inc.	63,600	1,461
Hipotecaria Su Casita S.A. de C.V. (c)	78,886	106
KeyCorp	319,304	1,894
Lloyds Banking Group PLC (c)	2,763,300	1,502
PMI Group, Inc. (c)	658,337	132
PNC Financial Services Group, Inc.	40,239	1,939
Radian Group, Inc.	564,238	1,236
Regions Financial Corp.	445,733	1,484

		15,053

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.0%
Capstone Turbine Corp. (c)	240,000	$240

INFORMATION TECHNOLOGY 0.3%
Advanced Micro Devices, Inc. (c)	409,800	2,082

Total Common Stocks (Cost $40,527)		20,671

CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
Health Care REIT, Inc.
6.500% due 12/31/2049	22,000	1,019

Total Convertible Preferred Securities (Cost $1,100)		1,019

PREFERRED SECURITIES 3.7%

BANKING & FINANCE 3.7%
DDR Corp.
7.500% due 12/31/2049	20,000	476
Farm Credit Bank
10.000% due 12/31/2049	12,000	13,886
FelCor Lodging Trust, Inc.
8.000% due 12/31/2049	20,000	410
First Industrial Realty Trust, Inc.
0.372% due 12/31/2049	5,000	4,320
GMAC Capital Trust I
8.125% due 02/15/2040	160,000	2,890
Kilroy Realty Corp.
7.500% due 12/31/2049	70,000	1,749

Total Preferred Securities (Cost $22,356)		23,731

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.8%

REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 10/03/2011	$1,826	1,826

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $1,863. Repurchase proceeds are $1,826.)

U.S. TREASURY BILLS 3.5%
0.020% due 11/03/2011 - 03/29/2012 (d)(g)(h)(j)(k)	22,194	22,192

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 0.0%
	15,135	151

Total Short-Term Instruments (Cost $24,169)		24,169

PURCHASED OPTIONS (m) 0.0%
(Cost $3)		5

Total Investments 143.9% (Cost $992,972)		$913,193

Written Options (n) (0.0%) (Premiums $211)		(187)

Other Assets and Liabilities (Net) (43.9%)		(278,219)

Net Assets 100.0%		$634,787

70	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Non-income producing security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Affiliated to the Portfolio.
(f)	Cash of $3,011 has been pledged as collateral for securities sold short as of September 30, 2011.
(g)	Securities with an aggregate market value of $1,700 have been pledged as collateral for options on exchange-traded futures contracts as of September 30, 2011.
(h)	Securities with an aggregate market value of $17,557 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(i)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $285,015 at a weighted average interest rate of 0.445%. On September 30, 2011, securities valued at $281,492 were pledged as collateral for reverse repurchase agreements.
(j)	Securities with an aggregate market value of $671 and cash of $726 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2013	160	$322
90-Day Euribor March Futures	Long	03/2014	100	210
90-Day Eurodollar March Futures	Long	03/2013	136	187
E-mini S&P 500 Index December Futures	Short	12/2011	110	475
U.S. Treasury 10-Year Note December Futures	Long	12/2011	308	228

				$1,422

(k)	Centrally cleared swap agreements outstanding on September 30, 2011:

Securities with an aggregate market value of $1,934 and cash of $243 have been pledged as collateral for centrally cleared swaps as of September 30, 2011.

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Unrealized Appreciation
CDX.IG-14 5-Year Index	1.000%	06/20/2015	$	21,000	$ 162	$152
CDX.IG-15 5-Year Index	1.000%	12/20/2015		30,000	332	124

					$ 494	$276

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	$5,800	$(814)	$(91)
Receive	3-Month USD-LIBOR	3.250%	12/21/2021	20,000	(2,024)	(568)

					$(2,838)	$(659)

(l)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	GST	(1.000%	)	12/20/2016	0.705%	$	3,000	$(46)	$(45)	$(1)
Berkshire Hathaway Finance Corp.	CBK	(1.000%	)	09/20/2016	2.452%		2,500	163	23	140
Gannett Co., Inc.	DUB	(5.000%	)	06/20/2016	5.623%		15,000	340	(1,288)	1,628
JPMorgan Chase & Co.	BRC	(1.000%	)	12/20/2016	1.605%		3,000	86	87	(1)
JPMorgan Chase & Co.	MYC	(1.000%	)	09/20/2016	1.582%		8,000	214	110	104
Wells Fargo & Co.	BRC	(1.000%	)	12/20/2016	1.570%		3,000	80	81	(1)
Wells Fargo & Co.	MYC	(1.000%	)	09/20/2016	1.570%		15,000	393	109	284

								$1,230	$(923)	$2,153

Credit Default Swaps on Corporate Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Advanced Micro Devices, Inc.	MYC	5.000%	03/20/2016	6.493%	$	4,000	$(218)	$135	$(353)
AMR Corp.	DUB	5.000%	12/20/2011	21.811%		7,000	(244)	(88)	(156)
AMR Corp.	RYL	5.000%	12/20/2011	21.811%		1,500	(52)	(19)	(33)
Assured Guaranty Corp.	GST	5.000%	09/20/2012	10.282%		4,000	(186)	(60)	(126)

See Accompanying Notes	Semiannual Report	September 30, 2011	71

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

Credit Default Swaps on Corporate Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Assured Guaranty Corp.	GST	5.000%	03/20/2013	11.618%	$	15,500	$(1,317)	$(388)	$(929)
Assured Guaranty Corp.	MYC	5.000%	09/20/2012	10.282%		4,000	(186)	(30)	(156)
Assured Guaranty Ltd.	CBK	5.000%	03/20/2016	12.621%		5,000	(1,130)	(325)	(805)
Assured Guaranty Ltd.	CBK	5.000%	06/20/2016	9.357%		12,500	(1,849)	155	(2,004)
Assured Guaranty Ltd.	CBK	5.000%	06/20/2021	8.830%		22,500	(4,250)	(140)	(4,110)
Assured Guaranty Ltd.	GST	5.000%	03/20/2016	12.621%		5,000	(1,131)	(388)	(743)
Berkshire Hathaway Finance Corp.	CBK	1.000%	06/20/2020	2.675%		1,000	(117)	(42)	(75)
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	2.698%		1,500	(188)	(61)	(127)
El Paso Corp.	GST	5.000%	09/20/2014	1.979%		1,600	142	(152)	294
First Industrial LP	MYC	5.000%	03/20/2016	4.776%		1,500	16	51	(35)
First Industrial LP	UAG	5.000%	03/20/2016	4.776%		1,500	16	64	(48)
Ford Motor Credit Co.	DUB	5.000%	09/20/2021	4.107%		3,000	173	230	(57)
General Electric Capital Corp.	CBK	4.100%	12/20/2013	2.882%		1,350	37	0	37
GenOn Energy, Inc.	MYC	5.000%	12/20/2014	7.309%		300	(18)	(30)	12
ING Security Life	DUB	2.800%	01/15/2012	4.688%		13,165	(50)	0	(50)
MBIA, Inc.	CBK	5.000%	12/20/2011	26.997%		7,000	(318)	(1,012)	694
MBIA, Inc.	CBK	5.000%	03/20/2012	27.002%		10,000	(937)	(525)	(412)
MBIA, Inc.	DUB	5.000%	12/20/2011	26.997%		7,500	(341)	(1,425)	1,084
MBIA, Inc.	DUB	5.000%	03/20/2012	27.002%		7,000	(656)	(1,155)	499
MBIA, Inc.	GST	5.000%	03/20/2012	27.002%		9,000	(843)	(1,140)	297
MBIA, Inc.	UAG	5.000%	03/20/2012	27.002%		20,000	(1,873)	(3,050)	1,177
Merrill Lynch & Co., Inc.	DUB	1.000%	12/20/2012	5.050%		5,000	(236)	(237)	1
Morgan Stanley	DUB	1.000%	12/20/2012	5.370%		5,000	(253)	(255)	2
Radian Group, Inc.	CBK	5.000%	06/20/2012	23.476%		5,000	(591)	(69)	(522)
Rallye S.A.	DUB	5.000%	12/20/2012	5.859%	EUR	3,000	(33)	236	(269)
Sprint Nextel Corp.	UAG	1.000%	06/20/2019	7.824%	$	5,800	(1,965)	(1,049)	(916)
Tokyo Electric Power Co., Inc.	CBK	1.000%	03/20/2012	23.110%	JPY	235,000	(289)	(274)	(15)
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2012	23.113%		1,650,000	(2,960)	(2,168)	(792)
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	22.261%		15,000	(34)	(21)	(13)
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	21.757%		102,000	(264)	(209)	(55)
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	18.281%		48,000	(135)	(70)	(65)
Tokyo Electric Power Co., Inc.	GST	1.000%	06/20/2012	23.113%		100,000	(180)	(123)	(57)
Tokyo Electric Power Co., Inc.	UAG	1.000%	06/20/2012	23.113%		138,000	(248)	(154)	(94)
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	03/20/2016	5.750%	$	8,500	(212)	(344)	132

							$(22,920)	$(14,132)	$(8,788)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-16 5-Year Index	BOA	(5.000%	)	06/20/2016	$	130,000	$11,473	$(1,634)	$13,107
CDX.HY-16 5-Year Index	BPS	(5.000%	)	06/20/2016		29,750	2,625	(167)	2,792
CDX.HY-17 5-Year Index	BRC	(5.000%	)	12/20/2016		150,000	17,729	18,000	(271)
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016	EUR	5,000	1,166	976	190

							$32,993	$17,175	$15,818

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

72	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CBK	$	10,800	$(1,500)	$94	$(1,594)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	RYL		1,600	(222)	71	(293)

							$(1,722)	$165	$(1,887)

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (6)	Notional Amount		Maturity Date	Counterparty	Unrealized (Depreciation)
Receive (7)	Governor & Co. of the Bank of Ireland	5,696,203	1.291%	EUR	450	09/15/2012	MYI	$(92)

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(7)

At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

(m)	Purchased options outstanding on September 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$91.000	11/25/2011	308	$3	$5

(n)	Written options outstanding on September 30, 2011:

Straddle Options
Description	Counterparty	Exercise Level (8)	Expiration Date	Notional Amount		Premium (8)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GLM	0.000%	10/11/2011	$	6,600	$35	$(25)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		6,600	33	(25)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	11/14/2011		13,200	143	(137)

						$211	$(187)

(8)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Transactions	in written call and put options for the period ended September 30, 2011:

	Notional Amount	Premium
Balance at 03/31/2011	$627,800	$1,420
Sales	0	0
Closing Buys	(601,400)	(1,209)
Expirations	0	0
Exercised	0	0

Balance at 09/30/2011	$26,400	$211

(o)	Restricted securities as of September 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	12/08/2000	$1,108	$1,114	0.18%

(p)	Short sales outstanding on September 30, 2011:

Description	Shares	Proceeds	Market Value
Kraft Foods, Inc.	89,600	$3,011	$(3,009)

See Accompanying Notes	Semiannual Report	September 30, 2011	73

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

(q)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	9,768	10/2011	JPM	$138	$0	$138
Sell	CAD	2,223	11/2011	DUB	119	0	119
Sell		1,482	11/2011	RBC	85	0	85
Sell	CHF	1,929	10/2011	DUB	112	0	112
Sell	EUR	658	10/2011	CBK	63	0	63
Sell		3,791	11/2011	BRC	89	0	89
Sell		1,966	11/2011	CBK	76	0	76
Buy		19	11/2011	DUB	0	(2)	(2)
Sell		21,489	11/2011	FBL	2,134	0	2,134
Buy		394	11/2011	JPM	0	(38)	(38)
Sell		36,080	11/2011	JPM	3,631	0	3,631
Buy		3,379	11/2011	RYL	0	(363)	(363)
Sell		4,937	11/2011	RYL	394	0	394
Sell		10,506	11/2011	UAG	1,028	0	1,028
Buy	GBP	745	12/2011	BRC	0	(5)	(5)
Sell		5,187	12/2011	CBK	224	0	224
Sell		333	12/2011	JPM	12	0	12
Buy		492	12/2011	RBC	11	0	11
Sell		499	12/2011	UAG	15	0	15
Buy	JPY	243,224	10/2011	CBK	127	0	127

					$8,258	$(408)	$7,850

(r)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Bank Loan Obligations	$0	$89,885	$0	$89,885
Corporate Bonds & Notes
Banking & Finance	0	186,402	391	186,793
Industrials	0	451,635	1,321	452,956
Utilities	0	61,573	2,115	63,688
Convertible Bonds & Notes
Banking & Finance	0	314	0	314
Municipal Bonds & Notes
California	0	1,793	0	1,793
Illinois	0	217	0	217
New Jersey	0	413	0	413
Pennsylvania	0	1,654	0	1,654
Texas	0	1,110	0	1,110
Mortgage-Backed Securities	0	22,298	705	23,003
Asset-Backed Securities	0	1,062	20,710	21,772
Common Stocks
Communications	1,054	0	0	1,054
Consumer Discretionary	159	0	0	159
Energy	2,083	0	0	2,083
Financials	14,947	0	106	15,053
Industrials	240	0	0	240
Information Technology	2,082	0	0	2,082
Convertible Preferred Securities
Banking & Finance	1,019	0	0	1,019
Preferred Securities
Banking & Finance	6,955	16,776	0	23,731

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Short-Term Instruments
Repurchase Agreements	$0	$1,826	$0	$1,826
U.S. Treasury Bills	0	22,192	0	22,192
PIMCO Short-Term Floating NAV Portfolio	151	0	0	151
Purchased Options
Interest Rate Contracts	0	5	0	5
	$28,690	$859,155	$25,348	$913,193

Short Sales, at value	$(3,009)	$0	$0	$(3,009)

Financial Derivative Instruments (7) - Assets
Credit Contracts	279	22,339	132	22,750
Equity Contracts	475	0	0	475
Foreign Exchange Contracts	0	8,258	0	8,258
Interest Rate Contracts	947	0	0	947
	$1,701	$30,597	$132	$32,430

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	(1)	(13,238)	(52)	(13,291)
Equity Contracts	0	(92)	0	(92)
Foreign Exchange Contracts	0	(408)	0	(408)
Interest Rate Contracts	0	(2,546)	(187)	(2,733)
	$(1)	$(16,284)	$(239)	$(16,524)

Totals	$27,381	$873,468	$25,241	$926,090

74	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$773	$0	$(3)	$0	$(379)	$0	$0	$391	$(379)
Industrials	1,570	0	(10)	0	(47)	(192)	0	0	1,321	(238)
Utilities	5,611	0	(3,413)	(16)	(81)	14	0	0	2,115	(13)
Mortgage-Backed Securities	0	0	0	0	0	0	705	0	705	0
Asset-Backed Securities	21,131	0	(249)	32	1	(205)	0	0	20,710	(206)
Common Stocks
Financials	0	312	0	0	0	(206)	0	0	106	(206)
Warrants
Energy	172	0	(123)	0	40	(89)	0	0	0	0

	$28,484	$1,085	$(3,795)	$13	$(87)	$(1,057)	$705	$0	$25,348	$(1,042)

Financial Derivative Instruments (7) - Assets
Credit Contracts	$34	$0	$0	$0	$0	$98	$0	$0	$132	$98

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	22	0	0	0	0	(74)	0	0	(52)	(74)
Interest Rate Contracts	(343)	0	0	0	0	156	0	0	(187)	156

	$(321)	$0	$0	$0	$0	$82	$0	$0	$(239)	$82

Totals	$28,197	$1,085	$(3,795)	$13	$(87)	$(877)	$705	$0	$25,241	$(862)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(s)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$5	$5
Variation margin receivable on financial derivative instruments (2)	0	161	167	0	107	435
Unrealized appreciation on foreign currency contracts	0	0	0	8,258	0	8,258
Unrealized appreciation on OTC swap agreements	0	22,474	0	0	0	22,474

	$0	$22,635	$167	$8,258	$112	$31,172

Liabilities:
Written options outstanding	$0	$0	$0	$0	$187	$187
Variation margin payable on financial derivative instruments (2)	0	0	0	0	84	84
Unrealized depreciation on foreign currency contracts	0	0	0	408	0	408
Unrealized depreciation on OTC swap agreements	0	13,291	92	0	1,887	15,270

	$0	$13,291	$92	$408	$2,158	$15,949

See Accompanying Notes	Semiannual Report	September 30, 2011	75

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

September 30, 2011 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(2)	$(3)	$(5)
Net realized gain on futures contracts, written options and swaps	0	23,312	4	0	1,874	25,190
Net realized (loss) on foreign currency transactions	0	0	0	(4,865)	0	(4,865)

	$0	$23,312	$4	$(4,867)	$1,871	$20,320

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$2	$2
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	(4,144)	383	0	(822)	(4,583)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	12,479	0	12,479

	$0	$(4,144)	$383	$12,479	$(820)	$7,898

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,422 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(383) as reported in the Notes to Schedule of Investments.

(†)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (1)
BOA	$11,473	$(11,005)	$468
BPS	2,625	(4,070)	(1,445)
BRC	17,979	(8,630)	9,349
CBK	(13,684)	10,574	(3,110)
DUB	(1,283)	844	(439)
FBL	2,134	(1,680)	454
GLM	(25)	0	(25)
GST	(3,561)	2,970	(591)
JPM	3,530	(2,590)	940
MYC	1,230	(1,275)	(45)
MYI	(92)	0	(92)
RBC	96	0	96
RYL	(243)	281	38
UAG	(3,027)	2,890	(137)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

76	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO International Portfolio

September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 2.8%

CORPORATE BONDS & NOTES 2.6%
Commonwealth Bank of Australia
0.858% due 06/25/2014		$3,700	$3,726
4.500% due 02/20/2014	AUD	40,000	39,013
ING Bank Australia Ltd.
5.128% due 03/03/2015		1,000	968
National Australia Bank Ltd.
4.750% due 02/12/2014		15,000	14,710

			58,417

SOVEREIGN ISSUES 0.2%
Australia Government Bond
6.250% due 06/15/2014		4,850	5,009

Total Australia (Cost $44,211)			63,426

CANADA 25.2%

SOVEREIGN ISSUES 25.2%
Canada Government Bond
3.500% due 06/01/2020	CAD	37,900	40,358
3.750% due 06/01/2019		27,000	29,232
4.000% due 06/01/2041		14,600	17,381
4.250% due 06/01/2018		117,300	130,020
Canada Housing Trust No. 1
2.750% due 12/15/2015		200	200
Hydro Quebec
2.000% due 06/30/2016		$4,500	4,601
Province of Ontario Canada
4.000% due 06/02/2021	CAD	22,000	22,564
4.200% due 06/02/2020		54,900	57,365
4.400% due 06/02/2019		50,000	53,260
4.650% due 06/02/2041		67,900	75,258
6.200% due 06/02/2031		7,000	9,011
Province of Quebec Canada
4.250% due 12/01/2021		40,000	41,509
4.500% due 12/01/2018		46,000	49,252
4.500% due 12/01/2020		25,000	26,518
5.000% due 12/01/2041		8,000	9,163
6.250% due 06/01/2032		10,000	12,796

Total Canada (Cost $576,185)			578,488

FRANCE 1.8%

CORPORATE BONDS & NOTES 0.3%
BNP Paribas Home Loan Covered Bonds SFH
4.750% due 05/28/2013	EUR	2,900	4,039
Cie de Financement Foncier
4.500% due 01/09/2013		900	1,240

			5,279

SOVEREIGN ISSUES 1.5%
France Treasury Notes
3.750% due 01/12/2013		5,000	6,945
Societe Financement de l’Economie Francaise
2.875% due 09/22/2014		$7,500	7,897
3.500% due 11/24/2011	EUR	15,000	20,151

			34,993

Total France (Cost $41,100)			40,272

GERMANY 2.9%

CORPORATE BONDS & NOTES 2.9%
Kreditanstalt fuer Wiederaufbau
3.750% due 10/14/2011	EUR	50,000	67,027

Total Germany (Cost $60,771)			67,027

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORWAY 0.2%

CORPORATE BONDS & NOTES 0.2%
DnB NOR Boligkreditt
4.625% due 07/03/2012	EUR	3,100	$4,249

Total Norway (Cost $4,596)			4,249

UNITED KINGDOM 1.8%

CORPORATE BONDS & NOTES 0.2%
Rexam PLC
6.750% due 06/01/2013		$4,000	4,283

SOVEREIGN ISSUES 1.6%
United Kingdom Gilt
4.750% due 12/07/2030	GBP	19,000	36,165

Total United Kingdom (Cost $39,692)			40,448

UNITED STATES 10.6%

ASSET-BACKED SECURITIES 3.3%
AFC Home Equity Loan Trust
0.945% due 12/22/2027		$11	8
Ameriquest Mortgage Securities, Inc.
0.465% due 11/25/2035		230	220
Amortizing Residential Collateral Trust
0.815% due 07/25/2032		58	50
0.935% due 10/25/2031		435	337
Argent Securities, Inc.
0.325% due 07/25/2036		1,929	566
Asset-Backed Funding Certificates
0.585% due 06/25/2034		946	676
Asset-Backed Securities Corp. Home Equity
0.315% due 05/25/2037		661	544
Bear Stearns Asset-Backed Securities Trust
0.285% due 11/25/2036		11	11
0.315% due 10/25/2036		176	169
0.325% due 06/25/2047		1,379	1,328
0.435% due 06/25/2036		2,045	2,011
0.725% due 06/25/2036		1,900	1,063
0.895% due 10/25/2032		289	248
BNC Mortgage Loan Trust
0.335% due 05/25/2037		676	599
Carrington Mortgage Loan Trust
0.285% due 01/25/2037		234	231
0.555% due 10/25/2035		598	547
CIT Group Home Equity Loan Trust
0.505% due 06/25/2033		30	25
Citigroup Mortgage Loan Trust, Inc.
0.269% due 05/15/2036		30	30
Countrywide Asset-Backed Certificates
0.315% due 10/25/2047		181	178
0.335% due 07/25/2037		20,000	15,328
0.335% due 08/25/2037		1,600	1,346
0.335% due 09/25/2037		496	487
0.335% due 05/25/2047		64	61
0.335% due 09/25/2047		1,336	1,307
0.425% due 06/25/2036		4,681	3,869
0.975% due 05/25/2032		153	133
Credit Suisse First Boston Mortgage Securities Corp.
0.855% due 01/25/2032		192	147
Credit-Based Asset Servicing & Securitization LLC
0.295% due 11/25/2036		86	58
0.305% due 01/25/2037		433	93
Equity One ABS, Inc.
0.535% due 04/25/2034		538	384

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First Franklin Mortgage Loan Asset-Backed Certificates
0.285% due 11/25/2036		$3	$3
0.305% due 12/25/2036		18	17
0.605% due 12/25/2034		10	10
Home Equity Asset Trust
0.835% due 11/25/2032		1	1
HSI Asset Securitization Corp. Trust
0.285% due 10/25/2036		60	40
JPMorgan Mortgage Acquisition Corp.
0.385% due 03/25/2037		10,000	6,918
Lehman XS Trust
0.385% due 04/25/2037		240	134
Long Beach Mortgage Loan Trust
0.795% due 10/25/2034		28	20
MASTR Asset-Backed Securities Trust
0.365% due 10/25/2036		988	960
Merrill Lynch Mortgage Investors, Inc.
0.305% due 07/25/2037		6	6
0.315% due 09/25/2037		51	12
Morgan Stanley ABS Capital
0.295% due 05/25/2037		257	219
0.325% due 01/25/2037		20,000	7,055
0.335% due 11/25/2036		16,317	11,473
Nationstar Home Equity Loan Trust
0.295% due 06/25/2037		194	192
Park Place Securities, Inc.
0.495% due 09/25/2035		185	161
Securitized Asset-Backed Receivables LLC Trust
0.275% due 01/25/2037		117	112
SLM Student Loan Trust
1.753% due 04/25/2023		15,468	15,908
Soundview Home Equity Loan Trust
0.295% due 11/25/2036		388	104
Structured Asset Securities Corp.
0.635% due 05/25/2034		17	14
1.735% due 04/25/2035		30	23
Washington Mutual Asset-Backed Certificates
0.295% due 10/25/2036		81	59

			75,495

CORPORATE BONDS & NOTES 3.0%
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	4,000	5,402
Bank of America Corp.
0.509% due 10/14/2016		$10,000	7,811
Black & Decker Corp.
5.750% due 11/15/2016		5,000	5,851
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		7,000	7,487
Cardinal Health, Inc.
6.000% due 06/15/2017		2,600	3,012
Citigroup, Inc.
6.500% due 08/19/2013		300	316
Computer Sciences Corp.
6.500% due 03/15/2018		4,600	4,980
Maytag Corp.
5.000% due 05/15/2015		5,700	6,167
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		100	99
Mohawk Industries, Inc.
6.875% due 01/15/2016		6,000	6,225
Morgan Stanley
2.009% due 05/02/2014	EUR	100	120
RR Donnelley & Sons Co.
4.950% due 04/01/2014		$5,800	5,510

See Accompanying Notes	Semiannual Report	September 30, 2011	77

Schedule of Investments PIMCO International Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SSIF Nevada LP
0.949% due 04/14/2014	$10,900	$10,908
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	5,000	5,387

		69,275

MORTGAGE-BACKED SECURITIES 3.5%
American Home Mortgage Investment Trust
2.258% due 10/25/2034	34	29
Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 10/25/2035	228	189
Bear Stearns Alt-A Trust
2.611% due 01/25/2036	2,870	1,404
2.725% due 02/25/2036 (a)	245	94
2.748% due 08/25/2036 (a)	76	34
Citigroup Mortgage Loan Trust, Inc.
2.701% due 08/25/2035	198	175
Countrywide Alternative Loan Trust
0.395% due 02/25/2047	327	197
0.410% due 02/20/2047	12,738	6,206
0.415% due 05/25/2047	2,090	1,143
0.425% due 08/25/2046	504	263
0.425% due 11/25/2046	881	515
0.440% due 03/20/2046	1,080	570
0.495% due 12/25/2035	151	104
0.515% due 12/25/2035	574	364
0.515% due 02/25/2037	358	174
0.535% due 08/25/2035	1,199	699
0.535% due 12/25/2035	2,169	1,164
0.555% due 11/25/2035	15,110	8,084
0.585% due 09/25/2035	4,236	2,542
Countrywide Home Loan Mortgage Pass-Through Trust
0.465% due 05/25/2035	430	271
0.525% due 03/25/2035	1,901	1,106
0.525% due 04/25/2035	23	14
0.535% due 03/25/2035	129	78
0.555% due 03/25/2035	10,411	5,252
0.565% due 02/25/2035	32	22
0.615% due 09/25/2034	37	21
2.776% due 08/25/2034	132	100
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	47	50
Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	500	525
Deutsche ALT-A Securities, Inc.
0.335% due 10/25/2036	11	4
Downey Savings & Loan Association Mortgage Loan Trust
0.440% due 03/19/2045	1,699	1,120
0.490% due 08/19/2045	619	378
0.560% due 09/19/2045	3,523	1,979
Greenpoint Mortgage Funding Trust
0.315% due 10/25/2046	315	290
0.315% due 01/25/2047 (a)	159	150
0.465% due 06/25/2045	3,803	2,175
GSR Mortgage Loan Trust
6.000% due 03/25/2032	1	1
Harborview Mortgage Loan Trust
0.420% due 01/19/2038	967	584
0.450% due 05/19/2035	2,120	1,307
0.470% due 06/19/2035	1,031	651
0.470% due 01/19/2036	294	161
0.470% due 03/19/2036	3,901	2,280
0.480% due 01/19/2036	4,908	2,987

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.540% due 11/19/2035	$663	$411
0.560% due 09/19/2035	55	33
0.570% due 06/20/2035	164	126
Nomura Asset Acceptance Corp.
2.496% due 10/25/2035	73	47
Residential Accredit Loans, Inc.
0.445% due 04/25/2046	274	111
Sequoia Mortgage Trust
0.580% due 10/19/2026	35	30
0.580% due 07/20/2033	2,702	2,269
0.820% due 10/20/2034	993	806
Structured Asset Mortgage Investments, Inc.
0.810% due 07/19/2034	15	13
Thornburg Mortgage Securities Trust
0.345% due 11/25/2046	195	194
0.775% due 03/25/2044	254	185
Wachovia Bank Commercial Mortgage Trust
0.319% due 09/15/2021	328	316
WaMu Mortgage Pass-Through Certificates
0.465% due 04/25/2045	190	148
0.525% due 10/25/2045	77	59
0.545% due 01/25/2045	45	35
0.555% due 01/25/2045	47	37
0.555% due 07/25/2045	49	38
1.052% due 12/25/2046	341	225
1.242% due 08/25/2046	43,982	27,837
1.442% due 11/25/2042	7	6
1.642% due 08/25/2042	31	26
1.742% due 11/25/2046	961	687
2.600% due 02/27/2034	30	27
2.838% due 10/25/2046	111	77
Wells Fargo Mortgage-Backed Securities Trust
2.702% due 04/25/2036	49	43
2.716% due 09/25/2034	545	522
2.731% due 03/25/2036	276	228

		79,992

U.S. GOVERNMENT AGENCIES 0.8%
Fannie Mae
0.355% due 03/25/2034	33	33
0.385% due 08/25/2034	21	20
0.585% due 09/25/2042	88	88
0.635% due 06/25/2029	13	14
2.142% due 12/01/2034	32	33
2.555% due 11/01/2034	112	119
2.758% due 12/01/2030	4	4
6.000% due 07/25/2044	52	58
6.060% due 03/01/2023	424	502
7.000% due 09/25/2023	59	68
8.800% due 01/25/2019	89	107
Freddie Mac
0.385% due 09/25/2035	4,069	4,069
0.459% due 02/15/2019	6,080	6,098
0.515% due 09/25/2031	61	58
0.679% due 12/15/2031	5	5
1.451% due 10/25/2044	201	207
1.452% due 02/25/2045	94	90
1.652% due 07/25/2044	62	63
2.496% due 10/01/2036	173	183
4.500% due 02/15/2017 - 02/15/2020	131	136
5.000% due 03/15/2017 - 12/15/2031	1,347	1,389
6.500% due 07/15/2028	1,169	1,359

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ginnie Mae
2.125% due 11/20/2022 - 11/20/2024		$429	$444
2.375% due 03/20/2022 - 06/20/2030		1,318	1,368
2.625% due 08/20/2022 - 09/20/2026		362	376
6.000% due 08/20/2034		764	916
7.500% due 02/16/2030		1,456	1,545
Small Business Administration
4.625% due 02/01/2025		102	111
5.090% due 10/01/2025		55	61

			19,524

Total United States (Cost $323,209)			244,286

SHORT-TERM INSTRUMENTS 49.2%

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 10/03/2011		$4,069	4,069

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $4,153. Repurchase proceeds are $4,069.)

JAPAN TREASURY BILLS 22.0%
0.097% due 10/11/2011 - 11/07/2011 (b)	JPY	39,000,000	505,627

U.S. TREASURY BILLS 1.7%
0.026% due 10/20/2011 - 03/29/2012 (b)(d)(f)		$38,621	38,615

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 25.3%
		57,942,522	580,178

Total Short-Term Instruments (Cost $1,114,388)			1,128,489

Total Investments 94.5% (Cost $2,204,152)			$2,166,685

Other Assets and Liabilities (Net) 5.5%			127,102

Net Assets 100.0%			$2,293,787

78	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $23,710 have been pledged as collateral as of September 30, 2011 for swap and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $226,840 at a weighted average interest rate of 0.690%. On September 30, 2011, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $14,110 and cash of $6,230 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Euro-Bobl December Futures	Long	12/2011	789	$(307)
Euro-Bund 10-Year Bond December Futures	Long	12/2011	3,592	(178)

				$(485)

(g)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (2)		Notional Amount (3)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	BOA	(0.950%	)	12/20/2016	0.556%	$	5,000	$(102)	$147	$(249)
Cadbury Holdings Ltd.	BOA	(0.460%	)	12/20/2013	0.269%		7,000	(31)	0	(31)
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.758%		2,600	20	11	9
Computer Sciences Corp.	BOA	(1.160%	)	03/20/2018	3.077%		4,600	491	(70)	561
Mohawk Industries, Inc.	UAG	(1.550%	)	03/20/2016	2.850%		6,000	317	326	(9)
Rexam PLC	CBK	(4.000%	)	06/20/2013	0.683%		4,000	(234)	0	(234)
RR Donnelley & Sons Co.	BOA	(1.030%	)	06/20/2014	6.639%		5,800	781	242	539
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	3.062%		5,000	445	566	(121)
Whirlpool Corp.	DUB	(0.650%	)	06/20/2015	2.314%		5,700	334	4	330

								$2,021	$1,226	$795

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	1.500%	12/19/2016	RBC	CAD	125,000	$(322)	$(2,045)	$1,723
Pay	3-Month CAD Bank Bill	2.500%	12/19/2021	BOA		190,000	428	(342)	770
Pay	3-Month CAD Bank Bill	2.500%	12/19/2021	RBC		125,000	282	(548)	830
Pay	6-Month EUR-EURIBOR	2.500%	09/21/2018	CBK	EUR	200,000	4,066	794	3,272
Pay	6-Month EUR-EURIBOR	2.500%	09/21/2018	DUB		255,000	5,185	(4,124)	9,309
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	BRC		650,000	74,461	5,957	68,504
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	DUB		113,000	12,945	281	12,664
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	GLM		400,000	45,822	(628)	46,450
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2022	JPM		75,000	(1,062)	(330)	(732)
Pay	6-Month EUR-EURIBOR	3.000%	03/21/2022	BPS		50,000	2,229	1,770	459
Pay	6-Month EUR-EURIBOR	3.000%	03/21/2022	BRC		215,000	9,587	5,392	4,195
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	BRC	GBP	150,000	5,435	3,194	2,241
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	HUS		150,000	5,435	3,540	1,895
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	MYC		120,000	4,347	590	3,757
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	RYL		71,000	2,572	3,342	(770)
Pay	6-Month GBP-LIBOR	2.500%	06/20/2022	MYC		170,000	(7,132)	(3,489)	(3,643)

							$164,278	$13,354	$150,924

See Accompanying Notes	Semiannual Report	September 30, 2011	79

Schedule of Investments PIMCO International Portfolio (Cont.)

(h)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	61,728	11/2011	DUB	$699	$0	$699
Buy	BRL	222,371	11/2011	HUS	0	(20,696)	(20,696)
Buy		26,370	11/2011	MSC	0	(2,666)	(2,666)
Sell	CAD	45,480	10/2011	RBC	478	0	478
Sell		20,057	11/2011	DUB	1,072	0	1,072
Buy		578	11/2011	JPM	0	(31)	(31)
Sell		112,952	11/2011	MSC	5,765	0	5,765
Buy		45,480	11/2011	RBC	0	(477)	(477)
Sell		109,753	11/2011	RBC	6,335	0	6,335
Sell	EUR	1,978	10/2011	FBL	112	0	112
Sell		6,425	10/2011	MSC	346	0	346
Buy		9,152	11/2011	BRC	0	(263)	(263)
Buy		25,044	11/2011	CBK	0	(1,881)	(1,881)
Sell		45,023	11/2011	CBK	1,260	0	1,260
Buy		936	11/2011	DUB	0	(103)	(103)
Sell		59,642	11/2011	FBL	5,924	0	5,924
Sell		96,783	11/2011	JPM	9,390	0	9,390
Sell		16,655	11/2011	MSC	410	0	410
Buy		5,716	11/2011	RBC	0	(46)	(46)
Sell		51,192	11/2011	RYL	5,504	0	5,504
Buy		1,024	11/2011	UAG	0	(17)	(17)
Buy	GBP	2,260	12/2011	CBK	0	0	0
Sell		4,774	12/2011	CBK	206	0	206
Sell		23,567	12/2011	GST	0	(186)	(186)
Sell		2,150	12/2011	RBC	5	0	5
Sell	JPY	13,496,000	10/2011	BOA	0	(4,405)	(4,405)
Buy		1,533,502	10/2011	CBK	0	(165)	(165)
Sell		11,217,151	10/2011	CBK	0	(3,726)	(3,726)
Sell		12,253,000	10/2011	DUB	0	(5,633)	(5,633)
Sell		2,534,053	10/2011	JPM	32	(233)	(201)
Sell		83,675	10/2011	UAG	5	0	5
Sell		1,000,000	11/2011	CBK	0	(18)	(18)
Buy	KRW	2,217,764	11/2011	JPM	0	(228)	(228)
Buy	SEK	5,746	10/2011	BRC	0	(53)	(53)
Buy		5,746	10/2011	DUB	0	(55)	(55)

					$37,543	$(40,882)	$(3,339)

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$58,417	$0	$58,417
Sovereign Issues	0	5,009	0	5,009
Canada
Sovereign Issues	0	578,488	0	578,488
France
Corporate Bonds & Notes	0	5,279	0	5,279
Sovereign Issues	0	34,993	0	34,993
Germany
Corporate Bonds & Notes	0	67,027	0	67,027
Norway
Corporate Bonds & Notes	0	4,249	0	4,249
United Kingdom
Corporate Bonds & Notes	0	4,283	0	4,283
Sovereign Issues	0	36,165	0	36,165
United States
Asset-Backed Securities	0	75,495	0	75,495
Corporate Bonds & Notes	0	69,275	0	69,275
Mortgage-Backed Securities	0	79,992	0	79,992
U.S. Government Agencies	0	19,524	0	19,524
Short-Term Instruments
Repurchase Agreements	0	4,069	0	4,069

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Japan Treasury Bills	$0	$505,627	$0	$505,627
U.S. Treasury Bills	0	38,615	0	38,615
PIMCO Short-Term Floating NAV Portfolio	580,178	0	0	580,178
	$580,178	$1,586,507	$0	$2,166,685

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,439	0	1,439
Foreign Exchange Contracts	0	37,543	0	37,543
Interest Rate Contracts	0	156,069	0	156,069
	$0	$195,051	$0	$195,051

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(644)	0	(644)
Foreign Exchange Contracts	0	(40,882)	0	(40,882)
Interest Rate Contracts	(485)	(5,145)	0	(5,630)
	$(485)	$(46,671)	$0	$(47,156)

Totals	$579,693	$1,734,887	$0	$2,314,580

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.

80	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(j)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$4,352	$4,352
Unrealized appreciation on foreign currency contracts	0	0	0	37,543	0	37,543
Unrealized appreciation on OTC swap agreements	0	1,439	0	0	156,069	157,508

	$0	$1,439	$0	$37,543	$160,421	$199,403

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$0	$0	$40,882	$0	$40,882
Unrealized depreciation on OTC swap agreements	0	644	0	0	5,145	5,789

	$0	$644	$0	$40,882	$5,145	$46,671

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$4,760	$0	$0	$60,518	$65,278
Net realized (loss) on foreign currency transactions	0	0	0	(16,707)	0	(16,707)

	$0	$4,760	$0	$(16,707)	$60,518	$48,571

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$0	$1,817	$0	$0	$152,214	$154,031
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(5,879)	0	(5,879)

	$0	$1,817	$0	$(5,879)	$152,214	$148,152

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(485) as reported in the Notes to Schedule of Investments.

(k)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(2,393)	$4,465	$2,072
BPS	2,230	(1,680)	550
BRC	89,167	(78,860)	10,307
CBK	(492)	3,149	2,657
DUB	14,464	(16,770)	(2,306)
FBL	6,036	(4,710)	1,326
GLM	45,822	(42,000)	3,822
GST	(186)	340	154
HUS	(15,262)	14,018	(1,244)

See Accompanying Notes	Semiannual Report	September 30, 2011	81

Schedule of Investments PIMCO International Portfolio (Cont.)

September 30, 2011 (Unaudited)

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
JPM	$7,868	$(5,430)	$2,438
MSC	3,855	(4,815)	(960)
MYC	(2,784)	455	(2,329)
RBC	6,254	(3,910)	2,344
RYL	8,076	(2,970)	5,106
UAG	305	(270)	35

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

82	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Investment Grade Corporate Portfolio

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 1.2%
CSC Holdings LLC
1.985% - 4.000% due 03/29/2013	$995	$973
1.985% - 4.000% due 03/29/2016	23,562	22,986
Delphi Corp.
3.500% due 05/17/2017	4,105	4,070
Dollar General Corp.
2.979% - 3.003% due 07/06/2014	1,000	992
Fresenius Medical Care AG
1.744% due 03/31/2013	6,932	6,858
Fresenius U.S. Finance, Inc.
3.500% due 09/10/2014	1,998	1,974
NRG Energy, Inc.
4.000% due 07/01/2018	7,980	7,806
Rockwood Specialties Group, Inc.
3.750% due 02/10/2018	1,186	1,184
Royalty Pharma Finance Trust
4.000% due 05/10/2018	4,489	4,455
Warner Chilcott Corp.
4.250% due 03/15/2018	1,990	1,940

Total Bank Loan Obligations (Cost $54,278)		53,238

CORPORATE BONDS & NOTES 90.2%

BANKING & FINANCE 59.0%
Abbey National Treasury Services PLC
1.832% due 04/25/2014	3,100	2,956
AGFC Capital Trust I
6.000% due 01/15/2067	3,080	1,401
AgriBank FCB
9.125% due 07/15/2019	500	665
Ally Financial, Inc.
6.750% due 12/01/2014	100	97
American Express Bank FSB
6.000% due 09/13/2017	7,000	7,888
American Express Co.
6.150% due 08/28/2017	4,680	5,360
6.800% due 09/01/2066	3,405	3,311
7.000% due 03/19/2018	40,500	48,025
7.250% due 05/20/2014	1,000	1,135
American Express Credit Corp.
5.125% due 08/25/2014	4,800	5,201
5.875% due 05/02/2013	20,000	21,220
7.300% due 08/20/2013	4,600	5,038
American International Group, Inc.
0.360% due 10/18/2011	3,500	3,500
0.451% due 03/20/2012	3,000	2,986
4.250% due 05/15/2013	1,000	999
4.950% due 03/20/2012	23,900	24,049
5.050% due 10/01/2015	1,000	980
5.450% due 05/18/2017	9,390	9,019
5.850% due 01/16/2018	40,785	40,551
6.250% due 03/15/2037	15,530	10,832
8.175% due 05/15/2068	117,100	103,780
8.250% due 08/15/2018	14,700	16,354
ANZ National International Ltd.
3.125% due 08/10/2015	15,100	15,191
6.200% due 07/19/2013	23,000	24,574
Australia & New Zealand Banking Group Ltd.
3.700% due 01/13/2015	400	416
AXA S.A.
6.463% due 12/29/2049	10,000	7,075

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BAC Capital Trust XIV
5.630% due 09/29/2049	$20	$11
Banco Bradesco S.A.
2.390% due 05/16/2014	2,500	2,430
Banco do Brasil S.A.
4.500% due 01/22/2015	5,500	5,672
Banco Santander Chile
1.501% due 04/20/2012	11,400	11,410
Bank of America Capital III
0.819% due 01/15/2027	290	180
Bank of America Corp.
0.509% due 10/14/2016	4,100	3,203
0.837% due 09/11/2012	600	589
4.750% due 08/01/2015	2,400	2,312
5.375% due 06/15/2014	1,100	1,092
5.625% due 10/14/2016	450	433
5.625% due 07/01/2020	19,100	17,644
5.650% due 05/01/2018	17,215	16,385
5.750% due 12/01/2017	13,105	12,316
6.000% due 09/01/2017	23,800	22,943
6.500% due 08/01/2016	3,440	3,422
7.375% due 05/15/2014	3,475	3,586
7.625% due 06/01/2019	200	211
Bank of America N.A.
0.627% due 06/15/2016	3,600	2,793
6.000% due 06/15/2016	100	98
Bank of New York Mellon Corp.
4.950% due 11/01/2012	425	443
Bank of Nova Scotia
3.400% due 01/22/2015	300	316
Bank One Capital III
8.750% due 09/01/2030	75	93
Barclays Bank PLC
0.531% due 03/23/2017	20,300	18,291
2.375% due 01/13/2014	500	489
5.000% due 09/22/2016	22,155	22,243
5.125% due 01/08/2020	1,000	983
5.200% due 07/10/2014	5,200	5,324
6.050% due 12/04/2017	25,800	23,729
6.750% due 05/22/2019	900	975
6.860% due 09/29/2049	360	263
7.434% due 09/29/2049	25,390	20,947
10.179% due 06/12/2021	45,800	49,147
BBVA Bancomer S.A.
6.500% due 03/10/2021	1,000	933
Bear Stearns Cos. LLC
4.650% due 07/02/2018	18,837	19,808
5.550% due 01/22/2017	7,630	8,000
6.400% due 10/02/2017	39,795	45,274
7.250% due 02/01/2018	28,800	34,027
BM&FBovespa S.A.
5.500% due 07/16/2020	1,000	994
BNP Paribas
6.950% due 07/22/2013	3,850	4,016
BNP Paribas S.A.
0.537% due 12/09/2016	1,000	949
1.146% due 01/10/2014	5,000	4,667
5.000% due 01/15/2021	6,600	6,482
5.186% due 06/29/2049	15,700	10,990
7.195% due 06/29/2049	5,600	4,368
BPCE S.A.
2.019% due 02/07/2014	6,300	5,966
2.375% due 10/04/2013	1,700	1,655
Branch Banking & Trust Co.
0.658% due 09/13/2016	6,100	5,641

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cantor Fitzgerald LP
7.875% due 10/15/2019	$6,640	$6,926
Capital One Bank USA N.A.
8.800% due 07/15/2019	10,900	12,874
Capital One Capital VI
8.875% due 05/15/2040	4,000	4,087
Capital One Financial Corp.
5.500% due 06/01/2015	15,000	16,133
6.750% due 09/15/2017	600	682
CBA Capital Trust II
6.024% due 03/29/2049	8,665	8,105
CIT Group, Inc.
7.000% due 05/01/2014	671	686
7.000% due 05/01/2015	1,204	1,197
7.000% due 05/01/2016	2,007	1,949
7.000% due 05/01/2017	2,810	2,729
Citigroup Capital XXI
8.300% due 12/21/2077	66,700	65,533
Citigroup, Inc.
0.548% due 11/05/2014	5,000	4,614
1.986% due 05/15/2018	4,080	3,760
4.750% due 05/19/2015	3,800	3,899
5.000% due 09/15/2014	18,140	17,811
5.500% due 04/11/2013	7,510	7,733
5.500% due 10/15/2014	1,500	1,560
5.500% due 02/15/2017	250	249
5.850% due 07/02/2013	900	933
5.850% due 12/11/2034	3,000	2,912
5.875% due 05/29/2037	100	96
6.000% due 12/13/2013	5,330	5,602
6.000% due 08/15/2017	17,150	18,236
6.010% due 01/15/2015	179	191
6.125% due 11/21/2017	14,960	16,019
6.125% due 05/15/2018	790	849
6.375% due 08/12/2014	2,300	2,438
6.500% due 08/19/2013	585	616
8.125% due 07/15/2039	13,883	16,729
8.500% due 05/22/2019	624	756
CNA Financial Corp.
5.850% due 12/15/2014	2,000	2,116
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 12/29/2049	25,608	30,878
Countrywide Financial Corp.
0.709% due 05/07/2012	1,900	1,828
5.800% due 06/07/2012	5,375	5,392
6.250% due 05/15/2016	4,140	3,659
Credit Agricole S.A.
1.702% due 01/21/2014	8,700	8,191
6.637% due 05/29/2049	11,235	6,544
Credit Suisse
5.000% due 05/15/2013	7,000	7,238
Credit Suisse USA, Inc.
6.125% due 11/15/2011	170	171
Danske Bank A/S
5.914% due 12/29/2049	10,100	8,181
Duke Realty LP
8.250% due 08/15/2019	4,100	4,709
FIA Card Services N.A.
6.625% due 06/15/2012	4,837	4,920
7.125% due 11/15/2012	1,300	1,323
Fleet Capital Trust V
1.350% due 12/18/2028	3,000	1,925
FUEL Trust
3.984% due 12/15/2022	2,000	1,962

See Accompanying Notes	Semiannual Report	September 30, 2011	83

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
General Electric Capital Corp.
0.421% due 03/15/2012	$900	$898
0.446% due 01/08/2016	200	186
0.471% due 06/20/2013	12,400	12,267
5.250% due 10/19/2012	75	78
6.000% due 08/07/2019	5,060	5,712
6.375% due 11/15/2067	2,875	2,710
6.750% due 03/15/2032	9,900	11,358
6.875% due 01/10/2039	9,095	10,498
Genworth Global Funding Trusts
0.439% due 04/15/2014	100	92
Goldman Sachs Group, Inc.
0.746% due 01/12/2015	500	463
0.805% due 03/22/2016	6,700	5,752
5.125% due 01/15/2015	7,000	7,235
5.250% due 07/27/2021	7,400	7,325
5.350% due 01/15/2016	300	311
5.375% due 03/15/2020	7,700	7,669
5.500% due 11/15/2014	281	294
5.750% due 10/01/2016	21,497	22,600
5.950% due 01/18/2018	20,075	20,715
6.000% due 06/15/2020	4,100	4,230
6.150% due 04/01/2018	44,355	46,072
6.250% due 09/01/2017	24,245	25,301
6.450% due 05/01/2036	4,700	4,293
6.750% due 10/01/2037	13,000	11,951
7.500% due 02/15/2019	39,786	44,510
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020	7,200	7,472
6.375% due 04/15/2021	2,000	2,063
Hanover Insurance Group, Inc.
6.375% due 06/15/2021	2,000	2,103
HBOS Capital Funding LP
6.071% due 06/29/2049	14,500	8,845
HBOS PLC
6.000% due 11/01/2033	1,265	821
6.750% due 05/21/2018	32,280	27,582
HCP, Inc.
5.650% due 12/15/2013	400	420
6.300% due 09/15/2016	250	268
Hospitality Properties Trust
5.125% due 02/15/2015	1,000	1,016
HSBC Bank USA N.A.
7.000% due 01/15/2039	5,600	6,180
HSBC Capital Funding LP
4.610% due 12/29/2049	17,790	15,771
HSBC Finance Corp.
0.697% due 09/14/2012	1,500	1,479
0.756% due 06/01/2016	800	714
6.676% due 01/15/2021	6,100	6,013
HSBC Holdings PLC
5.100% due 04/05/2021	35,000	36,160
6.500% due 05/02/2036	5,000	5,044
7.625% due 05/17/2032	1,230	1,301
ING Bank NV
0.876% due 01/13/2012	200	200
International Lease Finance Corp.
5.250% due 01/10/2013	5,000	4,844
5.350% due 03/01/2012	655	650
6.500% due 09/01/2014	14,390	14,462
6.750% due 09/01/2016	13,030	13,128
7.125% due 09/01/2018	7,500	7,566
Intesa Sanpaolo SpA
2.708% due 02/24/2014	20,000	18,022
JPMorgan Chase & Co.
4.250% due 10/15/2020	3,000	3,017

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.400% due 07/22/2020		$3,100	$3,146
4.625% due 05/10/2021		15,000	15,387
5.125% due 09/15/2014		135	142
5.150% due 10/01/2015		200	211
6.000% due 01/15/2018		7,245	8,087
6.300% due 04/23/2019		3,550	4,027
7.900% due 04/29/2049		23,800	24,594
JPMorgan Chase Bank N.A.
0.668% due 06/13/2016		25,750	23,653
5.875% due 06/13/2016		2,150	2,277
6.000% due 10/01/2017		20,000	21,068
JPMorgan Chase Capital XIII
1.319% due 09/30/2034		3,000	2,339
JPMorgan Chase Capital XVIII
6.950% due 08/01/2066		200	201
JPMorgan Chase Capital XX
6.550% due 09/15/2066		1,200	1,218
JPMorgan Chase Capital XXVII
7.000% due 11/01/2039		375	378
LBG Capital No.1 PLC
7.875% due 11/01/2020		8,800	6,468
8.500% due 12/29/2049		23,000	15,755
Lehman Brothers Holdings, Inc.
5.250% due 02/06/2012 (a)		75	18
5.875% due 11/15/2017 (a)		8,150	1,966
6.875% due 05/02/2018 (a)		16,693	4,152
6.875% due 07/17/2037 (a)		2,100	3
7.020% due 05/12/2014 (a)		5,190	1,174
7.500% due 05/11/2038 (a)		10,000	15
7.875% due 05/08/2018 (a)	GBP	16,500	6,626
Lloyds TSB Bank PLC
2.603% due 01/24/2014		$4,000	3,896
5.800% due 01/13/2020		15,200	14,494
6.375% due 01/21/2021		2,500	2,472
Macquarie Group Ltd.
4.875% due 08/10/2017		7,750	7,656
7.300% due 08/01/2014		6,050	6,558
MassMutual Global Funding II
2.875% due 04/21/2014		100	103
MBNA Capital
1.054% due 02/01/2027		2,000	1,294
Merrill Lynch & Co., Inc.
5.000% due 01/15/2015		500	484
5.450% due 02/05/2013		900	892
5.571% due 10/04/2012		9,100	9,333
5.700% due 05/02/2017		210	188
6.400% due 08/28/2017		26,100	25,354
6.875% due 04/25/2018		70,910	71,098
6.875% due 11/15/2018		1,200	1,206
MetLife Institutional Funding II
1.146% due 04/04/2014		5,000	4,998
MetLife, Inc.
5.000% due 11/24/2013		700	748
6.400% due 12/15/2066		30	27
6.750% due 06/01/2016		1,565	1,803
Metropolitan Life Global Funding I
5.125% due 04/10/2013		9,930	10,427
Morgan Stanley
0.546% due 01/09/2014		21,100	19,139
0.700% due 10/18/2016		13,250	10,328
0.729% due 10/15/2015		6,305	5,330
4.100% due 01/26/2015		400	382
4.750% due 04/01/2014		1,270	1,208
5.500% due 01/26/2020		10,000	9,205
5.500% due 07/24/2020		23,285	21,152
5.550% due 04/27/2017		2,630	2,538

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.625% due 09/23/2019	$3,900	$3,669
5.750% due 10/18/2016	5,000	4,945
5.950% due 12/28/2017	325	316
6.000% due 04/28/2015	16,460	16,403
6.250% due 08/28/2017	1,900	1,880
6.625% due 04/01/2018	50,780	50,492
MUFG Capital Finance Ltd.
6.346% due 07/29/2049	11,900	12,039
National Australia Bank Ltd.
5.350% due 06/12/2013	17,000	17,976
National City Bank
5.250% due 12/15/2016	10,000	10,712
National City Bank of Pennsylvania
7.250% due 10/21/2011	853	855
Nordea Bank AB
3.700% due 11/13/2014	390	397
OMX Timber Finance Investments I LLC
5.420% due 01/29/2020	200	211
Pacific Life Insurance Co.
9.250% due 06/15/2039	12,000	16,198
Pricoa Global Funding I
0.353% due 01/30/2012	965	963
Principal Life Income Funding Trusts
5.300% due 04/24/2013	200	212
ProLogis LP
4.000% due 01/15/2018	1,500	1,401
QBE Capital Funding III Ltd.
7.250% due 05/24/2041	5,000	4,533
RCI Banque S.A.
2.116% due 04/11/2014	4,900	4,639
4.600% due 04/12/2016	12,500	12,296
Regions Bank
6.450% due 06/26/2037	750	638
7.500% due 05/15/2018	4,900	4,894
Regions Financial Corp.
0.528% due 06/26/2012	6,000	5,887
4.875% due 04/26/2013	4,700	4,630
7.375% due 12/10/2037	1,000	830
Resona Bank Ltd.
5.850% due 09/29/2049	6,900	6,806
Royal Bank of Scotland Group PLC
0.519% due 08/29/2017	6,600	4,347
0.946% due 04/11/2016	40,000	28,587
2.723% due 08/23/2013	2,700	2,692
3.250% due 01/11/2014	6,000	5,823
4.875% due 08/25/2014	200	202
4.875% due 03/16/2015	990	971
5.000% due 05/17/2015	5,061	5,289
5.625% due 08/24/2020	15,000	14,532
6.400% due 10/21/2019	450	431
6.990% due 10/29/2049	26,135	16,726
7.640% due 03/29/2049	600	291
Santander U.S. Debt S.A. Unipersonal
1.169% due 03/30/2012	34,000	33,755
Simon Property Group LP
5.000% due 03/01/2012	450	454
5.750% due 12/01/2015	5,000	5,525
SL Green Realty Corp.
5.000% due 08/15/2018	6,000	5,814
SLM Corp.
0.483% due 10/25/2011	2,500	2,488
0.553% due 01/27/2014	3,454	3,172
5.000% due 10/01/2013	8,700	8,521
5.000% due 04/15/2015	600	560
5.050% due 11/14/2014	500	483
5.125% due 08/27/2012	14,000	13,997

84	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.375% due 01/15/2013	$7,500	$7,503
5.375% due 05/15/2014	18,500	18,224
5.625% due 08/01/2033	2,000	1,600
6.250% due 01/25/2016	13,500	13,270
8.000% due 03/25/2020	15,000	14,845
8.450% due 06/15/2018	10,780	11,238
SMFG Preferred Capital USD Ltd.
9.500% due 07/29/2049	17,550	19,305
Societe Generale S.A.
5.750% due 04/20/2016	21,735	19,012
State Street Capital Trust III
5.337% due 01/29/2049	5,981	5,985
State Street Capital Trust IV
1.347% due 06/01/2077	15,500	10,687
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017	2,377	2,459
SunTrust Capital VIII
6.100% due 12/01/2066	118	117
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021	7,100	7,417
UBS AG
4.875% due 08/04/2020	10,000	9,659
5.750% due 04/25/2018	50,000	51,554
5.875% due 12/20/2017	18,840	19,427
UBS Preferred Funding Trust V
6.243% due 05/29/2049	19,100	14,373
USB Capital IX
3.500% due 10/29/2049	16,250	11,477
Ventas Realty LP
3.125% due 11/30/2015	3,700	3,663
Wachovia Bank N.A.
0.677% due 03/15/2016	4,000	3,576
4.800% due 11/01/2014	1,250	1,335
Wachovia Capital Trust III
5.570% due 03/29/2049	35,010	28,839
Wachovia Corp.
0.593% due 10/28/2015	5,250	4,776
0.617% due 06/15/2017	15,071	13,614
5.500% due 05/01/2013	19,665	20,907
WEA Finance LLC
5.125% due 11/15/2014	10,990	11,573
6.750% due 09/02/2019	6,900	7,688
Wells Fargo & Co.
3.676% due 06/15/2016	3,600	3,753
4.950% due 10/16/2013	1,700	1,798
5.625% due 12/11/2017	790	895
7.980% due 03/29/2049	17,800	18,423
Wells Fargo Bank N.A.
0.500% due 05/16/2016	12,000	10,648
4.750% due 02/09/2015	2,875	3,000
Wells Fargo Capital X
5.950% due 12/01/2086	12,147	11,925
Wells Fargo Capital XIII
7.700% due 12/29/2049	30,305	30,457
Weyerhaeuser Co.
7.375% due 10/01/2019	2,900	3,211
7.375% due 03/15/2032	26,500	26,548

		2,677,429

INDUSTRIALS 21.8%
Altria Group, Inc.
7.750% due 02/06/2014	2,000	2,280
9.250% due 08/06/2019	20,000	26,284
9.700% due 11/10/2018	3,600	4,782
9.950% due 11/10/2038	10,056	14,403
10.200% due 02/06/2039	24,000	34,962

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Airlines Pass-Through Trust
5.250% due 01/31/2021	$4,244	$3,862
7.858% due 04/01/2013	1,600	1,599
American Tower Corp.
4.500% due 01/15/2018	3,500	3,512
7.250% due 05/15/2019	1,800	2,074
Anadarko Petroleum Corp.
6.200% due 03/15/2040	15,705	16,446
6.375% due 09/15/2017	2,400	2,698
7.950% due 06/15/2039	5,000	6,343
8.700% due 03/15/2019	12,300	15,551
Anheuser-Busch Cos., Inc.
4.375% due 01/15/2013	550	572
7.500% due 03/15/2012	325	334
Anheuser-Busch InBev Worldwide, Inc.
3.000% due 10/15/2012	700	715
7.750% due 01/15/2019	17,000	22,134
Apache Corp.
5.625% due 01/15/2017	200	236
ArcelorMittal
9.850% due 06/01/2019	840	954
Asciano Finance Ltd.
4.625% due 09/23/2020	4,005	3,915
Aviation Capital Group Corp.
7.125% due 10/15/2020	14,500	14,395
AWAS Aviation Capital Ltd.
7.000% due 10/15/2016	2,190	2,157
BP AMI Leasing, Inc.
5.523% due 05/08/2019	1,650	1,911
Burlington Northern Santa Fe LLC
4.100% due 06/01/2021	13,800	14,737
5.650% due 05/01/2017	1,960	2,271
8.125% due 04/15/2020	7,000	9,318
Cameron International Corp.
1.257% due 06/02/2014	2,000	2,011
Canadian National Railway Co.
6.900% due 07/15/2028	1,200	1,634
Canadian Oil Sands Ltd.
7.750% due 05/15/2019	4,300	5,275
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015	49	56
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	40	58
Comcast Cable Holdings LLC
9.800% due 02/01/2012	1,830	1,880
Comcast Corp.
5.300% due 01/15/2014	200	217
5.875% due 02/15/2018	10,000	11,613
6.500% due 01/15/2017	1,527	1,797
7.050% due 03/15/2033	5,000	6,130
Continental Airlines Pass-Through Trust
4.750% due 01/12/2021	17,500	16,800
6.000% due 01/12/2019	1,700	1,573
7.250% due 05/10/2021	857	891
7.707% due 10/02/2022	31	32
Covidien International Finance S.A.
6.000% due 10/15/2017	1,500	1,785
Cox Communications, Inc.
9.375% due 01/15/2019	1,500	2,081
CSN Resources S.A.
6.500% due 07/21/2020	2,250	2,368
CSX Corp.
5.300% due 02/15/2014	400	437
CVS Pass-Through Trust
6.943% due 01/10/2030	13,391	15,087
7.507% due 01/10/2032	194	229

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Daimler Finance North America LLC
6.500% due 11/15/2013	$140	$154
DCP Midstream Operating LP
3.250% due 10/01/2015	3,000	3,016
Delta Air Lines Pass-Through Trust
6.200% due 07/02/2018	707	729
7.750% due 06/17/2021	16,613	17,443
8.021% due 02/10/2024	452	440
Deutsche Telekom International Finance BV
4.875% due 07/08/2014	1,600	1,708
8.750% due 06/15/2030	6,000	8,039
9.250% due 06/01/2032	12,000	17,118
Dow Chemical Co.
8.550% due 05/15/2019	11,000	14,127
9.400% due 05/15/2039	5,174	8,035
El Paso Corp.
7.800% due 08/01/2031	41,285	48,275
8.050% due 10/15/2030	9,200	10,810
El Paso Natural Gas Co.
8.375% due 06/15/2032	150	198
Enbridge Energy Partners LP
5.875% due 12/15/2016	3,600	4,121
Encana Corp.
5.900% due 12/01/2017	3,950	4,504
6.625% due 08/15/2037	8,000	9,286
Energy Transfer Partners LP
5.650% due 08/01/2012	9,060	9,341
6.000% due 07/01/2013	4,110	4,349
8.500% due 04/15/2014	4,800	5,451
9.000% due 04/15/2019	10,160	12,269
9.700% due 03/15/2019	6,363	7,896
Enterprise Products Operating LLC
4.600% due 08/01/2012	1,000	1,026
5.000% due 03/01/2015	900	979
6.300% due 09/15/2017	1,875	2,181
6.500% due 01/31/2019	9,000	10,625
7.550% due 04/15/2038	200	250
9.750% due 01/31/2014	500	585
EOG Resources, Inc.
5.875% due 09/15/2017	10,000	11,818
Erac USA Finance LLC
2.250% due 01/10/2014	2,000	2,013
Express Scripts, Inc.
7.250% due 06/15/2019	1,700	2,090
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020	7,000	7,891
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	9,870	10,597
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016	130	131
6.510% due 03/07/2022	650	639
8.146% due 04/11/2018	14,000	15,505
9.250% due 04/23/2019	9,200	10,764
General Electric Co.
5.000% due 02/01/2013	325	341
5.250% due 12/06/2017	10,145	11,296
Georgia-Pacific LLC
5.400% due 11/01/2020	18,587	18,968
7.700% due 06/15/2015	150	172
8.250% due 05/01/2016	10,000	11,060
Gerdau Holdings, Inc.
7.000% due 01/20/2020	5,200	5,382
Gerdau Trade, Inc.
5.750% due 01/30/2021	700	670
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	10,800	9,974

See Accompanying Notes	Semiannual Report	September 30, 2011	85

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hess Corp.
7.300% due 08/15/2031	$2,133	$2,741
HJ Heinz Co.
15.590% due 12/01/2020	300	323
Incitec Pivot Ltd.
4.000% due 12/07/2015	7,000	7,146
International Paper Co.
7.500% due 08/15/2021	210	244
Kerr-McGee Corp.
7.875% due 09/15/2031	1,360	1,680
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039	10,000	10,805
6.850% due 02/15/2020	20,000	23,681
7.300% due 08/15/2033	5,500	6,570
Kraft Foods, Inc.
6.250% due 06/01/2012	731	757
Loews Corp.
5.250% due 03/15/2016	2,000	2,178
Lorillard Tobacco Co.
8.125% due 06/23/2019	2,100	2,467
Midcontinent Express Pipeline LLC
5.450% due 09/15/2014	14,000	15,010
6.700% due 09/15/2019	29,100	32,789
NBCUniversal Media LLC
2.875% due 04/01/2016	10,000	10,198
Northwest Pipeline GP
5.950% due 04/15/2017	990	1,143
ONEOK Partners LP
6.650% due 10/01/2036	525	614
Petrobras International Finance Co.
5.875% due 03/01/2018	8,350	8,779
6.125% due 10/06/2016	80	88
7.875% due 03/15/2019	3,500	4,095
Petroleos Mexicanos
4.875% due 03/15/2015	1,700	1,798
Plains All American Pipeline LP
6.650% due 01/15/2037	100	111
Pride International, Inc.
6.875% due 08/15/2020	20,195	23,372
8.500% due 06/15/2019	7,700	9,676
Reynolds American, Inc.
6.750% due 06/15/2017	10,800	12,472
7.250% due 06/15/2037	7,000	7,901
Rio Tinto Finance USA Ltd.
9.000% due 05/01/2019	4,835	6,524
Roche Holdings, Inc.
5.000% due 03/01/2014	127	140
Rockies Express Pipeline LLC
5.625% due 04/15/2020	39,025	37,173
6.250% due 07/15/2013	6,330	6,740
6.850% due 07/15/2018	7,295	7,683
Rohm and Haas Co.
6.000% due 09/15/2017	10,740	12,165
RR Donnelley & Sons Co.
6.125% due 01/15/2017	1,839	1,605
RZD Capital Ltd.
5.739% due 04/03/2017	13,050	13,030
TCI Communications, Inc.
8.750% due 08/01/2015	127	155
Telefonica Emisiones S.A.U.
2.582% due 04/26/2013	2,000	1,936
4.949% due 01/15/2015	19,300	19,064
Time Warner Entertainment Co. LP
10.150% due 05/01/2012	250	263

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Time Warner, Inc.
7.625% due 04/15/2031	$5	$6
7.700% due 05/01/2032	185	236
TransCanada Pipelines Ltd.
6.350% due 05/15/2067	500	499
7.125% due 01/15/2019	3,282	4,177
Transocean, Inc.
4.950% due 11/15/2015	1,800	1,899
6.000% due 03/15/2018	3,200	3,415
6.500% due 11/15/2020	22,300	24,408
6.800% due 03/15/2038	4,400	4,579
7.375% due 04/15/2018	3,364	3,858
U.S. Airways Group, Inc.
7.125% due 04/22/2025	2,900	2,755
UAL Equipment Trust AB
10.850% due 02/19/2015 (a)	627	288
UAL Pass-Through Trust
9.750% due 01/15/2017	1,867	2,045
10.020% due 03/22/2014 (a)	515	207
10.125% due 03/22/2015 (a)	1,361	545
UnitedHealth Group, Inc.
4.875% due 02/15/2013	140	147
Universal Health Services, Inc.
7.125% due 06/30/2016	500	526
Vale Overseas Ltd.
6.875% due 11/21/2036	241	261
Veolia Environnement S.A.
5.250% due 06/03/2013	1,955	2,057
Vivendi S.A.
6.625% due 04/04/2018	12,175	13,850
Wesfarmers Ltd.
2.983% due 05/18/2016	3,900	3,955
Williams Cos., Inc.
7.875% due 09/01/2021	182	216
Williams Partners LP
7.250% due 02/01/2017	350	407
Woodside Finance Ltd.
4.600% due 05/10/2021	18,300	18,969
Xstrata Canada Corp.
7.250% due 07/15/2012	635	663
Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	5,100	5,617

		991,366

UTILITIES 9.4%
AEP Texas Central Co.
6.650% due 02/15/2033	300	371
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	4,800	4,834
6.103% due 06/27/2012	2,500	2,556
7.700% due 08/07/2013	2,180	2,314
8.700% due 08/07/2018	12,600	14,632
Alabama Power Co.
5.500% due 10/15/2017	300	355
AT&T Corp.
8.000% due 11/15/2031	905	1,269
AT&T, Inc.
5.600% due 05/15/2018	4,300	4,984
5.625% due 06/15/2016	1,520	1,736
5.800% due 02/15/2019	6,300	7,396
6.150% due 09/15/2034	10,000	11,254
BellSouth Corp.
6.550% due 06/15/2034	10,000	11,657
BP Capital Markets PLC
3.125% due 10/01/2015	7,100	7,347

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.200% due 03/11/2016	$7,900	$8,250
3.750% due 06/17/2013	4,000	4,141
5.250% due 11/07/2013	50	54
British Telecommunications PLC
9.875% due 12/15/2030	3,300	4,796
Bruce Mansfield Unit
6.850% due 06/01/2034	1,648	1,769
BVPS II Funding Corp.
8.890% due 06/01/2017	1,109	1,255
Cedar Brakes LLC
9.875% due 09/01/2013	294	302
Consumers Energy Co.
5.500% due 08/15/2016	1,730	1,978
Crown Castle Towers LLC
6.113% due 01/15/2040	200	225
Dominion Resources, Inc.
5.700% due 09/17/2012	830	867
6.000% due 11/30/2017	500	593
Duke Energy Carolinas LLC
5.625% due 11/30/2012	175	184
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	3,716
EDF S.A.
6.500% due 01/26/2019	8,100	9,493
Entergy Corp.
5.125% due 09/15/2020	6,000	6,191
Entergy Gulf States Louisiana LLC
5.590% due 10/01/2024	1,500	1,726
6.000% due 05/01/2018	1,000	1,156
Entergy Louisiana LLC
6.500% due 09/01/2018	360	437
Entergy Texas, Inc.
7.125% due 02/01/2019	3,981	4,839
FirstEnergy Corp.
7.375% due 11/15/2031	288	357
FirstEnergy Solutions Corp.
6.050% due 08/15/2021	2,398	2,664
6.800% due 08/15/2039	300	330
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	12,345	13,784
10.500% due 03/25/2014	18,150	20,252
GG1C Funding Corp.
5.129% due 01/15/2014	916	939
Indiana Michigan Power Co.
7.000% due 03/15/2019	5,175	6,405
Jersey Central Power & Light Co.
7.350% due 02/01/2019	6,115	7,813
Kentucky Power Co.
6.000% due 09/15/2017	18,600	21,174
Korea Electric Power Corp.
3.000% due 10/05/2015	1,700	1,663
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	800	868
Metropolitan Edison Co.
7.700% due 01/15/2019	155	197
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	240	252
Nevada Power Co.
7.125% due 03/15/2019	5,000	6,259
NGPL PipeCo LLC
6.514% due 12/15/2012	28,218	29,380
7.119% due 12/15/2017	43,695	46,170
7.768% due 12/15/2037	4,000	3,982
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,371

86	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ohio Power Co.
6.000% due 06/01/2016	$45	$52
Pacific Bell Telephone Co.
7.125% due 03/15/2026	8,029	10,069
PacifiCorp
5.650% due 07/15/2018	971	1,172
PNPP II Funding Corp.
9.120% due 05/30/2016	886	971
PSEG Power LLC
5.320% due 09/15/2016	20,000	22,158
8.625% due 04/15/2031	6,400	8,913
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,850
Qtel International Finance Ltd.
3.375% due 10/14/2016	500	503
4.750% due 02/16/2021	1,500	1,506
Sierra Pacific Power Co.
6.750% due 07/01/2037	1,300	1,766
Telecom Italia Capital S.A.
5.250% due 11/15/2013	800	782
Telstra Corp. Ltd.
4.800% due 10/12/2021	10,000	10,500
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,600	1,604
7.250% due 02/02/2020	9,300	9,416
7.500% due 03/13/2013	500	516
7.500% due 07/18/2016	4,200	4,368
7.875% due 03/13/2018	26,650	27,982
Utility Contract Funding LLC
7.944% due 10/01/2016	384	410
Verizon Communications, Inc.
8.750% due 11/01/2018	2,500	3,356
8.950% due 03/01/2039	6,392	9,928
Verizon Global Funding Corp.
7.375% due 09/01/2012	435	460
Verizon Wireless Capital LLC
7.375% due 11/15/2013	1,201	1,348
Virginia Electric and Power Co.
5.000% due 06/30/2019	5,000	5,785
Vodafone Group PLC
5.625% due 02/27/2017	12,000	13,778

		426,730

Total Corporate Bonds & Notes (Cost $4,000,180)		4,095,525

CONVERTIBLE BONDS & NOTES 0.4%

INDUSTRIALS 0.4%
Transocean, Inc.
1.500% due 12/15/2037	19,320	19,151

Total Convertible Bonds & Notes (Cost $17,271)		19,151

MUNICIPAL BONDS & NOTES 0.4%

CALIFORNIA 0.1%
Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	5,000	5,620

ILLINOIS 0.2%
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	5,050	6,064

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW JERSEY 0.0%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	$795	$1,096

NEW YORK 0.0%
New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	620	872

TEXAS 0.1%
Dallas, Texas Area Rapid Transit Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	3,500	3,936

UTAH 0.0%
Utah State Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	725	948

Total Municipal Bonds & Notes (Cost $16,309)		18,536

U.S. GOVERNMENT AGENCIES 0.8%
Fannie Mae
4.000% due 12/01/2040 - 10/01/2041	30,911	32,432
Freddie Mac
5.000% due 01/30/2014 (h)	1,800	1,988
5.000% due 07/15/2014	600	675
Ginnie Mae
8.500% due 08/15/2030	35	43

Total U.S. Government Agencies (Cost $34,731)		35,138

U.S. TREASURY OBLIGATIONS 1.7%
U.S. Treasury Bonds
3.750% due 08/15/2041 (e)(g)(h)	62,700	73,290
5.500% due 08/15/2028	200	280
U.S. Treasury Inflation Protected Securities (c)
2.500% due 01/15/2029 (e)	1,052	1,353
U.S. Treasury Notes
2.125% due 08/15/2021	200	204

Total U.S. Treasury Obligations (Cost $72,137)		75,127

MORTGAGE-BACKED SECURITIES 0.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.526% due 01/15/2046	2,600	2,764
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024	6,000	6,028

Total Mortgage-Backed Securities (Cost $8,637)		8,792

ASSET-BACKED SECURITIES 0.0%
Denver Arena Trust
6.940% due 11/15/2019	1,069	1,098
MASTR Asset-Backed Securities Trust
0.315% due 05/25/2037	65	58
Targeted Return Index Securities Trust
6.814% due 01/15/2012	179	181
Tiers Trust
8.125% due 09/15/2017	477	501

Total Asset-Backed Securities (Cost $1,806)		1,838

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.4%
Brazil Government International Bond
8.250% due 01/20/2034	$2,500	$3,525
8.750% due 02/04/2025	3,500	4,944
Export-Import Bank of Korea
4.000% due 01/29/2021	6,700	6,235
4.125% due 09/09/2015	2,400	2,433
5.875% due 01/14/2015	200	214
Korea Housing Finance Corp.
4.125% due 12/15/2015	1,400	1,444
Mexico Government International Bond
5.950% due 03/19/2019	13,200	15,048
6.050% due 01/11/2040	16,400	18,614
Societe Financement de l’Economie Francaise
0.450% due 07/16/2012	10,700	10,730

Total Sovereign Issues (Cost $58,309)		63,187

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.6%

BANKING & FINANCE 0.6%
Wells Fargo & Co.
7.500% due 12/31/2049	27,300	28,203

Total Convertible Preferred Securities (Cost $21,287)		28,203

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Goldman Sachs Group, Inc.
3.750% due 12/31/2049	200,000	3,706
Lehman Brothers Holdings, Inc.
5.670% due 12/31/2049	5,200	2

Total Preferred Securities (Cost $5,231)		3,708

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.9%

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 10/03/2011	$2,195	2,195

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $2,239. Repurchase proceeds are $2,195.)

SHORT-TERM NOTES 0.0%
Korea Development Bank
1.212% due 11/19/2011	1,000	1,000

U.S. TREASURY BILLS 0.7%
0.018% due 10/13/2011 - 03/29/2012 (b)(d)(e)(f)	30,027	30,022

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 4.2%
	18,962,327	189,870

Total Short-Term Instruments (Cost $223,114)		223,087

See Accompanying Notes	Semiannual Report	September 30, 2011	87

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

MARKET VALUE (000S)
PURCHASED OPTIONS (j) 0.0%
(Cost $144)	$16

Total Investments 101.9% (Cost $4,513,434)	$4,625,546

Written Options (k) (0.1%) (Premiums $5,014)	(5,258)

Other Assets and Liabilities (Net) (1.8%)	(80,005)

Net Assets 100.0%	$4,540,283

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $43,753 have been pledged as collateral as of September 30, 2011 for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(f)	Securities with an aggregate market value of $250 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2011.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $26,962 at a weighted average interest rate of 0.140%. On September 30, 2011, securities valued at $28,521 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $2,211 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2014	56	$59
U.S. Treasury 10-Year Note December Futures	Long	12/2011	160	118

				$177

(i)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal Pay Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	RYL	(0.810%	)	12/20/2015	0.564%	$	2,500	$(26)	$0	$(26)
Bank of America Corp.	CBK	(1.000%	)	12/20/2016	4.177%		5,000	682	204	478
Burlington Northern Santa Fe LLC	BOA	(0.500%	)	06/20/2017	0.379%		1,000	(7)	19	(26)
Citigroup, Inc.	DUB	(1.000%	)	06/20/2016	4.471%		5,000	716	383	333
CNA Financial Corp.	CBK	(0.470%	)	12/20/2014	2.149%		2,000	103	0	103
Countrywide Financial Corp.	JPM	(0.710%	)	06/20/2016	5.446%		4,000	755	0	755
CSX Corp.	BPS	(1.000%	)	03/20/2014	0.392%		400	(6)	5	(11)
Dow Chemical Co.	CBK	(1.000%	)	06/20/2019	2.697%		2,500	273	225	48
H.J. Heinz Finance Co.	RYL	(0.380%	)	03/20/2012	0.130%		3,100	(4)	0	(4)
International Lease Finance Corp.	GST	(0.200%	)	03/20/2013	7.234%		5,000	476	0	476
JPMorgan Chase & Co.	DUB	(1.500%	)	12/20/2018	1.708%		7,300	93	0	93
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.806%		2,000	46	0	46
Merrill Lynch & Co., Inc.	UAG	(2.300%	)	06/20/2018	4.804%		1,300	163	0	163
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	8.184%		1,800	351	0	351
Universal Health Services, Inc.	BOA	(0.787%	)	06/20/2016	2.795%		500	43	33	10

								$3,658	$869	$2,789

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	1.000%	03/20/2021	4.540%	$	2,600	$(613)	$(227)	$(386)
Alcoa, Inc.	CBK	1.000%	03/20/2016	3.675%		800	(86)	(29)	(57)
Alcoa, Inc.	GST	1.000%	03/20/2016	3.675%		2,600	(279)	(112)	(167)
Alcoa, Inc.	GST	1.000%	06/20/2021	4.555%		4,100	(984)	(337)	(647)
Alcoa, Inc.	HUS	1.000%	03/20/2016	3.675%		3,600	(385)	(184)	(201)

88	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	MYC	1.000%	03/20/2016	3.675%	$	28,600	$(3,063)	$(1,039)	$(2,024)
Alcoa, Inc.	MYC	1.000%	06/20/2021	4.555%		8,500	(2,040)	(748)	(1,292)
Altria Group, Inc.	MYC	1.000%	12/20/2011	0.257%		4,500	9	21	(12)
American Express Co.	JPM	2.750%	03/20/2014	0.857%		400	19	0	19
American International Group, Inc.	BRC	1.150%	06/20/2013	3.580%		7,100	(281)	0	(281)
American International Group, Inc.	DUB	1.920%	03/20/2013	3.420%		7,000	(144)	0	(144)
American International Group, Inc.	DUB	1.430%	06/20/2013	3.580%		25,000	(871)	0	(871)
American International Group, Inc.	RYL	1.200%	06/20/2013	3.580%		1,700	(66)	0	(66)
ArcelorMittal	BOA	1.000%	12/20/2015	6.374%		5,700	(1,053)	(383)	(670)
ArcelorMittal	BOA	1.000%	06/20/2021	6.445%		4,500	(1,420)	(504)	(916)
ArcelorMittal	BPS	1.000%	03/20/2016	6.387%		12,000	(2,318)	(623)	(1,695)
ArcelorMittal	BRC	1.000%	03/20/2016	6.387%		6,200	(1,198)	(304)	(894)
ArcelorMittal	CBK	1.000%	03/20/2016	6.387%		1,200	(231)	(49)	(182)
ArcelorMittal	FBF	1.000%	03/20/2016	6.387%		5,600	(1,081)	(286)	(795)
ArcelorMittal	GST	1.000%	03/20/2016	6.387%		3,900	(753)	(207)	(546)
ArcelorMittal	HUS	1.000%	03/20/2016	6.387%		700	(135)	(31)	(104)
ArcelorMittal	JPM	1.000%	12/20/2015	6.374%		2,200	(406)	(147)	(259)
ArcelorMittal	MYC	1.000%	03/20/2016	6.387%		5,800	(1,120)	(354)	(766)
Bank of America Corp.	JPM	1.000%	09/20/2012	4.591%		100	(3)	(4)	1
Berkshire Hathaway Finance Corp.	FBF	1.000%	09/20/2015	2.286%		10,000	(474)	(433)	(41)
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2015	2.189%		5,000	(193)	(62)	(131)
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2015	2.286%		20,000	(947)	(563)	(384)
BHP Billiton Finance USA Ltd.	FBF	1.000%	09/20/2015	1.292%		1,700	(19)	(10)	(9)
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	1.292%		600	(7)	(3)	(4)
BHP Billiton Finance USA Ltd.	MYC	1.000%	12/20/2011	0.878%		5,000	3	22	(19)
BHP Billiton Finance USA Ltd.	MYC	1.000%	09/20/2015	1.292%		10,300	(111)	(42)	(69)
BHP Billiton Finance USA Ltd.	RYL	1.000%	09/20/2015	1.292%		5,500	(59)	(13)	(46)
BP Capital Markets America, Inc.	DUB	1.000%	03/20/2016	1.486%		1,900	(38)	4	(42)
BP Capital Markets America, Inc.	GST	1.000%	03/20/2016	1.486%		2,300	(47)	4	(51)
BP Capital Markets America, Inc.	GST	1.000%	06/20/2016	1.518%		10,700	(243)	94	(337)
BP Capital Markets America, Inc.	JPM	1.000%	09/20/2012	0.830%		6,600	13	(113)	126
BP Capital Markets America, Inc.	JPM	1.000%	03/20/2016	1.486%		2,700	(55)	5	(60)
Brazil Government International Bond	BOA	1.000%	12/20/2015	1.824%		10,600	(348)	(89)	(259)
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.786%		5,100	(152)	(44)	(108)
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.824%		13,700	(451)	(129)	(322)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.743%		5,100	(135)	(31)	(104)
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.824%		4,900	(161)	(36)	(125)
Brazil Government International Bond	RYL	1.000%	06/20/2015	1.743%		14,000	(368)	(160)	(208)
Brazil Government International Bond	UAG	1.000%	06/20/2015	1.743%		3,150	(83)	(38)	(45)
Canadian Natural Resources Ltd.	GST	1.000%	12/20/2015	1.472%		3,000	(56)	9	(65)
Canadian Natural Resources Ltd.	HUS	1.000%	09/20/2015	1.426%		2,100	(34)	(7)	(27)
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	1.426%		4,100	(66)	(14)	(52)
Canadian Natural Resources Ltd.	MYC	1.000%	12/20/2015	1.472%		1,800	(34)	6	(40)
Canadian Natural Resources Ltd.	RYL	1.000%	09/20/2015	1.426%		8,500	(135)	(40)	(95)
Canadian Natural Resources Ltd.	SOG	1.000%	12/20/2015	1.472%		100	(2)	0	(2)
Caterpillar, Inc.	BOA	1.000%	03/20/2016	0.960%		3,400	7	47	(40)
Caterpillar, Inc.	JPM	1.000%	03/20/2016	0.960%		2,200	4	30	(26)
China Government International Bond	BRC	1.000%	06/20/2015	1.755%		2,000	(53)	38	(91)
China Government International Bond	CBK	1.000%	09/20/2015	1.796%		8,600	(256)	107	(363)
China Government International Bond	DUB	1.000%	09/20/2015	1.796%		12,000	(357)	108	(465)
China Government International Bond	DUB	1.000%	12/20/2015	1.832%		600	(20)	10	(30)
China Government International Bond	HUS	1.000%	06/20/2015	1.755%		2,100	(55)	37	(92)
China Government International Bond	HUS	1.000%	09/20/2015	1.796%		2,000	(59)	26	(85)
China Government International Bond	RYL	1.000%	06/20/2015	1.755%		10,000	(265)	194	(459)
China Government International Bond	UAG	1.000%	06/20/2015	1.755%		9,000	(238)	175	(413)
Citigroup, Inc.	BRC	0.290%	09/20/2012	2.823%		20,000	(486)	0	(486)
Citigroup, Inc.	JPM	0.290%	09/20/2012	2.823%		20,000	(486)	0	(486)
Citigroup, Inc.	MYC	1.500%	06/20/2013	3.016%		1,500	(37)	0	(37)
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	09/20/2015	1.079%		3,400	(10)	(17)	7
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	06/20/2016	1.188%		2,400	(20)	0	(20)
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	09/20/2015	1.079%		4,000	(11)	(23)	12
Emirate of Abu Dhabi Government International Bond	GST	1.000%	09/20/2015	1.079%		1,000	(3)	(4)	1
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	09/20/2015	1.079%		2,000	(6)	(8)	2
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	09/20/2015	1.079%		8,200	(21)	(43)	22
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.152%		200	(2)	(2)	0
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	12/20/2015	1.111%		7,800	(33)	31	(64)

See Accompanying Notes	Semiannual Report	September 30, 2011	89

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	03/20/2016	1.152%	$	400	$(3)	$(1)	$(2)
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	1.152%		500	(3)	0	(3)
Ensco PLC	FBF	1.000%	03/20/2014	1.056%		7,000	(7)	(52)	45
Freeport-McMoRan Copper & Gold, Inc.	CBK	1.000%	06/20/2016	2.196%		9,500	(496)	(102)	(394)
General Electric Capital Corp.	BOA	5.000%	06/20/2012	2.044%		100	3	2	1
General Electric Capital Corp.	BOA	7.000%	06/20/2013	2.763%		200	15	0	15
General Electric Capital Corp.	BPS	1.500%	03/20/2013	2.673%		25,000	(409)	0	(409)
General Electric Capital Corp.	BRC	0.630%	12/20/2012	2.549%		4,200	(96)	0	(96)
General Electric Capital Corp.	BRC	1.450%	03/20/2013	2.673%		4,500	(77)	0	(77)
General Electric Capital Corp.	BRC	1.280%	06/20/2013	2.763%		25,000	(609)	0	(609)
General Electric Capital Corp.	BRC	4.450%	12/20/2013	2.882%		13,000	455	0	455
General Electric Capital Corp.	CBK	1.310%	03/20/2013	2.673%		12,000	(230)	0	(230)
General Electric Capital Corp.	DUB	1.070%	12/20/2012	2.549%		5,430	(95)	0	(95)
General Electric Capital Corp.	DUB	4.820%	12/20/2013	2.882%		24,500	1,055	0	1,055
General Electric Capital Corp.	DUB	1.000%	03/20/2016	3.026%		1,300	(105)	(105)	0
Goldman Sachs Group, Inc.	RYL	1.600%	03/20/2013	3.360%		4,600	(113)	0	(113)
Goldman Sachs Group, Inc.	UAG	0.900%	09/20/2012	3.180%		10,000	(216)	0	(216)
JPMorgan Chase & Co.	RYL	1.050%	03/20/2013	1.138%		4,500	(4)	0	(4)
MetLife, Inc.	BOA	1.000%	09/20/2015	3.199%		35,000	(2,771)	(2,615)	(156)
MetLife, Inc.	BOA	1.000%	03/20/2016	3.308%		2,500	(230)	(84)	(146)
MetLife, Inc.	DUB	1.000%	09/20/2015	3.199%		15,000	(1,187)	(855)	(332)
MetLife, Inc.	FBF	1.000%	09/20/2015	3.199%		10,000	(792)	(858)	66
MetLife, Inc.	JPM	1.000%	09/20/2015	3.199%		1,000	(79)	(59)	(20)
MetLife, Inc.	UAG	1.000%	03/20/2016	3.308%		30,000	(2,757)	(469)	(2,288)
Mexico Government International Bond	BRC	1.000%	06/20/2015	1.739%		2,000	(52)	(1)	(51)
Mexico Government International Bond	BRC	1.000%	09/20/2015	1.786%		12,700	(376)	(162)	(214)
Mexico Government International Bond	BRC	1.000%	12/20/2015	1.827%		7,800	(257)	(123)	(134)
Mexico Government International Bond	CBK	1.000%	06/20/2015	1.739%		10,000	(262)	(48)	(214)
Mexico Government International Bond	DUB	1.000%	09/20/2015	1.786%		2,200	(65)	(22)	(43)
Mexico Government International Bond	JPM	1.000%	09/20/2015	1.786%		300	(9)	(4)	(5)
Mexico Government International Bond	UAG	1.000%	06/20/2015	1.739%		5,100	(134)	(32)	(102)
Morgan Stanley	GST	4.100%	06/20/2012	5.557%		30,000	(265)	0	(265)
Morgan Stanley	GST	0.900%	09/20/2012	5.580%		4,400	(192)	0	(192)
Morgan Stanley	RYL	2.000%	03/20/2013	5.543%		4,700	(227)	0	(227)
Pacific Gas & Electric Co.	JPM	1.000%	12/20/2011	0.477%		6,000	9	33	(24)
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.690%		3,600	47	(15)	62
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.690%		6,600	87	(21)	108
Prudential Financial, Inc.	BOA	1.000%	03/20/2016	2.934%		25,000	(1,948)	(390)	(1,558)
Prudential Financial, Inc.	DUB	1.000%	03/20/2016	2.934%		1,000	(78)	(19)	(59)
Prudential Financial, Inc.	JPM	1.000%	12/20/2012	1.925%		2,900	(32)	14	(46)
Prudential Financial, Inc.	UAG	1.000%	12/20/2011	1.769%		2,500	(3)	6	(9)
Prudential Financial, Inc.	UAG	1.000%	12/20/2012	1.925%		7,100	(77)	(61)	(16)
Qatar Government International Bond	FBF	1.000%	03/20/2016	1.123%		400	(2)	0	(2)
Qatar Government International Bond	JPM	1.000%	03/20/2016	1.123%		2,000	(10)	0	(10)
Republic of Italy Government Bond	GST	1.000%	09/20/2016	4.692%		5,500	(831)	(459)	(372)
Rogers Communications, Inc.	DUB	1.000%	06/20/2016	0.868%		1,800	12	13	(1)
Russia Government International Bond	BRC	1.000%	12/20/2011	1.696%		400	0	2	(2)
Russia Government International Bond	JPM	1.000%	06/20/2015	2.849%		6,800	(437)	(110)	(327)
Russia Government International Bond	MYC	1.000%	06/20/2015	2.849%		1,700	(109)	(26)	(83)
Shell International Finance BV	DUB	1.000%	06/20/2016	1.018%		1,400	0	28	(28)
Shell International Finance BV	JPM	1.000%	03/20/2016	0.994%		6,900	4	132	(128)
South Korea Government Bond	BRC	1.000%	09/20/2015	1.984%		2,700	(99)	(17)	(82)
South Korea Government Bond	BRC	1.000%	12/20/2015	2.017%		2,700	(108)	29	(137)
South Korea Government Bond	JPM	1.000%	06/20/2015	1.947%		3,100	(103)	27	(130)
South Korea Government Bond	JPM	1.000%	09/20/2015	1.984%		1,500	(55)	(6)	(49)
South Korea Government Bond	UAG	1.000%	06/20/2015	1.947%		15,600	(517)	163	(680)
South Korea Government Bond	UAG	1.000%	09/20/2015	1.984%		9,500	(348)	(32)	(316)
South Korea Government Bond	UAG	1.000%	12/20/2015	2.017%		9,500	(380)	82	(462)
Teck Resources Ltd.	BRC	1.000%	12/20/2015	2.003%		3,300	(131)	(49)	(82)
Teck Resources Ltd.	BRC	1.000%	03/20/2016	2.120%		8,000	(373)	(19)	(354)
Telefonica Europe BV	JPM	1.000%	09/20/2012	3.035%		10,000	(192)	(94)	(98)
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.734%		4,200	40	26	14
Toyota Motor Corp.	BRC	1.000%	03/20/2015	0.734%		3,300	32	16	16
Verizon Communications, Inc.	BRC	1.000%	06/20/2013	0.210%		795	11	6	5
Verizon Communications, Inc.	CBK	1.000%	06/20/2013	0.210%		200	3	2	1

							$(41,289)	$(12,853)	$(28,436)

90	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-15 5-Year Index	UAG	1.000%	12/20/2015	$	55	$(1)	$0	$(1)
CDX.IG-16 5-Year Index	BOA	1.000%	06/20/2016		130,650	(2,028)	352	(2,380)
CDX.IG-16 5-Year Index	BPS	1.000%	06/20/2016		6,000	(93)	(74)	(19)
CDX.IG-16 5-Year Index	DUB	1.000%	06/20/2016		79,500	(1,233)	166	(1,399)
CDX.IG-16 5-Year Index	MYC	1.000%	06/20/2016		509,400	(7,906)	1,248	(9,154)

						$(11,261)	$1,692	$(12,953)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Purchased options outstanding on September 30, 2011:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.250%	04/30/2012	$	37,800	$144	$16

(k)	Written options outstanding on September 30, 2011:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar June Futures	$99.500	06/18/2012	319	$79	$(170)
Call - CME 90-Day Eurodollar June Futures	99.500	06/18/2012	319	167	(98)
Put - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	1,128	372	(768)
Call - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	1,128	324	(162)

				$942	$(1,198)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$	80,900	$143	$(15)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		37,800	134	(93)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		37,800	134	(136)
Call - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.600%	08/13/2012		26,800	56	(46)
Put - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		26,800	56	(48)
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012		37,800	52	(24)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		37,800	52	(103)
Call - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.625%	06/17/2013		1,844,200	1,314	(1,215)
Put - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.625%	06/17/2013		1,844,200	1,314	(1,478)

								$3,255	$(3,158)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	2.000%	12/21/2011	$	69,600	$285	$(275)
Put - OTC CDX.IG-16 5-Year Index	BPS	Sell	1.800%	12/21/2011		29,100	141	(150)

See Accompanying Notes	Semiannual Report	September 30, 2011	91

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

Credit Default Swaptions on Credit Indices (Cont.)
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-16 5-Year Index	JPM	Sell	1.700%	12/21/2011	$	10,000	$44	$(60)
Put - OTC CDX.IG-17 5-Year Index	BRC	Sell	1.900%	12/21/2011		28,500	118	(166)
Put - OTC CDX.IG-17 5-Year Index	GST	Sell	1.900%	12/21/2011		43,000	229	(251)

							$817	$(902)

Transactions in written call and put options for the period ended September 30, 2011:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2011	0	$0	$0
Sales	2,894	4,154,300	5,014
Closing Buys	0	0	0
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2011	2,894	$4,154,300	$5,014

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Bank Loan Obligations	$0	$53,238	$0	$53,238
Corporate Bonds & Notes
Banking & Finance	0	2,677,218	211	2,677,429
Industrials	0	943,197	48,169	991,366
Utilities	0	426,730	0	426,730
Convertible Bonds & Notes
Industrials	0	19,151	0	19,151
Municipal Bonds & Notes
California	0	5,620	0	5,620
Illinois	0	6,064	0	6,064
New Jersey	0	1,096	0	1,096
New York	0	872	0	872
Texas	0	3,936	0	3,936
Utah	0	948	0	948
U.S. Government Agencies	0	35,138	0	35,138
U.S. Treasury Obligations	0	75,127	0	75,127
Mortgage-Backed Securities	0	8,792	0	8,792
Asset-Backed Securities	0	1,838	0	1,838
Sovereign Issues	0	63,187	0	63,187
Convertible Preferred Securities
Banking & Finance	28,203	0	0	28,203
Preferred Securities
Banking & Finance	3,708	0	0	3,708

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Short-Term Instruments
Repurchase Agreements	$0	$2,195	$0	$2,195
Short-Term Notes	0	1,000	0	1,000
U.S. Treasury Bills	0	30,022	0	30,022
PIMCO Short-Term Floating NAV Portfolio	189,870	0	0	189,870
Purchased Options
Interest Rate Contracts	0	16	0	16
	$221,781	$4,355,385	$48,380	$4,625,546

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	4,889	0	4,889
Interest Rate Contracts	177	0	0	177
	$177	$4,889	$0	$5,066

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(44,391)	0	(44,391)
Interest Rate Contracts	0	(4,356)	0	(4,356)
	$0	$(48,747)	$0	$(48,747)

Totals	$221,958	$4,311,527	$48,380	$4,581,865

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (8)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$21,753	$0	$0	$0	$0	$(5,787)	$0	$(15,755)	$211	$2
Industrials	53,727	9,663	(13,260)	(248)	108	(1,821)	0	0	48,169	(1,691)
Short-Term Instruments
Short-Term Notes	989	0	0	1	0	10	0	(1,000)	0	0

	$76,469	$9,663	$(13,260)	$(247)	$108	$(7,598)	$0	$(16,755)	$48,380	$(1,689)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.

92	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(m)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$16	$16
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	17	17
Unrealized appreciation on OTC swap agreements	0	4,889	0	0	0	4,889

	$0	$4,889	$0	$0	$33	$4,922

Liabilities:
Written options outstanding	$0	$902	$0	$0	$4,356	$5,258
Unrealized depreciation on OTC swap agreements	0	(43,489)	0	0	0	(43,489)

	$0	$(42,587)	$0	$0	$4,356	$(38,231)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$8,697	$0	$0	$1,176	$9,873

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$0	$0	$(128)	$(128)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	0	(53,617)	0	0	(60)	(53,677)

	$0	$(53,617)	$0	$0	$(188)	$(53,805)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $177 as reported in the Notes to Schedule of Investments.

(n)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral Pledged	Net Exposures (1)
BOA	$(9,925)	$9,806	$(119)
BPS	(3,589)	3,100	(489)
BRC	(4,026)	3,137	(889)
CBK	(520)	350	(170)
DUB	(2,341)	1,510	(831)
FBF	(2,375)	2,082	(293)
GLM	1	0	1
GST	(3,428)	2,670	(758)
HUS	(674)	610	(64)
JPM	(2,815)	2,405	(410)
MYC	(14,525)	11,734	(2,791)
RYL	(3,996)	1,027	(2,969)
SOG	(2)	0	(2)
UAG	(4,721)	4,070	(651)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Semiannual Report	September 30, 2011	93

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.0%
Delos Aircraft, Inc
7.000% due 03/17/2016		$2,300	$2,306
Delphi Corp.
3.500% due 03/31/2017		855	848
International Lease Finance Corp.
6.750% due 03/17/2015		1,200	1,204

Total Bank Loan Obligations (Cost $4,302)			4,358

CORPORATE BONDS & NOTES 77.3%

BANKING & FINANCE 27.4%
Allstate Corp.
6.500% due 05/15/2057		7,425	6,645
American Express Co.
6.800% due 09/01/2066		4,500	4,376
8.150% due 03/19/2038		34,906	50,159
American International Group, Inc.
4.250% due 05/15/2013		225	225
5.600% due 10/18/2016		1,500	1,486
5.850% due 01/16/2018		2,524	2,509
8.175% due 05/15/2068		10,000	8,862
8.250% due 08/15/2018		4,200	4,673
Anadarko Finance Co.
7.500% due 05/01/2031		11,024	13,117
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	5,000	4,678
Banco Bilbao Vizcaya Argentaria S.A.
4.125% due 01/13/2014	EUR	1,300	1,746
Banco do Brasil S.A.
4.500% due 01/20/2016		4,000	5,205
6.000% due 01/22/2020		$10,200	11,016
Bank of America Corp.
4.750% due 04/03/2017	EUR	4,000	4,782
4.750% due 05/06/2019		1,700	1,629
5.625% due 07/01/2020		$7,700	7,113
5.650% due 05/01/2018		32,100	30,552
5.750% due 12/01/2017		5,000	4,699
5.875% due 01/05/2021		3,700	3,469
6.000% due 09/01/2017		5,400	5,206
6.500% due 08/01/2016		1,000	995
7.000% due 06/15/2016	EUR	2,100	2,818
7.625% due 06/01/2019		$22,610	23,811
Bank of India
6.250% due 02/16/2021		2,000	1,959
Bank One Corp.
8.000% due 04/29/2027		3,600	4,672
Barclays Bank PLC
5.000% due 09/22/2016		4,800	4,819
6.050% due 12/04/2017		4,000	3,679
6.369% due 06/29/2049	GBP	100	105
7.434% due 09/29/2049		$19,000	15,675
10.179% due 06/12/2021		10,940	11,739
14.000% due 11/29/2049	GBP	800	1,317
Barrick International Barbados Corp.
6.350% due 10/15/2036		$1,300	1,531
BBVA Bancomer S.A.
6.500% due 03/10/2021		25,600	23,872
7.250% due 04/22/2020		750	733
Bear Stearns Cos. LLC
4.650% due 07/02/2018		2,000	2,103
6.400% due 10/02/2017		20,000	22,754
7.250% due 02/01/2018		5,800	6,853
BellSouth Capital Funding Corp.
7.875% due 02/15/2030		7,000	9,443

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BM&FBovespa S.A.
5.500% due 07/16/2020		$1,000	$994
BNP Paribas S.A.
5.000% due 01/15/2021		30,600	30,055
5.186% due 06/29/2049		6,100	4,270
7.195% due 06/29/2049 (e)		17,300	13,494
7.781% due 06/29/2049	EUR	4,000	4,317
BPCE S.A.
5.250% due 07/29/2049		5,200	3,727
Cantor Fitzgerald LP
7.875% due 10/15/2019		$6,690	6,978
Capital One Bank USA N.A.
8.800% due 07/15/2019		9,500	11,221
Capital One Capital V
10.250% due 08/15/2039		6,769	6,913
Capital One Capital VI
8.875% due 05/15/2040		36,025	36,805
Caterpillar Financial Australia Ltd.
5.620% due 06/14/2013	AUD	4,000	3,867
CBA Capital Trust II
6.024% due 03/29/2049		$4,000	3,741
Chubb Corp.
6.375% due 03/29/2067		1,000	974
6.500% due 05/15/2038		200	249
CIT Group, Inc.
7.000% due 05/01/2014		151	154
7.000% due 05/01/2015		271	269
7.000% due 05/01/2016		451	438
7.000% due 05/01/2017		631	613
Citigroup Capital XXI
8.300% due 12/21/2077		7,600	7,467
Citigroup, Inc.
0.862% due 08/25/2036		1,000	658
5.850% due 12/11/2034		8,500	8,251
5.875% due 05/29/2037		4,527	4,352
6.000% due 08/15/2017		20,000	21,267
6.125% due 05/15/2018		1,600	1,720
6.625% due 06/15/2032		900	874
6.875% due 03/05/2038		2,110	2,303
8.125% due 07/15/2039		120,487	145,190
8.500% due 05/22/2019		11,000	13,320
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
5.250% due 05/24/2041		32,800	36,189
6.875% due 03/19/2020	EUR	17,200	20,976
11.000% due 12/29/2049		$14,800	17,846
Countrywide Capital III
8.050% due 06/15/2027		2,680	2,486
Credit Agricole S.A.
5.136% due 12/29/2049	GBP	5,000	4,054
8.375% due 10/29/2049		$5,520	4,375
Fairfax Financial Holdings Ltd.
5.800% due 05/15/2021		15,000	14,325
First Union Capital II
7.950% due 11/15/2029		1,000	1,043
General Electric Capital Corp.
0.436% due 10/06/2015		600	564
0.648% due 05/05/2026		2,300	1,848
0.766% due 08/15/2036		4,000	3,139
5.875% due 01/14/2038		86,663	89,343
6.150% due 08/07/2037		8,385	9,014
6.875% due 01/10/2039		33,964	39,204
General Electric Capital Services, Inc.
7.500% due 08/21/2035		5,368	6,574

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Goldman Sachs Group, Inc.
5.375% due 03/15/2020		$15,000	$14,940
5.950% due 01/15/2027		210	206
6.000% due 06/15/2020		300	310
6.125% due 02/15/2033		7,400	7,468
6.150% due 04/01/2018		4,700	4,882
6.250% due 09/01/2017		20,000	20,871
6.250% due 02/01/2041		11,100	10,855
6.450% due 05/01/2036		4,000	3,653
6.750% due 10/01/2037		47,600	43,760
7.500% due 02/15/2019		86,050	96,267
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		8,400	8,717
HBOS PLC
1.069% due 09/30/2016		1,000	756
2.212% due 03/29/2016	EUR	1,054	1,074
6.000% due 11/01/2033		$3,500	2,272
6.750% due 05/21/2018		20,623	17,622
HCP, Inc.
6.750% due 02/01/2041		4,700	5,069
Health Care REIT, Inc.
6.500% due 03/15/2041		30,000	28,615
HSBC Bank USA N.A.
7.000% due 01/15/2039		8,600	9,490
HSBC Capital Funding LP
4.610% due 12/29/2049		4,600	4,078
10.176% due 12/29/2049		2,122	2,599
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		4,300	3,590
HSBC Finance Corp.
6.676% due 01/15/2021		19,400	19,124
HSBC Holdings PLC
5.100% due 04/05/2021		46,600	48,145
6.500% due 05/02/2036		13,300	13,418
6.500% due 09/15/2037		2,100	2,072
6.800% due 06/01/2038		14,400	14,474
7.350% due 11/27/2032		2,400	2,468
International Lease Finance Corp.
5.750% due 05/15/2016		3,200	2,849
7.125% due 09/01/2018		30,700	30,969
Intesa Sanpaolo SpA
6.500% due 02/24/2021		10,000	8,910
8.375% due 10/29/2049	EUR	3,800	3,464
JPMorgan Chase & Co.
4.250% due 10/15/2020		$24,600	24,739
4.400% due 07/22/2020		13,400	13,601
4.625% due 05/10/2021		25,000	25,644
4.950% due 03/25/2020		6,100	6,470
5.600% due 07/15/2041		67,800	71,275
6.000% due 01/15/2018		1,500	1,674
6.300% due 04/23/2019		12,100	13,726
6.400% due 05/15/2038		28,024	32,142
7.900% due 04/29/2049		34,887	36,051
JPMorgan Chase Bank N.A.
0.668% due 06/13/2016		2,100	1,929
JPMorgan Chase Capital XIII
1.319% due 09/30/2034		2,000	1,559
JPMorgan Chase Capital XVIII
6.950% due 08/01/2066		1,000	1,003
JPMorgan Chase Capital XX
6.550% due 09/15/2066		500	508
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		2,500	2,504
JPMorgan Chase Capital XXV
6.800% due 10/01/2037		1,099	1,109

94	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Chase Capital XXVII
7.000% due 11/01/2039		$200	$202
Lloyds TSB Bank PLC
5.800% due 01/13/2020		7,300	6,961
6.375% due 01/21/2021		45,099	44,600
Macquarie Bank Ltd.
6.625% due 04/07/2021		37,200	35,054
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		2,400	3,634
Merrill Lynch & Co., Inc.
1.840% due 05/30/2014	EUR	6,200	7,224
2.077% due 09/14/2018		7,730	6,446
5.700% due 05/02/2017		$400	357
6.400% due 08/28/2017		1,645	1,598
6.875% due 04/25/2018		86,320	86,549
6.875% due 11/15/2018		2,500	2,512
7.750% due 05/14/2038		15,700	14,655
MetLife Capital Trust X
9.250% due 04/08/2068		12,700	14,351
MetLife, Inc.
6.375% due 06/15/2034		250	295
Morgan Stanley
1.870% due 03/01/2013	EUR	700	887
2.001% due 04/13/2016		450	497
5.375% due 08/10/2020		3,500	4,211
5.500% due 07/24/2020		$17,700	16,079
5.625% due 09/23/2019		29,500	27,750
5.750% due 01/25/2021		10,000	9,229
6.625% due 04/01/2018		8,100	8,054
7.300% due 05/13/2019		40,410	41,750
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		10,590	11,954
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		3,150	4,433
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		16,000	18,727
New York Life Insurance Co.
6.750% due 11/15/2039		9,750	12,126
Northwestern Mutual Life Insurance
6.063% due 03/30/2040		29,900	35,432
Pacific Life Insurance Co.
9.250% due 06/15/2039		87,156	117,644
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		4,000	4,944
Prudential Financial, Inc.
6.200% due 11/15/2040		9,800	10,127
6.625% due 12/01/2037		3,000	3,302
Qatari Diar Finance QSC
5.000% due 07/21/2020		9,600	10,296
QBE Capital Funding III Ltd.
7.250% due 05/24/2041		10,000	9,066
Rabobank Capital Funding Trust III
5.254% due 12/29/2049		500	488
Regions Bank
6.450% due 06/26/2037		15,395	13,086
Regions Financial Corp.
7.375% due 12/10/2037		5,470	4,540
Royal Bank of Scotland Group PLC
4.350% due 01/23/2017	EUR	5,000	4,915
4.875% due 08/25/2014		$5,000	5,040
4.875% due 01/20/2017	EUR	900	1,114
5.000% due 05/17/2015		$10,038	10,490
5.500% due 03/23/2020	EUR	8,100	9,796
7.500% due 04/29/2024	GBP	4,000	6,220

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		$3,200	$3,164
7.750% due 05/29/2018		6,600	6,946
Santander Issuances S.A. Unipersonal
5.750% due 01/31/2018	GBP	4,000	5,583
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$1,000	965
5.499% due 07/07/2015		5,850	5,799
Simon Property Group LP
6.750% due 02/01/2040		5,000	6,076
SLM Corp.
0.553% due 01/27/2014		200	184
1.858% due 06/17/2013	EUR	3,800	4,846
3.125% due 09/17/2012		3,100	4,094
4.280% due 01/26/2015 (k)	HKD	15,000	1,849
4.875% due 12/17/2012	GBP	600	919
5.000% due 10/01/2013		$3,320	3,252
5.000% due 04/15/2015		1,400	1,307
5.125% due 08/27/2012		700	700
5.375% due 01/15/2013		2,200	2,201
5.375% due 05/15/2014		2,525	2,487
5.625% due 08/01/2033		27,845	22,281
6.250% due 01/25/2016		7,500	7,372
8.000% due 03/25/2020		9,300	9,204
8.450% due 06/15/2018		10,200	10,633
State Street Capital Trust III
5.337% due 01/29/2049		100	100
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		59,705	73,602
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	196	335
UBS AG
4.875% due 08/04/2020		$5,500	5,312
5.750% due 04/25/2018		22,725	23,431
5.875% due 12/20/2017		4,600	4,743
UBS Preferred Funding Trust V
6.243% due 05/29/2049		800	602
Wachovia Bank N.A.
5.850% due 02/01/2037		5,901	6,167
6.600% due 01/15/2038		6,302	7,262
Wachovia Corp.
0.593% due 10/28/2015		8,000	7,278
0.619% due 10/15/2016		1,400	1,287
WEA Finance LLC
6.750% due 09/02/2019		2,500	2,785
Wells Fargo & Co.
5.375% due 02/07/2035		4,900	5,252
5.625% due 12/11/2017		200	227
Wells Fargo Bank N.A.
5.950% due 08/26/2036		1,500	1,604
Wells Fargo Capital X
5.950% due 12/01/2086		2,100	2,062
Wells Fargo Capital XIII
7.700% due 12/29/2049		59,385	59,682
Weyerhaeuser Co.
6.875% due 12/15/2033		4,825	4,695
6.950% due 10/01/2027		4,500	4,836
7.375% due 10/01/2019		13,000	14,396
7.375% due 03/15/2032		57,086	57,190
7.950% due 03/15/2025		800	924

			2,573,676

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 37.3%
AGL Capital Corp.
5.875% due 03/15/2041	$7,500	$8,689
Alcoa, Inc.
5.900% due 02/01/2027	9,300	9,246
5.950% due 02/01/2037	38,631	36,200
Altria Group, Inc.
9.250% due 08/06/2019	800	1,051
9.700% due 11/10/2018	5,000	6,642
9.950% due 11/10/2038	26,845	38,450
10.200% due 02/06/2039	66,345	96,648
America Movil S.A.B. de C.V.
6.125% due 03/30/2040	40,400	42,420
American Airlines Pass-Through Trust
5.250% due 01/31/2021	8,234	7,493
10.375% due 07/02/2019	25,423	27,710
Amgen, Inc.
4.950% due 10/01/2041	800	876
5.650% due 06/15/2042	2,900	3,531
6.375% due 06/01/2037	1,150	1,479
6.400% due 02/01/2039	4,700	6,225
Anadarko Holding Co.
7.150% due 05/15/2028	14,050	15,929
Anadarko Petroleum Corp.
6.200% due 03/15/2040	33,450	35,028
6.375% due 09/15/2017	4,200	4,721
6.450% due 09/15/2036	10,700	11,380
7.000% due 11/15/2027	1,000	1,104
7.950% due 06/15/2039	35,960	45,618
Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037	400	525
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/2039	20,790	31,575
Apache Corp.
5.100% due 09/01/2040	2,100	2,359
ArcelorMittal
6.750% due 03/01/2041	20,910	18,161
7.000% due 10/15/2039	45,995	41,223
Archer-Daniels-Midland Co.
5.765% due 03/01/2041	20,000	25,228
Asciano Finance Ltd.
6.000% due 04/07/2023	22,500	23,876
Aviation Capital Group Corp.
7.125% due 10/15/2020	22,900	22,734
AWAS Aviation Capital Ltd.
7.000% due 10/15/2016	4,474	4,407
Barrick Gold Finance Co.
5.800% due 11/15/2034	4,455	4,981
Barrick North America Finance LLC
5.700% due 05/30/2041	30,576	33,082
7.500% due 09/15/2038	6,200	8,325
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	11,469	12,467
Boston Scientific Corp.
5.450% due 06/15/2014	4,500	4,846
6.000% due 01/15/2020	5,100	5,734
7.000% due 11/15/2035	36,599	43,021
7.375% due 01/15/2040	44,897	56,462
Braskem Finance Ltd.
5.750% due 04/15/2021	3,775	3,483
7.000% due 05/07/2020	1,200	1,230
7.375% due 10/29/2049	5,000	4,775
Burlington Northern Santa Fe LLC
5.050% due 03/01/2041	10,900	11,765
5.750% due 05/01/2040	10,000	11,841

See Accompanying Notes	Semiannual Report	September 30, 2011	95

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.530% due 07/15/2037	$2,500	$3,225
7.290% due 06/01/2036	800	1,138
7.950% due 08/15/2030	600	875
Cameron International Corp.
5.950% due 06/01/2041	12,800	14,438
7.000% due 07/15/2038	16,804	20,900
Canadian National Railway Co.
6.375% due 11/15/2037	100	132
Canadian Natural Resources Ltd.
6.250% due 03/15/2038	10,700	12,762
6.500% due 02/15/2037	2,500	3,074
6.750% due 02/01/2039	18,600	23,561
Caterpillar, Inc.
8.250% due 12/15/2038	100	155
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021	1,500	1,518
Cenovus Energy, Inc.
6.750% due 11/15/2039	24,900	30,838
Cliffs Natural Resources, Inc.
6.250% due 10/01/2040	22,400	21,939
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	12,745
Comcast Corp.
5.650% due 06/15/2035	10,000	10,528
6.400% due 03/01/2040	64,600	75,638
6.450% due 03/15/2037	7,300	8,446
6.550% due 07/01/2039	52,860	61,739
6.950% due 08/15/2037	23,700	28,571
7.050% due 03/15/2033	6,000	7,356
Continental Airlines Pass-Through Trust
4.750% due 01/12/2021	6,750	6,480
6.000% due 01/12/2019	2,000	1,850
7.250% due 05/10/2021	7,330	7,623
9.000% due 07/08/2016	6,384	6,895
Corning, Inc.
5.750% due 08/15/2040	6,800	7,795
Cox Communications, Inc.
6.450% due 12/01/2036	1,781	2,048
8.375% due 03/01/2039	39,240	54,352
CSN Islands XI Corp.
6.875% due 09/21/2019	9,700	10,306
CSN Resources S.A.
6.500% due 07/21/2020	10,200	10,736
CSX Corp.
6.220% due 04/30/2040	5,560	7,039
CVS Caremark Corp.
6.125% due 09/15/2039	10,000	11,807
CVS Pass-Through Trust
5.773% due 01/10/2033	8,831	9,209
6.036% due 12/10/2028	2,638	2,784
6.943% due 01/10/2030	8,803	9,918
7.507% due 01/10/2032	21,031	24,853
8.353% due 07/10/2031	1,154	1,436
Delta Air Lines Pass-Through Trust
4.950% due 05/23/2019	3,499	3,393
6.200% due 07/02/2018	943	972
7.750% due 06/17/2021	15,172	15,931
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	72,550	97,203
Devon Energy Corp.
7.950% due 04/15/2032	11,900	17,004
Devon Financing Corp. ULC
7.875% due 09/30/2031	7,047	9,918
Diamond Offshore Drilling, Inc.
5.700% due 10/15/2039	11,000	12,321

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DirecTV Holdings LLC
6.000% due 08/15/2040	$4,400	$4,725
6.375% due 03/01/2041	25,000	28,141
Discovery Communications LLC
4.375% due 06/15/2021	8,000	8,295
Dow Chemical Co.
8.550% due 05/15/2019	6,700	8,605
9.400% due 05/15/2039	45,009	69,901
El Paso Natural Gas Co.
8.375% due 06/15/2032	12,400	16,402
Encana Corp.
6.500% due 08/15/2034	300	340
6.500% due 02/01/2038	20,250	23,242
6.625% due 08/15/2037	14,107	16,375
Energy Transfer Partners LP
6.625% due 10/15/2036	7,000	7,233
7.500% due 07/01/2038	20,100	21,933
9.700% due 03/15/2019	2,000	2,482
Enterprise Products Operating LLC
6.125% due 10/15/2039	5,000	5,477
7.550% due 04/15/2038	4,000	5,008
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	400	396
6.510% due 03/07/2022	1,600	1,572
7.288% due 08/16/2037	26,100	25,545
8.625% due 04/28/2034	14,650	16,994
9.250% due 04/23/2019	30,000	35,100
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	954	1,005
Georgia-Pacific LLC
5.400% due 11/01/2020	6,600	6,735
8.250% due 05/01/2016	3,000	3,318
8.875% due 05/15/2031	2,750	3,448
Gerdau Holdings, Inc.
7.000% due 01/20/2020	9,000	9,315
Gerdau Trade, Inc.
5.750% due 01/30/2021	48,300	46,247
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	20,000	18,471
GTL Trade Finance, Inc.
7.250% due 10/20/2017	9,500	10,022
Hess Corp.
6.000% due 01/15/2040	3,500	4,017
Highmark, Inc.
6.125% due 05/15/2041	4,000	4,359
HJ Heinz Finance Co.
6.750% due 03/15/2032	5,025	6,560
7.125% due 08/01/2039	26,900	37,729
Home Depot, Inc.
5.400% due 09/15/2040	15,400	17,077
Hospira, Inc.
5.600% due 09/15/2040	900	1,003
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019	2,750	2,970
International Paper Co.
7.300% due 11/15/2039	5,000	5,649
8.700% due 06/15/2038	8,000	10,146
Juniper Networks, Inc.
5.950% due 03/15/2041	46,478	51,274
Kerr-McGee Corp.
7.875% due 09/15/2031	3,000	3,707
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	8,742	8,926
6.500% due 02/01/2037	6,219	6,700
6.500% due 09/01/2039	26,100	28,202

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.550% due 09/15/2040		$26,800	$30,105
6.950% due 01/15/2038		20,950	23,482
7.400% due 03/15/2031		500	604
Kraft Foods, Inc.
6.500% due 02/09/2040		102,642	126,246
Kroger Co.
5.400% due 07/15/2040		35	39
6.900% due 04/15/2038		5,000	6,532
7.500% due 04/01/2031		150	202
Massachusetts Institute of Technology
5.600% due 07/01/2111		1,668	2,218
McKesson Corp.
6.000% due 03/01/2041		2,600	3,304
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040		4,300	3,714
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		14,000	15,775
Nakilat, Inc.
6.067% due 12/31/2033		1,400	1,522
NBCUniversal Media LLC
5.950% due 04/01/2041		51,400	57,542
6.400% due 04/30/2040		10,000	11,730
Newmont Mining Corp.
5.875% due 04/01/2035		395	431
6.250% due 10/01/2039		30,700	34,896
News America, Inc.
6.150% due 02/15/2041		49,100	52,250
6.650% due 11/15/2037		19,131	21,146
6.900% due 08/15/2039		5,229	5,989
7.750% due 12/01/2045		4,773	5,836
Noble Group Ltd.
6.750% due 01/29/2020		1,400	1,239
Nokia OYJ
6.625% due 05/15/2039		2,700	2,528
Norfolk Southern Corp.
4.837% due 10/01/2041		1,424	1,501
7.250% due 02/15/2031		6,266	8,630
Northwest Airlines Pass-Through Trust
1.048% due 05/20/2014		6,627	6,163
Northwest Pipeline GP
6.050% due 06/15/2018		725	840
Novatek Finance Ltd.
5.326% due 02/03/2016		2,000	1,975
6.604% due 02/03/2021		7,200	6,957
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		16,400	16,400
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	1,200	1,485
6.625% due 06/15/2035		$9,500	10,284
Petrobras International Finance Co.
5.750% due 01/20/2020		1,800	1,886
5.875% due 03/01/2018		4,900	5,152
6.875% due 01/20/2040		16,600	17,679
7.875% due 03/15/2019		7,500	8,775
Petro-Canada
5.950% due 05/15/2035		5,000	5,465
Petroleos Mexicanos
4.875% due 03/15/2015		2,400	2,538
5.500% due 01/21/2021		6,300	6,678
6.500% due 06/02/2041		25,650	26,804
Philip Morris International, Inc.
6.375% due 05/16/2038		9,085	11,784
Plains All American Pipeline LP
6.650% due 01/15/2037		3,200	3,555
Potash Corp. of Saskatchewan, Inc.
5.625% due 12/01/2040		22,000	25,968

96	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PPG Industries, Inc.
5.500% due 11/15/2040		$3,400	$3,914
Pride International, Inc.
6.875% due 08/15/2020		6,800	7,870
7.875% due 08/15/2040		46,900	60,396
8.500% due 06/15/2019		3,038	3,817
Rio Tinto Alcan, Inc.
7.250% due 03/15/2031		1,110	1,450
Rio Tinto Finance USA Ltd.
7.125% due 07/15/2028		5,998	7,968
Roche Holdings, Inc.
7.000% due 03/01/2039		4,965	7,145
Rockies Express Pipeline LLC
5.625% due 04/15/2020		5,000	4,763
6.875% due 04/15/2040		46,550	43,211
7.500% due 07/15/2038		25,890	27,915
Rohm and Haas Co.
7.850% due 07/15/2029		7,163	9,193
RZD Capital Ltd.
5.739% due 04/03/2017		14,000	13,979
7.487% due 03/25/2031	GBP	6,100	9,055
Sealed Air Corp.
6.875% due 07/15/2033		$2,000	1,746
Shell International Finance BV
5.500% due 03/25/2040		100	125
Sinochem Overseas Capital Co. Ltd.
6.300% due 11/12/2040		200	186
Southern Natural Gas Co.
8.000% due 03/01/2032		4,346	5,638
Target Corp.
6.500% due 10/15/2037		1,500	1,969
7.000% due 01/15/2038		8,550	11,779
TCI Communications, Inc.
7.875% due 02/15/2026		105	136
Teck Resources Ltd.
6.000% due 08/15/2040		16,600	17,187
6.125% due 10/01/2035		7,300	7,785
6.250% due 07/15/2041		20,000	21,099
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036		19,200	19,282
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036		5,400	6,749
Time Warner Cable, Inc.
6.750% due 06/15/2039		51,900	59,703
7.300% due 07/01/2038		6,700	8,197
Time Warner, Inc.
6.100% due 07/15/2040		26,100	28,845
6.200% due 03/15/2040		10,000	11,098
6.250% due 03/29/2041		14,850	17,047
6.500% due 11/15/2036		7,500	8,562
7.700% due 05/01/2032		21,050	26,843
TransCanada Pipelines Ltd.
6.200% due 10/15/2037		1,484	1,846
7.250% due 08/15/2038		2,000	2,733
7.625% due 01/15/2039		3,500	4,783
Transocean, Inc.
6.500% due 11/15/2020		10,600	11,602
6.800% due 03/15/2038		59,000	61,394
7.375% due 04/15/2018		6,000	6,881
7.500% due 04/15/2031		4,550	5,296
U.S. Airways Group, Inc.
7.125% due 04/22/2025		5,100	4,845
UAL Pass-Through Trust
9.750% due 01/15/2017		35,263	38,612
10.400% due 05/01/2018		8,637	9,328

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UnitedHealth Group, Inc.
6.625% due 11/15/2037	$2,600	$3,308
Vale Overseas Ltd.
6.875% due 11/21/2036	30,950	33,534
6.875% due 11/10/2039	62,840	68,181
8.250% due 01/17/2034	11,300	13,876
Wal-Mart Stores, Inc.
5.000% due 10/25/2040	200	230
6.200% due 04/15/2038	7,100	9,213
6.500% due 08/15/2037	9,836	13,124
WEA Finance LLC
4.625% due 05/10/2021	5,000	4,791
7.125% due 04/15/2018	12,900	14,770
Weatherford International Ltd.
6.750% due 09/15/2040	10,000	10,725
Williams Cos., Inc.
7.500% due 01/15/2031	17,993	21,148
7.875% due 09/01/2021	1,481	1,761
8.750% due 03/15/2032	47,035	61,770
Williams Partners LP
6.300% due 04/15/2040	22,000	24,495
Woodside Finance Ltd.
4.600% due 05/10/2021	6,000	6,219
Wyeth
5.950% due 04/01/2037	500	641
Xstrata Finance Canada Ltd.
6.900% due 11/15/2037	1,500	1,665

		3,497,909

UTILITIES 12.6%
AEP Texas Central Co.
6.650% due 02/15/2033	500	618
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	9,000	9,063
6.103% due 06/27/2012	2,200	2,250
8.700% due 08/07/2018	18,500	21,483
Appalachian Power Co.
6.375% due 04/01/2036	4,350	5,326
6.700% due 08/15/2037	2,100	2,666
7.000% due 04/01/2038	700	942
AT&T Corp.
8.000% due 11/15/2031	2,554	3,581
AT&T, Inc.
5.350% due 09/01/2040	106,023	111,542
6.300% due 01/15/2038	26,830	30,916
6.400% due 05/15/2038	36,325	42,409
6.450% due 06/15/2034	2,300	2,661
6.500% due 09/01/2037	17,904	21,032
6.550% due 02/15/2039	3,500	4,170
BellSouth Corp.
6.875% due 10/15/2031	4,200	5,259
British Telecommunications PLC
9.875% due 12/15/2030	10,200	14,823
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	3,500	3,955
Cleco Power LLC
6.000% due 12/01/2040	17,400	20,791
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036	7,000	7,370
Consolidated Edison Co. of New York, Inc.
5.500% due 12/01/2039	2,900	3,461
5.700% due 06/15/2040	5,000	6,141
6.300% due 08/15/2037	4,000	5,198
6.750% due 04/01/2038	9,350	12,846

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Constellation Energy Group, Inc.
7.600% due 04/01/2032	$9,000	$10,980
Crown Castle Towers LLC
6.113% due 01/15/2040	44,300	49,938
Dominion Resources, Inc.
5.950% due 06/15/2035	10,000	11,843
EDF S.A.
6.950% due 01/26/2039	15,750	19,725
Entergy Arkansas, Inc.
5.660% due 02/01/2025	4,000	4,261
Entergy Corp.
5.125% due 09/15/2020	8,500	8,771
Exelon Generation Co. LLC
6.250% due 10/01/2039	8,490	9,927
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	47,574	52,298
Florida Power Corp.
5.650% due 04/01/2040	6,800	8,291
France Telecom S.A.
8.500% due 03/01/2031	11,100	15,445
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	5,700	6,364
Idaho Power Co.
4.850% due 08/15/2040	9,000	9,647
Interstate Power & Light Co.
6.250% due 07/15/2039	5,000	6,468
Jersey Central Power & Light Co.
6.150% due 06/01/2037	6,200	7,631
7.350% due 02/01/2019	200	256
Kentucky Utilities Co.
5.125% due 11/01/2040	17,200	20,484
Koninklijke KPN NV
8.375% due 10/01/2030	18,590	24,038
MidAmerican Energy Co.
5.800% due 10/15/2036	3,000	3,578
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	1,500	1,776
6.125% due 04/01/2036	10,725	12,922
6.500% due 09/15/2037	20,200	25,415
NGPL PipeCo LLC
7.119% due 12/15/2017	1,000	1,057
7.768% due 12/15/2037	63,605	63,319
Oglethorpe Power Corp.
5.250% due 09/01/2050	25,000	27,410
Ohio Edison Co.
8.250% due 10/15/2038	1,000	1,487
Ohio Power Co.
6.375% due 07/15/2033	1,500	1,572
Oncor Electric Delivery Co. LLC
5.250% due 09/30/2040	15,100	16,905
7.250% due 01/15/2033	3,400	4,667
7.500% due 09/01/2038	4,615	6,616
Pacific Gas & Electric Co.
5.800% due 03/01/2037	8,000	9,353
6.050% due 03/01/2034	5,200	6,241
6.250% due 03/01/2039	9,900	12,327
6.350% due 02/15/2038	1,000	1,255
Pennsylvania Electric Co.
6.150% due 10/01/2038	500	610
PPL Electric Utilities Corp.
5.200% due 07/15/2041	5,500	6,527
Progress Energy, Inc.
7.750% due 03/01/2031	400	551
PSEG Power LLC
8.625% due 04/15/2031	6,000	8,356

See Accompanying Notes	Semiannual Report	September 30, 2011	97

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Public Service Co. of Oklahoma
6.625% due 11/15/2037	$5,450	$7,060
Puget Sound Energy, Inc.
5.764% due 07/15/2040	8,900	10,858
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	1,843	1,998
6.332% due 09/30/2027	8,500	9,553
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016	1,707	1,846
5.838% due 09/30/2027	16,700	18,454
6.332% due 09/30/2027	1,950	2,192
6.750% due 09/30/2019	3,000	3,577
Southern California Edison Co.
6.000% due 01/15/2034	400	517
6.050% due 03/15/2039	4,630	6,149
6.650% due 04/01/2029	600	784
Southern Power Co.
6.375% due 11/15/2036	3,500	3,737
Southwestern Electric Power Co.
6.200% due 03/15/2040	3,000	3,591
Southwestern Public Service Co.
6.000% due 10/01/2036	2,000	2,394
Telecom Italia Capital S.A.
7.200% due 07/18/2036	7,845	7,205
7.721% due 06/04/2038	14,450	13,842
Telstra Corp. Ltd.
4.800% due 10/12/2021	9,000	9,450
TNK-BP Finance S.A.
6.250% due 02/02/2015	5,000	5,087
6.625% due 03/20/2017	11,700	11,729
7.250% due 02/02/2020	26,050	26,376
7.500% due 07/18/2016	8,950	9,309
7.875% due 03/13/2018	11,420	11,991
Toledo Edison Co.
6.150% due 05/15/2037	11,490	13,845
Verizon Communications, Inc.
6.000% due 04/01/2041	10,617	12,989
6.400% due 02/15/2038	14,500	17,880
6.900% due 04/15/2038	19,085	24,762
7.350% due 04/01/2039	14,592	19,803
8.950% due 03/01/2039	26,395	40,997
Verizon Global Funding Corp.
7.750% due 06/15/2032	1,165	1,611
Virginia Electric and Power Co.
6.000% due 05/15/2037	400	512
8.875% due 11/15/2038	14,129	23,251
Vodafone Group PLC
6.150% due 02/27/2037	31,800	39,653
6.250% due 11/30/2032	2,400	2,966

		1,182,782

Total Corporate Bonds & Notes (Cost $6,900,539)		7,254,367

CONVERTIBLE BONDS & NOTES 0.2%

INDUSTRIALS 0.2%
Transocean, Inc.
1.500% due 12/15/2037	16,600	16,434

Total Convertible Bonds & Notes (Cost $15,228)		16,434

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 11.0%

ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	$3,000	$3,331

CALIFORNIA 5.0%
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	9,400	12,242
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	700	857
6.907% due 10/01/2050	28,945	37,628
6.918% due 04/01/2040	1,600	2,059
7.043% due 04/01/2050	25,600	34,364
California State East Bay Municipal Utility District Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040	12,500	15,473
California State Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 10/01/2039	80	86
California State Educational Facilities Authority Revenue Notes, Series 2010
5.250% due 04/01/2040	415	543
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	10,000	11,901
7.350% due 11/01/2039	1,000	1,193
7.500% due 04/01/2034	5,580	6,724
7.550% due 04/01/2039	7,685	9,424
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	15,200	18,821
7.625% due 03/01/2040	2,200	2,714
7.700% due 11/01/2030	2,400	2,736
7.950% due 03/01/2036	27,000	30,663
California State Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,500	5,297
California State Northern Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	9,850	11,515
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	8,700	9,437
7.804% due 03/01/2035	9,010	10,120
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,281
Foothill-De Anza, California Community College District General Obligation Notes, Series 2011
5.000% due 08/01/2040	95	102
Irvine, California Ranch Water District Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040	10,000	13,518
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	5,000	5,899
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,000	18,492

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles, California Community College District General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	$360	$466
6.750% due 08/01/2049	29,760	39,920
Los Angeles, California Department of Airports Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	2,000	2,400
Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	5,000	5,864
Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2010
6.574% due 07/01/2045	1,170	1,520
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2010
5.516% due 07/01/2027	1,800	1,949
Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	250	281
5.755% due 07/01/2029	170	190
Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	18,585	23,142
Los Angeles, California Unified School District General Obligation Bonds, Series 2010
5.981% due 05/01/2027	7,500	8,446
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.813% due 06/01/2040	300	341
Napa Valley, California Unified School District General Obligation Notes, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,353
Newport Beach, California Revenue Bonds, Series 2011
5.875% due 12/01/2030	2,000	2,193
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	17,000	22,918
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	10,000	13,017
Pasadena, California Public Financing Authority Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,000	13,424
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	7,500	9,389
Santa Clara County, California General Obligation Notes, Series 2009
5.000% due 08/01/2034	130	139
Southern California State Metropolitan Water District Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	2,000	2,257
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	3,500	3,855
6.583% due 05/15/2049	6,600	8,189
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	10,000	11,636
6.548% due 05/15/2048	23,200	28,042
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	1,000	1,114

		467,134

98	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COLORADO 0.0%
Aurora, Colorado Water Improvement Revenue Notes, (AMBAC Insured), Series 2007
5.000% due 08/01/2039	$105	$111

DISTRICT OF COLUMBIA 0.0%
District of Columbia Metropolitan Airports Authority Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	4,000	4,601

FLORIDA 0.1%
Florida State Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039	7,400	8,423

GEORGIA 0.1%
Georgia State Municipal Electric Authority Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,240	5,604
6.655% due 04/01/2057	3,780	3,997
Georgia State Road & Tollway Authority Revenue Notes, Series 2011
5.000% due 10/01/2021	95	118

		9,719

ILLINOIS 0.1%
Chicago, Illinois Transit Authority Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	1,003
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	400	480
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	375	394
7.350% due 07/01/2035	4,150	4,674
Illinois State Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,800	3,050

		9,601

INDIANA 0.1%
Indianapolis, Indiana Local Public Improvement Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	5,000	5,942

IOWA 0.1%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	4,100	4,740

LOUISIANA 0.0%
Louisiana State Revenue Notes, Series 2010
5.000% due 05/01/2045	100	107

MASSACHUSETTS 0.1%
Massachusetts State Health & Educational Facilities Authority Revenue Notes, Series 2009
5.500% due 11/15/2036	35	40
Massachusetts State Port Authority Revenue Notes, Series 2011
6.202% due 07/01/2031	3,500	3,862
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.573% due 05/01/2039	7,000	7,985

		11,887

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MISSISSIPPI 0.0%
Mississippi State Development Bank Special Obligation Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	$3,400	$4,092

NEW JERSEY 0.6%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	561
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.500% due 06/15/2041	315	345
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	9,890	13,634
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	28,405	38,054

		52,594

NEW YORK 2.0%
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.698% due 03/01/2027	1,600	1,878
5.968% due 03/01/2036	12,015	14,401
6.246% due 06/01/2035	11,500	12,830
6.271% due 12/01/2037	4,965	6,218
6.646% due 12/01/2031	20,000	23,060
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	1,750	2,076
5.790% due 06/15/2041	4,700	5,182
5.882% due 06/15/2044	10,000	12,361
6.011% due 06/15/2042	200	255
6.124% due 06/15/2042	12,300	13,373
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	425	457
5.375% due 06/15/2043	55	62
New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	7,617
5.572% due 11/01/2038	14,000	16,608
5.932% due 11/01/2036	15,500	17,495
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	300	336
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	1,935	2,087
New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	5,800	7,009
6.687% due 11/15/2040	550	672
6.814% due 11/15/2040	11,485	14,437
New York State Metropolitan Transportation Authority Revenue Bonds,(BABs), Series 2009
5.871% due 11/15/2039	500	545
New York State Metropolitan Transportation Authority Revenue Bonds,(BABs), Series 2010
6.668% due 11/15/2039	300	367
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	17,500	19,884
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	4,570	5,392

		184,602

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORTH CAROLINA 0.0%
North Carolina State Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	$3,000	$3,425

OHIO 1.1%
Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2009
6.053% due 02/15/2043	7,500	8,527
6.449% due 02/15/2044	1,000	1,151
Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	18,700	20,690
6.270% due 02/15/2050	3,100	3,498
7.834% due 02/15/2041	1,050	1,416
8.084% due 02/15/2050	42,225	60,061
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2010
7.734% due 02/15/2033	4,925	6,424

		101,767

PENNSYLVANIA 0.2%
Pennsylvania State Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	13,194
Pennsylvania State Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	3,000	3,607
Philadelphia, Pennsylvania School District General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	2,300	2,576

		19,377

TENNESSEE 0.1%
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027	12,000	12,882

TEXAS 1.3%
Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	7,200	8,017
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
5.621% due 08/15/2044	500	612
Dallas, Texas Area Rapid Transit Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	1,200	1,350
Dallas, Texas Area Rapid Transit Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	24,630	27,899
Dallas, Texas Area Rapid Transit Revenue Notes, Series 2008
5.250% due 12/01/2043	25	27
5.250% due 12/01/2048	170	182
North Texas State Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	7,100	9,008
San Antonio, Texas General Obligation Bonds, (BABs), Series 2010
6.038% due 08/01/2040	1,500	1,681
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041	9,300	11,421

See Accompanying Notes	Semiannual Report	September 30, 2011	99

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.808% due 02/01/2041	$2,000	$2,459
6.308% due 02/01/2037	4,300	4,819
Texas State General Obligation Bonds, (BABs), Series 2009
5.517% due 04/01/2039	3,575	4,478
Texas State General Obligation Bonds, (BABs), Series 2010
4.631% due 04/01/2033	14,800	16,346
4.681% due 04/01/2040	4,700	5,242
Texas State Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	20,900	24,683

		118,224

WASHINGTON 0.1%
King County, Washington Water & Sewer Revenue Notes, Series 2009
5.000% due 01/01/2039	30	32
King County, Washington Water & Sewer Revenue Notes, Series 2010
5.000% due 01/01/2045	225	241
Washington State Energy Northwest Revenue Bonds, (BABs), Series 2010
5.710% due 07/01/2024	5,400	6,308

		6,581

Total Municipal Bonds & Notes (Cost $859,914)		1,029,140

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
4.000% due 10/01/2040	2,870	3,014
4.500% due 02/01/2040	5,739	6,100
6.000% due 01/01/2023 - 06/01/2038	497	547
7.000% due 11/01/2026	43	49
8.500% due 08/01/2026	4	5
Freddie Mac
3.382% due 08/15/2032	225	239
Ginnie Mae
4.500% due 09/15/2033	35	38
6.500% due 02/15/2017	11	13
8.500% due 09/15/2030	13	15
9.000% due 12/15/2017	7	8

Total U.S. Government Agencies (Cost $10,059)		10,028

U.S. TREASURY OBLIGATIONS 12.7%
U.S. Treasury Bonds
3.500% due 02/15/2039	81,600	91,022
3.750% due 08/15/2041 (e)	412,305	481,946
4.250% due 05/15/2039	26	33
4.250% due 11/15/2040 (c)(e)(f)(g)	158,200	200,691
4.375% due 05/15/2041	29,800	38,624

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 02/15/2041 (c)(e)(f)(g)		$264,805	$363,114
U.S. Treasury Strips
0.000% due 11/15/2039		31,650	13,453
0.000% due 02/15/2040		300	127
0.000% due 05/15/2040		1,200	502

Total U.S. Treasury Obligations (Cost $1,076,533)			1,189,512

ASSET-BACKED SECURITIES 0.0%
Bumper S.A.
3.035% due 06/20/2022	EUR	60	81

Total Asset-Backed Securities (Cost $82)			81

SOVEREIGN ISSUES 2.3%
Australia Government Bond
5.750% due 07/15/2022	AUD	500	544
Australia Government CPI Linked Bond
4.000% due 08/20/2020		22,400	38,625
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		$1,400	1,460
Brazil Government International Bond
5.625% due 01/07/2041		1,750	1,894
7.125% due 01/20/2037		10,800	13,851
8.250% due 01/20/2034		28,850	40,678
8.750% due 02/04/2025		1,000	1,412
10.250% due 01/10/2028	BRL	3,240	1,818
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	2,454	1,299
10.000% due 01/01/2013		688	363
10.000% due 01/01/2014		683	356
10.000% due 01/01/2017		24,200	12,094
Colombia Government International Bond
6.125% due 01/18/2041		$200	228
Export-Import Bank of Korea
8.125% due 01/21/2014		2,000	2,243
Korea Development Bank
8.000% due 01/23/2014		2,000	2,223
Mexico Government International Bond
6.050% due 01/11/2040		1,920	2,179
6.750% due 09/27/2034		7,500	9,262
7.500% due 04/08/2033		11,600	15,411
8.300% due 08/15/2031		700	1,003
Qatar Government International Bond
6.400% due 01/20/2040		9,000	11,002
United Kingdom Gilt
4.750% due 12/07/2030	GBP	30,900	58,815

Total Sovereign Issues (Cost $206,291)			216,760

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049	200	$207

Total Convertible Preferred Securities (Cost $204)		207

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.4%

REPURCHASE AGREEMENTS 0.0%
Banc of America Securities LLC
0.090% due 10/03/2011	$1,000	1,000
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 0.500% due 08/15/2014 valued at $1,022. Repurchase proceeds are $1,000.)
State Street Bank and Trust Co.
0.010% due 10/03/2011	882	882
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $903. Repurchase proceeds are $882.)

		1,882

U.S. TREASURY BILLS 0.3%
0.023% due 10/20/2011 - 03/29/2012 (a)(c)(d)(g)	32,322	32,317

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 3.1%
	28,553,513	285,906

Total Short-Term Instruments (Cost $320,135)		320,105

PURCHASED OPTIONS (i) 0.0%
(Cost $368)		41

Total Investments 107.0% (Cost $9,393,655)		$10,041,033

Written Options (j) (0.3%) (Premiums $33,180)		(30,528)

Other Assets and Liabilities (Net) (6.7%)		(629,080)

Net Assets 100.0%		$9,381,425

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Portfolio.
(c)	Securities with an aggregate market value of $80,000 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(d)	Securities with an aggregate market value of $2,060 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2011.

100	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

(e)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $86,137 at a weighted average interest rate of 0.076%. On September 30, 2011, securities valued at $267,211 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $9,717 and cash of $102 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2014	472	$168
90-Day Euribor March Futures	Long	03/2014	275	89
90-Day Eurodollar June Futures	Long	06/2014	2,848	2,986
Australia Government 10-Year Bond December Futures	Long	12/2011	745	(305)
U.S. Treasury 10-Year Note December Futures	Short	12/2011	327	(685)

				$2,253

(g)	Centrally cleared swap agreements outstanding on September 30, 2011:

Securities with an aggregate market value of $1,304 and cash of $19 have been pledged as collateral for centrally cleared swaps as of September 30, 2011.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	2.750%	12/15/2020	$	21,700	$1,554	$402

(h)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	BOA	(1.000%	)	12/20/2016	1.605%	$	14,100	$ 410	$ 208	$ 202
JPMorgan Chase & Co.	DUB	(1.000%	)	09/20/2016	1.582%		8,600	229	113	116
JPMorgan Chase & Co.	MYC	(1.000%	)	09/20/2016	1.582%		6,400	172	55	117

								$ 811	$ 376	$ 435

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	1.000%	03/20/2021	4.540%	$	5,000	$(1,178)	$(436)	$(742)
Alcoa, Inc.	BPS	1.000%	06/20/2021	4.555%		5,000	(1,200)	(446)	(754)
Alcoa, Inc.	CBK	1.000%	03/20/2021	4.540%		2,800	(660)	(242)	(418)
Alcoa, Inc.	GST	1.000%	06/20/2021	4.555%		2,500	(600)	(205)	(395)
Alcoa, Inc.	HUS	1.000%	03/20/2016	3.675%		4,400	(471)	(225)	(246)
Alcoa, Inc.	MYC	1.000%	03/20/2016	3.675%		450	(49)	(24)	(25)
Alcoa, Inc.	MYC	1.000%	06/20/2015	3.238%		1,400	(108)	(156)	48
Alcoa, Inc.	MYC	1.000%	06/20/2021	4.555%		10,900	(2,616)	(972)	(1,644)
Alcoa, Inc.	RYL	1.000%	06/20/2021	4.555%		10,000	(2,400)	(893)	(1,507)
American International Group, Inc.	DUB	5.000%	12/20/2011	2.574%		5,000	36	(138)	174
American International Group, Inc.	GST	1.000%	09/20/2021	5.052%		15,000	(3,716)	(1,601)	(2,115)
ArcelorMittal	BOA	1.000%	03/20/2016	6.387%		6,200	(1,197)	(245)	(952)
ArcelorMittal	BPS	1.000%	03/20/2016	6.387%		1,600	(309)	(70)	(239)
ArcelorMittal	BRC	1.000%	03/20/2016	6.387%		3,300	(638)	(180)	(458)
ArcelorMittal	BRC	1.000%	09/20/2016	6.409%		600	(126)	(40)	(86)
ArcelorMittal	FBF	1.000%	03/20/2016	6.387%		7,000	(1,352)	(355)	(997)
ArcelorMittal	GST	1.000%	03/20/2016	6.387%		12,000	(2,317)	(516)	(1,801)
ArcelorMittal	HUS	1.000%	03/20/2016	6.387%		1,000	(193)	(44)	(149)
ArcelorMittal	JPM	1.000%	03/20/2016	6.387%		400	(78)	(16)	(62)
ArcelorMittal	MYC	1.000%	03/20/2016	6.387%		6,400	(1,236)	(392)	(844)
Australia Government Bond	DUB	1.000%	06/20/2016	0.940%		24,300	75	588	(513)
Australia Government Bond	UAG	1.000%	09/20/2015	0.833%		5,500	38	140	(102)
BHP Billiton Finance USA Ltd.	DUB	1.000%	09/20/2015	1.292%		16,100	(174)	(81)	(93)
BHP Billiton Finance USA Ltd.	FBF	1.000%	09/20/2015	1.292%		1,600	(17)	(9)	(8)
BHP Billiton Finance USA Ltd.	FBF	1.000%	12/20/2015	1.318%		200	(3)	1	(4)
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	1.292%		4,700	(50)	(43)	(7)
BHP Billiton Finance USA Ltd.	MYC	1.000%	09/20/2015	1.292%		7,800	(84)	(25)	(59)
BHP Billiton Finance USA Ltd.	MYC	1.000%	12/20/2015	1.318%		5,700	(71)	14	(85)
BHP Billiton Finance USA Ltd.	RYL	1.000%	09/20/2015	1.292%		1,500	(17)	(4)	(13)
BHP Billiton Finance USA Ltd.	RYL	1.000%	09/20/2016	1.416%		900	(17)	10	(27)

See Accompanying Notes	Semiannual Report	September 30, 2011	101

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BMW U.S. Capital LLC	BRC	1.000%	09/20/2015	1.571%	$	3,900	$(83)	$0	$(83)
BMW U.S. Capital LLC	CBK	1.000%	09/20/2015	1.571%		8,200	(175)	12	(187)
BP Capital Markets America, Inc.	BOA	1.000%	06/20/2015	1.386%		3,000	(40)	21	(61)
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	1.386%		13,500	(182)	32	(214)
BP Capital Markets America, Inc.	DUB	1.000%	03/20/2016	1.486%		1,500	(30)	3	(33)
BP Capital Markets America, Inc.	GST	1.000%	06/20/2015	1.386%		5,000	(67)	12	(79)
BP Capital Markets America, Inc.	GST	1.000%	03/20/2016	1.486%		2,500	(50)	5	(55)
BP Capital Markets America, Inc.	GST	1.000%	06/20/2016	1.518%		8,700	(197)	78	(275)
BP Capital Markets America, Inc.	JPM	1.000%	09/20/2012	0.830%		2,700	6	(46)	52
BP Capital Markets America, Inc.	JPM	1.000%	06/20/2015	1.386%		2,600	(35)	5	(40)
BP Capital Markets America, Inc.	JPM	1.000%	03/20/2016	1.486%		19,200	(388)	137	(525)
Brazil Government International Bond	BOA	1.000%	12/20/2015	1.824%		14,700	(484)	(124)	(360)
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.900%		3,000	5	4	1
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.786%		7,500	(222)	(64)	(158)
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.880%		2,000	4	3	1
Brazil Government International Bond	CBK	1.000%	06/20/2015	1.743%		5,000	(132)	(97)	(35)
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.880%		39,800	(1,474)	(275)	(1,199)
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.824%		3,500	(115)	(33)	(82)
Brazil Government International Bond	DUB	1.000%	06/20/2021	2.319%		7,600	(805)	(314)	(491)
Brazil Government International Bond	GST	1.000%	12/20/2012	0.880%		2,000	4	3	1
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.786%		3,400	(101)	(34)	(67)
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.880%		25,000	(926)	(153)	(773)
Brazil Government International Bond	HUS	1.000%	06/20/2021	2.319%		8,400	(889)	(349)	(540)
Brazil Government International Bond	JPM	1.000%	12/20/2014	1.637%		2,800	(55)	(25)	(30)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.786%		8,500	(252)	(81)	(171)
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.824%		6,100	(200)	(45)	(155)
Brazil Government International Bond	UAG	1.000%	06/20/2015	1.743%		2,000	(53)	(24)	(29)
Canadian Natural Resources Ltd.	GST	1.000%	12/20/2015	1.472%		6,000	(112)	18	(130)
Canadian Natural Resources Ltd.	HUS	1.000%	09/20/2015	1.426%		5,100	(81)	(17)	(64)
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	1.426%		5,100	(81)	(17)	(64)
Canadian Natural Resources Ltd.	MYC	1.000%	12/20/2015	1.472%		3,600	(68)	12	(80)
Caterpillar, Inc.	BOA	1.000%	03/20/2016	0.960%		12,500	26	173	(147)
Caterpillar, Inc.	BPS	1.000%	03/20/2016	0.960%		9,200	19	126	(107)
Caterpillar, Inc.	JPM	1.000%	03/20/2016	0.960%		5,200	11	71	(60)
China Government International Bond	BRC	1.000%	06/20/2016	1.918%		10,200	(411)	154	(565)
China Government International Bond	DUB	1.000%	12/20/2015	1.832%		10,000	(329)	175	(504)
China Government International Bond	FBF	1.000%	12/20/2016	1.979%		600	(27)	(27)	0
China Government International Bond	HUS	1.000%	06/20/2015	1.755%		6,700	(178)	124	(302)
China Government International Bond	HUS	1.000%	09/20/2015	1.796%		4,500	(134)	58	(192)
China Government International Bond	JPM	0.820%	12/20/2014	1.654%		12,000	(308)	0	(308)
China Government International Bond	JPM	1.000%	09/20/2015	1.796%		3,000	(89)	29	(118)
China Government International Bond	JPM	1.000%	12/20/2016	1.979%		3,400	(159)	(160)	1
China Government International Bond	MYC	1.000%	06/20/2015	1.755%		17,000	(451)	298	(749)
China Government International Bond	RYL	0.750%	12/20/2014	1.654%		4,000	(111)	0	(111)
China Government International Bond	RYL	1.000%	06/20/2016	1.918%		14,500	(583)	152	(735)
China Government International Bond	RYL	1.000%	12/20/2016	1.979%		8,500	(393)	(396)	3
China Government International Bond	UAG	1.000%	12/20/2016	1.979%		4,000	(185)	(186)	1
Codelco, Inc.	BRC	1.000%	03/20/2012	1.072%		4,000	0	11	(11)
Comcast Corp.	RYL	1.000%	12/20/2015	1.026%		1,200	(1)	0	(1)
Credit Agricole S.A.	BRC	1.000%	03/20/2016	2.519%	EUR	3,300	(267)	(168)	(99)
Credit Agricole S.A.	BRC	3.000%	03/20/2016	5.276%		7,700	(878)	(395)	(483)
Denmark Government International Bond	BOA	0.250%	09/20/2016	1.447%	$	10,300	(575)	(320)	(255)
Denmark Government International Bond	DUB	0.250%	09/20/2016	1.447%		3,200	(179)	(107)	(72)
Denmark Government International Bond	GST	0.250%	09/20/2016	1.447%		7,000	(391)	(219)	(172)
Denmark Government International Bond	RYL	0.250%	09/20/2016	1.447%		1,200	(67)	(36)	(31)
Denmark Government International Bond	UAG	0.250%	09/20/2016	1.447%		3,500	(196)	(114)	(82)
E.ON International Finance BV	HUS	1.000%	03/20/2016	1.396%		1,000	(16)	11	(27)
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	09/20/2015	1.079%		5,000	(14)	(24)	10
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	12/20/2015	1.111%		1,700	(7)	(7)	0
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2015	1.111%		5,000	(21)	(32)	11
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	06/20/2016	1.188%		1,100	(9)	0	(9)
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	12/20/2015	1.111%		1,800	(8)	(4)	(4)
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	06/20/2016	1.188%		5,000	(41)	10	(51)
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	09/20/2015	1.079%		2,000	(6)	(8)	2
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2015	1.111%		1,300	(5)	5	(10)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	09/20/2015	1.079%		1,600	(5)	(8)	3

102	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	1.188%	$	3,000	$(25)	$1	$(26)
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	06/20/2015	1.042%		10,000	(12)	(53)	41
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	09/20/2015	1.079%		3,000	(8)	(14)	6
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	12/20/2015	1.111%		2,000	(8)	8	(16)
France Government Bond	BRC	0.250%	03/20/2016	1.755%		4,100	(259)	(162)	(97)
France Government Bond	CBK	0.250%	03/20/2016	1.755%		12,700	(803)	(510)	(293)
France Government Bond	GST	0.250%	03/20/2016	1.755%		27,100	(1,714)	(1,072)	(642)
France Government Bond	MYC	0.250%	09/20/2016	1.825%		14,800	(1,076)	(692)	(384)
Freeport-McMoRan Copper & Gold, Inc.	CBK	1.000%	06/20/2016	2.196%		1,500	(78)	(16)	(62)
Freeport-McMoRan Copper & Gold, Inc.	GST	1.000%	06/20/2016	2.196%		7,100	(372)	(77)	(295)
Freeport-McMoRan Copper & Gold, Inc.	RYL	1.000%	03/20/2016	2.096%		12,500	(571)	(48)	(523)
Gazprom Via Gaz Capital S.A.	HUS	1.000%	03/20/2012	2.193%		19,800	(105)	(36)	(69)
Gazprom Via Gazprom International S.A.	MYC	1.000%	03/20/2012	2.193%		4,100	(22)	0	(22)
Gazprom Via Gazprom International S.A.	UAG	1.000%	12/20/2012	2.700%		1,000	(21)	(21)	0
General Electric Capital Corp.	BOA	1.000%	12/20/2015	3.003%		14,400	(1,095)	(420)	(675)
General Electric Capital Corp.	CBK	1.000%	09/20/2016	3.064%		500	(45)	(10)	(35)
General Electric Capital Corp.	CBK	1.000%	09/20/2019	3.084%		1,000	(132)	(102)	(30)
General Electric Capital Corp.	GST	1.000%	12/20/2011	2.043%		1,100	(2)	0	(2)
General Electric Capital Corp.	UAG	1.000%	12/20/2011	2.043%		24,800	(49)	30	(79)
Groupe Danone	DUB	1.000%	03/20/2016	0.952%		2,100	5	34	(29)
Japan Government International Bond	BOA	1.000%	03/20/2016	1.354%		600	(9)	(6)	(3)
Japan Government International Bond	GST	1.000%	06/20/2015	1.247%		12,500	(107)	227	(334)
Japan Government International Bond	GST	1.000%	09/20/2015	1.282%		8,000	(83)	118	(201)
Japan Government International Bond	GST	1.000%	03/20/2016	1.354%		12,300	(182)	(127)	(55)
Japan Government International Bond	JPM	1.000%	03/20/2016	1.354%		500	(7)	(6)	(1)
Japan Government International Bond	MYC	1.000%	03/20/2016	1.354%		2,000	(30)	(25)	(5)
Lafarge S.A.	BOA	1.000%	09/20/2016	5.596%		500	(92)	(38)	(54)
Lafarge S.A.	FBF	1.000%	06/20/2016	5.562%		10,200	(1,795)	(686)	(1,109)
Lafarge S.A.	MYC	1.000%	06/20/2016	5.562%		1,700	(299)	(119)	(180)
MetLife, Inc.	BOA	1.000%	12/20/2015	3.252%		36,700	(3,135)	(1,905)	(1,230)
MetLife, Inc.	BOA	1.000%	03/20/2016	3.308%		2,600	(239)	(78)	(161)
MetLife, Inc.	BOA	1.000%	06/20/2021	3.626%		25,000	(4,628)	(1,593)	(3,035)
MetLife, Inc.	CBK	1.000%	03/20/2016	3.308%		3,400	(313)	(70)	(243)
MetLife, Inc.	CBK	1.000%	09/20/2016	3.403%		600	(63)	(18)	(45)
MetLife, Inc.	DUB	1.000%	12/20/2014	2.988%		15,000	(892)	(840)	(52)
MetLife, Inc.	DUB	1.000%	03/20/2016	3.308%		1,600	(147)	(39)	(108)
MetLife, Inc.	DUB	5.000%	09/20/2019	3.577%		1,100	100	134	(34)
MetLife, Inc.	GST	1.000%	03/20/2015	3.068%		2,100	(139)	(118)	(21)
MetLife, Inc.	GST	1.000%	12/20/2015	3.252%		16,600	(1,418)	(758)	(660)
MetLife, Inc.	JPM	1.000%	12/20/2015	3.252%		4,300	(367)	(192)	(175)
MetLife, Inc.	JPM	1.000%	03/20/2016	3.308%		1,400	(129)	(33)	(96)
MetLife, Inc.	UAG	1.000%	12/20/2015	3.252%		7,500	(641)	(370)	(271)
Mexico Government International Bond	BOA	1.000%	06/20/2016	1.928%		7,100	(291)	7	(298)
Mexico Government International Bond	BRC	1.000%	09/20/2015	1.786%		3,800	(112)	(48)	(64)
Mexico Government International Bond	BRC	1.000%	12/20/2015	1.827%		4,200	(138)	(66)	(72)
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.820%		1,500	4	3	1
Mexico Government International Bond	CBK	1.000%	06/20/2016	1.928%		9,400	(386)	(31)	(355)
Mexico Government International Bond	DUB	1.000%	12/20/2014	1.625%		2,500	(48)	(49)	1
Mexico Government International Bond	DUB	1.000%	09/20/2015	1.786%		6,000	(177)	(60)	(117)
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.928%		6,000	(246)	0	(246)
Mexico Government International Bond	GST	1.000%	12/20/2012	0.790%		1,500	5	4	1
Mexico Government International Bond	HUS	1.000%	03/20/2016	1.880%		23,000	(852)	(76)	(776)
Mexico Government International Bond	HUS	1.000%	06/20/2016	1.928%		6,000	(246)	6	(252)
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.800%		3,500	10	9	1
Mexico Government International Bond	JPM	1.000%	06/20/2015	1.739%		800	(21)	0	(21)
Mexico Government International Bond	JPM	1.000%	06/20/2016	1.928%		19,000	(780)	(9)	(771)
Mexico Government International Bond	MYC	1.000%	03/20/2016	1.880%		27,000	(1,000)	(89)	(911)
National Bank of Abu Dhabi PJSC	BRC	1.000%	03/20/2012	0.797%		3,500	5	11	(6)
National Bank of Abu Dhabi PJSC	GST	1.000%	03/20/2012	0.797%		4,900	7	6	1
Nokia Corp.	MYC	1.000%	09/20/2013	3.043%		8,500	(328)	(99)	(229)
Pacific Gas & Electric Co.	BRC	3.650%	03/20/2014	0.953%		800	54	0	54
Pacific Gas & Electric Co.	DUB	1.000%	06/20/2021	1.998%		2,000	(160)	(88)	(72)
Petrobras International Finance Co.	DUB	1.000%	03/20/2012	1.015%		1,300	0	2	(2)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.136%		11,000	(10)	(136)	126
Petrobras International Finance Co.	HUS	1.000%	12/20/2013	1.632%		8,800	(118)	(27)	(91)
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	1.136%		1,200	(2)	(8)	6

See Accompanying Notes	Semiannual Report	September 30, 2011	103

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Petrobras International Finance Co.	MYC	1.000%	12/20/2012	1.206%	$	5,000	$(11)	$(28)	$17
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	2.016%		1,900	(73)	(61)	(12)
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.690%		1,600	21	(4)	25
Potash Corp. of Saskatchewan, Inc.	CBK	1.000%	12/20/2015	0.690%		5,000	65	(37)	102
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.690%		3,100	41	(11)	52
Potash Corp. of Saskatchewan, Inc.	FBF	1.000%	12/20/2015	0.690%		2,500	33	(18)	51
Prudential Financial, Inc.	BPS	1.000%	12/20/2011	1.769%		1,400	(2)	(3)	1
Republic of Italy Government Bond	UAG	1.000%	12/20/2015	4.672%		7,100	(936)	(260)	(676)
Rio Tinto Finance USA Ltd.	BRC	1.000%	09/20/2015	1.713%		1,900	(51)	(4)	(47)
Rogers Communications, Inc.	DUB	1.000%	06/20/2016	0.868%		2,600	17	19	(2)
Rogers Communications, Inc.	FBF	1.000%	06/20/2016	0.868%		3,000	19	20	(1)
Rogers Communications, Inc.	JPM	1.000%	06/20/2016	0.868%		3,700	24	25	(1)
Royal Bank of Scotland Group PLC	DUB	3.000%	06/20/2018	8.398%	EUR	1,400	(466)	(25)	(441)
Royal Bank of Scotland Group PLC	FBF	3.000%	06/20/2018	8.398%		10,700	(3,567)	(195)	(3,372)
Russia Government International Bond	CBK	1.000%	06/20/2015	2.849%	$	9,500	(611)	(136)	(475)
Russia Government International Bond	CBK	1.000%	03/20/2016	2.982%		21,900	(1,779)	(236)	(1,543)
Russia Government International Bond	FBF	1.000%	12/20/2012	1.850%		1,000	(10)	(10)	0
Russia Government International Bond	HUS	1.000%	12/20/2012	2.000%		1,000	(10)	(10)	0
Russia Government International Bond	HUS	1.000%	03/20/2016	2.982%		14,600	(1,186)	(199)	(987)
Russia Government International Bond	MYC	1.000%	12/20/2012	1.850%		1,000	(10)	(10)	0
Russia Government International Bond	MYC	1.000%	12/20/2014	2.739%		1,500	(80)	(56)	(24)
Russia Government International Bond	MYC	1.000%	06/20/2016	3.026%		12,300	(1,071)	(167)	(904)
Russia Government International Bond	RYL	1.000%	03/20/2016	2.982%		22,000	(1,787)	(227)	(1,560)
Russia Government International Bond	UAG	1.000%	06/20/2015	2.849%		10,000	(643)	(152)	(491)
Russia Government International Bond	UAG	1.000%	06/20/2016	3.026%		9,000	(784)	(117)	(667)
RZD Capital Ltd.	MYC	1.000%	03/20/2016	3.813%		300	(34)	(16)	(18)
RZD Capital Ltd.	RYL	1.000%	03/20/2016	3.813%		400	(45)	(21)	(24)
Shell International Finance BV	BRC	1.000%	09/20/2015	0.944%		32,700	82	377	(295)
Shell International Finance BV	DUB	1.000%	09/20/2015	0.944%		13,700	34	157	(123)
Shell International Finance BV	FBF	1.000%	12/20/2015	0.967%		2,400	4	41	(37)
Shell International Finance BV	FBF	1.000%	09/20/2016	1.039%		300	0	6	(6)
Shell International Finance BV	JPM	1.000%	03/20/2016	0.994%		14,000	9	269	(260)
South Korea Government Bond	BOA	1.000%	06/20/2016	2.109%		5,700	(275)	11	(286)
South Korea Government Bond	BRC	1.000%	09/20/2015	1.984%		3,000	(110)	(19)	(91)
South Korea Government Bond	BRC	1.000%	06/20/2016	2.109%		10,500	(507)	25	(532)
South Korea Government Bond	DUB	1.000%	12/20/2012	1.450%		7,500	(37)	(39)	2
South Korea Government Bond	DUB	0.920%	12/20/2014	1.856%		2,200	(63)	0	(63)
South Korea Government Bond	DUB	1.000%	06/20/2015	1.947%		7,500	(249)	79	(328)
South Korea Government Bond	DUB	1.000%	06/20/2016	2.109%		8,800	(425)	19	(444)
South Korea Government Bond	FBF	0.930%	12/20/2014	1.856%		1,000	(28)	0	(28)
South Korea Government Bond	FBF	1.000%	12/20/2015	2.017%		5,000	(200)	59	(259)
South Korea Government Bond	JPM	0.930%	12/20/2014	1.856%		800	(23)	0	(23)
South Korea Government Bond	JPM	1.000%	09/20/2015	1.984%		1,600	(59)	(7)	(52)
South Korea Government Bond	JPM	1.000%	12/20/2015	2.017%		13,900	(556)	(10)	(546)
South Korea Government Bond	UAG	1.000%	09/20/2015	1.984%		9,400	(344)	(31)	(313)
South Korea Government Bond	UAG	1.000%	12/20/2015	2.017%		6,800	(272)	64	(336)
Spain Government International Bond	BPS	1.000%	03/20/2016	3.790%		5,000	(540)	(309)	(231)
Spain Government International Bond	CBK	1.000%	06/20/2016	3.799%		5,400	(612)	(368)	(244)
Spain Government International Bond	DUB	1.000%	03/20/2016	3.790%		5,100	(550)	(312)	(238)
Spain Government International Bond	GST	1.000%	03/20/2016	3.790%		10,900	(1,177)	(669)	(508)
Spain Government International Bond	HUS	1.000%	03/20/2016	3.790%		7,500	(809)	(456)	(353)
Spain Government International Bond	MYC	1.000%	06/20/2016	3.799%		3,500	(396)	(241)	(155)
Teck Resources Ltd.	BRC	1.000%	12/20/2015	2.003%		3,600	(143)	(54)	(89)
Teck Resources Ltd.	CBK	1.000%	09/20/2016	2.319%		1,500	(90)	(32)	(58)
Telefonica Emisiones S.A.U.	DUB	1.000%	12/20/2015	3.683%		4,400	(439)	(102)	(337)
Tesco PLC	HUS	1.000%	03/20/2016	1.054%		4,100	(8)	52	(60)
TNK-BP Finance S.A.	HUS	1.000%	03/20/2012	2.458%		7,100	(47)	(13)	(34)
Tokyo Electric Power Co., Inc.	UAG	1.000%	06/20/2012	23.113%	JPY	300,000	(538)	(333)	(205)
Total Capital S.A.	JPM	1.000%	09/20/2015	0.887%	$	4,800	23	67	(44)
Total Capital S.A.	MYC	1.000%	09/20/2015	0.887%		7,500	35	111	(76)
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.734%		5,500	52	13	39
Toyota Motor Corp.	BRC	1.000%	03/20/2015	0.734%		2,000	18	9	9
Toyota Motor Credit Corp.	CBK	1.000%	06/20/2016	1.711%		2,000	(63)	(5)	(58)
Toyota Motor Credit Corp.	FBF	1.000%	06/20/2016	1.711%		7,900	(248)	(34)	(214)
Toyota Motor Credit Corp.	HUS	1.000%	06/20/2016	1.711%		11,000	(344)	(65)	(279)
Transocean, Inc.	DUB	5.000%	03/20/2012	1.066%		3,600	74	14	60

104	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Transocean, Inc.	FBF	5.000%	03/20/2012	1.066%	$	1,500	$31	$5	$26
Transocean, Inc.	FBF	5.000%	09/20/2012	1.234%		1,400	54	(17)	71
U.S. Treasury Notes	BPS	0.250%	09/20/2012	0.219%	EUR	7,600	4	(66)	70
U.S. Treasury Notes	DUB	0.250%	09/20/2012	0.219%		15,200	8	(126)	134
U.S. Treasury Notes	UAG	0.250%	09/20/2012	0.219%		13,500	8	(131)	139
United Kingdom Gilt	BPS	1.000%	09/20/2015	0.787%	$	800	6	12	(6)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.757%		3,000	27	33	(6)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.722%		6,700	66	99	(33)
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.883%		2,600	15	45	(30)
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.883%		8,300	48	144	(96)
Volkswagen International Finance NV	BOA	1.000%	09/20/2016	1.897%	EUR	1,900	(102)	(20)	(82)
Volkswagen International Finance NV	CBK	1.000%	09/20/2016	1.897%		2,800	(151)	(60)	(91)
Volkswagen International Finance NV	FBF	1.000%	09/20/2016	1.897%		6,000	(323)	(120)	(203)
Xstrata Finance Canada Ltd.	BRC	1.000%	03/20/2016	3.847%		3,600	(527)	(90)	(437)
Xstrata Finance Canada Ltd.	MYC	1.000%	03/20/2016	3.847%		5,900	(863)	(143)	(720)

							$(83,287)	$(23,312)	$(59,975)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-16 5-Year Index	BRC	1.000%	06/20/2016	$	323,700	$(5,025)	$297	$(5,322)
CDX.IG-16 5-Year Index	FBF	1.000%	06/20/2016		107,750	(1,672)	370	(2,042)
CDX.IG-16 5-Year Index	UAG	1.000%	06/20/2016		42,250	(655)	61	(716)
iTraxx Europe 14 Index	BPS	1.000%	12/20/2015	EUR	60,300	(3,246)	(1,628)	(1,618)

						$(10,598)	$(900)	$(9,698)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS	BRL	250,000	$(248)	$(748)	$500
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		85,500	(43)	(224)	181
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		160,000	199	57	142
Pay	1-Year BRL-CDI	10.780%	01/02/2014	BPS		400,000	560	0	560
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		301,100	543	80	463
Pay	1-Year BRL-CDI	10.870%	01/02/2014	JPM		108,400	235	67	168
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS		953,100	2,914	1,159	1,755
Pay	1-Year BRL-CDI	11.150%	01/02/2014	JPM		205,800	893	708	185
Pay	1-Year BRL-CDI	11.630%	01/02/2014	DUB		10,000	85	0	85
Pay	1-Year BRL-CDI	12.510%	01/02/2014	BRC		355,000	5,909	324	5,585
Pay	1-Year BRL-CDI	12.540%	01/02/2014	JPM		135,000	2,228	213	2,015
Pay	1-Year BRL-CDI	12.540%	01/02/2014	MYC		550,000	9,082	736	8,346
Pay	1-Year BRL-CDI	12.550%	01/02/2014	BPS		134,000	2,225	528	1,697
Pay	1-Year BRL-CDI	12.555%	01/02/2014	HUS		123,000	2,100	480	1,620
Receive	3-Month USD-LIBOR	3.250%	12/21/2021	BRC	$	10,300	(1,030)	(1,129)	99
Receive	3-Month USD-LIBOR	3.250%	12/21/2021	CBK		64,800	(6,478)	(5,913)	(565)
Pay	6-Month AUD Bank Bill	4.750%	06/15/2022	JPM	AUD	42,500	(652)	(263)	(389)

See Accompanying Notes	Semiannual Report	September 30, 2011	105

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month AUD Bank Bill	5.000%	06/15/2022	BRC	AUD	12,600	$40	$209	$(169)
Pay	6-Month AUD Bank Bill	5.000%	06/15/2022	CBK		60,700	195	353	(158)
Pay	6-Month AUD Bank Bill	5.000%	06/15/2022	DUB		32,200	103	391	(288)
Pay	6-Month AUD Bank Bill	5.000%	06/15/2022	JPM		42,000	135	134	1
Receive	6-Month EUR-EURIBOR	2.500%	03/21/2022	DUB	EUR	32,000	453	906	(453)
Receive	6-Month EUR-EURIBOR	2.500%	03/21/2022	FBF		133,100	1,884	3,455	(1,571)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	BRC	MXN	763,000	(440)	(110)	(330)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	CBK		165,000	(93)	191	(284)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	HUS		628,000	(360)	121	(481)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	JPM		114,100	(66)	(7)	(59)
Pay	28-Day MXN TIIE	6.650%	06/02/2021	BRC		291,000	(221)	315	(536)
Pay	28-Day MXN TIIE	6.650%	06/02/2021	HUS		229,000	(174)	206	(380)
Pay	28-Day MXN TIIE	6.650%	06/02/2021	JPM		62,000	(46)	38	(84)
Pay	28-Day MXN TIIE	6.650%	06/02/2021	MYC		336,000	(255)	267	(522)
Pay	28-Day MXN TIIE	7.500%	06/02/2021	HUS		1,048,900	3,974	2,219	1,755
Pay	28-Day MXN TIIE	7.500%	06/02/2021	JPM		8,500	32	15	17
Pay	28-Day MXN TIIE	7.500%	06/02/2021	MYC		204,600	775	569	206
Pay	28-Day MXN TIIE	6.750%	08/31/2021	BRC		812,200	(333)	329	(662)
Pay	28-Day MXN TIIE	6.750%	08/31/2021	HUS		288,000	(116)	399	(515)

							$24,009	$6,075	$17,934

(i)	Purchased options outstanding on September 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.250%	04/30/2012	$96,800	$368	$41

(j)	Written options outstanding on September 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar June Futures	$99.500	06/18/2012	695	$173	$(369)
Call - CME 90-Day Eurodollar June Futures	99.500	06/18/2012	695	364	(213)
Put - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	1,892	616	(1,289)
Call - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	1,892	543	(272)
Put - CME 90-Day Eurodollar March Futures	99.000	03/19/2012	963	759	(207)
Put - CME 90-Day Eurodollar March Futures	99.375	03/19/2012	754	658	(291)
Call - CME 90-Day Eurodollar March Futures	99.375	03/19/2012	754	322	(348)

				$3,435	$(2,989)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	$	207,200	$368	$(39)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		335,700	1,188	(825)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		335,700	1,188	(1,204)
Call - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.600%	08/13/2012		289,600	605	(492)
Put - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		289,600	605	(520)
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012		671,300	923	(431)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		671,300	923	(1,828)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		456,300	3,667	(309)
Call - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.625%	06/17/2013		3,810,700	2,687	(2,511)
Put - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.625%	06/17/2013		3,810,700	2,687	(3,055)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		51,600	462	(23)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		12,900	144	(6)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		43,200	423	(25)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.800%	10/11/2011		65,000	308	(1,718)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		175,000	2,498	(2,340)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011		80,300	907	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011		89,700	454	0

								$20,037	$(15,326)

106	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date		Notional Amount	Premium	Market Value
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	2.000%	12/21/2011	$	397,300	$1,569	$(1,571)
Put - OTC CDX.IG-16 5-Year Index	BPS	Sell	1.000%	12/21/2011		50,000	445	(980)
Put - OTC CDX.IG-16 5-Year Index	BPS	Sell	1.800%	12/21/2011		66,900	329	(344)
Put - OTC CDX.IG-16 5-Year Index	CBK	Sell	1.800%	12/21/2011		200,200	823	(1,029)
Put - OTC CDX.IG-16 5-Year Index	JPM	Sell	1.700%	12/21/2011		14,000	61	(84)
Put - OTC CDX.IG-16 5-Year Index	JPM	Sell	1.800%	12/21/2011		528,700	2,300	(2,716)
Put - OTC CDX.IG-16 5-Year Index	MYC	Sell	1.200%	12/21/2011		100,100	471	(1,399)
Put - OTC CDX.IG-16 5-Year Index	UAG	Sell	1.200%	12/21/2011		100,000	480	(1,397)
Put - OTC CDX.IG-17 5-Year Index	BRC	Sell	1.900%	12/21/2011		10,200	42	(59)

							$6,520	$(9,579)

Straddle Options
Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GLM	0.000%	10/11/2011	$	37,200	$197	$(139)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		30,300	154	(113)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	10/11/2011		128,400	1,436	(1,304)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	11/14/2011		89,200	970	(928)

						$2,757	$(2,484)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation-Floor Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$21,500	$178	$(72)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	19,600	253	(78)

						$431	$(150)

Transactions in written call and put options for the period ended September 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2011	1,937	$1,613,400	EUR	87,400	$12,021
Sales	9,583	12,756,300		0	27,543
Closing Buys	(3,548)	(1,150,900)		(87,400)	(6,017)
Expirations	0	0		0	0
Exercised	(327)	(29,400)		0	(367)

Balance at 09/30/2011	7,645	$13,189,400	EUR	0	$33,180

(k)	Restricted securities as of September 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
SLM Corp.	4.280%	01/26/2015	08/03/2010	$1,639	$1,849	0.02%

(l)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	43,782	11/2011	CBK	$622	$0	$622
Sell		1,086	11/2011	JPM	5	0	5
Sell	BRL	3,741	11/2011	BRC	255	0	255
Sell		30,242	11/2011	DUB	2,623	0	2,623
Sell		12,336	11/2011	HUS	1,025	0	1,025
Sell		814	11/2011	UAG	20	0	20
Buy	EUR	2,172	10/2011	BRC	0	(165)	(165)
Sell		62,340	10/2011	BRC	4,045	0	4,045

See Accompanying Notes	Semiannual Report	September 30, 2011	107

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	4,639	10/2011	CBK	$0	$(270)	$(270)
Sell		452	10/2011	CBK	8	0	8
Sell		1,972	10/2011	FBL	112	0	112
Buy		1,854	10/2011	JPM	0	(154)	(154)
Sell		2,401	10/2011	JPM	223	0	223
Buy		3,239	10/2011	MSC	0	(80)	(80)
Sell		6,403	10/2011	MSC	345	0	345
Buy		6,651	10/2011	RBC	0	(421)	(421)
Buy		4,971	10/2011	RYL	0	(378)	(378)
Sell		14,965	10/2011	UAG	410	0	410
Buy	GBP	370	10/2011	BRC	0	(4)	(4)
Sell		368	10/2011	RBC	1	0	1
Sell		38,311	12/2011	BRC	0	(491)	(491)
Buy		1,129	12/2011	CBK	0	(23)	(23)
Sell		22,915	12/2011	CBK	990	0	990
Buy		883	12/2011	RBC	12	(1)	11
Sell	HKD	12,094	12/2011	DUB	0	(1)	(1)
Buy	JPY	13,595	10/2011	BRC	0	(1)	(1)
Buy		27,958	10/2011	RBC	0	(2)	(2)
Sell		27,958	10/2011	RBC	2	0	2
Buy		13,596	10/2011	UAG	0	(1)	(1)
Sell	MXN	26,972	11/2011	BRC	312	0	312
Sell		42,862	11/2011	CBK	514	0	514
Buy		45,463	11/2011	DUB	0	(36)	(36)
Sell		661	11/2011	DUB	5	0	5
Sell		10,219	11/2011	HUS	134	0	134
Sell		3,629	11/2011	JPM	39	0	39
Buy		29,794	11/2011	MSC	0	(401)	(401)

					$11,702	$(2,429)	$9,273

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Bank Loan Obligations	$0	$4,358	$0	$4,358
Corporate Bonds & Notes
Banking & Finance	0	2,573,676	0	2,573,676
Industrials	0	3,360,614	137,295	3,497,909
Utilities	0	1,182,782	0	1,182,782
Convertible Bonds & Notes
Industrials	0	16,434	0	16,434
Municipal Bonds & Notes
Arizona	0	3,331	0	3,331
California	0	467,134	0	467,134
Colorado	0	111	0	111
District of Columbia	0	4,601	0	4,601
Florida	0	8,423	0	8,423
Georgia	0	9,719	0	9,719
Illinois	0	9,601	0	9,601
Indiana	0	5,942	0	5,942
Iowa	0	4,740	0	4,740
Louisiana	0	107	0	107
Massachusetts	0	11,887	0	11,887
Mississippi	0	4,092	0	4,092
New Jersey	0	52,594	0	52,594
New York	0	184,602	0	184,602
North Carolina	0	3,425	0	3,425
Ohio	0	101,767	0	101,767
Pennsylvania	0	19,377	0	19,377
Tennessee	0	12,882	0	12,882
Texas	0	118,224	0	118,224
Washington	0	6,581	0	6,581

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
U.S. Government Agencies	$0	$10,028	$0	$10,028
U.S. Treasury Obligations	0	1,189,512	0	1,189,512
Asset-Backed Securities	0	81	0	81
Sovereign Issues	0	216,760	0	216,760
Convertible Preferred Securities
Banking & Finance	207	0	0	207
Short-Term Instruments
Repurchase Agreements	0	1,882	0	1,882
U.S. Treasury Bills	0	32,317	0	32,317
PIMCO Short-Term Floating NAV Portfolio	285,906	0	0	285,906
Purchased Options
Interest Rate Contracts	0	41	0	41

	$286,113	$9,617,625	$137,295	$10,041,033

Financial Derivative Instruments (7) - Assets
Credit Contracts	8	1,771	0	1,779
Foreign Exchange Contracts	0	11,702	0	11,702
Interest Rate Contracts	3,243	25,782	0	29,025
	$3,251	$39,255	$0	$42,506

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(80,596)	0	(80,596)
Foreign Exchange Contracts	0	(2,429)	0	(2,429)
Interest Rate Contracts	(990)	(25,761)	(2,634)	(29,385)
	$(990)	$(108,786)	$(2,634)	$(112,410)

Totals	$288,374	$9,548,094	$134,661	$9,971,129

108	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Industrials	$127,874	$21,521	$(4,795)	$(310)	$(242)	$(6,753)	$0	$0	$137,295	$(3,282)

Financial Derivative Instruments (7) - Assets
Credit Contracts	$11	$0	$0	$0	$0	$0	$0	$(11)	$0	$0

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(4,649)	$0	$0	$0	$0	$2,015	$0	$0	$(2,634)	$2,015

Totals	$123,236	$21,521	$(4,795)	$(310)	$(242)	$(4,738)	$0	$(11)	$134,661	$(1,267)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(o)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$41	$41
Variation margin receivable on financial derivative instruments	0	0	0	0	754	754
Unrealized appreciation on foreign currency contracts	0	0	0	11,702	0	11,702
Unrealized appreciation on OTC swap agreements	0	1,779	0	0	25,380	27,159

	$0	$1,779	$0	$11,702	$26,175	$39,656

Liabilities:
Written options outstanding	$0	$9,579	$0	$0	$20,949	$30,528
Variation margin payable on financial derivative instruments	0	0	0	0	71	71
Unrealized depreciation on foreign currency contracts	0	0	0	2,429	0	2,429
Unrealized depreciation on OTC swap agreements	0	71,017	0	0	7,446	78,463

	$0	$80,596	$0	$2,429	$28,466	$111,491

See Accompanying Notes	Semiannual Report	September 30, 2011	109

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

September 30, 2011 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$(160)	$0	$0	$0	$(160)
Net realized gain (loss) on futures contracts, written options and swaps	0	5,344	0	0	81,699	87,043
Net realized gain (loss) on foreign currency transactions	0	0	0	(568)	0	(568)

	$0	$5,184	$0	$(568)	$81,699	$86,315

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$133	$0	$0	$(327)	$(194)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	(87,239)	0	0	33,664	(53,575)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	13,059	0	13,059

	$0	$(87,106)	$0	$13,059	$33,337	$(40,710)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $2,253 and centrally cleared swaps cumulative appreciation/(depreciation) of $402 as reported in the Notes to Schedule of Investments.

(o)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(13,224)	$11,844	$(1,380)
BPS	(4,980)	4,569	(411)
BRC	(1,204)	452	(752)
CBK	(13,238)	14,122	884
DUB	(1,677)	2,108	431
FBF	(8,976)	10,637	1,661
FBL	112	0	112
GLM	(137)	270	133
GST	(12,628)	11,699	(929)
HUS	2,529	(3,420)	(891)
JPM	(5,563)	5,011	(552)
MSC	(136)	(110)	(246)
MYC	(4,870)	2,044	(2,826)
RBC	(409)	0	(409)
RYL	(14,638)	5,941	(8,697)
UAG	(8,251)	9,040	789

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

110	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Mortgage Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%
CVS Pass-Through Trust
6.036% due 12/10/2028	$1,759	$1,856

Total Corporate Bonds & Notes (Cost $1,759)		1,856

MUNICIPAL BONDS & NOTES 0.0%

TEXAS 0.0%
Ennis, Texas Economic Development Corp. Revenue Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	892

Total Municipal Bonds & Notes (Cost $1,352)		892

U.S. GOVERNMENT AGENCIES 149.4%
Fannie Mae
0.000% due 08/25/2022 (c)	10	9
0.000% due 04/25/2035	1,802	1,789
0.288% due 12/25/2036	1,539	1,477
0.295% due 07/25/2037	2,430	2,344
0.385% due 10/25/2035	5,364	5,249
0.435% due 03/25/2035 - 10/27/2037	48,146	47,870
0.455% due 07/25/2032 - 09/26/2033	403	394
0.485% due 02/25/2037 - 05/25/2037	7,097	7,080
0.495% due 06/25/2032	5	5
0.515% due 10/25/2033	1	1
0.535% due 12/25/2028	39	39
0.595% due 02/25/2033	45	43
0.630% due 04/18/2028	87	87
0.635% due 06/25/2029 - 06/25/2032	1,180	1,183
0.645% due 04/25/2036	1,447	1,449
0.680% due 10/18/2030	82	83
0.693% due 04/25/2039	49,721	49,742
0.705% due 12/25/2040	40,965	41,091
0.715% due 12/25/2040	102,108	102,332
0.735% due 03/25/2017 - 01/25/2041	235,088	235,764
0.750% due 09/18/2027	190	193
0.800% due 06/25/2018	3	3
0.815% due 08/25/2037 - 06/25/2041	32,867	33,090
0.835% due 05/25/2036	2,024	2,022
0.885% due 09/25/2023	97	98
1.135% due 04/25/2032 - 04/25/2037	24,174	24,576
1.150% due 04/25/2021	1	1
1.350% due 05/25/2023	49	50
1.452% due 08/01/2042 - 10/01/2044	5,706	5,735
1.533% due 03/01/2035	598	606
1.550% due 11/25/2021	28	29
1.652% due 10/01/2030 - 12/01/2040	720	735
1.828% due 06/01/2023	27	27
1.962% due 09/01/2035	922	965
2.115% due 03/01/2025	19	19
2.119% due 11/01/2035	995	1,026
2.122% due 05/01/2035	276	287
2.125% due 06/01/2017 - 04/01/2033	152	156
2.154% due 09/01/2035	2,188	2,268
2.180% due 04/01/2022	57	60
2.202% due 02/01/2035	882	917

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.264% due 01/01/2030	$37	$38
2.277% due 08/01/2029 - 07/01/2032	135	138
2.295% due 06/01/2019	5	5
2.325% due 11/01/2026	104	108
2.330% due 01/01/2035	463	487
2.344% due 07/01/2035	491	517
2.348% due 02/01/2026	11	11
2.350% due 07/01/2035	228	242
2.355% due 10/01/2028 - 04/01/2030	76	79
2.360% due 11/01/2025 - 03/01/2035	559	588
2.375% due 06/01/2026 - 08/01/2035	372	391
2.383% due 02/01/2034	298	313
2.390% due 05/01/2029	17	17
2.393% due 05/25/2035	605	630
2.394% due 02/01/2032	940	985
2.395% due 09/01/2028	3	3
2.402% due 09/01/2030	23	24
2.411% due 11/01/2035	47	49
2.415% due 07/01/2034	407	429
2.422% due 12/01/2031	16	17
2.424% due 04/01/2030	17	17
2.426% due 03/01/2024 - 06/01/2035	114	119
2.427% due 05/01/2026	25	26
2.437% due 11/01/2025	133	141
2.447% due 09/01/2031	39	41
2.455% due 04/01/2030	52	52
2.487% due 12/01/2035	144	151
2.500% due 08/01/2017	27	27
2.506% due 05/01/2027	124	131
2.510% due 06/01/2035	6,591	6,950
2.516% due 06/01/2032	288	304
2.520% due 04/01/2032	6	6
2.525% due 03/01/2030 - 05/01/2030	346	348
2.550% due 02/01/2035	199	209
2.566% due 07/01/2024	3	3
2.580% due 07/01/2017 - 11/01/2031	45	46
2.588% due 10/01/2016 - 10/01/2031	125	127
2.610% due 03/01/2017 - 10/01/2023	22	23
2.645% due 07/01/2030	26	27
2.652% due 04/01/2035	155	165
2.659% due 09/01/2017	215	220
2.665% due 02/01/2021	60	60
2.686% due 05/01/2030	78	82
2.687% due 07/01/2027	26	26
2.690% due 10/01/2035 - 05/01/2036	520	536
2.720% due 02/01/2024	109	115
2.735% due 12/01/2029	4	4
2.748% due 11/01/2017	12	12
2.750% due 07/01/2017 - 12/01/2023	35	36
2.756% due 05/01/2019	131	133
2.763% due 04/01/2019	41	42
2.782% due 12/01/2027	29	31
2.838% due 03/01/2018	6	6
2.875% due 08/01/2023	14	14
2.878% due 08/01/2024	3	3
3.000% due 10/01/2026 - 11/01/2026	29,000	29,750

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.056% due 06/01/2030	$102	$108
3.076% due 02/01/2017	156	162
3.093% due 12/01/2017	103	108
3.145% due 06/01/2029	25	26
3.215% due 02/01/2015	26	26
3.250% due 06/01/2017	4	4
3.395% due 09/01/2030	24	24
3.397% due 05/01/2036	2,561	2,613
3.406% due 08/01/2029	46	47
3.468% due 09/01/2027	3	3
3.500% due 09/01/2013 - 10/01/2041	1,076,638	1,120,178
3.503% due 11/01/2017	4	4
3.573% due 08/01/2026	24	25
3.670% due 05/01/2036	25	25
3.730% due 10/01/2016	26	26
3.766% due 06/01/2029	13	13
3.865% due 05/01/2036	19	20
3.996% due 05/01/2036	53	56
4.000% due 06/01/2018 - 10/01/2041	1,790,432	1,882,259
4.107% due 01/01/2026	14	14
4.122% due 02/01/2026	43	45
4.305% due 04/01/2020	89	89
4.325% due 11/01/2028	549	565
4.366% due 08/01/2028	191	196
4.381% due 11/01/2028	305	314
4.396% due 03/01/2035	209	220
4.421% due 02/01/2028	231	237
4.500% due 12/01/2019 - 10/01/2041	1,322,521	1,404,723
4.528% due 01/01/2028	12	12
4.651% due 02/01/2031	438	452
4.695% due 02/01/2025	40	40
4.700% due 09/01/2035	168	180
4.738% due 09/01/2034	112	120
4.783% due 11/01/2035	2,660	2,850
4.875% due 05/01/2019	10	11
4.957% due 01/01/2029	20	21
4.967% due 09/01/2034	523	545
4.981% due 07/01/2024	6	7
4.996% due 01/01/2024	6	6
5.000% due 12/01/2011 - 11/01/2041	914,583	985,487
5.028% due 05/01/2035	982	1,051
5.078% due 12/01/2030	481	499
5.159% due 10/01/2035	297	315
5.337% due 02/01/2030	391	419
5.348% due 02/01/2031	185	187
5.362% due 11/01/2035	375	404
5.500% due 11/01/2017 - 10/01/2041	543,935	593,396
5.506% due 02/01/2031	156	166
5.514% due 09/01/2020	19	19
5.613% due 02/01/2036	417	451
5.700% due 08/01/2018	300	325
5.750% due 11/01/2024	1	2
6.000% due 03/25/2017 - 10/01/2041	615,852	677,759
6.250% due 12/25/2013	302	314
6.290% due 02/25/2029	1,500	1,722
6.300% due 06/25/2031 - 10/17/2038	5,541	6,544
6.350% due 06/25/2020	838	866
6.390% due 05/25/2036	15	15
6.410% due 08/01/2016	872	918
6.450% due 09/01/2016	3,205	3,345

See Accompanying Notes	Semiannual Report	September 30, 2011	111

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 10/01/2011 - 10/01/2041	$121,502	$135,163
6.589% due 10/25/2031	25	27
6.703% due 08/01/2028	1,283	1,467
6.850% due 12/18/2027	1,036	1,201
6.875% due 02/01/2018	63	63
6.993% due 01/01/2030	248	267
7.000% due 01/01/2013 - 06/01/2037	2,136	2,472
7.491% due 08/01/2014	4	4
7.500% due 12/01/2012 - 07/25/2041	2,367	2,723
7.730% due 01/01/2025	874	990
7.800% due 10/25/2022 - 06/25/2026	114	134
8.000% due 06/01/2015 - 08/01/2030	31	34
8.200% due 04/25/2025	45	51
8.500% due 11/01/2017	75	83
8.750% due 11/25/2019 - 06/25/2021	130	153
8.776% due 06/25/2032	122	125
9.000% due 04/01/2016 - 11/01/2025	83	96
9.000% due 05/25/2022 - 06/25/2022 (b)	35	9
9.500% due 11/25/2020 - 04/01/2025	271	318
510.000% due 09/25/2019 (b)	0	2
839.670% due 08/25/2020 (b)	0	1
Farmer Mac
6.774% due 01/25/2013	1,320	1,313
8.347% due 04/25/2030	474	466
FDIC Structured Sale Guaranteed Notes
0.721% due 11/29/2037	6,045	6,009
Federal Housing Administration
6.875% due 12/01/2016	185	183
6.896% due 07/01/2020	229	227
6.997% due 09/01/2019	5	5
7.430% due 07/01/2018 - 07/01/2024	5,008	4,976
7.430% due 12/01/2018 (a)	83	82
7.450% due 05/01/2021	857	854
Freddie Mac
0.379% due 08/15/2018 - 10/15/2020	8,417	8,412
0.429% due 03/15/2031 - 09/15/2035	566	567
0.459% due 02/15/2019	4,207	4,219
0.475% due 07/25/2031	42	41
0.479% due 07/15/2034	81	82
0.485% due 05/25/2031	274	269
0.515% due 09/25/2031	299	284
0.529% due 05/15/2036	181	181
0.579% due 12/15/2029 - 12/15/2030	1,259	1,260
0.629% due 03/15/2017 - 06/15/2018	1,918	1,922
0.679% due 08/15/2029 - 08/15/2032	25,212	25,272
0.699% due 11/15/2040	49,778	49,893
0.700% due 03/15/2024 - 09/15/2026	457	457
0.709% due 10/15/2040	91,410	91,593
0.729% due 02/15/2028 - 11/15/2040	181,368	181,914
0.750% due 05/15/2023	1	1
0.769% due 10/15/2037	29,878	30,049

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.779% due 03/15/2032 - 07/15/2041	$3,885	$3,906
0.809% due 07/15/2037	5,058	5,090
0.829% due 08/15/2035	7,532	7,590
1.179% due 04/15/2031	3,978	3,983
1.229% due 06/15/2031	262	266
1.429% due 07/15/2027	1,395	1,396
1.574% due 11/25/2019 (b)	87,213	7,511
1.652% due 07/25/2044	18,601	18,974
1.750% due 01/01/2017 - 10/01/2024	20	20
1.787% due 10/01/2023	639	650
2.210% due 04/01/2025	30	31
2.250% due 04/01/2018	15	15
2.264% due 10/01/2027	23	23
2.285% due 03/01/2033	211	219
2.312% due 06/01/2022	37	37
2.325% due 09/01/2027	15	16
2.326% due 08/01/2029	35	36
2.350% due 12/01/2035	2,443	2,576
2.351% due 10/01/2018	3	3
2.356% due 08/01/2031	14	14
2.375% due 10/01/2024 - 08/01/2031	121	125
2.386% due 11/01/2027	162	170
2.387% due 01/01/2028	91	94
2.413% due 02/01/2029	233	246
2.414% due 04/01/2031	5	5
2.434% due 04/01/2029	44	46
2.439% due 09/01/2028	30	30
2.442% due 06/01/2024	23	24
2.446% due 06/01/2022	4	4
2.450% due 05/01/2019 - 09/01/2027	52	53
2.451% due 09/01/2026	197	206
2.453% due 07/01/2024	60	61
2.458% due 11/01/2027	120	121
2.473% due 12/01/2032	112	117
2.485% due 11/01/2027	5	6
2.486% due 11/01/2031	3	3
2.490% due 10/01/2023	57	60
2.491% due 08/01/2027 - 02/01/2031	25	26
2.496% due 10/01/2036	576	609
2.499% due 03/01/2032	76	80
2.500% due 03/01/2033	76	78
2.506% due 11/01/2029	1,347	1,424
2.518% due 06/01/2028	77	81
2.532% due 07/01/2028	329	348
2.534% due 10/01/2024	91	96
2.541% due 05/01/2032	33	33
2.543% due 09/01/2024	24	26
2.551% due 12/01/2029	218	230
2.575% due 06/01/2030	3	3
2.578% due 05/01/2032	206	207
2.579% due 05/01/2032	427	452
2.585% due 12/01/2026	17	18
2.588% due 05/01/2017 - 09/01/2018	134	138
2.589% due 07/01/2030	182	188
2.590% due 02/01/2029	142	150
2.594% due 07/01/2027	50	53
2.598% due 07/01/2029	32	34
2.615% due 07/01/2030	18	18
2.634% due 10/01/2035	557	588
2.643% due 02/01/2027	398	421
2.645% due 10/01/2027	37	40
2.663% due 02/01/2027	39	39

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.665% due 08/01/2030	$10	$10
2.700% due 03/01/2027	8	8
2.725% due 05/01/2032	10	10
2.788% due 11/01/2034	442	469
2.860% due 08/01/2018	47	49
3.125% due 12/01/2018	3	3
3.246% due 07/01/2019	57	58
3.375% due 04/01/2019	17	17
3.382% due 08/15/2032	901	955
3.500% due 12/15/2022 - 07/15/2032	97	99
4.000% due 03/15/2023 - 10/01/2041	270,211	283,041
4.125% due 09/01/2018	6	6
4.500% due 09/01/2038 - 10/01/2041	490,109	518,803
4.523% due 03/01/2029	88	89
5.000% due 11/15/2017 - 10/01/2041	417,806	449,552
5.052% due 08/01/2035	704	751
5.215% due 03/01/2035	304	308
5.500% due 03/15/2017 - 10/01/2041	430,521	467,287
6.000% due 03/01/2017 - 05/01/2040	91,179	100,526
6.250% due 12/15/2028	864	952
6.500% due 08/01/2016 - 10/25/2043	20,048	22,437
7.000% due 11/15/2020 - 12/01/2032	901	1,044
7.000% due 10/25/2023 (b)	72	16
7.400% due 02/01/2021	190	188
7.500% due 03/01/2022 - 01/15/2030	299	300
7.500% due 08/15/2029 (b)	17	4
7.645% due 05/01/2025	770	905
8.000% due 11/01/2013 - 09/01/2030	43	46
8.500% due 11/15/2018 - 08/01/2027	202	236
9.000% due 12/15/2020 - 02/15/2021	184	189
9.050% due 06/15/2019	38	43
9.500% due 12/15/2020 - 06/01/2021	211	211
9.500% due 11/01/2021 (b)	18	4
Ginnie Mae
0.429% due 05/16/2030 - 02/16/2032	513	513
0.529% due 12/16/2026 - 01/16/2031	641	643
0.580% due 06/20/2032	250	251
0.629% due 06/16/2031 - 03/16/2032	733	735
0.679% due 10/16/2030	26	26
0.729% due 02/16/2030 - 04/16/2032	550	552
0.737% due 09/20/2061	49,741	49,693
0.779% due 12/16/2025	402	403
0.829% due 02/16/2030	66	66
0.879% due 02/16/2030	57	57
1.041% due 01/20/2060	14,025	14,150
1.180% due 03/20/2031	2,558	2,565
1.230% due 02/20/2031	1,573	1,588
1.249% due 01/20/2059	1,092	1,098
1.269% due 10/20/2058	973	979
1.274% due 08/20/2058	2,492	2,518
1.750% due 02/20/2032	337	347

112	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.793% due 03/16/2051 (b)	$53,917	$4,153
1.875% due 11/20/2031	1,288	1,333
2.000% due 10/20/2028 -12/20/2032	2,427	2,513
2.125% due 12/20/2027 -01/20/2030	34	35
2.250% due 01/20/2028 -03/20/2030	603	624
2.375% due 04/20/2017 -04/20/2033	19,591	20,336
2.500% due 12/20/2020 -10/20/2025	401	417
2.625% due 08/20/2017 -07/20/2035	26,884	27,918
3.000% due 06/20/2018 -01/20/2034	7,186	7,472
3.500% due 03/20/2016 -11/01/2041	209,924	218,799
4.000% due 11/20/2018 -11/01/2041	406,411	434,897
4.500% due 12/15/2037 - 11/01/2041	98,001	106,521
5.000% due 10/01/2041	487,000	534,863
5.500% due 05/15/2031 -10/01/2041	171,756	189,989
6.000% due 10/15/2023 -10/01/2041	100,556	112,169
6.250% due 03/16/2029	2,037	2,197
6.500% due 10/15/2023 -10/01/2041	32,808	37,325
6.947% due 03/16/2041	3,114	3,303
7.000% due 09/15/2012 -02/16/2029	851	932
7.500% due 02/15/2017 -11/15/2031	1,376	1,540
7.750% due 10/15/2025	18	21
8.000% due 12/15/2011 -09/20/2031	3,745	4,053
8.500% due 06/15/2027 -03/20/2031	934	1,128
9.000% due 04/15/2020 -08/20/2030	70	80
9.500% due 12/15/2021	40	48
NCUA Guaranteed Notes
0.694% due 11/05/2020	203,053	203,624
0.784% due 12/08/2020	84,207	84,724
Small Business Administration
5.370% due 04/01/2028	9,756	10,792
5.490% due 05/01/2028	12,223	13,699
5.870% due 05/01/2026 -07/01/2028	9,210	10,396
6.220% due 12/01/2028	1,649	1,871
7.190% due 12/01/2019	124	138
7.220% due 11/01/2020	474	528
Vendee Mortgage Trust
6.500% due 03/15/2029	1,623	1,907
6.810% due 01/15/2030	521	620

Total U.S. Government Agencies (Cost $11,752,801)		11,887,312

MORTGAGE-BACKED SECURITIES 10.5%
Adjustable Rate Mortgage Trust
2.871% due 09/25/2035	2,297	1,623
American Home Mortgage Assets
0.425% due 10/25/2046	2,792	1,370
0.525% due 08/25/2037	12,942	1,450

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Home Mortgage Investment Trust
0.475% due 05/25/2047	$3,242	$397
2.428% due 02/25/2045	2,210	1,891
Banc of America Funding Corp.
0.520% due 05/20/2035	1,717	895
5.753% due 10/25/2036 (a)	3,766	2,413
5.837% due 01/25/2037	3,090	2,001
Banc of America Mortgage Securities, Inc.
2.748% due 07/25/2034	15	14
2.809% due 06/20/2031	233	204
2.873% due 07/25/2033	214	202
2.882% due 02/25/2036	1,402	1,045
3.433% due 07/20/2032	50	31
6.500% due 10/25/2031	59	60
BCAP LLC Trust
5.500% due 11/26/2035	19,000	19,232
Bear Stearns Adjustable Rate Mortgage Trust
2.595% due 08/25/2033	2,031	1,937
2.600% due 08/25/2033	1,404	1,337
2.725% due 04/25/2034	16	14
2.750% due 01/25/2034	9	6
2.767% due 02/25/2033	16	13
3.105% due 11/25/2030	8	7
Bear Stearns Alt-A Trust
2.599% due 05/25/2035	994	730
2.607% due 11/25/2036	1,399	826
2.849% due 11/25/2036	1,245	650
3.883% due 08/25/2036 (a)	6,970	1,403
5.064% due 11/25/2036	713	402
Bear Stearns Commercial Mortgage Securities
5.905% due 06/11/2040	400	426
7.000% due 05/20/2030	1,767	1,991
Bear Stearns Mortgage Securities, Inc.
3.523% due 06/25/2030	14	13
Bear Stearns Structured Products, Inc.
4.719% due 12/26/2046	3,014	1,843
Bella Vista Mortgage Trust
0.480% due 05/20/2045	861	445
CC Mortgage Funding Corp.
0.415% due 05/25/2036	559	329
0.485% due 08/25/2035	1,046	682
0.784% due 01/25/2035	706	333
Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	20	20
6.500% due 02/25/2024	320	319
Citigroup Commercial Mortgage Trust
5.886% due 12/10/2049	100	108
6.274% due 12/10/2049	5,600	5,812
Citigroup Mortgage Loan Trust, Inc.
2.370% due 08/25/2035	1,279	1,168
2.660% due 12/25/2035	35	30
2.701% due 08/25/2035	2,063	986
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044	250	269
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	2,748	1,954
Collateralized Mortgage Obligation Trust
0.000% due 09/23/2017 (c)	1	1
Commercial Mortgage Pass-Through Certificates
2.621% due 07/10/2046 (b)	95,371	7,490
2.652% due 07/10/2046 (b)	58,662	5,891
4.867% due 05/10/2043	16,247	16,969
5.306% due 12/10/2046	1,900	2,003
Community Program Loan Trust
4.500% due 10/01/2018	133	134

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Alternative Loan Trust
0.380% due 05/20/2046	$8	$8
0.405% due 01/25/2037	1,044	523
0.425% due 11/25/2046	4,258	2,491
0.430% due 07/20/2046	1,832	712
0.435% due 05/25/2036	775	406
0.440% due 03/20/2046	3,807	2,010
0.445% due 05/25/2035	2,262	1,285
0.445% due 07/25/2046	3,686	2,242
0.455% due 05/25/2035	418	213
0.465% due 08/25/2046	2,394	406
0.485% due 05/25/2035	611	220
0.485% due 09/25/2046	4,050	553
0.485% due 10/25/2046	2,099	652
0.495% due 07/25/2046	2,850	309
0.505% due 05/25/2036	2,193	493
0.510% due 09/20/2046	8,850	963
0.515% due 12/25/2035	574	364
0.575% due 10/25/2046	2,250	106
0.585% due 06/25/2037	4,052	609
0.585% due 06/25/2047	384	60
0.605% due 11/25/2035	1,033	199
0.655% due 12/25/2035	1,364	419
6.000% due 10/25/2032	113	118
6.250% due 11/25/2036 (a)	3,605	2,695
Countrywide Home Loan Mortgage Pass-Through Trust
0.465% due 05/25/2035	2,409	1,519
0.525% due 04/25/2035	1,624	967
0.535% due 04/25/2046	3,351	662
0.545% due 03/25/2035	3,866	2,315
0.565% due 02/25/2035	1,440	999
0.575% due 02/25/2035	39	26
0.575% due 03/25/2036	1,280	487
0.585% due 02/25/2036	1,994	584
0.635% due 03/25/2035	919	164
2.250% due 07/19/2031	9	8
2.254% due 09/25/2034	862	512
2.741% due 11/19/2033	22	20
2.793% due 08/25/2034	1,348	947
2.991% due 11/19/2033	44	35
5.319% due 02/20/2036	1,559	1,069
5.631% due 09/25/2047	2,717	1,836
Credit Suisse First Boston Mortgage Securities Corp.
0.196% due 08/15/2038 (b)	280,791	314
2.439% due 06/25/2033	60	55
4.666% due 03/15/2036	184	187
4.807% due 06/25/2032	5	4
Credit Suisse Mortgage Capital Certificates
0.299% due 02/15/2022	1,893	1,818
0.459% due 10/15/2021	994	935
5.571% due 07/26/2037	14,151	14,021
5.579% due 04/25/2037	3,653	1,990
5.695% due 04/16/2049	4,600	4,964
5.903% due 06/15/2039	3,500	3,662
DBUBS Mortgage Trust
1.576% due 07/12/2044	7,848	7,670
Deutsche Mortgage Securities, Inc.
1.471% due 06/28/2047	22,543	22,513
DLJ Mortgage Acceptance Corp.
2.266% due 11/25/2023	14	10
Extended Stay America Trust
3.330% due 01/05/2013 (b)	79,765	2,928
FFCA Secured Lending Corp.
8.180% due 09/18/2027	2,000	1,829
8.970% due 09/18/2027	4,000	1,600

See Accompanying Notes	Semiannual Report	September 30, 2011	113

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035	$1,119	$1,071
First Nationwide Trust
6.750% due 08/21/2031	47	48
First Republic Mortgage Loan Trust
0.579% due 11/15/2031	5,560	5,140
1.111% due 11/15/2031	1,324	995
3.283% due 06/25/2030	3,585	3,284
Greenpoint Mortgage Funding Trust
0.435% due 10/25/2046	3,296	754
0.435% due 12/25/2046 (a)	3,185	441
0.455% due 06/25/2045	1,616	1,013
0.465% due 06/25/2045	5,913	3,382
0.505% due 04/25/2036	2,814	409
0.555% due 09/25/2046 (a)	2,725	317
0.575% due 10/25/2046	3,618	445
Greenpoint Mortgage Pass-Through Certificates
2.810% due 10/25/2033	173	140
GS Mortgage Securities Corp.
1.840% due 03/06/2020	2,810	2,720
GSR Mortgage Loan Trust
0.495% due 08/25/2046	3,793	1,026
2.428% due 06/25/2034	111	91
2.824% due 04/25/2036	675	551
GSRPM Mortgage Loan Trust
1.035% due 11/25/2031	235	231
Harborview Mortgage Loan Trust
0.360% due 04/19/2038	1,026	631
0.421% due 07/21/2036	3,209	1,866
0.480% due 09/19/2046	2,653	473
2.481% due 11/19/2034	138	86
2.777% due 07/19/2035	90	69
2.805% due 08/19/2034	4,495	3,224
5.350% due 08/19/2036 (a)	2,124	1,416
Homebanc Mortgage Trust
0.415% due 12/25/2036	828	537
Indymac ARM Trust
1.821% due 01/25/2032	11	9
Indymac INDB Mortgage Loan Trust
0.535% due 11/25/2035 (a)	320	124
Indymac Index Mortgage Loan Trust
0.435% due 11/25/2046	4,077	909
0.445% due 05/25/2046	2,360	1,401
0.475% due 07/25/2035	2,262	1,286
0.485% due 02/25/2037	2,450	397
0.535% due 06/25/2037 (a)	839	258
0.555% due 02/25/2035	477	298
2.441% due 01/25/2036	3	2
2.662% due 12/25/2034	23	16
5.000% due 08/25/2035	2,795	1,783
5.087% due 01/25/2036	3,067	2,030
JPMorgan Alternative Loan Trust
0.736% due 06/27/2037	26,084	20,568
JPMorgan Chase Commercial Mortgage Securities Corp.
0.604% due 07/15/2019	131,615	126,590
4.853% due 03/15/2046	8,587	8,899
5.305% due 01/15/2049	21,000	21,127
5.336% due 05/15/2047	200	208
5.716% due 02/15/2051	763	811
5.794% due 02/12/2051	300	325
JPMorgan Mortgage Trust
5.059% due 10/25/2035	3,600	2,746
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (b)	28	4
LB Mortgage Trust
25.119% due 01/20/2017	872	877

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LB-UBS Commercial Mortgage Trust
5.303% due 02/15/2040	$7,738	$7,763
5.430% due 02/15/2040	196	202
5.866% due 09/15/2045	230	248
Luminent Mortgage Trust
0.415% due 12/25/2036	4,362	2,293
0.435% due 10/25/2046	3,556	2,168
MASTR Adjustable Rate Mortgages Trust
0.475% due 05/25/2037	1,346	583
0.535% due 05/25/2047	3,950	1,106
0.575% due 05/25/2047	3,350	383
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	231	238
MASTR Seasoned Securities Trust
2.801% due 10/25/2032	732	610
Mellon Residential Funding Corp.
0.669% due 12/15/2030	1,654	1,516
0.709% due 06/15/2030	237	219
0.929% due 11/15/2031	1,852	1,636
1.109% due 11/15/2031	182	125
Merrill Lynch Alternative Note Asset
0.535% due 03/25/2037	2,141	751
Merrill Lynch Mortgage Investors, Inc.
0.357% due 04/25/2028 (b)	605	1
MLCC Mortgage Investors, Inc.
1.947% due 01/25/2029	4,000	2,991
2.072% due 04/25/2035	69	62
Morgan Stanley Capital
0.290% due 10/15/2020	2,605	2,592
5.809% due 12/12/2049	300	324
Morgan Stanley Dean Witter Capital
4.740% due 11/13/2036	4,411	4,529
Morgan Stanley Mortgage Loan Trust
0.605% due 11/25/2035	3,628	1,967
0.745% due 02/25/2047	2,887	1,414
2.603% due 07/25/2035	2,585	1,729
5.701% due 02/25/2047	6,118	4,076
Mortgage Equity Conversion Asset Trust
0.590% due 01/25/2042	29,263	27,087
0.600% due 10/25/2041	24,783	23,482
0.640% due 02/25/2042	4,031	3,789
0.670% due 05/25/2042	134,712	127,640
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	5,188	4,146
6.138% due 03/25/2047	4,736	3,808
7.000% due 02/19/2030	538	540
Ocwen Residential MBS Corp.
6.814% due 06/25/2039 (a)	109	3
Opteum Mortgage Acceptance Corp.
0.495% due 07/25/2035	377	344
Prime Mortgage Trust
0.635% due 02/25/2034	156	145
5.000% due 02/25/2019	6	6
RBSCF Trust
5.305% due 01/16/2049	4,300	4,324
RBSSP Resecuritization Trust
0.718% due 11/26/2035	795	733
Residential Accredit Loans, Inc.
0.435% due 12/25/2046 (a)	3,172	672
0.445% due 04/25/2046	15,067	6,119
0.485% due 08/25/2037	3,826	2,314
0.505% due 05/25/2046 (a)	2,483	428
0.540% due 09/25/2046	5,261	762
0.635% due 03/25/2033	305	274
3.105% due 08/25/2035 (a)	738	333

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Mortgage Products, Inc.
6.500% due 11/25/2031	$132	$132
Residential Asset Securitization Trust
0.635% due 05/25/2033	186	177
Residential Funding Mortgage Securities
3.033% due 09/25/2035	2,651	1,693
RiverView HECM Trust
0.295% due 07/25/2047	16,743	15,906
0.670% due 05/25/2047	928	881
0.985% due 09/26/2041	79,776	76,585
Sequoia Mortgage Trust
0.580% due 10/19/2026	91	78
0.952% due 11/22/2024	21	18
0.990% due 10/20/2027	2,337	2,004
2.436% due 01/20/2047	2,385	1,655
Sovereign Commercial Mortgage Securities Trust
5.951% due 07/22/2030	4,419	4,552
Structured Adjustable Rate Mortgage Loan Trust
0.455% due 05/25/2037	10,730	5,798
0.725% due 06/25/2034	1,050	786
2.533% due 07/25/2034	121	106
2.540% due 01/25/2035	2,909	2,255
2.540% due 08/25/2035	39	29
5.234% due 11/25/2035	3,256	2,056
6.000% due 10/25/2037 (a)	3,607	1,408
Structured Asset Mortgage Investments, Inc.
0.365% due 03/25/2037	381	203
0.425% due 06/25/2036	668	407
0.465% due 05/25/2045	3,117	1,824
0.480% due 07/19/2035	7,420	5,952
0.535% due 08/25/2036	4,250	1,068
0.580% due 03/19/2034	1,460	1,226
0.890% due 09/19/2032	4,659	3,859
0.890% due 10/19/2034	345	285
3.631% due 05/25/2022	616	596
4.439% due 05/02/2030	127	100
Structured Asset Securities Corp.
2.230% due 07/25/2032	2	2
2.303% due 01/25/2032	251	208
2.470% due 08/25/2032	545	497
2.480% due 06/25/2033	76	67
2.655% due 10/25/2035	450	357
2.661% due 02/25/2032	3	3
5.373% due 04/25/2033	222	205
TBW Mortgage-Backed Pass-Through Certificates
5.630% due 01/25/2037	2,754	1,444
5.970% due 09/25/2036	9,317	1,865
6.014% due 07/25/2037	5,404	2,913
Thornburg Mortgage Securities Trust
3.682% due 06/25/2043	4,498	4,357
Wachovia Bank Commercial Mortgage Trust
0.319% due 09/15/2021	3,771	3,639
5.572% due 10/15/2048	5,150	5,489
WaMu Mortgage Pass-Through Certificates
0.455% due 07/25/2046 (a)	541	34
0.465% due 04/25/2045	172	135
0.495% due 11/25/2045	2,354	1,829
0.545% due 01/25/2045	5,762	4,416
0.555% due 01/25/2045	778	610
0.555% due 07/25/2045	163	128
0.565% due 01/25/2045	3,172	2,380
0.575% due 01/25/2045	669	482
0.750% due 07/25/2044	483	259
0.935% due 12/25/2045	1,043	144
1.052% due 07/25/2047	4,535	2,669
1.082% due 11/25/2046	816	477
1.242% due 02/25/2046	2,599	1,819

114	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.442% due 11/25/2042	$133	$109
1.642% due 06/25/2042	707	542
1.642% due 08/25/2042	1,569	1,305
2.576% due 03/25/2034	34	32
2.580% due 06/25/2033	1,541	1,479
2.588% due 01/25/2047	2,779	1,848
2.838% due 08/25/2046	593	403
2.850% due 05/25/2046	1,615	1,062
5.186% due 04/25/2037	3,019	2,055
5.239% due 12/25/2036	2,785	1,914
5.932% due 10/25/2036	248	216
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.485% due 07/25/2046	1,762	337
1.212% due 05/25/2046	3,433	1,689
6.268% due 07/25/2036	4,083	2,155
Washington Mutual MSC Mortgage Pass-Through Certificates
2.669% due 11/25/2030	486	428
Wells Fargo Mortgage-Backed Securities Trust
0.735% due 07/25/2037	3,004	2,349
2.700% due 05/25/2035	399	372

Total Mortgage-Backed Securities (Cost $915,783)		837,940

ASSET-BACKED SECURITIES 4.9%
Aames Mortgage Investment Trust
1.035% due 10/25/2035	1,701	1,653
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,902	1,388
Access Group, Inc.
1.553% due 10/27/2025	13,540	13,643
ACE Securities Corp.
0.285% due 12/25/2036	2	2
0.295% due 10/25/2036	396	109
0.935% due 08/25/2030	39	34
AFC Home Equity Loan Trust
0.785% due 12/26/2029	10	9
1.045% due 06/25/2029	452	237
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	978	949
Ameriquest Mortgage Securities, Inc.
0.845% due 01/25/2035	5,152	1,592
Amortizing Residential Collateral Trust
0.815% due 07/25/2032	736	631
0.878% due 06/25/2032	46	37
0.935% due 10/25/2031	336	260
Amresco Residential Securities Mortgage Loan Trust
0.730% due 06/25/2028	127	93
0.790% due 06/25/2027	475	435
0.865% due 09/25/2028	1,360	1,006
1.175% due 06/25/2029	204	160
Argent Securities, Inc.
0.725% due 10/25/2035	7,500	2,386
Asset-Backed Funding Certificates
1.255% due 03/25/2032	879	658
Asset-Backed Securities Corp. Home Equity
0.315% due 05/25/2037	17	14
0.749% due 06/15/2031	245	229
Bayview Financial Acquisition Trust
0.587% due 05/28/2037	3,713	2,044
5.208% due 04/28/2039	309	294
Bear Stearns Asset-Backed Securities Trust
0.635% due 09/25/2046	3,045	1,535
1.210% due 02/25/2034	393	297
1.435% due 10/25/2032	407	348

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.735% due 11/25/2042	$973	$821
3.060% due 06/25/2043	63	56
Capital Auto Receivables Asset Trust
1.679% due 10/15/2012	57	57
Carrington Mortgage Loan Trust
0.285% due 01/25/2037	415	409
0.715% due 10/25/2035	6,500	3,393
CDC Mortgage Capital Trust
1.285% due 01/25/2033	1,374	1,012
Centex Home Equity
0.535% due 01/25/2032	223	181
1.085% due 01/25/2032	922	517
Chase Funding Mortgage Loan Asset- Backed Certificates
0.835% due 07/25/2033	54	45
0.875% due 08/25/2032	850	628
0.895% due 11/25/2032	556	455
CIT Group Home Equity Loan Trust
0.505% due 06/25/2033	772	632
0.815% due 03/25/2033	119	116
0.885% due 12/25/2031	913	452
Citigroup Mortgage Loan Trust, Inc.
0.295% due 05/25/2037	21	20
0.295% due 07/25/2045	767	575
5.764% due 01/25/2037	4,274	2,341
Conseco Finance
0.929% due 08/15/2033	2,896	2,066
1.729% due 05/15/2032	757	505
Conseco Financial Corp.
6.240% due 12/01/2028	2,414	2,537
7.550% due 01/15/2029	274	303
8.000% due 07/15/2018	369	373
8.050% due 10/15/2027	128	133
Countrywide Asset-Backed Certificates
0.285% due 07/25/2037	262	255
0.285% due 08/25/2037	291	285
0.295% due 06/25/2047	391	383
0.485% due 04/25/2036	314	266
0.685% due 06/25/2033	400	330
0.705% due 11/25/2033	331	301
0.735% due 09/25/2032	2,113	1,743
1.135% due 10/25/2047	3,462	2,471
Credit Suisse First Boston Mortgage Securities Corp.
0.595% due 05/25/2044	264	257
Credit-Based Asset Servicing & Securitization LLC
0.305% due 01/25/2037	433	93
1.335% due 04/25/2032	329	258
Delta Funding Home Equity Loan Trust
1.049% due 09/15/2029	17	13
Denver Arena Trust
6.940% due 11/15/2019	5,522	5,672
EMC Mortgage Loan Trust
0.605% due 05/25/2040	665	546
Equifirst Mortgage Loan Trust
0.475% due 01/25/2034	332	290
First Plus Home Loan Trust
7.670% due 05/10/2024	399	406
Ford Credit Auto Owner Trust
2.790% due 08/15/2013	56	57
GE-WMC Mortgage Securities LLC
0.275% due 08/25/2036	91	28
GMAC Mortgage Corp. Loan Trust
0.715% due 01/25/2029	776	622
GSAMP Trust
0.385% due 10/25/2036	9,967	694

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.635% due 02/25/2033	$546	$391
0.725% due 09/25/2035	9,000	5,128
HSI Asset Securitization Corp. Trust
0.295% due 05/25/2037	65	64
Illinois Student Assistance Commission
0.733% due 04/25/2017	19,674	19,625
IMC Home Equity Loan Trust
6.880% due 11/20/2028	35	35
7.520% due 08/20/2028	64	64
Indymac Residential Asset-Backed Trust
0.365% due 04/25/2047	2	2
Irwin Home Equity Corp.
1.585% due 02/25/2029	905	733
JPMorgan Mortgage Acquisition Corp.
0.295% due 03/25/2047	24	20
0.315% due 08/25/2036	87	24
Lehman ABS Mortgage Loan Trust
0.325% due 06/25/2037	31	10
Lehman XS Trust
0.465% due 06/25/2046 (a)	1,198	74
0.555% due 11/25/2046	2,050	191
Long Beach Mortgage Loan Trust
1.660% due 03/25/2032	1,954	1,234
MASTR Asset-Backed Securities Trust
0.735% due 12/25/2034 (a)	7,500	5,097
Merrill Lynch First Franklin Mortgage Loan Trust
0.295% due 07/25/2037	3	3
Merrill Lynch Mortgage Investors, Inc.
0.295% due 10/25/2037	1,767	433
0.305% due 07/25/2037	65	64
0.315% due 09/25/2037	289	67
0.595% due 06/25/2035	1,036	704
Mesa Trust Asset-Backed Certificates
1.035% due 12/25/2031	933	683
Mid-State Trust
7.340% due 07/01/2035	760	783
7.400% due 07/01/2035	33	33
7.790% due 07/01/2035	43	42
7.791% due 03/15/2038	1,700	1,615
Morgan Stanley ABS Capital
1.035% due 07/25/2037	837	751
Morgan Stanley Home Equity Loan Trust
0.285% due 12/25/2036	166	164
Morgan Stanley Mortgage Loan Trust
0.595% due 04/25/2037	508	197
5.726% due 10/25/2036	4,702	2,584
5.750% due 04/25/2037	3,095	2,218
6.000% due 07/25/2047	3,418	2,308
Nationstar Home Equity Loan Trust
0.295% due 06/25/2037	67	66
0.355% due 04/25/2037	1	1
New Century Home Equity Loan Trust
0.685% due 06/25/2035	7,500	4,495
Option One Mortgage Loan Trust
0.755% due 02/25/2035	4,200	2,219
0.835% due 01/25/2032	169	147
Park Place Securities, Inc.
0.495% due 09/25/2035	617	535
0.735% due 07/25/2035	5,000	2,963
0.935% due 10/25/2034	7,500	3,992
Popular ABS Mortgage Pass-Through Trust
0.325% due 01/25/2037	43	43
Renaissance Home Equity Loan Trust
0.595% due 11/25/2034	262	201
0.675% due 08/25/2033	716	591
0.735% due 12/25/2033	4,043	3,249
1.435% due 08/25/2032	1,889	1,236

See Accompanying Notes	Semiannual Report	September 30, 2011	115

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Securities Corp.
0.735% due 07/25/2032 (a)	$1,115	$637
0.815% due 06/25/2033	149	74
0.835% due 06/25/2032	102	51
Residential Funding Mortgage Securities, Inc.
8.350% due 12/25/2024	252	246
8.850% due 03/25/2025	65	64
Residential Mortgage Loan Trust
1.750% due 09/25/2029	161	141
SACO, Inc.
0.755% due 06/25/2036 (a)	729	436
Salomon Brothers Mortgage Securities, Inc.
1.150% due 01/25/2032	382	297
1.210% due 10/25/2028	268	245
6.930% due 08/25/2028	485	462
Saxon Asset Securities Trust
0.575% due 12/26/2034	1,041	833
0.755% due 08/25/2032	2	2
Securitized Asset-Backed Receivables LLC Trust
0.275% due 01/25/2037	196	187
0.295% due 12/25/2036 (a)	3,186	908
0.365% due 05/25/2037 (a)	834	483
SLC Student Loan Trust
4.750% due 06/15/2033	1,629	1,631
SLM Student Loan Trust
0.283% due 10/25/2019	624	624
0.333% due 07/25/2019	712	706
0.333% due 04/27/2020	3,181	3,155
0.343% due 07/25/2019	4,998	4,949
0.363% due 04/25/2017	104	104
0.423% due 07/25/2023	3,000	2,910
0.483% due 07/27/2015	77	77
0.653% due 10/27/2014	1,919	1,920
0.703% due 01/25/2017	1,100	1,099

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.003% due 01/25/2019	$2,200	$2,216
1.353% due 10/25/2016	1,431	1,444
1.753% due 04/25/2023	156,587	161,039
3.500% due 08/17/2043	42,227	41,969
4.500% due 11/16/2043	7,889	7,549
Soundview Home Equity Loan Trust
0.295% due 11/25/2036	103	28
Specialty Underwriting & Residential Finance
0.735% due 09/25/2036	7,500	3,307
0.915% due 01/25/2034	289	219
1.035% due 10/25/2035	3,535	1,846
Structured Asset Investment Loan Trust
0.675% due 04/25/2035	5,000	2,544
0.715% due 09/25/2035	13,000	5,189
0.745% due 08/25/2035	9,000	2,183
1.210% due 09/25/2034	1,465	935
1.510% due 12/25/2034	2,598	1,496
Structured Asset Securities Corp.
0.635% due 05/25/2034	1,057	892
0.815% due 01/25/2033	17	15
1.810% due 01/25/2033	707	447
Trapeza CDO LLC
1.067% due 11/16/2034	1,000	360
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	2,807
UPS Capital Business Credit
0.809% due 04/15/2026	118	24
Vanderbilt Mortgage Finance
7.905% due 02/07/2026	25	26
Wells Fargo Home Equity Trust
0.865% due 04/25/2034	1,621	995

Total Asset-Backed Securities (Cost $462,995)		387,490

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 6.6%

REPURCHASE AGREEMENTS 0.5%
Banc of America Securities LLC
0.090% due 10/03/2011	$20,000	$20,000
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 0.500% due 08/15/2014 valued at $20,423. Repurchase proceeds are $20,000.)
State Street Bank and Trust Co.
0.010% due 10/03/2011	24,200	24,200
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $24,686. Repurchase proceeds are $24,200.)

		44,200

U.S. TREASURY BILLS 0.3%
0.031% due 10/27/2011 - 03/15/2012 (d)(f)	20,190	20,186

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 5.8%
	45,798,443	458,580

Total Short-Term Instruments (Cost $523,011)		522,966

Total Investments 171.4% (Cost $13,657,701)		$13,638,456

Other Assets and Liabilities (Net) (71.4%)		(5,681,171)

Net Assets 100.0%		$7,957,285

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Affiliated to the Portfolio.
(f)	Securities with an aggregate market value of $19,896 has been pledged as collateral as of September 30, 2011 for swap contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(g)	Cash of $35,485 has been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2011.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $17,500 at a weighted average interest rate of 0.200%. On September 30, 2011, there were no open reverse repurchase agreements.
(i)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 1.550% due 03/25/2035	UAG	(2.025%	)	03/25/2035	$	1,352	$1,318	$0	$1,318
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%	)	07/20/2018		5,000	1,422	0	1,422
BFC Genesee CDO Ltd. 3-Month USD-LIBOR plus 1.650% due 01/10/2041	JPM	(1.450%	)	01/10/2041		2,460	2,381	0	2,381
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CBK	(2.150%	)	10/20/2020		5,000	2,103	0	2,103
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 1.350% due 10/25/2035	JPM	(1.500%	)	10/25/2035		194	184	0	184
First Franklin Mortgage Loan Asset-Backed Certificates 1-Month USD-LIBOR plus 1.950% due 06/25/2034	MEI	(1.900%	)	06/25/2034		1,438	1,211	0	1,211
LB-UBS Commercial Mortgage Trust 5.642% due 09/15/2040	JPM	(1.170%	)	09/15/2040		4,000	3,174	0	3,174

116	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1) (Cont.)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	BRC	(1.190%	)	02/25/2034	$	650	$287	$0	$287
Merrill Lynch Mortgage Trust 5.392% due 11/12/2037	JPM	(1.150%	)	11/12/2037		4,000	3,157	0	3,157
Merrill Lynch Mortgage Trust 5.616% due 06/12/2043	UAG	(1.080%	)	06/12/2043		10,000	8,625	0	8,625
Morgan Stanley ABS Capital I 1-Month USD-LIBOR plus 1.700% due 12/27/2033	MYC	(1.390%	)	12/27/2033		627	257	0	257
Novastar Home Equity Loan 1-Month USD-LIBOR plus 3.500% due 09/25/2034	GST	(3.950%	)	09/25/2034		2,725	2,479	0	2,479
Octagon Investment Partners X Ltd. 3-Month USD-LIBOR plus 1.400% due 10/18/2020	JPM	(1.850%	)	10/18/2020		1,000	311	0	311
Race Point CLO 3-Month USD-LIBOR plus 1.650% due 04/15/2020	WNA	(1.950%	)	04/15/2020		2,000	454	0	454
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	BRC	(1.240%	)	02/25/2035		641	394	0	394
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021		1,500	516	0	516

							$28,273	$0	$28,273

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ACE Securities Corp. 1-Month USD-LIBOR plus 0.700% due 07/25/2034	GST	1.050%	07/25/2034	$	3,211	$(1,004)	$(803)	$(201)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GST	0.960%	09/25/2034		7,500	(3,202)	(2,550)	(652)
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 0.630% due 09/25/2034	GST	0.630%	09/25/2034		5,799	(1,839)	(1,798)	(41)
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	GST	0.800%	08/25/2034		6,500	(2,498)	(2,145)	(353)
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	GST	0.650%	06/25/2035		8,000	(2,807)	(2,400)	(407)
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	GST	0.690%	07/25/2035		7,000	(2,482)	(2,450)	(32)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GST	1.050%	10/25/2034		3,632	(1,848)	(1,162)	(686)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.650% due 10/25/2034	GST	0.650%	10/25/2034		7,500	(2,535)	(2,250)	(285)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	GST	0.740%	12/25/2034		5,000	(1,974)	(1,600)	(374)
Residential Asset Mortgage Products, Inc. 1-Month USD-LIBOR plus 0.620% due 11/25/2034	GST	0.620%	11/25/2034		5,143	(1,656)	(1,440)	(216)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	GST	1.425%	04/25/2034		505	(256)	(202)	(54)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	GST	1.300%	11/25/2034		1,206	(1,101)	(1,134)	33

						$(23,202)	$(19,934)	$(3,268)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051	$	44,600	$6,093	$8,024	$(1,931)
CMBX.NA.AAA.4 Index	CBK	(0.350%	)	02/17/2051		22,050	3,011	869	2,142
CMBX.NA.AAA.4 Index	DUB	(0.350%	)	02/17/2051		9,000	1,230	1,575	(345)
CMBX.NA.AAA.4 Index	GST	(0.350%	)	02/17/2051		10,000	1,366	1,100	266
CMBX.NA.AAA.4 Index	JPM	(0.350%	)	02/17/2051		48,000	6,556	8,236	(1,680)
CMBX.NA.AAA.4 Index	MYC	(0.350%	)	02/17/2051		49,000	6,694	3,806	2,888
CMBX.NA.AAA.4 Index	RYL	(0.350%	)	02/17/2051		1,000	136	157	(21)
CMBX.NA.AAA.4 Index	UAG	(0.350%	)	02/17/2051		8,000	1,093	880	213
CMBX.NA.AAA.5 Index	GST	(0.350%	)	02/15/2051		19,500	2,600	3,657	(1,057)

							$28,779	$28,304	$475

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	Semiannual Report	September 30, 2011	117

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Short sales outstanding on September 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (5)
Fannie Mae	3.500%	10/01/2026	$460,000	$480,844	$(480,556)
Fannie Mae	3.500%	02/01/2041	20,329	20,653	(20,948)
Fannie Mae	3.500%	10/01/2041	321,900	325,732	(331,004)
Fannie Mae	4.000%	11/01/2026	118,800	125,260	(125,167)
Fannie Mae	4.000%	10/01/2041	1,481,000	1,541,116	(1,553,662)
Fannie Mae	4.000%	11/01/2041	1,000	1,041	(1,046)
Ginnie Mae	4.000%	11/01/2041	57,000	60,616	(60,821)
Ginnie Mae	5.500%	10/01/2041	24,000	26,752	(26,512)

				$2,582,014	$(2,599,716)

(5)	Market value includes $24 of interest payable on short sales.

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Corporate Bonds & Notes
Industrials	$0	$1,856	$0	$1,856
Municipal Bonds & Notes
Texas	0	892	0	892
U.S. Government Agencies	0	11,467,205	420,107	11,887,312
Mortgage-Backed Securities	0	560,093	277,847	837,940
Asset-Backed Securities	0	386,181	1,309	387,490
Short-Term Instruments
Repurchase Agreements	0	44,200	0	44,200
U.S. Treasury Bills	0	20,186	0	20,186
PIMCO Short-Term Floating NAV Portfolio	458,580	0	0	458,580
	$458,580	$12,480,613	$699,263	$13,638,456

Short Sales, at value	$0	$(2,599,716)	$0	$(2,599,716)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$31,258	$2,557	$33,815

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(8,335)	$0	$(8,335)

Totals	$458,580	$9,903,820	$701,820	$11,064,220

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (9)
Investments, at value
U.S. Government Agencies	$320,371	$116,316	$(16,361)	$(8)	$29	$739	$0	$(979)	$420,107	$749
Mortgage-Backed Securities	299,904	0	(21,533)	(694)	220	(1,650)	1,600	0	277,847	(1,671)
Asset-Backed Securities	1,045	0	(77)	0	0	(19)	360	0	1,309	(19)

	$621,320	$116,316	$(37,971)	$(702)	$249	$(930)	$1,960	$(979)	$699,263	$(941)

Financial Derivative Instruments (7) - Assets
Credit Contracts	$10,716	$0	$(9,975)	$0	$0	$1,816	$0	$0	$2,557	$1,816

Totals	$632,036	$116,316	$(47,946)	$(702)	$249	$886	$1,960	$(979)	$701,820	$875

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.

118	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(l)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on OTC swap agreements	$0	$33,815	$0	$0	$0	$33,815

Liabilities:
Unrealized depreciation on OTC swap agreements	$0	$8,335	$0	$0	$0	$8,335

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$15,040	$0	$0	$0	$15,040

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$0	$22,628	$0	$0	$0	$22,628

(1)	See note 5 in the Notes to Financial Statements for additional information.

(m)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$6,093	$(6,070)	$23
BRC	681	(750)	(69)
CBK	5,114	(5,110)	4
DUB	1,230	(1,090)	140
GST	(16,241)	19,896	3,655
JPM	17,185	(17,330)	(145)
MEI	1,211	(1,080)	131
MYC	6,951	(7,120)	(169)
RYL	136	(90)	46
UAG	11,036	(11,760)	(724)
WNA	454	(900)	(446)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Semiannual Report	September 30, 2011	119

Schedule of Investments PIMCO Municipal Sector Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 106.6%

ALABAMA 0.1%
Birmingham, Alabama Special Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$551

ALASKA 0.5%
Matanuska-Susitna, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,246

ARIZONA 5.0%
Arizona State Salt River Project Agricultural Improvement & Power District Revenue Bonds, Series 2009
5.000% due 01/01/2026	2,000	2,229
Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2032	10,000	9,116
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.750% due 09/01/2029	1,000	1,018
Pima County, Arizona Regional Transportation Authority, Revenue Bonds, Series 2011
5.000% due 06/01/2026	9,390	10,446

		22,809

CALIFORNIA 22.4%
Anaheim, California Public Financing Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 09/01/2022	2,000	1,065
Brea, California Redevelopment Agency Tax Allocation Bonds, Series 2011
0.000% due 08/01/2033	2,500	508
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	1,000	1,009
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	130
6.918% due 04/01/2040	100	129
California State Department of Water Resources Revenue Notes, Series 2011
5.000% due 05/01/2020	2,000	2,379
California State General Obligation Bonds, Series 2005
5.050% due 12/01/2036	4,970	4,805
California State General Obligation Bonds, Series 2009
5.000% due 10/01/2029	3,320	3,483
California State Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2002
5.250% due 01/01/2026	1,550	1,569
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	12,500	12,936
5.500% due 11/15/2040	8,500	9,000
California State Palomar Pomerado Health General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2019	6,435	4,557
California State University Revenue Bonds, (AGM Insured), Series 2007
5.000% due 11/01/2025	300	321

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dublin, California Unified School District General Obligation Bonds, Series 2009
0.000% due 08/01/2024	$410	$207
Hawthorne, California School District General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2020	315	208
Hawthorne, California School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2019	300	211
Huntington Beach, California Union High School District General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2005
0.000% due 08/01/2030	3,000	986
Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,001
Los Angeles, California Certificates of Participation Bonds, (NPFGC Insured), Series 2002
5.000% due 10/01/2027	2,685	2,710
Los Angeles, California Community College District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 08/01/2027	1,200	1,283
Los Angeles, California Community College District General Obligation Bonds, Series 2008
5.000% due 08/01/2033	17,000	17,912
Los Angeles, California Unified School District General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 07/01/2027	500	507
Los Angeles, California Wastewater System Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,348
Newport Mesa, California Unified School District General Obligation Bonds, Series 2011
0.000% due 08/01/2030	1,500	532
0.000% due 08/01/2031	1,500	496
0.000% due 08/01/2032	7,000	2,159
Poway, California Unified School District General Obligation Bonds, Series 2009
0.000% due 08/01/2021	2,500	1,598
0.000% due 08/01/2027	2,500	1,066
Salinas, California Union High School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2003
0.000% due 10/01/2027	1,000	382
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	3,900	4,052
San Diego, California Unified School District General Obligation Bonds, (AGM Insured), Series 2005
4.750% due 07/01/2027	1,000	1,034
San Francisco, California City & County Public Utilities Commission Revenue Bonds, (AGM Insured), Series 2006
4.750% due 11/01/2036	3,135	3,194
San Marcos, California Unified School District General Obligation Bonds, Series 2011
0.000% due 08/01/2028	2,000	751
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	277
Santa Monica-Malibu, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 08/01/2022	5,000	2,980

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	$150	$161
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.125% due 06/01/2046	9,500	6,202
University of California Regents Medical Center Revenue Bonds, (AGM Insured), Series 2005
5.000% due 05/15/2033	2,500	2,562
University of California Regents Medical Center Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 05/15/2031	1,000	1,007
West Contra Costa, California Unified School District General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2022	5,000	2,830
Whittier, California Union High School District General Obligation Bonds, Series 2009
0.000% due 08/01/2025	1,500	662

		103,209

COLORADO 1.7%
Colorado State Certificates of Participation Bonds, (NPFGC Insured), Series 2005
5.000% due 11/01/2030	4,500	4,558
Colorado State Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	3,000	3,221

		7,779

CONNECTICUT 0.7%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	3,000	3,016

DISTRICT OF COLUMBIA 3.0%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	10,974
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2009
5.500% due 10/01/2039	2,500	2,837

		13,811

FLORIDA 2.6%
Florida State Board of Education General Obligation Bonds, (BABs), Series 2010
5.200% due 06/01/2025	1,000	1,059
Florida State Board of Education General Obligation Bonds, Series 2010
4.000% due 01/01/2026	10	10
Florida State Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	1,285	1,508
Jacksonville, Florida Economic Development Commission Revenue Bonds, Series 2007
5.300% due 05/01/2037	500	435
Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	4,000	4,030
Miami-Dade County, Florida Revenue Bonds, Series 2009
5.500% due 10/01/2036	3,000	3,134

120	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sarasota County, Florida Public Hospital Board Revenue Bonds, (NPFGC Insured), Series 1997
4.233% due 10/01/2021	$2,000	$1,852

		12,028

HAWAII 0.0%
Hawaii State Revenue Bonds, Series 2010
5.000% due 07/01/2034	100	104

ILLINOIS 14.2%
Boone, McHenry & Dekalb Counties, Illinois Community Unit School Dist No. 100 General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 12/01/2019	5,195	3,746
0.000% due 12/01/2020	6,550	4,457
Chicago, Illinois Airport Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,317
Chicago, Illinois Airport Revenue Bonds, Series 2011
5.000% due 01/01/2022	1,750	1,941
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	888
Chicago, Illinois General Obligation Bonds, (NPFGC Insured), Series 2001
5.590% due 01/01/2023	1,555	1,688
Chicago, Illinois General Obligation Bonds, Series 2009
5.000% due 01/01/2034	4,210	4,344
DeKalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,526
Illinois State Finance Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,170
5.500% due 07/01/2037	5,000	5,495
Illinois State Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	1,500	1,569
Illinois State Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	1,200	1,248
Illinois State Railsplitter Tobacco Settlement Authority Revenue Bonds, Series 2010
6.000% due 06/01/2028	6,205	6,444
Illinois State Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	11,750	12,319
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	8,905	9,464
Peoria, Illinois Public Building Commission Revenue Bonds, (AGC Insured), Series 2009
0.000% due 12/01/2020	3,000	1,987

		65,603

LOUISIANA 1.1%
Louisiana State Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	4,810	5,187

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MAINE 0.0%
Portland, Maine Revenue Bonds, (AGM Insured), Series 2010
5.000% due 01/01/2040	$100	$104

MARYLAND 0.8%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	1,600	1,620
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,266

		3,886

MASSACHUSETTS 1.5%
Massachusetts State Revenue Bonds, (AGM Insured), Series 2005
3.962% due 06/01/2022	7,000	7,019

MICHIGAN 4.1%
Detroit, Michigan Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2034	5,125	5,140
Lansing, Michigan Board of Water & Light Revenue Bonds, Series 2011
5.000% due 07/01/2025	4,335	4,833
Michigan State Higher Education Student Loan Authority Revenue Bonds, (AMBAC Insured), Series 2005
4.875% due 03/01/2030	7,270	6,591
Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	2,096

		18,660

NEBRASKA 1.3%
Nebraska State Municipal Energy Agency Revenue Bonds, (BHAC Insured), Series 2010
10.210% due 04/01/2039	5,000	5,940

NEVADA 4.3%
Clark County, Nevada Water Reclamation District General Obligation Bonds, Series 2009
5.250% due 07/01/2038	18,285	19,970

NEW JERSEY 8.6%
New Jersey State Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	5,500	5,925
New Jersey State Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 1997
0.000% due 02/15/2017	3,000	2,393
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,640
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
4.750% due 06/01/2034	7,000	4,568
5.000% due 06/01/2029	100	73
5.000% due 06/01/2041	7,350	4,751
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.000% due 06/15/2026	5,610	6,043
5.250% due 06/15/2025	5,310	5,843

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
5.000% due 01/01/2031	$7,850	$8,283

		39,519

NEW YORK 16.2%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011
5.250% due 05/01/2025	3,000	3,437
Liberty, New York Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,000	1,038
Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
4.324% due 09/01/2015	5,750	5,738
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
5.000% due 06/15/2031	10,000	10,522
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
4.750% due 06/15/2035	5,000	5,197
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	533
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2026	5,000	5,718
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2009
5.250% due 01/15/2030	10,000	10,835
5.375% due 01/15/2034	1,905	2,061
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2011
5.000% due 02/01/2025	3,700	4,265
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2009
5.000% due 01/01/2034	2,000	2,136
New York State Dormitory Authority Revenue Bonds, (AGC Insured), Series 2011
5.250% due 10/01/2025	1,455	1,629
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,500	2,659
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2011
5.000% due 11/15/2032	7,150	7,734
5.000% due 11/15/2033	5,000	5,395
New York State Port Authority of New York & New Jersey Revenue Bonds, (NPFGC/FGIC Insured), Series 2001
5.000% due 08/01/2036	3,310	3,311
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	2,300	2,536

		74,744

NORTH CAROLINA 0.2%
North Carolina State Medical Care Commission Revenue Bonds, Series 2010
5.000% due 11/01/2043	750	736

OHIO 2.4%
Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	250	288

See Accompanying Notes	Semiannual Report	September 30, 2011	121

Schedule of Investments PIMCO Municipal Sector Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	$1,200	$861
5.875% due 06/01/2030	500	375
5.875% due 06/01/2047	6,100	4,287
6.000% due 06/01/2042	6,100	4,385
6.500% due 06/01/2047	1,000	767

		10,963

RHODE ISLAND 0.3%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	1,425	1,291

SOUTH CAROLINA 1.8%
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	6,340	8,424

TENNESSEE 1.1%
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	3,000	2,945
5.000% due 02/01/2027	2,000	1,954

		4,899

TEXAS 11.4%
Conroe, Texas Independent School District General Obligation Bonds, Series 2009
5.750% due 02/15/2035	5,000	5,741
Dallas, Texas Love Field Airport Modernization Corp. Revenue Bonds, Series 2010
5.250% due 11/01/2040	750	724

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Harrison County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2010
5.250% due 07/01/2028	$1,250	$1,182
North Texas State Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	1,500	1,664
Round Rock, Texas Independent School District General Obligation Bonds, Series 2009
5.250% due 08/01/2034	10,000	11,143
San Antonio, Texas Water System Revenue Bonds, Series 2009
5.250% due 05/15/2034	13,790	15,169
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	9,009
Texas State General Obligation Bonds, Series 2011
5.000% due 08/01/2031	5,000	5,336
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF/GTD Insured), Series 2008
9.967% due 02/15/2031	300	375
Texas State SA Energy Acquisition Public Facility Corp. Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,029

		52,372

WASHINGTON 1.3%
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	2,000	2,123
Washington State General Obligation Bonds, Series 2009
5.000% due 02/01/2023	1,000	1,169
Washington State Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	2,796

		6,088

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 0.0%
Wisconsin State General Obligation Bonds, (NPFGC Insured), Series 2006
5.000% due 05/01/2037	$200	$208

Total Municipal Bonds & Notes (Cost $458,034)		491,166

SHORT-TERM INSTRUMENTS 0.8%

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 10/03/2011	220	220

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 4.250% due 08/15/2015 valued at $229. Repurchase proceeds are $220.)

U.S. TREASURY BILLS 0.8%
0.027% due 11/10/2011 - 03/01/2012 (a)(c)	3,554	3,554

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 0.0%
	10,797	108

Total Short-Term Instruments (Cost $3,882)		3,882

Total Investments 107.4% (Cost $461,916)		$495,048

Other Assets and Liabilities (Net) (7.4%)		(34,183)

Net Assets 100.0%		$460,865

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Affiliated to the Portfolio.
(c)	Securities with an aggregate market value of $3,554 have been pledged as collateral as of September 30, 2011 for swap contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(d)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	$	5,600	$(168)	$(161)	$(7)
MCDX-15 5-Year Index	GST	1.000%	12/20/2015		25,000	(751)	(955)	204
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015		5,600	(168)	(151)	(17)
MCDX-16 5-Year Index	CBK	1.000%	06/20/2016		6,300	(233)	(69)	(164)
MCDX-16 5-Year Index	DUB	1.000%	06/20/2016		5,400	(200)	(77)	(123)
MCDX-16 5-Year Index	MYC	1.000%	06/20/2016		6,750	(251)	(61)	(190)

						$(1,771)	$(1,474)	$(297)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

122	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

(3)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	4.750%	06/20/2042	JPM	$	6,700	$(2,751)	$(62)	$(2,689)

(e)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio's assets and liabilities(2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$551	$0	$551
Alaska	0	2,246	0	2,246
Arizona	0	22,809	0	22,809
California	0	103,209	0	103,209
Colorado	0	7,779	0	7,779
Connecticut	0	3,016	0	3,016
District of Columbia	0	13,811	0	13,811
Florida	0	12,028	0	12,028
Hawaii	0	104	0	104
Illinois	0	65,603	0	65,603
Louisiana	0	5,187	0	5,187
Maine	0	104	0	104
Maryland	0	3,886	0	3,886
Massachusetts	0	7,019	0	7,019
Michigan	0	18,660	0	18,660
Nebraska	0	5,940	0	5,940
Nevada	0	19,970	0	19,970
New Jersey	0	39,519	0	39,519
New York	0	74,744	0	74,744
North Carolina	0	736	0	736
Ohio	0	10,963	0	10,963

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Rhode Island	$0	$1,291	$0	$1,291
South Carolina	0	8,424	0	8,424
Tennessee	0	4,899	0	4,899
Texas	0	52,372	0	52,372
Washington	0	6,088	0	6,088
Wisconsin	0	208	0	208
Short-Term Instruments
Repurchase Agreements	0	220	0	220
U.S. Treasury Bills	0	3,554	0	3,554
PIMCO Short-Term Floating NAV Portfolio	108	0	0	108
	$108	$494,940	$0	$495,048

Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$204	$0	$204

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(501)	0	(501)
Interest Rate Contracts	0	(2,689)	0	(2,689)
	$0	$(3,190)	$0	$(3,190)

Totals	$108	$491,954	$0	$492,062

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

(f)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on OTC swap agreements	$0	$204	$0	$0	$0	$204

Liabilities:
Unrealized depreciation on OTC swap agreements	$0	$501	$0	$0	$2,689	$3,190

See Accompanying Notes	Semiannual Report	September 30, 2011	123

Schedule of Investments PIMCO Municipal Sector Portfolio (Cont.)

September 30, 2011 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$0	$238	$0	$0	$(4,021)	$(3,783)

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$0	$(844)	$0	$0	$(2,359)	$(3,203)

(1)	See note 5 in the Notes to Financial Statements for additional information.

(g)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
CBK	$(233)	$0	$(233)
DUB	(368)	320	(48)
GST	(751)	650	(101)
JPM	(2,751)	2,584	(167)
MYC	(419)	(30)	(449)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

124	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Real Return Portfolio

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%
International Lease Finance Corp.
6.750% due 03/17/2015	$1,500	$1,505
NRG Energy, Inc.
4.000% due 07/01/2018	2,992	2,927

Total Bank Loan Obligations (Cost $4,464)		4,432

CORPORATE BONDS & NOTES 1.0%

BANKING & FINANCE 0.7%
Commonwealth Bank of Australia
0.858% due 06/25/2014	3,800	3,827
Dexia Credit Local
0.731% due 03/05/2013	8,400	8,381
GATX Financial Corp.
5.800% due 03/01/2016	1,000	1,073
Prudential Financial, Inc.
5.510% due 06/10/2013	1,400	1,408
SLM Corp.
5.359% due 04/01/2014	200	189
5.559% due 02/12/2016	1,140	1,024
5.771% due 03/01/2014	2,824	2,672
Vita Capital III Ltd.
1.366% due 01/01/2012	600	598

		19,172

INDUSTRIALS 0.3%
EOG Resources, Inc.
1.007% due 02/03/2014	7,100	7,163

Total Corporate Bonds & Notes (Cost $25,863)		26,335

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	490	357

Total Municipal Bonds & Notes (Cost $470)		357

U.S. TREASURY OBLIGATIONS 97.4%
U.S. Treasury Bonds
8.000% due 11/15/2021	13,900	21,745
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (d)(g)	288,506	298,040
0.500% due 04/15/2015	113,333	117,946
0.625% due 04/15/2013	962	980
0.625% due 07/15/2021	94,033	98,257
1.125% due 01/15/2021	19,242	21,034
1.250% due 07/15/2020	129,193	142,859

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.375% due 07/15/2018	$3,353	$3,721
1.375% due 01/15/2020	10,866	12,112
1.625% due 01/15/2015	40,125	43,181
1.750% due 01/15/2028	145,188	168,475
1.875% due 07/15/2013	135,919	142,333
1.875% due 07/15/2015	2,753	3,023
1.875% due 07/15/2019	5,185	5,976
2.000% due 01/15/2014	58,450	62,080
2.000% due 07/15/2014	21,096	22,700
2.000% due 01/15/2016	74,939	83,300
2.000% due 01/15/2026	73,528	87,521
2.125% due 01/15/2019	15,154	17,673
2.125% due 02/15/2040	33,765	43,066
2.125% due 02/15/2041	82,075	105,248
2.375% due 01/15/2017	68,568	78,875
2.375% due 01/15/2025	21,588	26,708
2.375% due 01/15/2027	102,034	127,790
2.500% due 07/15/2016	63,877	73,399
2.500% due 01/15/2029 (f)	232,617	298,950
2.625% due 07/15/2017	13,300	15,676
3.000% due 07/15/2012	253,260	260,422
3.375% due 01/15/2012	83,853	84,574
3.375% due 04/15/2032	22,912	33,860
3.625% due 04/15/2028	34,477	49,665
3.875% due 04/15/2029	87,137	131,291

Total U.S. Treasury Obligations (Cost $2,605,663)		2,682,480

MORTGAGE-BACKED SECURITIES 0.3%
Arran Residential Mortgages Funding PLC
2.985% due 11/19/2047	EUR	3,200	4,271
Wells Fargo Mortgage-Backed Securities Trust
2.724% due 10/25/2035		$3,116	2,743

Total Mortgage-Backed Securities (Cost $7,445)			7,014

ASSET-BACKED SECURITIES 0.2%
Duane Street CLO
0.519% due 11/08/2017		776	732
SLM Student Loan Trust
6.229% due 07/15/2042		6,002	5,625

Total Asset-Backed Securities (Cost $6,538)			6,357

SOVEREIGN ISSUES 4.6%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	15,400	16,729
3.000% due 09/20/2025		28,200	33,142
4.000% due 08/20/2020		9,500	16,381
Canada Housing Trust No. 1
2.450% due 12/15/2015	CAD	5,000	4,945

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Export-Import Bank of Korea
0.466% due 10/04/2011		$1,300	$1,300
Instituto de Credito Oficial
3.286% due 03/25/2014	EUR	9,400	12,177
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (b)		9,462	11,686
2.100% due 09/15/2021 (b)		16,046	17,542
2.600% due 09/15/2023 (b)		1,637	1,789
United Kingdom Gilt
1.875% due 11/22/2022 (b)	GBP	5,707	11,015

Total Sovereign Issues (Cost $133,441)			126,706

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		400	413

Total Convertible Preferred Securities (Cost $400)			413

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.0%

REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 10/03/2011		$6,339	6,339
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $6,470. Repurchase proceeds are $6,339.)

U.S. TREASURY BILLS 0.1%
0.012% due 02/23/2012 - 03/29/2012 (a)(e)		3,200	3,200

SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 13.6%
37,457,548	375,062

Total Short-Term Instruments (Cost $384,669)	384,601

Total Investments 117.7% (Cost $3,168,953)	$3,238,695

Written Options (i) (0.0%) (Premiums $651)	(183)

Other Assets and Liabilities (Net) (17.7%)	(485,881)

Net Assets 100.0%	$2,752,631

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $628 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(e)	Securities with an aggregate market value of $3,199 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2011.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $28,826 at a weighted average interest rate of 0.110%. On September 30, 2011, securities valued at $41,814 were pledged as collateral for reverse repurchase agreements.

See Accompanying Notes	Semiannual Report	September 30, 2011	125

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

(g)	Securities with an aggregate market value of $2,287 and cash of $4 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2013	965	$1,054
90-Day Eurodollar June Futures	Long	06/2013	74	116
90-Day Eurodollar March Futures	Long	03/2013	638	714
90-Day Eurodollar September Futures	Long	09/2013	1,258	2,127
U.S. Treasury 10-Year Note December Futures	Long	12/2011	172	129

				$4,140

(h)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation
GATX Financial Corp.	CBK	(1.070%	)	03/20/2016	2.377%	$ 1,000	$54	$0	$54

Credit Default Swaps on Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Depreciation
France Government Bond	CBK	0.250%		06/20/2015	1.645%	$ 2,000	$(99)	$(42)	$(57)
France Government Bond	CBK	0.250%		06/20/2016	1.792%	3,000	(204)	(130)	(74)
France Government Bond	MYC	0.250%		06/20/2016	1.792%	2,400	(163)	(105)	(58)
United Kingdom Gilt	BOA	1.000%		06/20/2015	0.757%	1,300	12	16	(4)
United Kingdom Gilt	DUB	1.000%		06/20/2015	0.757%	2,000	18	24	(6)
United Kingdom Gilt	GST	1.000%		06/20/2015	0.757%	8,300	76	91	(15)

							$(360)	$(146)	$(214)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UAG	EUR	5,400	$232	$0	$232

(i)	Written options outstanding on September 30, 2011:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	38,500	$328	$(26)

Inflation-Floor Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$2,300	$19	$(8)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	12,000	108	(42)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	2,800	36	(11)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	16,300	160	(96)

						$323	$(157)

126	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

Transactions in written call and put options for the period ended September 30, 2011:

	Notional Amount	Premium
Balance at 03/31/2011	$78,200	$671
Sales	0	0
Closing Buys	(6,300)	(20)
Expirations	0	0
Exercised	0	0

Balance at 09/30/2011	$71,900	$651

(j)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	2,500	11/2011	CBK	$30	$0	$30
Sell		69,606	11/2011	DUB	788	0	788
Sell	CAD	3,014	11/2011	DUB	161	0	161
Sell		2,009	11/2011	RBC	115	0	115
Sell	EUR	54,783	10/2011	BRC	3,573	0	3,573
Buy		1,909	10/2011	CBK	0	(63)	(63)
Sell		1,650	10/2011	FBL	93	0	93
Sell		5,357	10/2011	MSC	289	0	289
Sell		22	10/2011	RBC	1	0	1
Sell	GBP	3,751	12/2011	JPM	134	0	134
Sell		221	12/2011	RBC	5	0	5
Sell		3,215	12/2011	UAG	120	0	120
Sell	JPY	179,321	10/2011	CBK	0	(94)	(94)
Buy	SGD	2,899	12/2011	CBK	0	(84)	(84)
Sell		2,898	12/2011	HUS	139	0	139

					$5,448	$(241)	$5,207

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Bank Loan Obligations	$0	$4,432	$0	$4,432
Corporate Bonds & Notes
Banking & Finance	0	18,574	598	19,172
Industrials	0	7,163	0	7,163
Municipal Bonds & Notes
West Virginia	0	357	0	357
U.S. Treasury Obligations	0	2,682,480	0	2,682,480
Mortgage-Backed Securities	0	7,014	0	7,014
Asset-Backed Securities	0	6,357	0	6,357
Sovereign Issues	0	126,706	0	126,706
Convertible Preferred Securities
Banking & Finance	413	0	0	413
Short-Term Instruments
Repurchase Agreements	0	6,339	0	6,339
U.S. Treasury Bills	0	3,200	0	3,200
PIMCO Short-Term Floating NAV Portfolio	375,062	0	0	375,062

	$375,475	$2,862,622	$598	$3,238,695

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$54	$0	$54
Foreign Exchange Contracts	0	5,448	0	5,448
Interest Rate Contracts	4,140	232	0	4,372
	$4,140	$5,734	$0	$9,874

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(214)	0	(214)
Foreign Exchange Contracts	0	(241)	0	(241)
Interest Rate Contracts	0	(26)	(157)	(183)
	$0	$(481)	$(157)	$(638)

Totals	$379,615	$2,867,875	$441	$3,247,931

See Accompanying Notes	Semiannual Report	September 30, 2011	127

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$594	$0	$0	$0	$0	$4	$0	$0	$598	$4
Asset-Backed Securities	742	0	0	2	0	(12)	0	(732)	0	0
Sovereign Issues	13,288	0	(13,315)	0	0	27	0	0	0	0

	$14,624	$0	$(13,315)	$2	$0	$19	$0	$(732)	$598	$4

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(227)	$0	$0	$0	$0	$70	$0	$0	$(157)	$70

Totals	$14,397	$0	$(13,315)	$2	$0	$89	$0	$(732)	$441	$74

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(l)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$5,448	$0	$5,448
Unrealized appreciation on OTC swap agreements	0	54	0	0	232	286

	$0	$54	$0	$5,448	$232	$5,734

Liabilities:
Written options outstanding	$0	$0	$0	$0	$183	$183
Variation margin payable on financial derivative instruments (2)	0	0	0	0	99	99
Unrealized depreciation on foreign currency contracts	0	0	0	241	0	241
Unrealized depreciation on OTC swap agreements	0	214	0	0	0	214

	$0	$214	$0	$241	$282	$737

128	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$39	$0	$0	$2,833	$2,872
Net realized gain on foreign currency transactions	0	0	0	4,280	0	4,280

	$0	$39	$0	$4,280	$2,833	$7,152

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$0	$(377)	$0	$0	$4,904	$4,527
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	5,588	0	5,588

	$0	$(377)	$0	$5,588	$4,904	$10,115

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $4,140 as reported in the Notes to Schedule of Investments.

(m)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$12	$(30)	$(18)
BRC	3,573	(2,360)	1,213
CBK	(521)	628	107
DUB	871	(4,660)	(3,789)
FBL	93	0	93
GST	76	0	76
HUS	139	0	139
JPM	134	0	134
MSC	289	(360)	(71)
MYC	(163)	0	(163)
RBC	121	0	121
RYL	(26)	0	(26)
UAG	352	(260)	92

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Semiannual Report	September 30, 2011	129

Schedule of Investments PIMCO Senior Floating Rate Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 92.0%
AES Corp.
4.250% due 06/01/2018	$79	$78
Allison Transmission, Inc.
2.980% due 08/07/2014	50	47
AMC Networks, Inc.
4.000% due 12/30/2018	50	48
Ameristar Casinos, Inc.
4.000% due 04/14/2018	50	48
ARAMARK Corp.
2.114% - 2.244% due 01/26/2014	23	22
3.619% due 07/26/2016	47	46
Ashland, Inc.
3.750% due 07/30/2018	100	99
Atlantic Broadband Finance LLC
4.000% due 03/08/2016	70	68
Avaya, Inc.
3.064% due 10/26/2014	74	67
Avis Budget Group
6.500% due 09/21/2018	25	25
Bausch & Lomb, Inc.
3.471% - 3.489% due 04/24/2015	50	48
BBHI Acquisition LLC
4.500% - 5.250% due 12/14/2017	100	97
Biomet, Inc.
3.235% - 3.358% due 03/25/2015	99	96
BJ's Wholesale Club, Inc.
7.000% due 09/27/2018	50	48
BNY Convergex Group LLC
5.250% due 12/16/2016	75	74
Caesars Entertainment Operating Co., Inc.
3.369% due 01/28/2015	50	42
Calpine Corp.
4.500% due 04/01/2018	49	47
Capsugel Healthcare Ltd.
15.250% due 08/01/2018	100	99
Celanese Holdings LLC
2.996% due 10/31/2016	70	69
Cellular South, Inc.
4.500% due 07/27/2017	49	49
Charter Communications, Inc.
3.500% due 09/06/2016	50	48
CommScope, Inc.
5.000% due 01/14/2018	80	78
Community Health Systems, Inc.
2.569% due 07/25/2014	50	47
CSC Holdings LLC
1.968% due 03/29/2013	100	98
Cumulus Media, Inc.
5.750% due 08/30/2018	50	47
7.500% due 02/11/2019	50	47
DaVita, Inc.
4.500% due 10/20/2016	75	74
Dean Foods Co.
1.870% due 04/02/2014	75	73
Del Monte Foods Co.
4.500% due 03/08/2018	70	65
Delos Aircraft, Inc
7.000% due 03/17/2016	100	100
Delphi Corp.
3.500% due 03/31/2017	110	109

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018	$50	$49
Dollar General Corp.
2.979% - 3.003% due 07/06/2014	120	119
Dunkin Brands, Inc.
4.000% due 11/23/2017	50	48
Emergency Medical Services Corp.
5.250% due 05/25/2018	50	47
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/18/2018	80	80
Federal-Mogul Corp.
2.158% - 2.178% due 12/27/2014	66	61
2.158% - 2.178% due 12/27/2015	34	31
Fidelity National Information Services, Inc.
5.250% due 07/18/2016	20	20
First Data Corp.
2.985% due 09/24/2014	75	66
Fram Group Holdings, Inc.
6.500% due 07/29/2017	50	50
Freescale Acquisition Corp.
14.472% due 12/01/2016	99	91
Fresenius Medical Care AG
1.744% due 03/31/2013	20	20
Fresenius U.S. Finance, Inc.
3.500% due 09/10/2014	120	119
General Nutrition Centers, Inc.
4.250% due 03/02/2018	50	49
Goodman Global, Inc.
5.750% due 10/28/2016	70	70
Graphic Packaging International, Inc.
2.981% - 2.999% due 05/16/2014	49	49
Gray Television, Inc.
3.730% due 12/31/2014	49	48
Grifols, Inc.
6.000% due 06/01/2017	100	98
HCA, Inc.
3.619% due 03/31/2017	100	94
Health Management Associates, Inc.
2.119% due 02/28/2014	50	47
Hertz Corp.
3.750% due 03/11/2018	45	43
Huntsman International LLC
2.489% - 2.550% due 06/30/2016	50	47
IASIS Healthcare LLC
5.000% due 05/03/2018	100	93
IMG Worldwide, Inc.
5.500% due 06/16/2016	20	19
Immucor, Inc.
7.250% due 07/02/2018	50	49
Insight Midwest Holdings LLC
1.970% - 2.000% due 04/06/2014	98	96
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018	100	96
Interactive Data Corp.
4.500% due 02/11/2018	50	48
inVentiv Health, Inc.
6.750% due 05/15/2018	50	48
J. Crew Group, Inc.
4.750% due 03/07/2018	25	22
JBS USA LLC
4.250% due 05/25/2018	50	48
JMC Steel Group, Inc.
4.750% due 04/01/2017	75	73

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Las Vegas Sands LLC
2.740% due 11/23/2016	$50	$47
Live Nation Entertainment, Inc.
4.500% due 11/07/2016	75	73
Manitowoc Co., Inc.
3.250% due 11/30/2016	49	48
4.250% due 11/13/2017	49	48
MCC Iowa LLC
4.500% due 10/23/2017	49	48
MetroPCS Wireless, Inc.
4.000% due 03/17/2018	100	96
Michaels Foods Group, Inc.
4.250% due 02/23/2018	75	72
Michaels Stores, Inc.
2.500% - 2.625% due 10/31/2013	50	48
Momentive Performance Materials Holdings LLC
3.750% due 05/05/2015	20	19
NBTY, Inc.
4.250% due 10/01/2017	49	48
NDS Treasury Americas LLC
4.000% due 03/12/2018	49	48
Neiman Marcus, Inc.
4.750% due 05/16/2018	49	46
Nielsen Finance LLC
2.226% due 08/09/2013	94	91
Novelis, Inc.
3.750% due 03/10/2017	50	49
NRG Energy, Inc.
4.000% due 07/01/2018	50	49
Nuveen Investments, Inc.
3.253% - 3.369% due 11/13/2014	45	41
Ocwen Financial Corp.
7.000% due 08/05/2016	49	47
Oxbow Carbon LLC
3.739% - 3.869% due 05/08/2016	50	48
Penn National Gaming, Inc.
3.750% due 07/14/2018	25	25
Petco Animal Supplies, Inc.
4.500% due 11/24/2017	50	47
Pinnacle Foods Finance LLC
2.722% due 04/02/2014	20	19
Quinteles Transnational Corp.
5.000% due 06/08/2018	70	66
Rexnord LLC
2.500% due 07/19/2013	50	48
Reynolds Group Holdings
6.500% due 08/09/2018	100	97
Rock-Tenn Co.
3.500% due 05/27/2018	95	94
Rockwood Specialties Group, Inc.
3.750% due 02/10/2018	70	70
Rovi Solutions Corp.
4.000% due 02/07/2018	50	49
Royalty Pharma Finance Trust
4.000% due 05/09/2018	150	149
Sally Holdings LLC
2.490% due 11/15/2013	43	42
SBA Senior Finance II LLC
3.750% due 06/30/2018	99	98
Sealed Air Corp.
4.750% due 09/23/2018	100	100
Seaworld Parks and Entertainment, Inc.
4.000% due 08/17/2017	99	97

130	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sensata Technologies BV
4.000% due 05/12/2018	$50	$49
Sensus USA, Inc.
4.750% - 8.500% due 05/09/2017	100	96
Solutia, Inc.
3.500% due 08/01/2017	72	71
Springleaf Finance Corp.
5.500% due 05/10/2017	65	57
SRA International, Inc.
6.500% due 07/20/2018	49	46
SunGard Data Systems, Inc.
1.976% - 1.982% due 02/28/2014	100	98
SymphonyIRI Group
5.000% due 12/01/2017	100	97
Syniverse Holdings, Inc.
5.250% due 12/21/2017	100	99
TASC, Inc.
4.500% due 12/18/2015	50	48
Telesat Canada
3.240% due 10/31/2014	75	73
Terex Corp.
5.500% due 04/28/2017	100	98
Tomkins LLC
4.250% due 09/29/2016	50	49

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TransDigm, Inc.
4.000% due 02/14/2017	$50	$49
TransUnion LLC
4.750% due 02/10/2018	50	49
TWCC Holdings Corp.
4.250% due 02/11/2017	100	99
Univar, Inc.
5.000% due 06/30/2017	50	47
Universal Health Services, Inc.
4.000% due 11/15/2016	99	97
Univision Communications, Inc.
2.239% due 09/29/2014	75	68
Vanguard Health Holding Co. II LLC
5.000% due 01/29/2016	100	98
Vertafore, Inc.
5.250% due 07/29/2016	75	72
Vodafone Finance, Inc.
6.250% due 07/11/2016	75	75
Walter Energy, Inc.
4.000% due 04/01/2018	75	73
Warner Chilcott Corp.
4.250% due 03/15/2018	75	73
Windstream Corp.
2.980% - 3.000% due 12/17/2015	70	69

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WM Bolthouse Farms, Inc.
5.500% - 5.750% due 02/11/2016	$49	$48

Total Bank Loan Obligations (Cost $7,930)		7,706

SHORT-TERM INSTRUMENTS 9.6%

REPURCHASE AGREEMENTS 1.2%
State Street Bank and Trust Co.
0.010% due 10/03/2011	105	105

(Dated 09/30/2011. Collateralized by Freddie Mac 0.780% due 09/08/2014 valued at $110. Repurchase proceeds are $105.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 8.4%
	69,962	701
Total Short-Term Instruments (Cost $806)		806

Total Investments 101.6% (Cost $8,736)		$8,512

Other Assets and Liabilities (Net) (1.6%)		(138)

Net Assets 100.0%		$8,374

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Portfolio.
(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Bank Loan Obligations	$0	$7,706	$0	$7,706
Short-Term Instruments
Repurchase Agreements	0	105	0	105
PIMCO Short-Term Floating NAV Portfolio	701	0	0	701
	$701	$7,811	$0	$8,512

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	Semiannual Report	September 30, 2011	131

Schedule of Investments PIMCO Short-Term Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 18.0%

BANKING & FINANCE 13.7%
American International Group, Inc.
5.050% due 10/01/2015 (e)	$20,000	$19,601
Citigroup, Inc.
2.286% due 08/13/2013 (e)	9,000	8,907
6.500% due 08/19/2013 (e)	15,000	15,793
CNA Financial Corp.
5.850% due 12/15/2014 (e)	3,000	3,173
Countrywide Financial Corp.
5.800% due 06/07/2012 (e)	10,000	10,031
6.250% due 05/15/2016 (e)	5,000	4,419
DBS Bank Ltd.
0.510% due 05/16/2017 (e)	12,000	11,760
First Union National Bank of Florida
6.180% due 02/15/2036 (e)	600	689
Goldman Sachs Group, Inc.
5.300% due 02/14/2012 (e)	7,000	7,088
International Lease Finance Corp.
5.625% due 09/20/2013 (e)	5,000	4,819
iStar Financial, Inc.
5.950% due 10/15/2013	6,000	5,265
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)	5,000	1,231
7.000% due 09/27/2027 (a)	2,000	482
Merrill Lynch & Co., Inc.
6.050% due 08/15/2012 (e)	11,777	11,888
ORIX Corp.
5.480% due 11/22/2011 (e)	5,000	5,023
Royal Bank of Scotland Group PLC
3.950% due 09/21/2015 (e)	1,100	1,036
SLM Corp.
0.483% due 10/25/2011 (e)	8,000	7,963
8.000% due 03/25/2020 (e)	1,300	1,287
8.450% due 06/15/2018 (e)	4,000	4,170
UBS AG
4.875% due 08/04/2020 (e)	11,500	11,108

		135,733

INDUSTRIALS 4.0%
American Airlines Pass-Through Trust
7.858% due 04/01/2013	15,000	14,993
AutoZone, Inc.
5.875% due 10/15/2012 (e)	3,000	3,135
Lennar Corp.
5.950% due 10/17/2011 (e)	3,000	3,005
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021 (e)	12,747	12,301
Sealed Air Corp.
5.625% due 07/15/2013 (e)	5,000	5,227
UAL Pass-Through Trust
6.636% due 01/02/2024 (e)	1,201	1,168

		39,829

UTILITIES 0.3%
Consumers Energy Co.
5.000% due 02/15/2012 (e)	3,000	3,042

Total Corporate Bonds & Notes (Cost $185,815)		178,604

U.S. GOVERNMENT AGENCIES 13.9%
Fannie Mae
0.288% due 12/25/2036	474	454
0.295% due 12/25/2036	28	28

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.355% due 03/25/2034	$333	$332
0.385% due 10/25/2035	2,554	2,499
0.435% due 05/25/2035	109	109
0.535% due 01/25/2034	85	86
0.585% due 05/25/2042 - 02/25/2044	832	831
0.630% due 11/17/2030 - 05/18/2032	276	277
0.635% due 08/25/2017 - 12/25/2033	825	830
0.675% due 05/25/2036	326	327
0.680% due 10/18/2030	182	183
0.685% due 10/25/2030	140	142
0.700% due 09/17/2027	108	109
0.726% due 03/25/2027	262	261
0.727% due 03/25/2027	602	598
0.730% due 11/18/2030	120	121
0.735% due 08/25/2031 - 01/25/2033	492	497
0.750% due 12/25/2013	15	15
0.785% due 12/25/2030	95	95
0.800% due 12/25/2021	84	85
0.850% due 04/25/2022 - 12/25/2023	157	159
0.885% due 09/25/2023 - 11/25/2031	309	312
0.900% due 10/25/2022	96	97
0.935% due 04/25/2032	207	210
0.950% due 09/25/2022	30	31
1.000% due 05/25/2022	128	130
1.050% due 09/25/2020	71	72
1.080% due 01/25/2022	112	114
1.235% due 04/25/2032	121	124
1.250% due 12/25/2023	722	731
1.350% due 03/25/2022	16	16
1.400% due 04/25/2023 - 10/25/2023	296	301
1.450% due 10/25/2021 - 01/25/2024	514	525
1.452% due 07/01/2042 - 07/01/2044 (e)	1,739	1,753
1.502% due 09/01/2041 (e)	79	80
1.640% due 08/01/2028 (e)	344	354
1.652% due 09/01/2040	22	22
1.687% due 07/01/2033 (e)	297	300
1.760% due 10/01/2033 (e)	148	148
1.771% due 10/01/2034 (e)	573	592
1.775% due 06/01/2033 (e)	301	307
1.780% due 07/01/2035 (e)	501	508
1.791% due 12/01/2032 (e)	130	134
1.810% due 05/01/2034 (e)	171	177
1.812% due 09/01/2033 (e)	105	108
1.827% due 05/01/2032 (e)	99	103
1.832% due 06/01/2035 (e)	255	263
1.840% due 10/01/2032 (e)	68	69
1.853% due 01/01/2033 (e)	45	46
1.858% due 07/01/2036 (e)	114	116
1.859% due 01/01/2035	23	23
1.861% due 06/01/2020	4	4
1.870% due 08/01/2036 (e)	154	160
1.882% due 04/01/2028 (e)	107	108
1.888% due 09/01/2033 (e)	472	481
1.889% due 11/01/2033 (e)	347	359
1.893% due 03/01/2034 (e)	347	361
1.902% due 04/01/2033 (e)	359	367
1.921% due 02/01/2035 (e)	440	459
1.935% due 05/01/2035 (e)	245	254
1.936% due 01/01/2035 (e)	125	131

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.941% due 07/01/2034 (e)	$300	$315
1.945% due 07/01/2035 (e)	78	81
1.947% due 07/01/2035 (e)	104	109
1.958% due 09/01/2034 (e)	128	134
1.965% due 05/01/2034 (e)	188	189
1.982% due 01/01/2035 (e)	301	316
1.984% due 07/01/2034 (e)	768	804
1.985% due 09/01/2033 (e)	181	189
1.995% due 07/01/2036 (e)	319	333
2.020% due 07/01/2033 (e)	384	401
2.022% due 06/01/2034 (e)	83	83
2.025% due 09/01/2033 (e)	458	458
2.035% due 08/01/2035 (e)	587	600
2.040% due 01/01/2034 (e)	148	148
2.071% due 10/01/2035 (e)	750	787
2.091% due 08/01/2033 (e)	93	94
2.110% due 04/01/2035 (e)	83	86
2.119% due 11/01/2035 (e)	197	203
2.121% due 02/01/2035 (e)	131	137
2.125% due 09/01/2032 - 08/01/2034 (e)	325	332
2.142% due 12/01/2034 (e)	81	84
2.150% due 05/01/2030 (e)	26	26
2.164% due 11/01/2035 (e)	121	126
2.184% due 07/01/2033 (e)	321	335
2.185% due 11/01/2022	22	22
2.195% due 04/01/2034 (e)	59	61
2.220% due 10/01/2035 (e)	187	194
2.221% due 04/01/2034 (e)	92	96
2.225% due 11/01/2032	2	3
2.245% due 01/01/2033 - 05/01/2035 (e)	605	633
2.250% due 08/01/2032 - 01/01/2033 (e)	282	291
2.250% due 01/01/2033	19	19
2.257% due 02/01/2035 (e)	233	244
2.260% due 11/01/2035 (e)	88	91
2.274% due 01/01/2034	8	9
2.275% due 09/01/2034 (e)	454	473
2.282% due 07/01/2034 (e)	300	316
2.291% due 11/01/2026 (e)	402	417
2.295% due 04/01/2034 (e)	198	200
2.297% due 12/01/2035	12	12
2.304% due 03/01/2035 (e)	670	705
2.311% due 08/01/2033	7	7
2.322% due 12/01/2034 (e)	186	195
2.325% due 02/01/2034 (e)	472	496
2.337% due 05/01/2033 - 02/01/2034 (e)	424	447
2.345% due 08/01/2033 - 06/01/2035 (e)	280	293
2.350% due 07/01/2034 (e)	158	166
2.351% due 11/01/2034 (e)	63	66
2.363% due 08/01/2035 (e)	513	539
2.365% due 06/01/2027	16	17
2.371% due 05/01/2036 (e)	227	239
2.372% due 01/01/2033 (e)	61	64
2.373% due 09/01/2033 (e)	181	189
2.375% due 07/01/2017	20	20
2.375% due 06/01/2019 - 03/01/2036 (e)	482	506
2.385% due 11/01/2043 (e)	131	135
2.387% due 04/01/2033 (e)	46	48
2.391% due 07/01/2035	10	10
2.393% due 01/01/2033 (e)	27	29
2.394% due 02/01/2032 (e)	157	164
2.397% due 04/01/2035 (e)	112	118
2.400% due 03/01/2035 (e)	590	602

132	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.403% due 01/01/2034 (e)	$78	$82
2.404% due 08/01/2046 (e)	703	743
2.405% due 09/01/2035 (e)	450	472
2.408% due 08/01/2033 (e)	214	224
2.410% due 09/01/2033 (e)	134	141
2.411% due 07/01/2035 (e)	164	174
2.414% due 03/01/2034 - 12/01/2035 (e)	437	455
2.421% due 11/01/2032 (e)	85	89
2.424% due 04/01/2033 (e)	160	168
2.425% due 03/01/2035 - 01/01/2036 (e)	582	611
2.426% due 11/01/2031 (e)	40	42
2.437% due 03/01/2033 (e)	26	27
2.444% due 02/01/2035 (e)	241	253
2.445% due 07/01/2018	13	13
2.452% due 07/01/2033 (e)	27	28
2.455% due 10/01/2033 - 01/01/2035 (e)	796	838
2.459% due 04/01/2035 (e)	174	184
2.460% due 05/01/2034 (e)	119	125
2.462% due 11/01/2034 (e)	481	507
2.467% due 06/01/2030 (e)	26	26
2.472% due 04/01/2033	5	6
2.480% due 01/01/2033	16	17
2.485% due 08/01/2034 (e)	564	596
2.487% due 12/01/2035 (e)	144	151
2.500% due 12/01/2033 - 07/01/2035 (e)	2,726	2,842
2.500% due 06/01/2034 - 08/01/2035	198	209
2.507% due 05/01/2037 (e)	801	817
2.508% due 06/01/2030	3	3
2.512% due 01/01/2035 (e)	360	379
2.515% due 06/01/2034 (e)	359	378
2.517% due 07/01/2026 (e)	554	565
2.518% due 02/01/2036 (e)	267	281
2.525% due 09/01/2032 - 01/01/2033 (e)	402	418
2.527% due 09/01/2029 - 03/01/2033 (e)	485	511
2.533% due 02/01/2034 (e)	201	210
2.537% due 04/01/2036 (e)	454	458
2.544% due 10/01/2033 (e)	437	464
2.550% due 04/25/2023	34	36
2.555% due 11/01/2034 (e)	59	63
2.559% due 02/01/2034 (e)	131	138
2.560% due 11/01/2024 (e)	140	147
2.562% due 11/01/2033 - 10/01/2035 (e)	399	420
2.580% due 11/01/2034 (e)	88	92
2.588% due 07/01/2027 - 11/01/2040	98	101
2.605% due 12/01/2035 (e)	380	400
2.609% due 07/01/2022 - 08/01/2032	18	19
2.619% due 10/01/2024 (e)	29	30
2.627% due 12/01/2032 (e)	281	295
2.643% due 04/01/2024	12	12
2.654% due 10/01/2034 (e)	79	83
2.681% due 11/01/2034 (e)	168	177
2.683% due 03/01/2034 (e)	520	539
2.688% due 12/01/2035 (e)	103	108
2.727% due 10/01/2043	19	19
2.739% due 06/01/2034 (e)	52	55
2.746% due 11/01/2033 (e)	511	538
2.758% due 12/01/2030	5	6
2.772% due 04/01/2036 (e)	522	526

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.780% due 04/01/2035 (e)	$120	$128
2.794% due 11/01/2033 (e)	393	415
2.819% due 10/01/2033 (e)	184	194
2.915% due 04/01/2033 (e)	301	316
2.950% due 07/01/2019	16	17
2.991% due 02/01/2035 (e)	101	107
3.010% due 04/01/2040 (e)	850	898
3.026% due 07/01/2029 (e)	31	33
3.099% due 01/01/2019 (e)	245	255
3.310% due 02/25/2032	270	285
3.330% due 03/01/2036 (e)	185	186
3.347% due 09/01/2035 (e)	769	807
3.351% due 07/01/2036 (e)	213	215
3.365% due 08/01/2024	10	10
3.397% due 05/01/2036 (e)	983	1,003
3.447% due 09/01/2035 (e)	783	798
3.500% due 09/01/2013	39	40
3.503% due 08/25/2042	77	83
3.513% due 12/01/2018	15	16
3.525% due 12/01/2018	23	24
3.670% due 05/01/2036 (e)	253	256
3.683% due 09/01/2033 (e)	1,148	1,216
3.685% due 03/01/2035 (e)	455	471
3.712% due 07/01/2019	17	18
3.847% due 06/01/2036 (e)	358	379
3.996% due 05/01/2036 (e)	304	323
4.000% due 03/01/2012 - 12/25/2029	247	256
4.081% due 07/01/2019	15	15
4.175% due 07/01/2035 (e)	62	65
4.250% due 07/25/2017	369	377
4.405% due 07/01/2017	14	14
4.438% due 11/01/2033 (e)	836	893
4.500% due 01/25/2014 - 05/25/2029	1,362	1,404
4.590% due 09/01/2018	18	19
4.629% due 09/01/2017	22	23
4.659% due 06/01/2033 (e)	220	235
4.775% due 04/01/2018	1	1
4.850% due 02/01/2013	73	75
4.881% due 04/01/2035 (e)	42	44
4.990% due 06/01/2021 (e)	28	28
5.000% due 09/25/2016 - 06/25/2019	323	332
5.057% due 04/01/2037 (e)	134	143
5.075% due 01/01/2018	18	18
5.084% due 11/01/2036 (e)	198	208
5.182% due 03/01/2033 (e)	105	113
5.204% due 01/01/2037	20	21
5.211% due 05/01/2035 (e)	589	624
5.327% due 12/01/2032 (e)	147	157
5.434% due 10/01/2032 (e)	153	163
5.444% due 01/01/2036 - 03/01/2038 (e)	707	763
5.464% due 01/01/2036	22	24
5.500% due 04/01/2014 - 02/01/2022	188	201
5.533% due 12/01/2036 (e)	549	584
5.549% due 04/01/2036	23	24
5.557% due 06/01/2037 (e)	365	393
5.656% due 07/01/2037 (e)	229	245
5.657% due 07/01/2037 (e)	614	655
5.666% due 12/01/2036 (e)	55	58
5.951% due 05/01/2036 (e)	399	426
6.000% due 09/25/2014 - 08/25/2044	824	872
6.153% due 09/01/2036	23	25
6.164% due 02/01/2037 (e)	128	136

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 05/25/2042	$68	$77
6.322% due 12/25/2042	297	357
6.500% due 01/01/2016 - 01/25/2044	1,909	2,153
6.605% due 11/01/2014	10	10
6.750% due 02/01/2015	3	3
7.000% due 08/01/2014 - 02/25/2044	331	375
7.500% due 12/01/2014 - 05/25/2042	88	103
8.000% due 08/25/2022 - 10/01/2026	265	308
9.000% due 03/25/2020 - 01/01/2026	213	247
9.500% due 07/01/2021	23	23
Federal Housing Administration
7.430% due 07/01/2018 - 07/25/2022	548	544
Freddie Mac
0.495% due 08/25/2031	1,133	1,102
0.515% due 09/25/2031	676	642
0.529% due 04/15/2035 - 03/15/2036	33	33
0.579% due 10/15/2028 - 03/15/2029	553	554
0.585% due 06/25/2029	159	138
0.629% due 07/15/2026 - 01/15/2033	469	470
0.635% due 05/25/2043	2,096	2,103
0.679% due 08/15/2029	164	165
0.700% due 03/15/2024 - 09/15/2026	329	330
0.729% due 01/15/2032	45	45
0.750% due 05/15/2023 - 10/15/2026	583	584
0.779% due 08/15/2029 - 03/15/2032	558	561
0.829% due 06/15/2029 - 12/15/2031	426	429
0.850% due 08/15/2022 - 03/15/2023	418	418
0.950% due 04/15/2022	68	68
1.451% due 10/25/2044	1,644	1,694
1.452% due 02/25/2045	146	141
1.652% due 07/25/2044	8,354	8,522
1.900% due 10/15/2013	39	39
1.982% due 12/01/2035 (e)	125	132
2.104% due 03/01/2035 (e)	146	152
2.117% due 08/01/2033 (e)	70	72
2.165% due 09/01/2034 (e)	167	168
2.250% due 02/01/2035 (e)	233	241
2.260% due 10/01/2029 (e)	28	29
2.261% due 04/01/2036 (e)	456	462
2.264% due 10/01/2027 (e)	31	31
2.290% due 11/01/2035	8	8
2.292% due 11/01/2029 (e)	180	189
2.322% due 08/01/2015 (e)	26	26
2.346% due 07/01/2036 (e)	481	491
2.357% due 08/01/2034 (e)	905	945
2.370% due 02/01/2034 (e)	250	254
2.387% due 01/01/2028	10	11
2.391% due 03/01/2030 (e)	98	98
2.400% due 09/01/2035 (e)	193	202
2.415% due 08/01/2035 (e)	460	484
2.416% due 08/01/2035	15	16
2.419% due 07/01/2033 (e)	79	80
2.425% due 08/01/2036 (e)	200	201
2.451% due 10/01/2033 (e)	273	285

See Accompanying Notes	Semiannual Report	September 30, 2011	133

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.459% due 12/01/2035 (e)	$43	$45
2.460% due 02/01/2035 (e)	339	355
2.463% due 10/01/2033 (e)	126	130
2.469% due 10/01/2033 - 03/01/2034 (e)	1,886	1,973
2.473% due 10/01/2034 (e)	913	947
2.474% due 11/01/2033 (e)	81	84
2.475% due 09/01/2030 - 05/01/2035 (e)	1,138	1,178
2.479% due 12/01/2033 - 10/01/2034 (e)	701	729
2.480% due 12/01/2033 - 04/01/2034 (e)	2,341	2,461
2.481% due 05/01/2034 - 08/01/2035 (e)	1,476	1,554
2.482% due 07/01/2034 (e)	247	260
2.486% due 11/01/2031 - 02/01/2036 (e)	179	187
2.487% due 11/01/2034 (e)	483	501
2.491% due 09/01/2034 - 06/01/2036 (e)	1,564	1,627
2.499% due 03/01/2032 (e)	271	286
2.500% due 04/01/2032 - 12/01/2034 (e)	2,036	2,121
2.502% due 07/01/2033 (e)	796	838
2.505% due 07/01/2035 - 03/01/2036 (e)	878	921
2.511% due 01/01/2030 - 05/01/2035 (e)	734	776
2.515% due 09/01/2034 (e)	78	83
2.552% due 09/01/2035 (e)	522	550
2.582% due 09/01/2034 (e)	242	250
2.588% due 02/01/2019 (e)	72	75
2.600% due 12/01/2034 - 12/01/2035 (e)	346	365
2.601% due 11/01/2034 (e)	660	690
2.604% due 09/01/2035 (e)	221	232
2.605% due 09/01/2035 (e)	114	115
2.607% due 01/01/2035 (e)	41	44
2.609% due 01/01/2030 (e)	131	136
2.611% due 09/01/2035 (e)	67	71
2.618% due 02/01/2036 (e)	105	111
2.620% due 06/01/2035 (e)	54	57
2.625% due 03/01/2035 (e)	273	276
2.637% due 04/01/2034	22	23
2.645% due 02/01/2036	8	8
2.656% due 02/01/2036 (e)	52	54
2.661% due 04/01/2035 (e)	150	152
2.689% due 08/01/2023	19	19
2.754% due 02/01/2036 (e)	50	53
2.786% due 11/01/2034 (e)	336	350
2.792% due 10/01/2035 (e)	593	619
2.837% due 03/01/2035 (e)	210	222
2.860% due 12/01/2034	24	25
3.015% due 12/01/2035 (e)	397	414
3.121% due 12/01/2024 (e)	234	237
3.196% due 11/01/2024 (e)	126	127
3.396% due 04/01/2036 (e)	148	156
3.500% due 03/15/2018	17	18
3.672% due 03/01/2036 (e)	473	479
4.000% due 01/15/2017 - 02/15/2020	620	635
4.137% due 07/01/2035 (e)	580	613
4.184% due 01/01/2034 (e)	2,870	3,020
4.295% due 07/01/2019	6	6
4.500% due 02/15/2017 - 04/15/2032	787	837
4.750% due 01/15/2031	42	43

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.778% due 11/01/2034	$136	$143
4.816% due 02/01/2035 (e)	984	1,029
4.875% due 11/01/2034 (e)	138	140
4.882% due 01/01/2035 (e)	524	524
4.892% due 01/01/2036 (e)	60	64
4.977% due 07/01/2033	18	20
5.000% due 11/15/2011 - 01/15/2018	249	251
5.047% due 05/01/2033	12	13
5.052% due 08/01/2035 (e)	244	260
5.069% due 10/01/2034	8	9
5.211% due 06/01/2035	13	13
5.212% due 11/01/2033 (e)	850	908
5.265% due 12/01/2036 (e)	386	410
5.271% due 02/01/2037 (e)	49	52
5.356% due 11/01/2036 (e)	918	922
5.500% due 01/15/2014 - 10/15/2032	948	992
5.657% due 03/01/2036 (e)	62	67
5.659% due 11/01/2036 (e)	47	50
5.766% due 01/01/2037 (e)	29	31
5.972% due 07/01/2036	9	9
6.000% due 09/15/2016 - 05/01/2035	1,255	1,317
6.007% due 04/01/2037 (e)	820	862
6.012% due 11/01/2036 (e)	27	29
6.040% due 01/01/2037 (e)	70	75
6.250% due 12/15/2023	27	31
7.000% due 06/01/2017 - 07/15/2027	371	430
8.500% due 11/15/2021	262	300
Ginnie Mae
0.429% due 01/16/2031	68	68
0.580% due 06/20/2032	87	87
0.629% due 03/16/2029 - 02/16/2032	271	272
0.630% due 09/20/2030 - 04/20/2031	599	599
0.679% due 03/16/2031	108	108
0.729% due 04/16/2030 - 04/16/2032	202	202
0.779% due 10/16/2029	111	111
2.125% due 10/20/2029 (e)	1,072	1,111
2.250% due 01/20/2030	12	12
2.375% due 02/20/2025	20	21
2.375% due 01/20/2027 - 04/20/2033 (e)	719	745
2.625% due 07/20/2026 - 09/20/2032 (e)	1,416	1,473
4.500% due 08/20/2035	75	76
8.000% due 06/20/2025	2	2

Total U.S. Government Agencies (Cost $132,616)		137,223

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
0.375% due 10/31/2012 (d)(f)	900	902
0.500% due 11/30/2012 (f)	187	188
2.375% due 08/31/2014	700	739

Total U.S. Treasury Obligations (Cost $1,828)		1,829

MORTGAGE-BACKED SECURITIES 67.6%
ABN AMRO Mortgage Corp.
5.000% due 07/25/2018	465	470
Adjustable Rate Mortgage Trust
0.485% due 10/25/2035	24	17

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.565% due 05/25/2035	$1,919	$1,756
0.975% due 01/25/2035	302	289
0.975% due 02/25/2035	882	822
2.536% due 01/25/2035	1,721	1,627
2.576% due 01/25/2035	4,060	3,694
3.056% due 03/25/2035	110	95
5.217% due 11/25/2035	694	485
American Home Mortgage Investment Trust
0.585% due 02/25/2044	3	3
2.037% due 09/25/2045	1,585	1,234
2.162% due 09/25/2035	25,000	22,576
2.218% due 02/25/2045	712	571
2.258% due 10/25/2034	664	564
2.428% due 02/25/2045	1,381	1,182
Banc of America Alternative Loan Trust
0.735% due 04/25/2033	369	358
5.000% due 06/25/2019	743	752
6.000% due 04/25/2036	1,287	1,207
Banc of America Funding Corp.
2.729% due 03/20/2035	107	96
2.927% due 11/20/2034	4,388	3,317
5.267% due 11/20/2035	542	381
Banc of America Large Loan, Inc.
0.739% due 08/15/2029	8,984	8,337
Banc of America Mortgage Securities, Inc.
2.771% due 09/25/2033	574	552
2.793% due 09/25/2033	10,877	10,140
2.871% due 02/25/2034	1,671	1,415
2.878% due 05/25/2033	1,237	1,148
2.886% due 01/25/2035	307	237
2.889% due 04/25/2034	490	448
2.902% due 01/25/2034	293	276
2.976% due 10/25/2034	74	65
2.983% due 02/25/2033	374	305
3.143% due 11/25/2034	69	61
3.221% due 11/25/2033	321	301
5.000% due 12/25/2018	105	108
5.155% due 10/25/2035	514	463
6.500% due 09/25/2033	835	878
Banc of America Re-REMIC Trust
1.274% due 01/17/2049	3,897	3,873
1.464% due 12/17/2049	683	677
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.634% due 04/10/2049	670	681
BCAP LLC Trust
0.307% due 07/26/2036	8,327	7,752
0.426% due 12/21/2046	4,286	3,959
0.428% due 02/26/2036	11,320	9,557
2.174% due 11/26/2045	7,228	7,182
2.643% due 05/26/2036	7,024	6,988
2.660% due 10/26/2035	6,440	5,718
2.728% due 07/26/2036	8,111	7,747
2.734% due 07/26/2036	4,164	4,035
2.813% due 11/26/2035	2,282	2,271
2.841% due 02/26/2036	16,874	16,682
2.842% due 11/26/2035	10,700	10,188
2.855% due 05/20/2035	7,526	7,146
2.983% due 09/26/2035	9,470	8,761
2.990% due 10/26/2036	3,907	3,765
4.830% due 03/26/2037	3,396	3,247
5.000% due 07/26/2035	5,943	5,798
5.000% due 10/26/2037	2,650	2,697
5.097% due 10/26/2035	3,321	3,227
5.195% due 05/26/2047	8,256	8,311
5.228% due 05/26/2037	8,089	7,923
5.239% due 12/26/2036	7,463	7,160

134	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 06/26/2035	$8,390	$8,451
5.250% due 05/26/2037	169	168
5.258% due 04/26/2037	3,050	3,135
5.357% due 07/26/2037	3,147	2,998
5.386% due 04/26/2037	6,496	6,125
5.401% due 06/26/2037	2,834	2,847
5.500% due 12/26/2035	10,303	10,468
5.500% due 02/26/2036	7,475	7,564
5.506% due 07/26/2037	4,282	3,932
5.571% due 07/26/2037	3,220	3,355
5.585% due 02/26/2037	4,009	3,948
5.705% due 06/26/2047	4,259	4,282
5.741% due 05/26/2037	6,271	5,744
5.831% due 07/26/2037	4,093	3,897
6.000% due 08/26/2037	7,051	7,274
6.500% due 02/26/2036	8,467	8,264
Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 10/25/2035	3,960	3,288
2.605% due 08/25/2033	579	542
2.635% due 10/25/2033	81	75
2.706% due 11/25/2034	2,743	2,421
2.710% due 03/25/2035	2,942	2,742
2.727% due 10/25/2035	11,265	10,688
2.730% due 04/25/2033	375	329
2.762% due 02/25/2034	1,363	1,096
2.767% due 02/25/2033	17	14
2.784% due 10/25/2034	268	237
2.795% due 10/25/2034	5,309	4,374
2.855% due 05/25/2033	2	2
2.866% due 01/25/2034	474	448
2.876% due 02/25/2034	269	242
2.884% due 01/25/2035	221	185
2.957% due 01/25/2034	1,094	1,017
3.128% due 07/25/2034	183	163
3.162% due 12/25/2035	1,053	947
4.776% due 10/25/2033	3	3
4.827% due 01/25/2035	152	125
4.882% due 10/25/2033	2	2
5.557% due 04/25/2033	69	65
5.680% due 02/25/2033	43	41
Bear Stearns Alt-A Trust
0.395% due 02/25/2034	1,160	852
0.405% due 08/25/2036	22	8
2.599% due 05/25/2035	155	114
2.757% due 11/25/2035 (a)	25	1
2.849% due 11/25/2036	697	364
Chase Mortgage Finance Corp.
2.818% due 02/25/2037	4,440	3,412
2.918% due 12/25/2035	454	440
5.223% due 12/25/2035	315	277
Citicorp Mortgage Securities, Inc.
5.000% due 02/25/2035	200	199
Citigroup Mortgage Loan Trust, Inc.
1.035% due 08/25/2035	689	503
1.468% due 08/25/2034	33	31
2.660% due 12/25/2035	519	448
2.729% due 03/25/2034	154	143
4.900% due 12/25/2035	1,388	1,234
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	488	347
Commercial Mortgage Pass-Through Certificates
0.409% due 06/15/2022	10,000	9,119
0.729% due 07/16/2034	162	162
Countrywide Alternative Loan Trust
0.435% due 06/25/2037	4,005	2,497
0.635% due 03/25/2034	130	123
2.890% due 06/25/2037	5,517	661

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.164% due 10/25/2035	$425	$324
5.500% due 02/25/2034	16	16
5.638% due 08/25/2036	561	549
Countrywide Home Loan Mortgage Pass-Through Trust
0.585% due 08/25/2035	606	422
0.775% due 02/25/2035	457	374
2.528% due 02/20/2036	92	61
2.699% due 04/20/2035	4,936	4,477
2.720% due 06/20/2035	683	525
2.721% due 08/25/2034	4,314	3,362
2.728% due 08/25/2034	6,242	5,265
2.866% due 08/25/2033	487	369
2.991% due 11/19/2033	40	32
3.033% due 11/25/2034	7,640	5,787
4.173% due 11/19/2033	208	195
4.500% due 10/25/2018	75	77
4.699% due 12/25/2033	329	313
5.000% due 05/25/2034	353	354
5.500% due 10/25/2035	1,816	1,711
5.500% due 11/25/2035	906	786
Credit Suisse First Boston Mortgage Securities Corp.
2.052% due 07/25/2033	113	105
2.440% due 07/25/2033	908	781
2.463% due 10/25/2033	2,306	2,101
2.507% due 11/25/2032	30	28
2.730% due 01/25/2034	4,057	3,508
2.777% due 11/25/2034	3,134	2,802
2.808% due 03/25/2034	82	70
5.500% due 08/25/2034	44	45
6.500% due 04/25/2033	140	148
6.574% due 12/15/2035	3,500	3,523
Credit Suisse Mortgage Capital Certificates
0.459% due 10/15/2021	1,888	1,776
5.383% due 02/15/2040	800	849
5.571% due 07/26/2037	9,202	9,117
7.000% due 08/26/2036	8,187	8,385
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	700	745
Deutsche ALT-A Securities, Inc.
0.335% due 10/25/2036	18	7
5.000% due 10/25/2018	351	361
5.250% due 06/25/2035	742	679
Deutsche Mortgage Securities, Inc.
5.242% due 06/26/2035	1,136	1,146
First Horizon Alternative Mortgage Securities
2.235% due 08/25/2034	1,302	1,058
2.245% due 09/25/2035	131	86
2.374% due 07/25/2035	422	267
First Horizon Asset Securities, Inc.
0.505% due 02/25/2035	284	221
0.775% due 02/25/2035	1,354	1,066
2.693% due 08/25/2035	940	795
2.741% due 02/25/2035	341	319
2.750% due 04/25/2035	1,627	1,415
First Republic Mortgage Loan Trust
0.579% due 11/15/2031	390	360
0.629% due 11/15/2032	584	514
0.715% due 06/25/2030	347	325
GMAC Mortgage Corp. Loan Trust
5.126% due 11/19/2035	615	523
Granite Master Issuer PLC
0.310% due 12/20/2054	124	117
0.320% due 12/17/2054	3,259	3,091
0.320% due 12/20/2054	2,250	2,134
0.370% due 12/20/2054	4,085	3,875

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Greenwich Capital Commercial Funding Corp.
0.362% due 11/05/2021	$3,879	$3,716
GS Mortgage Securities Corp.
1.317% due 03/06/2020	7,000	6,953
1.535% due 03/06/2020	9,700	9,625
5.329% due 03/06/2020	3,000	2,957
GSAA Trust
6.000% due 04/01/2034	134	134
GSR Mortgage Loan Trust
0.425% due 08/25/2046	2,174	1,833
0.585% due 01/25/2034	1,239	1,191
1.850% due 03/25/2033	58	55
2.259% due 06/25/2034	491	423
2.428% due 06/25/2034	64	52
2.764% due 05/25/2035	417	322
2.771% due 08/25/2034	398	376
5.000% due 08/25/2019	123	125
6.000% due 03/25/2032	24	26
GSRPM Mortgage Loan Trust
1.035% due 11/25/2031	77	75
Harborview Mortgage Loan Trust
0.420% due 02/19/2046	1,955	1,183
0.430% due 02/19/2046	66	42
0.450% due 05/19/2035	121	75
2.285% due 08/19/2034	3,045	2,402
2.349% due 06/19/2034	8,973	7,495
2.955% due 05/19/2033	1,706	1,552
Impac CMB Trust
0.555% due 08/25/2035	3,755	2,598
0.755% due 04/25/2035	2,413	1,778
Indymac ARM Trust
1.821% due 01/25/2032	63	50
Indymac Index Mortgage Loan Trust
0.335% due 02/25/2037	55	52
0.425% due 09/25/2046	934	521
0.455% due 04/25/2046	1,527	755
1.015% due 05/25/2034	340	219
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	2,730	2,567
JPMorgan Chase Commercial Mortgage Securities Corp.
0.319% due 11/15/2018	629	626
5.336% due 05/15/2047	16,100	16,701
JPMorgan Mortgage Trust
2.105% due 11/25/2033	78	74
2.439% due 09/25/2034	6	6
2.547% due 12/25/2034	107	94
2.796% due 07/25/2035	2,036	1,896
2.806% due 11/25/2033	170	162
2.842% due 11/25/2035	4,337	4,050
2.860% due 07/25/2035	1,964	1,451
4.165% due 12/25/2034	2,737	2,505
4.296% due 04/25/2035	130	127
4.471% due 06/25/2035	31	31
4.877% due 04/25/2035	1,716	1,544
4.991% due 07/25/2035	1,184	1,162
5.018% due 02/25/2035	6,768	6,456
5.059% due 10/25/2035	900	687
5.333% due 07/25/2035	245	235
MASTR Adjustable Rate Mortgages Trust
2.262% due 02/25/2034	510	392
2.518% due 09/25/2033	1,341	1,136
2.721% due 11/21/2034	6,624	6,356
2.805% due 01/25/2036	568	437
2.822% due 08/25/2034	2,155	1,638
2.859% due 07/25/2034	4,039	3,316
5.066% due 01/25/2034	178	169

See Accompanying Notes	Semiannual Report	September 30, 2011	135

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Asset Securitization Trust
5.250% due 12/25/2033	$21	$21
5.500% due 09/25/2033	3,220	3,344
Merrill Lynch Mortgage Investors, Inc.
2.618% due 06/25/2035	1,993	1,651
2.621% due 02/25/2035	629	582
2.949% due 09/25/2033	34	31
3.307% due 02/25/2034	136	132
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,000	1,018
5.485% due 03/12/2051	500	515
MLCC Mortgage Investors, Inc.
0.855% due 08/25/2028	235	209
0.895% due 06/25/2028	680	607
1.295% due 03/25/2028	1,471	1,277
2.053% due 04/25/2029	2,340	2,103
2.072% due 04/25/2035	249	223
2.098% due 12/25/2034	574	543
Morgan Stanley Capital
0.290% due 10/15/2020	1,084	1,079
Morgan Stanley Mortgage Loan Trust
2.452% due 07/25/2034	72	72
2.500% due 02/25/2034	27	26
Nomura Asset Acceptance Corp.
0.585% due 12/25/2034	1	1
0.625% due 10/25/2034	30	27
2.021% due 10/25/2034	4	4
2.496% due 10/25/2035	110	71
3.225% due 05/25/2035	268	225
Opteum Mortgage Acceptance Corp.
0.495% due 07/25/2035	1,316	1,199
PNC Mortgage Acceptance Corp.
6.800% due 03/12/2034	150	150
Prime Mortgage Trust
0.635% due 02/25/2019	3	3
0.635% due 02/25/2034	16	14
5.000% due 08/25/2034	594	613
6.000% due 02/25/2034	78	83
Provident Funding Mortgage Loan Trust
2.667% due 05/25/2035	162	137
RBSCF Trust
6.068% due 09/17/2039	3,500	3,805
RBSSP Resecuritization Trust
0.538% due 08/26/2045	841	703
0.735% due 09/26/2036	9,514	9,032
2.665% due 12/26/2036	10,902	10,810
2.789% due 05/26/2037	10,011	9,731
5.932% due 10/26/2036	260	258
Residential Accredit Loans, Inc.
0.635% due 01/25/2033	811	764
0.665% due 02/25/2033	603	529
3.216% due 04/25/2035	10	1
5.500% due 08/25/2034	276	281
Residential Asset Mortgage Products, Inc.
6.500% due 12/25/2031	219	220
7.500% due 12/25/2031	1,171	1,185
Residential Asset Securitization Trust
0.735% due 03/25/2033	17	17
3.750% due 10/25/2018	28	28
5.250% due 04/25/2034	735	762
Residential Funding Mortgage Securities
5.000% due 04/25/2018	6	6
5.656% due 02/25/2036	383	261
6.500% due 03/25/2032	47	49

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sequoia Mortgage Trust
0.610% due 04/20/2033	$160	$142
1.023% due 05/20/2034	1,497	1,205
1.030% due 10/20/2027	673	600
1.949% due 07/20/2034	101	80
Structured Adjustable Rate Mortgage Loan Trust
0.475% due 03/25/2035	276	161
0.535% due 09/25/2034	373	153
0.675% due 08/25/2035	2,628	1,900
0.975% due 01/25/2035	221	217
2.364% due 03/25/2034	127	115
2.444% due 09/25/2034	866	724
2.465% due 08/25/2034	3,894	3,175
2.502% due 08/25/2034	2,438	1,948
2.520% due 06/25/2034	2,667	2,440
2.527% due 03/25/2034	608	556
2.533% due 07/25/2034	1,307	1,144
Structured Asset Mortgage Investments, Inc.
0.570% due 11/19/2033	153	126
0.580% due 03/19/2034	348	293
0.910% due 05/19/2035	615	500
1.070% due 02/19/2033	802	657
Structured Asset Securities Corp.
1.880% due 05/25/2032	48	41
2.230% due 07/25/2032	31	26
2.488% due 09/25/2033	196	166
2.511% due 11/25/2033	219	196
2.655% due 10/25/2035	409	324
5.421% due 03/25/2033	1,024	942
Thornburg Mortgage Securities Trust
0.345% due 11/25/2046	1,144	1,138
2.355% due 04/25/2045	556	485
Wachovia Bank Commercial Mortgage Trust
0.319% due 09/15/2021	4,549	4,390
WaMu Mortgage Pass-Through Certificates
0.455% due 08/25/2046	3,326	729
0.525% due 07/25/2045	4,295	3,368
0.525% due 10/25/2045	7,217	5,580
0.545% due 01/25/2045	5,323	4,080
0.555% due 08/25/2045	670	515
0.595% due 11/25/2034	172	133
1.242% due 08/25/2046	190	120
1.442% due 11/25/2042	411	338
1.642% due 08/25/2042	36	30
1.742% due 11/25/2046	3,725	2,662
2.476% due 08/25/2033	1,898	1,059
2.501% due 10/25/2035	4,279	920
2.508% due 09/25/2035	1,175	870
2.528% due 10/25/2033	1,169	1,109
2.572% due 06/25/2033	974	911
2.576% due 03/25/2034	3,351	3,143
2.838% due 08/25/2046	4,369	2,965
2.838% due 09/25/2046	434	310
2.850% due 05/25/2046	1,189	782
5.500% due 06/25/2034	423	429
5.585% due 02/25/2037	1,005	703
Washington Mutual MSC Mortgage Pass-Through Certificates
2.018% due 02/25/2031	1	1
2.262% due 02/25/2033	38	33
2.320% due 02/25/2033	65	57
2.516% due 06/25/2033	81	75
2.572% due 01/25/2035	4,881	4,371
2.669% due 11/25/2030	445	391
7.000% due 03/25/2034	302	312

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
0.735% due 07/25/2037	$1,107	$866
2.537% due 09/25/2033	72	67
2.624% due 09/25/2034	673	636
2.716% due 09/25/2034	2,685	2,572
2.720% due 06/25/2035	3,962	3,677
2.724% due 12/25/2034	1,173	1,122
2.731% due 03/25/2036	4,975	4,105
2.740% due 06/25/2035	220	205
2.741% due 04/25/2035	795	740
2.745% due 04/25/2036	62	51
2.761% due 10/25/2035	1,188	1,194
2.763% due 10/25/2035	1,260	1,136
4.416% due 10/25/2033	271	272
4.500% due 08/25/2018	1,026	1,057
4.500% due 11/25/2018	1,763	1,786
4.500% due 05/25/2034	55	54
4.561% due 12/25/2033	538	517
4.692% due 12/25/2033	700	696
4.695% due 01/25/2034	715	672
4.731% due 06/25/2034	430	419
4.795% due 01/25/2035	2,013	1,864
4.835% due 01/25/2034	618	586
4.891% due 05/25/2034	18	17
5.000% due 07/25/2019	30	31
5.039% due 09/25/2035	128	124
5.203% due 10/25/2035	365	335
5.353% due 08/25/2035	263	256
6.000% due 09/25/2036	360	348
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024	7,000	7,033

Total Mortgage-Backed Securities (Cost $707,849)		668,432

ASSET-BACKED SECURITIES 19.1%
Accredited Mortgage Loan Trust
0.615% due 01/25/2034	300	209
AMMC CDO
0.586% due 08/08/2017	6,259	5,994
Anthracite CDO Ltd.
0.685% due 05/24/2017	4,681	4,463
Argent Securities, Inc.
1.270% due 03/25/2034	886	742
Babson CLO Ltd.
0.501% due 07/20/2019	18,506	17,298
BankAmerica Manufactured Housing Contract Trust
6.940% due 04/10/2023	1,807	1,818
Bear Stearns Asset-Backed Securities Trust
0.285% due 11/25/2036	113	109
0.305% due 12/25/2036	27	25
0.385% due 08/25/2036	10	10
3.076% due 10/25/2036	3,217	2,259
3.153% due 10/25/2036	4,367	2,544
Bear Stearns Second Lien Trust
1.035% due 12/25/2036	21,100	3,371
Callidus Debt Partners Fund Ltd.
0.510% due 04/17/2020	14,934	14,367
Capital Trust Re CDO Ltd.
5.160% due 06/25/2035	2,928	2,925
Carrington Mortgage Loan Trust
0.335% due 06/25/2037	4,285	3,829
0.415% due 02/25/2036	318	256
Citigroup Mortgage Loan Trust, Inc.
0.335% due 11/25/2036	334	327
0.685% due 07/25/2044	367	317

136	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Conseco Financial Corp.
6.240% due 12/01/2028	$524	$551
Countrywide Asset-Backed Certificates
0.465% due 09/25/2034	710	662
0.495% due 05/25/2036	3,855	3,239
Goldman Sachs Asset Management CLO PLC
0.474% due 08/01/2022	4,633	4,261
Grayston CLO Ltd.
0.666% due 08/15/2016	672	660
Home Equity Asset Trust
0.835% due 11/25/2032	8	6
Home Equity Mortgage Trust
5.821% due 04/25/2035	947	641
HSBC Home Equity Loan Trust
0.410% due 01/20/2036	2,466	2,300
1.030% due 11/20/2036	74	74
HSI Asset Securitization Corp. Trust
0.285% due 10/25/2036	15	10
Indymac Residential Asset-Backed Trust
0.365% due 04/25/2047	30	29
0.755% due 10/25/2035	1,600	159
Irwin Home Equity Corp.
0.775% due 07/25/2032	190	111
JPMorgan Mortgage Acquisition Corp.
0.305% due 01/25/2037	2,267	2,160
0.315% due 03/25/2037	122	114
0.316% due 07/25/2036	1,569	1,539
0.325% due 10/25/2036	108	106
Katonah Ltd.
0.733% due 05/18/2015	2,376	2,302
0.905% due 02/20/2015	502	495
Lehman XS Trust
0.385% due 04/25/2037	10,250	5,735
Long Beach Mortgage Loan Trust
0.795% due 10/25/2034	940	692
0.935% due 03/25/2032	51	40
Loomis Sayles CBO
0.483% due 10/26/2020	2,955	2,704
Merrill Lynch Mortgage Investors, Inc.
0.415% due 09/25/2036	618	371
5.666% due 05/25/2046	302	298
Morgan Stanley Mortgage Loan Trust
0.305% due 01/25/2047	1,104	928
Nationstar Home Equity Loan Trust
0.355% due 04/25/2037	383	378

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nationstar NIM Trust
8.000% due 6/25/2037	$24	$0
New Century Home Equity Loan Trust
0.495% due 06/25/2035	1,312	1,237
Option One Mortgage Loan Trust
0.875% due 07/25/2033	308	242
Plymouth Rock CLO Ltd.
1.790% due 02/16/2019	2,810	2,785
Primus CLO Ltd.
0.482% due 07/15/2021	9,561	8,624
Renaissance Home Equity Loan Trust
0.935% due 08/25/2032	10	7
1.335% due 09/25/2037	5,656	3,775
Residential Asset Mortgage Products, Inc.
8.500% due 12/25/2031	2,042	2,141
Residential Asset Securities Corp.
0.345% due 04/25/2037	477	472
SACO, Inc.
0.995% due 11/25/2035	624	514
Saxon Asset Securities Trust
8.285% due 12/25/2032	2,736	2,754
SLC Student Loan Trust
4.750% due 06/15/2033	6,923	6,932
SLM Student Loan Trust
0.000% due 01/27/2042	11,150	10,363
1.080% due 03/15/2028	9,000	8,586
1.751% due 03/15/2028	3,750	3,575
2.350% due 04/15/2039	3,169	3,201
3.500% due 08/17/2043	15,330	15,237
6.229% due 07/15/2042	26,859	25,177
Specialty Underwriting & Residential Finance
0.915% due 01/25/2034	50	38
Structured Asset Securities Corp.
0.315% due 01/25/2037	91	89
0.325% due 02/25/2037	467	462
0.815% due 01/25/2033	572	500
0.885% due 05/25/2034	264	226
Trapeza CDO LLC
1.067% due 11/16/2034	1,000	360
WMC Mortgage Loan Pass-Through Certificates
0.909% due 05/15/2030	133	116

Total Asset-Backed Securities (Cost $219,869)		188,841

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.0%
Export-Import Bank of Korea
1.393% due 03/13/2012	$10,000	$9,999

Total Sovereign Issues (Cost $10,000)		9,999

	SHARES
PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
DG Funding Trust
0.837% due 12/31/2049	267	2,012

Total Preferred Securities (Cost $2,003)		2,012

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.1%

REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
0.010% due 10/03/2011	$4,355	4,355

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $4,444. Repurchase proceeds are $4,355.)

U.S. TREASURY BILLS 0.4%
0.020% due 10/13/2011- 03/15/2012 (b)(d)(e)(f)	3,887	3,887

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 2.2%
	2,220,331	22,232

Total Short-Term Instruments (Cost $30,474)		30,474

Total Investments 123.1% (Cost $1,290,454)		$1,217,414

Other Assets and Liabilities (Net) (23.1%)		(228,847)

Net Assets 100.0%		$988,567

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $2,888 have been pledged as collateral as of September 30, 2011 for swap contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $226,986 at a weighted average interest rate of 0.324%. On September 30, 2011, securities valued at $242,813 were pledged as collateral for reverse repurchase agreements.
(f)	Centrally cleared swap agreements outstanding on September 30, 2011:

Securities with an aggregate market value of $519 and cash of $20 have been pledged as collateral for centrally cleared swaps as of September 30, 2011.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	$	23,800	$(2,710)	$(149)
Receive	3-Month USD-LIBOR	3.000%	12/15/2015		31,600	(2,840)	(168)

						$(5,550)	$(317)

See Accompanying Notes	Semiannual Report	September 30, 2011	137

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

(g)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date		Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%	)	07/20/2018	$	2,500	$711	$0	$711
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CBK	(2.150%	)	10/20/2020		500	211	0	211
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021		2,000	688	0	688

							$1,610	$0	$1,610

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)		Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	JPM	(0.650%	)	12/20/2012	0.180%	$	3,000	$(18)	$0	$(18)
Bank of America Corp.	DUB	(0.180%	)	12/20/2016	4.345%		10,000	1,780	0	1,780
CNA Financial Corp.	CBK	(0.470%	)	12/20/2014	2.149%		3,000	154	0	154
Consumers Energy Co.	BOA	(0.090%	)	03/20/2012	0.925%		3,000	12	0	12
Countrywide Financial Corp.	JPM	(0.710%	)	06/20/2016	5.446%		5,000	944	0	944
HSBC Finance Corp.	BPS	(0.165%	)	12/20/2013	2.234%		5,000	222	0	222
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	2.614%		3,000	307	0	307
iStar Financial, Inc.	RYL	(0.565%	)	12/20/2013	13.796%		6,000	1,222	0	1,222
Lennar Corp.	JPM	(0.660%	)	12/20/2011	2.550%		3,000	12	0	12
ORIX Corp.	BOA	(0.280%	)	12/20/2011	1.916%		5,000	18	0	18
Sealed Air Corp.	MYC	(0.590%	)	09/20/2013	1.683%		5,000	105	0	105

								$4,758	$0	$4,758

Credit Default Swaps on Corporate Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)		Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
MetLife, Inc.	BOA	1.000%	09/20/2015	3.199%	$	2,600	$(206)	$(174)	$(32)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-7 5-Year Index 10-15%	GST	0.060%	12/20/2011	$	25,000	$(6)	$0	$(6)
CDX.IG-7 5-Year Index 10-15%	JPM	0.068%	12/20/2011		75,000	(17)	0	(17)
CDX.IG-7 10-Year Index 15-30%	BOA	0.145%	12/20/2016		25,000	(1,590)	0	(1,590)
CDX.IG-7 10-Year Index 15-30%	DUB	0.157%	12/20/2016		25,000	(1,574)	0	(1,574)
CDX.IG-7 10-Year Index 15-30%	GST	0.153%	12/20/2016		25,000	(1,579)	0	(1,579)

						$(4,766)	$0	$(4,766)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

138	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$135,733	$0	$135,733
Industrials	0	23,668	16,161	39,829
Utilities	0	3,042	0	3,042
U.S. Government Agencies	0	136,679	544	137,223
U.S. Treasury Obligations	0	1,829	0	1,829
Mortgage-Backed Securities	0	668,432	0	668,432
Asset-Backed Securities	0	144,202	44,639	188,841
Sovereign Issues	0	9,999	0	9,999
Preferred Securities
Banking & Finance	0	0	2,012	2,012
Short-Term Instruments
Repurchase Agreements	0	4,355	0	4,355
U.S. Treasury Bills	0	3,887	0	3,887

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
PIMCO Short-Term Floating NAV Portfolio	$22,232	$0	$0	$22,232
	$22,232	$1,131,826	$63,356	$1,217,414

Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$6,176	$210	$6,386

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(4,816)	0	(4,816)
Interest Rate Contracts	0	(317)	0	(317)
	$0	$(5,133)	$0	$(5,133)

Totals	$22,232	$1,132,869	$63,566	$1,218,667

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Industrials	$16,791	$0	$(71)	$3	$0	$(562)	$0	$0	$16,161	$(561)
U.S. Government Agencies	571	0	(20)	1	1	1	0	(10)	544	1
Mortgage-Backed Securities	6,096	(7)	(1,512)	0	0	(27)	0	(4,550)	0	0
Asset-Backed Securities	70,216	3,041	(11,621)	255	690	(899)	360	(17,403)	44,639	(632)
Preferred Securities
Banking & Finance	2,028	0	0	0	0	(16)	0	0	2,012	(16)

	$95,702	$3,034	$(13,224)	$259	$691	$(1,503)	$360	$(21,963)	$63,356	$(1,208)

Financial Derivative Instruments (7) - Assets
Credit Contracts	$74	$0	$0	$0	$0	$136	$0	$0	$210	$136

Totals	$95,776	$3,034	$(13,224)	$259	$691	$(1,367)	$360	$(21,963)	$63,566	$(1,072)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	Semiannual Report	September 30, 2011	139

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

September 30, 2011 (Unaudited)

(i)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$17	$17
Unrealized appreciation on OTC swap agreements	0	6,386	0	0	0	6,386

	$0	$6,386	$0	$0	$17	$6,403

Liabilities:
Unrealized depreciation on OTC swap agreements	$0	$4,816	$0	$0	$0	$4,816

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on futures contracts, written options and swaps	$0	$(131)	$0	$0	$(4,421)	$(4,552)

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$0	$1,179	$0	$0	$1,256	$2,435

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative appreciation/(depreciation) of $(317) as reported in the Notes to Schedule of Investments.

(j)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(1,766)	$1,819	$53
BPS	223	(160)	63
CBK	365	(270)	95
DUB	206	0	206
GST	(898)	1,070	172
JPM	1,939	(1,910)	29
MYC	105	(95)	10
RYL	1,222	(1,080)	142

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

140	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 21.2%

BANKING & FINANCE 20.7%
Ally Financial, Inc.
1.750% due 10/30/2012	$1,300	$1,321
American Express Bank FSB
0.369% due 05/29/2012	11,929	11,894
American Express Credit Corp.
0.355% due 02/24/2012	42,310	42,244
American International Group, Inc.
0.360% due 10/18/2011	7,500	7,500
5.375% due 10/18/2011	4,000	4,000
ANZ National International Ltd.
0.613% due 09/28/2012 (b)	5,000	5,019
3.250% due 04/02/2012	59,080	59,724
Australia & New Zealand Banking Group Ltd.
0.630% due 06/18/2012	5,370	5,376
Banco Bilbao Vizcaya Argentaria Puerto Rico
0.312% due 05/25/2012	30,230	30,231
Bank of America Corp.
0.553% due 04/30/2012	127,500	127,849
0.735% due 06/22/2012	16,700	16,760
1.147% due 12/02/2011	122,780	123,004
2.100% due 04/30/2012	8,709	8,805
2.375% due 06/22/2012	128,447	130,330
3.125% due 06/15/2012	490,871	501,046
4.875% due 09/15/2012	50,359	50,394
5.375% due 09/11/2012	51,615	51,772
6.250% due 04/15/2012	22,644	22,850
7.125% due 10/15/2011	2,635	2,638
Bank of the West
2.150% due 03/27/2012	99,295	100,276
Barclays Bank PLC
0.519% due 04/10/2012	9,675	9,677
0.981% due 04/10/2012	72,600	72,586
0.986% due 01/13/2012	2,200	2,204
1.131% due 03/05/2012	1,900	1,904
1.149% due 03/16/2012	2,400	2,408
1.154% due 01/05/2012	15,000	15,027
1.180% due 12/19/2011	211,000	211,384
1.289% due 12/05/2011	70,200	70,310
2.700% due 03/05/2012	1,305	1,317
Bear Stearns Cos. LLC
0.603% due 02/23/2012	4,000	3,994
BNP Paribas
0.504% due 02/01/2012	57,340	56,810
2.125% due 12/21/2012	200	197
BNZ International Funding Ltd.
2.625% due 06/05/2012	12,000	12,173
Caterpillar Financial Services Corp.
5.125% due 10/12/2011	17,397	17,413
Cie de Financement Foncier
1.625% due 07/23/2012	54,700	54,831
Citibank N.A.
0.299% due 05/07/2012	63,120	63,181
1.875% due 05/07/2012	171,267	172,921
1.875% due 06/04/2012	169,323	171,184
Citigroup Funding, Inc.
0.583% due 04/30/2012	251,400	251,978
2.000% due 03/30/2012	120,000	121,000
2.125% due 07/12/2012	215,321	218,535
Citigroup, Inc.
0.474% due 03/16/2012	142,191	141,580
2.125% due 04/30/2012	82,950	83,879
5.250% due 02/27/2012	137,079	139,025
5.300% due 10/17/2012	46,380	47,542

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 08/27/2012	$69,600	$71,436
6.000% due 02/21/2012	85,433	86,773
Commonwealth Bank of Australia
0.402% due 08/27/2014	30,800	30,812
2.400% due 01/12/2012	76,950	77,370
Countrywide Financial Corp.
0.709% due 05/07/2012	103,079	99,193
5.800% due 06/07/2012	299,440	300,363
Credit Agricole S.A.
0.606% due 02/02/2012	122,481	121,046
Credit Suisse USA, Inc.
6.125% due 11/15/2011	14,500	14,570
Daimler International Finance BV
1.202% due 01/27/2012	2,200	2,203
Danske Bank A/S
2.500% due 05/10/2012	31,685	32,069
Dexia Credit Local S.A.
0.496% due 01/12/2012	41,600	41,593
Dexia Municipal Agency S.A.
5.125% due 01/17/2012	75,810	76,264
FIH Erhvervsbank A/S
0.561% due 12/06/2012	2,400	2,401
General Electric Capital Corp.
0.323% due 04/24/2012	39,000	39,046
0.352% due 09/21/2012	65,500	65,533
0.496% due 06/01/2012	9,100	9,118
0.537% due 03/12/2012	32,780	32,852
0.583% due 12/07/2012	2,000	2,007
0.636% due 06/08/2012	85,040	85,292
1.267% due 12/09/2011	52,313	52,428
2.000% due 09/28/2012	94,500	96,124
2.200% due 06/08/2012	502,788	509,727
2.250% due 03/12/2012	705,315	712,014
Goldman Sachs Group, Inc.
0.449% due 02/06/2012	278,275	277,835
0.522% due 11/09/2011	33,375	33,401
0.547% due 03/15/2012	1,000	1,001
3.250% due 06/15/2012	213,700	218,269
5.300% due 02/14/2012	2,200	2,228
5.450% due 11/01/2012	2,540	2,619
6.600% due 01/15/2012	700	710
HSBC Finance Corp.
0.523% due 04/24/2012	193,144	192,096
0.600% due 07/19/2012	33,670	33,376
0.697% due 09/14/2012	11,750	11,582
5.000% due 03/15/2012	8,875	8,957
5.900% due 06/19/2012	23,003	23,646
6.375% due 10/15/2011	250,903	251,267
7.000% due 05/15/2012	141,337	145,531
Huntington National Bank
0.726% due 06/01/2012	95,905	96,234
ING Bank NV
1.072% due 02/09/2012	5,200	5,210
1.169% due 03/30/2012	23,310	23,284
2.625% due 02/09/2012	86,600	87,256
John Deere Capital Corp.
2.875% due 06/19/2012	106,231	108,281
JPMorgan Chase & Co.
0.388% due 02/22/2012	7,530	7,533
0.577% due 06/15/2012	374,000	374,922
0.735% due 06/22/2012	28,025	28,092
2.125% due 06/22/2012	48,305	48,967
2.200% due 06/15/2012	267,824	271,446
6.625% due 03/15/2012	19,221	19,658
KeyBank N.A.
3.200% due 06/15/2012	51,413	52,475

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kreditanstalt fuer Wiederaufbau
2.250% due 04/16/2012	$11,350	$11,460
3.250% due 10/14/2011	20,000	20,015
Landesbank Baden-Wuerttemberg
0.575% due 06/22/2012	185,200	185,152
LeasePlan Corp. NV
3.000% due 05/07/2012	56,840	57,630
Lloyds TSB Bank PLC
0.977% due 12/02/2011	30,000	30,020
1.246% due 04/02/2012	156,950	157,697
1.625% due 10/14/2011	157,900	157,915
2.800% due 04/02/2012	143,705	145,337
Macquarie Bank Ltd.
0.550% due 07/16/2012	1,500	1,503
0.550% due 07/17/2012	43,400	43,361
2.600% due 01/20/2012	147,494	148,414
MBNA Corp.
7.500% due 03/15/2012	14,155	14,378
Merrill Lynch & Co., Inc.
0.454% due 11/01/2011	271,618	271,447
0.561% due 06/05/2012	126,295	121,428
0.774% due 05/29/2012	5,000	4,908
6.050% due 08/15/2012	107,569	108,579
Morgan Stanley
0.460% due 04/19/2012	2,950	2,924
0.496% due 01/09/2012	101,372	100,943
0.555% due 02/10/2012	89,265	89,431
0.701% due 06/20/2012	112,405	112,744
1.176% due 12/01/2011	2,740	2,744
1.950% due 06/20/2012	202,421	204,875
5.250% due 11/02/2012	4,500	4,584
5.750% due 08/31/2012	2,400	2,480
6.600% due 04/01/2012	2,000	2,044
National Australia Bank Ltd.
2.550% due 01/13/2012	100,861	101,437
Nationwide Building Society
0.472% due 05/17/2012	47,000	47,054
2.500% due 08/17/2012	54,100	54,984
5.500% due 07/18/2012	800	827
New York Community Bancorp, Inc.
2.550% due 06/22/2012	22,150	22,484
PNC Funding Corp.
0.393% due 01/31/2012	470	470
0.446% due 04/01/2012	24,800	24,850
2.300% due 06/22/2012	241,793	245,162
Royal Bank of Scotland Group PLC
0.403% due 10/28/2011	6,790	6,790
0.531% due 03/20/2012	3,500	3,502
0.579% due 03/30/2012	244,550	244,725
0.902% due 12/02/2011	203,100	203,301
0.981% due 05/11/2012	83,500	83,812
1.053% due 02/23/2012	10,000	10,029
1.096% due 04/09/2012	3,000	3,012
1.153% due 04/23/2012	34,700	34,864
1.450% due 10/20/2011	1,085,708	1,086,162
1.500% due 03/30/2012	117,870	118,495
2.625% due 05/11/2012	200,580	203,169
2.650% due 04/23/2012	24,200	24,485
3.000% due 12/09/2011	641,301	644,469
Santander Holdings USA, Inc.
2.500% due 06/15/2012	22,808	23,149
SBAB Bank AB
3.125% due 03/23/2012	15,141	15,326
Sovereign Bank
2.750% due 01/17/2012	77,427	77,981

See Accompanying Notes	Semiannual Report	September 30, 2011	141

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Suncorp-Metway Ltd.
1.749% due 07/16/2012	$35,015	$35,425
SunTrust Bank
3.000% due 11/16/2011	103,097	103,445
Swedbank AB
1.125% due 02/10/2012	8,600	8,617
2.800% due 02/10/2012	16,800	16,939
3.000% due 12/22/2011	64,450	64,812
U.S. Bancorp
2.250% due 03/13/2012	205,000	206,896
U.S. Central Federal Credit Union
1.900% due 10/19/2012	54,900	55,869
Union Bank N.A.
0.549% due 03/16/2012	21,890	21,900
Wachovia Corp.
0.383% due 04/23/2012	11,340	11,343
0.476% due 03/01/2012	19,000	19,028
Wells Fargo & Co.
0.343% due 01/24/2012	7,700	7,701
0.567% due 06/15/2012	18,925	18,930
1.187% due 12/09/2011	239,945	240,439
2.125% due 06/15/2012	22,859	23,145
Western Corporate Federal Credit Union
1.750% due 11/02/2012	5,300	5,382
Westpac Banking Corp.
0.533% due 12/14/2012	86,650	86,805
0.833% due 05/18/2012	10,000	10,028
0.843% due 05/18/2012	17,000	16,991
5.070% due 04/10/2012	5,000	5,102
Westpac Securities NZ Ltd.
2.500% due 05/25/2012	42,410	42,907

		14,416,459

INDUSTRIALS 0.1%
Daimler Finance North America LLC
7.300% due 01/15/2012	44,800	45,579
Hewlett-Packard Co.
4.250% due 02/24/2012	11,230	11,382
Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	100	104
7.125% due 03/15/2012	4,455	4,570

		61,635

UTILITIES 0.4%
AT&T Corp.
7.300% due 11/15/2011	35,762	36,018
AT&T Mobility LLC
6.500% due 12/15/2011	18,275	18,481
AT&T, Inc.
5.875% due 02/01/2012	12,814	13,021
BP Capital Markets PLC
2.375% due 12/14/2011	15,846	15,903
2.750% due 02/27/2012	26,946	27,187
3.125% due 03/10/2012	39,377	39,746
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	88,050	91,617
Verizon Wireless Capital LLC
5.250% due 02/01/2012	58,647	59,468

		301,441

Total Corporate Bonds & Notes (Cost $14,806,714)		14,779,535

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.3%

NEW YORK 0.3%
Liberty, New York Development Corp. Revenue Bonds, Series 2009
0.350% due 12/01/2049	$174,375	$174,375
New York City, New York General Obligation Notes, Series 2011
0.650% due 08/01/2012	21,800	21,832

Total Municipal Bonds & Notes (Cost $196,179)		196,207

U.S. GOVERNMENT AGENCIES 8.3%
Fannie Mae
0.254% due 08/23/2012 - 11/23/2012	812,629	813,251
0.260% due 09/17/2012 - 12/20/2012	1,180,143	1,181,180
0.311% due 12/20/2012	126,500	126,569
1.125% due 07/30/2012	31,347	31,572
1.250% due 06/22/2012	131,439	132,388
4.875% due 05/18/2012	27,783	28,533
6.460% due 06/29/2012	225	235
Federal Farm Credit Bank
0.155% due 01/25/2012	93,400	93,402
0.166% due 08/27/2012	75,700	75,722
0.204% due 01/23/2012	95,000	95,017
0.209% due 07/16/2012 - 08/28/2012	89,200	89,233
0.216% due 08/13/2012	68,000	68,033
0.217% due 06/28/2012	75,000	75,029
0.230% due 11/23/2011	65,200	65,199
0.236% due 11/13/2012	16,865	16,876
0.237% due 08/28/2012	47,800	47,830
0.244% due 09/07/2012	35,200	35,227
0.260% due 09/20/2012	17,200	17,215
0.320% due 02/13/2012	27,197	27,205
0.426% due 08/27/2012	74,500	74,669
Federal Home Loan Bank
0.172% due 02/17/2012	10,000	10,002
0.185% due 10/25/2012 - 10/26/2012	200,000	200,010
0.204% due 02/16/2012	215,000	215,051
0.875% due 08/22/2012	3,350	3,368
1.375% due 06/08/2012	81,130	81,753
Freddie Mac
0.132% due 10/27/2011	44,500	44,498
0.145% due 01/11/2012	65,149	65,150
0.162% due 05/01/2012 - 11/02/2012	867,700	867,678
0.175% due 08/24/2012	370,000	370,017
0.181% due 12/21/2011	58,500	58,508
0.185% due 02/10/2012 - 08/10/2012	96,415	96,476
0.189% due 02/16/2012	28,220	28,225
0.192% due 04/03/2012	26,951	26,958
0.205% due 05/11/2012	253,592	253,678
0.221% due 10/21/2011	53,400	53,403
0.235% due 10/26/2011	48,890	48,893
1.125% due 07/27/2012	105,503	106,218
5.125% due 07/15/2012	155,207	161,249

Total U.S. Government Agencies (Cost $5,783,520)		5,785,520

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 8.0%
U.S. Treasury Notes
0.375% due 09/30/2012	$680,000	$681,435
0.625% due 06/30/2012	426,600	428,134
0.625% due 12/31/2012	1,512,650	1,520,923
0.625% due 01/31/2013	1,267,750	1,275,029
0.625% due 02/28/2013	444,000	446,636
1.000% due 04/30/2012	331,500	333,236
1.125% due 12/15/2012	100,000	101,125
1.375% due 11/15/2012	228,000	231,064
1.375% due 01/15/2013	585,000	593,752

Total U.S. Treasury Obligations (Cost $5,609,174)		5,611,334

ASSET-BACKED SECURITIES 0.2%
Ally Auto Receivables Trust
0.230% due 06/15/2012	21,955	21,961
0.254% due 05/15/2012	6,464	6,465
Ford Credit Auto Lease Trust
0.261% due 07/15/2012	41,656	41,680
Ford Credit Auto Owner Trust
0.219% due 08/15/2012	33,305	33,319
Honda Auto Receivables Owner Trust
0.251% due 06/18/2012	67,009	67,047
Hyundai Auto Receivables Trust
0.318% due 02/15/2012	935	936

Total Asset-Backed Securities (Cost $171,324)		171,408

SOVEREIGN ISSUES 0.5%
Denmark Government International Bond
2.750% due 11/15/2011	44,750	44,866
Development Bank of Japan
6.875% due 11/30/2011	20,750	20,952
Japan Bank for International Cooperation
4.875% due 03/22/2012	3,900	3,985
Kommunalbanken A/S
3.375% due 11/15/2011	44,400	44,549
Province of Ontario Canada
0.748% due 05/22/2012	108,760	109,098
2.625% due 01/20/2012	85,041	85,592
5.000% due 10/18/2011	13,300	13,322
Societe Financement de l’Economie Francaise
0.450% due 07/16/2012	2,700	2,708
2.125% due 01/30/2012	19,880	19,985
2.250% due 06/11/2012	1,600	1,618

Total Sovereign Issues (Cost $346,698)		346,675

SHORT-TERM INSTRUMENTS 62.4%

CERTIFICATES OF DEPOSIT 2.3%
Bank of Montreal
0.326% due 10/27/2011	4,500	4,500
Bank of Nova Scotia
0.452% due 07/27/2012	47,800	47,926
0.522% due 08/09/2012	159,800	160,303
0.581% due 03/05/2012	500	500
Barclays Bank PLC
0.652% due 02/17/2012	800	800
0.675% due 11/10/2011	166,300	166,305
0.830% due 12/20/2011	114,750	114,839
0.959% due 03/01/2012	28,650	28,702
1.449% due 12/16/2011	299,250	299,759

142	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
0.352% due 07/19/2012	$271,300	$271,399
Dexia Credit Local
0.605% due 03/22/2012	30,000	29,984
Itau Unibanco S.A.
0.000% due 10/17/2011	68,000	67,967
National Australia Bank
0.315% due 01/12/2012	136,750	136,743
Nordea Bank Finland PLC
0.578% due 07/05/2012	25,750	25,771
Standard Chartered Bank
0.472% due 10/06/2011	221,450	221,450
0.690% due 11/16/2011	2,000	2,001
Westpac Banking Corp.
0.260% due 11/03/2011	40,600	40,602
0.305% due 01/10/2012	25,680	25,682

		1,645,233

COMMERCIAL PAPER 9.8%
BP Capital Markets PLC
0.568% due 11/22/2011	7,000	6,994
0.668% due 01/09/2012	11,550	11,546
0.720% due 03/09/2012	31,450	31,395
0.780% due 06/05/2012	78,600	78,306
0.800% due 01/04/2012	22,250	22,233
0.800% due 01/09/2012	55,000	54,979
0.800% due 03/05/2012	50,000	49,919
0.830% due 11/22/2011	22,150	22,124
0.830% due 01/04/2012	45,000	44,966
0.870% due 11/07/2011	97,000	96,918
0.900% due 11/04/2011	100,000	99,920
BPCE S.A.
0.292% due 10/20/2011	1,750	1,750
Erste Abwicklungsanstalt
0.274% due 10/28/2011	91,000	90,983
0.280% due 10/17/2011	85,000	84,991
0.280% due 11/02/2011	44,700	44,690
0.315% due 11/28/2011	49,400	49,376
0.330% due 11/08/2011	12,700	12,696
0.366% due 01/30/2012	45,500	45,457
Kells Funding LLC
0.190% due 10/13/2011	80,000	79,996
0.198% due 10/03/2011	62,300	62,300
0.198% due 10/04/2011	23,100	23,100
0.198% due 10/05/2011	57,300	57,299
0.208% due 10/03/2011	3,500	3,500
0.208% due 10/04/2011	61,900	61,900
0.218% due 10/04/2011	30,100	30,100
0.218% due 10/05/2011	22,900	22,900
0.218% due 10/06/2011	6,800	6,800
0.218% due 10/07/2011	2,200	2,200
0.218% due 10/18/2011	14,900	14,899
0.218% due 11/07/2011	1,400	1,400
0.218% due 11/17/2011	2,100	2,099
0.220% due 10/18/2011	131,100	131,088
0.238% due 10/04/2011	1,000	1,000
0.238% due 10/05/2011	1,300	1,300
0.238% due 11/02/2011	5,800	5,799
0.238% due 11/03/2011	43,300	43,291
0.238% due 11/07/2011	1,100	1,100
0.240% due 10/06/2011	68,200	68,199
0.240% due 10/07/2011	22,800	22,799
0.240% due 11/04/2011	81,300	81,283
0.244% due 11/04/2011	140,900	140,870
0.250% due 11/02/2011	101,200	101,179

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.250% due 11/03/2011	$30,300	$30,293
0.250% due 11/17/2011	50,000	49,984
0.258% due 11/02/2011	14,200	14,197
0.260% due 12/02/2011	175,000	174,927
0.270% due 03/02/2012	113,600	113,445
0.270% due 03/07/2012	113,600	113,440
0.274% due 11/02/2011	12,600	12,597
0.278% due 01/11/2012	2,100	2,098
0.280% due 12/01/2011	84,000	83,965
0.280% due 12/02/2011	50,000	49,979
0.280% due 12/05/2011	25,000	24,989
0.280% due 12/13/2011	45,300	45,275
0.290% due 01/10/2012	200,000	199,821
0.290% due 01/11/2012	75,000	74,936
0.310% due 10/03/2011	20,100	20,100
0.310% due 01/26/2012	49,800	49,751
0.318% due 10/03/2011	34,600	34,600
0.342% due 03/12/2012	85,900	85,887
0.448% due 01/10/2012	3,600	3,597
0.448% due 01/27/2012	1,600	1,598
0.450% due 01/13/2012	500,000	499,562
0.450% due 01/17/2012	250,000	249,773
0.450% due 01/18/2012	250,000	249,771
Royal Bank of Scotland Group PLC
0.878% due 11/21/2011	259,300	259,399
Straight-A Funding LLC
0.160% due 10/03/2011	233,930	233,930
0.160% due 10/04/2011	476,046	476,044
0.160% due 10/05/2011	280,222	280,220
0.160% due 10/06/2011	577,111	577,103
0.160% due 10/11/2011	168,719	168,713
0.168% due 10/11/2011	15,700	15,699
0.178% due 10/05/2011	46,400	46,399
0.178% due 10/06/2011	98,500	98,499
0.180% due 10/03/2011	116,000	116,000
0.190% due 10/03/2011	225,600	225,600
0.190% due 10/06/2011	20,890	20,890
0.190% due 11/02/2011	51,043	51,035
0.248% due 10/05/2011	900	900
0.250% due 10/07/2011	23,200	23,199
0.298% due 10/11/2011	100	100
0.518% due 10/11/2011	1,600	1,600
0.548% due 10/11/2011	2,100	2,100
0.750% due 10/06/2011	7,741	7,740
0.750% due 10/11/2011	55,996	55,987
0.750% due 10/26/2011	94,000	93,955
Vodafone Group PLC
0.498% due 01/19/2012	700	699
0.708% due 01/19/2012	500	499
0.880% due 01/19/2012	79,350	79,240

		6,835,779

REPURCHASE AGREEMENTS 41.6%
Banc of America Securities LLC
0.070% due 10/03/2011	700,000	700,000
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 1.375% - 2.625% due 09/30/2018 - 11/15/2020 valued at $720,041. Repurchase proceeds are $700,001.)
0.090% due 10/03/2011	2,769,600	2,769,600
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 0.250% - 3.125% due 09/15/2014 - 11/15/2020 valued at $2,835,501. Repurchase proceeds are $2,769,607.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.090% due 10/04/2011	$558,300	$558,300
(Dated 10/03/2011. Collateralized by U.S. Treasury Notes 2.625% - 3.125% due 02/15/2019 - 05/15/2021 valued at $573,691. Repurchase proceeds are $558,301.)
Bank of Nova Scotia
0.070% due 10/03/2011	398,900	398,900
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 1.875% - 2.625% due 04/30/2014 - 11/15/2020 valued at $409,070. Repurchase proceeds are $398,901.)
Barclays Capital, Inc.
0.070% due 10/03/2011	1,549,400	1,549,400

(Dated 09/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 1.750% - 2.125% due 01/15/2025 - 02/15/2041 valued at $1,579,595. Repurchase proceeds are valued at $172,196. Repurchase $1,549,403.)

0.070% due 10/05/2011	860,000	860,000

(Dated 09/14/2011. Collateralized by Fannie Mae 1.000% due 06/02/2026 valued at $306,304 and Freddie Mac 0.191% - 0.780% due 05/06/2013 - 09/09/2014 valued at $571,747. Repurchase proceeds are $860,002.)

0.070% due 10/07/2011	500,000	500,000
(Dated 09/16/2011. Collateralized by U.S. Treasury Inflation Protected Securities 0.500% - 3.625% due 07/15/2013 - 04/15/2028 valued at $506,094. Repurchase proceeds are $500,001.)
0.070% due 10/11/2011	1,142,700	1,142,700
(Dated 09/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 1.125% - 3.875% due 01/15/2012 - 02/15/2041 valued at $1,167,267. Repurchase proceeds are $1,142,702.)
0.080% due 10/11/2011	500,000	500,000
(Dated 09/14/2011. Collateralized by Federal Home Loan Bank 0.180% due 06/17/2013 valued at $50,047 and Freddie Mac 0.780% due 09/09/2014 valued at $460,378. Repurchase proceeds are $500,001.)
0.090% due 10/04/2011	600	600
(Dated 10/03/2011. Collateralized by U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2021 valued at $614. Repurchase proceeds are $600.)
0.100% due 10/04/2011	8,400	8,400
(Dated 10/03/2011. Collateralized by Ginnie Mae 4.500% due 04/20/2041 valued at $8,672. Repurchase proceeds are $8,400.)
0.100% due 10/05/2011	860,000	860,000

(Dated 09/14/2011. Collateralized by Fannie Mae 4.000% - 5.500% due 01/01/2039 - 02/01/2041 valued at $569,721 and Ginnie Mae 3.000% - 4.500% due 06/15/2039 - 05/20/2041 valued at $318,229. Repurchase proceeds are $860,002.)

See Accompanying Notes	Semiannual Report	September 30, 2011	143

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.110% due 10/07/2011	$665,000	$665,000

(Dated 09/14/2011. Collateralized by Fannie Mae 3.204% - 3.654% due 01/01/2040 - 06/01/2041 valued at $330,347; Freddie Mac 3.100% - 5.000% due 03/01/2040 - 02/01/2041 valued at $242,149; and Ginnie Mae 5.000% due 09/15/2039 - 06/20/2041 valued at $112,744. Repurchase proceeds are $665,002.)

0.110% due 10/13/2011	1,000,000	1,000,000

(Dated 09/14/2011. Collateralized by Fannie Mae 4.500% - 5.500% due 08/01/2036 - 01/01/2041 valued at $557,807 and Ginnie Mae 4.500% - 6.000% due 07/20/2038 - 05/20/2041 valued at $466,438. Repurchase proceeds are $1,000,003.)

0.120% due 10/27/2011	1,000,000	1,000,000

(Dated 09/27/2011. Collateralized by Fannie Mae 5.500% due 09/01/2036 - 06/01/2038 valued at $326,309 and Ginnie Mae 4.500% - 6.000% due 06/20/2040 - 05/20/2041 valued at $707,733. Repurchase proceeds are $1,000,003.)

0.140% due 10/13/2011	2,000,000	2,000,000

(Dated 09/15/2011. Collateralized by Fannie Mae 4.000% - 5.000% due 06/01/2024 - 01/01/2041 valued at $663,266; Freddie Mac 3.500% - 5.000% due 08/01/2026 - 07/01/2041 valued at $378,631; and Ginnie Mae 4.500% - 6.000% due 12/20/2039 - 07/20/2041 valued at $1,013,089. Repurchase proceeds are $2,000,008.)

0.340% due 11/06/2011	19,323	19,323
(Dated 11/06/2009. Collateralized by Allegheny Energy Supply Co. LLC 8.250% due 04/15/2012 valued at $5,723; and Time Warner 10.150% due 05/01/2012 valued at $8,154. Repurchase proceeds are $19,323.)
0.370% due 06/28/2012	350	350
(Dated 06/28/2010. Collateralized by UST LLC 6.625% due 07/15/2012 valued at $359. Repurchase proceeds are $350.)
0.370% due 06/29/2012	1,282	1,282

(Dated 06/28/2010. Collateralized by Allegheny Energy Supply Co. LLC 8.250% due 04/15/2012 valued at $550; and Time Warner 10.150% due due 05/01/2012 valued at $750. $550. Repurchase proceeds are $1,282.)

0.380% due 03/22/2012	641	641
(Dated 03/22/2010. Collateralized by Allegheny Energy Supply Co. LLC 8.250% due 04/15/2012 valued at $275; and Time Warner 10.150% due 05/01/2012 valued at $375. Repurchase proceeds are $641.)
0.400% due 06/09/2012	1,284	1,284
(Dated 06/10/2010. Collateralized by Allegheny Energy Supply Co. LLC 8.250% due 04/15/2012 valued at $552; and Time Warner 10.150% due 05/01/2012 valued at $751. Repurchase proceeds are $1,284.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.400% due 08/26/2012	$2,454	$2,454

(Dated 08/27/2010. Collateralized by Allegheny Energy Supply Co. LLC 8.250% due 04/15/2012 valued at $827; and Time Warner 10.150% due 05/01/2012 valued at $1,128; and UST LLC 6.625% due 07/15/2012 valued at $541. Repurchase proceeds are $2,454.)

0.420% due 05/11/2012	5,825	5,825
(Dated 05/11/2010. Collateralized by UST LLC 6.625% due 07/15/2012 valued at $5,967. Repurchase proceeds are $5,825.)
BNP Paribas Securities Corp.
0.030% due 10/03/2011	421,400	421,400
(Dated 09/30/2011. Collateralized by U.S. Treasury Bonds 4.375% due 11/15/2039 valued at $436,862. Repurchase proceeds are $421,400.)
0.070% due 10/05/2011	179,600	179,600
(Dated 09/30/2011. Collateralized by Fannie Mae 0.750% due 09/08/2014 valued at $183,309. Repurchase proceeds are $179,600.)
0.080% due 10/04/2011	19,600	19,600
(Dated 10/03/2011. Collateralized by U.S. Treasury Bonds 4.500% due 02/15/2036 valued at $20,007. Repurchase proceeds are $19,600.)
0.120% due 10/03/2011	154,600	154,600
(Dated 09/30/2011. Collateralized by Fannie Mae 4.000% due 01/01/2041 valued at $159,940. Repurchase proceeds are $154,601.)
0.120% due 10/20/2011	163,000	163,000
(Dated 09/20/2011. Collateralized by Fannie Mae 4.500% - 5.000% due 03/01/2038 - 08/01/2039 valued at $168,252. Repurchase proceeds are $163,000.)
Citigroup Global Markets, Inc.
0.050% due 10/03/2011	539,500	539,500
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 1.000% due 07/15/2013 valued at $550,657. Repurchase proceeds are $539,501.)
0.100% due 10/03/2011	6,600	6,600
(Dated 09/30/2011. Collateralized by Fannie Mae 5.250% due 08/01/2012 valued at $6,750. Repurchase proceeds are $6,600.)
0.120% due 10/28/2011	500,000	500,000
(Dated 09/29/2011. Collateralized by Fannie Mae 4.000% - 5.000% due 07/01/2035 - 02/01/2041 valued at $517,408. Repurchase proceeds are $500,002.)
Credit Suisse Securities (USA) LLC
0.060% due 10/03/2011	2,646,600	2,646,600
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 1.375% - 3.500% due 09/30/2013 - 08/15/2020 valued at $2,710,579. Repurchase proceeds are $2,646,604.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.070% due 10/05/2011	$250,000	$250,000
(Dated 09/14/2011. Collateralized by U.S. Treasury Notes 1.000% - 2.250% due 07/15/2013 - 05/31/2014 valued at $255,392. Repurchase proceeds are $250,000.)
0.070% due 10/07/2011	250,000	250,000
(Dated 09/16/2011. Collateralized by U.S. Treasury Notes 3.500% due 05/15/2020 valued at $257,039. Repurchase proceeds are $250,000.)
0.110% due 10/05/2011	100,000	100,000
(Dated 09/14/2011. Collateralized by Federal Home Loan Bank 3.750% due 06/14/2013 valued at $102,074. Repurchase proceeds are $100,000.)
Deutsche Bank Securities, Inc.
0.030% due 10/03/2011	314,200	314,200
(Dated 09/30/2011. Collateralized by U.S. Treasury Bonds 4.750% due 02/15/2037 valued at $322,355. Repurchase proceeds are $314,200.)
Goldman Sachs & Co.
0.050% due 10/03/2011	4,000	4,000
(Dated 09/30/2011. Collateralized by Fannie Mae 5.500% due 08/01/2037 valued at $4,131. Repurchase proceeds are $4,000.)
0.100% due 10/05/2011	500,000	500,000
(Dated 09/14/2011. Collateralized by Freddie Mac 4.500% - 5.000% due 08/01/2039 - 02/01/2041 valued at $513,442. Repurchase proceeds are $500,001.)
0.100% due 10/07/2011	195,000	195,000
(Dated 09/19/2011. Collateralized by Fannie Mae 5.000% due 04/01/2038 valued at $200,683. Repurchase proceeds are $195,000.)
0.100% due 10/13/2011	1,165,000	1,165,000
(Dated 09/30/2011. Collateralized by Fannie Mae 4.500% - 5.500% due 06/01/2036 - 09/01/2040 valued at $1,195,878. Repurchase proceeds are $1,165,003.)
JPMorgan Securities, Inc.
0.070% due 10/03/2011	1,175,400	1,175,400

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 0.625% - 4.250% due 08/15/2013 - 11/15/2017 valued at $1,014,292; and Federal Farm Credit Bank 2.270% due 12/24/2013 valued at $186,524. Repurchase proceeds are $1,175,402.)

0.080% due 10/03/2011	350,000	350,000
(Dated 09/26/2011. Collateralized by U.S. Treasury Notes 2.250% due 07/31/2018 valued at $356,487. Repurchase proceeds are $350,001.)
0.080% due 10/04/2011	331,300	331,300
(Dated 10/03/2011. Collateralized by U.S. Treasury Notes 1.250% - 3.875% due 06/30/2015 - 05/15/2018 valued at $338,842. Repurchase proceeds are $331,301.)

144	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.090% due 10/03/2011	$350,000	$350,000
(Dated 09/26/2011. Collateralized by U.S. Treasury Inflation Protected Securities 1.250% - 1.875% due 07/15/2013 - 07/15/2020 valued at $355,436. Repurchase proceeds are $350,001.)
0.090% due 10/04/2011	59,900	59,900
(Dated 10/03/2011. Collateralized by Federal Farm Credit Bank 2.270% due 12/24/2013 valued at $61,267. Repurchase proceeds are $59,900.)
0.110% due 10/03/2011	768,700	768,700
(Dated 09/30/2011. Collateralized by Fannie Mae 0.870% due 09/12/2014 valued at $785,278. Repurchase proceeds are $768,702.)
Morgan Stanley & Co., Inc.
0.040% due 10/03/2011	350,300	350,300
(Dated 09/30/2011. Collateralized by U.S. Treasury Bonds 4.250% - 4.625% due 02/15/2040 - 11/15/2040 valued at $365,327. Repurchase proceeds are $350,300.)
0.090% due 10/03/2011	1,057,700	1,057,700
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 0.375% - 2.625% due 03/31/2012 - 11/15/2020 valued at $1,079,649. Repurchase proceeds are $1,057,703.)
RBC Capital Markets LLC
0.080% due 10/03/2011	854,500	854,500
(Dated 09/30/2011. Collateralized by U.S. Treasury Bills 0.080% due 09/20/2012 valued at $472,585; and U.S. Treasury Notes 1.375% due 11/30/2015 valued at $400,009. Repurchase proceeds are $854,502.)
RBS Securities, Inc.
0.080% due 10/03/2011	699,200	699,200
(Dated 09/30/2011. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $724,253. Repurchase proceeds are $699,202.)
0.110% due 10/03/2011	276,000	276,000
(Dated 09/30/2011. Collateralized by Federal Home Loan Bank 0.220% due 05/08/2012 valued at $281,668. Repurchase proceeds are $276,001.)
State Street Bank and Trust Co.
0.010% due 10/03/2011	2,792	2,792
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $2,851. Repurchase proceeds are $2,792.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TD Securities (USA) LLC
0.050% due 10/03/2011	$21,300	$21,300
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 4.500% due 11/15/2015 valued at $21,748. Repurchase proceeds are $21,300.)
0.080% due 10/04/2011	3,100	3,100
(Dated 10/03/2011. Collateralized by U.S. Treasury Notes 1.375% due 09/15/2012 valued at $3,168. Repurchase proceeds are $3,100.)
0.090% due 10/03/2011	92,900	92,900
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 06/30/2012 valued at $94,806. Repurchase proceeds are $92,900.)
UBS Securities LLC
0.080% due 10/03/2011	200,000	200,000
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 1.750% - 3.125% due 07/31/2015 - 01/31/2017 valued at $204,110. Repurchase proceeds are $200,000.)
0.120% due 10/03/2011	481,900	481,900

(Dated 09/30/2011. Collateralized by Freddie Mac 3.160% due 09/03/2020 valued at $491,790. Repurchase proceeds are $481,902.)
		29,028,151

SHORT-TERM NOTES 5.4%
Banco Santander Brazil S.A.
1.711% due 10/13/2011	48,000	47,979
BMW Vehicle Lease Trust
0.289% due 04/20/2012	24,489	24,502
CarMax Auto Owner Trust
0.334% due 03/15/2012	4,887	4,887
Fannie Mae
0.035% due 12/14/2011 - 01/17/2012	160,273	160,269
0.050% due 12/21/2011	150,000	149,997
0.075% due 02/29/2012	40,632	40,630
0.080% due 02/22/2012 - 03/08/2012	1,091,800	1,091,709
0.085% due 03/07/2012 - 03/21/2012	49,200	49,194
Fosse Master Issuer PLC
0.360% due 04/18/2012	85,500	85,404
Freddie Mac
0.015% due 11/09/2011 - 11/23/2011	51,004	51,003
0.020% due 10/07/2011 - 11/28/2011	267,506	267,504

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.030% due 01/11/2012	$416,300	$416,288
0.050% due 10/11/2011	494,600	494,595
0.065% due 02/14/2012	300,000	299,989
0.085% due 03/23/2012	8,899	8,898
0.095% due 10/03/2011	7,142	7,142
0.150% due 10/04/2011 - 10/05/2011	191,149	191,148
0.250% due 07/11/2012 - 08/08/2012	183,500	183,499
Holmes Master Issuer PLC
0.379% due 10/15/2011	26,600	26,584
Hyundai Auto Receivables Trust
0.248% due 05/15/2012	11,473	11,477
ING Bank NV
0.766% due 02/02/2012	30,000	29,972
Mercedes-Benz Auto Receivables Trust
0.217% due 07/16/2012	51,225	51,252
Sanofi
0.413% due 03/28/2012	12,000	12,005
SMART Trust
0.365% due 07/14/2012	16,635	16,647
0.432% due 03/14/2012	4,217	4,218
University of California Revenue Notes, Series 2011
0.480% due 07/01/2012	15,100	15,118

		3,741,910

U.S. TREASURY BILLS 3.3%
0.059% due 10/20/2011 - 08/23/2012 (a)	2,280,000	2,279,227

Total Short-Term Instruments (Cost $43,528,112)		43,530,300

Total Investments 100.9% (Cost $70,441,721)		$70,420,979

Other Assets and Liabilities (Net) (0.9%)		(658,752)

Net Assets 100.0%		$69,762,227

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Restricted securities as of September 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
ANZ National International Ltd.	0.613%	09/28/2012	05/12/2011	$5,012	$5,019	0.01%

(c)	Fair Value Measurements (1)

See Accompanying Notes	Semiannual Report	September 30, 2011	145

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio (Cont.)

September 30, 2011 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$14,416,459	$0	$14,416,459
Industrials	0	61,635	0	61,635
Utilities	0	301,441	0	301,441
Municipal Bonds & Notes
New York	0	196,207	0	196,207
U.S. Government Agencies	0	5,785,520	0	5,785,520
U.S. Treasury Obligations	0	5,611,334	0	5,611,334

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Asset-Backed Securities	$0	$171,408	$0	$171,408
Sovereign Issues	0	346,675	0	346,675
Short-Term Instruments
Certificates of Deposit	0	1,645,233	0	1,645,233
Commercial Paper	0	6,835,779	0	6,835,779
Repurchase Agreements	0	29,028,151	0	29,028,151
Short-Term Notes	0	3,741,910	0	3,741,910
U.S. Treasury Bills	0	2,279,227	0	2,279,227
	$0	$70,420,979	$0	$70,420,979

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (7)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (7)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$3,010	$0	$0	$(13)	$0	$15	$0	$(3,012)	$0	$0

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

146	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 30.4%

BANKING & FINANCE 29.5%
American Express Bank FSB
0.369% due 05/29/2012	$1,190	$1,186
0.375% due 06/12/2012	800	798
American Express Credit Corp.
0.355% due 02/24/2012	4,560	4,553
American International Group, Inc.
0.360% due 10/18/2011	800	800
Banco Bilbao Vizcaya Argentaria Puerto Rico
0.312% due 05/25/2012	1,300	1,300
Bank of America Corp.
0.735% due 06/22/2012	10,000	10,036
2.100% due 04/30/2012	7,149	7,228
4.875% due 09/15/2012	1,155	1,156
5.375% due 09/11/2012	3,435	3,445
Bank of the West
2.150% due 03/27/2012	8,404	8,487
Barclays Bank PLC
0.519% due 04/10/2012	1,000	1,000
0.981% due 04/10/2012	71,400	71,386
1.154% due 01/05/2012	10,000	10,018
1.289% due 12/05/2011	5,000	5,008
2.700% due 03/05/2012	10,200	10,297
Bear Stearns Cos. LLC
0.603% due 02/23/2012	1,000	999
BNZ International Funding Ltd.
2.625% due 06/05/2012	28,000	28,404
Caterpillar Financial Services Corp.
5.125% due 10/12/2011	1,780	1,782
Cie de Financement Foncier
1.625% due 07/23/2012	5,000	5,012
Citigroup Funding, Inc.
0.583% due 04/30/2012	3,000	3,007
Citigroup, Inc.
0.474% due 03/16/2012	8,439	8,403
2.125% due 04/30/2012	20,000	20,224
5.250% due 02/27/2012	28,250	28,651
5.300% due 10/17/2012	3,440	3,526
5.500% due 08/27/2012	1,000	1,026
6.000% due 02/21/2012	29,485	29,947
Commonwealth Bank of Australia
0.402% due 08/27/2014	2,500	2,501
2.400% due 01/12/2012	10,000	10,054
Countrywide Financial Corp.
0.709% due 05/07/2012	10,050	9,671
5.800% due 06/07/2012	27,042	27,125
Credit Agricole S.A.
0.606% due 02/02/2012	15,700	15,516
Credit Suisse USA, Inc.
6.125% due 11/15/2011	2,850	2,864
Daimler International Finance BV
1.202% due 01/27/2012	100	100
General Electric Capital Corp.
0.496% due 06/01/2012	400	401
2.250% due 03/12/2012	51,548	52,038
Goldman Sachs Group, Inc.
0.449% due 02/06/2012	9,000	8,986
5.450% due 11/01/2012	2,225	2,294
6.600% due 01/15/2012	7,100	7,202
HSBC Finance Corp.
0.523% due 04/24/2012	20,784	20,671
0.600% due 07/19/2012	3,550	3,519
0.697% due 09/14/2012	900	887
5.900% due 06/19/2012	665	684
6.375% due 10/15/2011	28,056	28,097

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 05/15/2012	$12,930	$13,314
Huntington National Bank
0.726% due 06/01/2012	300	301
ING Bank NV
0.876% due 01/13/2012	6,760	6,759
1.169% due 03/30/2012	4,100	4,095
2.625% due 02/09/2012	2,170	2,186
JPMorgan Chase & Co.
0.388% due 02/22/2012	1,600	1,601
0.577% due 06/15/2012	36,345	36,434
0.735% due 06/22/2012	1,600	1,604
2.200% due 06/15/2012	58,289	59,077
6.625% due 03/15/2012	1,500	1,534
Kreditanstalt fuer Wiederaufbau
2.250% due 04/16/2012	900	909
Landesbank Baden-Wuerttemberg
0.575% due 06/22/2012	20,000	19,995
LeasePlan Corp. NV
3.000% due 05/07/2012	2,000	2,028
Lloyds TSB Bank PLC
1.625% due 10/14/2011	35,000	35,003
Macquarie Bank Ltd.
0.550% due 07/17/2012	3,400	3,397
2.600% due 01/20/2012	14,555	14,646
Merrill Lynch & Co., Inc.
0.561% due 06/05/2012	13,043	12,540
0.774% due 05/29/2012	400	393
6.050% due 08/15/2012	5,940	5,996
Morgan Stanley
0.460% due 04/19/2012	2,800	2,775
0.496% due 01/09/2012	10,000	9,958
0.555% due 02/10/2012	200	200
5.750% due 08/31/2012	2,000	2,066
Nationwide Building Society
0.472% due 05/17/2012	41,800	41,848
PNC Funding Corp.
2.300% due 06/22/2012	11,460	11,620
Royal Bank of Scotland Group PLC
0.579% due 03/30/2012	4,000	4,003
1.450% due 10/20/2011	8,000	8,003
1.500% due 03/30/2012	5,200	5,228
2.625% due 05/11/2012	8,900	9,015
3.000% due 12/09/2011	196,100	197,069
SBAB Bank AB
3.125% due 03/23/2012	1,800	1,822
Sovereign Bank
2.750% due 01/17/2012	10,790	10,867
Suncorp-Metway Ltd.
1.749% due 07/16/2012	1,500	1,518
Swedbank AB
2.800% due 02/10/2012	5,750	5,798
U.S. Bancorp
2.250% due 03/13/2012	19,000	19,176
Union Bank N.A.
0.549% due 03/16/2012	5,500	5,503
Wachovia Corp.
0.383% due 04/23/2012	7,000	7,002
Wells Fargo & Co.
1.187% due 12/09/2011	66,500	66,637
Western Corporate Federal Credit Union
1.750% due 11/02/2012	10,000	10,155
Westpac Banking Corp.
3.250% due 12/16/2011	29,000	29,167
Westpac Securities NZ Ltd.
2.500% due 05/25/2012	1,050	1,062

		1,132,593

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 0.2%
Daimler Finance North America LLC
7.300% due 01/15/2012	$4,725	$4,807
Hewlett-Packard Co.
4.250% due 02/24/2012	846	858
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	400	410

		6,075

UTILITIES 0.7%
AT&T Corp.
7.300% due 11/15/2011	2,160	2,175
AT&T Mobility LLC
6.500% due 12/15/2011	1,660	1,679
AT&T, Inc.
5.875% due 02/01/2012	740	752
BP Capital Markets PLC
2.375% due 12/14/2011	3,853	3,867
2.750% due 02/27/2012	3,000	3,027
3.125% due 03/10/2012	450	454
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	10,882	11,323
Verizon Wireless Capital LLC
5.250% due 02/01/2012	4,420	4,482

		27,759

Total Corporate Bonds & Notes (Cost $1,169,268)		1,166,427

MUNICIPAL BONDS & NOTES 0.4%

NEW YORK 0.4%
Liberty, New York Development Corp. Revenue Bonds, Series 2009
0.350% due 12/01/2049	12,600	12,600
New York City, New York General Obligation Notes, Series 2011
0.650% due 08/01/2012	1,575	1,577

Total Municipal Bonds & Notes (Cost $14,175)		14,177

U.S. GOVERNMENT AGENCIES 6.8%
Fannie Mae
0.254% due 08/23/2012	47,750	47,786
0.260% due 10/18/2012	167,186	167,338
Federal Farm Credit Bank
0.230% due 11/23/2011	5,100	5,100
0.320% due 02/13/2012	2,100	2,101
Federal Home Loan Bank
1.375% due 06/08/2012	10,625	10,706
Freddie Mac
0.162% due 11/02/2012	10,000	9,999
0.175% due 08/24/2012	16,000	16,001

Total U.S. Government Agencies (Cost $258,975)		259,031

U.S. TREASURY OBLIGATIONS 9.4%
U.S. Treasury Notes
0.625% due 06/30/2012	271,800	272,777
0.625% due 12/31/2012	62,950	63,294
0.625% due 01/31/2013	10,970	11,033
1.375% due 11/15/2012	11,800	11,959

Total U.S. Treasury Obligations (Cost $359,144)		359,063

See Accompanying Notes	Semiannual Report	September 30, 2011	147

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 0.4%
Ally Auto Receivables Trust
0.230% due 06/15/2012	$2,346	$2,347
0.254% due 05/15/2012	469	469
Ford Credit Auto Lease Trust
0.261% due 07/15/2012	4,147	4,150
Ford Credit Auto Owner Trust
0.219% due 08/15/2012	2,822	2,824
Honda Auto Receivables Owner Trust
0.251% due 06/18/2012	6,433	6,436
Hyundai Auto Receivables Trust
0.318% due 02/15/2012	78	78

Total Asset-Backed Securities (Cost $16,295)		16,304

SOVEREIGN ISSUES 0.7%
Development Bank of Japan
6.875% due 11/30/2011	1,850	1,868
Japan Bank for International Cooperation
4.875% due 03/22/2012	1,000	1,022
Kommunalbanken A/S
3.375% due 11/15/2011	7,100	7,124
Province of Ontario Canada
0.748% due 05/22/2012	9,000	9,028
2.625% due 01/20/2012	8,515	8,570
Societe Financement de l’Economie Francaise
2.125% due 01/30/2012	1,000	1,005

Total Sovereign Issues (Cost $28,620)		28,617

SHORT-TERM INSTRUMENTS 50.9%

CERTIFICATES OF DEPOSIT 2.8%
Bank of Nova Scotia
0.452% due 07/27/2012	3,750	3,760
0.522% due 08/09/2012	9,500	9,530
Barclays Bank PLC
0.830% due 12/20/2011	20,250	20,266
1.449% due 12/16/2011	30,000	30,051
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
0.352% due 07/19/2012	6,500	6,502
Dexia Credit Local
0.605% due 03/22/2012	6,000	5,997
National Australia Bank
0.315% due 01/12/2012	13,850	13,850
Nordea Bank Finland PLC
0.578% due 07/05/2012	2,400	2,402
Standard Chartered Bank
0.472% due 10/06/2011	10,700	10,700
0.690% due 11/16/2011	400	400
Westpac Banking Corp.
0.260% due 11/03/2011	3,800	3,800
0.305% due 01/10/2012	2,610	2,610

		109,868

COMMERCIAL PAPER 4.1%
BP Capital Markets PLC
0.568% due 11/22/2011	500	500
0.668% due 01/09/2012	800	800
0.720% due 03/09/2012	6,600	6,588
0.780% due 06/05/2012	12,900	12,852
0.800% due 01/09/2012	3,800	3,798
0.870% due 11/07/2011	400	400
Erste Abwicklungsanstalt
0.270% due 10/28/2011	4,500	4,499
0.274% due 10/28/2011	4,500	4,499

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.280% due 10/17/2011	$8,700	$8,699
0.280% due 11/02/2011	5,300	5,299
0.310% due 11/28/2011	5,600	5,597
0.330% due 11/08/2011	1,300	1,300
0.360% due 01/30/2012	4,500	4,496
Kells Funding LLC
0.240% due 11/04/2011	18,700	18,696
0.270% due 03/02/2012	11,400	11,384
0.270% due 03/07/2012	11,400	11,384
0.280% due 12/01/2011	7,000	6,997
0.310% due 01/26/2012	6,700	6,693
0.342% due 03/12/2012	7,800	7,799
Royal Bank of Scotland Group PLC
0.878% due 11/21/2011	30,300	30,312
Vodafone Group PLC
0.880% due 01/19/2012	4,000	3,994

		156,586

REPURCHASE AGREEMENTS 40.7%
Banc of America Securities LLC
0.090% due 10/03/2011	49,800	49,800
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 1.375% - 2.625% due 09/30/2018 - 11/15/2020 valued at $51,001. Repurchase proceeds are $49,800.)
Bank of Nova Scotia
0.070% due 10/03/2011	100,000	100,000
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 0.375% due 10/31/2012 valued at $102,041. Repurchase proceeds are $100,000.)
Barclays Capital, Inc.
0.070% due 10/03/2011	125,100	125,100
(Dated 09/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2021 valued at $127,407. Repurchase proceeds are $125,100.)
0.070% due 10/05/2011	40,000	40,000
(Dated 09/14/2011. Collateralized by Federal Farm Credit Bank 0.240% due 06/20/2012 valued at $40,821. Repurchase proceeds are $40,000.)
0.100% due 10/05/2011	40,000	40,000
(Dated 09/14/2011. Collateralized by Fannie Mae 5.500% due 01/01/2039 valued at $41,104. Repurchase proceeds are $40,000.)
0.110% due 10/07/2011	135,000	135,000
(Dated 09/14/2011. Collateralized by Freddie Mac 4.500% due 08/01/2041 valued at $139,443. Repurchase proceeds are $135,000.)
BNP Paribas Securities Corp.
0.030% due 10/03/2011	100,000	100,000
(Dated 09/30/2011. Collateralized by U.S. Treasury Bonds 5.375% due 02/15/2031 valued at $102,849. Repurchase proceeds are $100,000.)
0.120% due 10/03/2011	50,000	50,000
(Dated 09/30/2011. Collateralized by Fannie Mae 5.500% due 08/01/2037 valued at $51,722. Repurchase proceeds are $50,000.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.120% due 10/20/2011	$219,000	$219,000
(Dated 09/20/2011. Collateralized by Fannie Mae 5.000% due 09/01/2040 valued at $225,565. Repurchase proceeds are $219,001.)
Citigroup Global Markets, Inc.
0.100% due 10/03/2011	6,600	6,600
(Dated 09/30/2011. Collateralized by Fannie Mae 5.250% due 08/01/2012 valued at $6,750. Repurchase proceeds are $6,600.)
Goldman Sachs & Co.
0.050% due 10/03/2011	4,000	4,000
(Dated 09/30/2011. Collateralized by Fannie Mae 5.500% due 08/01/2037 valued at $4,131. Repurchase proceeds are $4,000.)
0.100% due 10/07/2011	50,000	50,000
(Dated 09/19/2011. Collateralized by Fannie Mae 5.000% due 04/01/2038 valued at $51,457. Repurchase proceeds are $50,000.)
Morgan Stanley & Co., Inc.
0.090% due 10/03/2011	138,200	138,200
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 0.375% - 2.625% due 07/31/2013 - 11/15/2020 valued at $141,108. Repurchase proceeds are $138,200.)
RBS Securities, Inc.
0.080% due 10/03/2011	150,000	150,000
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 2.750% due 02/15/2019 valued at $153,368. Repurchase proceeds are $150,000.)
0.110% due 10/03/2011	100,000	100,000
(Dated 09/30/2011. Collateralized by Fannie Mae 4.375% due 09/15/2012 valued at $102,039. Repurchase proceeds are $100,000.)
State Street Bank and Trust Co.
0.010% due 10/03/2011	1,130	1,130
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $1,156. Repurchase proceeds are $1,130.)
TD Securities (USA) LLC
0.090% due 10/03/2011	50,000	50,000
(Dated 09/30/2011. Collateralized by U.S. Treasury Bonds 5.000% due 05/15/2037 valued at $51,301. Repurchase proceeds are $50,000.)
UBS Securities LLC
0.080% due 10/03/2011	200,000	200,000

(Dated 09/30/2011. Collateralized by U.S. Treasury Bonds 4.500% due 02/15/2036 valued at $97,668 and U.S. Treasury Notes 1.125% - 3.375% due 12/15/2012 - 11/15/2019 valued at $107,145. Repurchase proceeds are $200,000.)

		1,558,830

SHORT-TERM NOTES 2.7%
BMW Vehicle Lease Trust
0.289% due 04/20/2012	1,931	1,932
CarMax Auto Owner Trust
0.334% due 03/15/2012	338	338

148	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Fannie Mae
0.075% due 02/29/2012	$1,900	$1,900
0.080% due 02/22/2012	3,600	3,600
0.085% due 03/07/2012	2,200	2,200
Fosse Master Issuer PLC
0.360% due 04/18/2012	8,000	7,991
Freddie Mac
0.030% due 01/11/2012	18,900	18,899
0.250% due 07/11/2012	7,570	7,570
0.270% due 07/06/2012	36,000	36,006
Holmes Master Issuer PLC
0.379% due 10/15/2011	5,000	4,997
Hyundai Auto Receivables Trust
0.248% due 05/15/2012	874	874
ING Bank NV
0.766% due 02/02/2012	5,000	4,995
Mercedes-Benz Auto Receivables Trust
0.217% due 07/16/2012	5,171	5,174
Sanofi
0.413% due 03/28/2012	2,000	2,001

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SMART Trust
0.365% due 07/14/2012	$2,218	$2,220
0.432% due 03/14/2012	527	527
University of California Revenue Notes, Series 2011
0.480% due 07/01/2012	1,300	1,302

		102,526

U.S. TREASURY BILLS 0.6%
0.066% due 05/31/2012	25,000	24,989

Total Short-Term Instruments (Cost $1,952,692)		1,952,799

Total Investments 99.0% (Cost $3,799,169)		$3,796,418

Other Assets and Liabilities (Net) 1.0%		36,614

Net Assets 100.0%		$3,833,032

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$1,132,593	$0	$1,132,593
Industrials	0	6,075	0	6,075
Utilities	0	27,759	0	27,759
Municipal Bonds & Notes
New York	0	14,177	0	14,177
U.S. Government Agencies	0	259,031	0	259,031
U.S. Treasury Obligations	0	359,063	0	359,063
Asset-Backed Securities	0	16,304	0	16,304
Sovereign Issues	0	28,617	0	28,617
Short-Term Instruments
Certificates of Deposit	0	109,868	0	109,868
Commercial Paper	0	156,586	0	156,586
Repurchase Agreements	0	1,558,830	0	1,558,830
Short-Term Notes	0	102,526	0	102,526
U.S. Treasury Bills	0	24,989	0	24,989
	$0	$3,796,418	$0	$3,796,418

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	Semiannual Report	September 30, 2011	149

Schedule of Investments PIMCO U.S. Government Sector Portfolio

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 3.6%

BANKING & FINANCE 3.6%
Bank of America Corp.
1.673% due 01/30/2014	$24,000	$21,752
Citigroup, Inc.
1.696% due 01/13/2014	24,000	23,375
Goldman Sachs Group, Inc.
0.646% due 10/07/2011	2,000	2,000
Kreditanstalt fuer Wiederaufbau
1.250% due 06/15/2012	100,000	100,564
3.500% due 03/10/2014	200	214
Morgan Stanley
1.853% due 01/24/2014	24,000	22,406
U.S. Trade Funding Corp.
4.260% due 11/15/2014	4,235	4,390

		174,701

INDUSTRIALS 0.0%
Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	425	462

Total Corporate Bonds & Notes (Cost $179,446)		175,163

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%
Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	2,020	2,071

IOWA 0.0%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	2,115	1,998

NEW YORK 0.0%
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	1,100	1,195

Total Municipal Bonds & Notes (Cost $5,080)		5,264

U.S. GOVERNMENT AGENCIES 21.3%
Egypt Government AID Bond
4.450% due 09/15/2015	35,000	39,608
Fannie Mae
0.288% due 12/25/2036	1,445	1,386
0.355% due 03/25/2034	1,297	1,295
0.365% due 03/25/2036	1,156	1,083
0.455% due 07/25/2032	700	684
0.475% due 06/25/2033	857	816
0.495% due 06/25/2032	2	2
0.555% due 03/25/2032	494	465
0.575% due 11/25/2032	5	5
0.585% due 05/25/2042	550	551
0.700% due 08/25/2021 - 03/25/2022	76	76
0.850% due 08/25/2022	21	21
0.950% due 04/25/2022	36	37
1.135% due 04/25/2032	599	608
1.452% due 02/01/2041 - 10/01/2044	10,172	10,306
1.625% due 10/26/2015 (f)(g)	220,000	226,008
1.652% due 11/01/2030	1	1
2.074% due 06/01/2021	1,275	1,329

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.119% due 11/01/2035	$840	$865
2.164% due 11/01/2035	565	586
2.250% due 03/15/2016 - 12/01/2032	54,306	57,093
2.338% due 09/01/2031	65	68
2.347% due 12/01/2022	33	35
2.351% due 05/01/2025	11	12
2.372% due 07/01/2018	373	375
2.375% due 09/01/2022	4	4
2.376% due 06/01/2032 - 10/01/2032	37	38
2.393% due 08/01/2036	438	463
2.395% due 09/01/2028	25	26
2.475% due 01/01/2036	4,147	4,376
2.487% due 12/01/2035	316	331
2.500% due 05/01/2022	11	11
2.514% due 12/01/2029	9	9
2.525% due 12/01/2031 - 05/01/2032	9	9
2.588% due 11/01/2020	22	23
2.606% due 01/01/2029	11	11
2.799% due 03/01/2018	16	16
2.847% due 10/01/2025 - 03/01/2026	53	56
2.970% due 02/01/2026	11	12
3.088% due 09/01/2033	3	3
3.119% due 12/01/2029	7	8
3.125% due 09/01/2017 - 01/01/2018	27	28
3.344% due 12/01/2029	24	24
3.722% due 08/01/2028	12	13
4.396% due 03/01/2035	1,843	1,941
4.500% due 03/25/2017 - 03/25/2018	719	725
4.625% due 05/01/2013	11,757	12,498
4.650% due 08/01/2014	18	18
5.000% due 02/25/2017	78	78
5.192% due 09/01/2026	481	483
5.250% due 08/01/2012	50,000	52,077
5.396% due 06/01/2025	17	17
5.500% due 06/01/2036 - 11/01/2036	2,570	2,804
5.650% due 11/01/2014	11	11
6.000% due 06/01/2037	662	728
Federal Home Loan Bank
4.625% due 09/11/2020	31,800	37,366
Financing Corp.
0.000% due 06/06/2013	70	69
Freddie Mac
0.000% due 12/11/2025	9,084	5,835
0.475% due 07/25/2031	339	336
0.579% due 12/15/2030 - 06/15/2031	504	504
0.629% due 11/15/2016 - 03/15/2017	140	140
0.729% due 06/15/2030 - 12/15/2032	410	412
0.779% due 06/15/2031	165	166
0.950% due 02/15/2027	16	16
1.079% due 03/30/2015	2,000	2,004
1.451% due 10/25/2044	4,723	4,865
1.452% due 02/25/2045	1,482	1,426
1.652% due 07/25/2044	3,103	3,165
1.750% due 09/10/2015	28,000	28,920
2.082% due 02/01/2024	40	42
2.318% due 07/01/2020	115	120
2.356% due 08/01/2031	3	3
2.390% due 04/01/2027	11	11

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.458% due 05/01/2032	$18	$18
2.460% due 03/01/2025	1	1
2.468% due 06/01/2035	8,190	8,626
2.475% due 02/01/2032	7	7
2.479% due 12/01/2031	8	8
2.480% due 02/01/2032	17	17
2.500% due 12/01/2031	58	61
2.501% due 01/01/2032	34	37
2.621% due 07/01/2029	16	17
2.675% due 08/01/2019	38	39
2.748% due 10/01/2031	8	9
3.244% due 02/01/2018	28	29
3.746% due 08/01/2020	25	25
4.118% due 02/01/2025	9	10
4.125% due 09/27/2013	50,000	53,702
4.250% due 05/22/2013	20	21
4.500% due 04/02/2014 - 09/15/2035	65,590	71,902
4.636% due 02/01/2035	3,630	3,832
5.000% due 01/30/2014 - 01/15/2034	41,726	46,329
5.084% due 03/01/2035	356	362
5.400% due 03/17/2021	500	582
5.500% due 08/15/2030 - 10/01/2039	1,409	1,527
6.500% due 10/25/2043	1,361	1,590
Ginnie Mae
2.125% due 10/20/2023 - 10/20/2024	106	110
2.250% due 02/20/2030	1,351	1,398
2.375% due 04/20/2023 - 04/20/2032	1,188	1,233
2.625% due 07/20/2025 - 08/20/2026	771	801
5.000% due 05/20/2034	30,644	35,112
8.500% due 03/20/2025	51	58
Israel Government AID Bond
0.000% due 11/01/2024	178,000	121,250
5.500% due 09/18/2023	61,330	78,167
Residual Funding Corp. Principal Strip
0.000% due 10/15/2019 - 01/15/2030	18,080	10,434
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	626	630
1.000% due 03/25/2025 - 07/25/2025	530	534
1.100% due 01/25/2019 - 11/25/2024	656	661
4.500% due 03/01/2023	684	738
4.760% due 09/01/2025	19,307	21,082
4.770% due 04/01/2024	5,791	6,297
4.875% due 09/10/2013	829	869
4.930% due 01/01/2024	4,151	4,528
5.136% due 08/10/2013	3,172	3,337
5.240% due 08/01/2023	2,649	2,934
7.060% due 11/01/2019	537	594
7.220% due 11/01/2020	633	704
Tennessee Valley Authority
5.500% due 06/15/2038	35,000	46,293
U.S. Department of Housing and Urban Development
4.930% due 08/01/2014	4,000	4,338
5.190% due 08/01/2016	5,000	5,423

Total U.S. Government Agencies (Cost $951,796)		1,041,832

150	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 30.4%
U.S. Treasury Bonds
4.250% due 11/15/2040	$65,000	$82,458
6.125% due 11/15/2027	339	501
6.250% due 08/15/2023 (f)(g)	235,000	335,646
8.000% due 11/15/2021 (f)(g)	44,700	69,927
U.S. Treasury Notes
1.000% due 05/15/2014 (d)(f)	252,400	256,463
2.125% due 08/15/2021	175,000	178,419
2.625% due 11/15/2020	130,000	139,242
3.000% due 02/28/2017 (d)(g)	158,000	174,220
3.625% due 08/15/2019 (f)	39,151	45,128
3.625% due 02/15/2020	125,000	144,502
4.875% due 02/15/2012	56,600	57,604

Total U.S. Treasury Obligations (Cost $1,436,821)		1,484,110

MORTGAGE-BACKED SECURITIES 5.0%
Bear Stearns Adjustable Rate Mortgage Trust
2.651% due 04/25/2033	27	25
2.706% due 11/25/2034	3,101	2,737
2.730% due 04/25/2033	346	303
2.767% due 02/25/2033	85	68
2.957% due 01/25/2034	706	657
5.316% due 04/25/2033	271	254
Bear Stearns Alt-A Trust
0.395% due 02/25/2034	4,138	3,038
2.607% due 11/25/2036	25,284	14,937
2.849% due 11/25/2036	34,390	17,957
CBA Commercial Small Balance Commercial Mortgage
0.515% due 12/25/2036	2,853	2,004
CC Mortgage Funding Corp.
0.365% due 05/25/2048	6,036	2,399
0.485% due 08/25/2035	1,340	874
Citigroup Mortgage Loan Trust, Inc.
2.660% due 12/25/2035	2,597	2,242
Countrywide Alternative Loan Trust
0.395% due 02/25/2047	1,254	753
0.410% due 02/20/2047	11,150	5,432
0.415% due 05/25/2047	7,917	4,328
0.435% due 05/25/2036	775	406
0.440% due 03/20/2046	8,566	4,522
0.445% due 05/25/2035	1,645	935
0.515% due 12/25/2035	574	364
1.242% due 02/25/2036	763	487
5.500% due 03/25/2036	3,889	2,625
Countrywide Home Loan Mortgage Pass-Through Trust
0.465% due 05/25/2035	2,732	1,723
0.525% due 04/25/2035	565	343
0.565% due 02/25/2035	1,728	1,199
0.575% due 02/25/2035	1,040	706
2.776% due 09/20/2036	12,352	6,686
3.030% due 04/25/2035	945	544
Credit Suisse First Boston Mortgage Securities Corp.
1.836% due 05/25/2032	40	37
2.590% due 06/25/2032	50	29
Downey Savings & Loan Association Mortgage Loan Trust
0.490% due 08/19/2045	1,362	832

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First Republic Mortgage Loan Trust
0.715% due 06/25/2030	$463	$433
0.729% due 11/15/2030	559	493
Greenpoint Mortgage Funding Trust
0.315% due 01/25/2047 (a)	1,057	996
0.455% due 06/25/2045	1,253	786
GS Mortgage Securities Corp.
1.142% due 03/06/2020	9,403	9,341
GSR Mortgage Loan Trust
2.824% due 04/25/2036	9,314	7,604
Harborview Mortgage Loan Trust
0.360% due 04/19/2038	3,232	1,989
0.450% due 05/19/2035	3,512	2,165
0.970% due 02/19/2034	781	655
Impac CMB Trust
1.235% due 07/25/2033	143	131
Indymac Index Mortgage Loan Trust
0.555% due 02/25/2035	4,775	2,983
JPMorgan Mortgage Trust
2.796% due 07/25/2035	3,240	3,016
2.817% due 02/25/2036	3,746	3,235
MASTR Adjustable Rate Mortgages Trust
2.562% due 05/25/2034	451	339
MASTR Asset Securitization Trust
5.500% due 09/25/2033	466	484
Merrill Lynch Mortgage Investors, Inc.
1.932% due 12/25/2032	278	252
Morgan Stanley Capital
0.290% due 10/15/2020	5,566	5,539
4.490% due 01/13/2041	73	74
Prime Mortgage Trust
5.000% due 02/25/2019	987	1,009
Residential Accredit Loans, Inc.
0.535% due 08/25/2035	2,475	1,384
0.635% due 03/25/2033	2,767	2,490
1.602% due 09/25/2045	1,007	570
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	1,061	1,139
Residential Funding Mortgage Securities
6.500% due 03/25/2032	87	90
Sequoia Mortgage Trust
0.580% due 10/19/2026	1,604	1,376
0.580% due 07/20/2033	3,124	2,624
0.700% due 07/20/2033	2,197	1,298
Structured Adjustable Rate Mortgage Loan Trust
1.652% due 01/25/2035	829	502
Structured Asset Mortgage Investments, Inc.
0.455% due 05/25/2036	32,750	16,991
0.580% due 03/19/2034	924	776
0.810% due 07/19/2034	487	402
Structured Asset Securities Corp.
0.285% due 05/25/2036	39	39
2.655% due 10/25/2035	1,697	1,347
Thornburg Mortgage Securities Trust
0.335% due 03/25/2037	9,878	9,681
0.345% due 11/25/2046	7,041	7,007
Wachovia Bank Commercial Mortgage Trust
0.319% due 09/15/2021	18,935	18,272
WaMu Mortgage Pass-Through Certificates
0.465% due 04/25/2045	3,853	3,011
0.495% due 11/25/2045	2,812	2,184
0.505% due 12/25/2045	1,617	1,293
0.972% due 01/25/2047	2,246	1,310
1.052% due 12/25/2046	4,546	2,994
1.222% due 06/25/2046	6,196	4,473

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.242% due 02/25/2046	$4,519	$3,162
1.442% due 11/25/2042	918	754
1.448% due 05/25/2041	296	257
2.576% due 03/25/2034	408	383
2.838% due 07/25/2046	11,246	7,785
2.838% due 08/25/2046	27,938	18,961
2.838% due 09/25/2046	4,604	3,293
2.838% due 10/25/2046	2,391	1,658
2.838% due 12/25/2046	2,508	1,799
2.850% due 05/25/2046	1,139	749
Washington Mutual MSC Mortgage Pass-Through Certificates
2.246% due 05/25/2033	65	56
2.262% due 02/25/2033	24	20
2.320% due 02/25/2033	3	2
Wells Fargo Mortgage-Backed Securities Trust
4.439% due 11/25/2033	211	217

Total Mortgage-Backed Securities (Cost $352,236)		241,319

ASSET-BACKED SECURITIES 0.6%
ACE Securities Corp.
0.285% due 08/25/2036	265	246
Asset-Backed Securities Corp. Home Equity
0.315% due 05/25/2037	331	272
0.749% due 06/15/2031	359	334
0.769% due 11/15/2031	36	29
Bear Stearns Asset-Backed Securities Trust
0.285% due 11/25/2036	550	529
0.305% due 12/25/2036	406	378
0.315% due 10/25/2036	413	398
0.345% due 11/25/2036	5,428	3,637
0.895% due 10/25/2032	88	75
Carrington Mortgage Loan Trust
0.285% due 12/25/2036	1,008	956
0.555% due 10/25/2035	837	766
CIT Group Home Equity Loan Trust
0.505% due 06/25/2033	252	206
Citigroup Mortgage Loan Trust, Inc.
0.275% due 12/25/2036	619	597
0.295% due 05/25/2037	651	623
0.345% due 08/25/2036	535	481
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,295	1,009
Countrywide Asset-Backed Certificates
0.315% due 10/25/2047	290	285
0.335% due 09/25/2037	372	365
0.335% due 09/25/2047	567	555
0.415% due 09/25/2036	2,191	1,725
0.425% due 06/25/2036	1,560	1,290
Credit Suisse First Boston Mortgage Securities Corp.
0.855% due 01/25/2032	125	96
Credit-Based Asset Servicing & Securitization LLC
0.305% due 01/25/2037	1,451	311
First Franklin Mortgage Loan Asset-Backed Certificates
0.605% due 12/25/2034	15	14
GE-WMC Mortgage Securities LLC
0.275% due 08/25/2036	107	33
GSAMP Trust
0.305% due 12/25/2036	926	598
0.415% due 11/25/2035	246	33
GSRPM Mortgage Loan Trust
0.935% due 01/25/2032	81	76

See Accompanying Notes	Semiannual Report	September 30, 2011	151

Schedule of Investments PIMCO U.S. Government Sector Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Home Equity Asset Trust
0.295% due 05/25/2037	$331	$320
1.155% due 02/25/2033	1	1
HSI Asset Securitization Corp. Trust
0.285% due 10/25/2036	257	174
0.285% due 12/25/2036	220	212
Indymac Residential Asset-Backed Trust
0.365% due 04/25/2047	137	135
IXIS Real Estate Capital Trust
0.295% due 05/25/2037	48	12
JPMorgan Mortgage Acquisition Corp.
0.285% due 10/25/2036	605	595
0.295% due 03/25/2047	856	696
0.315% due 08/25/2036	65	18
0.315% due 03/25/2037	407	381
L.A. Arena Funding LLC
7.656% due 12/15/2026	69	71
Lehman ABS Mortgage Loan Trust
0.325% due 06/25/2037	989	312
Long Beach Mortgage Loan Trust
0.795% due 10/25/2034	1,548	1,139
MASTR Asset-Backed Securities Trust
0.285% due 11/25/2036	158	54
0.315% due 05/25/2037	726	654
Merrill Lynch First Franklin Mortgage Loan Trust
0.295% due 07/25/2037	263	258
Merrill Lynch Mortgage Investors, Inc.
0.305% due 07/25/2037	97	96
0.355% due 02/25/2037	585	282
Mid-State Trust
7.340% due 07/01/2035	217	224
Morgan Stanley ABS Capital
0.295% due 05/25/2037	925	789
Morgan Stanley Home Equity Loan Trust
0.285% due 12/25/2036	176	174
Morgan Stanley IXIS Real Estate Capital Trust
0.285% due 11/25/2036	56	17
Morgan Stanley Mortgage Loan Trust
0.305% due 01/25/2047	655	550
Nationstar Home Equity Loan Trust
0.355% due 04/25/2037	125	123
New Century Home Equity Loan Trust
0.415% due 05/25/2036	1,469	757
0.495% due 06/25/2035	796	760

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Option One Mortgage Loan Trust
0.295% due 07/25/2037	$491	$470
Renaissance Home Equity Loan Trust
0.935% due 08/25/2032	2	1
Residential Asset Securities Corp.
0.345% due 04/25/2037	154	152
Salomon Brothers Mortgage Securities, Inc.
1.150% due 01/25/2032	144	112
Saxon Asset Securities Trust
0.755% due 08/25/2032	4	4
Securitized Asset-Backed Receivables LLC Trust
0.275% due 01/25/2037	783	748
0.295% due 12/25/2036 (a)	2,273	648
0.315% due 11/25/2036 (a)	899	266
Soundview Home Equity Loan Trust
0.295% due 11/25/2036	776	209
0.315% due 06/25/2037	1,049	905
Specialty Underwriting & Residential Finance
0.295% due 01/25/2038	978	872
Structured Asset Securities Corp.
0.315% due 01/25/2037	213	209
0.335% due 01/25/2037	885	674
0.635% due 05/25/2034	417	352
WaMu Asset-Backed Certificates
0.285% due 01/25/2037	183	179

Total Asset-Backed Securities (Cost $41,854)		30,522

SHORT-TERM INSTRUMENTS 36.8%

REPURCHASE AGREEMENTS 15.2%
Barclays Capital, Inc.
0.070% due 10/11/2011	23,200	23,200
(Dated 09/19/2011. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $23,555. Repurchase proceeds are $23,200.)
BNP Paribas Securities Corp.
0.070% due 10/05/2011	383,600	383,600

(Dated 09/21/2011. Collateralized by Fannie Mae 0.600% - 0.750% due 03/06/2014 - 09/08/2014 valued at $341,211 and Freddie Mac 3.310% due 11/10/2020 valued at $50,013. Repurchase proceeds are $383,601.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.120% due 10/20/2011	$40,200	$40,200
(Dated 09/20/2011. Collateralized by Fannie Mae 5.500% due 06/01/2036 valued at $41,335. Repurchase proceeds are $40,200.)
Goldman Sachs & Co.
0.100% due 10/07/2011	25,000	25,000
(Dated 09/19/2011. Collateralized by Fannie Mae 5.000% due 04/01/2038 valued at $25,729. Repurchase proceeds are $25,000.)
0.100% due 10/13/2011	225,000	225,000
(Dated 09/20/2011. Collateralized by Fannie Mae 5.000% due 05/01/2038 valued at $231,277. Repurchase proceeds are $225,001.)
State Street Bank and Trust Co.
0.010% due 10/03/2011	47,024	47,024
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $47,968. Repurchase proceeds are $47,024.)

		744,024

U.S. TREASURY BILLS 20.3%
0.026% due 10/06/2011 - 05/31/2012 (b)(d)(f)(g)	990,248	990,013

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.3%
	6,427,006	64,354

Total Short-Term Instruments (Cost $1,798,523)		1,798,391

Total Investments 97.8% (Cost $4,765,756)		$4,776,601

Written Options (i) (0.3%) (Premiums $10,600)		(13,464)

Other Assets and Liabilities (Net) 2.5%		123,389

Net Assets 100.0%		$4,886,526

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $93,092 have been pledged as collateral as of September 30, 2011 for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $48,000 at a weighted average interest rate of -0.650%. On September 30, 2011, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $101,929 and cash of $140 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2012	12,800	$11,210
90-Day Eurodollar June Futures	Long	06/2012	41,242	43,864
90-Day Eurodollar June Futures	Long	06/2013	12,513	12,382
90-Day Eurodollar March Futures	Long	03/2012	23,894	5,614

152	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2013	40,275	$48,403
90-Day Eurodollar September Futures	Long	09/2012	10,983	10,346
U.S. Treasury 10-Year Note December Futures	Long	12/2011	9,900	6,423

				$138,242

(g)	Centrally cleared swap agreements outstanding on September 30, 2011:

Securities with an aggregate market value of $137,879 and cash of $5 have been pledged as collateral for centrally cleared swaps as of September 30, 2011.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.250%	12/21/2021	$100,000	$10,121	$621
Pay	3-Month USD-LIBOR	3.250%	12/21/2021	653,000	66,090	8,570
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	375,000	(130,462)	(4,925)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	100,000	(34,790)	(4,819)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	145,000	(50,446)	(7,786)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	31,900	(8,820)	(4,013)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	53,400	(14,765)	(6,678)

					$(163,072)	$(19,030)

(h)	OTC swap agreements outstanding on September 30, 2011:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2014	GLM	$	700,000	$1,584	$(2,548)	$4,132
Pay	3-Month USD-LIBOR	2.250%	12/21/2016	CBK		300,000	13,221	11,970	1,251
Receive	3-Month USD-LIBOR	2.000%	12/21/2021	BRC		75,000	1,100	1,688	(588)
Pay	3-Month USD-LIBOR	3.250%	12/21/2021	BRC		150,000	14,995	14,505	490
Pay	3-Month USD-LIBOR	3.250%	12/21/2021	CBK		260,000	25,990	23,920	2,070
Pay	3-Month USD-LIBOR	3.250%	12/21/2021	GLM		30,000	2,998	3,604	(606)
Pay	3-Month USD-LIBOR	3.250%	12/21/2021	MYC		40,000	3,999	4,130	(131)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CBK		100,000	(34,038)	4,600	(38,638)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	FBF		65,000	(22,125)	3,022	(25,147)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	JPM		134,000	(45,610)	772	(46,382)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RYL		44,700	(15,215)	(463)	(14,752)

							$(53,101)	$65,200	$(118,301)

(i)	Written options outstanding on September 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012	$	4,000,000	$5,300	$(2,570)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		4,000,000	5,300	(10,894)

								$10,600	$(13,464)

Transactions in written call and put options for the period ended September 30, 2011:

	Notional Amount	Premium
Balance at 03/31/2011	$0	$0
Sales	8,000,000	10,600
Closing Buys	0	0
Expirations	0	0
Exercised	0	0

Balance at 09/30/2011	$8,000,000	$10,600

See Accompanying Notes	Semiannual Report	September 30, 2011	153

Schedule of Investments PIMCO U.S. Government Sector Portfolio (Cont.)

(j)	Short sales outstanding on September 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	11/01/2041	$11,000	$11,901	$(11,918)

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$174,701	$0	$174,701
Industrials	0	462	0	462
Municipal Bonds & Notes
California	0	2,071	0	2,071
Iowa	0	1,998	0	1,998
New York	0	1,195	0	1,195
U.S. Government Agencies	0	1,041,832	0	1,041,832
U.S. Treasury Obligations	0	1,484,110	0	1,484,110
Mortgage-Backed Securities	0	241,319	0	241,319
Asset-Backed Securities	0	30,522	0	30,522
Short-Term Instruments
Repurchase Agreements	0	744,024	0	744,024

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
U.S. Treasury Bills	$0	$990,013	$0	$990,013
PIMCO Short-Term Floating NAV Portfolio	64,354	0	0	64,354
	$64,354	$4,712,247	$0	$4,776,601

Short Sales, at value	$0	$(11,918)	$0	$(11,918)

Financial Derivative Instruments (7) - Assets
Interest Rate Contracts	$138,242	$17,134	$0	$155,376

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$(167,929)	$0	$(167,929)

Totals	$202,596	$4,549,534	$0	$4,752,130

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 03/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (8)
Investments, at value
U.S. Government Agencies	$992	$0	$(1,000)	$(3)	$0	$11	$0	$0	$0	$0

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

154	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2011 (Unaudited)

(l)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$612	$612
Unrealized appreciation on OTC swap agreements	0	0	0	0	7,943	7,943

	$0	$0	$0	$0	$8,555	$8,555

Liabilities:
Written options outstanding	$0	$0	$0	$0	$13,464	$13,464
Variation margin payable on financial derivative agreements (2)	0	0	0	0	16,091	16,091
Unrealized depreciation on OTC swap agreements	0	0	0	0	126,244	126,244

	$0	$0	$0	$0	$155,799	$155,799

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(1)	$(1)
Net realized (loss) on futures contracts, written options and swaps	0	0	0	0	(133,060)	(133,060)

	$0	$0	$0	$0	$(133,061)	$(133,061)

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$0	$0	$0	$0	$(4,384)	$(4,384)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $138,242 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(19,030) as reported in the Notes to Schedule of Investments.

(m)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BRC	$16,095	$(14,120)	$1,975
CBK	5,173	(10,900)	(5,727)
FBF	(22,125)	21,020	(1,105)
GLM	4,582	(4,460)	122
JPM	(45,610)	44,728	(882)
MYC	3,999	(10,080)	(6,081)
RYL	(15,215)	14,384	(831)
UAG	(13,464)	12,960	(504)

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

See Accompanying Notes	Semiannual Report	September 30, 2011	155

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the 16 portfolios (the “Portfolios”) offered by the Trust.

Shares of the Portfolios have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. Each Portfolio issues its shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or a net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolios is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Portfolio, except the PIMCO Short-Term

Floating NAV Portfolio and the PIMCO Short-Term Floating NAV Portfolio II, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the PIMCO Short-Term Floating NAV Portfolio and the PIMCO Short-Term Floating NAV Portfolio II are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net investment income to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

At this time, management is evaluating the implications of these changes and their impact on the financial statements have not been determined.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair

156	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2011 (Unaudited)

market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. Investments in privately held investment funds where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may

Semiannual Report	September 30, 2011	157

Notes to Financial Statements (Cont.)

materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolios’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Portfolio.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Portfolios may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Portfolios may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Portfolios to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities Certain Portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive

158	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2011 (Unaudited)

different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Payment In-Kind Securities  Certain Portfolios may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

(f) Repurchase Agreements  Each Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(g) Residual Interest Bonds (“RIBs”)  Certain Portfolios may invest in RIBs, which are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates

(“Floating Rate Notes”) and RIBs. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the weekly Securities Industry and Financial Markets Association (“SIFMA”) rate. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the RIBs. RIBs are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the RIBs and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. RIBs are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in obtaining potentially higher yielding tax-exempt securities or gaining levered exposure to the municipal bond market. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The RIBs holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the RIBs holders. The holders of RIBs bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. RIBs may be more volatile and less liquid than other municipal bonds of comparable maturity.

(h) Restricted Securities  Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2011 are disclosed in the Notes to the Schedules of Investments.

(i) Reverse Repurchase Agreements  Certain Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by a Portfolio may decline below the repurchase price of the security. A Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(j) Short Sales  Certain Portfolios may enter into short sales transactions. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(k) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Portfolios may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal

Semiannual Report	September 30, 2011	159

Notes to Financial Statements (Cont.)

Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed-income securities sold at a discount to face value and offer no interest payments; rather investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolios use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolios’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statements of Operations serve as indicators of the volume of financial derivative activity for the Portfolios.

(a) Foreign Currency Contracts  Certain Portfolios may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Portfolios may enter into futures contracts. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Portfolios may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Certain Portfolios may also purchase put and call options. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included on the Portfolio’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Inflation-Capped Options  Certain Portfolios may write or purchase inflation-capped options. When a Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is included on the Portfolio’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. For a Portfolio with income linked to inflation, writing inflation-capped options provides additional income and hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

Options on Exchange-Traded Futures Contracts  Certain Portfolios may write or purchase options on exchange traded futures contracts (“Futures Option”). A Futures Option is an option contract in which the underlying is a single futures contract. A Portfolio may write a Futures Option for income purposes or to hedge an existing position or future investment. A Portfolio may purchase Futures Options for speculative purposes or to manage exposure to market movements.

160	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2011 (Unaudited)

Credit Default Swaptions  Certain Portfolios may write or purchase credit default swaption agreements. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future. A Portfolio may enter into credit default swaption agreements to earn income on the premiums or to hedge exposure to the credit risk of an investment without making a commitment to the underlying contract.

Interest Rate Swaptions  Certain Portfolios may enter into interest rate swaption agreements. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer.

Foreign Currency Options  Certain Portfolios may write or purchase foreign currency options. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. A foreign currency option will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Straddle Options  Certain Portfolios may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Portfolio to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A short straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The short straddle profits when the underlying security price has little volatility before the expiration date. A long straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The long straddle profits when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  Certain Portfolios may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). A Portfolio may enter into credit default, interest rate, total return and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered commodities exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Portfolio and the counterparty and by the posting of collateral to a Portfolio to cover a Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Semiannual Report	September 30, 2011	161

Notes to Financial Statements (Cont.)

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2011 for which a Portfolio is the seller of protection are disclosed in the Notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Portfolio may enter into interest rate swap agreements Interest rate swap agreements involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Portfolios may enter into total return swap agreements to gain or mitigate exposure of the underlying reference securities. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

6.  PRINCIPAL RISKS

In the normal course of business the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolios may be subject to, please see the Important Information About the Portfolios.

Market Risks  A Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to

162	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2011 (Unaudited)

intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose a Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolios by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. A Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. A Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The market value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedules of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to

Semiannual Report	September 30, 2011	163

Notes to Financial Statements (Cont.)

the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees are charged at an annual rate as noted in the following table:

Portfolio Name	Investment Advisory Fee		Supervisory and Administrative Fee
PIMCO Asset-Backed Securities Portfolio	0.02%		0.03%
PIMCO Developing Local Markets Portfolio	0.02%		0.10%
PIMCO Emerging Markets Portfolio	0.02%		0.10%
PIMCO FX Strategy Portfolio	0.02%		0.03%
PIMCO High Yield Portfolio	0.02%		0.03%
PIMCO International Portfolio	0.02%		0.10%
PIMCO Investment Grade Corporate Portfolio	0.02%		0.03%
PIMCO Long Duration Corporate Bond Portfolio	0.02%		0.03%
PIMCO Mortgage Portfolio	0.02%		0.03%
PIMCO Municipal Sector Portfolio	0.02%		0.03%
PIMCO Real Return Portfolio	0.02%		0.03%
PIMCO Senior Floating Rate Portfolio	0.02%		0.03%
PIMCO Short-Term Portfolio	0.02%		0.03%
PIMCO Short-Term Floating NAV Portfolio	0.00%	(1)	0.00%
PIMCO Short-Term Floating NAV Portfolio II	0.02%		0.03%
PIMCO U.S. Government Sector Portfolio	0.02%		0.03%

(1)

By investing in the Portfolio, each investing fund agrees that 0.01% of the fee that each Investing Fund is currently obligated to pay PIMCO under its investment advisory contract will be designated as compensation for the investment advisory services PIMCO provides to the Portfolio.

(c) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO FX Strategy Portfolio’s Supervisory and Administrative Fees in the Portfolio’s first fiscal year, to the extent that the payment of the Portfolio’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of the Portfolio’s average daily net assets).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Portfolio’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at September 30, 2011, were as follows (amounts in thousands):

Portfolio Name	Recoverable Amounts
PIMCO FX Strategy Portfolio	$41

Each unaffiliated Trustee receives an annual retainer of $135,000, plus $10,500 for each Board of Trustees quarterly meeting attended, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Portfolio and Funds of the Trust according to its respective net assets except, PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(d) Distributor  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed on the Statements of Assets and Liabilities.

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2011, the Portfolios below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Portfolio Name	Purchases	Sales
PIMCO Asset-Backed Securities Portfolio	$29,023	$0
PIMCO Emerging Markets Portfolio	0	1,112
PIMCO High Yield Portfolio	47,184	59,147
PIMCO Investment Grade Corporate Portfolio	26,013	47,520
PIMCO Long Duration Corporate Bond Portfolio	95,594	22,388
PIMCO Mortgage Portfolio	36,177	0
PIMCO Municipal Sector Portfolio	70,461	51,265
PIMCO Real Return Portfolio	123,202	0
PIMCO Short-Term Portfolio	0	103,979
PIMCO Short-Term Floating NAV Portfolio	2,614,446	41,821
PIMCO Short-Term Floating NAV Portfolio II	210,436	248,265

Each Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PIMCO Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolio is considered to be

164	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2011 (Unaudited)

affiliated with the Portfolios. The table below shows each Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolio for the period ended September 30, 2011 (amounts in thousands):

Portfolio Name	Market Value 03/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2011	Dividend Income
PIMCO Asset-Backed Securities Portfolio	$111	$148,311	$(134,400)	$(4)	$(2)	$14,016	$11
PIMCO Developing Local Markets Portfolio	317,486	812,779	(1,033,700)	(101)	(57)	96,407	479
PIMCO Emerging Markets Portfolio	34,058	331,034	(304,100)	(39)	(17)	60,936	134
PIMCO FX Strategy Portfolio	6,010	83,924	(58,800)	(11)	(7)	31,116	24
PIMCO High Yield Portfolio	40,133	362,816	(402,800)	3	(1)	151	16
PIMCO International Portfolio	437,634	1,142,389	(999,600)	(80)	(165)	580,178	589
PIMCO Investment Grade Corporate Portfolio	149	762,078	(572,300)	(32)	(25)	189,870	78
PIMCO Long Duration Corporate Bond Portfolio	226,327	1,078,228	(1,018,600)	(22)	(27)	285,906	128
PIMCO Mortgage Portfolio	544,295	5,128,407	(5,213,800)	(278)	(44)	458,580	1,007
PIMCO Municipal Sector Portfolio	2,903	115,907	(118,700)	(2)	0	108	7
PIMCO Real Return Portfolio	20,385	1,230,445	(875,600)	(101)	(67)	375,062	146
PIMCO Senior Floating Rate Portfolio	0	5,301	(4,600)	(1)	1	701	1
PIMCO Short-Term Portfolio	22,738	555,435	(555,900)	(40)	(1)	22,232	35
PIMCO U.S. Government Sector Portfolio	64,296	89	0	0	(31)	64,354	89

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2011, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Portfolio Name	Purchases	Sales	Purchases	Sales
PIMCO Asset-Backed Securities Portfolio	$1,683,878	$1,687,935	$56,660	$27,672
PIMCO Developing Local Markets Portfolio	128,880	195,188	109,326	115,164
PIMCO Emerging Markets Portfolio	86,158	72,630	185,762	167,633
PIMCO FX Strategy Portfolio	199	0	0	0
PIMCO High Yield Portfolio	35,004	73,423	609,697	677,811
PIMCO International Portfolio	0	91	2,606,238	2,778,882
PIMCO Investment Grade Corporate Portfolio	784,587	686,150	502,713	690,997
PIMCO Long Duration Corporate Bond Portfolio	6,791,206	5,920,792	1,575,938	682,635
PIMCO Mortgage Portfolio	55,778,901	53,486,813	115,164	119,637
PIMCO Municipal Sector Portfolio	0	0	198,476	99,489
PIMCO Real Return Portfolio	4,397,855	3,095,494	126,949	25,620
PIMCO Senior Floating Rate Portfolio	0	0	13,192	5,255
PIMCO Short-Term Portfolio	29,009	45,889	66,780	254,938
PIMCO Short-Term Floating NAV Portfolio	10,236,206	16,714,233	9,646,009	7,375,745
PIMCO Short-Term Floating NAV Portfolio II	1,187,898	1,788,333	1,211,389	1,226,712
PIMCO U.S. Government Sector Portfolio	6,279,602	6,574,948	72,718	13,731

Semiannual Report	September 30, 2011	165

Notes to Financial Statements (Cont.)

11.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Asset-Backed Securities Portfolio				PIMCO Developing Local Markets Portfolio
	Six Months Ended 09/30/2011		Year Ended 03/31/2011		Six Months Ended 09/30/2011		Year Ended 03/31/2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	3,426	$37,690	15,267	$163,351	30,692	$180,480	94,688	$546,053
Issued as reinvestment of distributions	1,353	14,799	2,925	30,768	3,417	19,444	12,581	69,942
Cost of shares redeemed	(5,877)	(64,601)	(19,160)	(200,171)	(83,712)	(473,796)	(92,877)	(528,059)
Net increase (decrease) resulting from Portfolio share transactions	(1,098)	$(12,112)	(968)	$(6,052)	(49,603)	$(273,872)	14,392	$87,936

	PIMCO Emerging Markets Portfolio				PIMCO FX Strategy Portfolio
	Six Months Ended 09/30/2011		Year Ended 03/31/2011		Six Months Ended 09/30/2011		Period from 10/05/2010 to 03/31/2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	19,423	$212,025	65,627	$696,666	3,342	$32,600	780	$7,600
Issued as reinvestment of distributions	1,373	14,753	6,234	63,561	27	247	1	8
Cost of shares redeemed	(21,471)	(232,679)	(26,381)	(277,318)	(304)	(2,861)	0	0
Net increase (decrease) resulting from Portfolio share transactions	(675)	$(5,901)	45,480	$482,909	3,065	$29,986	781	$7,608

	PIMCO High Yield Portfolio				PIMCO International Portfolio
	Six Months Ended 09/30/2011		Year Ended 03/31/2011		Six Months Ended 09/30/2011		Year Ended 03/31/2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	29,539	$238,290	133,888	$1,042,807	34,782	$159,980	97,062	$438,903
Issued as reinvestment of distributions	4,805	36,793	6,859	52,880	10,653	50,509	30,592	138,325
Cost of shares redeemed	(74,440)	(594,856)	(61,377)	(483,345)	(59,419)	(280,226)	(237,496)	(1,074,888)
Net increase (decrease) resulting from Portfolio share transactions	(40,096)	$(319,773)	79,370	$612,342	(13,984)	$(69,737)	(109,842)	$(497,660)

	PIMCO Investment Grade Corporate Portfolio				PIMCO Long Duration Corporate Bond Portfolio
	Six Months Ended 09/30/2011		Year Ended 03/31/2011		Six Months Ended 09/30/2011		Year Ended 03/31/2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	44,023	$478,667	126,749	$1,341,236	161,225	$1,812,427	335,050	$3,656,450
Issued as reinvestment of distributions	8,711	93,386	26,641	279,327	18,376	208,577	41,451	443,750
Cost of shares redeemed	(50,173)	(542,033)	(175,979)	(1,866,424)	(60,167)	(686,758)	(62,598)	(686,193)
Net increase (decrease) resulting from Portfolio share transactions	2,561	$30,020	(22,589)	$(245,861)	119,434	$1,334,246	313,903	$3,414,007

	PIMCO Mortgage Portfolio				PIMCO Municipal Sector Portfolio
	Six Months Ended 09/30/2011		Year Ended 03/31/2011		Six Months Ended 09/30/2011		Year Ended 03/31/2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	247,733	$2,769,390	510,793	$5,737,592	17,232	$138,710	11,298	$91,771
Issued as reinvestment of distributions	10,609	118,006	48,790	532,171	1,591	12,931	4,379	35,179
Cost of shares redeemed	(313,443)	(3,444,303)	(305,348)	(3,341,947)	(6,028)	(48,963)	(74,993)	(594,102)
Net increase (decrease) resulting from Portfolio share transactions	(55,101)	$(556,907)	254,235	$2,927,816	12,795	$102,678	(59,316)	$(467,152)

166	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2011 (Unaudited)

	PIMCO Real Return Portfolio				PIMCO Senior Floating Rate Portfolio
	Six Months Ended 09/30/2011		Year Ended 03/31/2011		Period from 04/29/2011 to 09/30/2011
	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	276,920	$2,635,294	221,982	$2,037,308	854	$8,520
Issued as reinvestment of distributions	3,329	31,595	7,063	64,131	2	19
Cost of shares redeemed	(143,311)	(1,402,373)	(115,700)	(1,068,506)	0	0
Net increase resulting from Portfolio share transactions	136,938	$1,264,516	113,345	$1,032,933	856	$8,539

	PIMCO Short-Term Portfolio				PIMCO Short-Term Floating NAV Portfolio
	Six Months Ended 09/30/2011		Year Ended 03/31/2011		Six Months Ended 09/30/2011		Year Ended 03/31/2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	22,251	$203,270	73,620	$660,270	8,376,250	$83,912,300	16,845,231	$168,725,500
Issued as reinvestment of distributions	2,629	23,831	6,137	55,772	9,587	96,044	15,628	156,535
Cost of shares redeemed	(54,612)	(495,222)	(77,470)	(702,176)	(7,358,053)	(73,709,549)	(14,469,227)	(144,927,119)
Net increase (decrease) resulting from Portfolio share transactions	(29,732)	$(268,121)	2,287	$13,866	1,027,784	$10,298,795	2,391,632	$23,954,916

	PIMCO Short-Term Floating NAV Portfolio II				PIMCO U.S. Government Sector Portfolio
	Six Months Ended 09/30/2011		Year Ended 03/31/2011		Six Months Ended 09/30/2011		Year Ended 03/31/2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	1,446,368	$14,478,120	1,973,279	$19,751,400	123,326	$1,106,218	328,200	$3,210,914
Issued as reinvestment of distributions	614	6,147	1,045	10,455	2,507	22,501	83,050	752,579
Cost of shares redeemed	(1,529,101)	(15,305,473)	(1,788,209)	(17,899,707)	(125,733)	(1,126,817)	(278,168)	(2,910,191)
Net increase (decrease) resulting from Portfolio share transactions	(82,119)	$(821,206)	186,115	$1,862,148	100	$1,902	133,082	$1,053,302

12.  REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13.  FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of September 30, 2011, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Semiannual Report	September 30, 2011	167

Notes to Financial Statements (Cont.)

September 30, 2011 (Unaudited)

As of September 30, 2011, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Portfolio Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO Asset-Backed Securities Portfolio	$17,163	$(108,493)	$(91,330)
PIMCO Developing Local Markets Portfolio	488	(25,322)	(24,834)
PIMCO Emerging Markets Portfolio	24,394	(34,780)	(10,386)
PIMCO FX Strategy Portfolio	411	(402)	9
PIMCO High Yield Portfolio	15,116	(94,895)	(79,779)
PIMCO International Portfolio	60,587	(98,054)	(37,467)
PIMCO Investment Grade Corporate Portfolio	248,530	(136,418)	112,112
PIMCO Long Duration Corporate Bond Portfolio	773,332	(125,954)	647,378
PIMCO Mortgage Portfolio	166,685	(185,930)	(19,245)
PIMCO Municipal Sector Portfolio	40,350	(7,218)	33,132
PIMCO Real Return Portfolio	87,315	(17,573)	69,742
PIMCO Senior Floating Rate Portfolio	5	(229)	(224)
PIMCO Short-Term Portfolio	16,126	(89,166)	(73,040)
PIMCO Short-Term Floating NAV Portfolio	15,937	(36,679)	(20,742)
PIMCO Short-Term Floating NAV Portfolio II	664	(3,415)	(2,751)
PIMCO U.S. Government Sector Portfolio	138,799	(127,954)	10,845

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals and interest only basis adjustments.

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolios’ financial statements.

168	PRIVATE ACCOUNT PORTFOLIO SERIES

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	RYL	Royal Bank of Scotland Group PLC
DUB	Deutsche Bank AG	MEI	Merrill Lynch International	SOG	Societe Generale
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG
FBL	Credit Suisse AG	MSX	Morgan Stanley Capital Group, Inc.	WNA	Wachovia Bank N.A.

Currency Abbreviations:
AUD	Australian Dollar	INR	Indian Rupee	PLN	Polish Zloty
BRL	Brazilian Real	JPY	Japanese Yen	RUB	Russian Ruble
CAD	Canadian Dollar	KRW	South Korean Won	SEK	Swedish Krona
CHF	Swiss Franc	MXN	Mexican Peso	SGD	Singapore Dollar
CNY	Chinese Renminbi	MYR	Malaysian Ringgit	TRY	Turkish New Lira
EUR	Euro	NOK	Norwegian Krone	TWD	Taiwanese Dollar
GBP	British Pound	NZD	New Zealand Dollar	USD	United States Dollar
HKD	Hong Kong Dollar	PEN	Peruvian New Sol	ZAR	South African Rand
IDR	Indonesian Rupiah	PHP	Philippine Peso

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.EM	Credit Derivatives Index - Emerging Markets	CMBX	Commercial Mortgage-Backed Index	MCDX	Municipal Bond Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	CM	California Mortgage Insurance	GTD	Guaranteed
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	MBS	Mortgage-Backed Security
AID	Agency International Development	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
ALT	Alternate Loan Trust	CMO	Collateralized Mortgage Obligation	OIS	Overnight Index Swap
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
CBO	Collateralized Bond Obligation	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate

Semiannual Report	September 30, 2011	169

Approval of Renewal of the Amended and Restated Investment Advisory Contract and the Amended and Restated Supervision and Administration Agreement

Approval of the Amended and Restated Investment Advisory Contract and the Amended and Restated Supervision and Administration Agreement for PIMCO Senior Floating Rate Portfolio

At a meeting held on August 15-16, 2011, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s Private Account Portfolio Series (the “Portfolios”) for an additional one-year term through August 31, 2012. The Board also considered and approved for an additional one-year term through August 31, 2012, the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Portfolios. The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

The Board, including all of the independent Trustees, approved the Investment Advisory Contract and Supervision and Administration Agreement (the “New Portfolio’s Agreements”) on behalf of PIMCO Senior Floating Rate Portfolio (the “New Portfolio”) at a meeting on February 28, 2011.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO. At each of its quarterly meetings, the Board reviews investment performance and a significant amount of information relating to operations, including the Portfolios’ compliance program, shareholder services, valuation, custody, and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust. In considering whether to approve renewal of the Agreements, the Board also reviewed supplementary information, including data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and information about the personnel providing investment management services and supervisory and administrative services to the Portfolios, and, if available, information about the fees charged and services provided by PIMCO to other clients with similar investment mandates as the Portfolios. The Board also reviewed material provided by counsel to the Trust and the independent Trustees which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

In considering whether to approve the New Portfolio’s Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of the New Portfolio. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to the New Portfolio.

B.	Review Process

In connection with the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent Trustees, without management present at the August 15-16, 2011 meeting. The independent Trustees also met with counsel to the Trust on August 4, 2011 to discuss the materials presented.

In connection with the approval of the New Portfolio’s Agreements, the Board reviewed written materials prepared by PIMCO. The Board also heard oral presentations on matters related to the New Portfolio’s Agreements at the February 28, 2011 meeting.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements and approval of the New Portfolio’s Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee. The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Portfolios do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees considered that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2010, including, but not limited to, undertaking significant technology initiatives; implementing a quality management system for processes/activities; converting to a prospectus content management system; developing a “Pricing Portal” to streamline and automate certain pricing functions; continuing to implement fair valuation level assignments per FAS 157; planning to outsource net asset value delivery to another service provider to accelerate delivery timing to intermediaries; improving the review of Boston Financial Data Services’ large trade processing; implementing new cost basis reporting; and creating the PIMCO Risk Committee, which is the global risk oversight committee at PIMCO.

170	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Portfolio’s Agreement are likely to benefit the Portfolios, the New Portfolio and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Portfolios under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Portfolios and their shareholders.

With respect to the New Portfolio, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Portfolios under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Portfolio and its shareholders.

3.	Investment Performance

As the New Portfolio had not yet commenced operations at the time the Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Portfolios’ one-, three-, five-, and ten-year performance, as available, for the period ended May 31, 2011. The Board considered information regarding both the short-term and long-term investment performance of each Portfolio relative to its relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including materials provided in advance of the August 15-16, 2011 meeting. The Board considered those Portfolios of the Trust that had outperformed their respective benchmarks on a net-of-fees basis over the three-, five- and ten-year periods, as applicable.

The Board noted that some of the Portfolios had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods. The Board discussed with PIMCO the reasons for the underperformance of certain Portfolios.

The Board considered the intensive nature of managing bond funds, noting that it requires a number of factors, including, varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders, and merits the approval of the continuation of the Agreements.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Portfolio, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Portfolio returns to current and potential investors. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also noted that PIMCO reviews the Portfolios’ fee levels and carefully considers reductions where appropriate.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Portfolios (each as a percentage of average net assets). The Board noted the unique structure of the Portfolios, in that only private account clients of PIMCO are eligible to invest in the Portfolios. The Board took notice of the fact that such clients pay separate account fees to PIMCO, and that under those separate account agreements, PIMCO offsets all of the advisory fees and, with respect to many Portfolios, partially offsets the supervisory and administrative fees it receives from the Portfolios against the separate account fees.

The Board also reviewed data comparing the Portfolios’ advisory fees to the standard fee rates PIMCO charges to separate accounts with a similar investment strategy, noting generally that Portfolio shareholders generally are separate account clients who have separately negotiated fee arrangements with PIMCO with respect to their separate accounts, and found the Portfolios’ advisory fees to be lower than the fees charged to separate accounts. The Board noted that the Portfolios were established primarily as a means of giving certain separate account clients exposure to certain market sectors in a more efficient manner than if the separate account were to invest directly in securities from those market sectors. The Trustees noted that the PAPS Short-Term Floating NAV Portfolio is used as a cash management tool for series of the Trust and other registered investment companies advised by PIMCO. The Board also considered the differences between the services provided to separate account clients and other clients.

Based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO, as well as the total expenses of the Portfolios, is reasonable.

With respect to the New Portfolio, the Board reviewed the proposed advisory fee to the standard fee rates PIMCO charges to other funds with a similar investment strategy, and found the Portfolio’s advisory fee to be lower than the fees charged to other similar funds. In connection with the approval of the New Portfolio’s Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Portfolio’s Agreements. Based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the

Semiannual Report	September 30, 2011	171

Approval of Renewal of the Amended and Restated Investment Advisory Contract and the Amended and Restated Supervision and Administration Agreement (Cont.)

(Unaudited)

level of the advisory fee and supervisory and administrative fee charged by PIMCO, as well as the total expenses of the New Portfolio, is reasonable.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the New Portfolio is newly organized, information regarding PIMCO’s costs in providing services to the New Portfolio and the profitability of PIMCO’s relationship with the New Portfolio was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Portfolios as a whole, as well as the resulting level of profits to PIMCO, noting that those results were similar to the previous year, and within the ranges, but above the median of publicly held investment management companies reported by Lipper, Inc. and Strategic Insight. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

The Board also reviewed information regarding PIMCO’s costs of, and revenues from, its separate account business. With respect to potential economies of scale, the Board found that the Portfolios’ fee levels intrinsically reflect certain economies of scale. The Trustees also considered that during the recent market downturn the Portfolios’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets.

The Board concluded that the Portfolios’ cost structure and the New Portfolio’s proposed cost structure were reasonable and that the fee structure inherently involves the sharing of economies of scale between PIMCO and the Portfolios or the New Portfolio, to the benefit of Portfolio and New Portfolio shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation of the Portfolios. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7.	Conclusions

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO continued to be excellent and favored the renewal of the Agreements. The Board concluded that the Agreements are fair and reasonable to the Portfolios and their shareholders, that the Portfolios’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Portfolios, and that the renewal of the Agreements was in the best interests of the Portfolios and their shareholders.

With respect to the New Portfolio, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Portfolio’s Agreements were fair and reasonable to the New Portfolio and its shareholders, that the New Portfolio’s shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by the New Portfolio, and that the approval of the New Portfolio’s Agreements was in the best interests of the New Portfolio and its shareholders.

172	PRIVATE ACCOUNT PORTFOLIO SERIES

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PAPS4011SAR_093011

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants. The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the PIMCO Total Return Fund) is included as part of the semiannual report to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Total Return Fund in its semiannual report to shareholders, a copy of which is included under Item 1, for this reporting period. The PIMCO Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Total Return Fund

September 30, 2011

Complete Schedule of Investments

Schedule of Investments PIMCO Total Return Fund	September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%

AGFS Funding Co.
5.500% due 05/10/2017		$477,950	$	419,999
Ally Financial, Inc.
6.000% due 06/11/2012		23,000		22,531

Axcan Intermediate Holdings, Inc.
5.500% due 02/11/2017		9,950		8,905

Charter Communications, Inc.
3.620% due 09/06/2016		5,000		4,850

Chrysler Group LLC
6.000% due 05/24/2017		7,250		6,383

CommScope, Inc.
5.000% due 01/14/2018		10,973		10,767

Desarrolladora Homex S.A.B. de C.V.
3.737% due 04/27/2012		70,600		70,475

Dole Food Co., Inc.
5.000% due 07/08/2018		42,028		41,476
6.000% due 07/08/2018		2,472		2,440

Fresenius Medical Care Holdings, Inc.
1.744% due 03/31/2013		2		2

Georgia-Pacific LLC
2.352% due 12/20/2012		2,000		1,996

HCA, Inc.
2.619% due 11/17/2013		71,500		69,516
2.869% due 05/02/2016		108,526		101,404

Intelsat Ltd.
5.250% due 04/02/2018		24,938		24,070

International Lease Finance Corp.
6.750% due 03/17/2015		40,000		40,133
7.000% due 03/17/2016		41,146		41,249

JBS USA Holdings, Inc.
4.250% due 05/25/2018		18,000		17,280

Kabel Deutschland Holding AG
5.357% due 12/31/2016	EUR	11,000		14,329

Nalco Co.
4.500% due 10/05/2017		$4,975		4,970

Reynolds Group Holdings
6.500% due 08/31/2018		3,300		3,202

Rovi Corp.
4.000% due 02/07/2018		5,985		5,921

Sensata Technologies BV
4.000% due 05/12/2018		25,000		24,406

SunGard Data Systems, Inc.
3.726% due 02/28/2014		3,500		3,423

Syniverse Holdings, Inc.
5.250% due 12/21/2017		6,965		6,881

Texas Competitive Electric Holdings Co. LLC
4.726% due 10/10/2017		14,952		10,069
4.772% due 10/10/2017		15,904		10,710

TransDigm, Inc.
4.000% due 02/14/2017		11,940		11,694

U.S. Airways Group, Inc.
2.739% due 03/23/2014		26,980		23,078

UCI International, Inc.
5.500% due 07/26/2017		4,975		4,950

Urbi Desarrollos Urbanos S.A.B. de C.V.
3.350% due 12/16/2011		45,000		44,290

Vodafone Group PLC
6.250% due 07/24/2016		146,400		147,132
6.875% due 08/17/2015		148,775		149,519

Yell Group
3.989% due 07/31/2014		25,904		8,497

Total Bank Loan Obligations (Cost $1,447,834)				1,356,547

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

CORPORATE BONDS & NOTES 30.2%

BANKING & FINANCE 23.4%

21st Century Insurance Group
5.900% due 12/15/2013		$160	$	166

Abbey National Capital Trust I
8.963% due 12/29/2049		10,000		9,722

Abbey National Treasury Services PLC
1.832% due 04/25/2014		219,900		209,660

ABN AMRO North American Holding Preferred Capital Repackage Trust I
6.523% due 12/29/2049		15,000		11,325

Ace INA Holdings, Inc.
5.700% due 02/15/2017		50		56
5.875% due 06/15/2014		3,400		3,766

Aflac, Inc.
6.900% due 12/17/2039		31,000		31,989

AIG Life Holdings U.S., Inc.
6.625% due 02/15/2029		56,950		52,821
7.500% due 07/15/2025		15,080		14,439

AIG SunAmerica Global Financing X
6.900% due 03/15/2032		19,896		21,045

Allstate Corp.
5.000% due 08/15/2014		70		77
6.125% due 12/15/2032		150		171
6.125% due 05/15/2037		5,200		4,693
6.500% due 05/15/2057		8,000		7,160

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		167,500		177,601

Ally Credit Canada Ltd.
6.000% due 05/23/2012	EUR	27,165		36,291

Ally Financial, Inc.
0.000% due 12/01/2012		$32,400		29,484
0.000% due 06/15/2015		2,100		1,507
2.526% due 12/01/2014		12,300		10,778
3.478% due 02/11/2014		406,006		373,377
3.751% due 06/20/2014		207,600		189,632
4.500% due 02/11/2014		183,925		168,751
5.250% due 01/15/2014		61		57
5.700% due 10/15/2013		15		14
5.700% due 12/15/2013		312		294
5.850% due 05/15/2013		60		58
5.850% due 06/15/2013		80		77
5.900% due 12/15/2013		194		183
5.900% due 01/15/2019		491		416
5.900% due 02/15/2019		474		399
5.900% due 10/15/2019		86		72
6.000% due 12/15/2011		193,411		194,620
6.000% due 05/23/2012		33,318		33,401
6.000% due 11/15/2013		239		228
6.000% due 12/15/2013		111		105
6.000% due 02/15/2019		5,288		4,474
6.000% due 03/15/2019		15,116		12,784
6.000% due 04/15/2019		3,454		2,915
6.000% due 09/15/2019		569		477
6.050% due 08/15/2019		1,404		1,182
6.050% due 10/15/2019		1,662		1,412
6.100% due 11/15/2013		124		119
6.100% due 09/15/2019		722		602
6.125% due 10/15/2019		306		262
6.150% due 09/15/2013		50		48
6.150% due 11/15/2013		25		24
6.150% due 12/15/2013		35		33
6.150% due 08/15/2019		2,022		1,716
6.150% due 09/15/2019		785		674
6.150% due 10/15/2019		1,736		1,471
6.200% due 11/15/2013		154		148
6.200% due 04/15/2019		2,980		2,550

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
6.250% due 07/15/2013	$230	$	223
6.250% due 10/15/2013	111		107
6.250% due 11/15/2013	170		163
6.250% due 02/15/2016	280		252
6.250% due 12/01/2017	7,100		6,216
6.250% due 12/15/2018	320		278
6.250% due 01/15/2019	409		354
6.250% due 04/15/2019	2,697		2,311
6.250% due 05/15/2019	1,161		993
6.250% due 07/15/2019	1,686		1,442
6.300% due 03/15/2013	20		19
6.300% due 10/15/2013	160		154
6.300% due 11/15/2013	135		132
6.300% due 03/15/2016	1,195		1,075
6.300% due 08/15/2019	512		439
6.350% due 02/15/2016	75		68
6.350% due 04/15/2016	234		211
6.350% due 10/15/2016	60		54
6.350% due 04/15/2019	1,184		1,023
6.350% due 07/15/2019	1,520		1,308
6.375% due 01/15/2014	120		114
6.400% due 03/15/2013	50		49
6.400% due 03/15/2016	50		45
6.400% due 12/15/2018	96		84
6.400% due 11/15/2019	2,403		2,039
6.500% due 02/15/2013	105		103
6.500% due 03/15/2013	117		114
6.500% due 04/15/2013	190		185
6.500% due 05/15/2013	228		222
6.500% due 06/15/2013	20		19
6.500% due 08/15/2013	50		49
6.500% due 11/15/2013	388		372
6.500% due 02/15/2016	15		14
6.500% due 03/15/2016	167		151
6.500% due 09/15/2016	436		392
6.500% due 10/15/2016	751		678
6.500% due 06/15/2018	2,860		2,547
6.500% due 12/15/2018	802		706
6.500% due 05/15/2019	1,377		1,199
6.500% due 01/15/2020	42		36
6.550% due 10/15/2016	450		407
6.550% due 12/15/2019	105		90
6.600% due 08/15/2016	5,162		4,751
6.600% due 05/15/2018	100		90
6.600% due 06/15/2019	346		303
6.625% due 05/15/2012	104,642		105,950
6.650% due 02/15/2013	46		45
6.650% due 04/15/2016	109		99
6.650% due 06/15/2018	67		60
6.650% due 10/15/2018	517		461
6.700% due 05/15/2014	55		52
6.700% due 06/15/2014	263		249
6.700% due 08/15/2016	125		113
6.700% due 06/15/2018	2,828		2,550
6.700% due 11/15/2018	154		137
6.700% due 06/15/2019	582		513
6.700% due 12/15/2019	60		52
6.750% due 09/15/2012	1,490		1,458
6.750% due 10/15/2012	1,102		1,080
6.750% due 04/15/2013	73		72
6.750% due 06/15/2014	95		90
6.750% due 12/01/2014	152,394		147,463
6.750% due 07/15/2016	226		206
6.750% due 08/15/2016	1,683		1,528
6.750% due 09/15/2016	534		484
6.750% due 11/15/2016	105		96
6.750% due 03/15/2018	363		324

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.750% due 07/15/2018	$421	$380
6.750% due 09/15/2018	223	199
6.750% due 10/15/2018	256	229
6.750% due 11/15/2018	488	436
6.750% due 05/15/2019	2,291	2,026
6.750% due 06/15/2019	682	603
6.800% due 04/15/2013	20	20
6.800% due 09/15/2016	10	9
6.800% due 09/15/2018	172	154
6.800% due 10/15/2018	445	400
6.850% due 04/15/2016	200	184
6.850% due 05/15/2016	60	55
6.850% due 07/15/2016	50	46
6.850% due 05/15/2018	201	183
6.875% due 08/28/2012	320,944	327,708
6.875% due 10/15/2012	987	968
6.875% due 08/15/2016	1,712	1,565
6.875% due 07/15/2018	40	36
6.900% due 06/15/2017	540	489
6.900% due 07/15/2018	870	792
6.900% due 08/15/2018	278	244
6.950% due 06/15/2017	100	91
7.000% due 02/01/2012	71,504	72,130
7.000% due 10/15/2012	892	876
7.000% due 12/15/2012	856	856
7.000% due 01/15/2013	947	933
7.000% due 08/15/2013	97	95
7.000% due 05/15/2016	269	248
7.000% due 08/15/2016	64	59
7.000% due 11/15/2016	377	348
7.000% due 12/15/2016	215	197
7.000% due 02/15/2017	75	69
7.000% due 06/15/2017	721	656
7.000% due 07/15/2017	764	695
7.000% due 02/15/2018	1,781	1,613
7.000% due 03/15/2018	384	347
7.000% due 05/15/2018	316	290
7.000% due 08/15/2018	95	84
7.000% due 09/15/2018	130	118
7.000% due 02/15/2021	191	166
7.000% due 09/15/2021	376	326
7.000% due 11/15/2024	11,557	9,878
7.050% due 03/15/2018	1,225	1,111
7.050% due 04/15/2018	533	491
7.100% due 09/15/2012	1,800	1,767
7.100% due 01/15/2013	255	252
7.125% due 08/15/2012	9,553	9,481
7.125% due 12/15/2012	304	300
7.125% due 10/15/2017	713	650
7.150% due 11/15/2012	264	261
7.150% due 06/15/2016	297	275
7.150% due 09/15/2018	353	322
7.150% due 03/15/2025	90	79
7.200% due 10/15/2017	685	627
7.250% due 08/15/2012	5,893	5,854
7.250% due 06/15/2016	375	349
7.250% due 09/15/2017	10,086	9,221
7.250% due 01/15/2018	912	836
7.250% due 04/15/2018	2,723	2,534
7.250% due 08/15/2018	5,418	4,945
7.250% due 09/15/2018	261	240
7.250% due 01/15/2025	2,346	2,053
7.250% due 02/15/2025	297	263
7.250% due 03/15/2025	210	186
7.300% due 12/15/2017	102	94
7.300% due 01/15/2018	2,600	2,386
7.350% due 04/15/2018	2,093	1,960

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.375% due 11/15/2016		$5,047	$4,877
7.375% due 04/15/2018		328	308
7.400% due 12/15/2017		2,217	2,047
7.500% due 10/15/2012		145	144
7.500% due 12/31/2013		130,835	133,125
7.500% due 05/15/2016		555	522
7.500% due 11/15/2016		8,510	8,014
7.500% due 08/15/2017		752	681
7.500% due 11/15/2017		997	926
7.500% due 12/15/2017		2,450	2,273
7.500% due 09/15/2020		253,800	230,641
7.500% due 03/15/2025		50	44
7.625% due 11/15/2012		151	150
7.750% due 10/15/2012		123	122
7.750% due 10/15/2017		133	125
8.000% due 10/15/2017		117	111
8.000% due 11/15/2017		144	137
8.000% due 03/15/2020		50,000	46,406
8.000% due 11/01/2031		71,670	65,649
8.125% due 11/15/2017		196	188
8.250% due 03/15/2017		40	39
8.300% due 02/12/2015		220,745	218,813
9.000% due 07/15/2015		276	273
9.000% due 07/15/2020		154	151

American Express Bank FSB
0.369% due 05/29/2012		17,325	17,274
0.525% due 06/12/2017		47,000	43,262
5.500% due 04/16/2013		271,540	286,795
6.000% due 09/13/2017		295,710	333,211

American Express Centurion Bank
5.550% due 10/17/2012		16,500	17,199
6.000% due 09/13/2017		310,100	348,721

American Express Co.
4.875% due 07/15/2013		400	420
5.500% due 09/12/2016		335	375
6.150% due 08/28/2017		30,575	35,018
6.800% due 09/01/2066		7,489	7,283
7.000% due 03/19/2018		299,014	354,570
7.250% due 05/20/2014		12,500	14,181
8.125% due 05/20/2019		500	633
8.150% due 03/19/2038		90	129

American Express Credit Corp.
0.355% due 02/24/2012		53,000	52,917
5.125% due 08/25/2014		84,500	91,560
5.375% due 10/01/2014	GBP	250	415
5.875% due 05/02/2013		$162,610	172,530
6.625% due 09/24/2012	GBP	100	162
7.300% due 08/20/2013		$515	564

American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011		44,909	45,139

American General Capital II
8.500% due 07/01/2030		112,200	107,432

American General Institutional Capital
7.570% due 12/01/2045		20,000	18,200
8.125% due 03/15/2046		46,450	43,199

American International Group, Inc.
0.000% due 10/15/2037		200,000	29,835
0.000% due 01/18/2047		135,329	16,962
0.360% due 10/18/2011		98,950	98,950
0.445% due 10/22/2012	JPY	5,000,000	63,595
0.451% due 03/20/2012		$108,000	107,511
1.400% due 04/03/2012	JPY	5,600,000	72,199
1.490% due 12/21/2011		11,900,000	153,937
1.783% due 07/19/2013	EUR	16,600	20,561
2.610% due 03/23/2012	SEK	234,000	33,961
2.750% due 12/21/2016	CHF	13,820	13,052
2.875% due 04/16/2015		81,335	80,222

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.375% due 06/29/2017	CHF	23,320	$22,006
3.750% due 11/30/2013		$139,700	139,916
4.250% due 05/15/2013		193,596	193,341
4.375% due 04/26/2016	EUR	14,650	17,790
4.500% due 12/20/2017 (r)	HKD	500,000	66,221
4.875% due 03/15/2067	EUR	85,800	68,012
4.900% due 06/02/2014	CAD	77,586	72,881
4.950% due 03/20/2012		$241,330	242,838
5.000% due 06/26/2017	EUR	23,250	28,385
5.000% due 04/26/2023	GBP	26,500	35,368
5.050% due 10/01/2015		$188,011	184,265
5.375% due 10/18/2011		136,830	136,830
5.450% due 05/18/2017		290,310	278,853
5.600% due 10/18/2016		123,771	122,649
5.750% due 03/15/2067	GBP	50,000	50,291
5.850% due 01/16/2018		$380,817	378,628
6.250% due 05/01/2036		264,540	255,456
6.250% due 03/15/2037		136,921	95,502
6.400% due 12/15/2020		81,700	83,488
7.980% due 06/15/2017	MXN	177,485	12,053
8.000% due 05/22/2038	EUR	61,250	64,417
8.000% due 05/22/2068		61,300	64,469
8.175% due 05/15/2068		$953,836	845,337
8.250% due 08/15/2018		811,070	902,320
8.625% due 05/22/2038	GBP	248,250	325,182

Ameriprise Financial, Inc.
5.650% due 11/15/2015		$25	28

Amsouth Bank
5.200% due 04/01/2015		5,000	4,700

Anadarko Finance Co.
7.500% due 05/01/2031		400	476

ANZ National International Ltd.
3.125% due 08/10/2015		1,400	1,408
6.200% due 07/19/2013		231,650	247,499

ASB Finance Ltd.
1.585% due 02/13/2012	EUR	900	1,205

Asian Development Bank
4.500% due 09/04/2012		$160	166

ASIF Global Financing XIX
4.900% due 01/17/2013		21,493	21,779

ASIF II
5.125% due 01/28/2013	GBP	11,482	18,173

ASIF III Jersey Ltd.
4.750% due 09/11/2013	EUR	17,479	23,556

Australia & New Zealand Banking Group Ltd.
2.125% due 01/10/2014		$114,700	115,199
3.700% due 01/13/2015		200	208
4.750% due 12/07/2018	GBP	300	466

AXA S.A.
6.463% due 12/29/2049		$800	566

BAC Capital Trust VI
5.625% due 03/08/2035		7,200	5,174

BAC Capital Trust VII
5.250% due 08/10/2035	GBP	72,050	67,413

BAC Capital Trust XI
6.625% due 05/23/2036		$90	68

BAC Capital Trust XIV
5.630% due 09/29/2049		345	191

BAC Capital Trust XV
1.126% due 06/01/2056		10	5

Banco del Estado de Chile
4.125% due 10/07/2020		38,000	38,380

Banco do Brasil S.A.
4.500% due 01/22/2015		32,500	33,514
4.500% due 01/20/2016	EUR	50,000	65,068
6.000% due 01/22/2020		$11,500	12,420

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		$5,000	$4,975

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		24,500	24,622

Banco Santander Brasil S.A.
2.450% due 03/18/2014		486,400	470,804
4.250% due 01/14/2016		244,300	231,157
4.500% due 04/06/2015		40,400	39,188

Banco Santander Chile
1.850% due 01/19/2016		169,700	153,579

Bank of America Corp.
0.509% due 10/14/2016		45,000	35,151
0.616% due 08/15/2016		82,800	63,060
0.837% due 09/11/2012		1,500	1,473
1.673% due 01/30/2014		8,400	7,613
1.796% due 07/11/2014		13,200	11,758
4.000% due 03/28/2018	EUR	9,700	9,026
4.750% due 08/15/2013		$500	498
4.750% due 04/03/2017	EUR	5,000	5,977
4.750% due 05/23/2017		6,500	6,297
4.750% due 05/06/2019		9,182	8,799
4.875% due 09/15/2012		$10,250	10,257
4.875% due 01/15/2013		5,310	5,294
4.900% due 05/01/2013		65	64
5.080% due 02/14/2012	AUD	10,000	9,586
5.125% due 11/15/2014		$125	123
5.200% due 03/15/2018		100	91
5.250% due 12/01/2015		275	255
5.250% due 11/09/2016	GBP	100	132
5.280% due 02/14/2017	AUD	11,000	8,546
5.375% due 09/11/2012		$250	251
5.500% due 12/04/2019	GBP	500	707
5.625% due 10/14/2016		$185	178
5.650% due 05/01/2018		69,490	66,139
5.750% due 12/01/2017		49,840	46,838
6.000% due 09/01/2017		249,105	240,133
6.125% due 09/15/2021	GBP	200	286
6.500% due 08/01/2016		$2,100	2,089
7.000% due 06/15/2016	EUR	8,250	11,071
7.250% due 10/15/2025		$200	194
7.375% due 05/15/2014		137,775	142,188
7.625% due 06/01/2019		17,560	18,492
7.800% due 09/15/2016		2,000	2,074
8.125% due 12/29/2049 (l)		7,000	5,960

Bank of America Institutional Capital
8.070% due 12/31/2026		4,400	4,070

Bank of America N.A.
0.627% due 06/15/2016		121,860	94,532
5.300% due 03/15/2017		500	452
6.000% due 10/15/2036		70,500	64,731
6.100% due 06/15/2017		5,850	5,458

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		122,700	123,110

Bank of India
4.750% due 09/30/2015		14,200	14,017

Bank of Montreal
2.850% due 06/09/2015		134,500	142,153

Bank of New York Mellon Corp.
4.500% due 04/01/2013		500	528
4.600% due 01/15/2020		20	22
6.375% due 04/01/2012		200	205

Bank of Nova Scotia
1.450% due 07/26/2013		3,000	3,032
1.650% due 10/29/2015		163,300	164,775
2.250% due 01/22/2013		48,000	48,926
3.400% due 01/22/2015		25	26

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank of Scotland PLC
5.250% due 02/21/2017		$100	$108
5.500% due 06/15/2012		12,000	12,312
5.625% due 05/23/2013	EUR	3,900	5,392
7.281% due 05/29/2049	GBP	50	46
7.286% due 05/29/2049		50	49

Bank One Capital III
8.750% due 09/01/2030		$325	403

Bank One Corp.
4.900% due 04/30/2015		10,000	10,550
5.900% due 11/15/2011		12,500	12,561
7.750% due 07/15/2025		200	240

BankAmerica Capital II
8.000% due 12/15/2026		10	9

Barclays Bank PLC
0.531% due 03/23/2017		27,000	24,328
1.740% due 05/30/2017	EUR	17,000	21,061
1.753% due 01/28/2015		$20,000	18,588
2.375% due 01/13/2014		43,400	42,483
2.500% due 01/23/2013		65,000	64,585
5.000% due 09/22/2016		1,000	1,004
5.125% due 01/08/2020		700	688
5.200% due 07/10/2014		4,400	4,505
5.250% due 05/27/2014	EUR	50	69
5.450% due 09/12/2012		$137,050	140,512
5.750% due 08/17/2021	GBP	750	1,183
6.000% due 01/23/2018	EUR	900	1,081
6.050% due 12/04/2017		$271,836	250,014
6.369% due 06/29/2049	GBP	3,500	3,670
6.860% due 09/29/2049		$6,410	4,679
7.434% due 09/29/2049		98,725	81,448
10.179% due 06/12/2021		490,297	526,128
14.000% due 11/29/2049	GBP	337,508	555,520

Barnett Capital III
0.879% due 02/01/2027		$2,000	1,255

Barrick International Barbados Corp.
5.750% due 10/15/2016		100	114

BB&T Corp.
3.200% due 03/15/2016		75	77
4.750% due 10/01/2012		145	149

BBVA Bancomer S.A.
4.500% due 03/10/2016		96,500	90,710
6.500% due 03/10/2021		191,600	178,667

Bear Stearns Cos. LLC
0.603% due 02/23/2012		1,000	999
0.688% due 11/21/2016		58,706	54,681
1.540% due 11/30/2011	JPY	2,000,000	25,959
5.300% due 10/30/2015		$21,200	22,921
5.350% due 02/01/2012		905	919
5.550% due 01/22/2017		1,355	1,421
5.700% due 11/15/2014		9,000	9,717
6.400% due 10/02/2017		267,429	304,252
7.250% due 02/01/2018		222,765	263,193

BellSouth Capital Funding Corp.
7.875% due 02/15/2030		20	27

BFC Finance Corp.
7.375% due 12/01/2017		825	1,045

BlackRock, Inc.
5.000% due 12/10/2019		30	33

BM&FBovespa S.A.
5.500% due 07/16/2020		16,500	16,397

BNP Paribas Home Loan Covered Bonds SFH
4.500% due 05/30/2014	EUR	3,800	5,347
4.750% due 05/28/2013		2,900	4,039

BNP Paribas S.A.
0.537% due 12/09/2016		$10,000	9,490
0.646% due 04/08/2013		21,000	20,158

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.146% due 01/10/2014		$700	$653
3.600% due 02/23/2016		100,000	98,569
4.730% due 04/29/2049	EUR	5,000	4,354
5.000% due 01/15/2021		$187,800	184,452
5.186% due 06/29/2049		4,850	3,395
5.954% due 07/29/2049	GBP	14,850	15,863
7.195% due 06/29/2049 (l)		$25,500	19,890

BNY Mellon N.A.
4.750% due 12/15/2014		50	55

BNZ International Funding Ltd.
2.625% due 06/05/2012		10,000	10,144

Boeing Capital Corp.
5.800% due 01/15/2013		80	85

BPCE S.A.
2.019% due 02/07/2014		71,000	67,234
2.375% due 10/04/2013		59,900	58,322
4.625% due 07/29/2049	EUR	2,700	1,863
6.117% due 10/29/2049		300	215

BRFkredit A/S
0.499% due 04/15/2013		$300	300

C5 Capital SPV Ltd.
6.196% due 12/29/2049		15,000	7,050

C10 Capital SPV Ltd.
6.722% due 12/29/2049		29,900	14,053

Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		101,100	102,644

Capital One Bank USA N.A.
6.500% due 06/13/2013		55	59
8.800% due 07/15/2019		115,000	135,829

Capital One Capital V
10.250% due 08/15/2039		30,000	30,638

Capital One Capital VI
8.875% due 05/15/2040		53,600	54,760

Capital One Financial Corp.
5.500% due 06/01/2015		50	54
6.150% due 09/01/2016		8,462	8,979
6.250% due 11/15/2013		193	208
6.750% due 09/15/2017		231,375	262,928
7.375% due 05/23/2014		13,012	14,549

Caterpillar Financial Services Corp.
4.850% due 12/07/2012		1,200	1,253
5.450% due 04/15/2018		25	29
6.047% due 06/29/2012	AUD	39,500	38,355
7.150% due 02/15/2019		$100	129

CBA Capital Trust I
5.805% due 08/29/2049		7,500	7,211

CBA Capital Trust II
6.024% due 03/29/2049		7,465	6,982

Charter One Bank N.A.
6.375% due 05/15/2012		6,350	6,347

Chubb Corp.
6.375% due 03/29/2067		6,000	5,843
6.500% due 05/15/2038		10,000	12,474

CIT Group, Inc.
5.250% due 04/01/2014		88,800	86,358
7.000% due 05/01/2014		37,863	38,668
7.000% due 05/01/2015		37,111	36,879
7.000% due 05/01/2016		31,518	30,612
7.000% due 05/01/2017		44,618	43,335

Citicorp
7.250% due 10/15/2011		12,413	12,433

CitiFinancial, Inc.
6.625% due 06/01/2015		10,000	10,619

Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	900	1,123

Citigroup Capital XXI
8.300% due 12/21/2077		$619,937	609,088

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Global Markets Holdings, Inc.
1.735% due 05/13/2035	EUR	20,000	$13,616

Citigroup, Inc.
0.458% due 03/07/2014		$21,000	19,625
0.474% due 03/16/2012		48,576	48,367
0.548% due 11/05/2014		1,265	1,167
0.607% due 06/09/2016		134,200	111,856
1.136% due 02/15/2013		257,000	253,478
1.683% due 03/05/2014	EUR	20,000	25,119
1.693% due 01/12/2012		24,000	32,094
1.695% due 06/28/2013		12,600	16,200
1.696% due 01/13/2014		$404,000	393,473
1.986% due 05/15/2018		1,750	1,613
2.286% due 08/13/2013		207,180	205,041
3.625% due 11/30/2017	EUR	1,650	1,713
4.250% due 02/25/2030		60,000	55,900
4.587% due 12/15/2015		$77,000	79,181
4.750% due 05/19/2015		360	369
4.750% due 05/31/2017	EUR	11,500	12,120
4.750% due 02/10/2019		25,975	28,113
4.875% due 05/07/2015		$46,805	46,829
5.000% due 09/15/2014		95,815	94,075
5.000% due 08/02/2019	EUR	3,910	4,997
5.125% due 05/05/2014		$70	72
5.125% due 12/12/2018	GBP	450	615
5.300% due 10/17/2012		$250,411	256,687
5.500% due 08/27/2012		194,317	199,443
5.500% due 04/11/2013		757,870	780,370
5.500% due 10/15/2014		81	84
5.500% due 02/15/2017		5,625	5,610
5.625% due 08/27/2012		20,917	21,304
5.850% due 07/02/2013		75,679	78,455
5.850% due 12/11/2034		500	485
5.875% due 07/01/2024	GBP	10,150	13,464
5.875% due 02/22/2033		$75	63
6.000% due 02/21/2012		3,500	3,555
6.000% due 12/13/2013		9,508	9,993
6.000% due 08/15/2017		93,242	99,147
6.010% due 01/15/2015		35,718	38,006
6.125% due 11/21/2017		150,675	161,337
6.125% due 05/15/2018		140,995	151,595
6.125% due 08/25/2036		400	340
6.250% due 09/02/2019	GBP	5,000	8,111
6.375% due 08/12/2014		$16,784	17,789
6.393% due 03/06/2023	EUR	70,100	93,283
6.400% due 03/27/2013		9,200	12,643
6.500% due 08/19/2013		$256,779	270,355
6.875% due 03/05/2038		15	16
7.375% due 06/16/2014	EUR	18,400	26,107
7.625% due 04/03/2018	GBP	5,000	8,753
8.125% due 07/15/2039		$195,049	235,040
8.500% due 05/22/2019		95,346	115,456

CNA Financial Corp.
5.850% due 12/15/2014		38,500	40,724
6.500% due 08/15/2016		6,250	6,726

Commonwealth Bank of Australia
2.400% due 01/12/2012		700	704

Compass Bank
6.400% due 10/01/2017		25,000	26,781

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
2.650% due 08/17/2012		300	305
4.750% due 01/15/2020		2,200	2,415
6.875% due 03/19/2020	EUR	4,000	4,878
11.000% due 12/29/2049		$294,861	355,542

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Corp. Andina de Fomento
5.750% due 01/12/2017		$165	$181
6.875% due 03/15/2012		55	57
8.125% due 06/04/2019		1,740	2,146

Countrywide Financial Corp.
5.800% due 06/07/2012 (l)		395,763	396,983
6.250% due 05/15/2016		44,755	39,559

Credit Agricole Home Loan SFH
1.002% due 07/21/2014		100	98

Credit Agricole S.A.
0.606% due 02/02/2012		4,100	4,052
1.702% due 01/21/2014		200	188
5.136% due 12/29/2049	GBP	9,950	8,068
6.637% due 05/29/2049		$800	466
6.637% due 05/29/2049 (l)		37,847	22,046
7.589% due 01/29/2049	GBP	150	140

Credit Suisse
2.200% due 01/14/2014		$140,400	139,247
4.375% due 08/05/2020		13,000	12,620
5.000% due 05/15/2013		231,900	239,790
5.300% due 08/13/2019		8,100	8,206
6.000% due 02/15/2018		615	626

Credit Suisse USA, Inc.
4.875% due 01/15/2015		25	26
5.125% due 08/15/2015		55	58
5.375% due 03/02/2016		250	268
5.500% due 08/15/2013		275	288
5.850% due 08/16/2016		1,490	1,641
6.500% due 01/15/2012		115	117
7.125% due 07/15/2032		40	46

Dai-ichi Life Insurance Co. Ltd.
7.250% due 12/29/2049		9,100	8,977

Danske Bank A/S
1.299% due 04/14/2014		12,600	11,969
2.500% due 05/10/2012		100	101
5.684% due 12/29/2049	GBP	17,100	18,679

DBS Bank Ltd.
0.510% due 05/16/2017		$22,000	21,560
5.000% due 11/15/2019		8,000	8,364

Deutsche Bank AG
2.237% due 09/22/2015	EUR	10,700	12,763
4.875% due 05/20/2013		$275,385	284,735
6.000% due 09/01/2017		358,150	395,322

Dexia Credit Local
2.000% due 03/05/2013		21,900	21,701

Dexia Credit Local S.A.
0.733% due 04/29/2014		732,000	689,900
2.750% due 01/10/2014		123,770	123,066
2.750% due 04/29/2014		128,800	126,985

DnB NOR Bank ASA
6.012% due 03/29/2049	GBP	100	140
7.250% due 06/23/2020		50	85

DnB NOR Boligkreditt
4.125% due 02/01/2013	EUR	3,200	4,425

Encana Holdings Finance Corp.
5.800% due 05/01/2014		$100	110

EuroCredit CDO I BV
2.647% due 09/03/2012	EUR	1,709	2,255

European Bank for Reconstruction & Development
6.000% due 02/14/2012	RUB	7,000	217

European Financial Stability Facility
3.375% due 07/05/2021	EUR	19,300	26,769

European Investment Bank
1.250% due 09/20/2012	JPY	44,700	584
4.000% due 10/15/2037	EUR	300	448
4.625% due 05/15/2014		$77	85
5.125% due 09/13/2016		39	46

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FCE Bank PLC
7.125% due 01/16/2012	EUR	320,050	$432,003
7.125% due 01/15/2013		310,300	425,078

FIA Card Services N.A.
6.625% due 06/15/2012		$10,000	10,171
7.125% due 11/15/2012		12,835	13,058

Fifth Third Bancorp
0.771% due 12/20/2016		29,030	26,148
5.450% due 01/15/2017		50	53
6.250% due 05/01/2013		100,180	106,121
8.250% due 03/01/2038		1,500	1,804

Fleet Capital Trust V
1.350% due 12/18/2028		800	513

FleetBoston Financial Corp.
6.700% due 07/15/2028		1,200	1,158

FNBC Pass-Through Trust
8.080% due 01/05/2018		184	209

Ford Motor Credit Co. LLC
2.996% due 01/13/2012		197,735	198,834
5.625% due 09/15/2015		2,400	2,421
5.875% due 08/02/2021		160,400	160,066
6.625% due 08/15/2017		50,000	52,166
7.000% due 10/01/2013		84,414	88,865
7.000% due 04/15/2015		27,885	29,349
7.250% due 10/25/2011		72,300	72,391
7.500% due 08/01/2012		353,626	360,943
7.800% due 06/01/2012		16,876	17,299
8.000% due 06/01/2014		252,366	267,821
8.000% due 12/15/2016		202,219	221,310
8.125% due 01/15/2020		30,400	34,642
8.700% due 10/01/2014		97,700	105,827
12.000% due 05/15/2015		63,225	76,344

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	100	135

Fortis Bank S.A.
4.625% due 10/29/2049		300	248

GATX Financial Corp.
5.500% due 02/15/2012		$7,080	7,166

GE Capital European Funding
1.763% due 05/17/2021	EUR	5,000	5,372

GE Capital UK Funding
1.075% due 03/20/2017	GBP	79,650	110,959
5.875% due 11/04/2020		200	330
6.000% due 04/11/2013		84	137
8.000% due 01/14/2039		300	582

General Electric Capital Corp.
0.351% due 09/20/2013		$25,000	24,182
0.409% due 05/29/2012		700	698
0.436% due 10/06/2015		13,500	12,681
0.481% due 03/20/2014		200	193
0.481% due 06/20/2014		38,000	37,168
0.491% due 12/20/2013		5,000	4,834
0.501% due 12/28/2018		27,400	23,453
0.521% due 03/20/2017		7,000	6,431
0.648% due 05/05/2026		29,950	24,067
4.625% due 09/15/2066	EUR	10,200	10,898
4.875% due 03/04/2015		$200	214
5.375% due 12/18/2040	GBP	200	279
5.500% due 12/18/2018		$90	90
5.500% due 09/15/2066	GBP	150	194
5.500% due 09/15/2067	EUR	171,850	186,491
5.625% due 09/15/2017		$565	621
5.650% due 06/09/2014		100	109
5.750% due 04/11/2025		100	99
5.875% due 01/14/2038		551,787	568,852
6.000% due 06/15/2012		300	311
6.250% due 07/15/2027		90	90

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.375% due 11/15/2067		$269,000	$253,533
6.500% due 09/15/2067	GBP	4,500	6,140
6.750% due 03/15/2032		$405	465
6.875% due 01/10/2039		248,176	286,464
8.125% due 05/15/2012		250	258

General Electric Capital Services, Inc.
7.500% due 08/21/2035		76,700	93,926

Genworth Financial, Inc.
6.500% due 06/15/2034		160	125
6.515% due 05/22/2018		15,000	13,205
7.700% due 06/15/2020		15,000	13,260

Genworth Global Funding Trusts
0.426% due 05/15/2012		16,279	16,159
0.439% due 04/15/2014		500	458

Genworth Life Institutional Funding Trust
5.875% due 05/03/2013		33,000	33,515

Glen Meadow Pass-Through Trust
6.505% due 02/12/2067		22,700	16,004

GMAC International Finance BV
7.500% due 04/21/2015	EUR	79,120	96,726

Golden West Financial Corp.
4.750% due 10/01/2012		$100	103

Goldman Sachs Capital I
6.345% due 02/15/2034		750	682

Goldman Sachs Capital II
5.793% due 06/01/2043		25,200	15,750

Goldman Sachs Group, Inc.
0.449% due 02/06/2012		200	200
0.653% due 07/22/2015		21,726	19,418
0.746% due 01/12/2015		21,580	19,997
0.765% due 03/29/2017		35,000	29,729
0.805% due 03/22/2016		37,925	32,559
1.253% due 07/29/2013		35,400	34,695
1.269% due 02/07/2014		147,855	141,773
1.835% due 11/15/2014	EUR	200	242
1.883% due 05/23/2016		124,700	142,161
1.886% due 05/18/2015		19,740	23,379
1.905% due 02/04/2013		400	512
1.962% due 01/30/2017		44,350	49,321
2.045% due 08/12/2015 (r)		50,000	60,752
4.750% due 07/15/2013		$500	515
4.750% due 01/28/2014	EUR	1,800	2,412
5.000% due 10/01/2014		$14,215	14,743
5.125% due 01/15/2015		112	116
5.150% due 01/15/2014		10,000	10,363
5.250% due 07/27/2021		196,200	194,200
5.350% due 01/15/2016		17,755	18,399
5.375% due 03/15/2020		1,900	1,892
5.500% due 11/15/2014		223	233
5.625% due 01/15/2017		150	146
5.750% due 10/01/2016		1,430	1,503
5.950% due 01/18/2018		325,065	335,435
5.950% due 01/15/2027		2,690	2,632
6.000% due 05/01/2014		18,140	19,224
6.125% due 02/14/2017	GBP	500	800
6.150% due 04/01/2018		$403,525	419,144
6.250% due 09/01/2017		422,100	440,487
6.375% due 05/02/2018	EUR	13,400	18,337
6.450% due 05/01/2036		$155	142
6.750% due 10/01/2037		322,624	296,594
7.500% due 02/15/2019		57,253	64,051

Hartford Financial Services Group, Inc.
8.125% due 06/15/2068		1,000	948

Hartford Life Global Funding Trusts
0.527% due 06/16/2014		400	391

HBOS Capital Funding LP
6.071% due 06/29/2049		30,450	18,574

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HBOS PLC
0.531% due 09/06/2017		$4,171	$3,026
1.069% due 09/30/2016		3,000	2,268
1.736% due 03/21/2017	EUR	700	687
2.212% due 03/29/2016		14,953	15,237
2.340% due 09/01/2016		1,231	1,227
6.750% due 05/21/2018		$265,938	227,237

HCP, Inc.
2.700% due 02/01/2014		14,000	13,805
5.625% due 02/28/2013		3,225	3,319
5.650% due 12/15/2013		2,530	2,659
6.000% due 01/30/2017		1,700	1,793
6.300% due 09/15/2016		13,000	13,933
6.700% due 01/30/2018		27,900	30,214

Health Care REIT, Inc.
5.875% due 05/15/2015		5,000	5,242

HSBC Bank Capital Funding Sterling LP
5.862% due 04/29/2049	GBP	15,886	20,190

HSBC Bank PLC
2.000% due 01/19/2014		$148,800	148,114

HSBC Bank USA N.A.
4.625% due 04/01/2014		75	77
5.875% due 11/01/2034		3,000	2,882
6.000% due 08/09/2017		14,400	15,469

HSBC Capital Funding LP
4.610% due 12/29/2049		400	355
10.176% due 12/29/2049		66,160	81,046

HSBC Finance Capital Trust IX
5.911% due 11/30/2035		7,900	6,597

HSBC Finance Corp.
0.499% due 01/15/2014		5,000	4,717
0.756% due 06/01/2016		28,100	25,080
1.804% due 04/05/2013	EUR	25,000	32,592
5.000% due 06/30/2015		$205	212
5.250% due 01/15/2014		100	105
5.500% due 01/19/2016		500	523
5.750% due 01/10/2014		264	265
5.830% due 11/10/2013		229	230
5.880% due 10/10/2013		100	101
6.010% due 11/10/2013		550	555
6.320% due 09/15/2013		1,115	1,125
6.375% due 11/27/2012		2,500	2,592
7.000% due 05/15/2012		315	324

HSBC France S.A.
4.875% due 01/15/2014	EUR	1,700	2,397

HSBC Holdings PLC
0.446% due 10/06/2016		$10,000	10,050
6.375% due 10/18/2022	GBP	400	646
6.500% due 05/20/2024		350	616
6.500% due 05/02/2036		$194,600	196,331
6.500% due 09/15/2037		111,300	109,825
6.800% due 06/01/2038		600	603

HSBC USA, Inc.
0.688% due 01/29/2049		5,000	4,989

ILFC E-Capital Trust I
4.770% due 12/21/2065		32,706	22,901

ILFC E-Capital Trust II
6.250% due 12/21/2065		36,420	27,133

ING Bank NV
0.876% due 01/13/2012		58,200	58,192
1.169% due 03/30/2012		30,700	30,666
1.397% due 03/15/2013		280,100	278,313
1.737% due 06/09/2014		204,200	200,881
2.000% due 10/18/2013		91,600	89,321
2.500% due 01/14/2016		92,700	93,043
2.625% due 02/09/2012		17,200	17,330
2.650% due 01/14/2013		43,260	42,994

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.900% due 03/19/2014		$2,600	$2,787
6.875% due 05/30/2023	GBP	250	371

International Bank for Reconstruction & Development
5.000% due 04/01/2016		$69	80

International Lease Finance Corp.
0.596% due 07/13/2012		13,230	12,597
4.750% due 01/13/2012		56,206	55,925
5.000% due 09/15/2012		41,720	40,990
5.250% due 01/10/2013		15,000	14,530
5.300% due 05/01/2012		172,475	171,181
5.350% due 03/01/2012		150,854	149,723
5.400% due 02/15/2012		160,848	160,044
5.550% due 09/05/2012		27,915	27,601
5.625% due 09/20/2013		49,508	47,713
5.750% due 05/15/2016		55,500	49,406
5.875% due 05/01/2013		57,540	55,814
6.375% due 03/25/2013		84,504	82,603
6.625% due 11/15/2013		86,223	84,067
6.750% due 09/01/2016		157,760	158,943
7.125% due 09/01/2018		27,358	27,597

Intesa Sanpaolo SpA
2.708% due 02/24/2014		345,200	311,066
5.500% due 12/19/2016	GBP	80	118
6.500% due 02/24/2021		$40,000	35,642
8.047% due 06/29/2049	EUR	35,700	31,687
8.375% due 10/29/2049		6,000	5,470

IPIC GMTN Ltd.
3.125% due 11/15/2015		$27,000	27,405
5.000% due 11/15/2020		47,500	48,925

iStar Financial, Inc.
5.150% due 03/01/2012		10,000	9,700
5.950% due 10/15/2013		10,000	8,775

John Deere Capital Corp.
4.950% due 12/17/2012		85	89
5.100% due 01/15/2013		75	79
7.000% due 03/15/2012		175	180

JPMorgan Chase & Co.
0.404% due 11/01/2012		3,500	3,492
1.053% due 01/24/2014		65,000	64,323
1.097% due 05/02/2014		47,300	46,619
1.119% due 09/30/2013		10,600	10,594
1.786% due 09/26/2013	EUR	30,675	40,258
1.993% due 10/12/2015		24,000	28,219
2.600% due 01/15/2016		$300	294
3.150% due 07/05/2016		541,480	538,906
3.450% due 03/01/2016		34,000	34,196
3.700% due 01/20/2015		23,800	24,417
4.250% due 10/15/2020		19,800	19,912
4.400% due 07/22/2020		21,000	21,314
4.750% due 05/01/2013		753	792
4.750% due 03/01/2015		300	318
4.875% due 03/15/2014		645	681
5.250% due 05/01/2015		700	743
5.750% due 01/02/2013		40,135	42,065
6.000% due 01/15/2018		196,850	219,728
6.125% due 06/27/2017		35	38
6.300% due 04/23/2019		85,600	97,102
6.400% due 05/15/2038		260	298
6.625% due 03/15/2012		1,300	1,330
7.900% due 04/29/2049		100	103

JPMorgan Chase & Co., Inc. CPI Linked Bond
7.140% due 02/15/2012		600	607

JPMorgan Chase Bank N.A.
0.668% due 06/13/2016		73,765	67,758
5.375% due 09/28/2016	GBP	4,100	6,472
5.875% due 06/13/2016		$20	21
6.000% due 10/01/2017		315,700	332,564

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

JPMorgan Chase Capital XIII
1.319% due 09/30/2034		$25	$	19

JPMorgan Chase Capital XV
5.875% due 03/15/2035		105		102

JPMorgan Chase Capital XVIII
6.950% due 08/01/2066		23,500		23,561

JPMorgan Chase Capital XX
6.550% due 09/15/2066		48,900		49,642

JPMorgan Chase Capital XXI
1.206% due 02/02/2037		25,400		18,260

JPMorgan Chase Capital XXIII
1.286% due 05/15/2077		4,278		2,896

JPMorgan Chase Capital XXVII
7.000% due 11/01/2039		50,000		50,445

KBC Internationale Financieringsmaatschappij NV
5.000% due 03/16/2016	EUR	7,300		9,674

KeyBank N.A.
1.660% due 11/21/2011		59,800		80,288
7.413% due 10/15/2027		$91,450		100,336

KeyCorp
6.500% due 05/14/2013		100,000		106,718

Kimco Realty Corp.
5.700% due 05/01/2017		2,000		2,142

Korea Exchange Bank
4.875% due 01/14/2016 (l)		6,300		6,494

Kreditanstalt fuer Wiederaufbau
1.250% due 06/15/2012		640,080		643,688
2.000% due 09/07/2016	EUR	465,000		630,905
3.125% due 06/15/2018		50,000		70,912
4.000% due 01/27/2020		$138,940		159,163
4.125% due 10/15/2014		245		265
4.875% due 06/17/2019		23,600		28,451

Landwirtschaftliche Rentenbank
1.875% due 09/24/2012		125		127
4.875% due 11/16/2015		175		201

LBG Capital No.1 PLC
7.375% due 03/12/2020	EUR	495		475
7.588% due 05/12/2020	GBP	41,400		47,774
7.625% due 10/14/2020	EUR	5,005		4,761
7.867% due 12/17/2019	GBP	23,500		26,935
7.869% due 08/25/2020		45,400		52,036
7.875% due 11/01/2020		$88,887		65,332
8.000% due 12/29/2049		63,970		43,180
8.500% due 12/29/2049		55,100		37,744
11.040% due 03/19/2020	GBP	18,553		25,315

LBG Capital No.2 PLC
6.385% due 05/12/2020	EUR	4,000		3,564
7.625% due 12/09/2019	GBP	7,000		8,023
8.875% due 02/07/2020	EUR	5,000		5,426
9.125% due 07/15/2020	GBP	3,233		3,882
9.334% due 02/07/2020		33,334		41,065
15.000% due 12/21/2019	EUR	4,800		6,720
15.000% due 12/21/2019	GBP	9,100		14,971

LeasePlan Corp. NV
3.000% due 05/07/2012		$205,000		207,848
3.250% due 05/22/2014	EUR	1,200		1,684

Lehman Brothers Holdings, Inc.
0.000% due 10/25/2011 (a)		500		161
0.000% due 06/05/2012 (a)	JPY	900,000		2,159
1.690% due 06/05/2012 (a)		600,000		1,661
4.850% due 09/03/2013 (a)(r)	CAD	15,770		2,958
5.625% due 01/24/2013 (a)		$152,570		37,380
5.750% due 01/03/2017 (a)		200		0
6.000% due 01/25/2013 (a)	GBP	10,650		4,276
6.200% due 09/26/2014 (a)		$49,670		12,231
6.625% due 01/18/2012 (a)		350		84
6.750% due 12/28/2017 (a)		20,000		30

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.875% due 05/02/2018 (a)		$122,732	$30,530
7.000% due 04/16/2019 (a)		90	20
7.500% due 05/11/2038 (a)		85,000	128
7.875% due 05/08/2018 (a)	GBP	8,650	3,473

Liberty Mutual Group, Inc.
5.750% due 03/15/2014		$10,200	10,634

Lloyds TSB Bank PLC
2.603% due 01/24/2014		47,500	46,268
2.800% due 04/02/2012		7,000	7,079
4.375% due 01/12/2015		2,500	2,449
4.875% due 01/21/2016		183,400	181,063
5.625% due 03/05/2018	EUR	500	531
5.800% due 01/13/2020		$70,800	67,511
6.375% due 04/15/2014	GBP	300	482
6.375% due 01/21/2021		$15,000	14,834
6.750% due 10/24/2018	GBP	200	321
7.500% due 04/15/2024		300	472
12.000% due 12/29/2049		$1,195,450	1,098,198

Macquarie Bank Ltd.
2.600% due 01/20/2012		188,670	189,847
3.300% due 07/17/2014		188,400	201,347

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		15,107	16,852
9.250% due 04/15/2019		16,500	21,725

Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		155	235

MBNA Capital
1.054% due 02/01/2027		10,900	7,054

MBNA Corp.
6.125% due 03/01/2013		20,100	20,129

Mellon Funding Corp.
5.000% due 12/01/2014		100	107

Mercantile Bankshares Corp.
4.625% due 04/15/2013		3,390	3,520

Merrill Lynch & Co., Inc.
0.561% due 06/05/2012		102,367	98,422
0.709% due 01/15/2015		30,900	25,820
1.052% due 02/21/2012	GBP	14,450	22,248
1.107% due 09/15/2026		$4,400	2,974
1.840% due 05/30/2014	EUR	64,400	75,038
1.872% due 01/31/2014		40,100	47,542
2.054% due 07/22/2014		35,000	40,693
2.077% due 09/14/2018		4,400	3,669
4.625% due 09/14/2018		2,000	1,998
4.875% due 05/30/2014		4,400	5,620
5.000% due 01/15/2015		$3,070	2,973
5.450% due 02/05/2013		37,329	37,009
5.450% due 07/15/2014		90	88
6.000% due 02/11/2013	EUR	5,000	6,651
6.050% due 08/15/2012		$550,712	555,884
6.150% due 04/25/2013		90,125	90,209
6.220% due 09/15/2026		115	98
6.400% due 08/28/2017		321,429	312,242
6.500% due 07/15/2018		32,250	29,920
6.750% due 05/21/2013	EUR	5,000	6,681
6.750% due 06/01/2028		$115	109
6.875% due 04/25/2018		809,645	811,795
6.875% due 11/15/2018		62,731	63,043
7.750% due 04/30/2018	GBP	3,850	5,797
7.750% due 05/14/2038		$425	397

MetLife Capital Trust IV
7.875% due 12/15/2067		19,400	19,206

MetLife Capital Trust X
9.250% due 04/08/2068		1,700	1,921

MetLife Institutional Funding II
1.146% due 04/04/2014		14,800	14,793

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MetLife, Inc.
5.375% due 12/15/2012		$255	$267
6.125% due 12/01/2011		250	252
6.400% due 12/15/2066		70,810	63,251

Metropolitan Life Global Funding I
0.597% due 03/15/2012		600	600
5.125% due 04/10/2013		42,400	44,524
5.250% due 01/09/2014	GBP	150	249

Monumental Global Funding Ltd.
5.500% due 04/22/2013		$52,400	55,367

Morgan Stanley
0.546% due 01/09/2014		61,376	55,670
0.700% due 10/18/2016		102,400	79,819
0.729% due 10/15/2015		51,320	43,381
1.233% due 04/29/2013		36,000	34,033
1.840% due 11/29/2013	EUR	6,600	8,078
1.853% due 01/24/2014		$347,200	324,148
1.870% due 03/01/2013	EUR	81,900	103,832
2.000% due 11/17/2011	CHF	20,000	22,041
2.001% due 04/13/2016	EUR	32,669	36,066
2.009% due 05/02/2014		22,400	26,815
2.026% due 01/16/2017		49,400	52,837
2.786% due 05/14/2013		$288,550	279,150
3.450% due 11/02/2015		67,600	62,349
4.100% due 01/26/2015		173,000	165,159
4.200% due 11/20/2014		5	5
4.750% due 04/01/2014		115	109
5.125% due 11/30/2015	GBP	50	74
5.187% due 03/01/2013	AUD	1,200	1,125
5.300% due 03/01/2013		$7,514	7,580
5.327% due 08/08/2012	AUD	10,800	10,259
5.375% due 10/15/2015		$4,500	4,471
5.550% due 04/27/2017		4,095	3,951
5.559% due 03/01/2016		340	328
5.750% due 10/18/2016		17,600	17,405
5.750% due 02/14/2017	GBP	6,538	9,687
5.771% due 05/01/2014		$457	450
5.921% due 07/01/2014		280	276
5.950% due 12/28/2017		121,500	118,058
6.000% due 05/13/2014		20,295	20,573
6.000% due 04/28/2015		101,980	101,627
6.250% due 08/28/2017		33,700	33,342
6.250% due 08/09/2026		225	227
6.625% due 04/01/2018		34,900	34,702
7.300% due 05/13/2019		37,675	38,924

MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	1,400	2,009

National Australia Bank Ltd.
0.540% due 06/19/2017		$75,200	71,460
0.966% due 04/11/2014		300	299
1.202% due 07/25/2014		157,300	159,204
5.350% due 06/12/2013		186,330	197,029
6.750% due 06/26/2023	EUR	150	218

National Capital Trust II
5.486% due 12/29/2049		$27	24

National City Bank
0.697% due 12/15/2016		8,090	7,470
0.703% due 06/07/2017		10,000	9,171
4.625% due 05/01/2013		8,430	8,777
6.200% due 12/15/2011		30,600	30,869

National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012		233	239
10.375% due 11/01/2018		252	363

Nationwide Building Society
3.750% due 01/20/2015	EUR	350	468
4.650% due 02/25/2015		$88,000	88,936
5.625% due 09/09/2019	GBP	200	312

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Nationwide Life Global Funding I
5.450% due 10/02/2012		$6,900	$	7,126

New England Mutual Life Insurance Co.
7.875% due 02/15/2024		5,500		6,825

New York Life Global Funding
4.650% due 05/09/2013		17,100		18,064

New York Life Insurance Co.
6.750% due 11/15/2039		50,000		62,185

NIBC Bank NV
2.800% due 12/02/2014		22,670		23,778
3.625% due 12/19/2011	EUR	100		135

NiSource Finance Corp.
5.210% due 11/28/2012		$15,000		15,679

Nomura Europe Finance NV
1.783% due 10/25/2011	EUR	10,600		14,194

Nomura Holdings, Inc.
4.125% due 01/19/2016		$35		36

Nordea Bank AB
2.125% due 01/14/2014		69,900		69,434

Nordea Bank Finland PLC
6.250% due 07/29/2049	GBP	150		226

Northern Rock Asset Management PLC
5.625% due 06/22/2017		$12,500		13,219

Northern Trust Co.
4.600% due 02/01/2013		65		68

OMX Timber Finance Investments I LLC
5.420% due 01/29/2020		88,400		93,318

ORIX Corp.
5.480% due 11/22/2011		26,000		26,120

Pacific Life Funding LLC
2.031% due 02/05/2021	EUR	4,500		5,246

Pacific Life Global Funding
2.750% due 05/15/2012	CHF	27,790		31,819
5.150% due 04/15/2013		$11,700		12,230

Pacific Life Insurance Co.
9.250% due 06/15/2039		165,585		223,508

Pacific LifeCorp
6.000% due 02/10/2020		76,900		82,448

PMI Group, Inc.
6.000% due 09/15/2016		9,500		3,468

PNC Bank N.A.
6.000% due 12/07/2017		500		551

PNC Financial Services Group, Inc.
6.750% due 07/29/2049		28,800		27,681

PNC Funding Corp.
0.393% due 01/31/2012		9,000		9,001
5.250% due 11/15/2015		50		54

PNC Preferred Funding Trust III
8.700% due 03/29/2049		5,600		5,783

Pooled Funding Trust I
2.740% due 02/15/2012		3,100		3,128

Pricoa Global Funding I
0.353% due 01/30/2012		3,600		3,594
0.560% due 09/27/2013		2,300		2,276
5.300% due 09/27/2013		21,000		22,412

Principal Financial Global Funding LLC
2.375% due 02/28/2012	CHF	20,745		23,114
2.375% due 01/24/2013		5,000		5,560

Principal Life Global Funding I
6.250% due 02/15/2012		$500		509

Principal Life Income Funding Trusts
5.100% due 04/15/2014		100		108
5.300% due 04/24/2013		149,000		158,044
5.550% due 04/27/2015		237,300		264,316

Progressive Corp.
6.700% due 06/15/2067		22,800		22,655

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Prudential Financial, Inc.
5.510% due 06/10/2013		$20,000	$	20,112
6.000% due 12/01/2017		500		531
6.100% due 06/15/2017		307		335
6.625% due 12/01/2037		8,300		9,135

Prudential Holdings LLC
1.225% due 12/18/2017		5,980		5,585
8.695% due 12/18/2023		4,205		5,317

Prudential Insurance Co. of America
8.100% due 07/15/2015		2,245		2,591

Qatari Diar Finance QSC
3.500% due 07/21/2015		1,000		1,035
5.000% due 07/21/2020		21,300		22,844

RBS Capital Trust I
4.709% due 12/29/2049		1,690		777

RCI Banque S.A.
2.116% due 04/11/2014		7,800		7,384

Regions Bank
7.500% due 05/15/2018		141,786		141,609

Regions Financial Corp.
0.528% due 06/26/2012		35,170		34,505
6.375% due 05/15/2012		125		128
7.750% due 11/10/2014		60,470		60,924

Reinsurance Group of America, Inc.
5.000% due 06/01/2021		40,000		42,081

Resona Bank Ltd.
5.850% due 09/29/2049		39,650		39,109

Resona Preferred Global Securities Cayman Ltd.
7.191% due 12/29/2049		4,025		3,769

Royal Bank of Canada
3.770% due 03/30/2018	CAD	27,700		28,109

Royal Bank of Scotland Group PLC
0.529% due 10/14/2016		$35,400		25,233
0.579% due 03/30/2012		380,000		380,271
0.946% due 04/11/2016		53,126		37,968
1.105% due 09/29/2015		64,900		47,922
1.153% due 04/23/2012		51,100		51,341
1.500% due 03/30/2012		94,280		94,780
1.999% due 03/30/2015 (r)	CAD	35,000		28,158
2.465% due 01/28/2016	EUR	10,400		10,482
2.625% due 05/11/2012		$51,265		51,924
2.723% due 08/23/2013		400		399
3.950% due 09/21/2015		180,200		169,715
4.875% due 08/25/2014		32,400		32,657
4.875% due 03/16/2015		104,943		102,880
4.875% due 01/20/2017	EUR	276		342
5.000% due 11/12/2013		$30,024		28,721
5.000% due 10/01/2014		9,346		8,712
5.000% due 05/17/2015		29,867		31,212
5.625% due 08/24/2020		26,200		25,382
5.850% due 10/27/2014	AUD	5,000		4,111
6.000% due 05/17/2017	GBP	6,744		10,399
6.200% due 03/29/2049		15,000		14,385
6.375% due 04/29/2014		100		160
6.625% due 09/17/2018		26,150		41,042
6.666% due 04/29/2049	CAD	800		459
6.934% due 04/09/2018	EUR	15,000		15,788
7.500% due 04/29/2024	GBP	150		233
7.640% due 03/29/2049		$1,600		776
7.648% due 08/29/2049		51,390		33,660

Royal Bank of Scotland NV
1.037% due 03/09/2015		35,000		25,200

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		$29,300	$	28,970
7.125% due 01/14/2014		10,700		10,941
7.175% due 05/16/2013		1,300		1,333
7.750% due 05/29/2018		5,000		5,262
9.000% due 06/11/2014		4,000		4,270

Santander Issuances S.A. Unipersonal
5.750% due 01/31/2018	GBP	5,000		6,978
5.911% due 06/20/2016		$7,900		7,557
6.532% due 10/24/2017	GBP	100		142
7.300% due 07/27/2019		3,250		4,685

Santander U.S. Debt S.A. Unipersonal
1.169% due 03/30/2012		$124,600		123,703
2.991% due 10/07/2013		1,300		1,250
3.724% due 01/20/2015		17,500		16,247

Santander UK PLC
1.840% due 08/28/2017 (r)	EUR	67,000		83,558
11.500% due 01/04/2017	GBP	200		362

Scotland International Finance No. 2 BV
4.250% due 05/23/2013		$9,382		9,261

Shinhan Bank
4.125% due 10/04/2016		55,000		53,689

Simon Property Group LP
5.100% due 06/15/2015		200		216
5.250% due 12/01/2016		6,700		7,312
5.750% due 12/01/2015		1,200		1,326
5.875% due 03/01/2017		8,000		9,009

SLM Corp.
0.483% due 10/25/2011		219,200		218,188
0.553% due 01/27/2014		109,618		100,676
1.785% due 11/15/2011	EUR	17,800		23,868
1.858% due 06/17/2013		13,000		16,580
2.740% due 10/25/2011	SEK	24,500		3,546
3.125% due 09/17/2012	EUR	19,863		26,234
4.000% due 07/25/2014		$5,000		4,783
4.250% due 08/11/2014		3,343		3,161
4.800% due 02/13/2014 (r)	HKD	74,000		9,437
4.875% due 12/17/2012	GBP	23,200		35,533
5.000% due 10/01/2013		$88,135		86,323
5.000% due 04/15/2015		56,558		52,810
5.000% due 06/15/2018		10,000		8,810
5.039% due 03/15/2012		2,000		1,992
5.050% due 11/14/2014		24,900		24,054
5.125% due 08/27/2012		39,010		39,003
5.140% due 06/15/2016		100,000		99,311
5.375% due 01/15/2013		82,470		82,505
5.375% due 05/15/2014		33,267		32,771
5.400% due 10/25/2011		32,070		32,068
5.625% due 08/01/2033		6,000		4,801
5.709% due 01/01/2014		7,701		7,422
5.709% due 09/15/2015		10,000		9,198
5.891% due 01/31/2014		13,400		12,766
6.000% due 05/10/2012	AUD	10,000		9,446
6.071% due 11/01/2013		$16,300		15,878
6.200% due 06/15/2024		10		8
6.250% due 01/25/2016		72,100		70,874
7.150% due 12/15/2020		120		111
8.000% due 03/25/2020		43,150		42,705
8.450% due 06/15/2018		149,950		156,323

SLM Corp. CPI Linked Bond
5.684% due 11/21/2013		3,670		3,589

SMFG Preferred Capital USD Ltd.
9.500% due 07/29/2049		47,500		52,250

Societe Generale S.A.
1.296% due 04/11/2014		83,300		74,629
5.750% due 03/29/2049	GBP	150		179

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.922% due 04/29/2049		$1,800	$1,057
7.756% due 05/29/2049	EUR	2,700	2,190
8.875% due 06/29/2049	GBP	200	190
9.375% due 09/29/2049	EUR	18,700	19,479

Source One Mortgage Corp.
9.000% due 06/01/2012		$9,200	9,516

Sovereign Bank
8.750% due 05/30/2018		10,000	11,760

Springleaf Finance Corp.
0.597% due 12/15/2011		143,395	141,525
3.250% due 01/16/2013	EUR	78,555	93,772
4.125% due 11/29/2013		78,500	92,834
4.875% due 07/15/2012		$124,925	117,117
5.200% due 12/15/2011		18,600	18,321
5.375% due 10/01/2012		122,913	113,387
5.400% due 12/01/2015		40,159	29,517
5.500% due 12/15/2012		1,000	972
5.850% due 06/01/2013		44,117	37,941
5.900% due 09/15/2012		68,230	63,027
6.500% due 09/15/2017		16,000	11,480
6.900% due 12/15/2017		176,100	127,673

SSIF Nevada LP
0.949% due 04/14/2014		500	500

State Bank of India
4.500% due 07/27/2015		194,900	195,335

State Street Capital Trust III
5.337% due 01/29/2049		31,974	31,995

State Street Capital Trust IV
1.347% due 06/01/2077		69,700	48,058

Stone Street Trust
5.902% due 12/15/2015		5,200	5,392

Suffield Clo Ltd.
1.737% due 09/26/2014		734	725

Sumitomo Mitsui Banking Corp.
1.950% due 01/14/2014		50,300	50,682

SunTrust Bank
0.945% due 06/22/2012	GBP	5,000	7,698
1.645% due 12/20/2011	EUR	68,200	91,592

Svensk Exportkredit AB
5.125% due 03/01/2017		$75	87

Svenska Handelsbanken AB
1.343% due 09/14/2012		51,000	51,366
2.875% due 09/14/2012		170	173

Swedbank AB
2.800% due 02/10/2012		1,500	1,512
2.900% due 01/14/2013		5,000	5,156
3.125% due 03/04/2013	EUR	350	472

Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		$34,600	36,147

Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		90,000	110,949

Temasek Financial I Ltd.
4.300% due 10/25/2019		156,300	167,395
5.375% due 11/23/2039		35,000	41,394

Toll Road Investors Partnership II LP
0.000% due 02/15/2045		873	48

Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	2,700	4,032

Travelers Cos., Inc.
6.250% due 06/15/2037		$125	148

Travelers Property Casualty Corp.
5.000% due 03/15/2013		70	74
6.375% due 03/15/2033		33	39

Turkiye Garanti Bankasi A/S
2.751% due 04/20/2016		89,000	80,990

U.S. Bancorp
4.200% due 05/15/2014		500	537

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Bank N.A.
4.375% due 02/28/2017	EUR	10,950	$13,717

UBS AG
1.253% due 01/28/2014		$55,100	54,449
1.403% due 02/23/2012		191,500	192,027
2.250% due 08/12/2013		12,200	11,988
4.280% due 04/29/2049	EUR	200	174
4.875% due 01/21/2013		4,000	5,519
4.875% due 08/04/2020		$1,300	1,256
5.250% due 06/21/2021	GBP	200	299
5.750% due 04/25/2018		$244,475	252,074
5.875% due 12/20/2017		188,525	194,400
6.375% due 07/20/2016	GBP	150	253
7.750% due 09/01/2026		$5,000	6,219

UBS Preferred Funding Trust V
6.243% due 05/29/2049		25,675	19,320

UFJ Finance Aruba AEC
6.750% due 07/15/2013		3,700	3,978

USB Capital IX
3.500% due 10/29/2049		45,100	31,852

USB Realty Corp.
6.091% due 12/29/2049		40,200	29,346

Ventas Realty LP
6.750% due 04/01/2017		190	198

Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		81,000	77,558
6.800% due 11/22/2025		1,300	1,229
6.902% due 07/09/2020		51,400	50,629

VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		15,800	16,037

Wachovia Bank N.A.
0.637% due 11/03/2014		110,900	104,401
0.677% due 03/15/2016		26,700	23,871
5.230% due 05/25/2017	AUD	1,100	917
5.600% due 03/15/2016		$19,800	21,644
6.600% due 01/15/2038		10,127	11,669

Wachovia Capital Trust II
0.749% due 01/15/2027		25	22

Wachovia Capital Trust III
5.570% due 03/29/2049		162,615	133,954

Wachovia Corp.
0.379% due 10/15/2011		80,325	80,325
0.383% due 04/23/2012		200	200
0.444% due 08/01/2013		14,050	13,878
0.476% due 03/01/2012		15,800	15,823
0.593% due 10/28/2015		5,500	5,003
0.617% due 06/15/2017		1,875	1,694
0.619% due 10/15/2016		68,570	63,054
1.685% due 02/13/2014	EUR	62,000	80,218
2.024% due 05/01/2013		$25,315	25,719
4.875% due 02/15/2014		21,280	22,154
5.060% due 05/25/2012	AUD	70,800	67,962
5.250% due 08/01/2014		$2,900	3,046
5.300% due 10/15/2011		49,495	49,542
5.500% due 05/01/2013		190,604	202,641
5.500% due 08/01/2035		85	84
5.625% due 10/15/2016		80,500	87,173
5.700% due 08/01/2013		19,650	21,027
5.750% due 06/15/2017		22,525	25,407
5.750% due 02/01/2018		403,410	455,591

Waha Aerospace BV
3.925% due 07/28/2020		4,500	4,635

WCI Finance LLC
5.700% due 10/01/2016		2,500	2,683

WEA Finance LLC
6.750% due 09/02/2019		5	6

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo & Co.
0.453% due 10/28/2015 (l)		$200	$188
1.737% due 03/23/2016	EUR	3,200	4,007
3.750% due 10/01/2014		$205	217
4.875% due 11/29/2035	GBP	300	358
4.950% due 10/16/2013		$25	26
5.000% due 11/15/2014		100	105
5.063% due 05/10/2012	AUD	5,000	4,804
5.100% due 05/15/2013		20,000	18,926
5.125% due 09/01/2012		$300	310
5.250% due 10/23/2012		16,650	17,362
5.625% due 12/11/2017		14,440	16,365
7.980% due 03/29/2049		341,025	352,961

Wells Fargo Bank N.A.
0.500% due 05/16/2016		1,500	1,331
4.750% due 02/09/2015		13,600	14,189

Wells Fargo Capital X
5.950% due 12/01/2086		31,000	30,432

Wells Fargo Capital XIII
7.700% due 12/29/2049		285,004	286,429

Wells Fargo Capital XV
9.750% due 09/29/2049 (l)		10,000	9,995

Westpac Banking Corp.
0.730% due 07/16/2014		300	304
3.000% due 08/04/2015		70	71
3.585% due 08/14/2014		15,600	16,675
4.875% due 11/19/2019		76	80
5.000% due 10/21/2019	GBP	250	403

Weyerhaeuser Co.
7.125% due 07/15/2023		$7,000	7,857
7.375% due 10/01/2019		31,500	34,882
7.375% due 03/15/2032		58,214	58,320
8.500% due 01/15/2025		5,245	5,925

WR Berkley Corp.
5.375% due 09/15/2020		12,000	12,352

XL Capital Finance Europe PLC
6.500% due 01/15/2012		10,000	10,149

XL Group PLC
5.250% due 09/15/2014		5,500	5,733

ZFS Finance USA Trust IV
5.875% due 05/09/2062		146	145

			56,677,380

INDUSTRIALS 4.9%

Abbott Laboratories
5.125% due 04/01/2019		200	236
5.875% due 05/15/2016		140	165

AES El Salvador Trust
6.750% due 02/01/2016		105	103

Aetna, Inc.
6.000% due 06/15/2016		15,000	17,320
6.500% due 09/15/2018		12,000	14,437

Agilent Technologies, Inc.
6.500% due 11/01/2017		710	832

Alcoa, Inc.
5.550% due 02/01/2017		2,300	2,409
5.720% due 02/23/2019		4,127	4,153
6.150% due 08/15/2020		155	157
6.750% due 07/15/2018		12,600	13,528

Allied Waste North America, Inc.
6.875% due 06/01/2017		1,125	1,204

ALROSA Finance S.A.
8.875% due 11/17/2014		1,500	1,553

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Altria Group, Inc.
8.500% due 11/10/2013		$2,750	$3,138
9.250% due 08/06/2019		90,525	118,969
9.700% due 11/10/2018		98,978	131,479
9.950% due 11/10/2038		5,185	7,426
10.200% due 02/06/2039		28,000	40,789

America Movil S.A.B. de C.V.
3.750% due 06/28/2017	EUR	2,100	2,870
5.000% due 03/30/2020		$134,000	142,844
5.625% due 11/15/2017		25	28
6.125% due 03/30/2040		121,400	127,470

America West Airlines Pass-Through Trust
6.870% due 01/02/2017		1,112	1,062

American Airlines Pass-Through Trust
10.375% due 07/02/2019		12,789	13,940

American Airlines, Inc.
10.500% due 10/15/2012		19,300	19,565

Amgen, Inc.
5.700% due 02/01/2019		28,126	33,709
5.850% due 06/01/2017		15,000	17,907
6.150% due 06/01/2018		4,500	5,484
6.375% due 06/01/2037		417	536
6.400% due 02/01/2039		25,015	33,130
6.900% due 06/01/2038		10,286	14,122

Anadarko Petroleum Corp.
6.125% due 03/15/2012 (l)		1,800	1,835
6.375% due 09/15/2017		80	90
6.450% due 09/15/2036		135	144
6.950% due 06/15/2019		55	64
7.625% due 03/15/2014		500	563

Anheuser-Busch Cos., Inc.
4.700% due 04/15/2012		100	102
5.500% due 01/15/2018		9,100	10,703
7.500% due 03/15/2012		500	514

Anheuser-Busch InBev Worldwide, Inc.
0.802% due 01/27/2014		46,400	46,781
5.375% due 11/15/2014		370	414
5.375% due 01/15/2020		195	228
6.875% due 11/15/2019		325	415

Apache Corp.
6.000% due 09/15/2013		30	33
7.950% due 04/15/2026		150	213

ArcelorMittal
7.000% due 10/15/2039		145	130

Arch Western Finance LLC
6.750% due 07/01/2013		15,922	15,962

Arrow Electronics, Inc.
6.000% due 04/01/2020		15,000	16,066

AstraZeneca PLC
5.400% due 09/15/2012		25	26
5.900% due 09/15/2017		69,200	82,847

Atlantic Richfield Co.
8.375% due 02/21/2012		7,700	7,875
8.500% due 04/01/2012		250	259
8.620% due 03/12/2012		11,000	11,292

AutoZone, Inc.
5.500% due 11/15/2015		10,050	11,069
5.750% due 01/15/2015		700	771
5.875% due 10/15/2012		4,800	5,016
6.500% due 01/15/2014		40,000	44,582
6.950% due 06/15/2016		1,000	1,176
7.125% due 08/01/2018		30,000	36,075

Avnet, Inc.
6.625% due 09/15/2016		1,550	1,727

Avon Products, Inc.
6.500% due 03/01/2019		28,300	33,930

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Axiata SPV1 Labuan Ltd.
5.375% due 04/28/2020	$1,700	$1,785

Baker Hughes, Inc.
6.875% due 01/15/2029	100	132

Ball Corp.
5.750% due 05/15/2021	50	49

Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	255	277

Baxter International, Inc.
5.375% due 06/01/2018	10,000	11,746

Berry Petroleum Co.
10.250% due 06/01/2014	350	394

Berry Plastics Corp.
4.999% due 02/15/2015	1,100	1,023

BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	220	232
5.125% due 03/29/2012	10,000	10,210
5.250% due 12/15/2015	82	94
5.400% due 03/29/2017	30	34

Biomet, Inc.
10.000% due 10/15/2017	925	957
10.375% due 10/15/2017 (e)	4,500	4,635

Black & Decker Corp.
5.750% due 11/15/2016	25,000	29,257
8.950% due 04/15/2014	41,900	49,183

BMW U.S. Capital LLC
0.949% due 10/14/2011	8,300	8,301

Board of Trustees of The Leland Stanford Junior University
4.750% due 05/01/2019	200	233

Boeing Co.
3.500% due 02/15/2015	115	123
8.750% due 08/15/2021	50	72

Boston Scientific Corp.
5.125% due 01/12/2017	21,805	23,465
5.450% due 06/15/2014	2,000	2,154
6.000% due 01/15/2020	500	562
6.400% due 06/15/2016	2,000	2,239

Bottling Group LLC
6.950% due 03/15/2014	70	80

Braskem Finance Ltd.
5.750% due 04/15/2021	74,600	68,826
7.250% due 06/05/2018	9,500	10,070

Brunswick Corp.
11.750% due 08/15/2013	18,000	20,925

Burlington Northern Santa Fe LLC
3.600% due 09/01/2020	18,000	18,380
7.290% due 06/01/2036	55	78

Campbell Soup Co.
4.500% due 02/15/2019	1,200	1,319

Canadian National Railway Co.
5.550% due 03/01/2019	100	120

Canadian Natural Resources Ltd.
4.900% due 12/01/2014	90	98
6.250% due 03/15/2038	20,000	23,854
6.500% due 02/15/2037	25,000	30,740

Cardinal Health, Inc.
5.800% due 10/15/2016	23,000	26,544
6.000% due 06/15/2017	10,600	12,278

Caterpillar, Inc.
5.700% due 08/15/2016	100	118

CBS Corp.
5.625% due 08/15/2012	15,000	15,533

CC Holdings GS V LLC
7.750% due 05/01/2017	1,500	1,605

Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	200	234

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cemex Finance LLC
9.500% due 12/14/2016	$102,000	$74,970

Cemex S.A.B. de C.V.
9.000% due 01/11/2018	25,000	17,188

Cenovus Energy, Inc.
4.500% due 09/15/2014	2,300	2,482

Centex Corp.
5.250% due 06/15/2015	4,500	4,208
5.700% due 05/15/2014	32,500	31,525
6.500% due 05/01/2016	19,120	18,260

Chart Industries, Inc.
9.125% due 10/15/2015	800	824

Chesapeake Energy Corp.
6.625% due 08/15/2020	39,530	40,914
7.625% due 07/15/2013	8,446	8,889
9.500% due 02/15/2015	3,685	4,173

Cie Generale de Geophysique-Veritas
7.750% due 05/15/2017	2,000	1,980
9.500% due 05/15/2016	15	15

Cisco Systems, Inc.
5.500% due 02/22/2016	100	115

CITIC Resources Finance Ltd.
6.750% due 05/15/2014	17,900	16,110

CityCenter Holdings LLC
7.625% due 01/15/2016	19,900	18,806

CoBank ACB
7.875% due 04/16/2018	4,900	5,909

Codelco, Inc.
6.150% due 10/24/2036	23,200	28,307
7.500% due 01/15/2019	3,400	4,294

Colgate-Palmolive Co.
5.980% due 04/25/2012	150	154

Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	250	292

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	30,697	33,742

Comcast Cable Communications LLC
7.125% due 06/15/2013	400	437

Comcast Corp.
4.950% due 06/15/2016	230	255
5.300% due 01/15/2014	250	271
5.650% due 06/15/2035	435	458
5.700% due 05/15/2018	335	388
5.700% due 07/01/2019	15	18
5.850% due 11/15/2015	825	937
5.900% due 03/15/2016	7,925	9,081
6.300% due 11/15/2017	390	457
6.450% due 03/15/2037	22,200	25,685
6.500% due 01/15/2015	250	285
6.500% due 01/15/2017	383	451
6.550% due 07/01/2039	120	140
7.050% due 03/15/2033	725	889

Commercial Metals Co.
6.500% due 07/15/2017	2,400	2,399

Community Health Systems, Inc.
8.875% due 07/15/2015	2,500	2,463

Computer Sciences Corp.
5.000% due 02/15/2013	5,000	5,191
5.500% due 03/15/2013	2,000	2,096
6.500% due 03/15/2018	31,745	34,369

Continental Airlines Pass-Through Trust
6.820% due 11/01/2019	4,904	5,026
7.707% due 10/02/2022	2,482	2,556
9.000% due 07/08/2016	12,541	13,544

Continental Airlines, Inc.
6.750% due 09/15/2015	2,500	2,413
6.920% due 04/02/2013 (r)	3,178	3,169

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Con-way, Inc.
7.250% due 01/15/2018		$19,400	$21,787

Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		2,000	2,020
9.250% due 06/30/2020		11,000	9,900

Costco Wholesale Corp.
5.500% due 03/15/2017		100	118

Coventry Health Care, Inc.
6.125% due 01/15/2015		7,500	8,311

Cox Communications, Inc.
4.625% due 06/01/2013		6,000	6,312
5.450% due 12/15/2014		340	377
5.875% due 12/01/2016		350	398
6.450% due 12/01/2036		5,000	5,750
7.125% due 10/01/2012		35	37
8.375% due 03/01/2039		105	145
9.375% due 01/15/2019		175	243

CRH America, Inc.
8.125% due 07/15/2018		10,000	11,724

CSC Holdings LLC
6.750% due 04/15/2012		5,000	5,100
7.875% due 02/15/2018		125	132
8.500% due 04/15/2014		500	542
8.500% due 06/15/2015		750	793

CSN Islands XI Corp.
6.875% due 09/21/2019		25,600	27,200

CSN Resources S.A.
6.500% due 07/21/2020		27,000	28,418

CSX Corp.
5.600% due 05/01/2017		21,200	24,221
6.250% due 03/15/2018		5,852	7,068

CVS Pass-Through Trust
6.036% due 12/10/2028		26	28
6.943% due 01/10/2030		18,946	21,346
7.507% due 01/10/2032		103,454	122,257

Cytec Industries, Inc.
4.600% due 07/01/2013		2,000	2,096
6.000% due 10/01/2015		5,300	5,881
8.950% due 07/01/2017		7,000	8,872

Daimler Finance North America LLC
1.543% due 09/13/2013		69,700	69,749
6.500% due 11/15/2013		37,700	41,417
7.300% due 01/15/2012		39,620	40,309

Darden Restaurants, Inc.
6.200% due 10/15/2017		14,000	16,321

Delhaize America LLC
9.000% due 04/15/2031		80	114

Dell, Inc.
4.700% due 04/15/2013		116,200	122,569
5.650% due 04/15/2018		73,970	83,852
6.500% due 04/15/2038 (l)		95,000	113,329

Delta Air Lines Pass-Through Trust
6.200% due 07/02/2018		20,752	21,374
7.750% due 06/17/2021		4,687	4,922

Deluxe Corp.
5.125% due 10/01/2014		6,200	6,169

Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		5,537	5,426

Deutsche Telekom International Finance BV
4.875% due 07/08/2014		100	107
5.750% due 03/23/2016		460	507
6.500% due 04/08/2022	GBP	15,400	27,908
6.750% due 08/20/2018		$32,190	38,134
8.750% due 06/15/2030		2,870	3,845

Devon Energy Corp.
5.625% due 01/15/2014		350	384
6.300% due 01/15/2019		655	796

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Devon Financing Corp. ULC
7.875% due 09/30/2031	$	2,000	$	2,815

Diageo Capital PLC
5.200% due 01/30/2013		60		63
5.500% due 09/30/2016		50		58

DirecTV Holdings LLC
4.600% due 02/15/2021		70		72

Discovery Communications LLC
5.050% due 06/01/2020		45		49

DISH DBS Corp.
6.375% due 10/01/2011		17,250		17,272
6.625% due 10/01/2014		12,000		12,195
7.000% due 10/01/2013		5,450		5,682
7.125% due 02/01/2016		26,550		27,015
7.750% due 05/31/2015		16,350		16,841

Dolphin Energy Ltd.
5.888% due 06/15/2019		1,060		1,142

Domtar Corp.
9.500% due 08/01/2016		30,670		36,497

Dow Chemical Co.
4.850% due 08/15/2012		61,000		62,819
5.700% due 05/15/2018		535		597
5.900% due 02/15/2015		2,100		2,321
6.000% due 10/01/2012		3,440		3,598
6.850% due 08/15/2013		500		545
7.375% due 11/01/2029		45		57
7.600% due 05/15/2014		1,750		1,990
8.550% due 05/15/2019		50,790		65,228
9.400% due 05/15/2039		600		932

DR Horton, Inc.
5.250% due 02/15/2015		10,000		9,825
5.625% due 09/15/2014		3,000		2,970
5.625% due 01/15/2016		13,700		13,392
6.125% due 01/15/2014		5,000		5,113
6.500% due 04/15/2016		51,500		51,242

E.I. Du Pont De Nemours & Co.
4.750% due 11/15/2012		175		183
5.000% due 01/15/2013		100		105
5.250% due 12/15/2016		10,000		11,501

Eastman Kodak Co.
7.250% due 11/15/2013		80		36

Eaton Vance Corp.
6.500% due 10/02/2017		21,100		24,117

Ecopetrol S.A.
7.625% due 07/23/2019		79,515		93,430

El Paso Corp.
7.000% due 06/15/2017		1,424		1,604
7.250% due 06/01/2018		200		225
7.875% due 06/15/2012		14,100		14,633

El Paso Natural Gas Co.
5.950% due 04/15/2017		3,295		3,726
8.375% due 06/15/2032		13,895		18,380

El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		50		55

Emerson Electric Co.
4.500% due 05/01/2013		95		100

Enbridge Energy Partners LP
5.875% due 12/15/2016		50		57

Enbridge, Inc.
4.900% due 03/01/2015		50		55

Encana Corp.
6.300% due 11/01/2011		14,220		14,277
6.500% due 05/15/2019		95		114
6.500% due 08/15/2034		100		113
6.625% due 08/15/2037		275		319

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Energy Transfer Partners LP
5.650% due 08/01/2012		$6,145	$6,335
6.000% due 07/01/2013		1,435	1,519
6.125% due 02/15/2017		60	65
6.700% due 07/01/2018		1,000	1,122
7.500% due 07/01/2038		5,000	5,456
8.500% due 04/15/2014		200	227
9.000% due 04/15/2019		40	48

Enterprise Products Operating LLC
4.600% due 08/01/2012		6,000	6,158
5.600% due 10/15/2014		85	93
6.500% due 01/31/2019		25,000	29,514
7.625% due 02/15/2012		100	102
8.375% due 08/01/2066		2,000	2,075

EOG Resources, Inc.
1.007% due 02/03/2014		200	202
5.875% due 09/15/2017		30	35

Erac USA Finance LLC
5.800% due 10/15/2012		10,000	10,422
6.375% due 10/15/2017		1,900	2,207

Expedia, Inc.
8.500% due 07/01/2016		16,500	18,143

FBG Finance Ltd.
5.125% due 06/15/2015		1,000	1,086

Fibria Overseas Finance Ltd.
6.750% due 03/03/2021 (l)		31,000	28,055
7.500% due 05/04/2020		21,106	20,051

First Data Corp.
8.250% due 01/15/2021		2,023	1,608
9.875% due 09/24/2015		453	382
12.625% due 01/15/2021		2,023	1,507

Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		500	639

FMC Corp.
5.200% due 12/15/2019		15,000	16,707

Fortune Brands, Inc.
5.375% due 01/15/2016		6,093	6,732

Foster’s Finance Corp.
4.875% due 10/01/2014		6,300	6,771

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		7,345	7,886

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		1,600	1,776

Gap, Inc.
5.950% due 04/12/2021		42,272	39,885

GATX Corp.
4.750% due 10/01/2012		25,000	25,718

Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		59,400	58,806
5.875% due 06/01/2015	EUR	20,000	27,669
6.212% due 11/22/2016		$41,800	42,218
6.510% due 03/07/2022		8,300	8,155
6.605% due 02/13/2018	EUR	500	686
7.288% due 08/16/2037		$48,160	47,137
7.343% due 04/11/2013		52,900	54,815
7.510% due 07/31/2013		35,000	36,835
8.125% due 07/31/2014		5,000	5,325
8.146% due 04/11/2018		197,250	218,351
8.625% due 04/28/2034		192,520	223,323
9.250% due 04/23/2019		25,600	29,952

Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		25,131	26,459

Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013		72,210	76,422

Genentech, Inc.
4.750% due 07/15/2015		100	112

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

General Electric Co.
5.250% due 12/06/2017		$31,848	$35,460

General Mills, Inc.
5.250% due 08/15/2013		15,000	16,183
6.000% due 02/15/2012		7,013	7,146

Georgia-Pacific LLC
5.400% due 11/01/2020		100	102
7.125% due 01/15/2017		18,800	19,735
7.700% due 06/15/2015		1,150	1,320
7.750% due 11/15/2029		700	813
8.000% due 01/15/2024		500	589
8.250% due 05/01/2016		5,000	5,530
9.500% due 12/01/2011		1,855	1,876

Gerdau Holdings, Inc.
7.000% due 01/20/2020		123,600	127,926

Gerdau Trade, Inc.
5.750% due 01/30/2021		85,200	81,579

GlaxoSmithKline Capital, Inc.
4.375% due 04/15/2014		100	109
4.850% due 05/15/2013		28,530	30,450
5.650% due 05/15/2018		100,245	121,524

Grohe Holding GmbH
4.480% due 01/15/2014	EUR	4,382	5,430

Halliburton Co.
6.150% due 09/15/2019		$100	121

Hanson Australia Funding Ltd.
5.250% due 03/15/2013		15,000	15,225

Hanson Ltd.
6.125% due 08/15/2016		73,000	73,730

Hasbro, Inc.
6.300% due 09/15/2017		8,995	10,306

HCA, Inc.
6.250% due 02/15/2013		8,100	8,252
6.500% due 02/15/2020		71,800	70,364
6.750% due 07/15/2013		9,000	9,180
7.500% due 12/15/2023		3,000	2,715
8.360% due 04/15/2024		2,900	2,791
8.500% due 04/15/2019		8,100	8,627
9.875% due 02/15/2017		3,396	3,685

Health Management Associates, Inc.
6.125% due 04/15/2016		16,000	15,800

Hewlett-Packard Co.
0.588% due 05/24/2013		31,200	30,861
2.950% due 08/15/2012		35	36
6.500% due 07/01/2012		175	182

Hidden Ridge Facility Trustee
5.750% due 01/01/2021		8,826	9,082

Historic TW, Inc.
9.125% due 01/15/2013		12,125	13,252

HJ Heinz Finance Co.
6.000% due 03/15/2012		27,000	27,594

Home Depot, Inc.
5.400% due 03/01/2016		3,000	3,400

Honeywell International, Inc.
5.300% due 03/01/2018		20	24
6.125% due 11/01/2011		575	577

Husky Energy, Inc.
6.250% due 06/15/2012		1,000	1,036

Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		6,000	6,481
6.500% due 02/13/2013		8,000	8,507
7.625% due 04/09/2019		10,000	11,947

Hyundai Capital America
3.750% due 04/06/2016		20,000	19,781

Hyundai Motor Manufacturing Czech SRO
4.500% due 04/15/2015		11,000	11,267

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Indian Oil Corp. Ltd.
4.750% due 01/22/2015	$5,000	$5,129

Indosat Palapa Co. BV
7.375% due 07/29/2020	15,000	15,000

Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016	445	452

Intergen NV
9.000% due 06/30/2017	1,062	1,086

International Business Machines Corp.
5.700% due 09/14/2017	27,958	33,332
7.625% due 10/15/2018	170	226
8.375% due 11/01/2019	100	141

International Paper Co.
5.300% due 04/01/2015	200	212

JC Penney Corp., Inc.
9.000% due 08/01/2012	4,900	5,170

Johnson & Johnson
6.950% due 09/01/2029	100	145

Jones Group, Inc.
5.125% due 11/15/2014 (l)	44,170	43,563

KazMunayGas National Co.
7.000% due 05/05/2020	50,000	50,188

KB Home
5.750% due 02/01/2014	10,000	8,750
5.875% due 01/15/2015	29,140	23,749
6.250% due 06/15/2015	17,355	13,971

Kellogg Co.
5.125% due 12/03/2012	300	314

Kerr-McGee Corp.
6.950% due 07/01/2024	3,825	4,488

KeySpan Corp.
4.650% due 04/01/2013	6,900	7,216

Kimberly-Clark Corp.
5.000% due 08/15/2013	20	21

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	210	225
5.125% due 11/15/2014	100	109
5.625% due 02/15/2015	100	111
5.850% due 09/15/2012	10,400	10,825
5.950% due 02/15/2018	2,270	2,590
6.500% due 09/01/2039	10,145	10,962
6.950% due 01/15/2038	28,465	31,905
7.125% due 03/15/2012	165	169
7.400% due 03/15/2031	220	266

Kraft Foods, Inc.
5.250% due 10/01/2013	150	160
5.625% due 11/01/2011	6,262	6,282
6.125% due 02/01/2018	154,485	181,760
6.125% due 08/23/2018	15,000	17,727
6.500% due 08/11/2017	510	606
6.875% due 02/01/2038	57,500	72,911

Kroger Co.
3.900% due 10/01/2015	250	268
5.000% due 04/15/2013	500	526

L-3 Communications Corp.
5.200% due 10/15/2019	8,200	8,677

Lender Processing Services, Inc.
8.125% due 07/01/2016	500	473

Lennar Corp.
5.500% due 09/01/2014	29,500	27,878
5.600% due 05/31/2015	44,986	41,162
5.950% due 10/17/2011	18,000	18,027
5.950% due 03/01/2013	15,800	15,879
6.500% due 04/15/2016	4,000	3,700

Lexmark International, Inc.
5.900% due 06/01/2013	21,470	22,800

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lighthouse International Co. S.A.
8.000% due 04/30/2014	EUR	600	$125

Limited Brands, Inc.
5.250% due 11/01/2014		$4,496	4,698
6.125% due 12/01/2012		12,040	12,461
6.900% due 07/15/2017		102,465	107,844
8.500% due 06/15/2019		17,000	19,295

Lockheed Martin Corp.
7.650% due 05/01/2016		4,600	5,660

Loews Corp.
5.250% due 03/15/2016		37,500	40,842

Lorillard Tobacco Co.
7.000% due 08/04/2041		14,900	15,901

Lowe’s Cos., Inc.
5.000% due 10/15/2015		140	158
5.500% due 10/15/2035		50	57

Lukoil International Finance BV
6.125% due 11/09/2020		600	564

Lyondell Chemical Co.
8.000% due 11/01/2017		33,860	36,653

Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		79,830	81,069
5.875% due 01/15/2013		21,364	22,285
5.900% due 12/01/2016		15,000	16,492
8.000% due 07/15/2012		12,125	12,654
8.125% due 07/15/2015		51,610	60,167

Manpower, Inc.
4.750% due 06/14/2013	EUR	45,500	63,411

Marathon Oil Corp.
6.000% due 10/01/2017		$40,500	46,379

Marks & Spencer PLC
6.250% due 12/01/2017		2,200	2,379

Marriott International, Inc.
4.625% due 06/15/2012		15,000	15,319
6.375% due 06/15/2017		14,400	16,594

Masco Corp.
4.800% due 06/15/2015		9,000	8,716
5.850% due 03/15/2017		12,020	11,424
5.875% due 07/15/2012		59,000	60,060
6.125% due 10/03/2016		15,200	14,848
7.125% due 08/15/2013		10,000	10,668

Maytag Corp.
5.000% due 05/15/2015		10,000	10,819

McDonald’s Corp.
5.000% due 02/01/2019		200	234
5.300% due 03/15/2017		125	145

McKesson Corp.
5.700% due 03/01/2017		11,600	13,634
7.500% due 02/15/2019		8,000	10,414

MDC Holdings, Inc.
5.375% due 12/15/2014		12,000	12,778

MeadWestvaco Corp.
7.375% due 09/01/2019		20,000	22,839

Meccanica Holdings USA, Inc.
6.250% due 01/15/2040		10,600	9,154

MGM Resorts International
9.000% due 03/15/2020		6,000	6,263
10.375% due 05/15/2014		5,650	6,194

Midcontinent Express Pipeline LLC
5.450% due 09/15/2014		4,800	5,146
6.700% due 09/15/2019		55	62

Motorola Solutions, Inc.
5.375% due 11/15/2012		9,100	9,433
6.000% due 11/15/2017		400	444
8.000% due 11/01/2011		9,175	9,221

Nabors Industries, Inc.
6.150% due 02/15/2018		49,800	55,657

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nakilat, Inc.
6.067% due 12/31/2033		$3,700	$4,024

New York Times Co.
5.000% due 03/15/2015		26,930	26,661

Newell Rubbermaid, Inc.
6.250% due 04/15/2018		19,000	21,676

Newfield Exploration Co.
6.625% due 04/15/2016		600	609

Newmont Mining Corp.
6.250% due 10/01/2039		5,000	5,683

News America, Inc.
5.300% due 12/15/2014		500	545
6.650% due 11/15/2037		60	66
6.900% due 03/01/2019		70	82
8.450% due 08/01/2034		20	25

Noble Group Ltd.
4.875% due 08/05/2015		49,000	45,570
6.750% due 01/29/2020		96,100	84,935
8.500% due 05/30/2013		9,000	9,405

Nokia OYJ
5.375% due 05/15/2019		115	112
6.625% due 05/15/2039		115	108

Nordstrom, Inc.
6.750% due 06/01/2014		2,400	2,715

Norfolk Southern Corp.
5.750% due 04/01/2018		800	940

Northwest Airlines Pass-Through Trust
1.048% due 05/20/2014		1,872	1,741
7.041% due 04/01/2022		11,011	11,561
7.150% due 04/01/2021		1,571	1,516

Northwest Pipeline GP
7.000% due 06/15/2016		113	134

Novartis Capital Corp.
4.125% due 02/10/2014		2,969	3,195
4.400% due 04/24/2020		45,000	51,013

Novartis Securities Investment Ltd.
5.125% due 02/10/2019		71	84

Novatek Finance Ltd.
5.326% due 02/03/2016		76,000	75,050

NXP BV
4.355% due 10/15/2013	EUR	7,370	9,479

Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		$75,900	75,900

Office Depot, Inc.
6.250% due 08/15/2013		73,035	71,027

ONEOK Partners LP
6.150% due 10/01/2016		10,000	11,381
6.850% due 10/15/2037		31,800	38,169

OPTI Canada, Inc.
8.250% due 12/15/2014		700	445

Oracle Corp.
4.950% due 04/15/2013		15,030	16,003
5.000% due 07/08/2019		100	116
5.750% due 04/15/2018		19,335	23,093

Owens-Brockway Glass Container, Inc.
7.375% due 05/15/2016		825	862

Packaging Corp. of America
5.750% due 08/01/2013		10,000	10,682

Pactiv Corp.
8.125% due 06/15/2017		9,800	8,379

Peabody Energy Corp.
6.500% due 09/15/2020		13,300	14,048

Pearson Dollar Finance PLC
5.500% due 05/06/2013		27,800	29,594
5.700% due 06/01/2014		5,000	5,506
6.250% due 05/06/2018		28,000	32,079

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	10,600	$13,120
5.750% due 03/01/2018		$25,400	27,750
6.250% due 08/05/2013	EUR	1,200	1,676
6.375% due 08/05/2016		1,300	1,861
7.500% due 12/18/2013	GBP	2,260	3,736

PepsiCo, Inc.
7.000% due 03/01/2029		$100	142
7.900% due 11/01/2018		150	200

Petrobras International Finance Co.
3.875% due 01/27/2016		190,000	190,380
5.750% due 01/20/2020		132,400	138,755
6.750% due 01/27/2041		50,000	52,250
6.875% due 01/20/2040 (l)		50,000	53,250
7.875% due 03/15/2019		94,120	110,120
8.375% due 12/10/2018		5,025	5,980

Petroleos Mexicanos
4.875% due 03/15/2015		700	740
5.500% due 01/09/2017	EUR	3,200	4,400
5.500% due 01/21/2021 (l)		$21,200	22,472
8.000% due 05/03/2019		50,610	62,250

Petronas Capital Ltd.
7.875% due 05/22/2022		160	204

Pfizer, Inc.
4.450% due 03/15/2012		250	254
4.650% due 03/01/2018		150	171
6.200% due 03/15/2019		100	126

Pharmacia Corp.
6.750% due 12/15/2027		5,000	6,636

PHH Corp.
9.250% due 03/01/2016		2,500	2,581

Philip Morris International, Inc.
4.875% due 05/16/2013		51,540	54,709
5.650% due 05/16/2018		37,960	44,968
6.375% due 05/16/2038		400	519

Pioneer Natural Resources Co.
5.875% due 07/15/2016		27,835	29,561

Pitney Bowes, Inc.
4.750% due 01/15/2016		15,000	15,948

Plains All American Pipeline LP
5.625% due 12/15/2013		10,000	10,787
6.125% due 01/15/2017		25	28

Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014		500	551

PPG Industries, Inc.
6.650% due 03/15/2018		23,500	28,981

Praxair, Inc.
6.375% due 04/01/2012		200	206

President and Fellows of Harvard College
6.000% due 01/15/2019		34,800	43,554

Pride International, Inc.
6.875% due 08/15/2020		18,500	21,411
7.875% due 08/15/2040		6,100	7,855

Princeton University
4.950% due 03/01/2019		6,800	8,054

Pulte Group, Inc.
5.200% due 02/15/2015		9,200	8,372
5.250% due 01/15/2014		50,400	48,258
6.250% due 02/15/2013		10,000	10,050
7.625% due 10/15/2017		2,500	2,412

Quest Diagnostics, Inc.
5.450% due 11/01/2015		1,900	2,135

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		5,000	5,115

Reliance Holdings USA, Inc.
4.500% due 10/19/2020		7,000	6,444

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rexam PLC
6.750% due 06/01/2013	$16,500	$17,667

Reynolds American, Inc.
6.750% due 06/15/2017	11,200	12,934
7.250% due 06/01/2012	46,540	48,386
7.250% due 06/01/2013	94,600	103,258
7.250% due 06/15/2037	1,100	1,242
7.625% due 06/01/2016	12,850	15,409
7.750% due 06/01/2018	8,100	9,894

Reynolds Group Issuer, Inc.
7.125% due 04/15/2019	8,700	8,134
9.000% due 04/15/2019	1,500	1,282

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015	7,836	8,499

Rio Tinto Finance USA Ltd.
6.500% due 07/15/2018	175	211
7.125% due 07/15/2028	60	80
8.950% due 05/01/2014	65	77
9.000% due 05/01/2019	110	148

Roche Holdings, Inc.
6.000% due 03/01/2019	99,778	122,238

Rockies Express Pipeline LLC
6.875% due 04/15/2040	8,257	7,665

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	800	810

Rogers Communications, Inc.
6.375% due 03/01/2014	310	344
6.800% due 08/15/2018	100	122
7.500% due 03/15/2015	75	89

Rohm and Haas Co.
6.000% due 09/15/2017	155,299	175,898
7.850% due 07/15/2029	4,700	6,032

RPM International, Inc.
6.500% due 02/15/2018	26,800	29,995

RR Donnelley & Sons Co.
4.950% due 04/01/2014	800	760
5.625% due 01/15/2012	40,078	39,878
6.125% due 01/15/2017	8,705	7,595
8.600% due 08/15/2016	25,000	24,375

Ryder System, Inc.
6.000% due 03/01/2013	18,690	19,858

Ryland Group, Inc.
5.375% due 01/15/2015	9,000	8,168
6.625% due 05/01/2020	10,000	8,300
8.400% due 05/15/2017	28,000	27,090

RZD Capital Ltd.
5.739% due 04/03/2017	19,810	19,780

SABMiller PLC
5.500% due 08/15/2013	38,300	41,118
6.500% due 07/01/2016	1,900	2,238

Sanmina-SCI Corp.
8.125% due 03/01/2016	300	304

Sanofi
0.673% due 03/28/2014	10,000	9,984

SBA Tower Trust
5.101% due 04/15/2017	2,200	2,392

SCA Finans AB
4.500% due 07/15/2015	5,250	5,544

Seagate Technology HDD Holdings
6.375% due 10/01/2011	39,045	39,143

Sealed Air Corp.
5.625% due 07/15/2013	9,250	9,670

Shell International Finance BV
4.300% due 09/22/2019	500	563

Sheraton Holding Corp.
7.375% due 11/15/2015	5,000	5,412

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Siemens Financieringsmaatschappij NV
5.500% due 02/16/2012	$1,200	$1,217
5.750% due 10/17/2016	21,100	24,698
6.125% due 08/17/2026	10,800	13,306

Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020	100	94

Snap-On, Inc.
6.125% due 09/01/2021	67,000	80,901

Southern Co.
5.300% due 01/15/2012	300	304

Southern Natural Gas Co.
5.900% due 04/01/2017	5,000	5,637
8.000% due 03/01/2032	500	649

Southwest Airlines Co.
5.125% due 03/01/2017	4,500	4,832

Southwestern Energy Co.
7.500% due 02/01/2018	500	569

Spectra Energy Capital LLC
5.500% due 03/01/2014	23,850	25,723
5.668% due 08/15/2014	35	38
6.200% due 04/15/2018	8,400	9,512

Staples, Inc.
9.750% due 01/15/2014	18,000	20,881

Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	35,271	36,505
7.875% due 05/01/2012	35,500	36,388
7.875% due 10/15/2014	43,700	47,414

STATS ChipPAC Ltd.
7.500% due 08/12/2015	10,000	9,650

Steel Dynamics, Inc.
7.375% due 11/01/2012	800	820

Suncor Energy, Inc.
6.100% due 06/01/2018	3,900	4,559
6.850% due 06/01/2039	1,600	1,956

SunGard Data Systems, Inc.
10.250% due 08/15/2015	9,000	9,135

Target Corp.
5.125% due 01/15/2013	2,000	2,115
5.375% due 05/01/2017	40	47
5.875% due 03/01/2012	245	250
6.000% due 01/15/2018	200	243
7.000% due 01/15/2038	17,700	24,385

Tate & Lyle International Finance PLC
5.000% due 11/15/2014	12,000	13,001

TCI Communications, Inc.
8.750% due 08/01/2015	5	6

Teck Resources Ltd.
4.500% due 01/15/2021	100	102
9.750% due 05/15/2014	5,571	6,609

Telefonica Emisiones S.A.U.
0.594% due 02/04/2013	100	96
5.855% due 02/04/2013	114	116
5.877% due 07/15/2019	20	20
6.221% due 07/03/2017	10,200	10,328
6.421% due 06/20/2016	5,196	5,336
7.045% due 06/20/2036	75	75

Temple-Inland, Inc.
6.375% due 01/15/2016	5,000	5,617
6.625% due 01/15/2018	15,430	17,123
7.875% due 05/01/2012	5,500	5,696

Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	10,275	12,101

Tesco PLC
5.500% due 11/15/2017	500	584

Teva Pharmaceutical Finance III LLC
1.500% due 06/15/2012	100,000	100,590

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Time Warner Cable, Inc.
5.400% due 07/02/2012	$9,469	$9,776
5.850% due 05/01/2017	60	67
6.200% due 07/01/2013	4,858	5,251
6.550% due 05/01/2037	215	240
6.750% due 07/01/2018	155	181
7.500% due 04/01/2014	100	113
8.250% due 02/14/2014	80	91
8.250% due 04/01/2019	675	847
8.750% due 02/14/2019	175	225

Time Warner, Inc.
5.875% due 11/15/2016	2,035	2,304
6.100% due 07/15/2040	29,100	32,160
6.500% due 11/15/2036	20,000	22,832
6.875% due 05/01/2012	390	403
7.625% due 04/15/2031	970	1,217
7.700% due 05/01/2032	115	147

Toll Brothers Finance Corp.
5.150% due 05/15/2015	10,000	10,098
5.950% due 09/15/2013 (l)	10,000	10,418
6.750% due 11/01/2019	10,000	10,259
8.910% due 10/15/2017	77,650	87,857

Total Capital S.A.
4.450% due 06/24/2020	73,500	82,435

TransCanada Pipelines Ltd.
3.800% due 10/01/2020	100	106
4.000% due 06/15/2013	20	21
6.500% due 08/15/2018	400	491
7.125% due 01/15/2019	35,124	44,706
7.250% due 08/15/2038	110	150
7.625% due 01/15/2039	39,682	54,225

Transocean, Inc.
4.950% due 11/15/2015	224,000	236,258
5.250% due 03/15/2013	15	16
6.000% due 03/15/2018	3,000	3,202

Tyco Electronics Group S.A.
6.000% due 10/01/2012	6,700	7,022
6.550% due 10/01/2017	9,800	11,542

Tyson Foods, Inc.
6.850% due 04/01/2016	18,908	20,657
10.500% due 03/01/2014	43,500	50,460

UAL Equipment Trust AB
10.850% due 02/19/2015 (a)	1,881	865

UAL Pass-Through Trust
9.200% due 03/29/2049 (a)	1,603	898
10.020% due 03/22/2014 (a)	6,141	2,464
10.125% due 03/22/2015 (a)	8,463	3,385
10.400% due 05/01/2018	49,683	53,658

Union Pacific Corp.
4.163% due 07/15/2022	14,556	15,593
5.450% due 01/31/2013	6,390	6,774
6.125% due 02/15/2020	40,000	48,738

Union Pacific Railroad Co. Pass-Through Trust
4.698% due 01/02/2024	124	136

United Technologies Corp.
5.375% due 12/15/2017	20	23
6.100% due 05/15/2012	150	155

UnitedHealth Group, Inc.
4.875% due 02/15/2013	44,500	46,717
4.875% due 04/01/2013	175	184
6.000% due 02/15/2018	60,600	72,082
6.875% due 02/15/2038	7,500	9,872

Universal Corp.
6.250% due 12/01/2014	33,000	36,366

Universal Health Services, Inc.
7.125% due 06/30/2016	17,575	18,498

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016	$1,500	$1,515
9.500% due 01/21/2020	9,900	9,504

UST LLC
5.750% due 03/01/2018	52,665	60,702

Vale Overseas Ltd.
4.625% due 09/15/2020	8,750	8,575
6.250% due 01/23/2017	39,835	43,281
6.875% due 11/21/2036	40,078	43,425
6.875% due 11/10/2039	82,100	89,078
8.250% due 01/17/2034	2,565	3,150

Valero Energy Corp.
6.625% due 06/15/2037	25	27
9.375% due 03/15/2019	15,000	19,270

Viacom, Inc.
4.375% due 09/15/2014	15	16
6.875% due 04/30/2036	145	174

Videotron Ltee
6.875% due 01/15/2014	304	306
9.125% due 04/15/2018	1,850	2,026

Vivendi S.A.
5.750% due 04/04/2013	145,000	153,041
6.625% due 04/04/2018	181,500	206,478

Volkswagen International Finance NV
0.824% due 10/01/2012	1,000	1,002

Walgreen Co.
5.250% due 01/15/2019	20	24

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	3,300	3,487
4.550% due 05/01/2013	100	106
5.375% due 04/05/2017	2,716	3,210
5.800% due 02/15/2018	48,900	59,509

Walt Disney Co.
6.000% due 07/17/2017	70	84
6.375% due 03/01/2012	40	41

Waste Management, Inc.
5.000% due 03/15/2014	7,650	8,320
6.100% due 03/15/2018	1,800	2,080
7.125% due 12/15/2017	1,800	2,229
7.375% due 03/11/2019	12,000	15,079

WellPoint Health Networks, Inc.
6.375% due 01/15/2012	10,360	10,524

Wesfarmers Ltd.
6.998% due 04/10/2013	48,200	51,795

Westvaco Corp.
7.950% due 02/15/2031	22,000	24,938

Whirlpool Corp.
5.500% due 03/01/2013	10,300	10,772
6.500% due 06/15/2016	5,000	5,805
7.750% due 07/15/2016	11,000	13,286
8.000% due 05/01/2012	600	623

Williams Cos., Inc.
7.875% due 09/01/2021	140	166

Windstream Corp.
8.125% due 08/01/2013	5,000	5,288
8.625% due 08/01/2016	1,206	1,248

WM Wrigley Jr. Co.
2.450% due 06/28/2012	5,000	5,062
3.050% due 06/28/2013	6,250	6,385

WMG Acquisition Corp.
9.500% due 06/15/2016	1,020	1,038

WPP Finance UK
5.875% due 06/15/2014	2,400	2,597

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wyeth
5.500% due 03/15/2013	$10,000	$10,692
5.500% due 02/01/2014	225	248
5.500% due 02/15/2016	850	979
7.250% due 03/01/2023	250	334

Wynn Las Vegas LLC
7.750% due 08/15/2020	4,000	4,220

Xerox Corp.
5.500% due 05/15/2012	250	257
6.750% due 02/01/2017	250	287

Xstrata Canada Corp.
6.000% due 10/15/2015	110	121

Xstrata Finance Canada Ltd.
5.500% due 11/16/2011	11,250	11,306
5.800% due 11/15/2016	1,265	1,393

Yum! Brands, Inc.
6.250% due 03/15/2018	2,000	2,370

		11,869,583

UTILITIES 1.9%

AES Corp.
7.375% due 07/01/2021	41,450	39,377
7.750% due 03/01/2014	2,515	2,578
8.000% due 10/15/2017	4,500	4,545
9.750% due 04/15/2016	825	891

AES Red Oak LLC
8.540% due 11/30/2019	6,693	6,894

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	22,200	22,355
6.103% due 06/27/2012	33,025	33,771
7.700% due 08/07/2013	31,300	33,222
8.700% due 08/07/2018	94,600	109,854

Alabama Power Co.
5.500% due 10/15/2017	250	296

Alltel Corp.
7.000% due 07/01/2012	10,759	11,235

Ameren Corp.
8.875% due 05/15/2014	25,500	28,872

Ameren Energy Generating Co.
7.000% due 04/15/2018	3,000	3,052
7.950% due 06/01/2032	4,085	3,983

Appalachian Power Co.
4.950% due 02/01/2015	25	27
5.650% due 08/15/2012	2,840	2,947

AT&T Corp.
7.300% due 11/15/2011	2,715	2,734
8.000% due 11/15/2031	350	491

AT&T Mobility LLC
6.500% due 12/15/2011	330	334

AT&T, Inc.
4.850% due 02/15/2014	5,000	5,380
4.950% due 01/15/2013	177,040	185,493
5.100% due 09/15/2014	1,510	1,660
5.350% due 09/01/2040	739	777
5.500% due 02/01/2018	195,300	225,970
5.600% due 05/15/2018	25	29
5.625% due 06/15/2016	25	29
5.800% due 02/15/2019	435	511
6.300% due 01/15/2038	123,240	142,006
6.400% due 05/15/2038	180	210
6.450% due 06/15/2034	100	116
6.500% due 09/01/2037	309,500	363,580
6.550% due 02/15/2039	50	60
6.700% due 11/15/2013	100	111

Baltimore Gas & Electric Co.
6.125% due 07/01/2013	30	32

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BellSouth Corp.
4.463% due 04/26/2021	$86,800	$88,391
5.200% due 09/15/2014	27,800	30,560
6.550% due 06/15/2034	20,000	23,314

BP Capital Markets PLC
2.375% due 12/14/2011	2,730	2,740
3.125% due 03/10/2012	20,400	20,591
3.625% due 05/08/2014	180	189
4.742% due 03/11/2021	50	55
5.250% due 11/07/2013	820	883

British Telecommunications PLC
5.150% due 01/15/2013	450	471

Calpine Construction Finance Co. LP
8.000% due 06/01/2016	18,000	18,540

Carolina Power & Light Co.
5.125% due 09/15/2013	50	54
6.500% due 07/15/2012	275	287

CenterPoint Energy, Inc.
5.950% due 02/01/2017	7,800	8,859

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	35,700	40,341
7.750% due 11/30/2015	1,300	1,476

CenturyLink, Inc.
6.000% due 04/01/2017	21,900	21,492
6.150% due 09/15/2019	4,000	3,718
7.600% due 09/15/2039	8,900	8,043

Cleco Power LLC
6.000% due 12/01/2040	11,700	13,980

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	9,000	9,906

Columbus Southern Power Co.
6.050% due 05/01/2018	30	35

Consolidated Edison Co. of New York, Inc.
5.375% due 12/15/2015	100	114
5.850% due 04/01/2018	105,540	127,764
6.750% due 04/01/2038	35,000	48,086
7.125% due 12/01/2018	335	429

Consolidated Natural Gas Co.
6.250% due 11/01/2011	15,880	15,943

Constellation Energy Group, Inc.
4.550% due 06/15/2015	3,000	3,150

Dominion Resources, Inc.
5.000% due 03/15/2013	250	264
5.150% due 07/15/2015	100	112
5.200% due 01/15/2016	15,300	17,225
5.250% due 08/01/2033	70	80
5.700% due 09/17/2012	100	104
6.400% due 06/15/2018	22,010	26,541
7.000% due 06/15/2038	25	33
8.875% due 01/15/2019	105	140

Duke Energy Carolinas LLC
5.100% due 04/15/2018	14,050	16,344
5.625% due 11/30/2012	5,100	5,353
5.750% due 11/15/2013	300	329

Duke Energy Corp.
6.300% due 02/01/2014	367	407

Duke Energy Ohio, Inc.
5.700% due 09/15/2012	135	141

Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	15,600	15,861

E.ON International Finance BV
6.650% due 04/30/2038	1,100	1,383

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

EDF S.A.
4.600% due 01/27/2020	$95,900	$100,733
5.500% due 01/26/2014	168,600	180,746
5.600% due 01/27/2040	53,000	57,303
6.500% due 01/26/2019	170,190	199,451
6.950% due 01/26/2039	149,550	187,296

Embarq Corp.
6.738% due 06/01/2013	300	312
7.082% due 06/01/2016	97,169	100,745
7.995% due 06/01/2036	300	283

Enel Finance International NV
3.875% due 10/07/2014	6,400	6,252
5.125% due 10/07/2019	235	221
5.700% due 01/15/2013	300	307
6.250% due 09/15/2017	2,400	2,429
6.800% due 09/15/2037	1,700	1,595

ENN Energy Holdings Ltd.
6.000% due 05/13/2021	38,600	37,437

Entergy Corp.
3.625% due 09/15/2015	200	200

FirstEnergy Corp.
6.450% due 11/15/2011	807	811
7.375% due 11/15/2031	95	118

FirstEnergy Solutions Corp.
6.800% due 08/15/2039	115	126

Florida Power Corp.
5.100% due 12/01/2015	500	570
5.650% due 06/15/2018	70	84

France Telecom S.A.
2.125% due 09/16/2015	10,000	9,913
4.375% due 07/08/2014	26,400	28,201
8.500% due 03/01/2031	490	682

Frontier Communications Corp.
6.250% due 01/15/2013	10,000	10,075
8.250% due 05/01/2014	1,000	1,036

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	87,500	97,698
10.500% due 03/25/2014	105,200	117,382

GTE Corp.
6.940% due 04/15/2028	50	62

Gulf Power Co.
5.300% due 12/01/2016	40	45

Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019	150	145

Indiana Michigan Power Co.
5.650% due 12/01/2015	425	482

Integrys Energy Group, Inc.
6.110% due 12/01/2066	375	360

Jersey Central Power & Light Co.
7.350% due 02/01/2019	52	66

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	23,000	23,172

Kinder Morgan Kansas, Inc.
5.150% due 03/01/2015	1,900	1,928
6.500% due 09/01/2012	4,250	4,388

Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015	2,500	2,457
6.250% due 06/17/2014	5,700	6,182

KT Corp.
4.875% due 07/15/2015	100	106

Majapahit Holding BV
7.250% due 10/17/2011	15,000	15,019
7.250% due 06/28/2017	9,100	9,912
7.750% due 01/20/2020	10,400	11,606
8.000% due 08/07/2019	4,600	5,198

MidAmerican Energy Co.
4.650% due 10/01/2014	100	110

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MidAmerican Energy Holdings Co.
5.750% due 04/01/2018	$65	$75
6.125% due 04/01/2036	44,790	53,965

Midwest Generation LLC
8.560% due 01/02/2016	1,073	1,057

Monongahela Power Co.
7.950% due 12/15/2013	13,000	14,766

National Grid PLC
6.300% due 08/01/2016	4,500	5,182

Nevada Power Co.
6.750% due 07/01/2037	500	679
7.125% due 03/15/2019	165	207

New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	10,505	10,931

NextEra Energy Capital Holdings, Inc.
5.350% due 06/15/2013	1,965	2,094
7.875% due 12/15/2015	8,000	9,558

NGPL PipeCo LLC
6.514% due 12/15/2012	201,330	209,624
7.119% due 12/15/2017	58,640	61,961
7.768% due 12/15/2037	5,250	5,226

Northwestern Bell Telephone
7.750% due 05/01/2030	19,625	21,215

NRG Energy, Inc.
7.375% due 01/15/2017	14,800	15,336
8.500% due 06/15/2019	20	19

NSG Holdings LLC
7.750% due 12/15/2025	800	780

NV Energy, Inc.
6.750% due 08/15/2017	10	10

Ohio Edison Co.
5.450% due 05/01/2015	350	386

Oncor Electric Delivery Co. LLC
6.800% due 09/01/2018	109	133

Pacific Gas & Electric Co.
5.625% due 11/30/2017	500	584
5.800% due 03/01/2037	525	614
8.250% due 10/15/2018	495	661

PacifiCorp
5.500% due 01/15/2019	75	90

Peco Energy Co.
5.600% due 10/15/2013	8,500	9,234
5.950% due 10/01/2036	50	62

Penn Virginia Corp.
10.375% due 06/15/2016	400	421

Petronas Global Sukuk Ltd.
4.250% due 08/12/2014	205	217

PG&E Corp.
5.750% due 04/01/2014	100	110

PPL Capital Funding, Inc.
6.700% due 03/30/2067	2,008	1,920

PPL Energy Supply LLC
5.700% due 10/15/2035	5,000	5,428
6.300% due 07/15/2013	10,000	10,706
6.400% due 11/01/2011	11,000	11,045

Progress Energy, Inc.
7.050% due 03/15/2019	17,550	21,883
7.750% due 03/01/2031	520	716

PSEG Power LLC
5.000% due 04/01/2014	10,425	11,174
5.320% due 09/15/2016	2,305	2,554
5.500% due 12/01/2015	8,000	8,855
6.950% due 06/01/2012	272	282

Public Service Co. of Colorado
3.200% due 11/15/2020	6	6

Public Service Electric & Gas Co.
6.330% due 11/01/2013	25	28

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Puget Sound Energy, Inc.
5.757% due 10/01/2039		$50	$61

Qtel International Finance Ltd.
3.375% due 10/14/2016		11,100	11,162
4.750% due 02/16/2021		46,100	46,273
5.000% due 10/19/2025		29,600	29,100

Qwest Corp.
3.597% due 06/15/2013		110,770	111,601
6.500% due 06/01/2017		300	311
7.500% due 10/01/2014		1,700	1,844
7.625% due 06/15/2015		2,450	2,634
8.375% due 05/01/2016		10,250	11,301
8.875% due 03/15/2012		52,375	54,274

Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020 (l)		54,657	59,237
6.332% due 09/30/2027		4,000	4,496

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		7,006	7,593

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014		2,500	2,731
5.832% due 09/30/2016		10,628	11,493
5.838% due 09/30/2027		45,300	50,056
6.332% due 09/30/2027		3,000	3,372
6.750% due 09/30/2019 (l)		11,400	13,594

Sempra Energy
9.800% due 02/15/2019		15,000	21,044

Southern California Edison Co.
5.500% due 08/15/2018		40	48
5.750% due 03/15/2014		500	555

Southern California Gas Co.
4.800% due 10/01/2012		50	52

Sprint Capital Corp.
8.375% due 03/15/2012		20,750	21,061

Sprint Nextel Corp.
6.000% due 12/01/2016		4,750	4,109

Telecom Italia Capital S.A.
4.950% due 09/30/2014		30	29
5.250% due 11/15/2013		144	141
5.250% due 10/01/2015		35	33
6.000% due 09/30/2034		122	100
6.999% due 06/04/2018		15,030	15,095

Tenaska Alabama Partners LP
7.000% due 06/30/2021		76	79

TNK-BP Finance S.A.
6.125% due 03/20/2012		39,300	39,890
6.625% due 03/20/2017		7,000	7,018
6.625% due 03/20/2017 (l)		10,000	10,025
7.250% due 02/02/2020		4,100	4,151
7.500% due 03/13/2013		73,100	75,476
7.500% due 07/18/2016		26,800	27,875
7.875% due 03/13/2018		11,600	12,180

Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	107,000	1,238
1.500% due 05/30/2014		293,000	3,311
1.850% due 07/28/2014		223,000	2,533
4.100% due 05/29/2015		184,000	2,237
4.500% due 03/24/2014	EUR	51,750	55,466
5.050% due 11/28/2014	JPY	50,000	623

Verizon Communications, Inc.
5.250% due 04/15/2013		$18,310	19,474
5.500% due 04/01/2017		1,735	1,981
5.550% due 02/15/2016		2,000	2,285
5.850% due 09/15/2035		615	726
6.100% due 04/15/2018		65,115	77,836
6.900% due 04/15/2038		14,955	19,403
8.750% due 11/01/2018		1,664	2,234

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Verizon Global Funding Corp.
6.875% due 06/15/2012	$150	$156
7.375% due 09/01/2012	445	471
7.750% due 12/01/2030	9,570	13,218

Verizon New Jersey, Inc.
5.875% due 01/17/2012	865	878

Verizon New York, Inc.
7.375% due 04/01/2032	200	248

Verizon Virginia, Inc.
4.625% due 03/15/2013	500	523

Verizon Wireless Capital LLC
5.250% due 02/01/2012	68,300	69,256
5.550% due 02/01/2014	1,262	1,382
8.500% due 11/15/2018	340	454

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018	5,000	4,875

Virgin Media Finance PLC
9.500% due 08/15/2016	1,525	1,655

Virginia Electric and Power Co.
5.400% due 04/30/2018	7,230	8,534
5.950% due 09/15/2017	15	18

Vodafone Group PLC
0.599% due 02/27/2012	40,000	40,029
4.150% due 06/10/2014	160	172
5.450% due 06/10/2019	425	500
5.625% due 02/27/2017	353	405
5.750% due 03/15/2016	545	623
6.150% due 02/27/2037	105	131

Wisconsin Electric Power Co.
6.000% due 04/01/2014	25	28

Wisconsin Energy Corp.
6.250% due 05/15/2067	15,000	14,999

		4,538,184

Total Corporate Bonds & Notes (Cost $71,663,808)		73,085,147

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%

Affiliated Managers Group, Inc.
3.950% due 08/15/2038	4,000	4,215

Boston Properties LP
2.875% due 02/15/2037	18,600	18,763

ProLogis LP
2.250% due 04/01/2037	10,500	10,526

		33,504

INDUSTRIALS 0.1%

Host Hotels & Resorts LP
2.625% due 04/15/2027	44,500	44,834

LifePoint Hospitals, Inc.
3.500% due 05/15/2014	1,000	1,018

Transocean, Inc.
1.500% due 12/15/2037	128,200	126,847

		172,699

Total Convertible Bonds & Notes (Cost $196,073)		206,203

MUNICIPAL BONDS & NOTES 4.3%
ALABAMA 0.0%

Huntsville-Redstone Village, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 01/01/2043	1,600	1,219

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ARIZONA 0.0%

Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	$6,500	$4,951

Arizona State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
11.928% due 01/01/2032	4,815	6,323
16.315% due 01/01/2031	3,700	5,544

Arizona State Salt River Project Agricultural Improvement & Power District Revenue Bonds, Series 2005
8.770% due 01/01/2032	500	512

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.000% due 06/01/2037	1,260	976
5.500% due 07/01/2037	5,000	4,199

University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	10,000	11,102

		33,607

ARKANSAS 0.0%

Arkansas State Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2046	7,000	1,305

CALIFORNIA 1.6%

Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,600	1,909

Alameda County, California Oakland Unified School District General Obligation Bonds, (BABs), Series 2009
9.500% due 08/01/2034	9,000	9,954

Alameda County, California Unified School District General Obligation Bonds, (AGM Insured), Series 2004
0.000% due 08/01/2024	3,500	1,774
0.000% due 08/01/2025	3,000	1,421

Alameda, California Corridor Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2004
0.000% due 10/01/2016	9,610	7,674

Alameda, California Corridor Transportation Authority Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	120	122

Bell, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.480% due 08/01/2019	525	358

Brea, California Redevelopment Agency Tax Allocation Bonds, Series 2011
0.000% due 08/01/2034	2,665	494

Burbank, California Revenue Bonds, (BABs), Series 2010
6.323% due 06/01/2040	25,000	28,749

California State ABC Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2000
0.000% due 08/01/2023	2,000	1,058

California State Bay Area Governments Association Revenue Bonds, (AGM Insured), Series 1994
6.000% due 12/15/2014	5	5

California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	100,985	131,519

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	$90,500	$117,647
6.918% due 04/01/2040	51,240	65,934
7.043% due 04/01/2050	144,700	194,238

California State Calleguas-Las Virgenes Public Financing Authority Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	6,710	7,714

California State Ceres Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2027	2,300	888
0.000% due 08/01/2028	2,825	1,011
0.000% due 08/01/2029	2,940	978

California State East Side Union High School District General Obligation Bonds, (SGI Insured), Series 2005
0.000% due 08/01/2021	1,985	1,217
0.000% due 08/01/2022	1,490	859

California State Educational Facilities Authority Revenue Bonds, (NPFGC Insured), Series 2001
0.000% due 10/01/2034	5,930	1,422

California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	86,800	104,587
7.550% due 04/01/2039	118,237	144,989

California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	198,965	246,356
7.625% due 03/01/2040	100	123
7.700% due 11/01/2030	14,750	16,816
7.950% due 03/01/2036	37,800	42,928

California State General Obligation Bonds, Series 1996
5.250% due 06/01/2015	20	20

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	400	410

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	74,850	79,327

California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	150	166
5.950% due 04/01/2016	3,200	3,609

California State Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	68,200	80,277

California State Infrastructure & Economic Development Bank Revenue Notes, Series 2008
4.000% due 10/01/2014	85	92
4.000% due 10/01/2017	100	110

California State Las Virgenes Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 09/01/2026	6,140	2,791

California State Lee Lake Water District Community Facilities District No. 2 Special Tax Bonds, Series 2002
6.125% due 09/01/2032	825	825

California State Municipal Finance Authority Revenue Bonds, Series 2008
7.000% due 10/01/2039	500	440

California State Northern Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	51,000	59,619

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Palomar Community College District General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	$42,000	$46,421

California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 1996
5.625% due 03/01/2016	110	110

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	63,220	68,573

California State Riverside Community College District General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	13,660
7.021% due 08/01/2040	14,900	16,013

California State Southern Mono Health Care District General Obligation Bonds, (NPFGC Insured), Series 2002
0.000% due 08/01/2026	1,800	724

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	3,000	2,786
6.000% due 06/01/2035	10,000	7,837
6.125% due 06/01/2038	2,000	1,543
6.125% due 06/01/2043	2,000	1,574

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2033	10,145	1,093
5.450% due 06/01/2028	15,000	12,374

California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	15,500	17,687

California State William S. Hart Joint School Financing Authority Revenue Bonds, Series 2004
5.625% due 09/01/2034	1,500	1,502

California Statewide Communities Development Authority Revenue Bonds, Series 2000
6.750% due 10/01/2030	3,000	3,008

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.125% due 07/15/2031	2,500	2,034
5.250% due 07/01/2042	1,250	961
5.500% due 11/01/2038	2,750	2,443

California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	36,685	50,089

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	15,797

Chino Valley, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2006
0.000% due 08/01/2023	300	158

Chula Vista, California Community Facilities District Special Tax Bonds, Series 2005
5.250% due 09/01/2030	1,895	1,628

Clovis, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2023	2,000	1,083
0.000% due 08/01/2025	3,535	1,654
0.000% due 08/01/2027	2,500	1,018

Compton, California Community Redevelopment Agency Tax Allocation Bonds, Series 2010
7.740% due 08/01/2024	1,305	1,383

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Contra Costa, California Community College District General Obligation Bonds, (BABs), Series 2010
6.504% due 08/01/2034	$35,000	$41,513

Covina-Valley, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2003
0.000% due 06/01/2025	3,130	1,374

Dixon, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 1998
4.850% due 09/02/2012	70	71

Empire Union, California School District Special Tax Bonds, (AMBAC Insured), Series 2002
0.000% due 10/01/2030	1,560	473
0.000% due 10/01/2032	1,265	341

Escondido, California Union School District General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 08/01/2027	1,000	430

Eureka, California Union School District General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 08/01/2027	2,440	981

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1999
0.000% due 01/15/2033	5,000	1,233
0.000% due 01/15/2034	5,000	1,130

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	20,200	20,232
5.000% due 06/01/2038	45,000	44,604

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	25,700	18,025
5.125% due 06/01/2047	37,000	23,564
5.300% due 06/01/2037 (g)	7,000	4,477
5.750% due 06/01/2047	67,100	47,385

Irvine, California Ranch Water District Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040	16,200	21,900

Irvine, California Unified School District Special Tax Notes, Series 2011
4.381% due 09/01/2015	400	405
4.931% due 09/01/2016	500	509
5.395% due 09/01/2017	1,000	1,025
5.845% due 09/01/2018	750	777
6.328% due 09/01/2019	500	520
6.578% due 09/01/2020	1,000	1,043

Jurupa, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 05/01/2027	1,900	715

Kings Canyon, California Joint Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2027	2,450	990

Long Beach, California Unified School District General Obligation Bonds, Series 2011
0.000% due 08/01/2035	9,800	2,241

Long Beach, California Unified School District General Obligation Notes, Series 2011
5.914% due 08/01/2025	10,500	11,945

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	60,700	71,614

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	$52,565	$64,803
7.618% due 08/01/2040	3,100	3,837

Los Angeles, California Community College District General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	37,075	47,962
6.750% due 08/01/2049	120,755	161,982

Los Angeles, California Community College District General Obligation Bonds, Series 2010
6.680% due 08/01/2036	12,625	16,340

Los Angeles, California Department of Airports Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	26,675	32,011

Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	58,000	68,017

Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	39,690	42,930
6.574% due 07/01/2045	2,440	3,170
6.603% due 07/01/2050	103,220	137,513

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2010
5.516% due 07/01/2027	50,100	54,258

Los Angeles, California Department of Water & Power Revenue Notes, (AGM Insured), Series 2005
18.138% due 07/01/2013	12,500	14,007

Los Angeles, California Department of Water & Power Revenue Notes, (BABs), Series 2010
7.000% due 07/01/2041	1,500	1,759
7.003% due 07/01/2041	6,665	7,744

Los Angeles, California Harbor Department Revenue Bonds, Series 1988
7.600% due 10/01/2018	10	12

Los Angeles, California Unified School District General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	200	210

Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	71,985	80,910
5.755% due 07/01/2029	2,500	2,794

Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	69,300	86,294

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
5.981% due 05/01/2027	69,400	78,151

Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	35,600	40,972
5.813% due 06/01/2040	27,000	30,704

Manhattan Beach, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2001
0.000% due 09/01/2025	1,000	485

Manteca, California Unified School District Special Tax Bonds, (NPFGC Insured), Series 2001
0.000% due 09/01/2025	2,365	956

Menlo Park, California General Obligation Bonds, Series 1996
5.000% due 08/01/2015	60	60

Montclair, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 2001
5.300% due 10/01/2030	5,820	5,142

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Montebello, California Unified School District General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 08/01/2024	$1,485	$730

Montebello, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2024	1,500	717
0.000% due 08/01/2025	2,830	1,253
0.000% due 08/01/2027	2,775	1,044

Moreno Valley, California Unified School District Community Facilities District Special Tax Bonds, Series 2005
5.200% due 09/01/2036	4,585	3,981

Newark, California Unified School District General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 08/01/2026	3,245	1,361

Newport Beach, California Revenue Bonds, Series 2011
6.000% due 12/01/2040	9,100	10,171

Northern California State Tobacco Securitization Authority Revenue Bonds, Series 2005
5.400% due 06/01/2027	10,000	8,139

Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	100	135

Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
5.580% due 02/01/2040	29,530	32,371

Palmdale, California Community Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2030	1,230	450
0.000% due 12/01/2031	1,230	443
0.000% due 12/01/2032	1,225	420

Paramount, California Unified School District General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 09/01/2023	1,750	940

Placer County, California Union High School District General Obligation Bonds, (AGM Insured), Series 2004
0.000% due 08/01/2033	10,150	2,655

Poway, California Unified School District General Obligation Notes, Series 2011
0.000% due 08/01/2040	5,000	912
0.000% due 08/01/2041	5,000	858
0.000% due 08/01/2046	10,000	1,263

Riverside, California Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	20,000	22,899
7.200% due 08/01/2039	35,000	41,519

Riverside, California Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	100	134

Rocklin, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2023	2,610	1,429
0.000% due 08/01/2024	5,000	2,547
0.000% due 08/01/2025	4,000	1,897
0.000% due 08/01/2026	4,000	1,774
0.000% due 08/01/2027	4,500	1,861

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (BABs), Series 2010
6.325% due 08/01/2040	$10,000	$11,502

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 1993
5.125% due 12/01/2013	50	50

Sacramento, California Financing Authority Revenue Bonds, Series 1999
6.250% due 09/01/2023	4,370	4,356

Salinas, California Union High School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2003
0.000% due 10/01/2023	885	454

San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	37,000	39,833

San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	50,000	62,596

San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2010
7.625% due 09/01/2030	7,000	7,309
7.750% due 09/01/2040	6,000	6,226

San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	50,335	38,816

San Francisco, California City & County Public Utilities Commission Revenue Bonds, (BABs), Series 2010
6.000% due 11/01/2040	10,000	11,744

San Francisco, California City & County Public Utilities Commission Revenue Notes, (BABs), Series 2010
6.950% due 11/01/2050	10,500	13,702

San Francisco, California City & County Revenue Bonds, (BABs), Series 2010
5.500% due 10/01/2029	9,180	10,183
5.600% due 10/01/2030	9,520	10,614
5.820% due 10/01/2040	19,315	21,962

San Juan, California Unified School District General Obligation Bonds, (AGM Insured), Series 1999
0.000% due 08/01/2023	1,770	930

San Juan, California Unified School District General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 08/01/2025	10,895	4,957
0.000% due 08/01/2026	12,215	5,167

San Mateo, California Union High School District General Obligation Bonds, (BABs), Series 2010
6.733% due 09/01/2034	15,745	17,423

Sanger, California Unified School District Certificates of Participation Bonds, Series 2010
5.250% due 07/01/2027	7,345	6,649

Santa Ana, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2026	2,515	1,130
0.000% due 08/01/2028	3,520	1,377
0.000% due 08/01/2030	2,500	845
0.000% due 08/01/2031	3,780	1,187
0.000% due 08/01/2032	3,770	1,103

Santa Barbara, California Secondary High School District General Obligation Bonds, Series 2011
0.000% due 08/01/2036	30,605	6,772

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	$2,000	$2,253

Santa Monica, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2026	2,000	925
0.000% due 08/01/2027	3,550	1,530

Shasta, California Union High School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2024	1,000	503

Signal Hill, California Redevelopment Agency Tax Allocation Bonds, (NPFGC/FGIC Insured), Series 2006
5.581% due 10/01/2016	145	149

Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	15,200	16,372

Southern California State Metropolitan Water District Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	9,000	10,119
6.538% due 07/01/2039	41,240	46,534

Southern California State Metropolitan Water District Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	40,500	47,432

Southern California State Public Power Authority Revenue Bonds, (BABs), Series 2010
5.921% due 07/01/2035	5,000	5,453
5.943% due 07/01/2040	18,600	20,599

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	36,040	24,916

Stanislaus County, California Modesto Elementary School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2023	2,615	1,404
0.000% due 08/01/2024	2,705	1,354
0.000% due 05/01/2027	2,000	820

Stanislaus County, California Modesto High School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2026	2,150	936

Stockton, California Public Financing Authority Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	1,095

Tahoe, California Joint Powers Parking Financing Authority Revenue Bonds, Series 2002
7.000% due 12/01/2027	2,590	2,225

University of California Regents Medical Center Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	18,700	21,537
6.270% due 05/15/2031	3,045	3,354
6.583% due 05/15/2049	16,100	19,977

University of California Regents Medical Center Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	37,000	43,055
6.548% due 05/15/2048	113,400	137,069

University of California Regents Medical Center Revenue Bonds, Series 2008
5.000% due 05/15/2022	100	110

University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	30,300	30,871
5.946% due 05/15/2045	36,000	40,100
6.296% due 05/15/2050	34,000	36,835

University of California Revenue Notes, Series 2011
0.887% due 07/01/2013	55,000	55,206

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Victor, California Elementary School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2024	$1,125	$558
0.000% due 08/01/2026	2,410	1,037

Vista, California Unified School District General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 08/01/2026	1,000	447

West Contra Costa, California Unified School District General Obligation Bonds, (BABs), Series 2009
8.460% due 08/01/2034	20,115	23,030

Windsor, California Unified School District General Obligation Notes, Series 2011
0.000% due 08/01/2036	1,580	345
0.000% due 08/01/2037	3,825	785

Yorba Linda, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 1993
5.250% due 09/01/2013	25	25

Yuba City, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 09/01/2025	2,110	978

		3,964,851

COLORADO 0.0%

Aurora, Colorado Single Tree Metropolitan District General Obligation Bonds, Series 2006
5.500% due 11/15/2031	1,000	758

Colorado State E-470 Public Highway Authority Revenue Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2035	20,000	3,888
0.000% due 09/01/2037	15,000	2,523

Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.900% due 08/01/2037	1,000	835

Colorado State Metro Wastewater Reclamation District Revenue Bonds, (BABs), Series 2009
5.518% due 04/01/2024	5,000	5,511

Denver, Colorado Public Schools Certificates of Participation Notes, Series 2011
6.220% due 12/15/2026	24,200	27,052
7.017% due 12/15/2037	15,000	19,085

		59,652

CONNECTICUT 0.0%

Naugatuck, Connecticut General Obligation Bonds, (AGM/CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	180

DISTRICT OF COLUMBIA 0.1%

District of Columbia Metropolitan Airports Authority Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	104,600	120,304

FLORIDA 0.0%

Austin Trust Various States General Obligation Bonds, Series 2008
8.720% due 06/01/2032	14,375	15,794

Broward County, Florida Revenue Bonds, (BABs), Series 2010
5.764% due 10/01/2025	15,000	16,170
6.206% due 10/01/2030	15,000	16,207

Florida State Board of Education General Obligation Notes, (BABs), Series 2009
5.750% due 06/01/2039	5,000	5,564

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	$3,250	$2,644

Florida State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
16.725% due 12/01/2026	2,755	4,896

Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.625% due 07/01/2027	4,545	4,049

Seminole County, Florida Revenue Bonds, (BABs), Series 2010
6.443% due 10/01/2040	34,600	37,579

		102,903

GEORGIA 0.1%

Georgia State Municipal Electric Authority Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	116,134	122,782

ILLINOIS 0.6%

Chicago, Illinois Airport Revenue Bonds, (BABs), Series 2010
6.395% due 01/01/2040	1,000	1,200
6.845% due 01/01/2038	2,000	2,226

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 12/01/2030	40,000	14,307
0.000% due 12/01/2031	4,500	1,519

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 12/01/2028	26,000	10,795
0.000% due 12/01/2031	22,000	7,428

Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
6.257% due 01/01/2040	11,000	11,585
7.517% due 01/01/2040	69,500	84,849

Chicago, Illinois General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 01/01/2037	32,670	7,135
0.000% due 01/01/2038	29,145	5,993
0.000% due 01/01/2039	32,670	6,308

Chicago, Illinois General Obligation Notes, (AGM Insured), Series 2006
8.834% due 01/01/2014	12,465	12,833

Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	1,599	1,651
6.750% due 12/01/2032	3,454	3,562

Chicago, Illinois Tax Allocation Notes, Series 2004
6.570% due 02/15/2013	1,350	1,350

Chicago, Illinois Transit Authority Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	61,200	68,168

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	57,820	64,687
6.899% due 12/01/2040	401,065	481,599

Chicago, Illinois Water Revenue Bonds, (BABs), Series 2010
6.742% due 11/01/2040	20,000	25,671

Chicago, Illinois Water Revenue Bonds, Series 2010
6.642% due 11/01/2029	8,085	9,559

Hillside, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	4,170	3,961
7.000% due 01/01/2028	2,740	2,429

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	$1,050	$964

Illinois State Finance Authority Revenue Bonds, Series 2007
5.500% due 05/15/2037	1,500	1,196
5.750% due 05/15/2031	2,000	1,796

Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 (a)	1,000	40

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	52,500	55,156
6.725% due 04/01/2035	71,900	76,290

Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	13,815	12,501

Illinois State General Obligation Notes, (BABs), Series 2010
4.790% due 04/01/2016	16,800	17,629
5.090% due 04/01/2017	25,300	26,711
5.297% due 04/01/2018	27,000	28,432
5.547% due 04/01/2019	9,900	10,361

Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	400	402
3.321% due 01/01/2013	6,200	6,315
4.071% due 01/01/2014	78,800	81,303
4.421% due 01/01/2015	103,300	107,762

Illinois State General Obligation Notes, Series 2011
4.511% due 03/01/2015	34,500	36,050

Illinois State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
16.366% due 06/01/2026	2,315	3,438

Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 12/15/2030	60,000	21,217
0.000% due 12/15/2032	55,000	16,990
0.000% due 12/15/2033	50,000	14,456
0.000% due 06/15/2038	2,460	544

Illinois State Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	34,200	37,255

Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
5.851% due 12/01/2034	20,000	21,740
6.184% due 01/01/2034	10,800	12,218

Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
6.625% due 06/01/2037	600	558

		1,420,139

INDIANA 0.0%

Evansville, Indiana Redevelopment Authority Revenue Bonds, (BABs), Series 2010
6.960% due 02/01/2034	7,630	8,467

Indiana State Municipal Power Agency Revenue Bonds, (BABs), Series 2010
5.594% due 01/01/2042	700	778

Indianapolis, Indiana Local Public Improvement Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	45,000	53,479

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	3,000	2,740

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
5.750% due 09/01/2042	$2,000	$	1,818

			67,282

IOWA 0.0%

Iowa State Finance Authority Revenue Bonds, Series 2007
5.625% due 12/01/2045	2,900		1,577

Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	22,500		26,014

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	16,100		12,952
6.500% due 06/01/2023	43,835		41,404

			81,947

KANSAS 0.0%

Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	500		403

LOUISIANA 0.1%

East Baton Rouge, Louisiana Sewerage Commission Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	80,000		87,276

Louisiana State Revenue Bonds, (BABs), Series 2009
2.722% due 05/01/2043	2,600		2,649

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	19,305		19,309

			109,234

MASSACHUSETTS 0.0%

Massachusetts State Revenue Bonds, (BABs), Series 2010
5.731% due 06/01/2040	11,790		15,097

Massachusetts State School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	35,000		39,457

Massachusetts State Water Resources Authority Revenue Bonds, (AGM Insured), Series 2005
9.340% due 08/01/2032	250		256

Southbridge, Massachusetts Associates LLC Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	29,500		36,108

			90,918

MICHIGAN 0.0%

East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	745		588

Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (r)	108		98

Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2022	775		644
5.000% due 09/01/2036	1,500		1,039

Michigan State Star International Academy Certificates of Participation Bonds, Series 2007
6.125% due 03/01/2037	1,420		1,266

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	315		239

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	$50,000	$58,989

		62,863

MINNESOTA 0.0%

North Oaks, Minnesota Revenue Bonds, Series 2007
6.000% due 10/01/2033	1,070	1,075

Rochester, Minnesota Revenue Bonds, Series 2007
5.300% due 04/01/2037	100	76

		1,151

MISSISSIPPI 0.0%

Mississippi State Development Bank Special Obligation Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	10,000	11,635

MISSOURI 0.0%

Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2037	3,350	1,503

Missouri State University Place Transportation Development District Special Assessment Bonds, Series 2006
5.000% due 03/01/2032	500	368

		1,871

NEBRASKA 0.0%

Nebraska State Public Power District Revenue Bonds, (BABs), Series 2010
5.323% due 01/01/2030	600	654

Nebraska State Public Power Generation Agency Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	45,400	52,299

		52,953

NEVADA 0.2%

Clark County, Nevada General Obligation Notes (BABs), Series 2010
7.000% due 07/01/2038	35,000	40,359

Clark County, Nevada Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	140,800	174,503

Las Vegas, Nevada Valley Water District General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039	90,000	117,229
7.100% due 06/01/2039	33,000	36,608

Las Vegas, Nevada Valley Water District General Obligation Bonds, (BABs), Series 2010
5.650% due 03/01/2035	15,085	16,468
5.700% due 03/01/2040	10,885	11,942

Las Vegas, Nevada Valley Water District General Obligation Notes, (BABs), Series 2009
7.263% due 06/01/2034	14,800	16,877

		413,986

NEW JERSEY 0.2%

Essex County, New Jersey Improvement Authority Revenue Bonds, (AMBAC Insured), Series 2006
5.250% due 10/01/2020	505	531

New Jersey State Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2019	11,250	7,855
0.000% due 02/15/2020	65,775	42,890
0.000% due 02/15/2021	3,000	1,812
0.000% due 02/15/2026	2,710	1,163

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	$1,895	$1,895

New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.347% due 06/15/2013	144,660	145,207

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2003
5.500% due 07/01/2033	2,000	1,691

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2041	10,000	10,891

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	14,600	10,593
5.000% due 06/01/2041	32,755	21,174

New Jersey State Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	25,000	28,046

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2010
0.000% due 12/15/2031	10,000	3,133

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	24,553	33,848

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	138,000	184,877

		495,606

NEW YORK 0.6%

Albany, New York Industrial Development Agency Revenue Bonds, Series 1999
5.300% due 04/01/2029	3,265	2,701

Austin Trust Various States Revenue Bonds, Series 2007
9.239% due 06/15/2038	69,000	75,699

Austin Trust Various States Revenue Bonds, Series 2008
12.665% due 11/01/2027	5,000	6,117
13.424% due 11/01/2027	5,000	6,716

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	1,400	1,186

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.700% due 01/01/2043	1,300	1,232

New York City, New York General Obligation Bonds, (BABs), Series 2009
5.985% due 12/01/2036	9,360	11,290
6.435% due 12/01/2035	4,900	5,502

New York City, New York General Obligation Bonds, (BABs), Series 2010
5.968% due 03/01/2036	45,000	53,934
6.246% due 06/01/2035	26,855	29,960
6.271% due 12/01/2037	4,000	5,010
6.646% due 12/01/2031	5,000	5,765

New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	190	234

New York City, New York General Obligation Notes, (BABs) Series 2010
5.817% due 10/01/2031	2,500	2,701

New York City, New York General Obligation Notes, (BABs), Series 2009
5.206% due 10/01/2031	3,000	3,343

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	$117,985	$139,982
5.790% due 06/15/2041	57,000	62,842
5.882% due 06/15/2044	32,900	40,669
6.124% due 06/15/2042	75,000	81,540
6.282% due 06/15/2042	33,400	38,272
6.491% due 06/15/2042	18,000	20,457

New York City, New York Transitional Finance Authority Revenue Bonds, (BABs), Series 2010
4.525% due 11/01/2022	100	111
5.508% due 08/01/2037	70,000	82,617
5.572% due 11/01/2038	60,100	71,298
5.808% due 08/01/2030	20,000	21,644
5.932% due 11/01/2036	22,900	25,847

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2010
5.267% due 05/01/2027	25,000	28,179

New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035	8,000	6,439

New York State Counties Tobacco Trust IV Revenue Bonds, Series 2005
6.000% due 06/01/2027	15,115	13,133

New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	25,000	28,208
5.628% due 03/15/2039	1,750	2,074

New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	50,200	56,147

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.619% due 09/15/2029	13,810	17,329

New York State JPMorgan Chase Putters/Drivers Trust Revenue Notes, Series 2008
7.917% due 07/15/2012	6,820	7,950

New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	1,020	1,436

New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.989% due 11/15/2030	40,000	45,884
6.089% due 11/15/2040	40,000	48,336
6.548% due 11/15/2031	27,525	32,904
6.648% due 11/15/2039	80,000	98,502
7.134% due 11/15/2030	3,700	4,234

New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	4,895	5,337

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	405	491

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	79,900	92,960

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051 (d)	8,000	8,232

New York State TSASC, Inc. Revenue Bonds, Series 2006
5.000% due 06/01/2034	23,000	17,385

New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	54,100	63,830

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ulster County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.000% due 09/15/2037	$1,225	$887

		1,376,546

NORTH CAROLINA 0.0%

Austin Trust Various States Certificates of Participation Bonds, (AGM Insured), Series 2008
13.404% due 05/01/2026	4,880	6,263

North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	797

North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 04/01/2038	1,500	1,362

North Carolina State Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	36,300	41,449

		49,871

NORTH DAKOTA 0.0%

Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	5,400	5,205

OHIO 0.4%

Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,261

Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	86,000	98,945

Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	58,900	65,169
7.834% due 02/15/2041	17,400	23,458
8.084% due 02/15/2050	210,660	299,645

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	11,000	7,894
5.875% due 06/01/2030	13,800	10,355
5.875% due 06/01/2047	386,500	271,636
6.500% due 06/01/2047	16,900	12,961

Ohio State Housing Finance Agency Revenue Bonds, (GNMA/FNMA Insured), Series 2007
6.036% due 09/01/2017	110	113

Ohio State University Revenue Bonds, (BABs), Series 2010
4.910% due 06/01/2040	65	73

Ohio Student Loan Funding Corp. Revenue Bonds, (AMBAC Insured), Series 1995
0.123% due 06/01/2025	39,400	36,648
0.140% due 06/01/2025	12,600	11,720
0.315% due 06/01/2025	35,000	32,555

Princeton, Ohio City School District General Obligations Bonds, (BABs), Series 2010
6.390% due 12/01/2047	20,000	21,715

University of Toledo, Ohio Revenue Bonds, (BABs), Series 2009
7.100% due 06/01/2026	5,000	5,610
7.875% due 06/01/2031	7,000	8,003

		909,761

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OREGON 0.0%

Oregon State Department of Administrative Services Certificate of Participation Bonds, (BABs), Series 2010
6.130% due 05/01/2030	$16,025	$17,649
6.180% due 05/01/2035	18,170	19,848

		37,497

PENNSYLVANIA 0.1%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.000% due 11/15/2028	1,000	853
5.375% due 11/15/2040	50,800	42,337

Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	500	466

Pennsylvania State Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	32,000	36,715

Pennsylvania State Economic Development Financing Authority Revenue Notes, (BABs), Series 2010
5.101% due 06/15/2019	1,100	1,199

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 09/01/2041	2,300	2,543

Pennsylvania State Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	900	1,082

Philadelphia, Pennsylvania School District General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	7,000	7,550
6.765% due 06/01/2040	25,000	27,994

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	340	298

		121,037

PUERTO RICO 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	51,800	5,854
0.000% due 08/01/2054	77,000	5,429

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2007
0.000% due 08/01/2056	21,600	1,311

		12,594

RHODE ISLAND 0.0%

Rhode Island State Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	186

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	7,000

		7,186

SOUTH CAROLINA 0.0%

South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
6.000% due 11/15/2037	750	374

SOUTH DAKOTA 0.0%

Minnehaha County, South Dakota Revenue Bonds, Series 2007
5.375% due 12/01/2027	1,705	1,516

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TENNESSEE 0.0%

Blount County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2007
5.125% due 04/01/2023	$1,325	$1,195

Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037 (a)	625	53

		1,248

TEXAS 0.2%

Austin Trust Various States Revenue Bonds, Series 2008
8.723% due 08/15/2030	6,595	7,384

Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	30,000	32,370

Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF/GTD Insured), Series 2006
7.481% due 02/15/2014	6,500	7,218

Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
6.171% due 08/15/2034	500	559

Dallas, Texas Area Rapid Transit Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	140	179

Dallas, Texas Area Rapid Transit Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	3,100	3,511

Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	125,000	139,534

North Texas State Higher Education Authority Revenue Bonds, Series 2011
1.346% due 04/01/2040	14,073	14,106

North Texas State Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	75	95

North Texas State Tollway Authority Revenue Bonds, (BABs), Series 2010
8.910% due 02/01/2030	50,500	57,042

North Texas State Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	25,000	27,739

San Antonio, Texas General Obligation Bonds, (BABs), Series 2010
6.038% due 08/01/2040	10,500	11,770

San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	700	861
6.308% due 02/01/2037	40,400	44,867

Texas State General Obligation Bonds, (BABs), Series 2009
5.517% due 04/01/2039	19,625	24,582

Texas State General Obligation Bonds, (BABs), Series 2010
4.681% due 04/01/2040	100	111

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF/GTD Insured), Series 2008
13.473% due 02/15/2032	4,690	6,663
15.842% due 02/15/2028	5,565	8,197

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Notes, (PSF/GTD Insured), Series 2008
11.424% due 02/15/2012	3,985	4,285

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Texas State Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	$81,550	$96,311

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2019	10,000	6,999
0.000% due 08/15/2025	19,990	9,247

Victoria, Texas General Obligation Bonds, (BABs), Series 2009
6.124% due 08/15/2030	5,000	5,378

		509,008

UTAH 0.0%

Spanish Fork, Utah Revenue Bonds, Series 2006
5.700% due 11/15/2036	750	588

Utah County, Utah Revenue Bonds, Series 2007
5.875% due 06/15/2037	1,320	1,086

Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	250	188

Utah State Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	480	627

Utah State Transit Authority Revenue Bonds, (BABs), Series 2010
5.705% due 06/15/2040	700	787

Utah State Transit Authority Revenue Bonds, (NPFGC Insured), Series 2007
0.000% due 06/15/2029	10,000	4,130

		7,406

VIRGINIA 0.0%

Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2046 (g)	11,000	6,640

WASHINGTON 0.0%

Spokane County, Washington Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029	8,000	9,029

Washington State Biomedical Research Facilities 3 Revenue Bonds, (BABs), Series 2010
6.516% due 07/01/2042	1,000	1,282

Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,000	1,230

Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	10,200	6,895

Washington State Housing Finance Commission Revenue Notes, Series 2007
5.250% due 01/01/2017	1,500	1,302

Washington State Port of Seattle Revenue Bonds, Series 2009
7.000% due 05/01/2036	11,820	13,543

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	7,150	7,222

		40,503

WEST VIRGINIA 0.1%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	164,855	120,042

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 0.0%

Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	$1,250	$441

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2006
5.000% due 05/01/2032	2,250	2,063

		2,504

Total Municipal Bonds & Notes (Cost $9,171,691)		10,425,729

U.S. GOVERNMENT AGENCIES 35.7%

Bolivia Government AID Bond
0.376% due 02/01/2019	3,516	3,399

Fannie Mae
0.000% due 04/25/2018 - 08/25/2023 (c)	23	22
0.000% due 10/09/2019	13,300	10,148
0.295% due 07/25/2037	665	642
0.335% due 01/25/2021	177	177
0.355% due 03/25/2034	208	208
0.365% due 03/25/2036	6,610	6,191
0.385% due 08/25/2034	188	186
0.435% due 05/25/2035 - 10/27/2037	101,162	100,563
0.475% due 06/25/2032	34	34
0.485% due 03/25/2035 - 05/25/2037	331	330
0.535% due 12/25/2028 - 03/25/2037	12,799	12,768
0.545% due 04/25/2037	158,604	158,270
0.555% due 06/25/2037	36	36
0.585% due 07/25/2021 - 03/25/2044	16,060	16,016
0.595% due 03/25/2037	277	277
0.630% due 04/18/2028	115	116
0.635% due 06/25/2029 - 11/25/2036	12,562	12,565
0.645% due 09/25/2035	34,936	34,993
0.680% due 10/18/2030 - 02/25/2037	44,041	44,155
0.685% due 10/25/2030 - 09/25/2037	12,166	12,206
0.700% due 08/25/2021 - 03/25/2022	21	21
0.735% due 03/25/2017 - 04/25/2038	123,640	124,145
0.780% due 12/18/2031	270	272
0.815% due 08/25/2037	23,401	23,560
0.835% due 05/25/2030	273	274
0.850% due 11/25/2013 - 08/25/2022	43	44
0.865% due 05/25/2040	3,326	3,353
0.885% due 05/25/2030	273	274
0.900% due 10/25/2023 - 03/25/2024	1,877	1,902
0.935% due 10/25/2037 - 06/25/2040	74,000	74,767
0.955% due 06/25/2037	6,456	6,526
0.965% due 06/25/2040	27,500	27,795
0.985% due 03/25/2038 - 06/25/2040	83,552	84,550
1.050% due 01/25/2022	27	27
1.055% due 12/25/2039	4,353	4,415
1.080% due 01/25/2022	67	68
1.100% due 12/25/2021	31	32
1.135% due 04/25/2032	40	40

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.150% due 04/25/2021	$1	$1
1.250% due 04/25/2023	209	212
1.256% due 04/01/2027	34	35
1.452% due 07/01/2042 - 10/01/2044	40,112	40,528
1.453% due 12/01/2044	4,578	4,598
1.500% due 01/01/2021	13	13
1.502% due 09/01/2041	45	46
1.605% due 06/01/2035	1,309	1,343
1.625% due 10/26/2015	71,800	73,761
1.652% due 10/01/2030 - 10/01/2040	2,979	3,041
1.749% due 09/01/2022	92	93
1.785% due 09/01/2035	114	117
1.806% due 04/01/2027	39	41
1.827% due 05/01/2023	125	126
1.828% due 06/01/2023	79	81
1.875% due 02/01/2020 - 02/01/2022	114	114
1.897% due 02/01/2034	56	59
1.910% due 06/01/2030	42	42
1.920% due 11/01/2023	17	17
1.956% due 03/01/2019	525	534
1.958% due 12/01/2020	317	326
1.981% due 01/01/2020	389	396
1.999% due 03/01/2034	6,959	7,281
2.000% due 09/21/2015	190,000	196,783
2.035% due 10/01/2034	1,797	1,882
2.055% due 02/01/2035	3,218	3,370
2.074% due 06/01/2021	293	305
2.075% due 08/01/2035	290	301
2.105% due 01/01/2035	8,032	8,376
2.113% due 12/01/2034	189	197
2.121% due 01/01/2035 - 02/01/2035	11,965	12,466
2.138% due 12/01/2034	77	80
2.139% due 11/01/2023	15	15
2.142% due 12/01/2034	209	217
2.160% due 01/01/2035	182	189
2.164% due 11/01/2035	3,337	3,459
2.174% due 01/01/2035	7,948	8,261
2.184% due 08/01/2025	781	825
2.218% due 11/01/2034	1,805	1,876
2.221% due 05/01/2035	225	234
2.235% due 05/01/2024	12	12
2.254% due 08/01/2032	42	42
2.265% due 09/01/2029	4	4
2.269% due 09/01/2033	131	137
2.271% due 05/01/2034	415	435
2.280% due 10/01/2024	39	39
2.285% due 06/01/2015	83	85
2.287% due 07/01/2024	242	243
2.296% due 10/01/2034	324	339
2.297% due 11/01/2025	118	124
2.306% due 08/01/2033	24	25
2.311% due 10/01/2034	1,599	1,667
2.312% due 07/01/2035	138	145
2.315% due 12/01/2023 - 09/01/2034	1,228	1,274
2.322% due 12/01/2034	1,239	1,298
2.325% due 06/01/2035	1,591	1,675
2.335% due 02/01/2035	2,496	2,625
2.341% due 12/01/2033	373	393
2.345% due 07/01/2026 - 07/01/2035	2,564	2,697
2.347% due 12/01/2022	22	23
2.350% due 07/01/2035	63	67

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.354% due 07/01/2034	$21	$22
2.355% due 09/01/2023 - 03/01/2033	285	297
2.359% due 09/01/2035	6,985	7,256
2.360% due 11/01/2025 - 03/01/2035	1,487	1,562
2.361% due 03/01/2025	559	587
2.364% due 08/01/2035	2,477	2,607
2.366% due 11/01/2035	14,725	15,304
2.371% due 09/01/2024 - 08/01/2027	1,252	1,312
2.373% due 04/01/2033	68	71
2.375% due 04/01/2017 - 08/01/2035	1,194	1,254
2.379% due 02/01/2035	2,917	3,068
2.381% due 10/01/2024	84	88
2.382% due 07/01/2035	1,634	1,715
2.388% due 11/01/2025 - 09/01/2035	77	80
2.393% due 12/01/2034 - 05/25/2035	20,405	21,239
2.397% due 08/01/2035	6,376	6,709
2.407% due 12/01/2033	528	549
2.410% due 02/01/2035	2,822	2,969
2.411% due 11/01/2035	425	444
2.413% due 05/01/2033 - 09/01/2035	1,957	2,051
2.415% due 08/01/2035	46	48
2.416% due 05/01/2025 - 01/01/2026	273	287
2.418% due 11/01/2035	3,071	3,224
2.421% due 11/01/2032	85	89
2.425% due 08/01/2026 - 01/01/2036	914	959
2.426% due 11/01/2034	2,476	2,583
2.427% due 05/01/2026	40	42
2.430% due 05/01/2024 - 09/01/2034	14,309	15,045
2.434% due 05/01/2035	21,034	22,146
2.435% due 07/01/2035	1,586	1,668
2.437% due 11/01/2025	410	435
2.439% due 06/01/2025	61	64
2.440% due 11/01/2023	128	134
2.442% due 06/01/2034	20	21
2.444% due 06/01/2035	10,474	11,018
2.447% due 04/01/2027	43	46
2.450% due 12/01/2023 - 10/01/2027	170	177
2.452% due 07/01/2033	14	14
2.460% due 11/01/2034	53	56
2.467% due 06/01/2030	76	76
2.470% due 07/01/2026 - 05/01/2035	12,400	13,063
2.475% due 05/01/2022 - 01/01/2036	508	536
2.477% due 11/01/2035	777	821
2.481% due 12/01/2025	260	276
2.487% due 12/01/2035	14	15
2.488% due 05/01/2030	12	13
2.500% due 08/01/2035	707	745
2.510% due 06/01/2035	6,119	6,453
2.518% due 02/01/2028	41	44
2.525% due 12/01/2034	37	39
2.527% due 07/01/2034	3,188	3,361
2.540% due 04/01/2024	214	214
2.547% due 05/01/2035 - 07/01/2035	5,935	6,272

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.550% due 08/01/2031 - 02/01/2035	$178	$182
2.552% due 06/01/2025	306	325
2.555% due 11/01/2034	3,842	4,079
2.560% due 12/01/2023 - 02/01/2036	262	276
2.565% due 11/01/2025	63	63
2.570% due 12/01/2033	944	996
2.580% due 04/01/2034	244	257
2.585% due 03/01/2026	48	50
2.588% due 10/01/2020	14	14
2.590% due 06/01/2035	132	139
2.608% due 09/01/2024	83	84
2.609% due 03/01/2033	113	114
2.612% due 08/01/2023 - 03/01/2036	395	416
2.617% due 09/01/2035	203	214
2.621% due 03/01/2034	6,137	6,450
2.623% due 12/01/2024	11	12
2.625% due 02/01/2024	49	51
2.645% due 07/01/2017	515	526
2.654% due 11/01/2035	10,639	11,224
2.659% due 09/01/2017	403	412
2.663% due 06/01/2033	98	103
2.669% due 10/01/2023	18	19
2.686% due 09/01/2014 - 05/01/2030	21	21
2.694% due 10/01/2034	3,099	3,267
2.710% due 11/01/2023	14	14
2.752% due 09/01/2035	5,768	5,957
2.755% due 09/01/2035	1,443	1,486
2.758% due 12/01/2030	13	13
2.782% due 12/01/2027	248	262
2.783% due 10/01/2026	10	10
2.811% due 11/01/2034	1,550	1,636
2.819% due 06/01/2035	1,088	1,155
2.820% due 06/01/2023	17	17
2.835% due 11/01/2019	94	95
2.848% due 04/01/2026	14	14
2.850% due 12/01/2026	11	12
2.875% due 10/01/2024	4	4
2.918% due 11/01/2031	173	173
2.936% due 02/01/2033	1	2
2.948% due 05/01/2014	32	33
2.962% due 11/01/2024	1,194	1,228
2.975% due 06/01/2019	2	2
3.000% due 11/01/2026 - 11/01/2027	117,043	120,025
3.007% due 07/01/2021	21	22
3.050% due 10/01/2020	25	25
3.125% due 01/01/2018	56	58
3.130% due 07/01/2019	63	63
3.140% due 11/21/2021	8,700	8,679
3.157% due 08/01/2027	690	730
3.220% due 07/01/2019	8	8
3.239% due 08/01/2027	76	80
3.242% due 02/01/2021	42	42
3.291% due 09/01/2019	477	487
3.330% due 11/21/2021	16,900	16,941
3.380% due 01/20/2022	1,100	1,101
3.400% due 02/01/2028	398	405
3.406% due 10/01/2019	96	102
3.424% due 05/01/2036	1,071	1,131
3.432% due 03/21/2022	5,600	5,604
3.445% due 12/01/2017	4	4
3.500% due 11/21/2021 - 10/01/2041	2,691,652	2,776,050

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.570% due 11/21/2021	$2,912	$2,971
3.750% due 01/01/2020	7	7
3.859% due 12/01/2017	494	511
3.930% due 06/01/2022 - 04/01/2038	51	53
3.938% due 05/01/2023	199	206
3.980% due 07/01/2021	45,500	49,233
4.000% due 03/01/2013 - 10/01/2041	20,871,937	21,909,247
4.003% due 07/01/2024	82	87
4.185% due 03/01/2023	124	125
4.200% due 05/01/2021	2	2
4.250% due 05/01/2016	12,117	13,169
4.324% due 09/01/2028	197	205
4.331% due 10/01/2027	147	156
4.375% due 10/15/2015 - 03/01/2023	1,772	2,007
4.396% due 03/01/2035	70	73
4.412% due 08/01/2022	729	737
4.421% due 02/01/2028	24	25
4.500% due 04/01/2013 - 10/01/2041	30,887,688	32,795,935
4.537% due 09/01/2021	6	7
4.542% due 12/01/2036	715	751
4.565% due 09/01/2021	10	10
4.680% due 12/01/2012	343	352
4.733% due 04/01/2018	125	133
4.738% due 09/01/2034	766	820
4.750% due 03/01/2035	209	212
4.768% due 11/01/2012	45	46
4.825% due 02/01/2020	31	31
4.856% due 02/01/2013	313	324
4.862% due 04/01/2035	2,603	2,746
4.870% due 05/01/2013	122	125
4.871% due 04/01/2013	45	47
4.959% due 02/01/2013	379	389
4.990% due 03/01/2024	19	20
5.000% due 10/01/2012 - 10/01/2041	8,237,455	8,870,919
5.019% due 06/01/2035	1,890	2,022
5.025% due 11/01/2022	16	16
5.052% due 09/01/2035	1,561	1,670
5.060% due 07/01/2035	1,183	1,268
5.080% due 10/01/2035	1,574	1,686
5.106% due 09/01/2035	2,690	2,882
5.140% due 11/01/2035	2,245	2,411
5.146% due 11/01/2035	1,788	1,917
5.152% due 02/01/2016	178	200
5.153% due 08/01/2035	1,503	1,613
5.159% due 10/01/2035	1,666	1,768
5.164% due 07/01/2035	1,899	2,035
5.165% due 06/01/2029	53	55
5.186% due 08/01/2035	1,970	2,112
5.196% due 10/01/2035	2,918	3,133
5.204% due 09/01/2035	32	34
5.208% due 08/01/2035	1,785	1,915
5.212% due 09/01/2035	1,558	1,661
5.215% due 12/01/2035	1,872	2,013
5.245% due 07/01/2035	1,242	1,332
5.276% due 11/01/2035	9	9
5.286% due 02/01/2021	51	52
5.290% due 11/25/2033	365	400
5.299% due 09/01/2035	2,103	2,257
5.301% due 10/01/2035	2,079	2,233
5.310% due 08/25/2033 - 11/01/2035	4,124	4,380
5.315% due 01/01/2036	33	36

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.321% due 10/01/2035	$2,087	$2,246
5.346% due 01/01/2036	1,761	1,895
5.362% due 11/01/2035	2,461	2,652
5.370% due 08/25/2043	1,475	1,615
5.405% due 01/01/2037	198	211
5.410% due 09/01/2012	260	265
5.483% due 01/01/2037	230	244
5.499% due 03/01/2036	1,651	1,784
5.500% due 01/01/2012 - 10/01/2041	3,319,233	3,623,510
5.603% due 12/01/2035	1,162	1,257
5.613% due 02/01/2036 - 03/01/2036	3,489	3,764
5.616% due 03/01/2023	403	432
5.647% due 03/01/2036	1,668	1,805
5.651% due 02/01/2036	272	292
5.678% due 01/01/2036	933	999
5.685% due 09/01/2036	3	4
5.726% due 03/01/2036	1,981	2,146
5.742% due 04/01/2036	6	6
5.748% due 11/01/2011	15	15
5.750% due 12/20/2027 - 08/25/2034	1,794	1,948
5.780% due 09/01/2012	455	464
5.790% due 10/01/2017	382	425
5.791% due 09/01/2037	15	16
5.815% due 12/01/2036	103	109
5.816% due 06/01/2036	360	390
5.861% due 07/01/2032	81	86
5.865% due 06/25/2037 (b)	5,496	693
5.867% due 02/01/2012	342	342
5.874% due 05/01/2037	35	38
5.926% due 10/01/2011	11	11
6.000% due 04/01/2012 - 10/25/2044	5,356,586	5,900,522
6.002% due 09/01/2037	106	113
6.015% due 05/25/2037 - 06/25/2037 (b)	8,394	999
6.078% due 09/01/2036	21	22
6.160% due 08/01/2017	149	167
6.195% due 02/01/2012	283	283
6.200% due 01/01/2012	300	300
6.250% due 07/01/2024 - 02/25/2029	1,093	1,260
6.280% due 06/15/2027	166,000	167,762
6.290% due 02/25/2029	500	574
6.300% due 10/17/2038	4,075	4,651
6.315% due 07/25/2036 (b)	4,211	646
6.322% due 12/25/2042	20,892	25,126
6.365% due 06/25/2037 (b)	4,545	648
6.390% due 05/25/2036	133	133
6.415% due 07/25/2037 (b)	6,231	907
6.500% due 03/01/2012 - 02/25/2047	124,714	141,834
6.750% due 10/25/2023	197	233
6.795% due 11/01/2021	36	36
6.900% due 05/25/2023	29	33
6.974% due 08/25/2037	389	426
7.000% due 12/01/2011 - 01/25/2048	15,531	17,717
7.250% due 01/01/2023	368	411
7.265% due 09/25/2038 (b)	2,871	393
7.370% due 03/25/2039	30	34
7.375% due 05/25/2022	654	780
7.500% due 01/01/2012 - 07/25/2041	4,723	5,331
7.750% due 01/25/2022	911	1,014

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.780% due 01/01/2018	$1,921	$2,147
7.800% due 10/25/2022 - 06/25/2026	166	202
8.000% due 06/01/2012 - 12/01/2033	12,608	14,893
8.000% due 08/18/2027 (b)	6	1
8.060% due 04/01/2030	1,616	2,021
8.080% due 04/01/2030	890	1,020
8.200% due 04/25/2025	3	3
8.490% due 06/01/2025	790	924
8.500% due 06/01/2012 - 07/01/2037	2,875	3,367
8.500% due 01/01/2018 (b)	3	0
8.750% due 01/25/2021	129	148
9.000% due 04/01/2017 - 11/01/2025	892	1,048
9.000% due 06/25/2022 (b)	28	7
9.198% due 09/25/2028	212	232
9.250% due 04/25/2018	12	14
9.300% due 05/25/2018 - 08/25/2019	39	45
9.500% due 01/01/2018 - 03/01/2026	484	565
10.000% due 11/01/2013 - 05/01/2022	79	86
10.500% due 11/01/2013 - 04/01/2022	7	7
11.000% due 11/01/2013 - 11/01/2020	67	76
11.500% due 08/20/2016 - 11/01/2019	2	2
11.557% due 09/25/2033	81	82
14.750% due 08/01/2012	1	1
15.000% due 10/15/2012	3	3
15.539% due 06/25/2036	193	198
16.000% due 09/01/2012 - 12/01/2012	2	2
903.212% due 08/25/2021 (b)	0	3
1000.000% due 04/25/2022	0	6

Farmer Mac
6.774% due 01/25/2013	490	487
7.500% due 01/25/2012	681	670
7.781% due 07/25/2012	532	529
7.790% due 01/25/2012	196	193
8.043% due 01/25/2012	132	131

Federal Housing Administration
6.780% due 07/25/2040	7,019	6,961
6.896% due 07/01/2020	6,628	6,560
6.960% due 05/01/2016	112	111
6.997% due 09/01/2019	5	5
7.110% due 05/01/2019	1,451	1,434
7.315% due 08/01/2019	2,893	2,861
7.350% due 04/01/2019	42	42
7.375% due 02/01/2018	113	112
7.380% due 04/01/2041	2,328	2,303
7.400% due 01/25/2020	840	832
7.430% due 10/01/2018 - 06/01/2024	8,190	8,144
7.430% due 12/01/2018 (a)	315	314
7.450% due 05/01/2021	1,938	1,931
7.460% due 01/01/2023	43	43
7.465% due 11/01/2019	1,516	1,509
7.580% due 12/01/2040	6,978	6,944
7.780% due 11/01/2040	6,982	6,942

Freddie Mac
0.000% due 10/15/2033 (c)	1,055	947
0.275% due 12/25/2036	10,677	10,616

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.379% due 07/15/2019	$11,933	$11,914
0.469% due 05/15/2036	45	45
0.479% due 07/15/2034	730	732
0.495% due 08/25/2031	319	310
0.529% due 02/15/2037	30	30
0.569% due 02/15/2037	219	219
0.579% due 12/15/2029 - 06/15/2031	1,074	1,074
0.629% due 06/15/2018 - 05/15/2037	48,201	48,259
0.679% due 06/15/2023 - 12/15/2031	55	55
0.729% due 06/15/2030 - 12/15/2032	299	300
0.809% due 07/15/2037	6,233	6,273
0.929% due 08/15/2037	5,888	5,947
0.939% due 10/15/2037	1,621	1,638
0.949% due 05/15/2037 - 09/15/2037	7,326	7,401
0.979% due 08/15/2036	387	392
1.000% due 08/20/2014 (j)(l)(m)(n)	2,037,800	2,054,457
1.079% due 11/15/2039	239	243
1.235% due 05/25/2043	9,839	9,722
1.250% due 02/15/2021	12	12
1.451% due 10/25/2044	12,858	13,243
1.452% due 02/25/2045	31,414	30,243
1.652% due 07/25/2044	5,467	5,577
1.750% due 04/01/2017 - 06/01/2017	4	4
2.000% due 08/25/2016 - 12/01/2016	50,072	51,947
2.020% due 10/25/2023	655	671
2.022% due 06/01/2022	8	8
2.097% due 03/01/2035	1,819	1,894
2.129% due 09/01/2035	84	87
2.178% due 05/01/2023	115	120
2.220% due 09/01/2035	45	47
2.222% due 07/01/2032	2	2
2.230% due 10/25/2023	131	131
2.237% due 09/01/2023	128	129
2.250% due 02/01/2018	70	72
2.285% due 06/01/2033	277	290
2.286% due 07/01/2023	52	52
2.299% due 01/01/2022	64	64
2.310% due 04/01/2023	10	10
2.311% due 07/01/2020	106	107
2.318% due 08/01/2023	80	83
2.319% due 12/01/2022	11	11
2.345% due 08/01/2035 - 04/01/2036	1,468	1,548
2.353% due 03/01/2024	190	200
2.360% due 07/01/2022 - 05/01/2035	19,882	20,949
2.365% due 09/01/2023	60	60
2.375% due 01/01/2019	1	1
2.387% due 06/01/2021	252	266
2.390% due 11/01/2026	299	312
2.393% due 07/01/2023	72	73
2.402% due 04/01/2025	12	12
2.410% due 04/01/2024	450	474
2.421% due 11/01/2023	150	156
2.429% due 02/01/2025	13	14
2.433% due 02/01/2036	533	557
2.436% due 04/01/2025	68	69
2.439% due 09/01/2028	2	2
2.442% due 06/01/2022 - 06/01/2024	636	659

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.446% due 06/01/2022	$78	$79
2.448% due 10/01/2026	208	219
2.459% due 10/01/2023 - 07/01/2025	496	518
2.461% due 07/01/2024	51	53
2.465% due 03/01/2035	21	22
2.468% due 06/01/2035	2,829	2,980
2.473% due 09/01/2023	433	457
2.475% due 11/01/2028	419	443
2.481% due 08/01/2035	38	40
2.484% due 05/01/2023	45	45
2.486% due 02/01/2023	68	71
2.488% due 08/01/2023	347	353
2.490% due 08/01/2023 - 01/01/2034	4,309	4,497
2.492% due 04/01/2029 - 11/01/2035	16,932	17,567
2.494% due 09/01/2023	310	325
2.500% due 06/01/2024 - 08/01/2035	407	421
2.502% due 10/01/2024	70	74
2.505% due 07/01/2035	25	27
2.507% due 05/01/2023	51	52
2.508% due 02/01/2026	355	376
2.525% due 06/01/2020	63	64
2.530% due 07/01/2033	23	25
2.534% due 10/01/2023 - 10/01/2024	251	262
2.540% due 04/01/2036	7	7
2.542% due 08/01/2023	716	755
2.552% due 10/01/2023 - 09/01/2035	139	147
2.561% due 01/01/2028	29	31
2.582% due 07/01/2036	14	15
2.594% due 07/01/2027	16	17
2.606% due 10/01/2023	47	47
2.610% due 07/01/2035	7,914	8,375
2.615% due 07/01/2030	685	703
2.620% due 05/01/2036	604	637
2.625% due 12/01/2023	104	109
2.632% due 10/01/2035	27,984	29,473
2.643% due 07/01/2032	76	81
2.672% due 08/01/2023	1	1
2.689% due 08/01/2023	38	38
2.740% due 10/01/2035	14,850	15,409
2.751% due 01/01/2024 - 10/01/2035	12,463	12,930
2.755% due 09/01/2035	6,891	7,262
2.788% due 11/01/2034	90	95
2.795% due 06/01/2030	350	369
2.812% due 07/01/2019	137	138
2.863% due 11/01/2035	12,751	13,334
2.878% due 12/01/2026	453	463
2.912% due 10/01/2035	14,402	15,062
2.939% due 10/01/2022	39	39
2.989% due 05/01/2022	19	19
3.137% due 09/01/2023	24	25
3.246% due 05/01/2021	726	740
3.250% due 05/01/2023	9	9
3.265% due 05/01/2020	35	35
3.382% due 08/15/2032	5,080	5,388
3.405% due 02/01/2019	24	24
3.493% due 12/01/2018	194	195
3.500% due 09/01/2018 - 07/15/2032	1,351	1,426
3.560% due 03/01/2022	755	794
3.632% due 05/01/2018	155	156

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.693% due 05/01/2018	$115	$116
3.750% due 11/15/2017	270	274
3.875% due 09/01/2018	43	44
3.887% due 01/01/2021	31	31
4.000% due 02/01/2014 - 10/01/2041	29,815	31,072
4.145% due 01/01/2035	206	208
4.176% due 04/01/2029	24	24
4.205% due 03/01/2021	379	379
4.295% due 07/01/2019	3	3
4.307% due 10/01/2020	6	6
4.480% due 02/01/2021	5	5
4.500% due 05/01/2013 - 10/01/2041	2,506,016	2,652,812
4.530% due 01/01/2019	43	43
4.662% due 03/01/2035	315	332
4.840% due 05/01/2020	12	13
4.875% due 06/13/2018	37,100	44,485
4.909% due 10/01/2035	1,561	1,656
4.936% due 10/01/2020	184	186
5.000% due 02/01/2013 - 02/01/2038	111,380	120,590
5.075% due 01/01/2019	1	1
5.088% due 01/01/2036	9	9
5.089% due 10/01/2035	2,236	2,394
5.105% due 05/01/2018	42	44
5.161% due 09/01/2037	30	32
5.224% due 05/01/2037	203	216
5.372% due 12/01/2035	1,513	1,629
5.426% due 06/01/2037	30	32
5.450% due 11/01/2035	1,232	1,328
5.479% due 02/01/2038	52	56
5.500% due 09/01/2012 - 07/01/2047	941,096	1,022,637
5.526% due 01/01/2037	197	209
5.684% due 03/01/2036	836	907
5.694% due 02/01/2037	31	33
5.736% due 12/01/2037	113	121
5.784% due 02/01/2037	23	24
5.832% due 04/01/2036	1,287	1,395
5.866% due 05/01/2037	68	73
5.950% due 06/15/2028	43,246	49,440
6.000% due 09/01/2012 - 10/01/2041	1,137,027	1,248,713
6.021% due 02/15/2038 (b)	4,224	492
6.250% due 12/15/2028	717	790
6.421% due 11/15/2036 (b)	46,192	8,197
6.500% due 11/01/2011 - 10/25/2043	203,377	223,410
6.950% due 07/15/2021 - 08/15/2021	76	84
7.000% due 12/01/2011 - 10/25/2043	27,348	31,746
7.000% due 09/15/2023 (b)	14	2
7.400% due 02/01/2021	514	509
7.500% due 02/01/2016 - 11/01/2037	10,846	11,927
7.645% due 05/01/2025	6,852	8,051
7.800% due 09/15/2020	7	7
8.000% due 01/01/2012 - 06/01/2030	2,337	2,749
8.250% due 06/15/2022	149	173
8.500% due 07/01/2014 - 06/01/2030	1,332	1,419
8.656% due 10/15/2033	1,961	1,988
8.668% due 10/15/2033	1,356	1,374
8.743% due 11/15/2033	2,122	2,203

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.750% due 12/15/2020	$62	$75
8.900% due 11/15/2020	386	440
9.000% due 10/01/2013 - 07/01/2030	394	444
9.000% due 05/01/2022 (b)	3	1
9.250% due 07/01/2017	2	2
9.500% due 09/01/2016 - 12/01/2022	417	481
10.000% due 06/01/2017 - 03/01/2021	22	25
10.500% due 10/01/2017 - 01/01/2021	7	9
11.000% due 09/01/2015 - 05/01/2020	3	3
13.250% due 10/01/2013	24	25
14.000% due 04/01/2016	1	1
884.500% due 01/15/2021 (b)	0	1
1007.500% due 02/15/2022 (b)	0	2

Ginnie Mae
0.530% due 05/20/2037	72,759	72,631
0.629% due 06/16/2031 - 03/16/2032	390	391
0.679% due 11/16/2029 - 10/16/2030	394	394
0.729% due 02/16/2030 - 04/16/2032	2,201	2,208
0.730% due 09/20/2030	142	142
0.779% due 12/16/2025	67	68
0.829% due 02/16/2030	1,584	1,591
0.879% due 02/16/2030	671	674
1.110% due 02/20/2060	49,196	49,142
1.180% due 03/20/2031	110	110
1.750% due 02/20/2032	794	819
2.000% due 11/20/2032	263	272
2.125% due 11/20/2021 - 10/20/2033	20,057	20,795
2.250% due 01/20/2028 - 03/20/2030	5,155	5,337
2.375% due 02/20/2017 - 05/20/2032	40,859	42,385
2.500% due 06/20/2021 - 02/20/2034	261	271
2.625% due 07/20/2017 - 09/20/2033	25,630	26,616
2.875% due 01/20/2025	13	13
3.000% due 12/20/2018 - 06/20/2025	256	266
3.500% due 12/20/2017 - 12/20/2020	137	143
4.000% due 12/20/2015 - 08/20/2018	54	57
4.500% due 11/16/2028 - 12/20/2028	3,640	3,949
4.750% due 07/20/2035	1,977	2,218
5.000% due 02/20/2031 - 07/20/2034	703	745
5.196% due 10/16/2037	1,500	1,679
5.244% due 04/16/2038	1,560	1,784
5.500% due 05/20/2017 - 03/16/2034	471	501
6.000% due 03/15/2013 - 02/15/2040	26,093	29,135
6.250% due 03/16/2029	408	439
6.371% due 08/16/2033 (b)	2,549	543
6.500% due 04/15/2026 - 09/20/2038	33,029	37,385

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
6.750% due 06/20/2028 - 10/16/2040	$18,589	$	21,060
7.000% due 12/15/2011 - 10/15/2034	4,559		5,128
7.500% due 05/20/2017 - 02/15/2035	6,016		6,747
7.700% due 03/15/2041	6,368		6,368
7.750% due 08/20/2025 - 12/15/2040	1,531		1,634
8.000% due 01/15/2017 - 10/20/2031	919		1,067
8.250% due 04/15/2020	48		55
8.300% due 06/15/2019	13		15
8.500% due 07/15/2016 - 04/15/2031	657		786
9.000% due 04/20/2016 - 01/15/2031	674		788
9.250% due 12/20/2016	1		1
9.500% due 09/15/2016 - 12/15/2026	309		354
10.000% due 02/15/2013 - 02/15/2025	217		248
10.250% due 02/20/2019	7		8
10.500% due 12/15/2015 - 09/15/2021	77		83
11.000% due 06/15/2013 - 09/15/2017	3		3
11.500% due 04/15/2013 - 05/15/2013	1		1
12.000% due 11/15/2012 - 05/15/2016	25		26
13.500% due 09/15/2014	3		3
15.000% due 03/15/2012 - 09/15/2012	2		2

Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	103		104
1.000% due 03/25/2025 - 07/25/2025	111		112
1.100% due 01/25/2019 - 11/25/2024	137		138
3.870% due 01/01/2014	360		368
4.120% due 03/10/2014	555		579
4.330% due 07/01/2014	56		58
4.340% due 03/01/2024	159		171
4.350% due 07/01/2023	503		541
4.430% due 05/01/2029	4,983		5,436
4.504% due 02/10/2014	23		24
4.524% due 02/10/2013	2,311		2,394
4.625% due 02/01/2025	1,022		1,111
4.684% due 09/10/2014	13,862		14,614
4.750% due 07/01/2025	723		790
4.754% due 08/10/2014	1,065		1,132
4.770% due 04/01/2024	772		840
4.840% due 02/01/2023 - 05/01/2025	15,791		17,249
4.870% due 12/01/2024	1,439		1,586
4.890% due 12/01/2023	899		979
4.930% due 01/01/2024	1,785		1,947
4.950% due 03/01/2025	1,547		1,696
4.980% due 11/01/2023	6,764		7,379
5.090% due 10/01/2025	606		667
5.110% due 05/01/2017 - 08/01/2025	1,580		1,732
5.120% due 11/01/2017	137		147
5.130% due 09/01/2023	4,043		4,426
5.136% due 08/10/2013	212		222

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
5.160% due 02/01/2028	$2,613	$	2,874
5.170% due 01/01/2028	1,921		2,120
5.190% due 01/01/2017 - 07/01/2024	337		367
5.200% due 11/01/2015	219		231
5.230% due 11/01/2016	242		258
5.240% due 08/01/2023	437		484
5.290% due 12/01/2027	59,888		66,286
5.310% due 05/01/2027	321		356
5.320% due 04/01/2027	392		434
5.340% due 11/01/2021	4,258		4,641
5.370% due 09/01/2016	210		224
5.490% due 05/01/2028	21,827		24,462
5.600% due 09/01/2028	6,471		7,293
5.680% due 06/01/2028	20,767		23,491
5.725% due 09/10/2018	29,528		32,745
5.780% due 08/01/2027	64		73
5.820% due 07/01/2027	2,651		2,996
5.870% due 07/01/2028	657		743
5.902% due 02/10/2018	5,049		5,736
6.020% due 08/01/2028	694		789
6.030% due 02/10/2012	1,625		1,654
6.070% due 07/01/2026	998		1,126
6.340% due 03/01/2021	5,461		6,093
6.440% due 02/01/2021	1,179		1,305
6.700% due 12/01/2016	1,549		1,682
6.900% due 12/01/2020	1,799		1,999
6.950% due 11/01/2016	366		398
7.060% due 11/01/2019	853		943
7.150% due 03/01/2017	526		577
7.190% due 12/01/2019	291		322
7.200% due 10/01/2019	435		481
7.220% due 11/01/2020	474		528
7.500% due 04/01/2017	387		423
7.630% due 06/01/2020	2,648		2,966
7.700% due 07/01/2016	164		178

Vendee Mortgage Trust
0.430% due 06/15/2023 (b)	15,367		152
6.500% due 09/15/2024	11,261		13,293
6.810% due 01/15/2030	1,610		1,916

Total U.S. Government Agencies (Cost $85,097,367)			86,511,871

U.S. TREASURY OBLIGATIONS 15.0%

U.S. Treasury Bonds
3.750% due 08/15/2041	340,920		398,503
5.500% due 08/15/2028	44,100		61,781
6.250% due 08/15/2023	56,500		80,698

U.S. Treasury Inflation Protected Securities (h)
0.125% due 04/15/2016 (j)	1,386,575		1,432,398
0.500% due 04/15/2015 (j)	208,518		217,005
0.625% due 07/15/2021 (j)(l)(m)(n)	3,799,251		3,969,921
1.125% due 01/15/2021	43,019		47,025
1.250% due 07/15/2020	72,418		80,079
1.625% due 01/15/2015 (j)	177,492		191,012
1.750% due 01/15/2028 (j)(l)	1,540,214		1,787,251
1.875% due 07/15/2015 (j)	638,880		701,570
2.000% due 01/15/2016 (j)	284,595		316,345
2.000% due 01/15/2026 (j)(k)(l)(m)	1,118,534		1,331,406
2.125% due 01/15/2019	15,996		18,655
2.125% due 02/15/2040	268,028		341,861
2.125% due 02/15/2041 (j)(l)(m)	938,467		1,203,437
2.375% due 01/15/2017	56,916		65,471
2.375% due 01/15/2025 (l)	752,213		930,629
2.375% due 01/15/2027 (j)(l)	1,038,945		1,301,198
2.500% due 07/15/2016 (j)	279,698		321,390
2.500% due 01/15/2029 (j)(k)(l)(m)(n)	2,793,865		3,590,552

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
3.625% due 04/15/2028		$301,602	$	434,471
3.875% due 04/15/2029 (n)		652,428		983,025
U.S. Treasury Notes
0.125% due 09/30/2013		10,800		10,776
1.375% due 09/30/2018 (l)		1,164,000		1,159,999
1.500% due 07/31/2016		219,198		225,278
1.500% due 08/31/2018		862,288		867,677
2.125% due 08/15/2021 (j)(l)		3,629,200		3,700,104
2.250% due 07/31/2018		100		106
2.625% due 08/15/2020		1,348,700		1,446,691
2.625% due 11/15/2020 (l)		1,750,900		1,875,379
3.000% due 02/28/2017		19,100		21,061
3.375% due 11/15/2019		122,800		139,445
3.500% due 05/15/2020 (l)		670,700		769,157
3.625% due 02/15/2020		484,500		560,090
3.625% due 02/15/2021 (l)(n)		4,870,812		5,635,681

Total U.S. Treasury Obligations (Cost $35,465,305)				36,217,127

MORTGAGE-BACKED SECURITIES 6.6%

Adjustable Rate Mortgage Trust
2.747% due 11/25/2035		12,058		8,539
2.871% due 09/25/2035		678		479
4.821% due 07/25/2035		6,635		5,428
4.905% due 08/25/2035		7,590		6,232
5.217% due 11/25/2035		1,295		904
5.237% due 01/25/2036		3,839		3,070
5.326% due 10/25/2035		27,936		23,580

American Home Mortgage Assets
0.425% due 05/25/2046		39,492		20,361
0.425% due 09/25/2046		16,961		8,382
0.445% due 10/25/2046		24,936		12,499
0.942% due 02/25/2047		17,938		8,146
1.162% due 11/25/2046		86,974		37,673
1.202% due 09/25/2046		6,898		3,341

American Home Mortgage Investment Trust
0.605% due 10/25/2034		83		74
2.037% due 09/25/2045		11,124		8,661
2.162% due 09/25/2035		600		542
2.218% due 02/25/2045		55,666		44,641
2.258% due 10/25/2034		5,446		4,626
2.428% due 02/25/2045		21		18

Arkle Master Issuer PLC
1.442% due 05/17/2060		801,200		798,486

Arran Residential Mortgages Funding PLC
2.735% due 05/16/2047	EUR	102,631		137,143
2.735% due 11/19/2047		54,671		73,176
2.935% due 05/16/2047		349,850		465,866

Banc of America Alternative Loan Trust
5.000% due 08/25/2019		$1,517		1,560

Banc of America Funding Corp.
0.520% due 05/20/2035		1,962		1,023
2.717% due 05/25/2035		91,861		91,726
2.729% due 03/20/2035		2,935		2,626
2.733% due 02/20/2036		6,638		5,762
2.927% due 11/20/2034		1,931		1,460
4.674% due 09/20/2034		2,116		2,090
5.267% due 11/20/2035		4,362		3,067
5.487% due 05/20/2036		12,326		9,355
5.500% due 09/25/2034		31,847		31,193
5.500% due 09/25/2035		6,345		6,262
5.563% due 05/20/2036		18,261		15,930
5.622% due 03/20/2036		2,597		2,063
5.648% due 03/20/2036		801		612
5.684% due 04/20/2036		15,875		12,374
5.747% due 01/20/2047		337		227
5.753% due 10/25/2036 (a)		1,965		1,259

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
5.837% due 01/25/2037	$1,587	$	1,028
5.888% due 04/25/2037	5,027		3,550
5.962% due 10/20/2046	6,731		3,786
6.000% due 09/25/2036	36,624		31,824

Banc of America Large Loan, Inc.
0.739% due 08/15/2029	3,934		3,693
1.979% due 11/15/2015	202,225		180,539
5.671% due 02/17/2051	90,358		99,163
5.691% due 06/24/2050	35,400		38,557
5.900% due 02/15/2051	40,000		44,721

Banc of America Mortgage Securities, Inc.
0.935% due 11/25/2035	4,658		3,836
2.748% due 07/25/2034	491		437
2.793% due 09/25/2033	2,379		2,140
2.817% due 08/25/2035	18,241		13,469
2.831% due 03/25/2035	21,824		17,361
2.861% due 07/25/2035	4,325		3,390
2.866% due 05/25/2035	25,792		20,495
2.867% due 06/25/2035	6,000		4,477
2.872% due 01/25/2035	4,297		3,576
2.873% due 07/25/2033	246		233
2.873% due 02/25/2035	5,365		4,536
2.878% due 05/25/2033	2,787		2,587
2.882% due 05/25/2034	2,025		1,796
2.882% due 02/25/2036	3,865		2,880
2.889% due 04/25/2034	388		355
2.965% due 12/25/2033	3,324		3,166
3.097% due 11/25/2035	2,510		1,902
3.433% due 07/20/2032	1,008		907
5.000% due 05/25/2034	19		19
5.061% due 11/25/2034	3,400		2,946
5.158% due 02/25/2035	5,691		4,943
5.222% due 07/25/2035	3,353		2,825
5.321% due 04/25/2035	4,433		3,739
5.338% due 07/25/2035	4,129		3,669
6.000% due 07/25/2046	4,962		4,222
6.500% due 10/25/2031	97		98
6.500% due 09/25/2033	6,120		6,434

Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.612% due 07/10/2046 (b)	65,138		540
3.878% due 09/11/2036	626		626
4.811% due 12/10/2042	10		11
4.933% due 07/10/2045	250		269
5.115% due 10/10/2045	200		219
5.381% due 01/15/2049	497		498
5.414% due 09/10/2047	15,400		16,144
5.451% due 01/15/2049	5,410		5,796
5.492% due 02/10/2051	25,110		26,362
5.634% due 04/10/2049	7,660		7,778
5.730% due 06/10/2039	425		459
5.801% due 06/10/2049	14,050		14,847
5.821% due 04/10/2049	5,349		5,745
5.916% due 02/10/2051	3,680		3,892
5.921% due 05/10/2045	29,000		31,908
6.395% due 02/10/2051	24,070		26,594
9.073% due 10/11/2037	91		105

Bayview Commercial Asset Trust
0.665% due 08/25/2034	826		677

BCAP LLC Trust
0.376% due 11/26/2036	9,750		6,313
0.396% due 11/26/2036	30,000		17,625
0.405% due 01/25/2037 (a)	80,427		40,105
0.976% due 01/26/2047	32,706		23,221
2.779% due 05/26/2036	19,736		14,767
2.989% due 10/26/2036	10,056		8,793
5.000% due 01/26/2021	20,097		20,380

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
5.250% due 06/26/2036	$109,745	$	93,832
5.250% due 09/26/2036	33,217		30,465
5.250% due 04/26/2037	117,717		107,337
5.250% due 06/26/2037	13,373		12,972
5.250% due 08/26/2037	13,900		13,678
5.417% due 02/26/2036	17,498		16,120
5.500% due 11/25/2034	24,597		23,748
5.577% due 07/26/2037	39,028		33,683
5.727% due 03/26/2037	10,855		10,859
5.756% due 03/26/2037	38,619		29,273

BCRR Trust
4.230% due 03/22/2031	3,327		3,346
4.230% due 12/22/2032	2,488		2,486
4.230% due 03/22/2034	920		929
4.230% due 04/22/2034	2,612		2,638
4.230% due 05/22/2034	12,651		12,771
4.230% due 06/22/2035	1,778		1,784
4.230% due 12/22/2035	6,685		6,732
4.230% due 06/22/2038	269		269
4.230% due 02/22/2041	2,550		2,593
5.858% due 07/17/2040	10,000		11,039

Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/2035	3,119		2,907
2.400% due 08/25/2035	1,000		922
2.473% due 04/25/2034	7,831		6,777
2.520% due 02/25/2036	15,336		12,870
2.560% due 10/25/2035	9,787		8,126
2.591% due 08/25/2033	60		55
2.604% due 05/25/2033	1,837		1,735
2.605% due 08/25/2033	386		361
2.651% due 04/25/2033	2,057		1,891
2.661% due 10/25/2033	46		44
2.706% due 11/25/2034	2,003		1,769
2.710% due 03/25/2035	16,625		15,498
2.711% due 05/25/2034	34		32
2.725% due 04/25/2034	63		55
2.727% due 10/25/2035	153,635		135,799
2.730% due 04/25/2033	232		204
2.731% due 03/25/2035	1,050		994
2.733% due 08/25/2035	9,651		6,660
2.742% due 03/25/2035	7,374		5,847
2.743% due 11/25/2034	6,508		5,167
2.750% due 01/25/2034	65		48
2.767% due 02/25/2033	138		111
2.803% due 07/25/2034	634		484
2.814% due 05/25/2034	21		20
2.814% due 09/25/2034	4,215		3,442
2.846% due 02/25/2034	3,040		2,634
2.866% due 01/25/2034	9		8
2.876% due 05/25/2034	82		74
2.957% due 01/25/2034	3,281		3,051
3.066% due 01/25/2035	392		335
3.105% due 11/25/2030	3,768		3,600
3.162% due 12/25/2035	6,887		6,189
3.284% due 11/25/2034	5,223		4,894
4.629% due 01/25/2035	64		55
4.827% due 01/25/2035	2,047		1,673
4.987% due 03/25/2035	8,733		7,003
5.138% due 08/25/2035	91,600		89,671
5.194% due 08/25/2035	26,878		21,422
5.195% due 05/25/2047	40,866		26,606
5.316% due 04/25/2033	4,546		4,258
5.399% due 02/25/2036	4,808		4,126
5.557% due 04/25/2033	431		405
5.653% due 02/25/2036	5,921		3,523
5.680% due 02/25/2033	3,186		3,021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Alt-A Trust
0.395% due 02/25/2034	$5,569	$4,089
0.435% due 02/25/2034	77	31
0.455% due 04/25/2035	3,090	2,249
0.475% due 02/25/2036	4,243	2,292
2.419% due 10/25/2033	143	109
2.484% due 04/25/2035	27	19
2.514% due 12/25/2033	2,725	2,406
2.535% due 02/25/2034	212	177
2.599% due 05/25/2035	127,020	93,372
2.607% due 11/25/2036	430	254
2.611% due 01/25/2036	26,027	12,732
2.674% due 09/25/2034	292	201
2.725% due 02/25/2036 (a)	2,441	939
2.772% due 09/25/2035	62,881	42,675
2.799% due 03/25/2036	2,921	1,499
2.833% due 02/25/2034	6,194	5,332
2.849% due 11/25/2036	100	52
2.890% due 01/25/2035	5,526	3,924
3.883% due 08/25/2036 (a)	8,131	1,637
5.064% due 11/25/2036	768	433
5.780% due 08/25/2036	153	88

Bear Stearns Commercial Mortgage Securities
0.509% due 03/15/2022	2,460	2,435
0.559% due 03/15/2022	10,000	9,741
0.609% due 03/15/2022	10,000	9,700
0.729% due 03/15/2022	17,750	17,160
4.830% due 08/15/2038	90	92
4.871% due 09/11/2042	100	108
4.980% due 02/11/2041	272	280
5.116% due 02/11/2041	900	969
5.127% due 10/12/2042	6,628	6,616
5.201% due 12/11/2038	2,250	2,443
5.205% due 02/11/2044	5,305	5,340
5.330% due 01/12/2045	500	503
5.331% due 02/11/2044	51,225	53,089
5.468% due 06/11/2041	100	107
5.471% due 01/12/2045	30,150	33,262
5.620% due 03/11/2039	13,950	15,273
5.694% due 06/11/2050	48,340	51,693
5.700% due 06/11/2050	64,125	69,401
5.703% due 06/11/2050	1,300	1,380
5.853% due 06/11/2040	6,907	7,068
5.878% due 09/11/2038	493	521
5.903% due 09/11/2038	300	331
5.905% due 06/11/2040	65,984	70,722
7.000% due 05/20/2030	16,093	17,429

Bear Stearns Mortgage Securities, Inc.
3.523% due 06/25/2030	47	44

Bear Stearns Structured Products, Inc.
2.572% due 01/26/2036	6,159	3,694
4.719% due 12/26/2046	5,351	3,273

Bella Vista Mortgage Trust
0.480% due 05/20/2045	60	31

CC Mortgage Funding Corp.
0.415% due 05/25/2036	3,505	2,064

Chase Mortgage Finance Corp.
2.517% due 03/25/2037	19,742	14,737
2.755% due 02/25/2037	2,030	1,742
2.821% due 02/25/2037	1,351	1,141
2.918% due 12/25/2035	19,264	15,746
4.625% due 02/25/2034	12,334	12,569
4.852% due 02/25/2037	15,025	13,105
5.223% due 12/25/2035	9,554	8,383
5.500% due 12/25/2022	20,878	20,777
5.792% due 03/25/2037	657	567
5.903% due 09/25/2036	260	208

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
6.000% due 11/25/2036	$1,301	$	1,094
6.000% due 02/25/2037	3,000		2,338
6.000% due 03/25/2037	20,000		15,986

Chaseflex Trust
0.735% due 06/25/2035	5,808		4,133
5.500% due 06/25/2035	26		25
6.000% due 02/25/2037 (a)	4,209		3,172

Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020	4,498		4,615
5.250% due 12/25/2033	41		41
5.500% due 08/25/2022	2,563		2,533
5.500% due 12/25/2022	1,403		1,353
5.500% due 02/25/2026	962		919
5.500% due 04/25/2037	4,231		3,739
5.750% due 09/25/2037	8,255		7,331
6.000% due 06/25/2036	8,734		8,173

Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	350		382
5.622% due 12/10/2049	100		100
5.860% due 07/17/2040	7,592		7,165
5.886% due 12/10/2049	11,118		12,037
5.922% due 03/15/2049	425		464
6.274% due 12/10/2049	39,502		43,254

Citigroup Mortgage Loan Trust, Inc.
0.305% due 01/25/2037	1,220		663
1.035% due 08/25/2035	4,685		3,416
2.100% due 08/25/2035	9,219		8,299
2.370% due 08/25/2035	2,027		1,851
2.450% due 08/25/2035	72,869		60,658
2.500% due 12/25/2035	48,921		42,249
2.547% due 07/25/2046	11,488		7,229
2.660% due 10/25/2035	44,594		35,228
2.660% due 12/25/2035	173		149
2.701% due 08/25/2035	68,833		60,973
2.775% due 12/25/2035	4,212		2,056
2.800% due 09/25/2034	1,544		1,410
2.810% due 02/25/2034	6,005		5,672
5.070% due 05/25/2035	5,678		4,963
5.162% due 09/25/2035	106,726		93,318
5.323% due 08/25/2035	15,257		14,278
5.624% due 09/25/2037 (a)	76,532		45,931

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	17,400		17,534
5.322% due 12/11/2049	94,870		98,251
5.398% due 07/15/2044	500		545
5.526% due 01/15/2046	300		319
5.617% due 10/15/2048	3,515		3,712
5.886% due 11/15/2044	4,205		4,533

Citimortgage Alternative Loan Trust
5.750% due 07/25/2022	4,626		4,428
6.000% due 06/25/2037	2,837		2,017

Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	297		336

Collateralized Mortgage Securities Corp.
8.000% due 08/25/2017	13		14

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	170		176

Commercial Mortgage Loan Trust
6.214% due 12/10/2049	58,150		61,594

Commercial Mortgage Pass-Through Certificates
0.442% due 02/05/2019	5,725		5,510
0.656% due 12/10/2046 (b)	84,843		896
0.729% due 07/16/2034	94		94
5.116% due 06/10/2044	250		272
5.306% due 12/10/2046	139,953		147,552
5.543% due 12/11/2049	7,500		8,158
5.943% due 06/10/2046	390		427

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.008% due 12/10/2049	$5,550	$6,018

Community Program Loan Trust
4.500% due 10/01/2018	1,251	1,257
4.500% due 04/01/2029	26,000	25,053

Countrywide Alternative Loan Trust
0.380% due 05/20/2046	260	252
0.405% due 01/25/2037	3,566	1,785
0.405% due 05/25/2047	6,774	4,201
0.410% due 02/20/2047	1,491	726
0.415% due 05/25/2047	6,524	3,567
0.425% due 09/25/2046	36,973	18,694
0.426% due 12/20/2046	106,495	53,291
0.435% due 05/25/2036	2,940	1,540
0.435% due 06/25/2037	19	12
0.440% due 05/20/2046	1,848	918
0.440% due 07/20/2046	45,501	17,489
0.445% due 05/25/2035	329	187
0.445% due 07/25/2046	7,012	4,265
0.485% due 09/25/2046	1,000	137
0.485% due 10/25/2046	491	152
0.495% due 07/25/2046	800	87
0.505% due 05/25/2036	528	119
0.515% due 02/25/2037	5,219	2,532
0.525% due 06/25/2034	6,130	4,649
0.565% due 09/25/2035	3,001	1,499
0.585% due 09/25/2035	3,522	2,113
0.585% due 05/25/2037	404	204
0.685% due 08/25/2033	199	188
0.685% due 09/25/2034	424	404
0.785% due 10/25/2036 (a)	10,035	5,700
0.935% due 10/25/2035	5,431	4,196
1.242% due 12/25/2035	742	432
1.242% due 02/25/2036	1,175	750
1.335% due 02/25/2036	14,399	7,982
1.342% due 08/25/2035	490	246
1.742% due 11/25/2035	2,650	1,437
2.282% due 11/25/2035	34	19
5.000% due 08/25/2019	567	576
5.000% due 01/25/2035	50	49
5.164% due 10/25/2035	3,555	2,710
5.250% due 10/25/2033	18,448	18,691
5.250% due 06/25/2035	1,981	1,643
5.500% due 06/25/2035	17,000	14,019
5.528% due 02/25/2037	35,386	22,753
5.590% due 11/25/2035	3,114	1,714
5.638% due 08/25/2036	1,322	1,290
5.750% due 03/25/2037	2,945	2,007
6.000% due 10/25/2032	1,049	1,104
6.000% due 10/25/2033	1,040	1,007
6.000% due 12/25/2033	19	20
6.000% due 02/25/2034	19	19
6.000% due 04/25/2036	3,529	2,444
6.000% due 01/25/2037 (a)	14,992	9,926
6.000% due 02/25/2037	1,804	1,161
6.250% due 12/25/2033	377	397
6.250% due 11/25/2036 (a)	1,979	1,480
6.250% due 08/25/2037 (a)	7,331	4,515
6.500% due 05/25/2036	8,531	5,027

Countrywide Home Loan Mortgage Pass-Through Trust
0.465% due 05/25/2035	16,677	10,516
0.525% due 04/25/2035	21,792	12,948
0.535% due 05/25/2035	927	595
0.555% due 03/25/2035	573	322
0.565% due 02/25/2035	2,327	1,551
0.575% due 02/25/2035	482	327
0.575% due 06/25/2035	8,276	7,189
0.575% due 03/25/2036	745	283

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.585% due 02/25/2036	$436	$128
0.615% due 09/25/2034	37	21
0.635% due 08/25/2018	1,357	1,297
0.735% due 10/25/2033	10,453	9,332
0.775% due 02/25/2035	668	546
2.015% due 06/19/2031	186	166
2.250% due 07/19/2031	29	26
2.258% due 07/25/2034	5,007	4,413
2.528% due 02/20/2036	46	31
2.553% due 06/20/2034	1,569	1,203
2.595% due 02/20/2036	37,252	27,778
2.699% due 04/20/2035	18	16
2.774% due 02/20/2035	5,352	4,167
2.793% due 08/25/2034	415	303
2.796% due 10/19/2032	65	43
2.862% due 11/20/2034	9,547	7,931
3.033% due 11/25/2034	3,488	2,642
4.173% due 11/19/2033	965	905
4.729% due 02/25/2047	2,626	1,331
4.859% due 03/25/2037 (a)	2,475	1,088
5.000% due 11/25/2035	2,500	2,450
5.033% due 01/20/2035	3,643	3,369
5.087% due 04/25/2035	16,450	13,259
5.096% due 10/20/2035	3,129	2,094
5.250% due 04/25/2035	14,895	14,473
5.319% due 02/20/2036	780	534
5.379% due 04/20/2036	6,895	4,879
5.391% due 05/20/2036	4,549	2,800
5.500% due 12/25/2034	24,695	25,735
5.500% due 05/25/2035	99,551	97,432
5.500% due 09/25/2035	18,822	17,733
5.500% due 10/25/2035	19,977	18,542
5.500% due 11/25/2035	21,271	15,080
5.500% due 04/25/2038	14,428	13,550
5.631% due 09/25/2047	7,491	5,063
5.750% due 02/25/2037	7,829	6,771
6.000% due 10/25/2034	31	31
6.000% due 08/25/2037	27,100	27,465
6.000% due 09/25/2037	1,663	1,481
6.250% due 09/25/2036	17,921	14,733
6.500% due 01/25/2034	746	751
6.500% due 11/25/2034	3,293	3,314
7.500% due 11/25/2034	1,733	1,790
7.500% due 06/25/2035	4,062	4,075

Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032	678	538
0.975% due 06/25/2034	1,040	793
1.836% due 05/25/2032	65	59
2.440% due 07/25/2033	7,181	6,117
2.451% due 04/25/2034	26,299	23,727
2.569% due 08/25/2033	1,072	1,019
2.590% due 06/25/2032	53	31
2.651% due 09/25/2034	6,953	6,599
2.745% due 05/25/2032	152	151
4.106% due 12/15/2035	2,533	2,538
4.512% due 07/15/2037	60	61
4.807% due 06/25/2032	23	19
5.100% due 08/15/2038	200	218
5.104% due 08/15/2038	250	269
5.500% due 09/25/2035	15,109	13,664
5.500% due 10/25/2035	4,880	4,548
6.000% due 11/25/2035	65	53
6.500% due 04/25/2033	1,362	1,437
7.500% due 05/25/2032	146	151
7.500% due 12/25/2032	3	3

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse Mortgage Capital Certificates
0.299% due 02/15/2022		$3,506	$3,367
0.459% due 10/15/2021		9,939	9,347
5.383% due 02/15/2040		4,200	4,455
5.467% due 09/15/2039		43,630	45,064
5.467% due 09/18/2039		26,000	28,443
5.467% due 12/18/2043		47,400	51,853
5.509% due 04/15/2047		40,150	43,675
5.579% due 04/25/2037		1,884	1,026
5.695% due 09/15/2040		47,601	51,904
5.801% due 06/10/2049		34,815	38,604
5.824% due 03/15/2039		14,987	15,752
5.863% due 02/25/2037		4,889	2,543
5.903% due 06/15/2039		15,436	15,766
5.946% due 12/18/2049		126,047	141,131

CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		3,333	1,951
5.720% due 09/25/2036		3,373	2,356
6.172% due 06/25/2036		4,512	2,682

CW Capital Cobalt Ltd.
5.484% due 04/15/2047		4,100	4,365

DBUBS Mortgage Trust
3.386% due 07/10/2044		69,500	70,493

DECO Series
0.993% due 01/27/2020	GBP	12,509	16,923
1.033% due 10/27/2014		13,500	19,966
1.883% due 01/27/2018	EUR	34,976	41,070

Deutsche ALT-A Securities, Inc.
0.335% due 10/25/2036		$11	4
0.385% due 02/25/2047		14,786	7,356
5.000% due 10/25/2018		308	317
5.000% due 10/25/2035		6,835	5,627
5.040% due 10/25/2035		10,726	7,343
5.500% due 12/25/2035		4,002	2,900
5.869% due 10/25/2036		3,257	1,837
5.886% due 10/25/2036		3,257	1,840
6.005% due 10/25/2036 (a)		2,432	1,350
6.300% due 07/25/2036 (a)		3,608	1,784

Deutsche Mortgage Securities, Inc.
1.471% due 06/28/2047		11,627	11,612
5.242% due 06/26/2035		27,000	24,932

DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (r)		174	145

Downey Savings & Loan Association Mortgage Loan Trust
0.410% due 04/19/2047		4,611	1,335
2.505% due 07/19/2044		71	53

Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		11	12

EMF-NL
2.406% due 04/17/2041	EUR	10,200	10,932
2.606% due 10/17/2041		35,000	38,803

European Loan Conduit
1.685% due 05/15/2019		34,960	39,461

Eurosail PLC
2.356% due 10/17/2040		5,133	6,136

First Horizon Alternative Mortgage Securities
0.735% due 06/25/2035		$13,791	10,741
2.235% due 08/25/2034		1,952	1,585
2.245% due 09/25/2035		9,523	6,300
2.259% due 03/25/2035		111	70
2.260% due 04/25/2035		5,121	3,986
2.311% due 08/25/2035		6,068	4,287
5.500% due 05/25/2035		9,524	8,239
5.500% due 06/25/2035		12,055	10,763
6.250% due 08/25/2037 (a)		2,008	1,325

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

First Horizon Asset Securities, Inc.
0.505% due 02/25/2035		$56	$	44
2.565% due 12/25/2033		22		20
2.652% due 10/25/2035		7,915		6,319
2.659% due 05/25/2035		1,655		1,401
2.711% due 04/25/2035		9,916		8,353
2.718% due 02/25/2034		93		88
2.726% due 06/25/2035		7,158		5,637
2.746% due 08/25/2035		5,799		4,626
4.983% due 01/25/2037		187		134
5.250% due 05/25/2021		1,929		1,819
5.250% due 03/25/2035		9,927		9,501
5.259% due 06/25/2035		1,656		1,546
5.260% due 10/25/2035		3,728		3,162
5.303% due 06/25/2035		6,217		5,251
5.384% due 11/25/2034		9,670		9,158
5.408% due 09/25/2035		15,147		13,430
5.474% due 11/25/2035		9,819		8,164
5.500% due 01/25/2035		1,600		1,560
5.986% due 10/25/2036		4,605		3,609

First Nationwide Trust
6.750% due 08/21/2031		480		497

First Republic Mortgage Loan Trust
0.529% due 08/15/2032		484		454
0.579% due 11/15/2031		405		374
0.629% due 11/15/2032		71		63
0.715% due 06/25/2030		1,358		1,270
0.729% due 11/15/2030		60		53

First Union National Bank Commercial Mortgage
6.141% due 02/12/2034		113		114

Fund America Investors Corp.
2.336% due 06/25/2023		126		121

GE Capital Commercial Mortgage Corp.
0.644% due 06/10/2048 (b)		2,321		5

GMAC Commercial Mortgage Securities, Inc.
5.301% due 08/10/2038		3,325		3,562
5.713% due 10/15/2038		532		539

GMAC Mortgage Corp. Loan Trust
0.685% due 12/25/2033		42		41
2.959% due 06/25/2034		4,522		3,728
3.125% due 06/25/2034		67		61
4.969% due 05/25/2035		8,009		7,139

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		195		194
8.950% due 08/20/2017		48		54

Gracechurch Mortgage Financing PLC
0.378% due 11/20/2056		104,209		103,554
0.398% due 11/20/2056		11,900		11,769
1.635% due 11/20/2056	EUR	74,705		99,304

Granite Master Issuer PLC
0.320% due 12/17/2054		$6,030		5,719
0.330% due 12/20/2054		82,259		78,023
0.785% due 12/17/2054	GBP	29,358		43,045
0.788% due 12/20/2054		75,149		109,639
0.798% due 12/20/2054		52,334		76,517
0.838% due 12/20/2054		24,795		36,171
0.868% due 12/20/2054		3,420		4,989
1.440% due 12/17/2054	EUR	2,250		2,858
1.456% due 12/20/2054		16,852		21,387
1.526% due 12/20/2054		13,726		17,442
1.546% due 12/20/2054		21,015		26,669

Granite Mortgages PLC
1.205% due 06/20/2044	GBP	17,240		25,426
1.210% due 01/20/2044		7,558		11,205
1.285% due 09/20/2044		4,536		6,713

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Greenpoint Mortgage Funding Trust
0.315% due 10/25/2046	$721	$	665
0.315% due 01/25/2047 (a)	275		260
0.435% due 10/25/2046	933		214
0.435% due 12/25/2046 (a)	874		121
0.455% due 06/25/2045	1,329		833
0.505% due 04/25/2036	620		90
0.505% due 11/25/2045	689		395
0.575% due 10/25/2046	855		105

Greenwich Capital Commercial Funding Corp.
0.362% due 11/05/2021	5,663		5,425
4.799% due 08/10/2042	2,700		2,854
5.224% due 04/10/2037	27,908		29,735
5.381% due 03/10/2039	585		589
5.444% due 03/10/2039	94,056		97,982
5.597% due 12/10/2049	4,000		4,117
6.032% due 07/10/2038	224		224

GS Mortgage Securities Corp.
1.142% due 03/06/2020	4,707		4,676
1.317% due 03/06/2020	54,880		54,511
1.535% due 03/06/2020	27,390		27,179
2.716% due 02/10/2021	30,000		30,102
4.761% due 07/10/2039	225		238
5.479% due 11/10/2039	70		70
5.506% due 04/10/2038	69		70
5.560% due 11/10/2039	35,665		37,851
5.984% due 08/10/2045	5,000		5,220

GSMPS Mortgage Loan Trust
7.500% due 06/25/2043	5,172		5,266

GSR Mortgage Loan Trust
0.585% due 01/25/2034	177		170
1.850% due 03/25/2033	65		61
2.428% due 06/25/2034	930		757
2.681% due 09/25/2035	12,900		10,595
2.712% due 12/25/2034	6,038		5,533
2.727% due 04/25/2035	10,642		8,953
2.738% due 09/25/2035	65,186		60,247
2.738% due 11/25/2035	26,335		23,279
2.756% due 09/25/2035	49,443		45,898
2.764% due 05/25/2035	39,069		30,177
2.770% due 07/25/2035	9,800		6,870
2.795% due 01/25/2036	436		321
2.824% due 04/25/2036	169		138
2.996% due 01/25/2035	6,631		5,629
4.902% due 04/25/2035	8,201		7,278
5.151% due 11/25/2035	118,696		108,511
5.250% due 07/25/2035	5,820		5,605
5.252% due 11/25/2035	8,370		6,341
5.365% due 05/25/2035	9,299		8,372
5.500% due 03/25/2035	150		152
5.750% due 02/25/2036	3,871		3,607
5.750% due 02/25/2037	15,200		14,064
6.000% due 03/25/2032	30		32
6.000% due 11/25/2035	19,951		18,972
6.000% due 01/25/2037	32,447		30,214
6.000% due 03/25/2037	27,393		24,987
6.000% due 05/25/2037	17,745		17,106
6.500% due 09/25/2036	10,087		8,733

Harborview Mortgage Loan Trust
0.360% due 04/19/2038	25,194		15,505
0.380% due 01/25/2047	6,062		3,178
0.410% due 07/19/2046	44,786		24,281
0.420% due 01/19/2038	11,208		6,769
0.421% due 07/21/2036	6,027		3,504
0.430% due 09/19/2046	9,119		5,240
0.450% due 05/19/2035	3,088		1,904
0.470% due 03/19/2036	17,039		9,959

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
0.510% due 02/19/2036		$14,757	$	8,185
0.540% due 11/19/2035		16,776		10,394
0.570% due 06/20/2035		7,712		5,930
0.580% due 01/19/2035		3,211		1,828
0.970% due 02/19/2034		8		6
1.235% due 11/25/2047		3,959		2,464
2.349% due 06/19/2034		8,005		6,686
2.765% due 07/19/2035		1,037		701
2.777% due 07/19/2035		180		138
2.955% due 05/19/2033		115		105
5.350% due 08/19/2036 (a)		5,920		3,948

Holmes Master Issuer PLC
2.955% due 10/15/2054	EUR	185,400		248,472
3.001% due 10/15/2054		200		268

Homebanc Mortgage Trust
0.415% due 12/25/2036		$3,052		1,980
0.505% due 10/25/2035		12,818		8,366
1.095% due 08/25/2029		576		396
5.694% due 04/25/2037		7,953		6,409
5.696% due 04/25/2037		4,100		1,979

Homestar Mortgage Acceptance Corp.
0.685% due 07/25/2034		6,421		5,504

Impac CMB Trust
0.875% due 10/25/2033		357		280
0.975% due 11/25/2034		3,578		2,899
0.995% due 10/25/2033		58		46
1.235% due 07/25/2033		1,375		1,256
4.991% due 09/25/2034		513		502

Impac Secured Assets CMN Owner Trust
0.325% due 11/25/2036		853		826

Indymac ARM Trust
1.821% due 01/25/2032		541		428
1.888% due 01/25/2032		155		123
2.197% due 08/25/2031		456		416

Indymac IMSC Mortgage Loan Trust
0.415% due 07/25/2047		16,028		7,835

Indymac INDA Mortgage Loan Trust
2.608% due 01/25/2036		23,657		18,406
5.589% due 08/25/2036		4,100		2,917

Indymac INDB Mortgage Loan Trust
0.535% due 11/25/2035 (a)		1,158		449

Indymac Index Mortgage Loan Trust
0.425% due 09/25/2046		26,649		14,871
0.435% due 11/25/2046		1,002		223
0.435% due 06/25/2047		13,690		6,863
0.475% due 04/25/2035		2,288		1,458
0.475% due 07/25/2035		4,594		2,612
0.535% due 06/25/2037 (a)		2,006		617
1.015% due 05/25/2034		20		13
2.441% due 01/25/2036		11,031		6,209
2.586% due 10/25/2034		7,149		6,213
2.662% due 12/25/2034		2,687		1,868
2.728% due 01/25/2035		267		183
4.695% due 04/25/2037		15,259		6,142
4.933% due 09/25/2035		4,670		2,669
4.933% due 09/25/2035 (a)		925		62
5.000% due 08/25/2035		3,052		2,038
5.087% due 01/25/2036		1,609		1,065
5.110% due 10/25/2035		1,433		1,022
5.122% due 06/25/2036		2,475		2,049
5.194% due 06/25/2035		2,645		1,842
5.258% due 04/25/2037 (a)		34,426		16,779

Jamaica Housing Development
3.104% due 10/01/2018		4,839		4,708

JPMorgan Alternative Loan Trust
0.405% due 08/25/2036		30,000		21,396
5.550% due 10/25/2036		457		423

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Chase Commercial Mortgage Securities Corp.
0.036% due 01/12/2043 (b)	$9,701	$3
0.604% due 07/15/2019	13,096	12,596
2.749% due 11/15/2043	759	762
3.341% due 07/15/2046	25,100	25,067
3.673% due 02/16/2046	32,700	33,136
3.853% due 06/15/2043	27,079	28,165
4.372% due 10/12/2037	112	112
4.393% due 07/12/2037	14	14
4.678% due 07/15/2042	13,172	13,414
4.824% due 09/12/2037	5,111	5,125
4.918% due 10/15/2042	200	216
4.936% due 08/15/2042	200	217
5.038% due 03/15/2046	485	522
5.050% due 12/12/2034	8,526	8,770
5.247% due 01/12/2043	472	471
5.298% due 05/15/2047	8,200	8,231
5.336% due 05/15/2047	235,858	244,666
5.399% due 05/15/2045	2,235	2,428
5.420% due 01/15/2049	72,084	75,094
5.429% due 12/12/2043	500	535
5.440% due 06/12/2047	59,860	62,459
5.455% due 01/12/2043	4,040	4,312
5.794% due 02/12/2051	15,695	17,007
5.882% due 02/15/2051	33,040	35,278
5.914% due 02/12/2049	4,250	4,530
5.932% due 02/12/2049	79,566	84,736
6.072% due 04/15/2045	43,365	47,857

JPMorgan Mortgage Trust
2.105% due 11/25/2033	52	50
2.722% due 02/25/2036	2,416	2,172
2.727% due 08/25/2035	8,736	6,343
2.780% due 10/25/2035	41,335	34,227
2.789% due 08/25/2035	5,346	4,485
2.796% due 07/25/2035	28,462	26,440
2.806% due 07/25/2035	11,929	10,706
2.814% due 10/25/2036	11,971	8,641
2.817% due 02/25/2036	55,284	41,727
2.860% due 07/25/2035	4,635	4,235
4.550% due 07/25/2035	6,388	5,660
4.723% due 02/25/2034	2,314	2,261
4.877% due 04/25/2035	1,041	936
4.991% due 07/25/2035	8,494	7,284
5.000% due 08/25/2020	22,397	21,985
5.018% due 02/25/2035	5,179	4,940
5.059% due 10/25/2035	26,445	22,555
5.117% due 10/25/2035	1,978	1,571
5.148% due 06/25/2035	26,244	25,299
5.179% due 06/25/2035	36,860	35,323
5.304% due 08/25/2035	12,068	10,584
5.314% due 07/27/2037	30,678	23,430
5.333% due 07/25/2035	2,783	2,673
5.370% due 11/25/2035	7,069	6,384
5.379% due 09/25/2035	2,294	2,088
5.500% due 07/25/2036	6,109	5,667
5.612% due 04/25/2037	35	29
5.615% due 04/25/2036	12,600	9,746
5.620% due 04/25/2036	19,342	17,498
5.648% due 05/25/2036	12,007	9,295
5.750% due 01/25/2036	12,747	12,005
5.835% due 10/25/2036	79,112	59,850
6.500% due 07/25/2036	11,678	11,002

LB Commercial Conduit Mortgage Trust
6.140% due 07/15/2044	23,694	25,801

LB Mortgage Trust
25.119% due 01/20/2017	7,270	7,314

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LB-UBS Commercial Mortgage Trust
4.563% due 09/15/2026		$2,814	$2,835
4.568% due 01/15/2031		390	409
4.739% due 07/15/2030		200	215
4.742% due 02/15/2030		45	48
5.084% due 02/15/2031		144	145
5.124% due 11/15/2032		405	428
5.303% due 02/15/2040		377	378
5.372% due 09/15/2039		20,900	22,698
5.424% due 02/15/2040		75,816	80,393
5.430% due 02/15/2040		88,983	91,821
5.532% due 03/15/2032		7	7
5.661% due 03/15/2039		16,790	18,418
5.866% due 09/15/2045		47,205	50,901
6.067% due 06/15/2038		2,516	2,772

Lehman Mortgage Trust
0.555% due 08/25/2036		26,328	19,284
6.486% due 04/25/2036		3,753	3,598

Luminent Mortgage Trust
0.405% due 12/25/2036		20,995	11,645
0.415% due 12/25/2036		8,404	4,416
0.435% due 10/25/2046		7,352	4,482

Mall Funding PLC
1.513% due 04/22/2017	GBP	17,569	22,945

MASTR Adjustable Rate Mortgages Trust
0.445% due 04/25/2046		$12,465	6,574
0.475% due 05/25/2037		2,500	1,082
0.535% due 05/25/2047		1,000	280
2.404% due 07/25/2035		4,646	3,443
2.562% due 05/25/2034		369	277
2.625% due 10/25/2032		2,034	1,921
2.721% due 11/21/2034		16,700	15,684
2.811% due 12/25/2033		438	368

MASTR Alternative Loans Trust
0.635% due 11/25/2033		343	330
0.635% due 03/25/2036		10,949	2,918

MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,877	1,949
5.750% due 05/25/2036		23,300	20,996

MASTR Reperforming Loan Trust
7.000% due 05/25/2035		1,389	1,397

MASTR Seasoned Securities Trust
6.225% due 09/25/2017		7,515	7,854
6.500% due 08/25/2032		18,352	19,073

Mellon Residential Funding Corp.
0.659% due 08/15/2032		445	400
0.669% due 12/15/2030		2,412	2,210
0.709% due 06/15/2030		3,652	3,378
0.929% due 11/15/2031		11,580	10,231
0.969% due 09/15/2030		2,839	2,258
1.109% due 11/15/2031		182	125
2.610% due 10/20/2029		6,916	6,163

Merrill Lynch Alternative Note Asset
0.535% due 03/25/2037		4,665	1,636
4.976% due 06/25/2037 (a)		3,506	1,613

Merrill Lynch Floating Trust
0.764% due 07/09/2021		68,086	65,591

Merrill Lynch Mortgage Investors, Inc.
0.445% due 02/25/2036		1,605	1,074
0.485% due 08/25/2036		1,386	1,039
1.932% due 12/25/2032		1,133	1,027
2.235% due 05/25/2033		1,205	1,110
2.277% due 02/25/2033		62	55
2.485% due 02/25/2034		29	27
2.611% due 08/25/2034		3,266	2,982
2.618% due 06/25/2035		32,103	27,128
2.621% due 02/25/2035		6,322	5,853

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.762% due 12/25/2035	$3,866	$3,016
2.851% due 05/25/2033	13	12
5.272% due 09/25/2035	53,445	46,141
5.418% due 12/25/2035	15,082	12,499
6.720% due 11/15/2026	12	13
7.045% due 12/15/2030	2,805	2,961

Merrill Lynch Mortgage Trust
5.918% due 06/12/2050	5,936	5,995
6.022% due 06/12/2050	13,851	14,615

Merrill Lynch Mortgage-Backed Securities Trust
5.334% due 04/25/2037	15,384	10,470

Merrill Lynch/Countrywide Commercial Mortgage Trust
0.810% due 12/12/2049 (b)	101,107	1,868
5.172% due 12/12/2049	10,430	11,171
5.378% due 08/12/2048	25,620	26,078
5.414% due 07/12/2046	300	323
5.485% due 03/12/2051	33,790	34,832
5.656% due 02/12/2039	21,500	21,807
5.700% due 09/12/2049	95,607	99,116
5.810% due 06/12/2050	29,150	30,759
6.166% due 08/12/2049	61,632	65,098

MLCC Mortgage Investors, Inc.
0.465% due 04/25/2029	410	355
0.485% due 11/25/2035	4,146	3,409
0.565% due 11/25/2029	770	683
0.735% due 05/25/2029	230	204
0.820% due 11/25/2029	1,103	1,026
0.855% due 10/25/2028	237	207
0.895% due 06/25/2028	2,991	2,668
0.975% due 03/25/2028	202	175
1.015% due 03/25/2028	99	85
1.222% due 10/25/2035	2,069	1,685
1.653% due 10/25/2035	84,774	73,724
1.947% due 01/25/2029	1,127	1,049
1.988% due 02/25/2036	10,523	8,204
2.072% due 04/25/2035	1,026	917
2.379% due 05/25/2036	6,645	6,155
2.420% due 10/25/2035	3,783	3,154
5.511% due 06/25/2037	3,724	3,143

Morgan Stanley Capital
0.290% due 10/15/2020	25,114	24,990
0.455% due 05/24/2043	3,963	3,725
0.730% due 12/15/2020	17,259	16,774
4.700% due 07/15/2056	100	105
5.168% due 01/14/2042	200	216
5.283% due 11/12/2041	12	12
5.332% due 12/15/2043	41,870	45,401
5.364% due 03/15/2044	2,500	2,667
5.447% due 02/12/2044	530	571
5.514% due 11/12/2049	500	542
5.569% due 12/15/2044	26,700	27,677
5.598% due 03/12/2044	700	768
5.610% due 04/15/2049	22,471	23,232
5.692% due 04/15/2049	58,600	61,049
5.794% due 06/11/2042	300	337
5.809% due 12/12/2049	107,810	116,369
5.852% due 12/12/2049	385	406
6.080% due 06/11/2049	35,809	38,153

Morgan Stanley Dean Witter Capital
4.740% due 11/13/2036	25,974	26,670
5.500% due 04/25/2017	9	9
5.980% due 01/15/2039	39	39

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Mortgage Loan Trust
0.545% due 01/25/2035		$25	$21
2.277% due 06/25/2036		4,629	3,927
5.087% due 07/25/2035		4,859	4,096
5.371% due 06/25/2036		27,524	14,147
5.701% due 02/25/2047		3,849	2,564

Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		60,436	55,148
5.984% due 08/12/2045		138,837	152,155
5.984% due 08/15/2045		81,900	89,757

New York Mortgage Trust
2.805% due 05/25/2036		37,259	30,427

Newgate Funding PLC
1.518% due 12/15/2050	GBP	51,883	78,542
2.128% due 12/15/2050	EUR	107,200	111,774

Nomura Asset Acceptance Corp.
0.455% due 05/25/2035		$1,307	1,064
2.496% due 10/25/2035		257	166
5.364% due 02/25/2036 (a)		1,285	749
5.820% due 03/25/2047		2,761	2,207
6.138% due 03/25/2047		2,537	2,040
7.000% due 02/19/2030		2,012	2,020
7.500% due 03/25/2034		1,558	1,670

OBP Depositor LLC Trust
4.646% due 07/15/2045		62,000	66,351

Ocwen Residential MBS Corp.
7.000% due 10/25/2040		113	13

Opera Finance PLC
1.795% due 01/15/2015	EUR	14,050	11,959

Opteum Mortgage Acceptance Corp.
0.495% due 07/25/2035		$1,377	1,255
0.615% due 12/25/2035		32,107	18,184

Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		21	24

Paine Webber CMO Trust
8.625% due 09/01/2018		2	2
1359.500% due 08/01/2019 (b)		0	1

Paragon Mortgages PLC
1.067% due 10/15/2041	GBP	2,546	2,969
1.207% due 04/16/2035		6,284	7,364
1.212% due 05/15/2041		27,792	34,972

Permanent Master Issuer PLC
0.329% due 10/15/2033		$6,500	6,487
0.359% due 07/15/2033		10,000	9,884
0.927% due 10/15/2033	GBP	18,000	27,576

PHH Alternative Mortgage Trust
0.395% due 02/25/2037		$17,988	10,745

Prime Mortgage Trust
0.635% due 02/25/2019		672	655
0.635% due 02/25/2034		6,701	6,228
5.000% due 02/25/2019		26	27

Provident Funding Mortgage Loan Trust
2.594% due 04/25/2034		7,645	6,859
2.618% due 10/25/2035		6,027	5,487

RBSCF Trust
5.223% due 08/16/2048		48,438	51,665
5.305% due 01/16/2049		15,013	15,097
5.331% due 02/16/2044		21,173	23,098
5.336% due 05/16/2047		29,124	31,835
5.420% due 01/16/2049		28,804	31,229
5.467% due 09/16/2039		1,900	2,065
5.692% due 04/16/2049		26,300	28,920
5.695% due 09/16/2040		7,500	8,274
6.068% due 09/17/2039		2,600	2,826
6.096% due 02/16/2051		42,211	47,296
6.214% due 12/16/2049		37,000	41,070

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RBSSP Resecuritization Trust
0.438% due 10/27/2036		$5,414	$3,126
0.458% due 08/27/2037		8,000	5,592
0.488% due 09/27/2037		9,300	4,677
0.548% due 02/27/2037		6,317	3,764

Real Estate Capital PLC
1.063% due 07/25/2016	GBP	28,593	41,400

Regal Trust
2.838% due 09/29/2031		$713	637

Resecuritization Mortgage Trust
0.485% due 04/26/2021		1	1

Residential Accredit Loans, Inc.
0.415% due 06/25/2046		125,761	42,910
0.485% due 08/25/2037		10,546	6,379
0.535% due 08/25/2035		1,096	613
0.540% due 09/25/2046		446	65
0.565% due 03/25/2037		2,755	794
0.635% due 01/25/2033		50	47
0.885% due 07/25/2033		204	178
3.008% due 04/25/2035		12,961	10,698
3.105% due 08/25/2035 (a)		1,817	820
5.250% due 09/25/2020		30,144	29,074
5.676% due 09/25/2035		2,295	1,461
5.714% due 02/25/2036 (a)		2,272	1,039
6.000% due 06/25/2036		154	93

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031		531	569

Residential Asset Securitization Trust
0.635% due 01/25/2046 (a)		26,292	11,143
0.685% due 12/25/2036 (a)		893	283
0.735% due 03/25/2035		20,270	14,672
5.000% due 08/25/2019		6,802	6,801
5.500% due 07/25/2035		945	802
5.750% due 02/25/2036 (a)		1,941	1,313
6.250% due 10/25/2036 (a)		1,171	766

Residential Funding Mortgage Securities
0.635% due 07/25/2018		198	190
3.033% due 09/25/2035		265	169
5.250% due 03/25/2034		48	48
5.267% due 06/25/2035		5,018	4,307
5.500% due 12/25/2034		1,600	1,503
6.000% due 06/25/2036		5,924	4,763
6.500% due 03/25/2032		424	441

ResLoC U.K. PLC
1.138% due 12/15/2043	GBP	5,000	4,055

RMAC Securities PLC
1.059% due 06/12/2044		20,889	26,470
1.682% due 06/12/2044	EUR	4,017	4,226

Salomon Brothers Mortgage Securities, Inc.
0.735% due 05/25/2032		$126	101
2.762% due 12/25/2030		231	228
4.000% due 12/25/2018		143	149
4.865% due 03/18/2036		80	81
5.045% due 03/18/2036		40	40

Santa Barbara Savings & Loan Association
9.500% due 11/20/2018		115	131

Sears Mortgage Securities
12.000% due 02/25/2014		22	24

Securitized Asset Sales, Inc.
2.805% due 11/26/2023		135	126

Sequoia Mortgage Trust
0.430% due 07/20/2036		7,838	6,121
0.580% due 10/19/2026		389	334
0.580% due 07/20/2033		642	539
0.890% due 06/20/2033		51	44
0.990% due 10/20/2027		395	338
1.023% due 05/20/2034		6,774	5,451

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.436% due 01/20/2047	$6,574	$4,561
2.714% due 04/20/2035	27,450	24,935
5.382% due 09/20/2046	14,541	11,531
5.418% due 01/20/2047	9,109	7,164

Sovereign Commercial Mortgage Securities Trust
5.951% due 07/22/2030	1,001	1,031

Structured Adjustable Rate Mortgage Loan Trust
0.455% due 05/25/2037	322	174
0.555% due 10/25/2035	24,708	14,892
0.715% due 06/25/2035	877	698
1.652% due 01/25/2035	459	278
2.364% due 03/25/2034	3,851	3,490
2.488% due 02/25/2034	3,709	3,352
2.502% due 08/25/2034	2,316	1,903
2.511% due 06/25/2035	4,848	3,567
2.533% due 07/25/2034	3,147	2,754
2.534% due 04/25/2034	7,368	6,037
2.539% due 05/25/2034	393	329
2.540% due 01/25/2035	2,341	1,815
2.540% due 08/25/2035	118	87
2.585% due 01/25/2036 (a)	5,485	4,375
2.596% due 09/25/2034	1,304	1,210
4.938% due 09/25/2036	4,100	2,079
5.120% due 05/25/2036	4,100	3,294
5.190% due 12/25/2034	254	214
5.234% due 11/25/2035	1,655	1,045
5.363% due 07/25/2035	1,865	1,514
5.568% due 03/25/2036	2,365	1,549
5.803% due 02/25/2036	2,624	1,727
6.000% due 10/25/2037 (a)	1,855	724

Structured Asset Mortgage Investments, Inc.
0.355% due 08/25/2036	20,269	11,342
0.365% due 03/25/2037	5,199	2,770
0.405% due 03/25/2037	1,163	198
0.425% due 06/25/2036	1,536	935
0.425% due 07/25/2046	46,540	24,900
0.445% due 04/25/2036	1,715	976
0.445% due 08/25/2036	4,294	2,469
0.445% due 05/25/2046	196	101
0.455% due 05/25/2036	59	31
0.455% due 05/25/2046	16,319	6,093
0.455% due 09/25/2047	300	110
0.465% due 05/25/2045	1,582	926
0.480% due 07/19/2035	5,348	4,319
0.495% due 05/25/2046	514	107
0.535% due 08/25/2036	1,100	276
0.545% due 12/25/2035	7,548	4,061
0.580% due 03/19/2034	14	12
0.810% due 07/19/2034	36	30
0.890% due 09/19/2032	8,823	7,309
0.890% due 10/19/2034	1,022	844
1.070% due 10/19/2033	1,313	984
3.813% due 05/25/2022	1,006	974
4.439% due 05/02/2030	1	1
9.153% due 06/25/2029	80	85

Structured Asset Securities Corp.
0.285% due 05/25/2036	16	16
1.880% due 05/25/2032	258	220
2.230% due 07/25/2032	837	711
2.303% due 01/25/2032	1,846	1,529
2.467% due 01/25/2034	7,705	6,480
2.567% due 06/25/2033	6,677	6,151
2.655% due 10/25/2035	824	654
2.661% due 02/25/2032	1,615	1,513
5.250% due 12/25/2034	649	647
5.421% due 03/25/2033	3,761	3,461
5.750% due 02/25/2035	34,932	35,623

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 10/25/2036	$5,893	$5,556
8.044% due 04/15/2027	47	47

Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024	34	33

TBW Mortgage-Backed Pass-Through Certificates
5.630% due 01/25/2037	1,469	770
5.970% due 09/25/2036	5,726	1,146
6.014% due 07/25/2037	2,868	1,546
6.500% due 07/25/2036	10,850	4,388

Thornburg Mortgage Securities Trust
0.335% due 03/25/2037	4,260	4,172
0.345% due 11/25/2046	1,622	1,615
0.365% due 06/25/2037	2,025	1,958
0.455% due 06/25/2047	8,819	8,493
0.935% due 12/25/2033	3,750	3,462
2.984% due 10/25/2043	1,248	1,039
5.403% due 10/25/2046	516,350	496,444
5.419% due 07/25/2036	322,749	310,630
5.618% due 09/25/2047	164,894	127,073

UBS Commercial Mortgage Trust
1.129% due 07/15/2024	86,787	80,979

Wachovia Bank Commercial Mortgage Trust
0.309% due 06/15/2020	10,261	9,008
0.319% due 09/15/2021	31,776	30,664
0.400% due 06/15/2049	184,300	149,047
5.090% due 07/15/2042	73	75
5.118% due 07/15/2042	100	109
5.215% due 01/15/2041	450	480
5.308% due 11/15/2048	41,805	44,726
5.342% due 12/15/2043	194,250	198,961
5.416% due 01/15/2045	16,615	18,092
5.509% due 04/15/2047	58,608	60,698
5.678% due 05/15/2046	19,365	20,667
5.888% due 05/15/2043	50	51
5.922% due 05/15/2043	655	721
5.931% due 06/15/2049	365	389

Wachovia Mortgage Loan Trust LLC
5.088% due 08/20/2035	19,484	16,680
5.241% due 10/20/2035	3,647	3,403
5.727% due 03/20/2037	9,532	8,059

WaMu Mortgage Pass-Through Certificates
0.455% due 07/25/2046 (a)	359	22
0.465% due 04/25/2045	2,441	1,908
0.495% due 11/25/2045	5,362	4,165
0.505% due 12/25/2045	996	795
0.515% due 11/25/2045	3,872	2,650
0.525% due 10/25/2045	34,129	26,388
0.545% due 01/25/2045	2,469	1,892
0.555% due 01/25/2045	5,513	4,321
0.595% due 11/25/2034	7,311	5,651
0.620% due 11/25/2034	2,497	1,915
0.645% due 11/25/2045	774	459
0.645% due 12/25/2045	712	435
0.740% due 11/25/2034	1,213	783
0.942% due 02/25/2047	50,055	28,247
0.942% due 03/25/2047	42,688	24,841
0.982% due 01/25/2047	20,707	11,032
1.002% due 04/25/2047	29,733	19,918
1.012% due 05/25/2047	29,449	17,805
1.052% due 12/25/2046	37,120	24,444
1.052% due 07/25/2047	1,125	662
1.062% due 12/25/2046	19,878	11,605
1.222% due 06/25/2046	36,680	26,477
1.242% due 02/25/2046	3,110	2,176
1.242% due 08/25/2046	379	240
1.442% due 11/25/2042	846	695
1.448% due 05/25/2041	39	34

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.642% due 06/25/2042	$1,786	$1,369
1.642% due 08/25/2042	165	137
1.742% due 11/25/2046	4,155	2,970
2.255% due 03/25/2033	49	45
2.473% due 09/25/2033	3,237	3,079
2.501% due 10/25/2035	4,390	3,686
2.508% due 09/25/2035	37,719	26,690
2.538% due 08/25/2034	1,164	1,092
2.553% due 09/25/2033	389	373
2.555% due 03/25/2036	28,393	21,174
2.575% due 05/25/2035	78,209	59,537
2.576% due 03/25/2034	2,177	2,042
2.576% due 04/25/2035	14,786	12,085
2.580% due 06/25/2033	9,029	8,668
2.580% due 12/25/2035	39,585	30,365
2.581% due 08/25/2035	12,497	11,325
2.590% due 01/25/2033	410	379
2.600% due 02/27/2034	2,591	2,449
2.612% due 12/25/2035	25,000	19,785
2.635% due 03/25/2037	95,113	77,107
2.643% due 02/25/2037	48,075	33,635
2.665% due 12/25/2036	28,350	18,116
2.838% due 07/25/2046	2,209	1,529
2.838% due 08/25/2046	1,294	879
2.838% due 09/25/2046	14,899	10,657
2.838% due 10/25/2046	28,590	19,831
2.838% due 12/25/2046	16,809	12,055
2.850% due 05/25/2046	2,580	1,697
4.908% due 01/25/2037	12,135	8,608
5.176% due 12/25/2035	7,479	6,382
5.186% due 04/25/2037	8,322	5,665
5.239% due 12/25/2036	7,676	5,275
5.319% due 02/25/2037	22,563	14,351
5.502% due 05/25/2037	20,415	14,832
5.542% due 08/25/2035	9,545	8,125
5.585% due 02/25/2037	30,336	21,208
5.648% due 08/25/2036	24,491	19,636
5.659% due 08/25/2036	29,624	22,049
5.672% due 03/25/2036	46,894	40,516
5.837% due 09/25/2036	12,957	9,412
5.952% due 08/25/2046	29,626	24,581
6.000% due 07/25/2034	1,235	1,309

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.012% due 04/25/2047	906	241
1.212% due 05/25/2046	9,537	4,690
6.268% due 07/25/2036	2,130	1,124

Washington Mutual MSC Mortgage Pass-Through Certificates
2.018% due 02/25/2031	3	3
2.246% due 05/25/2033	178	155
2.262% due 02/25/2033	33	28
2.516% due 06/25/2033	8,146	7,522
2.572% due 01/25/2035	844	756

Wells Fargo Mortgage-Backed Securities Trust
0.735% due 07/25/2037	5,691	4,452
2.702% due 04/25/2036	98	87
2.708% due 11/25/2034	2,428	2,259
2.709% due 10/25/2035	2,108	1,806
2.714% due 09/25/2034	687	640
2.716% due 09/25/2034	17,410	16,681
2.720% due 06/25/2035	3,807	3,528
2.723% due 05/25/2035	6,327	5,571
2.723% due 07/25/2035	91,548	84,095
2.724% due 12/25/2034	2,878	2,756
2.724% due 10/25/2035	25,002	21,653
2.727% due 10/25/2035	35,373	28,880

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.731% due 03/25/2036	$180,884	$149,146
2.737% due 03/25/2035	6,378	5,668
2.738% due 01/25/2035	10,731	9,160
2.739% due 12/25/2034	28,878	26,323
2.740% due 03/25/2036	5,617	4,067
2.742% due 05/25/2035	3,570	3,162
2.742% due 09/25/2036	10,351	7,634
2.761% due 10/25/2035	611	614
2.763% due 10/25/2035	5,292	4,773
2.771% due 04/25/2036	28,958	22,631
2.777% due 06/25/2035	3,665	3,484
2.795% due 03/25/2036	8,657	6,991
4.500% due 11/25/2018	29	29
4.561% due 12/25/2033	6,202	5,919
4.613% due 09/25/2033	690	706
4.621% due 01/25/2034	1,991	1,973
4.692% due 12/25/2033	647	644
4.713% due 07/25/2034	101	103
4.795% due 01/25/2035	1,072	992
5.000% due 06/25/2033	1,572	1,496
5.000% due 03/25/2036	5,256	4,852
5.053% due 03/25/2036	51,867	49,781
5.203% due 10/25/2035	57,952	53,301
5.250% due 05/25/2035	14,156	13,466
5.388% due 03/25/2036	530	477
5.500% due 01/25/2036	11,569	10,556
5.617% due 04/25/2036	37,935	34,249
5.750% due 03/25/2036	14,307	13,989
5.750% due 02/25/2037	1,500	1,356
5.750% due 04/25/2037	12,497	11,154
6.000% due 08/25/2036	11,123	10,185
6.000% due 03/25/2037	11,345	9,814
6.000% due 04/25/2037	4,500	4,094
6.000% due 07/25/2037	25,576	22,625
6.000% due 08/25/2037	33,870	31,010

Total Mortgage-Backed Securities (Cost $16,000,691)		15,880,464

ASSET-BACKED SECURITIES 1.6%

ACA CLO Ltd.
0.501% due 01/20/2021	20,000	18,611

Access Group, Inc.
1.553% due 10/27/2025	8,183	8,246

Accredited Mortgage Loan Trust
4.980% due 10/25/2033	3,670	2,947

ACE Securities Corp.
0.285% due 12/25/2036	26	25
0.295% due 10/25/2036	27	7

AFC Home Equity Loan Trust
0.945% due 12/22/2027	5	3

Alzette European CLO S.A.
0.667% due 12/15/2020	6,654	6,391

Ameriquest Mortgage Securities, Inc.
0.435% due 05/25/2035	3,760	3,644
0.465% due 11/25/2035	230	220
0.537% due 11/25/2034	1,057	943
1.095% due 10/25/2033	8	8
5.158% due 11/25/2035	5,094	5,194

AMMC CDO
0.537% due 05/03/2018	18,862	18,207

Amortizing Residential Collateral Trust
0.815% due 07/25/2032	97	83
0.878% due 06/25/2032	296	241
0.935% due 10/25/2031	139	108

Anthracite CDO Ltd.
1.235% due 12/24/2037	5,000	4,595

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Aquilae CLO PLC
2.057% due 01/17/2023	EUR	29,057	$35,861

Argent Securities, Inc.
0.435% due 10/25/2035		$2,035	1,827

Armstrong Loan Funding Ltd.
1.254% due 08/01/2016		10,514	10,192

Asset-Backed Funding Certificates
0.545% due 01/25/2035		1,516	1,304
0.585% due 06/25/2034		2,646	1,891
0.665% due 12/25/2030		2,113	1,872

Asset-Backed Securities Corp. Home Equity
0.315% due 05/25/2037		2,820	2,322
0.510% due 09/25/2034		1,913	1,669
0.725% due 07/25/2035		3,033	2,914

Avoca CLO BV
1.974% due 09/15/2021	EUR	56,176	69,645

BA Credit Card Trust
0.929% due 12/15/2014		$150	151

Bank One Issuance Trust
0.479% due 05/16/2016		500	502

Bear Stearns Asset-Backed Securities Trust
0.275% due 02/25/2037		674	661
0.285% due 11/25/2036		335	322
0.295% due 01/25/2037		387	360
0.305% due 12/25/2036		3,126	2,908
0.315% due 10/25/2036		44	42
0.325% due 06/25/2047		18	17
0.345% due 11/25/2036		1,036	694
0.385% due 01/25/2037		10,248	8,530
0.395% due 01/25/2037		25,162	10,583
0.425% due 01/25/2047		7,429	7,058
0.435% due 04/25/2037		12,000	6,991
0.515% due 02/25/2036		166	156
0.755% due 07/25/2035		2,501	2,383
0.875% due 12/25/2034		7	5
0.895% due 10/25/2032		3,831	3,283
1.035% due 10/27/2032		1,034	888
1.235% due 10/25/2037		562	338
1.235% due 11/25/2042		497	426
3.060% due 06/25/2043		1,616	1,445
3.076% due 10/25/2036		318	224
3.239% due 07/25/2036		332	215

BNC Mortgage Loan Trust
0.335% due 05/25/2037		811	718

Callidus Debt Partners Fund Ltd.
0.510% due 04/17/2020		29,868	28,734

Capital Auto Receivables Asset Trust
1.679% due 10/15/2012		3,022	3,025

Carrington Mortgage Loan Trust
0.285% due 01/25/2037		201	198
0.335% due 06/25/2037		1,983	1,772
0.355% due 02/25/2037		93	90
0.475% due 10/25/2036		13,800	4,617
0.555% due 10/25/2035		984	900
0.615% due 12/25/2035		21,844	16,398

Chambers Descendants Trust
12.000% due 08/15/2018 (r)		105,656	105,883

Chase Funding Mortgage Loan Asset-Backed Certificates
0.795% due 02/25/2033		66	61
0.875% due 08/25/2032		989	731
0.895% due 11/25/2032		30	24
0.975% due 10/25/2032		375	310
4.499% due 11/25/2034		24	24

Chase Issuance Trust
1.847% due 09/15/2015		1,200	1,233
5.120% due 10/15/2014		100	105

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chester Asset Receivables Dealings
2.335% due 01/15/2014	EUR	200	$268

Citibank Credit Card Issuance Trust
4.850% due 04/22/2015		$125	133

Citibank Omni Master Trust
2.329% due 05/16/2016		147,295	148,572
2.979% due 08/15/2018		30,300	31,727
4.900% due 11/15/2018		125,000	136,271

Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		17,950	20,624

Citigroup Mortgage Loan Trust, Inc.
0.275% due 12/25/2036		20	19
0.295% due 05/25/2037		4,015	3,840
0.295% due 07/25/2045		6,466	4,845
0.305% due 05/25/2037		12,132	9,700
0.385% due 10/25/2036		4,397	3,991
5.764% due 01/25/2037		2,268	1,242

Commercial Industrial Finance Corp.
0.535% due 05/10/2021		10,600	9,804

Conseco Finance
0.679% due 05/15/2032		145	139

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		175	183
6.681% due 12/01/2033		509	541
7.490% due 07/01/2031		738	759

Conseco Financial Corp.
6.240% due 12/01/2028		90	94
6.870% due 04/01/2030		595	631
7.140% due 01/15/2029		48	52

Countrywide Asset-Backed Certificates
0.285% due 07/25/2037		553	539
0.285% due 08/25/2037		5,614	5,497
0.315% due 10/25/2047		244	241
0.325% due 06/25/2037		190	185
0.385% due 02/25/2037		36,695	22,587
0.385% due 01/25/2045		26,031	18,559
0.385% due 06/25/2047		50,150	22,267
0.415% due 09/25/2036		6,401	5,039
0.435% due 08/25/2034		1,437	1,256
0.485% due 04/25/2036		11,018	9,362
0.485% due 05/25/2036		19,356	17,161
0.515% due 06/25/2035		158	152
0.525% due 07/25/2036		7,400	2,504
0.525% due 08/25/2036		8,697	2,528
0.575% due 12/25/2036		95	40
0.605% due 11/25/2033		82	75
0.625% due 11/25/2034		7,447	6,380
0.715% due 12/25/2031		272	134
0.975% due 05/25/2032		22	19
4.693% due 10/25/2035		17,646	15,187
4.740% due 10/25/2035		2,063	1,919

Credit Suisse First Boston Mortgage Securities Corp.
0.855% due 01/25/2032		972	747
0.935% due 07/25/2032		54	39
0.975% due 08/25/2032		2,042	1,395
1.035% due 05/25/2043		2,000	1,556

Credit-Based Asset Servicing & Securitization LLC
0.295% due 11/25/2036		238	161
0.305% due 01/25/2037		43	9
0.355% due 07/25/2037		849	778
1.335% due 04/25/2032		350	274
4.831% due 08/25/2035		88	85
6.280% due 05/25/2035		1,793	1,608

Delta Funding Home Equity Loan Trust
1.049% due 09/15/2029		210	159

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Denver Arena Trust
6.940% due 11/15/2019		$2,822	$2,899

Educational Services of America, Inc.
1.103% due 07/25/2023		60,342	60,305

EMC Mortgage Loan Trust
0.605% due 05/25/2040		66	55
0.685% due 12/25/2042		2,717	2,118

Equity One ABS, Inc.
0.795% due 11/25/2032		115	96

Fifth Third Auto Trust
4.810% due 01/15/2013		24	24

First Alliance Mortgage Loan Trust
0.990% due 03/20/2031		426	343

First Franklin Mortgage Loan Asset-Backed Certificates
0.285% due 11/25/2036		28	28
0.295% due 10/25/2036		251	242
0.305% due 12/25/2036		140	139
0.515% due 10/25/2035		5,762	5,424
0.605% due 12/25/2034		73	72

First NLC Trust
0.305% due 08/25/2037		1,783	859
0.505% due 02/25/2036		26,805	20,538

FMAC Loan Receivables Trust
6.500% due 09/15/2020 (a)		10	7
7.900% due 04/15/2019		3	3

Ford Auto Securitization Trust
1.960% due 07/15/2015	CAD	50,000	47,855

Ford Credit Auto Owner Trust
4.950% due 03/15/2013		$17	17

Fremont Home Loan Trust
0.295% due 01/25/2037		108	102
0.345% due 02/25/2036		49	49
0.565% due 01/25/2036		14,055	7,649

GE-WMC Mortgage Securities LLC
0.275% due 08/25/2036		13	4

Globaldrive BV
4.000% due 10/20/2016	EUR	338	457

Greenpoint Manufactured Housing
7.270% due 06/15/2029		$547	513
8.300% due 10/15/2026		500	568

Grosvenor Place CLO BV
1.947% due 03/28/2023	EUR	127,000	152,978

GSAA Trust
0.535% due 03/25/2037		$5,006	2,406
0.535% due 05/25/2047		1,000	568

GSAMP Trust
0.305% due 12/25/2036		431	279
0.415% due 11/25/2035		662	89
0.465% due 03/25/2047		10,726	3,168
0.575% due 01/25/2035		617	587
1.085% due 02/25/2047		96,383	68,351

GSPA Monetization Trust
6.422% due 10/09/2029		21,609	20,442

GSRPM Mortgage Loan Trust
0.935% due 01/25/2032		531	501

Gulf Stream Sextant CLO Ltd.
0.528% due 08/21/2020		10,000	9,657

Harbourmaster CLO Ltd.
1.788% due 06/15/2020	EUR	13,062	16,290

Harley-Davidson Motorcycle Trust
5.120% due 08/15/2013		$10	10

Hewett’s Island CDO Ltd.
0.571% due 12/05/2018		4,448	4,154

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Home Equity Asset Trust
0.295% due 05/25/2037		$3,867	$3,735
0.405% due 08/25/2036		8,391	7,000
0.835% due 11/25/2032		154	108

HSBC Asset Loan Obligation
0.295% due 12/25/2036		335	272

HSBC Home Equity Loan Trust
0.380% due 03/20/2036		6,436	5,916
0.500% due 01/20/2035		2,358	2,091
0.520% due 01/20/2034		44,545	38,209

HSI Asset Securitization Corp. Trust
0.285% due 10/25/2036		384	260
0.285% due 12/25/2036		238	229
0.295% due 05/25/2037		14	14

ICE EM CLO
0.802% due 08/15/2022		122,000	104,873

Illinois Student Assistance Commission
0.733% due 04/25/2017		2,622	2,615

IMC Home Equity Loan Trust
5.812% due 07/25/2026		61	54
7.310% due 11/20/2028		25	25
7.500% due 04/25/2026		3	3
7.520% due 08/20/2028		20	20

IXIS Real Estate Capital Trust
0.575% due 02/25/2036		553	462

JPMorgan Mortgage Acquisition Corp.
0.285% due 10/25/2036		586	576
0.295% due 03/25/2047		2,421	1,969
0.315% due 08/25/2036		480	135
0.315% due 03/25/2037		41	38
0.325% due 10/25/2036		59	58
0.425% due 05/25/2035		589	479

Jubilee CDO BV
2.016% due 10/15/2019	EUR	11,278	14,642

L.A. Arena Funding LLC
7.656% due 12/15/2026		$211	217

LCM LP
0.582% due 03/21/2019		17,300	16,070

Lehman ABS Mortgage Loan Trust
0.325% due 06/25/2037		6,615	2,089

Lightpoint CLO Ltd.
1.286% due 02/15/2014		11,767	11,626

Long Beach Mortgage Loan Trust
0.795% due 10/25/2034		5,228	3,846

Magi Funding PLC
1.835% due 04/11/2021	EUR	70,037	86,816

Magnolia Funding Ltd.
3.000% due 04/20/2017		109,355	146,791

Massachusetts Educational Financing Authority
1.203% due 04/25/2038		$3,165	3,156

MASTR Asset-Backed Securities Trust
0.285% due 01/25/2037		160	36
0.315% due 05/25/2037		437	394
0.535% due 05/25/2037		32,797	27,966

MASTR Specialized Loan Trust
0.635% due 07/25/2034		1,033	924

Merrill Lynch First Franklin Mortgage Loan Trust
0.295% due 07/25/2037		374	367

Merrill Lynch Mortgage Investors, Inc.
0.305% due 07/25/2037		574	563
0.355% due 02/25/2037		1,989	958

Mesa Trust Asset-Backed Certificates
1.035% due 12/25/2031		1,478	1,082

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mid-State Trust
6.005% due 08/15/2037		$11	$12
6.340% due 10/15/2036		18,147	16,790
7.340% due 07/01/2035		998	1,029
7.791% due 03/15/2038		3,535	3,357
8.330% due 04/01/2030		10,526	10,609

Morgan Stanley ABS Capital
0.285% due 07/25/2036		385	117
0.295% due 05/25/2037		5,548	4,736
0.335% due 11/25/2036		4,150	2,944
1.035% due 07/25/2037		12,542	11,263
1.180% due 06/25/2034		4,523	3,318
1.235% due 03/25/2033		2,265	1,957

Morgan Stanley Dean Witter Capital
1.510% due 09/25/2032		4,452	3,623
1.585% due 02/25/2033		2,727	2,124

Morgan Stanley Home Equity Loan Trust
0.285% due 12/25/2036		839	826

Morgan Stanley IXIS Real Estate Capital Trust
0.285% due 11/25/2036		9	3
0.345% due 11/25/2036		195	58

Morgan Stanley Mortgage Loan Trust
0.305% due 01/25/2047		20	16
0.465% due 02/25/2037		1,306	490
0.595% due 04/25/2037		5,664	2,193
5.726% due 10/25/2036		2,473	1,359
5.750% due 11/25/2036		2,793	1,236
5.750% due 04/25/2037		1,631	1,169
6.000% due 07/25/2047		1,776	1,199

Mountain Capital CLO Ltd.
0.701% due 02/15/2016		15,241	15,150

MPC Natural Gas Funding Trust
6.200% due 03/15/2013		605	604

Nationstar Home Equity Loan Trust
0.355% due 04/25/2037		128	127

Nelnet Student Loan Trust
0.953% due 07/25/2018		7,875	7,900
1.183% due 10/25/2019		5,000	5,069

New Century Home Equity Loan Trust
0.495% due 06/25/2035		810	764
0.505% due 09/25/2035		8,851	8,417
1.120% due 05/25/2034		3,135	2,266

Nissan Auto Receivables Owner Trust
4.280% due 06/16/2014		17	17

Novastar Home Equity Loan
0.945% due 12/25/2033		1,522	1,317

NYLIM Flatiron CLO Ltd.
0.489% due 08/08/2020		10,750	9,984

Option One Mortgage Loan Trust
0.295% due 07/25/2037		33	31
0.325% due 04/25/2037		320	316

Ownit Mortgage Loan Asset-Backed Certificates
0.385% due 05/25/2037		33,623	17,361

Pacifica CDO Ltd.
0.636% due 02/15/2017		63,115	61,306

Panhandle-Plains Higher Education Authority, Inc.
1.376% due 10/01/2035		712	712

Park Place Securities, Inc.
0.495% due 09/25/2035		247	214
0.885% due 10/25/2034		10,700	7,852

Penta CLO S.A.
1.934% due 06/04/2024	EUR	58,970	70,471

Popular ABS Mortgage Pass-Through Trust
0.325% due 01/25/2037		$168	167
0.325% due 06/25/2047		13,896	12,086

Primus CLO Ltd.
0.482% due 07/15/2021		478	431

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Renaissance Home Equity Loan Trust
0.595% due 11/25/2034		$585	$449
0.735% due 12/25/2033		331	266
0.935% due 08/25/2032		104	79
5.565% due 02/25/2036		14	12

Residential Asset Mortgage Products, Inc.
0.635% due 06/25/2047		1,700	736
5.072% due 04/25/2034		3,285	3,062

Residential Asset Securities Corp.
0.345% due 04/25/2037		15	15
0.735% due 07/25/2032 (a)		5	3

Residential Mortgage Loan Trust
1.750% due 09/25/2029		12	11

RMF Euro CDO S.A.
1.972% due 09/11/2022	EUR	17,403	21,515

SACO, Inc.
0.355% due 05/25/2036		$1,607	1,468
0.655% due 03/25/2036		152	51
0.735% due 12/25/2035		153	52

Salomon Brothers Mortgage Securities, Inc.
0.795% due 09/25/2028		1,096	929

Saxon Asset Securities Trust
0.755% due 08/25/2032		82	81

Securitized Asset-Backed Receivables LLC Trust
0.275% due 01/25/2037		303	290
0.295% due 12/25/2036 (a)		361	103
0.365% due 05/25/2037 (a)		1,639	950

Security National Mortgage Loan Trust
0.525% due 10/25/2036		778	778

Sherwood Castle Funding PLC
1.098% due 06/15/2016	GBP	5,200	7,757
1.738% due 03/15/2016	EUR	18,000	23,156

SLC Student Loan Trust
1.247% due 06/15/2021		$4,300	4,293
4.750% due 06/15/2033		81	82

SLM Student Loan Trust
0.243% due 10/25/2018		133	133
0.253% due 07/25/2017		7,951	7,884
0.343% due 10/25/2022		2,700	2,678
0.363% due 04/25/2017		430	429
0.383% due 04/25/2017		2,464	2,463
0.383% due 04/25/2023		20,000	19,998
0.423% due 04/27/2015		298	297
0.423% due 04/27/2020		11,801	11,690
0.583% due 01/25/2022		12,000	11,525
0.753% due 10/27/2014		5	5
0.753% due 10/25/2017		32,500	32,371
0.803% due 10/25/2017		150	150
0.903% due 04/25/2019		700	700
1.003% due 01/25/2019		40,000	40,295
1.153% due 07/25/2023		700	698
1.353% due 10/25/2016		1,460	1,473
1.353% due 07/25/2023		5,000	5,030
1.547% due 12/15/2033		30,800	31,298
1.553% due 01/25/2018		1,490	1,521
1.753% due 04/25/2023		1,042,430	1,072,070
1.788% due 12/15/2023	EUR	178	229
1.953% due 07/25/2023		$2,100	2,161
2.149% due 08/15/2016		18,444	18,433
2.479% due 06/16/2042		18,000	17,736
2.879% due 12/16/2019		42,483	43,286
3.200% due 05/16/2044		5,313	5,422
3.479% due 05/16/2044		20,978	21,865
3.500% due 08/17/2043		69,123	68,702
4.500% due 11/16/2043		12,960	12,402
6.229% due 07/15/2042		154,856	145,160

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Soundview Home Equity Loan Trust
0.295% due 11/25/2036		$1,460	$392
0.315% due 06/25/2037		852	735
0.485% due 08/25/2037		3,828	1,195
0.535% due 11/25/2035		12	11

South Carolina Student Loan Corp.
0.876% due 03/01/2018		2,236	2,208
1.076% due 03/02/2020		700	696
1.326% due 09/03/2024		600	595

Specialty Underwriting & Residential Finance
0.295% due 01/25/2038		1,182	1,053
0.335% due 11/25/2037		2,306	1,403
0.915% due 01/25/2034		23	17

Stone Tower CLO Ltd.
0.480% due 04/17/2021		5,000	4,529

Stony Hill CDO Ltd.
0.742% due 10/15/2013		2,857	2,821

Structured Asset Investment Loan Trust
0.595% due 10/25/2035		11,139	7,785
0.935% due 04/25/2033		2,194	1,776

Structured Asset Securities Corp.
0.315% due 01/25/2037		3,014	2,957
0.335% due 01/25/2037		108	82
0.375% due 05/25/2047		9,438	6,305
0.385% due 05/25/2037		1,246	1,123
0.445% due 09/25/2035		1,159	1,133
0.535% due 06/25/2035		5,071	3,120
0.635% due 05/25/2034		19	16
0.815% due 01/25/2033		4,960	4,333
1.735% due 04/25/2035		21,204	16,208
4.910% due 06/25/2033		76	75

Symphony CLO Ltd.
0.526% due 05/15/2019		82,500	77,165

Wachovia Loan Trust
0.595% due 05/25/2035		2,461	1,940

WaMu Asset-Backed Certificates
0.285% due 01/25/2037		639	627

Whitney CLO Ltd.
0.616% due 03/01/2017		2,962	2,850

Wind River CLO Ltd.
0.680% due 12/19/2016		9,677	9,258

WMC Mortgage Loan Pass-Through Certificates
0.909% due 05/15/2030		2,320	2,028

Wood Street CLO BV
1.988% due 03/29/2021	EUR	42,017	53,081

Total Asset-Backed Securities (Cost $4,053,255)			3,985,131

SOVEREIGN ISSUES 9.4%

1Malaysia Sukuk Global Bhd.
3.928% due 06/04/2015		$34,300	35,706

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	46,200	59,742
5.500% due 07/12/2020		$3,200	3,336

Banque Centrale de Tunisie S.A.
7.375% due 04/25/2012		4,220	4,368

Brazil Government International Bond
5.625% due 01/07/2041		14,000	15,155
7.125% due 01/20/2037		120	154

Brazil Notas do Tesouro Nacional
10.000% due 01/01/2012	BRL	4,974,276	2,633,914
10.000% due 01/01/2013		426,358	225,057
10.000% due 01/01/2014		370,769	193,019
10.000% due 01/01/2017		4,063,908	2,031,472

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Canada Government Bond
2.000% due 12/01/2014	CAD	4	$4
2.000% due 06/01/2016		485,200	476,869
2.500% due 06/01/2015		183,100	183,037
2.750% due 09/01/2016		713,900	725,304
3.000% due 12/01/2015		236,800	241,817
3.250% due 06/01/2021		380,700	398,279
3.750% due 06/01/2019		154,500	167,274
4.250% due 06/01/2018		71,800	79,586
4.500% due 06/01/2015		212,600	227,033

Canada Housing Trust No. 1
1.649% due 09/15/2014		200	193
2.450% due 12/15/2015		300	297
2.750% due 09/15/2014		184,500	183,659
2.750% due 12/15/2015		290,200	290,350
3.150% due 06/15/2014		39,200	39,351
3.350% due 12/15/2020		212,300	215,482
3.750% due 03/15/2020		35,000	36,662
3.800% due 06/15/2021		1,314,400	1,377,711

Chile Government International Bond
5.500% due 01/15/2013		$50	53

China Development Bank Corp.
5.000% due 10/15/2015		24,200	26,208

China Government International Bond
4.750% due 10/29/2013		50	54

Colombia Government International Bond
7.375% due 01/27/2017		2,000	2,401
8.125% due 05/21/2024		10	13
8.250% due 12/22/2014		10,010	11,827

Export-Import Bank of China
4.875% due 07/21/2015		28,300	30,400

Export-Import Bank of Korea
0.466% due 10/04/2011		88,600	88,600
4.000% due 01/29/2021		86,100	80,127
4.125% due 09/09/2015		19,200	19,463
5.125% due 06/29/2020		117,250	119,617
5.750% due 05/22/2013	EUR	1,800	2,486
5.875% due 01/14/2015		$27,060	28,922
8.125% due 01/21/2014		32,000	35,883

France Government International Bond
2.500% due 10/25/2020	EUR	211,000	282,433
3.250% due 10/25/2021		648,750	917,707

Hydro Quebec
0.625% due 09/29/2049		$5,600	4,380
8.400% due 01/15/2022		150	220

Indonesia Government International Bond
6.750% due 03/10/2014		5,000	5,388
6.875% due 03/09/2017		3,000	3,390
7.250% due 04/20/2015		12,837	14,377
7.500% due 01/15/2016		21,037	23,936

Instituto de Credito Oficial
3.286% due 03/25/2014	EUR	388,900	503,804
5.125% due 01/25/2016		15,900	21,617

International Bank for Reconstruction and Development
7.625% due 01/19/2023		$10	15

Israel Government International Bond
5.500% due 11/09/2016		57	65

Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (h)	EUR	318,138	392,889
2.100% due 09/15/2021 (h)		548,061	599,129
2.350% due 09/15/2019 (h)		116,673	137,615

Korea Development Bank
0.578% due 11/22/2012		$9,900	9,769
3.250% due 03/09/2016		9,800	9,502
4.000% due 09/09/2016		20,000	19,894
4.375% due 08/10/2015		8,000	8,189

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 09/10/2013		$200	$213
8.000% due 01/23/2014		41,900	46,575

Korea Expressway Corp.
5.125% due 05/20/2015		100	105

Korea Finance Corp.
3.250% due 09/20/2016		21,600	20,861

Korea Government International Bond
4.875% due 09/22/2014		103	110
5.750% due 04/16/2014		10,000	10,804

Korea Housing Finance Corp.
4.125% due 12/15/2015		93,500	96,468

Mexico Government International Bond
4.250% due 07/14/2017	EUR	48,600	65,275
5.875% due 02/17/2014		$2,775	3,009
5.950% due 03/19/2019		65,526	74,700
6.000% due 06/18/2015	MXN	2,213,000	164,746
6.050% due 01/11/2040		$150,400	170,704
6.250% due 06/16/2016	MXN	3,543,000	266,169
6.500% due 06/10/2021		1,200,000	86,950
6.750% due 09/27/2034		$317	391
7.500% due 04/08/2033		5,650	7,506
9.000% due 12/22/2011	MXN	4,020,000	292,991
9.500% due 12/18/2014		363,600	29,719
10.000% due 12/05/2024		1,307,000	120,423

New South Wales Treasury Corp.
2.500% due 11/20/2035 (h)	AUD	10,000	10,254

New Zealand Government Bond
6.000% due 11/15/2011	NZD	820	628

Panama Government International Bond
6.700% due 01/26/2036		$18,062	21,945
7.250% due 03/15/2015		34,700	39,853
9.375% due 04/01/2029		15,000	22,613

Poland Government International Bond
5.000% due 10/19/2015		100	106
6.250% due 07/03/2012		47	49
6.375% due 07/15/2019		36	40

Province of British Columbia Canada
3.700% due 12/18/2020	CAD	10,000	10,105

Province of Ontario Canada
1.375% due 01/27/2014		$400	405
1.600% due 09/21/2016		8,200	8,197
1.875% due 11/19/2012		110	112
1.875% due 09/15/2015		72,800	74,328
3.150% due 09/08/2015	CAD	87,000	87,774
4.000% due 10/07/2019		$255	285
4.000% due 06/02/2021	CAD	851,100	872,927
4.200% due 03/08/2018		77,400	81,865
4.200% due 06/02/2020		484,400	506,145
4.300% due 03/08/2017		414,700	440,676
4.400% due 06/02/2019		193,175	205,770
4.600% due 06/02/2039		122,060	133,016
4.650% due 06/02/2041		282,000	312,557
4.700% due 06/02/2037		48,400	53,070
5.450% due 04/27/2016		$800	941
5.500% due 06/02/2018	CAD	71,000	80,294
5.600% due 06/02/2035		75,000	91,844
5.850% due 03/08/2033		165,000	206,100
6.200% due 06/02/2031		5,000	6,436
6.500% due 03/08/2029		26,200	34,284
7.600% due 06/02/2027		20,000	28,418

Province of Quebec Canada
2.750% due 08/25/2021		$143,000	142,212
4.250% due 12/01/2021	CAD	350,400	363,622
4.500% due 12/01/2016		20,700	22,150
4.500% due 12/01/2017		101,300	108,611
4.500% due 12/01/2018		192,100	205,682
4.500% due 12/01/2019		265,100	282,547

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 12/01/2020	CAD	884,800	$938,516
4.600% due 05/26/2015		$300	337
4.625% due 05/14/2018		1,000	1,163
5.000% due 12/01/2041	CAD	25,000	28,633
5.750% due 12/01/2036		25,000	30,824
7.500% due 09/15/2029		$210	323

Qatar Government International Bond
4.000% due 01/20/2015		85,000	89,675
5.150% due 04/09/2014		9,100	9,859
5.250% due 01/20/2020		85,200	94,146
6.400% due 01/20/2040		110,000	134,475

Russia Government International Bond
3.625% due 04/29/2015		36,700	36,150
7.500% due 03/31/2030		117,546	132,378

Societe Financement de l’Economie Francaise
0.450% due 07/16/2012		1,900	1,905
2.125% due 05/20/2012	EUR	100	135

South Africa Government International Bond
5.875% due 05/30/2022		$100	112
6.500% due 06/02/2014		27,000	30,038
6.875% due 05/27/2019		5,000	5,975

Spain Government Bond
4.650% due 07/30/2025	EUR	1,126,200	1,373,409
4.900% due 07/30/2040		55,700	63,721

Turkey Government International Bond
7.000% due 09/26/2016		$103,700	115,107

United Kingdom Gilt
1.750% due 01/22/2017	GBP	220,000	347,631
4.250% due 12/07/2040		20,500	36,062
4.500% due 09/07/2034		50,000	91,794

Total Sovereign Issues (Cost $23,637,944)			22,721,152

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%

Motors Liquidation Co.
5.250% due 03/06/2032		8,712,560	3,311
6.250% due 07/15/2033		475,440	180

			3,491

UTILITIES 0.0%

PPL Corp.
8.750% due 05/01/2014		296,800	16,143

Total Convertible Preferred Securities (Cost $16,268)			19,634

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

ABN AMRO North America Capital Funding Trust I
1.427% due 12/31/2049		21,655	12,120

Ally Financial, Inc.
7.250% due 02/07/2033		2,654,829	53,203
7.300% due 03/09/2031		1,573,542	31,644
7.350% due 08/08/2032		517,462	10,587

Citigroup Capital XIII
7.875% due 10/30/2040		980,000	25,882

Citigroup, Inc.
6.150% due 12/15/2012		1,974,000	15,590

SLM Corp.
5.559% due 03/15/2017		4,700	102

Total Preferred Securities (Cost $173,755)			149,128

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 29.0%

CERTIFICATES OF DEPOSIT 0.4%

Abbey National Treasury Services PLC
1.553% due 04/25/2013	$26,570	$26,991
1.687% due 06/10/2013	54,300	55,222

Banco Bradesco S.A.
1.955% due 01/24/2013	175,300	176,788

Bank of Nova Scotia
0.522% due 08/09/2012	47,700	47,850

Barclays Bank PLC
1.392% due 12/16/2011	163,000	163,277

BNP Paribas
0.677% due 03/02/2012	100,000	100,043

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
0.630% due 01/17/2014	16,000	16,003

Itau Unibanco Holding S.A.
0.000% due 12/05/2011	207,700	207,248
0.000% due 12/12/2011	101,500	101,256
0.000% due 01/17/2012	100,000	99,608

		994,286

COMMERCIAL PAPER 0.5%

Erste Abwicklungsanstalt
0.330% due 11/08/2011	55,000	54,982
0.330% due 11/10/2011	12,700	12,696
0.370% due 01/17/2012	136,800	136,668

Kells Funding LLC
0.240% due 10/07/2011	100,000	99,997
0.250% due 11/01/2011	135,000	134,973
0.250% due 11/17/2011	76,400	76,376
0.250% due 11/18/2011	200,000	199,936
0.260% due 12/01/2011	28,000	27,988
0.260% due 12/02/2011	25,000	24,990
0.274% due 11/02/2011	25,000	24,994
0.280% due 12/02/2011	150,000	149,938
0.280% due 12/13/2011	40,000	39,978
0.290% due 01/10/2012	106,800	106,704
0.300% due 10/03/2011	75,000	75,000

Vodafone Group PLC
0.830% due 01/13/2012	42,300	42,245

		1,207,465

REPURCHASE AGREEMENTS 0.1%

Banc of America Securities LLC
0.090% due 10/03/2011	108,300	108,300
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 0.250% – 1.375% due 09/15/2014 – 09/30/2018 valued at $110,543. Repurchase proceeds are $108,300.)

See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund (Cont.)	September 30, 2011 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barclays Capital, Inc.
0.070% due 10/03/2011		$1,500	$1,500
(Dated 09/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 2.125% due 02/15/2041 valued at $1,532. Repurchase proceeds are $1,500.)

Deutsche Bank Securities, Inc.
0.450% due 10/06/2011		33,741	33,741
(Dated 09/23/2011. Collateralized by AWAS Aviation Capital Ltd. 7.000% due 10/15/2016 valued at $35,670. Repurchase proceeds are $33,741.)

Morgan Stanley & Co., Inc.
0.090% due 10/03/2011		2,500	2,500
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 2.625% due 11/15/2020 valued at $2,554. Repurchase proceeds are $2,500.)

UBS Securities LLC
0.080% due 10/03/2011		10,000	10,000
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 0.625% due 12/31/2012 valued at $10,208. Repurchase proceeds are $10,000.)

			156,041

SHORT-TERM NOTES 0.1%

Banco Santander Brazil S.A.
2.596% due 12/29/2011		112,000	111,664

Pacific Gas & Electric Co.
0.826% due 10/11/2011		61,000	61,000

			172,664

JAPAN TREASURY BILLS 9.9%
0.095% due 10/11/2011-11/21/2011(f)	JPY	1,858,610,000	24,095,276

MEXICO TREASURY BILLS 0.1%
4.177% due 11/03/2011	MXN	3,212,000	230,792

U.S. TREASURY BILLS 0.3%
0.021% due 10/20/2011 - 03/29/2012 (f)(j)(k)		$777,549	777,443

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (i) 17.6%
		4,265,562,104	42,711,073

Total Short-Term Instruments (Cost $69,987,387)			70,345,040

PURCHASED OPTIONS (p) 0.0%
(Cost $13,558)			23,638

Total Investments 132.6% (Cost $316,924,936)			$320,926,811

Written Options (q) (0.3%) (Premiums $1,461,095)			(810,339)

Other Assets and Liabilities (Net) (32.3%)			(78,048,880)

Net Assets 100.0%			$242,067,592

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	When-issued security.
(e)	Payment in-kind bond security.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Security becomes interest bearing at a future date.
(h)	Principal amount of security is adjusted for inflation.
(i)	Affiliated to the Fund.
(j)	Securities with an aggregate market value of $2,733,315 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.
(k)	Securities with an aggregate market value of $507,206 and cash of $5,000 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2011.
(l)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $2,034,722 at a weighted average interest rate of -0.039%. On September 30, 2011, securities valued at $11,106,955 were pledged as collateral for reverse repurchase agreements.
(m)	Securities with an aggregate market value of $861,320 and cash of $1 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2012	3,000	$(1,502)
90-Day Euribor December Futures	Long	12/2013	3,000	(298)
90-Day Euribor June Futures	Long	06/2013	3,000	(1,023)
90-Day Euribor June Futures	Long	06/2014	3,000	119
90-Day Euribor March Futures	Long	03/2013	3,000	(1,341)
90-Day Euribor March Futures	Long	03/2014	3,000	(21)
90-Day Euribor September Futures	Long	09/2013	6,000	(1,629)
90-Day Eurodollar December Futures	Long	12/2011	21,854	(736)
90-Day Eurodollar December Futures	Long	12/2012	104,328	81,238
90-Day Eurodollar December Futures	Long	12/2013	19,196	44,372
90-Day Eurodollar June Futures	Long	06/2012	386,549	339,230
90-Day Eurodollar June Futures	Long	06/2013	161,836	190,183
90-Day Eurodollar June Futures	Long	06/2014	9,088	25,296
90-Day Eurodollar March Futures	Long	03/2012	123,524	82,943
90-Day Eurodollar March Futures	Long	03/2013	218,889	233,598
90-Day Eurodollar March Futures	Long	03/2014	19,028	45,006
90-Day Eurodollar September Futures	Long	09/2012	162,508	87,425
90-Day Eurodollar September Futures	Long	09/2013	89,973	107,327
U.S. Treasury 10-Year Note December Futures	Long	12/2011	14,417	9,357
U.S. Treasury 30-Year Bond December Futures	Long	12/2011	9,225	(4,677)

				$1,234,867

(n)	Centrally cleared swap agreements outstanding on September 30, 2011:

Securities with an aggregate market value of $933,125 have been pledged as collateral for centrally cleared swaps as of September 30, 2011.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	08/26/2021	$130,900	$11,406	$798
Pay	3-Month USD-LIBOR	3.250%	12/21/2021	500,000	50,605	3,355
Pay	3-Month USD-LIBOR	3.250%	12/21/2021	1,500,000	151,814	19,999
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	2,413,700	(839,727)	(10,993)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	1,467,000	(510,370)	(78,770)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	471,200	(130,285)	15,787
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	1,031,800	(285,288)	(43,847)

					$(1,551,845)	$(93,671)

(o)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Production(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2011(3)	Notional Amount(4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ameren Corp.	FBF	(1.000%)	06/20/2014	1.200%	$	29,400	$146	$204	$(58)
Avnet, Inc.	DUB	(1.000%)	09/20/2016	3.211%		1,550	151	28	123
Banco Santander International	BPS	(3.000%)	03/20/2015	3.045%		17,500	6	141	(135)
Bank of America Corp.	JPM	(1.000%)	09/20/2014	4.308%		13,200	1,162	809	353
Bank of America Corp.	MYC	(1.000%)	06/20/2015	4.246%		30,000	3,154	1,907	1,247
Brunswick Corp.	BOA	(4.100%)	09/20/2013	2.493%		18,000	(585)	0	(585)
Centex Corp.	BRC	(1.000%)	06/20/2014	3.018%		31,000	1,601	1,524	77
Centex Corp.	DUB	(1.000%)	12/20/2017	4.060%		2,500	390	(9)	399
Centex Corp.	GST	(1.000%)	06/20/2014	3.018%		1,500	77	20	57
CenturyLink, Inc.	CBK	(1.000%)	06/20/2017	3.655%		9,100	1,189	732	457
Citigroup, Inc.	GST	(1.000%)	09/20/2014	4.352%		14,800	1,365	616	749
Countrywide Financial Corp.	BRC	(1.000%)	06/20/2016	5.328%		10,000	1,730	1,227	503
Countrywide Financial Corp.	GST	(1.000%)	06/20/2016	5.328%		9,500	1,643	1,203	440
CRH America, Inc.	CBK	(2.590%)	09/20/2018	3.278%		10,000	389	0	389
Deluxe Corp.	DUB	(1.000%)	12/20/2014	2.390%		6,200	264	574	(310)
Domtar Corp.	SOG	(5.000%)	09/20/2016	2.299%		31,500	(3,982)	(3,957)	(25)
DR Horton, Inc.	BPS	(1.000%)	03/20/2016	3.468%		10,000	986	783	203
DR Horton, Inc.	BPS	(1.000%)	06/20/2016	3.567%		6,000	643	440	203
DR Horton, Inc.	DUB	(1.000%)	03/20/2016	3.468%		3,700	365	374	(9)
DR Horton, Inc.	GST	(1.000%)	03/20/2014	2.570%		5,000	184	335	(151)
DR Horton, Inc.	GST	(1.000%)	09/20/2014	2.828%		3,000	154	163	(9)
DR Horton, Inc.	JPM	(1.000%)	03/20/2015	3.057%		10,000	661	538	123
Enel S.P.A.	BRC	(1.000%)	12/20/2014	3.253%		6,400	428	194	234
Erac USA Finance LLC	JPM	(2.700%)	12/20/2012	0.394%		10,000	(293)	789	(1,082)
Fosters Finance Corp.	BRC	(2.140%)	12/20/2014	0.941%		6,000	(232)	0	(232)
Frontier Communications Corp.	BRC	(5.000%)	03/20/2013	3.932%		10,000	(170)	(602)	432
GAP, Inc.	BOA	(5.000%)	06/20/2021	3.556%		27,000	(2,877)	(3,355)	478
GAP, Inc.	FBF	(1.000%)	06/20/2021	3.556%		5,000	926	858	68
GAP, Inc.	GST	(5.000%)	06/20/2021	3.556%		8,000	(852)	(940)	88
Goldman Sachs Group, Inc.	BOA	(1.000%)	06/20/2018	3.276%		4,400	549	233	316
Goldman Sachs Group, Inc.	JPM	(1.000%)	06/20/2018	3.276%		32,000	3,987	1,723	2,264
Hanson Ltd.	BPS	(1.000%)	03/20/2013	2.005%		15,000	213	68	145
Hanson Ltd.	BPS	(1.000%)	09/20/2016	3.019%		33,000	2,955	1,131	1,824
Hanson Ltd.	BPS	(1.000%)	09/20/2016	3.093%		20,000	1,852	553	1,299
Hanson Ltd.	BRC	(1.000%)	09/20/2016	3.093%		20,000	1,852	3,056	(1,204)
Health Management Associates, Inc.	BRC	(1.000%)	06/20/2016	5.498%		8,000	1,437	656	781
Health Management Associates, Inc.	BRC	(5.000%)	06/20/2016	5.498%		7,000	126	(801)	927
iStar Financial, Inc.	BRC	(0.400%)	03/20/2012	15.012%		10,000	639	0	639
iStar Financial, Inc.	MYC	(0.600%)	12/20/2013	13.796%		10,000	2,032	0	2,032
Jones Group, Inc.	DUB	(1.000%)	12/20/2014	3.250%		44,710	3,019	1,423	1,596
JPMorgan Chase & Co.	BOA	(1.000%)	03/20/2015	1.414%		20,000	270	(14)	284
KB Home	BPS	(1.000%)	06/20/2015	9.526%		5,000	1,236	465	771
KB Home	BRC	(5.000%)	06/20/2015	9.526%		12,300	1,593	(936)	2,529
KB Home	DUB	(1.000%)	03/20/2014	8.541%		3,000	483	249	234
KB Home	GST	(1.000%)	03/20/2014	8.541%		7,000	1,126	329	797
KeySpan Corp.	JPM	(0.450%)	06/20/2013	0.290%		6,900	(20)	65	(85)
Lennar Corp.	BPS	(5.000%)	03/20/2013	3.371%		9,000	(226)	(571)	345
Lennar Corp.	BPS	(5.000%)	09/20/2014	4.647%		22,000	(250)	(1,448)	1,198
Lennar Corp.	BRC	(5.000%)	06/20/2015	5.131%		11,000	28	(888)	916
Lennar Corp.	DUB	(1.000%)	03/20/2013	3.371%		6,800	228	262	(34)
Lennar Corp.	DUB	(5.000%)	06/20/2015	5.131%		5,000	13	(440)	453

Lennar Corp.	GST	(1.000%)	12/20/2011	2.512%		9,000	28	225	(197)
Lennar Corp.	GST	(1.000%)	09/20/2014	4.647%		4,500	443	483	(40)
Lennar Corp.	GST	(5.000%)	06/20/2015	5.131%		4,000	10	(235)	245
Lennar Corp.	GST	(1.000%)	06/20/2016	5.706%		4,000	733	478	255
Lexmark International, Inc.	CBK	(3.320%)	06/20/2013	1.382%		5,590	(192)	0	(192)
Lexmark International, Inc.	JPM	(1.190%)	06/20/2013	1.382%		15,880	45	0	45
Liberty Mutual Group, Inc.	BOA	(1.390%)	03/20/2014	2.471%		7,600	191	836	(645)
Manpower, Inc.	GST	(2.500%)	06/20/2013	0.729%	EUR	45,500	(1,893)	(2,684)	791
Marks & Spencer PLC	RYL	(0.950%)	12/20/2017	2.670%	$	2,200	203	400	(197)
MDC Holdings, Inc.	BOA	(1.000%)	12/20/2014	3.007%		3,000	181	0	181
MDC Holdings, Inc.	BPS	(1.250%)	12/20/2014	3.105%		9,000	498	0	498
Office Depot, Inc.	BOA	(5.000%)	09/20/2013	6.269%		10,000	214	(180)	394
Office Depot, Inc.	DUB	(5.000%)	09/20/2013	6.269%		37,000	790	524	266
Office Depot, Inc.	GST	(5.000%)	09/20/2013	6.269%		10,000	213	64	149
Office Depot, Inc.	SOG	(5.000%)	09/20/2013	6.269%		16,000	342	(849)	1,191
Packaging Corp. of America	FBF	(0.940%)	09/20/2013	0.928%		10,000	(6)	0	(6)
Pactiv Corp.	MYC	(5.000%)	06/20/2017	7.156%		9,800	889	(677)	1,566
PMI Group, Inc.	JPM	(0.460%)	09/20/2016	54.425%		9,500	6,561	0	6,561
ProLogis	CBK	(1.000%)	06/20/2012	1.517%		10,500	35	223	(188)
Pulte Group, Inc.	BPS	(1.000%)	03/20/2013	4.008%		10,250	434	180	254
Pulte Group, Inc.	BPS	(1.000%)	03/20/2014	4.847%		35,000	3,056	1,578	1,478
Pulte Group, Inc.	BRC	(5.000%)	03/20/2014	4.847%		15,400	(82)	(200)	118
Pulte Group, Inc.	BRC	(5.000%)	03/20/2015	5.509%		9,200	126	39	87
Reed Elsevier Capital, Inc.	BOA	(0.290%)	06/20/2012	0.314%		5,000	0	0	0
Rexam PLC	BRC	(1.450%)	06/20/2013	0.683%		12,500	(172)	981	(1,153)
Rexam PLC	RYL	(1.450%)	06/20/2013	0.683%		4,000	(55)	273	(328)
Rohm and Haas Co.	BOA	(0.700%)	09/20/2017	0.475%		13,425	(178)	0	(178)
Rohm and Haas Co.	BOA	(1.000%)	09/20/2017	0.479%		1,500	(45)	(16)	(29)
Rohm and Haas Co.	BPS	(1.000%)	09/20/2017	0.479%		30,000	(913)	(437)	(476)
Rohm and Haas Co.	BPS	(1.600%)	09/20/2017	0.475%		4,665	(306)	0	(306)
Rohm and Haas Co.	CBK	(0.540%)	09/20/2017	0.475%		7,000	(28)	0	(28)
Rohm and Haas Co.	MYC	(1.000%)	09/20/2017	0.479%		17,000	(517)	(527)	10
RPM International, Inc.	BOA	(1.030%)	03/20/2018	2.462%		9,000	735	399	336
RPM International, Inc.	BRC	(1.460%)	03/20/2018	2.462%		2,800	159	0	159
RPM International, Inc.	GST	(1.000%)	03/20/2018	2.375%		15,000	1,180	219	961
RR Donnelley & Sons Co.	BOA	(5.000%)	09/20/2016	7.792%		17,300	1,795	(1,598)	3,393
RR Donnelley & Sons Co.	DUB	(1.000%)	03/20/2012	4.167%		42,000	609	(84)	693
RR Donnelley & Sons Co.	DUB	(1.000%)	06/20/2014	6.483%		800	105	34	71
RR Donnelley & Sons Co.	DUB	(3.250%)	03/20/2017	8.184%		5,400	1,053	0	1,053
RR Donnelley & Sons Co.	GST	(1.000%)	09/20/2016	7.792%		7,700	1,973	962	1,011
Ryland Group, Inc.	BPS	(5.000%)	06/20/2020	6.311%		9,000	650	(1,621)	2,271
Seagate Technology HDD Holdings	GST	(1.000%)	12/20/2011	2.596%		20,800	66	198	(132)
Seagate Technology HDD Holdings	JPM	(2.250%)	12/20/2011	2.596%		11,100	0	735	(735)
Sealed Air Corp.	BOA	(1.060%)	09/20/2013	1.683%		9,250	109	517	(408)
Tate & Lyle International Finance PLC	BRC	(1.250%)	12/20/2014	0.749%		12,000	(197)	0	(197)
Telefonica Emisiones S.A.U.	CBK	(1.000%)	06/20/2016	3.707%		5,000	552	300	252
Telefonica Emisiones S.A.U.	CBK	(1.000%)	09/20/2017	3.688%		10,000	1,322	730	592
Toll Brothers Finance Corp.	BOA	(1.000%)	12/20/2019	3.147%		7,000	993	251	742
Toll Brothers Finance Corp.	BPS	(1.000%)	06/20/2015	2.193%		10,000	416	262	154
Toll Brothers Finance Corp.	DUB	(1.000%)	12/20/2019	3.147%		3,000	425	262	163
Toll Brothers Finance Corp.	MYC	(1.390%)	09/20/2013	1.634%		9,800	41	0	41
Universal Corp.	DUB	(1.000%)	12/20/2014	1.931%		33,000	938	580	358
UST LLC	BRC	(0.700%)	03/20/2018	0.421%		24,000	(422)	0	(422)
UST LLC	CBK	(1.000%)	03/20/2018	0.411%		2,500	(92)	(133)	41
UST LLC	DUB	(1.000%)	03/20/2018	0.411%		1,500	(55)	(74)	19
VTB Bank OJSC Via VTB Capital S.A.	BRC	(2.150%)	05/20/2013	3.850%		15,000	284	6,476	(6,192)
Wesfarmers Ltd.	BRC	(2.235%)	06/20/2013	0.927%		25,000	(580)	373	(953)
Wesfarmers Ltd.	GST	(2.510%)	06/20/2013	0.927%		23,200	(651)	0	(651)

							$53,778	$18,978	$34,800

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues- Sell Protection(2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011(3)	Notional Amount(4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	CBK	1.000%	03/20/2021	4.540%	$	2,000	$(471)	$(173)	$(298)
Alcoa, Inc.	GST	1.000%	03/20/2018	4.269%		12,200	(2,100)	(721)	(1,379)
Alcoa, Inc.	JPM	1.000%	03/20/2018	4.269%		7,900	(1,360)	(445)	(915)
Ally Financial, Inc.	BRC	5.000%	09/20/2012	6.856%		10,000	(153)	(103)	(50)
Ally Financial, Inc.	DUB	5.000%	09/20/2012	6.856%		9,600	(147)	(91)	(56)
American International Group, Inc.	BOA	5.000%	12/20/2011	2.574%		31,000	224	(930)	1,154
American International Group, Inc.	DUB	5.000%	12/20/2011	2.574%		10,500	76	(315)	391
American International Group, Inc.	UAG	5.000%	12/20/2011	2.574%		10,000	72	(700)	772
Australia Government Bond	DUB	1.000%	03/20/2015	0.763%		71,200	602	1,367	(765)
Australia Government Bond	DUB	1.000%	03/20/2016	0.903%		78,800	361	1,773	(1,412)
Australia Government Bond	DUB	1.000%	09/20/2016	0.973%		24,100	40	209	(169)
Australia Government Bond	GST	1.000%	06/20/2016	0.940%		7,400	23	178	(155)
Australia Government Bond	GST	1.000%	09/20/2016	0.973%		24,100	40	221	(181)
Australia Government Bond	JPM	1.000%	06/20/2016	0.940%		25,000	78	570	(492)
Australia Government Bond	JPM	1.000%	09/20/2016	0.973%		22,500	37	411	(374)
Australia Government Bond	MYC	1.000%	06/20/2016	0.940%		22,000	68	525	(457)
Australia Government Bond	RYL	1.000%	06/20/2015	0.800%		14,200	109	385	(276)
Australia Government Bond	UAG	1.000%	03/20/2015	0.763%		50,000	422	693	(271)
Australia Government Bond	UAG	1.000%	06/20/2015	0.800%		900	7	24	(17)
Australia Government Bond	UAG	1.000%	09/20/2016	0.973%		8,100	13	148	(135)
Bank of America Corp.	BRC	1.000%	12/20/2011	4.528%		9,100	(68)	(21)	(47)
Bank of America Corp.	JPM	1.000%	09/20/2012	4.591%		900	(31)	(38)	7
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	2.189%		162,200	(6,281)	(2,827)	(3,454)
Berkshire Hathaway Finance Corp.	BOA	1.000%	12/20/2015	2.326%		20,000	(1,031)	(298)	(733)
Berkshire Hathaway Finance Corp.	BPS	1.000%	03/20/2015	2.189%		25,000	(968)	(468)	(500)
Berkshire Hathaway Finance Corp.	BRC	1.012%	09/20/2013	1.847%		20,000	(316)	0	(316)
Berkshire Hathaway Finance Corp.	BRC	1.000%	03/20/2015	2.189%		65,000	(2,517)	(1,169)	(1,348)
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2015	2.189%		25,000	(968)	(434)	(534)
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2016	2.372%		22,400	(1,258)	(253)	(1,005)
Berkshire Hathaway Finance Corp.	CBK	1.000%	06/20/2020	2.675%		4,400	(513)	(184)	(329)
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2014	2.130%		25,000	(860)	(495)	(365)
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	2.189%		65,000	(2,517)	(932)	(1,585)
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2015	2.189%		111,400	(4,314)	(1,718)	(2,596)
Berkshire Hathaway Finance Corp.	GST	1.000%	06/20/2015	2.241%		30,000	(1,293)	(962)	(331)
Berkshire Hathaway Finance Corp.	GST	1.000%	12/20/2015	2.326%		60,000	(3,094)	(1,275)	(1,819)
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2021	2.698%		25,000	(3,126)	(863)	(2,263)
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2015	2.241%		20,000	(862)	(816)	(46)
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2015	2.326%		15,000	(773)	(463)	(310)
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	2.698%		5,900	(737)	(237)	(500)
Berkshire Hathaway Finance Corp.	MYC	1.000%	03/20/2015	2.189%		77,000	(2,982)	(1,445)	(1,537)
Berkshire Hathaway Finance Corp.	UAG	1.000%	03/20/2015	2.189%		3,300	(128)	(60)	(68)
Brazil Government International Bond	BOA	1.710%	05/20/2013	1.177%		15,000	228	0	228
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.786%		34,600	(1,026)	(407)	(619)
Brazil Government International Bond	BOA	1.950%	04/20/2016	1.901%		300	3	0	3
Brazil Government International Bond	BOA	1.000%	06/20/2016	1.931%		25,000	(1,030)	(72)	(958)
Brazil Government International Bond	BOA	1.000%	03/20/2021	2.309%		7,800	(804)	(355)	(449)
Brazil Government International Bond	BOA	1.000%	09/20/2021	2.328%		15,000	(1,630)	(951)	(679)
Brazil Government International Bond	BRC	0.980%	01/20/2012	0.734%		15,000	42	0	42
Brazil Government International Bond	BRC	1.620%	03/20/2013	1.088%		20,900	176	0	176
Brazil Government International Bond	BRC	1.000%	03/20/2015	1.693%		75,000	(1,722)	(1,413)	(309)
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.743%		127,100	(3,346)	(1,967)	(1,379)
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.786%		240,700	(7,134)	(2,853)	(4,281)
Brazil Government International Bond	BRC	1.000%	12/20/2015	1.824%		105,000	(3,452)	(514)	(2,938)
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.880%		64,790	(2,401)	(514)	(1,887)
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.931%		25,000	(1,030)	(60)	(970)
Brazil Government International Bond	BRC	1.000%	09/20/2016	1.976%		25,000	(1,132)	(719)	(413)
Brazil Government International Bond	BRC	1.000%	12/20/2016	2.017%		25,000	(1,232)	(871)	(361)
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.786%		21,000	(623)	(330)	(293)
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.880%		119,600	(4,431)	(943)	(3,488)
Brazil Government International Bond	CBK	1.000%	12/20/2016	2.017%		25,000	(1,232)	(871)	(361)
Brazil Government International Bond	CBK	1.000%	03/20/2021	2.309%		10,100	(1,041)	(448)	(593)
Brazil Government International Bond	DUB	0.980%	01/20/2012	0.734%		7,500	21	0	21
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.743%		61,800	(1,626)	(873)	(753)
Brazil Government International Bond	DUB	1.000%	09/20/2015	1.786%		110,000	(3,261)	(1,220)	(2,041)
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.824%		75,000	(2,466)	(494)	(1,972)
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.931%		100,000	(4,120)	(168)	(3,952)
Brazil Government International Bond	DUB	1.000%	12/20/2016	2.017%		25,000	(1,232)	(883)	(349)
Brazil Government International Bond	DUB	1.000%	06/20/2020	2.275%		50,000	(4,722)	(1,656)	(3,066)
Brazil Government International Bond	FBF	1.000%	09/20/2015	1.786%		70,000	(2,075)	(777)	(1,298)

Brazil Government International Bond	FBF	2.090%	05/20/2016	1.917%	10,000	155	0	155
Brazil Government International Bond	FBF	1.000%	06/20/2020	2.275%	25,000	(2,361)	(789)	(1,572)
Brazil Government International Bond	GST	1.000%	03/20/2015	1.693%	100,000	(2,297)	(1,931)	(366)
Brazil Government International Bond	GST	1.000%	06/20/2015	1.743%	30,800	(811)	(414)	(397)
Brazil Government International Bond	GST	1.000%	09/20/2016	1.976%	47,500	(2,151)	(289)	(1,862)
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.743%	247,900	(6,526)	(3,142)	(3,384)
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.786%	130,500	(3,869)	(1,332)	(2,537)
Brazil Government International Bond	HUS	1.000%	12/20/2015	1.824%	100,000	(3,288)	(756)	(2,532)
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.880%	66,000	(2,445)	(523)	(1,922)
Brazil Government International Bond	HUS	1.000%	06/20/2020	2.275%	110,000	(10,387)	(3,489)	(6,898)
Brazil Government International Bond	JPM	1.000%	03/20/2015	1.693%	25,000	(574)	(506)	(68)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.743%	40,000	(1,053)	(420)	(633)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.786%	107,000	(3,172)	(1,219)	(1,953)
Brazil Government International Bond	JPM	1.000%	06/20/2016	1.931%	50,000	(2,060)	(84)	(1,976)
Brazil Government International Bond	JPM	1.000%	09/20/2016	1.976%	99,000	(4,484)	(1,137)	(3,347)
Brazil Government International Bond	JPM	1.000%	06/20/2020	2.275%	25,000	(2,361)	(789)	(1,572)
Brazil Government International Bond	MYC	1.140%	11/20/2011	0.733%	50,000	244	0	244
Brazil Government International Bond	MYC	1.660%	03/20/2013	1.088%	47,000	423	0	423
Brazil Government International Bond	MYC	1.770%	09/20/2014	1.590%	15,000	88	0	88
Brazil Government International Bond	MYC	1.000%	06/20/2015	1.743%	31,500	(829)	(305)	(524)
Brazil Government International Bond	MYC	1.000%	09/20/2015	1.786%	25,000	(741)	(157)	(584)
Brazil Government International Bond	MYC	1.000%	12/20/2015	1.824%	100,000	(3,288)	(806)	(2,482)
Brazil Government International Bond	MYC	1.000%	03/20/2016	1.880%	75,000	(2,779)	(608)	(2,171)
Brazil Government International Bond	MYC	1.000%	12/20/2016	2.017%	25,000	(1,232)	(883)	(349)
Brazil Government International Bond	MYC	1.520%	01/20/2017	2.030%	6,000	(132)	0	(132)
Brazil Government International Bond	RYL	1.000%	03/20/2015	1.693%	50,000	(1,149)	(989)	(160)
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.786%	27,600	(818)	(261)	(557)
Brazil Government International Bond	UAG	1.000%	03/20/2016	1.880%	50,000	(1,853)	(481)	(1,372)
California State General Obligation Bonds, Series 2003	BOA	2.530%	03/20/2021	2.392%	25,000	260	0	260
California State General Obligation Bonds, Series 2003	CBK	2.100%	03/20/2021	2.392%	20,000	(384)	0	(384)
California State General Obligation Bonds, Series 2003	MYC	2.650%	12/20/2020	2.539%	25,000	178	0	178
California State General Obligation Notes, Series 2005	GST	0.610%	03/20/2018	2.346%	25,000	(2,304)	0	(2,304)
Canada Government Bond	GST	1.000%	03/20/2015	0.465%	10,000	188	243	(55)
Canadian Natural Resources Ltd.	FBF	1.000%	06/20/2017	1.774%	590	(24)	(23)	(1)
Chesapeake Energy Corp.	JPM	5.000%	03/20/2021	4.593%	5,900	171	760	(589)
China Development Bank Corp.	BRC	1.000%	06/20/2016	3.407%	20,000	(2,003)	(97)	(1,906)
China Development Bank Corp.	JPM	1.000%	06/20/2016	3.407%	15,000	(1,502)	(131)	(1,371)
China Development Bank Corp.	MYC	1.000%	06/20/2016	3.407%	50,000	(5,006)	(326)	(4,680)
China Government International Bond	BOA	0.780%	12/20/2014	1.654%	50,000	(1,347)	0	(1,347)
China Government International Bond	BOA	1.000%	06/20/2015	1.755%	126,600	(3,359)	1,811	(5,170)
China Government International Bond	BOA	1.000%	09/20/2015	1.796%	50,000	(1,488)	402	(1,890)
China Government International Bond	BOA	1.000%	12/20/2015	1.832%	25,000	(823)	362	(1,185)
China Government International Bond	BOA	1.000%	03/20/2016	1.877%	50,000	(1,829)	606	(2,435)
China Government International Bond	BPS	1.000%	06/20/2015	1.755%	25,000	(663)	384	(1,047)
China Government International Bond	BPS	1.000%	09/20/2015	1.796%	15,000	(446)	94	(540)
China Government International Bond	BPS	1.000%	03/20/2016	1.877%	42,000	(1,536)	509	(2,045)
China Government International Bond	BPS	1.000%	06/20/2016	1.918%	25,000	(1,006)	238	(1,244)
China Government International Bond	BRC	1.000%	03/20/2015	1.708%	50,000	(1,162)	520	(1,682)
China Government International Bond	BRC	1.000%	06/20/2015	1.755%	50,000	(1,326)	817	(2,143)
China Government International Bond	BRC	1.000%	12/20/2015	1.832%	75,000	(2,468)	1,074	(3,542)
China Government International Bond	BRC	1.000%	03/20/2016	1.877%	73,600	(2,692)	898	(3,590)
China Government International Bond	BRC	1.000%	06/20/2016	1.918%	146,900	(5,909)	1,613	(7,522)
China Government International Bond	BRC	1.000%	09/20/2016	1.954%	35,000	(1,534)	52	(1,586)
China Government International Bond	CBK	1.000%	06/20/2015	1.755%	24,900	(661)	388	(1,049)
China Government International Bond	CBK	1.000%	06/20/2016	1.918%	83,500	(3,359)	1,034	(4,393)
China Government International Bond	CBK	1.000%	09/20/2016	1.954%	50,000	(2,191)	235	(2,426)
China Government International Bond	CBK	1.000%	12/20/2016	1.987%	35,000	(1,656)	(618)	(1,038)
China Government International Bond	DUB	1.000%	03/20/2015	1.708%	30,000	(697)	312	(1,009)
China Government International Bond	DUB	1.000%	12/20/2015	1.832%	25,000	(823)	349	(1,172)
China Government International Bond	DUB	1.000%	03/20/2016	1.877%	30,000	(1,097)	364	(1,461)
China Government International Bond	DUB	1.000%	06/20/2016	1.918%	40,200	(1,617)	421	(2,038)
China Government International Bond	DUB	1.000%	09/20/2016	1.954%	55,100	(2,415)	304	(2,719)
China Government International Bond	FBF	1.000%	03/20/2015	1.708%	85,000	(1,977)	410	(2,387)
China Government International Bond	FBF	1.000%	06/20/2015	1.755%	25,000	(663)	136	(799)
China Government International Bond	FBF	1.000%	12/20/2016	1.987%	21,400	(988)	(995)	7
China Government International Bond	GST	1.000%	09/20/2015	1.796%	25,000	(744)	182	(926)
China Government International Bond	GST	1.000%	09/20/2016	1.954%	20,600	(903)	110	(1,013)
China Government International Bond	JPM	1.000%	03/20/2015	1.708%	35,000	(814)	157	(971)
China Government International Bond	JPM	1.000%	06/20/2015	1.755%	60,000	(1,592)	494	(2,086)
China Government International Bond	JPM	1.000%	09/20/2015	1.796%	10,000	(298)	62	(360)
China Government International Bond	JPM	1.000%	12/20/2015	1.832%	25,000	(823)	349	(1,172)
China Government International Bond	JPM	1.000%	03/20/2016	1.877%	50,000	(1,829)	594	(2,423)
China Government International Bond	JPM	1.000%	06/20/2016	1.918%	75,000	(3,017)	765	(3,782)
China Government International Bond	JPM	1.000%	09/20/2016	1.954%	93,500	(4,097)	516	(4,613)

China Government International Bond	JPM	1.000%	12/20/2016	1.987%	49,500	(2,350)	(1,591)	(759)
China Government International Bond	MYC	1.000%	03/20/2015	1.708%	100,000	(2,325)	463	(2,788)
China Government International Bond	MYC	1.000%	12/20/2015	1.832%	50,000	(1,645)	712	(2,357)
China Government International Bond	MYC	1.000%	06/20/2016	1.918%	25,000	(1,005)	276	(1,281)
China Government International Bond	MYC	1.000%	09/20/2016	1.954%	74,300	(3,256)	416	(3,672)
China Government International Bond	MYC	1.000%	12/20/2016	1.987%	30,800	(1,444)	(1,453)	9
China Government International Bond	RYL	1.000%	03/20/2015	1.708%	20,000	(465)	198	(663)
China Government International Bond	RYL	1.000%	06/20/2015	1.755%	104,600	(2,775)	1,382	(4,157)
China Government International Bond	RYL	1.000%	12/20/2015	1.832%	25,000	(823)	362	(1,185)
China Government International Bond	RYL	1.000%	09/20/2016	1.954%	67,200	(2,945)	(8)	(2,937)
China Government International Bond	RYL	1.000%	12/20/2016	1.987%	51,700	(2,459)	(1,971)	(488)
China Government International Bond	UAG	1.000%	03/20/2015	1.708%	25,000	(581)	119	(700)
China Government International Bond	UAG	1.000%	06/20/2015	1.755%	25,000	(663)	396	(1,059)
China Government International Bond	UAG	1.000%	09/20/2015	1.796%	25,000	(744)	219	(963)
China Government International Bond	UAG	1.000%	09/20/2016	1.954%	31,900	(1,397)	(89)	(1,308)
China Government International Bond	UAG	1.000%	12/20/2016	1.987%	46,400	(2,203)	(1,425)	(778)
Citigroup, Inc.	JPM	1.000%	09/20/2012	2.751%	5,300	(87)	(29)	(58)
Dell, Inc.	BRC	1.000%	09/20/2013	0.925%	14,100	25	74	(49)
Dell, Inc.	CBK	1.000%	09/20/2013	0.925%	19,400	36	111	(75)
Dell, Inc.	GST	1.000%	06/20/2018	1.875%	3,800	(199)	(64)	(135)
Egypt Government International Bond	BPS	1.000%	06/20/2016	4.631%	10,000	(1,492)	(1,022)	(470)
Egypt Government International Bond	CBK	1.000%	03/20/2016	4.574%	28,000	(3,932)	(3,261)	(671)
Egypt Government International Bond	DUB	1.000%	03/20/2016	4.574%	5,000	(702)	(686)	(16)
Egypt Government International Bond	DUB	1.000%	06/20/2016	4.631%	30,000	(4,477)	(2,843)	(1,634)
Egypt Government International Bond	MYC	1.000%	03/20/2016	4.574%	70,000	(9,829)	(8,209)	(1,620)
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2014	0.952%	6,000	11	(154)	165
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	1.152%	9,500	(59)	(29)	(30)
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	12/20/2014	0.952%	5,000	9	(185)	194
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	1.152%	5,500	(34)	(42)	8
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	12/20/2014	0.952%	6,000	11	(154)	165
Emirate of Abu Dhabi Government International Bond	GST	1.000%	12/20/2014	0.952%	16,000	31	(453)	484
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	1.152%	2,000	(12)	(17)	5
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2014	0.952%	5,000	9	(185)	194
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2015	1.111%	25,000	(105)	(161)	56
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	03/20/2016	1.152%	5,000	(31)	(2)	(29)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2015	1.111%	25,000	(105)	(161)	56
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	03/20/2016	1.152%	5,000	(31)	(7)	(24)
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	12/20/2014	0.952%	17,000	32	(460)	492
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	1.152%	5,000	(31)	(5)	(26)
Export-Import Bank of China	BPS	1.000%	06/20/2016	2.994%	15,000	(1,259)	(141)	(1,118)
Export-Import Bank of China	BRC	1.000%	06/20/2016	2.994%	30,000	(2,519)	(266)	(2,253)
Export-Import Bank of China	CBK	1.000%	06/20/2016	2.994%	10,000	(840)	(97)	(743)
Export-Import Bank of China	DUB	1.000%	06/20/2016	2.994%	10,000	(839)	(48)	(791)
Export-Import Bank of China	FBF	1.000%	06/20/2016	2.994%	5,000	(420)	(44)	(376)
Export-Import Bank of China	GST	1.000%	06/20/2016	2.994%	20,000	(1,680)	(184)	(1,496)
Export-Import Bank of China	HUS	1.000%	06/20/2016	2.994%	10,000	(840)	(53)	(787)
Export-Import Bank of China	JPM	1.000%	06/20/2016	2.994%	25,000	(2,099)	(193)	(1,906)
Export-Import Bank of China	MYC	1.000%	06/20/2016	2.994%	40,000	(3,359)	(232)	(3,127)
Florida State Board of Education General Obligation Notes, Series 2005	CBK	0.470%	03/20/2018	1.253%	10,000	(423)	0	(423)
France Government Bond	BOA	0.250%	12/20/2015	1.713%	32,100	(1,874)	(872)	(1,002)
France Government Bond	BOA	0.250%	03/20/2016	1.755%	116,200	(7,346)	(4,571)	(2,775)
France Government Bond	BOA	0.250%	09/20/2016	1.825%	15,000	(1,091)	(905)	(186)
France Government Bond	BRC	0.250%	03/20/2016	1.755%	224,000	(14,161)	(8,323)	(5,838)
France Government Bond	BRC	0.250%	09/20/2016	1.825%	35,400	(2,576)	(2,165)	(411)
France Government Bond	CBK	0.250%	06/20/2015	1.645%	79,600	(3,949)	(1,590)	(2,359)
France Government Bond	CBK	0.250%	12/20/2015	1.713%	10,500	(613)	(286)	(327)
France Government Bond	CBK	0.250%	03/20/2016	1.755%	40,000	(2,528)	(1,487)	(1,041)
France Government Bond	CBK	0.250%	06/20/2016	1.792%	120,400	(8,190)	(5,198)	(2,992)
France Government Bond	CBK	0.250%	09/20/2016	1.825%	139,500	(10,149)	(6,474)	(3,675)
France Government Bond	DUB	0.250%	06/20/2015	1.645%	9,900	(491)	(182)	(309)
France Government Bond	DUB	0.250%	12/20/2015	1.713%	150,000	(8,757)	(4,004)	(4,753)
France Government Bond	DUB	0.250%	03/20/2016	1.755%	96,200	(6,082)	(3,894)	(2,188)
France Government Bond	DUB	0.250%	06/20/2016	1.792%	50,000	(3,401)	(1,153)	(2,248)
France Government Bond	GST	0.250%	03/20/2016	1.755%	100,000	(6,322)	(3,719)	(2,603)
France Government Bond	GST	0.250%	09/20/2016	1.825%	113,500	(8,258)	(5,910)	(2,348)
France Government Bond	HUS	0.250%	09/20/2016	1.825%	75,400	(5,486)	(3,715)	(1,771)
France Government Bond	JPM	0.250%	12/20/2015	1.713%	50,000	(2,919)	(1,393)	(1,526)
France Government Bond	JPM	0.250%	03/20/2016	1.755%	50,000	(3,161)	(1,998)	(1,163)
France Government Bond	MYC	0.250%	03/20/2016	1.755%	18,100	(1,144)	(616)	(528)
France Government Bond	MYC	0.250%	06/20/2016	1.792%	90,100	(6,129)	(3,950)	(2,179)
France Government Bond	MYC	0.250%	09/20/2016	1.825%	38,600	(2,809)	(1,823)	(986)
France Government Bond	RYL	0.250%	12/20/2015	1.713%	83,300	(4,863)	(1,778)	(3,085)
France Government Bond	RYL	0.250%	03/20/2016	1.755%	18,900	(1,195)	(635)	(560)
France Government Bond	UAG	0.250%	09/20/2015	1.682%	15,400	(832)	(408)	(424)

France Government Bond	UAG	0.250%	03/20/2016	1.755%	202,300	(12,789)	(8,185)	(4,604)
France Government Bond	UAG	0.250%	09/20/2016	1.825%	143,900	(10,470)	(6,324)	(4,146)
France Telecom S.A.	BRC	1.000%	06/20/2016	1.385%	25,000	(422)	358	(780)
Gazprom Via Gaz Capital S.A.	MYC	0.870%	11/20/2011	2.276%	50,000	65	0	65
General Electric Capital Corp.	BOA	1.000%	03/20/2012	2.043%	100,000	(457)	(2,105)	1,648
General Electric Capital Corp.	BOA	5.000%	06/20/2012	2.044%	25,000	579	332	247
General Electric Capital Corp.	BOA	1.000%	09/20/2013	2.750%	10,000	(331)	54	(385)
General Electric Capital Corp.	BOA	5.000%	06/20/2014	2.878%	120,500	6,801	4,012	2,789
General Electric Capital Corp.	BOA	1.000%	12/20/2014	2.933%	25,000	(1,442)	(1,123)	(319)
General Electric Capital Corp.	BOA	1.000%	12/20/2015	3.003%	76,000	(5,777)	(2,477)	(3,300)
General Electric Capital Corp.	BOA	1.000%	03/20/2016	3.026%	112,900	(9,119)	(1,444)	(7,675)
General Electric Capital Corp.	BOA	1.000%	06/20/2016	3.046%	4,900	(419)	(73)	(346)
General Electric Capital Corp.	BPS	1.000%	03/20/2012	2.043%	25,000	(114)	(498)	384
General Electric Capital Corp.	BPS	1.000%	09/20/2012	2.321%	5,000	(62)	(60)	(2)
General Electric Capital Corp.	BPS	4.700%	12/20/2013	2.882%	7,300	295	0	295
General Electric Capital Corp.	BPS	1.000%	12/20/2014	2.933%	34,400	(1,984)	(1,730)	(254)
General Electric Capital Corp.	BPS	1.000%	12/20/2015	3.003%	50,000	(3,801)	(1,903)	(1,898)
General Electric Capital Corp.	BPS	1.000%	03/20/2016	3.026%	25,000	(2,019)	(359)	(1,660)
General Electric Capital Corp.	BRC	5.000%	06/20/2012	2.044%	22,300	516	459	57
General Electric Capital Corp.	BRC	0.640%	12/20/2012	2.549%	33,800	(771)	0	(771)
General Electric Capital Corp.	BRC	1.000%	12/20/2012	2.483%	20,600	(361)	(222)	(139)
General Electric Capital Corp.	BRC	0.910%	03/20/2013	2.673%	50,000	(1,253)	0	(1,253)
General Electric Capital Corp.	BRC	1.580%	03/20/2013	2.673%	25,000	(379)	0	(379)
General Electric Capital Corp.	BRC	1.280%	06/20/2013	2.763%	40,000	(975)	0	(975)
General Electric Capital Corp.	BRC	4.050%	12/20/2013	2.882%	25,000	659	0	659
General Electric Capital Corp.	BRC	4.800%	12/20/2013	2.882%	30,000	1,278	0	1,278
General Electric Capital Corp.	BRC	5.000%	06/20/2014	2.878%	20,000	1,129	560	569
General Electric Capital Corp.	BRC	1.000%	12/20/2014	2.933%	50,000	(2,884)	(2,557)	(327)
General Electric Capital Corp.	BRC	1.000%	12/20/2015	3.003%	35,000	(2,661)	(683)	(1,978)
General Electric Capital Corp.	CBK	1.000%	06/20/2013	2.686%	21,100	(588)	(523)	(65)
General Electric Capital Corp.	CBK	4.000%	12/20/2013	2.882%	17,300	437	0	437
General Electric Capital Corp.	CBK	4.325%	12/20/2013	2.882%	57,300	1,852	0	1,852
General Electric Capital Corp.	CBK	4.800%	12/20/2013	2.882%	50,000	2,130	0	2,130
General Electric Capital Corp.	CBK	4.875%	12/20/2013	2.882%	46,900	2,075	0	2,075
General Electric Capital Corp.	CBK	3.800%	03/20/2014	2.929%	30,000	655	0	655
General Electric Capital Corp.	CBK	3.820%	03/20/2014	2.929%	50,000	1,116	0	1,116
General Electric Capital Corp.	CBK	3.850%	03/20/2014	2.929%	25,900	597	0	597
General Electric Capital Corp.	CBK	3.950%	03/20/2014	2.929%	15,000	381	0	381
General Electric Capital Corp.	CBK	4.000%	03/20/2014	2.929%	50,000	1,331	0	1,331
General Electric Capital Corp.	CBK	5.000%	09/20/2014	2.908%	50,000	3,011	1,187	1,824
General Electric Capital Corp.	CBK	1.000%	12/20/2014	2.933%	25,000	(1,442)	(1,123)	(319)
General Electric Capital Corp.	CBK	1.000%	09/20/2015	2.989%	25,000	(1,789)	(876)	(913)
General Electric Capital Corp.	CBK	1.000%	03/20/2016	3.026%	25,000	(2,019)	(190)	(1,829)
General Electric Capital Corp.	DUB	5.000%	06/20/2013	2.686%	55,000	2,232	1,269	963
General Electric Capital Corp.	DUB	5.000%	09/20/2013	2.750%	30,000	1,342	634	708
General Electric Capital Corp.	DUB	4.300%	12/20/2013	2.882%	24,700	785	0	785
General Electric Capital Corp.	DUB	4.800%	12/20/2013	2.882%	20,000	852	0	852
General Electric Capital Corp.	DUB	4.900%	12/20/2013	2.882%	34,100	1,527	0	1,527
General Electric Capital Corp.	DUB	4.000%	03/20/2014	2.929%	10,000	266	0	266
General Electric Capital Corp.	DUB	4.050%	03/20/2014	2.929%	25,000	695	0	695
General Electric Capital Corp.	DUB	5.000%	06/20/2014	2.878%	49,800	2,811	1,615	1,196
General Electric Capital Corp.	DUB	1.000%	09/20/2015	2.989%	110,000	(7,873)	(4,219)	(3,654)
General Electric Capital Corp.	DUB	1.000%	12/20/2015	3.003%	90,000	(6,842)	(3,099)	(3,743)
General Electric Capital Corp.	DUB	1.000%	03/20/2016	3.026%	37,100	(2,996)	(2,466)	(530)
General Electric Capital Corp.	GST	1.000%	03/20/2012	2.043%	450,000	(2,058)	(9,525)	7,467
General Electric Capital Corp.	GST	1.280%	06/20/2013	2.763%	10,000	(244)	0	(244)
General Electric Capital Corp.	JPM	1.000%	06/20/2012	2.044%	11,800	(85)	(223)	138
General Electric Capital Corp.	JPM	1.000%	03/20/2014	2.842%	10,000	(430)	(263)	(167)
General Electric Capital Corp.	JPM	1.000%	12/20/2014	2.933%	75,000	(4,326)	(3,867)	(459)
General Electric Capital Corp.	JPM	1.000%	09/20/2015	2.989%	15,000	(1,074)	(526)	(548)
General Electric Capital Corp.	JPM	1.000%	12/20/2015	3.003%	125,000	(9,502)	(3,121)	(6,381)
General Electric Capital Corp.	JPM	0.280%	03/20/2016	3.135%	10,000	(1,138)	0	(1,138)
General Electric Capital Corp.	MYC	1.000%	09/20/2013	2.750%	65,000	(2,146)	349	(2,495)
General Electric Capital Corp.	MYC	1.000%	12/20/2014	2.933%	50,000	(2,884)	(2,368)	(516)
General Electric Capital Corp.	MYC	1.000%	09/20/2015	2.989%	85,000	(6,084)	(3,104)	(2,980)
General Electric Capital Corp.	MYC	1.000%	12/20/2015	3.003%	10,000	(760)	(172)	(588)
General Electric Capital Corp.	MYC	1.000%	06/20/2016	3.046%	50,900	(4,351)	(255)	(4,096)
General Electric Capital Corp.	MYC	1.000%	03/20/2017	3.081%	2,900	(285)	(246)	(39)
General Electric Capital Corp.	MYC	1.000%	06/20/2018	3.083%	6,700	(775)	(676)	(99)
General Electric Capital Corp.	UAG	1.000%	03/20/2012	2.043%	100,000	(458)	(2,045)	1,587
General Electric Capital Corp.	UAG	1.000%	12/20/2014	2.933%	65,000	(3,749)	(3,362)	(387)
Illinois State General Obligation Bonds, Series 2006	CBK	2.420%	03/20/2021	2.739%	7,500	(136)	0	(136)
Indonesia Government International Bond	BOA	1.000%	09/20/2015	2.721%	15,000	(949)	(435)	(514)
Indonesia Government International Bond	BOA	1.000%	12/20/2015	2.783%	50,000	(3,456)	(660)	(2,796)

Indonesia Government International Bond	BPS	1.000%	09/20/2015	2.721%	35,000	(2,212)	(951)	(1,261)
Indonesia Government International Bond	BPS	1.000%	03/20/2016	2.852%	10,000	(754)	(149)	(605)
Indonesia Government International Bond	BRC	1.000%	09/20/2015	2.721%	45,000	(2,844)	(1,437)	(1,407)
Indonesia Government International Bond	BRC	1.000%	12/20/2015	2.783%	60,000	(4,146)	(891)	(3,255)
Indonesia Government International Bond	BRC	1.000%	03/20/2016	2.852%	10,000	(754)	(149)	(605)
Indonesia Government International Bond	BRC	1.000%	06/20/2021	3.372%	10,000	(1,749)	(671)	(1,078)
Indonesia Government International Bond	CBK	1.000%	09/20/2015	2.721%	12,100	(765)	(274)	(491)
Indonesia Government International Bond	CBK	1.000%	12/20/2015	2.783%	15,000	(1,037)	(218)	(819)
Indonesia Government International Bond	CBK	1.000%	06/20/2016	2.914%	5,000	(409)	(95)	(314)
Indonesia Government International Bond	DUB	1.000%	09/20/2015	2.721%	25,000	(1,580)	(619)	(961)
Indonesia Government International Bond	DUB	1.000%	12/20/2015	2.783%	15,000	(1,037)	(211)	(826)
Indonesia Government International Bond	FBF	1.000%	09/20/2015	2.721%	10,000	(632)	(218)	(414)
Indonesia Government International Bond	FBF	1.000%	12/20/2015	2.783%	20,000	(1,382)	(318)	(1,064)
Indonesia Government International Bond	FBF	1.000%	03/20/2016	2.852%	21,900	(1,653)	(496)	(1,157)
Indonesia Government International Bond	FBF	1.000%	06/20/2021	3.372%	25,000	(4,372)	(1,641)	(2,731)
Indonesia Government International Bond	GST	1.000%	09/20/2015	2.721%	10,000	(632)	(333)	(299)
Indonesia Government International Bond	HUS	1.000%	09/20/2015	2.721%	25,000	(1,581)	(792)	(789)
Indonesia Government International Bond	HUS	1.000%	03/20/2016	2.852%	25,000	(1,887)	(566)	(1,321)
Indonesia Government International Bond	HUS	1.000%	09/20/2016	2.969%	2,000	(176)	(39)	(137)
Indonesia Government International Bond	JPM	1.000%	09/20/2015	2.721%	35,000	(2,213)	(814)	(1,399)
Indonesia Government International Bond	JPM	1.000%	12/20/2015	2.783%	8,700	(601)	(138)	(463)
Indonesia Government International Bond	JPM	1.000%	03/20/2016	2.852%	10,000	(755)	(178)	(577)
Indonesia Government International Bond	JPM	1.000%	06/20/2016	2.914%	12,500	(1,022)	(232)	(790)
Indonesia Government International Bond	JPM	1.000%	09/20/2016	2.969%	5,000	(440)	(79)	(361)
Indonesia Government International Bond	JPM	1.000%	06/20/2021	3.372%	30,000	(5,248)	(2,045)	(3,203)
Indonesia Government International Bond	MYC	1.000%	09/20/2015	2.721%	25,000	(1,581)	(623)	(958)
Indonesia Government International Bond	MYC	1.000%	12/20/2015	2.783%	30,000	(2,073)	(449)	(1,624)
Indonesia Government International Bond	MYC	1.000%	03/20/2016	2.852%	20,000	(1,510)	(342)	(1,168)
Indonesia Government International Bond	MYC	1.000%	06/20/2021	3.372%	10,000	(1,749)	(649)	(1,100)
Indonesia Government International Bond	RYL	1.310%	12/20/2011	1.915%	44,300	(39)	0	(39)
Indonesia Government International Bond	RYL	1.330%	12/20/2011	1.915%	50,000	(42)	0	(42)
Indonesia Government International Bond	RYL	1.085%	03/20/2012	1.916%	24,270	(86)	0	(86)
Indonesia Government International Bond	RYL	1.000%	09/20/2015	2.721%	65,000	(4,109)	(1,465)	(2,644)
Indonesia Government International Bond	RYL	1.000%	03/20/2016	2.852%	46,900	(3,540)	(1,041)	(2,499)
Indonesia Government International Bond	RYL	1.000%	09/20/2016	2.969%	29,900	(2,629)	(529)	(2,100)
Indonesia Government International Bond	UAG	1.000%	09/20/2016	2.969%	13,600	(1,196)	(215)	(981)
Indonesia Government International Bond	UAG	1.000%	06/20/2021	3.372%	5,000	(875)	(366)	(509)
Japan Government International Bond	BOA	1.000%	03/20/2015	1.208%	69,600	(464)	507	(971)
Japan Government International Bond	BOA	1.000%	06/20/2015	1.247%	46,700	(401)	443	(844)
Japan Government International Bond	BOA	1.000%	09/20/2015	1.282%	125,000	(1,307)	2,043	(3,350)
Japan Government International Bond	BOA	1.000%	12/20/2015	1.312%	56,000	(689)	969	(1,658)
Japan Government International Bond	BOA	1.000%	03/20/2016	1.354%	62,100	(921)	892	(1,813)
Japan Government International Bond	BOA	1.000%	06/20/2016	1.393%	53,300	(924)	583	(1,507)
Japan Government International Bond	BOA	1.000%	09/20/2016	1.428%	25,000	(495)	(85)	(410)
Japan Government International Bond	BOA	1.000%	12/20/2016	1.458%	30,000	(667)	(580)	(87)
Japan Government International Bond	BPS	1.000%	03/20/2016	1.354%	9,900	(147)	72	(219)
Japan Government International Bond	BPS	1.000%	06/20/2016	1.393%	25,000	(433)	261	(694)
Japan Government International Bond	BRC	1.000%	03/20/2015	1.208%	22,000	(146)	210	(356)
Japan Government International Bond	BRC	1.000%	03/20/2016	1.354%	16,000	(237)	196	(433)
Japan Government International Bond	DUB	1.000%	03/20/2015	1.208%	2,300	(15)	18	(33)
Japan Government International Bond	DUB	1.000%	06/20/2015	1.247%	20,000	(171)	177	(348)
Japan Government International Bond	DUB	1.000%	12/20/2015	1.312%	41,700	(513)	786	(1,299)
Japan Government International Bond	GST	1.000%	03/20/2015	1.208%	180,500	(1,203)	1,549	(2,752)
Japan Government International Bond	GST	1.000%	06/20/2015	1.247%	44,900	(385)	53	(438)
Japan Government International Bond	GST	1.000%	09/20/2015	1.282%	50,000	(523)	806	(1,329)
Japan Government International Bond	GST	1.000%	12/20/2015	1.312%	101,200	(1,245)	1,876	(3,121)
Japan Government International Bond	GST	1.000%	03/20/2016	1.354%	50,000	(741)	391	(1,132)
Japan Government International Bond	GST	1.000%	06/20/2016	1.393%	75,000	(1,300)	486	(1,786)
Japan Government International Bond	GST	1.000%	09/20/2016	1.428%	74,100	(1,469)	(436)	(1,033)
Japan Government International Bond	GST	1.000%	12/20/2016	1.458%	25,000	(556)	(474)	(82)
Japan Government International Bond	JPM	1.000%	09/20/2015	1.282%	75,000	(784)	1,220	(2,004)
Japan Government International Bond	JPM	1.000%	03/20/2016	1.354%	53,800	(797)	446	(1,243)
Japan Government International Bond	MYC	1.000%	06/20/2015	1.247%	25,000	(214)	82	(296)
Japan Government International Bond	MYC	1.000%	12/20/2015	1.312%	25,000	(308)	452	(760)
Japan Government International Bond	MYC	1.000%	03/20/2016	1.354%	25,000	(370)	178	(548)
Japan Government International Bond	MYC	1.000%	06/20/2016	1.393%	177,000	(3,069)	707	(3,776)
Japan Government International Bond	MYC	1.000%	09/20/2016	1.428%	35,000	(694)	(333)	(361)
Japan Government International Bond	MYC	1.000%	12/20/2016	1.458%	75,000	(1,668)	(1,499)	(169)
Japan Government International Bond	RYL	1.000%	06/20/2015	1.247%	30,100	(258)	246	(504)
Japan Government International Bond	RYL	1.000%	12/20/2015	1.312%	50,000	(615)	930	(1,545)
Japan Government International Bond	RYL	1.000%	03/20/2016	1.354%	35,000	(519)	342	(861)
Japan Government International Bond	RYL	1.000%	06/20/2016	1.393%	25,000	(433)	168	(601)
Japan Government International Bond	RYL	1.000%	09/20/2016	1.428%	25,000	(495)	(97)	(398)
Japan Government International Bond	RYL	1.000%	12/20/2016	1.458%	25,000	(556)	(480)	(76)

Japan Government International Bond	UAG	1.000%	06/20/2015	1.247%	35,000	(300)	463	(763)
Japan Government International Bond	UAG	1.000%	12/20/2016	1.458%	25,000	(556)	(474)	(82)
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	3.171%	15,000	(1,337)	(433)	(904)
Kazakhstan Government International Bond	DUB	1.000%	03/20/2016	3.171%	14,300	(1,275)	(433)	(842)
Kazakhstan Government International Bond	HUS	1.000%	09/20/2015	2.970%	25,000	(1,816)	(951)	(865)
Kazakhstan Government International Bond	HUS	1.000%	03/20/2016	3.171%	14,300	(1,274)	(419)	(855)
Kazakhstan Government International Bond	MYC	1.000%	09/20/2015	2.970%	25,000	(1,816)	(985)	(831)
Kazakhstan Government International Bond	MYC	1.000%	03/20/2016	3.171%	10,000	(891)	(279)	(612)
Kazakhstan Government International Bond	UAG	1.000%	09/20/2015	2.970%	25,000	(1,816)	(985)	(831)
Kinder Morgan Energy Partners LP	DUB	1.000%	03/20/2018	2.448%	25,000	(2,059)	(978)	(1,081)
Kinder Morgan Energy Partners LP	FBF	1.000%	03/20/2018	2.448%	2,100	(173)	(82)	(91)
Kohl’s Corp.	BPS	1.000%	12/20/2017	1.561%	20,500	(652)	(12)	(640)
Kohl’s Corp.	MYC	1.000%	12/20/2017	1.561%	20,000	(636)	(12)	(624)
Lincoln National Corp.	CBK	1.000%	03/20/2016	4.330%	12,700	(1,631)	(417)	(1,214)
MBIA, Inc.	BOA	5.000%	03/20/2012	27.002%	15,000	(1,405)	(600)	(805)
MBIA, Inc.	CBK	5.000%	03/20/2012	27.002%	79,800	(7,475)	(3,547)	(3,928)
MBIA, Inc.	GST	5.000%	03/20/2012	27.002%	10,000	(937)	(550)	(387)
MBIA, Inc.	UAG	5.000%	03/20/2012	27.002%	7,800	(731)	(332)	(399)
Merrill Lynch & Co., Inc.	BRC	1.000%	09/20/2012	5.102%	7,400	(284)	(236)	(48)
Merrill Lynch & Co., Inc.	DUB	1.000%	03/20/2016	4.706%	40,700	(5,612)	(866)	(4,746)
Merrill Lynch & Co., Inc.	JPM	1.000%	12/20/2011	5.083%	1,400	(12)	(4)	(8)
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2012	5.102%	3,700	(142)	(173)	31
Merrill Lynch & Co., Inc.	UAG	1.000%	06/20/2012	5.085%	8,100	(231)	(210)	(21)
MetLife, Inc.	BOA	1.000%	09/20/2013	2.582%	26,500	(792)	(1,434)	642
MetLife, Inc.	BOA	1.000%	09/20/2015	3.199%	25,000	(1,979)	(1,584)	(395)
MetLife, Inc.	BOA	1.000%	03/20/2016	3.308%	46,200	(4,245)	(707)	(3,538)
MetLife, Inc.	BOA	1.000%	06/20/2016	3.358%	25,000	(2,457)	(414)	(2,043)
MetLife, Inc.	BOA	1.000%	09/20/2020	3.608%	10,000	(1,748)	(1,146)	(602)
MetLife, Inc.	CBK	1.000%	06/20/2016	3.358%	20,000	(1,965)	(475)	(1,490)
MetLife, Inc.	DUB	5.000%	06/20/2012	2.091%	120,000	2,737	4,471	(1,734)
MetLife, Inc.	DUB	1.000%	03/20/2016	3.308%	17,000	(1,563)	(404)	(1,159)
MetLife, Inc.	FBF	1.000%	09/20/2013	2.582%	20,000	(598)	(919)	321
MetLife, Inc.	GST	1.000%	03/20/2015	3.068%	25,000	(1,653)	(1,561)	(92)
MetLife, Inc.	GST	1.000%	12/20/2015	3.252%	27,000	(2,307)	(1,638)	(669)
MetLife, Inc.	GST	1.000%	03/20/2016	3.308%	25,000	(2,297)	(622)	(1,675)
MetLife, Inc.	JPM	1.000%	09/20/2015	3.199%	25,000	(1,979)	(1,694)	(285)
MetLife, Inc.	JPM	1.000%	12/20/2015	3.252%	23,000	(1,964)	(1,415)	(549)
MetLife, Inc.	JPM	1.000%	03/20/2016	3.308%	15,000	(1,378)	(463)	(915)
MetLife, Inc.	SOG	1.000%	09/20/2013	2.582%	21,400	(639)	(1,004)	365
MetLife, Inc.	UAG	1.000%	09/20/2013	2.582%	10,000	(299)	(490)	191
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.786%	19,800	(587)	(280)	(307)
Mexico Government International Bond	BOA	1.000%	03/20/2021	2.300%	11,000	(1,126)	(476)	(650)
Mexico Government International Bond	BRC	1.000%	03/20/2015	1.686%	42,400	(963)	(916)	(47)
Mexico Government International Bond	BRC	1.000%	09/20/2015	1.786%	61,000	(1,808)	(635)	(1,173)
Mexico Government International Bond	BRC	1.000%	12/20/2015	1.827%	50,000	(1,651)	(124)	(1,527)
Mexico Government International Bond	BRC	1.000%	03/20/2016	1.880%	50,000	(1,852)	(414)	(1,438)
Mexico Government International Bond	BRC	1.000%	12/20/2016	2.008%	25,000	(1,222)	(883)	(339)
Mexico Government International Bond	BRC	1.000%	09/20/2021	2.320%	25,000	(2,699)	(1,986)	(713)
Mexico Government International Bond	CBK	1.000%	09/20/2015	1.786%	91,800	(2,721)	(808)	(1,913)
Mexico Government International Bond	CBK	1.000%	03/20/2016	1.880%	226,000	(8,372)	(1,953)	(6,419)
Mexico Government International Bond	CBK	1.000%	06/20/2016	1.928%	50,000	(2,053)	(48)	(2,005)
Mexico Government International Bond	CBK	1.000%	09/20/2016	1.970%	25,000	(1,125)	(707)	(418)
Mexico Government International Bond	CBK	1.000%	12/20/2016	2.008%	25,000	(1,221)	(871)	(350)
Mexico Government International Bond	CBK	1.000%	03/20/2021	2.300%	22,700	(2,323)	(964)	(1,359)
Mexico Government International Bond	DUB	1.000%	09/20/2015	1.786%	9,400	(279)	(118)	(161)
Mexico Government International Bond	DUB	1.000%	12/20/2015	1.827%	50,000	(1,651)	(456)	(1,195)
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.880%	150,000	(5,556)	(1,182)	(4,374)
Mexico Government International Bond	DUB	1.000%	12/20/2016	2.008%	25,000	(1,221)	(871)	(350)
Mexico Government International Bond	DUB	1.000%	03/20/2021	2.300%	50,000	(5,118)	(1,774)	(3,344)
Mexico Government International Bond	FBF	1.000%	09/20/2015	1.786%	25,000	(741)	(217)	(524)
Mexico Government International Bond	GST	1.000%	09/20/2016	1.970%	54,400	(2,448)	(485)	(1,963)
Mexico Government International Bond	HUS	1.000%	03/20/2015	1.686%	22,300	(506)	(471)	(35)
Mexico Government International Bond	HUS	1.000%	12/20/2015	1.827%	50,000	(1,651)	(480)	(1,171)
Mexico Government International Bond	HUS	1.000%	03/20/2016	1.880%	10,000	(371)	(44)	(327)
Mexico Government International Bond	HUS	1.000%	03/20/2021	2.300%	25,000	(2,558)	(1,148)	(1,410)
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.882%	6,950	(282)	0	(282)
Mexico Government International Bond	JPM	1.000%	09/20/2016	1.970%	10,000	(450)	(46)	(404)
Mexico Government International Bond	JPM	1.000%	12/20/2016	2.008%	25,000	(1,222)	(889)	(333)
Mexico Government International Bond	MYC	1.000%	12/20/2015	1.827%	25,000	(825)	(356)	(469)
Mexico Government International Bond	MYC	1.000%	09/20/2016	1.970%	63,900	(2,876)	(506)	(2,370)
Mexico Government International Bond	RYL	1.000%	03/20/2015	1.686%	25,000	(568)	(529)	(39)
Mexico Government International Bond	RYL	1.000%	09/20/2016	1.970%	5,000	(225)	(139)	(86)
Mexico Government International Bond	UAG	1.000%	09/20/2015	1.786%	19,100	(566)	(270)	(296)
Mexico Government International Bond	UAG	1.000%	09/20/2016	1.970%	17,900	(806)	(79)	(727)

Morgan Stanley	BPS	1.000%	03/20/2012	5.414%	18,000	(365)	84	(449)
Morgan Stanley	BRC	1.000%	09/20/2012	5.429%	12,400	(513)	(227)	(286)
Morgan Stanley	BRC	1.000%	03/20/2016	4.947%	15,000	(2,180)	(323)	(1,857)
Morgan Stanley	CBK	1.000%	09/20/2012	5.429%	4,100	(170)	(60)	(110)
Morgan Stanley	DUB	1.000%	03/20/2016	4.947%	35,000	(5,086)	(753)	(4,333)
Morgan Stanley	JPM	1.000%	09/20/2012	5.429%	27,100	(1,121)	(597)	(524)
Morgan Stanley	UAG	1.000%	09/20/2012	5.429%	6,900	(286)	(115)	(171)
Nordstrom, Inc.	BOA	1.000%	06/20/2018	1.500%	23,000	(698)	(316)	(382)
Nordstrom, Inc.	BPS	1.000%	06/20/2018	1.500%	20,000	(607)	(275)	(332)
Nucor Corp.	BPS	1.000%	06/20/2018	1.586%	13,000	(461)	25	(486)
Panama Government International Bond	DUB	1.170%	04/20/2017	1.972%	14,000	(502)	0	(502)
Panama Government International Bond	HUS	0.760%	01/20/2012	0.732%	4,600	8	0	8
Panama Government International Bond	JPM	0.730%	01/20/2012	0.732%	12,600	19	0	19
Panama Government International Bond	MYC	0.750%	01/20/2012	0.732%	44,400	72	0	72
Petrobras International Finance Co.	MYC	1.000%	12/20/2012	1.206%	23,000	(50)	(127)	77
Philippines Government International Bond	BOA	1.000%	12/20/2015	2.402%	4,100	(226)	(83)	(143)
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	2.578%	10,000	702	(179)	881
Prudential Financial, Inc.	BOA	1.000%	03/20/2016	2.934%	25,000	(1,948)	(284)	(1,664)
Prudential Financial, Inc.	BOA	1.000%	03/20/2018	3.109%	15,000	(1,721)	(424)	(1,297)
Prudential Financial, Inc.	CBK	5.000%	09/20/2014	2.578%	5,000	350	(90)	440
Prudential Financial, Inc.	GST	2.250%	03/20/2013	2.111%	10,000	28	0	28
Prudential Financial, Inc.	GST	1.000%	03/20/2016	2.934%	20,000	(1,559)	(382)	(1,177)
Prudential Financial, Inc.	GST	1.000%	12/20/2017	3.100%	10,000	(1,108)	(950)	(158)
Prudential Financial, Inc.	GST	1.000%	03/20/2018	3.109%	15,000	(1,720)	(482)	(1,238)
Qatar Government International Bond	CBK	1.000%	03/20/2016	1.123%	3,000	(15)	(20)	5
Qatar Government International Bond	FBF	1.000%	03/20/2016	1.123%	11,000	(54)	(5)	(49)
Qatar Government International Bond	HUS	1.000%	03/20/2016	1.123%	6,000	(30)	(34)	4
Qatar Government International Bond	JPM	1.000%	03/20/2016	1.123%	12,000	(59)	(21)	(38)
Qatar Government International Bond	RYL	1.000%	03/20/2016	1.123%	6,000	(30)	(6)	(24)
Republic of Germany Government Bond	BRC	0.250%	12/20/2016	1.130%	150,000	(6,540)	(6,548)	8
Republic of Germany Government Bond	CBK	0.250%	06/20/2016	1.074%	50,000	(1,864)	(816)	(1,048)
Republic of Germany Government Bond	CBK	0.250%	09/20/2016	1.104%	50,000	(2,024)	(868)	(1,156)
Republic of Germany Government Bond	GST	0.250%	03/20/2016	1.042%	84,800	(2,885)	(1,287)	(1,598)
Republic of Germany Government Bond	GST	0.250%	09/20/2016	1.104%	50,000	(2,024)	(807)	(1,217)
Republic of Germany Government Bond	GST	0.250%	12/20/2016	1.130%	90,000	(3,924)	(3,964)	40
Republic of Germany Government Bond	HUS	0.250%	09/20/2016	1.104%	46,300	(1,874)	(1,359)	(515)
Republic of Germany Government Bond	HUS	0.250%	12/20/2016	1.130%	50,000	(2,180)	(2,131)	(49)
Republic of Germany Government Bond	MYC	0.250%	09/20/2016	1.104%	50,000	(2,024)	(1,468)	(556)
Republic of Germany Government Bond	SOG	0.250%	06/20/2016	1.074%	127,700	(4,759)	(1,042)	(3,717)
Republic of Germany Government Bond	UAG	0.250%	06/20/2016	1.074%	22,300	(832)	(188)	(644)
Republic of Italy Government Bond	BOA	1.000%	03/20/2016	4.679%	238,000	(32,935)	(8,919)	(24,016)
Republic of Italy Government Bond	BRC	1.000%	03/20/2016	4.679%	89,600	(12,399)	(3,487)	(8,912)
Republic of Italy Government Bond	CBK	1.000%	03/20/2016	4.679%	100,000	(13,838)	(4,052)	(9,786)
Republic of Italy Government Bond	GST	1.000%	06/20/2015	4.656%	17,000	(2,011)	(247)	(1,764)
Republic of Italy Government Bond	GST	1.000%	12/20/2015	4.672%	50,000	(6,592)	(1,682)	(4,910)
Republic of Italy Government Bond	GST	1.000%	03/20/2016	4.679%	172,100	(23,815)	(6,204)	(17,611)
Republic of Italy Government Bond	GST	1.000%	06/20/2016	4.686%	128,800	(18,652)	(2,844)	(15,808)
Republic of Italy Government Bond	HUS	1.000%	06/20/2015	4.656%	25,000	(2,957)	(444)	(2,513)
Republic of Italy Government Bond	JPM	1.000%	03/20/2016	4.679%	88,000	(12,177)	(3,047)	(9,130)
Republic of Italy Government Bond	MYC	1.000%	06/20/2015	4.656%	18,000	(2,129)	(253)	(1,876)
Republic of Italy Government Bond	MYC	1.000%	03/20/2016	4.679%	44,000	(6,088)	(1,519)	(4,569)
Republic of Italy Government Bond	RYL	1.000%	06/20/2015	4.656%	10,000	(1,183)	(178)	(1,005)
Republic of Italy Government Bond	RYL	1.000%	03/20/2016	4.679%	37,000	(5,120)	(1,262)	(3,858)
Republic of Italy Government Bond	SOG	1.000%	06/20/2015	4.656%	25,000	(2,957)	(467)	(2,490)
Republic of Italy Government Bond	SOG	1.000%	03/20/2016	4.679%	50,000	(6,919)	(1,846)	(5,073)
Republic of Italy Government Bond	UAG	1.000%	12/20/2015	4.672%	50,000	(6,592)	(1,676)	(4,916)
Russia Government International Bond	GST	1.000%	03/20/2016	2.982%	25,000	(2,030)	(619)	(1,411)
Russia Government International Bond	HUS	1.000%	09/20/2016	3.066%	25,000	(2,322)	(1,309)	(1,013)
Russia Government International Bond	HUS	1.000%	12/20/2016	3.102%	100,000	(9,849)	(6,111)	(3,738)
Russia Government International Bond	MYC	1.000%	09/20/2016	3.066%	25,000	(2,323)	(1,321)	(1,002)
SLM Corp.	BOA	5.000%	12/20/2011	3.364%	44,200	241	(3,536)	3,777
SLM Corp.	MYC	5.000%	12/20/2011	3.364%	15,000	82	(1,275)	1,357
SLM Corp.	UAG	5.000%	12/20/2011	3.364%	15,000	82	(825)	907
South Africa Government International Bond	BRC	1.000%	12/20/2015	1.950%	25,000	(946)	(184)	(762)
South Africa Government International Bond	DUB	1.000%	12/20/2015	1.950%	25,000	(946)	(184)	(762)
South Korea Government Bond	DUB	1.000%	09/20/2016	2.148%	10,000	(523)	(211)	(312)
South Korea Government Bond	DUB	1.000%	12/20/2016	2.183%	25,000	(1,407)	(705)	(702)
South Korea Government Bond	GST	1.000%	09/20/2016	2.148%	10,000	(523)	(211)	(312)
South Korea Government Bond	GST	1.000%	12/20/2016	2.183%	25,000	(1,407)	(693)	(714)
South Korea Government Bond	HUS	1.000%	09/20/2016	2.148%	31,000	(1,622)	(68)	(1,554)
South Korea Government Bond	JPM	1.000%	12/20/2016	2.183%	35,000	(1,969)	(978)	(991)
South Korea Government Bond	MYC	1.000%	09/20/2016	2.148%	25,000	(1,308)	(243)	(1,065)
South Korea Government Bond	MYC	1.000%	12/20/2016	2.183%	15,000	(844)	(416)	(428)
South Korea Government Bond	UAG	1.000%	09/20/2016	2.148%	20,000	(1,046)	(426)	(620)

Spain Government International Bond	BOA	1.000%	03/20/2016	3.790%		32,500	(3,508)	(2,133)	(1,375)
Spain Government International Bond	CBK	1.000%	03/20/2016	3.790%		50,000	(5,396)	(3,405)	(1,991)
Spain Government International Bond	DUB	1.000%	03/20/2016	3.790%		27,900	(3,011)	(1,719)	(1,292)
Spain Government International Bond	DUB	1.000%	06/20/2016	3.799%		1,900	(215)	(119)	(96)
Spain Government International Bond	GST	1.000%	03/20/2016	3.790%		116,800	(12,605)	(7,705)	(4,900)
Spain Government International Bond	UAG	1.000%	03/20/2016	3.790%		16,000	(1,727)	(986)	(741)
Sprint Nextel Corp.	UAG	1.000%	06/20/2019	7.824%		3,000	(1,017)	(508)	(509)
Swedbank AB	BPS	5.000%	09/20/2014	3.013%	EUR	25,000	1,914	4,065	(2,151)
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	22.261%	JPY	1,605,400	(3,550)	(2,341)	(1,209)
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	21.757%		2,070,300	(5,358)	(4,927)	(431)
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	18.281%		282,000	(793)	(699)	(94)
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	17.130%		571,000	(1,668)	(1,233)	(435)
Tokyo Electric Power Co., Inc.	UAG	1.000%	06/20/2012	23.113%		117,000	(210)	(240)	30
U.S. Treasury Notes	BPS	0.250%	09/20/2012	0.219%	EUR	25,000	13	(190)	203
U.S. Treasury Notes	BPS	0.250%	03/20/2015	0.396%		45,000	(292)	(219)	(73)
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.496%		25,000	(389)	(495)	106
U.S. Treasury Notes	BRC	0.250%	03/20/2015	0.396%		104,000	(675)	(1,467)	792
U.S. Treasury Notes	DUB	0.250%	09/20/2012	0.219%		7,000	3	(47)	50
U.S. Treasury Notes	DUB	0.250%	03/20/2015	0.396%		25,000	(163)	(344)	181
U.S. Treasury Notes	DUB	0.250%	06/20/2015	0.414%		50,000	(392)	(526)	134
U.S. Treasury Notes	DUB	0.250%	09/20/2015	0.430%		50,000	(459)	(689)	230
U.S. Treasury Notes	DUB	0.250%	06/20/2016	0.481%		50,000	(694)	(951)	257
U.S. Treasury Notes	DUB	0.250%	09/20/2016	0.496%		50,000	(777)	(931)	154
U.S. Treasury Notes	FBF	0.250%	03/20/2016	0.464%		173,500	(2,115)	(2,143)	28
U.S. Treasury Notes	HUS	0.250%	03/20/2016	0.464%		100,000	(1,219)	(1,239)	20
U.S. Treasury Notes	HUS	0.250%	09/20/2016	0.496%		50,000	(778)	(1,084)	306
U.S. Treasury Notes	RYL	0.250%	03/20/2016	0.464%		62,000	(756)	(752)	(4)
U.S. Treasury Notes	RYL	0.250%	06/20/2016	0.481%		25,000	(347)	(429)	82
U.S. Treasury Notes	SOG	0.250%	06/20/2012	0.185%		100,000	75	(267)	342
U.S. Treasury Notes	SOG	0.250%	06/20/2015	0.414%		25,000	(196)	(221)	25
U.S. Treasury Notes	SOG	0.250%	09/20/2015	0.430%		50,000	(459)	(689)	230
U.S. Treasury Notes	SOG	0.250%	06/20/2016	0.481%		100,000	(1,388)	(1,076)	(312)
U.S. Treasury Notes	SOG	0.250%	09/20/2016	0.496%		50,000	(777)	(1,095)	318
U.S. Treasury Notes	UAG	0.250%	03/20/2016	0.464%		35,500	(433)	(408)	(25)
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.481%		125,000	(1,735)	(2,169)	434
U.S. Treasury Notes	UAG	0.250%	09/20/2016	0.496%		75,000	(1,167)	(1,425)	258
UBS AG	BPS	0.760%	03/20/2013	1.650%	$	30	0	0	0
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.757%		25,000	230	178	52
United Kingdom Gilt	BOA	1.000%	03/20/2016	0.850%		94,500	647	1,202	(555)
United Kingdom Gilt	BOA	1.000%	06/20/2016	0.883%		66,000	376	819	(443)
United Kingdom Gilt	BOA	1.000%	09/20/2016	0.912%		30,000	137	369	(232)
United Kingdom Gilt	BPS	1.000%	03/20/2015	0.722%		100,000	985	569	416
United Kingdom Gilt	BPS	1.000%	06/20/2016	0.883%		50,000	285	1,134	(849)
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.757%		72,200	667	559	108
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.850%		99,200	680	1,307	(627)
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.883%		63,700	363	791	(428)
United Kingdom Gilt	CBK	1.000%	09/20/2016	0.912%		50,000	228	410	(182)
United Kingdom Gilt	DUB	1.000%	03/20/2015	0.722%		67,500	665	214	451
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.757%		175,000	1,615	1,560	55
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.850%		67,500	462	908	(446)
United Kingdom Gilt	DUB	1.000%	06/20/2016	0.883%		38,100	217	659	(442)
United Kingdom Gilt	DUB	1.000%	09/20/2016	0.912%		46,300	211	379	(168)
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.757%		50,000	461	538	(77)
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.814%		50,000	401	1,164	(763)
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.850%		20,500	141	396	(255)
United Kingdom Gilt	GST	1.000%	03/20/2015	0.722%		37,200	366	133	233
United Kingdom Gilt	GST	1.000%	06/20/2015	0.757%		25,000	230	172	58
United Kingdom Gilt	GST	1.000%	12/20/2015	0.814%		155,000	1,241	2,041	(800)
United Kingdom Gilt	GST	1.000%	03/20/2016	0.850%		419,100	2,872	7,141	(4,269)
United Kingdom Gilt	GST	1.000%	12/20/2016	0.938%		90,000	311	180	131
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.722%		33,700	332	273	59
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.757%		75,000	692	526	166
United Kingdom Gilt	JPM	1.000%	12/20/2015	0.814%		47,000	376	1,090	(714)
United Kingdom Gilt	MYC	0.250%	03/20/2015	0.722%		30,000	(480)	(339)	(141)
United Kingdom Gilt	MYC	1.000%	03/20/2015	0.722%		200,000	1,970	1,757	213
United Kingdom Gilt	MYC	1.000%	06/20/2015	0.757%		50,000	462	333	129
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.883%		23,100	132	400	(268)
United Kingdom Gilt	MYC	1.000%	12/20/2016	0.938%		50,000	172	50	122
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.722%		147,800	1,456	600	856
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.757%		50,000	462	527	(65)
United Kingdom Gilt	SOG	1.000%	06/20/2016	0.883%		127,200	725	2,201	(1,476)
United Kingdom Gilt	UAG	1.000%	06/20/2015	0.757%		100,000	923	1,202	(279)
United Kingdom Gilt	UAG	1.000%	12/20/2015	0.814%		37,300	298	858	(560)
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.883%		45,800	261	792	(531)

United Kingdom Gilt	UAG	1.000%	09/20/2016	0.912%	100,000	456	489	(33)
UnitedHealth Group, Inc.	BOA	1.000%	03/20/2018	1.331%	50,000	(973)	(379)	(594)
Verizon Communications, Inc.	BRC	1.000%	06/20/2013	0.210%	14,205	199	105	94
Verizon Communications, Inc.	CBK	1.000%	06/20/2013	0.210%	10,900	153	97	56
Verizon Communications, Inc.	JPM	1.000%	06/20/2013	0.210%	15,000	211	75	136
Vodafone Group PLC	DUB	1.000%	09/20/2015	0.934%	15,000	44	131	(87)
Vodafone Group PLC	GST	1.000%	09/20/2015	0.934%	40,000	117	257	(140)

						$ (955,818)	$ (329,498)	$ (626,320)

Credit Default Swaps on Credit Indices - Sell Protection(2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%	12/20/2014	$ 75,200	$3,739	$8,835	$(5,096)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	124,900	6,210	14,192	(7,982)
CDX.EM-12 5-Year Index	GST	5.000%	12/20/2014	24,300	1,208	2,892	(1,684)
CDX.EM-12 5-Year Index	HUS	5.000%	12/20/2014	25,000	1,243	2,900	(1,657)
CDX.EM-12 5-Year Index	JPM	5.000%	12/20/2014	25,000	1,242	2,837	(1,595)
CDX.EM-12 5-Year Index	MYC	5.000%	12/20/2014	25,000	1,243	2,962	(1,719)
CDX.EM-12 5-Year Index	UAG	5.000%	12/20/2014	50,000	2,486	4,975	(2,489)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	711,200	39,619	88,665	(49,046)
CDX.EM-13 5-Year Index	CBK	5.000%	06/20/2015	20,000	1,114	2,290	(1,176)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	526,500	29,330	66,005	(36,675)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015	32,400	1,805	4,200	(2,395)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015	50,700	2,824	6,337	(3,513)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	977,700	54,465	122,641	(68,176)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	68,100	3,794	7,866	(4,072)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	153,200	8,535	16,939	(8,404)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	185,600	11,345	24,908	(13,563)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015	316,600	19,353	39,870	(20,517)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	122,800	7,507	15,193	(7,686)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	394,800	24,133	50,837	(26,704)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015	170,800	10,441	22,253	(11,812)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015	61,400	3,753	8,330	(4,577)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015	156,600	9,573	20,076	(10,503)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	201,900	12,342	27,885	(15,543)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	259,600	15,988	32,044	(16,056)
CDX.EM-15 5-Year Index	CBK	5.000%	06/20/2016	200,000	12,318	27,750	(15,432)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016	143,600	8,844	19,310	(10,466)
CDX.EM-15 5-Year Index	HUS	5.000%	06/20/2016	50,000	3,079	6,920	(3,841)
CDX.EM-15 5-Year Index	JPM	5.000%	06/20/2016	22,600	1,392	2,983	(1,591)
CDX.HY-8 5-Year Index 35-100%	CBK	0.360%	06/20/2012	100,146	166	0	166
CDX.HY-8 5-Year Index 35-100%	CBK	0.401%	06/20/2012	126,049	248	0	248
CDX.HY-8 5-Year Index 35-100%	CBK	0.415%	06/20/2012	96,294	200	0	200
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	50,000	511	0	511
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012	30,000	379	0	379
CDX.IG-9 5-Year Index 15-30%	GST	0.830%	12/20/2012	30,000	246	0	246
CDX.IG-9 5-Year Index 15-30%	GST	0.940%	12/20/2012	33,800	324	0	324
CDX.IG-9 5-Year Index 15-30%	MYC	0.963%	12/20/2012	102,700	1,016	0	1,016
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012	211,322	1,248	0	1,248
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012	96,450	770	0	770
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	80,246	647	0	647
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012	9,838	80	0	80
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	13,889	113	0	113
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	27,584	226	0	226
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012	163,965	1,465	0	1,465
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012	241,125	2,185	0	2,185
CDX.IG-9 5-Year Index 30-100%	GST	0.695%	12/20/2012	14,081	112	0	112
CDX.IG-9 5-Year Index 30-100%	GST	0.705%	12/20/2012	21,894	178	0	178
CDX.IG-9 5-Year Index 30-100%	MYC	0.711%	12/20/2012	385,799	3,160	0	3,160
CDX.IG-9 5-Year Index 30-100%	MYC	0.771%	12/20/2012	183,255	1,640	0	1,640
CDX.IG-9 10-Year Index 30-100%	GST	0.507%	12/20/2017	241,125	543	0	543
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	62,017	284	0	284
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017	144,675	347	0	347
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	130,979	638	0	638
CDX.IG-10 5-Year Index 30-100%	BOA	0.461%	06/20/2013	241,125	1,653	0	1,653
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	132,136	1,065	0	1,065
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013	163,579	1,125	0	1,125
CDX.IG-16 5-Year Index	BOA	1.000%	06/20/2016	1,526,600	(23,693)	6,576	(30,269)
CDX.IG-16 5-Year Index	BPS	1.000%	06/20/2016	4,940,700	(76,681)	16,623	(93,304)
MCDX-14 5-Year Index	GST	1.000%	06/20/2015	100,000	(2,370)	(4,866)	2,496
MCDX-15 5-Year Index	CBK	1.000%	12/20/2015	28,100	(844)	(1,092)	248
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	25,000	(751)	(980)	229

MCDX-15 5-Year Index	GST	1.000%	12/20/2015	25,000	(751)	(972)	221
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015	21,900	(658)	(866)	208
MCDX-15 10-Year Index	CBK	1.000%	12/20/2020	25,000	(1,759)	(1,424)	(335)
MCDX-15 10-Year Index	GST	1.000%	12/20/2020	25,000	(1,759)	(1,424)	(335)
MCDX-16 5-Year Index	DUB	1.000%	06/20/2016	25,000	(927)	(214)	(713)

					$209,301	$664,256	$(454,955)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date(6)	Counterparty		Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value		Premiums Paid/(Received)		Unrealized (Depreciation)
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	BRC	AUD	250,000	USD	268,838	$	(23,892)	$	(20,250)	$	(3,642)
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	FBF		50,000		53,767		(4,778)		(4,050)		(728)

								$	(28,670)	$	(24,300)	$	(4,370)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2013	FBF		$7,000,000	$	23,745	$(4,800)	$28,545
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2013	MYC		10,464,100		35,497	(9,633)	45,130
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2013	RYL		2,000,000		6,784	(3,007)	9,791
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2014	GLM		679,000		1,537	(2,899)	4,436
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	09/19/2014	BOA		4,000,000		49,369	(320)	49,689
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	09/19/2014	BPS		6,360,500		78,503	9,450	69,053
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	09/19/2014	CBK		1,000,000		12,342	1,200	11,142
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	09/19/2014	DUB		1,000,000		12,342	469	11,873
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	09/19/2014	GLM		3,000,000		37,027	1,850	35,177
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UAG	BRL	78,100		(609)	(1,417)	808
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		13,800		57	0	57
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BRC		25,600		186	36	150
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GLM		78,100		552	109	443
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HUS		81,600		899	353	546
Pay	1-Year BRL-CDI	11.360%	01/02/2012	BOA		66,100		647	134	513
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UAG		8,800		46	(2)	48
Pay	1-Year BRL-CDI	11.760%	01/02/2012	FBF		43,700		448	212	236
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RYL		78,400		632	147	485
Pay	1-Year BRL-CDI	12.140%	01/02/2012	RBC		50,000		375	0	375
Pay	1-Year BRL-CDI	14.765%	01/02/2012	BOA		1,800		106	15	91
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HUS		8,300		489	55	434
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS		1,190,200		519	(1,122)	1,641
Pay	1-Year BRL-CDI	10.455%	01/02/2013	MYC		1,574,100		844	(632)	1,476
Pay	1-Year BRL-CDI	10.605%	01/02/2013	UAG		321,100		475	0	475
Pay	1-Year BRL-CDI	11.510%	01/02/2013	HUS		444,600		2,889	(850)	3,739
Pay	1-Year BRL-CDI	11.850%	01/02/2013	UAG		313,200		2,542	0	2,542
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		491,200		7,685	37	7,648
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		265,200		3,880	(193)	4,073
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		896,000		14,411	267	14,144
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		450,900		7,252	810	6,442
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		3,305,900		51,072	3,310	47,762
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BRC		453,900		7,016	954	6,062
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GLM		548,000		8,922	(788)	9,710
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RYL		404,300		4,857	189	4,668
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		650,700		7,927	363	7,564
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		43,600		740	68	672
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		345,100		4,896	625	4,271
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		403,000		7,397	356	7,041
Pay	1-Year BRL-CDI	12.075%	01/02/2013	BOA		221,000		2,290	(558)	2,848
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		709,400		13,972	1,426	12,546
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		836,000		16,563	658	15,905
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BRC		877,000		18,554	897	17,657
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HUS		1,632,400		35,016	4,177	30,839
Pay	1-Year BRL-CDI	12.425%	01/02/2013	BPS		306,000		3,524	1,418	2,106
Pay	1-Year BRL-CDI	12.455%	01/02/2013	BRC		116,200		1,383	57	1,326
Pay	1-Year BRL-CDI	12.465%	01/02/2013	HUS		500,000		5,989	(15)	6,004
Pay	1-Year BRL-CDI	12.480%	01/02/2013	FBF		3,044,800		58,393	7,519	50,874
Pay	1-Year BRL-CDI	12.500%	01/02/2013	MYC		1,986,200		24,281	2,914	21,367
Pay	1-Year BRL-CDI	12.550%	01/02/2013	RYL		264,500		5,473	1,335	4,138
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MYC		536,400		10,939	1,825	9,114
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		981,200		(974)	(2,539)	1,565
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		2,339,700		(1,185)	(5,121)	3,936
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		1,030,200		1,284	(560)	1,844
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		156,300		282	103	179
Pay	1-Year BRL-CDI	10.870%	01/02/2014	JPM		164,000		356	0	356
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS		346,800		1,060	421	639
Pay	1-Year BRL-CDI	11.530%	01/02/2014	HUS		674,100		5,578	(149)	5,727
Pay	1-Year BRL-CDI	11.670%	01/02/2014	MYC		881,500		7,804	(253)	8,057
Pay	1-Year BRL-CDI	11.760%	01/02/2014	UAG		127,400		1,232	31	1,201
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		277,800		3,958	(31)	3,989
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BRC		444,900		8,107	1,893	6,214
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BPS		227,500		4,649	0	4,649
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		258,700		5,690	(60)	5,750
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UAG		442,800		10,161	424	9,737
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MYC		583,600		15,689	2,018	13,671
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HUS		973,700		26,580	2,096	24,484
Pay	1-Year BRL-CDI	12.540%	01/02/2014	MYC		316,600		5,228	(228)	5,456
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GLM		1,514,500		43,728	5,080	38,648
Pay	3-Month USD-LIBOR	3.000%	10/13/2021	BOA		$234,900		19,377	11,322	8,055

Pay	3-Month USD-LIBOR	3.000%	10/13/2021	BRC		736,000	60,714	44,791	15,923
Pay	3-Month USD-LIBOR	3.000%	10/13/2021	FBF		300,000	24,748	19,890	4,858
Pay	3-Month USD-LIBOR	3.000%	10/13/2021	GLM		400,000	32,997	27,360	5,637
Pay	3-Month USD-LIBOR	3.000%	10/13/2021	JPM		94,400	7,787	5,211	2,576
Pay	3-Month USD-LIBOR	3.000%	10/13/2021	MYC		2,397,000	197,734	131,111	66,623
Pay	3-Month USD-LIBOR	2.000%	12/21/2021	BOA		403,400	(5,911)	(1,888)	(4,023)
Pay	3-Month USD-LIBOR	2.000%	12/21/2021	GLM		401,800	(5,888)	(1,647)	(4,241)
Pay	3-Month USD-LIBOR	2.000%	12/21/2021	JPM		305,300	(4,474)	(1,420)	(3,054)
Pay	3-Month USD-LIBOR	2.000%	12/21/2021	MYC		414,500	(6,074)	(1,927)	(4,147)
Pay	3-Month USD-LIBOR	3.250%	12/21/2021	CBK		67,500	6,748	6,664	84
Pay	3-Month USD-LIBOR	3.250%	12/21/2021	GLM		31,700	3,169	3,117	52
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BRC		32,300	(10,994)	727	(11,721)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CBK		958,400	(326,215)	25,448	(351,663)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	DUB		606,900	(206,573)	12,967	(219,540)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	FBF		391,800	(133,359)	14,819	(148,178)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GLM		26,000	(8,850)	520	(9,370)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	HUS		532,600	(181,284)	14,464	(195,748)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	JPM		471,400	(160,453)	10,085	(170,538)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RYL		1,084,500	(369,137)	33,594	(402,731)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	BRC		200,000	(54,072)	(40,500)	(13,572)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	CBK		753,400	(203,687)	(45,888)	(157,799)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	DUB		26,600	(7,191)	(106)	(7,085)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	JPM		250,000	(67,590)	(48,900)	(18,690)
Receive	3-Month USD-LIBOR	4.000%	12/21/2041	RYL		182,200	(49,260)	364	(49,624)
Pay	6-Month AUD Bank Bill	5.000%	06/15/2017	CBK	AUD	296,000	4,682	2,965	1,717
Pay	6-Month AUD Bank Bill	5.000%	06/15/2017	DUB		317,600	5,024	2,499	2,525
Pay	6-Month AUD Bank Bill	5.000%	06/15/2017	RYL		149,000	2,357	1,194	1,163
Pay	6-Month AUD Bank Bill	5.250%	06/15/2022	GLM		100,000	2,174	1,486	688
Pay	6-Month EUR-EURIBOR	1.750%	09/18/2014	FBF	EUR	1,340,100	(197)	(668)	471
Pay	6-Month EUR-EURIBOR	2.500%	09/21/2018	BRC		204,300	4,154	(3,430)	7,584
Pay	6-Month EUR-EURIBOR	2.500%	09/21/2018	MYC		240,000	4,879	(1,686)	6,565
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2021	BOA		720,300	39,602	9,164	30,438
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2021	BRC		952,700	52,380	10,694	41,686
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2021	CBK		18,700	1,084	1,086	(2)
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2021	DUB		1,219,400	67,044	12,445	54,599
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2021	MYC		280,000	15,395	1,612	13,783
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	BOA		105,200	12,051	(1,701)	13,752
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	BRC		2,584,800	296,152	45,448	250,704
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	DUB		379,900	43,520	4,565	38,955
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	FBF		367,400	42,088	(869)	42,957
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	GLM		1,646,400	188,604	(18,437)	207,041
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	HUS		796,700	91,266	10,982	80,284
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	MYC		1,493,200	171,055	(7,309)	178,364
Pay	6-Month EUR-EURIBOR	3.650%	09/21/2021	CBK		290,700	38,501	2,070	36,431
Pay	6-Month EUR-EURIBOR	3.650%	09/21/2021	MYC		630,200	83,456	3,108	80,348
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2022	CBK		110,800	(1,569)	(120)	(1,449)
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2022	GLM		247,500	(3,503)	(267)	(3,236)
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2022	UAG		168,300	(2,382)	(182)	(2,200)
Pay	6-Month EUR-EURIBOR	3.000%	03/21/2022	BPS		809,400	36,092	9,057	27,035
Pay	6-Month EUR-EURIBOR	3.000%	03/21/2022	BRC		500,000	22,295	5,887	16,408
Pay	6-Month EUR-EURIBOR	3.000%	03/21/2022	DUB		804,700	35,882	8,876	27,006
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	BRC	GBP	152,800	5,536	2,722	2,814
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	GLM		191,600	6,941	1,344	5,597
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	HUS		1,218,200	44,135	14,008	30,127
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	UAG		157,000	5,688	1,827	3,861
Pay	6-Month GBP-LIBOR	3.250%	03/21/2022	BRC		200,000	14,148	6,263	7,885
Pay	6-Month GBP-LIBOR	3.250%	03/21/2022	HUS		565,000	39,969	12,425	27,544
Pay	6-Month GBP-LIBOR	3.250%	03/21/2022	UAG		235,000	16,624	5,367	11,257
Pay	6-Month GBP-LIBOR	2.500%	06/20/2022	BOA		250,000	(11,149)	(11,210)	61
Pay	6-Month GBP-LIBOR	2.500%	06/20/2022	BRC		500,000	(20,977)	(11,750)	(9,227)
Pay	6-Month GBP-LIBOR	2.500%	06/20/2022	MYC		750,000	(31,465)	(16,561)	(14,904)
Pay	6-Month GBP-LIBOR	3.500%	06/20/2042	HUS		500,000	11,250	19,775	(8,525)
Pay	28-Day MXN TIIE	8.000%	02/17/2014	BRC	MXN	300,000	1,514	0	1,514
Pay	28-Day MXN TIIE	8.000%	02/17/2014	JPM		440,000	2,220	28	2,192
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BRC		1,565,679	7,350	756	6,594
Pay	28-Day MXN TIIE	5.600%	09/06/2016	HUS		2,475,000	(1,411)	279	(1,690)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	MYC		2,098,700	(1,189)	852	(2,041)
Pay	28-Day MXN TIIE	6.350%	06/02/2021	MYC		770,500	(1,821)	179	(2,000)
Pay	28-Day MXN TIIE	6.650%	06/02/2021	BRC		800,000	(606)	555	(1,161)
Pay	28-Day MXN TIIE	6.650%	06/02/2021	MYC		400,000	(303)	298	(601)

							$620,704	$365,928	$254,776

(p)	Purchased options outstanding on September 30, 2011:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$3,435,700	$13,558	$23,638

(q)	Written options outstanding on September 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar March Futures	$99.000	03/19/2012	33,197	$26,449	$(7,143)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount			Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013	$		3,725,700	$18,442	$(3,804)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013			7,724,000	27,069	(27,701)
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012			7,246,000	9,310	(19,734)
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013			17,652,600	82,913	(28,862)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.650%	11/14/2011			3,251,600	6,666	(985)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012			3,745,900	21,371	(4,636)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.800%	09/15/2014			10,000,000	59,889	(56,426)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.350%	02/13/2012			9,642,000	11,134	(25,316)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.000%	04/30/2012			6,871,400	13,743	(1,294)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012			4,179,200	15,776	(2,461)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012			2,727,900	22,858	(1,846)
Put - OTC 2-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	0.450%	02/13/2012			4,628,000	10,834	(21,523)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012			270,100	1,840	(183)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013			2,627,000	18,541	(19,904)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.740%	08/09/2012			1,000,000	3,675	(4,066)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012			2,454,400	14,563	(1,661)
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.600%	08/13/2012			4,880,000	17,774	(26,643)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012			3,258,000	11,454	(17,788)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012			1,211,300	7,488	(820)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.600%	08/13/2012			1,000,000	4,470	(5,460)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012			11,224,600	88,302	(7,596)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013			4,628,000	35,685	(35,065)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012			3,564,800	36,619	(1,624)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012			1,414,800	12,651	(645)
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012			2,883,600	31,346	(1,314)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012			1,572,700	16,326	(911)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012			1,986,800	21,576	(905)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012			6,170,000	41,223	(46,633)
Put - OTC 3-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	3.000%	06/18/2012			41,200	261	(19)
Put - OTC 3-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.700%	02/13/2012			4,628,000	24,128	(31,053)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012			3,774,400	38,574	(1,720)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012			2,034,000	19,933	(1,179)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012			5,683,300	48,236	(2,589)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012			1,915,300	47,353	(2,960)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012			3,173,400	44,276	(42,430)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.700%	08/13/2012			3,258,000	53,122	(43,561)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012			892,200	16,216	(11,929)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012			668,500	16,786	(1,033)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012			5,501,100	78,758	(73,552)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	10.000%	07/10/2012			750,000	4,662	(1)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012			360,000	2,448	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	10.000%	01/13/2016			1,250,000	13,437	(7,161)
Put - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.750%	11/14/2011			1,127,900	15,650	(9)
Put - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	10.000%	01/13/2016			246,500	2,416	(1,412)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012			340,000	2,261	0
Put - OTC 10-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	10.000%	07/10/2012			182,000	1,256	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011			1,901,500	19,015	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011			1,266,300	6,585	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012			1,995,300	12,243	(2)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	01/13/2016			1,000,000	11,650	(5,729)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.750%	11/14/2011			1,258,300	17,427	(11)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012			719,000	4,889	(1)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	01/13/2016			1,753,500	20,516	(10,045)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014		EUR	81,000	619	(32)

									$1,186,255	$(602,234)

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-16 5-Year Index	BOA	Buy	0.850%	12/21/2011	$1,440,600	$ 1,815	$(752)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.200%	12/21/2011	556,700	2,366	(7,778)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.800%	12/21/2011	1,102,900	5,554	(5,666)
Call - OTC CDX.IG-16 5-Year Index	BPS	Buy	0.850%	12/21/2011	2,648,500	2,962	(1,383)
Put - OTC CDX.IG-16 5-Year Index	BPS	Sell	1.200%	12/21/2011	629,500	2,707	(8,796)
Call - OTC CDX.IG-16 5-Year Index	DUB	Buy	0.820%	12/21/2011	640,700	881	(261)
Call - OTC CDX.IG-16 5-Year Index	FBF	Buy	0.820%	12/21/2011	659,300	923	(269)
Call - OTC CDX.IG-16 5-Year Index	FBF	Buy	0.850%	12/21/2011	1,463,200	1,720	(764)
Call - OTC CDX.IG-16 5-Year Index	GST	Buy	0.850%	12/21/2011	172,300	138	(90)
Call - OTC CDX.IG-16 5-Year Index	JPM	Buy	0.800%	12/21/2011	476,200	548	(163)
Call - OTC CDX.IG-16 5-Year Index	JPM	Buy	0.840%	12/21/2011	761,300	952	(366)
Call - OTC CDX.IG-16 5-Year Index	JPM	Buy	0.850%	12/21/2011	194,800	199	(102)
Call - OTC CDX.IG-16 5-Year Index	MYC	Buy	0.800%	12/21/2011	1,218,700	1,476	(417)
Call - OTC CDX.IG-16 5-Year Index	MYC	Buy	0.850%	12/21/2011	620,400	621	(324)
Call - OTC CDX.IG-16 5-Year Index	MYC	Buy	1.000%	12/21/2011	1,196,500	2,605	(1,732)
Put - OTC CDX.IG-16 5-Year Index	MYC	Sell	1.500%	12/21/2011	1,196,500	9,239	(9,911)
Call - OTC CDX.IG-16 5-Year Index	UAG	Buy	0.850%	12/21/2011	329,800	371	(172)
Put - OTC CDX.IG-16 5-Year Index	UAG	Sell	1.200%	12/21/2011	189,800	892	(2,652)

						$ 35,969	$ (41,598)

Straddle Options
Description	Counterparty	Exercise Level(7)	Expiration Date	Notional Amount	Premium(7)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GLM	0.000%	10/11/2011	$1,634,000	$8,628	$ (6,104)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	1,518,000	7,712	(5,671)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	10/11/2011	7,499,700	83,843	(76,179)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	11/14/2011	4,079,100	44,366	(42,425)

					$144,549	$ (130,379)

(7)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation - Floor Options
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,757,700	$14,866	$(5,923)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	4,179,400	37,277	(14,820)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	483,000	6,231	(1,912)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	631,100	4,733	(3,478)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	486,300	4,766	(2,852)

						$ 67,873	$(28,985)

Transactions in written call and put options for the period ended September 30, 2011:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Balance at 03/31/2011	148,936	$90,627,900	EUR 81,000	$886,675
Sales	195,418	182,131,100	0	1,111,799
Closing Buys	(311,157)	(46,011,900)	0	(476,766)
Expirations	0	(420,500)	0	(2,024)
Exercised	0	(11,300,500)	0	(58,589)

Balance at 09/30/2011	33,197	$215,026,100	EUR 81,000	$1,461,095

(r)	Restricted securities as of September 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
American International Group, Inc.	4.500%	12/20/2017	10/04/2010	$57,000	$66,221	0.03%
Chambers Descendants Trust	12.000%	08/15/2018	02/19/2010- 11/29/2010	104,898	105,883	0.04%
Continental Airlines, Inc.	6.920%	04/02/2013	10/21/2010	3,181	3,169	0.00%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	175	145	0.00%
Goldman Sachs Group, Inc.	2.045%	08/12/2015	12/01/2009	70,229	60,752	0.03%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	1,147	2,958	0.00%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	12/11/2008	81	98	0.00%
Royal Bank of Scotland Group PLC	1.999%	03/30/2015	01/06/2011 - 07/05/2011	30,667	28,158	0.01%
Santander UK PLC	1.840%	08/28/2017	03/31/2011	87,729	83,558	0.04%
SLM Corp.	4.800%	02/13/2014	03/12/2010	9,114	9,437	0.00%

				$364,221	$360,379	0.15%

(s)	Short sales outstanding on September 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value(8)
Fannie Mae	3.500%	10/01/2041	$2,279,550	$2,309,057	$(2,344,020)
Fannie Mae	5.500%	10/01/2041	1,105,800	1,203,778	(1,200,139)
Fannie Mae	5.500%	11/01/2041	480,075	519,396	(520,132)
Freddie Mac	5.500%	10/01/2041	12,100	13,183	(13,088)
Freddie Mac	5.500%	11/01/2041	24,000	25,879	(25,917)
Ginnie Mae	6.000%	10/01/2041	2,300	2,584	(2,564)
U.S. Treasury Notes	1.000%	08/31/2016	420	421	(421)

				$4,074,291	$(4,106,281)

(8)	Market value includes $4 of interest payable on short sales.

(t)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	984,837	10/2011	JPM	$13,903	$0	$13,903
Sell	BRL	832,981	11/2011	BRC	18,211	(318)	17,893
Sell		1,846,358	11/2011	HUS	85,740	(1,615)	84,125
Sell		879,401	11/2011	JPM	65,257	0	65,257
Sell		611,306	11/2011	MSC	12,354	(1,049)	11,305
Sell		2,079,309	11/2011	UAG	108,100	(1,927)	106,173
Sell	CAD	42,622	10/2011	DUB	730	0	730
Sell		609	10/2011	FBL	12	0	12
Sell		84,121	10/2011	UAG	1,630	0	1,630
Sell		88,000	11/2011	BRC	3,010	0	3,010
Sell		432,574	11/2011	CBK	6,906	0	6,906
Sell		285,894	11/2011	DUB	15,283	0	15,283
Sell		570,564	11/2011	GST	7,590	0	7,590
Sell		563,915	11/2011	JPM	27,184	0	27,184
Sell		1,562,823	11/2011	MSC	79,191	0	79,191
Sell		2,086,310	11/2011	RBC	97,766	0	97,766
Sell		71,923	11/2011	UAG	3,044	0	3,044
Sell	CHF	22,593	10/2011	CBK	3,839	0	3,839
Sell		105,127	10/2011	FBL	17,866	0	17,866
Sell		32,667	10/2011	RBC	5,546	0	5,546
Sell		23,552	10/2011	RYL	3,992	0	3,992
Buy		39,715	10/2011	UAG	0	(964)	(964)
Buy	CNY	115,904	11/2011	BRC	166	0	166
Buy		1,131,130	11/2011	CBK	2,220	(4)	2,216
Buy		85,350	11/2011	HUS	57	0	57
Buy		679,898	11/2011	JPM	1,151	0	1,151
Buy		48,570	11/2011	RYL	91	0	91
Buy		55,863	02/2012	BRC	0	(12)	(12)
Buy		359,078	02/2012	CBK	390	0	390
Buy		1,052,508	02/2012	HUS	637	(23)	614
Buy		508,661	02/2012	JPM	181	(72)	109
Buy		200,000	02/2012	SOG	277	0	277
Buy		1,205,010	06/2012	BRC	131	(276)	(145)
Buy		1,661,984	06/2012	CBK	0	(1,504)	(1,504)
Buy		1,316,681	06/2012	DUB	0	(2,508)	(2,508)
Buy		404,910	06/2012	GST	0	(233)	(233)

Buy		5,683,133	06/2012	HUS	160	(3,376)	(3,216)
Sell		411,398	06/2012	HUS	665	0	665
Buy		5,936,763	06/2012	JPM	455	(4,761)	(4,306)
Buy		1,537,909	06/2012	MSC	11	(558)	(547)
Buy		1,064,690	06/2012	RYL	53	(73)	(20)
Buy		1,462,000	06/2012	SOG	0	(1,739)	(1,739)
Buy		170,562	02/2013	CBK	0	(331)	(331)
Buy		573,579	02/2013	GST	0	(1,677)	(1,677)
Buy		150,000	02/2013	JPM	0	(471)	(471)
Buy		406,493	02/2013	UAG	0	(1,168)	(1,168)
Buy		61,799	08/2013	GST	0	(305)	(305)
Buy		66,994	04/2014	JPM	0	(477)	(477)
Buy		217,371	04/2014	RYL	0	(1,609)	(1,609)
Buy	EUR	99,822	10/2011	BOA	0	(8,790)	(8,790)
Sell		109,137	10/2011	BPS	5,604	0	5,604
Buy		383,794	10/2011	BRC	0	(38,855)	(38,855)
Sell		2,843,585	10/2011	BRC	187,773	0	187,773
Buy		140,940	10/2011	CBK	0	(6,882)	(6,882)
Sell		3,882,465	10/2011	CBK	265,560	0	265,560
Buy		70,689	10/2011	DUB	0	(7,333)	(7,333)
Sell		3,634,834	10/2011	DUB	289,403	0	289,403
Buy		254,141	10/2011	FBL	0	(18,313)	(18,313)
Sell		274,081	10/2011	FBL	15,527	0	15,527
Sell		185,521	10/2011	GST	6,253	0	6,253
Buy		17,818	10/2011	HUS	0	(1,788)	(1,788)
Buy		133,056	10/2011	JPM	0	(12,113)	(12,113)
Sell		340,897	10/2011	JPM	17,301	0	17,301
Sell		889,483	10/2011	MSC	47,943	0	47,943
Buy		251,629	10/2011	RBC	0	(23,195)	(23,195)
Sell		86,126	10/2011	RBC	2,409	0	2,409
Buy		87,918	10/2011	RYL	0	(7,230)	(7,230)
Sell		59,405	10/2011	RYL	4,780	0	4,780
Buy		17,452	10/2011	UAG	0	(1,508)	(1,508)
Sell		3,117	10/2011	UAG	318	0	318
Sell		40,700	11/2011	JPM	828	0	828
Sell	GBP	650,013	10/2011	JPM	27,113	0	27,113
Buy		5,544	10/2011	RBC	0	(13)	(13)
Sell		549,881	10/2011	RBC	22,940	0	22,940
Buy		6,963	11/2011	JPM	0	(29)	(29)
Buy		28,153	12/2011	CBK	4	(100)	(96)
Sell		6,618	12/2011	CBK	286	0	286
Buy		3,998	12/2011	GST	32	0	32
Sell		575,203	12/2011	JPM	20,570	0	20,570
Buy		6,472	12/2011	MSC	0	(49)	(49)
Sell		5,544	12/2011	RBC	13	0	13
Sell		665,271	12/2011	UAG	24,783	0	24,783
Sell	HKD	426,528	12/2011	DUB	0	(32)	(32)
Sell	IDR	1,214,880,000	10/2011	BRC	2,177	(140)	2,037
Buy		328,464,700	10/2011	CBK	99	0	99
Sell		961,911,080	10/2011	CBK	732	0	732
Buy		3,320,997,225	10/2011	DUB	479	(18,655)	(18,176)
Sell		1,336,750,000	10/2011	DUB	5,239	0	5,239
Sell		1,901,404,000	10/2011	HUS	2,291	0	2,291
Buy		323,962,757	10/2011	JPM	0	(2,587)	(2,587)
Sell		1,548,400,000	10/2011	JPM	2,746	(428)	2,318
Buy		1,796,589,481	10/2011	RYL	450	(574)	(124)
Sell		737,741,000	10/2011	UAG	2,308	0	2,308
Buy		282,394,247	01/2012	BOA	0	(1,423)	(1,423)
Buy		570,606,523	01/2012	CBK	0	(2,915)	(2,915)
Buy		137,784,000	01/2012	DUB	0	(1,410)	(1,410)
Buy		141,040,000	01/2012	HUS	0	(1,294)	(1,294)
Buy		704,009,859	01/2012	JPM	0	(4,986)	(4,986)
Buy		53,457,179	01/2012	UAG	0	(473)	(473)
Buy		3,592,626,112	07/2012	HUS	0	(33,798)	(33,798)
Buy	INR	6,067,042	11/2011	BRC	0	(10,307)	(10,307)
Sell		5,696,604	11/2011	BRC	4,481	0	4,481
Buy		6,812,046	11/2011	CBK	0	(15,828)	(15,828)
Sell		5,086,371	11/2011	CBK	2,449	0	2,449
Buy		3,135,280	11/2011	DUB	0	(7,151)	(7,151)
Sell		1,377,120	11/2011	GST	816	0	816
Buy		7,200,000	11/2011	HUS	0	(11,593)	(11,593)
Sell		2,020,612	11/2011	HUS	1,180	0	1,180
Buy		5,894,312	11/2011	JPM	0	(10,119)	(10,119)
Sell		6,079,875	11/2011	JPM	2,776	0	2,776

Sell		2,426,000	11/2011	MSC	1,230	0	1,230
Buy		2,500,000	07/2012	BRC	0	(4,487)	(4,487)
Buy		8,500,000	07/2012	CBK	0	(17,982)	(17,982)
Buy		3,562,653	07/2012	JPM	0	(6,501)	(6,501)
Buy		2,222,291	07/2012	UAG	0	(4,282)	(4,282)
Sell	JPY	62,055,000	10/2011	BOA	0	(20,256)	(20,256)
Buy		68,550,000	10/2011	BPS	8,415	0	8,415
Sell		69,846,011	10/2011	BRC	0	(10,861)	(10,861)
Buy		7,333,125	10/2011	CBK	416	(648)	(232)
Sell		441,382,731	10/2011	CBK	0	(209,406)	(209,406)
Sell		284,437,400	10/2011	DUB	0	(124,163)	(124,163)
Buy		5,548,895	10/2011	FBL	0	(599)	(599)
Sell		4,834,376	10/2011	FBL	0	(1,299)	(1,299)
Sell		250,626,183	10/2011	JPM	115	(76,031)	(75,916)
Buy		51,352	10/2011	RBC	0	(4)	(4)
Sell		2,048,779	10/2011	RBC	166	0	166
Sell		215,463,290	10/2011	UAG	26	(77,890)	(77,864)
Sell		7,921,000	11/2011	BOA	0	(125)	(125)
Sell		45,854,000	11/2011	BRC	2,172	(156)	2,016
Sell		279,905,000	11/2011	CBK	5,491	(3,595)	1,896
Sell		129,668,000	11/2011	DUB	7,457	(345)	7,112
Sell		157,940,000	11/2011	JPM	10,109	0	10,109
Sell		12,672,000	11/2011	UAG	0	(125)	(125)
Buy	KRW	23,029,832	11/2011	CBK	0	(1,761)	(1,761)
Sell		48,928,950	11/2011	CBK	3,124	0	3,124
Buy		273,973,405	11/2011	DUB	0	(29,892)	(29,892)
Sell		1,253,263,244	11/2011	FBL	58,743	0	58,743
Buy		1,089,358,886	11/2011	JPM	0	(106,546)	(106,546)
Sell		600,792,950	11/2011	JPM	21,160	0	21,160
Sell		84,197,305	11/2011	MSC	3,388	0	3,388
Sell		139,209,480	11/2011	UAG	4,818	0	4,818
Buy		1,342,771,320	02/2012	UAG	0	(140,096)	(140,096)
Buy	MXN	3,721,812	11/2011	BRC	0	(41,901)	(41,901)
Sell		1,674,062	11/2011	BRC	4,817	0	4,817
Buy		8,582,832	11/2011	CBK	0	(99,848)	(99,848)
Sell		545,504	11/2011	CBK	2,221	0	2,221
Buy		4,861	11/2011	DUB	0	(64)	(64)
Buy		11,504,549	11/2011	HUS	0	(132,773)	(132,773)
Sell		6,714,109	11/2011	HUS	28,928	(150)	28,778
Buy		103,178	11/2011	JPM	0	(1,129)	(1,129)
Sell		1,018,788	11/2011	JPM	1,860	0	1,860
Buy		5,392,528	11/2011	MSC	0	(67,236)	(67,236)
Sell		5,645,386	11/2011	MSC	13,945	(33)	13,912
Buy		3,429,716	11/2011	UAG	0	(38,903)	(38,903)
Sell		13,400,218	11/2011	UAG	26,994	(302)	26,692
Buy	MYR	234,977	11/2011	BRC	0	(6,536)	(6,536)
Sell		619,009	11/2011	BRC	5,225	0	5,225
Sell		135,538	11/2011	CBK	422	0	422
Sell		49,651	11/2011	HUS	285	0	285
Sell		63,301	11/2011	JPM	748	0	748
Buy		434,998	04/2012	CBK	0	(12,419)	(12,419)
Buy		368,285	04/2012	DUB	0	(9,994)	(9,994)
Buy		286,067	04/2012	JPM	0	(6,095)	(6,095)
Buy		210,300	04/2012	UAG	0	(4,390)	(4,390)
Buy	PHP	3,379,647	11/2011	BRC	718	0	718
Sell		9,662,050	11/2011	BRC	378	(176)	202
Buy		8,994,336	11/2011	CBK	828	(1,257)	(429)
Sell		29,010,224	11/2011	CBK	5,129	(71)	5,058
Buy		1,356,740	11/2011	DUB	64	0	64
Buy		1,313,208	11/2011	GST	0	(26)	(26)
Sell		2,033,766	11/2011	HUS	235	0	235
Buy		4,031,282	11/2011	JPM	412	(506)	(94)
Sell		3,710,726	11/2011	JPM	362	(26)	336
Sell		1,543,500	03/2012	BRC	13	0	13
Buy		19,073,909	03/2012	CBK	0	(6,056)	(6,056)
Buy		2,543,669	03/2012	HUS	0	(799)	(799)
Buy		18,086,543	03/2012	JPM	0	(5,404)	(5,404)
Sell		2,330,764	03/2012	JPM	367	0	367
Buy		1,393,746	03/2012	MSC	0	(414)	(414)
Buy	SEK	1,530	10/2011	UAG	0	(5)	(5)
Buy	SGD	350,000	12/2011	BPS	0	(22,325)	(22,325)
Sell		53,412	12/2011	BRC	1,957	0	1,957
Buy		228,801	12/2011	CBK	0	(11,682)	(11,682)
Sell		171,234	12/2011	CBK	3,061	0	3,061

Buy		48,668	12/2011	DUB	0	(3,176)	(3,176)
Sell		156,596	12/2011	DUB	5,254	0	5,254
Sell		19,177	12/2011	FBL	736	0	736
Sell		22,891	12/2011	GST	896	0	896
Sell		145,213	12/2011	HUS	3,658	0	3,658
Buy		89,819	12/2011	JPM	0	(5,814)	(5,814)
Sell		124,770	12/2011	JPM	4,591	0	4,591
Buy		200,000	12/2011	MSC	0	(12,757)	(12,757)
Buy		352,121	12/2011	RYL	0	(22,086)	(22,086)
Buy		712,281	12/2011	UAG	0	(45,949)	(45,949)
Sell		609,616	12/2011	UAG	14,839	0	14,839
Sell	TRY	49,015	10/2011	BRC	253	0	253
Buy		155,913	10/2011	CBK	0	(10,853)	(10,853)
Sell		46,286	10/2011	CBK	186	0	186
Sell		49,216	10/2011	DUB	915	0	915
Sell		407,919	10/2011	HUS	6,213	0	6,213
Buy		650,782	10/2011	JPM	0	(39,293)	(39,293)
Sell		314,153	10/2011	JPM	3,982	0	3,982
Sell		92,642	10/2011	MSC	334	0	334
Buy		482,940	10/2011	UAG	0	(30,887)	(30,887)
Sell		30,920	10/2011	UAG	624	0	624
Buy	TWD	889,949	01/2012	BRC	0	(1,945)	(1,945)
Buy		2,000,000	01/2012	CBK	0	(4,282)	(4,282)
Buy		440,000	01/2012	GST	0	(942)	(942)
Buy		430,000	01/2012	HUS	0	(918)	(918)
Sell		2,234,250	01/2012	HUS	1,894	0	1,894
Buy		121,567	01/2012	JPM	0	(256)	(256)
Buy		600,000	01/2012	RYL	0	(1,292)	(1,292)
Sell	ZAR	240,471	10/2011	BRC	1,287	(364)	923
Buy		971,743	10/2011	DUB	0	(19,627)	(19,627)
Buy		1,567,075	10/2011	HUS	0	(34,597)	(34,597)
Sell		1,952,730	10/2011	HUS	14,212	0	14,212
Sell		1,600,807	10/2011	JPM	8,806	(1,363)	7,443
Buy		1,078,969	10/2011	RYL	0	(21,637)	(21,637)
Buy		1,865,087	10/2011	UAG	0	(43,275)	(43,275)
Sell		767,703	10/2011	UAG	5,257	0	5,257
Buy		481,112	01/2012	JPM	0	(7,305)	(7,305)

					$1,851,198	$(1,893,149)	$(41,951)

(u)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2011
Investments, at value
Bank Loan Obligations	$0	$1,219,251	$137,296	$1,356,547
Corporate Bonds & Notes
Banking & Finance	26,769	56,553,993	96,618	56,677,380
Industrials	0	11,725,720	143,863	11,869,583
Utilities	0	4,537,127	1,057	4,538,184
Convertible Bonds & Notes
Banking & Finance	0	33,504	0	33,504
Industrials	0	172,699	0	172,699
Municipal Bonds & Notes
Alabama	0	1,219	0	1,219
Arizona	0	33,607	0	33,607
Arkansas	0	1,305	0	1,305
California	0	3,964,851	0	3,964,851
Colorado	0	59,652	0	59,652
Connecticut	0	180	0	180
District of Columbia	0	120,304	0	120,304
Florida	0	102,903	0	102,903
Georgia	0	122,782	0	122,782
Illinois	0	1,420,139	0	1,420,139
Indiana	0	67,282	0	67,282
Iowa	0	81,947	0	81,947
Kansas	0	403	0	403
Louisiana	0	109,234	0	109,234
Massachusetts	0	90,918	0	90,918
Michigan	0	62,863	0	62,863
Minnesota	0	1,151	0	1,151
Mississippi	0	11,635	0	11,635
Missouri	0	1,871	0	1,871

Nebraska	0	52,953	0	52,953
Nevada	0	413,986	0	413,986
New Jersey	0	495,606	0	495,606
New York	0	1,376,546	0	1,376,546
North Carolina	0	49,871	0	49,871
North Dakota	0	5,205	0	5,205
Ohio	0	828,838	80,923	909,761
Oregon	0	37,497	0	37,497
Pennsylvania	0	121,037	0	121,037
Puerto Rico	0	12,594	0	12,594
Rhode Island	0	7,186	0	7,186
South Carolina	0	374	0	374
South Dakota	0	1,516	0	1,516
Tennessee	0	1,248	0	1,248
Texas	0	509,008	0	509,008
Utah	0	7,406	0	7,406
Virginia	0	6,640	0	6,640
Washington	0	40,503	0	40,503
West Virginia	0	120,042	0	120,042
Wisconsin	0	2,504	0	2,504
U.S. Government Agencies	5,727	86,314,575	191,569	86,511,871
U.S. Treasury Obligations	0	36,217,127	0	36,217,127
Mortgage-Backed Securities	0	15,462,276	418,188	15,880,464
Asset-Backed Securities	0	3,607,289	377,842	3,985,131
Sovereign Issues	0	22,721,152	0	22,721,152
Convertible Preferred Securities
Industrials	0	0	3,491	3,491
Utilities	16,143	0	0	16,143
Preferred Securities
Banking & Finance	121,418	27,710	0	149,128
Short-Term Instruments
Certificates of Deposit	0	994,286	0	994,286
Commercial Paper	0	1,207,465	0	1,207,465
Repurchase Agreements	0	156,041	0	156,041
Short-Term Notes	0	172,664	0	172,664
Japan Treasury Bills	0	24,095,276	0	24,095,276
Mexico Treasury Bills	0	230,792	0	230,792
U.S. Treasury Bills	0	777,443	0	777,443
PIMCO Short-Term Floating NAV Portfolio	42,711,073	0	0	42,711,073
Purchased Options
Interest Rate Contracts	0	23,638	0	23,638

	$42,881,130	$276,594,834	$1,450,847	$320,926,811

Short Sales, at value	$0	$(4,106,281)	$0	$(4,106,281)

Financial Derivative Instruments(7) - Assets
Credit Contracts	0	135,581	0	135,581
Foreign Exchange Contracts	0	1,851,198	0	1,851,198
Interest Rate Contracts	1,246,094	2,113,414	61	3,359,569

	$1,246,094	$4,100,193	$61	$5,346,348
Financial Derivative Instruments(7) - Liabilities
Credit Contracts	0	(1,223,654)	0	(1,223,654)
Foreign Exchange Contracts	0	(1,897,519)	0	(1,897,519)
Interest Rate Contracts	(11,227)	(2,561,747)	(159,364)	(2,732,338)

	$(11,227)	$(5,682,920)	$(159,364)	$(5,853,511)

Totals	$44,115,997	$270,905,826	$1,291,544	$316,313,367

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2011:

Category and Subcategory(3)	Beginning Balance at 03/31/2011	Net Purchases(8)	Net Sales(8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011(9)
Investments, at value
Bank Loan Obligations	$44,644	$93,127	$0	$22	$0	$(497)	$0	$0	$137,296	$(497)
Corporate Bonds & Notes
Banking & Finance	239,637	14,313	(90,810)	(12)	4,075	(16,438)	0	(54,147)	96,618	649
Industrials	182,410	0	(30,995)	(225)	(139)	(6,126)	0	(1,062)	143,863	(5,375)
Utilities	1,223	0	(125)	1	2	(44)	0	0	1,057	(39)
Municipal Bonds & Notes
Ohio	0	81,127	0	47	0	(251)	0	0	80,923	(252)
U.S. Government Agencies	138,153	75,876	(31,232)	(879)	(105)	3,051	6,705	0	191,569	2,682
Mortgage-Backed Securities	70,004	359,996	(11,003)	278	1,041	(3,807)	53,532	(51,853)	418,188	(4,879)
Asset-Backed Securities	841,062	215,851	(121,958)	1,458	3,860	(29,930)	0	(532,501)	377,842	(9,380)
Sovereign Issues	549,754	0	(550,868)	14	0	1,100	0	0	0	0
Convertible Preferred Securities
Industrials	0	0	0	0	0	3,491	0	0	3,491	3,491

	$2,066,887	$840,290	$(836,991)	$704	$8,734	$(49,451)	$60,237	$(639,563)	$1,450,847	$(13,600)
Financial Derivative Instruments(7) - Assets
Interest Rate Contracts	$0	$0	$0	$0	$0	$61	$0	$0	$61	$61

Financial Derivative Instruments(7) - Liabilities
Interest Rate Contracts	$(275,943)	$0	$0	$0	$0	$116,579	$0	$0	$(159,364)	$116,579

Totals	$1,790,944	$840,290	$(836,991)	$704	$8,734	$67,189	$60,237	$(639,563)	$1,291,544	$103,040

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

(v)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit contracts	Equity contracts	Foreign exchange contracts	Interest rate contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$23,638	$23,638
Variation margin receivable on financial derivative instruments(2)	0	0	0	0	5,928	5,928
Unrealized appreciation on foreign currency contracts	0	0	0	1,851,198	0	1,851,198
Unrealized appreciation on OTC swap agreements	0	135,581	0	0	2,073,536	2,209,117

	$0	$135,581	$0	$1,851,198	$2,103,102	$4,089,881

Liabilities:
Written options outstanding	$0	$41,598	$0	$0	$768,741	$810,339
Variation margin payable on financial derivative instruments(2)	0	0	0	0	143,695	143,695
Unrealized depreciation on foreign currency contracts	0	0	0	1,893,149	0	1,893,149
Unrealized depreciation on OTC swap agreements	0	1,182,056	0	4,370	1,818,760	3,005,186

	$0	$1,223,654	$0	$1,897,519	$2,731,196	$5,852,369

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2011:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$(68,547)	$285,657	$9,516	$5,744	$(2,987,390)	$(2,755,020)
Net realized (loss) on foreign currency transactions	0	0	0	(509,722)	0	(509,722)

	$(68,547)	$285,657	$9,516	$(503,978)	$(2,987,390)	$(3,264,742)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$10,079	$10,079
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	(1,469,523)	0	(20,475)	2,384,134	894,136
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(80,266)	0	(80,266)

	$0	$(1,469,523)	$0	$(100,741)	$2,394,213	$823,949

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,234,867 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(93,671) as reported in the Notes to Schedule of Investments.

(w)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2011:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures(1)
BOA	$(36,352)	$31,798	$(4,554)
BPS	6,844	9,339	16,183
BRC	474,531	(327,270)	147,261
CBK	(704,799)	791,540	86,741
DUB	(105,754)	162,375	56,621
FBF	(49,713)	44,653	(5,060)
FBL	72,673	(56,060)	16,613
GLM	204,961	(39,690)	165,271
GST	(114,925)	116,133	1,208
HUS	18,265	1,100	19,365
JPM	(360,706)	388,380	27,674
MSC	76,300	(60,745)	15,555
MYC	311,349	(294,145)	17,204
RBC	130,493	(104,470)	26,023
RYL	(588,326)	586,695	(1,631)
SOG	(20,478)	17,906	(2,572)
UAG	(236,577)	583,393	346,816

(1)

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 6, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparties risk.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: December 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: December 7, 2011

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: December 7, 2011